UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23305

AMERICAN CENTURY ETF TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	02-28-2026

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

SEMIANNUAL SHAREHOLDER REPORT
American Century California Municipal Bond ETF

NYSE Arca, Inc. (CATF)	February 28, 2026

This semi-annual shareholder report contains important information about American Century California Municipal Bond ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century California Municipal Bond ETF	$14	0.27%

Fund Statistics
Net Assets	$66,144,005
Management Fees (dollars paid during the reporting period)	$77,960
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	248

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	97.6%
Warrants	0.0%
Short-Term Investments	1.8%
Other Assets and Liabilities	0.6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072117

SEMIANNUAL SHAREHOLDER REPORT
American Century Diversified Corporate Bond ETF

NYSE Arca, Inc. (KORP)	February 28, 2026

This semi-annual shareholder report contains important information about American Century Diversified Corporate Bond ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Diversified Corporate Bond ETF	$15	0.29%

Fund Statistics
Net Assets	$763,272,879
Management Fees (dollars paid during the reporting period)	$929,187
Portfolio Turnover Rate	81%
Total Number of Portfolio Holdings	356

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	88.7%
Convertible Preferred Securities	5.5%
Preferred Securities	3.5%
U.S. Treasury Securities	0.5%
Short-Term Investments	4.7%
Other Assets and Liabilities	(2.9)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072109

SEMIANNUAL SHAREHOLDER REPORT
American Century Diversified Municipal Bond ETF

NYSE Arca, Inc. (TAXF)	February 28, 2026

This semi-annual shareholder report contains important information about American Century Diversified Municipal Bond ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Diversified Municipal Bond ETF	$14	0.27%

Fund Statistics
Net Assets	$576,789,827
Management Fees (dollars paid during the reporting period)	$771,239
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	712

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.6%
Warrants	0.0%
Short-Term Investments	0.2%
Other Assets and Liabilities	0.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072505

SEMIANNUAL SHAREHOLDER REPORT
American Century Focused Dynamic Growth ETF

NYSE Arca, Inc. (FDG)	February 28, 2026

This semi-annual shareholder report contains important information about American Century Focused Dynamic Growth ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Focused Dynamic Growth ETF	$23	0.45%

Fund Statistics
Net Assets	$340,875,152
Management Fees (dollars paid during the reporting period)	$809,245
Portfolio Turnover Rate	28%
Total Number of Portfolio Holdings	47

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	21%
Short-Term Investments	1.0%	Interactive Media and Services	16%
Other Assets and Liabilities	(0.8)%	Software	12%
		Biotechnology	10%
		Broadline Retail	9%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072810

SEMIANNUAL SHAREHOLDER REPORT
American Century Focused Large Cap Value ETF

NYSE Arca, Inc. (FLV)	February 28, 2026

This semi-annual shareholder report contains important information about American Century Focused Large Cap Value ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Focused Large Cap Value ETF	$22	0.42%

Fund Statistics
Net Assets	$333,962,340
Management Fees (dollars paid during the reporting period)	$596,773
Portfolio Turnover Rate	35%
Total Number of Portfolio Holdings	49

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Oil, Gas and Consumable Fuels	7%
Short-Term Investments	0.5%	Health Care Equipment and Supplies	7%
Other Assets and Liabilities	0.3%	Banks	7%
		Insurance	6%
		Capital Markets	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072794

SEMIANNUAL SHAREHOLDER REPORT
American Century Large Cap Equity ETF

NYSE Arca, Inc. (ACLC)	February 28, 2026

This semi-annual shareholder report contains important information about American Century Large Cap Equity ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Large Cap Equity ETF	$20	0.39%

Fund Statistics
Net Assets	$277,457,744
Management Fees (dollars paid during the reporting period)	$529,333
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	99

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Semiconductors and Semiconductor Equipment	15%
Short-Term Investments	0.3%	Software	9%
Other Assets and Liabilities	0.3%	Interactive Media and Services	8%
		Technology Hardware, Storage and Peripherals	5%
		Capital Markets	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072752

SEMIANNUAL SHAREHOLDER REPORT
American Century Large Cap Growth ETF

NYSE Arca, Inc. (ACGR)	February 28, 2026

This semi-annual shareholder report contains important information about American Century Large Cap Growth ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Large Cap Growth ETF	$19	0.39%

Fund Statistics
Net Assets	$16,292,179
Management Fees (dollars paid during the reporting period)	$35,410
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	84

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.1%	Semiconductors and Semiconductor Equipment	23%
Exchange-Traded Funds	0.6%	Software	15%
Short-Term Investments	0.3%	Interactive Media and Services	10%
Other Assets and Liabilities	0.0%	Technology Hardware, Storage and Peripherals	9%
		Financial Services	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072380

SEMIANNUAL SHAREHOLDER REPORT
American Century Mid Cap Growth Impact ETF

NYSE Arca, Inc. (MID)	February 28, 2026

This semi-annual shareholder report contains important information about American Century Mid Cap Growth Impact ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Mid Cap Growth Impact ETF	$22	0.45%

Fund Statistics
Net Assets	$92,378,823
Management Fees (dollars paid during the reporting period)	$206,529
Portfolio Turnover Rate	23%
Total Number of Portfolio Holdings	44

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	97.5%	Health Care Equipment and Supplies	7%
Short-Term Investments	2.5%	Oil, Gas and Consumable Fuels	7%
Other Assets and Liabilities	0.0%	Software	6%
		Semiconductors and Semiconductor Equipment	6%
		Specialty Retail	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072760

SEMIANNUAL SHAREHOLDER REPORT
American Century Multisector Floating Income ETF

NYSE Arca, Inc. (FUSI)	February 28, 2026

This semi-annual shareholder report contains important information about American Century Multisector Floating Income ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Multisector Floating Income ETF	$14	0.27%

Fund Statistics
Net Assets	$22,748,617
Management Fees (dollars paid during the reporting period)	$46,361
Portfolio Turnover Rate	27%
Total Number of Portfolio Holdings	61

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Collateralized Loan Obligations	37.8%
Commercial Mortgage-Backed Securities	20.6%
Collateralized Mortgage Obligations	14.0%
Asset-Backed Securities	12.4%
U.S. Treasury Securities	9.9%
Short-Term Investments	7.3%
Other Assets and Liabilities	(2.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072224

SEMIANNUAL SHAREHOLDER REPORT
American Century Multisector Income ETF

NYSE Arca, Inc. (MUSI)	February 28, 2026

This semi-annual shareholder report contains important information about American Century Multisector Income ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Multisector Income ETF	$18	0.35%

Fund Statistics
Net Assets	$201,050,400
Management Fees (dollars paid during the reporting period)	$316,837
Portfolio Turnover Rate	83%
Total Number of Portfolio Holdings	364

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	42.6%
Asset-Backed Securities	15.1%
U.S. Treasury Securities	12.3%
Collateralized Mortgage Obligations	7.9%
Convertible Preferred Securities	6.4%
Commercial Mortgage-Backed Securities	3.8%
Preferred Securities	3.3%
Sovereign Governments and Agencies	2.1%
Municipal Securities	1.1%
Collateralized Loan Obligations	0.8%
Bank Loan Obligations	0.2%
U.S. Government Agency Mortgage-Backed Securities	0.1%
Short-Term Investments	6.1%
Other Assets and Liabilities	(1.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072398

SEMIANNUAL SHAREHOLDER REPORT
American Century Quality Diversified International ETF

NYSE Arca, Inc. (QINT)	February 28, 2026

This semi-annual shareholder report contains important information about American Century Quality Diversified International ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Quality Diversified International ETF	$21	0.39%

Fund Statistics
Net Assets	$550,240,207
Management Fees (dollars paid during the reporting period)	$859,697
Portfolio Turnover Rate	34%
Total Number of Portfolio Holdings	366

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	Japan	21%
Warrants	0.0%	United Kingdom	13%
Short-Term Investments	4.6%	Canada	10%
Other Assets and Liabilities	(4.1)%	Germany	8%
		France	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072406

SEMIANNUAL SHAREHOLDER REPORT
American Century Select High Yield ETF

NYSE Arca, Inc. (AHYB)	February 28, 2026

This semi-annual shareholder report contains important information about American Century Select High Yield ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Select High Yield ETF	$23	0.45%

Fund Statistics
Net Assets	$58,480,235
Management Fees (dollars paid during the reporting period)	$119,298
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	598

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.7%
Common Stocks	0.0%
Short-Term Investments	6.1%
Other Assets and Liabilities	(1.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072331

SEMIANNUAL SHAREHOLDER REPORT
American Century Short Duration Strategic Income ETF

The Nasdaq Stock Market LLC (SDSI)	February 28, 2026

This semi-annual shareholder report contains important information about American Century Short Duration Strategic Income ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Short Duration Strategic Income ETF	$16	0.32%

Fund Statistics
Net Assets	$176,111,947
Management Fees (dollars paid during the reporting period)	$216,023
Portfolio Turnover Rate	91%
Total Number of Portfolio Holdings	395

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	45.5%
Asset-Backed Securities	12.4%
Collateralized Mortgage Obligations	11.6%
U.S. Treasury Securities	10.3%
Convertible Preferred Securities	7.1%
Preferred Securities	3.9%
Commercial Mortgage-Backed Securities	2.6%
Sovereign Governments and Agencies	1.1%
Municipal Securities	0.9%
Collateralized Loan Obligations	0.7%
Bank Loan Obligations	0.1%
Short-Term Investments	5.8%
Other Assets and Liabilities	(2.0)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072257

SEMIANNUAL SHAREHOLDER REPORT
American Century Small Cap Growth Insights ETF

Cboe BZX Exchange, Inc. (ACSG)	February 28, 2026

This semi-annual shareholder report contains important information about American Century Small Cap Growth Insights ETF for the period of October 14, 2025 to February 28, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
American Century Small Cap Growth Insights ETF	$19	0.49%
*The costs of an investment would have been greater had the class been available for a full six months.

Fund Statistics
Net Assets	$8,954,468
Management Fees (dollars paid during the reporting period)	$12,611
Portfolio Turnover Rate	35%
Total Number of Portfolio Holdings	253

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Biotechnology	13%
Warrants	0.0%	Semiconductors and Semiconductor Equipment	7%
Rights	0.0%	Health Care Providers and Services	6%
Short-Term Investments	0.2%	Software	5%
Other Assets and Liabilities	0.0%	Aerospace and Defense	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507A705

SEMIANNUAL SHAREHOLDER REPORT
American Century Small Cap Value Insights ETF

Cboe BZX Exchange, Inc. (ACSV)	February 28, 2026

This semi-annual shareholder report contains important information about American Century Small Cap Value Insights ETF for the period of October 14, 2025 to February 28, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
American Century Small Cap Value Insights ETF	$19	0.49%
*The costs of an investment would have been greater had the class been available for a full six months.

Fund Statistics
Net Assets	$8,804,584
Management Fees (dollars paid during the reporting period)	$12,588
Portfolio Turnover Rate	31%
Total Number of Portfolio Holdings	201

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Banks	18%
Short-Term Investments	0.3%	Oil, Gas and Consumable Fuels	10%
Other Assets and Liabilities	0.1%	Insurance	5%
		Household Durables	5%
		Financial Services	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507A804

SEMIANNUAL SHAREHOLDER REPORT
American Century U.S. Quality Growth ETF

NYSE Arca, Inc. (QGRO)	February 28, 2026

This semi-annual shareholder report contains important information about American Century U.S. Quality Growth ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century U.S. Quality Growth ETF	$14	0.29%

Fund Statistics
Net Assets	$2,128,612,347
Management Fees (dollars paid during the reporting period)	$3,071,747
Portfolio Turnover Rate	69%
Total Number of Portfolio Holdings	192

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Semiconductors and Semiconductor Equipment	11%
Rights	0.0%	Software	11%
Short-Term Investments	0.2%	Health Care Equipment and Supplies	6%
Other Assets and Liabilities	0.1%	Entertainment	6%
		Aerospace and Defense	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072307

SEMIANNUAL SHAREHOLDER REPORT
American Century U.S. Quality Value ETF

NYSE Arca, Inc. (VALQ)	February 28, 2026

This semi-annual shareholder report contains important information about American Century U.S. Quality Value ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century U.S. Quality Value ETF	$15	0.29%

Fund Statistics
Net Assets	$322,251,518
Management Fees (dollars paid during the reporting period)	$401,868
Portfolio Turnover Rate	71%
Total Number of Portfolio Holdings	227

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	8%
Short-Term Investments	0.4%	Pharmaceuticals	7%
Other Assets and Liabilities	(0.2)%	Household Products	7%
		IT Services	6%
		Specialty Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072208

SEMIANNUAL SHAREHOLDER REPORT

Avantis All Equity Markets ETF

NYSE Arca, Inc. (AVGE)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis All Equity Markets ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis All Equity Markets ETF	$2	0.03%

Fund Statistics
Net Assets	$815,873,018
Management Fees (dollars paid during the reporting period)	$100,787
Portfolio Turnover Rate	0%
Total Number of Portfolio Holdings	15

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	68.8%
International Equity Funds	31.1%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072232

SEMIANNUAL SHAREHOLDER REPORT

Avantis All Equity Markets Value ETF

NYSE Arca, Inc. (AVGV)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis All Equity Markets Value ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis All Equity Markets Value ETF	$2	0.03%

Fund Statistics
Net Assets	$287,872,758
Management Fees (dollars paid during the reporting period)	$29,238
Portfolio Turnover Rate	0%
Total Number of Portfolio Holdings	8

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.1%
International Equity Funds	39.8%
Short-Term Investments	0.6%
Other Assets and Liabilities	(0.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072216

SEMIANNUAL SHAREHOLDER REPORT

Avantis All International Markets Equity ETF

NYSE Arca, Inc. (AVNM)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis All International Markets Equity ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis All International Markets Equity ETF	$2	0.03%

Fund Statistics
Net Assets	$591,438,802
Management Fees (dollars paid during the reporting period)	$65,424
Portfolio Turnover Rate	0%
Total Number of Portfolio Holdings	9

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
International Equity Funds	99.9%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072174

SEMIANNUAL SHAREHOLDER REPORT

Avantis All International Markets Value ETF

NYSE Arca, Inc. (AVNV)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis All International Markets Value ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis All International Markets Value ETF	$2	0.03%

Fund Statistics
Net Assets	$47,644,274
Management Fees (dollars paid during the reporting period)	$4,248
Portfolio Turnover Rate	0%
Total Number of Portfolio Holdings	4

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
International Equity Funds	99.9%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072166

SEMIANNUAL SHAREHOLDER REPORT
Avantis Core Fixed Income ETF

NYSE Arca, Inc. (AVIG)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis Core Fixed Income ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Core Fixed Income ETF	$8	0.15%

Fund Statistics
Net Assets	$1,653,852,471
Management Fees (dollars paid during the reporting period)	$1,085,459
Portfolio Turnover Rate	122%
Total Number of Portfolio Holdings	769

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	62.8%
U.S. Treasury Securities	24.0%
U.S. Government Agency Mortgage-Backed Securities	19.5%
U.S. Government Agency Securities	1.1%
Sovereign Governments and Agencies	0.1%
Short-Term Investments	11.0%
Other Assets and Liabilities	(18.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072562

SEMIANNUAL SHAREHOLDER REPORT
Avantis Core Municipal Fixed Income ETF

NYSE Arca, Inc. (AVMU)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis Core Municipal Fixed Income ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Core Municipal Fixed Income ETF	$8	0.15%

Fund Statistics
Net Assets	$157,418,480
Management Fees (dollars paid during the reporting period)	$111,082
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	495

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.6%
Short-Term Investments	0.4%
Other Assets and Liabilities	1.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072695

SEMIANNUAL SHAREHOLDER REPORT
Avantis Credit ETF

The Nasdaq Stock Market LLC (AVGB)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis Credit ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Credit ETF	$10	0.20%

Fund Statistics
Net Assets	$12,854,648
Management Fees (dollars paid during the reporting period)	$11,453
Portfolio Turnover Rate	5%
Total Number of Portfolio Holdings	110

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	94.5%
Short-Term Investments	4.3%
Other Assets and Liabilities	1.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507A200

SEMIANNUAL SHAREHOLDER REPORT
Avantis Emerging Markets Equity ETF

NYSE Arca, Inc. (AVEM)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis Emerging Markets Equity ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Emerging Markets Equity ETF	$19	0.33%

Fund Statistics
Net Assets	$21,913,797,180
Management Fees (dollars paid during the reporting period)	$25,583,959
Portfolio Turnover Rate	2%
Total Number of Portfolio Holdings	3,942

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.2%	China	23%
Warrants	0.0%	Taiwan	22%
Rights	0.0%	South Korea	18%
Short-Term Investments	1.1%	India	14%
Other Assets and Liabilities	(1.3)%	South Africa	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072604

SEMIANNUAL SHAREHOLDER REPORT
Avantis Emerging Markets ex-China Equity ETF

The Nasdaq Stock Market LLC (AVXC)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis Emerging Markets ex-China Equity ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Emerging Markets ex-China Equity ETF	$19	0.33%

Fund Statistics
Net Assets	$302,381,331
Management Fees (dollars paid during the reporting period)	$340,065
Portfolio Turnover Rate	1%
Total Number of Portfolio Holdings	2,743

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.8%	Taiwan	26%
Warrants	0.0%	South Korea	22%
Rights	0.0%	India	17%
Short-Term Investments	2.6%	Brazil	7%
Other Assets and Liabilities	(2.4)%	South Africa	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507A101

SEMIANNUAL SHAREHOLDER REPORT
Avantis Emerging Markets Small Cap Equity ETF

NYSE Arca, Inc. (AVEE)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis Emerging Markets Small Cap Equity ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Emerging Markets Small Cap Equity ETF	$22	0.42%

Fund Statistics
Net Assets	$109,692,757
Management Fees (dollars paid during the reporting period)	$145,334
Portfolio Turnover Rate	1%
Total Number of Portfolio Holdings	2,757

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.8%	Taiwan	21%
Warrants	0.0%	China	18%
Rights	0.0%	South Korea	16%
Short-Term Investments	1.5%	India	14%
Other Assets and Liabilities	(1.3)%	Brazil	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072141

SEMIANNUAL SHAREHOLDER REPORT
Avantis Emerging Markets Value ETF

NYSE Arca, Inc. (AVES)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis Emerging Markets Value ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Emerging Markets Value ETF	$20	0.36%

Fund Statistics
Net Assets	$1,392,803,733
Management Fees (dollars paid during the reporting period)	$1,630,219
Portfolio Turnover Rate	2%
Total Number of Portfolio Holdings	1,829

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.3%	China	24%
Warrants	0.0%	Taiwan	22%
Short-Term Investments	6.5%	South Korea	16%
Other Assets and Liabilities	(6.8)%	India	15%
		Brazil	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072372

SEMIANNUAL SHAREHOLDER REPORT
Avantis Inflation Focused Equity ETF

NYSE Arca, Inc. (AVIE)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis Inflation Focused Equity ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Inflation Focused Equity ETF	$14	0.25%

Fund Statistics
Net Assets	$8,970,863
Management Fees (dollars paid during the reporting period)	$8,344
Portfolio Turnover Rate	1%
Total Number of Portfolio Holdings	350

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Oil, Gas and Consumable Fuels	23%
Rights	0.0%	Pharmaceuticals	10%
Short-Term Investments	0.3%	Biotechnology	10%
Other Assets and Liabilities	0.2%	Insurance	10%
		Metals and Mining	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072240

SEMIANNUAL SHAREHOLDER REPORT
Avantis International Equity ETF

NYSE Arca, Inc. (AVDE)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis International Equity ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis International Equity ETF	$13	0.23%

Fund Statistics
Net Assets	$15,023,520,008
Management Fees (dollars paid during the reporting period)	$12,837,959
Portfolio Turnover Rate	4%
Total Number of Portfolio Holdings	3,293

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.8%	Japan	22%
Rights	0.0%	United Kingdom	13%
Warrants	0.0%	Canada	12%
Short-Term Investments	1.7%	France	8%
Other Assets and Liabilities	(1.5)%	Switzerland	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072703

SEMIANNUAL SHAREHOLDER REPORT
Avantis International Large Cap Value ETF

NYSE Arca, Inc. (AVIV)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis International Large Cap Value ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis International Large Cap Value ETF	$14	0.25%

Fund Statistics
Net Assets	$1,219,981,431
Management Fees (dollars paid during the reporting period)	$1,210,372
Portfolio Turnover Rate	5%
Total Number of Portfolio Holdings	598

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.7%	Japan	19%
Short-Term Investments	3.2%	United Kingdom	15%
Other Assets and Liabilities	(2.9)%	Canada	13%
		Germany	8%
		France	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072364

SEMIANNUAL SHAREHOLDER REPORT
Avantis International Small Cap Equity ETF

NYSE Arca, Inc. (AVDS)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis International Small Cap Equity ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis International Small Cap Equity ETF	$17	0.30%

Fund Statistics
Net Assets	$257,621,925
Management Fees (dollars paid during the reporting period)	$251,577
Portfolio Turnover Rate	4%
Total Number of Portfolio Holdings	3,022

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.8%	Japan	32%
Rights	0.0%	Canada	12%
Warrants	0.0%	United Kingdom	11%
Short-Term Investments	2.7%	Australia	10%
Other Assets and Liabilities	(2.5)%	Sweden	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072190

SEMIANNUAL SHAREHOLDER REPORT
Avantis International Small Cap Value ETF

NYSE Arca, Inc. (AVDV)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis International Small Cap Value ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis International Small Cap Value ETF	$21	0.36%

Fund Statistics
Net Assets	$18,822,594,201
Management Fees (dollars paid during the reporting period)	$26,043,625
Portfolio Turnover Rate	6%
Total Number of Portfolio Holdings	1,663

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.8%	Japan	34%
Warrants	0.0%	Canada	11%
Rights	0.0%	United Kingdom	10%
Short-Term Investments	1.2%	Australia	9%
Other Assets and Liabilities	(1.0)%	Israel	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072802

SEMIANNUAL SHAREHOLDER REPORT

Avantis Moderate Allocation ETF

NYSE Arca, Inc. (AVMA)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis Moderate Allocation ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Moderate Allocation ETF	$2	0.03%

Fund Statistics
Net Assets	$60,930,632
Management Fees (dollars paid during the reporting period)	$7,327
Portfolio Turnover Rate	0%
Total Number of Portfolio Holdings	18

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	48.0%
Domestic Fixed Income Funds	30.3%
International Equity Funds	21.6%
Short-Term Investments	1.8%
Other Assets and Liabilities	(1.7)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072182

SEMIANNUAL SHAREHOLDER REPORT
Avantis Real Estate ETF

NYSE Arca, Inc. (AVRE)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis Real Estate ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Real Estate ETF	$9	0.17%

Fund Statistics
Net Assets	$777,260,068
Management Fees (dollars paid during the reporting period)	$570,367
Portfolio Turnover Rate	1%
Total Number of Portfolio Holdings	320

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.6%	Retail REITs	18%
Short-Term Investments	0.6%	Industrial REITs	17%
Other Assets and Liabilities	(0.2)%	Health Care REITs	13%
		Data Center REITs	8%
		Diversified REITs	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072356

SEMIANNUAL SHAREHOLDER REPORT

Avantis Responsible Emerging Markets Equity ETF

NYSE Arca, Inc. (AVSE)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis Responsible Emerging Markets Equity ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Responsible Emerging Markets Equity ETF	$18	0.33%

Fund Statistics
Net Assets	$200,004,038
Management Fees (dollars paid during the reporting period)	$276,646
Portfolio Turnover Rate	0%
Total Number of Portfolio Holdings	2,395

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.1%	Taiwan	23%
Warrants	0.0%	China	22%
Short-Term Investments	1.2%	South Korea	19%
Other Assets and Liabilities	(1.3)%	India	15%
		Brazil	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072315

SEMIANNUAL SHAREHOLDER REPORT

Avantis Responsible International Equity ETF

NYSE Arca, Inc. (AVSD)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis Responsible International Equity ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Responsible International Equity ETF	$12	0.23%

Fund Statistics
Net Assets	$454,237,421
Management Fees (dollars paid during the reporting period)	$412,821
Portfolio Turnover Rate	4%
Total Number of Portfolio Holdings	2,094

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	Japan	22%
Warrants	0.0%	United Kingdom	13%
Rights	0.0%	Canada	12%
Short-Term Investments	3.2%	France	8%
Other Assets and Liabilities	(2.7)%	Switzerland	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072299

SEMIANNUAL SHAREHOLDER REPORT

Avantis Responsible U.S. Equity ETF

NYSE Arca, Inc. (AVSU)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis Responsible U.S. Equity ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Responsible U.S. Equity ETF	$8	0.15%

Fund Statistics
Net Assets	$425,949,251
Management Fees (dollars paid during the reporting period)	$324,012
Portfolio Turnover Rate	0%
Total Number of Portfolio Holdings	1,304

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	13%
Rights	0.0%	Interactive Media and Services	8%
Warrants	0.0%	Technology Hardware, Storage and Peripherals	6%
Short-Term Investments	0.1%	Banks	6%
Other Assets and Liabilities	0.0%	Software	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072281

SEMIANNUAL SHAREHOLDER REPORT
Avantis Short-Term Fixed Income ETF

NYSE Arca, Inc. (AVSF)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis Short-Term Fixed Income ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Short-Term Fixed Income ETF	$8	0.15%

Fund Statistics
Net Assets	$748,254,067
Management Fees (dollars paid during the reporting period)	$508,112
Portfolio Turnover Rate	20%
Total Number of Portfolio Holdings	509

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	77.2%
U.S. Treasury Securities	20.0%
U.S. Government Agency Securities	1.5%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	0.4%
Other Assets and Liabilities	0.7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072687

SEMIANNUAL SHAREHOLDER REPORT

Avantis Total Equity Markets ETF

NYSE Arca, Inc. (AVTM)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis Total Equity Markets ETF for the period of January 29, 2026 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
Avantis Total Equity Markets ETF	$2	0.19%
*The costs of an investment would have been greater had the class been available for a full six months.

Fund Statistics
Net Assets	$710,307,224
Management Fees (dollars paid during the reporting period)	$108,527
Portfolio Turnover Rate	0%
Total Number of Portfolio Holdings	2,321

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	82.5%
Exchange-Traded Funds	17.4%
Rights	0.0%
Short-Term Investments	0.4%
Other Assets and Liabilities	(0.3)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507A606

SEMIANNUAL SHAREHOLDER REPORT

Avantis U.S. Equity ETF

NYSE Arca, Inc. (AVUS)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis U.S. Equity ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Equity ETF	$8	0.15%

Fund Statistics
Net Assets	$11,288,984,308
Management Fees (dollars paid during the reporting period)	$7,678,841
Portfolio Turnover Rate	1%
Total Number of Portfolio Holdings	1,940

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	11%
Rights	0.0%	Interactive Media and Services	7%
Warrants	0.0%	Oil, Gas and Consumable Fuels	6%
Short-Term Investments	0.2%	Technology Hardware, Storage and Peripherals	6%
Other Assets and Liabilities	0.0%	Software	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072885

SEMIANNUAL SHAREHOLDER REPORT

Avantis U.S. Large Cap Equity ETF

NYSE Arca, Inc. (AVLC)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis U.S. Large Cap Equity ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Large Cap Equity ETF	$8	0.15%

Fund Statistics
Net Assets	$1,034,730,932
Management Fees (dollars paid during the reporting period)	$636,478
Portfolio Turnover Rate	2%
Total Number of Portfolio Holdings	891

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	12%
Warrants	0.0%	Interactive Media and Services	7%
Rights	0.0%	Software	7%
Short-Term Investments	0.1%	Technology Hardware, Storage and Peripherals	6%
Other Assets and Liabilities	0.1%	Oil, Gas and Consumable Fuels	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072158

SEMIANNUAL SHAREHOLDER REPORT

Avantis U.S. Large Cap Value ETF

NYSE Arca, Inc. (AVLV)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis U.S. Large Cap Value ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Large Cap Value ETF	$8	0.15%

Fund Statistics
Net Assets	$10,653,276,195
Management Fees (dollars paid during the reporting period)	$6,709,029
Portfolio Turnover Rate	7%
Total Number of Portfolio Holdings	265

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Oil, Gas and Consumable Fuels	12%
Warrants	0.0%	Semiconductors and Semiconductor Equipment	9%
Short-Term Investments	0.1%	Insurance	7%
Other Assets and Liabilities	0.1%	Consumer Staples Distribution & Retail	6%
		Interactive Media and Services	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072349

SEMIANNUAL SHAREHOLDER REPORT

Avantis U.S. Mid Cap Equity ETF

NYSE Arca, Inc. (AVMC)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis U.S. Mid Cap Equity ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Mid Cap Equity ETF	$9	0.18%

Fund Statistics
Net Assets	$314,542,909
Management Fees (dollars paid during the reporting period)	$220,892
Portfolio Turnover Rate	5%
Total Number of Portfolio Holdings	606

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Oil, Gas and Consumable Fuels	6%
Warrants	0.0%	Insurance	5%
Short-Term Investments	0.2%	Banks	4%
Other Assets and Liabilities	0.0%	Capital Markets	4%
		Machinery	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072125

SEMIANNUAL SHAREHOLDER REPORT

Avantis U.S. Mid Cap Value ETF

NYSE Arca, Inc. (AVMV)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis U.S. Mid Cap Value ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Mid Cap Value ETF	$11	0.20%

Fund Statistics
Net Assets	$510,042,693
Management Fees (dollars paid during the reporting period)	$336,776
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	280

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Oil, Gas and Consumable Fuels	11%
Short-Term Investments	0.2%	Insurance	9%
Other Assets and Liabilities	0.0%	Banks	6%
		Capital Markets	5%
		Consumer Staples Distribution & Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072133

SEMIANNUAL SHAREHOLDER REPORT
Avantis U.S. Quality ETF

The Nasdaq Stock Market LLC (AVUQ)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis U.S. Quality ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Quality ETF	$8	0.15%

Fund Statistics
Net Assets	$194,098,592
Management Fees (dollars paid during the reporting period)	$132,392
Portfolio Turnover Rate	0%
Total Number of Portfolio Holdings	579

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	19%
Warrants	0.0%	Software	12%
Short-Term Investments	0.3%	Technology Hardware, Storage and Peripherals	11%
Other Assets and Liabilities	(0.1)%	Interactive Media and Services	11%
		Broadline Retail	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507A507

SEMIANNUAL SHAREHOLDER REPORT

Avantis U.S. Small Cap Equity ETF

NYSE Arca, Inc. (AVSC)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis U.S. Small Cap Equity ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Small Cap Equity ETF	$13	0.25%

Fund Statistics
Net Assets	$2,409,663,350
Management Fees (dollars paid during the reporting period)	$2,599,652
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	1,492

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Banks	16%
Rights	0.0%	Oil, Gas and Consumable Fuels	5%
Warrants	0.0%	Biotechnology	4%
Short-Term Investments	1.5%	Energy Equipment and Services	4%
Other Assets and Liabilities	(1.3)%	Machinery	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072323

SEMIANNUAL SHAREHOLDER REPORT

Avantis U.S. Small Cap Value ETF

NYSE Arca, Inc. (AVUV)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis U.S. Small Cap Value ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Small Cap Value ETF	$13	0.25%

Fund Statistics
Net Assets	$23,549,170,743
Management Fees (dollars paid during the reporting period)	$24,923,617
Portfolio Turnover Rate	3%
Total Number of Portfolio Holdings	780

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Banks	14%
Warrants	0.0%	Oil, Gas and Consumable Fuels	10%
Rights	0.0%	Energy Equipment and Services	9%
Short-Term Investments	0.3%	Insurance	6%
Other Assets and Liabilities	(0.2)%	Specialty Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072877

SEMIANNUAL SHAREHOLDER REPORT

Avantis Core Fixed Income Fund

Institutional Class (AVIGX)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis Core Fixed Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$8	0.15%

Fund Statistics
Net Assets	$297,892,866
Management Fees (dollars paid during the reporting period)	$8,509
Portfolio Turnover Rate	113%
Total Number of Portfolio Holdings	500

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	61.0%
U.S. Treasury Securities	25.4%
U.S. Government Agency Mortgage-Backed Securities	19.5%
U.S. Government Agency Securities	0.8%
Sovereign Governments and Agencies	0.1%
Short-Term Investments	12.9%
Other Assets and Liabilities	(19.7)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072661

SEMIANNUAL SHAREHOLDER REPORT

Avantis Core Fixed Income Fund

G Class (AVBNX)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis Core Fixed Income Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$297,892,866
Management Fees (dollars paid during the reporting period)	$8,509
Portfolio Turnover Rate	113%
Total Number of Portfolio Holdings	500

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	61.0%
U.S. Treasury Securities	25.4%
U.S. Government Agency Mortgage-Backed Securities	19.5%
U.S. Government Agency Securities	0.8%
Sovereign Governments and Agencies	0.1%
Short-Term Investments	12.9%
Other Assets and Liabilities	(19.7)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072430

SEMIANNUAL SHAREHOLDER REPORT

Avantis Emerging Markets Equity Fund

Institutional Class (AVEEX)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis Emerging Markets Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$18	0.33%

Fund Statistics
Net Assets	$955,288,783
Management Fees (dollars paid during the reporting period)	$1,161,820
Portfolio Turnover Rate	3%
Total Number of Portfolio Holdings	3,298

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.1%	China	22%
Warrants	0.0%	Taiwan	22%
Short-Term Investments	3.1%	South Korea	17%
Other Assets and Liabilities	(2.2)%	India	14%
		Brazil	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072869

SEMIANNUAL SHAREHOLDER REPORT

Avantis Emerging Markets Equity Fund

G Class (AVENX)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis Emerging Markets Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$955,288,783
Management Fees (dollars paid during the reporting period)	$1,161,820
Portfolio Turnover Rate	3%
Total Number of Portfolio Holdings	3,298

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.1%	China	22%
Warrants	0.0%	Taiwan	22%
Short-Term Investments	3.1%	South Korea	17%
Other Assets and Liabilities	(2.2)%	India	14%
		Brazil	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072455

SEMIANNUAL SHAREHOLDER REPORT

Avantis International Equity Fund

Institutional Class (AVDEX)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis International Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$13	0.23%

Fund Statistics
Net Assets	$877,256,621
Management Fees (dollars paid during the reporting period)	$400,437
Portfolio Turnover Rate	5%
Total Number of Portfolio Holdings	3,202

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.8%	Japan	22%
Rights	0.0%	United Kingdom	13%
Warrants	0.0%	Canada	12%
Short-Term Investments	6.3%	France	8%
Other Assets and Liabilities	(6.1)%	Switzerland	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072851

SEMIANNUAL SHAREHOLDER REPORT

Avantis International Equity Fund

G Class (AVDNX)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis International Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$877,256,621
Management Fees (dollars paid during the reporting period)	$400,437
Portfolio Turnover Rate	5%
Total Number of Portfolio Holdings	3,202

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.8%	Japan	22%
Rights	0.0%	United Kingdom	13%
Warrants	0.0%	Canada	12%
Short-Term Investments	6.3%	France	8%
Other Assets and Liabilities	(6.1)%	Switzerland	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072463

SEMIANNUAL SHAREHOLDER REPORT

Avantis International Small Cap Value Fund

Institutional Class (AVDVX)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis International Small Cap Value Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$21	0.36%

Fund Statistics
Net Assets	$646,534,754
Management Fees (dollars paid during the reporting period)	$1,001,873
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	1,330

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.0%	Japan	34%
Warrants	0.0%	Canada	11%
Rights	0.0%	United Kingdom	11%
Short-Term Investments	5.5%	Australia	10%
Other Assets and Liabilities	(5.5)%	Sweden	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072844

SEMIANNUAL SHAREHOLDER REPORT

Avantis International Small Cap Value Fund

G Class (AVANX)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis International Small Cap Value Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$646,534,754
Management Fees (dollars paid during the reporting period)	$1,001,873
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	1,330

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.0%	Japan	34%
Warrants	0.0%	Canada	11%
Rights	0.0%	United Kingdom	11%
Short-Term Investments	5.5%	Australia	10%
Other Assets and Liabilities	(5.5)%	Sweden	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072471

SEMIANNUAL SHAREHOLDER REPORT

Avantis U.S. Equity Fund

Institutional Class (AVUSX)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis U.S. Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$8	0.15%

Fund Statistics
Net Assets	$617,438,002
Management Fees (dollars paid during the reporting period)	$521,876
Portfolio Turnover Rate	2%
Total Number of Portfolio Holdings	1,552

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	10%
Rights	0.0%	Interactive Media and Services	7%
Warrants	0.0%	Oil, Gas and Consumable Fuels	6%
Short-Term Investments	0.2%	Software	6%
Other Assets and Liabilities	0.3%	Technology Hardware, Storage and Peripherals	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072836

SEMIANNUAL SHAREHOLDER REPORT

Avantis U.S. Equity Fund

G Class (AVUNX)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis U.S. Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$617,438,002
Management Fees (dollars paid during the reporting period)	$521,876
Portfolio Turnover Rate	2%
Total Number of Portfolio Holdings	1,552

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	10%
Rights	0.0%	Interactive Media and Services	7%
Warrants	0.0%	Oil, Gas and Consumable Fuels	6%
Short-Term Investments	0.2%	Software	6%
Other Assets and Liabilities	0.3%	Technology Hardware, Storage and Peripherals	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072497

SEMIANNUAL SHAREHOLDER REPORT

Avantis U.S. Large Cap Value Fund

Institutional Class (AVLVX)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis U.S. Large Cap Value Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$8	0.15%

Fund Statistics
Net Assets	$715,342,178
Management Fees (dollars paid during the reporting period)	$383,723
Portfolio Turnover Rate	27%
Total Number of Portfolio Holdings	203

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Oil, Gas and Consumable Fuels	13%
Short-Term Investments	0.7%	Semiconductors and Semiconductor Equipment	8%
Other Assets and Liabilities	(0.3)%	Insurance	7%
		Specialty Retail	6%
		Consumer Staples Distribution & Retail	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072273

SEMIANNUAL SHAREHOLDER REPORT

Avantis U.S. Large Cap Value Fund

G Class (ALCEX)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis U.S. Large Cap Value Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$715,342,178
Management Fees (dollars paid during the reporting period)	$383,723
Portfolio Turnover Rate	27%
Total Number of Portfolio Holdings	203

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Oil, Gas and Consumable Fuels	13%
Short-Term Investments	0.7%	Semiconductors and Semiconductor Equipment	8%
Other Assets and Liabilities	(0.3)%	Insurance	7%
		Specialty Retail	6%
		Consumer Staples Distribution & Retail	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072265

SEMIANNUAL SHAREHOLDER REPORT

Avantis U.S. Small Cap Equity Fund

Institutional Class (AVSCX)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis U.S. Small Cap Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$13	0.25%

Fund Statistics
Net Assets	$124,113,358
Management Fees (dollars paid during the reporting period)	$135,427
Portfolio Turnover Rate	40%
Total Number of Portfolio Holdings	1,115

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	15%
Rights	0.0%	Oil, Gas and Consumable Fuels	5%
Short-Term Investments	2.8%	Biotechnology	5%
Other Assets and Liabilities	(2.3)%	Health Care Equipment and Supplies	4%
		Machinery	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507A309

SEMIANNUAL SHAREHOLDER REPORT

Avantis U.S. Small Cap Equity Fund

G Class (AVSBX)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis U.S. Small Cap Equity Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$124,113,358
Management Fees (dollars paid during the reporting period)	$135,427
Portfolio Turnover Rate	40%
Total Number of Portfolio Holdings	1,115

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	15%
Rights	0.0%	Oil, Gas and Consumable Fuels	5%
Short-Term Investments	2.8%	Biotechnology	5%
Other Assets and Liabilities	(2.3)%	Health Care Equipment and Supplies	4%
		Machinery	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507A408

SEMIANNUAL SHAREHOLDER REPORT

Avantis U.S. Small Cap Value Fund

Institutional Class (AVUVX)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis U.S. Small Cap Value Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$13	0.25%

Fund Statistics
Net Assets	$1,462,599,066
Management Fees (dollars paid during the reporting period)	$1,525,232
Portfolio Turnover Rate	19%
Total Number of Portfolio Holdings	682

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	13%
Warrants	0.0%	Oil, Gas and Consumable Fuels	9%
Rights	0.0%	Energy Equipment and Services	7%
Short-Term Investments	1.6%	Insurance	6%
Other Assets and Liabilities	(0.9)%	Specialty Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072828

SEMIANNUAL SHAREHOLDER REPORT

Avantis U.S. Small Cap Value Fund

G Class (AVCNX)	February 28, 2026

This semi-annual shareholder report contains important information about Avantis U.S. Small Cap Value Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

Fund Statistics
Net Assets	$1,462,599,066
Management Fees (dollars paid during the reporting period)	$1,525,232
Portfolio Turnover Rate	19%
Total Number of Portfolio Holdings	682

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	13%
Warrants	0.0%	Oil, Gas and Consumable Fuels	9%
Rights	0.0%	Energy Equipment and Services	7%
Short-Term Investments	1.6%	Insurance	6%
Other Assets and Liabilities	(0.9)%	Specialty Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
S-25072422

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Semiannual Financial Statements and Other Information

February 28, 2026

American Century® California Municipal Bond ETF (CATF)
American Century® Diversified Corporate Bond ETF (KORP)
American Century® Diversified Municipal Bond ETF (TAXF)
American Century® Multisector Floating Income ETF (FUSI)
American Century® Multisector Income ETF (MUSI)
American Century® Select High Yield ETF (AHYB)
American Century® Short Duration Strategic Income ETF (SDSI)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments - California Municipal Bond ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 97.6%
American Samoa — 0.4%
American Samoa Economic Development Authority Rev., 5.00%, 9/1/27 (1)	$250,000	$255,719
California — 93.2%
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	120,000	121,291
Antelope Valley-East Kern Water Agency Financing Authority Rev., (Metropolitan Water District of Southern California), 5.00%, 4/1/44	150,000	168,368
Bay Area Toll Authority Rev., 4.00%, 4/1/30	475,000	484,740
Bay Area Toll Authority Rev., 5.00%, 4/1/42	350,000	389,455
Bay Area Toll Authority Rev., 5.00%, 4/1/43(2)	150,000	184,335
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Rev., 5.25%, 7/1/49	250,000	265,229
California Community Choice Financing Authority Rev., 5.00%, 11/1/33 (GA: Canadian Imperial Bank)	500,000	553,772
California Community Choice Financing Authority Rev., 5.00%, 12/1/35 (GA: New York Life Insurance Co.)	400,000	450,915
California Community Choice Financing Authority Rev., VRN, 5.00%, 5/1/54 (GA: Morgan Stanley)	500,000	545,447
California Community Choice Financing Authority Rev., VRN, 5.50%, 10/1/54 (GA: National Bank of Canada)	45,000	49,478
California Community Choice Financing Authority Rev., VRN, 5.25%, 11/1/54 (GA: Goldman Sachs Group, Inc.)	465,000	501,686
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/55 (GA: Royal Bank of Canada)	525,000	581,231
California Community Choice Financing Authority Rev., VRN, 5.00%, 8/1/55 (GA: American General Life)	500,000	541,294
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/55 (GA: American General Life)	100,000	108,576
California Community Choice Financing Authority Rev., VRN, 5.00%, 1/1/56 (GA: New York Life Insurance Co.)	220,000	245,604
California Community Choice Financing Authority Rev., VRN, 5.00%, 3/1/56 (GA: Pacific Life Insurance Co.)	250,000	277,951
California Community Choice Financing Authority Rev., VRN, 5.00%, 10/1/56 (GA: Bank Of Nova Scotia TR)	500,000	560,474
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	20,000	20,466
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.00%, 6/1/33	160,000	173,856
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.00%, 6/1/32	105,000	111,720
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/39	325,000	317,836
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/49	200,000	178,365
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/40	200,000	234,523
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/37	130,000	151,095
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/40	225,000	256,198
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 5.25%, 12/1/40	250,000	278,694
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/48	275,000	263,312
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/37	400,000	411,895
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/38	25,000	25,648
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/42	350,000	388,920
California Health Facilities Financing Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 6/1/41	140,000	153,922
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/34	530,000	639,088
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), 5.00%, 11/15/44	675,000	746,862
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	245,000	256,472
California Housing Finance Agency Rev., (300 De Haro Venture LP), VRN, 3.25%, 6/1/55	125,000	126,020
California Housing Finance Agency Rev., (Century WLAVA 4 LP), VRN, 2.95%, 6/1/46	250,000	253,102
California Housing Finance Agency Rev., (CR Epoca L Communities LP), Class PT, 3.70%, 11/1/37 (FNMA)	250,000	261,359
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 11/1/31	215,000	247,309
California Infrastructure & Economic Development Bank Rev., (Desertxpress Enterprises LLC), VRN, 12.00%, 1/1/65(1)	145,000	78,300
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/29	250,000	269,988
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/44	325,000	351,067
California Infrastructure & Economic Development Bank Rev., (University of California), 5.00%, 5/15/45	250,000	275,406
California Municipal Finance Authority Rev., 4.70%, 7/1/41 (FNMA)	250,000	267,778
2

Schedule of Investments - California Municipal Bond ETF

	Principal Amount/Shares	Value
California Municipal Finance Authority Rev., (4252 Crenshaw Preservation LLC), 3.75%, 12/1/35 (FHLMC)	$200,000	$205,034
California Municipal Finance Authority Rev., (5435 Balboa LP), VRN, 3.15%, 8/1/59	350,000	352,638
California Municipal Finance Authority Rev., (Ascent 613), 5.375%, 1/1/55(1)	200,000	200,387
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	135,000	133,050
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(1)	500,000	502,068
California Municipal Finance Authority Rev., (California Baptist University), 5.125%, 11/1/40(1)	250,000	267,126
California Municipal Finance Authority Rev., (California Baptist University), 5.375%, 11/1/45(1)	300,000	311,548
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/28	150,000	157,908
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/37	200,000	206,581
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/37	360,000	404,334
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 4.00%, 8/15/44	250,000	238,990
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/38	300,000	311,602
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/43	250,000	255,431
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(1)	100,000	95,139
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	40,000	41,014
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/44	250,000	261,970
California Municipal Finance Authority Rev., (Gracelight Community Health Obligated Group), 4.125%, 6/1/36	250,000	250,687
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/36	400,000	440,792
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/54	600,000	630,728
California Municipal Finance Authority Rev., (Maison's Sierra Phase 2 LP), 4.45%, 11/1/43 (FNMA)	100,000	104,141
California Municipal Finance Authority Rev., (Palmdale Family Housing LP), VRN, 2.95%, 1/1/56	250,000	251,916
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/44	250,000	265,266
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/29	375,000	409,320
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 5.75%, 5/1/54(1)	50,000	50,557
California Municipal Finance Authority Rev., (United Airlines, Inc.), 4.00%, 7/15/29	500,000	509,901
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	100,000	102,629
California Municipal Finance Authority Rev., (View at San Bruno LP), VRN, 5.00%, 6/1/56	30,000	31,837
California Municipal Finance Authority Rev., (Village Green Tax Credit LP), 4.125%, 11/1/41 (FNMA)	100,000	102,688
California Municipal Finance Authority Rev., (Witmer Manor Community Partners LP), 4.875%, 11/1/43 (FNMA)(HUD)	200,000	213,390
California Municipal Finance Authority Rev., VRN, 4.33%, 11/20/40	99,738	101,376
California Municipal Finance Authority Rev., VRN, 3.54%, 2/20/41	99,182	96,156
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2024A), 5.00%, 9/1/48	235,000	239,914
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs Dist No. 2022-6 Impt Area No. 2), 5.25%, 9/1/45	100,000	104,822
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-5 Area No. 2), 5.00%, 9/1/40	225,000	238,651
California Public Finance Authority Rev., (Henry Mayo Newhall Hospital Obligated Group), 5.00%, 10/15/37	40,000	40,251
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(1)	250,000	237,624
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/37	290,000	329,884
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 4.00%, 7/1/34(1)	350,000	361,034
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/36(1)	125,000	125,156
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(1)	300,000	297,635
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/42(1)	250,000	255,968
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(1)	160,000	164,327
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/49(1)	395,000	395,947
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/37(1)	325,000	327,057
California School Finance Authority Rev., (TEACH, Inc. Series 2019 Obligated Group), 5.00%, 6/1/29(1)	255,000	255,940
California State Public Works Board Rev., (State of California), 5.00%, 9/1/33	500,000	598,982
California State University Rev., 4.00%, 11/1/43	335,000	335,043
California State University Rev., VRN, 3.125%, 11/1/51	185,000	185,016
3

Schedule of Investments - California Municipal Bond ETF

	Principal Amount/Shares	Value
California Statewide Communities Development Authority Rev., 5.00%, 10/1/32(1)	$300,000	$347,412
California Statewide Communities Development Authority Rev., 5.00%, 11/15/32 (CA MTG INS)	350,000	383,381
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/40	400,000	401,007
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/45	250,000	237,547
California Statewide Communities Development Authority Rev., (Foothill Oak Park Apartments LLC), VRN, 4.25%, 9/1/67 (FNMA)	500,000	530,371
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/39	175,000	177,747
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/42	200,000	200,015
California Statewide Communities Development Authority Rev., (Hebrew Home for Aged Disabled), 5.00%, 11/1/29 (CA MTG INS)	170,000	173,212
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	200,000	200,267
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/39	250,000	284,770
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/35	125,000	130,871
Central Valley Energy Authority Rev., VRN, 5.00%, 12/1/55 (GA: Pacific Life Insurance Co.)	250,000	277,679
Chabot-Las Positas Community College District GO, 5.25%, 8/1/48	300,000	324,318
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2022-1), 5.00%, 9/1/35	285,000	312,551
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/46(1)	150,000	151,109
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 2.80%, 3/1/47(1)	240,000	197,945
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(1)	100,000	69,742
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Rev., 4.25%, 12/1/49	250,000	246,699
Desert Community College District GO, 5.00%, 8/1/51	450,000	484,624
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 5), 5.375%, 9/1/51	390,000	403,926
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/45	520,000	566,605
East County Advanced Water Purification Joint Powers Authority Rev., 3.125%, 9/1/26	690,000	690,942
El Monte Union High School District GO, 5.00%, 6/1/30	100,000	113,254
El Monte Union High School District GO, 5.00%, 6/1/32	100,000	118,549
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/32	180,000	191,658
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/43	205,000	206,168
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46 (BAM-TCRS)	135,000	134,413
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	260,000	255,379
Glendale Electric Rev., 5.00%, 2/1/46	200,000	213,429
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/51	750,000	747,053
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(1)	250,000	231,674
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/46	150,000	164,925
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax), 4.00%, 6/1/36 (AG)(1)	250,000	258,314
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax), 4.00%, 6/1/51 (AG)(1)	150,000	144,612
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2024-1), 5.00%, 9/1/40	500,000	539,676
Long Beach Marina System Rev., 5.00%, 5/15/37	250,000	292,750
Los Angeles County Community Facilities District No. 2021-01 Special Tax, (County of Los Angeles CA Community Facilities District No. 2021-01 Area No.2), 5.00%, 9/1/49	250,000	255,400
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 5.50%, 12/1/49	150,000	167,294
Los Angeles Department of Airports Rev., 5.00%, 5/15/32	150,000	171,611
Los Angeles Department of Airports Rev., 5.00%, 5/15/48	300,000	325,627
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/42	250,000	280,888
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/45	500,000	538,632
4

Schedule of Investments - California Municipal Bond ETF

	Principal Amount/Shares	Value
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/27	$125,000	$129,611
Los Angeles Department of Water & Power Water System Rev., 5.00%, 1/1/30	250,000	271,821
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/33	125,000	145,832
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/42 (BAM)	125,000	140,976
Los Angeles Housing Authority Rev., 3.75%, 4/1/34 (FNMA)	120,000	123,822
Los Angeles Housing Authority Rev., (Victory Boulevard Housing Partners LP), VRN, 3.00%, 1/1/46	212,000	214,085
Los Angeles Unified School District GO, 5.00%, 7/1/26	180,000	181,984
Los Angeles Unified School District GO, 5.00%, 7/1/35	500,000	623,032
Manhattan Beach COP, VRN, 5.00%, 7/1/55	670,000	703,608
Marina Joint Powers Financing Authority Rev., 3.40%, 3/1/36 (FNMA)	100,000	102,062
Menifee Special Tax, (City of Menifee CA Community Facilities District No. 2023-1), 5.00%, 9/1/44	160,000	167,213
Morgan Hill Unified School District GO, Capital Appreciation, 0.00%, 8/1/26 (FGIC)(3)(4)	75,000	74,272
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Impt Area 6), 5.125%, 9/1/45	200,000	207,929
Mountain View School District School Facilities Improvement District No. 2 GO, Capital Appreciation, 0.00%, 7/1/29(4)	300,000	267,715
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup, Inc.)	290,000	363,282
New Hampshire Business Finance Authority Rev., VRN, 3.92%, 7/20/39	395,933	395,614
Northern California Transmission Agency Rev., 5.00%, 5/1/33	450,000	452,050
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/39	100,000	107,623
Ontario Public Financing Authority Rev., (City of Ontario CA Water), 5.00%, 8/1/49	195,000	208,825
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/32	125,000	126,198
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.50%, 8/15/53	425,000	443,942
Orange Unified School District GO, 3.125%, 8/1/37	800,000	794,086
Palmdale Water District Public Financing Authority Rev., (Palmdale Water District), 5.00%, 10/1/53 (AG)	300,000	316,041
Palomar Health GO, (Palomar Health Obligated Group), 4.00%, 8/1/33	40,000	38,840
Palomar Health GO, (Palomar Health Obligated Group), Capital Appreciation, 7.00%, 8/1/38 (AG)	55,000	61,281
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	130,000	130,096
Paradise Unified School District COP, 5.25%, 5/1/48	100,000	101,369
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	200,000	217,916
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AG)	225,000	228,149
Port of Los Angeles Rev., 5.00%, 8/1/35	250,000	289,790
Port of Los Angeles Rev., 5.00%, 8/1/36	340,000	390,661
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 3), 5.00%, 9/1/40	280,000	298,115
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/30 (AMBAC)(4)	200,000	177,745
Rialto Special Tax, (City of Rialto CA Community Facilities District No 2024-1), 5.00%, 9/1/41(2)	200,000	214,275
Rialto Special Tax, (City of Rialto CA Community Facilities District No. 2020-1), 5.00%, 9/1/45	100,000	103,462
Rio Hondo Community College District GO, 5.00%, 8/1/43	225,000	257,105
Riverside County Public Financing Authority Tax Allocation, 5.00%, 10/1/35 (BAM)	100,000	122,678
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/26 (AG)	250,000	254,071
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	565,000	529,711
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 40), 5.00%, 9/1/40	150,000	159,958
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-2 Area No. 1), 5.00%, 9/1/40	250,000	269,190
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/44	500,000	517,512
Roseville Special Tax, (City of Roseville CA Creekview Phase 5 Community Facilities District No. 1), 5.00%, 9/1/40	150,000	159,221
Sacramento City Unified School District GO, 5.00%, 8/1/53 (AG)	250,000	266,065
Sacramento County Airport System Rev., 5.00%, 7/1/34	15,000	15,986
Sacramento County Airport System Rev., 5.25%, 7/1/45	125,000	135,772
5

Schedule of Investments - California Municipal Bond ETF

	Principal Amount/Shares	Value
Sacramento County Airport System Rev., 5.25%, 7/1/54	$245,000	$262,647
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	20,000	21,601
Sacramento Municipal Utility District Rev., 5.00%, 11/15/54	385,000	409,602
Sacramento Municipal Utility District Rev., VRN, 5.00%, 8/15/49	250,000	294,035
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/28	200,000	200,437
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	25,000	25,053
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	100,000	118,456
San Diego County Regional Airport Authority Rev., 5.25%, 7/1/50	150,000	164,526
San Diego Public Facilities Financing Authority Rev., (City of San Diego CA Water Utility), 5.00%, 8/1/42	460,000	536,181
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility Rev.), 5.00%, 5/15/54	450,000	478,432
San Diego Unified School District GO, 5.00%, 7/1/35	250,000	306,764
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/32	310,000	354,468
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/46	350,000	350,380
San Francisco City & County Public Utilities Commission Wastewater Rev., VRN, 4.00%, 10/1/48	395,000	417,907
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/35 (AG)	250,000	305,564
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/34	150,000	186,374
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	150,000	159,047
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/49	100,000	100,061
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NPFG)(4)	500,000	461,867
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NPFG)(4)	40,000	28,714
San Jose Rev., (La Moraga San Jose LP), 3.90%, 10/1/35 (FNMA)	250,000	263,588
Santa Ana Gas Tax Rev., 5.00%, 1/1/34	40,000	43,223
Santa Barbara Community College District GO, 6.00%, 8/1/41	200,000	250,683
Santa Clara Unified School District GO, 4.00%, 7/1/37	105,000	112,557
Santa Clara Valley Water District Rev., 5.00%, 6/1/45	310,000	342,413
Sonoma County Water Agency Rev., 4.00%, 7/1/47	145,000	145,027
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 5.00%, 9/1/40	100,000	107,526
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 5.00%, 9/1/45	100,000	104,010
Southern California Public Power Authority Rev., 5.00%, 7/1/26	80,000	80,243
Southern California Public Power Authority Rev., (City of Anaheim CA Electric System), VRN, 3.70%, 7/1/40	500,000	502,923
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/48	100,000	105,473
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), 5.25%, 7/1/53	250,000	264,113
State of California GO, 4.00%, 3/1/30, Prerefunded at 100% of Par(3)	5,000	5,403
State of California GO, 3.50%, 12/1/30	995,000	994,680
State of California GO, 5.00%, 3/1/32	230,000	255,799
State of California GO, 4.00%, 3/1/36	195,000	205,666
State of California GO, 4.00%, 9/1/43	745,000	766,417
State of California GO, 5.00%, 3/1/55	100,000	107,196
State of California GO, 5.25%, 8/1/55	110,000	120,530
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2 Area No. 4), 5.00%, 9/1/40	100,000	106,551
Stockton Unified School District GO, 5.00%, 8/1/27 (AG)	285,000	297,509
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/28	180,000	189,330
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), 4.00%, 6/1/49	225,000	196,471
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/37	200,000	208,288
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/39	100,000	103,600
6

Schedule of Investments - California Municipal Bond ETF

	Principal Amount/Shares	Value
University of California Rev., 5.00%, 5/15/26	$50,000	$50,306
University of California Rev., 5.00%, 5/15/29	270,000	295,123
University of California Rev., 5.00%, 5/15/37	360,000	422,292
University of California Rev., 5.25%, 5/15/40	250,000	295,930
University of California Rev., 5.00%, 5/15/48	230,000	236,521
University of California Rev., 5.00%, 5/15/53	500,000	533,324
Vacaville Special Tax, (City of Vacaville CA-Community Facilities District No. 13 Improvement Area 1), 5.00%, 9/1/40	100,000	105,666
West Sacramento Enhanced Infrastructure Financing District No. 1 Tax Allocation, 5.00%, 9/1/55 (AG)	100,000	105,585
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/31(4)	140,000	122,309
		61,641,530
Guam — 2.3%
Antonio B Won Pat International Airport Authority Rev., 5.25%, 10/1/35	100,000	113,116
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.25%, 7/1/41	500,000	553,270
Guam Power Authority Rev., 5.00%, 10/1/30	350,000	379,714
Port Authority of Guam Rev., 5.00%, 7/1/29	135,000	140,817
Port Authority of Guam Rev., 5.00%, 7/1/36	250,000	257,592
Territory of Guam Rev., 5.00%, 1/1/28	100,000	103,826
		1,548,335
Puerto Rico — 1.5%
Children's Trust Fund Rev., 0.00%, 5/15/50(4)	500,000	105,328
Puerto Rico GO, 5.625%, 7/1/29	150,000	160,281
Puerto Rico GO, VRN, 0.00%, 11/1/51	15,863	9,815
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.33%, 7/1/40	700,000	701,448
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(4)	125,000	32,888
		1,009,760
U.S. Virgin Islands — 0.2%
Virgin Islands Hotel Development Financing Corp. Rev., (CFC-FR LLC), 6.00%, 12/1/55	100,000	100,417
TOTAL MUNICIPAL SECURITIES (Cost $62,762,035)		64,555,761
WARRANTS — 0.0%
Ground Transportation — 0.0%
BL Train Holdings West LLC(5) (Cost $—)	1,200	2,400
SHORT-TERM INVESTMENTS — 1.8%
Money Market Funds — 1.8%
BlackRock Liquidity Funds MuniCash (Cost $1,185,747)	1,185,629	1,185,747
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $63,947,782)		65,743,908
OTHER ASSETS AND LIABILITIES — 0.6%		400,097
TOTAL NET ASSETS — 100.0%		$66,144,005

7

Schedule of Investments - California Municipal Bond ETF

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
AMBAC	–	American Municipal Bond Assurance Corp.
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
CA MTG INS	–	California Mortgage Insurance Co.
COP	–	Certificates of Participation
FGIC	–	Financial Guaranty Insurance Co.
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
HUD	–	Housing and Urban Development
NPFG	–	National Public Finance Guarantee Corp.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $5,582,340, which represented 8.4% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(5)Non-income producing.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$64,555,761	—
Warrants	$2,400	—	—
Short-Term Investments	1,185,747	—	—
	$1,188,147	$64,555,761	—

DERIVATIVE INSTRUMENTS
As of period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended February 28, 2026.

Type of Risk Exposure
Interest Rate
Net realized gain (loss) on:
Futures contract transactions	$(407)
Change in net unrealized appreciation (depreciation) on:
Futures contracts	$357

See Notes to Financial Statements.
8

Schedule of Investments - Diversified Corporate Bond ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 88.7%
Aerospace and Defense — 0.7%
Boeing Co., 5.71%, 5/1/40	$4,705,000	$4,897,576
Carpenter Technology Corp., 5.625%, 3/1/34(1)	630,000	643,185
		5,540,761
Air Freight and Logistics — 0.5%
GXO Logistics, Inc., 6.50%, 5/6/34	3,422,000	3,726,327
Automobile Components — 0.1%
Cooper-Standard Automotive, Inc., 9.25%, 3/1/31(1)(2)	1,115,000	1,118,864
Automobiles — 1.6%
American Honda Finance Corp., 4.55%, 7/9/27	3,425,000	3,459,146
Ford Motor Credit Co. LLC, 6.05%, 11/5/31	3,797,000	3,952,977
General Motors Financial Co., Inc., 5.60%, 6/18/31	2,085,000	2,191,288
General Motors Financial Co., Inc., 6.15%, 7/15/35	2,335,000	2,495,103
		12,098,514
Banks — 14.8%
ABN AMRO Bank NV, VRN, 3.32%, 3/13/37(1)	2,800,000	2,570,299
Bank of America Corp., VRN, 5.93%, 9/15/27	3,215,000	3,249,776
Bank of America Corp., VRN, 4.46%, 2/6/32	2,000,000	2,015,412
Bank of America Corp., VRN, 5.51%, 1/24/36	3,140,000	3,296,877
Bank of Montreal, VRN, 7.70%, 5/26/84	2,493,000	2,641,944
Banque Federative du Credit Mutuel SA, 5.11%, 1/15/36(1)	2,187,000	2,211,104
Barclays PLC, VRN, 4.52%, 2/24/32	3,577,000	3,587,292
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, VRN, 5.125%, 1/18/33(1)	1,630,000	1,624,833
BPCE SA, VRN, 3.65%, 1/14/37(1)	2,150,000	1,989,850
Citigroup, Inc., 4.65%, 7/23/48	4,235,000	3,783,853
Citigroup, Inc., VRN, 5.17%, 9/11/36	3,280,000	3,338,506
Credit Agricole SA, VRN, 4.66%, 1/12/32(1)	3,463,000	3,487,051
Fifth Third Bank NA, VRN, 5.33%, 8/25/33	3,794,000	3,909,079
First Horizon Bank, 5.75%, 5/1/30	1,430,000	1,483,630
FNB Corp., VRN, 5.72%, 12/11/30	2,369,000	2,436,856
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	1,727,000	1,805,069
Freedom Mortgage Holdings LLC, 6.875%, 5/1/31(1)	2,495,000	2,408,292
Huntington Bancshares, Inc., VRN, 4.62%, 1/28/32	1,365,000	1,378,257
Huntington Bancshares, Inc., VRN, 6.14%, 11/18/39	2,185,000	2,295,424
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(1)	1,727,000	1,669,833
JPMorgan Chase & Co., VRN, 4.51%, 10/22/28	4,240,000	4,278,210
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	3,515,000	3,515,164
JPMorgan Chase & Co., VRN, 5.10%, 4/22/31	975,000	1,011,329
JPMorgan Chase & Co., VRN, 4.35%, 1/22/32	1,270,000	1,276,800
JPMorgan Chase & Co., VRN, 5.57%, 4/22/36	3,520,000	3,723,587
KeyCorp, VRN, 6.40%, 3/6/35	910,000	992,739
Morgan Stanley Private Bank NA, VRN, 4.21%, 2/8/30	2,500,000	2,512,233
Morgan Stanley Private Bank NA, VRN, 4.73%, 7/18/31	925,000	942,109
Morgan Stanley Private Bank NA, VRN, 4.47%, 11/19/31	1,438,000	1,447,156
NatWest Group PLC, VRN, 3.03%, 11/28/35	2,671,000	2,489,931
Pinnacle Bank/Nashville TN, VRN, 5.96%, 1/15/36	2,335,000	2,374,332
PNC Financial Services Group, Inc., VRN, 5.42%, 1/25/41	105,000	106,191
Sumitomo Mitsui Financial Group, Inc., VRN, 5.33%, 3/3/41(2)	3,202,000	3,216,884
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	2,377,000	2,488,852
Truist Bank, VRN, 4.63%, 9/17/29	1,735,000	1,754,872
9

Schedule of Investments - Diversified Corporate Bond ETF

	Principal Amount/Shares	Value
Truist Bank, VRN, 4.14%, 10/23/29	$3,249,000	$3,253,540
Webster Financial Corp., VRN, 5.78%, 9/11/35	1,380,000	1,421,649
Wells Fargo & Co., VRN, 4.97%, 4/23/29	1,590,000	1,621,193
Wells Fargo & Co., VRN, 6.49%, 10/23/34	7,125,000	7,913,926
Wells Fargo & Co., VRN, 5.61%, 4/23/36	1,095,000	1,152,056
Wells Fargo & Co., VRN, 5.43%, 1/23/47	1,445,000	1,431,447
Western Alliance Bancorp, VRN, 3.00%, 6/15/31(3)	2,135,000	2,113,394
Western Alliance Bank, VRN, 6.54%, 11/15/35(3)	2,288,000	2,340,214
Zions Bancorp NA, 3.25%, 10/29/29	3,520,000	3,348,710
Zions Bancorp NA, VRN, 4.70%, 8/18/28	2,987,000	3,004,280
Zions Bancorp NA, VRN, 6.82%, 11/19/35	1,984,000	2,113,732
		113,027,767
Beverages — 0.8%
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/39	5,435,000	5,706,343
Biotechnology — 0.6%
Amgen, Inc., 5.65%, 3/2/53	2,514,000	2,511,248
BioMarin Pharmaceutical, Inc., 5.50%, 2/15/34(1)	610,000	615,808
Genmab AS/Genmab Finance LLC, 6.25%, 12/15/32(1)	1,045,000	1,085,225
Genmab AS/Genmab Finance LLC, 7.25%, 12/15/33(1)	665,000	706,038
		4,918,319
Building Products — 0.7%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	2,510,000	2,396,283
Carlisle Cos., Inc., 5.55%, 9/15/40(3)	3,112,000	3,223,276
		5,619,559
Capital Markets — 6.2%
Blackstone Private Credit Fund, 5.95%, 7/16/29	2,039,000	2,055,076
Blue Owl Credit Income Corp., 7.75%, 9/16/27	1,570,000	1,601,321
Blue Owl Credit Income Corp., 7.75%, 1/15/29	1,000,000	1,037,556
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(3)	2,653,000	2,638,669
Citadel Finance LLC, 5.90%, 2/10/30(1)	1,960,000	2,011,787
Citadel Finance LLC, 5.15%, 2/14/31(1)	690,000	687,456
Coinbase Global, Inc., 3.375%, 10/1/28(1)	921,000	879,173
Goldman Sachs BDC, Inc., 5.10%, 1/28/29	689,000	679,998
Goldman Sachs Group, Inc., VRN, 4.37%, 10/21/31	2,045,000	2,046,746
Goldman Sachs Group, Inc., VRN, 3.10%, 2/24/33	1,903,000	1,766,220
Goldman Sachs Group, Inc., VRN, 5.07%, 1/21/37	1,380,000	1,390,243
Goldman Sachs Group, Inc., VRN, 5.54%, 1/21/47	1,370,000	1,364,392
Goldman Sachs Private Credit Corp., 5.05%, 2/23/28(1)	2,290,000	2,276,371
Golub Capital BDC, Inc., 6.00%, 7/15/29	1,391,000	1,397,160
Golub Capital Private Credit Fund, 5.45%, 8/15/28(1)	1,589,000	1,589,045
HPS Corporate Lending Fund, 5.45%, 1/14/28	1,190,000	1,195,455
HPS Corporate Lending Fund, 4.90%, 9/11/28(1)	1,470,000	1,450,831
HPS Corporate Lending Fund, 5.15%, 4/2/29(1)	1,165,000	1,156,190
HPS Corporate Lending Fund, 6.25%, 9/30/29	990,000	1,011,248
Jefferies Financial Group, Inc., 5.50%, 2/15/36	2,120,000	2,085,877
Morgan Stanley, VRN, 4.65%, 10/18/30	5,615,000	5,707,600
Morgan Stanley, VRN, 4.89%, 10/22/36	4,485,000	4,463,679
Morgan Stanley, VRN, 5.52%, 11/19/55	1,490,000	1,487,154
North Haven Private Income Fund LLC, 5.125%, 9/25/28(1)	2,672,000	2,650,389
Northern Trust Corp., VRN, 3.375%, 5/8/32	810,000	802,004
State Street Corp., VRN, 3.03%, 11/1/34	2,320,000	2,217,852
		47,649,492
10

Schedule of Investments - Diversified Corporate Bond ETF

	Principal Amount/Shares	Value
Chemicals — 0.4%
Braskem Netherlands Finance BV, 4.50%, 1/10/28(1)	$1,453,000	$659,347
Celanese U.S. Holdings LLC, 7.00%, 2/15/31	1,180,000	1,216,080
CompoSecure Holdings LLC, 5.625%, 2/1/33(1)	1,170,000	1,164,905
		3,040,332
Construction Materials — 0.4%
Eagle Materials, Inc., 5.00%, 3/15/36	2,936,000	2,909,000
Consumer Finance — 1.6%
Ally Financial, Inc., 8.00%, 11/1/31	2,072,000	2,352,299
Avilease Capital Ltd., 4.75%, 11/12/30(1)	1,670,000	1,665,543
Avolon Holdings Funding Ltd., 4.85%, 4/1/33(1)	1,538,000	1,524,911
Capital One Financial Corp., VRN, 4.72%, 1/30/32	1,020,000	1,027,242
Capital One Financial Corp., VRN, 2.36%, 7/29/32	3,450,000	3,041,901
Capital One Financial Corp., VRN, 5.40%, 1/30/37	1,590,000	1,605,040
OneMain Finance Corp., 6.125%, 5/15/30	770,000	772,801
		11,989,737
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, 3/31/31(1)	731,000	736,833
Containers and Packaging — 0.4%
Amcor Flexibles North America, Inc., 5.10%, 3/17/30	3,030,000	3,138,491
Diversified REITs — 5.1%
American Assets Trust LP, 3.375%, 2/1/31	3,565,000	3,284,561
Brandywine Operating Partnership LP, 8.875%, 4/12/29	3,030,000	3,221,354
Equinix Europe 2 Financing Corp. LLC, 4.70%, 3/15/33(2)	1,875,000	1,882,497
Global Net Lease, Inc., 4.50%, 9/30/28(1)	4,110,000	4,044,243
GLP Capital LP/GLP Financing II, Inc., 5.25%, 2/15/33	2,230,000	2,247,965
GLP Capital LP/GLP Financing II, Inc., 5.625%, 3/1/36(2)	1,325,000	1,326,259
Kilroy Realty LP, 4.25%, 8/15/29	2,290,000	2,251,069
Kilroy Realty LP, 3.05%, 2/15/30	1,560,000	1,454,207
Piedmont Operating Partnership LP, 6.875%, 7/15/29	1,399,000	1,487,595
Piedmont Operating Partnership LP, 5.625%, 1/15/33	3,045,000	3,061,408
Prologis Targeted U.S. Logistics Fund LP, 4.625%, 3/15/33(1)(2)	2,500,000	2,495,836
Store Capital LLC, 5.40%, 4/30/30	2,215,000	2,277,656
Store Capital LLC, 4.95%, 2/11/31(1)	1,545,000	1,559,504
Trust 2401, 7.70%, 1/23/32(1)	1,719,000	1,898,953
Trust Fibra Uno, 4.87%, 1/15/30(1)	1,620,000	1,595,903
Vornado Realty LP, 2.15%, 6/1/26	2,055,000	2,039,165
Vornado Realty LP, 5.75%, 2/1/33	2,640,000	2,679,596
		38,807,771
Diversified Telecommunication Services — 0.7%
Sprint Capital Corp., 6.875%, 11/15/28	2,595,000	2,784,282
Verizon Communications, Inc., 4.75%, 1/15/33	887,000	899,813
Verizon Communications, Inc., 5.875%, 11/30/55	1,459,000	1,469,793
		5,153,888
Electric Utilities — 8.1%
Appalachian Power Co., Series AA, 2.70%, 4/1/31	3,990,000	3,701,733
Arizona Public Service Co., 5.70%, 8/15/34	3,324,000	3,525,118
CenterPoint Energy Houston Electric LLC, 4.85%, 4/1/36	15,000	15,052
Comision Federal de Electricidad, 6.05%, 1/28/34(1)	555,000	561,937
Commonwealth Edison Co., 5.95%, 6/1/55	3,190,000	3,336,049
DTE Electric Co., 4.85%, 3/1/36	856,000	862,118
DTE Electric Co., 5.55%, 3/1/56	790,000	789,176
11

Schedule of Investments - Diversified Corporate Bond ETF

	Principal Amount/Shares	Value
Duke Energy Florida LLC, 4.85%, 12/1/35	$1,510,000	$1,522,112
Duke Energy Progress LLC, 5.35%, 3/15/53	8,040,000	7,766,557
Electricite de France SA, 6.95%, 1/26/39(1)	5,239,000	6,017,373
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76	2,235,000	2,255,511
Entergy Louisiana LLC, 4.90%, 4/15/36	851,000	852,399
Hawaiian Electric Co., Inc., 6.00%, 10/1/33(1)	1,985,000	2,024,178
Kentucky Utilities Co., 5.85%, 8/15/55	3,171,000	3,264,117
Louisville Gas & Electric Co., 5.85%, 8/15/55	3,146,000	3,229,511
MidAmerican Energy Co., 5.85%, 9/15/54	6,885,000	7,178,513
Niagara Mohawk Power Corp., 4.65%, 10/3/30(1)	3,120,000	3,169,653
Pinnacle West Capital Corp., 5.15%, 5/15/30	1,782,000	1,847,641
Southern Co. Gas Capital Corp., 5.10%, 9/15/35	2,983,000	3,039,397
Union Electric Co., 4.80%, 3/15/36	15,000	15,039
Xcel Energy, Inc., 5.60%, 4/15/35	4,635,000	4,846,634
Xcel Energy, Inc., VRN, 5.75%, 12/3/56(2)	1,694,000	1,698,228
		61,518,046
Electrical Equipment — 0.3%
Regal Rexnord Corp., 6.30%, 2/15/30	1,840,000	1,965,160
WESCO Distribution, Inc., 5.50%, 4/15/34(1)	145,000	146,488
		2,111,648
Electronic Equipment, Instruments and Components — 0.3%
Flex Ltd., 5.375%, 11/13/35	2,420,000	2,447,468
Energy Equipment and Services — 0.1%
Enerflex, Inc., 6.875%, 1/15/31(1)	771,000	799,426
Entertainment — 0.5%
Beignet Investor LLC, 6.58%, 5/30/49(1)	1,479,000	1,571,665
Discovery Global Holdings, Inc., 3.76%, 3/15/27	2,114,000	2,087,311
		3,658,976
Financial Services — 2.8%
Antares Holdings LP, 6.35%, 10/23/29(1)	695,000	711,331
Atlas Warehouse Lending Co. LP, 6.25%, 1/15/30(1)	1,796,000	1,882,785
Atlas Warehouse Lending Co. LP, 4.95%, 11/15/30(1)	860,000	861,917
Atlas Warehouse Lending Co. LP, 5.25%, 1/15/33(1)	1,515,000	1,506,661
Corebridge Financial, Inc., VRN, 6.375%, 9/15/54	1,864,000	1,865,404
Corebridge Global Funding, 4.45%, 10/2/30(1)	3,189,000	3,199,860
Essent Group Ltd., 6.25%, 7/1/29	1,540,000	1,621,212
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)	1,327,000	1,322,980
NMI Holdings, Inc., 6.00%, 8/15/29	1,460,000	1,515,903
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	1,933,000	1,988,553
PennyMac Financial Services, Inc., 6.875%, 2/15/33(1)	768,000	769,485
Rocket Cos., Inc., 6.125%, 8/1/30(1)	790,000	810,950
Rocket Cos., Inc., 6.375%, 8/1/33(1)	1,080,000	1,117,551
UWM Holdings LLC, 6.25%, 3/15/31(1)	2,166,000	2,094,235
Visa, Inc., 4.70%, 2/12/36	210,000	212,319
		21,481,146
Food Products — 1.0%
Flowers Foods, Inc., 5.75%, 3/15/35(3)	2,215,000	2,195,497
Mars, Inc., 5.65%, 5/1/45(1)	2,460,000	2,518,978
Mars, Inc., 5.70%, 5/1/55(1)	3,105,000	3,150,864
		7,865,339
Ground Transportation — 1.3%
Ashtead Capital, Inc., 5.95%, 10/15/33(1)	1,997,000	2,131,807
12

Schedule of Investments - Diversified Corporate Bond ETF

	Principal Amount/Shares	Value
Fedex Freight Holding Co., Inc., 5.25%, 3/15/36(1)	$3,480,000	$3,470,576
RXO, Inc., 6.375%, 5/15/31(1)	1,075,000	1,049,132
United Rentals North America, Inc., 6.00%, 12/15/29(1)	3,380,000	3,468,965
		10,120,480
Health Care Equipment and Supplies — 1.8%
Abbott Laboratories, 4.00%, 3/15/31(2)	471,000	470,737
Abbott Laboratories, 4.65%, 3/15/36(2)	3,375,000	3,377,361
Abbott Laboratories, 5.50%, 3/15/56(2)	2,500,000	2,510,423
Baxter International, Inc., 4.90%, 12/15/30	1,685,000	1,696,304
Baxter International, Inc., 5.65%, 12/15/35(3)	1,595,000	1,622,515
Hologic, Inc., 3.25%, 2/15/29(1)	1,185,000	1,179,551
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	2,735,000	2,825,862
		13,682,753
Health Care Providers and Services — 4.5%
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	1,865,000	1,828,236
Cencora, Inc., 4.90%, 2/13/36	1,785,000	1,798,219
Centene Corp., 4.625%, 12/15/29	1,780,000	1,738,066
Centene Corp., 2.50%, 3/1/31	2,325,000	2,019,385
CVS Health Corp., 4.30%, 3/25/28	2,190,000	2,203,902
CVS Health Corp., 5.25%, 2/21/33	1,734,000	1,801,602
CVS Health Corp., 5.45%, 9/15/35	2,074,000	2,143,130
CVS Health Corp., 5.05%, 3/25/48	3,520,000	3,141,193
CVS Health Corp., VRN, 7.00%, 3/10/55	1,212,000	1,275,520
HCA, Inc., 4.90%, 11/15/35	1,835,000	1,828,055
HCA, Inc., 6.20%, 3/1/55	2,428,000	2,495,751
Humana, Inc., 5.375%, 4/15/31	3,762,000	3,878,122
Icon Investments Six DAC, 5.81%, 5/8/27	275,000	277,517
IQVIA, Inc., 6.25%, 2/1/29	1,670,000	1,756,177
UnitedHealth Group, Inc., 5.50%, 7/15/44	2,885,000	2,875,815
UnitedHealth Group, Inc., 5.375%, 4/15/54	3,720,000	3,535,772
		34,596,462
Hotel & Resort REITs — 0.3%
Service Properties Trust, 0.00%, 9/30/27(1)(4)	2,540,000	2,319,865
Hotels, Restaurants and Leisure — 0.8%
Brightstar Lottery PLC, 5.25%, 1/15/29(1)	700,000	697,452
Carnival Corp., 4.00%, 8/1/28(1)	2,576,000	2,559,691
Carnival Corp., 5.125%, 5/1/29(1)	924,000	937,695
Marriott International, Inc., 5.10%, 5/1/38	1,765,000	1,746,488
		5,941,326
Household Durables — 0.7%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.875%, 8/1/33(1)	2,407,000	2,431,633
Meritage Homes Corp., 3.875%, 4/15/29(1)	2,370,000	2,347,559
Taylor Morrison Communities, Inc., 5.75%, 11/15/32(1)	389,000	402,258
		5,181,450
Independent Power and Renewable Electricity Producers — 0.2%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(1)	1,599,670	1,670,327
Insurance — 4.0%
Asurion LLC & Asurion Co-Issuer, Inc., 8.00%, 12/31/32(1)	1,500,000	1,576,752
Asurion LLC & Asurion Co-Issuer, Inc., 8.375%, 2/1/34(1)	830,000	826,503
Athene Global Funding, 5.53%, 7/11/31(1)	4,320,000	4,459,148
CNA Financial Corp., 5.20%, 8/15/35	3,105,000	3,125,659
CNO Financial Group, Inc., 5.25%, 5/30/29	1,565,000	1,590,240
13

Schedule of Investments - Diversified Corporate Bond ETF

	Principal Amount/Shares	Value
F&G Annuities & Life, Inc., 6.50%, 6/4/29	$1,148,000	$1,182,452
Fortitude Global Funding, 4.625%, 10/6/28(1)	1,935,000	1,942,215
Global Atlantic Fin Co., 7.95%, 6/15/33(1)	2,210,000	2,419,501
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)	2,630,000	2,610,739
Lincoln National Corp., 7.00%, 6/15/40	2,433,000	2,593,407
Loews Corp., 4.94%, 4/1/36	1,785,000	1,781,507
MetLife, Inc., 6.40%, 12/15/66	2,320,000	2,428,451
MetLife, Inc., 10.75%, 8/1/69	1,540,000	2,040,740
RLI Corp., 5.375%, 6/1/36(2)	1,995,000	1,992,830
		30,570,144
Interactive Media and Services — 2.0%
Alphabet, Inc., 4.40%, 2/15/33	1,455,000	1,468,253
Alphabet, Inc., 4.80%, 2/15/36	2,575,000	2,618,304
Alphabet, Inc., 5.65%, 2/15/56	1,990,000	2,037,754
Meta Platforms, Inc., 4.60%, 11/15/32	3,330,000	3,386,803
Meta Platforms, Inc., 4.875%, 11/15/35	1,860,000	1,879,227
Meta Platforms, Inc., 5.50%, 11/15/45	1,490,000	1,472,937
Meta Platforms, Inc., 5.625%, 11/15/55	1,470,000	1,440,008
Meta Platforms, Inc., 5.75%, 11/15/65	1,345,000	1,311,291
		15,614,577
IT Services — 0.6%
Black Knight InfoServ LLC, 3.625%, 9/1/28(1)	7,000	6,874
CoreWeave, Inc., 9.25%, 6/1/30(1)	1,889,000	1,852,145
International Business Machines Corp., 5.80%, 2/3/56	1,730,000	1,734,044
Kyndryl Holdings, Inc., 3.15%, 10/15/31	1,540,000	1,308,539
		4,901,602
Machinery — 0.4%
Allison Transmission, Inc., 5.875%, 12/1/33(1)	1,550,000	1,583,735
Weir Group, Inc., 5.35%, 5/6/30(1)	1,298,000	1,344,249
		2,927,984
Marine Transportation — 0.1%
Yinson Bergenia Production BV, 8.50%, 1/31/45(1)	627,541	667,127
Media — 3.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	518,000	518,710
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	3,802,000	3,678,219
Cox Communications, Inc., 5.70%, 6/15/33(1)	3,299,000	3,354,938
Discovery Communications LLC, 3.95%, 3/20/28	2,447,000	2,361,355
Discovery Communications LLC, 4.125%, 5/15/29	1,785,000	1,761,625
Discovery Communications LLC, 5.00%, 9/20/37	1,556,000	1,237,596
Lamar Media Corp., 3.75%, 2/15/28	2,255,000	2,218,777
Nexstar Media, Inc., 4.75%, 11/1/28(1)	3,220,000	3,206,141
Omnicom Group, Inc., 5.00%, 6/2/33(2)	2,676,000	2,677,667
Paramount Global, 4.375%, 3/15/43	2,247,000	1,418,373
TEGNA, Inc., 4.625%, 3/15/28	2,550,000	2,544,818
Time Warner Cable LLC, 6.55%, 5/1/37	2,113,000	2,177,922
		27,156,141
Metals and Mining — 1.6%
Commercial Metals Co., 5.75%, 11/15/33(1)	1,185,000	1,209,755
Glencore Funding LLC, 5.19%, 4/1/30(1)	1,745,000	1,806,209
Glencore Funding LLC, 5.89%, 4/4/54(1)(3)	3,045,000	3,123,850
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34	2,346,000	2,479,777
Rio Tinto Finance USA PLC, 5.75%, 3/14/55	3,421,000	3,553,089
		12,172,680
14

Schedule of Investments - Diversified Corporate Bond ETF

	Principal Amount/Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	$1,790,000	$1,773,723
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	3,497,000	3,690,094
		5,463,817
Multi-Utilities — 0.5%
NiSource, Inc., 5.35%, 7/15/35	125,000	129,109
Sempra, VRN, 4.125%, 4/1/52	3,918,000	3,870,033
		3,999,142
Oil, Gas and Consumable Fuels — 7.0%
Antero Resources Corp., 5.40%, 2/1/36	3,175,000	3,180,222
Cenovus Energy, Inc., 5.40%, 3/20/36	2,247,000	2,289,778
Columbia Pipelines Holding Co. LLC, 5.00%, 11/17/32(1)	2,668,000	2,722,537
ConocoPhillips Co., 4.85%, 1/15/32	3,580,000	3,714,445
Enbridge, Inc., VRN, 6.00%, 1/15/77	2,445,000	2,465,117
Energy Transfer LP, 5.25%, 7/1/29	1,775,000	1,840,883
Energy Transfer LP, 6.55%, 12/1/33	3,135,000	3,473,099
Energy Transfer LP, 6.125%, 12/15/45	3,735,000	3,778,894
Enterprise Products Operating LLC, 5.20%, 1/15/36	3,268,000	3,370,453
Expand Energy Corp., 6.75%, 4/15/29(1)	1,437,000	1,441,199
Expand Energy Corp., 5.375%, 3/15/30	3,469,000	3,522,249
Florida Gas Transmission Co. LLC, 5.75%, 7/15/35(1)	2,615,000	2,759,292
Occidental Petroleum Corp., 6.20%, 3/15/40	1,435,000	1,496,665
Occidental Petroleum Corp., 4.20%, 3/15/48	1,700,000	1,320,216
Ovintiv, Inc., 7.10%, 7/15/53	2,335,000	2,607,590
Petroleos Mexicanos, 5.95%, 1/28/31	1,973,000	1,934,785
Plains All American Pipeline LP/PAA Finance Corp., 5.60%, 1/15/36	2,643,000	2,710,843
PRIO Luxembourg Holding SARL, 6.75%, 10/15/30(1)	1,625,000	1,603,485
Sunoco LP, 5.875%, 3/15/34(1)	1,713,000	1,720,698
Targa Resources Corp., 4.35%, 4/15/31(2)	1,795,000	1,795,552
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/1/31	1,995,000	2,021,174
Venture Global Plaquemines LNG LLC, 6.50%, 6/15/34(1)	305,894	321,331
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(1)	1,506,000	1,605,104
		53,695,611
Paper and Forest Products — 0.3%
Louisiana-Pacific Corp., 3.625%, 3/15/29(1)	1,960,000	1,908,059
Passenger Airlines — 0.9%
American Airlines, Inc., 7.25%, 2/15/28(1)	1,280,000	1,305,279
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	41,718	41,802
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)	1,770,000	1,800,357
United Airlines Holdings, Inc., 5.375%, 3/1/31	1,945,000	1,985,475
United Airlines, Inc., 4.625%, 4/15/29(1)	1,600,000	1,599,856
		6,732,769
Personal Care Products — 0.4%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 5.60%, 1/15/31(1)	3,255,000	3,267,183
Pharmaceuticals — 1.3%
Bristol-Myers Squibb Co., 5.55%, 2/22/54	3,165,000	3,142,221
Merck & Co., Inc., 5.70%, 9/15/55	2,610,000	2,671,889
Royalty Pharma PLC, 4.45%, 3/25/31	1,515,000	1,524,914
Takeda U.S. Financing, Inc., 5.20%, 7/7/35	2,200,000	2,263,728
		9,602,752
Professional Services — 0.5%
Concentrix Corp., 6.60%, 8/2/28(3)	2,920,000	2,946,229
15

Schedule of Investments - Diversified Corporate Bond ETF

	Principal Amount/Shares	Value
Verisk Analytics, Inc., 4.45%, 3/15/31	$1,000,000	$1,005,176
		3,951,405
Real Estate Management and Development — 0.5%
Arbor Realty SR, Inc., 8.50%, 12/15/28(1)(3)	1,770,000	1,723,492
CBRE Services, Inc., 4.90%, 1/15/33	2,335,000	2,365,098
		4,088,590
Semiconductors and Semiconductor Equipment — 1.7%
Broadcom, Inc., 4.60%, 1/15/33	785,000	793,730
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	692,000	739,613
Foundry JV Holdco LLC, 6.40%, 1/25/38(1)	3,700,000	4,028,215
Intel Corp., 5.15%, 2/21/34(3)	2,245,000	2,297,304
Intel Corp., 4.90%, 8/5/52	2,890,000	2,440,838
Micron Technology, Inc., 5.30%, 1/15/31	2,445,000	2,568,496
		12,868,196
Software — 2.8%
AppLovin Corp., 5.125%, 12/1/29	1,188,000	1,213,445
AppLovin Corp., 5.375%, 12/1/31	2,443,000	2,518,662
AppLovin Corp., 5.50%, 12/1/34	1,900,000	1,937,952
Oracle Corp., 5.25%, 2/3/32	5,140,000	5,161,840
Oracle Corp., 5.35%, 5/4/33	1,615,000	1,620,932
Oracle Corp., 5.20%, 9/26/35	2,276,000	2,200,234
Oracle Corp., 5.70%, 2/4/36	836,000	836,782
Oracle Corp., 5.375%, 7/15/40	845,000	773,697
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	1,705,000	1,739,334
Synopsys, Inc., 5.00%, 4/1/32	1,646,000	1,697,687
Workday, Inc., 3.80%, 4/1/32	1,598,000	1,516,475
		21,217,040
Specialized REITs — 0.5%
SBA Communications Corp., 3.125%, 2/1/29	3,676,000	3,536,483
Specialty Retail — 0.9%
Advance Auto Parts, Inc., 7.00%, 8/1/30(1)	311,000	319,263
Advance Auto Parts, Inc., 7.375%, 8/1/33(1)	1,540,000	1,579,270
Lowe's Cos., Inc., 4.50%, 10/15/32	2,390,000	2,401,163
Lowe's Cos., Inc., 4.85%, 10/15/35	2,535,000	2,537,596
		6,837,292
Textiles, Apparel and Luxury Goods — 0.5%
Gildan Activewear, Inc., 4.70%, 10/7/30(1)	1,600,000	1,610,696
Gildan Activewear, Inc., 5.40%, 10/7/35(1)	2,155,000	2,181,598
		3,792,294
Trading Companies and Distributors — 0.2%
Herc Holdings, Inc., 7.25%, 6/15/33(1)	1,089,000	1,151,854
Wireless Telecommunication Services — 0.3%
T-Mobile USA, Inc., 6.70%, 12/15/33	2,280,000	2,581,157
TOTAL CORPORATE BONDS (Cost $670,764,265)		677,280,609
CONVERTIBLE PREFERRED SECURITIES — 5.5%
Banks — 5.0%
Banco Bilbao Vizcaya Argentaria SA, 6.125%	2,000,000	2,025,458
Banco Mercantil del Norte SA, 5.875%(1)	1,225,000	1,224,497
Banco Mercantil del Norte SA, 7.50%(1)	578,000	597,306
Banco Santander SA, 4.75%	3,200,000	3,198,879
Barclays PLC, 8.00%	2,966,000	3,165,052
16

Schedule of Investments - Diversified Corporate Bond ETF

	Principal Amount/Shares	Value
BNP Paribas SA, 8.50%(1)	$3,944,000	$4,218,932
Commerzbank AG, 7.50%	1,000,000	1,061,557
HSBC Holdings PLC, 6.50%	2,246,000	2,296,053
HSBC Holdings PLC, 6.875%	1,278,000	1,330,886
ING Groep NV, 7.50%	2,054,000	2,140,538
ING Groep NV, 4.875%	3,540,000	3,455,585
Lloyds Banking Group PLC, 8.00%	3,356,000	3,648,036
Societe Generale SA, 6.75%(1)	1,220,000	1,241,548
Societe Generale SA, 10.00%(1)	1,580,000	1,745,251
Standard Chartered PLC, 7.75%(1)	393,000	409,085
Standard Chartered PLC, 7.875%(1)	485,000	520,811
Svenska Handelsbanken AB, 4.375%	2,600,000	2,580,513
Swedbank AB, 7.625%	3,400,000	3,569,872
		38,429,859
Capital Markets — 0.5%
UBS Group AG, 9.25%(1)	3,205,000	3,496,049
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $41,551,207)		41,925,908
PREFERRED SECURITIES — 3.5%
Banks — 1.1%
Bank of America Corp., 4.375%	1,785,000	1,774,415
Citigroup, Inc., 6.50%	1,705,000	1,730,988
Citigroup, Inc., 7.625%	2,702,000	2,865,252
JPMorgan Chase & Co., 3.65%	1,999,000	1,993,127
		8,363,782
Capital Markets — 0.6%
Charles Schwab Corp., 4.00%	2,603,000	2,595,704
Northern Trust Corp., 4.60%	1,500,000	1,504,023
		4,099,727
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp., 8.00%(1)	2,260,000	2,303,711
Multi-Utilities — 0.3%
Dominion Energy, Inc., 4.35%	2,388,000	2,378,113
Oil, Gas and Consumable Fuels — 0.6%
Energy Transfer LP, 6.50%	1,946,000	1,955,974
Energy Transfer LP, 6.625%	1,118,000	1,133,252
Sunoco LP, 7.875%(1)	1,550,000	1,603,389
		4,692,615
Trading Companies and Distributors — 0.6%
Air Lease Corp., 4.65%	1,645,000	1,644,137
Aircastle Ltd., 5.25%(1)	3,000,000	3,000,371
		4,644,508
TOTAL PREFERRED SECURITIES (Cost $26,222,346)		26,482,456
U.S. TREASURY SECURITIES — 0.5%
U.S. Treasury Notes, 3.625%, 8/31/27(5)	$600,000	601,617
U.S. Treasury Notes, 4.00%, 5/31/30(5)	250,000	255,117
U.S. Treasury Notes, 3.625%, 9/30/30	250,000	251,319
U.S. Treasury Notes, 4.00%, 1/31/31(5)	395,000	403,378
U.S. Treasury Notes, 4.125%, 3/31/31(5)	1,650,000	1,694,505
U.S. Treasury Notes, 4.375%, 1/31/32(5)	745,000	774,611
TOTAL U.S. TREASURY SECURITIES (Cost $3,860,779)		3,980,547
17

Schedule of Investments - Diversified Corporate Bond ETF

	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 4.7%
Money Market Funds — 4.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	23,515,136	$23,515,136
State Street Navigator Securities Lending Government Money Market Portfolio(6)	12,574,905	12,574,905
TOTAL SHORT-TERM INVESTMENTS (Cost $36,090,041)		36,090,041
TOTAL INVESTMENT SECURITIES — 102.9% (Cost $778,488,638)		785,759,561
OTHER ASSETS AND LIABILITIES — (2.9)%		(22,486,682)
TOTAL NET ASSETS — 100.0%		$763,272,879

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Ultra Bonds	508	June 2026	$61,769,625	$540,469
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $219,107,527, which represented 28.7% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $13,366,976. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $3,021,794.
(6)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $13,910,223, which includes securities collateral of $1,335,318.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$677,280,609	—
Convertible Preferred Securities	—	41,925,908	—
Preferred Securities	—	26,482,456	—
U.S. Treasury Securities	—	3,980,547	—
Short-Term Investments	$36,090,041	—	—
	$36,090,041	$749,669,520	—
Other Financial Instruments
Futures Contracts	$540,469	—	—

18

Schedule of Investments - Diversified Corporate Bond ETF
DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Interest Rate
Asset Derivatives:
Receivable for variation margin on futures contracts*	$362,867
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended February 28, 2026.

Type of Risk Exposure
Interest Rate
Net realized gain (loss) on:
Futures contract transactions	$2,500,488
Change in net unrealized appreciation (depreciation) on:
Futures contracts	$372,692

See Notes to Financial Statements.
19

Schedule of Investments - Diversified Municipal Bond ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 99.6%
Alabama — 5.2%
Alabama Highway Authority Rev., 5.00%, 9/1/38 (AG)	$500,000	$588,272
Alabama Highway Authority Rev., 5.00%, 9/1/39 (AG)	1,000,000	1,165,498
Baldwin County Industrial Development Authority Rev., (Novelis Corp.), VRN, 4.30%, 3/1/56(1)(2)	1,000,000	1,008,681
Black Belt Energy Gas District Rev., 5.00%, 5/1/30 (GA: BP PLC)	1,500,000	1,615,705
Black Belt Energy Gas District Rev., 5.00%, 12/1/34 (GA: Canadian Imperial Bank)	2,205,000	2,436,697
Black Belt Energy Gas District Rev., 5.00%, 10/1/35 (GA: Goldman Sachs Group, Inc.)	2,500,000	2,733,756
Black Belt Energy Gas District Rev., VRN, 5.50%, 6/1/49 (GA: Goldman Sachs Group, Inc.)	770,000	825,412
Black Belt Energy Gas District Rev., VRN, 5.00%, 5/1/53 (GA: Canadian Imperial Bank)	40,000	41,907
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	330,000	352,101
Black Belt Energy Gas District Rev., VRN, 5.50%, 10/1/54 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,116,066
Black Belt Energy Gas District Rev., VRN, 5.00%, 3/1/55 (GA: BP PLC)	1,905,000	2,102,988
Energy Southeast A Cooperative District Rev., 5.00%, 11/1/35 (GA: Goldman Sachs Group, Inc.)	1,040,000	1,137,785
Energy Southeast A Cooperative District Rev., VRN, 5.75%, 4/1/54 (GA: Morgan Stanley)	2,615,000	2,950,549
Energy Southeast A Cooperative District Rev., VRN, 5.25%, 7/1/54 (GA: Morgan Stanley)	600,000	662,923
Jefferson Sewer County Rev., 5.25%, 10/1/42	1,000,000	1,109,636
Mobile County Industrial Development Authority Rev., (AM/NS Calvert LLC), 4.75%, 12/1/54 (GA: Arcelormittal SA)	170,000	162,917
Southeast Alabama Gas Supply District Rev., VRN, 5.00%, 6/1/49 (GA: Morgan Stanley)	1,110,000	1,213,437
Southeast Alabama Gas Supply District Rev., VRN, 5.00%, 8/1/54 (GA: Pacific Life Insurance Co.)	3,500,000	3,799,099
Southeast Energy Authority A Cooperative District Rev., 5.00%, 10/1/30 (GA: JP Morgan Securities)	2,500,000	2,725,940
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 1/1/54 (GA: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)	2,100,000	2,260,170
		30,009,539
Arizona — 3.0%
Arizona Board of Regents Rev., (Arizona State University), 5.50%, 7/1/48	750,000	817,794
Arizona Health Facilities Authority Rev., VRN, 2.13%, (MUNIPSA plus 0.25%), 1/1/46	130,000	129,148
Arizona Industrial Development Authority Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/29	1,780,000	1,916,670
Arizona Industrial Development Authority Rev., (Ironwood Ranch Apartments LP), VRN, 5.00%, 2/1/58	525,000	531,019
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.00%, 7/1/51(1)(3)(4)	100,000	2,350
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(1)	200,000	193,661
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/27 (BAM)	400,000	412,236
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System), 5.00%, 7/15/27	1,000,000	1,039,060
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	155,000	159,874
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/41(1)	620,000	551,743
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	500,000	509,834
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 5.00%, 1/1/53	1,000,000	1,003,792
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 3.00%, 7/1/31(1)	500,000	485,317
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(1)	200,000	205,034
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.25%, 7/1/44	585,000	540,689
Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater), 5.00%, 7/1/32	500,000	582,636
Pima County Sewer System Rev., 5.00%, 7/1/30	600,000	638,108
Salt River Project Agricultural Improvement & Power District Rev., 4.00%, 1/1/38	750,000	753,541
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/48	2,000,000	2,128,547
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/50	2,000,000	2,100,299
Scottsdale GO, 4.00%, 7/1/31	500,000	537,253
Sierra Vista Industrial Development Authority Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/34(1)	1,000,000	1,032,533
Sierra Vista Industrial Development Authority Rev., (Wake Preparatory Academy), 5.25%, 6/15/35	800,000	840,301
		17,111,439
20

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
Arkansas — 0.4%
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.70%, 5/1/53	$330,000	$337,453
Searcy Sales & Use Tax Rev., 5.00%, 11/1/32	1,000,000	1,120,732
Searcy Sales & Use Tax Rev., 5.00%, 11/1/33	1,000,000	1,113,830
		2,572,015
California — 2.1%
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/30	500,000	523,955
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(5)	100,000	22,966
California Health Facilities Financing Authority Rev., (Episcopal Communities & Services for Seniors Obligated Group), 3.85%, 11/15/27	250,000	250,111
California Housing Finance Agency Rev., 4.25%, 1/15/35	415,870	438,637
California Housing Finance Agency Rev., 3.50%, 11/20/35	101,511	103,925
California Infrastructure & Economic Development Bank Rev., (Desertxpress Enterprises LLC), VRN, 12.00%, 1/1/65(1)	1,265,000	683,100
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AG)	165,000	168,338
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/29(1)	50,000	53,623
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/30(1)	110,000	119,550
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/36(1)	175,000	186,099
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/52(1)	110,000	101,191
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2023B), 5.50%, 9/1/43	625,000	669,264
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2024A), 5.00%, 9/1/48	400,000	408,364
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(1)	500,000	475,247
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(1)	320,000	324,320
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(1)	250,000	221,919
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(1)	650,000	691,773
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	625,000	612,084
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/38(1)	240,000	248,319
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Altana Apartments), 4.00%, 10/1/56(1)	100,000	83,315
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Escondido Portfolio), 4.00%, 12/1/59(1)	750,000	406,746
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Oceanaire Apartments), 4.00%, 9/1/56(1)	300,000	219,774
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(1)	500,000	348,711
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(1)	290,000	59,450
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(5)	500,000	53,517
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(1)	1,540,000	1,527,292
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(1)	500,000	463,347
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/33	750,000	874,994
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(1)	100,000	102,069
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.50%, 8/15/48	300,000	315,779
Port of Los Angeles Rev., 5.00%, 8/1/35	1,250,000	1,448,948
		12,206,727
Colorado — 4.0%
Board of Governors of Colorado State University System Rev., 4.00%, 3/1/44	1,220,000	1,212,125
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/40	1,030,000	1,046,449
City & County of Denver Airport System Rev., 5.50%, 11/15/41	500,000	563,970
City & County of Denver Airport System Rev., 5.50%, 11/15/42	750,000	833,674
City & County of Denver Airport System Rev., 5.75%, 11/15/45	750,000	820,591
21

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), 4.00%, 11/15/43	$340,000	$337,415
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/59	260,000	283,883
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/60	545,000	600,506
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	200,000	212,651
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	300,000	300,325
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/34	385,000	428,293
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/35	500,000	553,982
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	500,000	501,769
Colorado Health Facilities Authority Rev., (Craig Hospital Obligated Group), 5.00%, 12/1/32	800,000	902,059
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/27	255,000	260,751
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/28	340,000	353,805
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	150,000	151,586
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 4.25%, 12/1/49 (BAM)	1,000,000	946,307
Denver City & County Rev., (4340 South Monaco LLC), 4.70%, 10/1/42 (FNMA)	525,000	574,823
Denver Urban Renewal Authority Tax Allocation, (Denver Urban Renewal Authority 9th & Colorado Urban Redevelopment Area), 5.25%, 12/1/39(1)	100,000	100,570
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/34 (BAM)	300,000	334,468
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/35 (BAM)	325,000	360,910
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 4.00%, 12/1/46 (AG)	500,000	469,355
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/37 (AG)	850,000	951,067
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/43 (AG)	1,400,000	1,513,683
Parterre Metropolitan District No. 5 GO, 6.125%, 12/1/55	500,000	526,733
Prairie Center Metropolitan District No. 3 GO, 5.875%, 12/15/46	500,000	530,298
Raindance Metropolitan District No. 2 GO, 5.00%, 12/1/31 (BAM)	220,000	245,266
Raindance Metropolitan District No. 2 GO, 5.00%, 12/1/32 (BAM)	300,000	333,578
Red Barn Metropolitan District GO, 5.50%, 12/1/55	785,000	793,276
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado GO, 5.00%, 4/1/35(1)	2,000,000	2,242,193
State of Colorado COP, 6.00%, 12/15/38	230,000	275,646
State of Colorado COP, 6.00%, 12/15/40	385,000	455,911
Sterling Ranch Community Authority Board Special Assessment, (Sterling Ranch Metropolitan District No. 1), 5.625%, 12/1/43	191,000	198,892
Trails at Crowfoot Metropolitan District No. 3 GO, 4.00%, 12/1/44 (AG)	500,000	483,970
University of Colorado Rev., 5.00%, 6/1/38	500,000	585,044
University of Colorado Rev., 5.00%, 6/1/39	460,000	534,067
Village Metropolitan District GO, 5.00%, 12/1/49	500,000	485,452
Village Metropolitan District GO, 5.75%, 12/1/55	720,000	730,602
		23,035,945
Connecticut — 0.8%
New Haven GO, 5.00%, 8/1/31 (AG)	1,250,000	1,410,403
Stamford Housing Authority Rev., (TJH Senior Living LLC Obligated Group), 4.25%, 10/1/30	750,000	761,967
State of Connecticut GO, 4.00%, 1/15/35	1,000,000	1,050,484
State of Connecticut, Special Tax Rev., 5.00%, 5/1/29	1,145,000	1,246,260
		4,469,114
Delaware — 0.6%
Delaware State Economic Development Authority Rev., (NRG Energy, Inc.), VRN, 4.00%, 10/1/45	1,015,000	1,048,192
Delaware State Health Facilities Authority Rev., (Christiana Care Health System Obligated Group), 5.00%, 10/1/47	1,500,000	1,584,605
Town of Bridgeville Special Tax, (Town of Bridgeville Heritage Shores Special Development District), 5.625%, 7/1/53(1)	700,000	709,727
		3,342,524
22

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
District of Columbia — 0.8%
District of Columbia GO, 5.00%, 1/1/41	$1,000,000	$1,105,452
District of Columbia Rev., (Rocketship DC Obligated Group), 5.75%, 6/1/54	500,000	477,266
District of Columbia Housing Finance Agency Rev., (Barry Farm Building 1A LLC), VRN, 3.15%, 2/1/30	540,000	545,542
District of Columbia Income Tax Rev., 5.00%, 6/1/36	1,000,000	1,188,579
District of Columbia Income Tax Rev., 5.25%, 5/1/48	1,000,000	1,073,030
District of Columbia Water & Sewer Authority Rev., 4.00%, 10/1/51	500,000	469,640
		4,859,509
Florida — 10.5%
Alachua County Health Facilities Authority Rev., (Oak Hammock at the University of Florida Obligated Group), 3.625%, 10/1/30	230,000	230,854
Broward County Airport System Rev., 5.00%, 10/1/35	700,000	720,417
Broward County Port Facilities Rev., 4.00%, 9/1/37	750,000	765,419
Broward County Port Facilities Rev., 5.00%, 9/1/38	950,000	1,058,709
Broward County Port Facilities Rev., 5.00%, 9/1/39	1,000,000	1,104,919
Broward County Port Facilities Rev., 5.00%, 9/1/40	550,000	605,973
Broward County Port Facilities Rev., 5.00%, 9/1/40	1,000,000	1,071,589
Broward County Water & Sewer Utility Rev., 5.00%, 10/1/40	925,000	984,962
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	880,000	852,025
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	300,000	314,214
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/33	250,000	266,773
Capital Projects Finance Authority Rev., (Navigator Academy of Leadership, Inc. Obligated Group), 5.00%, 6/15/54(1)	1,220,000	1,131,429
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/53	750,000	707,973
Central Florida Expressway Authority Rev., 5.00%, 7/1/29	1,060,000	1,157,012
Central Florida Expressway Authority Rev., 5.00%, 7/1/37	1,000,000	1,182,804
Central Florida Expressway Authority Rev., 5.00%, 7/1/44 (AG)	1,100,000	1,208,255
Duval County Public Schools COP, 5.00%, 7/1/35 (AG)	420,000	459,204
Florida Development Finance Corp. Rev., 3.00%, 7/1/31(1)	155,000	153,287
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/26(1)	110,000	110,110
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 6.75%, 6/15/53(1)	500,000	529,498
Florida Development Finance Corp. Rev., (St. Andrew's School of Boca Raton, Inc.), 5.25%, 6/1/54	1,660,000	1,674,805
Florida Housing Finance Corp. Rev., (Liberty Square Elderly LLC), 4.70%, 5/1/43 (FNMA), (HUD)	1,250,000	1,305,234
Florida Housing Finance Corp. Rev., (Richman Capri LIHTC LLC), VRN, 3.00%, 2/1/44	250,000	251,068
Florida Housing Finance Corp. Rev., VRN, 3.15%, 12/1/29	455,000	459,296
Florida Local Government Finance Commission Rev., (Ponte Vedra Pine Co. LLC Obligated Group), 4.70%, 11/15/31(1)	1,780,000	1,805,091
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/38	1,150,000	1,312,613
Fort Lauderdale Water & Sewer Rev., 5.50%, 9/1/48	1,250,000	1,380,811
Fort Pierce Utilities Authority Rev., 5.00%, 10/1/29 (AG)	1,050,000	1,142,716
Greater Orlando Aviation Authority Rev., 5.00%, 10/1/33	180,000	186,204
Greater Orlando Aviation Authority Rev., 4.00%, 10/1/37	985,000	997,407
Greater Orlando Aviation Authority Rev., (United Airlines, Inc.), 5.25%, 11/1/34	1,000,000	1,098,683
Hillsborough County Housing Finance Authority Rev., 4.55%, 2/1/42 (FNMA)	1,490,000	1,556,579
Hillsborough County Housing Finance Authority Rev., (OK Riverside TC LLC), VRN, 3.125%, 12/1/28	370,000	372,730
Hillsborough County Industrial Development Authority Rev., (BayCare Obligated Group), 5.25%, 11/15/49	1,500,000	1,598,799
Jacksonville Housing Finance Authority Rev., (Ability LF LLC), VRN, 3.15%, 1/1/46	1,000,000	1,009,812
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/39(1)	1,000,000	989,879
Lakeland Department of Electric Utilities Rev., 5.00%, 10/1/39	500,000	601,964
Lee County Industrial Development Authority Rev., (Shell Point Obligated Group), 4.125%, 11/15/29	435,000	438,225
Martin County Health Facilities Authority Rev., (Cleveland Clinic Health System Obligated Group), 4.00%, 1/1/46	695,000	660,885
Miami Beach Redevelopment Agency Tax Allocation, (Miami Beach Redev Agy City Center/Historic Convention Vlg Redev & Revitalizatio), 5.00%, 2/1/44 (AG)	1,500,000	1,597,657
Miami-Dade County Aviation Rev., 5.00%, 10/1/38	500,000	501,215
23

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
Miami-Dade County Housing Finance Authority Rev., 4.95%, 11/1/41 (FNMA)	$2,000,000	$2,174,035
Miami-Dade County Housing Finance Authority Rev., (Residences at Palm Court LLC), 5.00%, 9/1/43 (HUD)	1,000,000	1,090,981
Miami-Dade County Housing Finance Authority Rev., (RGC Phase I LLC), 4.88%, 3/1/46 (FNMA), (HUD)	1,500,000	1,547,610
Miami-Dade County Seaport Department Rev., 4.00%, 10/1/46	450,000	421,356
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/44	1,000,000	987,659
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/44	850,000	895,837
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/46	500,000	477,937
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/30 (AG)	2,000,000	2,210,170
Orlando Utilities Commission Rev., 5.00%, 10/1/48	3,000,000	3,171,984
Ormond Crossings West Community Development District Special Assessment, (Ormond Crossings West Community Development District Master Infrastructure Proj), 6.00%, 11/1/57	1,415,000	1,419,954
Osceola Transportation County Rev., Capital Appreciation, 0.00%, 10/1/42(5)	385,000	183,781
Pasco County Rev., (State of Florida Cigarette Tax), 5.75%, 9/1/54 (AG)	290,000	314,236
Pinellas County Housing Finance Authority Rev., (SP Pinellas III LLC), 4.70%, 10/1/43 (FHLMC)	1,000,000	1,046,313
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	100,000	102,630
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	475,000	483,503
South Florida Water Management District COP, 5.00%, 10/1/36	560,000	560,802
South Miami Health Facilities Authority, Inc. Rev., (Baptist Health South Florida Obligated Group), VRN, 5.00%, 8/15/65	580,000	637,231
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 4.50%, 1/1/30(1)	800,000	802,085
Village Community Development District No. 13 Special Assessment, (Village Community Development District No. 13 Phase I Series 2019), 3.55%, 5/1/39	250,000	242,618
Village Community Development District No. 14 Special Assessment, (Village Community Development District No. 14 Series 2022 Phase I), 5.50%, 5/1/53	940,000	959,384
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2023 Phase I), 5.25%, 5/1/54(1)	490,000	493,768
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2024), 3.75%, 5/1/29(1)	600,000	607,068
Village Community Development District No. 16 Special Assessment, (Village Community Development District No. 16 Series 2025, Special Assessment), 4.00%, 5/1/35	1,050,000	1,081,197
Village Community Development District No. 16 Special Assessment, (Village Community Development District No. 16 Series 2025, Special Assessment), 4.875%, 5/1/45	1,500,000	1,527,339
Wildwood Utility Dependent District Rev., 5.00%, 10/1/36 (BAM)	455,000	503,775
Wildwood Utility Dependent District Rev., 5.50%, 10/1/48 (AG)	780,000	842,932
		60,343,284
Georgia — 3.9%
Atlanta Airport Passenger Facility Charge Rev., 4.00%, 7/1/36	2,015,000	2,048,649
Atlanta Airport Passenger Facility Charge Rev., 4.00%, 7/1/40	1,000,000	1,004,011
Atlanta Water & Wastewater Rev., 4.00%, 11/1/43 (BAM)	290,000	294,885
Cobb County Kennestone Hospital Authority Rev., (WellStar Health System Obligated Group), 4.00%, 4/1/52	1,000,000	883,084
Columbia County Hospital Authority Rev., (WellStar Health System Obligated Group), 5.125%, 4/1/48	390,000	409,199
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.70%, 10/1/32	525,000	537,620
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.35%, 11/1/48	1,500,000	1,530,382
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.375%, 11/1/53	180,000	181,420
Development Authority of Burke County Rev., (Oglethorpe Power Corp.), VRN, 3.60%, 1/1/40	1,500,000	1,548,983
George L Smith II Congress Center Authority Rev., 4.00%, 1/1/36	500,000	509,202
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(1)	475,000	469,665
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/36(1)	500,000	519,493
Georgia Ports Authority Rev., 5.25%, 7/1/52	1,500,000	1,587,574
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 5/1/52 (GA: Citigroup, Inc.)	1,200,000	1,235,874
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 7/1/52 (GA: Royal Bank of Canada)	415,000	423,343
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 7/1/53 (GA: Royal Bank of Canada)	535,000	574,492
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 9/1/53 (GA: Royal Bank of Canada)	550,000	594,016
24

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Citigroup, Inc.)	$955,000	$1,025,558
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Royal Bank of Canada)	1,910,000	2,084,691
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/54 (GA: Citigroup, Inc.)	1,500,000	1,633,015
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 6/1/55 (GA: TD Bank N.A.)	1,000,000	1,098,515
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/55 (GA: Citigroup, Inc.)	1,000,000	1,090,866
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/44	1,325,000	1,281,744
		22,566,281
Guam — 0.4%
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.50%, 7/1/43	730,000	808,046
Guam Power Authority Rev., 5.00%, 10/1/42	200,000	215,227
Guam Power Authority Rev., 5.00%, 10/1/43	200,000	213,940
Guam Power Authority Rev., 5.00%, 10/1/44	200,000	211,522
Port Authority of Guam Rev., 5.00%, 7/1/33	250,000	258,589
Port Authority of Guam Rev., 5.00%, 7/1/34	225,000	232,387
Port Authority of Guam Rev., 5.00%, 7/1/35	200,000	206,343
		2,146,054
Hawaii — 0.2%
City & County Honolulu Wastewater System Rev., 5.00%, 7/1/38	125,000	146,788
Honolulu GO, 5.00%, 7/1/29	830,000	907,363
		1,054,151
Idaho — 0.1%
Idaho Health Facilities Authority Rev., (St. Luke's Health System Ltd. Obligated Group ID), 4.00%, 3/1/46 (BAM-TCRS)	365,000	349,812
Idaho Health Facilities Authority Rev., (State Luke's Health System Ltd. Obligated Group), VRN, 5.00%, 3/1/60	370,000	416,285
		766,097
Illinois — 6.7%
Board of Trustees of the University of Illinois Rev., (University of Illinois Health Services Facilities System), 5.00%, 10/1/37	1,000,000	1,126,239
Brown County Community Unit School District No. 1 GO, 5.00%, 12/1/37 (BAM)	1,125,000	1,262,350
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/29 (BAM)	840,000	898,583
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/32 (BAM)	695,000	787,339
Chicago GO, 4.00%, 1/1/35	500,000	501,760
Chicago GO, 5.25%, 1/1/38	1,000,000	1,065,611
Chicago GO, 6.00%, 1/1/38	20,000	20,297
Chicago GO, 5.50%, 1/1/49	30,000	30,152
Chicago GO, 6.00%, 1/1/50	800,000	842,333
Chicago Board of Education GO, 5.00%, 12/1/27 (AG)	700,000	727,167
Chicago Board of Education GO, 5.00%, 12/1/34	280,000	281,887
Chicago Board of Education GO, 5.00%, 12/1/42	1,060,000	1,057,347
Chicago Midway International Airport Rev., 5.75%, 1/1/48 (BAM)	285,000	305,969
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge), 5.25%, 1/1/43 (BAM)	1,000,000	1,085,851
Chicago O'Hare International Airport Rev., (TrIPs Obligated Group), 5.50%, 7/1/37	1,000,000	1,159,410
Chicago Wastewater Transmission Rev., 5.00%, 1/1/38 (BAM)	500,000	564,950
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39 (AG)	1,000,000	1,102,162
Chicago Wastewater Transmission Rev., 5.25%, 1/1/53 (AG)	750,000	785,236
Chicago Waterworks Rev., 5.00%, 11/1/27	1,000,000	1,016,733
Chicago Waterworks Rev., 5.00%, 11/1/36 (AG)	500,000	517,534
Cook County GO, 5.00%, 11/15/31	1,000,000	1,015,642
Cook County Sales Tax Rev., 4.00%, 11/15/40	900,000	909,789
Cook County Sales Tax Rev., 5.25%, 11/15/45 (BAM-TCRS)	725,000	775,845
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.80%, 12/1/43(1)	335,000	351,921
25

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.125%, 12/1/50 (GA: Centerpoint Properties TR)(1)	$1,000,000	$1,015,941
Illinois Finance Authority Rev., (Navy Pier, Inc. Obligated Group), 5.00%, 10/1/34(1)	1,770,000	1,897,842
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine and Science), 5.25%, 8/1/35(1)	910,000	976,338
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/52	250,000	257,168
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/59	770,000	846,647
Illinois Housing Development Authority Rev., (Island Terrace 4% Preservation Associates LP), VRN, 2.80%, 8/1/28	350,000	350,933
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/40	1,000,000	1,002,492
Illinois State Toll Highway Authority Rev., 4.00%, 1/1/42	1,000,000	1,007,701
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/42	380,000	392,390
Illinois State Toll Highway Authority Rev., 5.25%, 1/1/43	345,000	381,493
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/47	3,500,000	3,737,565
Joliet Waterworks & Sewerage Rev., 5.00%, 1/1/37 (BAM)	1,450,000	1,665,623
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), 5.00%, 6/15/29	330,000	342,635
Springfield Electric Rev., 5.00%, 3/1/33 (BAM)	2,000,000	2,289,593
State of Illinois GO, 5.00%, 11/1/29	595,000	619,521
State of Illinois GO, 5.00%, 10/1/33	200,000	210,764
State of Illinois GO, 5.50%, 10/1/39	1,000,000	1,121,413
State of Illinois GO, 5.50%, 3/1/42	1,250,000	1,366,443
Village of Downers Grove GO, 4.00%, 1/1/41	1,015,000	1,024,020
		38,698,629
Indiana — 1.2%
Carmel Waterworks Rev., 5.25%, 5/1/47 (BAM)	330,000	348,336
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/53	250,000	250,710
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 5.00%, 10/1/62	365,000	384,298
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 5.00%, 10/1/64	445,000	480,405
Indiana Finance Authority Rev., (Retirement Living, Inc. Obligated Group), 5.25%, 3/1/50	585,000	594,812
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.00%, 7/1/49	1,030,000	1,041,906
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.75%, 7/1/64	470,000	446,979
Indiana Finance Authority Rev., (Westminster Village Greenwood, Inc. Obligated Group), 3.75%, 5/15/32	200,000	200,860
Indiana Housing & Community Development Authority Rev., (Henderson Court Housing LP), 4.54%, 3/1/43 (FNMA)	580,000	603,083
Indiana Housing & Community Development Authority Rev., (Carriage House Glendale Housing LP), Series 2025-14FN, Class PT, 4.80%, 9/1/41 (FNMA)	620,000	662,005
Indianapolis Local Public Improvement Bond Bank Rev., 4.00%, 2/1/47	750,000	725,203
Purdue University Rev., 5.00%, 7/1/40	750,000	844,387
Valparaiso Rev., (Pratt Paper IN LLC), 4.50%, 1/1/34(1)	225,000	234,840
		6,817,824
Iowa — 0.8%
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/34	900,000	1,072,779
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/41	1,000,000	1,001,038
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), VRN, 3.12%, (SOFR plus 0.55%), 5/15/56	500,000	496,512
Muscatine Power & Water Electric Rev., 5.00%, 12/1/45 (AG)	1,000,000	1,070,123
Polk County GO, 5.00%, 6/1/44	1,000,000	1,050,336
		4,690,788
Kansas — 0.5%
Garden City Rev., (City of Garden City KS STAR Bond District), 5.375%, 6/1/39(1)	875,000	895,885
Kansas Development Finance Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/54	700,000	786,989
Prairie Village Tax Allocation, (City of Prairie Village KS Meadowbrook Redevelopment District), 3.125%, 4/1/36	130,000	128,024
Wyandotte County-Kansas City Unified Government Rev., (Wyandotte Cnty-Kansas City Unified Government Northwest Speedway Star Bond Dist), 5.50%, 3/1/46(1)(2)	1,000,000	1,003,024
		2,813,922
26

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
Kentucky — 0.5%
Ashland Rev., (Royal Blue Health LLC Obligated Group), 5.00%, 2/1/30	$370,000	$399,335
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.25%, 6/1/41	100,000	101,288
Kentucky Public Energy Authority Rev., VRN, 3.66%, (SOFR plus 1.20%), 8/1/52 (GA: Morgan Stanley)	1,000,000	1,005,752
Kentucky Public Energy Authority Rev., VRN, 5.25%, 4/1/54 (GA: Morgan Stanley)	500,000	550,308
Louisville/Jefferson County Metropolitan Government Rev., (Norton Healthcare Obligated Group), VRN, 5.00%, 10/1/47	1,000,000	1,072,896
		3,129,579
Louisiana — 0.8%
Greater New Orleans Expressway Commission Rev., 5.00%, 11/1/36 (AG)	535,000	624,887
Greater New Orleans Expressway Commission Rev., 5.00%, 11/1/37 (AG)	750,000	864,784
Greater New Orleans Expressway Commission Rev., 5.00%, 11/1/40 (AG)	500,000	561,153
Louisiana Offshore Terminal Authority Rev., (Loop LLC), VRN, 4.20%, 9/1/33	1,000,000	1,028,442
Louisiana Public Facilities Authority Rev., (Acadiana Renaissance Charter Academy), 6.00%, 6/15/59(1)	800,000	810,299
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/48 (AG)	250,000	254,030
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 3.30%, 6/1/37	550,000	559,700
		4,703,295
Maryland — 2.3%
Baltimore Rev., (City of Baltimore MD City-Wide Affordable Housing Dev Dist Tax Increment Fund), 5.25%, 6/1/55(1)	1,600,000	1,597,913
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 5.00%, 6/1/51	400,000	402,025
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	200,000	201,019
Baltimore Rev., (East Baltimore Research Park Development District), 5.00%, 9/1/38	170,000	172,252
Brunswick Special Tax, (City of Brunswick MD Brunswick Crossing District), 5.00%, 7/1/36	350,000	359,194
Gaithersburg Rev., (Asbury Maryland Obligated Group), 5.125%, 1/1/42	400,000	412,575
Maryland Community Development Administration Rev., (Fairfield Marley Station LP), 4.35%, 2/1/44 (FNMA)	1,500,000	1,511,063
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/27	375,000	384,373
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/34	725,000	809,594
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore MD Port Covington Development District), 4.00%, 9/1/50	1,000,000	847,953
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 4.00%, 1/1/51	500,000	424,875
Maryland Stadium Authority Rev., (Baltimore City Public School Construction Financing Fund), 5.00%, 5/1/42 (ST INTERCEPT)	625,000	646,323
Montgomery County GO, 5.00%, 8/1/30	1,640,000	1,840,499
State of Maryland GO, 5.00%, 3/15/28	535,000	566,345
State of Maryland GO, 5.00%, 6/1/36	1,500,000	1,705,073
State of Maryland Department of Transportation Rev., 5.00%, 10/1/28	1,320,000	1,380,129
		13,261,205
Massachusetts — 1.8%
Commonwealth of Massachusetts Transportation Fund Rev., 5.00%, 6/1/43	1,190,000	1,286,696
Commonwealth of Massachusetts Transportation Fund Rev., 5.00%, 6/1/52	1,000,000	1,039,073
Massachusetts GO, 5.00%, 10/1/37	1,000,000	1,141,618
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/42	750,000	833,605
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp. Obligated Group), 5.25%, 7/1/52	750,000	748,945
Massachusetts Development Finance Agency Rev., (CHF Merrimack, Inc.), 4.25%, 7/1/34(1)	450,000	469,302
Massachusetts Development Finance Agency Rev., (GingerCare Living, Inc. Obligated Group), 4.75%, 12/1/29(1)	300,000	300,115
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 4.00%, 10/1/32(1)	100,000	100,460
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/37(1)	150,000	152,301
Massachusetts Port Authority Rev., 5.00%, 7/1/41	800,000	863,629
Massachusetts School Building Authority Rev., 5.00%, 2/15/38	430,000	531,322
Massachusetts School Building Authority Rev., 5.00%, 8/15/45	730,000	772,395
Massachusetts Water Resources Authority Rev., 5.00%, 8/1/37	1,845,000	2,160,527
		10,399,988
27

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
Michigan — 3.2%
Avondale School District GO, 4.125%, 11/1/46 (Q-SBLF)(2)	$1,100,000	$1,069,126
Avondale School District GO, 4.125%, 5/1/47 (Q-SBLF)(2)	525,000	507,022
Detroit GO, 5.00%, 4/1/26	1,320,000	1,322,200
Detroit GO, 5.00%, 4/1/35	300,000	327,689
Detroit GO, 5.00%, 4/1/38	740,000	796,750
Detroit GO, 4.00%, 4/1/42	1,050,000	1,041,948
Detroit GO, 6.00%, 5/1/43	275,000	310,778
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/40	640,000	712,778
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/42	410,000	447,273
Detroit Regional Convention Facility Authority Rev., (State of Michigan Convention Facility Development Fund), 5.00%, 10/1/39	1,100,000	1,221,426
Grand Rapids Economic Development Corp. Rev., (Michigan Christian Home Obligated Group), 4.125%, 11/1/30	1,285,000	1,289,265
Great Lakes Water Authority Sewage Disposal System Rev., 5.00%, 7/1/36	770,000	775,855
Great Lakes Water Authority Water Supply System Rev., 5.00%, 7/1/37	550,000	632,575
Great Lakes Water Authority Water Supply System Rev., 5.00%, 7/1/38	1,000,000	1,151,470
Kalamazoo Economic Development Corp. Rev., 4.25%, 8/15/31(1)	335,000	336,093
Kalamazoo Economic Development Corp. Rev., (Friendship Village of Kalamazoo Obligated Group), 3.90%, 8/15/31(1)	390,000	391,333
Lansing Board of Water & Light Rev., 5.00%, 7/1/49	1,145,000	1,202,604
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 4/15/42	395,000	400,822
Michigan State Building Authority Rev., (State of Michigan), 4.00%, 10/15/49	825,000	783,094
Michigan State Hospital Finance Authority Rev., (Corewell Health Obligated Group), VRN, 5.00%, 8/15/55	545,000	612,175
Michigan State Housing Development Authority Rev., 4.25%, 12/1/37	730,000	763,579
State of Michigan Trunk Line Rev., 5.00%, 11/15/46	1,650,000	1,760,679
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.50%, 12/1/42 (AG)	440,000	493,209
		18,349,743
Minnesota — 0.7%
Center City Rev., (Hazelden Betty Ford Foundation), 5.00%, 11/1/30	250,000	272,644
Center City Rev., (Hazelden Betty Ford Foundation), 5.00%, 11/1/31	210,000	232,303
Center City Rev., (Hazelden Betty Ford Foundation), 5.00%, 11/1/32	275,000	307,747
State of Minnesota GO, 5.00%, 10/1/27	900,000	941,657
State of Minnesota GO, 5.00%, 8/1/33	1,000,000	1,179,822
State of Minnesota GO, 4.00%, 8/1/41	950,000	988,716
		3,922,889
Mississippi — 0.4%
Hinds County COP, 4.625%, 9/1/54 (BAM)(1)	685,000	659,811
Mississippi Home Corp. Rev., (MS3 Housing LP), Series 2025-06FN, 4.55%, 4/1/42 (FNMA), (HUD)	1,390,000	1,452,276
		2,112,087
Missouri — 1.3%
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.25%, 2/1/48	1,000,000	1,019,326
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.50%, 12/1/48	355,000	382,097
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	30,000	26,535
Jackson County School District No. R-IV Blue Springs GO, 5.50%, 3/1/42	1,000,000	1,145,072
Kansas City Industrial Development Authority Rev., (City of Kansas City MO), 5.00%, 3/1/44	1,000,000	1,023,174
St. Charles County Industrial Development Authority Rev., (Fox Hill Preservation LP), 4.65%, 4/1/43 (FNMA), (HUD)	748,387	789,113
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	145,000	145,509
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Specialty Hospital), 5.00%, 11/15/41	1,275,000	1,275,013
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Specialty Hospital), 5.00%, 11/15/46	1,500,000	1,476,751
		7,282,590
28

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
Nebraska — 0.7%
Central Plains Energy Project Rev., 5.00%, 9/1/29 (GA: Goldman Sachs Group, Inc.)	$500,000	$536,585
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,064,505
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/54 (GA: Bank of Montreal)	1,180,000	1,262,716
Omaha Public Power District Rev., 5.50%, 2/1/54	1,000,000	1,080,418
		3,944,224
Nevada — 1.2%
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/49	600,000	625,560
Las Vegas Special Improvement District No. 613 Special Assessment, 5.50%, 12/1/53	700,000	712,987
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49	665,000	573,244
Las Vegas Special Improvement District No. 815 Special Assessment, 4.00%, 12/1/31	350,000	353,680
Las Vegas Special Improvement District No. 815 Special Assessment, 5.00%, 12/1/49	190,000	192,028
Las Vegas Special Improvement District No. 817 Special Assessment, 6.00%, 6/1/48	500,000	531,997
Las Vegas Special Improvement District No. 819 Special Assessment, 5.50%, 6/1/55	385,000	393,320
Reno Special Assessment, (City of Reno NV 2024 District No. 1), 5.125%, 6/1/47(1)	465,000	470,454
Sparks Special Improvement District No. 1 Special Assessment, 5.00%, 6/1/39	185,000	196,996
Sparks Special Improvement District No. 1 Special Assessment, 5.00%, 6/1/44	170,000	174,605
Sparks Special Improvement District No. 1 Special Assessment, 5.125%, 6/1/54	215,000	215,222
Sparks Tourism Improvement District No. 1 Rev., (Sparks Tourism Improvement District No. 1 Sales Tax), 3.875%, 6/15/28	245,000	247,146
State of Nevada GO, 5.00%, 8/1/30	1,530,000	1,676,988
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/51	500,000	501,504
		6,865,731
New Hampshire — 0.3%
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 6/1/51 (BAM)	1,000,000	1,055,667
New Hampshire Business Finance Authority Rev., SEQ, 4.125%, 1/20/34	270,845	282,813
New Hampshire Health & Education Facilities Authority Act Rev., (Trustees of Dartmouth College), VRN, 3.30%, 6/1/38	555,000	559,089
		1,897,569
New Jersey — 2.2%
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 11/1/37	500,000	561,243
New Jersey Educational Facilities Authority Rev., (Trustees of Princeton University), 5.00%, 3/1/32	625,000	727,700
New Jersey Higher Education Student Assistance Authority Rev., VRN, 5.00%, 12/1/56	2,000,000	2,010,614
New Jersey Housing & Mortgage Finance Agency Rev., (Montgomery Gateway Preservation LP), 4.55%, 5/1/41 (FNMA)	455,000	486,272
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/35	1,000,000	1,144,752
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	1,500,000	1,750,431
New Jersey Turnpike Authority Rev., 5.25%, 1/1/50	1,000,000	1,085,262
New Jersey Turnpike Authority Rev., 5.25%, 1/1/54	1,000,000	1,067,032
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/26	1,405,000	1,413,034
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/34	250,000	261,067
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/36	1,000,000	1,039,079
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/46	1,425,000	1,411,926
		12,958,412
New Mexico — 0.3%
Aspire Public Improvement District Special Tax, 5.30%, 10/1/53	500,000	484,522
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.25%, 5/1/40(1)	1,000,000	985,097
		1,469,619
New York — 8.5%
Build NYC Resource Corp. Rev., (RiverSpring Health Senior Living, Inc. Obligated Group), 5.25%, 12/15/31(1)	6,000,000	6,015,245
Build NYC Resource Corp. Rev., (TrIPs Obligated Group), 5.50%, 7/1/44	1,000,000	1,094,634
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 5.00%, 3/15/50	1,000,000	1,042,543
29

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
Empire State Development Corp. Rev., (State of New York Sales Tax), 5.00%, 3/15/45	$1,000,000	$1,072,971
Long Island Power Authority Rev., VRN, 3.00%, 9/1/49	500,000	502,603
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	1,310,000	1,395,026
Metropolitan Transportation Authority Rev., VRN, 3.26%, (SOFR plus 0.80%), 11/1/32 (AG)	250,000	250,015
New York City GO, 5.00%, 2/1/40	600,000	686,467
New York City GO, 5.25%, 5/1/41	150,000	166,155
New York City GO, 5.00%, 4/1/43	500,000	515,928
New York City GO, 4.00%, 8/1/44	1,000,000	984,662
New York City GO, 4.00%, 9/1/46	250,000	241,447
New York City GO, 5.50%, 4/1/48	1,000,000	1,084,966
New York City GO, 5.00%, 3/1/50	700,000	720,376
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/29	1,100,000	1,154,530
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/43	1,000,000	1,108,013
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.25%, 6/15/52	500,000	528,177
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/29	1,230,000	1,352,772
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/32	250,000	290,691
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/39	1,250,000	1,413,771
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/40	1,000,000	1,130,624
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/42	650,000	652,865
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.25%, 11/15/39 (AG)	400,000	469,223
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/39	300,000	329,062
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/42	870,000	924,098
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/43	800,000	842,842
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	1,000,000	957,374
New York State Dormitory Authority Rev., (Orchard Park CCRC, Inc. Obligated Group), 3.32%, 11/15/30	1,200,000	1,207,245
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/32	500,000	580,400
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/40	1,535,000	1,559,791
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.25%, 3/15/52	330,000	349,955
New York State Environmental Facilities Corp. Rev., (New York City Water & Sewer System), 5.00%, 6/15/39	1,000,000	1,164,800
New York State Environmental Facilities Corp. Rev., (New York City Water & Sewer System), 5.00%, 6/15/45	1,500,000	1,661,058
New York State Housing Finance Agency Rev., (State of New York Personal Income Tax), VRN, 3.30%, 12/15/54	230,000	231,021
New York State Housing Finance Agency Rev., (State of New York Personal Income Tax), VRN, 3.35%, 12/15/54	235,000	237,655
New York State Thruway Authority Rev., 4.00%, 1/1/38	700,000	730,522
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 3.00%, 8/1/31 (GA: American Airlines Group)	130,000	125,420
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 5.625%, 4/1/40	545,000	583,573
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/26	1,000,000	1,016,767
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/33	1,000,000	1,101,478
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/40	200,000	200,449
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/41	640,000	682,014
New York Transportation Development Corp. Rev., (JFK Millennium Partners LLC), 5.25%, 12/31/54 (AG)	1,250,000	1,284,131
New York Transportation Development Corp. Rev., (JFK Millennium Partners LLC), VRN, 0.00%, 12/31/54 (AG)	750,000	506,576
New York Transportation Development Corp. Rev., (JFK NTO LLC), 5.00%, 6/30/54 (AG)	1,000,000	1,006,954
New York Transportation Development Corp. Rev., (JFK NTO LLC), 6.00%, 6/30/54	1,000,000	1,049,766
New York Transportation Development Corp. Rev., (JFK NTO LLC), 6.00%, 6/30/55	445,000	475,341
Port Authority of New York & New Jersey Rev., 5.00%, 12/1/41	400,000	452,181
State of New York GO, 5.00%, 3/15/41	1,000,000	1,130,627
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/51	580,000	600,318
Triborough Bridge & Tunnel Authority Rev., 4.00%, 11/15/54	1,000,000	908,235
Triborough Bridge & Tunnel Authority Rev., (Metropolitan Transportation Authority Payroll Mobility Tax), 5.25%, 5/15/52	750,000	786,631
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/39	1,000,000	1,119,193
Westchester County Local Development Corp. Rev., (New York Blood Center, Inc.), 5.00%, 7/1/38	1,000,000	1,097,012
30

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.75%, 11/1/49 (AG)	$400,000	$435,355
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	100,000	101,370
		49,312,918
North Carolina — 1.1%
Charlotte Airport Rev., 5.25%, 7/1/41	1,765,000	2,006,924
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group),VRN, 3.25%, 1/15/50	350,000	353,469
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community Obligated Group), 3.20%, 11/1/30	845,000	849,369
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community Obligated Group), 3.45%, 11/1/30	1,250,000	1,256,441
North Carolina Medical Care Commission Rev., (Forest at Duke, Inc. Obligated Group), 4.00%, 9/1/46	715,000	633,224
North Carolina Medical Care Commission Rev., (Penick Village Obligated Group), 4.50%, 9/1/29	310,000	310,573
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.25%, 10/1/28	350,000	350,282
State of North Carolina Rev., 5.00%, 3/1/34	345,000	370,330
		6,130,612
Ohio — 4.3%
Allen County Hospital Facilities Rev., (Bon Secours Mercy Health, Inc.), 4.00%, 8/1/47	1,495,000	1,353,241
American Municipal Power, Inc. Rev., 5.00%, 2/15/31	845,000	931,961
American Municipal Power, Inc. Rev., 5.00%, 2/15/39	1,250,000	1,381,187
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/39	1,175,000	1,181,417
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/48	1,050,000	912,760
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	2,000,000	1,654,046
Columbus Regional Airport Authority Rev., 5.00%, 1/1/38	1,500,000	1,678,221
Columbus-Franklin County Finance Authority Rev., (Meadow Creek Apartments LP), 4.82%, 11/1/43 (FNMA)	450,000	487,055
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/42	360,000	361,252
Dayton-Montgomery County Port Authority Rev., (Magnus Forest Avenue LP), VRN, 3.20%, 1/1/44	1,135,000	1,145,616
Greene County Port Authority Rev., (Kinsey Greene Preservation LP), 4.66%, 12/1/40 (FNMA)	795,000	862,234
Lorain Metropolitan Housing Authority Rev., (Wilkes Villa LLC), VRN, 3.22%, 6/1/29 (HUD)	1,000,000	1,008,624
Montgomery County Rev., (Community Blood Center Obligated Group), 5.25%, 9/1/49	1,000,000	1,023,470
Ohio Housing Finance Agency Rev., (Scarborough Senior Housing LP), 5.00%, 4/1/45 (FNMA)	1,465,000	1,489,561
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/33	1,500,000	1,777,811
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/42	1,250,000	1,382,795
Port of Greater Cincinnati Development Authority Rev., (Cambridge Arms Preservation LP), 4.40%, 11/1/40 (FNMA)	2,500,000	2,565,142
State of Ohio Rev., (Children's Hospital Medical Center of Akron Obligated Group), VRN, 5.00%, 8/15/54	460,000	518,083
Toledo GO, 5.00%, 12/1/34 (BAM)	400,000	465,735
Worthington City School District GO, 5.50%, 12/1/54	2,255,000	2,409,820
		24,590,031
Oklahoma — 0.5%
Oklahoma Capitol Improvement Authority Rev., (State of Oklahoma), 4.00%, 7/1/38	850,000	875,012
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/41	240,000	275,229
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/42	275,000	312,230
Oklahoma Water Resources Board Rev., (State of Oklahoma Drinking Water State Revolving Fund), 4.00%, 4/1/48	1,000,000	950,586
Tulsa Municipal Airport Trust Trustees Rev., (American Airlines, Inc.), 6.25%, 12/1/35	445,000	523,556
		2,936,613
Oregon — 0.7%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	253,627
Clackamas County Hospital Facility Authority Rev., (Willamette View Obligated Group), 5.00%, 11/15/47	100,000	97,835
Forest Grove Rev., (Pacific University), Series 2022A, 5.00%, 5/1/31	1,450,000	1,555,271
Oregon Housing & Community Services Department Rev., (Civic Station Housing LP), VRN, 3.125%, 7/1/44	335,000	337,896
State of Oregon GO, 5.00%, 8/1/48	500,000	538,225
31

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
State of Oregon Department of Transportation Rev., 5.25%, 11/15/47	$1,000,000	$1,074,836
		3,857,690
Pennsylvania — 3.7%
Adams County General Authority Rev., (Brethren Home Community Obligated Group), 3.60%, 6/1/29	155,000	156,930
Allegheny County Airport Authority Rev., 5.00%, 1/1/32 (AG)	500,000	557,814
Allegheny County Industrial Development Authority Rev., (United States Steel Corp.), 5.125%, 5/1/30	250,000	266,309
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 6/30/39	315,000	301,534
Berks County Municipal Authority Rev., (Tower Health Obligated Group), VRN, 0.00%, 6/30/44	157,000	116,700
Bucks County Water & Sewer Authority Rev., 5.00%, 12/1/37 (AG)	450,000	507,603
Bucks County Water & Sewer Authority Rev., 5.00%, 12/1/38 (AG)	525,000	588,179
Commonwealth Financing Authority Rev., 5.00%, 6/1/31	1,850,000	1,948,064
Commonwealth Financing Authority Rev., 4.00%, 6/1/39 (AG)	2,000,000	2,007,451
Delaware River Port Authority Rev., 5.00%, 1/1/40	800,000	912,995
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/42	1,500,000	1,608,678
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Motor License Fund), 5.75%, 6/30/48	400,000	423,392
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/46 (AG)	1,000,000	1,036,460
Pennsylvania Housing Finance Agency Rev., (Darby Housing LP), 4.90%, 6/1/41 (FNMA)	525,000	556,965
Pennsylvania State University Rev., 5.00%, 9/1/32	700,000	813,775
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	460,000	530,866
Pennsylvania Turnpike Commission Rev., 4.00%, 12/1/38	560,000	568,131
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/44	750,000	819,192
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/48	650,000	686,744
Pennsylvania Turnpike Commission Rev., VRN, 5.00%, 12/1/45	860,000	977,236
Philadelphia Gas Works Co. Rev., 5.25%, 8/1/49	1,000,000	1,060,308
Philadelphia Water & Wastewater Rev., 5.25%, 9/1/54 (AG)	1,500,000	1,595,958
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/39 (AG)	750,000	843,563
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/46(2)	750,000	809,546
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/47(2)	850,000	911,176
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/48 (AG)	500,000	524,253
School District of Philadelphia GO, 5.50%, 9/1/48 (ST AID WITHHLDG)	185,000	198,022
		21,327,844
Puerto Rico — 0.5%
Puerto Rico GO, 5.625%, 7/1/27	1,300,000	1,330,469
Puerto Rico GO, 5.625%, 7/1/29	750,000	801,402
Puerto Rico GO, VRN, 0.00%, 11/1/51	434,986	269,147
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(5)	2,000,000	526,215
		2,927,233
Rhode Island — 0.2%
State of Rhode Island GO, 5.00%, 12/1/41	300,000	333,889
State of Rhode Island GO, 5.00%, 12/1/42	500,000	551,139
State of Rhode Island GO, 5.00%, 12/1/43	500,000	545,474
		1,430,502
South Carolina — 0.8%
Berkeley County Special Assessment, (County of Berkeley SC Nexton Improvement District), 4.25%, 11/1/40	100,000	98,029
Goose Creek Special Assessment, (City of Goose Creek SC Carnes Crossroads Improvement District), 5.50%, 10/1/55(1)	900,000	910,205
Patriots Energy Group Financing Agency Rev., VRN, 5.25%, 10/1/54 (GA: Sumitomo Mitsui Banking)	750,000	824,734
Richland County Special Assessment, (County of Richland SC Village at Sandhill Improvement District), 3.75%, 11/1/36(1)	270,000	236,184
South Carolina Jobs-Economic Development Authority Rev., (Beaufort Memorial Hospital Obligated Group), 5.75%, 11/15/54	300,000	307,505
South Carolina Jobs-Economic Development Authority Rev., (Novant Health Obligated Group), 5.00%, 11/1/34	1,070,000	1,245,924
32

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
South Carolina Jobs-Economic Development Authority Rev., (Novant Health Obligated Group), 5.50%, 11/1/48	$500,000	$538,358
South Carolina State Housing Finance & Development Authority Rev., (Oak Grove at Hunt Club LLC), VRN, 3.15%, 11/1/43	280,000	282,591
		4,443,530
South Dakota — 0.4%
South Dakota Health & Educational Facilities Authority Rev., (Presbyterian Retirement Village of Rapid City, Inc.), 3.25%, 9/1/30	2,350,000	2,353,158
Tennessee — 1.5%
Hamilton County & Chattanooga Sports Authority Rev., 6.00%, 12/1/55	1,000,000	1,131,480
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/35 (BAM)	320,000	363,533
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/44 (BAM)	380,000	404,428
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.25%, 7/1/49 (BAM)	250,000	263,035
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., (Vanderbilt University), 5.00%, 10/1/54	1,000,000	1,057,637
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment, (Nashville & Davidson County TN South Nashville Central Business Improvement Dis), Capital Appreciation, 0.00%, 6/1/43(1)(5)	2,395,000	1,094,178
Metropolitan Government Nashville & Davidson County Sports Authority Rev., (Metropolitan Government of Nashville & Davidson County TN), 5.25%, 7/1/48 (AG)	1,000,000	1,069,653
Nashville Metropolitan Development & Housing Agency Tax Allocation, (Nashville Metropolitan Development & Housing Agency Fifth + Broadway Redev Area), 5.125%, 6/1/36(1)	225,000	229,909
Shelby County Health & Educational Facilities Board Rev., (Madrone Memphis Student Housing I LLC), 5.25%, 6/1/56(1)	800,000	777,440
Tennergy Corp. Rev., VRN, 5.00%, 10/1/54 (GA: Royal Bank of Canada)	750,000	805,472
Tennessee Energy Acquisition Corp. Rev., 5.00%, 11/1/34 (GA: Massachusetts Mutual Life)	1,500,000	1,662,732
		8,859,497
Texas — 10.5%
Arlington Higher Education Finance Corp. Rev., (BASIS Texas Charter Schools, Inc.), 5.125%, 6/15/40(1)	1,000,000	1,044,240
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	300,000	312,937
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/33 (PSF-GTD)	1,200,000	1,355,748
Austin Special Assessment, (City of Austin TX Whisper Valley Public Improvement District Improvement Area 3), 4.25%, 11/1/32(1)	384,000	389,673
Austin Airport System Rev., 5.00%, 11/15/41	1,000,000	1,079,350
Beaumont Waterworks & Sewer System Rev., 5.00%, 9/1/28 (BAM)	300,000	319,637
Beaumont Waterworks & Sewer System Rev., 5.00%, 9/1/29 (BAM)	235,000	256,132
Beaumont Waterworks & Sewer System Rev., 5.00%, 9/1/30 (BAM)	280,000	311,412
Brooks Development Authority Rev., VRN, 5.00%, 8/15/42(1)	2,000,000	2,060,187
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/27	655,000	670,113
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	250,000	262,310
Central Texas Regional Mobility Authority Rev., 4.00%, 1/1/51	1,290,000	1,165,403
Central Texas Turnpike System Rev., VRN, 5.00%, 8/15/42	1,500,000	1,639,392
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/42 (PSF-GTD)	465,000	465,481
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/40	250,000	282,451
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/47	1,000,000	1,054,194
Dallas Fort Worth International Airport Rev., VRN, 5.00%, 11/1/50	2,000,000	2,242,132
Dallas Housing Finance Corp. Rev., (Illinois 2024 Ltd.), Series 2025-17FN, Class PT, 5.00%, 3/1/44 (FNMA)	300,000	324,561
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/47	250,000	266,384
Deer Park Independent School District GO, 4.00%, 8/15/43 (PSF-GTD)	2,420,000	2,425,580
Forney Independent School District GO, Capital Appreciation, 0.00%, 8/15/53 (BAM)(5)	2,000,000	518,047
Fort Bend Independent School District GO, 4.00%, 8/15/35 (PSF-GTD)	1,000,000	1,057,279
Fort Bend Independent School District GO, VRN, 4.00%, 8/1/54 (PSF-GTD)	1,400,000	1,430,741
Fort Bend Toll Road Rev., 5.00%, 3/1/39 (AG)	450,000	505,365
Fourth Ward Redevelopment Authority Tax Allocation, 5.00%, 9/1/34 (AG)	250,000	286,738
Fourth Ward Redevelopment Authority Tax Allocation, 5.00%, 9/1/35 (AG)	365,000	417,154
Fourth Ward Redevelopment Authority Tax Allocation, 5.00%, 9/1/36 (AG)	285,000	323,450
33

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
Fourth Ward Redevelopment Authority Tax Allocation, 5.00%, 9/1/37 (AG)	$210,000	$237,301
Galveston Wharves & Terminal Rev., 5.50%, 8/1/40	1,020,000	1,123,569
Harris County Cultural Education Facilities Finance Corp. Rev., (Houston Methodist Hospital Obligated Group), 5.00%, 12/1/29	675,000	740,753
Harris Toll Road Rev., 5.00%, 8/15/34	1,330,000	1,548,736
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/31 (AG)	360,000	400,899
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/33 (AG)	345,000	392,762
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/34 (AG)	300,000	345,298
Houston GO, 5.25%, 3/1/40	655,000	735,706
Houston Airport System Rev., (United Airlines, Inc.), 5.50%, 7/15/36	1,250,000	1,374,947
Houston Airport System Rev., (United Airlines, Inc.), 5.50%, 7/15/38	430,000	473,220
Houston Airport System Rev., (United Airlines, Inc.), 4.00%, 7/15/41	500,000	473,271
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	200,000	161,167
Lower Colorado River Authority Rev., VRN, 5.00%, 5/15/45	365,000	410,888
Mesquite Housing Finance Corp. Rev., (Wooded Lake Apartments Ltd.), 4.53%, 2/1/44 (FNMA)	900,000	926,496
Mission Economic Development Corp. Rev., (Graphic Packaging International LLC), VRN, 5.00%, 12/1/64	1,000,000	1,048,580
New Hope Cultural Education Facilities Finance Corp. Rev., (Bella Vida Forefront Living Obligated Group), 4.25%, 10/1/30	315,000	315,417
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/36	250,000	288,476
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/37	450,000	514,613
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/38	200,000	226,860
North Texas Tollway Authority Rev., 4.00%, 1/1/33	245,000	247,391
North Texas Tollway Authority Rev., 5.00%, 1/1/43	380,000	392,665
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/27	1,175,000	1,203,383
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/38 (AG)(5)	1,000,000	672,764
Northside Independent School District GO, 5.00%, 8/15/35 (PSF-GTD)	1,000,000	1,178,743
Permanent University Fund - University of Texas System Rev., 5.00%, 7/1/40	1,000,000	1,124,453
Pflugerville Special Assessment, (City of Pflugerville TX Meadowlark Preserve Public Improvement District), 4.25%, 9/1/33(1)	425,000	432,974
Pflugerville Special Assessment, (City of Pflugerville TX Meadowlark Preserve Public Improvement District), 5.125%, 9/1/45(1)	175,000	176,779
Round Rock Independent School District GO, VRN, 5.00%, 8/1/44 (PSF-GTD)	1,350,000	1,502,378
San Antonio Electric & Gas Systems Rev., 5.25%, 2/1/43	1,250,000	1,409,301
San Antonio Electric & Gas Systems Rev., VRN, 2.90%, 2/1/55	375,000	375,700
San Antonio Electric & Gas Systems Rev., VRN, 3.08%, 2/1/55	750,000	759,211
Southeast Regional Management District GO, 4.25%, 4/1/46 (AG)	1,500,000	1,469,820
State of Texas GO, 5.00%, 8/1/40	815,000	816,308
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), 5.00%, 11/15/44	250,000	274,732
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), 5.00%, 11/15/45	250,000	271,918
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), VRN, 5.00%, 11/15/52	160,000	160,841
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Cumberland Rest, Inc. Obligated Group), 5.00%, 10/1/28	430,000	451,141
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Cumberland Rest, Inc. Obligated Group), 5.00%, 10/1/29	455,000	485,248
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Methodist Hospitals of Dallas Obligated Group), 4.00%, 10/1/42	665,000	668,295
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), VRN, 5.00%, 11/15/64	780,000	881,390
Tarrant County Hospital District GO, 4.25%, 8/15/48	500,000	489,390
Texas Municipal Gas Acquisition & Supply Corp. V Rev., VRN, 5.00%, 1/1/55 (GA: Bank of America Corp.)	1,650,000	1,806,696
34

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
Texas Municipal Power Agency Rev., 5.50%, 9/1/50 (BAM)	$400,000	$432,143
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/37	505,000	510,317
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/38	1,300,000	1,310,857
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners LLC), 5.50%, 12/31/58	875,000	908,699
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 10/15/42	1,000,000	1,025,898
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/38	500,000	570,743
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/43	610,000	614,968
Texas Water Development Board Rev., (Texas Water Development Board State Revolving Fund), 4.00%, 8/1/34	815,000	860,804
Texas Water Development Board Rev., (Texas Water Development Board State Revolving Fund), 5.00%, 8/1/41	1,000,000	1,101,040
Viridian Municipal Management District GO, 4.00%, 12/1/33 (BAM)	630,000	659,307
Williamson County GO, 5.00%, 2/15/31	1,000,000	1,128,480
		60,579,827
Utah — 1.6%
Downtown Revitalization Public Infrastructure District Rev., (City of Salt Lake City UT Revitalization Sales Tax), 5.00%, 6/1/36 (AG)	585,000	634,632
Downtown Revitalization Public Infrastructure District Rev., (City of Salt Lake City UT Revitalization Sales Tax), 5.00%, 6/1/37 (AG)	585,000	631,991
Point Phase 1 Public Infrastructure District No. 1 Rev., 5.875%, 3/1/45	500,000	524,772
Point Phase 1 Public Infrastructure District No. 1 Rev., 6.125%, 3/1/55	500,000	522,345
Point Phase 1 Public Infrastructure District No. 1 Rev., Capital Appreciation, VRN, 0.00%, 3/1/55	500,000	409,419
Salt Lake City Airport Rev., 5.00%, 7/1/26	300,000	302,545
South Salt Lake Redevelopment Agency Tax Allocation, 6.25%, 4/15/46(1)	890,000	911,915
Southern Utah Valley Power Systems Rev., 5.00%, 7/15/26 (BAM)	500,000	504,787
UIPA Crossroads Public Infrastructure District Tax Allocation, (UIPA Crossroads Public Infrastructure District AJL Project Area), 4.375%, 6/1/52(1)	750,000	698,159
University of Utah Rev., 5.00%, 8/1/46	1,120,000	1,177,227
Utah Housing Corp. Rev., (Promontory Place LLC), 4.69%, 2/1/45 (FNMA)	890,000	942,975
Utah Housing Corp. Rev., (Roers Salt Lake City Apartments Owner III LLC), 5.00%, 11/1/43 (FNMA)	785,000	852,331
Utah State University Rev., (Utah State University Research), 4.00%, 12/1/42 (AG)	1,215,000	1,224,073
		9,337,171
Virginia — 1.1%
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/32	1,200,000	1,378,097
Fairfax County Sewer Rev., 5.00%, 7/15/46	1,000,000	1,055,173
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	600,000	599,961
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	100,000	101,342
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	200,000	200,482
Prince William County Service Authority Rev., 5.00%, 7/15/39	545,000	636,619
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.375%, 9/1/29	595,000	601,361
Virginia Small Business Financing Authority Rev., (95 Express Lanes LLC), 4.00%, 1/1/39	1,095,000	1,100,899
Virginia Small Business Financing Authority Rev., (Mary Washington Healthcare Obligated Group), VRN, 5.00%, 6/15/60	525,000	601,749
		6,275,683
Washington — 2.9%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/37	500,000	563,484
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	2,000,000	2,293,968
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/40	875,000	960,465
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/43	500,000	541,248
Grays Harbor County Public Hospital District No. 1 Rev., 6.875%, 12/1/53	500,000	551,400
Jefferson County Public Hospital District No. 2 Rev., 6.875%, 12/1/53	1,000,000	1,045,175
King County Housing Authority Rev., 5.375%, 7/1/45	1,040,000	1,105,287
King County School District No. 411 Issaquah GO, 4.00%, 12/1/33 (SCH BD GTY)	1,185,000	1,256,445
King County Sewer Rev., 5.00%, 1/1/49	800,000	848,465
35

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
Seattle Municipal Light & Power Rev., 5.00%, 2/1/39	$500,000	$582,685
Seattle Municipal Light & Power Rev., 5.00%, 3/1/48	1,000,000	1,053,849
State of Washington GO, 5.00%, 8/1/38	1,000,000	1,156,102
State of Washington GO, 5.00%, 6/1/45	1,000,000	1,062,536
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 8/1/44	880,000	825,310
Washington State Housing Finance Commission Rev., (Horizon House Obligated Group), 4.375%, 1/1/33	1,070,000	1,074,359
Washington State Housing Finance Commission Rev., (Provident Group - SH II Properties LLC), 5.25%, 7/1/55 (BAM)(1)	2,000,000	2,056,576
		16,977,354
West Virginia — 0.8%
Ohio County Special District Excise Tax Rev., (Fort Henry Economic Opportunity Development District Excise Tax), 5.00%, 6/1/37 (AG)	975,000	1,092,557
Ohio County Special District Excise Tax Rev., (Fort Henry Economic Opportunity Development District Excise Tax), 5.00%, 6/1/40 (AG)	525,000	576,298
West Virginia Economic Development Authority Rev., (Commercial Metals Co.), VRN, 4.625%, 4/15/55	400,000	411,999
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.50%, 9/1/48 (AG)	1,750,000	1,874,544
West Virginia Parkways Authority Rev., 5.00%, 6/1/47	600,000	627,623
		4,583,021
Wisconsin — 3.6%
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.50%, 12/1/44	5,715,000	6,132,871
Public Finance Authority Rev., (Air Cargo Obligated Group), 5.50%, 7/1/43	375,000	390,806
Public Finance Authority Rev., (Air Cargo Obligated Group), 5.25%, 7/1/53	1,295,000	1,265,212
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	75,000	70,882
Public Finance Authority Rev., (Campus Real Estate Holding Corp. LLC), 5.25%, 6/1/45	330,000	338,475
Public Finance Authority Rev., (CHF - Manoa LLC), 5.25%, 7/1/38(1)	630,000	656,071
Public Finance Authority Rev., (CHF - Manoa LLC), 5.75%, 7/1/53(1)	920,000	918,454
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AG)	75,000	78,753
Public Finance Authority Rev., (Duke Energy Progress LLC), VRN, 3.30%, 10/1/46	735,000	737,474
Public Finance Authority Rev., (Foothill Elliot Baymeadows LLC), VRN, 4.50%, 7/1/67 (FHLMC)	750,000	799,376
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.00%, 6/15/32	350,000	387,996
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.00%, 6/15/34	280,000	313,369
Public Finance Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/33(1)	455,000	459,787
Public Finance Authority Rev., (Pinecrest Academy of Nevada), 4.25%, 7/15/44(1)	600,000	561,373
Public Finance Authority Rev., (Puerto Rico Tollroads LLC), 5.50%, 7/1/44	1,500,000	1,586,732
Public Finance Authority Rev., (Puerto Rico Tollroads LLC), 5.75%, 7/1/49	645,000	680,955
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/52(1)	250,000	202,207
Public Finance Authority Rev., (SR 400 Peach Partners LLC), 5.75%, 12/31/65	2,000,000	2,093,797
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 4.00%, 7/1/61(1)	225,000	161,545
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 5.25%, 7/1/61(1)	515,000	413,747
Public Finance Authority Rev., (UNC Health Appalachian Obligated Group), 5.00%, 7/1/41	250,000	253,691
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/41	505,000	510,361
Public Finance Authority Tax Allocation, (Southeast Overtown Park West Community Redevelopment Agency), 5.00%, 6/1/41(1)	1,000,000	1,023,550
Public Finance Authority Tax Allocation, (Town of Scarborough Downtown Omnibus Municipal Development & TIF District), 5.00%, 8/1/39	150,000	155,598
Wisconsin Health & Educational Facilities Authority Rev., (Fort Healthcare Inc. Obligated Group), VRN, 5.00%, 10/1/54	350,000	392,887
		20,585,969
TOTAL MUNICIPAL SECURITIES (Cost $560,923,611)		574,309,426
WARRANTS — 0.0%
Ground Transportation — 0.0%
BL Train Holdings West LLC(4) (Cost $—)	10,512	21,024
36

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
BlackRock Liquidity Funds MuniCash (Cost $967,828)	967,739	$967,836
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $561,891,439)		575,298,286
OTHER ASSETS AND LIABILITIES — 0.3%		1,491,541
TOTAL NET ASSETS — 100.0%		$576,789,827

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
HUD	–	Housing and Urban Development
LIQ FAC	–	Liquidity Facilities
MUNIPSA	–	SIFMA Municipal Swap Index
PSF-GTD	–	Permanent School Fund
SCH BD GTY	–	School Bond Guaranty
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
ST AID WITHHLDG	–	State Aid Withholding
ST INTERCEPT	–	State Intercept
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $55,511,061, which represented 9.6% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security is in default.
(4)Non-income producing.
(5)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$574,309,426	—
Warrants	$21,024	—	—
Short-Term Investments	967,836	—	—
	$988,860	$574,309,426	—

37

Schedule of Investments - Diversified Municipal Bond ETF

DERIVATIVE INSTRUMENTS
As of period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended February 28, 2026.

Type of Risk Exposure
Interest Rate
Net realized gain (loss) on:
Futures contract transactions	$(94)
Change in net unrealized appreciation (depreciation) on:
Futures contracts	$455

See Notes to Financial Statements.
38

Schedule of Investments - Multisector Floating Income ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Principal Amount/Shares	Value
COLLATERALIZED LOAN OBLIGATIONS — 37.8%
522 Funding CLO Ltd., Series 2018-3A, Class AR, VRN, 4.97%, (3-month SOFR plus 1.30%), 10/20/31(1)	$17,371	$17,372
ACREC LLC, Series 2025-FL3, Class A, VRN, 4.97%, (1-month SOFR plus 1.31%), 8/18/42(1)	250,000	249,542
Apidos CLO XXIV, Series 2016-24A, Class A1AL, VRN, 4.88%, (3-month SOFR plus 1.21%), 10/20/30(1)	132,784	132,906
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.12%, (1-month SOFR plus 1.46%), 11/15/36(1)	197,234	197,332
AREIT Trust, Series 2022-CRE6, Class A, SEQ, VRN, 4.91%, (30-day average SOFR plus 1.25%), 1/20/37(1)	370,574	370,332
Atlas Senior Loan Fund XVII Ltd., Series 2021-17A, Class B1, VRN, 5.68%, (3-month SOFR plus 2.01%), 10/20/34(1)	750,000	748,560
Battalion CLO XIX Ltd., Series 2021-19A, Class B, VRN, 5.53%, (3-month SOFR plus 1.86%), 4/15/34(1)	720,000	721,080
BSPDF Issuer LLC, Series 2026-FL3, Class AS, VRN, 5.35%, (1-month SOFR plus 1.70%), 9/18/43(1)(2)	500,000	500,000
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 5.92%, (1-month SOFR plus 2.26%), 9/15/35(1)	60,747	60,795
Canyon Capital CLO Ltd., Series 2022-1A, Class B, VRN, 5.52%, (3-month SOFR plus 1.85%), 4/15/35(1)	500,000	500,815
Dryden 60 CLO Ltd., Series 2018-60A, Class A, VRN, 4.98%, (3-month SOFR plus 1.31%), 7/15/31(1)	46,381	46,467
Golub Capital Partners CLO 79B Ltd., Series 2025-79A, Class B, VRN, 5.17%, (3-month SOFR plus 1.50%), 4/20/38(1)	500,000	500,705
KKR CLO 17 Ltd., Series 17, Class BR, VRN, 5.53%, (3-month SOFR plus 1.86%), 4/15/34(1)	510,000	510,821
LCM 35 Ltd., Series 35A, Class BR, VRN, 5.32%, (3-month SOFR plus 1.65%), 10/15/34(1)	1,000,000	1,002,070
LoanCore Issuer Ltd., Series 2022-CRE7, Class A, VRN, 5.21%, (30-day average SOFR plus 1.55%), 1/17/37(1)	82,258	82,197
LoanCore Issuer Ltd., Series 2022-CRE7, Class AS, VRN, 5.66%, (30-day average SOFR plus 2.00%), 1/17/37(1)	250,000	249,160
Magnetite XLVII Ltd., Series 2024-47A, Class C, VRN, 5.52%, (3-month SOFR plus 1.85%), 1/25/38(1)	500,000	501,879
MF1 Ltd., Series 2021-FL7, Class A, VRN, 4.86%, (1-month SOFR plus 1.19%), 10/16/36(1)	115,406	115,863
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, VRN, 5.33%, (3-month SOFR plus 1.66%), 7/25/30(1)	500,000	499,810
Palmer Square Loan Funding Ltd., Series 2025-1A, Class A2, VRN, 4.85%, (3-month SOFR plus 1.20%), 2/15/33(1)	300,000	297,780
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 5.12%, (3-month SOFR plus 1.45%), 10/20/30(1)	25	25
Symphony CLO XXXI Ltd., Series 2022-31A, Class CR, VRN, 5.42%, (3-month SOFR plus 1.75%), 1/22/38(1)	500,000	500,597
Trestles CLO V Ltd., Series 2021-5A, Class D, VRN, 7.03%, (3-month SOFR plus 3.36%), 10/20/34(1)	500,000	499,955
TRTX Issuer Ltd., Series 2022-FL5, Class A, VRN, 5.31%, (1-month SOFR plus 1.65%), 2/15/39(1)	290,469	290,613
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 4.90%, (3-month SOFR plus 1.23%), 4/25/31(1)	3,048	3,050
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $8,604,681)		8,599,726
COMMERCIAL MORTGAGE-BACKED SECURITIES — 20.5%
BX Commercial Mortgage Trust, Series 2021-XL2, Class A, VRN, 4.46%, (1-month SOFR plus 0.80%), 10/15/38(1)	171,326	171,363
BX Commercial Mortgage Trust, Series 2025-JDI, Class A, SEQ, VRN, 5.06%, (1-month SOFR plus 1.40%), 11/15/42(1)	124,488	124,822
BX Commercial Mortgage Trust, Series 2026-CSMO, Class A, SEQ, VRN, 5.07%, (1-month SOFR plus 1.40%), 2/15/42(1)	500,000	500,772
BX Commercial Mortgage Trust, Series 2026-VLT9, Class A, SEQ, VRN, 5.37%, (1-month SOFR plus 1.70%), 3/15/45(1)	500,000	500,331
BX Trust, Series 2025-ROIC, Class C, VRN, 5.20%, (1-month SOFR plus 1.54%), 3/15/30(1)	366,006	365,624
BX Trust, Series 2025-VLT6, Class C, VRN, 5.85%, (1-month SOFR plus 2.19%), 3/15/42(1)	500,000	498,837
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 4.92%, (1-month SOFR plus 1.26%), 11/15/38(1)	575,000	570,271
DBSG Mortgage Trust, Series 2024-SBL, Class A, VRN, 5.54%, (1-month SOFR plus 1.88%), 8/15/34(1)	190,000	190,281
LQR Trust, Series 2025-CALI, Class C, VRN, 5.91%, (1-month SOFR plus 2.25%), 1/15/43	250,000	250,274
MHP Trust, Series 2021-STOR, Class A, VRN, 4.47%, (1-month SOFR plus 0.81%), 7/15/38(1)	100,000	99,955
SHR Trust, Series 2024-LXRY, Class B, VRN, 6.11%, (1-month SOFR plus 2.45%), 10/15/41(1)	375,000	376,525
SREIT Trust, Series 2021-MFP, Class A, VRN, 4.50%, (1-month SOFR plus 0.85%), 11/15/38(1)	517,565	517,593
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, VRN, 6.45%, (1-month SOFR plus 2.79%), 11/15/27(1)	502,978	508,326
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,667,183)		4,674,974
COLLATERALIZED MORTGAGE OBLIGATIONS — 14.0%
U.S. Government Agency Collateralized Mortgage Obligations — 14.0%
FHLMC, Series 2021-DNA7, Class M1, VRN, 4.52%, (30-day average SOFR plus 0.85%), 11/25/41(1)	28,095	28,096
39

Schedule of Investments - Multisector Floating Income ETF

	Principal Amount/Shares	Value
FHLMC, Series 2023-DNA1, Class M1A, VRN, 5.77%, (30-day average SOFR plus 2.10%), 3/25/43(1)	$249,172	$251,929
FHLMC, Series 2023-HQA1, Class M1A, VRN, 5.67%, (30-day average SOFR plus 2.00%), 5/25/43(1)	275,987	278,012
FHLMC, Series 2023-HQA2, Class M1A, VRN, 5.67%, (30-day average SOFR plus 2.00%), 6/25/43(1)	34,625	34,671
FHLMC, Series 4619, Class NF, VRN, 4.17%, (30-day average SOFR plus 0.51%), 3/15/44	351,041	348,999
FNMA, Series 2023-R05, Class 1M1, VRN, 5.57%, (30-day average SOFR plus 1.90%), 6/25/43(1)	275,211	277,627
FNMA, Series 2023-R06, Class 1M1, VRN, 5.37%, (30-day average SOFR plus 1.70%), 7/25/43(1)	35,849	36,003
FNMA, Series 2024-R01, Class 1M1, VRN, 4.72%, (30-day average SOFR plus 1.05%), 1/25/44(1)	271,895	272,052
FNMA, Series 2024-R02, Class 1M1, VRN, 4.77%, (30-day average SOFR plus 1.10%), 2/25/44(1)	223,598	223,644
FNMA, Series 2024-R03, Class 2M1, VRN, 4.82%, (30-day average SOFR plus 1.15%), 3/25/44(1)	62,843	62,856
FNMA, Series 2024-R04, Class 1M1, VRN, 4.77%, (30-day average SOFR plus 1.10%), 5/25/44(1)	40,729	40,748
FNMA, Series 2025-35, Class HF, VRN, 5.37%, (30-day average SOFR plus 1.70%), 5/25/55	808,161	819,218
FNMA, Series 2026-R01, Class 2M2, VRN, 5.02%, (30-day average SOFR plus 1.35%), 1/25/46(1)	500,000	500,826
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,158,125)		3,174,681
ASSET-BACKED SECURITIES — 12.4%
ACM Auto Trust, Series 2025-3A, Class A, SEQ, 5.01%, 1/22/30(1)	386,617	386,348
Avtech Equipment Receivables Funding LLC, Series 2026-1A, Class A, SEQ, 4.55%, 2/15/33(1)	500,000	500,070
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 5.27%, (30-day average SOFR plus 1.60%), 8/25/54(1)	497,065	499,424
Navient Private Education Loan Trust, Series 2015-BA, Class A3, VRN, 5.22%, (1-month SOFR plus 1.56%), 7/16/40(1)	15,477	15,503
Pagaya AI Debt Grantor Trust, Series 2026-1, Class A2, SEQ, 4.74%, 9/15/33(1)	500,000	500,601
RKTL Trust, Series 2026-1A, Class A, SEQ, 4.07%, 2/26/35(1)	500,000	499,978
Service Experts Issuer LLC, Series 2021-1A, Class A, SEQ, 2.67%, 2/2/32(1)	340,118	335,955
Trinity Rail Leasing LLC, Series 2019-2A, Class A1, SEQ, 2.39%, 10/18/49(1)	76,894	76,688
TOTAL ASSET-BACKED SECURITIES (Cost $2,805,152)		2,814,567
U.S. TREASURY SECURITIES — 9.9%
U.S. Treasury Notes, VRN, 3.72%, (3-month USBMMY plus 0.10%), 1/31/27(3) (Cost $2,250,760)	2,250,000	2,250,872
SHORT-TERM INVESTMENTS — 7.3%
Money Market Funds — 7.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $1,667,951)	1,667,951	1,667,951
TOTAL INVESTMENT SECURITIES — 101.9% (Cost $23,153,852)		23,182,771
OTHER ASSETS AND LIABILITIES — (1.9)%		(434,154)
TOTAL NET ASSETS — 100.0%		$22,748,617

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USBMMY	–	U.S. Treasury Bill Money Market Yield
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $17,845,457, which represented 78.4% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $280,187.
40

Schedule of Investments - Multisector Floating Income ETF
FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Collateralized Loan Obligations	—	$8,599,726	—
Commercial Mortgage-Backed Securities	—	4,674,974	—
Collateralized Mortgage Obligations	—	3,174,681	—
Asset-Backed Securities	—	2,814,567	—
U.S. Treasury Securities	—	2,250,872	—
Short-Term Investments	$1,667,951	—	—
	$1,667,951	$21,514,820	—

See Notes to Financial Statements.
41

Schedule of Investments - Multisector Income ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 42.6%
Aerospace and Defense — 0.7%
Boeing Co., 5.71%, 5/1/40	$385,000	$400,758
Carpenter Technology Corp., 5.625%, 3/1/34(1)	195,000	199,081
TransDigm, Inc., 4.625%, 1/15/29	725,000	723,290
		1,323,129
Automobile Components — 0.5%
American Axle & Manufacturing, Inc., 7.75%, 10/15/33(1)	775,000	788,179
Cooper-Standard Automotive, Inc., 9.25%, 3/1/31(1)(2)	290,000	291,005
		1,079,184
Automobiles — 0.6%
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	310,000	334,827
Nissan Motor Acceptance Co. LLC, 6.125%, 9/30/30(1)	830,000	832,411
		1,167,238
Banks — 4.4%
Bank of Montreal, VRN, 7.70%, 5/26/84	1,656,000	1,754,938
Bank of Nova Scotia, VRN, 8.00%, 1/27/84	910,000	974,226
Banque Federative du Credit Mutuel SA, 5.11%, 1/15/36(1)	205,000	207,259
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, VRN, 5.125%, 1/18/33(1)	400,000	398,732
Dresdner Funding Trust I, 8.15%, 6/30/31(1)	697,000	767,436
Fifth Third Bank NA, VRN, 5.33%, 8/25/33	645,000	664,564
FNB Corp., VRN, 5.72%, 12/11/30	477,000	490,663
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	400,000	399,857
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	364,000	380,455
Freedom Mortgage Holdings LLC, 6.875%, 5/1/31(1)	365,000	352,315
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(1)	222,000	214,651
Sumitomo Mitsui Financial Group, Inc., VRN, 5.33%, 3/3/41(2)	215,000	215,999
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	610,000	638,704
Western Alliance Bancorp, VRN, 3.00%, 6/15/31	595,000	588,979
Zions Bancorp NA, 3.25%, 10/29/29	910,000	865,718
		8,914,496
Biotechnology — 0.1%
BioMarin Pharmaceutical, Inc., 5.50%, 2/15/34(1)	210,000	212,000
Building Products — 0.7%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	367,000	364,586
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	755,000	720,794
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)	180,000	185,547
Standard Industries, Inc., 4.375%, 7/15/30(1)	170,000	164,126
		1,435,053
Capital Markets — 3.5%
Ares Strategic Income Fund, 5.70%, 3/15/28	208,000	209,736
Blackstone Private Credit Fund, 5.95%, 7/16/29	468,000	471,690
Blue Owl Capital Corp., 3.40%, 7/15/26	410,000	406,484
Blue Owl Credit Income Corp., 7.75%, 9/16/27	265,000	270,287
Blue Owl Credit Income Corp., 7.75%, 1/15/29	985,000	1,021,992
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(3)	726,000	722,078
Citadel Finance LLC, 5.90%, 2/10/30(1)	433,000	444,441
Citadel Finance LLC, 5.15%, 2/14/31(1)	285,000	283,949
Coinbase Global, Inc., 3.375%, 10/1/28(1)	96,000	91,640
Goldman Sachs BDC, Inc., 5.10%, 1/28/29	196,000	193,439
Goldman Sachs Private Credit Corp., 5.05%, 2/23/28(1)	370,000	367,798
42

Schedule of Investments - Multisector Income ETF

	Principal Amount/Shares	Value
Golub Capital BDC, Inc., 7.05%, 12/5/28	$460,000	$478,896
Golub Capital Private Credit Fund, 5.45%, 8/15/28(1)	410,000	410,012
HPS Corporate Lending Fund, 4.90%, 9/11/28(1)	220,000	217,131
HPS Corporate Lending Fund, 6.25%, 9/30/29	279,000	284,988
Jefferies Financial Group, Inc., 5.50%, 2/15/36	520,000	511,630
North Haven Private Income Fund LLC, 5.125%, 9/25/28(1)	622,000	616,969
		7,003,160
Chemicals — 0.7%
Braskem Netherlands Finance BV, 4.50%, 1/10/28(1)	635,000	288,152
Celanese U.S. Holdings LLC, 7.00%, 2/15/31	640,000	659,569
CompoSecure Holdings LLC, 5.625%, 2/1/33(1)	460,000	457,997
		1,405,718
Commercial Services and Supplies — 0.2%
Williams Scotsman, Inc., 6.625%, 6/15/29(1)	455,000	470,339
Construction and Engineering — 0.0%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	85,000	79,485
Construction Materials — 0.3%
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	494,000	513,835
Consumer Finance — 0.6%
Ally Financial, Inc., 8.00%, 11/1/31	380,000	431,406
Stellantis Financial Services U.S. Corp., 4.95%, 9/15/28(1)	775,000	781,599
		1,213,005
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, 3/31/31(1)	269,000	271,147
Diversified REITs — 3.3%
American Assets Trust LP, 3.375%, 2/1/31	985,000	907,516
Brandywine Operating Partnership LP, 8.875%, 4/12/29	760,000	807,996
Global Net Lease, Inc., 4.50%, 9/30/28(1)	835,000	821,641
GLP Capital LP/GLP Financing II, Inc., 5.625%, 3/1/36(2)	265,000	265,252
Kilroy Realty LP, 4.25%, 8/15/29	615,000	604,545
Kilroy Realty LP, 3.05%, 2/15/30	185,000	172,454
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 2/15/32(1)	560,000	599,762
Piedmont Operating Partnership LP, 6.875%, 7/15/29	124,000	131,853
Piedmont Operating Partnership LP, 5.625%, 1/15/33	755,000	759,068
Trust 2401, 7.70%, 1/23/32(1)	535,000	591,006
Trust Fibra Uno, 4.87%, 1/15/30(1)	464,000	457,098
Vornado Realty LP, 5.75%, 2/1/33	405,000	411,074
		6,529,265
Diversified Telecommunication Services — 1.1%
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	1,357,000	1,418,471
Level 3 Financing, Inc., 7.00%, 3/31/34(1)	769,406	800,416
		2,218,887
Electric Utilities — 1.7%
Comision Federal de Electricidad, 6.05%, 1/28/34(1)	203,000	205,538
DTE Electric Co., 4.85%, 3/1/36	69,000	69,493
DTE Electric Co., 5.55%, 3/1/56	70,000	69,927
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76	501,000	505,598
Empresas Publicas de Medellin ESP, 4.25%, 7/18/29(1)	328,000	310,633
Entergy Louisiana LLC, 4.90%, 4/15/36	68,000	68,112
Hawaiian Electric Co., Inc., 6.00%, 10/1/33(1)	638,000	650,592
Palomino Funding Trust I, 7.23%, 5/17/28(1)	520,000	549,842
VoltaGrid LLC, 7.375%, 11/1/30(1)	484,000	505,616
43

Schedule of Investments - Multisector Income ETF

	Principal Amount/Shares	Value
Xcel Energy, Inc., VRN, 5.75%, 12/3/56(2)	$470,000	$471,173
		3,406,524
Electrical Equipment — 0.0%
WESCO Distribution, Inc., 5.50%, 4/15/34(1)	40,000	40,410
Energy Equipment and Services — 0.1%
Enerflex, Inc., 6.875%, 1/15/31(1)	214,000	221,890
Entertainment — 0.5%
Discovery Global Holdings, Inc., 3.76%, 3/15/27	575,000	567,741
Discovery Global Holdings, Inc., 5.05%, 3/15/42	729,000	513,945
		1,081,686
Financial Services — 1.8%
Antares Holdings LP, 7.95%, 8/11/28(1)	430,000	454,957
Atlas Warehouse Lending Co. LP, 4.625%, 11/15/28(1)	620,000	620,212
Essent Group Ltd., 6.25%, 7/1/29	665,000	700,069
NMI Holdings, Inc., 6.00%, 8/15/29	553,000	574,174
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	667,000	686,169
Rocket Cos., Inc., 6.125%, 8/1/30(1)	315,000	323,354
Rocket Cos., Inc., 6.375%, 8/1/33(1)	155,000	160,389
UWM Holdings LLC, 6.25%, 3/15/31(1)	155,000	149,865
		3,669,189
Food Products — 0.1%
MARB BondCo PLC, 3.95%, 1/29/31(1)	274,000	250,100
Gas Utilities — 0.1%
Grupo Energia Bogota SA ESP, 5.75%, 10/22/35(1)	200,000	196,825
Ground Transportation — 0.5%
Fedex Freight Holding Co., Inc., 4.65%, 3/15/31(1)	461,000	463,707
RXO, Inc., 6.375%, 5/15/31(1)	580,000	566,043
		1,029,750
Health Care Equipment and Supplies — 0.5%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	1,035,000	1,069,385
Health Care Providers and Services — 0.8%
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	635,000	622,482
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	715,000	656,575
CVS Health Corp., VRN, 7.00%, 3/10/55	249,000	262,050
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	157,000	157,006
		1,698,113
Hotel & Resort REITs — 0.2%
Service Properties Trust, 0.00%, 9/30/27(1)(4)	351,000	320,580
Hotels, Restaurants and Leisure — 1.1%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(3)	805,000	788,105
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	172,000	176,430
Carnival Corp., 6.125%, 2/15/33(1)	697,000	721,998
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	280,000	287,322
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	264,000	273,542
		2,247,397
Household Durables — 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.875%, 8/1/33(1)	559,000	564,721
Taylor Morrison Communities, Inc., 5.75%, 11/15/32(1)	66,000	68,249
TopBuild Corp., 3.625%, 3/15/29(1)	590,000	571,441
		1,204,411
Independent Power and Renewable Electricity Producers — 0.2%
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28(1)	476,000	486,136
44

Schedule of Investments - Multisector Income ETF

	Principal Amount/Shares	Value
Insurance — 0.9%
Asurion LLC & Asurion Co-Issuer, Inc., 8.00%, 12/31/32(1)	$290,000	$304,839
F&G Annuities & Life, Inc., 6.50%, 6/4/29	309,000	318,273
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	601,000	591,922
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)	658,000	653,181
		1,868,215
Interactive Media and Services — 1.0%
Alphabet, Inc., 4.40%, 2/15/33	695,000	701,330
Meta Platforms, Inc., 4.60%, 11/15/32	865,000	879,755
Meta Platforms, Inc., 4.875%, 11/15/35	405,000	409,187
		1,990,272
IT Services — 0.2%
CoreWeave, Inc., 9.25%, 6/1/30(1)	354,000	347,093
Machinery — 0.7%
Allison Transmission, Inc., 5.875%, 12/1/33(1)	690,000	705,018
Chart Industries, Inc., 7.50%, 1/1/30(1)	230,000	239,214
Chart Industries, Inc., 9.50%, 1/1/31(1)	364,000	383,180
		1,327,412
Marine Transportation — 0.1%
Yinson Bergenia Production BV, 8.50%, 1/31/45(1)	106,563	113,286
Media — 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	77,000	77,106
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	490,000	474,047
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31(1)(3)	655,000	676,221
Cox Communications, Inc., 5.70%, 6/15/33(1)	486,000	494,240
Discovery Communications LLC, 3.95%, 3/20/28	439,000	423,635
Discovery Communications LLC, 4.125%, 5/15/29	550,000	542,798
Gray Media, Inc., 7.25%, 8/15/33(1)	410,000	423,658
Nexstar Media, Inc., 4.75%, 11/1/28(1)	690,000	687,030
Omnicom Group, Inc., 5.00%, 6/2/33(2)	214,000	214,133
Paramount Global, 4.375%, 3/15/43	456,000	287,841
Paramount Global, VRN, 6.25%, 2/28/57	310,000	242,668
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	520,000	507,977
TEGNA, Inc., 4.625%, 3/15/28	565,000	563,852
Univision Communications, Inc., 7.375%, 6/30/30(1)	651,000	651,549
		6,266,755
Metals and Mining — 0.6%
Cleveland-Cliffs, Inc., 7.50%, 9/15/31(1)	121,000	126,388
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)	384,000	394,393
Commercial Metals Co., 5.75%, 11/15/33(1)	565,000	576,803
		1,097,584
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	432,000	428,072
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	1,150,000	1,213,499
		1,641,571
Multi-Utilities — 0.5%
Sempra, VRN, 4.125%, 4/1/52	982,000	969,978
Oil, Gas and Consumable Fuels — 3.5%
Antero Resources Corp., 5.40%, 2/1/36	330,000	330,543
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	400,000	417,793
Ecopetrol SA, 7.75%, 2/1/32	430,000	439,127
Enbridge, Inc., VRN, 6.00%, 1/15/77	750,000	756,171
45

Schedule of Investments - Multisector Income ETF

	Principal Amount/Shares	Value
Expand Energy Corp., 6.75%, 4/15/29(1)	$228,000	$228,666
Expand Energy Corp., 5.375%, 3/15/30	785,000	797,050
Matador Resources Co., 6.50%, 4/15/32(1)	776,000	792,913
Occidental Petroleum Corp., 6.20%, 3/15/40	105,000	109,512
Occidental Petroleum Corp., 4.20%, 3/15/48	130,000	100,958
Ovintiv, Inc., 7.20%, 11/1/31	327,000	366,296
Ovintiv, Inc., 7.375%, 11/1/31	243,000	274,842
Ovintiv, Inc., 7.10%, 7/15/53	305,000	340,606
Petroleos Mexicanos, 5.95%, 1/28/31	922,000	904,142
Sunoco LP, 7.00%, 5/1/29(1)	568,000	589,354
Venture Global Plaquemines LNG LLC, 6.125%, 12/15/30(1)	545,000	566,415
		7,014,388
Passenger Airlines — 0.7%
American Airlines, Inc., 7.25%, 2/15/28(1)	442,000	450,729
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	15	15
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)	410,000	417,032
United Airlines Holdings, Inc., 5.375%, 3/1/31	455,000	464,468
		1,332,244
Personal Care Products — 0.5%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 5.60%, 1/15/31(1)	945,000	948,537
Pharmaceuticals — 0.4%
1261229 BC Ltd., 10.00%, 4/15/32(1)	245,000	253,577
Royalty Pharma PLC, 4.45%, 3/25/31	610,000	613,992
		867,569
Real Estate Management and Development — 0.5%
Arbor Realty SR, Inc., 8.50%, 12/15/28(1)(3)	270,000	262,905
Forestar Group, Inc., 6.50%, 3/15/33(1)	640,000	655,741
		918,646
Semiconductors and Semiconductor Equipment — 0.4%
Foundry JV Holdco LLC, 6.25%, 1/25/35(1)	145,000	156,277
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	200,000	213,761
Micron Technology, Inc., 5.30%, 1/15/31	324,000	340,365
		710,403
Software — 1.2%
AppLovin Corp., 5.375%, 12/1/31	445,000	458,782
Oracle Corp., 4.45%, 9/26/30	325,000	318,844
Oracle Corp., 4.95%, 2/4/31	290,000	289,490
Oracle Corp., 4.80%, 9/26/32	529,000	517,106
Oracle Corp., 5.35%, 5/4/33	395,000	396,451
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	480,000	489,666
		2,470,339
Specialized REITs — 0.5%
SBA Communications Corp., 3.125%, 2/1/29	1,019,000	980,325
Specialty Retail — 1.0%
Advance Auto Parts, Inc., 7.00%, 8/1/30(1)	84,000	86,232
Advance Auto Parts, Inc., 7.375%, 8/1/33(1)	645,000	661,447
PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32(1)	610,000	617,704
Wayfair LLC, 6.75%, 11/15/32(1)	635,000	647,678
		2,013,061
Trading Companies and Distributors — 0.4%
Herc Holdings, Inc., 7.25%, 6/15/33(1)	765,000	809,153
46

Schedule of Investments - Multisector Income ETF

		Principal Amount/Shares	Value
Wireless Telecommunication Services — 0.6%
T-Mobile USA, Inc., 6.70%, 12/15/33		$1,081,000	$1,223,785
TOTAL CORPORATE BONDS (Cost $84,762,493)			85,668,953
ASSET-BACKED SECURITIES — 15.1%
ACM Auto Trust, Series 2025-2A, Class A, SEQ, 5.55%, 6/20/28(1)		464,955	465,708
ACM Auto Trust, Series 2025-2A, Class B, 7.25%, 2/20/32(1)		439,000	443,923
ACM Auto Trust, Series 2025-3A, Class B, 6.08%, 7/20/32(1)		644,000	644,399
ACM Auto Trust, Series 2025-4A, Class A, SEQ, 5.87%, 5/20/30(1)		350,662	352,300
Aligned Data Centers Issuer LLC, Series 2023-1A, Class A2, SEQ, 6.00%, 8/17/48(1)		616,000	619,120
Aqua Finance Issuer Trust, Series 2025-B, Class D, 6.16%, 5/17/51(1)		408,000	416,553
Avant Loans Funding Trust, Series 2026-REV1, Class D, 5.56%, 5/15/36(1)		573,000	572,858
Barclays Mortgage Loan Trust, Series 2026-CES1, Class A2, 5.15%, 1/25/56(1)		817,000	816,999
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.45%, 7/15/46(1)		312,878	302,171
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)		73,341	72,996
Centersquare Issuer LLC, Series 2025-3A, Class A2, SEQ, 5.00%, 8/25/55(1)		754,706	736,361
Cherry Securitization Trust, Series 2025-1A, Class B, 6.53%, 11/15/32(1)		800,000	816,299
CLI Funding VIII LLC, Series 2022-1A, Class B, 3.12%, 1/18/47(1)		662,806	612,097
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	350,000	252,905
Compass Datacenters Issuer III LLC, Series 2026-1A, Class A23, SEQ, 5.44%, 2/25/56(1)		$747,437	747,437
Concord Music Royalties LLC, Series 2025-1A, Class A2, SEQ, 5.51%, 7/20/75(1)		570,000	577,653
Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, SEQ, 6.19%, 10/15/30(1)		202,735	203,243
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)		350,000	346,107
DataBank Issuer, Series 2026-1A, Class A2, SEQ, 5.81%, 2/25/56(1)		687,000	696,481
DataBank Issuer LLC, Series 2023-1A, Class A2, SEQ, 5.12%, 2/25/53(1)		678,000	678,353
Diamond Issuer LLC, Series 2021-1A, Class A, SEQ, 2.31%, 11/20/51(1)		691,000	670,991
EDI ABS Issuer 1 LLC, Series 2025-1A, Class B, 4.55%, 7/25/55(1)		306,000	290,584
FinBe USA Trust, Series 2025-1A, Class B, 6.60%, 12/16/30(1)		667,000	669,415
FIP Master Funding LLC, Series 2026-1A, Class A5, SEQ, 5.39%, 3/15/56(1)(2)		671,976	671,858
Flexential Issuer LLC, Series 2025-1A, Class A2, SEQ, 6.03%, 10/25/60(1)		445,000	453,288
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A, SEQ, 1.93%, 7/20/48(1)		254,916	211,416
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 5.27%, (30-day average SOFR plus 1.60%), 8/25/54(1)		307,010	308,468
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38(1)		181,825	187,641
JP Morgan Mortgage Trust, Series 2025-CES7, Class A1A, 5.06%, 4/25/56(1)		897,353	902,836
Kobalt Music Assets LP, Series 2024-1A, Class A2, SEQ, 6.625%, 4/7/64(1)		318,000	323,159
Lightpath Fiber Issuer LLC, Series 2026-1A, Class A2, SEQ, 5.60%, 3/25/56(1)(2)		597,438	597,421
LMRK Issuer Co. 2 LLC, Series 2025-1A, Class A, SEQ, 5.52%, 9/15/55(1)		611,000	623,697
Luxury Lease Partners Auto Lease Trust, Series 2025-A, Class A, SEQ, 5.51%, 3/15/32(1)		357,380	358,703
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)		639,986	649,715
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, SEQ, 5.60%, 9/20/65(1)		299,151	303,663
M&T Bank RV Trust, Series 2026-1A, Class A, SEQ, 4.35%, 1/15/46(1)		1,080,000	1,091,602
MACH 1 Cayman Ltd., Series 2019-1, Class A, SEQ, 3.47%, 10/15/39(1)		63,655	63,130
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41%, 9/15/31(1)		544,000	545,780
Mosaic Solar Loan Trust, Series 2021-3A, Class B, 1.92%, 6/20/52(1)		647,349	478,648
Mosaic Solar Loan Trust, Series 2023-2A, Class A, SEQ, 5.36%, 9/22/53(1)		212,885	207,627
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)		750,000	494,354
NP SPE IX LP, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)		24,477	24,269
Oportun Issuance Trust, Series 2026-A, Class D, 6.28%, 1/9/34(1)		742,000	748,764
Pawneee Equipment Receivables LLC, Series 2022-1, Class D, 7.23%, 7/17/28(1)		428,000	431,682
Purchasing Power Funding LLC, Series 2026-A, Class D, 5.40%, 8/15/30(1)		733,000	732,923
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)		128,299	130,272
RCKT Mortgage Trust, Series 2024-CES4, Class A3, SEQ, 6.67%, 6/25/44(1)		850,000	864,942
47

Schedule of Investments - Multisector Income ETF

	Principal Amount/Shares	Value
RCKT Trust, Series 2025-1A, Class D, 5.42%, 7/25/34(1)	$286,000	$288,924
Regional Management Issuance Trust, Series 2025-1, Class B, 5.53%, 4/17/34(1)	300,000	303,407
RNL PH Owner LLC, Series 2026-1A, Class C, 5.59%, 3/20/56(1)(2)	667,117	666,929
Scalelogix ABS U.S. Issuer LLC, Series 2025-1A, Class B, 6.16%, 7/25/55(1)	562,000	570,216
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)	504,000	518,634
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)	352,800	339,621
Stack Infrastructure Issuer LLC, Series 2026-1A, Class A2, SEQ, 5.00%, 3/25/56(1)(2)	649,721	636,878
Subway Funding LLC, Series 2024-1A, Class A2I, SEQ, 6.03%, 7/30/54(1)	938,125	949,322
United Auto Credit Securitization Trust, Series 2026-1, Class D, 5.65%, 7/10/31(1)	583,000	587,262
Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55(1)	625,963	644,768
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.87%, 5/15/54(1)	475,000	490,220
Vertical Bridge CC LLC, Series 2025-1A, Class C, 7.45%, 8/16/55(1)	526,972	542,007
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54(1)	360,740	366,750
TOTAL ASSET-BACKED SECURITIES (Cost $30,183,755)		30,315,749
U.S. TREASURY SECURITIES — 12.4%
U.S. Treasury Bonds, 4.625%, 11/15/55	2,480,000	2,476,319
U.S. Treasury Notes, 4.625%, 9/15/26(5)	475,000	477,427
U.S. Treasury Notes, 1.625%, 10/31/26(5)	438,000	432,283
U.S. Treasury Notes, 4.375%, 12/31/29(5)	660,000	681,759
U.S. Treasury Notes, 3.625%, 8/31/30	300,000	301,582
U.S. Treasury Notes, 3.625%, 9/30/30	200,000	201,055
U.S. Treasury Notes, 3.50%, 11/30/30	10,400,000	10,395,938
U.S. Treasury Notes, 3.625%, 12/31/30	1,000,000	1,004,766
U.S. Treasury Notes, 3.75%, 1/31/31	2,465,000	2,490,420
U.S. Treasury Notes, 3.875%, 12/31/32	6,300,000	6,363,000
TOTAL U.S. TREASURY SECURITIES (Cost $24,544,362)		24,824,549
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.9%
Private Sponsor Collateralized Mortgage Obligations — 7.1%
Angel Oak Mortgage Trust, Series 2020-5, Class A2, SEQ, VRN, 1.58%, 5/25/65(1)	199,613	194,011
Angel Oak Mortgage Trust, Series 2021-5, Class A1, VRN, 0.95%, 7/25/66(1)	355,690	314,932
Barclays Mortgage Loan Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 12/25/65(1)	922,000	921,984
BRAVO Residential Funding Trust, Series 2025-SR1, Class A1, SEQ, 3.00%, 3/25/45(1)	609,742	591,029
Chase Home Lending Mortgage Trust, Series 2024-2, Class A6A, SEQ, VRN, 6.00%, 2/25/55(1)	411,018	413,006
Chase Home Lending Mortgage Trust, Series 2024-6, Class A9A, VRN, 6.00%, 5/25/55(1)	241,196	244,349
Chase Home Lending Mortgage Trust, Series 2024-7, Class A4, VRN, 6.00%, 6/25/55(1)	474,841	478,171
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	240,494	241,251
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	52,788	52,701
Citigroup Mortgage Loan Trust, Inc., Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)	395,203	396,600
Citigroup Mortgage Loan Trust, Inc., Series 2025-2, Class A10, VRN, 6.00%, 2/25/55(1)	752,282	760,839
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, VRN, 1.19%, 8/25/66(1)	198,734	178,898
Ellington Financial Mortgage Trust, Series 2024-CES1, Class A2, 5.80%, 1/26/60(1)	406,000	412,512
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(1)	238,678	239,739
HOMES Trust, Series 2025-NQM3, Class A1, VRN, 5.63%, 2/25/70(1)	954,872	966,405
JP Morgan Mortgage Trust, Series 2023-6, Class A4, SEQ, VRN, 6.00%, 12/26/53(1)	330,804	336,114
JP Morgan Mortgage Trust, Series 2023-7, Class A4A, SEQ, VRN, 5.50%, 2/25/54(1)	797,044	802,988
JP Morgan Mortgage Trust, Series 2023-8, Class A4, SEQ, VRN, 6.00%, 2/25/54(1)	592,583	601,390
JP Morgan Mortgage Trust, Series 2024-1, Class A4, SEQ, VRN, 6.00%, 6/25/54(1)	285,750	287,312
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	276,516	277,958
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	228,253	228,394
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)	39,457	39,408
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	278,607	281,047
48

Schedule of Investments - Multisector Income ETF

	Principal Amount/Shares	Value
JP Morgan Mortgage Trust, Series 2025-11, Class A4, SEQ, VRN, 5.50%, 5/25/56(1)	$631,549	$639,694
JP Morgan Mortgage Trust, Series 2025-5MPR, Class A3, 6.16%, 11/25/55(1)	472,782	480,024
OBX Trust, Series 2025-NQM21, Class A1B, 4.99%, 10/25/65(1)	145,875	146,603
PMT Loan Trust, Series 2025-J3, Class A8, VRN, 5.50%, 11/27/56(1)	713,338	721,175
PMT Loan Trust, Series 2025-J5, Class A5, VRN, 5.50%, 1/25/57(1)	629,407	636,564
Provident Funding Mortgage Trust, Series 2024-1, Class A2, VRN, 5.50%, 12/25/54(1)	678,592	686,302
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	75,442	75,503
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	79,963	79,973
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	162,232	163,011
Sequoia Mortgage Trust, Series 2025-12, Class A4, SEQ, VRN, 5.50%, 12/25/55(1)	900,522	908,624
Sequoia Mortgage Trust, Series 2025-6, Class A5, SEQ, VRN, 5.50%, 7/25/55(1)	463,715	470,075
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 7.07%, (30-day average SOFR plus 3.40%), 11/25/33(1)	102,851	103,668
		14,372,254
U.S. Government Agency Collateralized Mortgage Obligations — 0.8%
FHLMC, Series 2022-DNA6, Class M1A, VRN, 5.82%, (30-day average SOFR plus 2.15%), 9/25/42(1)	38,188	38,342
FHLMC, Series 2023-HQA2, Class M1A, VRN, 5.67%, (30-day average SOFR plus 2.00%), 6/25/43(1)	30,124	30,164
FHLMC, Series 377, Class C4, IO, 2.00%, 1/25/51	3,982,630	527,146
FNMA, Series 2022-R09, Class 2M1, VRN, 6.17%, (30-day average SOFR plus 2.50%), 9/25/42(1)	122,193	123,517
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	3,920,445	499,359
FNMA, Series 2024-R01, Class 1M1, VRN, 4.72%, (30-day average SOFR plus 1.05%), 1/25/44(1)	344,401	344,600
		1,563,128
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,706,383)		15,935,382
CONVERTIBLE PREFERRED SECURITIES — 6.4%
Banks — 5.8%
Australia & New Zealand Banking Group Ltd., 6.75%(1)	294,000	296,617
Banco Bilbao Vizcaya Argentaria SA, 6.125%	800,000	810,183
Banco Mercantil del Norte SA, 5.875%(1)	130,000	129,947
Banco Santander SA, 4.75%	800,000	799,720
Barclays PLC, 8.00%	617,000	658,408
BNP Paribas SA, 8.50%(1)	1,120,000	1,198,074
Commerzbank AG, 7.50%	200,000	212,311
Danske Bank AS, 4.375%	1,029,000	1,028,146
HSBC Holdings PLC, 6.50%	646,000	660,396
HSBC Holdings PLC, 6.875%	400,000	416,553
ING Groep NV, 4.875%	743,000	725,282
ING Groep NV, 7.50%	400,000	416,853
Lloyds Banking Group PLC, 8.00%	618,000	671,778
Skandinaviska Enskilda Banken AB, 6.875%	1,000,000	1,022,789
Societe Generale SA, 6.75%(1)	200,000	203,532
Societe Generale SA, 9.375%(1)	785,000	837,075
Standard Chartered PLC, 7.75%(1)	221,000	230,046
Svenska Handelsbanken AB, 4.375%	200,000	198,501
Swedbank AB, 7.625%	1,000,000	1,049,962
		11,566,173
Capital Markets — 0.6%
UBS Group AG, 9.25%(1)	1,175,000	1,281,703
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $12,634,922)		12,847,876
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.8%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	$145,000	121,460
Bank, Series 2020-BN26, Class D, 2.50%, 3/15/63(1)	991,000	748,783
BBCMS Mortgage Trust, Series 2019-C4, Class D, 3.25%, 8/15/52(1)	194,000	127,756
49

Schedule of Investments - Multisector Income ETF

	Principal Amount/Shares	Value
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)	$363,000	$281,375
Benchmark Mortgage Trust, Series 2021-B31, Class D, 2.25%, 12/15/54(1)	155,000	106,023
Benchmark Mortgage Trust, Series 2024-V8, Class D, 4.00%, 7/15/57(1)	677,000	613,492
BPR Commercial Mortgage Trust, Series 2025-STAR, Class B, VRN, 5.56%, 11/5/42(1)	606,000	626,620
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.55%, 3/11/44(1)	400,000	376,427
BX Trust, Series 2025-ARIA, Class B, VRN, 5.18%, 12/13/42(1)	795,000	814,993
Citigroup Commercial Mortgage Trust, Series 2020-555, Class E, VRN, 3.50%, 12/10/41(1)	741,000	677,661
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 5.27%, (1-month SOFR plus 1.61%), 11/15/38(1)	414,000	410,855
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class D, 3.00%, 3/15/52(1)	301,000	251,830
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	282,000	248,513
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 5.17%, (1-month SOFR plus 1.51%), 3/15/38(1)	420,700	417,650
LQR Trust, Series 2025-CALI, Class C, VRN, 5.91%, (1-month SOFR plus 2.25%), 1/15/43	676,000	676,739
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	138,000	114,050
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.67%, 12/10/34(1)	250,000	254,494
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.14%, 12/15/51(1)	117,000	108,312
Velocity Commercial Capital Loan Trust, Series 2025-5, Class M1, VRN, 5.94%, 12/25/55(1)	400,731	408,377
Velocity Commercial Capital Loan Trust, Series 2026-1, Class M2, VRN, 5.89%, 2/25/56(1)	312,356	314,999
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,471,414)		7,700,409
PREFERRED SECURITIES — 3.3%
Banks — 1.1%
Bank of America Corp., 4.375%	385,000	382,717
Citigroup, Inc., 6.50%	395,000	401,021
Citigroup, Inc., 7.625%	795,000	843,033
JPMorgan Chase & Co., 3.65%	208,000	207,389
KeyCorp, 5.00%	420,000	419,074
		2,253,234
Capital Markets — 0.3%
Charles Schwab Corp., 4.00%	584,000	582,363
Electric Utilities — 0.3%
NRG Energy, Inc., 10.25%(1)	510,000	561,776
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp., 8.00%(1)	640,000	652,378
Multi-Utilities — 0.4%
Dominion Energy, Inc., 4.35%	752,000	748,886
Oil, Gas and Consumable Fuels — 0.7%
Energy Transfer LP, 6.50%	460,000	462,358
Energy Transfer LP, 6.625%	246,000	249,356
Sunoco LP, 7.875%(1)	410,000	424,122
Venture Global LNG, Inc., 9.00%(1)	410,000	358,877
		1,494,713
Trading Companies and Distributors — 0.2%
Air Lease Corp., 4.65%	340,000	339,822
TOTAL PREFERRED SECURITIES (Cost $6,594,690)		6,633,172
SOVEREIGN GOVERNMENTS AND AGENCIES — 2.1%
Argentina — 0.4%
Ciudad Autonoma De Buenos Aires/Government Bonds, 7.80%, 11/26/33(1)	$805,000	826,083
Colombia — 0.6%
Colombia Government International Bonds, 6.125%, 1/21/31	1,000,000	1,000,150
Colombia Government International Bonds, 7.75%, 11/7/36	200,000	208,300
		1,208,450
50

Schedule of Investments - Multisector Income ETF

	Principal Amount/Shares	Value
Romania — 0.4%
Romania Government International Bonds, 5.75%, 7/4/36(1)(2)	$800,000	$798,279
Saudi Arabia — 0.5%
Saudi Government International Bonds, 4.875%, 1/12/36(1)	950,000	955,525
Trinidad — 0.2%
Trinidad & Tobago Government International Bonds, 6.50%, 1/28/36(1)	470,000	476,110
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $4,201,250)		4,264,447
MUNICIPAL SECURITIES — 1.1%
Build NYC Resource Corp. Rev., (RiverSpring Health Senior Living, Inc. Obligated Group), 7.00%, 12/15/30 (1)	1,465,000	1,475,303
Florida Local Government Finance Commission Rev., (Ponte Vedra Pine Co. LLC Obligated Group), 6.75%, 11/15/30 (1)	705,000	711,415
University of California College of the Law San Francisco Rev., 5.99%, 8/1/50 (BAM)	35,000	36,049
University of California College of the Law San Francisco Rev., 6.09%, 8/1/55 (BAM)	40,000	41,355
TOTAL MUNICIPAL SECURITIES (Cost $2,245,000)		2,264,122
COLLATERALIZED LOAN OBLIGATIONS — 0.8%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.12%, (1-month SOFR plus 1.46%), 11/15/36(1)	157,615	157,694
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 5.92%, (1-month SOFR plus 2.26%), 9/15/35(1)	259,997	260,201
CIFC Funding Ltd., Series 2018-1A, Class CR, VRN, 5.47%, (3-month SOFR plus 1.80%), 1/18/38(1)	475,000	476,408
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 5.61%, (3-month SOFR plus 1.96%), 11/15/28(1)	191,370	191,611
Magnetite XXVIII Ltd., Series 2020-28A, Class CRR, VRN, 5.42%, (3-month SOFR plus 1.75%), 1/15/38(1)	475,000	476,006
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $1,552,101)		1,561,920
BANK LOAN OBLIGATIONS(6) — 0.2%
Passenger Airlines — 0.2%
American Airlines, Inc., 2024 1st Lien Term Loan B, 6.00%, (6-month SOFR plus 2.25%), 2/15/28 (Cost $464,607)	470,450	470,325
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.1%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, 5.00%, 6/1/52 (Cost $185,740)	191,569	193,854
SHORT-TERM INVESTMENTS — 6.1%
Money Market Funds — 6.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	10,993,206	10,993,206
State Street Navigator Securities Lending Government Money Market Portfolio(7)	1,204,325	1,204,325
TOTAL SHORT-TERM INVESTMENTS (Cost $12,197,531)		12,197,531
TOTAL INVESTMENT SECURITIES — 101.9% (Cost $202,744,248)		204,878,289
OTHER ASSETS AND LIABILITIES — (1.9)%		(3,827,889)
TOTAL NET ASSETS — 100.0%		$201,050,400

51

Schedule of Investments - Multisector Income ETF

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Australian 10-Year Government Bonds	39	March 2026	$3,068,863	$45,058
U.S. Treasury 10-Year Notes	80	June 2026	9,105,000	47,485
U.S. Treasury 10-Year Ultra Notes	241	June 2026	28,132,984	163,655
U.S. Treasury Long Bonds	12	June 2026	1,421,625	11,695
U.S. Treasury Ultra Bonds	33	June 2026	4,012,594	35,784
			$45,741,066	$303,677
^Amount represents value and unrealized appreciation (depreciation).

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount		Value^
Morgan Stanley	BZDIOVRA	Pay	12.98%	1/2/31	BRL	12,000,000	$10,154
^Amount represents value and unrealized appreciation (depreciation).
52

Schedule of Investments - Multisector Income ETF

NOTES TO SCHEDULE OF INVESTMENTS
BAM	–	Build America Mutual Assurance Corp.
BRL	–	Brazilian Real
BZDIOVRA	–	Brazil Interbank Deposit Rate
CAD	–	Canadian Dollar
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $114,142,825, which represented 56.8% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,154,385. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,404,355.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,204,325.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$85,668,953	—
Asset-Backed Securities	—	30,315,749	—
U.S. Treasury Securities	—	24,824,549	—
Collateralized Mortgage Obligations	—	15,935,382	—
Convertible Preferred Securities	—	12,847,876	—
Commercial Mortgage-Backed Securities	—	7,700,409	—
Preferred Securities	—	6,633,172	—
Sovereign Governments and Agencies	—	4,264,447	—
Municipal Securities	—	2,264,122	—
Collateralized Loan Obligations	—	1,561,920	—
Bank Loan Obligations	—	470,325	—
U.S. Government Agency Mortgage-Backed Securities	—	193,854	—
Short-Term Investments	$12,197,531	—	—
	$12,197,531	$192,680,758	—
Other Financial Instruments
Futures Contracts	$303,677	—	—
Swap Agreements	—	$10,154	—
	$303,677	$10,154	—

53

Schedule of Investments - Multisector Income ETF
DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Interest Rate
Asset Derivatives:
Receivable for variation margin on futures contracts*	$206,076
Swap agreements	10,154
$216,230
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended February 28, 2026.

Type of Risk Exposure
Interest Rate
Net realized gain (loss) on:
Futures contract transactions	$734,848
Change in net unrealized appreciation (depreciation) on:
Futures contracts	$114,877
Swap agreements	10,154
$125,031

See Notes to Financial Statements.
54

Schedule of Investments - Select High Yield ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 95.7%
Aerospace and Defense — 2.6%
ATI, Inc., 5.875%, 12/1/27	$50,000	$50,199
ATI, Inc., 4.875%, 10/1/29	50,000	49,973
ATI, Inc., 5.125%, 10/1/31	50,000	50,277
Bombardier, Inc., 6.00%, 2/15/28(1)	25,000	24,995
Bombardier, Inc., 7.50%, 2/1/29(1)	50,000	52,023
Bombardier, Inc., 7.00%, 6/1/32(1)	150,000	158,196
Bombardier, Inc., 6.75%, 6/15/33(1)	50,000	52,750
TransDigm, Inc., 6.75%, 8/15/28(1)	200,000	203,811
TransDigm, Inc., 4.625%, 1/15/29	175,000	174,587
TransDigm, Inc., 4.875%, 5/1/29	150,000	149,832
TransDigm, Inc., 6.625%, 3/1/32(1)	100,000	103,724
TransDigm, Inc., 6.00%, 1/15/33(1)	100,000	101,843
TransDigm, Inc., 6.375%, 5/31/33(1)	275,000	280,901
TransDigm, Inc., 6.75%, 1/31/34(1)	75,000	77,898
		1,531,009
Automobile Components — 1.9%
Adient Global Holdings Ltd., 8.25%, 4/15/31(1)	75,000	78,500
Adient Global Holdings Ltd., 7.50%, 2/15/33(1)	100,000	105,027
American Axle & Manufacturing, Inc., 6.375%, 10/15/32(1)	50,000	50,919
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 9/15/32(1)	175,000	181,755
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 5/31/32(1)	50,000	52,878
Goodyear Tire & Rubber Co., 5.25%, 7/15/31	250,000	238,686
Patrick Industries, Inc., 4.75%, 5/1/29(1)	47,000	46,913
Phinia, Inc., 6.625%, 10/15/32(1)	125,000	129,884
Tenneco, Inc., 8.00%, 11/17/28(1)	175,000	175,130
ZF North America Capital, Inc., 7.50%, 3/24/31(1)	25,000	25,780
		1,085,472
Automobiles — 0.4%
Nissan Motor Co. Ltd., 4.81%, 9/17/30(1)	225,000	214,024
Thor Industries, Inc., 4.00%, 10/15/29(1)	50,000	48,030
		262,054
Banks — 1.0%
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	200,000	209,041
Freedom Mortgage Holdings LLC, 7.875%, 4/1/33(1)	100,000	98,662
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	78,000	73,369
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, 10/15/33(1)	103,000	94,907
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	100,000	98,152
		574,131
Beverages — 0.2%
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.375%, 4/30/29(1)	97,000	95,172
Broadline Retail — 0.3%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.50%, 3/1/29(1)	50,000	46,822
Macy's Retail Holdings LLC, 7.375%, 8/1/33(1)	75,000	78,666
Millennium Escrow Corp., 6.625%, 8/1/26(1)	47,000	44,886
		170,374
Building Products — 2.5%
APi Group DE, Inc., 4.125%, 7/15/29(1)	75,000	72,942
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	150,000	143,204
Builders FirstSource, Inc., 6.375%, 3/1/34(1)	125,000	128,908
55

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
Cornerstone Building Brands, Inc., 9.50%, 8/15/29(1)	$150,000	$109,180
CP Atlas Buyer, Inc., 9.75%, 7/15/30(1)	75,000	75,146
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)	100,000	103,624
Griffon Corp., 5.75%, 3/1/28	94,000	94,027
JELD-WEN, Inc., 7.00%, 9/1/32(1)(2)	200,000	108,255
JH North America Holdings, Inc., 6.125%, 7/31/32(1)	25,000	25,676
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(1)	125,000	126,116
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)	25,000	23,449
Standard Building Solutions, Inc., 6.25%, 8/1/33(1)	50,000	50,968
Standard Industries, Inc., 4.375%, 7/15/30(1)	300,000	289,632
Standard Industries, Inc., 3.375%, 1/15/31(1)	100,000	92,392
		1,443,519
Capital Markets — 2.0%
Coinbase Global, Inc., 3.375%, 10/1/28(1)	125,000	119,323
Coinbase Global, Inc., 3.625%, 10/1/31(1)	250,000	218,746
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	50,405	47,228
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27	150,000	147,860
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/29	125,000	123,646
Iliad Holding SAS, 7.00%, 10/15/28(1)	50,000	50,695
Iliad Holding SAS, 7.00%, 4/15/32(1)	200,000	205,562
Jane Street Group/JSG Finance, Inc., 6.125%, 11/1/32(1)	50,000	50,337
Jane Street Group/JSG Finance, Inc., 6.75%, 5/1/33(1)	50,000	51,348
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	100,000	98,791
Osaic Holdings, Inc., 6.75%, 8/1/32(1)	50,000	50,493
		1,164,029
Chemicals — 3.4%
Avient Corp., 6.25%, 11/1/31(1)	98,000	101,261
Celanese U.S. Holdings LLC, 7.05%, 11/15/30	25,000	26,675
Celanese U.S. Holdings LLC, 7.00%, 2/15/31	50,000	51,529
Celanese U.S. Holdings LLC, 7.38%, 7/15/32	75,000	79,133
Celanese U.S. Holdings LLC, 7.20%, 11/15/33	50,000	53,754
Celanese U.S. Holdings LLC, 7.375%, 2/15/34	150,000	154,196
Chemours Co., 5.75%, 11/15/28(1)	150,000	150,997
Chemours Co., 4.625%, 11/15/29(1)	25,000	23,702
Chemours Co., 8.00%, 1/15/33(1)	125,000	127,240
CompoSecure Holdings LLC, 5.625%, 2/1/33(1)	75,000	74,673
FXI Holdings, Inc., 11.00%, 11/15/30(1)(2)	33,200	30,898
FXI Holdings, Inc., 16.00% PIK, 11/15/29(1)(2)	19,850	11,600
Methanex U.S. Operations, Inc., 6.25%, 3/15/32(1)	150,000	155,345
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	95,000	95,587
NOVA Chemicals Corp., 8.50%, 11/15/28(1)	100,000	104,813
Olin Corp., 5.00%, 2/1/30	200,000	194,652
Olympus Water U.S. Holding Corp., 7.25%, 2/15/33(1)	175,000	174,359
Rain Carbon, Inc., 12.25%, 9/1/29(1)(2)	100,000	106,614
SCIH Salt Holdings, Inc., 4.875%, 5/1/28(1)	25,000	24,923
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)	75,000	74,873
Scotts Miracle-Gro Co., 4.00%, 4/1/31	50,000	47,391
WR Grace Holdings LLC, 5.625%, 8/15/29(1)	100,000	95,881
WR Grace Holdings LLC, 7.00%, 8/1/33(1)	50,000	50,940
		2,011,036
Commercial Services and Supplies — 2.5%
ADT Security Corp., 4.875%, 7/15/32(1)	225,000	218,785
56

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	$150,000	$158,561
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)	25,000	24,829
Brink's Co., 4.625%, 10/15/27(1)	120,000	120,199
Brink's Co., 6.75%, 6/15/32(1)	75,000	77,684
Garda World Security Corp., 7.75%, 2/15/28(1)	50,000	51,237
GFL Environmental, Inc., 4.00%, 8/1/28(1)	50,000	49,258
GFL Environmental, Inc., 4.75%, 6/15/29(1)	125,000	124,295
GFL Environmental, Inc., 6.75%, 1/15/31(1)	73,000	76,657
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.375%, 8/31/27(1)	100,000	98,478
Raven Acquisition Holdings LLC, 6.875%, 11/15/31(1)	150,000	144,537
RR Donnelley & Sons Co., 9.50%, 8/1/29(1)	150,000	154,710
Waste Pro USA, Inc., 7.00%, 2/1/33(1)	100,000	104,325
Williams Scotsman, Inc., 4.625%, 8/15/28(1)	75,000	74,764
		1,478,319
Construction and Engineering — 0.8%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	100,000	93,512
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(1)	175,000	178,410
Howard Midstream Energy Partners LLC, 6.625%, 1/15/34(1)	75,000	77,554
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)	100,000	100,384
Weekley Homes LLC/Weekley Finance Corp., 6.75%, 1/15/34(1)	25,000	25,176
		475,036
Construction Materials — 0.7%
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	100,000	103,995
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	125,000	130,019
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	175,000	175,369
		409,383
Consumer Finance — 2.1%
FirstCash, Inc., 6.875%, 3/1/32(1)	50,000	51,663
goeasy Ltd., 7.625%, 7/1/29(1)	150,000	140,742
ION Platform Finance U.S., Inc./ION Platform Finance SARL, 8.75%, 5/1/29(1)	25,000	23,197
LFS Topco LLC, 8.75%, 7/15/30(1)(2)	100,000	96,833
Navient Corp., 5.00%, 3/15/27	50,000	49,283
Navient Corp., 5.50%, 3/15/29(2)	75,000	70,109
Navient Corp., 9.375%, 7/25/30	125,000	126,709
OneMain Finance Corp., 6.625%, 1/15/28	50,000	51,064
OneMain Finance Corp., 5.375%, 11/15/29	100,000	98,933
OneMain Finance Corp., 7.875%, 3/15/30	100,000	104,660
OneMain Finance Corp., 7.125%, 11/15/31	125,000	127,883
OneMain Finance Corp., 6.75%, 3/15/32	50,000	50,451
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(1)	50,000	52,425
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.875%, 5/1/27(1)	101,000	101,329
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)(2)	78,000	72,649
		1,217,930
Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos., Inc., 5.625%, 3/31/32(1)	50,000	50,227
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.50%, 2/15/28(1)	100,000	101,853
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30(1)	125,000	124,057
		276,137
Containers and Packaging — 1.5%
Ardagh Group SA, 9.50%, 12/1/30(1)	75,000	81,280
Ball Corp., 6.00%, 6/15/29	25,000	25,807
Ball Corp., 3.125%, 9/15/31	125,000	116,140
57

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(1)	$25,000	$24,911
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32(1)	50,000	50,417
OI European Group BV, 4.75%, 2/15/30(1)	150,000	144,609
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)(2)	75,000	75,923
Owens-Brockway Glass Container, Inc., 7.375%, 6/1/32(1)(2)	125,000	126,495
Sealed Air Corp., 6.875%, 7/15/33(1)	50,000	51,724
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 2/15/31(1)	75,000	77,957
TriMas Corp., 4.125%, 4/15/29(1)	100,000	96,598
		871,861
Distributors — 0.5%
Performance Food Group, Inc., 4.25%, 8/1/29(1)	72,000	70,699
Performance Food Group, Inc., 6.125%, 9/15/32(1)	75,000	77,081
RB Global Holdings, Inc., 7.75%, 3/15/31(1)	103,000	107,214
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	50,000	52,494
		307,488
Diversified Consumer Services — 0.4%
Covista, Inc., 5.50%, 3/1/28(1)	100,000	100,000
Service Corp. International, 3.375%, 8/15/30	64,000	60,191
Service Corp. International, 4.00%, 5/15/31	64,000	61,220
		221,411
Diversified REITs — 1.4%
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 6/15/27(1)	75,000	78,041
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(1)	50,000	48,423
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27(2)	143,000	140,208
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	72,000	72,041
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 2/1/30(1)	119,000	123,298
RHP Hotel Properties LP/RHP Finance Corp., 6.50%, 4/1/32(1)	100,000	103,540
RLJ Lodging Trust LP, 3.75%, 7/1/26(1)	47,000	46,797
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)	150,000	143,615
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, 4/15/28(1)	75,000	74,876
		830,839
Diversified Telecommunication Services — 2.3%
APLD ComputeCo LLC, 9.25%, 12/15/30(1)	125,000	131,298
Black Pearl Compute LLC, 6.125%, 2/15/31(1)	50,000	51,235
Flash Compute LLC, 7.25%, 12/31/30(1)	50,000	51,243
Frontier Communications Holdings LLC, 5.00%, 5/1/28(1)	175,000	175,211
Frontier Communications Holdings LLC, 6.75%, 5/1/29(1)	25,000	25,112
Level 3 Financing, Inc., 8.50%, 1/15/36(1)	50,000	52,113
SV RNO Property Owner 1 LLC, 5.875%, 3/1/31(1)	150,000	150,778
Telecom Italia Capital SA, 6.00%, 9/30/34	200,000	208,415
Telecom Italia Capital SA, 7.20%, 7/18/36	162,000	179,660
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31(1)	150,000	158,039
WULF Compute LLC, 7.75%, 10/15/30(1)	75,000	79,483
Zayo Group Holdings, Inc., 5.75% Cash plus 0.50% PIK, 3/9/30(1)	77,196	75,333
		1,337,920
Electric Utilities — 3.3%
Alpha Generation LLC, 6.75%, 10/15/32(1)	100,000	104,102
Constellation Energy Generation LLC, 5.00%, 2/1/31(1)	150,000	152,296
NRG Energy, Inc., 5.25%, 6/15/29(1)	100,000	100,416
NRG Energy, Inc., 5.75%, 7/15/29(1)	125,000	125,292
NRG Energy, Inc., 3.625%, 2/15/31(1)	100,000	94,440
NRG Energy, Inc., 6.00%, 2/1/33(1)	50,000	51,236
58

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
NRG Energy, Inc., 7.00%, 3/15/33(1)	$25,000	$27,837
NRG Energy, Inc., 6.25%, 11/1/34(1)	175,000	181,071
NRG Energy, Inc., 6.00%, 1/15/36(1)	50,000	50,914
PG&E Corp., 5.00%, 7/1/28	125,000	124,744
PG&E Corp., 5.25%, 7/1/30	47,000	47,066
Talen Energy Supply LLC, 8.625%, 6/1/30(1)	50,000	52,768
Talen Energy Supply LLC, 6.25%, 2/1/34(1)	25,000	25,455
Talen Energy Supply LLC, 6.50%, 2/1/36(1)	100,000	102,874
Vistra Operations Co. LLC, 5.625%, 2/15/27(1)	100,000	100,014
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	75,000	75,041
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	125,000	123,727
Vistra Operations Co. LLC, 7.75%, 10/15/31(1)	125,000	132,154
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	50,000	52,624
VoltaGrid LLC, 7.375%, 11/1/30(1)	50,000	52,233
XPLR Infrastructure Operating Partners LP, 4.50%, 9/15/27(1)	50,000	49,815
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/33(1)	75,000	79,427
XPLR Infrastructure Operating Partners LP, 7.75%, 4/15/34(1)	25,000	25,936
		1,931,482
Electrical Equipment — 0.2%
Atkore, Inc., 4.25%, 6/1/31(1)	75,000	72,018
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	75,000	75,595
		147,613
Electronic Equipment, Instruments and Components — 1.0%
Coherent Corp., 5.00%, 12/15/29(1)	69,000	69,100
Imola Merger Corp., 4.75%, 5/15/29(1)	165,000	162,324
Sensata Technologies BV, 4.00%, 4/15/29(1)	50,000	48,977
Sensata Technologies, Inc., 4.375%, 2/15/30(1)	75,000	73,640
Sensata Technologies, Inc., 6.625%, 7/15/32(1)	100,000	104,775
TTM Technologies, Inc., 4.00%, 3/1/29(1)	100,000	97,132
Zebra Technologies Corp., 6.50%, 6/1/32(1)	50,000	51,288
		607,236
Energy Equipment and Services — 1.7%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	100,000	100,129
Bristow Group, Inc., 6.875%, 3/1/28(1)	125,000	125,000
Helix Energy Solutions Group, Inc., 9.75%, 3/1/29(1)	73,000	76,763
Kodiak Gas Services LLC, 6.75%, 10/1/35(1)	50,000	52,270
Nabors Industries, Inc., 7.625%, 11/15/32(1)	50,000	51,542
Noble Finance II LLC, 8.00%, 4/15/30(1)	122,000	127,048
Precision Drilling Corp., 6.875%, 1/15/29(1)	100,000	101,572
Transocean International Ltd., 8.75%, 2/15/30(1)	73,500	76,944
Transocean International Ltd., 7.50%, 4/15/31	75,000	77,300
Transocean Titan Financing Ltd., 8.375%, 2/1/28(1)	30,642	31,425
USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29(1)	100,000	103,380
Valaris Ltd., 8.375%, 4/30/30(1)	75,000	78,689
		1,002,062
Entertainment — 1.0%
Cinemark USA, Inc., 5.25%, 7/15/28(1)	75,000	75,075
Cinemark USA, Inc., 7.00%, 8/1/32(1)	50,000	52,119
Discovery Global Holdings, Inc., 4.05%, 3/15/29	50,000	49,506
Discovery Global Holdings, Inc., 4.28%, 3/15/32	175,000	161,000
Discovery Global Holdings, Inc., 5.05%, 3/15/42	200,000	141,000
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	70,000	69,999
59

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
Playtika Holding Corp., 4.25%, 3/15/29(1)	$47,000	$36,720
		585,419
Financial Services — 2.5%
Block, Inc., 5.625%, 8/15/30(1)	25,000	25,341
Block, Inc., 6.50%, 5/15/32	175,000	180,141
Block, Inc., 6.00%, 8/15/33(1)	25,000	25,423
Kinetik Holdings LP, 5.875%, 6/15/30(1)	50,000	50,695
MPH Acquisition Holdings LLC, 5.50%, 9/1/28(1)	70,000	49,522
NCR Atleos Corp., 9.50%, 4/1/29(1)	100,000	107,445
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 6/15/29(1)	100,000	84,177
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	75,000	72,158
PennyMac Financial Services, Inc., 7.875%, 12/15/29(1)	100,000	105,075
PennyMac Financial Services, Inc., 6.875%, 5/15/32(1)	25,000	25,177
PennyMac Financial Services, Inc., 6.75%, 2/15/34(1)	150,000	148,441
Rocket Cos., Inc., 7.125%, 2/1/32(1)	150,000	156,956
Rocket Cos., Inc., 6.375%, 8/1/33(1)	100,000	103,477
Stonebriar ABF Issuer LLC, 8.125%, 12/15/30(1)	150,000	157,815
WEX, Inc., 6.50%, 3/15/33(1)	150,000	150,874
		1,442,717
Food Products — 1.7%
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	70,000	70,045
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	53,000	53,713
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 2/15/29(1)	150,000	157,581
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	150,000	143,723
Post Holdings, Inc., 4.625%, 4/15/30(1)	50,000	48,981
Post Holdings, Inc., 4.50%, 9/15/31(1)	75,000	71,804
Post Holdings, Inc., 6.375%, 3/1/33(1)	75,000	76,400
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/1/29(1)	50,000	48,307
U.S. Foods, Inc., 6.875%, 9/15/28(1)	50,000	51,615
U.S. Foods, Inc., 7.25%, 1/15/32(1)	200,000	209,710
U.S. Foods, Inc., 5.75%, 4/15/33(1)	75,000	76,576
		1,008,455
Gas Utilities — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 5/20/27	50,000	50,442
AmeriGas Partners LP/AmeriGas Finance Corp., 9.375%, 6/1/28(1)	75,000	77,562
		128,004
Ground Transportation — 1.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	75,000	74,952
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 4/1/28(1)	75,000	73,333
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.375%, 3/1/29(1)	50,000	47,898
Genesee & Wyoming, Inc., 6.25%, 4/15/32(1)	97,000	100,103
Hertz Corp., 12.625%, 7/15/29(1)	75,000	69,212
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	150,000	149,341
United Rentals North America, Inc., 4.875%, 1/15/28	122,000	122,008
United Rentals North America, Inc., 3.875%, 2/15/31	170,000	163,894
United Rentals North America, Inc., 6.125%, 3/15/34(1)	96,000	100,688
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)	25,000	26,322
XPO, Inc., 7.125%, 6/1/31(1)	71,000	73,937
		1,001,688
Health Care Equipment and Supplies — 1.3%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	69,000	68,413
Avantor Funding, Inc., 3.875%, 11/1/29(1)	97,000	92,683
60

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
Bausch & Lomb Corp., 8.375%, 10/1/28(1)	$46,000	$47,725
Insulet Corp., 6.50%, 4/1/33(1)	50,000	52,033
Medline Borrower LP, 3.875%, 4/1/29(1)	100,000	98,416
Medline Borrower LP, 5.25%, 10/1/29(1)	225,000	225,128
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	100,000	103,322
Sotera Health Holdings LLC, 7.375%, 6/1/31(1)	73,000	76,903
		764,623
Health Care Providers and Services — 2.8%
Accendra Health, Inc., 4.50%, 3/31/29(1)(2)	97,000	61,583
CHS/Community Health Systems, Inc., 5.25%, 5/15/30(1)	75,000	72,118
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	175,000	160,700
CHS/Community Health Systems, Inc., 10.875%, 1/15/32(1)	120,000	130,197
DaVita, Inc., 4.625%, 6/1/30(1)	125,000	122,448
HealthEquity, Inc., 4.50%, 10/1/29(1)	72,000	70,219
IQVIA, Inc., 5.00%, 5/15/27(1)	45,000	44,928
LifePoint Health, Inc., 9.875%, 8/15/30(1)	70,000	74,775
LifePoint Health, Inc., 8.375%, 2/15/32(1)	100,000	108,337
Molina Healthcare, Inc., 3.875%, 5/15/32(1)	72,000	63,649
Molina Healthcare, Inc., 6.25%, 1/15/33(1)	75,000	73,836
Radiology Partners, Inc., 8.50%, 7/15/32(1)	50,000	51,547
Tenet Healthcare Corp., 5.125%, 11/1/27	225,000	225,257
Tenet Healthcare Corp., 6.125%, 10/1/28	127,000	127,367
Tenet Healthcare Corp., 4.25%, 6/1/29	97,000	95,718
Tenet Healthcare Corp., 6.125%, 6/15/30	100,000	102,119
Tenet Healthcare Corp., 6.75%, 5/15/31	78,000	81,200
		1,665,998
Health Care Technology — 0.1%
AthenaHealth Group, Inc., 6.50%, 2/15/30(1)	75,000	70,591
Hotel & Resort REITs — 0.3%
Service Properties Trust, 4.95%, 2/15/27	12,000	11,949
Service Properties Trust, 4.95%, 10/1/29(2)	175,000	159,099
		171,048
Hotels, Restaurants and Leisure — 9.1%
1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/28(1)	125,000	124,537
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(1)	175,000	168,165
Affinity Interactive, 6.875%, 12/15/27(1)	100,000	61,299
Boyd Gaming Corp., 4.75%, 6/15/31(1)	125,000	122,370
Brightstar Lottery PLC, 5.25%, 1/15/29(1)	100,000	99,636
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(2)	250,000	244,753
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	148,000	151,812
Carnival Corp., 5.875%, 6/15/31(1)	150,000	156,855
Carnival Corp., 6.125%, 2/15/33(1)	100,000	103,587
Churchill Downs, Inc., 5.75%, 4/1/30(1)	125,000	126,068
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	175,000	170,808
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 8/15/28(1)(3)(4)	47,000	23,265
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/30	150,000	150,196
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	75,000	72,081
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32(1)	125,000	116,558
Hilton Domestic Operating Co., Inc., 6.125%, 4/1/32(1)	75,000	77,589
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 5.00%, 6/1/29(1)(2)	193,000	188,502
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/1/31(1)	122,000	114,899
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)	75,000	73,777
61

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
Life Time, Inc., 6.00%, 11/15/31(1)	$125,000	$128,892
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	100,000	102,615
Marriott Ownership Resorts, Inc., 4.50%, 6/15/29(1)	50,000	48,290
Melco Resorts Finance Ltd., 7.625%, 4/17/32(1)	200,000	209,751
MGM Resorts International, 6.50%, 4/15/32(2)	170,000	174,594
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	100,000	98,317
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)	75,000	78,209
NCL Corp. Ltd., 7.75%, 2/15/29(1)	75,000	80,189
NCL Corp. Ltd., 6.75%, 2/1/32(1)	50,000	51,526
Penn Entertainment, Inc., 5.625%, 1/15/27(1)	50,000	50,211
Penn Entertainment, Inc., 4.125%, 7/1/29(1)(2)	125,000	118,060
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	125,000	125,974
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	75,000	79,020
Royal Caribbean Cruises Ltd., 3.70%, 3/15/28	50,000	49,719
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28(1)	200,000	204,448
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	150,000	155,422
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)	175,000	169,895
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 6.50%, 10/1/28	75,000	75,114
TKC Holdings, Inc., 8.50%, 8/15/30(1)	50,000	51,207
TKC Holdings, Inc., 12.00%, 2/15/31(1)	50,000	52,595
Travel & Leisure Co., 4.50%, 12/1/29(1)	47,000	46,072
Viking Cruises Ltd., 9.125%, 7/15/31(1)	50,000	53,223
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	70,000	70,186
Voyager Parent LLC, 9.25%, 7/1/32(1)	75,000	80,133
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/28(1)	50,000	49,680
Wyndham Hotels & Resorts, Inc., 5.625%, 3/1/33(1)	50,000	50,347
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	141,000	141,501
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	70,000	70,454
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 6.25%, 3/15/33(1)	100,000	102,180
Yum! Brands, Inc., 4.625%, 1/31/32	78,000	76,737
Yum! Brands, Inc., 5.375%, 4/1/32	103,000	104,773
		5,296,091
Household Durables — 2.5%
Adams Homes, Inc., 9.25%, 10/15/28(1)	71,000	73,949
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/1/30(1)	122,000	116,635
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.875%, 8/1/33(1)	25,000	25,256
Beazer Homes USA, Inc., 5.875%, 10/15/27	72,000	72,156
Beazer Homes USA, Inc., 7.50%, 3/15/31(1)(2)	46,000	47,386
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 6/15/29(1)(2)	120,000	116,343
Dream Finders Homes, Inc., 6.875%, 9/15/30(1)	100,000	102,328
KB Home, 4.00%, 6/15/31	100,000	95,640
LGI Homes, Inc., 7.00%, 11/15/32(1)(2)	75,000	73,613
Mattamy Group Corp., 4.625%, 3/1/30(1)	100,000	97,713
Newell Brands, Inc., 6.375%, 9/15/27	50,000	50,884
Newell Brands, Inc., 6.625%, 9/15/29	150,000	152,463
Somnigroup International, Inc., 4.00%, 4/15/29(1)	25,000	24,316
Somnigroup International, Inc., 3.875%, 10/15/31(1)	50,000	46,966
Taylor Morrison Communities, Inc., 5.125%, 8/1/30(1)	35,000	35,333
TopBuild Corp., 4.125%, 2/15/32(1)	25,000	23,787
TopBuild Corp., 5.625%, 1/31/34(1)	25,000	25,230
Tri Pointe Homes, Inc., 5.25%, 6/1/27	125,000	125,955
Whirlpool Corp., 5.50%, 3/1/33	100,000	95,596
62

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
Whirlpool Corp., 4.50%, 6/1/46	$50,000	$36,729
		1,438,278
Independent Power and Renewable Electricity Producers — 0.8%
Atlantica Sustainable Infrastructure Ltd., 4.125%, 6/15/28(1)	100,000	97,909
Calpine LLC, 5.125%, 3/15/28(1)	100,000	100,026
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	75,000	74,791
Clearway Energy Operating LLC, 5.75%, 1/15/34(1)	50,000	50,682
Lightning Power LLC, 7.25%, 8/15/32(1)	100,000	106,231
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	25,000	25,084
		454,723
Insurance — 0.9%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/1/29(1)	50,000	50,052
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/29(1)	125,000	119,027
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/1/29(1)	100,000	96,972
Asurion LLC & Asurion Co-Issuer, Inc., 8.00%, 12/31/32(1)	50,000	52,558
Asurion LLC & Asurion Co-Issuer, Inc., 8.375%, 2/1/34(1)	50,000	49,789
HUB International Ltd., 7.25%, 6/15/30(1)	97,000	100,107
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	70,000	71,265
		539,770
Interactive Media and Services — 0.3%
Snap, Inc., 6.875%, 3/1/33(1)	150,000	149,496
Ziff Davis, Inc., 4.625%, 10/15/30(1)	47,000	42,282
		191,778
IT Services — 0.7%
ASGN, Inc., 4.625%, 5/15/28(1)	100,000	97,043
CoreWeave, Inc., 9.25%, 6/1/30(1)	325,000	318,659
		415,702
Life Sciences Tools and Services — 0.3%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	50,000	49,512
Charles River Laboratories International, Inc., 4.00%, 3/15/31(1)	125,000	118,112
		167,624
Machinery — 0.5%
Allison Transmission, Inc., 5.875%, 6/1/29(1)	100,000	101,213
Chart Industries, Inc., 9.50%, 1/1/31(1)	25,000	26,317
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)	74,000	76,709
Trinity Industries, Inc., 7.75%, 7/15/28(1)	71,000	73,092
		277,331
Media — 7.2%
AMC Networks, Inc., 4.25%, 2/15/29	2,000	1,770
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	16,000	16,022
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	150,000	149,744
CCO Holdings LLC/CCO Holdings Capital Corp., 6.375%, 9/1/29(1)	100,000	101,395
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	75,000	72,558
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	125,000	119,308
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	175,000	163,243
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32(1)	100,000	93,066
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 5/1/32(2)	150,000	137,377
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 2/1/33(1)	50,000	51,160
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33(1)	100,000	89,387
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/34(1)(2)	225,000	196,147
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	48,000	50,611
Directv Financing LLC, 8.875%, 2/1/30(1)	50,000	50,080
63

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	$41,000	$41,073
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 2/15/31(1)	225,000	230,294
EchoStar Corp., 10.75%, 11/30/29	125,000	136,565
GCI LLC, 4.75%, 10/15/28(1)	125,000	122,928
Gray Media, Inc., 7.25%, 8/15/33(1)	50,000	51,666
Lamar Media Corp., 4.875%, 1/15/29	100,000	99,996
Lamar Media Corp., 4.00%, 2/15/30	100,000	96,930
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	125,000	125,354
Neptune Bidco U.S., Inc., 10.375%, 5/15/31(1)	50,000	50,507
Neptune Bidco U.S., Inc., 9.50%, 2/15/33(1)	50,000	49,002
News Corp., 5.125%, 2/15/32(1)	50,000	49,762
Nexstar Media, Inc., 5.625%, 7/15/27(1)	125,000	125,094
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27(1)	150,000	150,322
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.625%, 3/15/30(1)	75,000	73,634
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	67,000	59,777
Sinclair Television Group, Inc., 4.375%, 12/31/32(1)	225,000	181,206
Sirius XM Radio LLC, 3.125%, 9/1/26(1)	50,000	49,758
Sirius XM Radio LLC, 5.00%, 8/1/27(1)	145,000	145,004
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	175,000	170,954
Sirius XM Radio LLC, 5.50%, 7/1/29(1)	88,000	88,150
Sirius XM Radio LLC, 3.875%, 9/1/31(1)(2)	75,000	68,835
Sunrise FinCo I BV, 4.875%, 7/15/31(1)	75,000	71,556
Univision Communications, Inc., 7.375%, 6/30/30(1)	150,000	150,127
Univision Communications, Inc., 8.50%, 7/31/31(1)	175,000	179,254
Univision Communications, Inc., 9.375%, 8/1/32(1)	50,000	52,950
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(1)	250,000	242,897
Ziggo BV, 4.875%, 1/15/30(1)	39,000	36,786
		4,192,249
Metals and Mining — 2.0%
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)	72,000	68,367
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)	100,000	102,707
Commercial Metals Co., 6.00%, 12/15/35(1)	75,000	76,862
Constellium SE, 3.75%, 4/15/29(1)	75,000	72,726
Fortescue Treasury Pty. Ltd., 5.875%, 4/15/30(1)	50,000	51,540
Fortescue Treasury Pty. Ltd., 4.375%, 4/1/31(1)	117,000	113,513
Hudbay Minerals, Inc., 6.125%, 4/1/29(1)	72,000	72,624
Mineral Resources Ltd., 8.00%, 11/1/27(1)	100,000	102,300
Mineral Resources Ltd., 8.50%, 5/1/30(1)	75,000	77,663
Novelis Corp., 4.75%, 1/30/30(1)	250,000	242,439
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	75,000	74,007
Taseko Mines Ltd., 8.25%, 5/1/30(1)	125,000	132,486
		1,187,234
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	50,000	49,678
Starwood Property Trust, Inc., 6.00%, 4/15/30(1)	125,000	128,363
		178,041
Oil, Gas and Consumable Fuels — 12.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/29(1)	147,000	147,109
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/29(1)	72,000	72,256
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.625%, 10/15/32(1)	50,000	51,980
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	50,000	52,224
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 7/15/32(1)	50,000	52,918
64

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
Buckeye Partners LP, 6.75%, 2/1/30(1)	$50,000	$52,228
Buckeye Partners LP, 5.85%, 11/15/43	150,000	141,854
California Resources Corp., 8.25%, 6/15/29(1)	100,000	105,042
CITGO Petroleum Corp., 8.375%, 1/15/29(1)	71,000	73,794
Comstock Resources, Inc., 6.75%, 3/1/29(1)	75,000	74,766
Comstock Resources, Inc., 5.875%, 1/15/30(1)	75,000	72,334
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(1)	150,000	149,704
Crescent Energy Finance LLC, 7.75%, 7/31/29(1)	50,000	50,282
Crescent Energy Finance LLC, 9.75%, 10/15/30(1)	50,000	53,841
Crescent Energy Finance LLC, 7.625%, 4/1/32(1)	125,000	126,511
Crescent Energy Finance LLC, 7.875%, 4/15/32(1)	100,000	101,934
Crescent Energy Finance LLC, 7.375%, 1/15/33(1)	175,000	173,978
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28(1)	97,000	97,537
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/29(1)	50,000	52,231
DT Midstream, Inc., 4.375%, 6/15/31(1)	50,000	49,307
Energy Transfer LP, 6.00%, 2/1/29(1)	75,000	75,797
EQT Corp., 7.50%, 6/1/30	25,000	27,781
EQT Corp., 4.75%, 1/15/31	175,000	177,537
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 2/1/28	50,000	50,105
Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32	125,000	130,929
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 5/15/33	125,000	132,239
Harvest Midstream I LP, 7.50%, 9/1/28(1)	145,000	146,711
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	50,000	50,073
Hess Midstream Operations LP, 4.25%, 2/15/30(1)	75,000	73,570
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28(1)	125,000	125,963
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 2/1/31(1)	150,000	146,209
Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35(1)	150,000	148,662
ITT Holdings LLC, 6.50%, 8/1/29(1)	75,000	72,918
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/1/32(1)	100,000	104,594
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 2/15/28(1)	25,000	26,077
Matador Resources Co., 6.50%, 4/15/32(1)	75,000	76,635
Moss Creek Resources Holdings, Inc., 8.25%, 9/1/31(1)	125,000	123,271
Murphy Oil Corp., 6.00%, 10/1/32(2)	50,000	50,116
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.125%, 2/15/29(1)	100,000	103,776
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.375%, 2/15/32(1)	100,000	104,958
Northern Oil & Gas, Inc., 8.75%, 6/15/31(1)	25,000	26,102
NuStar Logistics LP, 6.375%, 10/1/30	100,000	105,351
ONEOK, Inc., 6.50%, 9/1/30(1)	75,000	80,973
ONEOK, Inc., 5.60%, 4/1/44	125,000	120,606
ONEOK, Inc., 5.45%, 6/1/47	75,000	71,020
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28	125,000	124,563
Permian Resources Operating LLC, 8.00%, 4/15/27(1)	75,000	75,649
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	75,000	75,055
SM Energy Co., 5.00%, 10/15/26(1)	50,000	50,010
SM Energy Co., 8.625%, 11/1/30(1)	75,000	79,426
SM Energy Co., 8.75%, 7/1/31(1)	150,000	157,575
Sunoco LP, 5.875%, 7/15/27(1)	75,000	75,206
Sunoco LP, 4.625%, 5/1/30(1)	50,000	48,946
Sunoco LP, 7.25%, 5/1/32(1)	50,000	52,853
Sunoco LP, 5.875%, 3/15/34(1)	175,000	175,786
Sunoco LP/Sunoco Finance Corp., 7.00%, 9/15/28(1)	50,000	51,399
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	150,000	146,899
65

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	$75,000	$76,056
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 9/1/31(1)	75,000	76,040
Talos Production, Inc., 9.00%, 2/1/29(1)	25,000	26,052
Talos Production, Inc., 9.375%, 2/1/31(1)	75,000	79,850
Targa Resources Corp., 6.50%, 2/15/53	25,000	26,542
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/1/31	100,000	101,312
Teine Energy Ltd., 6.875%, 4/15/29(1)	150,000	150,374
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(1)	100,000	98,998
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29(1)	100,000	95,870
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/30(1)	75,000	77,497
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)	125,000	111,334
Venture Global LNG, Inc., 8.125%, 6/1/28(1)	125,000	128,327
Venture Global LNG, Inc., 9.50%, 2/1/29(1)	94,000	100,874
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	225,000	230,561
Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34(1)	25,000	26,324
Venture Global Plaquemines LNG LLC, 6.50%, 6/15/34(1)	50,000	52,523
Venture Global Plaquemines LNG LLC, 7.75%, 5/1/35(1)	225,000	255,324
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(1)	100,000	106,581
Vermilion Energy, Inc., 6.875%, 5/1/30(1)	150,000	152,216
		7,189,825
Passenger Airlines — 0.9%
American Airlines, Inc., 7.25%, 2/15/28(1)	50,000	50,988
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	2,137	2,141
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(1)	125,000	126,498
CHC Group LLC, 11.75%, 9/1/30(1)	50,000	49,363
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)	150,000	152,573
United Airlines, Inc., 4.625%, 4/15/29(1)	125,000	124,989
		506,552
Personal Care Products — 0.4%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	39,000	39,821
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	50,000	50,025
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	122,000	117,818
		207,664
Pharmaceuticals — 1.0%
1261229 BC Ltd., 10.00%, 4/15/32(1)	200,000	207,002
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.125%, 4/30/28(1)	125,000	122,784
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)	25,000	22,237
Perrigo Finance Unlimited Co., 6.125%, 9/30/32	75,000	73,460
Prestige Brands, Inc., 3.75%, 4/1/31(1)	175,000	163,774
		589,257
Professional Services — 0.4%
Amentum Holdings, Inc., 7.25%, 8/1/32(1)	75,000	78,636
AMN Healthcare, Inc., 4.00%, 4/15/29(1)(2)	75,000	71,489
AMN Healthcare, Inc., 6.50%, 1/15/31(1)	100,000	100,481
		250,606
Real Estate Management and Development — 1.4%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 4/15/30(1)	44,000	44,511
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/29(1)	125,000	123,318
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/30(1)	100,000	107,827
Arbor Realty SR, Inc., 8.50%, 12/15/28(1)(2)	50,000	48,686
Arbor Realty SR, Inc., 7.875%, 7/15/30(1)	50,000	46,119
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	145,000	145,512
66

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
Forestar Group, Inc., 6.50%, 3/15/33(1)	$100,000	$102,459
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	121,000	126,826
Howard Hughes Corp., 4.125%, 2/1/29(1)	50,000	48,449
Newmark Group, Inc., 7.50%, 1/12/29	50,000	52,911
		846,618
Semiconductors and Semiconductor Equipment — 0.5%
Entegris, Inc., 5.95%, 6/15/30(1)	50,000	51,035
ON Semiconductor Corp., 3.875%, 9/1/28(1)	25,000	24,496
Qnity Electronics, Inc., 5.75%, 8/15/32(1)	50,000	51,221
Qnity Electronics, Inc., 6.25%, 8/15/33(1)	100,000	103,955
Synaptics, Inc., 4.00%, 6/15/29(1)	50,000	48,282
		278,989
Software — 2.5%
Castle U.S. Holding Corp., 9.50%, 2/15/28(1)	77,000	33,880
Cloud Software Group, Inc., 6.50%, 3/31/29(1)	200,000	196,309
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	100,000	98,034
Cloud Software Group, Inc., 8.25%, 6/30/32(1)	100,000	100,169
Cloud Software Group, Inc., 6.625%, 8/15/33(1)(2)	225,000	212,461
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	75,000	74,796
Fair Isaac Corp., 6.00%, 5/15/33(1)	50,000	50,580
Gen Digital, Inc., 7.125%, 9/30/30(1)	100,000	101,648
NCR Voyix Corp., 5.00%, 10/1/28(1)	25,000	24,588
NCR Voyix Corp., 5.125%, 4/15/29(1)	125,000	122,759
Open Text Corp., 3.875%, 12/1/29(1)	150,000	135,146
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	47,000	42,401
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	47,000	41,090
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	70,000	69,948
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	48,000	48,967
UKG, Inc., 6.875%, 2/1/31(1)	100,000	97,085
		1,449,861
Specialized REITs — 1.4%
Iron Mountain, Inc., 5.25%, 3/15/28(1)	190,000	190,234
Iron Mountain, Inc., 7.00%, 2/15/29(1)	100,000	102,688
Iron Mountain, Inc., 4.875%, 9/15/29(1)	95,000	94,216
Iron Mountain, Inc., 5.25%, 7/15/30(1)	50,000	49,787
Iron Mountain, Inc., 4.50%, 2/15/31(1)	125,000	120,658
Millrose Properties, Inc., 6.25%, 9/15/32(1)	75,000	76,002
SBA Communications Corp., 3.875%, 2/15/27	192,000	190,944
		824,529
Specialty Retail — 3.0%
Asbury Automotive Group, Inc., 4.625%, 11/15/29(1)	50,000	49,249
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	75,000	72,982
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	250,000	256,273
Bath & Body Works, Inc., 6.75%, 7/1/36	150,000	150,665
Carvana Co., 9.00%, 6/1/31(1)	103,500	113,592
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	75,000	72,556
Ferrellgas LP/Ferrellgas Finance Corp., 9.25%, 1/15/31(1)	50,000	51,910
Gap, Inc., 3.875%, 10/1/31(1)	100,000	93,130
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.75%, 1/15/32(1)	100,000	92,672
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)	50,000	49,100
Group 1 Automotive, Inc., 6.375%, 1/15/30(1)	50,000	51,281
LBM Acquisition LLC, 6.25%, 1/15/29(1)(2)	25,000	19,086
67

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
LBM Acquisition LLC, 9.50%, 6/15/31(1)	$50,000	$46,698
Lithia Motors, Inc., 3.875%, 6/1/29(1)	100,000	96,720
Lithia Motors, Inc., 5.50%, 10/1/30(1)	25,000	25,173
Match Group Holdings II LLC, 3.625%, 10/1/31(1)	150,000	136,215
Michaels Cos., Inc., 5.25%, 5/1/28(1)	50,000	50,024
Michaels Cos., Inc., 8.50%, 3/15/33(1)(5)	50,000	48,680
Park River Holdings, Inc., 8.75%, 12/31/30(1)	84,324	81,380
Sonic Automotive, Inc., 4.875%, 11/15/31(1)	100,000	96,668
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(1)	50,000	48,270
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)	47,000	45,697
		1,748,021
Technology Hardware, Storage and Peripherals — 0.3%
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)	50,000	56,114
Seagate Data Storage Technology Pte. Ltd., 5.75%, 12/1/34(1)	100,000	102,553
		158,667
Textiles, Apparel and Luxury Goods — 0.3%
Crocs, Inc., 4.125%, 8/15/31(1)	200,000	187,263
Trading Companies and Distributors — 1.2%
Alta Equipment Group, Inc., 9.00%, 6/1/29(1)	50,000	47,255
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)	121,000	129,578
EquipmentShare.com, Inc., 8.00%, 3/15/33(1)	196,000	208,443
FTAI Aviation Investors LLC, 5.50%, 5/1/28(1)	150,000	150,261
FTAI Aviation Investors LLC, 5.875%, 4/15/33(1)	100,000	101,501
Herc Holdings, Inc., 6.625%, 6/15/29(1)	75,000	77,473
		714,511
Transportation Infrastructure — 0.2%
Seaspan Corp., 5.50%, 8/1/29(1)	100,000	95,890
Wireless Telecommunication Services — 0.5%
Uniti Services LLC, 7.50%, 10/15/33(1)	100,000	104,116
Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	37,000	32,653
Vmed O2 U.K. Financing I PLC, 4.75%, 7/15/31(1)	40,000	35,653
Vodafone Group PLC, VRN, 7.00%, 4/4/79	120,000	127,128
		299,550
TOTAL CORPORATE BONDS (Cost $55,672,079)		55,976,680
COMMON STOCKS — 0.0%
Electrical Equipment — 0.0%
Luxco Co. Ltd.(3) (Cost $8,920)	507	9,787
SHORT-TERM INVESTMENTS — 6.1%
Money Market Funds — 6.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,488,160	1,488,160
State Street Navigator Securities Lending Government Money Market Portfolio(6)	2,071,163	2,071,163
TOTAL SHORT-TERM INVESTMENTS (Cost $3,559,323)		3,559,323
TOTAL INVESTMENT SECURITIES — 101.8% (Cost $59,240,322)		59,545,790
OTHER ASSETS AND LIABILITIES — (1.8)%		(1,065,555)
TOTAL NET ASSETS — 100.0%		$58,480,235

68

Schedule of Investments - Select High Yield ETF

NOTES TO SCHEDULE OF INVESTMENTS
PIK	–	Payment in Kind. Security may elect to pay a cash rate and/or an in kind rate.
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $47,085,544, which represented 80.5% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,030,236. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Non-income producing.
(4)Security is in default.
(5)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(6)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,110,546, which includes securities collateral of $39,383.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$55,976,680	—
Common Stocks	—	9,787	—
Short-Term Investments	$3,559,323	—	—
	$3,559,323	$55,986,467	—

See Notes to Financial Statements.
69

Schedule of Investments - Short Duration Strategic Income ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 45.5%
Aerospace and Defense — 0.7%
Boeing Co., 6.30%, 5/1/29	$639,000	$681,081
TransDigm, Inc., 4.875%, 5/1/29	625,000	624,299
		1,305,380
Automobiles — 0.5%
Ford Motor Credit Co. LLC, 5.125%, 11/5/26	500,000	502,957
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(1)	425,000	429,556
		932,513
Banks — 8.3%
ABN AMRO Bank NV, VRN, 3.32%, 3/13/37(1)	600,000	550,778
Bank of Montreal, VRN, 7.70%, 5/26/84	600,000	635,847
Bank of Nova Scotia, VRN, 8.00%, 1/27/84	1,035,000	1,108,048
Banque Federative du Credit Mutuel SA, 4.54%, 1/15/31(1)	539,000	542,193
Barclays PLC, VRN, 4.52%, 2/24/32	510,000	511,468
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, VRN, 5.125%, 1/18/33(1)	400,000	398,732
Credit Agricole SA, VRN, 4.66%, 1/12/32(1)	616,000	620,278
Dresdner Funding Trust I, 8.15%, 6/30/31(1)	311,000	342,429
Fifth Third Financial Corp., VRN, 5.98%, 1/30/30	505,000	529,419
First Horizon Bank, 5.75%, 5/1/30	285,000	295,688
FNB Corp., VRN, 5.72%, 12/11/30	416,000	427,916
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	831,000	868,565
Freedom Mortgage Holdings LLC, 6.875%, 5/1/31(1)	255,000	246,138
Huntington Bancshares, Inc., VRN, 4.62%, 1/28/32	365,000	368,545
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(1)	417,000	403,197
Morgan Stanley Private Bank NA, VRN, 4.21%, 2/8/30	465,000	467,275
Morgan Stanley Private Bank NA, VRN, 4.73%, 7/18/31	710,000	723,133
Morgan Stanley Private Bank NA, VRN, 4.47%, 11/19/31	133,000	133,847
Toronto-Dominion Bank, 4.11%, 10/13/28	740,000	743,677
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	600,000	628,234
Truist Bank, VRN, 4.14%, 1/27/29	405,000	406,092
Truist Bank, VRN, 4.63%, 9/17/29	530,000	536,070
Truist Bank, VRN, 4.14%, 10/23/29	869,000	870,214
Wells Fargo & Co., VRN, 4.18%, 1/23/30	525,000	526,932
Western Alliance Bancorp, VRN, 3.00%, 6/15/31	515,000	509,788
Zions Bancorp NA, 3.25%, 10/29/29	700,000	665,937
Zions Bancorp NA, VRN, 4.48%, 2/9/29	555,000	555,336
		14,615,776
Building Products — 0.6%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	290,000	276,862
Standard Industries, Inc., 4.75%, 1/15/28(1)	840,000	837,943
		1,114,805
Capital Markets — 5.3%
Ares Strategic Income Fund, 5.70%, 3/15/28	346,000	348,887
Bank of New York Mellon Corp., VRN, 4.03%, 1/22/30	570,000	571,035
Blackstone Private Credit Fund, 5.95%, 7/16/29	578,000	582,557
Blue Owl Capital Corp., 3.40%, 7/15/26	580,000	575,026
Blue Owl Credit Income Corp., 7.75%, 9/16/27	255,000	260,087
Blue Owl Credit Income Corp., 7.75%, 1/15/29	615,000	638,097
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(2)	431,000	428,672
Citadel Finance LLC, 4.75%, 2/14/29(1)	330,000	328,531
70

Schedule of Investments - Short Duration Strategic Income ETF

	Principal Amount/Shares	Value
Coinbase Global, Inc., 3.375%, 10/1/28(1)	$445,000	$424,790
Goldman Sachs BDC, Inc., 5.10%, 1/28/29	158,000	155,936
Goldman Sachs Group, Inc., VRN, 4.52%, 1/21/32	485,000	488,101
Goldman Sachs Private Credit Corp., 5.05%, 2/23/28(1)	255,000	253,482
Golub Capital BDC, Inc., 7.05%, 12/5/28	336,000	349,802
Golub Capital Private Credit Fund, 5.45%, 8/15/28(1)	380,000	380,011
HPS Corporate Lending Fund, 5.45%, 1/14/28	450,000	452,063
HPS Corporate Lending Fund, 4.90%, 9/11/28(1)	225,000	222,066
HPS Corporate Lending Fund, 5.15%, 4/2/29(1)	175,000	173,677
Morgan Stanley, VRN, 4.13%, 10/18/29	915,000	916,531
North Haven Private Income Fund LLC, 5.125%, 9/25/28(1)	467,000	463,223
Northern Trust Corp., VRN, 3.375%, 5/8/32	1,373,000	1,359,446
		9,372,020
Consumer Finance — 0.5%
Avilease Capital Ltd., 4.75%, 11/12/30(1)	240,000	239,360
Stellantis Financial Services U.S. Corp., 4.95%, 9/15/28(1)	640,000	645,449
		884,809
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, 3/31/31(1)	155,000	156,237
Diversified REITs — 3.4%
American Assets Trust LP, 3.375%, 2/1/31	605,000	557,408
Brandywine Operating Partnership LP, 8.875%, 4/12/29	640,000	680,418
Equinix Asia Financing Corp. Pte. Ltd., 4.40%, 3/15/31(3)	305,000	304,842
Global Net Lease, Inc., 4.50%, 9/30/28(1)	815,000	801,961
Kilroy Realty LP, 4.25%, 8/15/29	650,000	638,950
Kilroy Realty LP, 3.05%, 2/15/30	420,000	391,517
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 2/15/32(1)	103,000	110,313
Piedmont Operating Partnership LP, 6.875%, 7/15/29	515,000	547,613
Store Capital LLC, 4.95%, 2/11/31(1)	585,000	590,492
Trust 2401, 4.87%, 1/15/30(1)	400,000	395,870
Trust 2401, 7.70%, 1/23/32(1)	200,000	220,937
Trust Fibra Uno, 4.87%, 1/15/30(1)	340,000	334,943
Vornado Realty LP, 2.15%, 6/1/26	363,000	360,203
		5,935,467
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 7.30%, 8/15/26	45,000	45,614
Sprint Capital Corp., 6.875%, 11/15/28	980,000	1,051,482
		1,097,096
Electric Utilities — 0.8%
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76	273,000	275,505
Empresas Publicas de Medellin ESP, 4.25%, 7/18/29(1)	200,000	189,410
Hawaiian Electric Co., Inc., 6.00%, 10/1/33(1)	307,000	313,059
VoltaGrid LLC, 7.375%, 11/1/30(1)	311,000	324,890
Xcel Energy, Inc., VRN, 5.75%, 12/3/56(3)	348,000	348,869
		1,451,733
Electrical Equipment — 0.0%
WESCO Distribution, Inc., 5.25%, 4/15/31(1)	53,000	53,039
Energy Equipment and Services — 0.1%
Enerflex, Inc., 6.875%, 1/15/31(1)	145,000	150,346
Entertainment — 0.7%
Discovery Global Holdings, Inc., 3.76%, 3/15/27	785,000	775,089
71

Schedule of Investments - Short Duration Strategic Income ETF

		Principal Amount/Shares	Value
Discovery Global Holdings, Inc., 4.30%, 1/17/30	EUR	396,000	$452,263
			1,227,352
Financial Services — 2.4%
Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(1)		$282,000	289,377
Atlas Warehouse Lending Co. LP, 4.625%, 11/15/28(1)		278,000	278,095
Corebridge Global Funding, 4.45%, 10/2/30(1)		771,000	773,626
Corebridge Global Funding, 4.55%, 1/9/31(1)		470,000	471,758
Essent Group Ltd., 6.25%, 7/1/29		745,000	784,288
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)		500,000	498,485
NMI Holdings, Inc., 6.00%, 8/15/29		660,000	685,271
Rocket Cos., Inc., 6.125%, 8/1/30(1)		260,000	266,895
Rocket Cos., Inc., 6.375%, 8/1/33(1)		65,000	67,260
UWM Holdings LLC, 6.25%, 3/15/31(1)		151,000	145,997
			4,261,052
Food Products — 0.2%
MARB BondCo PLC, 3.95%, 1/29/31(1)		400,000	365,110
Ground Transportation — 0.4%
Ashtead Capital, Inc., 4.375%, 8/15/27(1)		350,000	349,621
Fedex Freight Holding Co., Inc., 4.65%, 3/15/31(1)		341,000	343,002
			692,623
Health Care Equipment and Supplies — 1.0%
Baxter International, Inc., 4.45%, 2/15/29		655,000	657,927
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)		1,073,000	1,108,647
			1,766,574
Health Care Providers and Services — 0.5%
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)		395,000	387,213
IQVIA, Inc., 5.00%, 5/15/27(1)		375,000	374,403
Universal Health Services, Inc., 1.65%, 9/1/26		175,000	172,721
			934,337
Hotel & Resort REITs — 0.5%
Service Properties Trust, 0.00%, 9/30/27(1)(4)		931,000	850,313
Hotels, Restaurants and Leisure — 0.2%
Carnival Corp., 5.125%, 5/1/29(1)		386,000	391,721
Household Durables — 0.6%
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(1)		529,000	540,025
TopBuild Corp., 3.625%, 3/15/29(1)		488,000	472,649
			1,012,674
Independent Power and Renewable Electricity Producers — 0.2%
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28(1)		420,000	428,943
Insurance — 1.9%
F&G Annuities & Life, Inc., 6.50%, 6/4/29		970,000	999,110
Fortitude Global Funding, 4.625%, 10/6/28(1)		512,000	513,909
GA Global Funding Trust, 5.20%, 12/9/31(1)		395,000	399,266
Global Atlantic Fin Co., 4.40%, 10/15/29(1)		880,000	866,708
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)		546,000	542,001
			3,320,994
Interactive Media and Services — 0.6%
Alphabet, Inc., 3.70%, 2/15/29		595,000	595,656
Alphabet, Inc., 4.10%, 2/15/31		515,000	518,504
			1,114,160
IT Services — 0.2%
CoreWeave, Inc., 9.25%, 6/1/30(1)(2)		331,000	324,542
72

Schedule of Investments - Short Duration Strategic Income ETF

	Principal Amount/Shares	Value
Media — 3.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	$153,000	$153,210
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	450,000	449,304
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	460,000	445,024
Discovery Communications LLC, 3.95%, 3/20/28	272,000	262,480
Discovery Communications LLC, 4.125%, 5/15/29	515,000	508,256
Nexstar Media, Inc., 4.75%, 11/1/28(1)	800,000	796,557
Omnicom Group, Inc., 4.20%, 3/2/29(3)	546,000	547,292
Paramount Global, 2.90%, 1/15/27	1,135,000	1,115,078
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	650,000	634,971
TEGNA, Inc., 4.625%, 3/15/28	490,000	489,004
Univision Communications, Inc., 7.375%, 6/30/30(1)	570,000	570,481
		5,971,657
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	434,000	457,964
Multi-Utilities — 0.6%
Black Hills Corp., 4.55%, 1/31/31	595,000	601,115
Sempra, VRN, 4.125%, 4/1/52	516,000	509,683
		1,110,798
Oil, Gas and Consumable Fuels — 4.8%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	640,000	668,468
Cenovus Energy, Inc., 4.65%, 3/20/31	714,000	723,297
Enbridge, Inc., VRN, 6.00%, 1/15/77	750,000	756,171
Equinor ASA, 4.50%, 9/3/30	1,141,000	1,166,198
Expand Energy Corp., 5.375%, 3/15/30	870,000	883,354
Ovintiv, Inc., 7.20%, 11/1/31	198,000	221,794
Ovintiv, Inc., 7.375%, 11/1/31	147,000	166,263
Permian Resources Operating LLC, 5.875%, 7/1/29(1)	559,000	561,190
Petroleos Mexicanos, 5.95%, 1/28/31	657,000	644,275
PRIO Luxembourg Holding SARL, 6.75%, 10/15/30(1)	200,000	197,352
Sunoco LP, 5.875%, 3/15/34(1)	174,000	174,782
Targa Resources Corp., 4.35%, 1/15/29	838,000	845,061
Targa Resources Corp., 4.35%, 4/15/31(3)	340,000	340,105
Venture Global LNG, Inc., 7.00%, 1/15/30(1)	655,000	664,814
Venture Global Plaquemines LNG LLC, 6.125%, 12/15/30(1)	260,000	270,216
Western Midstream Operating LP, 4.80%, 3/1/31	204,000	205,798
		8,489,138
Paper and Forest Products — 0.4%
Louisiana-Pacific Corp., 3.625%, 3/15/29(1)	656,000	638,616
Passenger Airlines — 1.5%
American Airlines Pass-Through Trust, Class A, 3.70%, 4/1/28	6,587	6,567
American Airlines, Inc., 7.25%, 2/15/28(1)	740,000	754,614
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	16	18
Avianca Midco 2 PLC, 9.625%, 2/14/30(1)(2)	200,000	202,183
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)	340,000	345,831
United Airlines Holdings, Inc., 5.375%, 3/1/31	390,000	398,116
United Airlines, Inc., 4.625%, 4/15/29(1)	860,000	859,923
		2,567,252
Professional Services — 0.5%
Concentrix Corp., 6.60%, 8/2/28(2)	540,000	544,851
Verisk Analytics, Inc., 4.45%, 3/15/31	285,000	286,475
		831,326
73

Schedule of Investments - Short Duration Strategic Income ETF

	Principal Amount/Shares	Value
Real Estate Management and Development — 0.3%
Arbor Realty SR, Inc., 8.50%, 12/15/28(1)	$475,000	$462,519
Semiconductors and Semiconductor Equipment — 0.2%
Micron Technology, Inc., 5.30%, 1/15/31	283,000	297,294
Software — 1.0%
AppLovin Corp., 5.125%, 12/1/29	628,000	641,451
AppLovin Corp., 5.375%, 12/1/31	390,000	402,079
Oracle Corp., 4.95%, 2/4/31	285,000	284,499
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	420,000	428,457
		1,756,486
Specialized REITs — 1.4%
EPR Properties, 4.50%, 6/1/27	1,510,000	1,513,310
SBA Communications Corp., 3.125%, 2/1/29	935,000	899,514
		2,412,824
Specialty Retail — 0.2%
Advance Auto Parts, Inc., 7.00%, 8/1/30(1)	362,000	371,618
Trading Companies and Distributors — 0.6%
Aircastle Ltd., 6.50%, 7/18/28(1)	210,000	220,886
Herc Holdings, Inc., 7.00%, 6/15/30(1)	790,000	828,348
		1,049,234
TOTAL CORPORATE BONDS (Cost $79,643,728)		80,176,342
ASSET-BACKED SECURITIES — 12.4%
ACM Auto Trust, Series 2023-2A, Class B, 9.85%, 6/20/30(1)	156,917	158,298
ACM Auto Trust, Series 2025-2A, Class A, SEQ, 5.55%, 6/20/28(1)	315,121	315,631
ACM Auto Trust, Series 2025-2A, Class B, 7.25%, 2/20/32(1)	373,000	377,183
ACM Auto Trust, Series 2025-3A, Class B, 6.08%, 7/20/32(1)	564,000	564,349
ACM Auto Trust, Series 2025-4A, Class A, SEQ, 5.87%, 5/20/30(1)	281,224	282,538
Aligned Data Centers Issuer LLC, Series 2022-1A, Class A2, SEQ, 6.35%, 10/15/47(1)	250,000	250,902
Aqua Finance Issuer Trust, Series 2025-B, Class D, 6.16%, 5/17/51(1)	343,000	350,191
Avant Loans Funding Trust, Series 2026-REV1, Class D, 5.56%, 5/15/36(1)	501,000	500,875
Barclays Mortgage Loan Trust, Series 2026-CES1, Class A2, 5.15%, 1/25/56(1)	712,000	711,999
CARS-DB5 LP, Series 2021-1A, Class A3, SEQ, 1.92%, 8/15/51(1)	246,094	242,713
Centersquare Issuer LLC, Series 2025-3A, Class A2, SEQ, 5.00%, 8/25/55(1)	360,266	351,509
Cherry Securitization Trust, Series 2025-1A, Class B, 6.53%, 11/15/32(1)	365,000	372,436
College Avenue Student Loans LLC, Series 2019-A, Class C, 4.46%, 12/28/48(1)	297,384	293,262
Compass Datacenters Issuer III LLC, Series 2026-1A, Class A23, SEQ, 5.44%, 2/25/56(1)	653,059	653,059
Concord Music Royalties LLC, Series 2024-1A, Class A, SEQ, 5.64%, 10/20/74(1)	413,000	416,940
Concord Music Royalties LLC, Series 2025-1A, Class A2, SEQ, 5.51%, 7/20/75(1)	251,000	254,370
DataBank Issuer, Series 2026-1A, Class A2, SEQ, 5.81%, 2/25/56(1)	569,000	576,852
DataBank Issuer LLC, Series 2023-1A, Class A2, SEQ, 5.12%, 2/25/53(1)	302,000	302,157
Diamond Issuer LLC, Series 2021-1A, Class A, SEQ, 2.31%, 11/20/51(1)	165,000	160,222
EDI ABS Issuer 1 LLC, Series 2025-1A, Class B, 4.55%, 7/25/55(1)	147,000	139,594
FinBe USA Trust, Series 2025-1A, Class B, 6.60%, 12/16/30(1)	562,000	564,035
FIP Master Funding LLC, Series 2026-1A, Class A5, SEQ, 5.39%, 3/15/56(1)(3)	586,441	586,338
Flexential Issuer LLC, Series 2025-1A, Class A2, SEQ, 6.03%, 10/25/60(1)	463,000	471,623
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A, SEQ, 1.93%, 7/20/48(1)	170,395	141,318
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 5.27%, (30-day average SOFR plus 1.60%), 8/25/54(1)	160,815	161,578
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38(1)	51,950	53,612
JP Morgan Mortgage Trust, Series 2025-CES5, Class A1A, 5.14%, 2/25/56(1)	482,467	486,083
JP Morgan Mortgage Trust, Series 2025-CES5, Class A1B, 5.24%, 2/25/56(1)	498,089	500,695
JP Morgan Mortgage Trust, Series 2026-CES1, Class A1A, 4.91%, 6/25/56(1)	813,857	817,996
74

Schedule of Investments - Short Duration Strategic Income ETF

	Principal Amount/Shares	Value
Kobalt Music Assets LP, Series 2024-1A, Class A2, SEQ, 6.625%, 4/7/64(1)	$272,000	$276,413
Lightpath Fiber Issuer LLC, Series 2026-1A, Class A2, SEQ, 5.60%, 3/25/56(1)(3)	522,582	522,567
LMRK Issuer Co. 2 LLC, Series 2025-1A, Class A, SEQ, 5.52%, 9/15/55(1)	288,000	293,985
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)	242,307	245,990
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, SEQ, 5.60%, 9/20/65(1)	143,555	145,721
M&T Bank RV Trust, Series 2026-1A, Class A, SEQ, 4.35%, 1/15/46(1)	945,000	955,152
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41%, 9/15/31(1)	246,000	246,805
Mosaic Solar Loan Trust, Series 2021-3A, Class B, 1.92%, 6/20/52(1)	403,976	298,699
Mosaic Solar Loan Trust, Series 2023-2A, Class A, SEQ, 5.36%, 9/22/53(1)	138,868	135,439
MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37(1)	37,230	37,069
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	200,000	131,828
OnDeck Asset Securitization Trust IV LLC, Series 2024-2A, Class B, 5.42%, 10/17/31(1)	143,000	143,806
Oportun Issuance Trust, Series 2026-A, Class D, 6.28%, 1/9/34(1)	629,000	634,734
Pawneee Equipment Receivables LLC, Series 2022-1, Class D, 7.23%, 7/17/28(1)	361,000	364,106
PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, SEQ, 5.84%, 9/15/39(1)	133,867	137,533
Purchasing Power Funding LLC, Series 2026-A, Class D, 5.40%, 8/15/30(1)	636,000	635,933
RCKT Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 6.03%, 2/25/44(1)	138,546	139,747
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)	57,022	57,899
RCKT Trust, Series 2025-1A, Class D, 5.42%, 7/25/34(1)	138,000	139,411
RNL PH Owner LLC, Series 2026-1A, Class C, 5.59%, 3/20/56(1)(3)	579,591	579,427
Santander Mortgage Asset Receivable Trust, Series 2025-CES1, Class A1A, 5.04%, 9/25/55(1)	645,499	650,735
Santander Mortgage Asset Receivable Trust, Series 2026-CES1, Class A1A, SEQ, 4.88%, 1/1/56(1)	596,634	599,653
Santander Mortgage Asset Receivable Trust, Series 2026-CES1, Class A1B, SEQ, 4.98%, 1/1/56(1)	919,811	924,893
Scalelogix ABS U.S. Issuer LLC, Series 2025-1A, Class B, 6.16%, 7/25/55(1)	248,000	251,626
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)	346,000	356,046
Stack Infrastructure Issuer LLC, Series 2026-1A, Class A2, SEQ, 5.00%, 3/25/56(1)(3)	564,478	553,320
Towd Point Mortgage Trust, Series 2024-CES3, Class A1, VRN, 6.29%, 5/25/64(1)	157,640	159,667
United Auto Credit Securitization Trust, Series 2026-1, Class D, 5.65%, 7/10/31(1)	495,000	498,619
Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55(1)	206,262	212,458
Vertical Bridge CC LLC, Series 2025-1A, Class C, 7.45%, 8/16/55(1)	259,741	267,152
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54(1)	197,126	200,410
TOTAL ASSET-BACKED SECURITIES (Cost $21,724,462)		21,855,201
COLLATERALIZED MORTGAGE OBLIGATIONS — 11.6%
Private Sponsor Collateralized Mortgage Obligations — 11.3%
Angel Oak Mortgage Trust, Series 2020-5, Class A2, SEQ, VRN, 1.58%, 5/25/65(1)	33,134	32,204
Barclays Mortgage Loan Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 12/25/65(1)	802,000	801,986
BRAVO Residential Funding Trust, Series 2025-NQM4, Class A2, 5.82%, 2/25/65(1)	470,442	475,554
BRAVO Residential Funding Trust, Series 2025-NQM7, Class A1B, 5.46%, 7/25/65(1)	265,946	268,476
BRAVO Residential Funding Trust, Series 2025-NQM9, Class A3, 5.55%, 9/25/65(1)	399,451	402,172
BRAVO Residential Funding Trust, Series 2025-SR1, Class A1, SEQ, 3.00%, 3/25/45(1)	365,845	354,617
Chase Home Lending Mortgage Trust, Series 2024-2, Class A6A, SEQ, VRN, 6.00%, 2/25/55(1)	118,979	119,554
Chase Home Lending Mortgage Trust, Series 2024-3, Class A4, SEQ, VRN, 6.00%, 2/25/55(1)	114,094	115,812
Chase Home Lending Mortgage Trust, Series 2024-6, Class A9A, VRN, 6.00%, 5/25/55(1)	103,370	104,721
Chase Home Lending Mortgage Trust, Series 2024-7, Class A4, VRN, 6.00%, 6/25/55(1)	195,523	196,894
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(1)	30,167	30,134
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	72,148	72,375
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	15,082	15,057
Chase Home Lending Mortgage Trust, Series 2025-2, Class A4, VRN, 6.00%, 12/25/55(1)	246,877	249,849
Chase Home Lending Mortgage Trust, Series 2025-5, Class A4A, VRN, 5.50%, 4/25/56(1)	199,575	202,050
Chase Home Lending Mortgage Trust, Series 2025-8, Class A4, SEQ, VRN, 6.00%, 6/25/56(1)	619,884	630,536
Chase Home Lending Mortgage Trust, Series 2025-8, Class A9, VRN, 6.25%, 6/25/56(1)	252,496	258,231
75

Schedule of Investments - Short Duration Strategic Income ETF

	Principal Amount/Shares	Value
Chase Home Lending Mortgage Trust, Series 2025-9, Class A4A, SEQ, VRN, 5.50%, 6/25/56(1)	$335,044	$339,574
Citigroup Mortgage Loan Trust, Inc., Series 2024-1, Class A7A, VRN, 6.00%, 7/25/54(1)	84,720	85,439
Citigroup Mortgage Loan Trust, Inc., Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)	141,144	141,643
Citigroup Mortgage Loan Trust, Inc., Series 2024-CMI1, Class A5, VRN, 5.50%, 6/25/54(1)	77,168	77,093
Citigroup Mortgage Loan Trust, Inc., Series 2025-2, Class A10, VRN, 6.00%, 2/25/55(1)	311,922	315,470
Cross Mortgage Trust, Series 2024-H3, Class A2, 6.58%, 6/25/69(1)	148,175	150,115
Ellington Financial Mortgage Trust, Series 2025-NQM3, Class A1B, 5.49%, 8/25/70(1)	355,980	359,646
GS Mortgage-Backed Securities Trust, Series 2024-PJ7, Class A7, SEQ, VRN, 5.50%, 11/25/54(1)	75,747	75,699
GS Mortgage-Backed Securities Trust, Series 2024-PJ8, Class A3, VRN, 5.00%, 2/25/55(1)	304,512	305,168
GS Mortgage-Backed Securities Trust, Series 2025-PJ5, Class A5, VRN, 5.50%, 10/25/55(1)	140,761	142,012
GS Mortgage-Backed Securities Trust, Series 2025-PJ6, Class A4, SEQ, VRN, 6.00%, 11/25/55(1)	263,626	268,868
GS Mortgage-Backed Securities Trust, Series 2025-PJ7, Class A5, SEQ, VRN, 5.50%, 12/25/55(1)	212,680	214,362
HOMES Trust, Series 2025-AFC3, Class A1, VRN, 4.93%, 8/25/60(1)	371,112	372,531
HOMES Trust, Series 2025-AFC3, Class A2, 5.14%, 8/25/60(1)	765,419	767,498
JP Morgan Mortgage Trust, Series 2023-6, Class A4, SEQ, VRN, 6.00%, 12/26/53(1)	141,773	144,049
JP Morgan Mortgage Trust, Series 2023-8, Class A4, SEQ, VRN, 6.00%, 2/25/54(1)	246,910	250,579
JP Morgan Mortgage Trust, Series 2024-1, Class A4, SEQ, VRN, 6.00%, 6/25/54(1)	123,392	124,067
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	97,823	97,883
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(1)	166,948	168,513
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(1)	35,595	35,640
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)	10,522	10,509
JP Morgan Mortgage Trust, Series 2024-8, Class A3, VRN, 5.50%, 1/25/55(1)	103,015	103,966
JP Morgan Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 1/25/55(1)	24,103	24,051
JP Morgan Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 2/25/55(1)	24,671	24,635
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	97,512	98,366
JP Morgan Mortgage Trust, Series 2025-5MPR, Class A3, 6.16%, 11/25/55(1)	208,451	211,644
JP Morgan Mortgage Trust, Series 2025-7MPR, Class A1D, SEQ, 5.32%, 2/25/56(1)	490,575	493,800
JP Morgan Mortgage Trust, Series 2025-CCM2, Class A4, SEQ, VRN, 6.00%, 9/25/55(1)	321,301	326,198
JP Morgan Mortgage Trust, Series 2025-NQM2, Class A1B, 5.57%, 9/25/65(1)	214,372	216,622
JP Morgan Mortgage Trust, Series 2025-NQM3, Class A1B, 5.50%, 11/25/65(1)	525,910	530,519
MFA Trust, Series 2023-NQM3, Class A1, SEQ, 6.62%, 7/25/68(1)	122,003	122,680
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A2, VRN, 6.00%, 7/25/54(1)	43,643	43,734
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A3, 6.14%, 11/25/69(1)	300,515	305,208
OBX Trust, Series 2024-J1, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	42,000	42,124
OBX Trust, Series 2024-NQM11, Class A3, 6.23%, 6/25/64(1)	155,013	156,806
OBX Trust, Series 2025-J1, Class A4, SEQ, VRN, 6.00%, 5/25/55(1)	257,188	262,669
OBX Trust, Series 2025-J3, Class A5, SEQ, VRN, 5.00%, 10/25/55(1)	258,393	259,045
OBX Trust, Series 2025-NQM11, Class A1B, 5.42%, 5/25/65(1)	442,615	446,734
OBX Trust, Series 2025-NQM13, Class A1B, 5.44%, 5/25/65(1)	484,073	488,972
PMT Loan Trust, Series 2025-J2, Class A9, VRN, 5.50%, 8/25/56(1)	347,167	350,734
PMT Loan Trust, Series 2025-J3, Class A8, VRN, 5.50%, 11/27/56(1)	272,747	275,743
PRKCM Trust, Series 2024-HOME1, Class A1, 6.43%, 5/25/59(1)	197,005	199,892
PRKCM Trust, Series 2025-AFC1, Class A1B, 5.10%, 10/25/60(1)	561,928	564,728
PRKCM Trust, Series 2026-AFC1, Class A1, VRN, 4.68%, 2/25/61(1)	599,048	599,179
Provident Funding Mortgage Trust, Series 2024-1, Class A2, VRN, 5.50%, 12/25/54(1)	696,450	704,363
Provident Funding Mortgage Trust, Series 2025-3, Class A4, VRN, 5.50%, 8/25/55(1)	225,937	228,541
Radian Mortgage Capital Trust, Series 2025-J2, Class A15, VRN, 5.50%, 11/25/55(1)	278,023	280,700
Rate Mortgage Trust, Series 2024-J1, Class A7, SEQ, VRN, 6.00%, 7/25/54(1)	36,723	36,708
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	134,120	134,228
Rate Mortgage Trust, Series 2024-J4, Class A5, SEQ, VRN, 5.50%, 12/25/54(1)	245,265	248,295
Rate Mortgage Trust, Series 2025-J2, Class A5, VRN, 5.50%, 7/25/55(1)	300,158	303,091
Santander Mortgage Asset Receivable Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 1/25/66(1)	448,839	449,531
76

Schedule of Investments - Short Duration Strategic Income ETF

	Principal Amount/Shares	Value
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	$92,466	$92,477
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	43,262	43,470
Sequoia Mortgage Trust, Series 2024-4, Class A4, VRN, 6.00%, 5/25/54(1)	140,144	141,336
Sequoia Mortgage Trust, Series 2024-8, Class A11, SEQ, VRN, 5.50%, 9/25/54(1)	34,013	33,951
Sequoia Mortgage Trust, Series 2024-8, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	84,931	85,188
Sequoia Mortgage Trust, Series 2024-9, Class A5, SEQ, VRN, 5.50%, 10/25/54(1)	58,055	58,239
Sequoia Mortgage Trust, Series 2025-5, Class A5, SEQ, VRN, 5.50%, 6/25/55(1)	289,465	292,321
Sequoia Mortgage Trust, Series 2025-6, Class A5, SEQ, VRN, 5.50%, 7/25/55(1)	338,869	343,516
Sequoia Mortgage Trust, Series 2025-7, Class A5, SEQ, VRN, 5.50%, 8/25/55(1)	266,188	267,909
Sequoia Mortgage Trust, Series 2025-8, Class A4, VRN, 5.50%, 9/25/55(1)	197,139	199,526
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 7.07%, (30-day average SOFR plus 3.40%), 11/25/33(1)	23,735	23,924
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(1)	24,365	23,043
Verus Securitization Trust, Series 2024-4, Class A1, 6.22%, 6/25/69(1)	93,796	95,067
Verus Securitization Trust, Series 2024-9, Class A3, 5.89%, 11/25/69(1)	235,022	237,212
Verus Securitization Trust, Series 2025-4, Class A3, 5.75%, 5/25/70(1)	125,311	126,505
Verus Securitization Trust, Series 2025-R1, Class A3, 5.77%, 5/25/65(1)	429,093	434,467
Vista Point Securitization Trust, Series 2020-2, Class A1, VRN, 1.48%, 4/25/65(1)	32,836	32,051
		19,840,288
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FHLMC, Series 2022-DNA5, Class M1A, VRN, 6.62%, (30-day average SOFR plus 2.95%), 6/25/42(1)	31,033	31,520
FHLMC, Series 2022-DNA6, Class M1A, VRN, 5.82%, (30-day average SOFR plus 2.15%), 9/25/42(1)	15,275	15,337
FHLMC, Series 377, Class C4, IO, 2.00%, 1/25/51	3,385,403	448,096
FNMA, Series 2024-R01, Class 1M1, VRN, 4.72%, (30-day average SOFR plus 1.05%), 1/25/44(1)	54,379	54,410
		549,363
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $20,263,974)		20,389,651
U.S. TREASURY SECURITIES — 10.3%
U.S. Treasury Notes, 4.625%, 6/15/27(5)	525,000	532,609
U.S. Treasury Notes, 3.50%, 9/30/27	9,910,000	9,921,613
U.S. Treasury Notes, 3.50%, 10/31/27	1,025,000	1,026,241
U.S. Treasury Notes, 3.375%, 11/30/27	4,500,000	4,497,539
U.S. Treasury Notes, 3.375%, 12/31/27	1,000,000	999,570
U.S. Treasury Notes, 3.75%, 1/31/31	1,200,000	1,212,375
TOTAL U.S. TREASURY SECURITIES (Cost $18,133,511)		18,189,947
CONVERTIBLE PREFERRED SECURITIES — 7.1%
Banks — 6.7%
Australia & New Zealand Banking Group Ltd., 6.75%(1)	200,000	201,780
Banco Bilbao Vizcaya Argentaria SA, 6.125%	800,000	810,183
Banco Davivienda SA, 6.65%(1)	211,000	196,314
Banco Mercantil del Norte SA, 5.875%(1)	420,000	419,828
Banco Santander SA, 4.75%	800,000	799,720
Barclays PLC, 8.00%	645,000	688,287
BNP Paribas SA, 8.50%(1)	865,000	925,298
Commerzbank AG, 7.50%	200,000	212,311
Danske Bank AS, 4.375%	810,000	809,328
HSBC Holdings PLC, 6.50%	647,000	661,419
HSBC Holdings PLC, 6.875%	320,000	333,242
ING Groep NV, 4.875%	812,000	792,637
ING Groep NV, 7.50%	450,000	468,959
Lloyds Banking Group PLC, 8.00%	585,000	635,906
Macquarie Bank Ltd., 6.125%(1)	420,000	425,374
Skandinaviska Enskilda Banken AB, 6.875%	600,000	613,674
77

Schedule of Investments - Short Duration Strategic Income ETF

	Principal Amount/Shares	Value
Societe Generale SA, 6.75%(1)	200,000	$203,532
Societe Generale SA, 9.375%(1)	600,000	639,802
Standard Chartered PLC, 7.75%(1)	200,000	208,186
Standard Chartered PLC, 7.875%(1)	200,000	214,768
Svenska Handelsbanken AB, 4.375%	400,000	397,002
Swedbank AB, 7.625%	1,000,000	1,049,962
		11,707,512
Capital Markets — 0.4%
UBS Group AG, 9.25%(1)	715,000	779,930
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $12,375,328)		12,487,442
PREFERRED SECURITIES — 3.9%
Banks — 1.3%
Bank of America Corp., 4.375%	735,000	730,642
Citigroup, Inc., 6.50%	325,000	329,954
Citigroup, Inc., 7.625%	425,000	450,678
JPMorgan Chase & Co., 3.65%	550,000	548,384
KeyCorp, 5.00%	320,000	319,294
		2,378,952
Capital Markets — 0.8%
Charles Schwab Corp., 4.00%	637,000	635,215
Goldman Sachs Group, Inc., 3.80%	430,000	430,476
Northern Trust Corp., 4.60%	295,000	295,791
		1,361,482
Electric Utilities — 0.3%
NRG Energy, Inc., 10.25%(1)	461,000	507,801
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp., 8.00%(1)	590,000	601,411
Multi-Utilities — 0.3%
Dominion Energy, Inc., 4.35%	477,000	475,025
Oil, Gas and Consumable Fuels — 0.5%
Energy Transfer LP, 6.50%	170,000	170,871
Energy Transfer LP, 6.625%	317,000	321,325
Sunoco LP, 7.875%(1)	328,000	339,298
		831,494
Trading Companies and Distributors — 0.4%
Air Lease Corp., 4.65%	205,000	204,891
Aircastle Ltd., 5.25%(1)	509,000	509,063
		713,954
TOTAL PREFERRED SECURITIES (Cost $6,810,001)		6,870,119
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.6%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	$23,000	19,266
Bank, Series 2019-BN17, Class D, 3.00%, 4/15/52(1)	35,000	29,751
Benchmark Mortgage Trust, Series 2018-B5, Class B, 4.57%, 7/15/51	104,014	99,589
Benchmark Mortgage Trust, Series 2018-B5, Class D, VRN, 3.09%, 7/15/51(1)	100,000	79,759
Benchmark Mortgage Trust, Series 2019-B13, Class D, 2.50%, 8/15/57(1)	23,000	14,262
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)	68,000	52,709
Citigroup Commercial Mortgage Trust, Series 2020-555, Class E, VRN, 3.50%, 12/10/41(1)	623,000	569,747
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 4.92%, (1-month SOFR plus 1.26%), 11/15/38(1)	150,000	148,766
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 5.27%, (1-month SOFR plus 1.61%), 11/15/38(1)	200,000	198,481
78

Schedule of Investments - Short Duration Strategic Income ETF

	Principal Amount/Shares	Value
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 5.17%, (1-month SOFR plus 1.51%), 3/15/38(1)	$112,000	$111,188
LQR Trust, Series 2025-CALI, Class C, VRN, 5.91%, (1-month SOFR plus 2.25%), 1/15/43	511,000	511,559
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	22,000	18,182
Morgan Stanley Capital I Trust, Series 2018-L1, Class D, 3.00%, 10/15/51(1)	39,000	33,307
NCMF Trust, Series 2025-MFS, Class C, VRN, 6.04%, 6/10/33(1)	425,000	433,070
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, SEQ, VRN, 5.75%, 7/15/39(1)	200,000	204,693
SCG Mortgage Trust, Series 2024-MSP, Class B, VRN, 6.10%, (1-month SOFR plus 2.44%), 4/15/41(1)	261,000	261,203
SHR Trust, Series 2024-LXRY, Class B, VRN, 6.11%, (1-month SOFR plus 2.45%), 10/15/41(1)	247,000	248,005
SMRT Commercial Mortgage Trust, Series 2022-MINI, Class B, VRN, 5.01%, (1-month SOFR plus 1.35%), 1/15/39(1)	225,000	224,928
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, VRN, 5.10%, (1-month SOFR plus 1.44%), 2/15/42(1)	246,000	244,210
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.67%, 12/10/34(1)	300,000	305,393
UBS Commercial Mortgage Trust, Series 2018-C14, Class B, VRN, 5.10%, 12/15/51	220,000	214,001
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.14%, 12/15/51(1)	19,000	17,589
Velocity Commercial Capital Loan Trust, Series 2026-1, Class M2, VRN, 5.89%, 2/25/56(1)	265,411	267,657
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 6.13%, 3/15/40(1)	209,000	209,194
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class D, VRN, 2.60%, 11/15/50(1)	20,000	17,397
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,489,931)		4,533,906
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.1%
Colombia — 0.6%
Colombia Government International Bonds, 6.125%, 1/21/31	1,000,000	1,000,150
Mexico — 0.5%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(1)	853,000	868,900
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,860,148)		1,869,050
MUNICIPAL SECURITIES — 0.8%
Build NYC Resource Corp. Rev., (RiverSpring Health Senior Living, Inc. Obligated Group), 7.00%, 12/15/30 (1)	1,285,000	1,294,037
Florida Local Government Finance Commission Rev., (Ponte Vedra Pine Co. LLC Obligated Group), 6.75%, 11/15/30 (1)	210,000	211,911
TOTAL MUNICIPAL SECURITIES (Cost $1,495,000)		1,505,948
COLLATERALIZED LOAN OBLIGATIONS — 0.7%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.12%, (1-month SOFR plus 1.46%), 11/15/36(1)	34,302	34,319
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 5.92%, (1-month SOFR plus 2.26%), 9/15/35(1)	60,747	60,795
BXMT Ltd., Series 2021-FL4, Class AS, VRN, 5.08%, (1-month SOFR plus 1.41%), 5/15/38(1)	250,000	249,392
Capital Four U.S. CLO I Ltd., Series 2021-1A, Class B1R, VRN, 5.27%, (3-month SOFR plus 1.60%), 1/18/35(1)	125,000	125,447
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 5.61%, (3-month SOFR plus 1.96%), 11/15/28(1)	47,842	47,903
Golub Capital Partners CLO 79B Ltd., Series 2025-79A, Class B, VRN, 5.17%, (3-month SOFR plus 1.50%), 4/20/38(1)	700,000	700,987
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $1,208,606)		1,218,843
BANK LOAN OBLIGATIONS(6) — 0.1%
Passenger Airlines — 0.1%
American Airlines, Inc., 2024 1st Lien Term Loan B, 6.00%, (6-month SOFR plus 2.25%), 2/15/28 (Cost $129,324)	130,950	130,915
SHORT-TERM INVESTMENTS — 5.8%
Money Market Funds — 5.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,038,279	9,038,279
79

Schedule of Investments - Short Duration Strategic Income ETF

	Principal Amount/Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio(7)	1,157,180	$1,157,180
TOTAL SHORT-TERM INVESTMENTS (Cost $10,195,459)		10,195,459
TOTAL INVESTMENT SECURITIES — 101.9% (Cost $178,329,472)		179,422,823
OTHER ASSETS AND LIABILITIES — (1.9)%		(3,310,876)
TOTAL NET ASSETS — 100.0%		$176,111,947

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	38	June 2026	$7,952,391	$12,231
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	2	June 2026	$236,938	$(2,879)
U.S. Treasury 5-Year Notes	39	June 2026	4,295,484	(26,436)
U.S. Treasury 10-Year Notes	20	June 2026	2,276,250	(17,070)
U.S. Treasury 10-Year Ultra Notes	8	June 2026	933,875	(9,453)
			$7,742,547	$(55,838)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $89,767,258, which represented 51.0% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,116,735. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $359,992.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,157,180.

80

Schedule of Investments - Short Duration Strategic Income ETF
FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$80,176,342	—
Asset-Backed Securities	—	21,855,201	—
Collateralized Mortgage Obligations	—	20,389,651	—
U.S. Treasury Securities	—	18,189,947	—
Convertible Preferred Securities	—	12,487,442	—
Preferred Securities	—	6,870,119	—
Commercial Mortgage-Backed Securities	—	4,533,906	—
Sovereign Governments and Agencies	—	1,869,050	—
Municipal Securities	—	1,505,948	—
Collateralized Loan Obligations	—	1,218,843	—
Bank Loan Obligations	—	130,915	—
Short-Term Investments	$10,195,459	—	—
	$10,195,459	$169,227,364	—
Other Financial Instruments
Futures Contracts	$12,231	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$55,838	—	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Interest Rate
Liability Derivatives:
Payable for variation margin on futures contracts*	$21,963
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended February 28, 2026.

	Type of Risk Exposure
	Credit	Interest Rate	Total
Net realized gain (loss) on:
Futures contract transactions	—	$(29,791)	$(29,791)
Swap agreement transactions	$(75,433)	—	(75,433)
			$(105,224)
Change in net unrealized appreciation (depreciation) on:
Futures contracts	—	$(49,644)	$(49,644)
Swap agreements	$31,379	—	31,379
			$(18,265)

See Notes to Financial Statements.
81

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)
	California Municipal Bond ETF	Diversified Corporate Bond ETF
Assets
Investment securities, at value	$65,743,908	$773,184,656
Investment made with cash collateral received for securities on loan, at value	—	12,574,905
Foreign currency holdings, at value	—	42
Receivable for investments sold	—	5,018,858
Receivable for variation margin on futures contracts	—	362,867
Interest receivable	809,491	9,917,598
Securities lending receivable	—	9,207
	66,553,399	801,068,133

Liabilities
Payable for collateral received for securities on loan	—	12,574,905
Payable for investments purchased	395,646	25,059,236
Accrued management fees	13,748	161,113
	409,394	37,795,254

Net Assets	$66,144,005	$763,272,879

Shares outstanding (unlimited number of shares authorized)	1,300,000	15,950,000

Net Asset Value Per Share	$50.88	$47.85

Net Assets Consist of:
Capital paid in	$64,541,547	$763,426,937
Distributable earnings (loss)	1,602,458	(154,058)
	$66,144,005	$763,272,879

Investment securities, at cost	$63,947,782	$765,913,733
Investment securities on loan, at value	—	$13,366,976
Investment made with cash collateral received for securities on loan, at cost	—	$12,574,905
Foreign currency holdings, at cost	—	$42

See Notes to Financial Statements.
82

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)
	Diversified Municipal Bond ETF	Multisector Floating Income ETF
Assets
Investment securities, at value	$575,298,286	$23,182,771
Cash	3,397	—
Receivable for investments sold	95,252	—
Interest receivable	6,767,225	70,556
	582,164,160	23,253,327

Liabilities
Payable for investments purchased	5,256,744	500,000
Accrued management fees	117,589	4,710
	5,374,333	504,710

Net Assets	$576,789,827	$22,748,617

Shares outstanding (unlimited number of shares authorized)	11,250,000	450,000

Net Asset Value Per Share	$51.27	$50.55

Net Assets Consist of:
Capital paid in	$581,812,649	$22,736,011
Distributable earnings (loss)	(5,022,822)	12,606
	$576,789,827	$22,748,617

Investment securities, at cost	$561,891,439	$23,153,852

See Notes to Financial Statements.
83

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)
	Multisector Income ETF	Select High Yield ETF
Assets
Investment securities, at value	$203,673,964	$57,474,627
Investment made with cash collateral received for securities on loan, at value	1,204,325	2,071,163
Receivable for investments sold	—	469,677
Receivable for variation margin on futures contracts	206,076	—
Swap agreements, at value	10,154	—
Interest and dividends receivable	2,038,879	911,904
Securities lending receivable	798	1,317
	207,134,196	60,928,688

Liabilities
Payable for collateral received for securities on loan	1,204,325	2,071,163
Payable for investments purchased	4,826,287	357,098
Accrued management fees	53,184	20,192
	6,083,796	2,448,453

Net Assets	$201,050,400	$58,480,235

Shares outstanding (unlimited number of shares authorized)	4,500,000	1,250,000

Net Asset Value Per Share	$44.68	$46.78

Net Assets Consist of:
Capital paid in	$211,356,045	$60,176,748
Distributable earnings (loss)	(10,305,645)	(1,696,513)
	$201,050,400	$58,480,235

Investment securities, at cost	$201,539,923	$57,169,159
Investment securities on loan, at value	$1,154,385	$2,030,236
Investment made with cash collateral received for securities on loan, at cost	$1,204,325	$2,071,163

See Notes to Financial Statements.
84

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)
Short Duration Strategic Income ETF
Assets
Investment securities, at value	$178,265,643
Investment made with cash collateral received for securities on loan, at value	1,157,180
Cash	9,026
Foreign currency holdings, at value	9
Interest receivable	1,677,998
Securities lending receivable	1,982
181,111,838

Liabilities
Payable for collateral received for securities on loan	1,157,180
Payable for investments purchased	3,778,095
Payable for variation margin on futures contracts	21,963
Accrued management fees	42,653
4,999,891

Net Assets	$176,111,947

Shares outstanding (unlimited number of shares authorized)	3,400,000

Net Asset Value Per Share	$51.80

Net Assets Consist of:
Capital paid in	$174,178,477
Distributable earnings (loss)	1,933,470
$176,111,947

Investment securities, at cost	$177,172,292
Investment securities on loan, at value	$1,116,735
Investment made with cash collateral received for securities on loan, at cost	$1,157,180
Foreign currency holdings, at cost	$9

See Notes to Financial Statements.
85

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)
	California Municipal Bond ETF	Diversified Corporate Bond ETF
Investment Income (Loss)
Income:
Interest	$1,143,864	$17,233,439
Securities lending, net	—	37,950
	1,143,864	17,271,389

Expenses:
Management fees	77,960	929,187
Trustees' fees and expenses	395	2,661
Other expenses	72	3,966
	78,427	935,814

Net investment income (loss)	1,065,437	16,335,575

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	80,935	6,588,356
Futures contract transactions	(407)	2,500,488
	80,528	9,088,844

Change in net unrealized appreciation (depreciation) on:
Investments	2,430,752	(489,972)
Futures contracts	357	372,692
	2,431,109	(117,280)

Net realized and unrealized gain (loss)	2,511,637	8,971,564

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,577,074	$25,307,139

See Notes to Financial Statements.
86

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)
	Diversified Municipal Bond ETF	Multisector Floating Income ETF
Investment Income (Loss)
Income:
Interest	$10,942,317	$901,818

Expenses:
Management fees	771,239	46,361
Trustees' fees and expenses	2,213	—
Other expenses	94	—
	773,546	46,361

Fees waived	(53,189)	—
	720,357	46,361

Net investment income (loss)	10,221,960	855,457

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	99,496	11,586
Futures contract transactions	(94)	—
	99,402	11,586

Change in net unrealized appreciation (depreciation) on:
Investments	23,286,497	(55,140)
Futures contracts	455	—
	23,286,952	(55,140)

Net realized and unrealized gain (loss)	23,386,354	(43,554)

Net Increase (Decrease) in Net Assets Resulting from Operations	$33,608,314	$811,903

See Notes to Financial Statements.
87

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)
	Multisector Income ETF	Select High Yield ETF
Investment Income (Loss)
Income:
Interest	$5,105,599	$1,678,717
Dividends	89,222	—
Securities lending, net	7,147	7,425
Less foreign taxes withheld	(626)	—
	5,201,342	1,686,142

Expenses:
Management fees	316,837	119,298
Other expenses	1,555	—
	318,392	119,298

Net investment income (loss)	4,882,950	1,566,844

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,027,391	(66,778)
Futures contract transactions	734,848	—
Foreign currency translation transactions	32	—
	1,762,271	(66,778)

Change in net unrealized appreciation (depreciation) on:
Investments	(19,344)	142,820
Futures contracts	114,877	—
Swap agreements	10,154	—
Translation of assets and liabilities in foreign currencies	(137)	—
	105,550	142,820

Net realized and unrealized gain (loss)	1,867,821	76,042

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,750,771	$1,642,886

See Notes to Financial Statements.
88

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)
Short Duration Strategic Income ETF
Investment Income (Loss)
Income:
Interest	$3,460,897
Securities lending, net	4,989
3,465,886

Expenses:
Management fees	216,023
Other expenses	352
216,375

Net investment income (loss)	3,249,511

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	385,853
Futures contract transactions	(29,791)
Swap agreement transactions	(75,433)
Foreign currency translation transactions	(8)
280,621

Change in net unrealized appreciation (depreciation) on:
Investments	168,442
Futures contracts	(49,644)
Swap agreements	31,379
Translation of assets and liabilities in foreign currencies	2
150,179

Net realized and unrealized gain (loss)	430,800

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,680,311

See Notes to Financial Statements.
89

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2025
	California Municipal Bond ETF		Diversified Corporate Bond ETF
Increase (Decrease) in Net Assets	February 28, 2026	August 31, 2025	February 28, 2026	August 31, 2025
Operations
Net investment income (loss)	$1,065,437	$1,155,565	$16,335,575	$21,761,193
Net realized gain (loss)	80,528	(456,981)	9,088,844	(1,562,237)
Change in net unrealized appreciation (depreciation)	2,431,109	(678,714)	(117,280)	1,280,814
Net increase (decrease) in net assets resulting from operations	3,577,074	19,870	25,307,139	21,479,770

Distributions to Shareholders
From earnings	(1,050,865)	(1,057,335)	(15,983,840)	(20,685,860)

Capital Share Transactions
Proceeds from shares sold	12,499,255	29,361,960	264,204,432	274,882,050
Payments for shares redeemed	—	—	(76,291,090)	(4,617,630)
Other capital	22,499	52,852	7,186	8,509
Net increase (decrease) in net assets from capital share transactions	12,521,754	29,414,812	187,920,528	270,272,929

Net increase (decrease) in net assets	15,047,963	28,377,347	197,243,827	271,066,839

Net Assets
Beginning of period	51,096,042	22,718,695	566,029,052	294,962,213
End of period	$66,144,005	$51,096,042	$763,272,879	$566,029,052

Transactions in Shares of the Funds
Sold	250,000	600,000	5,550,000	5,900,000
Redeemed	—	—	(1,600,000)	(100,000)
Net increase (decrease) in shares of the funds	250,000	600,000	3,950,000	5,800,000

See Notes to Financial Statements.
90

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2025
	Diversified Municipal Bond ETF		Multisector Floating Income ETF
Increase (Decrease) in Net Assets	February 28, 2026	August 31, 2025	February 28, 2026	August 31, 2025
Operations
Net investment income (loss)	$10,221,960	$18,283,550	$855,457	$2,962,302
Net realized gain (loss)	99,402	(4,685,829)	11,586	(68,449)
Change in net unrealized appreciation (depreciation)	23,286,952	(14,957,893)	(55,140)	36,907
Net increase (decrease) in net assets resulting from operations	33,608,314	(1,360,172)	811,903	2,930,760

Distributions to Shareholders
From earnings	(10,236,370)	(17,940,085)	(1,040,675)	(3,171,740)

Capital Share Transactions
Proceeds from shares sold	65,201,375	62,904,830	—	—
Payments for shares redeemed	—	(34,241,390)	(27,752,239)	(7,544,790)
Other capital	82,499	210,406	295	3,064
Net increase (decrease) in net assets from capital share transactions	65,283,874	28,873,846	(27,751,944)	(7,541,726)

Net increase (decrease) in net assets	88,655,818	9,573,589	(27,980,716)	(7,782,706)

Net Assets
Beginning of period	488,134,009	478,560,420	50,729,333	58,512,039
End of period	$576,789,827	$488,134,009	$22,748,617	$50,729,333

Transactions in Shares of the Funds
Sold	1,300,000	1,250,000	—	—
Redeemed	—	(700,000)	(550,000)	(150,000)
Net increase (decrease) in shares of the funds	1,300,000	550,000	(550,000)	(150,000)

See Notes to Financial Statements.
91

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2025
	Multisector Income ETF		Select High Yield ETF
Increase (Decrease) in Net Assets	February 28, 2026	August 31, 2025	February 28, 2026	August 31, 2025
Operations
Net investment income (loss)	$4,882,950	$10,578,859	$1,566,844	$2,102,754
Net realized gain (loss)	1,762,271	1,920,919	(66,778)	(157,844)
Change in net unrealized appreciation (depreciation)	105,550	(1,891,954)	142,820	558,340
Net increase (decrease) in net assets resulting from operations	6,750,771	10,607,824	1,642,886	2,503,250

Distributions to Shareholders
From earnings	(5,095,505)	(11,110,650)	(1,540,305)	(2,076,585)

Capital Share Transactions
Proceeds from shares sold	46,536,085	8,730,355	11,664,455	11,570,226
Payments for shares redeemed	(22,167,915)	(21,758,733)	—	—
Other capital	1,423	1,021	1,676	1,308
Net increase (decrease) in net assets from capital share transactions	24,369,593	(13,027,357)	11,666,131	11,571,534

Net increase (decrease) in net assets	26,024,859	(13,530,183)	11,768,712	11,998,199

Net Assets
Beginning of period	175,025,541	188,555,724	46,711,523	34,713,324
End of period	$201,050,400	$175,025,541	$58,480,235	$46,711,523

Transactions in Shares of the Funds
Sold	1,050,000	200,000	250,000	250,000
Redeemed	(500,000)	(500,000)	—	—
Net increase (decrease) in shares of the funds	550,000	(300,000)	250,000	250,000

See Notes to Financial Statements.

92

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2025
	Short Duration Strategic Income ETF
Increase (Decrease) in Net Assets	February 28, 2026	August 31, 2025
Operations
Net investment income (loss)	$3,249,511	$3,773,297
Net realized gain (loss)	280,621	244,754
Change in net unrealized appreciation (depreciation)	150,179	105,337
Net increase (decrease) in net assets resulting from operations	3,680,311	4,123,388

Distributions to Shareholders
From earnings	(3,105,730)	(3,845,465)

Capital Share Transactions
Proceeds from shares sold	108,349,545	46,051,190
Payments for shares redeemed	(17,980,060)	(15,300,090)
Other capital	1,316	11,461
Net increase (decrease) in net assets from capital share transactions	90,370,801	30,762,561

Net increase (decrease) in net assets	90,945,382	31,040,484

Net Assets
Beginning of period	85,166,565	54,126,081
End of period	$176,111,947	$85,166,565

Transactions in Shares of the Funds
Sold	2,100,000	900,000
Redeemed	(350,000)	(300,000)
Net increase (decrease) in shares of the funds	1,750,000	600,000

See Notes to Financial Statements.
93

Notes to Financial Statements

FEBRUARY 28, 2026 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Delaware statutory trust. The financial statements herein relate to the following funds offered by the trust.

Fund Name	Herein Referenced As	Ticker	Exchange
American Century California Municipal Bond ETF	California Municipal Bond ETF	CATF	NYSE Arca, Inc.
American Century Diversified Corporate Bond ETF	Diversified Corporate Bond ETF	KORP	NYSE Arca, Inc.
American Century Diversified Municipal Bond ETF	Diversified Municipal Bond ETF	TAXF	NYSE Arca, Inc.
American Century Multisector Floating Income ETF	Multisector Floating Income ETF	FUSI	NYSE Arca, Inc.
American Century Multisector Income ETF	Multisector Income ETF	MUSI	NYSE Arca, Inc.
American Century Select High Yield ETF	Select High Yield ETF	AHYB	NYSE Arca, Inc.
American Century Short Duration Strategic Income ETF	Short Duration Strategic Income ETF	SDSI	The Nasdaq Stock Market LLC

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities, convertible bonds and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

94

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income, if any, are generally declared and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

95

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

ACIM has engaged Nomura Corporate Research and Asset Management Inc. (NCRAM) to serve as a subadvisor for Select High Yield ETF. NCRAM is responsible for making investment recommendations for the fund, subject to the oversight of the Board of Trustees and general supervision of the investment advisor and in accordance with the investment objective, polices and restrictions of the fund. ACIM pays all costs associated with retaining NCRAM as the subadvisor of the fund. A subsidiary of NCRAM’s parent company indirectly owns a non-controlling equity interest in ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee is as follows:

Annual Management Fee
California Municipal Bond ETF	0.27%
Diversified Corporate Bond ETF	0.29%
Diversified Municipal Bond ETF	0.29%*
Multisector Floating Income ETF	0.27%
Multisector Income ETF	0.35%
Select High Yield ETF	0.45%
Short Duration Strategic Income ETF	0.32%
*The investment advisor agreed to waive 0.02% of the fund's management fee. The investment advisor expects this waiver to continue until December 31, 2026 and cannot terminate it prior to such date without the approval of the Board of Trustees.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
California Municipal Bond ETF	American Century California Tax-Free and Municipal Funds	28%
Diversified Corporate Bond ETF	American Century Strategic Asset Allocations, Inc	7%
Multisector Floating Income ETF	American Century Investment Management, Inc. (ACIM)	49%
Multisector Income ETF	American Century Strategic Asset Allocations, Inc	38%
Short Duration Strategic Income ETF	American Century Strategic Asset Allocations, Inc	27%
96

4. Investment Transactions

Investment transactions, excluding short-term investments and in kind transactions, for the period ended February 28, 2026 were as follows:

	California Municipal Bond ETF	Diversified Corporate Bond ETF	Diversified Municipal Bond ETF
Purchases of U.S. Treasury and Government Agency obligations	—	—	—
Purchases of other investment securities	$16,797,890	$583,924,775	$102,295,853
Total Purchases	$16,797,890	$583,924,775	$102,295,853

Sales of U.S. Treasury and Government Agency obligations	—	—	—
Sales of other investment securities	$4,623,223	$509,167,614	$38,538,279
Total Sales	$4,623,223	$509,167,614	$38,538,279

	Multisector Floating Income ETF	Multisector Income ETF	Select High Yield ETF	Short Duration Strategic Income ETF
Purchases of U.S. Treasury and Government Agency obligations	$902,197	$21,925,549	—	$19,611,375
Purchases of other investment securities	$6,321,913	$126,662,536	$7,500,722	$102,670,766
Total Purchases	$7,224,110	$148,588,085	$7,500,722	$122,282,141

Sales of U.S. Treasury and Government Agency obligations	$4,009,192	$22,160,985	—	$48,215,454
Sales of other investment securities	$24,375,253	$123,294,719	$7,506,203	$78,119,915
Total Sales	$28,384,445	$145,455,704	$7,506,203	$126,335,369

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended February 28, 2026 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Diversified Corporate Bond ETF	$208,807,295	$74,868,355	$3,526,548
Multisector Floating Income ETF	—	$27,501,733	$(4,688)
Multisector Income ETF	$45,590,807	$21,809,521	$350,997
Select High Yield ETF	$11,014,054	—	—
Short Duration Strategic Income ETF	$106,747,779	$17,857,978	$194,422
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

6. Derivative Instruments

A fund may invest in various types of derivative instruments as permitted by its investment objectives and policies. The following is a summary of the primary underlying risks and derivative strategies used during the period. The Schedule of Investments provides additional information on the value and effect of a fund’s derivative instruments activity.

Credit Risk — The funds may be subject to credit risk in the normal course of pursuing their investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest
97

income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The average notional exposure to credit risk derivative instruments held during the period was as follows:

Short Duration Strategic Income ETF	$3,300,000

Interest Rate Risk — The funds may be subject to interest rate risk in the normal course of pursuing their investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The average notional exposure to interest rate risk derivative instruments held during the period was as follows:

	Futures Contracts Purchased	Futures Contracts Sold
California Municipal Bond ETF	$2,084,766	$685,406
Diversified Corporate Bond ETF	$61,454,883	$13,444,207
Diversified Municipal Bond ETF	$22,098,516	$5,825,953
Multisector Income ETF	$47,510,537	$2,573,328
Short Duration Strategic Income ETF	$8,724,448	$4,790,684

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The average notional exposure to interest rate risk derivative instruments held during the period was as follows:

Multisector Income ETF	$2,340,778

7. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

98

As of period end, the components of investments for federal income tax purposes were as follows:

	California Municipal Bond ETF	Diversified Corporate Bond ETF	Diversified Municipal Bond ETF
Federal tax cost of investments	$63,964,659	$778,495,910	$561,925,410
Gross tax appreciation of investments	$1,977,603	$8,767,968	$17,259,010
Gross tax depreciation of investments	(198,354)	(1,504,317)	(3,886,134)
Net tax appreciation (depreciation) of investments	$1,779,249	$7,263,651	$13,372,876

	Multisector Floating Income ETF	Multisector Income ETF	Select High Yield ETF	Short Duration Strategic Income ETF
Federal tax cost of investments	$23,153,852	$202,744,508	$59,273,347	$178,330,150
Gross tax appreciation of investments	$49,294	$2,774,116	$842,263	$1,256,559
Gross tax depreciation of investments	(20,375)	(640,335)	$(569,820)	$(163,886)
Net tax appreciation (depreciation) of investments	$28,919	$2,133,781	$272,443	$1,092,673

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2025, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
California Municipal Bond ETF	$(433,356)	$(12,332)
Diversified Corporate Bond ETF	$(11,627,513)	$(8,046,639)
Diversified Municipal Bond ETF	$(9,117,984)	$(11,041,631)
Multisector Floating Income ETF	$(72,681)	$(24,623)
Multisector Income ETF	$(8,291,007)	$(6,718,196)
Select High Yield ETF	$(762,178)	$(1,391,929)

99

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
California Municipal Bond ETF
2026(4)	$48.66	0.92	2.20	3.12	(0.92)	0.02	$50.88	6.51%	0.27%	3.70%	8%	$66,144
2025	$50.49	1.69	(1.98)	(0.29)	(1.62)	0.08	$48.66	(0.41)%	0.27%	3.43%	47%	$51,096
2024(5)	$50.00	0.21	0.17	0.38	—	0.11	$50.49	0.98%	0.27%	3.25%	5%	$22,719

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
(5)July 16, 2024 (fund inception) through August 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Diversified Corporate Bond ETF
2026(4)	$47.17	1.20	0.68	1.88	(1.20)	—	(1.20)	0.00(5)	$47.85	4.06%	0.29%	5.10%	81%	$763,273
2025	$47.57	2.39	(0.46)	1.93	(2.33)	—	(2.33)	0.00(5)	$47.17	4.19%	0.29%	5.13%	176%	$566,029
2024	$45.39	2.34	2.14	4.48	(2.30)	—	(2.30)	0.00(5)	$47.57	10.26%	0.29%	5.12%	198%	$294,962
2023	$46.35	1.91	(1.08)	0.83	(1.79)	—	(1.79)	0.00(5)	$45.39	1.85%	0.29%	4.18%	163%	$213,329
2022	$52.70	1.08	(6.45)	(5.37)	(0.98)	—	(0.98)	0.00(5)	$46.35	(10.30)%	0.29%	2.18%	181%	$143,685
2021	$52.72	0.93	0.66	1.59	(1.39)	(0.22)	(1.61)	0.00(5)	$52.70	3.08%	0.29%	1.77%	182%	$152,828

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Diversified Municipal Bond ETF
2026(4)	$49.06	0.96	2.21	3.17	(0.97)	0.01	$51.27	6.55%	0.27%	0.29%	3.84%	3.82%	9%	$576,790
2025	$50.91	1.82	(1.90)	(0.08)	(1.79)	0.02	$49.06	(0.14)%	0.29%	0.29%	3.65%	3.65%	36%	$488,134
2024	$49.30	1.69	1.54	3.23	(1.64)	0.02	$50.91	6.75%	0.29%	0.29%	3.38%	3.38%	25%	$478,560
2023	$49.81	1.39	(0.57)	0.82	(1.34)	0.01	$49.30	1.70%	0.29%	0.29%	2.82%	2.82%	28%	$340,198
2022	$55.48	0.89	(5.76)	(4.87)	(0.82)	0.02	$49.81	(8.82)%	0.29%	0.29%	1.70%	1.70%	46%	$276,446
2021	$53.61	1.00	1.83	2.83	(1.05)	0.09	$55.48	5.50%	0.29%	0.29%	1.82%	1.82%	14%	$163,663

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Multisector Floating Income ETF
2026(4)	$50.73	1.25	(0.05)	1.20	(1.38)	—	(1.38)	0.00(5)	$50.55	2.40%	0.27%	4.98%	27%	$22,749
2025	$50.88	2.72	0.01	2.73	(2.83)	(0.05)	(2.88)	0.00(5)	$50.73	5.52%	0.27%	5.36%	89%	$50,729
2024	$50.63	3.13	0.09	3.22	(3.15)	—	(3.15)	0.18	$50.88	6.99%	0.27%	6.18%	98%	$58,512
2023(6)	$50.00	1.41	0.19	1.60	(1.11)	—	(1.11)	0.14	$50.63	3.51%	0.28%	6.02%	24%	$20,252

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
(5)Per-share amount was less than $0.005.
(6)March 14, 2023 (fund inception) through August 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Multisector Income ETF
2026(4)	$44.31	1.18	0.44	1.62	(1.25)	0.00(5)	$44.68	3.71%	0.35%	5.39%	83%	$201,050
2025	$44.37	2.52	0.07	2.59	(2.65)	0.00(5)	$44.31	6.07%	0.36%	5.78%	163%	$175,026
2024	$42.57	2.46	1.78	4.24	(2.46)	0.02	$44.37	10.44%	0.36%	5.74%	147%	$188,556
2023	$43.99	2.19	(1.52)	0.67	(2.11)	0.02	$42.57	1.63%	0.35%	5.10%	174%	$159,641
2022	$50.24	1.67	(6.41)	(4.74)	(1.53)	0.02	$43.99	(9.60)%	0.35%	3.55%	147%	$114,363
2021(6)	$50.00	0.27	0.02	0.29	(0.13)	0.08	$50.24	0.75%	0.35%	3.08%	75%	$82,904

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
(5)Per-share amount was less than $0.005.
(6)June 29, 2021 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Select High Yield ETF
2026(4)	$46.71	1.37	0.08	1.45	(1.38)	0.00(5)	$46.78	3.17%	0.45%	5.91%	15%	$58,480
2025	$46.28	2.71	0.43	3.14	(2.71)	0.00(5)	$46.71	7.02%	0.45%	5.89%	39%	$46,712
2024	$44.25	2.56	2.07	4.63	(2.60)	0.00(5)	$46.28	10.89%	0.45%	5.72%	30%	$34,713
2023	$43.54	2.24	0.77	3.01	(2.30)	0.00(5)	$44.25	7.14%	0.45%	5.15%	18%	$30,978
2022(6)	$50.00	1.58	(6.54)	(4.96)	(1.51)	0.01	$43.54	(10.04)%	0.45%	4.32%	12%	$30,481

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
(5)Per-share amount was less than $0.005.
(6)November 16, 2021 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Short Duration Strategic Income ETF
2026(4)	$51.62	1.23	0.19	1.42	(1.22)	(0.02)	(1.24)	0.00(5)	$51.80	2.79%	0.32%	4.81%	91%	$176,112
2025	$51.55	2.62	0.18	2.80	(2.74)	—	(2.74)	0.01	$51.62	5.62%	0.32%	5.13%	188%	$85,167
2024	$50.53	2.78	1.07	3.85	(2.86)	—	(2.86)	0.03	$51.55	7.98%	0.32%	5.49%	207%	$54,126
2023(6)	$50.00	2.38	—(5)	2.38	(1.93)	—	(1.93)	0.08	$50.53	4.98%	0.32%	5.28%	195%	$35,370

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
(5)Per-share amount was less than $0.005.
(6)October 11, 2022 (fund inception) through August 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

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Semiannual Financial Statements and Other Information

February 28, 2026

American Century® Focused Dynamic Growth ETF (FDG)
American Century® Focused Large Cap Value ETF (FLV)
American Century® Large Cap Equity ETF (ACLC)
American Century® Large Cap Growth ETF (ACGR)
American Century® Mid Cap Growth Impact ETF (MID)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments - Focused Dynamic Growth ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 3.0%
Rocket Lab Corp.(1)	146,620	$10,131,442
Automobiles — 6.9%
Tesla, Inc.(1)	58,635	23,601,174
Biotechnology — 10.3%
Alnylam Pharmaceuticals, Inc.(1)	25,626	8,531,408
Argenx SE, ADR(1)	5,701	4,372,211
Ascendis Pharma AS, ADR(1)	45,270	10,570,545
Denali Therapeutics, Inc.(1)	64,755	1,371,511
Insmed, Inc.(1)	22,481	3,357,088
Regeneron Pharmaceuticals, Inc.	8,853	6,920,124
		35,122,887
Broadline Retail — 8.6%
Amazon.com, Inc.(1)	140,400	29,484,000
Capital Markets — 0.9%
Robinhood Markets, Inc., Class A(1)	18,646	1,414,299
S&P Global, Inc.	3,703	1,636,282
		3,050,581
Electric Utilities — 0.2%
Oklo, Inc.(1)	12,092	761,191
Electrical Equipment — 0.7%
Bloom Energy Corp., Class A(1)	14,676	2,284,613
Electronic Equipment, Instruments and Components — 1.9%
Cognex Corp.	35,432	1,927,501
Coherent Corp.(1)	18,189	4,709,678
		6,637,179
Energy Equipment and Services — 0.6%
TechnipFMC PLC	28,551	1,893,217
Entertainment — 4.7%
Netflix, Inc.(1)	121,925	11,734,062
Spotify Technology SA(1)	8,265	4,255,979
		15,990,041
Financial Services — 3.3%
Mastercard, Inc., Class A	16,332	8,447,074
Visa, Inc., Class A	8,409	2,692,057
		11,139,131
Health Care Equipment and Supplies — 1.9%
Intuitive Surgical, Inc.(1)	12,960	6,525,490
Hotels, Restaurants and Leisure — 1.9%
Cava Group, Inc.(1)(2)	7,166	590,980
Chipotle Mexican Grill, Inc.(1)	45,958	1,710,557
DoorDash, Inc., Class A(1)	23,822	4,203,868
		6,505,405
Insurance — 0.5%
Kinsale Capital Group, Inc.	4,487	1,748,449
Interactive Media and Services — 15.7%
Alphabet, Inc., Class C	171,992	53,563,469
IT Services — 2.8%
Okta, Inc.(1)	32,650	2,367,125
Shopify, Inc., Class A(1)	58,270	7,034,937
		9,402,062
2

Schedule of Investments - Focused Dynamic Growth ETF

	Shares	Value
Machinery — 1.1%
Westinghouse Air Brake Technologies Corp.	14,775	$3,899,861
Pharmaceuticals — 1.1%
Structure Therapeutics, Inc., ADR(1)	57,138	3,598,551
Professional Services — 0.7%
Paylocity Holding Corp.(1)	5,302	564,610
Verisk Analytics, Inc.	8,111	1,683,600
		2,248,210
Semiconductors and Semiconductor Equipment — 20.6%
ARM Holdings PLC, ADR(1)	22,550	2,873,998
Lam Research Corp.	14,732	3,445,667
Monolithic Power Systems, Inc.	4,834	5,524,005
NVIDIA Corp.	330,251	58,517,175
		70,360,845
Software — 12.4%
AppLovin Corp., Class A(1)	8,686	3,776,412
Aurora Innovation, Inc.(1)(2)	511,238	2,392,589
Cadence Design Systems, Inc.(1)	37,775	11,385,385
Docusign, Inc.(1)	27,482	1,238,614
Figma, Inc., Class A(1)(2)	6,623	194,650
HubSpot, Inc.(1)	3,719	983,713
Intuit, Inc.	3,474	1,420,970
Microsoft Corp.	38,778	15,229,672
Palantir Technologies, Inc., Class A(1)	40,821	5,600,233
		42,222,238
TOTAL COMMON STOCKS (Cost $249,343,909)		340,170,036
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	742,063	742,063
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,513,784	2,513,784
TOTAL SHORT-TERM INVESTMENTS (Cost $3,255,847)		3,255,847
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $252,599,756)		343,425,883
OTHER ASSETS AND LIABILITIES — (0.7)%		(2,550,731)
TOTAL NET ASSETS — 100.0%		$340,875,152

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,378,754. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,513,784.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.
3

Schedule of Investments - Focused Large Cap Value ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.2%
Aerospace and Defense — 1.6%
RTX Corp.	25,810	$5,229,622
Banks — 6.7%
Commerce Bancshares, Inc.	85,792	4,374,534
JPMorgan Chase & Co.	32,953	9,895,786
Truist Financial Corp.	166,900	8,229,839
		22,500,159
Beverages — 2.5%
PepsiCo, Inc.	49,461	8,395,510
Building Products — 2.1%
A.O. Smith Corp.	90,687	7,073,586
Capital Markets — 6.1%
Ameriprise Financial, Inc.	7,507	3,529,191
Blackrock, Inc.	10,099	10,737,560
Charles Schwab Corp.	64,505	6,140,876
		20,407,627
Chemicals — 1.5%
PPG Industries, Inc.	39,473	4,865,837
Communications Equipment — 3.7%
Cisco Systems, Inc.	79,552	6,321,202
F5, Inc.(1)	21,786	5,911,849
		12,233,051
Construction Materials — 1.9%
Amrize Ltd.(1)	95,171	6,185,163
Consumer Staples Distribution & Retail — 3.1%
Sysco Corp.	70,736	6,448,294
Target Corp.	32,963	3,750,860
		10,199,154
Containers and Packaging — 2.2%
Packaging Corp. of America	31,563	7,327,035
Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc.	93,206	4,673,349
Electric Utilities — 3.7%
Duke Energy Corp.	93,597	12,247,167
Electrical Equipment — 1.2%
Rockwell Automation, Inc.	10,157	4,138,470
Energy Equipment and Services — 1.8%
Baker Hughes Co.	92,617	6,044,185
Financial Services — 3.6%
Berkshire Hathaway, Inc., Class B(1)	24,065	12,151,622
Food Products — 2.4%
Mondelez International, Inc., Class A	131,906	8,122,771
Gas Utilities — 1.7%
Atmos Energy Corp.	30,164	5,634,334
Ground Transportation — 2.7%
Norfolk Southern Corp.	28,953	9,112,667
Health Care Equipment and Supplies — 7.0%
Becton Dickinson & Co.	55,957	9,875,292
Medtronic PLC	88,205	8,614,100
Zimmer Biomet Holdings, Inc.	50,537	4,974,862
		23,464,254
4

Schedule of Investments - Focused Large Cap Value ETF

	Shares	Value
Health Care Providers and Services — 2.8%
Henry Schein, Inc.(1)	68,467	$5,640,996
UnitedHealth Group, Inc.	12,999	3,812,217
		9,453,213
Household Durables — 1.2%
PulteGroup, Inc.	28,547	3,916,648
Household Products — 3.7%
Colgate-Palmolive Co.	41,269	4,091,409
Kimberly-Clark Corp.	74,266	8,276,203
		12,367,612
Insurance — 6.5%
Marsh & McLennan Cos., Inc.	77,151	14,407,178
Reinsurance Group of America, Inc.	33,632	7,255,431
		21,662,609
Interactive Media and Services — 2.3%
Alphabet, Inc., Class A	24,343	7,589,174
Life Sciences Tools and Services — 1.6%
IQVIA Holdings, Inc.(1)	29,496	5,274,180
Machinery — 1.7%
PACCAR, Inc.	45,324	5,714,903
Oil, Gas and Consumable Fuels — 7.3%
Chevron Corp.	49,366	9,219,594
ONEOK, Inc.	121,656	10,069,467
TotalEnergies SE	64,978	5,220,333
		24,509,394
Personal Care Products — 3.6%
Estee Lauder Cos., Inc., Class A	26,999	2,955,580
Unilever PLC, ADR	123,097	9,078,404
		12,033,984
Pharmaceuticals — 4.7%
Johnson & Johnson	41,841	10,394,560
Sanofi SA, ADR	107,272	5,219,855
		15,614,415
Semiconductors and Semiconductor Equipment — 5.1%
Analog Devices, Inc.	21,205	7,544,527
NXP Semiconductors NV	21,119	4,794,224
QUALCOMM, Inc.	34,032	4,844,796
		17,183,547
Software — 1.8%
Microsoft Corp.	15,248	5,988,499
TOTAL COMMON STOCKS (Cost $274,774,646)		331,313,741
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $1,676,200)	1,676,200	1,676,200
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $276,450,846)		332,989,941
OTHER ASSETS AND LIABILITIES — 0.3%		972,399
TOTAL NET ASSETS — 100.0%		$333,962,340

5

Schedule of Investments - Focused Large Cap Value ETF

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.
6

Schedule of Investments - Large Cap Equity ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.4%
Air Freight and Logistics — 0.5%
FedEx Corp.	3,698	$1,431,126
Automobiles — 1.4%
Tesla, Inc.(1)	9,839	3,960,296
Banks — 4.1%
Bank of America Corp.	74,846	3,729,576
JPMorgan Chase & Co.	13,769	4,134,831
Regions Financial Corp.	127,857	3,558,260
		11,422,667
Beverages — 0.8%
PepsiCo, Inc.	13,607	2,309,652
Biotechnology — 2.5%
AbbVie, Inc.	11,995	2,783,800
Gilead Sciences, Inc.	17,691	2,635,074
Vertex Pharmaceuticals, Inc.(1)	3,281	1,630,099
		7,048,973
Broadline Retail — 3.3%
Amazon.com, Inc.(1)	44,073	9,255,330
Building Products — 1.7%
Johnson Controls International PLC	16,551	2,388,310
Trane Technologies PLC	5,135	2,374,013
		4,762,323
Capital Markets — 4.4%
Ameriprise Financial, Inc.	3,327	1,564,089
Blackrock, Inc.	1,644	1,747,950
Goldman Sachs Group, Inc.	2,617	2,249,495
Intercontinental Exchange, Inc.	7,950	1,304,834
KKR & Co., Inc.	10,733	941,069
Morgan Stanley	11,640	1,938,176
S&P Global, Inc.	5,554	2,454,202
		12,199,815
Chemicals — 1.7%
Ecolab, Inc.	5,992	1,847,633
Linde PLC	5,841	2,967,695
		4,815,328
Communications Equipment — 0.9%
Motorola Solutions, Inc.	5,226	2,520,291
Consumer Finance — 0.8%
American Express Co.	7,571	2,338,682
Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp.	2,002	2,023,602
Sysco Corp.	25,638	2,337,160
		4,360,762
Containers and Packaging — 0.5%
Ball Corp.	22,136	1,485,990
Diversified Telecommunication Services — 0.4%
Verizon Communications, Inc.	19,940	999,792
Electric Utilities — 1.8%
NextEra Energy, Inc.	53,625	5,028,416
Electrical Equipment — 1.5%
Eaton Corp. PLC	5,863	2,204,019
7

Schedule of Investments - Large Cap Equity ETF

	Shares	Value
GE Vernova, Inc.	2,086	$1,822,330
		4,026,349
Electronic Equipment, Instruments and Components — 0.5%
Amphenol Corp., Class A	8,552	1,249,105
Energy Equipment and Services — 0.9%
SLB Ltd.	46,651	2,395,062
Entertainment — 0.9%
Liberty Media Corp.-Liberty Formula One, Class C(1)	4,330	396,585
Netflix, Inc.(1)	23,169	2,229,784
		2,626,369
Financial Services — 2.5%
Mastercard, Inc., Class A	8,691	4,495,072
Visa, Inc., Class A	7,661	2,452,593
		6,947,665
Ground Transportation — 1.0%
Uber Technologies, Inc.(1)	14,796	1,115,914
Union Pacific Corp.	5,816	1,541,124
		2,657,038
Health Care Equipment and Supplies — 1.1%
IDEXX Laboratories, Inc.(1)	2,458	1,614,242
Intuitive Surgical, Inc.(1)	2,619	1,318,693
		2,932,935
Health Care Providers and Services — 1.9%
Cencora, Inc.	4,066	1,513,121
Cigna Group	8,194	2,374,785
UnitedHealth Group, Inc.	4,439	1,301,826
		5,189,732
Health Care REITs — 1.1%
Welltower, Inc.	15,282	3,165,208
Hotels, Restaurants and Leisure — 1.4%
Airbnb, Inc., Class A(1)	3,648	492,881
Booking Holdings, Inc.	289	1,225,172
Marriott International, Inc., Class A	6,200	2,118,726
		3,836,779
Household Products — 2.1%
Church & Dwight Co., Inc.	13,630	1,429,242
Colgate-Palmolive Co.	10,459	1,036,905
Procter & Gamble Co.	19,627	3,281,634
		5,747,781
Industrial Conglomerates — 0.8%
Honeywell International, Inc.	9,560	2,328,720
Industrial REITs — 1.1%
Prologis, Inc.	21,837	3,113,301
Insurance — 1.5%
Marsh & McLennan Cos., Inc.	6,328	1,181,691
MetLife, Inc.	24,278	1,749,715
Progressive Corp.	5,207	1,112,528
		4,043,934
Interactive Media and Services — 8.0%
Alphabet, Inc., Class A	53,227	16,594,049
Meta Platforms, Inc., Class A	8,803	5,705,929
		22,299,978
8

Schedule of Investments - Large Cap Equity ETF

	Shares	Value
IT Services — 1.5%
International Business Machines Corp.	13,981	$3,358,376
MongoDB, Inc.(1)	2,122	697,013
		4,055,389
Life Sciences Tools and Services — 1.9%
Agilent Technologies, Inc.	7,298	885,831
Danaher Corp.	12,174	2,564,332
Thermo Fisher Scientific, Inc.	3,557	1,853,588
		5,303,751
Machinery — 3.2%
Cummins, Inc.	5,430	3,170,414
Deere & Co.	2,740	1,725,406
Parker-Hannifin Corp.	1,823	1,839,735
Xylem, Inc.	15,813	2,048,732
		8,784,287
Oil, Gas and Consumable Fuels — 1.7%
Cheniere Energy, Inc.	8,894	2,096,583
Williams Cos., Inc.	36,711	2,743,046
		4,839,629
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	14,523	905,800
Eli Lilly & Co.	4,025	4,234,260
Merck & Co., Inc.	12,926	1,600,497
Zoetis, Inc.	12,013	1,574,904
		8,315,461
Professional Services — 0.5%
Automatic Data Processing, Inc.	6,481	1,389,267
Semiconductors and Semiconductor Equipment — 15.3%
Analog Devices, Inc.	11,452	4,074,507
Applied Materials, Inc.	7,488	2,787,782
ASML Holding NV, NY Shares	929	1,347,570
Broadcom, Inc.	25,563	8,168,657
Lam Research Corp.	7,520	1,758,853
Micron Technology, Inc.	1,657	683,297
NVIDIA Corp.	123,058	21,804,647
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,644	1,739,550
		42,364,863
Software — 9.2%
AppLovin Corp., Class A(1)	2,256	980,841
Cadence Design Systems, Inc.(1)	8,697	2,621,276
Crowdstrike Holdings, Inc., Class A(1)	2,541	945,201
Dynatrace, Inc.(1)	27,348	982,340
Microsoft Corp.	43,252	16,986,791
Salesforce, Inc.	4,771	929,343
ServiceNow, Inc.(1)	12,134	1,310,593
Workday, Inc., Class A(1)	6,787	907,829
		25,664,214
Specialized REITs — 0.6%
Equinix, Inc.	1,579	1,538,357
Specialty Retail — 3.7%
Home Depot, Inc.	10,180	3,875,729
O'Reilly Automotive, Inc.(1)	16,660	1,564,041
TJX Cos., Inc.	20,182	3,262,622
9

Schedule of Investments - Large Cap Equity ETF

	Shares	Value
Tractor Supply Co.	32,070	$1,662,509
		10,364,901
Technology Hardware, Storage and Peripherals — 5.0%
Apple, Inc.	51,024	13,479,520
Western Digital Corp.	1,294	361,932
		13,841,452
Trading Companies and Distributors — 1.1%
Ferguson Enterprises, Inc.	5,162	1,346,043
United Rentals, Inc.	1,868	1,569,120
		2,915,163
TOTAL COMMON STOCKS (Cost $230,957,148)		275,876,133
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $818,387)	818,387	818,387
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $231,775,535)		276,694,520
OTHER ASSETS AND LIABILITIES — 0.3%		763,224
TOTAL NET ASSETS — 100.0%		$277,457,744

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.
10

Schedule of Investments - Large Cap Growth ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.1%
Aerospace and Defense — 1.1%
General Electric Co.	507	$173,526
Air Freight and Logistics — 0.6%
FedEx Corp.	263	101,781
Automobiles — 2.6%
Tesla, Inc.(1)	1,046	421,025
Banks — 0.3%
Regions Financial Corp.	1,819	50,623
Biotechnology — 1.6%
AbbVie, Inc.	725	168,258
Vertex Pharmaceuticals, Inc.(1)	190	94,398
		262,656
Broadline Retail — 4.2%
Amazon.com, Inc.(1)	3,007	631,470
eBay, Inc.	623	56,606
		688,076
Building Products — 1.4%
Johnson Controls International PLC	555	80,086
Trane Technologies PLC	328	151,641
		231,727
Capital Markets — 0.6%
KKR & Co., Inc.	436	38,228
S&P Global, Inc.	120	53,026
		91,254
Chemicals — 0.6%
Linde PLC	198	100,600
Communications Equipment — 0.5%
Motorola Solutions, Inc.	184	88,736
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp.	323	326,485
Sprouts Farmers Market, Inc.(1)	127	9,382
U.S. Foods Holding Corp.(1)	110	10,627
		346,494
Distributors — 0.1%
Pool Corp.	104	23,627
Electrical Equipment — 1.8%
Eaton Corp. PLC	109	40,975
GE Vernova, Inc.	161	140,650
Vertiv Holdings Co., Class A	428	109,093
		290,718
Electronic Equipment, Instruments and Components — 1.1%
Amphenol Corp., Class A	1,039	151,756
Coherent Corp.(1)	93	24,081
		175,837
Entertainment — 1.5%
Netflix, Inc.(1)	2,481	238,771
Financial Services — 5.7%
Apollo Global Management, Inc.	179	18,723
Mastercard, Inc., Class A	1,094	565,828
Visa, Inc., Class A	1,088	348,312
		932,863
11

Schedule of Investments - Large Cap Growth ETF

	Shares	Value
Ground Transportation — 0.6%
Uber Technologies, Inc.(1)	1,321	$99,630
Health Care Equipment and Supplies — 1.1%
IDEXX Laboratories, Inc.(1)	265	174,033
Health Care Providers and Services — 0.6%
Cencora, Inc.	27	10,048
Cigna Group	234	67,818
Elevance Health, Inc.	53	16,960
		94,826
Health Care REITs — 0.3%
Welltower, Inc.	215	44,531
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A(1)	201	36,584
Hotels, Restaurants and Leisure — 1.9%
Airbnb, Inc., Class A(1)	323	43,641
Booking Holdings, Inc.	30	127,180
Marriott International, Inc., Class A	384	131,224
		302,045
Interactive Media and Services — 10.2%
Alphabet, Inc., Class A	3,676	1,146,030
Meta Platforms, Inc., Class A	808	523,729
		1,669,759
IT Services — 0.8%
MongoDB, Inc.(1)	138	45,329
Okta, Inc.(1)	462	33,495
Snowflake, Inc., Class A(1)	329	55,407
		134,231
Life Sciences Tools and Services — 0.4%
Agilent Technologies, Inc.	500	60,690
Machinery — 1.4%
Cummins, Inc.	137	79,990
Parker-Hannifin Corp.	84	84,771
Xylem, Inc.	468	60,634
		225,395
Oil, Gas and Consumable Fuels — 0.2%
Cheniere Energy, Inc.	172	40,546
Pharmaceuticals — 3.3%
Eli Lilly & Co.	457	480,759
Zoetis, Inc.	398	52,178
		532,937
Professional Services — 0.4%
Automatic Data Processing, Inc.	328	70,310
Semiconductors and Semiconductor Equipment — 23.3%
Analog Devices, Inc.	371	131,998
Applied Materials, Inc.	444	165,301
ASML Holding NV, NY Shares	80	116,045
Broadcom, Inc.	2,747	877,804
Lam Research Corp.	945	221,026
Micron Technology, Inc.	48	19,794
NVIDIA Corp.	12,039	2,133,190
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	337	126,234
		3,791,392
12

Schedule of Investments - Large Cap Growth ETF

	Shares	Value
Software — 15.4%
AppLovin Corp., Class A(1)	184	$79,998
Cadence Design Systems, Inc.(1)	510	153,714
Crowdstrike Holdings, Inc., Class A(1)	226	84,068
Datadog, Inc., Class A(1)	393	44,000
Dynatrace, Inc.(1)	1,458	52,371
Intuit, Inc.	195	79,761
Microsoft Corp.	4,243	1,666,396
Palantir Technologies, Inc., Class A(1)	286	39,236
Palo Alto Networks, Inc.(1)	548	81,608
ServiceNow, Inc.(1)	1,772	191,394
Workday, Inc., Class A(1)	317	42,402
		2,514,948
Specialized REITs — 0.4%
Equinix, Inc.	64	62,353
Specialty Retail — 2.5%
Abercrombie & Fitch Co., Class A(1)	270	26,406
Burlington Stores, Inc.(1)	104	31,914
Carvana Co.(1)	170	56,807
O'Reilly Automotive, Inc.(1)	538	50,507
TJX Cos., Inc.	1,130	182,676
Tractor Supply Co.	978	50,700
		399,010
Technology Hardware, Storage and Peripherals — 9.3%
Apple, Inc.	5,720	1,511,109
Western Digital Corp.	37	10,349
		1,521,458
Textiles, Apparel and Luxury Goods — 0.6%
Amer Sports, Inc.(1)	2,079	78,961
Birkenstock Holding PLC(1)	279	11,620
		90,581
Trading Companies and Distributors — 0.4%
Fastenal Co.	472	21,731
United Rentals, Inc.	47	39,480
		61,211
TOTAL COMMON STOCKS (Cost $12,246,215)		16,144,784
EXCHANGE-TRADED FUNDS — 0.6%
iShares Russell 1000 Growth ETF (Cost $100,767)	223	100,392
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $43,628)	43,628	43,628
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $12,390,610)		16,288,804
OTHER ASSETS AND LIABILITIES — 0.0%		3,375
TOTAL NET ASSETS — 100.0%		$16,292,179

13

Schedule of Investments - Large Cap Growth ETF

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.
14

Schedule of Investments - Mid Cap Growth Impact ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.6%
Aerospace and Defense — 1.3%
Axon Enterprise, Inc.(1)	2,258	$1,224,739
Banks — 0.9%
NU Holdings Ltd., Class A(1)	53,012	794,120
Biotechnology — 5.5%
Alnylam Pharmaceuticals, Inc.(1)	4,052	1,348,992
Argenx SE, ADR(1)	164	125,775
Insmed, Inc.(1)	8,701	1,299,320
Natera, Inc.(1)	7,354	1,529,926
Viking Therapeutics, Inc.(1)(2)	21,926	741,976
		5,045,989
Building Products — 6.0%
Johnson Controls International PLC	38,496	5,554,973
Capital Markets — 5.0%
MSCI, Inc.	5,299	3,030,127
TPG, Inc.	36,355	1,578,534
		4,608,661
Commercial Services and Supplies — 2.8%
Republic Services, Inc.	11,379	2,605,791
Consumer Staples Distribution & Retail — 1.4%
Sprouts Farmers Market, Inc.(1)	17,240	1,273,519
Diversified Consumer Services — 1.0%
Bright Horizons Family Solutions, Inc.(1)	11,334	844,610
Duolingo, Inc.(1)	1,163	117,463
		962,073
Electrical Equipment — 6.2%
Hubbell, Inc.	5,384	2,754,616
Vertiv Holdings Co., Class A	11,469	2,923,333
		5,677,949
Financial Services — 1.5%
Affirm Holdings, Inc.(1)	13,082	614,592
Toast, Inc., Class A(1)	28,490	778,062
		1,392,654
Health Care Equipment and Supplies — 7.0%
Dexcom, Inc.(1)	32,849	2,412,102
GE HealthCare Technologies, Inc.	15,220	1,282,589
IDEXX Laboratories, Inc.(1)	882	579,236
Insulet Corp.(1)	8,808	2,172,141
		6,446,068
Hotels, Restaurants and Leisure — 1.9%
Chipotle Mexican Grill, Inc.(1)	46,922	1,746,437
Household Durables — 3.7%
TopBuild Corp.(1)	7,651	3,429,943
Independent Power and Renewable Electricity Producers — 4.6%
Vistra Corp.	24,645	4,285,519
IT Services — 5.3%
Cloudflare, Inc., Class A(1)	28,674	4,937,376
Life Sciences Tools and Services — 5.3%
Bio-Techne Corp.	22,166	1,307,794
ICON PLC(1)	7,263	785,421
IQVIA Holdings, Inc.(1)	4,808	859,719
15

Schedule of Investments - Mid Cap Growth Impact ETF

	Shares	Value
West Pharmaceutical Services, Inc.	7,736	$1,967,574
		4,920,508
Metals and Mining — 2.8%
Capstone Copper Corp.(1)	252,153	2,608,330
Oil, Gas and Consumable Fuels — 6.6%
Cameco Corp.	17,653	2,090,115
Targa Resources Corp.	16,879	3,980,068
		6,070,183
Pharmaceuticals — 0.6%
Structure Therapeutics, Inc., ADR(1)	8,335	524,938
Professional Services — 2.1%
Equifax, Inc.	9,431	1,970,702
Semiconductors and Semiconductor Equipment — 6.2%
Monolithic Power Systems, Inc.	5,011	5,726,270
Software — 6.4%
Cadence Design Systems, Inc.(1)	12,272	3,698,781
Zscaler, Inc.(1)	14,805	2,176,187
		5,874,968
Specialty Retail — 6.2%
Carvana Co.(1)	6,573	2,196,434
Tractor Supply Co.	67,722	3,510,708
		5,707,142
Textiles, Apparel and Luxury Goods — 3.4%
On Holding AG, Class A(1)	67,506	3,137,679
Trading Companies and Distributors — 3.9%
WESCO International, Inc.	12,365	3,579,668
TOTAL COMMON STOCKS (Cost $79,054,975)		90,106,199
SHORT-TERM INVESTMENTS — 2.5%
Money Market Funds — 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,318,499	2,318,499
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,981	1,981
TOTAL SHORT-TERM INVESTMENTS (Cost $2,320,480)		2,320,480
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $81,375,455)		92,426,679
OTHER ASSETS AND LIABILITIES — (0.1)%		(47,856)
TOTAL NET ASSETS — 100.0%		$92,378,823

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $558,766. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $555,616, which includes securities collateral of $553,635.

16

Schedule of Investments - Mid Cap Growth Impact ETF

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$87,497,869	$2,608,330	—
Short-Term Investments	2,320,480	—	—
	$89,818,349	$2,608,330	—

See Notes to Financial Statements.
17

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)
	Focused Dynamic Growth ETF	Focused Large Cap Value ETF
Assets
Investment securities, at value	$340,912,099	$332,989,941
Investment made with cash collateral received for securities on loan, at value	2,513,784	—
Cash	—	224
Receivable for investments sold	11,679	306,490
Receivable for capital shares sold	596,972	1,641,074
Dividends and interest receivable	64,726	709,774
Securities lending receivable	234	95
	344,099,494	335,647,598

Liabilities
Payable for collateral received for securities on loan	2,513,784	—
Payable for investments purchased	589,519	1,581,552
Accrued management fees	121,039	103,706
	3,224,342	1,685,258

Net Assets	$340,875,152	$333,962,340

Shares outstanding (unlimited number of shares authorized)	2,855,000	4,070,000

Net Asset Value Per Share	$119.40	$82.05

Net Assets Consist of:
Capital paid in	$243,846,968	$275,827,348
Distributable earnings (loss)	97,028,184	58,134,992
	$340,875,152	$333,962,340

Investment securities, at cost	$250,085,972	$276,450,846
Investment securities on loan, at value	$2,378,754	—
Investment made with cash collateral received for securities on loan, at cost	$2,513,784	—

See Notes to Financial Statements.
18

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)
	Large Cap Equity ETF	Large Cap Growth ETF
Assets
Investment securities, at value	$276,694,520	$16,288,804
Receivable for investments sold	494,087	—
Receivable for capital shares sold	2,351,313	—
Dividends and interest receivable	247,169	8,253
	279,787,089	16,297,057

Liabilities
Payable for investments purchased	2,246,094	—
Accrued management fees	83,251	4,878
	2,329,345	4,878

Net Assets	$277,457,744	$16,292,179

Shares outstanding (unlimited number of shares authorized)	3,540,000	260,000

Net Asset Value Per Share	$78.38	$62.66

Net Assets Consist of:
Capital paid in	$240,602,496	$12,020,533
Distributable earnings (loss)	36,855,248	4,271,646
	$277,457,744	$16,292,179

Investment securities, at cost	$231,775,535	$12,390,610

See Notes to Financial Statements.
19

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)
Mid Cap Growth Impact ETF
Assets
Investment securities, at value	$92,424,698
Investment made with cash collateral received for securities on loan, at value	1,981
Receivable for investments sold	582,316
Dividends and interest receivable	52,792
Securities lending receivable	86
93,061,873

Liabilities
Payable for collateral received for securities on loan	1,981
Payable for investments purchased	649,178
Accrued management fees	31,891
683,050

Net Assets	$92,378,823

Shares outstanding (unlimited number of shares authorized)	1,405,000

Net Asset Value Per Share	$65.75

Net Assets Consist of:
Capital paid in	$81,217,287
Distributable earnings (loss)	11,161,536
$92,378,823

Investment securities, at cost	$81,373,474
Investment securities on loan, at value	$558,766
Investment made with cash collateral received for securities on loan, at cost	$1,981

See Notes to Financial Statements.
20

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)
	Focused Dynamic Growth ETF	Focused Large Cap Value ETF
Investment Income (Loss)
Income:
Dividends	$284,592	$3,362,816
Interest	26,474	55,260
Securities lending, net	4,170	10,649
Less foreign taxes withheld	—	(16,600)
	315,236	3,412,125

Expenses:
Management fees	809,245	596,773
Other expenses	208	—
	809,453	596,773

Net investment income (loss)	(494,217)	2,815,352

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	40,480,415	9,839,311
Foreign currency translation transactions	—	(456)
	40,480,415	9,838,855

Change in net unrealized appreciation (depreciation) on investments	(29,037,313)	18,930,476

Net realized and unrealized gain (loss)	11,443,102	28,769,331

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,948,885	$31,584,683

See Notes to Financial Statements.
21

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)
	Large Cap Equity ETF	Large Cap Growth ETF
Investment Income (Loss)
Income:
Dividends	$1,531,853	$44,161
Interest	15,362	1,188
Less foreign taxes withheld	(2,538)	(248)
	1,544,677	45,101

Expenses:
Management fees	529,333	35,410

Net investment income (loss)	1,015,344	9,691

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	4,749,644	1,528,127
Change in net unrealized appreciation (depreciation) on investments	5,584,323	(1,274,709)

Net realized and unrealized gain (loss)	10,333,967	253,418

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,349,311	$263,109

See Notes to Financial Statements.
22

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)
Mid Cap Growth Impact ETF
Investment Income (Loss)
Income:
Dividends	$246,531
Interest	40,907
Securities lending, net	199
287,637

Expenses:
Management fees	206,529

Net investment income (loss)	81,108

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	4,733,993
Foreign currency translation transactions	(2,249)
4,731,744

Change in net unrealized appreciation (depreciation) on investments	(6,321,880)

Net realized and unrealized gain (loss)	(1,590,136)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,509,028)

See Notes to Financial Statements.
23

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2025
	Focused Dynamic Growth ETF		Focused Large Cap Value ETF
Increase (Decrease) in Net Assets	February 28, 2026	August 31, 2025	February 28, 2026	August 31, 2025
Operations
Net investment income (loss)	$(494,217)	$(647,052)	$2,815,352	$5,311,915
Net realized gain (loss)	40,480,415	35,076,437	9,838,855	13,725,584
Change in net unrealized appreciation (depreciation)	(29,037,313)	38,848,774	18,930,476	5,460,739
Net increase (decrease) in net assets resulting from operations	10,948,885	73,278,159	31,584,683	24,498,238

Distributions to Shareholders
From earnings	—	—	(2,542,882)	(4,864,215)

Capital Share Transactions
Proceeds from shares sold	94,944,417	151,886,147	66,487,601	101,653,770
Payments for shares redeemed	(110,759,928)	(121,229,617)	(31,542,647)	(88,279,022)
Other capital	—	7,162	—	52
Net increase (decrease) in net assets from capital share transactions	(15,815,511)	30,663,692	34,944,954	13,374,800

Net increase (decrease) in net assets	(4,866,626)	103,941,851	63,986,755	33,008,823

Net Assets
Beginning of period	345,741,778	241,799,927	269,975,585	236,966,762
End of period	$340,875,152	$345,741,778	$333,962,340	$269,975,585

Transactions in Shares of the Funds
Sold	755,000	1,480,000	865,000	1,470,000
Redeemed	(895,000)	(1,200,000)	(415,000)	(1,250,000)
Net increase (decrease) in shares of the funds	(140,000)	280,000	450,000	220,000

See Notes to Financial Statements.
24

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2025
	Large Cap Equity ETF		Large Cap Growth ETF
Increase (Decrease) in Net Assets	February 28, 2026	August 31, 2025	February 28, 2026	August 31, 2025
Operations
Net investment income (loss)	$1,015,344	$1,858,799	$9,691	$34,154
Net realized gain (loss)	4,749,644	33,664,674	1,528,127	1,008,492
Change in net unrealized appreciation (depreciation)	5,584,323	(16,702,796)	(1,274,709)	1,641,780
Net increase (decrease) in net assets resulting from operations	11,349,311	18,820,677	263,109	2,684,426

Distributions to Shareholders
From earnings	(739,404)	(2,053,570)	(7,051)	(33,054)

Capital Share Transactions
Proceeds from shares sold	52,909,132	86,349,865	619,857	2,833,566
Payments for shares redeemed	(28,813,437)	(123,645,215)	(3,996,792)	(3,427,591)
Net increase (decrease) in net assets from capital share transactions	24,095,695	(37,295,350)	(3,376,935)	(594,025)

Net increase (decrease) in net assets	34,705,602	(20,528,243)	(3,120,877)	2,057,347

Net Assets
Beginning of period	242,752,142	263,280,385	19,413,056	17,355,709
End of period	$277,457,744	$242,752,142	$16,292,179	$19,413,056

Transactions in Shares of the Funds
Sold	680,000	1,250,000	10,000	50,000
Redeemed	(370,000)	(1,820,000)	(60,000)	(60,000)
Net increase (decrease) in shares of the funds	310,000	(570,000)	(50,000)	(10,000)

See Notes to Financial Statements.
25

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2025
	Mid Cap Growth Impact ETF
Increase (Decrease) in Net Assets	February 28, 2026	August 31, 2025
Operations
Net investment income (loss)	$81,108	$153,869
Net realized gain (loss)	4,731,744	3,208,284
Change in net unrealized appreciation (depreciation)	(6,321,880)	6,695,431
Net increase (decrease) in net assets resulting from operations	(1,509,028)	10,057,584

Distributions to Shareholders
From earnings	(91,440)	(160,740)

Capital Share Transactions
Proceeds from shares sold	23,590,258	21,235,551
Payments for shares redeemed	(19,124,549)	(11,947,490)
Net increase (decrease) in net assets from capital share transactions	4,465,709	9,288,061

Net increase (decrease) in net assets	2,865,241	19,184,905

Net Assets
Beginning of period	89,513,582	70,328,677
End of period	$92,378,823	$89,513,582

Transactions in Shares of the Funds
Sold	355,000	335,000
Redeemed	(285,000)	(185,000)
Net increase (decrease) in shares of the funds	70,000	150,000

See Notes to Financial Statements.
26

Notes to Financial Statements

FEBRUARY 28, 2026 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Delaware statutory trust. The financial statements herein relate to the following funds offered by the trust.

Fund Name	Herein Referenced As	Ticker	Exchange
American Century Focused Dynamic Growth ETF	Focused Dynamic Growth ETF	FDG	NYSE Arca, Inc.
American Century Focused Large Cap Value ETF	Focused Large Cap Value ETF	FLV	NYSE Arca, Inc.
American Century Large Cap Equity ETF	Large Cap Equity ETF	ACLC	NYSE Arca, Inc.
American Century Large Cap Growth ETF	Large Cap Growth ETF	ACGR	NYSE Arca, Inc.
American Century Mid Cap Growth Impact ETF	Mid Cap Growth Impact ETF	MID	NYSE Arca, Inc.

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund's portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

27

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income —  Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

28

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee is as follows:

Annual Management Fee
Focused Dynamic Growth ETF	0.45%
Focused Large Cap Value ETF	0.42%
Large Cap Equity ETF	0.39%
Large Cap Growth ETF	0.39%
Mid Cap Growth Impact ETF	0.45%

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Focused Dynamic Growth ETF	American Century Strategic Asset Allocations, Inc	21%
Focused Large Cap Value ETF	American Century Strategic Asset Allocations, Inc	25%
Large Cap Growth ETF	American Century Investment Management, Inc. (ACIM)	30%

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Investment transactions, excluding short-term investments and in kind transactions, for the period ended February 28, 2026 were as follows:

	Focused Dynamic Growth ETF	Focused Large Cap Value ETF	Large Cap Equity ETF	Large Cap Growth ETF	Mid Cap Growth Impact ETF
Purchases	$100,863,042	$134,029,229	$30,430,007	$2,236,318	$32,514,912
Sales	$98,953,694	$101,115,339	$28,032,446	$2,313,195	$20,799,847

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended February 28, 2026 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Focused Dynamic Growth ETF	$92,295,527	$107,990,051	$46,333,987
Focused Large Cap Value ETF	$34,547,613	$30,731,200	$11,575,566
Large Cap Equity ETF	$49,294,066	$27,463,190	$7,183,838
Large Cap Growth ETF	$609,981	$3,898,813	$1,693,935
Mid Cap Growth Impact ETF	$10,430,160	$18,011,355	$5,832,491
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

29

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

6. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Focused Dynamic Growth ETF	Focused Large Cap Value ETF	Large Cap Equity ETF	Large Cap Growth ETF	Mid Cap Growth Impact ETF
Federal tax cost of investments	$255,893,402	$278,226,806	$232,502,371	$12,447,963	$81,514,917
Gross tax appreciation of investments	$96,019,765	$58,344,667	$50,848,457	$4,264,111	$17,310,970
Gross tax depreciation of investments	(8,487,284)	(3,581,532)	(6,656,308)	(423,270)	(6,399,208)
Net tax appreciation (depreciation) of investments	$87,532,481	$54,763,135	$44,192,149	$3,840,841	$10,911,762
The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2025, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Focused Dynamic Growth ETF	$(10,673,904)	$(19,579,131)
Focused Large Cap Value ETF	$(684,298)	$(6,981,612)
Large Cap Equity ETF	$(6,169,667)	$(6,347,897)
Large Cap Growth ETF	$(635,371)	$(440,054)
Mid Cap Growth Impact ETF	$(876,268)	$(3,653,408)

As of August 31, 2025, Focused Dynamic Growth ETF had late-year ordinary loss deferrals of $(462,191), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

30

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Focused Dynamic Growth ETF
2026(4)	$115.44	(0.17)	4.13	3.96	—	—	$119.40	3.43%	0.45%	(0.27)%	28%	$340,875
2025	$89.06	(0.23)	26.61	26.38	—	0.00(5)	$115.44	29.62%	0.45%	(0.23)%	40%	$345,742
2024	$67.40	(0.16)	21.82	21.66	—	0.00(5)	$89.06	32.14%	0.45%	(0.21)%	45%	$241,800
2023	$57.75	(0.04)	9.69	9.65	—	0.00(5)	$67.40	16.70%	0.45%	(0.07)%	41%	$179,946
2022	$86.82	(0.13)	(28.94)	(29.07)	—	0.00(5)	$57.75	(33.49)%	0.45%	(0.19)%	42%	$140,333
2021	$68.04	(0.13)	18.92	18.79	(0.01)	0.00(5)	$86.82	27.61%	0.45%	(0.17)%	28%	$231,385

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Focused Large Cap Value ETF
2026(4)	$74.58	0.75	7.40	8.15	(0.68)	—	(0.68)	—	$82.05	11.03%	0.42%	1.98%	35%	$333,962
2025	$69.70	1.52	4.76	6.28	(1.40)	—	(1.40)	0.00(5)	$74.58	9.19%	0.42%	2.19%	56%	$269,976
2024	$59.25	1.49	10.34	11.83	(1.38)	—	(1.38)	—	$69.70	20.29%	0.42%	2.41%	30%	$236,967
2023	$56.93	1.33	3.92	5.25	(1.32)	(1.61)	(2.93)	0.00(5)	$59.25	9.42%	0.42%	2.27%	41%	$220,113
2022	$62.15	1.24	(3.89)	(2.65)	(1.23)	(1.34)	(2.57)	0.00(5)	$56.93	(4.41)%	0.42%	2.06%	22%	$213,769
2021	$48.95	1.14	13.01	14.15	(0.95)	—	(0.95)	0.00(5)	$62.15	29.19%	0.42%	2.00%	36%	$264,123

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Large Cap Equity ETF
2026(4)	$75.16	0.29	3.14	3.43	(0.21)	—	$78.38	4.57%	0.39%	0.75%	10%	$277,458
2025	$69.28	0.58	5.93	6.51	(0.63)	—	$75.16	9.45%	0.39%	0.83%	29%	$242,752
2024	$56.11	0.65	13.15	13.80	(0.63)	0.00(5)	$69.28	24.77%	0.39%	1.04%	18%	$263,280
2023	$48.74	0.67	7.27	7.94	(0.57)	—	$56.11	16.44%	0.39%	1.31%	17%	$146,454
2022	$57.20	0.50	(8.49)	(7.99)	(0.47)	—	$48.74	(14.03)%	0.39%	0.93%	21%	$104,800
2021	$44.16	0.45	13.01	13.46	(0.42)	—	$57.20	30.65%	0.39%	0.91%	22%	$150,436

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Large Cap Growth ETF
2026(4)	$62.62	0.03	0.04	0.07	(0.03)	$62.66	0.10%	0.39%	0.11%	12%	$16,292
2025	$54.24	0.11	8.38	8.49	(0.11)	$62.62	15.69%	0.39%	0.20%	32%	$19,413
2024	$42.38	0.13	11.89	12.02	(0.16)	$54.24	28.41%	0.39%	0.27%	31%	$17,356
2023	$34.49	0.19	7.88	8.07	(0.18)	$42.38	23.50%	0.39%	0.52%	31%	$13,985
2022	$43.17	0.12	(8.72)	(8.60)	(0.08)	$34.49	(19.93)%	0.39%	0.29%	29%	$6,553
2021(5)	$40.15	0.01	3.01	3.02	—	$43.17	7.52%	0.39%	0.14%	4%	$6,044

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
(5)June 29, 2021 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Mid Cap Growth Impact ETF
2026(4)	$67.05	0.06	(1.29)	(1.23)	(0.07)	$65.75	(1.84)%	0.45%	0.18%	23%	$92,379
2025	$59.35	0.12	7.71	7.83	(0.13)	$67.05	13.21%	0.45%	0.19%	44%	$89,514
2024	$47.02	0.08	12.29	12.37	(0.04)	$59.35	26.29%	0.45%	0.15%	68%	$70,329
2023	$44.04	0.02	2.96	2.98	—	$47.02	6.78%	0.45%	0.05%	64%	$45,142
2022	$60.59	(0.08)	(16.47)	(16.55)	—	$44.04	(27.33)%	0.45%	(0.16)%	44%	$23,779
2021	$42.74	(0.11)	17.96	17.85	—	$60.59	41.78%	0.45%	(0.20)%	48%	$22,117

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

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Semiannual Financial Statements and Other Information

February 28, 2026

American Century® Quality Diversified International ETF (QINT)
American Century® Small Cap Growth Insights ETF (ASCG)
American Century® Small Cap Value Insights ETF (ACSV)
American Century® U.S. Quality Growth ETF (QGRO)
American Century® U.S. Quality Value ETF (VALQ)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments - Quality Diversified International ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.5%
Australia — 4.2%
ALS Ltd.	75,706	$1,377,167
BHP Group Ltd.	24,289	985,533
Brambles Ltd.	261,809	4,669,133
Cochlear Ltd.(1)	3,010	426,230
Evolution Mining Ltd.	87,104	1,033,407
Fortescue Ltd.	278,285	4,180,180
Harvey Norman Holdings Ltd.	145,926	597,377
HUB24 Ltd.	8,697	604,236
JB Hi-Fi Ltd.	10,313	602,841
Pro Medicus Ltd.	7,123	657,365
QBE Insurance Group Ltd.	78,706	1,222,256
REA Group Ltd.(1)	13,956	1,651,099
SEEK Ltd.	33,830	399,274
Sonic Healthcare Ltd.(1)	177,020	3,004,110
South32 Ltd.	355,440	1,164,379
Technology One Ltd.	27,520	509,718
		23,084,305
Austria — 1.8%
ANDRITZ AG	9,207	799,310
BAWAG Group AG	4,063	629,289
Erste Group Bank AG	16,028	1,902,430
OMV AG	48,734	3,156,997
Raiffeisen Bank International AG	38,343	1,904,877
voestalpine AG	29,418	1,683,596
		10,076,499
Belgium — 0.9%
Ageas SA	9,724	721,780
Argenx SE(2)	2,923	2,261,316
KBC Group NV	4,433	600,374
UCB SA(1)	4,152	1,247,192
		4,830,662
Canada — 9.8%
Agnico Eagle Mines Ltd.	16,668	4,193,669
Alamos Gold, Inc., Class A	20,696	1,121,516
ARC Resources Ltd.	47,621	883,260
Aritzia, Inc.(2)	7,732	684,631
AtkinsRealis Group, Inc.	8,741	605,888
B2Gold Corp.	143,610	884,638
Barrick Mining Corp.	42,281	2,145,338
BCE, Inc.	179,124	4,707,742
Cameco Corp.	8,554	1,012,794
Canadian Natural Resources Ltd.	16,017	700,659
Canadian Tire Corp. Ltd., Class A(1)	22,177	3,110,682
Celestica, Inc.(2)	4,099	1,138,005
CGI, Inc.	7,430	543,394
Constellation Software, Inc.	221	408,391
Definity Financial Corp.	10,501	525,647
Dollarama, Inc.	18,010	2,651,492
Finning International, Inc.	11,355	765,519
George Weston Ltd.	10,039	736,853
Gildan Activewear, Inc.	10,930	744,224
2

Schedule of Investments - Quality Diversified International ETF

	Shares	Value
Hudbay Minerals, Inc.	32,642	$924,748
IGM Financial, Inc.(1)	99,268	4,938,475
Imperial Oil Ltd.(1)	25,693	3,005,255
Kinross Gold Corp.	48,754	1,803,411
Loblaw Cos. Ltd.	12,812	593,801
Lundin Gold, Inc.	14,574	1,373,688
Magna International, Inc.(1)	52,751	3,325,951
New Gold, Inc.(2)	66,300	889,746
Nutrien Ltd.	11,404	856,098
Onex Corp.	8,318	618,522
Pan American Silver Corp.	15,436	1,060,453
Pembina Pipeline Corp.(1)	17,093	751,237
Shopify, Inc., Class A(2)	16,632	2,007,981
Stantec, Inc.	7,881	729,717
Suncor Energy, Inc.	12,659	715,059
Toronto-Dominion Bank	6,438	627,163
Triple Flag Precious Metals Corp.	16,192	669,701
Wheaton Precious Metals Corp.	6,526	1,067,980
WSP Global, Inc.	3,156	534,626
		54,057,954
China — 0.1%
BOC Aviation Ltd.	71,600	795,166
Denmark — 2.1%
ALK-Abello AS(2)	16,738	582,965
AP Moller - Maersk AS, B Shares	1,460	3,624,965
Carlsberg AS, B Shares	5,347	831,815
Danske Bank AS	15,541	810,844
Genmab AS(2)	3,962	1,166,517
ISS AS	38,007	1,351,621
Novo Nordisk AS, Class B	13,492	510,315
Vestas Wind Systems AS	82,035	2,097,167
Zealand Pharma AS(2)	7,333	424,470
		11,400,679
Finland — 1.7%
Konecranes OYJ	12,411	1,465,185
Metso OYJ(1)	33,073	687,579
Neste OYJ	62,621	1,564,827
Nordea Bank Abp	37,293	721,639
Orion OYJ, Class B	7,592	608,174
Sampo OYJ, A Shares	46,260	512,704
UPM-Kymmene OYJ	24,375	776,227
Valmet OYJ(1)	42,516	1,423,615
Wartsila OYJ Abp	38,719	1,681,357
		9,441,307
France — 7.9%
Accor SA	10,050	583,354
Airbus SE	2,499	542,665
ArcelorMittal SA	31,132	2,039,423
AXA SA	14,726	720,132
BNP Paribas SA	72,082	8,093,486
Bouygues SA	65,166	4,032,874
Capgemini SE	4,794	605,850
Cie de Saint-Gobain SA	6,655	674,429
3

Schedule of Investments - Quality Diversified International ETF

	Shares	Value
Eiffage SA	18,926	$3,263,646
Elis SA	26,579	852,735
Engie SA	26,166	893,911
EssilorLuxottica SA	12,987	3,437,488
FDJ UNITED	23,618	716,443
Hermes International SCA	227	545,586
LVMH Moet Hennessy Louis Vuitton SE	6,542	4,180,471
Nexans SA	5,167	742,250
Orange SA	48,137	1,036,994
Publicis Groupe SA	6,867	611,473
Safran SA	2,307	929,118
Sanofi SA	64,478	6,306,032
Technip Energies NV	13,886	601,665
TotalEnergies SE	10,078	807,264
Vinci SA	6,015	998,406
		43,215,695
Germany — 8.0%
adidas AG	2,925	542,690
Bayer AG	83,810	4,146,988
Bechtle AG	12,895	518,122
Brenntag SE	12,037	740,339
Commerzbank AG	36,633	1,486,187
Continental AG	8,863	763,760
Deutsche Bank AG	15,317	543,036
Deutsche Post AG	12,793	753,317
Deutsche Telekom AG	20,641	828,945
Evonik Industries AG	165,731	2,881,594
Fresenius Medical Care AG	57,833	2,693,861
Heidelberg Materials AG	9,999	2,227,701
Henkel AG & Co. KGaA	74,327	6,731,642
HOCHTIEF AG	3,700	1,784,737
KION Group AG	16,135	1,095,062
Mercedes-Benz Group AG	87,231	6,035,393
Merck KGaA	4,928	746,670
Nemetschek SE	4,868	387,822
Nordex SE(2)	18,155	916,228
Qiagen NV	10,794	537,541
RENK Group AG	9,284	625,590
Scout24 SE	22,165	1,883,897
Siemens Energy AG	16,173	3,132,348
United Internet AG	22,163	730,812
Zalando SE(2)	44,902	1,091,555
		43,825,837
Hong Kong — 0.2%
PRADA SpA	156,300	886,050
Ireland — 0.9%
AIB Group PLC	117,742	1,222,138
Ryanair Holdings PLC, ADR	53,569	3,615,372
		4,837,510
Israel — 1.0%
CyberArk Software Ltd.(2)	2,439	109,755
Elbit Systems Ltd.	1,169	902,868
Global-e Online Ltd.(2)	14,733	515,213
4

Schedule of Investments - Quality Diversified International ETF

	Shares	Value
Harel Insurance Investments & Financial Services Ltd.	16,582	$872,491
ICL Group Ltd.	189,138	896,422
Mizrahi Tefahot Bank Ltd.	8,181	612,941
Monday.com Ltd.(2)	4,153	301,674
Nova Ltd.(2)	2,011	882,547
Wix.com Ltd.(2)	6,924	487,865
		5,581,776
Italy — 3.9%
A2A SpA	266,327	776,930
Azimut Holding SpA	16,073	662,384
Banca Mediolanum SpA	31,079	666,599
Banca Monte dei Paschi di Siena SpA(1)	148,551	1,449,708
Banco BPM SpA	210,813	3,105,306
BPER Banca SpA	96,626	1,360,874
Enel SpA	73,851	888,054
Eni SpA	35,516	829,467
Ferrari NV	4,273	1,614,435
Fincantieri SpA(1)(2)	27,556	466,700
Hera SpA	147,359	769,417
Intesa Sanpaolo SpA	102,597	703,974
Lottomatica Group SpA	21,591	522,589
Saipem SpA(1)	418,995	1,761,697
Tenaris SA	32,972	901,253
UniCredit SpA	48,290	4,111,766
Unipol Assicurazioni SpA	42,509	1,057,560
		21,648,713
Japan — 20.5%
Advantest Corp.	14,200	2,459,005
AGC, Inc.	36,000	1,596,637
Aisin Corp.	68,200	1,210,586
Ajinomoto Co., Inc.(1)	23,900	760,166
Asahi Kasei Corp.	155,800	1,836,170
Asics Corp.	28,700	879,532
Astellas Pharma, Inc.	101,100	1,682,456
Bandai Namco Holdings, Inc.	22,600	612,730
BayCurrent, Inc.(1)	13,900	403,622
Bridgestone Corp.	199,600	4,818,358
Canon, Inc.(1)	22,400	676,969
Capcom Co. Ltd.(1)	25,900	588,200
Chugai Pharmaceutical Co. Ltd.	37,000	2,494,922
Dai Nippon Printing Co. Ltd.	39,100	812,584
Daifuku Co. Ltd.(1)	19,700	813,167
Daikin Industries Ltd.	5,100	647,980
Daito Trust Construction Co. Ltd.(1)	210,800	4,854,252
Daiwa Securities Group, Inc.	86,400	908,003
Denso Corp.	369,000	5,294,381
Dentsu Group, Inc.(1)	31,800	600,093
Disco Corp.	4,000	1,923,222
Ebara Corp.(1)	24,800	871,060
Fast Retailing Co. Ltd.	1,700	745,386
Food & Life Cos. Ltd.	13,200	851,863
Fujikura Ltd.	11,800	2,014,880
Hitachi Construction Machinery Co. Ltd.(1)	47,200	2,120,648
5

Schedule of Investments - Quality Diversified International ETF

	Shares	Value
Hitachi Ltd.	19,400	$635,103
Hoya Corp.	4,300	776,699
Idemitsu Kosan Co. Ltd.	369,300	3,531,014
Isetan Mitsukoshi Holdings Ltd.(1)	42,400	832,318
Japan Airlines Co. Ltd.	35,100	725,227
Japan Post Insurance Co. Ltd.	23,800	776,853
Kansai Electric Power Co., Inc.	37,900	684,541
Kirin Holdings Co. Ltd.	43,400	753,325
Konami Group Corp.(1)	8,300	1,107,571
Kyocera Corp.	48,300	853,057
Lasertec Corp.(1)	3,100	668,369
M3, Inc.(1)	35,900	393,044
Makita Corp.(1)	22,800	882,211
Marubeni Corp.	25,100	960,521
MEIJI Holdings Co. Ltd.(1)	30,700	792,007
Minebea Mitsumi, Inc.	35,900	769,684
Mitsubishi Chemical Group Corp.	151,500	1,124,241
Mitsubishi Corp.	29,100	981,995
Mitsubishi Electric Corp.	20,500	780,292
Mitsubishi Heavy Industries Ltd.	68,200	2,174,072
MS&AD Insurance Group Holdings, Inc.	29,800	830,419
Murata Manufacturing Co. Ltd.	40,000	1,045,997
NEC Corp.	43,900	1,217,052
Nexon Co. Ltd.	22,800	484,314
NIDEC Corp.	52,000	817,766
NIPPON EXPRESS HOLDINGS, Inc.	57,300	1,412,420
Niterra Co. Ltd.	36,100	1,820,416
Nitto Denko Corp.	27,500	637,737
Ono Pharmaceutical Co. Ltd.	55,900	961,014
ORIX Corp.	27,800	975,755
Otsuka Corp.	33,300	671,593
Pan Pacific International Holdings Corp.	91,400	610,819
Recruit Holdings Co. Ltd.	54,700	2,380,285
Ryohin Keikaku Co. Ltd.(1)	31,600	721,127
Sanrio Co. Ltd.(1)	15,500	568,285
SBI Holdings, Inc.(1)	100,300	2,145,285
SCREEN Holdings Co. Ltd.(1)	16,900	2,463,636
Shimamura Co. Ltd.(1)	27,600	634,773
Shimano, Inc.(1)	6,300	672,561
Shimizu Corp.	44,700	999,095
Shionogi & Co. Ltd.	38,500	909,073
Sompo Holdings, Inc.	20,900	829,199
Sony Group Corp.	83,100	1,910,324
Subaru Corp.(1)	31,900	598,351
Sumitomo Chemical Co. Ltd.	395,100	1,443,302
Sumitomo Corp.	180,100	7,647,613
Sumitomo Electric Industries Ltd.	27,900	1,843,609
Suntory Beverage & Food Ltd.	124,700	3,921,533
Suzuki Motor Corp.	51,300	775,829
Sysmex Corp.	68,900	650,476
TDK Corp.	40,400	624,115
Terumo Corp.	35,500	480,332
TIS, Inc.	19,500	403,018
6

Schedule of Investments - Quality Diversified International ETF

	Shares	Value
Tokio Marine Holdings, Inc.	18,800	$780,795
Tokyo Century Corp.	54,800	799,921
Tokyo Electron Ltd.	3,800	1,069,223
Tokyo Gas Co. Ltd.	16,300	800,155
Toyota Tsusho Corp.	23,300	1,041,524
Trend Micro, Inc.	24,400	811,917
Yokogawa Electric Corp.	20,700	825,661
		112,915,335
Netherlands — 5.8%
Adyen NV(2)	955	1,121,483
Aegon Ltd.	149,852	1,140,425
ASM International NV	1,432	1,207,731
ASML Holding NV	3,629	5,278,047
BE Semiconductor Industries NV	4,163	932,877
CVC Capital Partners PLC(1)	75,148	1,072,243
Heineken Holding NV	30,059	2,603,901
ING Groep NV	162,448	4,687,101
Koninklijke Ahold Delhaize NV	117,198	5,791,196
NN Group NV	61,647	5,056,135
Prosus NV	51,461	2,645,117
Randstad NV(1)	17,088	563,425
		32,099,681
New Zealand — 0.8%
Fisher & Paykel Healthcare Corp. Ltd.	167,663	4,098,890
Norway — 2.5%
Equinor ASA	189,808	5,687,437
Gjensidige Forsikring ASA	19,576	553,103
Kongsberg Gruppen ASA	35,437	1,437,018
Mowi ASA	23,960	566,017
Norsk Hydro ASA	262,152	2,432,358
Subsea 7 SA	64,978	1,884,880
Yara International ASA	18,193	920,970
		13,481,783
Portugal — 0.3%
Banco Comercial Portugues SA, R Shares	937,249	984,433
Jeronimo Martins SGPS SA	28,028	736,605
		1,721,038
Singapore — 2.1%
Genting Singapore Ltd.	5,409,400	3,051,493
Singapore Airlines Ltd.	131,100	743,501
Singapore Exchange Ltd.	172,900	2,482,951
Singapore Technologies Engineering Ltd.	351,400	2,765,136
Singapore Telecommunications Ltd.	151,600	603,150
United Overseas Bank Ltd.	25,200	735,272
UOL Group Ltd.	152,900	1,362,591
		11,744,094
Spain — 3.3%
ACS Actividades de Construccion y Servicios SA	35,964	4,640,609
Banco Bilbao Vizcaya Argentaria SA	250,782	5,808,512
Banco de Sabadell SA	196,148	738,503
Banco Santander SA	54,845	691,709
Bankinter SA	34,571	573,648
CaixaBank SA	81,942	1,009,957
7

Schedule of Investments - Quality Diversified International ETF

	Shares	Value
Industria de Diseno Textil SA	11,747	$784,434
International Consolidated Airlines Group SA	230,507	1,312,924
Mapfre SA	322,316	1,498,153
Unicaja Banco SA	270,352	855,531
		17,913,980
Sweden — 2.7%
AddTech AB, B Shares	16,925	625,615
Avanza Bank Holding AB	15,052	548,518
Evolution AB(1)	9,719	585,379
Getinge AB, B Shares	29,196	653,511
H & M Hennes & Mauritz AB, B Shares(1)	43,212	921,269
Industrivarden AB, C Shares(1)	15,810	892,692
Lifco AB, B Shares(1)	14,771	524,088
Saab AB, Class B	22,797	1,664,568
Sandvik AB	24,804	1,093,142
Securitas AB, B Shares	104,398	1,857,828
Skanska AB, B Shares	25,907	794,227
SKF AB, B Shares	28,831	824,126
SSAB AB, B Shares(1)	94,776	836,842
Tele2 AB, B Shares	34,179	721,319
Telefonaktiebolaget LM Ericsson, B Shares	134,752	1,557,731
Volvo AB, B Shares(1)	22,184	863,144
		14,963,999
Switzerland — 5.2%
ABB Ltd.	7,568	704,855
Accelleron Industries AG	7,606	717,463
Belimo Holding AG	566	564,121
Cie Financiere Richemont SA, Class A	14,608	2,977,952
Galderma Group AG	12,951	2,443,983
Julius Baer Group Ltd.	9,302	790,948
Logitech International SA	7,090	650,460
Novartis AG	28,672	4,820,960
On Holding AG, Class A(2)	14,898	692,459
Partners Group Holding AG(1)	467	518,954
Roche Holding AG	14,112	6,715,921
Sandoz Group AG	37,358	3,290,949
Straumann Holding AG(1)	4,764	570,373
Sulzer AG	3,805	840,416
Swatch Group AG, Bearer Shares(1)	3,295	842,998
Swiss Re AG	3,773	664,196
VAT Group AG	1,256	885,838
		28,692,846
United Kingdom — 12.7%
Admiral Group PLC	45,842	1,831,364
Associated British Foods PLC	23,507	626,046
AstraZeneca PLC	23,951	5,040,075
Babcock International Group PLC	36,272	662,599
Barclays PLC	613,293	3,722,514
Beazley PLC	62,986	1,073,205
British American Tobacco PLC	11,348	708,630
BT Group PLC	277,657	809,259
Bunzl PLC	23,202	684,594
Centrica PLC	316,960	850,006
8

Schedule of Investments - Quality Diversified International ETF

	Shares	Value
Coca-Cola HBC AG(2)	27,145	$1,762,018
DCC PLC	22,030	1,536,197
Diploma PLC	7,994	610,624
easyJet PLC	100,593	628,863
Endeavour Mining PLC	28,121	2,023,442
Evraz PLC(2)(3)	199,959	27
Games Workshop Group PLC	2,370	570,068
GSK PLC	32,318	960,274
Haleon PLC	110,828	608,328
Halma PLC	11,791	663,475
Howden Joinery Group PLC	59,725	778,252
HSBC Holdings PLC	540,000	10,063,699
IG Group Holdings PLC	44,254	776,234
Imperial Brands PLC	16,110	721,549
InterContinental Hotels Group PLC	17,886	2,457,899
Kingfisher PLC	345,082	1,735,772
Lloyds Banking Group PLC	1,297,184	1,771,975
M&G PLC	184,447	787,578
NatWest Group PLC	405,962	3,370,466
Next PLC	3,588	653,875
Pearson PLC	50,349	647,957
Prudential PLC	43,495	666,191
Rio Tinto PLC	84,994	8,420,333
Rolls-Royce Holdings PLC	86,976	1,564,010
Smith & Nephew PLC	40,037	739,084
Smiths Group PLC	69,441	2,567,260
Standard Chartered PLC	24,556	605,733
Tesco PLC	111,577	722,297
Vodafone Group PLC	3,644,032	5,611,189
		70,032,961
United States — 1.1%
Autoliv, Inc.	13,461	1,595,398
Flex Ltd.(2)	26,005	1,638,835
Janus Henderson Group PLC	14,147	737,059
JFrog Ltd.(2)	9,800	393,470
Super Group SGHC Ltd.	50,122	536,305
TechnipFMC PLC	19,358	1,283,629
		6,184,696
TOTAL COMMON STOCKS (Cost $426,144,009)		547,531,456
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.(2) (Cost $—)	966	7
SHORT-TERM INVESTMENTS — 4.6%
Money Market Funds — 4.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,587,714	1,587,714
State Street Navigator Securities Lending Government Money Market Portfolio(4)	23,611,958	23,611,958
TOTAL SHORT-TERM INVESTMENTS (Cost $25,199,672)		25,199,672
TOTAL INVESTMENT SECURITIES — 104.1% (Cost $451,343,681)		572,731,135
OTHER ASSETS AND LIABILITIES — (4.1)%		(22,490,928)
TOTAL NET ASSETS — 100.0%		$550,240,207
9

Schedule of Investments - Quality Diversified International ETF

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	20.5%
Financials	19.8%
Consumer Discretionary	13.8%
Health Care	12.2%
Materials	9.9%
Information Technology	6.5%
Consumer Staples	5.3%
Energy	5.3%
Communication Services	4.1%
Real Estate	1.1%
Utilities	1.0%
Short-Term Investments	4.6%
Other Assets and Liabilities	(4.1)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $32,295,140. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Security may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $34,015,510, which includes securities collateral of $10,403,552.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	$23,846,253	$30,211,701	—
Germany	537,541	43,288,296	—
Ireland	3,615,372	1,222,138	—
Israel	2,297,054	3,284,722	—
Switzerland	692,459	28,000,387	—
United States	6,184,696	—	—
Other Countries	—	404,350,837	—
Warrants	—	7	—
Short-Term Investments	25,199,672	—	—
	$62,373,047	$510,358,088	—

See Notes to Financial Statements.
10

Schedule of Investments - Small Cap Growth Insights ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 5.2%
AAR Corp.(1)	619	$72,528
Astronics Corp.(1)	783	63,126
ATI, Inc.(1)	562	91,938
Carpenter Technology Corp.	189	75,235
Hexcel Corp.	954	88,426
Karman Holdings, Inc.(1)	564	49,694
Kratos Defense & Security Solutions, Inc.(1)	296	25,509
		466,456
Automobile Components — 0.7%
Garrett Motion, Inc.	1,751	35,650
Patrick Industries, Inc.	221	27,358
		63,008
Banks — 1.2%
Bancorp, Inc.(1)	793	41,624
Coastal Financial Corp.(1)	367	27,228
Financial Institutions, Inc.	258	8,096
TFS Financial Corp.	586	8,216
Triumph Financial, Inc.(1)	448	25,025
		110,189
Beverages — 0.7%
Celsius Holdings, Inc.(1)	671	35,972
Vita Coco Co., Inc.(1)	463	26,882
		62,854
Biotechnology — 13.2%
ACADIA Pharmaceuticals, Inc.(1)	1,826	44,847
ADMA Biologics, Inc.(1)	3,398	52,907
Alkermes PLC(1)	1,014	30,521
Arcellx, Inc.(1)	392	44,606
Arcutis Biotherapeutics, Inc.(1)	1,388	37,434
Arrowhead Pharmaceuticals, Inc.(1)	922	58,335
Aurinia Pharmaceuticals, Inc.(1)	931	13,192
BioCryst Pharmaceuticals, Inc.(1)	1,413	12,364
Bridgebio Pharma, Inc.(1)	904	60,098
Catalyst Pharmaceuticals, Inc.(1)	2,298	53,038
Celldex Therapeutics, Inc.(1)	875	26,329
Centessa Pharmaceuticals PLC, ADR(1)	1,150	30,889
Cogent Biosciences, Inc.(1)	861	33,450
Cytokinetics, Inc.(1)	447	27,812
Evommune, Inc.(1)	649	16,874
Halozyme Therapeutics, Inc.(1)	275	19,121
Ionis Pharmaceuticals, Inc.(1)	397	32,217
Ironwood Pharmaceuticals, Inc.(1)	2,046	6,997
Kura Oncology, Inc.(1)	1,094	9,551
Madrigal Pharmaceuticals, Inc.(1)	129	55,728
Mineralys Therapeutics, Inc.(1)	928	27,153
Monte Rosa Therapeutics, Inc.(1)	531	9,425
Newamsterdam Pharma Co. NV(1)	702	24,893
Nuvalent, Inc., Class A(1)	349	35,580
Praxis Precision Medicines, Inc.(1)	106	35,695
Protagonist Therapeutics, Inc.(1)	487	44,843
11

Schedule of Investments - Small Cap Growth Insights ETF

	Shares	Value
PTC Therapeutics, Inc.(1)	459	$31,299
Revolution Medicines, Inc.(1)	398	40,604
Scholar Rock Holding Corp.(1)	692	30,635
Stoke Therapeutics, Inc.(1)	520	18,933
TG Therapeutics, Inc.(1)	867	26,088
Twist Bioscience Corp.(1)	514	24,117
UroGen Pharma Ltd.(1)	1,243	26,973
Vaxcyte, Inc.(1)	409	25,252
Vera Therapeutics, Inc.(1)	708	28,879
Veracyte, Inc.(1)	988	36,151
Viking Therapeutics, Inc.(1)	513	17,360
Xenon Pharmaceuticals, Inc.(1)	682	29,483
		1,179,673
Broadline Retail — 0.4%
Etsy, Inc.(1)	157	8,616
Ollie's Bargain Outlet Holdings, Inc.(1)	236	25,276
		33,892
Building Products — 3.2%
CSW Industrials, Inc.	81	23,841
Fortune Brands Innovations, Inc.	682	37,060
Hayward Holdings, Inc.(1)	4,767	76,272
Modine Manufacturing Co.(1)	345	78,401
Trex Co., Inc.(1)	1,145	47,426
Zurn Elkay Water Solutions Corp.	497	25,337
		288,337
Capital Markets — 2.6%
Etoro Group Ltd., Class A(1)	735	22,542
Hamilton Lane, Inc., Class A	361	37,883
Miami International Holdings, Inc.(1)	888	37,829
Piper Sandler Cos.	121	35,762
Ridgepost Capital, Inc., Class A	2,711	21,878
Victory Capital Holdings, Inc., Class A	1,065	73,677
		229,571
Chemicals — 1.5%
Element Solutions, Inc.	1,882	66,039
Scotts Miracle-Gro Co.	599	42,002
Sensient Technologies Corp.	221	22,438
		130,479
Commercial Services and Supplies — 1.2%
Casella Waste Systems, Inc., Class A(1)	483	44,996
OPENLANE, Inc.(1)	2,132	60,784
		105,780
Communications Equipment — 0.3%
Vistance Networks, Inc.(1)	1,576	27,690
Construction and Engineering — 3.9%
Argan, Inc.	144	64,980
Construction Partners, Inc., Class A(1)	691	92,850
IES Holdings, Inc.(1)	73	36,160
Primoris Services Corp.	357	53,807
Sterling Infrastructure, Inc.(1)	238	101,895
		349,692
12

Schedule of Investments - Small Cap Growth Insights ETF

	Shares	Value
Construction Materials — 0.5%
Titan America SA(1)	2,199	$39,846
U.S. Lime & Minerals, Inc.	85	9,703
		49,549
Consumer Finance — 1.6%
Dave, Inc.(1)	260	50,250
Enova International, Inc.(1)	232	32,260
FirstCash Holdings, Inc.	194	37,401
Upstart Holdings, Inc.(1)	799	21,757
		141,668
Consumer Staples Distribution & Retail — 0.5%
PriceSmart, Inc.	280	43,294
Diversified Consumer Services — 1.3%
Covista, Inc.(1)	311	30,478
Frontdoor, Inc.(1)	892	61,164
OneSpaWorld Holdings Ltd.	1,273	27,408
		119,050
Diversified REITs — 0.1%
CTO Realty Growth, Inc.	469	9,136
Diversified Telecommunication Services — 0.7%
Globalstar, Inc.(1)	582	36,241
Lumen Technologies, Inc.(1)	3,575	25,418
		61,659
Electric Utilities — 0.2%
Oklo, Inc.(1)	279	17,563
Electrical Equipment — 4.8%
Bloom Energy Corp., Class A(1)	1,273	198,168
Eos Energy Enterprises, Inc.(1)	3,601	20,508
Forgent Power Solutions, Inc.(1)	809	27,821
Nextpower, Inc., Class A(1)	388	40,779
Powell Industries, Inc.	164	85,870
Regal Rexnord Corp.	272	60,107
		433,253
Electronic Equipment, Instruments and Components — 5.2%
Climb Global Solutions, Inc.	76	7,196
Cognex Corp.	777	42,269
Crane NXT Co.	505	24,386
Fabrinet(1)	205	111,854
Itron, Inc.(1)	277	26,024
Littelfuse, Inc.	163	57,451
Mirion Technologies, Inc.(1)	1,759	38,012
Novanta, Inc.(1)	465	62,510
Plexus Corp.(1)	483	93,765
		463,467
Energy Equipment and Services — 1.5%
Expro Group Holdings NV(1)	1,744	31,148
Solaris Energy Infrastructure, Inc., Class A	493	24,468
Tidewater, Inc.(1)	313	24,858
Transocean Ltd.(1)	8,162	52,890
		133,364
Financial Services — 1.4%
Chime Financial, Inc., Class A(1)	1,430	31,646
Dlocal Ltd.	1,836	22,473
13

Schedule of Investments - Small Cap Growth Insights ETF

	Shares	Value
Marqeta, Inc., Class A(1)	2,303	$8,843
Paymentus Holdings, Inc., Class A(1)	748	18,304
Remitly Global, Inc.(1)	1,326	22,144
Sezzle, Inc.(1)	294	21,447
		124,857
Food Products — 0.3%
Tootsie Roll Industries, Inc.	213	8,995
Vital Farms, Inc.(1)	1,009	21,280
		30,275
Health Care Equipment and Supplies — 2.8%
Alphatec Holdings, Inc.(1)	5,169	70,402
Envista Holdings Corp.(1)	2,048	59,822
Lantheus Holdings, Inc.(1)	317	23,747
SI-BONE, Inc.(1)	2,218	34,423
Tandem Diabetes Care, Inc.(1)	486	12,296
TransMedics Group, Inc.(1)	194	28,180
UFP Technologies, Inc.(1)	115	24,217
		253,087
Health Care Providers and Services — 6.2%
Alignment Healthcare, Inc.(1)	784	15,069
BrightSpring Health Services, Inc.(1)	731	30,285
Concentra Group Holdings Parent, Inc.	449	10,758
Encompass Health Corp.	516	55,666
Ensign Group, Inc.	323	69,177
GeneDx Holdings Corp.(1)	140	11,159
Guardant Health, Inc.(1)	391	36,715
HealthEquity, Inc.(1)	629	48,112
Hims & Hers Health, Inc.(1)	794	11,529
Hinge Health, Inc., Class A(1)	698	29,847
Nutex Health, Inc.(1)	88	9,720
Omada Health, Inc.(1)	2,330	28,612
Option Care Health, Inc.(1)	1,284	41,679
PACS Group, Inc.(1)	633	23,111
Pediatrix Medical Group, Inc.(1)	1,534	30,450
Privia Health Group, Inc.(1)	782	18,573
Progyny, Inc.(1)	760	13,444
RadNet, Inc.(1)	578	40,350
U.S. Physical Therapy, Inc.	346	28,704
		552,960
Health Care REITs — 0.4%
American Healthcare REIT, Inc.	776	40,538
Health Care Technology — 0.5%
Phreesia, Inc.(1)	1,467	18,088
Waystar Holding Corp.(1)	935	23,983
		42,071
Hotels, Restaurants and Leisure — 2.3%
Brinker International, Inc.(1)	310	45,942
Life Time Group Holdings, Inc.(1)	1,865	50,355
Planet Fitness, Inc., Class A(1)	494	40,582
Rush Street Interactive, Inc.(1)	1,659	32,765
Sportradar Group AG, Class A(1)	510	9,313
Wingstop, Inc.	91	23,615
		202,572
14

Schedule of Investments - Small Cap Growth Insights ETF

	Shares	Value
Household Durables — 0.1%
Champion Homes, Inc.(1)	92	$8,600
Independent Power and Renewable Electricity Producers — 1.2%
Talen Energy Corp.(1)	146	54,162
TransAlta Corp.	4,072	55,973
		110,135
Insurance — 2.5%
AMERISAFE, Inc.	276	8,978
Baldwin Insurance Group, Inc.(1)	1,701	39,514
Bowhead Specialty Holdings, Inc.(1)	1,295	32,802
HCI Group, Inc.	199	35,108
Kinsale Capital Group, Inc.	90	35,070
Oscar Health, Inc., Class A(1)	2,707	36,924
Palomar Holdings, Inc.(1)	270	33,402
		221,798
Interactive Media and Services — 0.2%
Cargurus, Inc.(1)	476	14,613
IT Services — 0.7%
DigitalOcean Holdings, Inc.(1)	958	53,706
Grid Dynamics Holdings, Inc.(1)	1,380	9,315
		63,021
Leisure Products — 0.7%
Brunswick Corp.	367	29,221
Callaway Golf Co.(1)	2,137	30,046
		59,267
Machinery — 2.9%
CECO Environmental Corp.(1)	1,191	71,996
Federal Signal Corp.	187	21,773
Flowserve Corp.	585	51,784
Mueller Water Products, Inc., Class A	799	23,914
RBC Bearings, Inc.(1)	163	93,875
		263,342
Media — 1.3%
Cable One, Inc.(1)	87	8,347
Magnite, Inc.(1)	3,337	45,450
New York Times Co., Class A	582	46,438
Sirius XM Holdings, Inc.	723	15,877
		116,112
Metals and Mining — 1.6%
Coeur Mining, Inc.(1)	1,486	40,345
Compass Minerals International, Inc.(1)	360	9,072
Hecla Mining Co.	825	20,551
Idaho Strategic Resources, Inc.(1)	396	17,056
SSR Mining, Inc.(1)	1,892	60,903
		147,927
Oil, Gas and Consumable Fuels — 0.8%
Centrus Energy Corp., Class A(1)	115	23,298
PBF Energy, Inc., Class A	1,468	52,261
		75,559
Passenger Airlines — 0.4%
Alaska Air Group, Inc.(1)	692	35,707
Pharmaceuticals — 1.8%
Amneal Pharmaceuticals, Inc.(1)	1,581	21,834
CorMedix, Inc.(1)	1,246	8,884
15

Schedule of Investments - Small Cap Growth Insights ETF

	Shares	Value
Crinetics Pharmaceuticals, Inc.(1)	847	$34,812
Edgewise Therapeutics, Inc.(1)	1,110	33,788
Indivior Pharmaceuticals, Inc.(1)	1,609	52,647
Xeris Biopharma Holdings, Inc.(1)	1,378	8,433
		160,398
Professional Services — 1.9%
First Advantage Corp.(1)	2,164	24,908
Innodata, Inc.(1)	495	21,864
Korn Ferry	616	38,605
Paylocity Holding Corp.(1)	138	14,696
Planet Labs PBC(1)	1,640	39,589
Verra Mobility Corp.(1)	1,722	28,774
		168,436
Real Estate Management and Development — 1.5%
Colliers International Group, Inc.	341	40,487
Compass, Inc., Class A(1)	4,456	43,446
FirstService Corp. (Toronto)	259	40,812
Opendoor Technologies, Inc.(1)	2,076	11,252
		135,997
Retail REITs — 0.1%
NETSTREIT Corp.	438	9,097
Semiconductors and Semiconductor Equipment — 6.9%
Ambarella, Inc.(1)	351	21,179
Credo Technology Group Holding Ltd.(1)	850	95,430
Enphase Energy, Inc.(1)	1,160	49,033
Impinj, Inc.(1)	314	38,515
Kulicke & Soffa Industries, Inc.	193	13,456
Lattice Semiconductor Corp.(1)	436	41,690
MACOM Technology Solutions Holdings, Inc.(1)	219	54,338
MKS, Inc.	226	55,248
Onto Innovation, Inc.(1)	137	29,577
Semtech Corp.(1)	395	35,637
Silicon Laboratories, Inc.(1)	428	87,539
SiTime Corp.(1)	155	61,671
SolarEdge Technologies, Inc.(1)	272	9,629
Veeco Instruments, Inc.(1)	683	20,873
		613,815
Software — 5.5%
Agilysys, Inc.(1)	621	44,818
Clear Secure, Inc., Class A	1,581	76,900
Core Scientific, Inc.(1)	2,248	38,149
Descartes Systems Group, Inc.(1)	331	21,929
Elastic NV(1)	374	19,474
Freshworks, Inc., Class A(1)	1,091	8,532
InterDigital, Inc.	48	17,593
Klaviyo, Inc., Class A(1)	1,925	33,514
Life360, Inc.(1)	347	18,270
Netskope, Inc., Class A(1)	621	6,707
Pagaya Technologies Ltd., Class A(1)	702	7,855
Pegasystems, Inc.	570	24,926
Porch Group, Inc.(1)	1,083	8,891
Q2 Holdings, Inc.(1)	810	38,977
Qualys, Inc.(1)	476	44,016
16

Schedule of Investments - Small Cap Growth Insights ETF

	Shares	Value
Riot Platforms, Inc.(1)	1,942	$31,635
Tenable Holdings, Inc.(1)	748	14,384
Varonis Systems, Inc.(1)	295	6,814
Zeta Global Holdings Corp., Class A(1)	1,598	27,086
		490,470
Specialty Retail — 3.3%
Abercrombie & Fitch Co., Class A(1)	255	24,939
Boot Barn Holdings, Inc.(1)	310	58,658
Five Below, Inc.(1)	287	64,153
National Vision Holdings, Inc.(1)	1,913	51,594
RealReal, Inc.(1)	2,255	27,646
Urban Outfitters, Inc.(1)	467	30,915
Wayfair, Inc., Class A(1)	517	39,463
		297,368
Trading Companies and Distributors — 2.0%
Applied Industrial Technologies, Inc.	156	44,082
Herc Holdings, Inc.	496	69,336
SiteOne Landscape Supply, Inc.(1)	329	47,011
Xometry, Inc., Class A(1)	402	16,488
		176,917
TOTAL COMMON STOCKS (Cost $8,484,913)		8,934,563
WARRANTS — 0.0%
Real Estate Management and Development — 0.0%
Opendoor Technologies, Inc.(1)	200	168
Opendoor Technologies, Inc.(1)	200	87
Opendoor Technologies, Inc.(1)	200	74
		329
TOTAL WARRANTS (Cost $—)		329
RIGHTS — 0.0%
Biotechnology — 0.0%
Akero Therapeutics, Inc.(1) (Cost $316)	485	316
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $20,043)	20,043	20,043
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $8,505,272)		8,955,251
OTHER ASSETS AND LIABILITIES — 0.0%		(783)
TOTAL NET ASSETS — 100.0%		$8,954,468

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
17

Schedule of Investments - Small Cap Growth Insights ETF

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$8,837,778	$96,785	—
Warrants	329	—	—
Rights	316	—	—
Short-Term Investments	20,043	—	—
	$8,858,466	$96,785	—

See Notes to Financial Statements.
18

Schedule of Investments - Small Cap Value Insights ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.6%
Aerospace and Defense — 0.1%
Cadre Holdings, Inc.	197	$8,745
Automobile Components — 1.7%
Dorman Products, Inc.(1)	82	9,664
Garrett Motion, Inc.	1,482	30,173
Gentex Corp.	515	12,051
Mobileye Global, Inc., Class A(1)	1,369	11,582
Phinia, Inc.	528	38,349
Visteon Corp.	513	49,079
		150,898
Automobiles — 0.2%
Thor Industries, Inc.	224	21,533
Banks — 18.5%
Amalgamated Financial Corp.	1,056	40,645
Atlantic Union Bankshares Corp.	4,237	157,023
BancFirst Corp.	161	17,710
Bank OZK	848	39,483
Central BanCo, Inc., Class A	4,340	104,811
Columbia Banking System, Inc.	5,673	161,397
CVB Financial Corp.	5,170	99,419
First Merchants Corp.	2,680	104,734
Home BancShares, Inc.	2,512	68,980
International Bancshares Corp.	1,315	88,250
Lakeland Financial Corp.	579	33,634
Old National Bancorp	7,580	175,098
Provident Financial Services, Inc.	8,118	170,803
Southstate Bank Corp.	390	38,481
TrustCo Bank Corp.	600	26,022
United Bankshares, Inc.	3,545	146,409
Webster Financial Corp.	2,154	155,368
		1,628,267
Beverages — 0.2%
Vita Coco Co., Inc.(1)	375	21,772
Biotechnology — 0.4%
Emergent BioSolutions, Inc.(1)	1,339	10,913
Halozyme Therapeutics, Inc.(1)	323	22,458
		33,371
Building Products — 2.4%
Apogee Enterprises, Inc.	325	12,941
AZZ, Inc.	89	12,102
Gibraltar Industries, Inc.(1)	581	26,424
Hayward Holdings, Inc.(1)	522	8,352
Owens Corning	73	8,911
Resideo Technologies, Inc.(1)	1,346	52,090
Tecnoglass, Inc.	292	13,304
Trex Co., Inc.(1)	456	18,888
UFP Industries, Inc.	564	58,041
		211,053
Capital Markets — 2.8%
Artisan Partners Asset Management, Inc., Class A	640	25,779
Marex Group PLC	1,385	60,192
19

Schedule of Investments - Small Cap Value Insights ETF

	Shares	Value
MarketAxess Holdings, Inc.	216	$41,472
Miami International Holdings, Inc.(1)	868	36,977
StoneX Group, Inc.(1)	646	82,365
		246,785
Chemicals — 2.4%
Ashland, Inc.	496	30,930
Avient Corp.	2,002	82,222
Hawkins, Inc.	166	24,751
Ingevity Corp.(1)	480	34,574
Minerals Technologies, Inc.	480	33,898
NewMarket Corp.	14	8,764
		215,139
Commercial Services and Supplies — 1.2%
Healthcare Services Group, Inc.(1)	2,208	48,068
Interface, Inc.	1,216	38,292
Liquidity Services, Inc.(1)	704	22,253
		108,613
Communications Equipment — 0.9%
Extreme Networks, Inc.(1)	604	8,444
NetScout Systems, Inc.(1)	1,536	44,867
Viavi Solutions, Inc.(1)	841	24,986
		78,297
Construction and Engineering — 1.3%
Argan, Inc.	182	82,127
IES Holdings, Inc.(1)	59	29,226
		111,353
Consumer Finance — 0.8%
NerdWallet, Inc., Class A(1)	2,090	22,676
PROG Holdings, Inc.	1,280	45,069
		67,745
Containers and Packaging — 0.7%
Graphic Packaging Holding Co.	4,837	59,157
Distributors — 0.8%
GigaCloud Technology, Inc., Class A(1)	800	35,472
Gold.com, Inc.	624	35,861
		71,333
Diversified Consumer Services — 2.5%
Covista, Inc.(1)	352	34,496
Frontdoor, Inc.(1)	384	26,331
Grand Canyon Education, Inc.(1)	166	26,406
KinderCare Learning Cos., Inc.(1)	8,824	30,884
McGraw Hill, Inc.(1)	982	13,748
Perdoceo Education Corp.	1,120	37,352
Stride, Inc.(1)	585	49,362
		218,579
Diversified Telecommunication Services — 0.2%
IDT Corp., Class B	352	17,934
Electric Utilities — 0.4%
Otter Tail Corp.	437	37,189
Electrical Equipment — 2.5%
Acuity, Inc.	26	7,841
Atkore, Inc.	512	33,132
Generac Holdings, Inc.(1)	128	28,847
20

Schedule of Investments - Small Cap Value Insights ETF

	Shares	Value
Hammond Power Solutions, Inc.	192	$27,632
Nextpower, Inc., Class A(1)	486	51,079
Sensata Technologies Holding PLC	663	24,756
Shoals Technologies Group, Inc., Class A(1)	3,892	23,080
Thermon Group Holdings, Inc.(1)	487	24,730
		221,097
Electronic Equipment, Instruments and Components — 1.3%
Bel Fuse, Inc., Class B	53	12,175
Ingram Micro Holding Corp.	1,280	26,483
Itron, Inc.(1)	186	17,475
Knowles Corp.(1)	352	9,564
Napco Security Technologies, Inc.	227	10,580
Vishay Intertechnology, Inc.	1,904	35,643
		111,920
Energy Equipment and Services — 1.8%
Flowco Holdings, Inc., Class A	1,040	23,462
Liberty Energy, Inc., Class A	1,767	49,635
Patterson-UTI Energy, Inc.	7,696	65,493
RPC, Inc.	3,737	21,712
		160,302
Financial Services — 4.9%
Compass Diversified Holdings	7,772	58,212
Dlocal Ltd.	1,904	23,305
Euronet Worldwide, Inc.(1)	2,072	144,108
EVERTEC, Inc.	5,403	152,959
Paymentus Holdings, Inc., Class A(1)	644	15,759
Repay Holdings Corp.(1)	7,861	21,853
Sezzle, Inc.(1)	160	11,672
		427,868
Food Products — 0.4%
Mama's Creations, Inc.(1)	2,057	35,257
Ground Transportation — 0.3%
ArcBest Corp.	235	24,125
Health Care Equipment and Supplies — 1.7%
Enovis Corp.(1)	4,973	126,662
Omnicell, Inc.(1)	635	26,099
		152,761
Health Care Providers and Services — 0.5%
Pediatrix Medical Group, Inc.(1)	1,447	28,723
Progyny, Inc.(1)	976	17,265
		45,988
Health Care REITs — 1.8%
American Healthcare REIT, Inc.	2,442	127,570
LTC Properties, Inc.	832	33,014
		160,584
Hotel & Resort REITs — 0.9%
Ryman Hospitality Properties, Inc.	134	13,232
Xenia Hotels & Resorts, Inc.	4,064	62,098
		75,330
Hotels, Restaurants and Leisure — 0.9%
Papa John's International, Inc.	593	18,590
Sportradar Group AG, Class A(1)	1,264	23,081
Vail Resorts, Inc.	280	38,027
		79,698
21

Schedule of Investments - Small Cap Value Insights ETF

	Shares	Value
Household Durables — 5.0%
Cavco Industries, Inc.(1)	40	$23,090
Champion Homes, Inc.(1)	581	54,312
Installed Building Products, Inc.	86	28,187
KB Home	1,064	67,649
Meritage Homes Corp.	2,595	195,715
Taylor Morrison Home Corp.(1)	1,093	72,018
		440,971
Household Products — 1.1%
Spectrum Brands Holdings, Inc.	1,234	96,721
Industrial REITs — 2.4%
Americold Realty Trust, Inc.	4,612	61,755
Terreno Realty Corp.	2,301	152,004
		213,759
Insurance — 5.2%
Accelerant Holdings, Class A(1)	4,139	48,840
Axis Capital Holdings Ltd.	885	93,562
Baldwin Insurance Group, Inc.(1)	3,825	88,855
HCI Group, Inc.	193	34,049
Palomar Holdings, Inc.(1)	436	53,938
SiriusPoint Ltd.(1)	2,538	53,653
Skyward Specialty Insurance Group, Inc.(1)	978	45,448
Slide Insurance Holdings, Inc.(1)	1,938	36,822
		455,167
Interactive Media and Services — 0.4%
QuinStreet, Inc.(1)	788	9,236
TripAdvisor, Inc.(1)	1,344	13,588
Ziff Davis, Inc.(1)	504	13,648
		36,472
IT Services — 0.4%
Globant SA(1)	723	35,976
Leisure Products — 0.5%
Brunswick Corp.	423	33,679
YETI Holdings, Inc.(1)	189	8,261
		41,940
Life Sciences Tools and Services — 0.2%
Repligen Corp.(1)	112	14,418
Machinery — 3.2%
Albany International Corp., Class A	553	31,880
Allison Transmission Holdings, Inc.	83	10,400
Blue Bird Corp.(1)	384	22,376
Gates Industrial Corp. PLC(1)	915	25,226
Hillman Solutions Corp.(1)	5,488	45,002
Kadant, Inc.	26	8,818
Kennametal, Inc.	1,988	80,077
Lindsay Corp.	70	9,429
Proto Labs, Inc.(1)	752	46,684
		279,892
Marine Transportation — 0.3%
Global Ship Lease, Inc., Class A	720	29,578
Media — 0.3%
DoubleVerify Holdings, Inc.(1)	2,420	25,507
22

Schedule of Investments - Small Cap Value Insights ETF

	Shares	Value
Metals and Mining — 1.3%
Alpha Metallurgical Resources, Inc.(1)	256	$41,638
Warrior Met Coal, Inc.	912	75,915
		117,553
Oil, Gas and Consumable Fuels — 9.6%
California Resources Corp.	1,003	59,016
Chord Energy Corp.	1,264	136,980
Core Natural Resources, Inc.	661	54,255
Crescent Energy Co., Class A	10,533	122,815
CVR Energy, Inc.(1)	1,051	25,392
Hess Midstream LP, Class A	1,909	73,840
International Seaways, Inc.	748	56,496
Mach Natural Resources LP	6,137	79,904
Northern Oil & Gas, Inc.	6,330	174,645
Peabody Energy Corp.	2,016	63,585
		846,928
Paper and Forest Products — 0.4%
Sylvamo Corp.	812	37,596
Personal Care Products — 1.5%
Edgewell Personal Care Co.	5,196	118,157
Nu Skin Enterprises, Inc., Class A	1,861	15,781
		133,938
Pharmaceuticals — 2.3%
Collegium Pharmaceutical, Inc.(1)	513	21,377
Corcept Therapeutics, Inc.(1)	691	24,669
Harmony Biosciences Holdings, Inc.(1)	804	22,946
Indivior Pharmaceuticals, Inc.(1)	912	29,841
Ligand Pharmaceuticals, Inc.(1)	188	37,282
Pacira BioSciences, Inc.(1)	1,283	28,110
Supernus Pharmaceuticals, Inc.(1)	626	34,261
		198,486
Professional Services — 1.7%
Genpact Ltd.	768	30,505
Korn Ferry	121	7,583
Legalzoom.com, Inc.(1)	2,528	17,772
Robert Half, Inc.	1,152	28,132
Science Applications International Corp.	432	39,856
TriNet Group, Inc.	621	23,648
		147,496
Residential REITs — 0.9%
UMH Properties, Inc.	5,053	76,199
Semiconductors and Semiconductor Equipment — 3.2%
Axcelis Technologies, Inc.(1)	93	7,683
Cirrus Logic, Inc.(1)	96	13,548
Diodes, Inc.(1)	504	34,388
Enphase Energy, Inc.(1)	1,104	46,666
FormFactor, Inc.(1)	604	59,723
Kulicke & Soffa Industries, Inc.	868	60,517
Photronics, Inc.(1)	1,289	48,247
Semtech Corp.(1)	107	9,654
		280,426
Software — 2.0%
ACI Worldwide, Inc.(1)	384	15,237
Adeia, Inc.	1,376	28,469
23

Schedule of Investments - Small Cap Value Insights ETF

	Shares	Value
Agilysys, Inc.(1)	116	$8,372
Appfolio, Inc., Class A(1)	71	12,621
Blackbaud, Inc.(1)	140	6,796
Commvault Systems, Inc.(1)	131	11,146
I3 Verticals, Inc., Class A(1)	832	18,620
InterDigital, Inc.	41	15,028
Opera Ltd., ADR	756	12,126
Red Violet, Inc.(1)	272	11,780
Teradata Corp.(1)	496	15,619
Vertex, Inc., Class A(1)	1,440	20,851
		176,665
Specialized REITs — 0.9%
EPR Properties	925	54,954
Smartstop Self Storage REIT, Inc.	608	20,277
		75,231
Specialty Retail — 0.9%
Bath & Body Works, Inc.	1,204	27,403
MarineMax, Inc.(1)	1,120	34,160
Winmark Corp.	37	16,881
		78,444
Textiles, Apparel and Luxury Goods — 1.1%
Crocs, Inc.(1)	576	52,249
Figs, Inc., Class A(1)	2,828	43,693
		95,942
Tobacco — 0.3%
Turning Point Brands, Inc.	225	30,823
TOTAL COMMON STOCKS (Cost $8,223,878)		8,768,821
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $27,727)	27,727	27,727
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $8,251,605)		8,796,548
OTHER ASSETS AND LIABILITIES — 0.1%		8,036
TOTAL NET ASSETS — 100.0%		$8,804,584

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$8,741,189	$27,632	—
Short-Term Investments	27,727	—	—
	$8,768,916	$27,632	—

See Notes to Financial Statements.
24

Schedule of Investments - U.S. Quality Growth ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.7%
Aerospace and Defense — 5.3%
Carpenter Technology Corp.	19,507	$7,765,152
Curtiss-Wright Corp.	4,819	3,374,890
General Electric Co.	139,054	47,592,622
Howmet Aerospace, Inc.	158,497	41,610,217
Lockheed Martin Corp.	7,967	5,242,923
RTX Corp.	16,636	3,370,786
Woodward, Inc.	8,652	3,346,248
		112,302,838
Air Freight and Logistics — 0.2%
CH Robinson Worldwide, Inc.	17,936	3,322,644
Automobile Components — 0.1%
Gentex Corp.	76,580	1,791,972
Automobiles — 0.2%
Tesla, Inc.(1)	8,278	3,331,978
Banks — 0.1%
Wells Fargo & Co.	38,433	3,130,368
Beverages — 0.9%
Coca-Cola Consolidated, Inc.	28,782	5,825,477
Monster Beverage Corp.(1)	149,699	12,769,324
		18,594,801
Biotechnology — 2.2%
AbbVie, Inc.	8,165	1,894,933
Alkermes PLC(1)	115,050	3,463,005
BioMarin Pharmaceutical, Inc.(1)	28,646	1,768,317
Exact Sciences Corp.(1)	32,960	3,407,405
Exelixis, Inc.(1)	252,434	11,122,242
Gilead Sciences, Inc.	16,066	2,393,031
Halozyme Therapeutics, Inc.(1)	124,203	8,635,835
Incyte Corp.(1)	144,936	14,677,669
		47,362,437
Broadline Retail — 0.1%
Dillard's, Inc., Class A(2)	2,740	1,651,645
Building Products — 0.6%
A.O. Smith Corp.	29,284	2,284,152
Armstrong World Industries, Inc.	17,138	2,973,443
Carlisle Cos., Inc.	4,488	1,771,728
Johnson Controls International PLC	23,511	3,392,637
Modine Manufacturing Co.(1)	15,060	3,422,385
		13,844,345
Capital Markets — 1.8%
Cboe Global Markets, Inc.	11,809	3,539,393
Charles Schwab Corp.	36,254	3,451,381
Evercore, Inc., Class A	43,953	13,574,445
Interactive Brokers Group, Inc., Class A	51,734	3,682,943
Moody's Corp.	7,612	3,635,415
Morningstar, Inc.	32,886	6,022,742
SEI Investments Co.	22,553	1,834,010
Tradeweb Markets, Inc., Class A	28,534	3,516,958
		39,257,287
25

Schedule of Investments - U.S. Quality Growth ETF

	Shares	Value
Chemicals — 0.2%
Ecolab, Inc.	11,208	$3,455,987
Commercial Services and Supplies — 0.2%
MSA Safety, Inc.	17,299	3,380,398
Communications Equipment — 2.9%
Arista Networks, Inc.(1)	394,956	52,726,626
Ciena Corp.(1)	10,178	3,549,069
Cisco Systems, Inc.	23,177	1,841,644
F5, Inc.(1)	6,594	1,789,348
Motorola Solutions, Inc.	3,967	1,913,125
		61,819,812
Construction and Engineering — 1.9%
Comfort Systems USA, Inc.	18,651	26,659,180
Dycom Industries, Inc.(1)	7,933	3,332,019
EMCOR Group, Inc.	4,194	3,039,056
Sterling Infrastructure, Inc.(1)	7,828	3,351,402
Valmont Industries, Inc.	7,234	3,327,133
		39,708,790
Consumer Finance — 0.1%
American Express Co.	9,847	3,041,738
Consumer Staples Distribution & Retail — 3.2%
Casey's General Stores, Inc.	5,185	3,554,784
Costco Wholesale Corp.	48,440	48,962,668
Maplebear, Inc.(1)	202,551	7,597,688
U.S. Foods Holding Corp.(1)	54,231	5,239,257
Walmart, Inc.	27,718	3,546,518
		68,900,915
Diversified Consumer Services — 0.3%
Duolingo, Inc.(1)	46,437	4,690,137
Grand Canyon Education, Inc.(1)	11,668	1,856,029
		6,546,166
Electric Utilities — 0.4%
Constellation Energy Corp.	14,399	4,749,942
NextEra Energy, Inc.	49,309	4,623,705
		9,373,647
Electrical Equipment — 3.1%
Acuity, Inc.	5,906	1,781,190
GE Vernova, Inc.	41,056	35,866,522
Vertiv Holdings Co., Class A	111,885	28,518,368
		66,166,080
Electronic Equipment, Instruments and Components — 4.9%
Amphenol Corp., Class A	347,234	50,716,998
Cognex Corp.	60,843	3,309,859
Coherent Corp.(1)	13,736	3,556,663
Corning, Inc.	229,562	34,521,534
Fabrinet(1)	6,242	3,405,822
Itron, Inc.(1)	18,441	1,732,532
Jabil, Inc.	23,693	6,278,408
TE Connectivity PLC	7,820	1,799,773
		105,321,589
Energy Equipment and Services — 0.2%
Baker Hughes Co.	54,798	3,576,117
26

Schedule of Investments - U.S. Quality Growth ETF

	Shares	Value
Entertainment — 5.6%
Netflix, Inc.(1)	799,994	$76,991,423
Roku, Inc.(1)	38,278	3,766,938
Spotify Technology SA(1)	73,228	37,708,026
		118,466,387
Financial Services — 4.0%
Mastercard, Inc., Class A	139,482	72,141,485
Toast, Inc., Class A(1)	253,630	6,926,635
Visa, Inc., Class A	16,341	5,231,408
		84,299,528
Ground Transportation — 0.9%
Lyft, Inc., Class A(1)	131,586	1,821,150
Uber Technologies, Inc.(1)	186,457	14,062,587
XPO, Inc.(1)	16,243	3,418,664
		19,302,401
Health Care Equipment and Supplies — 6.1%
Boston Scientific Corp.(1)	45,709	3,512,737
Dexcom, Inc.(1)	305,003	22,396,370
IDEXX Laboratories, Inc.(1)	8,251	5,418,679
Insulet Corp.(1)	120,334	29,675,568
Intuitive Surgical, Inc.(1)	81,159	40,864,368
Penumbra, Inc.(1)	65,681	22,619,880
ResMed, Inc.	20,240	5,186,702
		129,674,304
Health Care Providers and Services — 3.5%
Cardinal Health, Inc.	15,189	3,481,774
HCA Healthcare, Inc.	9,853	5,219,134
McKesson Corp.	66,424	65,585,065
		74,285,973
Health Care REITs — 0.2%
Ventas, Inc.	39,667	3,417,709
Hotels, Restaurants and Leisure — 2.6%
Airbnb, Inc., Class A(1)	14,353	1,939,234
Booking Holdings, Inc.	6,239	26,449,305
Brinker International, Inc.(1)	48,323	7,161,468
Cava Group, Inc.(1)	48,624	4,010,021
Expedia Group, Inc.	54,127	11,674,653
Viking Holdings Ltd.(1)	43,261	3,375,223
		54,609,904
Household Durables — 0.1%
SharkNinja, Inc.(1)	26,095	3,206,293
Household Products — 0.1%
Colgate-Palmolive Co.	19,304	1,913,799
Independent Power and Renewable Electricity Producers — 0.4%
Talen Energy Corp.(1)	13,720	5,089,709
Vistra Corp.	19,889	3,458,498
		8,548,207
Interactive Media and Services — 1.7%
Alphabet, Inc., Class A	18,648	5,813,700
Match Group, Inc.	57,670	1,822,372
Meta Platforms, Inc., Class A	38,795	25,146,143
Reddit, Inc., Class A(1)	22,701	3,310,033
		36,092,248
27

Schedule of Investments - U.S. Quality Growth ETF

	Shares	Value
IT Services — 1.3%
Accenture PLC, Class A	102,287	$21,349,343
Gartner, Inc.(1)	11,940	1,876,968
GoDaddy, Inc., Class A(1)	20,252	1,765,164
International Business Machines Corp.	7,138	1,714,619
VeriSign, Inc.	8,502	1,937,946
		28,644,040
Life Sciences Tools and Services — 0.3%
Illumina, Inc.(1)	15,600	2,097,576
Medpace Holdings, Inc.(1)	11,558	5,221,442
		7,319,018
Machinery — 2.2%
AGCO Corp.	13,326	1,818,999
Allison Transmission Holdings, Inc.	15,445	1,935,258
Caterpillar, Inc.	6,166	4,580,290
Crane Co.	25,804	5,174,476
Cummins, Inc.	5,746	3,354,917
Deere & Co.	5,146	3,240,488
Donaldson Co., Inc.	17,034	1,580,074
Federal Signal Corp.	44,169	5,142,597
Graco, Inc.	19,719	1,852,008
ITT, Inc.	16,511	3,341,991
Parker-Hannifin Corp.	5,131	5,178,103
SPX Technologies, Inc.(1)	14,070	3,193,046
Toro Co.	18,039	1,783,335
Watts Water Technologies, Inc., Class A	16,054	5,277,592
		47,453,174
Media — 1.7%
New York Times Co., Class A	446,078	35,592,564
Metals and Mining — 0.2%
Newmont Corp.	38,147	4,959,110
Multi-Utilities — 0.2%
Consolidated Edison, Inc.	29,207	3,286,372
Oil, Gas and Consumable Fuels — 1.7%
Antero Midstream Corp.	242,470	5,450,726
Chevron Corp.	18,534	3,461,410
CNX Resources Corp.(1)	343,514	14,352,015
Magnolia Oil & Gas Corp., Class A	67,710	1,883,692
Marathon Petroleum Corp.	9,329	1,849,101
Texas Pacific Land Corp.	16,326	8,559,558
		35,556,502
Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co.	30,261	1,887,379
Eli Lilly & Co.	51,809	54,502,550
Johnson & Johnson	7,570	1,880,615
Merck & Co., Inc.	15,014	1,859,033
Zoetis, Inc.	14,254	1,868,699
		61,998,276
Professional Services — 0.3%
Booz Allen Hamilton Holding Corp.	23,774	1,874,104
ExlService Holdings, Inc.(1)	61,045	1,907,656
Genpact Ltd.	47,152	1,872,878
Leidos Holdings, Inc.	10,580	1,852,558
		7,507,196
28

Schedule of Investments - U.S. Quality Growth ETF

	Shares	Value
Real Estate Management and Development — 0.7%
Jones Lang LaSalle, Inc.(1)	45,932	$14,493,843
Semiconductors and Semiconductor Equipment — 11.4%
Analog Devices, Inc.	14,772	5,255,729
Applied Materials, Inc.	73,670	27,427,341
Astera Labs, Inc.(1)	26,288	3,123,803
Cirrus Logic, Inc.(1)	51,657	7,289,836
KLA Corp.	35,058	53,447,674
Lam Research Corp.	214,136	50,084,269
Micron Technology, Inc.	13,113	5,407,408
Monolithic Power Systems, Inc.	24,174	27,624,597
NVIDIA Corp.	331,554	58,748,053
QUALCOMM, Inc.	12,847	1,828,899
Texas Instruments, Inc.	8,354	1,771,967
		242,009,576
Software — 10.5%
Adobe, Inc.(1)	85,176	22,351,034
AppLovin Corp., Class A(1)	100,213	43,569,606
Atlassian Corp., Class A(1)	24,159	1,815,066
Docusign, Inc.(1)	164,854	7,429,970
Dropbox, Inc., Class A(1)	107,770	2,693,172
Fair Isaac Corp.(1)	1,359	1,915,320
Fortinet, Inc.(1)	22,945	1,813,343
Guidewire Software, Inc.(1)	26,704	3,880,625
HubSpot, Inc.(1)	44,162	11,681,291
InterDigital, Inc.	14,629	5,361,968
Microsoft Corp.	13,203	5,185,346
Nutanix, Inc., Class A(1)	269,867	10,330,509
Palantir Technologies, Inc., Class A(1)	387,801	53,202,419
Pegasystems, Inc.	156,090	6,825,816
Procore Technologies, Inc.(1)	65,132	3,584,865
Salesforce, Inc.	137,375	26,759,276
Samsara, Inc., Class A(1)	127,249	3,677,496
ServiceNow, Inc.(1)	50,299	5,432,795
UiPath, Inc., Class A(1)	169,964	1,823,714
Workday, Inc., Class A(1)	13,320	1,781,683
Zscaler, Inc.(1)	21,340	3,136,767
		224,252,081
Specialty Retail — 4.8%
Chewy, Inc., Class A(1)	396,569	10,873,922
Five Below, Inc.(1)	15,489	3,462,256
Ross Stores, Inc.	55,646	11,443,044
TJX Cos., Inc.	464,038	75,016,383
Urban Outfitters, Inc.(1)	26,856	1,777,867
		102,573,472
Technology Hardware, Storage and Peripherals — 3.8%
Apple, Inc.	277,499	73,309,686
NetApp, Inc.	17,912	1,773,825
Western Digital Corp.	18,369	5,137,809
		80,221,320
Textiles, Apparel and Luxury Goods — 3.3%
Crocs, Inc.(1)	18,349	1,664,437
Deckers Outdoor Corp.(1)	61,863	7,254,674
29

Schedule of Investments - U.S. Quality Growth ETF

	Shares	Value
Ralph Lauren Corp.	136,213	$49,390,834
Tapestry, Inc.	77,085	11,984,405
		70,294,350
Tobacco — 0.1%
Altria Group, Inc.	27,166	1,875,541
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	24,342	5,284,405
TOTAL COMMON STOCKS (Cost $1,931,902,280)		2,123,019,147
RIGHTS — 0.0%
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1) (Cost $2,638)	2,586	2,638
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,210,077	3,210,077
State Street Navigator Securities Lending Government Money Market Portfolio(3)	987,690	987,690
TOTAL SHORT-TERM INVESTMENTS (Cost $4,197,767)		4,197,767
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,936,102,685)		2,127,219,552
OTHER ASSETS AND LIABILITIES — 0.1%		1,392,795
TOTAL NET ASSETS — 100.0%		$2,128,612,347

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $968,081. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $987,690.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.
30

Schedule of Investments - U.S. Quality Value ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 3.0%
Lockheed Martin Corp.	13,387	$8,809,717
RTX Corp.	1,955	396,122
Textron, Inc.	3,975	392,134
		9,597,973
Air Freight and Logistics — 1.7%
FedEx Corp.	1,031	398,997
United Parcel Service, Inc., Class B	44,609	5,172,860
		5,571,857
Automobile Components — 0.7%
Aptiv PLC(1)	5,034	370,200
BorgWarner, Inc.	11,145	641,618
Gentex Corp.	16,711	391,037
Lear Corp.	6,503	853,519
		2,256,374
Beverages — 1.8%
Coca-Cola Co.	5,017	409,186
PepsiCo, Inc.	31,570	5,358,692
		5,767,878
Biotechnology — 3.7%
AbbVie, Inc.	20,553	4,769,940
Alkermes PLC(1)	12,553	377,845
Exelixis, Inc.(1)	9,181	404,515
Gilead Sciences, Inc.	42,806	6,375,954
		11,928,254
Broadline Retail — 0.3%
Amazon.com, Inc.(1)	1,906	400,260
Dillard's, Inc., Class A	598	360,468
Macy's, Inc.	17,874	353,548
		1,114,276
Building Products — 0.7%
A.O. Smith Corp.	5,781	450,918
Carlisle Cos., Inc.	979	386,480
Fortune Brands Innovations, Inc.	7,374	400,703
Masco Corp.	10,660	763,469
UFP Industries, Inc.	3,649	375,519
		2,377,089
Capital Markets — 3.0%
Affiliated Managers Group, Inc.	1,392	426,202
Ameriprise Financial, Inc.	849	399,132
Blackrock, Inc.	743	789,980
Blackstone, Inc.	3,303	374,461
Charles Schwab Corp.	42,599	4,055,425
Evercore, Inc., Class A	1,221	377,094
FactSet Research Systems, Inc.	2,054	445,328
Goldman Sachs Group, Inc.	576	495,112
Morgan Stanley	2,284	380,309
Morningstar, Inc.	2,512	460,048
S&P Global, Inc.	959	423,763
31

Schedule of Investments - U.S. Quality Value ETF

	Shares	Value
SEI Investments Co.	4,921	$400,176
Stifel Financial Corp.	5,011	371,101
T. Rowe Price Group, Inc.	4,200	397,446
		9,795,577
Chemicals — 0.8%
CF Industries Holdings, Inc.	4,122	410,304
Eastman Chemical Co.	6,033	455,552
Linde PLC	1,613	819,533
NewMarket Corp.	1,312	821,325
		2,506,714
Commercial Services and Supplies — 0.1%
Rollins, Inc.	6,529	397,551
Communications Equipment — 3.2%
Arista Networks, Inc.(1)	3,016	402,636
Cisco Systems, Inc.	101,436	8,060,105
F5, Inc.(1)	6,851	1,859,087
		10,321,828
Consumer Finance — 0.4%
Credit Acceptance Corp.(1)(2)	809	382,803
OneMain Holdings, Inc.	7,005	385,415
Synchrony Financial	5,459	377,271
		1,145,489
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp.	407	411,391
Dollar General Corp.	2,659	415,442
Kroger Co.	6,036	411,897
Sprouts Farmers Market, Inc.(1)	5,936	438,492
Target Corp.	37,759	4,296,597
Walmart, Inc.	6,514	833,466
		6,807,285
Containers and Packaging — 0.4%
Avery Dennison Corp.	2,034	399,376
Crown Holdings, Inc.	3,489	399,839
Packaging Corp. of America	1,689	392,085
		1,191,300
Distributors — 0.2%
LKQ Corp.	23,644	782,853
Diversified Consumer Services — 0.3%
ADT, Inc.	50,639	406,125
Grand Canyon Education, Inc.(1)	2,546	404,992
		811,117
Diversified Telecommunication Services — 4.6%
AT&T, Inc.	28,632	801,982
Comcast Corp., Class A	166,977	5,169,608
Verizon Communications, Inc.	174,024	8,725,564
		14,697,154
Electrical Equipment — 0.4%
Acuity, Inc.	1,289	388,750
Eaton Corp. PLC	1,073	403,362
Sensata Technologies Holding PLC	10,445	390,016
		1,182,128
32

Schedule of Investments - U.S. Quality Value ETF

	Shares	Value
Electronic Equipment, Instruments and Components — 1.3%
Amphenol Corp., Class A	2,652	$387,351
Badger Meter, Inc.	2,513	383,057
Corning, Inc.	2,871	431,741
Itron, Inc.(1)	4,024	378,055
Jabil, Inc.	1,854	491,291
Keysight Technologies, Inc.(1)	1,645	505,558
Littelfuse, Inc.	1,082	381,362
Sanmina Corp.(1)	2,682	416,407
TE Connectivity PLC	1,706	392,636
Zebra Technologies Corp., Class A(1)	1,568	351,169
		4,118,627
Entertainment — 0.6%
Netflix, Inc.(1)	5,092	490,054
Walt Disney Co.	12,722	1,349,041
		1,839,095
Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B(1)	804	405,980
Fidelity National Information Services, Inc.	8,153	415,477
Fiserv, Inc.(1)	6,516	405,882
Global Payments, Inc.	4,857	371,366
Mastercard, Inc., Class A	761	393,597
MGIC Investment Corp.	15,282	405,431
PayPal Holdings, Inc.	9,617	444,401
Visa, Inc., Class A	1,248	399,535
		3,241,669
Food Products — 2.2%
Archer-Daniels-Midland Co.	5,901	407,405
Conagra Brands, Inc.	21,687	417,475
General Mills, Inc.	89,770	4,060,297
Hershey Co.	1,806	426,722
Hormel Foods Corp.	16,054	410,982
Ingredion, Inc.	3,419	401,596
Marzetti Co.	2,416	397,045
Tyson Foods, Inc., Class A	6,272	407,617
		6,929,139
Ground Transportation — 2.0%
Lyft, Inc., Class A(1)	28,714	397,402
Ryder System, Inc.	1,788	396,149
Uber Technologies, Inc.(1)	5,423	409,003
Union Pacific Corp.	19,399	5,140,347
		6,342,901
Health Care Equipment and Supplies — 2.7%
Abbott Laboratories	46,406	5,399,338
Align Technology, Inc.(1)	2,108	400,731
Medtronic PLC	29,381	2,869,348
		8,669,417
Health Care Providers and Services — 2.6%
Cardinal Health, Inc.	1,785	409,176
Centene Corp.(1)	9,264	415,768
Chemed Corp.	843	345,638
Cigna Group	2,858	828,306
HCA Healthcare, Inc.	4,423	2,342,863
33

Schedule of Investments - U.S. Quality Value ETF

	Shares	Value
McKesson Corp.	882	$870,860
UnitedHealth Group, Inc.	9,521	2,792,224
Universal Health Services, Inc., Class B	1,738	358,202
		8,363,037
Hotels, Restaurants and Leisure — 1.7%
Booking Holdings, Inc.	983	4,167,281
Boyd Gaming Corp.	4,647	386,770
Expedia Group, Inc.	1,969	424,693
McDonald's Corp.	1,217	415,070
		5,393,814
Household Durables — 0.6%
DR Horton, Inc.	2,441	391,512
Mohawk Industries, Inc.(1)	3,499	438,320
NVR, Inc.(1)	53	398,443
PulteGroup, Inc.	3,162	433,826
Taylor Morrison Home Corp.(1)	5,898	388,619
		2,050,720
Household Products — 6.7%
Clorox Co.	35,648	4,533,000
Colgate-Palmolive Co.	54,761	5,429,005
Kimberly-Clark Corp.	40,416	4,503,959
Procter & Gamble Co.	42,990	7,187,928
		21,653,892
Industrial Conglomerates — 0.3%
Honeywell International, Inc.	3,284	799,949
Insurance — 0.6%
Allstate Corp.	1,941	416,383
Chubb Ltd.	1,208	411,759
Everest Group Ltd.	1,170	392,523
Old Republic International Corp.	9,718	416,611
Progressive Corp.	1,963	419,415
		2,056,691
Interactive Media and Services — 1.2%
Alphabet, Inc., Class A	1,272	396,559
Match Group, Inc.	12,584	397,654
Meta Platforms, Inc., Class A	4,910	3,182,564
		3,976,777
IT Services — 5.9%
Accenture PLC, Class A	16,740	3,493,973
Amdocs Ltd.	62,792	4,382,882
Cognizant Technology Solutions Corp., Class A	23,116	1,489,364
EPAM Systems, Inc.(1)	2,885	406,785
Gartner, Inc.(1)	2,606	409,663
GoDaddy, Inc., Class A(1)	4,419	385,160
International Business Machines Corp.	26,596	6,388,625
VeriSign, Inc.	9,549	2,176,599
		19,133,051
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc.	784	408,550
Machinery — 2.9%
AGCO Corp.	2,908	396,942
Allison Transmission Holdings, Inc.	3,370	422,261
Donaldson Co., Inc.	3,717	344,789
34

Schedule of Investments - U.S. Quality Value ETF

	Shares	Value
Gates Industrial Corp. PLC(1)	14,513	$400,123
Graco, Inc.	4,303	404,138
Illinois Tool Works, Inc.	16,295	4,735,816
Oshkosh Corp.	2,282	387,986
Otis Worldwide Corp.	4,322	400,044
Snap-on, Inc.	1,038	399,858
Timken Co.	3,703	401,331
Toro Co.	7,873	778,325
Watts Water Technologies, Inc., Class A	1,226	403,035
		9,474,648
Media — 1.1%
Charter Communications, Inc., Class A(1)(2)	1,740	408,256
Fox Corp., Class A	7,025	395,789
New York Times Co., Class A	5,136	409,801
News Corp., Class A	16,937	411,400
Nexstar Media Group, Inc., Class A	3,726	935,301
Omnicom Group, Inc.	9,622	820,660
		3,381,207
Metals and Mining — 1.2%
Alcoa Corp.	6,622	411,093
Commercial Metals Co.	5,216	382,333
Newmont Corp.	22,958	2,984,540
		3,777,966
Oil, Gas and Consumable Fuels — 4.0%
Antero Midstream Corp.	20,015	449,937
APA Corp.	13,784	418,620
Chevron Corp.	26,091	4,872,755
ConocoPhillips	7,248	822,358
EOG Resources, Inc.	3,292	408,472
Exxon Mobil Corp.	35,356	5,391,790
HF Sinclair Corp.	7,873	393,729
		12,757,661
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	5,768	378,958
Personal Care Products — 1.0%
Kenvue, Inc.	175,951	3,364,183
Pharmaceuticals — 7.3%
Bristol-Myers Squibb Co.	138,669	8,648,786
Johnson & Johnson	21,642	5,376,522
Merck & Co., Inc.	68,801	8,518,940
Pfizer, Inc.	15,030	415,579
Zoetis, Inc.	3,110	407,721
		23,367,548
Professional Services — 3.6%
Automatic Data Processing, Inc.	17,233	3,694,066
Booz Allen Hamilton Holding Corp.	10,376	817,940
Genpact Ltd.	24,010	953,677
Jacobs Solutions, Inc.	2,904	400,345
Leidos Holdings, Inc.	2,309	404,306
Paychex, Inc.	52,682	4,933,669
SS&C Technologies Holdings, Inc.	5,612	422,528
		11,626,531
35

Schedule of Investments - U.S. Quality Value ETF

	Shares	Value
Real Estate Management and Development — 0.6%
Jones Lang LaSalle, Inc.(1)	6,378	$2,012,578
Retail REITs — 0.1%
Simon Property Group, Inc.	1,989	405,458
Semiconductors and Semiconductor Equipment — 7.7%
Advanced Micro Devices, Inc.(1)	2,001	400,620
Analog Devices, Inc.	7,448	2,649,924
Applied Materials, Inc.	7,469	2,780,709
Cirrus Logic, Inc.(1)	3,137	442,693
KLA Corp.	330	503,101
Lam Research Corp.	11,448	2,677,573
Micron Technology, Inc.	1,516	625,153
ON Semiconductor Corp.(1)	5,796	385,318
Qorvo, Inc.(1)	16,554	1,372,327
QUALCOMM, Inc.	50,462	7,183,770
Skyworks Solutions, Inc.	20,011	1,192,255
Texas Instruments, Inc.	20,052	4,253,230
Universal Display Corp.	3,849	410,650
		24,877,323
Software — 2.6%
Adobe, Inc.(1)	10,174	2,669,759
Docusign, Inc.(1)	9,005	405,855
Dropbox, Inc., Class A(1)	15,720	392,843
Microsoft Corp.	1,008	395,882
Pegasystems, Inc.	8,831	386,180
Salesforce, Inc.	17,306	3,371,036
Workday, Inc., Class A(1)	2,907	388,840
Zoom Communications, Inc., Class A(1)	4,436	327,998
		8,338,393
Specialized REITs — 0.1%
Public Storage	1,313	403,170
Specialty Retail — 4.8%
Best Buy Co., Inc.	16,581	1,027,525
Chewy, Inc., Class A(1)	15,144	415,248
Gap, Inc.	27,845	780,774
Home Depot, Inc.	13,623	5,186,549
Lowe's Cos., Inc.	23,013	6,088,549
TJX Cos., Inc.	5,063	818,485
Urban Outfitters, Inc.(1)	6,090	403,158
Williams-Sonoma, Inc.	3,859	793,603
		15,513,891
Technology Hardware, Storage and Peripherals — 2.4%
Apple, Inc.	16,653	4,399,390
Dell Technologies, Inc., Class C	3,276	485,110
HP, Inc.	21,547	409,177
NetApp, Inc.	23,452	2,322,452
		7,616,129
Textiles, Apparel and Luxury Goods — 1.5%
Crocs, Inc.(1)	4,004	363,203
Lululemon Athletica, Inc.(1)	2,139	396,079
NIKE, Inc., Class B	61,247	3,808,338
Ralph Lauren Corp.	1,040	377,104
		4,944,724
36

Schedule of Investments - U.S. Quality Value ETF

	Shares	Value
Tobacco — 1.3%
Altria Group, Inc.	59,280	$4,092,691
Trading Companies and Distributors — 0.5%
MSC Industrial Direct Co., Inc., Class A	17,070	1,601,849
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.	1,859	403,570
TOTAL COMMON STOCKS (Cost $294,488,003)		321,568,504
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	654,816	654,816
State Street Navigator Securities Lending Government Money Market Portfolio(3)	786,824	786,824
TOTAL SHORT-TERM INVESTMENTS (Cost $1,441,640)		1,441,640
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $295,929,643)		323,010,144
OTHER ASSETS AND LIABILITIES — (0.2)%		(758,626)
TOTAL NET ASSETS — 100.0%		$322,251,518

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $771,017. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $786,824.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.
37

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)
	Quality Diversified International ETF	Small Cap Growth Insights ETF
Assets
Investment securities, at value	$549,119,177	$8,955,251
Investment made with cash collateral received for securities on loan, at value	23,611,958	—
Foreign currency holdings, at value	52,799	—
Dividends and interest receivable	1,223,309	2,425
Securities lending receivable	4,681	—
	574,011,924	8,957,676

Liabilities
Payable for collateral received for securities on loan	23,611,958	—
Payable for investments purchased	101	—
Accrued management fees	159,658	3,208
	23,771,717	3,208

Net Assets	$550,240,207	$8,954,468

Shares outstanding (unlimited number of shares authorized)	7,800,000	212,500

Net Asset Value Per Share	$70.54	$42.14

Net Assets Consist of:
Capital paid in	$469,331,074	$8,693,764
Distributable earnings (loss)	80,909,133	260,704
	$550,240,207	$8,954,468

Investment securities, at cost	$427,731,723	$8,505,272
Investment securities on loan, at value	$32,295,140	—
Investment made with cash collateral received for securities on loan, at cost	$23,611,958	—
Foreign currency holdings, at cost	$52,578	—

See Notes to Financial Statements.
38

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)
	Small Cap Value Insights ETF	U.S. Quality Growth ETF
Assets
Investment securities, at value	$8,796,548	$2,126,231,862
Investment made with cash collateral received for securities on loan, at value	—	987,690
Receivable for investments sold	—	813,471,221
Receivable for capital shares sold	—	83,126,175
Dividends and interest receivable	11,299	964,368
Securities lending receivable	—	303
	8,807,847	3,024,781,619

Liabilities
Payable for collateral received for securities on loan	—	987,690
Payable for investments purchased	—	811,337,866
Payable for capital shares redeemed	—	83,369,625
Accrued management fees	3,263	474,091
	3,263	896,169,272

Net Assets	$8,804,584	$2,128,612,347

Shares outstanding (unlimited number of shares authorized)	200,000	19,150,000

Net Asset Value Per Share	$44.02	$111.15

Net Assets Consist of:
Capital paid in	$8,231,734	$2,052,902,419
Distributable earnings (loss)	572,850	75,709,928
	$8,804,584	$2,128,612,347

Investment securities, at cost	$8,251,605	$1,935,114,995
Investment securities on loan, at value	—	$968,081
Investment made with cash collateral received for securities on loan, at cost	—	$987,690

See Notes to Financial Statements.
39

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)
U.S. Quality Value ETF
Assets
Investment securities, at value	$322,223,320
Investment made with cash collateral received for securities on loan, at value	786,824
Receivable for investments sold	94,138,874
Receivable for capital shares sold	51,798,260
Dividends and interest receivable	324,099
Securities lending receivable	116
469,271,493

Liabilities
Payable for collateral received for securities on loan	786,824
Payable for investments purchased	106,313,950
Payable for capital shares redeemed	39,849,628
Accrued management fees	69,573
147,019,975

Net Assets	$322,251,518

Shares outstanding (unlimited number of shares authorized)	4,650,000

Net Asset Value Per Share	$69.30

Net Assets Consist of:
Capital paid in	$339,389,924
Distributable earnings (loss)	(17,138,406)
$322,251,518

Investment securities, at cost	$295,142,819
Investment securities on loan, at value	$771,017
Investment made with cash collateral received for securities on loan, at cost	$786,824

See Notes to Financial Statements.
40

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED) (EXCEPT AS NOTED)
	Quality Diversified International ETF	Small Cap Growth Insights ETF(1)
Investment Income (Loss)
Income:
Dividends	$3,630,617	$8,041
Securities lending, net	46,114	—
Interest	38,933	218
Less foreign taxes withheld	(302,289)	(62)
	3,413,375	8,197
Expenses:
Management fees	859,697	12,611
Trustees' fees and expenses	1,810	24
	861,507	12,635

Net investment income (loss)	2,551,868	(4,438)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	20,071,797	(184,849)
Foreign currency translation transactions	(12,167)	12
	20,059,630	(184,837)

Change in net unrealized appreciation (depreciation) on:
Investments	60,148,654	449,979
Translation of assets and liabilities in foreign currencies	(339)	—
	60,148,315	449,979

Net realized and unrealized gain (loss)	80,207,945	265,142

Net Increase (Decrease) in Net Assets Resulting from Operations	$82,759,813	$260,704
(1)October 14, 2025 (fund inception) through February 28, 2026.

See Notes to Financial Statements.
41

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED) (EXCEPT AS NOTED)
	Small Cap Value Insights ETF(1)	U.S. Quality Growth ETF
Investment Income (Loss)
Income:
Dividends	$49,357	$5,847,265
Securities lending, net	—	3,339
Interest	222	78,763
Less foreign taxes withheld	(5)	—
	49,574	5,929,367

Expenses:
Management fees	12,588	3,071,747
Trustees' fees and expenses	24	8,936
	12,612	3,080,683

Net investment income (loss)	36,962	2,848,684

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	19,448	11,215,489
Change in net unrealized appreciation (depreciation) on investments	544,943	(11,064,544)

Net realized and unrealized gain (loss)	564,391	150,945

Net Increase (Decrease) in Net Assets Resulting from Operations	$601,353	$2,999,629
(1)October 14, 2025 (fund inception) through February 28, 2026.

See Notes to Financial Statements.
42

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)
U.S. Quality Value ETF
Investment Income (Loss)
Income:
Dividends	$3,072,142
Securities lending, net	668
Interest	16,997
3,089,807
Expenses:
Management fees	401,868
Trustees' fees and expenses	1,145
403,013

Net investment income (loss)	2,686,794

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	7,703,151
Change in net unrealized appreciation (depreciation) on investments	15,022,953

Net realized and unrealized gain (loss)	22,726,104

Net Increase (Decrease) in Net Assets Resulting from Operations	$25,412,898

See Notes to Financial Statements.
43

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2025 (EXCEPT AS NOTED)
	Quality Diversified International ETF		Small Cap Growth Insights ETF
Increase (Decrease) in Net Assets	February 28, 2026	August 31, 2025	February 28, 2026(1)
Operations
Net investment income (loss)	$2,551,868	$7,782,568	$(4,438)
Net realized gain (loss)	20,059,630	21,803,677	(184,837)
Change in net unrealized appreciation (depreciation)	60,148,315	29,287,903	449,979
Net increase (decrease) in net assets resulting from operations	82,759,813	58,874,148	260,704

Distributions to Shareholders
From earnings	(5,426,330)	(8,555,820)	—

Capital Share Transactions
Proceeds from shares sold	134,849,311	258,113,986	8,693,764
Payments for shares redeemed	(62,288,775)	(121,886,140)	—
Other capital	—	4,771	—
Net increase (decrease) in net assets from capital share transactions	72,560,536	136,232,617	8,693,764

Net increase (decrease) in net assets	149,894,019	186,550,945	8,954,468

Net Assets
Beginning of period	400,346,188	213,795,243	—
End of period	$550,240,207	$400,346,188	$8,954,468

Transactions in Shares of the Funds
Sold	2,100,000	4,850,000	212,500
Redeemed	(1,000,000)	(2,300,000)	—
Net increase (decrease) in shares of the funds	1,100,000	2,550,000	212,500
(1)October 14, 2025 (fund inception) through February 28, 2026.

See Notes to Financial Statements.
44

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2025 (EXCEPT AS NOTED)
	Small Cap Value Insights ETF	U.S. Quality Growth ETF
Increase (Decrease) in Net Assets	February 28, 2026(1)	February 28, 2026	August 31, 2025
Operations
Net investment income (loss)	$36,962	$2,848,684	$3,627,466
Net realized gain (loss)	19,448	11,215,489	164,014,287
Change in net unrealized appreciation (depreciation)	544,943	(11,064,544)	103,533,579
Net increase (decrease) in net assets resulting from operations	601,353	2,999,629	271,175,332

Distributions to Shareholders
From earnings	(28,503)	(2,373,480)	(3,257,443)

Capital Share Transactions
Proceeds from shares sold	8,231,734	472,057,178	1,508,919,784
Payments for shares redeemed	—	(245,104,498)	(736,178,652)
Net increase (decrease) in net assets from capital share transactions	8,231,734	226,952,680	772,741,132

Net increase (decrease) in net assets	8,804,584	227,578,829	1,040,659,021

Net Assets
Beginning of period	—	1,901,033,518	860,374,497
End of period	$8,804,584	$2,128,612,347	$1,901,033,518

Transactions in Shares of the Funds
Sold	200,000	4,150,000	14,725,000
Redeemed	—	(2,200,000)	(7,200,000)
Net increase (decrease) in shares of the funds	200,000	1,950,000	7,525,000
(1)October 14, 2025 (fund inception) through February 28, 2026.

See Notes to Financial Statements.
45

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2025
	U.S. Quality Value ETF
Increase (Decrease) in Net Assets	February 28, 2026	August 31, 2025
Operations
Net investment income (loss)	$2,686,794	$4,508,982
Net realized gain (loss)	7,703,151	27,196,228
Change in net unrealized appreciation (depreciation)	15,022,953	(13,720,527)
Net increase (decrease) in net assets resulting from operations	25,412,898	17,984,683

Distributions to Shareholders
From earnings	(2,700,483)	(4,295,812)

Capital Share Transactions
Proceeds from shares sold	98,013,738	175,006,408
Payments for shares redeemed	(52,780,335)	(170,358,345)
Net increase (decrease) in net assets from capital share transactions	45,233,403	4,648,063

Net increase (decrease) in net assets	67,945,818	18,336,934

Net Assets
Beginning of period	254,305,700	235,968,766
End of period	$322,251,518	$254,305,700

Transactions in Shares of the Funds
Sold	1,450,000	2,800,000
Redeemed	(775,000)	(2,700,000)
Net increase (decrease) in shares of the funds	675,000	100,000

See Notes to Financial Statements.
46

Notes to Financial Statements

FEBRUARY 28, 2026 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Delaware statutory trust. The financial statements herein relate to the following funds offered by the trust.

Fund Name	Herein Referenced As	Ticker	Exchange
American Century Quality Diversified International ETF	Quality Diversified International ETF	QINT	NYSE Arca, Inc.
American Century Small Cap Growth Insights ETF	Small Cap Growth Insights ETF	ACSG	Cboe BZX Exchange, Inc.
American Century Small Cap Value Insights ETF	Small Cap Value Insights ETF	ACSV	Cboe BZX Exchange, Inc.
American Century U.S. Quality Growth ETF	U.S. Quality Growth ETF	QGRO	NYSE Arca, Inc.
American Century U.S. Quality Value ETF	U.S. Quality Value ETF	VALQ	NYSE Arca, Inc.
American Century Small Cap Growth Insights ETF and American Century Small Cap Value Insights ETF incepted on October 14, 2025.

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

47

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income —  Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income, if any, are generally declared and paid quarterly. Prior to January 1, 2026, Quality Diversified International ETF distributions from net investment income were declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

48

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee is as follows:

Annual Management Fee
Quality Diversified International ETF	0.39%(1)
Small Cap Growth Insights ETF	0.49%
Small Cap Value Insights ETF	0.49%
U.S. Quality Growth ETF	0.29%
U.S. Quality Value ETF	0.29%
(1) Effective March 13, 2026, the investment advisor agreed to waive 0.06% of the fund’s management fee. The investment advisor expects this waiver to continue until March 31, 2027, and cannot terminate it prior to such date without the approval of the Board of Trustees.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund.
Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Quality Diversified International ETF	American Century Strategic Asset Allocations, Inc.	13%
Small Cap Growth Insights ETF	American Century Investment Management, Inc. (ACIM)	59%
Small Cap Value Insights ETF	American Century Investment Management, Inc. (ACIM)	63%
U.S. Quality Value ETF	American Century Strategic Asset Allocations, Inc.	40%

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Investment transactions, excluding short-term investments and in kind transactions, for the period ended February 28, 2026 were as follows:

	Quality Diversified International ETF	Small Cap Growth Insights ETF(1)	Small Cap Value Insights ETF(1)	U.S. Quality Growth ETF	U.S. Quality Value ETF
Purchases	$219,624,668	$2,546,092	$2,119,794	$1,457,082,510	$200,979,622
Sales	$150,550,820	$2,380,364	$2,080,713	$1,455,353,046	$198,130,640
(1)October 14, 2025 (fund inception) through February 28, 2026.

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended February 28, 2026 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Quality Diversified International ETF	$61,314,597	$60,951,486	$18,949,425
Small Cap Growth Insights ETF(1)	$8,530,539	—	—
Small Cap Value Insights ETF(1)	$8,171,948	—	—
U.S. Quality Growth ETF	$467,148,006	$241,524,802	$76,484,927
U.S. Quality Value ETF	$93,119,161	$50,733,679	$15,508,041
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.
(1)October 14, 2025 (fund inception) through February 28, 2026.

49

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

6. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

Quality Diversified International ETF, U.S. Quality Growth ETF and U.S. Quality Value ETF are not actively managed and do not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the funds generally will not buy or sell securities unless they are added or removed from their respective indexes, even if the security is underperforming. If the funds' respective indexes have high portfolio turnover, the funds may also have high portfolio turnover.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Quality Diversified International ETF	Small Cap Growth Insights ETF	Small Cap Value Insights ETF
Federal tax cost of investments	$453,181,968	$8,521,902	$8,262,104
Gross tax appreciation of investments	$130,431,713	$1,004,358	$850,280
Gross tax depreciation of investments	(10,882,546)	(571,009)	(315,836)
Net tax appreciation (depreciation) of investments	$119,549,167	$433,349	$534,444

	U.S. Quality Growth ETF	U.S. Quality Value ETF
Federal tax cost of investments	$1,942,115,954	$297,974,997
Gross tax appreciation of investments	$258,694,481	$31,838,229
Gross tax depreciation of investments	(73,590,883)	(6,803,082)
Net tax appreciation (depreciation) of investments	$185,103,598	$25,035,147

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2025, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Quality Diversified International ETF	$(46,280,411)	$(10,914,169)
U.S. Quality Growth ETF	$(110,961,179)	$(11,164,903)
U.S. Quality Value ETF	$(41,793,480)	$(8,127,912)

50

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Quality Diversified International ETF
2026(4)	$59.75	0.37	11.23	11.60	(0.81)	—	$70.54	19.57%	0.39%	1.16%	34%	$550,240
2025	$51.52	1.49	8.27	9.76	(1.53)	0.00(5)	$59.75	19.36%	0.40%	2.79%	71%	$400,346
2024	$44.09	1.28	7.79	9.07	(1.64)	—	$51.52	20.91%	0.39%	2.73%	78%	$213,795
2023	$38.43	1.38	5.72	7.10	(1.44)	—	$44.09	18.67%	0.39%	3.31%	119%	$213,840
2022	$52.76	1.45	(14.40)	(12.95)	(1.38)	—	$38.43	(24.82)%	0.39%	3.15%	108%	$190,249
2021	$43.09	1.17	9.56	10.73	(1.06)	—	$52.76	25.04%	0.39%	2.37%	107%	$208,421

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations*:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(4)	Net Assets, End of Period (in thousands)
Small Cap Growth Insights ETF
2026(3)	$40.49	(0.03)	1.68	1.65	$42.14	4.07%	0.49%	(0.18)%	35%	$8,954

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)October 14, 2025 (fund inception) through February 28, 2026 (unaudited).
(4)Excludes securities received or delivered in kind.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(4)	Net Assets, End of Period (in thousands)
Small Cap Value Insights ETF
2026(3)	$40.76	0.23	3.21	3.44	(0.18)	$44.02	8.46%	0.49%	1.46%	31%	$8,805

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)October 14, 2025 (fund inception) through February 28, 2026 (unaudited).
(4)Excludes securities received or delivered in kind.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
U.S. Quality Growth ETF
2026(4)	$110.53	0.15	0.60	0.75	(0.13)	$111.15	0.68%	0.29%	0.27%	69%	$2,128,612
2025	$88.93	0.28	21.58	21.86	(0.26)	$110.53	24.61%	0.29%	0.28%	165%	$1,901,034
2024	$70.12	0.27	18.82	19.09	(0.28)	$88.93	27.27%	0.29%	0.34%	172%	$860,374
2023	$60.26	0.36	9.82	10.18	(0.32)	$70.12	16.96%	0.29%	0.56%	203%	$671,408
2022	$75.48	0.30	(15.26)	(14.96)	(0.26)	$60.26	(19.83)%	0.29%	0.45%	153%	$259,133
2021	$55.96	0.23	19.44	19.67	(0.15)	$75.48	35.20%	0.29%	0.36%	162%	$258,522

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
U.S. Quality Value ETF
2026(4)	$63.98	0.63	5.34	5.97	(0.65)	$69.30	9.40%	0.29%	1.94%	71%	$322,252
2025	$60.90	1.14	3.03	4.17	(1.09)	$63.98	6.94%	0.29%	1.85%	147%	$254,306
2024	$50.36	0.88	10.55	11.43	(0.89)	$60.90	22.91%	0.29%	1.64%	126%	$235,969
2023	$46.81	1.18	3.59	4.77	(1.22)	$50.36	10.40%	0.29%	2.47%	187%	$214,026
2022	$51.82	1.19	(5.14)	(3.95)	(1.06)	$46.81	(7.70)%	0.29%	2.36%	118%	$203,645
2021	$38.76	0.83	13.02	13.85	(0.79)	$51.82	36.16%	0.29%	1.81%	147%	$255,219

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement
American Century Small Cap Growth Insights ETF
American Century Small Cap Value Insights ETF

At a meeting held on June 11, 2025, the Funds’ Board of Trustees (the “Board”) unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the American Century Small Cap Growth Insights ETF and American Century Small Cap Value Insights ETF (collectively the “New Funds”). Under the Investment Company Act of 1940, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent Trustees.

In advance of the Board’s consideration, the Advisor provided information concerning the New Funds. The materials reviewed and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the New Funds’ characteristics and key attributes, the rationale for launching the New Funds, the experience of the staff designated to manage the New Funds, the proposed pricing, and the markets in which the New Funds would be sold. The information considered and the discussions held included, but were not limited to:

•the nature, extent, and quality of investment management and other services to be provided to the New Funds;
•the wide range of other programs and services the Advisor would provide to each New Fund and its shareholders on a routine and non-routine basis;
•each New Fund’s proposed investment objective and strategy, including a discussion of its anticipated investment performance and proposed benchmark;
•the cost of owning each New Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience; and
•any collateral benefits derived by the Advisor from the management of the New Funds.

Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent data provider and comparing each New Fund’s fee to the total expense ratio of expected peer funds. The annual management fees charged to shareholders of each of the New Funds were anticipated to be below the median of the total expense ratios of their respective peer universe.

When considering the approval of the management agreement for the New Funds, the independent Trustees considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the fact that the Advisor will assume a substantial part of the start-up costs of the New Funds and the risk that the New Funds will not grow to a level that will become profitable to the Advisor. The Board considered the position that the New Funds would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Trustees’ familiarity with the Advisor. A majority of the Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Trustees have confidence in the Advisor’s integrity and competence in providing services to the New Funds.

The independent Trustees considered all of the information provided by the Advisor and the independent Trustees’ independent counsel in connection with the approval, and evaluated such information for the New Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. The independent Trustees concluded that the terms of the management agreement were fair and reasonable and that the respective management fees to be charged to each New Fund is reasonable in light of the services to be provided and should be approved.
56

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2026 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-96949 2604

Semiannual Financial Statements and Other Information

February 28, 2026

Avantis® Inflation Focused Equity ETF (AVIE)
Avantis® Real Estate ETF (AVRE)
Avantis® Responsible U.S. Equity ETF (AVSU)
Avantis® Total Equity Markets ETF (AVTM)
Avantis® U.S. Equity ETF (AVUS)
Avantis® U.S. Large Cap Equity ETF (AVLC)
Avantis® U.S. Large Cap Value ETF (AVLV)
Avantis® U.S. Mid Cap Equity ETF (AVMC)
Avantis® U.S. Mid Cap Value ETF (AVMV)
Avantis® U.S. Quality ETF (AVUQ)
Avantis® U.S. Small Cap Equity ETF (AVSC)
Avantis® U.S. Small Cap Value ETF (AVUV)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit avantisinvestors.com/docs.

Schedule of Investments - Avantis Inflation Focused Equity ETF

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.5%
Aerospace and Defense — 0.9%
ATI, Inc.(1)	258	$42,206
Carpenter Technology Corp.	108	42,992
		85,198
Beverages — 6.1%
Boston Beer Co., Inc., Class A(1)	12	2,721
Brown-Forman Corp., Class A	54	1,585
Brown-Forman Corp., Class B	276	7,965
Celsius Holdings, Inc.(1)	180	9,650
Coca-Cola Co.	2,276	185,631
Coca-Cola Consolidated, Inc.	74	14,978
Constellation Brands, Inc., Class A	122	19,259
Keurig Dr. Pepper, Inc.	711	21,529
MGP Ingredients, Inc.	25	475
Molson Coors Beverage Co., Class B	288	14,109
Monster Beverage Corp.(1)	510	43,503
National Beverage Corp.(1)	42	1,527
PepsiCo, Inc.	1,238	210,138
Primo Brands Corp., Class A	282	6,396
Vita Coco Co., Inc.(1)	66	3,832
		543,298
Biotechnology — 10.0%
AbbVie, Inc.	914	212,121
ACADIA Pharmaceuticals, Inc.(1)	117	2,874
ADMA Biologics, Inc.(1)	110	1,713
Alkermes PLC(1)	169	5,087
Alnylam Pharmaceuticals, Inc.(1)	92	30,629
Amgen, Inc.	336	130,422
Arcellx, Inc.(1)	51	5,803
Atrium Therapeutics, Inc.(1)	10	148
Biogen, Inc.(1)	116	22,251
BioMarin Pharmaceutical, Inc.(1)	150	9,259
Bridgebio Pharma, Inc.(1)	174	11,568
CRISPR Therapeutics AG(1)(2)	80	4,811
Cytokinetics, Inc.(1)	114	7,093
Denali Therapeutics, Inc.(1)	12	254
Exact Sciences Corp.(1)	147	15,197
Exelixis, Inc.(1)	391	17,227
Gilead Sciences, Inc.	918	136,736
Halozyme Therapeutics, Inc.(1)	174	12,098
Incyte Corp.(1)	162	16,406
Insmed, Inc.(1)	114	17,024
Intellia Therapeutics, Inc.(1)(2)	60	827
Ionis Pharmaceuticals, Inc.(1)	129	10,468
Krystal Biotech, Inc.(1)	6	1,654
Madrigal Pharmaceuticals, Inc.(1)	12	5,184
Moderna, Inc.(1)	258	13,821
Natera, Inc.(1)	108	22,468
Neurocrine Biosciences, Inc.(1)	80	10,580
Regeneron Pharmaceuticals, Inc.	66	51,590
2

Schedule of Investments - Avantis Inflation Focused Equity ETF

	Shares	Value
Revolution Medicines, Inc.(1)	146	$14,895
Roivant Sciences Ltd.(1)	326	9,434
Sarepta Therapeutics, Inc.(1)	75	1,257
TG Therapeutics, Inc.(1)	93	2,798
United Therapeutics Corp.(1)	48	24,187
Vaxcyte, Inc.(1)	97	5,989
Vertex Pharmaceuticals, Inc.(1)	130	64,588
Viking Therapeutics, Inc.(1)(2)	48	1,624
		900,085
Chemicals — 2.5%
AdvanSix, Inc.	36	642
American Vanguard Corp.(1)	66	304
Cabot Corp.	102	7,766
CF Industries Holdings, Inc.	343	34,142
Chemours Co.	338	6,165
Core Molding Technologies, Inc.(1)	30	548
Corteva, Inc.	850	68,102
Dow, Inc.	864	26,551
FMC Corp.	224	3,302
Hawkins, Inc.	39	5,815
Huntsman Corp.	276	3,491
Intrepid Potash, Inc.(1)	18	666
Koppers Holdings, Inc.	50	1,890
Kronos Worldwide, Inc.	60	349
LSB Industries, Inc.(1)	75	872
LyondellBasell Industries NV, Class A	420	24,158
Mativ Holdings, Inc.	85	921
Mosaic Co.	763	21,242
Olin Corp.	236	5,987
Orion SA	145	825
PureCycle Technologies, Inc.(1)(2)	393	2,480
Scotts Miracle-Gro Co.	79	5,540
Tronox Holdings PLC, Class A	259	1,937
Westlake Corp.	48	5,058
		228,753
Energy Equipment and Services — 5.2%
Archrock, Inc.	367	12,966
Atlas Energy Solutions, Inc.(2)	133	1,281
Baker Hughes Co.	1,338	87,318
Bristow Group, Inc.(1)	54	2,576
Cactus, Inc., Class A	140	7,560
Core Laboratories, Inc.	79	1,390
DMC Global, Inc.(1)	42	247
Expro Group Holdings NV(1)	188	3,358
Flowco Holdings, Inc., Class A	78	1,760
Halliburton Co.	966	34,776
Helix Energy Solutions Group, Inc.(1)	374	3,437
Helmerich & Payne, Inc.	192	6,762
Innovex International, Inc.(1)	78	2,055
Kodiak Gas Services, Inc.	132	7,203
Liberty Energy, Inc., Class A	354	9,944
Nabors Industries Ltd.(1)	18	1,406
National Energy Services Reunited Corp.(1)	345	8,642
3

Schedule of Investments - Avantis Inflation Focused Equity ETF

	Shares	Value
Noble Corp. PLC	386	$17,536
NOV, Inc.	672	13,615
Oceaneering International, Inc.(1)	366	12,993
Oil States International, Inc.(1)	68	890
Patterson-UTI Energy, Inc.	746	6,348
ProFrac Holding Corp., Class A(1)	54	267
ProPetro Holding Corp.(1)	235	2,851
RPC, Inc.	187	1,087
Seadrill Ltd.(1)	198	8,688
Select Water Solutions, Inc., Class A	183	2,502
SLB Ltd.	1,526	78,345
Solaris Energy Infrastructure, Inc., Class A	66	3,276
TechnipFMC PLC	1,038	68,830
TETRA Technologies, Inc.(1)	240	2,078
Tidewater, Inc.(1)	117	9,292
Transocean Ltd.(1)	1,434	9,292
Valaris Ltd.(1)	114	10,927
Weatherford International PLC	198	20,881
		462,379
Financial Services — 6.2%
Berkshire Hathaway, Inc., Class B(1)	1,092	551,406
Cannae Holdings, Inc.	116	1,415
		552,821
Food Products — 1.2%
Alico, Inc.	24	991
Archer-Daniels-Midland Co.	696	48,052
Bunge Global SA	240	28,956
Darling Ingredients, Inc.(1)	223	11,854
Fresh Del Monte Produce, Inc.	90	3,864
Ingredion, Inc.	114	13,390
Limoneira Co.	31	437
		107,544
Health Care Providers and Services — 7.1%
Accendra Health, Inc.(1)(2)	115	278
AdaptHealth Corp.(1)	135	1,235
Alignment Healthcare, Inc.(1)	243	4,671
Cardinal Health, Inc.	366	83,898
Cencora, Inc.	210	78,149
Centene Corp.(1)	600	26,928
Clover Health Investments Corp.(1)	825	1,724
Elevance Health, Inc.	205	65,600
HealthEquity, Inc.(1)	181	13,845
Henry Schein, Inc.(1)	210	17,302
Humana, Inc.	156	29,724
McKesson Corp.	138	136,257
Molina Healthcare, Inc.(1)	84	12,940
Progyny, Inc.(1)	188	3,326
UnitedHealth Group, Inc.	536	157,193
		633,070
Household Products — 6.1%
Central Garden & Pet Co.(1)	18	705
Central Garden & Pet Co., Class A(1)	103	3,558
Church & Dwight Co., Inc.	282	29,570
4

Schedule of Investments - Avantis Inflation Focused Equity ETF

	Shares	Value
Clorox Co.	216	$27,467
Colgate-Palmolive Co.	913	90,515
Energizer Holdings, Inc.	103	2,224
Kimberly-Clark Corp.	498	55,497
Oil-Dri Corp. of America	24	1,628
Procter & Gamble Co.	1,922	321,358
Reynolds Consumer Products, Inc.	90	2,233
Spectrum Brands Holdings, Inc.	54	4,233
WD-40 Co.	24	5,717
		544,705
Insurance — 10.0%
Aflac, Inc.	518	58,498
Allstate Corp.	210	45,049
American Financial Group, Inc.	68	9,043
American International Group, Inc.	458	36,864
AMERISAFE, Inc.	18	586
Arch Capital Group Ltd.(1)	456	45,668
Assurant, Inc.	48	11,020
Assured Guaranty Ltd.	60	5,173
Axis Capital Holdings Ltd.	108	11,418
Brighthouse Financial, Inc.(1)	102	6,118
Chubb Ltd.	200	68,172
Cincinnati Financial Corp.	158	25,909
CNA Financial Corp.	24	1,152
CNO Financial Group, Inc.	102	4,265
Donegal Group, Inc., Class A	42	740
Employers Holdings, Inc.	42	1,737
Erie Indemnity Co., Class A	24	6,467
Everest Group Ltd.	48	16,104
F&G Annuities & Life, Inc.	30	679
Fidelity National Financial, Inc.	216	11,422
First American Financial Corp.	90	6,310
Genworth Financial, Inc., Class A(1)	870	7,343
Globe Life, Inc.	96	13,945
Greenlight Capital Re Ltd., Class A(1)	78	1,107
Hanover Insurance Group, Inc.	30	5,419
Hartford Insurance Group, Inc.	396	55,769
Horace Mann Educators Corp.	48	2,088
James River Group Holdings, Inc.	42	294
Kemper Corp.	80	2,586
Kinsale Capital Group, Inc.	30	11,690
Lemonade, Inc.(1)	36	1,863
Lincoln National Corp.	114	3,910
Loews Corp.	198	21,784
Markel Group, Inc.(1)	13	26,942
MBIA, Inc.(1)	50	327
Mercury General Corp.	24	2,174
MetLife, Inc.	476	34,305
Octave Specialty Group, Inc.(1)	50	267
Old Republic International Corp.	384	16,462
Oscar Health, Inc., Class A(1)	126	1,719
Palomar Holdings, Inc.(1)	36	4,454
Primerica, Inc.	60	15,220
5

Schedule of Investments - Avantis Inflation Focused Equity ETF

	Shares	Value
Principal Financial Group, Inc.	204	$19,466
ProAssurance Corp.(1)	60	1,473
Progressive Corp.	391	83,541
Prudential Financial, Inc.	294	28,924
Reinsurance Group of America, Inc.	92	19,847
RenaissanceRe Holdings Ltd.	48	14,518
RLI Corp.	80	4,986
Safety Insurance Group, Inc.	13	1,009
Selective Insurance Group, Inc.	49	4,118
SiriusPoint Ltd.(1)	132	2,790
Stewart Information Services Corp.	24	1,704
Tiptree, Inc.	60	1,022
Travelers Cos., Inc.	216	66,666
Trupanion, Inc.(1)	24	637
United Fire Group, Inc.	20	777
Universal Insurance Holdings, Inc.	60	2,110
Unum Group	187	13,413
W.R. Berkley Corp.	332	23,804
White Mountains Insurance Group Ltd.	1	2,220
		895,087
Metals and Mining — 7.5%
Alcoa Corp.	248	15,396
Alpha Metallurgical Resources, Inc.(1)	25	4,066
American Battery Technology Co.(1)	318	1,173
Caledonia Mining Corp. PLC	97	3,079
Century Aluminum Co.(1)	127	6,548
Cleveland-Cliffs, Inc.(1)	1,010	10,767
Coeur Mining, Inc.(1)	1,203	32,661
Commercial Metals Co.	216	15,833
Compass Minerals International, Inc.(1)(2)	73	1,840
Contango ORE, Inc.(1)	18	541
Dakota Gold Corp.(1)	216	1,503
Elevra Lithium Ltd., ADR(1)(2)	8	475
First Majestic Silver Corp.	252	8,067
Freeport-McMoRan, Inc.	2,156	146,781
Hecla Mining Co.	1,218	30,340
Idaho Strategic Resources, Inc.(1)	26	1,120
Ivanhoe Electric, Inc.(1)	168	2,888
Kaiser Aluminum Corp.	45	5,856
Materion Corp.	70	11,414
McEwen, Inc.(1)	177	5,018
Metallus, Inc.(1)	85	1,445
MP Materials Corp.(1)(2)	308	18,132
Newmont Corp.	1,039	135,070
Nucor Corp.	378	66,861
Ramaco Resources, Inc., Class A(1)(2)	72	1,090
Ramaco Resources, Inc., Class B	13	157
Reliance, Inc.	104	32,827
Royal Gold, Inc.	109	32,677
Ryerson Holding Corp.	113	2,956
Steel Dynamics, Inc.	271	52,338
SunCoke Energy, Inc.	253	1,442
TMC the metals Co., Inc.(1)	378	2,370
6

Schedule of Investments - Avantis Inflation Focused Equity ETF

	Shares	Value
Tredegar Corp.(1)	66	$606
U.S. Antimony Corp.(1)(2)	217	1,940
Warrior Met Coal, Inc.	120	9,989
Worthington Steel, Inc.	199	8,270
		673,536
Oil, Gas and Consumable Fuels — 23.0%
Antero Midstream Corp.	426	9,576
Antero Resources Corp.(1)	387	14,245
APA Corp.	673	20,439
Ardmore Shipping Corp.	66	1,081
California Resources Corp.	96	5,649
Calumet, Inc.(1)	121	3,262
Centrus Energy Corp., Class A(1)	18	3,647
Cheniere Energy, Inc.	241	56,811
Chevron Corp.	1,440	268,934
Chord Energy Corp.	54	5,852
CNX Resources Corp.(1)	246	10,278
Comstock Resources, Inc.(1)	111	2,177
ConocoPhillips	1,231	139,669
Core Natural Resources, Inc.	79	6,484
Coterra Energy, Inc.	1,002	30,651
Crescent Energy Co., Class A	354	4,128
CVR Energy, Inc.(1)	48	1,160
Delek U.S. Holdings, Inc.	96	3,659
Devon Energy Corp.	774	33,692
DHT Holdings, Inc.	204	3,976
Diamondback Energy, Inc.	228	39,690
Dorian LPG Ltd.	60	2,219
DT Midstream, Inc.	114	15,828
EOG Resources, Inc.	571	70,850
EQT Corp.	710	43,608
Evolution Petroleum Corp.	50	224
Excelerate Energy, Inc., Class A	30	1,208
Expand Energy Corp.	312	33,671
Exxon Mobil Corp.	3,462	527,955
Golar LNG Ltd.	145	6,447
Gran Tierra Energy, Inc.(1)	56	338
Granite Ridge Resources, Inc.	103	521
Green Plains, Inc.(1)	78	1,071
Gulfport Energy Corp.(1)	20	4,173
Hess Midstream LP, Class A	54	2,089
HF Sinclair Corp.	234	11,702
HighPeak Energy, Inc.	30	156
International Seaways, Inc.	72	5,438
Kimbell Royalty Partners LP	105	1,506
Kinder Morgan, Inc.	1,500	49,905
Kinetik Holdings, Inc.	43	1,956
Magnolia Oil & Gas Corp., Class A	222	6,176
Marathon Petroleum Corp.	339	67,193
Matador Resources Co.	150	7,710
Murphy Oil Corp.	192	6,365
NextDecade Corp.(1)	210	1,132
Nordic American Tankers Ltd.	312	1,788
7

Schedule of Investments - Avantis Inflation Focused Equity ETF

	Shares	Value
Northern Oil & Gas, Inc.	132	$3,642
Occidental Petroleum Corp.	698	37,050
ONEOK, Inc.	494	40,888
Ovintiv, Inc.	306	15,481
Par Pacific Holdings, Inc.(1)	78	3,328
PBF Energy, Inc., Class A	144	5,126
Peabody Energy Corp.	206	6,497
Permian Resources Corp.	950	17,375
Phillips 66	387	59,726
Plains GP Holdings LP, Class A(1)	308	6,942
Range Resources Corp.	372	15,356
REX American Resources Corp.(1)	48	1,707
Riley Exploration Permian, Inc.	15	433
Sable Offshore Corp.(1)	63	520
SandRidge Energy, Inc.	54	947
Scorpio Tankers, Inc.	78	6,168
SFL Corp. Ltd.	183	2,015
SM Energy Co.	519	12,004
Talos Energy, Inc.(1)	114	1,397
Targa Resources Corp.	252	59,422
Teekay Corp. Ltd.	174	2,253
Teekay Tankers Ltd., Class A	38	2,974
Texas Pacific Land Corp.	64	33,555
Uranium Energy Corp.(1)	540	8,278
VAALCO Energy, Inc.	158	814
Valero Energy Corp.	338	69,168
Viper Energy, Inc., Class A	176	8,191
Vitesse Energy, Inc.(2)	37	714
Williams Cos., Inc.	1,413	105,579
World Kinect Corp.	66	1,647
		2,065,486
Pharmaceuticals — 10.3%
Axsome Therapeutics, Inc.(1)	18	2,950
Bristol-Myers Squibb Co.	1,038	64,740
Corcept Therapeutics, Inc.(1)	55	1,963
Crinetics Pharmaceuticals, Inc.(1)	82	3,370
Elanco Animal Health, Inc.(1)	459	12,118
Eli Lilly & Co.	334	351,365
Jazz Pharmaceuticals PLC(1)	42	7,981
Johnson & Johnson	847	210,420
Merck & Co., Inc.	1,009	124,934
Organon & Co.	156	1,137
Perrigo Co. PLC	74	978
Pfizer, Inc.	3,026	83,669
Prestige Consumer Healthcare, Inc.(1)	43	2,980
Royalty Pharma PLC, Class A	198	9,150
Viatris, Inc.	828	12,362
Zoetis, Inc.	229	30,022
		920,139
Specialized REITs — 0.4%
Rayonier, Inc.	549	11,798
Weyerhaeuser Co.	1,046	25,658
		37,456
8

Schedule of Investments - Avantis Inflation Focused Equity ETF

	Shares	Value
Technology Hardware, Storage and Peripherals — 0.0%
Quantum Computing, Inc.(1)(2)	427	$3,591
Tobacco — 3.0%
Altria Group, Inc.	914	63,102
Philip Morris International, Inc.	1,071	200,095
Turning Point Brands, Inc.	31	4,247
Universal Corp.	36	1,934
		269,378
Trading Companies and Distributors — 0.0%
NPK International, Inc.(1)	186	2,684
TOTAL COMMON STOCKS (Cost $7,704,800)		8,925,210
RIGHTS — 0.0%
Biotechnology — 0.0%
Akero Therapeutics, Inc.(1)	90	58
Blueprint Medicines Corp.(1)	28	13
		71
TOTAL RIGHTS (Cost $71)		71
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	23,653	23,653
State Street Navigator Securities Lending Government Money Market Portfolio(3)	6,579	6,579
TOTAL SHORT-TERM INVESTMENTS (Cost $30,232)		30,232
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $7,735,103)		8,955,513
OTHER ASSETS AND LIABILITIES — 0.2%		15,350
TOTAL NET ASSETS — 100.0%		$8,970,863

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $28,211. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $29,349, which includes securities collateral of $22,770.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.
9

Schedule of Investments - Avantis Real Estate ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.6%
Data Center REITs — 8.5%
DigiCo Infrastructure REIT(1)	76,426	$111,783
Digital Core REIT Management Pte. Ltd.	540,300	278,079
Digital Realty Trust, Inc.	134,786	23,884,079
Equinix, Inc.	40,849	39,797,547
Fermi, Inc.(1)(2)	11,040	110,069
Keppel DC REIT	859,610	1,568,444
		65,750,001
Diversified REITs — 8.5%
Abrdn Property Income Trust Ltd.	1,146	29
Activia Properties, Inc.	366	350,074
AEW U.K. REIT PLC	62,096	92,434
AKIS Gayrimenkul Yatirimi AS	519,134	97,218
Alarko Gayrimenkul Yatirim Ortakligi AS	892,369	104,054
Alexander & Baldwin, Inc.	28,824	599,251
Argosy Property Ltd.	167,191	114,213
Asce Gayrimenkul Yatirim Ortakligi AS(2)	66,287	16,726
Aspen Group Ltd.	57,841	256,789
Axis Real Estate Investment Trust	403,500	210,395
British Land Co. PLC	451,974	2,484,817
Broadstone Net Lease, Inc.	83,933	1,627,461
CENTRAL REIT Investment Corp.	91	66,518
Centuria Capital Group	345,661	463,716
Charter Hall Group	233,102	3,658,674
Charter Hall Long Wale REIT	305,973	818,468
Custodian Property Income REIT PLC	207,101	243,298
D&D Platform REIT Co. Ltd.	117	257
Daiwa House REIT Investment Corp.(1)	2,156	1,835,914
ESCON Japan REIT Investment Corp.	63	50,135
Essential Properties Realty Trust, Inc.	81,846	2,777,853
Fairvest Ltd., Class B	617,146	292,063
Fibra Uno Administracion SA de CV	1,370,281	2,375,833
Fuzul Gayrimenkul Yatirim Ortakligi AS(2)	186,912	55,058
GPT Group	997,106	3,589,562
Growthpoint Properties Ltd.	1,609,256	1,900,939
H&R Real Estate Investment Trust	79,835	610,446
Hankyu Hanshin REIT, Inc.	262	266,103
Heiwa Real Estate REIT, Inc.	480	480,985
Hulic Reit, Inc.(1)	140	154,237
Is Gayrimenkul Yatirim Ortakligi AS(2)	420,045	208,676
KDX Realty Investment Corp.	1,944	2,116,077
Kiler Gayrimenkul Yatirim Ortakligi AS(2)	330,309	45,450
Land Securities Group PLC	318,472	2,766,802
LondonMetric Property PLC	1,191,523	3,438,905
Mapletree Pan Asia Commercial Trust(1)	978,200	1,097,377
Menivim- The New REIT Ltd.	253,653	167,543
Merlin Properties Socimi SA(1)	191,100	3,374,551
Mirvac Group	2,027,979	2,957,979
Mori Trust Reit, Inc.(1)	1,115	554,721
NIPPON REIT Investment Corp.	431	257,482
Nomura Real Estate Master Fund, Inc.(1)	1,867	1,995,747
10

Schedule of Investments - Avantis Real Estate ETF

	Shares	Value
NTT UD REIT Investment Corp.(1)	667	$618,958
Nurol Gayrimenkul Yatirim Ortakligi AS(2)	34,906	7,493
Ozak Gayrimenkul Yatirim Ortakligi(2)	327,972	108,573
Peker Gayrimenkul Yatirim Ortakligi AS(2)	300,420	88,290
PowerGrid Infrastructure Investment Trust	366,113	373,000
PRO Real Estate Investment Trust	16	76
Redefine Properties Ltd.	2,748,117	1,198,800
Reit 1 Ltd.	151,699	1,133,051
SA Corporate Real Estate Ltd.	1,154,722	288,892
Schroder Real Estate Investment Trust Ltd.	262,303	198,497
Sekisui House Reit, Inc.	2,316	1,395,719
Sella Capital Real Estate Ltd.	112,093	327,448
Servet Gayrimenkul Yatirim Ortakligi AS(2)	800,195	58,923
Shinhan Seobu T&D REIT Co. Ltd.	6,224	18,950
SK REITs Co. Ltd.	80,709	331,613
Stockland	1,262,274	4,590,387
Stoneweg Europe Stapled Trust	5,600	11,248
Stride Property Group(1)	75,141	54,073
Suntec Real Estate Investment Trust	517,000	580,081
Tera Yatirim Teknoloji Holding AS(2)	1,181,100	379,088
Tokaido REIT, Inc.	90	64,929
Tokyu REIT, Inc.	400	539,098
Torunlar Gayrimenkul Yatirim Ortakligi AS	146,290	283,629
Tosei REIT Investment Corp.	40	38,138
United Urban Investment Corp.	1,379	1,637,569
WP Carey, Inc.	87,043	6,497,760
Ziraat Gayrimenkul Yatirim Ortakligi AS	623,489	323,733
		65,722,846
Health Care REITs — 12.7%
Aedifica SA	24,901	2,306,394
American Healthcare REIT, Inc.	94,947	4,960,031
CareTrust REIT, Inc.	108,220	4,395,896
Cofinimmo SA(1)	19,907	2,178,263
First Real Estate Investment Trust	508,300	104,649
Health Care & Medical Investment Corp.	150	124,145
Healthpeak Properties, Inc.	101,147	1,788,279
LTC Properties, Inc.	20,278	804,631
National Health Investors, Inc.	20,407	1,715,617
Omega Healthcare Investors, Inc.	122,591	5,917,468
Parkway Life Real Estate Investment Trust	278,300	884,579
Primary Health Properties PLC	806,433	1,176,689
Sabra Health Care REIT, Inc.	99,036	2,035,190
Sila Realty Trust, Inc.	24,130	620,865
Target Healthcare REIT PLC	345,634	501,397
Universal Health Realty Income Trust	3,214	140,195
Ventas, Inc.	190,962	16,453,286
Vital Healthcare Property Trust	175,365	203,807
Welltower, Inc.	254,589	52,730,474
		99,041,855
Hotel & Resort REITs — 2.1%
Akfen Gayrimenkul Yatirim Ortakligi AS(2)	1,096,169	72,202
Apple Hospitality REIT, Inc.	86,649	1,062,317
CapitaLand Ascott Trust	1,419,500	1,087,988
11

Schedule of Investments - Avantis Real Estate ETF

	Shares	Value
CDL Hospitality Trusts(1)	244,400	$166,168
DiamondRock Hospitality Co.	83,531	838,651
Far East Hospitality Trust	506,600	236,391
Hoshino Resorts REIT, Inc.	308	534,631
Host Hotels & Resorts, Inc.	275,507	5,397,182
Ichigo Hotel REIT Investment Corp.	62	48,532
Invincible Investment Corp.	2,972	1,261,994
Japan Hotel REIT Investment Corp.	2,817	1,530,097
Kizilbuk Gayrimenkul Yatirim Ortakligi AS(2)	473,785	36,921
Nippon Hotel & Residential Investment Corp.	50	24,058
Ryman Hospitality Properties, Inc.	25,273	2,495,709
Sunstone Hotel Investors, Inc.	95,386	885,182
Xenia Hotels & Resorts, Inc.	43,953	671,602
		16,349,625
Industrial REITs — 17.0%
AIMS APAC REIT	272,250	325,111
ARGAN SA	3,399	285,235
CapitaLand Ascendas REIT	1,683,900	3,577,012
Centuria Industrial REIT(1)	280,920	641,676
CRE Logistics REIT, Inc.	289	304,108
Dexus Industria REIT(1)	77,491	142,307
Dream Industrial Real Estate Investment Trust	78,874	767,895
EastGroup Properties, Inc.	23,895	4,690,827
Equites Property Fund Ltd.	432,818	519,594
ESR Kendall Square REIT Co. Ltd.	151,933	457,034
ESR-REIT	269,802	531,020
FIBRA Macquarie Mexico	474,622	1,181,732
Fibra MTY SAPI de CV	240,600	205,646
First Industrial Realty Trust, Inc.	56,028	3,537,608
Frasers Logistics & Commercial Trust	1,356,900	1,061,629
GLP J-Reit(1)	2,057	1,844,604
Goodman Group	967,502	19,901,881
Goodman Property Trust(1)	537,778	625,771
Granite Real Estate Investment Trust	17,200	1,159,697
Industrial & Infrastructure Fund Investment Corp.	822	799,765
Innovative Industrial Properties, Inc.	13,381	708,658
Japan Logistics Fund, Inc.	1,218	809,038
LaSalle Logiport REIT(1)	903	890,479
Lineage, Inc.	17,470	707,884
LXP Industrial Trust	25,547	1,266,109
Mapletree Industrial Trust(1)	1,107,900	1,784,591
Mapletree Logistics Trust(1)	1,562,000	1,592,499
Mitsubishi Estate Logistics REIT Investment Corp.(1)	789	656,927
Mitsui Fudosan Logistics Park, Inc.	1,494	1,125,977
Montea NV(1)	9,748	902,232
Nippon Prologis REIT, Inc.	3,053	1,790,690
Prologis Property Mexico SA de CV	640,167	3,156,229
Prologis, Inc.	367,621	52,411,726
Rexford Industrial Realty, Inc.	96,071	3,599,780
Reysas Gayrimenkul Yatirim Ortakligi AS(2)	233,219	171,864
Segro PLC	605,830	6,858,215
SOSiLA Logistics REIT, Inc.	335	277,869
STAG Industrial, Inc.	70,028	2,746,498
12

Schedule of Investments - Avantis Real Estate ETF

	Shares	Value
Terreno Realty Corp.	45,858	$3,029,380
Tritax Big Box REIT PLC	1,000,284	2,317,472
Warehouses De Pauw CVA	95,870	2,944,841
		132,309,110
Multi-Family Residential REITs — 7.4%
Adra Gayrimenkul Yatirim Ortakligi AS(2)	33,798	41,549
Advance Residence Investment Corp.	1,349	1,485,159
Altarea SCA(1)	4,155	630,826
AvalonBay Communities, Inc.	59,581	10,559,541
Boardwalk Real Estate Investment Trust	11,781	564,845
BSR Real Estate Investment Trust	13,812	174,973
Camden Property Trust	44,831	4,856,991
Canadian Apartment Properties REIT	39,687	1,098,044
Care Property Invest NV(1)	10,176	165,867
Comforia Residential REIT, Inc.	1,134	815,081
Daiwa Securities Living Investments Corp.	914	678,155
Elme Communities(1)	211,056	453,770
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	1,076,845	582,210
Equity Residential	158,272	10,004,373
Essex Property Trust, Inc.	26,825	6,843,326
European Residential Real Estate Investment Trust	493	408
Home Invest Belgium SA	5,946	135,760
Independence Realty Trust, Inc.	93,318	1,546,279
Ingenia Communities Group	201,138	652,462
InterRent Real Estate Investment Trust	44,001	431,929
Irish Residential Properties REIT PLC	329,505	417,952
Killam Apartment Real Estate Investment Trust	33,074	409,773
Mid-America Apartment Communities, Inc.	48,198	6,451,784
Minto Apartment Real Estate Investment Trust	9,446	121,533
Mitsui Fudosan Accommodations Fund, Inc.(1)	1,522	1,344,388
Sinpas Gayrimenkul Yatirim Ortakligi AS(2)	289,320	29,791
Social Housing Reit PLC	115,793	120,600
UDR, Inc.	126,339	4,737,713
UNITE Group PLC	218,046	1,478,000
Veris Residential, Inc.	17,459	329,102
Xior Student Housing NV(1)	24	850
		57,163,034
Office REITs — 4.0%
Allied Properties Real Estate Investment Trust	31	216
AREIT, Inc.	435,310	317,309
Brookfield India Real Estate Trust	83,489	338,829
BXP, Inc.	9,810	564,860
Champion REIT	680,000	243,052
Colonial SFL Socimi SA	142,066	954,029
COPT Defense Properties	18,157	577,029
Cousins Properties, Inc.	62,743	1,453,128
Cromwell Property Group	597,657	189,284
Daiwa Office Investment Corp.	401	937,202
Derwent London PLC	59,612	1,452,062
Dexus	468,700	2,238,109
Embassy Office Parks REIT	648,662	3,032,961
GDI Property Group Partnership	12,818	5,746
Gecina SA	37,670	3,477,803
13

Schedule of Investments - Avantis Real Estate ETF

	Shares	Value
Global One Real Estate Investment Corp.	144	$129,357
Great Portland Estates PLC	207,652	970,294
Halk Gayrimenkul Yatirim Ortakligi AS	59,461	6,563
Ichigo Office REIT Investment Corp.	133	84,216
Japan Excellent, Inc.	523	510,977
Japan Prime Realty Investment Corp.	1,468	1,001,875
Japan Real Estate Investment Corp.	2,981	2,481,971
JR Global Reit	124,155	162,411
Keppel REIT	1,379,491	1,057,296
Knowledge Realty Trust	93,786	123,673
Mindspace Business Parks REIT	150,136	763,185
Mori Hills REIT Investment Corp.	726	682,916
NET Lease Office Properties	6,137	83,709
Nippon Building Fund, Inc.	3,953	3,677,482
NSI NV	9,402	212,674
Orix JREIT, Inc.(1)	2,554	1,703,300
Postal Realty Trust, Inc., Class A	5,561	115,280
Precinct Properties Group	549,446	360,885
Real Commercial REIT, Inc.	3,528,700	462,805
SL Green Realty Corp.	11,880	437,778
Vakif Gayrimenkul Yatirim Ortakligi AS(2)	1,030,224	63,605
Workspace Group PLC	13,549	78,485
		30,952,356
Other Specialized REITs — 5.2%
Arena REIT	213,489	519,801
Automotive Properties Real Estate Investment Trust	5,620	48,123
Charter Hall Social Infrastructure REIT	171,326	350,850
EPR Properties	20,996	1,247,372
Farmland Partners, Inc.	16,851	219,737
Four Corners Property Trust, Inc.	39,616	1,011,000
Gaming & Leisure Properties, Inc.	101,153	4,947,393
Iron Mountain, Inc.	117,081	12,683,385
Koramco Life Infra Reit Co. Ltd.	14,920	47,536
Lamar Advertising Co., Class A	35,716	4,919,522
Millrose Properties, Inc.	62,543	1,961,349
Rural Funds Trust	20,828	31,704
VICI Properties, Inc.	412,678	12,467,002
		40,454,774
Retail REITs — 18.1%
Acadia Realty Trust	40,005	836,905
AEON REIT Investment Corp.	723	632,867
Agree Realty Corp.	47,277	3,804,853
Brixmor Property Group, Inc.	67,823	2,053,002
BWP Property Group Ltd.	291,992	802,506
CapitaLand Integrated Commercial Trust	2,871,766	5,555,976
Carmila SA(2)	46,756	1,020,300
Charter Hall Retail REIT	272,296	784,353
Choice Properties Real Estate Investment Trust	92,033	1,070,081
Crombie Real Estate Investment Trust	25,066	300,634
CT Real Estate Investment Trust	29,457	371,438
Curbline Properties Corp.	43,092	1,198,389
Eurocommercial Properties NV	21,000	705,843
Federal Realty Investment Trust	32,888	3,577,228
14

Schedule of Investments - Avantis Real Estate ETF

	Shares	Value
First Capital Real Estate Investment Trust	58,319	$914,514
Fortune Real Estate Investment Trust	520,000	361,063
Frasers Centrepoint Trust	652,729	1,181,561
Frontier Real Estate Investment Corp.	1,452	832,364
Fukuoka REIT Corp.(1)	351	418,072
Getty Realty Corp.	20,463	671,596
Hamborner REIT AG	107,246	605,746
Hammerson PLC	125,149	619,564
HMC Capital Ltd.(1)	118,007	233,301
HomeCo Daily Needs REIT	820,311	761,492
Hyprop Investments Ltd.	220,999	893,471
IGB Real Estate Investment Trust	966,700	715,248
InvenTrust Properties Corp.	31,986	997,963
Japan Metropolitan Fund Invest(1)	1,713	1,335,985
Kimco Realty Corp.	253,221	5,963,355
Kite Realty Group Trust	85,297	2,221,987
Kiwi Property Group Ltd.	279,851	168,482
Klepierre SA	159,816	6,725,624
Lendlease Global Commercial REIT	1,152,095	523,024
Link REIT	1,465,311	7,244,328
LOTTE REIT Co. Ltd.	106,439	358,781
Mercialys SA	75,186	1,088,744
NETSTREIT Corp.(1)	36,077	749,319
NewRiver REIT PLC(1)	109,378	118,384
Nexus Select Trust	97,510	173,390
NNN REIT, Inc.	71,554	3,242,827
Pavilion Real Estate Investment Trust(1)	947,900	474,834
Phillips Edison & Co., Inc.	51,032	2,004,537
Primaris Real Estate Investment Trust	28,528	381,893
Realty Income Corp.	340,662	22,824,354
Regency Centers Corp.	76,121	6,013,559
Region Group	539,829	887,416
Resilient REIT Ltd.	178,216	1,001,765
Retail Estates NV	7,013	570,453
RioCan Real Estate Investment Trust	71,184	1,029,625
Ronesans Gayrimenkul Yatirim AS	38,293	146,196
Sasseur Real Estate Investment Trust	231,600	125,423
Scentre Group	917,128	2,492,976
Shaftesbury Capital PLC	732,522	1,521,266
Simon Property Group, Inc.	127,794	26,050,807
SITE Centers Corp.	13,684	84,293
SmartCentres Real Estate Investment Trust	34,448	701,309
Starhill Global REIT	608,509	271,805
Sunway Real Estate Investment Trust	886,500	566,954
Supermarket Income REIT PLC	512,694	611,027
Tanger, Inc.	46,261	1,714,433
Unibail-Rodamco-Westfield	22,066	2,764,597
Urban Edge Properties	49,515	1,052,194
Vastned NV(2)	1,399	51,572
Vicinity Ltd.	1,927,297	3,359,456
Vukile Property Fund Ltd.	711,389	1,135,736
Waypoint REIT Ltd.	349,713	634,636
Wereldhave NV(1)	17,925	493,126
		140,800,802
15

Schedule of Investments - Avantis Real Estate ETF

	Shares	Value
Self Storage REITs — 5.6%
Big Yellow Group PLC	107,451	$1,500,109
CubeSmart	92,893	3,821,618
Extra Space Storage, Inc.	84,788	12,805,532
National Storage REIT	723,072	1,430,171
Public Storage	69,800	21,432,788
Safestore Holdings PLC	96,990	1,037,524
Shurgard Self Storage Ltd.	21,238	699,872
Smartstop Self Storage REIT, Inc.	22,512	750,775
Stor-Age Property REIT Ltd.	161,518	194,561
		43,672,950
Single-Family Residential REITs — 2.9%
American Homes 4 Rent, Class A	130,913	3,927,390
Equity LifeStyle Properties, Inc.	80,797	5,426,327
Flagship Communities REIT	999	19,680
Invitation Homes, Inc.	223,199	5,879,062
PRS REIT PLC(2)	240,168	155,034
Sun Communities, Inc.	51,607	7,042,291
UMH Properties, Inc.	28,819	434,591
		22,884,375
Telecom Tower REITs — 7.6%
American Tower Corp.	183,010	35,112,299
Crown Castle, Inc.	166,698	14,926,139
SBA Communications Corp.	45,644	9,181,747
		59,220,185
TOTAL COMMON STOCKS (Cost $704,492,096)		774,321,913
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,188,532	1,188,532
State Street Navigator Securities Lending Government Money Market Portfolio(3)	3,387,415	3,387,415
TOTAL SHORT-TERM INVESTMENTS (Cost $4,575,947)		4,575,947
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $709,068,043)		778,897,860
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,637,792)
TOTAL NET ASSETS — 100.0%		$777,260,068

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $15,391,624. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $16,196,770, which includes securities collateral of $12,809,355.

16

Schedule of Investments - Avantis Real Estate ETF

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Data Center REITs	$63,791,695	$1,958,306	—
Diversified REITs	11,502,325	54,220,521	—
Health Care REITs	91,561,932	7,479,923	—
Hotel & Resort REITs	11,350,643	4,998,982	—
Industrial REITs	72,698,470	59,610,640	—
Multi-Family Residential REITs	45,782,879	11,380,155	—
Office REITs	3,231,784	27,720,572	—
Other Specialized REITs	39,456,760	998,014	—
Retail REITs	85,061,601	55,739,201	—
Self Storage REITs	38,810,713	4,862,237	—
Single-Family Residential REITs	22,709,661	174,714	—
Other REITs	59,220,185	—	—
Short-Term Investments	4,575,947	—	—
	$549,754,595	$229,143,265	—

See Notes to Financial Statements.
17

Schedule of Investments - Avantis Responsible U.S. Equity ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.9%
Aerospace and Defense — 0.1%
AerSale Corp.(1)	4	$31
Hexcel Corp.	1,439	133,381
Howmet Aerospace, Inc.	345	90,573
L3Harris Technologies, Inc.	289	105,352
Northrop Grumman Corp.	293	212,243
Rocket Lab Corp.(1)	11	760
RTX Corp.	113	22,896
VSE Corp.	7	1,590
Woodward, Inc.	27	10,443
		577,269
Air Freight and Logistics — 0.9%
CH Robinson Worldwide, Inc.	903	167,281
Expeditors International of Washington, Inc.	4,875	707,021
FedEx Corp.	4,844	1,874,628
Forward Air Corp.(1)	15	380
GXO Logistics, Inc.(1)	152	9,550
Hub Group, Inc., Class A	2,130	91,739
Radiant Logistics, Inc.(1)	2,996	22,230
United Parcel Service, Inc., Class B	8,918	1,034,131
		3,906,960
Automobile Components — 0.6%
Aptiv PLC(1)	5,579	410,280
Autoliv, Inc.	3,360	398,227
BorgWarner, Inc.	9,397	540,985
Dana, Inc.	7,021	240,399
Dauch Corp.(1)	5,555	36,663
Dorman Products, Inc.(1)	727	85,684
Fox Factory Holding Corp.(1)	12	202
Gentex Corp.	4,943	115,666
Gentherm, Inc.(1)	521	17,073
Goodyear Tire & Rubber Co.(1)	11,441	94,388
LCI Industries	973	129,604
Lear Corp.	1,707	224,044
Motorcar Parts of America, Inc.(1)	1,016	10,505
Patrick Industries, Inc.	150	18,569
Phinia, Inc.	2,204	160,077
Standard Motor Products, Inc.	476	18,888
Visteon Corp.	1,150	110,020
		2,611,274
Automobiles — 1.0%
Ford Motor Co.	87,281	1,229,789
General Motors Co.	27,368	2,154,135
Harley-Davidson, Inc.	5,562	100,116
Lucid Group, Inc.(1)(2)	262	2,620
Rivian Automotive, Inc., Class A(1)	709	10,869
Tesla, Inc.(1)	924	371,919
Thor Industries, Inc.	1,602	154,000
Winnebago Industries, Inc.	1,169	46,632
		4,070,080
18

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Banks — 5.8%
ACNB Corp.	12	$605
Amalgamated Financial Corp.	213	8,198
Amerant Bancorp, Inc.	1,255	26,794
Associated Banc-Corp.	4,645	122,674
Atlantic Union Bankshares Corp.	2,625	97,282
Banc of California, Inc.	1,556	28,739
BancFirst Corp.	476	52,360
Bancorp, Inc.(1)	2,120	111,279
Bank First Corp.	26	3,501
Bank of America Corp.	43,711	2,178,169
Bank of Hawaii Corp.	1,147	86,908
Bank of NT Butterfield & Son Ltd.	1,610	81,707
Bank OZK	3,864	179,908
BankUnited, Inc.	2,567	119,879
Banner Corp.	964	56,731
Bar Harbor Bankshares	656	21,163
BayCom Corp.	48	1,411
Beacon Financial Corp.	1,376	40,922
BOK Financial Corp.	775	97,433
Business First Bancshares, Inc.	222	6,061
Byline Bancorp, Inc.	836	26,083
Camden National Corp.	476	21,972
Central Pacific Financial Corp.	1,160	36,946
Citigroup, Inc.	21,021	2,316,304
Citizens Financial Group, Inc.	9,478	570,481
City Holding Co.	8	960
Columbia Banking System, Inc.	8,606	244,841
Columbia Financial, Inc.(1)	836	14,964
Commerce Bancshares, Inc.	3,035	154,755
Community Financial System, Inc.	854	51,710
Cullen/Frost Bankers, Inc.	1,085	149,969
Customers Bancorp, Inc.(1)	1,128	76,072
CVB Financial Corp.	3,158	60,728
Dime Community Bancshares, Inc.	1,292	41,796
Eagle Bancorp, Inc.	943	23,999
East West Bancorp, Inc.	4,190	458,595
Enterprise Financial Services Corp.	113	6,452
Farmers & Merchants Bancorp, Inc.	476	12,309
Farmers National Banc Corp.(2)	385	4,978
FB Financial Corp.	867	47,416
Fifth Third Bancorp	20,999	1,038,821
First BanCorp	5,310	112,200
First Bancorp, Inc.	656	18,138
First Bancorp/Southern Pines NC	54	3,067
First Busey Corp.	2,805	71,135
First Business Financial Services, Inc.	39	2,131
First Commonwealth Financial Corp.	2,838	49,750
First Financial Bancorp	2,332	65,459
First Financial Bankshares, Inc.	2,327	71,974
First Financial Corp.	2	127
First Hawaiian, Inc.	2,908	72,002
First Horizon Corp.	11,147	265,187
19

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
First Interstate BancSystem, Inc., Class A	1,376	$47,623
First Merchants Corp.	1,319	51,547
First Mid Bancshares, Inc.	571	23,417
Five Star Bancorp	45	1,752
Flushing Financial Corp.	1,016	15,677
FNB Corp.	8,821	149,869
FS Bancorp, Inc.	464	18,333
Fulton Financial Corp.	118	2,413
German American Bancorp, Inc.	656	27,119
Glacier Bancorp, Inc.	1,133	51,540
Hanmi Financial Corp.	36	940
Heritage Financial Corp.	9	238
Hilltop Holdings, Inc.	1,157	43,306
Home BancShares, Inc.	3,720	102,151
HomeTrust Bancshares, Inc.	30	1,264
Hope Bancorp, Inc.	3,634	40,919
Horizon Bancorp, Inc.	375	6,315
Huntington Bancshares, Inc.	22,178	372,590
Independent Bank Corp.	1,034	80,724
Independent Bank Corp. (Michigan)	836	29,051
JPMorgan Chase & Co.	21,002	6,306,901
KeyCorp	23,762	492,824
Lakeland Financial Corp.	520	30,207
M&T Bank Corp.	3,651	792,194
Mechanics Bancorp	836	11,921
Mercantile Bank Corp.	577	29,808
Meridian Corp.	491	9,545
National Bank Holdings Corp., Class A	1,025	40,990
NB Bancorp, Inc.	1,540	32,864
NBT Bancorp, Inc.	1,327	56,689
Nicolet Bankshares, Inc.	30	4,583
Northeast Bank	410	45,461
Northfield Bancorp, Inc.	1,376	18,356
Northwest Bancshares, Inc.	144	1,793
OFG Bancorp	1,337	53,587
Old National Bancorp	6,268	144,791
Old Second Bancorp, Inc.	989	19,414
OP Bancorp	375	5,010
Origin Bancorp, Inc.	185	7,696
Park National Corp.	17	2,797
Pathward Financial, Inc.	1,309	118,844
PCB Bancorp	836	18,693
Peoples Bancorp, Inc.	1,039	33,529
Pinnacle Financial Partners, Inc.	3,541	321,381
PNC Financial Services Group, Inc.	4,333	920,113
Popular, Inc.	3,150	426,384
Prosperity Bancshares, Inc.	1,609	113,225
Provident Financial Services, Inc.	3,969	83,508
QCR Holdings, Inc.	90	7,785
Regions Financial Corp.	21,420	596,119
Renasant Corp.	1,386	52,183
S&T Bancorp, Inc.	108	4,515
Seacoast Banking Corp. of Florida	1,597	49,699
20

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Sierra Bancorp	656	$23,603
Simmons First National Corp., Class A	2,088	41,572
Southern Missouri Bancorp, Inc.	296	18,325
Southside Bancshares, Inc.	930	29,128
Southstate Bank Corp.	1,282	126,495
Stock Yards Bancorp, Inc.	4	257
TFS Financial Corp.	1,196	16,768
Towne Bank	165	5,653
TriCo Bancshares	126	6,020
Truist Financial Corp.	14,005	690,587
TrustCo Bank Corp.	656	28,451
Trustmark Corp.	218	9,285
U.S. Bancorp	15,452	844,606
UMB Financial Corp.	1,650	191,202
United Community Banks, Inc.	2,833	91,138
Univest Financial Corp.	46	1,543
Valley National Bancorp	7,156	90,237
WaFd, Inc.	1,810	56,400
Webster Financial Corp.	3,694	266,448
Wells Fargo & Co.	647	52,698
WesBanco, Inc.	40	1,395
Westamerica Bancorporation	869	44,015
Western Alliance Bancorp	2,634	211,563
Wintrust Financial Corp.	1,980	285,239
WSFS Financial Corp.	35	2,223
Zions Bancorp NA	5,041	288,748
		24,756,841
Beverages — 0.8%
Brown-Forman Corp., Class A	224	6,577
Brown-Forman Corp., Class B	1,746	50,390
Coca-Cola Co.	17,707	1,444,183
Constellation Brands, Inc., Class A	1,414	223,214
Keurig Dr. Pepper, Inc.	4,629	140,166
Molson Coors Beverage Co., Class B	4,162	203,896
Monster Beverage Corp.(1)	155	13,221
PepsiCo, Inc.	7,712	1,309,035
		3,390,682
Biotechnology — 2.9%
AbbVie, Inc.	9,610	2,230,289
ACADIA Pharmaceuticals, Inc.(1)	321	7,884
Agios Pharmaceuticals, Inc.(1)	1,068	32,286
Alkermes PLC(1)	1,460	43,946
Alnylam Pharmaceuticals, Inc.(1)	12	3,995
Altimmune, Inc.(1)	763	3,288
Amgen, Inc.	3,609	1,400,869
AnaptysBio, Inc.(1)	18	991
Anika Therapeutics, Inc.(1)	385	5,529
Apogee Therapeutics, Inc.(1)	17	1,190
Biogen, Inc.(1)	1,824	349,880
BioMarin Pharmaceutical, Inc.(1)	2,271	140,189
Catalyst Pharmaceuticals, Inc.(1)	5,047	116,485
CRISPR Therapeutics AG(1)(2)	289	17,380
Cytokinetics, Inc.(1)	570	35,465
21

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Denali Therapeutics, Inc.(1)	828	$17,537
Dianthus Therapeutics, Inc.(1)	31	1,711
Emergent BioSolutions, Inc.(1)	911	7,425
Enanta Pharmaceuticals, Inc.(1)	296	4,233
Entrada Therapeutics, Inc.(1)	742	8,852
Exact Sciences Corp.(1)	253	26,155
Exelixis, Inc.(1)	9,627	424,166
Gilead Sciences, Inc.	20,736	3,088,627
GRAIL, Inc.(1)	192	10,220
Halozyme Therapeutics, Inc.(1)	3,506	243,772
Incyte Corp.(1)	2,569	260,163
Insmed, Inc.(1)	125	18,666
Ionis Pharmaceuticals, Inc.(1)	38	3,084
Kura Oncology, Inc.(1)	1,215	10,607
Madrigal Pharmaceuticals, Inc.(1)	8	3,456
Moderna, Inc.(1)	3,894	208,602
Monte Rosa Therapeutics, Inc.(1)(2)	4,135	73,396
Myriad Genetics, Inc.(1)	3	14
Neurocrine Biosciences, Inc.(1)	976	129,076
Praxis Precision Medicines, Inc.(1)	7	2,357
PTC Therapeutics, Inc.(1)	506	34,504
Regeneron Pharmaceuticals, Inc.	1,064	831,697
REGENXBIO, Inc.(1)	1,462	13,216
Relay Therapeutics, Inc.(1)	130	1,334
Rigel Pharmaceuticals, Inc.(1)	1,135	39,430
Rocket Pharmaceuticals, Inc.(1)	2	10
Sarepta Therapeutics, Inc.(1)	48	804
Tyra Biosciences, Inc.(1)(2)	10	333
United Therapeutics Corp.(1)	1,107	557,817
Upstream Bio, Inc.(1)	34	261
Vanda Pharmaceuticals, Inc.(1)	1,556	13,864
Vaxcyte, Inc.(1)	28	1,729
Vertex Pharmaceuticals, Inc.(1)	4,027	2,000,734
Xencor, Inc.(1)	1,032	13,179
Zenas Biopharma, Inc.(1)	1,248	32,885
		12,473,582
Broadline Retail — 3.3%
Amazon.com, Inc.(1)	59,163	12,424,230
Coupang, Inc.(1)	22,516	429,605
Dillard's, Inc., Class A	115	69,321
eBay, Inc.	2,561	232,692
Etsy, Inc.(1)	729	40,008
Kohl's Corp.	6,630	108,533
Macy's, Inc.	12,560	248,437
MercadoLibre, Inc.(1)	267	469,274
Ollie's Bargain Outlet Holdings, Inc.(1)	993	106,350
		14,128,450
Building Products — 1.2%
A.O. Smith Corp.	3,465	270,270
AAON, Inc.	1,034	104,641
Advanced Drainage Systems, Inc.	2,978	510,251
Allegion PLC	592	95,401
Apogee Enterprises, Inc.	1,028	40,935
22

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Armstrong World Industries, Inc.	1,920	$333,120
AZZ, Inc.	4	544
Builders FirstSource, Inc.(1)	2,357	245,812
Carlisle Cos., Inc.	1,354	534,519
Carrier Global Corp.	3,176	204,534
Fortune Brands Innovations, Inc.	960	52,166
Gibraltar Industries, Inc.(1)	1,384	62,944
Griffon Corp.	1,881	160,336
Hayward Holdings, Inc.(1)	1,016	16,256
Insteel Industries, Inc.	836	31,166
Janus International Group, Inc.(1)	5,971	41,558
JELD-WEN Holding, Inc.(1)	3,821	7,489
Johnson Controls International PLC	1,507	217,460
Lennox International, Inc.	556	316,887
Masco Corp.	993	71,119
Masterbrand, Inc.(1)	4,333	43,850
Modine Manufacturing Co.(1)	2,043	464,272
Owens Corning	2,187	266,967
Quanex Building Products Corp.	1,959	40,218
Simpson Manufacturing Co., Inc.	1,167	225,896
Trane Technologies PLC	884	408,691
Trex Co., Inc.(1)	2,833	117,343
UFP Industries, Inc.	766	78,829
Zurn Elkay Water Solutions Corp.	1,897	96,709
		5,060,183
Capital Markets — 4.6%
Acadian Asset Management, Inc.	19	1,023
Affiliated Managers Group, Inc.	119	36,435
Ameriprise Financial, Inc.	2,919	1,372,280
Ares Management Corp., Class A	831	93,080
Artisan Partners Asset Management, Inc., Class A	2,146	86,441
Bank of New York Mellon Corp.	9,723	1,158,009
Blackrock, Inc.	675	717,680
Blackstone, Inc.	4,332	491,119
Carlyle Group, Inc.	6,815	354,312
Cboe Global Markets, Inc.	697	208,905
Charles Schwab Corp.	12,368	1,177,434
CME Group, Inc.	2,648	846,036
Cohen & Steers, Inc.	1,029	68,809
Coinbase Global, Inc., Class A(1)	1,717	301,935
Diamond Hill Investment Group, Inc.	116	19,937
DigitalBridge Group, Inc.	172	2,657
Donnelley Financial Solutions, Inc.(1)	444	22,093
Evercore, Inc., Class A	1,108	342,195
FactSet Research Systems, Inc.	535	115,993
Federated Hermes, Inc.	1,809	101,322
Franklin Resources, Inc.	5,009	132,939
Goldman Sachs Group, Inc.	3,663	3,148,605
Houlihan Lokey, Inc.	50	8,189
Interactive Brokers Group, Inc., Class A	48	3,417
Intercontinental Exchange, Inc.	1,354	222,232
Invesco Ltd.	7,863	206,482
Janus Henderson Group PLC	2,789	145,307
23

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Jefferies Financial Group, Inc.	3,421	$151,892
KKR & Co., Inc.	6,282	550,806
Lazard, Inc.	3,298	166,879
LPL Financial Holdings, Inc.	1,301	390,794
MarketAxess Holdings, Inc.	514	98,688
Moelis & Co., Class A	2,109	125,190
Moody's Corp.	936	447,024
Morgan Stanley	12,646	2,105,686
Morningstar, Inc.	116	21,244
MSCI, Inc.	128	73,194
Nasdaq, Inc.	465	40,725
Northern Trust Corp.	4,075	583,092
Oppenheimer Holdings, Inc., Class A	16	1,381
Piper Sandler Cos.	739	218,412
Raymond James Financial, Inc.	4,413	675,542
Robinhood Markets, Inc., Class A(1)	120	9,102
S&P Global, Inc.	1,287	568,700
SEI Investments Co.	3,617	294,134
State Street Corp.	4,724	607,601
Stifel Financial Corp.	4,992	369,658
T. Rowe Price Group, Inc.	2,639	249,729
Tradeweb Markets, Inc., Class A	663	81,718
Victory Capital Holdings, Inc., Class A	1,330	92,009
Virtu Financial, Inc., Class A	126	5,218
WisdomTree, Inc.(2)	5,673	97,065
		19,410,349
Chemicals — 0.4%
Albemarle Corp.	1,610	287,659
Ashland, Inc.	1,144	71,340
Avient Corp.	1,584	65,055
Axalta Coating Systems Ltd.(1)	3,146	105,108
Balchem Corp.	4	726
DuPont de Nemours, Inc.	4,030	201,661
Ecolab, Inc.	21	6,475
Element Solutions, Inc.	836	29,335
FMC Corp.	3,640	53,654
Hawkins, Inc.	1,004	149,696
Huntsman Corp.	6,567	83,072
Ingevity Corp.(1)	1,399	100,770
International Flavors & Fragrances, Inc.	1,536	126,305
Koppers Holdings, Inc.	478	18,068
Mativ Holdings, Inc.	1,745	18,916
Minerals Technologies, Inc.	1,280	90,394
PPG Industries, Inc.	1,179	145,335
PureCycle Technologies, Inc.(1)(2)	1,889	11,920
Quaker Chemical Corp.	383	56,312
RPM International, Inc.	290	33,095
Sherwin-Williams Co.	386	139,960
Stepan Co.	558	28,397
		1,823,253
Commercial Services and Supplies — 0.5%
ACCO Brands Corp.	1,559	6,345
Brady Corp., Class A	878	81,074
24

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Brink's Co.	13	$1,518
Cintas Corp.	2,776	558,337
Civeo Corp.(1)(2)	836	23,149
Clean Harbors, Inc.(1)	751	220,193
Copart, Inc.(1)	8,852	337,173
Deluxe Corp.	590	16,372
Ennis, Inc.	1,016	21,448
Healthcare Services Group, Inc.(1)	2,537	55,230
HNI Corp.	2,920	131,283
Interface, Inc.	3,814	120,103
Liquidity Services, Inc.(1)	1,196	37,806
MSA Safety, Inc.	258	50,416
OPENLANE, Inc.(1)	171	4,875
Pitney Bowes, Inc.	670	7,189
Rollins, Inc.	1,609	97,972
Tetra Tech, Inc.	1,071	38,385
UniFirst Corp.	196	46,025
Veralto Corp.	595	57,971
Vestis Corp.(1)	294	2,314
		1,915,178
Communications Equipment — 0.9%
ADTRAN Holdings, Inc.(1)	867	8,843
Arista Networks, Inc.(1)	8,720	1,164,120
Ciena Corp.(1)	2,619	913,245
Cisco Systems, Inc.	10,487	833,297
Extreme Networks, Inc.(1)	1,581	22,102
F5, Inc.(1)	327	88,735
Harmonic, Inc.(1)	105	1,116
Lumentum Holdings, Inc.(1)	16	11,215
Motorola Solutions, Inc.	554	267,172
NETGEAR, Inc.(1)	507	10,454
NetScout Systems, Inc.(1)	233	6,806
Ubiquiti, Inc.	1	767
Viasat, Inc.(1)	7,191	329,204
Viavi Solutions, Inc.(1)	143	4,249
		3,661,325
Construction and Engineering — 0.1%
AECOM	40	3,919
API Group Corp.(1)	615	27,343
Centuri Holdings, Inc.(1)	983	30,473
Comfort Systems USA, Inc.	49	70,039
Everus Construction Group, Inc.(1)	2,111	255,157
Granite Construction, Inc.	28	3,765
Limbach Holdings, Inc.(1)	782	71,491
Matrix Service Co.(1)	1,669	18,342
MYR Group, Inc.(1)	14	3,779
WillScot Holdings Corp.	3,462	74,814
		559,122
Construction Materials — 0.1%
James Hardie Industries PLC(1)	1,257	30,608
Knife River Corp.(1)	372	33,100
Vulcan Materials Co.	595	184,450
		248,158
25

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Consumer Finance — 1.4%
Ally Financial, Inc.	11,360	$448,038
American Express Co.	3,785	1,169,187
Bread Financial Holdings, Inc.	2,146	152,066
Capital One Financial Corp.	10,397	2,034,069
Credit Acceptance Corp.(1)	110	52,050
Encore Capital Group, Inc.(1)	1,291	88,162
Enova International, Inc.(1)	568	78,980
FirstCash Holdings, Inc.	6	1,157
Green Dot Corp., Class A(1)	1,376	15,907
LendingClub Corp.(1)	4,145	61,802
Navient Corp.	3,518	30,923
Nelnet, Inc., Class A	311	40,262
OneMain Holdings, Inc.	4,930	271,249
PRA Group, Inc.(1)	656	10,332
PROG Holdings, Inc.	1,602	56,406
Regional Management Corp.	476	15,146
SLM Corp.	11,842	221,919
SoFi Technologies, Inc.(1)	8,730	155,045
Synchrony Financial	15,212	1,051,301
World Acceptance Corp.(1)	116	15,646
		5,969,647
Consumer Staples Distribution & Retail — 3.0%
Andersons, Inc.	1,312	85,661
Chefs' Warehouse, Inc.(1)	377	26,914
Costco Wholesale Corp.	3,693	3,732,847
Dollar General Corp.	3,190	498,406
Dollar Tree, Inc.(1)	4,887	618,108
Kroger Co.	17,931	1,223,611
Maplebear, Inc.(1)	30	1,125
Natural Grocers by Vitamin Cottage, Inc.	1,016	27,463
PriceSmart, Inc.	1,051	162,506
Sprouts Farmers Market, Inc.(1)	5,658	417,956
Sysco Corp.	3,454	314,867
Target Corp.	9,037	1,028,320
U.S. Foods Holding Corp.(1)	42	4,058
United Natural Foods, Inc.(1)	3,511	134,155
Village Super Market, Inc., Class A	560	21,924
Walmart, Inc.	36,091	4,617,843
		12,915,764
Containers and Packaging — 0.5%
AptarGroup, Inc.	1,089	156,500
Ardagh Metal Packaging SA	1,717	8,328
Avery Dennison Corp.	706	138,623
Ball Corp.	5,036	338,067
Crown Holdings, Inc.	1,134	129,957
Graphic Packaging Holding Co.	9,336	114,179
Greif, Inc., Class A	1,024	74,414
Greif, Inc., Class B	116	10,136
Myers Industries, Inc.	16	358
Packaging Corp. of America	2,707	628,403
Sealed Air Corp.	2,294	96,073
Silgan Holdings, Inc.	288	13,838
26

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Smurfit Westrock PLC	5,513	$259,166
Sonoco Products Co.	32	1,807
TriMas Corp.	428	16,726
		1,986,575
Distributors — 0.1%
Genuine Parts Co.	2,430	289,802
GigaCloud Technology, Inc., Class A(1)	913	40,482
Gold.com, Inc.	1,067	61,320
LKQ Corp.	1,454	48,142
Pool Corp.	521	118,361
		558,107
Diversified Consumer Services — 0.3%
ADT, Inc.	1,916	15,366
American Public Education, Inc.(1)	50	2,291
Bright Horizons Family Solutions, Inc.(1)	7	522
Covista, Inc.(1)	913	89,474
Frontdoor, Inc.(1)	975	66,856
Graham Holdings Co., Class B	102	107,427
Grand Canyon Education, Inc.(1)	1,382	219,835
H&R Block, Inc.	719	22,016
Laureate Education, Inc., Class A(1)	6,496	210,081
Liberty Live Holdings, Inc., Class C(1)	313	31,190
Lincoln Educational Services Corp.(1)	1,186	42,981
OneSpaWorld Holdings Ltd.	1,890	40,692
Perdoceo Education Corp.	3,267	108,954
Service Corp. International	2,224	187,216
Stride, Inc.(1)	1,119	94,421
Universal Technical Institute, Inc.(1)	1,554	56,255
		1,295,577
Diversified Telecommunication Services — 1.5%
AT&T, Inc.	91,143	2,552,916
Cogent Communications Holdings, Inc.	795	14,914
Comcast Corp., Class A	40,591	1,256,697
GCI Liberty, Inc., Class A(1)	23	914
GCI Liberty, Inc., Class C(1)	252	9,916
Iridium Communications, Inc.	5,237	125,426
Liberty Global Ltd., Class A(1)	130	1,656
Shenandoah Telecommunications Co.	1,439	19,614
Verizon Communications, Inc.	51,729	2,593,692
		6,575,745
Electric Utilities — 0.2%
Edison International	6,396	478,037
Exelon Corp.	10,137	501,477
		979,514
Electrical Equipment — 1.1%
Acuity, Inc.	580	174,922
AMETEK, Inc.	1,303	311,704
Atkore, Inc.	2,102	136,020
Eaton Corp. PLC	1,246	468,396
Emerson Electric Co.	428	64,521
EnerSys	1,304	216,660
Fluence Energy, Inc.(1)	1,833	28,485
GE Vernova, Inc.	289	252,470
27

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Generac Holdings, Inc.(1)	866	$195,170
Hubbell, Inc.	460	235,350
Nextpower, Inc., Class A(1)	6,034	634,173
nVent Electric PLC	1,316	155,762
Regal Rexnord Corp.	73	16,132
Rockwell Automation, Inc.	274	111,641
Shoals Technologies Group, Inc., Class A(1)	4,450	26,389
Sunrun, Inc.(1)	1,274	16,881
Thermon Group Holdings, Inc.(1)	851	43,214
Vertiv Holdings Co., Class A	5,891	1,501,557
Vicor Corp.(1)	11	2,215
		4,591,662
Electronic Equipment, Instruments and Components — 2.1%
Advanced Energy Industries, Inc.	744	249,664
Amphenol Corp., Class A	4,419	645,439
Arrow Electronics, Inc.(1)	1,007	153,225
Avnet, Inc.	3,566	234,785
Badger Meter, Inc.	328	49,997
Bel Fuse, Inc., Class B	127	29,173
Belden, Inc.	393	56,317
Benchmark Electronics, Inc.	680	39,311
CDW Corp.	1,169	143,366
Cognex Corp.	881	47,926
Coherent Corp.(1)	208	53,857
Corning, Inc.	14,651	2,203,217
CTS Corp.	836	44,024
Daktronics, Inc.(1)	2,002	51,612
ePlus, Inc.	425	34,281
Fabrinet(1)	610	332,834
Flex Ltd.(1)	14,969	943,346
Ingram Micro Holding Corp.	1,070	22,138
Insight Enterprises, Inc.(1)	568	47,462
IPG Photonics Corp.(1)	489	64,338
Jabil, Inc.	4,579	1,213,389
Keysight Technologies, Inc.(1)	1,875	576,244
Kimball Electronics, Inc.(1)	545	13,620
Knowles Corp.(1)	1,542	41,896
Littelfuse, Inc.	349	123,009
Methode Electronics, Inc.	656	5,550
Napco Security Technologies, Inc.	65	3,030
Novanta, Inc.(1)	80	10,754
OSI Systems, Inc.(1)	13	3,708
PC Connection, Inc.	296	18,041
Plexus Corp.(1)	1,155	224,220
Ralliant Corp.	15	688
Rogers Corp.(1)	12	1,294
Sanmina Corp.(1)	1,333	206,962
ScanSource, Inc.(1)	656	24,128
TD SYNNEX Corp.	336	52,688
TE Connectivity PLC	2,834	652,245
TTM Technologies, Inc.(1)	2,506	261,226
Vishay Intertechnology, Inc.	5,125	95,940
Vishay Precision Group, Inc.(1)	633	29,162
28

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Vontier Corp.	954	$39,038
Zebra Technologies Corp., Class A(1)	79	17,693
		9,060,837
Energy Equipment and Services — 0.0%
Geospace Technologies Corp.(1)	956	8,766
Natural Gas Services Group, Inc.	595	22,765
		31,531
Entertainment — 0.9%
Electronic Arts, Inc.	1,533	307,474
IMAX Corp.(1)	1,933	82,790
Liberty Media Corp.-Liberty Formula One, Class C(1)	681	62,373
Live Nation Entertainment, Inc.(1)	947	153,547
Marcus Corp.	947	15,938
Netflix, Inc.(1)	15,715	1,512,412
ROBLOX Corp., Class A(1)	21	1,442
Roku, Inc.(1)	383	37,691
Sphere Entertainment Co.(1)	476	56,649
Take-Two Interactive Software, Inc.(1)	2,849	602,506
TKO Group Holdings, Inc.	119	26,640
Walt Disney Co.	4,949	524,792
Warner Bros Discovery, Inc.(1)	13,048	367,562
		3,751,816
Financial Services — 2.2%
Affirm Holdings, Inc.(1)	27	1,269
Apollo Global Management, Inc.	4,977	520,594
Block, Inc.(1)	33	2,102
Cannae Holdings, Inc.	1,556	18,983
Cass Information Systems, Inc.	476	21,125
Corpay, Inc.(1)	629	204,488
Enact Holdings, Inc.	836	34,978
Equitable Holdings, Inc.	12,730	512,001
Essent Group Ltd.	3,513	213,731
Euronet Worldwide, Inc.(1)	537	37,348
EVERTEC, Inc.	15	425
Federal Agricultural Mortgage Corp., Class C	384	60,542
Fidelity National Information Services, Inc.	202	10,294
Fiserv, Inc.(1)	998	62,165
Global Payments, Inc.	126	9,634
Jack Henry & Associates, Inc.	1,590	258,311
Jackson Financial, Inc., Class A	68	7,445
Marqeta, Inc., Class A(1)	117	449
Mastercard, Inc., Class A	4,876	2,521,916
Merchants Bancorp	30	1,268
MGIC Investment Corp.	10,502	278,618
NCR Atleos Corp.(1)	826	36,575
NMI Holdings, Inc., Class A(1)	3,790	148,985
Payoneer Global, Inc.(1)	5,767	24,914
PayPal Holdings, Inc.	3,890	179,757
PennyMac Financial Services, Inc.	1,209	111,143
Radian Group, Inc.	5,854	202,080
Rocket Cos., Inc., Class A	229	4,166
Shift4 Payments, Inc., Class A(1)(2)	372	16,394
Visa, Inc., Class A	10,764	3,445,987
29

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Voya Financial, Inc.	3,265	$218,363
Western Union Co.	5,663	54,535
WEX, Inc.(1)	307	45,801
		9,266,386
Food Products — 0.5%
Alico, Inc.	44	1,816
Archer-Daniels-Midland Co.	923	63,724
Bunge Global SA	3,664	442,062
Campbell's Co.(2)	35	943
Darling Ingredients, Inc.(1)	3,290	174,896
Dole PLC	967	15,511
General Mills, Inc.	687	31,073
Hershey Co.	2,494	589,282
J.M. Smucker Co.	1,333	154,561
John B Sanfilippo & Son, Inc.	191	15,779
Kraft Heinz Co.	179	4,405
Lamb Weston Holdings, Inc.	3,114	150,064
Marzetti Co.	307	50,452
McCormick & Co., Inc.	41	2,913
Mondelez International, Inc., Class A	5,930	365,170
Vital Farms, Inc.(1)	714	15,058
		2,077,709
Ground Transportation — 1.9%
ArcBest Corp.	1,040	106,766
Covenant Logistics Group, Inc.	740	21,786
CSX Corp.	38,026	1,623,330
Heartland Express, Inc.	1,376	15,177
JB Hunt Transport Services, Inc.	2,631	614,102
Knight-Swift Transportation Holdings, Inc.	1,962	123,449
Landstar System, Inc.	1,362	221,938
Lyft, Inc., Class A(1)	14,888	206,050
Marten Transport Ltd.	2,515	34,179
Norfolk Southern Corp.	3,524	1,109,144
Old Dominion Freight Line, Inc.	3,998	811,794
Ryder System, Inc.	2,218	491,420
Saia, Inc.(1)	816	330,798
Schneider National, Inc., Class B	1,855	52,645
Uber Technologies, Inc.(1)	6,020	454,028
U-Haul Holding Co.(1)(2)	153	7,751
U-Haul Holding Co.	2,030	95,735
Union Pacific Corp.	5,851	1,550,398
XPO, Inc.(1)	1,279	269,191
		8,139,681
Health Care Equipment and Supplies — 1.5%
Abbott Laboratories	7,070	822,594
Align Technology, Inc.(1)	744	141,434
Avanos Medical, Inc.(1)	656	9,250
Baxter International, Inc.	1,442	29,374
Becton Dickinson & Co.	715	126,183
Boston Scientific Corp.(1)	7,249	557,086
Cooper Cos., Inc.(1)	1,449	121,238
Dentsply Sirona, Inc.	2,258	33,147
Dexcom, Inc.(1)	4,848	355,989
30

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Edwards Lifesciences Corp.(1)	4,463	$385,916
Envista Holdings Corp.(1)	87	2,541
GE HealthCare Technologies, Inc.	353	29,747
Globus Medical, Inc., Class A(1)	922	88,014
Haemonetics Corp.(1)	2,189	138,607
Hologic, Inc.(1)	1,707	128,640
ICU Medical, Inc.(1)	31	4,668
IDEXX Laboratories, Inc.(1)	1,390	912,855
Inogen, Inc.(1)	66	403
Insulet Corp.(1)	126	31,073
Intuitive Surgical, Inc.(1)	1,250	629,387
LivaNova PLC(1)	2,907	205,234
Masimo Corp.(1)	148	25,952
Medtronic PLC	5,675	554,220
Merit Medical Systems, Inc.(1)	198	15,282
Neogen Corp.(1)	934	10,489
Novocure Ltd.(1)	5,318	72,697
Omnicell, Inc.(1)	31	1,274
OraSure Technologies, Inc.(1)	2,281	7,185
Penumbra, Inc.(1)	116	39,949
PROCEPT BioRobotics Corp.(1)	20	454
QuidelOrtho Corp.(1)	2,693	61,239
ResMed, Inc.	567	145,299
STERIS PLC	19	4,795
Stryker Corp.	1,050	406,833
Tactile Systems Technology, Inc.(1)	34	996
Teleflex, Inc.	322	39,303
TransMedics Group, Inc.(1)(2)	20	2,905
UFP Technologies, Inc.(1)	42	8,844
Zimmer Biomet Holdings, Inc.	1,838	180,933
		6,332,029
Health Care Providers and Services — 1.5%
Acadia Healthcare Co., Inc.(1)(2)	853	19,994
Accendra Health, Inc.(1)(2)	2,504	6,060
Alignment Healthcare, Inc.(1)	131	2,518
Aveanna Healthcare Holdings, Inc.(1)	125	920
Cardinal Health, Inc.	2,351	538,920
Castle Biosciences, Inc.(1)	190	5,618
Cencora, Inc.	1,927	717,114
Centene Corp.(1)	9,195	412,672
Chemed Corp.	131	53,711
Cigna Group	687	199,106
CorVel Corp.(1)	750	38,685
Cross Country Healthcare, Inc.(1)	1,321	11,493
CVS Health Corp.	2,419	193,278
DaVita, Inc.(1)	375	58,612
Elevance Health, Inc.	2,206	705,920
Encompass Health Corp.	1,387	149,630
Ensign Group, Inc.	1,521	325,753
Fulgent Genetics, Inc.(1)	519	7,956
Guardant Health, Inc.(1)	12	1,127
HCA Healthcare, Inc.	694	367,612
HealthEquity, Inc.(1)	664	50,789
31

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Henry Schein, Inc.(1)	22	$1,813
Hims & Hers Health, Inc.(1)(2)	24	348
Humana, Inc.	1,037	197,590
Labcorp Holdings, Inc.	1,125	325,260
McKesson Corp.	641	632,904
Molina Healthcare, Inc.(1)	1,623	250,023
National Research Corp.	476	6,383
NeoGenomics, Inc.(1)	814	8,002
Nutex Health, Inc.(1)(2)	212	23,417
PACS Group, Inc.(1)	1,952	71,267
Progyny, Inc.(1)	40	708
Quest Diagnostics, Inc.	10	2,119
UnitedHealth Group, Inc.	2,465	722,911
Universal Health Services, Inc., Class B	1,155	238,045
		6,348,278
Health Care Technology — 0.0%
Doximity, Inc., Class A(1)	13	319
Health Catalyst, Inc.(1)(2)	1,134	1,837
Teladoc Health, Inc.(1)	476	2,504
Veeva Systems, Inc., Class A(1)	671	122,128
		126,788
Hotels, Restaurants and Leisure — 1.1%
Airbnb, Inc., Class A(1)	1,219	164,699
Aramark	656	27,454
Bloomin' Brands, Inc.	3,190	19,523
Booking Holdings, Inc.	207	877,545
Chipotle Mexican Grill, Inc.(1)	19,746	734,946
Choice Hotels International, Inc.	928	97,765
Cracker Barrel Old Country Store, Inc.(2)	1,031	33,734
Darden Restaurants, Inc.	2,700	577,395
Dave & Buster's Entertainment, Inc.(1)	656	9,656
DoorDash, Inc., Class A(1)	853	150,529
Expedia Group, Inc.	260	56,079
Hilton Grand Vacations, Inc.(1)	199	8,947
McDonald's Corp.	2,207	752,719
Papa John's International, Inc.	2	63
Planet Fitness, Inc., Class A(1)	379	31,135
Pursuit Attractions & Hospitality, Inc.(1)(2)	7	243
Starbucks Corp.	2,504	245,442
Texas Roadhouse, Inc.	2,690	491,920
Travel & Leisure Co.	328	24,174
Vail Resorts, Inc.	137	18,606
Viking Holdings Ltd.(1)	80	6,242
Wendy's Co.	2,488	19,058
Wingstop, Inc.	105	27,249
Wyndham Hotels & Resorts, Inc.	842	68,876
Yum! Brands, Inc.	1,136	191,030
		4,635,029
Household Durables — 1.4%
Beazer Homes USA, Inc.(1)	1,275	32,615
Cavco Industries, Inc.(1)	192	110,834
Century Communities, Inc.	805	54,120
Champion Homes, Inc.(1)	1,486	138,911
32

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
DR Horton, Inc.	4,449	$713,575
Dream Finders Homes, Inc., Class A(1)	15	271
Ethan Allen Interiors, Inc.	1,016	23,144
Garmin Ltd.	2,400	606,792
Green Brick Partners, Inc.(1)	1,183	87,140
Helen of Troy Ltd.(1)	685	12,083
Hovnanian Enterprises, Inc., Class A(1)	296	37,184
Installed Building Products, Inc.	827	271,058
KB Home	2,393	152,147
La-Z-Boy, Inc.	2,087	74,548
Leggett & Platt, Inc.	6,465	75,511
Lennar Corp., B Shares	433	46,214
Lennar Corp., Class A	4,672	534,290
LGI Homes, Inc.(1)	116	6,020
Lovesac Co.(1)	1,148	14,671
M/I Homes, Inc.(1)	1,185	168,460
Meritage Homes Corp.	2,555	192,698
Mohawk Industries, Inc.(1)	687	86,061
NVR, Inc.(1)	67	503,692
PulteGroup, Inc.	7,049	967,123
SharkNinja, Inc.(1)	20	2,457
Sonos, Inc.(1)	6,733	103,688
Taylor Morrison Home Corp.(1)	4,579	301,710
Toll Brothers, Inc.	3,041	478,167
TopBuild Corp.(1)	116	52,003
Tri Pointe Homes, Inc.(1)	3,984	184,459
Whirlpool Corp.	101	6,911
		6,038,557
Household Products — 0.8%
Central Garden & Pet Co.(1)	394	15,441
Central Garden & Pet Co., Class A(1)	2,243	77,473
Church & Dwight Co., Inc.	2,514	263,618
Clorox Co.	1,578	200,658
Colgate-Palmolive Co.	9,540	945,796
Energizer Holdings, Inc.	451	9,737
Kimberly-Clark Corp.	4,771	531,680
Oil-Dri Corp. of America	14	950
Procter & Gamble Co.	8,402	1,404,814
Spectrum Brands Holdings, Inc.	599	46,950
		3,497,117
Independent Power and Renewable Electricity Producers — 0.0%
Ormat Technologies, Inc.	1,021	105,878
Industrial Conglomerates — 0.0%
Honeywell International, Inc.	18	4,385
Insurance — 4.6%
Aflac, Inc.	10,190	1,150,757
Allstate Corp.	4,289	920,076
American Financial Group, Inc.	2,158	286,971
American International Group, Inc.	12,333	992,683
AMERISAFE, Inc.	476	15,484
Aon PLC, Class A	979	328,425
Arch Capital Group Ltd.(1)	9,059	907,259
Arthur J Gallagher & Co.	888	202,642
33

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Assurant, Inc.	1,170	$268,620
Assured Guaranty Ltd.	1,598	137,764
Axis Capital Holdings Ltd.	3,693	390,424
Brighthouse Financial, Inc.(1)	2,800	167,944
Brown & Brown, Inc.	15	1,077
Chubb Ltd.	3,671	1,251,297
Cincinnati Financial Corp.	2,441	400,275
CNA Financial Corp.	476	22,858
CNO Financial Group, Inc.	3,897	162,934
Erie Indemnity Co., Class A	439	118,284
Everest Group Ltd.	981	329,116
F&G Annuities & Life, Inc.	270	6,116
Fidelis Insurance Holdings Ltd.	57	1,086
Fidelity National Financial, Inc.	4,181	221,091
First American Financial Corp.	2,992	209,769
Genworth Financial, Inc., Class A(1)	13,909	117,392
Globe Life, Inc.	2,746	398,884
Hamilton Insurance Group Ltd., Class B(1)	45	1,422
Hanover Insurance Group, Inc.	1,118	201,944
Hartford Insurance Group, Inc.	8,888	1,251,697
Heritage Insurance Holdings, Inc.(1)	52	1,449
Hippo Holdings, Inc.(1)	307	8,829
Horace Mann Educators Corp.	1,196	52,038
Kemper Corp.	656	21,202
Kinsale Capital Group, Inc.	496	193,276
Lincoln National Corp.	3,470	119,021
Loews Corp.	63	6,931
Markel Group, Inc.(1)	141	292,218
Marsh & McLennan Cos., Inc.	1,992	371,986
Mercury General Corp.	656	59,421
MetLife, Inc.	10,132	730,213
Old Republic International Corp.	8,616	369,368
Oscar Health, Inc., Class A(1)	3,086	42,093
Primerica, Inc.	1,582	401,290
Principal Financial Group, Inc.	6,695	638,837
Progressive Corp.	5,879	1,256,107
Prudential Financial, Inc.	5,506	541,680
Reinsurance Group of America, Inc.	1,967	424,341
RenaissanceRe Holdings Ltd.	1,190	359,927
RLI Corp.	1,439	89,679
Safety Insurance Group, Inc.	13	1,009
Selective Insurance Group, Inc.	1,903	159,928
SiriusPoint Ltd.(1)	5,147	108,808
Skyward Specialty Insurance Group, Inc.(1)	976	45,355
Slide Insurance Holdings, Inc.(1)	3,693	70,167
Stewart Information Services Corp.	623	44,227
Travelers Cos., Inc.	5,263	1,624,372
United Fire Group, Inc.	195	7,578
Unum Group	4,934	353,916
W.R. Berkley Corp.	6,536	468,631
White Mountains Insurance Group Ltd.	94	208,728
Willis Towers Watson PLC	81	24,719
		19,561,635
34

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Interactive Media and Services — 7.7%
Alphabet, Inc., Class A	37,602	$11,722,800
Alphabet, Inc., Class C	30,167	9,394,909
Cargurus, Inc.(1)	4,566	140,176
Cars.com, Inc.(1)	3,599	30,735
EverQuote, Inc., Class A(1)	1,027	16,227
IAC, Inc.(1)	42	1,609
Match Group, Inc.	947	29,925
Meta Platforms, Inc., Class A	17,586	11,398,894
Pinterest, Inc., Class A(1)	2,692	46,114
Reddit, Inc., Class A(1)	12	1,750
Snap, Inc., Class A(1)	1,203	6,268
Taboola.com Ltd.(1)	6,524	20,681
Yelp, Inc.(1)	2,653	59,135
Ziff Davis, Inc.(1)	476	12,890
		32,882,113
IT Services — 0.8%
Accenture PLC, Class A	3,385	706,517
Akamai Technologies, Inc.(1)	2,336	229,839
Amdocs Ltd.	1,430	99,814
Cloudflare, Inc., Class A(1)	300	51,657
Cognizant Technology Solutions Corp., Class A	6,065	390,768
DXC Technology Co.(1)	8,410	105,882
EPAM Systems, Inc.(1)	212	29,892
Gartner, Inc.(1)	819	128,747
Globant SA(1)	193	9,604
GoDaddy, Inc., Class A(1)	2,370	206,569
Hackett Group, Inc.	836	11,420
International Business Machines Corp.	3,651	877,007
Kyndryl Holdings, Inc.(1)	8,891	109,626
MongoDB, Inc.(1)	83	27,263
Okta, Inc.(1)	96	6,960
Snowflake, Inc., Class A(1)	681	114,687
Twilio, Inc., Class A(1)	531	64,230
VeriSign, Inc.	344	78,411
		3,248,893
Leisure Products — 0.2%
Acushnet Holdings Corp.	973	99,567
Brunswick Corp.	2,913	231,933
Callaway Golf Co.(1)	3,977	55,917
Funko, Inc., Class A(1)	28	140
Hasbro, Inc.	284	28,284
JAKKS Pacific, Inc.	417	9,116
Malibu Boats, Inc., Class A(1)	853	24,788
MasterCraft Boat Holdings, Inc.(1)	836	18,145
Mattel, Inc.(1)	11,918	202,010
Polaris, Inc.	2,504	152,093
YETI Holdings, Inc.(1)	3,840	167,846
		989,839
Life Sciences Tools and Services — 0.5%
10X Genomics, Inc., Class A(1)	123	2,835
Adaptive Biotechnologies Corp.(1)	15	240
Agilent Technologies, Inc.	1,508	183,041
35

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Avantor, Inc.(1)	1,349	$12,208
Azenta, Inc.(1)	1,155	31,162
Bio-Rad Laboratories, Inc., Class A(1)	130	36,197
Bio-Techne Corp.	770	45,430
Charles River Laboratories International, Inc.(1)	189	33,735
Danaher Corp.	1,922	404,850
Illumina, Inc.(1)	201	27,026
IQVIA Holdings, Inc.(1)	521	93,160
Medpace Holdings, Inc.(1)	335	151,339
Mettler-Toledo International, Inc.(1)	85	116,169
OmniAb, Inc.(1)	47	—
OmniAb, Inc.(1)	47	—
Repligen Corp.(1)	116	14,933
Revvity, Inc.	296	29,100
Sotera Health Co.(1)	59	959
Thermo Fisher Scientific, Inc.	874	455,450
Waters Corp.(1)	857	273,709
West Pharmaceutical Services, Inc.	735	186,940
		2,098,483
Machinery — 3.4%
Aebi Schmidt Holding AG	15	216
AGCO Corp.	1,849	252,389
Alamo Group, Inc.	422	90,110
Albany International Corp., Class A	775	44,679
Allison Transmission Holdings, Inc.	1,274	159,632
Astec Industries, Inc.	391	24,277
Atmus Filtration Technologies, Inc.	3,713	239,600
Caterpillar, Inc.	3,835	2,848,753
Crane Co.	248	49,731
Cummins, Inc.	2,951	1,723,000
Deere & Co.	3,931	2,475,390
Donaldson Co., Inc.	3,403	315,662
Dover Corp.	508	114,554
Enerpac Tool Group Corp.	1,006	41,045
Enpro, Inc.	7	1,811
Federal Signal Corp.	23	2,678
Fortive Corp.	46	2,723
Franklin Electric Co., Inc.	1,211	120,640
Gates Industrial Corp. PLC(1)	1,354	37,330
Graco, Inc.	3,222	302,610
Graham Corp.(1)	291	23,635
Greenbrier Cos., Inc.	639	36,052
Hillman Solutions Corp.(1)	2,801	22,968
IDEX Corp.	283	59,280
Illinois Tool Works, Inc.	2,182	634,155
Ingersoll Rand, Inc.	603	56,766
ITT, Inc.	1,325	268,193
JBT Marel Corp.	459	70,686
Kadant, Inc.	94	31,882
Kennametal, Inc.	2,772	111,656
Lincoln Electric Holdings, Inc.	1,703	488,846
Lindsay Corp.	424	57,113
Middleby Corp.(1)	64	10,807
36

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Mueller Industries, Inc.	4,761	$561,608
Mueller Water Products, Inc., Class A	416	12,451
Nordson Corp.	33	9,684
Oshkosh Corp.	2,086	354,662
Otis Worldwide Corp.	1,278	118,292
PACCAR, Inc.	2,772	349,521
Parker-Hannifin Corp.	528	532,847
Pentair PLC	56	5,555
Snap-on, Inc.	168	64,717
SPX Technologies, Inc.(1)	10	2,269
Standex International Corp.	55	14,410
Stanley Black & Decker, Inc.	476	41,169
Tennant Co.	740	45,162
Terex Corp.	2,914	200,454
Timken Co.	1,202	130,273
Titan International, Inc.(1)	2,189	21,299
Toro Co.	4,242	419,364
Trinity Industries, Inc.	3,453	118,024
Wabash National Corp.	1,795	18,219
Watts Water Technologies, Inc., Class A	307	100,923
Westinghouse Air Brake Technologies Corp.	1,069	282,163
Worthington Enterprises, Inc.	309	17,307
Xylem, Inc.	1,297	168,039
		14,307,281
Marine Transportation — 0.1%
Costamare, Inc.	905	15,901
Matson, Inc.	1,506	250,192
Safe Bulkers, Inc.	3,896	25,557
		291,650
Media — 0.5%
Cable One, Inc.(1)	207	19,862
Charter Communications, Inc., Class A(1)	344	80,713
EchoStar Corp., Class A(1)	4,613	532,940
Entravision Communications Corp., Class A	128	397
Fox Corp., Class A	7,029	396,014
Fox Corp., Class B	3,320	171,743
Ibotta, Inc., Class A(1)(2)	28	699
John Wiley & Sons, Inc., Class A	196	6,080
Liberty Broadband Corp., Class A(1)	116	6,331
Liberty Broadband Corp., Class C(1)	918	50,132
New York Times Co., Class A	2,317	184,873
News Corp., Class A	5,211	126,575
News Corp., Class B	1,556	41,670
Nexstar Media Group, Inc., Class A	315	79,071
Omnicom Group, Inc.	170	14,499
Optimum Communications, Inc., Class A(1)	8	11
Paramount Skydance Corp., Class B	5,523	74,616
PubMatic, Inc., Class A(1)	1,016	8,230
Scholastic Corp.	679	23,609
Sirius XM Holdings, Inc.	2	44
Thryv Holdings, Inc.(1)	656	1,522
Trade Desk, Inc., Class A(1)	1,387	33,038
37

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Versant Media Group, Inc.(1)	1,318	$43,916
		1,896,585
Metals and Mining — 0.7%
Commercial Metals Co.	4,050	296,865
Kaiser Aluminum Corp.	310	40,344
Newmont Corp.	8,469	1,100,970
Nucor Corp.	4,239	749,794
Reliance, Inc.	1,326	418,539
Royal Gold, Inc.	1,271	381,033
Ryerson Holding Corp.	1,252	32,752
Steel Dynamics, Inc.	449	86,715
Worthington Steel, Inc.	1,099	45,675
		3,152,687
Oil, Gas and Consumable Fuels — 0.1%
DHT Holdings, Inc.	3,654	71,217
Epsilon Energy Ltd.	327	1,674
Evolution Petroleum Corp.	26	116
Navigator Holdings Ltd.	1,202	25,266
SFL Corp. Ltd.	2,959	32,579
Sunococorp LLC	1,582	94,746
Teekay Tankers Ltd., Class A	157	12,288
Uranium Energy Corp.(1)	112	1,717
		239,603
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp.	3,360	284,726
Magnera Corp.(1)	100	1,295
Mercer International, Inc.(2)	2,096	3,773
Sylvamo Corp.	1,921	88,942
		378,736
Personal Care Products — 0.2%
Edgewell Personal Care Co.	476	10,824
Estee Lauder Cos., Inc., Class A	3,510	384,240
Kenvue, Inc.	19,526	373,337
Nu Skin Enterprises, Inc., Class A	1,031	8,743
USANA Health Sciences, Inc.(1)	247	5,315
		782,459
Pharmaceuticals — 3.5%
Alumis, Inc.(1)	60	1,781
Arvinas, Inc.(1)	1,599	21,219
Bristol-Myers Squibb Co.	18,034	1,124,781
Collegium Pharmaceutical, Inc.(1)	1,632	68,005
Corcept Therapeutics, Inc.(1)	809	28,881
Elanco Animal Health, Inc.(1)	3,591	94,802
Eli Lilly & Co.	3,150	3,313,769
Harmony Biosciences Holdings, Inc.(1)	1,797	51,286
Innoviva, Inc.(1)	2,422	55,609
Jazz Pharmaceuticals PLC(1)	2,531	480,941
Johnson & Johnson	14,937	3,710,799
Ligand Pharmaceuticals, Inc.(1)	315	62,468
Maze Therapeutics, Inc.(1)	1,183	53,933
Merck & Co., Inc.	25,038	3,100,205
Pacira BioSciences, Inc.(1)	1,977	43,316
Pfizer, Inc.	31,347	866,745
38

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Royalty Pharma PLC, Class A	3,815	$176,291
Supernus Pharmaceuticals, Inc.(1)	1,041	56,974
Theravance Biopharma, Inc.(1)	1,561	28,488
Viatris, Inc.	43,185	644,752
Zoetis, Inc.	6,206	813,607
		14,798,652
Professional Services — 0.7%
Amentum Holdings, Inc.(1)	244	7,288
Automatic Data Processing, Inc.	2,786	597,207
Barrett Business Services, Inc.	980	27,215
Booz Allen Hamilton Holding Corp.	1,269	100,035
Broadridge Financial Solutions, Inc.	839	155,945
CACI International, Inc., Class A(1)	3	1,831
Clarivate PLC(1)(2)	3,778	8,689
Concentrix Corp.	20	656
Conduent, Inc.(1)	8,010	11,695
CRA International, Inc.	300	51,798
CSG Systems International, Inc.	1,271	101,553
Equifax, Inc.	121	25,284
ExlService Holdings, Inc.(1)	1,736	54,250
Exponent, Inc.	393	28,603
Franklin Covey Co.(1)	476	6,198
FTI Consulting, Inc.(1)	136	22,361
Genpact Ltd.	1,353	53,741
IBEX Holdings Ltd.(1)	50	1,445
Innodata, Inc.(1)(2)	33	1,458
Insperity, Inc.	1,407	31,249
Jacobs Solutions, Inc.	54	7,444
KBR, Inc.	657	27,745
Kelly Services, Inc., Class A	1,016	9,865
Kforce, Inc.	1,011	27,317
Korn Ferry	1,606	100,648
Legalzoom.com, Inc.(1)	196	1,378
Leidos Holdings, Inc.	197	34,495
ManpowerGroup, Inc.	1,352	37,815
Parsons Corp.(1)	419	27,654
Paychex, Inc.	4,269	399,792
Paycom Software, Inc.	1,502	188,997
Paylocity Holding Corp.(1)	162	17,251
RCM Technologies, Inc.(1)	11	208
Resources Connection, Inc.	477	1,794
Robert Half, Inc.	3,767	91,990
Science Applications International Corp.	47	4,336
SS&C Technologies Holdings, Inc.	33	2,485
TransUnion	251	19,716
TriNet Group, Inc.	639	24,333
TrueBlue, Inc.(1)	1,556	6,582
UL Solutions, Inc., Class A	25	2,099
Upwork, Inc.(1)	4,305	57,773
Verisk Analytics, Inc.	1,781	369,682
		2,749,900
Real Estate Management and Development — 0.3%
CBRE Group, Inc., Class A(1)	3,046	449,772
39

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Compass, Inc., Class A(1)	2	$20
CoStar Group, Inc.(1)	1,662	74,175
Cushman & Wakefield Ltd.(1)	1,386	18,586
Forestar Group, Inc.(1)	1,016	29,180
FRP Holdings, Inc.(1)	22	527
Howard Hughes Holdings, Inc.(1)	839	60,718
Jones Lang LaSalle, Inc.(1)	1,089	343,634
Kennedy-Wilson Holdings, Inc.	3,878	42,193
Marcus & Millichap, Inc.	803	21,207
Newmark Group, Inc., Class A	3,304	47,974
RE/MAX Holdings, Inc., Class A(1)	836	5,258
Seaport Entertainment Group, Inc.(1)(2)	197	4,602
St. Joe Co.	16	1,155
Tejon Ranch Co.(1)	477	8,400
Zillow Group, Inc., Class A(1)	572	25,626
Zillow Group, Inc., Class C(1)	2,254	100,573
		1,233,600
Semiconductors and Semiconductor Equipment — 13.0%
Advanced Micro Devices, Inc.(1)	9,719	1,945,841
Allegro MicroSystems, Inc.(1)	836	30,489
Amkor Technology, Inc.	2,430	116,203
Analog Devices, Inc.	2,199	782,382
Applied Materials, Inc.	11,029	4,106,097
Axcelis Technologies, Inc.(1)	1,014	83,767
Broadcom, Inc.	17,820	5,694,381
CEVA, Inc.(1)	190	3,963
Cirrus Logic, Inc.(1)	935	131,947
Cohu, Inc.(1)	1,110	33,522
Enphase Energy, Inc.(1)	1,114	47,089
Entegris, Inc.	201	26,622
First Solar, Inc.(1)	926	182,607
FormFactor, Inc.(1)	959	94,826
GLOBALFOUNDRIES, Inc.(1)	760	36,138
Intel Corp.(1)	27,870	1,271,151
KLA Corp.	2,017	3,075,017
Kulicke & Soffa Industries, Inc.	1,951	136,024
Lam Research Corp.	20,219	4,729,022
Lattice Semiconductor Corp.(1)	441	42,168
Marvell Technology, Inc.	3,107	253,811
Micron Technology, Inc.	15,334	6,323,282
MKS, Inc.	455	111,229
Monolithic Power Systems, Inc.	140	159,984
NVIDIA Corp.	112,281	19,895,070
NXP Semiconductors NV	1,256	285,125
ON Semiconductor Corp.(1)	8,255	548,792
Onto Innovation, Inc.(1)	813	175,519
Penguin Solutions, Inc.(1)	2,773	57,623
Photronics, Inc.(1)	1,923	71,978
Qnity Electronics, Inc.	1,700	215,492
Qorvo, Inc.(1)	848	70,299
QUALCOMM, Inc.	9,635	1,371,639
Rambus, Inc.(1)	1,411	140,620
Semtech Corp.(1)	36	3,248
40

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Skyworks Solutions, Inc.	1,852	$110,342
SolarEdge Technologies, Inc.(1)(2)	308	10,903
Synaptics, Inc.(1)	724	58,977
Teradyne, Inc.	3,673	1,175,470
Texas Instruments, Inc.	7,523	1,595,703
Ultra Clean Holdings, Inc.(1)	1,542	93,569
Universal Display Corp.	323	34,461
Veeco Instruments, Inc.(1)	836	25,548
		55,357,940
Software — 5.7%
A10 Networks, Inc.	1,924	37,056
ACI Worldwide, Inc.(1)	656	26,030
Adeia, Inc.	945	19,552
Adobe, Inc.(1)	1,265	331,949
AppLovin Corp., Class A(1)	53	23,043
Autodesk, Inc.(1)	1,266	311,271
Bentley Systems, Inc., Class B	212	7,749
Bill Holdings, Inc.(1)	30	1,335
Blackbaud, Inc.(1)	18	874
BlackLine, Inc.(1)	70	2,467
Box, Inc., Class A(1)	1,162	27,365
C3.ai, Inc., Class A(1)	599	4,762
Cadence Design Systems, Inc.(1)	1,663	501,228
Cipher Digital, Inc.(1)(2)	7,310	114,036
Clear Secure, Inc., Class A	59	2,870
Clearwater Analytics Holdings, Inc., Class A(1)	42	982
Commvault Systems, Inc.(1)	323	27,481
Confluent, Inc., Class A(1)	38	1,165
Consensus Cloud Solutions, Inc.(1)	11	331
Crowdstrike Holdings, Inc., Class A(1)	833	309,859
Daily Journal Corp.(1)	1	509
Datadog, Inc., Class A(1)	613	68,631
Docusign, Inc.(1)	1,664	74,996
Dolby Laboratories, Inc., Class A	670	44,602
Dropbox, Inc., Class A(1)	847	21,166
Dynatrace, Inc.(1)	476	17,098
Elastic NV(1)	55	2,864
Fair Isaac Corp.(1)	115	162,076
Fortinet, Inc.(1)	4,862	384,244
Gen Digital, Inc.	2,996	67,620
HubSpot, Inc.(1)	5	1,323
InterDigital, Inc.	1,509	553,094
Intuit, Inc.	689	281,822
JFrog Ltd.(1)	36	1,445
LiveRamp Holdings, Inc.(1)	476	12,933
Manhattan Associates, Inc.(1)	726	98,322
MARA Holdings, Inc.(1)(2)	1,266	11,318
Microsoft Corp.	44,036	17,294,699
Nutanix, Inc., Class A(1)	792	30,318
Oracle Corp.	4,195	609,953
Pagaya Technologies Ltd., Class A(1)	2,804	31,377
Palantir Technologies, Inc., Class A(1)	4,415	605,694
Palo Alto Networks, Inc.(1)	5,731	853,460
41

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Pegasystems, Inc.	72	$3,149
Progress Software Corp.(1)	534	22,364
PTC, Inc.(1)	52	8,143
Qualys, Inc.(1)	1,436	132,787
Rapid7, Inc.(1)	35	218
Roper Technologies, Inc.	115	40,219
Salesforce, Inc.	1,709	332,896
ServiceNow, Inc.(1)	3,431	370,582
SPS Commerce, Inc.(1)	127	7,177
Synopsys, Inc.(1)	536	221,904
Teradata Corp.(1)	1,232	38,796
Trimble, Inc.(1)	417	27,885
Tyler Technologies, Inc.(1)	132	46,819
UiPath, Inc., Class A(1)	90	966
Unity Software, Inc.(1)	20	365
Workday, Inc., Class A(1)	527	70,491
Xperi, Inc.(1)(2)	592	3,629
Zoom Communications, Inc., Class A(1)	932	68,912
Zscaler, Inc.(1)	116	17,051
		24,395,322
Specialty Retail — 3.7%
1-800-Flowers.com, Inc., Class A(1)(2)	1,438	5,004
Abercrombie & Fitch Co., Class A(1)	2,787	272,569
Advance Auto Parts, Inc.	2,705	143,825
American Eagle Outfitters, Inc.	8,388	206,093
Arhaus, Inc.(1)	2,937	24,230
Asbury Automotive Group, Inc.(1)	670	143,233
AutoNation, Inc.(1)	1,635	319,087
AutoZone, Inc.(1)	35	131,445
Bath & Body Works, Inc.	1,196	27,221
Best Buy Co., Inc.	7,103	440,173
Boot Barn Holdings, Inc.(1)	910	172,190
Buckle, Inc.	1,560	83,538
Build-A-Bear Workshop, Inc.	1,013	49,293
Burlington Stores, Inc.(1)	2,178	668,363
Caleres, Inc.	1,752	20,831
CarMax, Inc.(1)	3,365	145,267
Carvana Co.(1)	641	214,197
Cato Corp., Class A(1)	45	135
Chewy, Inc., Class A(1)	1,016	27,859
Dick's Sporting Goods, Inc.	1,898	386,490
Five Below, Inc.(1)	2,444	546,307
Floor & Decor Holdings, Inc., Class A(1)	2,153	148,751
GameStop Corp., Class A(1)	3,033	72,883
Gap, Inc.	12,065	338,303
Genesco, Inc.(1)	656	17,869
Group 1 Automotive, Inc.	9	2,932
Haverty Furniture Cos., Inc.	656	15,619
Home Depot, Inc.	4,281	1,629,862
Lithia Motors, Inc.	975	272,591
Lowe's Cos., Inc.	1,892	500,566
MarineMax, Inc.(1)	1,016	30,988
National Vision Holdings, Inc.(1)	476	12,838
42

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
O'Reilly Automotive, Inc.(1)	4,280	$401,806
Penske Automotive Group, Inc.	939	147,911
PetMed Express, Inc.(1)(2)	18	49
Revolve Group, Inc.(1)	78	1,963
RH(1)	285	47,227
Ross Stores, Inc.	7,364	1,514,333
Sally Beauty Holdings, Inc.(1)	6,144	98,734
Shoe Carnival, Inc.	656	13,245
Signet Jewelers Ltd.	2,390	229,894
Sonic Automotive, Inc., Class A	854	53,563
TJX Cos., Inc.	17,751	2,869,627
Tractor Supply Co.	15,486	802,794
Ulta Beauty, Inc.(1)	1,586	1,086,077
Upbound Group, Inc.	1,120	24,024
Urban Outfitters, Inc.(1)	2,672	176,886
Victoria's Secret & Co.(1)	4,495	281,837
Wayfair, Inc., Class A(1)	665	50,759
Williams-Sonoma, Inc.	4,803	987,737
Zumiez, Inc.(1)	836	21,920
		15,880,938
Technology Hardware, Storage and Peripherals — 6.2%
Apple, Inc.	87,232	23,044,950
Dell Technologies, Inc., Class C	2,128	315,114
Diebold Nixdorf, Inc.(1)	1,184	94,720
Eastman Kodak Co.(1)	370	2,708
GPGI, Inc., Class A	71	1,594
Hewlett Packard Enterprise Co.	9,821	210,857
HP, Inc.	3,557	67,548
Immersion Corp.	1,412	8,627
NetApp, Inc.	2,756	272,927
Pure Storage, Inc., Class A(1)	1,470	94,403
Sandisk Corp.(1)	897	569,918
Seagate Technology Holdings PLC	1,661	677,422
Super Micro Computer, Inc.(1)	7,673	248,529
Western Digital Corp.	3,156	882,733
		26,492,050
Textiles, Apparel and Luxury Goods — 1.1%
Amer Sports, Inc.(1)	28	1,063
Capri Holdings Ltd.(1)	4,490	92,090
Carter's, Inc.	1,310	43,951
Columbia Sportswear Co.	779	48,251
Crocs, Inc.(1)	1,157	104,951
Deckers Outdoor Corp.(1)	4,741	555,977
Ermenegildo Zegna NV(2)	3,242	36,537
G-III Apparel Group Ltd.	2,043	62,495
Gildan Activewear, Inc.	487	33,160
Kontoor Brands, Inc.	1,903	124,095
Levi Strauss & Co., Class A	2,631	58,303
Lululemon Athletica, Inc.(1)	2,415	447,186
Movado Group, Inc.	656	16,367
NIKE, Inc., Class B	11,976	744,668
Oxford Industries, Inc.(2)	850	33,652
PVH Corp.	1,377	94,462
43

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Ralph Lauren Corp.	1,506	$546,076
Steven Madden Ltd.	2,379	85,882
Tapestry, Inc.	8,005	1,244,537
Under Armour, Inc., Class A(1)(2)	5,382	39,934
Under Armour, Inc., Class C(1)	3,536	25,565
VF Corp.	17,730	344,317
		4,783,519
Trading Companies and Distributors — 1.2%
Air Lease Corp.	3,707	240,362
Applied Industrial Technologies, Inc.	711	200,914
BlueLinx Holdings, Inc.(1)	462	30,455
Boise Cascade Co.	2,039	168,707
Core & Main, Inc., Class A(1)	1,295	70,137
DNOW, Inc.(1)	6,769	79,739
Fastenal Co.	20,292	934,244
FTAI Aviation Ltd.	267	81,649
GATX Corp.	175	32,230
Herc Holdings, Inc.	1,501	209,825
Hudson Technologies, Inc.(1)	1,740	12,371
McGrath RentCorp	750	83,212
MSC Industrial Direct Co., Inc., Class A	890	83,518
QXO, Inc.(1)	102	2,443
Rush Enterprises, Inc., Class A	2,295	162,876
Rush Enterprises, Inc., Class B	740	47,841
SiteOne Landscape Supply, Inc.(1)	347	49,583
Titan Machinery, Inc.(1)	1,016	19,802
United Rentals, Inc.	1,228	1,031,520
Watsco, Inc.	343	143,144
WESCO International, Inc.	1,128	326,556
WW Grainger, Inc.	1,072	1,227,150
		5,238,278
Water Utilities — 0.0%
American Water Works Co., Inc.	382	51,964
California Water Service Group	801	36,109
		88,073
Wireless Telecommunication Services — 0.4%
Gogo, Inc.(1)	1,905	8,058
T-Mobile U.S., Inc.	7,618	1,653,792
		1,661,850
TOTAL COMMON STOCKS (Cost $308,750,215)		425,391,404
RIGHTS — 0.0%
Biotechnology — 0.0%
Blueprint Medicines Corp.(1)	16	7
Mirati Therapeutics, Inc.(1)	384	269
Verve Therapeutics, Inc.(1)	6	4
		280
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance, Inc.(1)	2,724	1,444
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1)	112	114
Pharmaceuticals — 0.0%
Concert Pharmaceuticals, Inc.(1)	70	26
TOTAL RIGHTS (Cost $1,864)		1,864
44

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
WARRANTS — 0.0%
Specialty Retail — 0.0%
GameStop Corp.(1) (Cost $—)	382	$1,642
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	278,763	278,763
State Street Navigator Securities Lending Government Money Market Portfolio(3)	256,906	256,906
TOTAL SHORT-TERM INVESTMENTS (Cost $535,669)		535,669
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $309,287,748)		425,930,579
OTHER ASSETS AND LIABILITIES — 0.0%		18,672
TOTAL NET ASSETS — 100.0%		$425,949,251

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $379,345. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $394,972, which includes securities collateral of $138,066.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.
45

Schedule of Investments - Avantis Total Equity Markets ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 82.5%
Aerospace and Defense — 1.7%
AAR Corp.(1)	9	$1,055
AeroVironment, Inc.(1)	1,143	288,322
Airbus SE, ADR	862	46,695
Astronics Corp.(1)	51	4,112
ATI, Inc.(1)	10,083	1,649,478
Axon Enterprise, Inc.(1)	1,016	551,078
BAE Systems PLC, ADR	397	46,052
Boeing Co.(1)	3,275	745,161
BWX Technologies, Inc.	45	9,269
Carpenter Technology Corp.	2,537	1,009,904
Curtiss-Wright Corp.	104	72,834
Ducommun, Inc.(1)	1,160	143,364
Elbit Systems Ltd.	33	25,378
General Dynamics Corp.	529	188,879
General Electric Co.	1,796	614,699
HEICO Corp.	1	319
HEICO Corp., Class A	3	720
Howmet Aerospace, Inc.	1,202	315,561
Huntington Ingalls Industries, Inc.	245	108,907
Kratos Defense & Security Solutions, Inc.(1)	3,213	276,896
L3Harris Technologies, Inc.	7,238	2,638,541
Leonardo SpA, ADR	254	8,506
Lockheed Martin Corp.	1,336	879,195
Mercury Systems, Inc.(1)	975	86,804
Moog, Inc., Class A	497	167,703
MTU Aero Engines AG, ADR	110	23,637
National Presto Industries, Inc.	1	132
Northrop Grumman Corp.	1,536	1,112,648
Rheinmetall AG, ADR	102	40,269
Rocket Lab Corp.(1)	29	2,004
Rolls-Royce Holdings PLC, ADR	3,188	59,361
RTX Corp.	4,897	992,230
Saab AB, ADR	388	14,061
Safran SA, ADR	786	79,072
StandardAero, Inc.(1)	13	400
Textron, Inc.	823	81,189
Thales SA, ADR	173	10,548
TransDigm Group, Inc.	44	57,323
V2X, Inc.(1)	147	10,253
		12,362,559
Air Freight and Logistics — 1.0%
CH Robinson Worldwide, Inc.	37	6,854
Deutsche Post AG, ADR	737	43,424
DSV AS, ADR	352	45,348
Expeditors International of Washington, Inc.	666	96,590
FedEx Corp.	12,210	4,725,270
Forward Air Corp.(1)	5	127
GXO Logistics, Inc.(1)	258	16,210
Hub Group, Inc., Class A	601	25,885
United Parcel Service, Inc., Class B	18,365	2,129,605
		7,089,313
46

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Automobile Components — 0.2%
Adient PLC(1)	352	$8,561
Aptiv PLC(1)	82	6,030
Aumovio SE, ADR(1)	242	2,205
Autoliv, Inc.	210	24,889
BorgWarner, Inc.	1,110	63,903
Bridgestone Corp., ADR	1,420	17,054
Cie Generale des Etablissements Michelin SCA, ADR	432	8,752
Continental AG, ADR	792	6,908
Dana, Inc.	136	4,657
Dauch Corp.(1)	1,107	7,306
Denso Corp., ADR	1,501	21,434
Dorman Products, Inc.(1)	368	43,372
Fox Factory Holding Corp.(1)	14	236
Gentex Corp.	14,796	346,226
Gentherm, Inc.(1)	874	28,641
Goodyear Tire & Rubber Co.(1)	2,342	19,321
LCI Industries	418	55,678
Lear Corp.	18	2,363
Patrick Industries, Inc.	412	51,001
Phinia, Inc.	157	11,403
QuantumScape Corp.(1)	90	623
SAF-Holland SE	10,450	245,131
Standard Motor Products, Inc.	630	24,998
Sumitomo Electric Industries Ltd., ADR	14	927
Visteon Corp.	985	94,235
		1,095,854
Automobiles — 0.2%
BYD Co. Ltd., ADR	1,860	22,339
Ferrari NV	195	74,084
Ford Motor Co.	9,397	132,404
General Motors Co.	1,528	120,269
Harley-Davidson, Inc.	215	3,870
Honda Motor Co. Ltd., ADR	1,341	40,445
Lucid Group, Inc.(1)	16	160
Mazda Motor Corp., ADR	1,452	6,360
Mercedes-Benz Group AG, ADR	814	14,107
Renault SA, ADR	893	6,939
Rivian Automotive, Inc., Class A(1)	140	2,146
Stellantis NV	672	5,436
Subaru Corp., ADR	9	84
Suzuki Motor Corp., ADR	12	723
Tesla, Inc.(1)	1,766	710,833
Thor Industries, Inc.	227	21,821
Toyota Motor Corp., ADR	583	141,307
Volkswagen AG, ADR	768	9,124
Winnebago Industries, Inc.	860	34,305
XPeng, Inc., Class A, ADR(1)	694	12,187
		1,358,943
Banks — 6.0%
1st Source Corp.	340	22,783
ABN AMRO Bank NV, ADR	67	2,226
AIB Group PLC, ADR	131	2,714
47

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Ameris Bancorp	2,233	$173,415
ANZ Group Holdings Ltd., ADR	4,674	133,256
Arrow Financial Corp.	22	733
Associated Banc-Corp.	39	1,030
Atlantic Union Bankshares Corp.	1,689	62,594
Axos Financial, Inc.(1)	3,514	305,085
Banc of California, Inc.	4	74
BancFirst Corp.	1,052	115,720
Banco Bilbao Vizcaya Argentaria SA, ADR	3,941	91,155
Banco BPM SpA	28,119	414,197
Banco de Sabadell SA	105,987	399,044
Banco Santander SA, ADR	5,962	73,690
Bancorp, Inc.(1)	1,651	86,661
Bank of America Corp.	71,279	3,551,833
Bank of Ireland Group PLC, ADR	104	2,026
Bank of Marin Bancorp	1,022	25,438
Bank of Montreal	1,125	161,921
Bank of Nova Scotia	1,350	102,263
Bank of NT Butterfield & Son Ltd.	236	11,977
Bank OZK	1,280	59,597
Bank7 Corp.	800	32,544
BankUnited, Inc.	1,384	64,633
Banner Corp.	8,938	526,001
Barclays PLC, ADR	3,832	93,041
Beacon Financial Corp.	1,189	35,361
Blue Ridge Bankshares, Inc.	3,077	12,493
BNP Paribas SA, ADR	535	30,003
BOC Hong Kong Holdings Ltd., ADR	5	573
BOK Financial Corp.	99	12,446
BPER Banca SpA	80,000	1,126,715
Byline Bancorp, Inc.	27	842
CaixaBank SA, ADR	949	3,881
Canadian Imperial Bank of Commerce	2,287	230,896
Capitol Federal Financial, Inc.	391	2,807
Carter Bankshares, Inc.(1)	989	20,611
Cathay General Bancorp	6,326	314,465
Citigroup, Inc.	3,760	414,314
Citizens Financial Group, Inc.	858	51,643
City Holding Co.	300	35,991
Columbia Banking System, Inc.	1,636	46,544
Columbia Financial, Inc.(1)	12	215
Commerce Bancshares, Inc.	1,384	70,570
Commerzbank AG, ADR	160	6,522
Commonwealth Bank of Australia, ADR	1,078	134,006
Community Financial System, Inc.	514	31,123
Credit Agricole SA, ADR	3,970	43,829
Cullen/Frost Bankers, Inc.	164	22,668
Customers Bancorp, Inc.(1)	21	1,416
Danske Bank AS, ADR	86	2,244
DBS Group Holdings Ltd., ADR	296	53,221
DNB Bank ASA, ADR	1,955	61,739
East West Bancorp, Inc.	930	101,789
Enterprise Financial Services Corp.	570	32,547
48

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Equity Bancshares, Inc., Class A	15	$673
Erste Group Bank AG, ADR	286	16,917
Fifth Third Bancorp	1,943	96,120
First BanCorp	4,563	96,416
First Bancorp/Southern Pines NC	1,215	69,000
First Busey Corp.	1,668	42,300
First Citizens BancShares, Inc., Class A	182	345,463
First Commonwealth Financial Corp.	3,820	66,965
First Community Bankshares, Inc.	38,382	1,501,888
First Financial Bancorp	352	9,881
First Financial Bankshares, Inc.	13	402
First Horizon Corp.	9,508	226,195
First Interstate BancSystem, Inc., Class A	1,702	58,906
First Merchants Corp.	1,339	52,328
Flagstar Bank NA	356	4,518
FNB Corp.	372	6,320
Fulton Financial Corp.	3,668	75,011
German American Bancorp, Inc.	500	20,670
Glacier Bancorp, Inc.	12,281	558,663
Great Southern Bancorp, Inc.	280	17,228
Hancock Whitney Corp.	459	30,207
Hanmi Financial Corp.	4	104
HDFC Bank Ltd., ADR	17,800	566,930
Heritage Commerce Corp.	162	2,014
Hilltop Holdings, Inc.	1,420	53,151
Home BancShares, Inc.	3,452	94,792
HomeTrust Bancshares, Inc.	380	16,013
HSBC Holdings PLC, ADR	1,677	156,229
Huntington Bancshares, Inc.	3,658	61,454
ICICI Bank Ltd., ADR	243	7,414
Independent Bank Corp.	26	2,030
ING Groep NV, ADR	859	24,713
International Bancshares Corp.	1,430	95,967
Intesa Sanpaolo SpA, ADR	6,484	266,168
JPMorgan Chase & Co.	56,238	16,888,271
KB Financial Group, Inc., ADR	349	38,390
KBC Group NV, ADR	712	47,985
KeyCorp	3,738	77,526
Lakeland Financial Corp.	1,288	74,820
LINKBANCORP, Inc.	54	467
Lion Finance Group PLC	1,491	232,809
Lloyds Banking Group PLC, ADR	5,050	28,028
M&T Bank Corp.	115	24,953
Mechanics Bancorp	990	14,117
Metrocity Bankshares, Inc.	478	13,432
Midland States Bancorp, Inc.	51	1,129
Mitsubishi UFJ Financial Group, Inc., ADR	8,700	162,168
Mizuho Financial Group, Inc., ADR	9,792	86,855
National Australia Bank Ltd., ADR	12,293	215,250
National Bank Holdings Corp., Class A	90	3,599
NatWest Group PLC, ADR	4,931	81,855
Nordea Bank Abp, ADR	3,544	68,789
NU Holdings Ltd., Class A(1)	25,105	376,073
49

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
OFG Bancorp	4,259	$170,701
Origin Bancorp, Inc.	244	10,150
Pathward Financial, Inc.	10,382	942,582
Pinnacle Financial Partners, Inc.	800	72,608
PNC Financial Services Group, Inc.	2,466	523,655
Popular, Inc.	720	97,459
Preferred Bank	155	13,597
Provident Financial Services, Inc.	354	7,448
RBB Bancorp	1,314	28,251
Regions Financial Corp.	7,221	200,960
Renasant Corp.	169	6,363
Resona Holdings, Inc., ADR	16	387
Royal Bank of Canada	1,394	233,119
S&T Bancorp, Inc.	936	39,134
Seacoast Banking Corp. of Florida	18	560
ServisFirst Bancshares, Inc.	739	59,866
Shinhan Financial Group Co. Ltd., ADR	411	27,459
Simmons First National Corp., Class A	12,930	257,436
Societe Generale SA, ADR	4,839	84,150
Southside Bancshares, Inc.	13	407
Southstate Bank Corp.	1,030	101,630
SpareBank 1 Nord Norge	5,000	83,849
Standard Chartered PLC, ADR	72	3,594
Stock Yards Bancorp, Inc.	847	54,327
Sumitomo Mitsui Financial Group, Inc., ADR	6,244	140,115
Sumitomo Mitsui Trust Group, Inc., ADR	3,490	24,465
Svenska Handelsbanken AB, ADR	2,130	16,934
Swedbank AB, ADR	1,035	39,951
TBC Bank Group PLC	3,300	213,432
Texas Capital Bancshares, Inc.(1)	1,425	135,803
Third Coast Bancshares, Inc.(1)	16	634
Toronto-Dominion Bank	907	88,306
Towne Bank	801	27,442
Triumph Financial, Inc.(1)	2,770	154,732
Truist Financial Corp.	3,674	181,165
TrustCo Bank Corp.	3	130
U.S. Bancorp	33,012	1,804,436
UMB Financial Corp.	311	36,039
Unicaja Banco SA	85,400	270,249
UniCredit SpA, ADR	6,312	268,323
United Bankshares, Inc.	14,285	589,970
United Community Banks, Inc.	2,314	74,441
United Overseas Bank Ltd., ADR	494	28,731
Valley National Bancorp	318	4,010
Webster Financial Corp.	3,831	276,330
Wells Fargo & Co.	27,607	2,248,590
WesBanco, Inc.	671	23,398
Western Alliance Bancorp	944	75,822
Wintrust Financial Corp.	943	135,849
Woori Financial Group, Inc., ADR	666	49,990
WSFS Financial Corp.	1,525	96,853
Zions Bancorp NA	6,828	391,108
		42,913,631
50

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Beverages — 0.9%
Boston Beer Co., Inc., Class A(1)	10	$2,268
Brown-Forman Corp., Class A	19	558
Brown-Forman Corp., Class B	129	3,723
Carlsberg AS, ADR	549	17,074
Celsius Holdings, Inc.(1)	48	2,573
Coca-Cola Co.	12,184	993,727
Coca-Cola Consolidated, Inc.	2,260	457,424
Coca-Cola Europacific Partners PLC	423	46,712
Coca-Cola HBC AG, ADR(1)	311	20,100
Constellation Brands, Inc., Class A	17	2,684
Diageo PLC, ADR	590	52,805
Keurig Dr. Pepper, Inc.	5,583	169,053
MGP Ingredients, Inc.	9	171
Molson Coors Beverage Co., Class B	319	15,628
Monster Beverage Corp.(1)	1,261	107,563
National Beverage Corp.(1)	212	7,706
PepsiCo, Inc.	24,221	4,111,273
Suntory Beverage & Food Ltd., ADR	405	6,346
		6,017,388
Biotechnology — 1.3%
4D Molecular Therapeutics, Inc.(1)	2,361	22,807
AbbVie, Inc.	9,965	2,312,677
ACADIA Pharmaceuticals, Inc.(1)	163	4,003
Achieve Life Sciences, Inc.(1)	2,870	13,087
ADMA Biologics, Inc.(1)	10,717	166,864
Agios Pharmaceuticals, Inc.(1)	615	18,591
Alkermes PLC(1)	2,741	82,504
Alnylam Pharmaceuticals, Inc.(1)	246	81,898
ALX Oncology Holdings, Inc.(1)	1,632	3,444
Amgen, Inc.	3,051	1,184,276
Amicus Therapeutics, Inc. (1)	94	1,351
Apellis Pharmaceuticals, Inc.(1)	189	3,961
Arcellx, Inc.(1)	181	20,596
Arcus Biosciences, Inc.(1)	66	1,344
Ardelyx, Inc.(1)	1,419	9,294
Argenx SE, ADR(1)	31	23,775
Arrowhead Pharmaceuticals, Inc.(1)	73	4,619
ARS Pharmaceuticals, Inc.(1)	7,935	73,637
Atrium Therapeutics, Inc.(1)	201	2,962
Aurinia Pharmaceuticals, Inc.(1)	63	893
Biogen, Inc.(1)	229	43,927
Biohaven Ltd.(1)	67	772
BioMarin Pharmaceutical, Inc.(1)	8	494
BioNTech SE, ADR(1)	700	77,161
Bridgebio Pharma, Inc.(1)	6	399
CareDx, Inc.(1)	93	1,745
Compass Therapeutics, Inc.(1)	2,770	15,651
Cue Biopharma, Inc.(1)	324	91
Cytokinetics, Inc.(1)	979	60,913
Day One Biopharmaceuticals, Inc.(1)	122	1,293
Design Therapeutics, Inc.(1)	2,820	29,441
Emergent BioSolutions, Inc.(1)	2,858	23,293
51

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Enanta Pharmaceuticals, Inc.(1)	61	$872
Exact Sciences Corp.(1)	140	14,473
Exelixis, Inc.(1)	543	23,925
Genmab AS, ADR(1)	395	11,629
Gilead Sciences, Inc.	1,113	165,781
GRAIL, Inc.(1)	1,016	54,082
Grifols SA, ADR	652	5,933
Halozyme Therapeutics, Inc.(1)	9,698	674,302
Immunovant, Inc.(1)	21	582
Incyte Corp.(1)	122	12,355
Insmed, Inc.(1)	814	121,555
Intellia Therapeutics, Inc.(1)	17	234
Ionis Pharmaceuticals, Inc.(1)	144	11,686
Iovance Biotherapeutics, Inc.(1)	1,348	5,203
Ironwood Pharmaceuticals, Inc.(1)	72	246
Jade Biosciences, Inc.	5	74
Keros Therapeutics, Inc.(1)	11	156
Krystal Biotech, Inc.(1)	37	10,199
Madrigal Pharmaceuticals, Inc.(1)	155	66,960
Mineralys Therapeutics, Inc.(1)	39	1,141
Mirum Pharmaceuticals, Inc.(1)	8	738
Moderna, Inc.(1)	1,482	79,391
Myriad Genetics, Inc.(1)	1,763	8,127
Natera, Inc.(1)	3	624
Neurocrine Biosciences, Inc.(1)	55	7,274
Novavax, Inc.(1)	77	781
Olema Pharmaceuticals, Inc.(1)	1,759	42,568
OnKure Therapeutics, Inc., Class A(1)	504	1,366
Organogenesis Holdings, Inc.(1)	2,597	8,336
PMV Pharmaceuticals, Inc.(1)	4,716	8,017
Precigen, Inc.(1)(2)	3,000	11,370
Protagonist Therapeutics, Inc.(1)	27	2,486
Prothena Corp. PLC(1)	884	7,664
PTC Therapeutics, Inc.(1)	1,785	121,719
Recursion Pharmaceuticals, Inc., Class A(1)	986	3,619
Regeneron Pharmaceuticals, Inc.	3,814	2,981,289
Relay Therapeutics, Inc.(1)	3,544	36,361
Revolution Medicines, Inc.(1)	387	39,482
Roivant Sciences Ltd.(1)	538	15,570
Sana Biotechnology, Inc.(1)	191	804
Tenaya Therapeutics, Inc.(1)	3,673	2,064
TG Therapeutics, Inc.(1)	160	4,814
Travere Therapeutics, Inc.(1)	998	29,730
Twist Bioscience Corp.(1)	147	6,897
Ultragenyx Pharmaceutical, Inc.(1)	7	164
uniQure NV(1)	1,169	18,271
United Therapeutics Corp.(1)	130	65,507
Upstream Bio, Inc.(1)	937	7,196
UroGen Pharma Ltd.(1)	3,775	81,918
Vanda Pharmaceuticals, Inc.(1)	2,779	24,761
Vaxcyte, Inc.(1)	8	494
Veracyte, Inc.(1)	886	32,419
Verastem, Inc.(1)	107	612
52

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Vertex Pharmaceuticals, Inc.(1)	440	$218,605
Vir Biotechnology, Inc.(1)	101	918
Whitehawk Therapeutics, Inc.(1)	1,254	4,402
Xencor, Inc.(1)	32	409
		9,345,918
Broadline Retail — 1.5%
1stdibs.com, Inc.(1)	660	3,175
Amazon.com, Inc.(1)	35,563	7,468,230
Dillard's, Inc., Class A	3,268	1,969,918
eBay, Inc.	1,209	109,850
Etsy, Inc.(1)	9	494
Kohl's Corp.	33	540
Macy's, Inc.	3,873	76,608
MercadoLibre, Inc.(1)	563	989,517
Naspers Ltd., Class N, ADR	3,000	33,540
Pan Pacific International Holdings Corp., ADR	483	6,496
Prosus NV, ADR	3,769	38,595
Sea Ltd., ADR(1)	183	19,846
Vipshop Holdings Ltd., ADR	357	6,219
Wesfarmers Ltd., ADR	1,893	54,064
		10,777,092
Building Products — 0.9%
A.O. Smith Corp.	434	33,852
AAON, Inc.	2,694	272,633
Advanced Drainage Systems, Inc.	5	857
Allegion PLC	173	27,879
American Woodmark Corp.(1)	197	9,870
Apogee Enterprises, Inc.	1,343	53,478
Armstrong World Industries, Inc.	318	55,173
Assa Abloy AB, ADR	1,159	24,606
AZZ, Inc.	372	50,585
Builders FirstSource, Inc.(1)	438	45,679
Carlisle Cos., Inc.	98	38,687
Carrier Global Corp.	993	63,949
Cie de Saint-Gobain SA, ADR	767	15,578
CSW Industrials, Inc.	385	113,317
Daikin Industries Ltd., ADR	1,826	23,190
Fortune Brands Innovations, Inc.	81	4,401
Geberit AG, ADR	492	41,328
Gibraltar Industries, Inc.(1)	1,880	85,502
Griffon Corp.	1,572	133,997
Hayward Holdings, Inc.(1)	6	96
Insteel Industries, Inc.	374	13,943
JELD-WEN Holding, Inc.(1)	731	1,433
Johnson Controls International PLC	555	80,086
Kingspan Group PLC, ADR	183	18,245
Lennox International, Inc.	6,654	3,792,381
Masco Corp.	986	70,617
Masterbrand, Inc.(1)	107	1,083
Modine Manufacturing Co.(1)	22	4,999
Owens Corning	544	66,406
Resideo Technologies, Inc.(1)	88	3,406
Simpson Manufacturing Co., Inc.	2,042	395,270
53

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Tecnoglass, Inc.	260	$11,846
Trane Technologies PLC	544	251,502
Trex Co., Inc.(1)	392	16,237
UFP Industries, Inc.	4,571	470,402
Zurn Elkay Water Solutions Corp.	2,641	134,638
		6,427,151
Capital Markets — 3.3%
Acadian Asset Management, Inc.	53	2,855
Affiliated Managers Group, Inc.	296	90,629
Ameriprise Financial, Inc.	471	221,427
Ares Capital Corp.	2,040	37,985
Ares Management Corp., Class A	860	96,329
Artisan Partners Asset Management, Inc., Class A	425	17,119
Bank of New York Mellon Corp.	3,790	451,389
BGC Group, Inc., Class A	4,940	47,029
Blackrock, Inc.	1,566	1,665,018
Blackstone, Inc.	1,679	190,348
Brookfield Asset Management Ltd., Class A	12	561
Bure Equity AB	631	14,908
Carlyle Group, Inc.	514	26,723
Cboe Global Markets, Inc.	22	6,594
Charles Schwab Corp.	11,226	1,068,715
CME Group, Inc.	161	51,440
Cohen & Steers, Inc.	287	19,192
Coinbase Global, Inc., Class A(1)	414	72,802
Daiwa Securities Group, Inc., ADR	471	4,951
Deutsche Bank AG	1,927	68,254
Deutsche Boerse AG, ADR	1,727	47,233
DigitalBridge Group, Inc.	323	4,990
EFG International AG(1)	3,787	92,833
Euronext NV	400	66,087
Evercore, Inc., Class A	638	197,040
FactSet Research Systems, Inc.	8	1,734
Federated Hermes, Inc.	471	26,381
flatexDEGIRO SE	3,216	116,523
Franklin Resources, Inc.	149	3,954
Futu Holdings Ltd., ADR(1)	136	20,242
Georgia Capital PLC(1)	4,155	208,533
Goldman Sachs Group, Inc.	12,780	10,985,305
Hong Kong Exchanges & Clearing Ltd., ADR	939	50,640
Houlihan Lokey, Inc.	6,135	1,004,729
Interactive Brokers Group, Inc., Class A	64	4,556
Intercontinental Exchange, Inc.	1,921	315,294
Invesco Ltd.	3,922	102,992
Janus Henderson Group PLC	1,469	76,535
Japan Exchange Group, Inc., ADR	1,687	22,926
Jefferies Financial Group, Inc.	212	9,413
Julius Baer Group Ltd., ADR	1,901	32,165
KKR & Co., Inc.	8,268	724,938
Lazard, Inc.	16	810
London Stock Exchange Group PLC, ADR(1)	700	20,965
LPL Financial Holdings, Inc.	110	33,042
Macquarie Group Ltd., ADR	84	12,794
54

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Marex Group PLC	276	$11,995
MarketWise, Inc.	16	224
Moelis & Co., Class A	700	41,552
Moody's Corp.	76	36,297
Morgan Stanley	6,158	1,025,369
MSCI, Inc.	47	26,876
Nasdaq, Inc.	17,847	1,563,040
Northern Trust Corp.	404	57,808
Oppenheimer Holdings, Inc., Class A	527	45,475
Perella Weinberg Partners	3,591	66,469
Piper Sandler Cos.	844	249,444
PJT Partners, Inc., Class A	1,496	220,929
Raymond James Financial, Inc.	1,005	153,845
Robinhood Markets, Inc., Class A(1)	115	8,723
S&P Global, Inc.	267	117,982
Singapore Exchange Ltd., ADR	1,313	37,828
State Street Corp.	1,573	202,319
StepStone Group, Inc., Class A	16	690
Stifel Financial Corp.	2,709	200,601
StoneX Group, Inc.(1)	1,121	142,927
T. Rowe Price Group, Inc.	8	757
Tamburi Investment Partners SpA	8,300	93,136
TMX Group Ltd.	3,500	118,057
Tradeweb Markets, Inc., Class A	75	9,244
UBS Group AG	19,643	813,809
Virtu Financial, Inc., Class A	534	22,113
WisdomTree, Inc.(2)	2,966	50,748
		23,655,179
Chemicals — 1.0%
AdvanSix, Inc.	1,231	21,949
Air Liquide SA, ADR	2,626	110,292
Air Products & Chemicals, Inc.	562	154,927
Akzo Nobel NV, ADR	171	4,008
Albemarle Corp.	493	88,084
American Vanguard Corp.(1)	82	378
Avient Corp.	2,546	104,564
Balchem Corp.	605	109,765
BASF SE, ADR	1,825	26,298
Borregaard ASA	3,900	72,580
Cabot Corp.	2,034	154,869
CF Industries Holdings, Inc.	1,380	137,365
Chemours Co.	7,476	136,362
Corteva, Inc.	2,905	232,749
Covestro AG, ADR(1)	520	18,143
Dow, Inc.	276	8,482
DuPont de Nemours, Inc.	804	40,232
Eastman Chemical Co.	825	62,296
Ecolab, Inc.	6,704	2,067,178
Element Solutions, Inc.	125	4,386
FMC Corp.	191	2,815
Givaudan SA, ADR	510	40,979
Hawkins, Inc.	2	298
HB Fuller Co.	1,824	119,873
55

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Huntsman Corp.	233	$2,947
ICL Group Ltd.	1,550	7,440
Ingevity Corp.(1)	1,371	98,753
Innospec, Inc.	400	30,632
International Flavors & Fragrances, Inc.	14	1,151
Linde PLC	3,847	1,954,584
LyondellBasell Industries NV, Class A	63	3,624
Minerals Technologies, Inc.	1,770	124,997
Mosaic Co.	2,664	74,166
NewMarket Corp.	270	169,023
Nitto Denko Corp., ADR	498	11,559
Olin Corp.	74	1,877
PPG Industries, Inc.	864	106,505
PureCycle Technologies, Inc.(1)(2)	1,886	11,901
Quaker Chemical Corp.	389	57,195
RPM International, Inc.	41	4,679
Scotts Miracle-Gro Co.	204	14,305
Sensient Technologies Corp.	1,100	111,683
Sherwin-Williams Co.	133	48,224
Shin-Etsu Chemical Co. Ltd., ADR	2,466	48,432
Sika AG, ADR	1,121	23,205
Sociedad Quimica y Minera de Chile SA, ADR(1)	588	44,864
Solstice Advanced Materials, Inc.	1,178	92,485
Stepan Co.	286	14,555
Toray Industries, Inc., ADR	1,079	18,397
Trinseo PLC	178	41
Tronox Holdings PLC, Class A	2,509	18,767
Westlake Corp.	32	3,372
Yara International ASA, ADR	78	1,970
		6,820,205
Commercial Services and Supplies — 0.5%
ABM Industries, Inc.	501	22,294
Brady Corp., Class A	26	2,401
Brambles Ltd., ADR	881	31,355
BrightView Holdings, Inc.(1)	969	13,363
Brink's Co.	1,481	172,936
Casella Waste Systems, Inc., Class A(1)	1,959	182,500
Cintas Corp.	515	103,582
Cleanaway Waste Management Ltd.	41,834	75,862
Copart, Inc.(1)	54,974	2,093,960
CoreCivic, Inc.(1)	20	354
Dai Nippon Printing Co. Ltd., ADR	1,572	16,412
Deluxe Corp.	833	23,116
Element Fleet Management Corp.	3,700	88,129
Enviri Corp.(1)	2,119	40,113
GEO Group, Inc.(1)	542	8,152
Healthcare Services Group, Inc.(1)	69	1,502
HNI Corp.	281	12,634
Interface, Inc.	50	1,574
MSA Safety, Inc.	56	10,943
OPENLANE, Inc.(1)	51	1,454
Pitney Bowes, Inc.	1,027	11,020
RB Global, Inc.	22	2,221
56

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Republic Services, Inc.	632	$144,728
Rollins, Inc.	569	34,646
Tetra Tech, Inc.	3,606	129,239
UniFirst Corp.	415	97,450
Veralto Corp.	243	23,675
Vestis Corp.(1)	189	1,487
Waste Connections, Inc.	22	3,787
Waste Management, Inc.	645	155,342
		3,506,231
Communications Equipment — 1.5%
Arista Networks, Inc.(1)	37,763	5,041,360
Calix, Inc.(1)	37	1,915
Ciena Corp.(1)	534	186,206
Cisco Systems, Inc.	39,575	3,144,630
Comtech Telecommunications Corp.(1)	564	2,831
Digi International, Inc.(1)	5	244
Extreme Networks, Inc.(1)	67	937
F5, Inc.(1)	169	45,860
Harmonic, Inc.(1)	2,995	31,837
Lumentum Holdings, Inc.(1)	10	7,009
Motorola Solutions, Inc.	2,145	1,034,448
NETGEAR, Inc.(1)	556	11,465
NetScout Systems, Inc.(1)	285	8,325
Nokia OYJ, ADR	9,209	71,093
Telefonaktiebolaget LM Ericsson, ADR	2,513	29,151
Ubiquiti, Inc.	788	604,388
Viasat, Inc.(1)	613	28,063
Viavi Solutions, Inc.(1)	3,844	114,205
		10,363,967
Construction and Engineering — 1.8%
ACS Actividades de Construccion y Servicios SA, ADR	537	13,876
AECOM	819	80,246
API Group Corp.(1)	54	2,401
Arcosa, Inc.	2,573	276,546
Argan, Inc.	110	49,638
Bouygues SA, ADR	616	7,608
Comfort Systems USA, Inc.	2,652	3,790,689
Dycom Industries, Inc.(1)	1,494	627,510
EMCOR Group, Inc.	4,133	2,994,854
Everus Construction Group, Inc.(1)	923	111,563
Ferrovial SE	25	1,860
Fluor Corp.(1)	485	25,370
Granite Construction, Inc.	456	61,314
HOCHTIEF AG	1,100	530,598
IES Holdings, Inc.(1)	3,593	1,779,793
Limbach Holdings, Inc.(1)	151	13,804
MasTec, Inc.(1)	115	34,272
MYR Group, Inc.(1)	405	109,334
Primoris Services Corp.	430	64,810
Quanta Services, Inc.	3,567	2,008,506
Sterling Infrastructure, Inc.(1)	9	3,853
Valmont Industries, Inc.	467	214,787
Vinci SA, ADR	664	27,529
57

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
WillScot Holdings Corp.	989	$21,372
		12,852,133
Construction Materials — 0.1%
Cementir Holding NV	3,500	65,876
CRH PLC	799	95,864
Eagle Materials, Inc.	84	18,799
Heidelberg Materials AG, ADR	1,167	52,118
James Hardie Industries PLC(1)	980	23,863
Martin Marietta Materials, Inc.	179	121,106
Vulcan Materials Co.	54	16,740
		394,366
Consumer Finance — 0.7%
Ally Financial, Inc.	451	17,787
American Express Co.	1,642	507,214
Bread Financial Holdings, Inc.	224	15,873
Capital One Financial Corp.	12,438	2,433,370
Encore Capital Group, Inc.(1)	154	10,517
Enova International, Inc.(1)	4,796	666,884
EZCORP, Inc., Class A(1)	4,015	106,518
FirstCash Holdings, Inc.	1,726	332,756
Humm Group Ltd.	63,583	31,621
LendingClub Corp.(1)	1,003	14,955
LendingTree, Inc.(1)	1,258	47,012
Navient Corp.	9,780	85,966
Nelnet, Inc., Class A	1,872	242,349
OneMain Holdings, Inc.	23	1,265
PRA Group, Inc.(1)	43	677
Regional Management Corp.	22	700
SLM Corp.	1,389	26,030
SoFi Technologies, Inc.(1)	224	3,978
Synchrony Financial	1,100	76,021
World Acceptance Corp.(1)	230	31,022
		4,652,515
Consumer Staples Distribution & Retail — 1.1%
Aeon Co. Ltd., ADR	2,448	35,618
Andersons, Inc.	24	1,567
BJ's Wholesale Club Holdings, Inc.(1)	199	19,659
Carrefour SA, ADR	1,282	4,833
Casey's General Stores, Inc.	9	6,170
Chefs' Warehouse, Inc.(1)	5	357
Costco Wholesale Corp.	4,049	4,092,689
Dollar General Corp.	65	10,156
Dollar Tree, Inc.(1)	108	13,660
Ingles Markets, Inc., Class A	1,221	103,907
J Sainsbury PLC, ADR	344	6,557
Jeronimo Martins SGPS SA, ADR	98	5,191
Koninklijke Ahold Delhaize NV, ADR	1,009	49,734
Kroger Co.	5,440	371,226
Maplebear, Inc.(1)	10,277	385,490
Performance Food Group Co.(1)	425	41,250
PriceSmart, Inc.	252	38,964
Seven & i Holdings Co. Ltd., ADR	2,018	28,292
Sprouts Farmers Market, Inc.(1)	195	14,405
58

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Sysco Corp.	579	$52,782
Target Corp.	1,022	116,293
Tesco PLC, ADR	1,606	31,108
U.S. Foods Holding Corp.(1)	728	70,332
United Natural Foods, Inc.(1)	1,668	63,734
Wal-Mart de Mexico SAB de CV, ADR	79	2,567
Walmart, Inc.	17,608	2,252,944
Weis Markets, Inc.	408	27,646
		7,847,131
Containers and Packaging — 0.0%
Amcor PLC	10	484
Avery Dennison Corp.	145	28,471
Ball Corp.	203	13,627
Graphic Packaging Holding Co.	875	10,701
International Paper Co.	354	15,417
Myers Industries, Inc.	54	1,208
Packaging Corp. of America	65	15,089
Sealed Air Corp.	68	2,848
Silgan Holdings, Inc.	378	18,163
Smurfit Westrock PLC	47	2,210
Sonoco Products Co.	18	1,016
		109,234
Distributors — 0.0%
Genuine Parts Co.	1,182	140,965
LKQ Corp.	1,096	36,289
Pool Corp.	166	37,712
		214,966
Diversified Consumer Services — 0.1%
ADT, Inc.	311	2,494
Carriage Services, Inc.	250	11,518
Coursera, Inc.(1)	147	942
Covista, Inc.(1)	556	54,488
Driven Brands Holdings, Inc.(1)	21	231
Frontdoor, Inc.(1)	126	8,640
Grand Canyon Education, Inc.(1)	1,758	279,645
H&R Block, Inc.	561	17,178
Liberty Live Holdings, Inc., Class C(1)	76	7,573
Matthews International Corp., Class A	33	872
Pearson PLC, ADR	2,005	25,864
Perdoceo Education Corp.	3,086	102,918
Stride, Inc.(1)	3,391	286,133
		798,496
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	3,889	108,931
Cellnex Telecom SA, ADR	330	6,257
Cogent Communications Holdings, Inc.	1,582	29,678
Comcast Corp., Class A	8,160	252,634
Deutsche Telekom AG, ADR	1,188	47,853
Iridium Communications, Inc.	5,713	136,826
Koninklijke KPN NV, ADR	14,988	84,233
Liberty Global Ltd., Class A(1)	14	178
Liberty Global Ltd., Class C(1)	732	9,004
Liberty Latin America Ltd., Class A(1)	1,113	8,726
59

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Liberty Latin America Ltd., Class C(1)	1,111	$8,821
Lumen Technologies, Inc.(1)	209	1,486
NTT, Inc., ADR	527	12,853
Orange SA, ADR	151	3,230
Singapore Telecommunications Ltd., ADR	866	34,467
Swisscom AG, ADR	124	11,616
Telecom Italia SpA, ADR(1)	2,541	19,155
Telefonica SA, ADR	2,303	10,340
Telenor ASA, ADR	712	13,222
Telia Co. AB, ADR	2,156	22,099
Telstra Group Ltd., ADR	1,520	28,713
TELUS Corp.	5,600	76,944
Verizon Communications, Inc.	27,099	1,358,744
		2,286,010
Electric Utilities — 0.5%
Alliant Energy Corp.	54	3,906
American Electric Power Co., Inc.	935	125,122
Cia Energetica de Minas Gerais, ADR	13,321	31,571
CLP Holdings Ltd., ADR	816	7,768
Constellation Energy Corp.	1,339	441,709
Duke Energy Corp.	2,079	272,037
Edison International	38	2,840
EDP SA, ADR	156	8,335
Endesa SA, ADR	1,298	26,492
Enel SpA, ADR	3,268	39,183
Entergy Corp.	592	63,409
Evergy, Inc.	132	11,043
Eversource Energy	70	5,335
Exelon Corp.	3,843	190,113
FirstEnergy Corp.	326	16,678
Hawaiian Electric Industries, Inc.(1)	45	697
Iberdrola SA, ADR	1,068	100,926
IDACORP, Inc.	187	26,923
MGE Energy, Inc.	779	63,894
NextEra Energy, Inc.	10,382	973,520
NRG Energy, Inc.	1,160	207,594
OGE Energy Corp.	129	6,339
Otter Tail Corp.	1,400	119,140
PG&E Corp.	2,004	38,076
Pinnacle West Capital Corp.	690	69,207
Portland General Electric Co.	480	25,901
PPL Corp.	257	10,018
Redeia Corp. SA, ADR	2,894	26,191
Southern Co.	1,388	135,164
SSE PLC, ADR	935	34,315
Terna - Rete Elettrica Nazionale, ADR	831	29,968
TXNM Energy, Inc.	2,619	154,573
Xcel Energy, Inc.	1,898	158,217
		3,426,204
Electrical Equipment — 0.5%
ABB Ltd., ADR	815	75,624
Accelleron Industries AG	1,582	149,228
Accelleron Industries AG, ADR	39	3,648
60

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Acuity, Inc.	382	$115,207
AMETEK, Inc.	76	18,181
Eaton Corp. PLC	1,018	382,687
Emerson Electric Co.	8,154	1,229,215
EnerSys	1,630	270,824
Fuji Electric Co. Ltd., ADR	28	621
GE Vernova, Inc.	381	332,842
Generac Holdings, Inc.(1)	37	8,339
Hubbell, Inc.	14	7,163
Legrand SA, ADR	1,585	57,377
Mitsubishi Electric Corp., ADR	915	69,714
Nexans SA	701	100,700
Nextpower, Inc., Class A(1)	158	16,606
NKT AS(1)	2,951	381,435
NuScale Power Corp.(1)	7,083	91,017
nVent Electric PLC	289	34,206
Plug Power, Inc.(1)	474	848
Powell Industries, Inc.	2	1,047
Preformed Line Products Co.	50	12,682
Prysmian SpA, ADR	957	57,506
Regal Rexnord Corp.	584	129,052
Rockwell Automation, Inc.	49	19,965
Schneider Electric SE, ADR	1,057	68,927
Sensata Technologies Holding PLC	44	1,643
Shoals Technologies Group, Inc., Class A(1)	1,442	8,551
Siemens Energy AG, ADR(1)	304	59,237
Sunrun, Inc.(1)	98	1,299
Vertiv Holdings Co., Class A	343	87,427
Vestas Wind Systems AS, ADR	5,744	48,537
Vicor Corp.(1)	4	806
		3,842,161
Electronic Equipment, Instruments and Components — 1.6%
Advanced Energy Industries, Inc.	2,580	865,771
Aeva Technologies, Inc.(1)	200	2,652
Amphenol Corp., Class A	919	134,229
Arlo Technologies, Inc.(1)	14	220
Arrow Electronics, Inc.(1)	45	6,847
Avnet, Inc.	3,371	221,947
Badger Meter, Inc.	712	108,530
Bel Fuse, Inc., Class B	50	11,486
Belden, Inc.	1,572	225,268
CDW Corp.	127	15,575
Celestica, Inc.(1)	1,102	305,948
Cognex Corp.	26	1,414
Coherent Corp.(1)	2,617	677,620
Corning, Inc.	4,766	716,711
Crane NXT Co.	1,550	74,850
CTS Corp.	1,102	58,031
Daiwabo Holdings Co. Ltd.	4,500	92,069
ePlus, Inc.	3,443	277,712
Fabrinet(1)	1,351	737,146
Halma PLC, ADR	11	1,260
Hexagon AB, ADR	2,651	29,917
61

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Insight Enterprises, Inc.(1)	2,374	$198,371
IPG Photonics Corp.(1)	91	11,973
Jabil, Inc.	15,579	4,128,279
Jeol Ltd.	500	21,980
Keysight Technologies, Inc.(1)	1,483	455,770
Kimball Electronics, Inc.(1)	847	21,167
Knowles Corp.(1)	1,941	52,737
Kyocera Corp., ADR	111	1,964
Lightwave Logic, Inc.(1)	1,949	8,595
Littelfuse, Inc.	7	2,467
Luna Innovations, Inc.(1)	214	320
Maruwa Co. Ltd.	200	78,250
Murata Manufacturing Co. Ltd., ADR	177	2,317
Mycronic AB	2,180	49,411
Novanta, Inc.(1)	928	124,751
OSI Systems, Inc.(1)	391	111,513
PC Connection, Inc.	64	3,901
Plexus Corp.(1)	1,425	276,635
Ralliant Corp.	137	6,287
Rogers Corp.(1)	498	53,699
Sanmina Corp.(1)	4,784	742,764
ScanSource, Inc.(1)	4	147
SmartRent, Inc.(1)	592	900
TD SYNNEX Corp.	37	5,802
TDK Corp., ADR	1,845	28,616
TE Connectivity PLC	369	84,925
Teledyne Technologies, Inc.(1)	369	251,326
TTM Technologies, Inc.(1)	129	13,447
Vishay Intertechnology, Inc.	5,182	97,007
Vishay Precision Group, Inc.(1)	105	4,837
Vontier Corp.	24	982
Zebra Technologies Corp., Class A(1)	42	9,406
		11,415,749
Energy Equipment and Services — 0.4%
Aker Solutions ASA	71,935	311,982
Archrock, Inc.	3,356	118,567
Baker Hughes Co.	6,583	429,607
Bristow Group, Inc.(1)	276	13,165
Cactus, Inc., Class A	33	1,782
Core Laboratories, Inc.	7	123
Halliburton Co.	1,975	71,100
Helmerich & Payne, Inc.	42	1,479
Innovex International, Inc.(1)	12	316
Liberty Energy, Inc., Class A	22	618
Mattr Corp.(1)	17,400	108,937
NOV, Inc.	204	4,133
Oceaneering International, Inc.(1)	34	1,207
Oil States International, Inc.(1)	2,761	36,142
Patterson-UTI Energy, Inc.	7,211	61,366
SLB Ltd.	3,560	182,770
Subsea 7 SA	29,000	841,231
Technip Energies NV, ADR	8,500	366,605
TechnipFMC PLC	1,012	67,106
62

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Tenaris SA, ADR	572	$31,117
Tidewater, Inc.(1)	4,450	353,419
Transocean Ltd.(1)	814	5,275
Weatherford International PLC	6	633
		3,008,680
Entertainment — 1.0%
Atlanta Braves Holdings, Inc., Class A(1)	789	38,195
Atlanta Braves Holdings, Inc., Class C(1)	903	39,470
Cinemark Holdings, Inc.	36	1,017
Electronic Arts, Inc.	551	110,514
IMAX Corp.(1)	942	40,346
Liberty Media Corp.-Liberty Formula One, Class A(1)	7	591
Liberty Media Corp.-Liberty Formula One, Class C(1)	94	8,609
Lionsgate Studios Corp.(1)	23	207
Live Nation Entertainment, Inc.(1)	412	66,802
Madison Square Garden Entertainment Corp.(1)	397	25,067
Madison Square Garden Sports Corp.(1)	361	119,729
Marcus Corp.	664	11,175
NetEase, Inc., ADR	170	19,545
Netflix, Inc.(1)	37,359	3,595,430
Nexon Co. Ltd., ADR	35	744
Nintendo Co. Ltd., ADR	3,283	46,159
Playtika Holding Corp.	80	247
ROBLOX Corp., Class A(1)	874	60,009
Roku, Inc.(1)	181	17,812
Sphere Entertainment Co.(1)	397	47,247
Spotify Technology SA(1)	904	465,506
Starz Entertainment Corp.(1)	1	11
Take-Two Interactive Software, Inc.(1)	395	83,535
TKO Group Holdings, Inc.	1,925	430,950
Walt Disney Co.	18,537	1,965,663
Warner Bros Discovery, Inc.(1)	2,039	57,439
		7,252,019
Financial Services — 2.8%
Acacia Research Corp.(1)	208	871
Adyen NV, ADR(1)	1,085	12,608
Affirm Holdings, Inc.(1)	1,629	76,530
Apollo Global Management, Inc.	69	7,217
Berkshire Hathaway, Inc., Class B(1)	20,781	10,493,366
Block, Inc.(1)	7	446
Cannae Holdings, Inc.	800	9,760
Cantaloupe, Inc.(1)	1,472	15,368
Corpay, Inc.(1)	100	32,510
Equitable Holdings, Inc.	1,500	60,330
Essent Group Ltd.	28	1,703
Euronet Worldwide, Inc.(1)	43	2,991
EVERTEC, Inc.	459	12,994
Federal Agricultural Mortgage Corp., Class C	1,846	291,040
Fidelity National Information Services, Inc.	205	10,447
Fiserv, Inc.(1)	1,403	87,393
Flywire Corp.(1)	67	825
Global Payments, Inc.	534	40,830
HA Sustainable Infrastructure Capital, Inc.	808	29,508
63

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Jack Henry & Associates, Inc.	684	$111,123
Jackson Financial, Inc., Class A	547	59,886
Marqeta, Inc., Class A(1)	2,045	7,853
Mastercard, Inc., Class A	1,788	924,771
MGIC Investment Corp.	10,565	280,289
NCR Atleos Corp.(1)	872	38,612
NMI Holdings, Inc., Class A(1)	1,904	74,846
ORIX Corp., ADR	1,178	41,878
Pagseguro Digital Ltd., Class A	820	8,700
Paragon Banking Group PLC	11,270	129,770
Payoneer Global, Inc.(1)	476	2,056
PayPal Holdings, Inc.	2,802	129,480
Paysafe Ltd.(1)	115	720
PennyMac Financial Services, Inc.	1,747	160,602
Radian Group, Inc.	4,986	172,117
Remitly Global, Inc.(1)	1,738	29,025
Rocket Cos., Inc., Class A	18,085	328,966
Sony Financial Group, Inc., ADR(1)	118	597
StoneCo Ltd., A Shares(1)	2,275	38,220
Toast, Inc., Class A(1)	9,599	262,149
Visa, Inc., Class A	18,365	5,879,371
Voya Financial, Inc.	1,626	108,747
Walker & Dunlop, Inc.	2,512	115,577
Western Union Co.	2,314	22,284
WEX, Inc.(1)	266	39,685
		20,154,061
Food Products — 0.4%
Ajinomoto Co., Inc., ADR	372	11,789
Alico, Inc.	300	12,384
Archer-Daniels-Midland Co.	4,072	281,131
Associated British Foods PLC, ADR	265	7,053
B&G Foods, Inc.	541	2,873
Barry Callebaut AG, ADR	1,095	20,575
Beyond Meat, Inc.(1)	80	76
Bunge Global SA	1,259	151,898
Campbell's Co.	81	2,183
Chocoladefabriken Lindt & Spruengli AG	1	164,725
Chocoladefabriken Lindt & Spruengli AG, Participation Certificate	9	148,587
Conagra Brands, Inc.	202	3,888
Danone SA, ADR	3,065	52,565
Darling Ingredients, Inc.(1)	1,313	69,799
Flowers Foods, Inc.	67	662
Fresh Del Monte Produce, Inc.	330	14,167
Freshpet, Inc.(1)	388	32,767
General Mills, Inc.	647	29,264
Hershey Co.	656	155,000
Ingredion, Inc.	1,091	128,149
J&J Snack Foods Corp.	392	34,127
J.M. Smucker Co.	18	2,087
JDE Peet's NV, ADR	610	11,174
John B Sanfilippo & Son, Inc.	103	8,509
Kerry Group PLC, ADR	100	8,875
Kraft Heinz Co.	623	15,332
64

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Lamb Weston Holdings, Inc.	60	$2,891
Limoneira Co.	910	12,822
Magnum Ice Cream Co. NV(1)	1,038	16,473
Mama's Creations, Inc.(1)	115	1,971
McCormick & Co., Inc.	56	3,978
Mondelez International, Inc., Class A	2,695	165,958
Mowi ASA, ADR	366	8,648
Nestle SA, ADR	3,423	373,244
Pilgrim's Pride Corp.	784	33,837
Post Holdings, Inc.(1)	21	2,232
Premium Brands Holdings Corp.	12,838	993,533
Simply Good Foods Co.(1)	750	12,795
SunOpta, Inc.(1)	1,842	11,936
Tootsie Roll Industries, Inc.	2	84
Tyson Foods, Inc., Class A	18	1,170
WH Group Ltd., ADR	1,293	32,523
		3,043,734
Gas Utilities — 0.1%
Atmos Energy Corp.	90	16,811
Brookfield Infrastructure Corp., Class A	344	17,159
Chesapeake Utilities Corp.	641	87,157
MDU Resources Group, Inc.	2,529	52,300
National Fuel Gas Co.	595	54,163
New Jersey Resources Corp.	2,059	111,680
Northwest Natural Holding Co.	845	44,819
ONE Gas, Inc.	1,827	159,753
Snam SpA, ADR	1,212	18,868
Southwest Gas Holdings, Inc.	1,118	98,574
Spire, Inc.	122	11,176
UGI Corp.	1,742	65,168
		737,628
Ground Transportation — 0.6%
ArcBest Corp.	1,726	177,191
Canadian National Railway Co.	10,000	1,121,900
Canadian Pacific Kansas City Ltd.	138	12,087
Central Japan Railway Co., ADR	772	11,357
CSX Corp.	10,791	460,668
East Japan Railway Co., ADR	709	8,700
Grab Holdings Ltd., Class A(1)	2,813	11,871
Heartland Express, Inc.	76	838
Hertz Global Holdings, Inc.(1)	127	577
JB Hunt Transport Services, Inc.	101	23,574
Knight-Swift Transportation Holdings, Inc.	123	7,739
Landstar System, Inc.	50	8,148
Lyft, Inc., Class A(1)	1,925	26,642
Marten Transport Ltd.	1,698	23,076
Norfolk Southern Corp.	683	214,967
Old Dominion Freight Line, Inc.	237	48,123
RXO, Inc.(1)	123	1,963
Ryder System, Inc.	9	1,994
Saia, Inc.(1)	116	47,025
Schneider National, Inc., Class B	24	681
Uber Technologies, Inc.(1)	1,279	96,462
65

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Union Pacific Corp.	5,749	$1,523,370
Werner Enterprises, Inc.	320	11,229
XPO, Inc.(1)	258	54,301
		3,894,483
Health Care Equipment and Supplies — 0.7%
Abbott Laboratories	8,604	1,001,075
Alcon AG	398	34,698
Align Technology, Inc.(1)	137	26,044
Ambu AS, Class B	1,370	17,363
Artivion, Inc.(1)	29	1,117
AtriCure, Inc.(1)	430	13,442
Axogen, Inc.(1)	2,654	84,211
Baxter International, Inc.	203	4,135
Becton Dickinson & Co.	160	28,237
Beta Bionics, Inc.(1)	28	354
Boston Scientific Corp.(1)	2,825	217,101
Coloplast AS, ADR	3,510	27,062
CONMED Corp.	1,362	62,652
Dentsply Sirona, Inc.	149	2,187
Edwards Lifesciences Corp.(1)	391	33,810
El.En. SpA	3,800	63,429
Embecta Corp.	9	92
Enovis Corp.(1)	8	204
Envista Holdings Corp.(1)	994	29,035
EssilorLuxottica SA, ADR	442	58,786
GE HealthCare Technologies, Inc.	200	16,854
Getinge AB, ADR	474	10,736
Glaukos Corp.(1)	153	18,421
Globus Medical, Inc., Class A(1)	1,337	127,630
Haemonetics Corp.(1)	2,627	166,342
Hologic, Inc.(1)	229	17,257
Hoya Corp., ADR	246	44,319
ICU Medical, Inc.(1)	310	46,680
IDEXX Laboratories, Inc.(1)	230	151,048
Inogen, Inc.(1)	7,360	44,896
Inspire Medical Systems, Inc.(1)	3	194
Insulet Corp.(1)	63	15,536
Integer Holdings Corp.(1)	1,608	139,381
Intuitive Surgical, Inc.(1)	925	465,747
IRhythm Holdings, Inc.(1)	254	33,973
Koninklijke Philips NV, NY Shares	893	28,576
Lantheus Holdings, Inc.(1)	266	19,926
Masimo Corp.(1)	214	37,525
Medtronic PLC	323	31,544
Merit Medical Systems, Inc.(1)	3,216	248,211
Omnicell, Inc.(1)	777	31,935
Orthofix Medical, Inc.(1)	24	325
OrthoPediatrics Corp.(1)	519	9,949
Outset Medical, Inc.(1)	208	726
QuidelOrtho Corp.(1)	136	3,093
ResMed, Inc.	337	86,360
Siemens Healthineers AG, ADR	712	17,693
Sight Sciences, Inc.(1)	384	1,981
66

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Smith & Nephew PLC, ADR	358	$13,210
Solventum Corp.(1)	281	20,850
Sonova Holding AG	604	157,466
Sonova Holding AG, ADR	116	6,041
STAAR Surgical Co.(1)	2,266	45,093
STERIS PLC	972	245,284
Straumann Holding AG, ADR	289	3,468
Stryker Corp.	2,333	903,944
Tactile Systems Technology, Inc.(1)	475	13,913
Tandem Diabetes Care, Inc.(1)	390	9,867
Terumo Corp., ADR	625	8,406
TransMedics Group, Inc.(1)	11	1,598
Utah Medical Products, Inc.	14	933
Varex Imaging Corp.(1)	59	777
Zimmer Biomet Holdings, Inc.	303	29,827
		4,982,569
Health Care Providers and Services — 0.9%
Acadia Healthcare Co., Inc.(1)	10	234
AMN Healthcare Services, Inc.(1)	1,289	25,110
BrightSpring Health Services, Inc.(1)	58	2,403
Brookdale Senior Living, Inc.(1)	122	1,867
Cardinal Health, Inc.	385	88,253
Castle Biosciences, Inc.(1)	21	621
Cencora, Inc.	558	207,654
Centene Corp.(1)	889	39,898
Cigna Group	7,458	2,161,478
Concentra Group Holdings Parent, Inc.	1,947	46,650
CorVel Corp.(1)	855	44,101
Cross Country Healthcare, Inc.(1)	560	4,872
CVS Health Corp.	1,432	114,417
DaVita, Inc.(1)	152	23,758
Elevance Health, Inc.	561	179,520
Encompass Health Corp.	87	9,386
Enhabit, Inc.(1)	55	748
Ensign Group, Inc.	1,970	421,915
Fresenius SE & Co. KGaA, ADR	902	13,620
Fulgent Genetics, Inc.(1)	23	353
Guardant Health, Inc.(1)	80	7,512
HCA Healthcare, Inc.	481	254,786
HealthEquity, Inc.(1)	421	32,202
Henry Schein, Inc.(1)	382	31,473
Hims & Hers Health, Inc.(1)	168	2,439
Humana, Inc.	206	39,251
Labcorp Holdings, Inc.	413	119,407
McKesson Corp.	900	888,633
Molina Healthcare, Inc.(1)	196	30,194
National HealthCare Corp.	162	26,487
NeoGenomics, Inc.(1)	27	265
Option Care Health, Inc.(1)	129	4,187
Pediatrix Medical Group, Inc.(1)	204	4,049
Pennant Group, Inc.(1)	450	15,169
Privia Health Group, Inc.(1)	10	237
Progyny, Inc.(1)	868	15,355
67

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Quest Diagnostics, Inc.	600	$127,146
Quipt Home Medical Corp.(1)	157	570
RadNet, Inc.(1)	591	41,258
Select Medical Holdings Corp.	2,413	36,123
Surgery Partners, Inc.(1)	376	5,828
Tenet Healthcare Corp.(1)	441	105,571
U.S. Physical Therapy, Inc.	360	29,866
UnitedHealth Group, Inc.	2,731	800,920
Universal Health Services, Inc., Class B	309	63,685
		6,069,471
Health Care REITs — 0.0%
Alexandria Real Estate Equities, Inc.	11	595
CareTrust REIT, Inc.	39	1,584
Healthcare Realty Trust, Inc.	18	332
Healthpeak Properties, Inc.	16	283
Medical Properties Trust, Inc.	228	1,313
Omega Healthcare Investors, Inc.	509	24,569
Ventas, Inc.	44	3,791
Welltower, Inc.	679	140,635
		173,102
Health Care Technology — 0.0%
Certara, Inc.(1)	497	3,519
M3, Inc., ADR	84	455
OneMedNet Corp.(1)	909	927
Schrodinger, Inc.(1)	15	181
Simulations Plus, Inc.(1)	164	2,006
Teladoc Health, Inc.(1)	1,938	10,194
Veeva Systems, Inc., Class A(1)	1,129	205,489
		222,771
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	313	6,132
Hotels, Restaurants and Leisure — 2.9%
Airbnb, Inc., Class A(1)	3,287	444,107
Amadeus IT Group SA, ADR	217	13,463
Aramark	985	41,222
Booking Holdings, Inc.	194	822,434
Boyd Gaming Corp.	1,011	84,146
Brightstar Lottery PLC	469	6,360
Brinker International, Inc.(1)	1,741	258,016
Carnival Corp.	1,856	58,557
Century Casinos, Inc.(1)	667	1,121
Cheesecake Factory, Inc.	1,196	77,477
Chipotle Mexican Grill, Inc.(1)	984	36,624
Choice Hotels International, Inc.	114	12,010
Churchill Downs, Inc.	8,385	770,833
Compass Group PLC, ADR	987	30,321
Cracker Barrel Old Country Store, Inc.	210	6,871
Darden Restaurants, Inc.	175	37,424
Dave & Buster's Entertainment, Inc.(1)	471	6,933
Domino's Pizza, Inc.	3,633	1,462,319
DoorDash, Inc., Class A(1)	2,267	400,057
DraftKings, Inc., Class A(1)	201	4,792
Dutch Bros, Inc., Class A(1)	760	40,744
68

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Entain PLC, ADR	137	$1,054
Expedia Group, Inc.	635	136,963
First Watch Restaurant Group, Inc.(1)	37	461
Flutter Entertainment PLC(1)	76	8,067
Galaxy Entertainment Group Ltd., ADR	49	1,302
Global Business Travel Group I(1)	47	257
Hilton Grand Vacations, Inc.(1)	1,917	86,188
Hilton Worldwide Holdings, Inc.	6	1,871
Hyatt Hotels Corp., Class A	3,447	556,690
InterContinental Hotels Group PLC, ADR	4	556
Jack in the Box, Inc.	8	135
Las Vegas Sands Corp.	50	2,836
MakeMyTrip Ltd.(1)	1,432	80,865
Marriott International, Inc., Class A	28,805	9,843,533
Marriott Vacations Worldwide Corp.	33	2,145
McDonald's Corp.	3,238	1,104,352
MGM Resorts International(1)	256	9,436
Monarch Casino & Resort, Inc.	11	1,057
Norwegian Cruise Line Holdings Ltd.(1)	592	14,676
Papa John's International, Inc.	793	24,861
Penn Entertainment, Inc.(1)	593	9,275
Pursuit Attractions & Hospitality, Inc.(1)	68	2,364
Red Rock Resorts, Inc., Class A	775	46,926
Round One Corp.	10,500	72,234
Royal Caribbean Cruises Ltd.	518	161,077
Sands China Ltd., ADR	25	562
Shake Shack, Inc., Class A(1)	5	480
Starbucks Corp.	8,674	850,225
Texas Roadhouse, Inc.	9,496	1,736,533
Toridoll Holdings Corp.	3,600	98,338
Travel & Leisure Co.	776	57,191
Vail Resorts, Inc.	29	3,938
Viking Holdings Ltd.(1)	10	780
Wingstop, Inc.	1,039	269,631
Wynn Resorts Ltd.	58	6,275
Yum China Holdings, Inc.	2,046	112,346
Yum! Brands, Inc.	1,651	277,632
Zensho Holdings Co. Ltd.	2,500	158,692
		20,357,635
Household Durables — 0.5%
Breville Group Ltd.	2,638	59,776
Cavco Industries, Inc.(1)	353	203,773
Century Communities, Inc.	1,021	68,642
Champion Homes, Inc.(1)	257	24,024
DR Horton, Inc.	6,943	1,113,588
Flexsteel Industries, Inc.	545	28,051
Garmin Ltd.	140	35,396
Installed Building Products, Inc.	136	44,575
KB Home	6,919	439,910
La-Z-Boy, Inc.	840	30,005
Lennar Corp., B Shares	130	13,875
Lennar Corp., Class A	777	88,858
LGI Homes, Inc.(1)	936	48,578
69

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
M/I Homes, Inc.(1)	2	$284
Meritage Homes Corp.	2,411	181,838
Mohawk Industries, Inc.(1)	129	16,160
Newell Brands, Inc.	88	400
NVR, Inc.(1)	12	90,213
Panasonic Holdings Corp., ADR	2,479	39,912
PulteGroup, Inc.	2,012	276,046
Sekisui House Ltd., ADR	290	7,102
Somnigroup International, Inc.	7	627
Sonos, Inc.(1)	172	2,649
Sony Group Corp., ADR	4,413	101,764
Taylor Morrison Home Corp.(1)	3,163	208,410
TopBuild Corp.(1)	333	149,284
Tri Pointe Homes, Inc.(1)	1,593	73,756
Whirlpool Corp.	14	958
		3,348,454
Household Products — 1.2%
Central Garden & Pet Co., Class A(1)	2,918	100,788
Church & Dwight Co., Inc.	1,433	150,264
Clorox Co.	1,794	228,125
Colgate-Palmolive Co.	50,679	5,024,316
Energizer Holdings, Inc.	536	11,572
Henkel AG & Co. KGaA, ADR	407	9,247
Henkel AG & Co. KGaA, ADR	358	8,808
Kimberly-Clark Corp.	1,199	133,617
Oil-Dri Corp. of America	1,878	127,403
Procter & Gamble Co.	15,661	2,618,519
Reckitt Benckiser Group PLC, ADR	2,063	36,226
Reynolds Consumer Products, Inc.	18	447
Spectrum Brands Holdings, Inc.	478	37,466
WD-40 Co.	550	131,010
		8,617,808
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	664	11,474
Brookfield Renewable Corp. (New York)	57	2,436
Clearway Energy, Inc., Class A	2,760	99,415
Clearway Energy, Inc., Class C	272	10,420
Ormat Technologies, Inc.	1,025	106,293
RWE AG, ADR	477	30,662
Vistra Corp.	2,032	353,344
		614,044
Industrial Conglomerates — 0.3%
3M Co.	2,886	477,113
CK Hutchison Holdings Ltd., ADR	132	1,081
Hitachi Ltd., ADR	8,375	279,474
Honeywell International, Inc.	4,695	1,143,655
Jardine Matheson Holdings Ltd., ADR	13	1,070
Siemens AG, ADR	759	110,503
Smiths Group PLC, ADR	706	26,517
Swire Pacific Ltd., Class A, ADR	2,698	28,950
		2,068,363
Industrial REITs — 0.0%
Americold Realty Trust, Inc.	21	281
70

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
First Industrial Realty Trust, Inc.	10	$631
LXP Industrial Trust	258	12,787
Prologis, Inc.	147	20,958
Rexford Industrial Realty, Inc.	34	1,274
Terreno Realty Corp.	3,115	205,777
		241,708
Insurance — 1.4%
Admiral Group PLC, ADR	136	5,492
Aegon Ltd.	6,747	50,602
Aflac, Inc.	2,101	237,266
Ageas SA, ADR	380	28,169
AIA Group Ltd., ADR	1,342	59,276
Allianz SE, ADR	1,720	77,348
Allstate Corp.	1,299	278,661
American Financial Group, Inc.	23	3,059
American International Group, Inc.	1,242	99,969
AMERISAFE, Inc.	200	6,506
Aon PLC, Class A	666	223,423
Arch Capital Group Ltd.(1)	461	46,169
Arthur J Gallagher & Co.	303	69,145
Assurant, Inc.	26	5,969
Assured Guaranty Ltd.	5,294	456,396
Aviva PLC, ADR	1,091	20,260
AXA SA, ADR	1,608	78,519
Axis Capital Holdings Ltd.	1,258	132,996
Baldwin Insurance Group, Inc.(1)	510	11,847
Brighthouse Financial, Inc.(1)	1,759	105,505
Chubb Ltd.	2,711	924,071
Cincinnati Financial Corp.	400	65,592
CNA Financial Corp.	163	7,827
CNO Financial Group, Inc.	6,670	278,873
Crawford & Co., Class A	4,071	43,804
Employers Holdings, Inc.	1,490	61,611
Everest Group Ltd.	5	1,677
F&G Annuities & Life, Inc.	61	1,382
Fairfax Financial Holdings Ltd.	100	172,099
Fidelity National Financial, Inc.	1,022	54,043
First American Financial Corp.	73	5,118
Generali, ADR	131	2,782
Genworth Financial, Inc., Class A(1)	1,322	11,158
Globe Life, Inc.	472	68,563
Greenlight Capital Re Ltd., Class A(1)	1,350	19,156
Hannover Rueck SE, ADR	472	23,825
Hanover Insurance Group, Inc.	434	78,393
Hartford Insurance Group, Inc.	2,185	307,714
HCI Group, Inc.	131	23,111
Helvetia Baloise Holding AG	834	216,573
Hippo Holdings, Inc.(1)	1,783	51,279
Horace Mann Educators Corp.	833	36,244
Kemper Corp.	1,001	32,352
Kingsway Financial Services, Inc.(1)	40	490
Kinsale Capital Group, Inc.	492	191,718
Legal & General Group PLC, ADR	271	4,954
71

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Lemonade, Inc.(1)	473	$24,473
Lincoln National Corp.	103	3,533
Loews Corp.	557	61,281
Manulife Financial Corp.	7,471	265,519
Markel Group, Inc.(1)	5	10,362
Marsh & McLennan Cos., Inc.	1,309	244,443
Mercury General Corp.	879	79,620
MetLife, Inc.	1,498	107,961
MS&AD Insurance Group Holdings, Inc., ADR	1,537	42,613
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, ADR	3,281	43,080
NI Holdings, Inc.(1)	24	319
NN Group NV, ADR	842	34,253
Octave Specialty Group, Inc.(1)	1,024	5,478
Old Republic International Corp.	592	25,379
Ping An Insurance Group Co. of China Ltd., ADR	674	11,667
Primerica, Inc.	193	48,956
Principal Financial Group, Inc.	2,117	202,004
ProAssurance Corp.(1)	581	14,264
Progressive Corp.	2,052	438,430
Prudential Financial, Inc.	729	71,719
Prudential PLC, ADR	469	14,422
QBE Insurance Group Ltd., ADR	464	7,336
Reinsurance Group of America, Inc.	212	45,735
RenaissanceRe Holdings Ltd.	119	35,993
RLI Corp.	2,168	135,110
Root, Inc., Class A(1)	7	363
Ryan Specialty Holdings, Inc.	304	11,962
Sampo OYJ, Class A, ADR	1,625	35,945
Selective Insurance Group, Inc.	3,082	259,011
SiriusPoint Ltd.(1)	6,279	132,738
Skyward Specialty Insurance Group, Inc.(1)	328	15,242
Steadfast Group Ltd.	16,818	52,670
Stewart Information Services Corp.	424	30,100
Swiss Life Holding AG	1,141	1,306,625
Swiss Life Holding AG, ADR	33	1,911
Swiss Re AG, ADR	946	41,652
Tokio Marine Holdings, Inc., ADR	1,287	53,359
Travelers Cos., Inc.	944	291,356
Trisura Group Ltd.(1)	280	9,578
United Fire Group, Inc.	39	1,516
Universal Insurance Holdings, Inc.	1,565	55,041
Unum Group	4,265	305,928
W.R. Berkley Corp.	550	39,435
White Mountains Insurance Group Ltd.	203	450,764
Willis Towers Watson PLC	88	26,855
Zurich Insurance Group AG, ADR	2,235	84,148
		9,861,135
Interactive Media and Services — 6.8%
Alphabet, Inc., Class A	23,239	7,244,991
Alphabet, Inc., Class C	83,993	26,157,940
Angi, Inc.(1)	143	1,112
Bumble, Inc., Class A(1)	808	2,456
Cargurus, Inc.(1)	1,034	31,744
72

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
EverQuote, Inc., Class A(1)	850	$13,430
IAC, Inc.(1)	274	10,500
LY Corp., ADR	834	4,087
Match Group, Inc.	454	14,346
Meta Platforms, Inc., Class A	22,850	14,810,913
Pinterest, Inc., Class A(1)	2,177	37,292
Reddit, Inc., Class A(1)	26	3,791
Tencent Holdings Ltd., ADR	660	43,362
Yelp, Inc.(1)	360	8,024
ZoomInfo Technologies, Inc.(1)	75	466
		48,384,454
IT Services — 2.7%
Accenture PLC, Class A	11,485	2,397,149
Akamai Technologies, Inc.(1)	156	15,349
Amdocs Ltd.	147	10,261
ASGN, Inc.(1)	700	30,030
Capgemini SE, ADR	175	4,419
Cloudflare, Inc., Class A(1)	201	34,610
Cognizant Technology Solutions Corp., Class A	3,511	226,214
Dentsu Soken, Inc.	5,400	68,252
DigitalOcean Holdings, Inc.(1)	13	729
DXC Technology Co.(1)	661	8,322
EPAM Systems, Inc.(1)	11	1,551
Fastly, Inc., Class A(1)	52	994
Fujitsu Ltd., ADR	3,785	83,724
Gartner, Inc.(1)	110	17,292
Hackett Group, Inc.	513	7,008
Infosys Ltd., ADR	1,088	15,711
International Business Machines Corp.	2,753	661,298
Kainos Group PLC	1,839	18,595
Kyndryl Holdings, Inc.(1)	707	8,717
Matrix IT Ltd.	1,643	49,586
MongoDB, Inc.(1)	1,118	367,229
Okta, Inc.(1)	41,568	3,013,680
Reply SpA	312	33,380
SHIFT, Inc.(1)	3,000	13,505
Shopify, Inc., Class A(1)	5,760	695,405
Snowflake, Inc., Class A(1)	127	21,388
Twilio, Inc., Class A(1)	92,386	11,175,010
Unisys Corp.(1)	1,860	4,520
VeriSign, Inc.	57	12,993
Wipro Ltd., ADR	12,590	27,950
Wix.com Ltd.(1)	56	3,946
		19,028,817
Leisure Products — 0.0%
Bandai Namco Holdings, Inc., ADR	19	257
Brunswick Corp.	198	15,765
Callaway Golf Co.(1)	1,312	18,447
Clarus Corp.	42	133
Escalade, Inc.	67	965
Hasbro, Inc.	261	25,993
Malibu Boats, Inc., Class A(1)	275	7,991
Mattel, Inc.(1)	64	1,085
73

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Polaris, Inc.	182	$11,054
		81,690
Life Sciences Tools and Services — 0.7%
10X Genomics, Inc., Class A(1)	776	17,887
Adaptive Biotechnologies Corp.(1)	127	2,035
Agilent Technologies, Inc.	383	46,489
Azenta, Inc.(1)	142	3,831
BioLife Solutions, Inc.(1)	2	48
Bio-Rad Laboratories, Inc., Class A(1)	52	14,479
Bio-Techne Corp.	1	59
Charles River Laboratories International, Inc.(1)	39	6,961
Cytek Biosciences, Inc.(1)	25	112
Danaher Corp.	816	171,882
Fortrea Holdings, Inc.(1)	63	675
Illumina, Inc.(1)	49	6,589
IQVIA Holdings, Inc.(1)	18,488	3,305,839
Lifecore Biomedical, Inc.(1)	2,312	16,646
Lonza Group AG, ADR	335	23,226
Maravai LifeSciences Holdings, Inc., Class A(1)	3,462	12,325
Medpace Holdings, Inc.(1)	98	44,272
Mettler-Toledo International, Inc.(1)	56	76,535
OmniAb, Inc.(1)	2,572	4,424
Qiagen NV	9	448
Repligen Corp.(1)	149	19,181
Revvity, Inc.	175	17,204
Sartorius AG, ADR	80	4,529
Seer, Inc.(1)	4,322	7,434
Sotera Health Co.(1)	69	1,121
Thermo Fisher Scientific, Inc.	2,338	1,218,355
Waters Corp.(1)	37	11,817
West Pharmaceutical Services, Inc.	126	32,047
		5,066,450
Machinery — 2.1%
Aebi Schmidt Holding AG	424	6,114
AGCO Corp.	510	69,615
Alamo Group, Inc.	313	66,835
Albany International Corp., Class A	1,430	82,440
Alfa Laval AB, ADR	672	39,594
Allison Transmission Holdings, Inc.	474	59,392
Alstom SA, ADR(1)	100	329
Astec Industries, Inc.	14	869
Atlas Copco AB, B Shares, ADR	583	10,885
Atlas Copco AB, Class A, ADR	1,486	32,038
Atmus Filtration Technologies, Inc.	193	12,454
Caterpillar, Inc.	2,577	1,914,273
CECO Environmental Corp.(1)	3,389	204,865
Chart Industries, Inc.(1)	1,737	360,080
CNH Industrial NV	24	295
Crane Co.	1,550	310,822
Cummins, Inc.	415	242,306
Daifuku Co. Ltd., ADR	69	1,413
Daimler Truck Holding AG, ADR	619	15,785
Deere & Co.	2,557	1,610,168
74

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Donaldson Co., Inc.	17	$1,577
Dover Corp.	1,183	266,767
Eastern Co.	1,750	32,498
Electrolux Professional AB, B Shares	4,996	32,801
Enpro, Inc.	688	177,951
Epiroc AB, ADR	1,181	35,336
Esab Corp.	134	16,907
ESCO Technologies, Inc.	1,137	315,279
FANUC Corp., ADR	411	9,309
Federal Signal Corp.	4,196	488,540
Flowserve Corp.	2,873	254,318
Fortive Corp.	359	21,253
Franklin Electric Co., Inc.	1,728	172,143
Fujitec Co. Ltd.	600	21,726
Gates Industrial Corp. PLC(1)	34	937
Gorman-Rupp Co.	2,750	176,633
Graco, Inc.	17	1,597
Greenbrier Cos., Inc.	1,008	56,871
Hillman Solutions Corp.(1)	56	459
IDEX Corp.	21	4,399
Illinois Tool Works, Inc.	1,320	383,632
Ingersoll Rand, Inc.	509	47,917
ITT, Inc.	540	109,301
Iveco Group NV	1,835	41,568
JBT Marel Corp.	1,060	163,240
Kadant, Inc.	1,038	352,058
Kennametal, Inc.	92	3,706
Komatsu Ltd., ADR	641	30,813
Kone OYJ, ADR	577	21,759
Kubota Corp., ADR	1	102
Lincoln Electric Holdings, Inc.	11	3,158
Lindsay Corp.	70	9,429
Makita Corp., ADR	412	15,878
Mayville Engineering Co., Inc.(1)	26	546
Middleby Corp.(1)	1,419	239,612
Mitsubishi Heavy Industries Ltd., ADR	1,398	44,736
Mueller Industries, Inc.	6,700	790,332
Mueller Water Products, Inc., Class A	4,742	141,928
Organo Corp.	4,800	531,702
Oshkosh Corp.	231	39,275
Otis Worldwide Corp.	333	30,822
PACCAR, Inc.	7,104	895,743
Parker-Hannifin Corp.	908	916,335
Pentair PLC	80	7,935
Proto Labs, Inc.(1)	22	1,366
RBC Bearings, Inc.(1)	792	456,129
Sandvik AB, ADR	1,278	56,232
SKF AB, ADR	393	11,263
Snap-on, Inc.	293	112,869
SPX Technologies, Inc.(1)	1,349	306,142
Standex International Corp.	727	190,474
Stanley Black & Decker, Inc.	1,551	134,146
Symbotic, Inc.(1)	1,000	54,780
75

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Techtronic Industries Co. Ltd., ADR	385	$31,224
Tennant Co.	7	427
Terex Corp.	9,371	644,631
Titan International, Inc.(1)	13	126
Toro Co.	252	24,913
Toyota Industries Corp., ADR	21	2,720
Trinity Industries, Inc.	7,719	263,835
VAT Group AG, ADR	45	3,160
Volvo AB, Class B, ADR	627	24,359
Watts Water Technologies, Inc., Class A	941	309,344
Westinghouse Air Brake Technologies Corp.	368	97,134
Worthington Enterprises, Inc.	2,086	116,837
Xylem, Inc.	2,254	292,028
		15,083,539
Marine Transportation — 0.1%
AP Moller - Maersk AS, ADR	1,434	17,724
Euroseas Ltd.	3,516	241,690
Kirby Corp.(1)	134	17,393
Kuehne & Nagel International AG, ADR	306	14,235
Matson, Inc.	1,204	200,020
SITC International Holdings Co. Ltd.	15,000	63,986
Star Bulk Carriers Corp.	3,800	99,902
		654,950
Media — 0.2%
AMC Networks, Inc., Class A(1)	44	360
Boston Omaha Corp., Class A(1)	29	358
Charter Communications, Inc., Class A(1)	58	13,609
EchoStar Corp., Class A(1)	1,804	208,416
Fox Corp., Class A	710	40,001
Fox Corp., Class B	49	2,535
Informa PLC, ADR	341	7,852
John Wiley & Sons, Inc., Class A	14	434
Liberty Broadband Corp., Class A(1)	3	164
Liberty Broadband Corp., Class C(1)	127	6,935
Magnite, Inc.(1)	6,241	85,002
New York Times Co., Class A	191	15,240
News Corp., Class A	2,138	51,932
News Corp., Class B	45	1,205
Nexstar Media Group, Inc., Class A	133	33,386
Omnicom Group, Inc.	1,190	101,495
Paramount Skydance Corp., Class B	658	8,890
Publicis Groupe SA	1,694	150,842
Publicis Groupe SA, ADR	3,749	83,678
Scholastic Corp.	6	209
Sinclair, Inc.	45	735
Sirius XM Holdings, Inc.	5	110
TEGNA, Inc.	6,094	127,669
Trade Desk, Inc., Class A(1)	8,781	209,163
USA TODAY Co., Inc.(1)	3,429	20,403
Versant Media Group, Inc.(1)	317	10,562
		1,181,185
Metals and Mining — 0.7%
Agnico Eagle Mines Ltd.	147	36,985
76

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Alamos Gold, Inc., Class A	1,200	$65,028
Alcoa Corp.	1,344	83,436
Alleima AB	2,851	25,963
Alpha Metallurgical Resources, Inc.(1)	4,703	764,943
Anglo American PLC, ADR	321	8,025
Anglogold Ashanti PLC (New York)	259	33,092
ArcelorMittal SA, NY Shares	841	54,800
Aris Mining Corp.(1)	24,861	563,847
BHP Group Ltd., ADR	1,602	130,675
Boliden AB, ADR(1)	28	4,465
Century Aluminum Co.(1)	14	722
Cleveland-Cliffs, Inc.(1)	1,218	12,984
Commercial Metals Co.	5,381	394,427
Dakota Gold Corp.(1)	481	3,348
Eldorado Gold Corp.	1,500	69,630
Eramet SA	3,300	229,615
Fortescue Ltd., ADR	1,096	32,672
Freeport-McMoRan, Inc.	4,995	340,060
Glencore PLC, ADR(1)	1,388	19,904
Gold Fields Ltd., ADR	1,000	58,840
Hecla Mining Co.	4,649	115,807
Kaiser Aluminum Corp.	7	911
Kinross Gold Corp.	2,928	108,307
Labrador Iron Ore Royalty Corp.	1,200	27,465
Materion Corp.	1,259	205,293
Metallus, Inc.(1)	4,516	76,772
MP Materials Corp.(1)	1,184	69,702
Newmont Corp.	1,853	240,890
NioCorp Developments Ltd.(1)	16,801	89,045
Norsk Hydro ASA, ADR	16,788	155,625
Novagold Resources, Inc.(1)	2,801	37,309
Nucor Corp.	1,082	191,384
Reliance, Inc.	349	110,158
Rio Tinto PLC, ADR	492	48,875
Royal Gold, Inc.	267	80,044
South32 Ltd., ADR	2,967	48,807
Southern Copper Corp.	528	115,362
SSR Mining, Inc.(1)	1,281	41,235
Steel Dynamics, Inc.	145	28,004
Sumitomo Metal Mining Co. Ltd., ADR	75	1,523
Tredegar Corp.(1)	4,455	40,897
Valterra Platinum Ltd., ADR	98	1,907
Warrior Met Coal, Inc.	2,610	217,256
Wheaton Precious Metals Corp.	750	122,737
Worthington Steel, Inc.	2,081	86,486
		5,195,262
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Adamas Trust, Inc.	694	5,719
Annaly Capital Management, Inc.	64	1,487
Apollo Commercial Real Estate Finance, Inc.	749	7,939
ARMOUR Residential REIT, Inc.	72	1,292
Granite Point Mortgage Trust, Inc.	158	275
Ladder Capital Corp.	723	7,498
77

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
MFA Financial, Inc.	1,313	$13,274
PennyMac Mortgage Investment Trust	72	883
Ready Capital Corp.	308	570
Rithm Capital Corp.	3,831	38,502
Starwood Property Trust, Inc.	162	2,885
		80,324
Multi-Utilities — 0.3%
Ameren Corp.	1,439	163,010
Black Hills Corp.	840	61,874
CenterPoint Energy, Inc.	1,900	82,650
CMS Energy Corp.	240	18,737
Consolidated Edison, Inc.	814	91,591
Dominion Energy, Inc.	850	53,669
DTE Energy Co.	3,520	521,805
E.ON SE, ADR	852	19,835
Engie SA, ADR	887	30,114
National Grid PLC, ADR	489	45,853
NiSource, Inc.	3,671	173,638
Northwestern Energy Group, Inc.	1,235	86,401
Public Service Enterprise Group, Inc.	922	79,356
Sempra	2,058	198,124
Unitil Corp.	48	2,511
Veolia Environnement SA	12,700	537,803
Veolia Environnement SA, ADR	460	9,734
WEC Energy Group, Inc.	552	64,562
		2,241,267
Office REITs — 0.0%
BXP, Inc.	20	1,152
Highwoods Properties, Inc.	11	247
JBG SMITH Properties	11	167
Kilroy Realty Corp.	9	268
SL Green Realty Corp.	10	369
Vornado Realty Trust	122	3,365
		5,568
Oil, Gas and Consumable Fuels — 2.6%
Antero Midstream Corp.	6,892	154,932
Antero Resources Corp.(1)	9,244	340,272
APA Corp.	1,186	36,019
Baytex Energy Corp.	53,800	206,592
BP PLC, ADR	2,374	92,254
BW LPG Ltd.	8,485	154,439
California Resources Corp.	13	765
Cameco Corp.	546	64,646
Canadian Natural Resources Ltd.	3,000	131,310
Cheniere Energy, Inc.	311	73,312
Chevron Corp.	6,516	1,216,928
CNX Resources Corp.(1)	13,742	574,141
Comstock Resources, Inc.(1)	19	373
ConocoPhillips	3,995	453,273
Cosmo Energy Holdings Co. Ltd.	4,800	148,337
Coterra Energy, Inc.	4,051	123,920
CVR Energy, Inc.(1)	841	20,319
Delek U.S. Holdings, Inc.	1,348	51,372
78

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Devon Energy Corp.	1,954	$85,058
Diamondback Energy, Inc.	1,434	249,631
Dorian LPG Ltd.	6	222
DT Midstream, Inc.	2,043	283,650
Enbridge, Inc.	12,118	643,951
Eni SpA, ADR	793	37,223
EOG Resources, Inc.	5,676	704,278
EQT Corp.	3,748	230,202
Equinor ASA, ADR	529	15,780
Expand Energy Corp.	616	66,479
Exxon Mobil Corp.	23,058	3,516,345
Freehold Royalties Ltd.	8,300	107,032
Frontline PLC	1,995	75,710
Gaztransport Et Technigaz SA	689	157,352
Golar LNG Ltd.	5,800	257,868
HF Sinclair Corp.	1,271	63,563
Inpex Corp., ADR	45	1,101
International Petroleum Corp.(1)	2,718	62,307
International Seaways, Inc.	2,515	189,958
Kinder Morgan, Inc.	12,079	401,868
Magnolia Oil & Gas Corp., Class A	1,628	45,291
Marathon Petroleum Corp.	3,482	690,167
Matador Resources Co.	1,229	63,171
Murphy Oil Corp.	12,134	402,242
Neste OYJ, ADR	140	1,739
Nordic American Tankers Ltd.	9,799	56,148
Occidental Petroleum Corp.	173	9,183
OMV AG, ADR	32	518
ONEOK, Inc.	3,742	309,725
Ovintiv, Inc.	2,251	113,878
Par Pacific Holdings, Inc.(1)	26	1,109
PBF Energy, Inc., Class A	10,518	374,441
Peabody Energy Corp.	61	1,924
Phillips 66	1,163	179,486
Range Resources Corp.	3,526	145,553
Repsol SA, ADR	1,177	26,459
REX American Resources Corp.(1)	512	18,207
Shell PLC, ADR	1,652	137,959
SM Energy Co.	9,068	209,743
Talos Energy, Inc.(1)	8	98
Targa Resources Corp.	173	40,793
Texas Pacific Land Corp.	1,329	696,781
Thungela Resources Ltd.	3,023	20,714
TotalEnergies SE	657	52,783
Uranium Energy Corp.(1)	18,823	288,557
Valero Energy Corp.	277	56,685
Vermilion Energy, Inc.	24,100	259,557
Vitesse Energy, Inc.	24	464
Whitecap Resources, Inc.	258,050	2,576,622
Williams Cos., Inc.	3,850	287,672
Woodside Energy Group Ltd., ADR	2,267	46,428
World Kinect Corp.	13	324
		18,107,203
79

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Paper and Forest Products — 0.0%
Louisiana-Pacific Corp.	196	$16,609
Stora Enso OYJ, ADR	3,936	53,726
Sylvamo Corp.	593	27,456
		97,791
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(1)	156	8,050
Allegiant Travel Co.(1)	119	12,156
American Airlines Group, Inc.(1)	153	2,000
Copa Holdings SA, Class A	90	12,475
Delta Air Lines, Inc.	667	43,822
Deutsche Lufthansa AG, ADR	45	485
JET2 PLC	3,998	67,556
JetBlue Airways Corp.(1)	3,906	21,639
Joby Aviation, Inc.(1)	777	7,817
Qantas Airways Ltd., ADR	387	13,798
Singapore Airlines Ltd., ADR	843	9,491
Southwest Airlines Co.	468	23,054
United Airlines Holdings, Inc.(1)	1,420	150,946
		373,289
Personal Care Products — 0.1%
Beiersdorf AG, ADR	316	8,011
BellRing Brands, Inc.(1)	7	129
Coty, Inc., Class A(1)	1,414	3,549
elf Beauty, Inc.(1)	26	2,393
Estee Lauder Cos., Inc., Class A	419	45,868
Herbalife Ltd.(1)	123	2,401
Interparfums, Inc.	455	45,855
Kao Corp., ADR	2,051	17,392
Kenvue, Inc.	4,864	93,000
L'Oreal SA, ADR	1,447	135,251
Unilever PLC, ADR	6,073	447,884
USANA Health Sciences, Inc.(1)	120	2,582
		804,315
Pharmaceuticals — 3.0%
Alto Neuroscience, Inc.(1)	3,437	67,674
Alumis, Inc.(1)	14	416
Amphastar Pharmaceuticals, Inc.(1)	747	15,112
ANI Pharmaceuticals, Inc.(1)	5	369
Astellas Pharma, Inc., ADR	645	10,649
AstraZeneca PLC	2,699	562,607
Axsome Therapeutics, Inc.(1)	28	4,589
Bayer AG, ADR	2,649	32,583
BioAge Labs, Inc.(1)	120	2,672
Bristol-Myers Squibb Co.	8,846	551,725
Chugai Pharmaceutical Co. Ltd., ADR	872	29,308
Contineum Therapeutics, Inc., Class A(1)	1,753	26,891
Corcept Therapeutics, Inc.(1)	4,427	158,044
Crinetics Pharmaceuticals, Inc.(1)	14	575
Daiichi Sankyo Co. Ltd., ADR	4,675	91,209
Dr. Reddy's Laboratories Ltd., ADR	255	3,667
Elanco Animal Health, Inc.(1)	1,372	36,221
Eli Lilly & Co.	12,098	12,726,975
80

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
EyePoint, Inc.(1)	157	$2,757
GSK PLC, ADR	2,212	130,796
Haleon PLC, ADR	2,926	32,391
Harmony Biosciences Holdings, Inc.(1)	15	428
Innoviva, Inc.(1)	42	964
Jazz Pharmaceuticals PLC(1)	19	3,610
Johnson & Johnson	13,517	3,358,028
Ligand Pharmaceuticals, Inc.(1)	738	146,353
MediWound Ltd.(1)	24	415
Merck & Co., Inc.	8,101	1,003,066
Merck KGaA, ADR	355	10,799
Nektar Therapeutics(1)	21	1,449
Neumora Therapeutics, Inc.(1)	1,022	3,567
Novartis AG, ADR	3,001	506,029
Novo Nordisk AS, ADR	5,332	199,683
Organon & Co.	53	386
Otsuka Holdings Co. Ltd., ADR	476	16,284
Pacira BioSciences, Inc.(1)	386	8,457
Pfizer, Inc.	23,668	654,420
Phathom Pharmaceuticals, Inc.(1)	208	2,612
Phibro Animal Health Corp., Class A	1,504	82,103
Prestige Consumer Healthcare, Inc.(1)	1,881	130,353
Roche Holding AG, ADR	2,900	172,695
Royalty Pharma PLC, Class A	32	1,479
Sandoz Group AG, ADR	377	33,183
Sanofi SA, ADR	1,166	56,738
Scilex Holding Co.(1)	80	657
Septerna, Inc.(1)	71	2,060
SIGA Technologies, Inc.	57	369
Supernus Pharmaceuticals, Inc.(1)	1,483	81,165
Takeda Pharmaceutical Co. Ltd., ADR	2,085	39,094
Terns Pharmaceuticals, Inc.(1)	290	12,215
Teva Pharmaceutical Industries Ltd., ADR(1)	908	30,745
UCB SA, ADR	416	62,013
United Laboratories International Holdings Ltd.	18,000	29,931
Ventyx Biosciences, Inc.(1)	413	5,770
Verrica Pharmaceuticals, Inc.(1)	481	2,631
Viatris, Inc.	1,432	21,380
Zoetis, Inc.	293	38,412
		21,206,773
Professional Services — 0.6%
Amentum Holdings, Inc.(1)	342	10,216
Automatic Data Processing, Inc.	2,162	463,446
Barrett Business Services, Inc.	600	16,662
Booz Allen Hamilton Holding Corp.	285	22,467
Broadridge Financial Solutions, Inc.	7	1,301
CACI International, Inc., Class A(1)	1,898	1,158,103
CBIZ, Inc.(1)	5,151	147,525
Clarivate PLC(1)	493	1,134
Computershare Ltd., ADR	755	16,678
Concentrix Corp.	93	3,050
Conduent, Inc.(1)	138	201
CRA International, Inc.	1,444	249,321
81

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
CSG Systems International, Inc.	1,661	$132,714
DLH Holdings Corp.(1)	29	174
Equifax, Inc.	181	37,822
ExlService Holdings, Inc.(1)	5,760	180,000
Experian PLC, ADR	749	28,185
Exponent, Inc.	5,066	368,703
FTI Consulting, Inc.(1)	141	23,183
Genpact Ltd.	9	357
Huron Consulting Group, Inc.(1)	480	67,872
ICF International, Inc.	1,387	115,301
Insperity, Inc.	2,085	46,308
Intertek Group PLC, ADR	257	16,590
Jacobs Solutions, Inc.	292	40,255
KBR, Inc.	1,700	71,791
Kforce, Inc.	1,560	42,151
Korn Ferry	2,623	164,383
Legalzoom.com, Inc.(1)	618	4,345
Leidos Holdings, Inc.	150	26,265
ManpowerGroup, Inc.	149	4,168
Maximus, Inc.	221	16,710
Mistras Group, Inc.(1)	2,111	32,256
Paychex, Inc.	3,134	293,499
Paycom Software, Inc.	514	64,677
Paylocity Holding Corp.(1)	9	958
Randstad NV, ADR	586	9,606
Recruit Holdings Co. Ltd., ADR	2,198	18,991
RELX PLC, ADR	1,253	43,592
Robert Half, Inc.	11	269
Science Applications International Corp.	102	9,410
SGS SA, ADR	710	8,934
SS&C Technologies Holdings, Inc.	2,295	172,791
TriNet Group, Inc.	3,020	115,002
TrueBlue, Inc.(1)	2,288	9,678
Verisk Analytics, Inc.	62	12,869
Verra Mobility Corp.(1)	371	6,199
Wolters Kluwer NV, ADR	83	6,735
		4,282,847
Real Estate Management and Development — 0.4%
CBRE Group, Inc., Class A(1)	198	29,237
Colliers International Group, Inc.	10,129	1,202,616
CoStar Group, Inc.(1)	400	17,852
Cushman & Wakefield Ltd.(1)	108	1,448
Daito Trust Construction Co. Ltd., ADR	3,578	20,645
Daiwa House Industry Co. Ltd., ADR	910	32,705
FirstService Corp.	879	138,504
Henderson Land Development Co. Ltd., ADR	3,600	16,164
Howard Hughes Holdings, Inc.(1)	5	362
Jones Lang LaSalle, Inc.(1)	70	22,089
Mitsubishi Estate Co. Ltd., ADR	2,088	70,178
Mitsui Fudosan Co. Ltd., ADR	1,269	51,027
Newmark Group, Inc., Class A	68,524	994,968
St. Joe Co.	8	577
Sun Hung Kai Properties Ltd., ADR	53	983
82

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Vonovia SE, ADR	1,668	$28,139
		2,627,494
Residential REITs — 0.0%
American Homes 4 Rent, Class A	111	3,330
AvalonBay Communities, Inc.	56	9,925
Equity LifeStyle Properties, Inc.	52	3,492
Equity Residential	392	24,778
Essex Property Trust, Inc.	14	3,572
Mid-America Apartment Communities, Inc.	29	3,882
NexPoint Residential Trust, Inc.	697	19,648
UDR, Inc.	12	450
UMH Properties, Inc.	3,781	57,018
		126,095
Retail REITs — 0.0%
Agree Realty Corp.	328	26,397
Brixmor Property Group, Inc.	700	21,189
Curbline Properties Corp.	338	9,400
Federal Realty Investment Trust	20	2,175
InvenTrust Properties Corp.	460	14,352
NNN REIT, Inc.	253	11,466
Realty Income Corp.	37	2,479
Regency Centers Corp.	47	3,713
Simon Property Group, Inc.	114	23,239
SITE Centers Corp.	379	2,335
Tanger, Inc.	199	7,375
		124,120
Semiconductors and Semiconductor Equipment — 8.6%
ACM Research, Inc., Class A(1)	424	23,608
Advanced Micro Devices, Inc.(1)	3,266	653,886
Advantest Corp., ADR	544	94,128
Aehr Test Systems(1)	60	2,246
Ambarella, Inc.(1)	17	1,026
Amkor Technology, Inc.	5,102	243,978
Analog Devices, Inc.	2,797	995,145
Applied Materials, Inc.	14,146	5,266,556
ASE Technology Holding Co. Ltd., ADR	895	21,740
ASM International NV, NY REG SHARES	3	2,541
ASML Holding NV, NY Shares	587	851,479
Astera Labs, Inc.(1)	11	1,307
Axcelis Technologies, Inc.(1)	1,172	96,819
BE Semiconductor Industries NV, NY REG SHARES	16	3,612
Broadcom, Inc.	16,106	5,146,672
Cirrus Logic, Inc.(1)	1,640	231,437
Cohu, Inc.(1)	247	7,459
Credo Technology Group Holding Ltd.(1)	154	17,290
Diodes, Inc.(1)	1,488	101,526
Disco Corp., ADR	64	3,091
Enphase Energy, Inc.(1)	269	11,371
Entegris, Inc.	25	3,311
First Solar, Inc.(1)	442	87,162
FormFactor, Inc.(1)	3,273	323,634
Impinj, Inc.(1)	64	7,850
Infineon Technologies AG, ADR	688	37,166
83

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Intel Corp.(1)	26,243	$1,196,943
KLA Corp.	833	1,269,950
Kulicke & Soffa Industries, Inc.	1,804	125,775
Lam Research Corp.	7,158	1,674,185
Lasertec Corp., ADR	63	2,722
Lattice Semiconductor Corp.(1)	37	3,538
MACOM Technology Solutions Holdings, Inc.(1)	119	29,526
Marvell Technology, Inc.	27,786	2,269,838
MaxLinear, Inc.(1)	24	418
Megachips Corp.	2,900	169,345
Microchip Technology, Inc.	307	22,914
Micron Technology, Inc.	8,713	3,592,980
Mitsui High-Tec, Inc.	9,500	53,107
MKS, Inc.	131	32,024
Monolithic Power Systems, Inc.	85	97,133
NVE Corp.	220	15,145
NVIDIA Corp.	173,082	30,668,400
NXP Semiconductors NV	136	30,873
ON Semiconductor Corp.(1)	1,535	102,047
Onto Innovation, Inc.(1)	2,744	592,402
PDF Solutions, Inc.(1)	11	372
Penguin Solutions, Inc.(1)	2,447	50,849
Photronics, Inc.(1)	2,394	89,607
Power Integrations, Inc.	1,572	75,330
Qnity Electronics, Inc.	391	49,563
Qorvo, Inc.(1)	146	12,103
QUALCOMM, Inc.	15,218	2,166,435
Rambus, Inc.(1)	7,175	715,061
Renesas Electronics Corp., ADR	3,016	28,441
Semtech Corp.(1)	24	2,165
Silicon Laboratories, Inc.(1)	131	26,793
SiTime Corp.(1)	58	23,077
Skyworks Solutions, Inc.	261	15,550
SolarEdge Technologies, Inc.(1)	17	602
STMicroelectronics NV, NY Shares	386	12,973
Synaptics, Inc.(1)	89	7,250
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,458	546,138
Teradyne, Inc.	342	109,450
Texas Instruments, Inc.	2,753	583,939
Tokyo Electron Ltd., ADR	597	84,398
Ultra Clean Holdings, Inc.(1)	2,386	144,783
United Microelectronics Corp., ADR	2,335	24,377
Universal Display Corp.	70	7,468
Veeco Instruments, Inc.(1)	1,124	34,349
		60,996,378
Software — 4.0%
ACI Worldwide, Inc.(1)	1,710	67,853
Adeia, Inc.	303	6,269
Adobe, Inc.(1)	2,104	552,111
Agilysys, Inc.(1)	6	433
Alarm.com Holdings, Inc.(1)	37	1,771
Appfolio, Inc., Class A(1)	86	15,287
AppLovin Corp., Class A(1)	1,459	634,329
84

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Atlassian Corp., Class A(1)	520	$39,068
Aurora Innovation, Inc.(1)	3,251	15,215
Autodesk, Inc.(1)	456	112,117
AvePoint, Inc.(1)	289	3,115
Blackbaud, Inc.(1)	945	45,870
Box, Inc., Class A(1)	1,000	23,550
C3.ai, Inc., Class A(1)	378	3,005
Cadence Design Systems, Inc.(1)	7,531	2,269,843
Check Point Software Technologies Ltd.(1)	104	15,815
Circle Internet Group, Inc.(1)	691	57,657
Cleanspark, Inc.(1)	4,526	45,034
Clear Secure, Inc., Class A	400	19,456
Commvault Systems, Inc.(1)	1,615	137,404
Confluent, Inc., Class A(1)	306	9,385
Crowdstrike Holdings, Inc., Class A(1)	440	163,671
CS Disco, Inc.(1)	1,584	5,148
CyberArk Software Ltd.(1)	32	1,440
Datadog, Inc., Class A(1)	461	51,614
Descartes Systems Group, Inc.(1)	500	33,125
Docusign, Inc.(1)	376	16,946
Dropbox, Inc., Class A(1)	15,323	382,922
Fair Isaac Corp.(1)	611	861,119
Fortinet, Inc.(1)	920	72,708
Freshworks, Inc., Class A(1)	3,142	24,570
Gen Digital, Inc.	1,554	35,074
Guidewire Software, Inc.(1)	14,433	2,097,404
HubSpot, Inc.(1)	110	29,096
Hut 8 Corp.(1)	382	20,334
InterDigital, Inc.	523	191,695
Intuit, Inc.	5,868	2,400,188
JFrog Ltd.(1)	276	11,081
Kinaxis, Inc.(1)	200	18,989
LiveRamp Holdings, Inc.(1)	759	20,622
Manhattan Associates, Inc.(1)	108	14,626
Microsoft Corp.	26,439	10,383,653
N-able, Inc.(1)	817	3,595
nCino, Inc.(1)	79	1,275
NCR Voyix Corp.(1)	1,600	12,224
Nemetschek SE	267	21,271
Nutanix, Inc., Class A(1)	298	11,407
OneSpan, Inc.	14,640	161,626
Ooma, Inc.(1)	85	1,051
Open Text Corp.	197	4,880
Oracle Corp.	10,850	1,577,590
PagerDuty, Inc.(1)	42	297
Palantir Technologies, Inc., Class A(1)	6,743	925,072
Palo Alto Networks, Inc.(1)	13,870	2,065,520
Pegasystems, Inc.	932	40,756
Procore Technologies, Inc.(1)	10	550
Progress Software Corp.(1)	1,906	79,823
PTC, Inc.(1)	193	30,222
Q2 Holdings, Inc.(1)	1,742	83,825
Qualys, Inc.(1)	1,419	131,215
85

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
RingCentral, Inc., Class A(1)	18	$656
Riot Platforms, Inc.(1)	738	12,022
Roper Technologies, Inc.	184	64,350
Rubrik, Inc., Class A(1)	2,421	125,795
Sage Group PLC, ADR	520	22,963
Salesforce, Inc.	4,399	856,881
SAP SE, ADR	884	178,153
SentinelOne, Inc., Class A(1)	1,147	15,049
ServiceNow, Inc.(1)	1,781	192,366
SPS Commerce, Inc.(1)	1,550	87,591
Strategy, Inc., Class A(1)	16	2,072
Synopsys, Inc.(1)	694	287,316
Technology One Ltd.	2,294	42,489
Telos Corp.(1)	201	808
Temenos AG, ADR	56	5,205
Teradata Corp.(1)	1,410	44,401
Trimble, Inc.(1)	828	55,368
Tyler Technologies, Inc.(1)	338	119,885
UiPath, Inc., Class A(1)	41	440
Unity Software, Inc.(1)	9,986	182,045
Varonis Systems, Inc.(1)	30	693
Veritone, Inc.(1)	329	928
Workday, Inc., Class A(1)	1,154	154,359
Workiva, Inc.(1)	351	21,615
Yext, Inc.(1)	1,803	10,241
Zoom Communications, Inc., Class A(1)	28	2,070
Zscaler, Inc.(1)	3	441
		28,549,013
Specialized REITs — 0.2%
American Tower Corp.	2,168	415,952
Crown Castle, Inc.	104	9,312
CubeSmart	107	4,402
Digital Realty Trust, Inc.	243	43,060
EPR Properties	346	20,556
Equinix, Inc.	225	219,208
Extra Space Storage, Inc.	4,455	672,839
Four Corners Property Trust, Inc.	853	21,768
Iron Mountain, Inc.	128	13,866
Millrose Properties, Inc.	273	8,561
National Storage Affiliates Trust	11	385
Outfront Media, Inc.	2,244	64,650
Public Storage	29	8,905
SBA Communications Corp.	26	5,230
VICI Properties, Inc.	36	1,088
Weyerhaeuser Co.	54	1,325
		1,511,107
Specialty Retail — 2.8%
Abercrombie & Fitch Co., Class A(1)	3,485	340,833
American Eagle Outfitters, Inc.	136	3,342
Asbury Automotive Group, Inc.(1)	1,203	257,177
AutoNation, Inc.(1)	17	3,318
AutoZone, Inc.(1)	86	322,980
Avolta AG, ADR(1)	1,502	9,778
86

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Bath & Body Works, Inc.	115	$2,617
Best Buy Co., Inc.	590	36,562
Boot Barn Holdings, Inc.(1)	84	15,894
Burlington Stores, Inc.(1)	61	18,719
Caleres, Inc.	51	606
Camping World Holdings, Inc., Class A	452	3,761
Carvana Co.(1)	12	4,010
Dick's Sporting Goods, Inc.	111	22,603
Fast Retailing Co. Ltd., ADR	1,511	66,711
Five Below, Inc.(1)	11	2,459
Gap, Inc.	106	2,972
Group 1 Automotive, Inc.	577	187,952
H & M Hennes & Mauritz AB, ADR	2,015	8,433
Home Depot, Inc.	6,961	2,650,192
Industria de Diseno Textil SA, ADR	1,519	25,398
JB Hi-Fi Ltd.	1,200	70,145
Kingfisher PLC, ADR	1,161	11,796
Lithia Motors, Inc.	268	74,927
Lovisa Holdings Ltd.	3,085	52,439
Lowe's Cos., Inc.	3,961	1,047,962
Monro, Inc.	4	86
Murphy USA, Inc.	1,508	589,236
National Vision Holdings, Inc.(1)	35	944
O'Reilly Automotive, Inc.(1)	65,009	6,103,045
Ross Stores, Inc.	4,820	991,185
Sally Beauty Holdings, Inc.(1)	71	1,141
Shoe Carnival, Inc.	270	5,451
Signet Jewelers Ltd.	483	46,460
Sonic Automotive, Inc., Class A	746	46,789
Super Retail Group Ltd.	3,336	36,836
TJX Cos., Inc.	14,259	2,305,110
Tractor Supply Co.	32,323	1,675,624
Ulta Beauty, Inc.(1)	4,176	2,859,683
Upbound Group, Inc.	667	14,307
Urban Outfitters, Inc.(1)	528	34,954
Victoria's Secret & Co.(1)	1,762	110,477
Williams-Sonoma, Inc.	434	89,252
Zalando SE, ADR(1)	645	7,817
		20,161,983
Technology Hardware, Storage and Peripherals — 4.2%
Apple, Inc.	80,946	21,384,314
Canon, Inc., ADR	886	26,890
Dell Technologies, Inc., Class C	314	46,497
FUJIFILM Holdings Corp., ADR	6,825	70,025
Hewlett Packard Enterprise Co.	8,947	192,092
HP, Inc.	7,716	146,527
IonQ, Inc.(1)	201	7,712
Logitech International SA	148	13,578
Logitech International SA	145	13,333
NetApp, Inc.	4,764	471,779
Pure Storage, Inc., Class A(1)	113,857	7,311,897
Sandisk Corp.(1)	128	81,326
Seagate Technology Holdings PLC	147	59,953
87

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Seiko Epson Corp., ADR	656	$4,435
Super Micro Computer, Inc.(1)	2,818	91,275
Turtle Beach Corp.(1)	504	6,320
Western Digital Corp.	332	92,860
		30,020,813
Textiles, Apparel and Luxury Goods — 1.2%
adidas AG, ADR	162	15,105
Asics Corp., ADR	67	2,047
Brunello Cucinelli SpA	116	11,225
Capri Holdings Ltd.(1)	868	17,803
Carter's, Inc.	1,030	34,556
Cie Financiere Richemont SA, ADR	2,980	60,494
Columbia Sportswear Co.	6	372
Crocs, Inc.(1)	514	46,625
Deckers Outdoor Corp.(1)	456	53,475
G-III Apparel Group Ltd.	365	11,165
Gildan Activewear, Inc.	143	9,737
Goldwin, Inc.	2,400	37,848
Hermes International SCA, ADR	186	44,826
Kering SA, ADR	99	3,321
Kontoor Brands, Inc.	2,140	139,549
Lululemon Athletica, Inc.(1)	41	7,592
LVMH Moet Hennessy Louis Vuitton SE, ADR	570	72,789
Movado Group, Inc.	45	1,123
NIKE, Inc., Class B	124,961	7,770,075
Oxford Industries, Inc.	168	6,651
Pandora AS, ADR	675	6,656
PVH Corp.	365	25,039
Ralph Lauren Corp.	33	11,966
Steven Madden Ltd.	968	34,945
Superior Group of Cos., Inc.	2,750	27,307
Swatch Group AG, ADR	21	266
Tapestry, Inc.	684	106,341
VF Corp.	37	719
Wolverine World Wide, Inc.	711	12,563
		8,572,180
Tobacco — 0.2%
Altria Group, Inc.	6,663	460,013
British American Tobacco PLC, ADR	1,367	85,643
Imperial Brands PLC, ADR	992	44,471
Japan Tobacco, Inc., ADR	2,186	41,709
Philip Morris International, Inc.	2,717	507,617
		1,139,453
Trading Companies and Distributors — 0.7%
AerCap Holdings NV	281	41,993
Air Lease Corp.	175	11,347
Alligo AB, Class B	1,302	19,674
Applied Industrial Technologies, Inc.	1,466	414,262
Boise Cascade Co.	1,012	83,733
Brenntag SE, ADR	1,771	22,031
Bunzl PLC, ADR	837	12,413
DNOW, Inc.(1)	8,084	95,229
DXP Enterprises, Inc.(1)	3	415
88

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Fastenal Co.	6,295	$289,822
Ferguson Enterprises, Inc.	4,013	1,046,430
Finning International, Inc.	2,400	161,800
FTAI Aviation Ltd.	70	21,406
GATX Corp.	2,389	439,982
Herc Holdings, Inc.	296	41,378
ITOCHU Corp., ADR	3,291	47,423
Marubeni Corp., ADR	16	6,086
McGrath RentCorp	1,569	174,081
Mitsubishi Corp., ADR	260	8,798
Mitsui & Co. Ltd., ADR	124	93,067
Momentum Group AB	1,302	18,751
MSC Industrial Direct Co., Inc., Class A	34	3,191
Rexel SA	2,357	102,077
Rexel SA, ADR	36	1,583
RS Group PLC	40,000	375,807
Rush Enterprises, Inc., Class A	8,344	592,174
SiteOne Landscape Supply, Inc.(1)	5	714
Sumitomo Corp., ADR	496	21,120
Toromont Industries Ltd.	1,000	155,200
United Rentals, Inc.	481	404,040
Watsco, Inc.	42	17,528
WESCO International, Inc.	95	27,502
WW Grainger, Inc.	150	171,709
		4,922,766
Transportation Infrastructure — 0.0%
Aena SME SA, ADR	50	797
Water Utilities — 0.1%
American States Water Co.	1,329	99,050
American Water Works Co., Inc.	2,805	381,564
California Water Service Group	1,000	45,080
Essential Utilities, Inc.	59	2,358
H2O America	235	12,641
Middlesex Water Co.	555	29,970
Severn Trent PLC, ADR	149	6,675
United Utilities Group PLC, ADR	614	23,044
		600,382
Wireless Telecommunication Services — 0.1%
KDDI Corp., ADR	689	11,734
SoftBank Corp., ADR	585	7,956
SoftBank Group Corp., ADR	1,709	22,320
Telephone & Data Systems, Inc.	5,254	235,116
T-Mobile U.S., Inc.	825	179,099
Vodafone Group PLC, ADR	541	8,310
		464,535
TOTAL COMMON STOCKS (Cost $663,873,885)		585,919,033
EXCHANGE-TRADED FUNDS — 10.8%
Capital Group Dividend Value ETF	2,319	105,723
Capital Group Growth ETF	2,555	110,299
Capital Group International Focus Equity ETF	444	14,346
ClearBridge Large Cap Growth Select ETF	13,600	1,074,843
Fidelity Enhanced Large Cap Growth ETF	30,000	1,186,500
89

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Franklin FTSE Brazil ETF	500	$12,035
Innovator Emerging Markets Power Buffer ETF-October	44,917	1,494,838
Innovator International Developed Power Buffer ETF - January	3,982	149,922
Innovator International Developed Power Buffer ETF - July	57,002	1,987,637
Innovator International Developed Power Buffer ETF - October	54,839	1,997,236
Innovator U.S. Equity Power Buffer ETF - December	19,932	869,035
Innovator U.S. Equity Power Buffer ETF - February	14,103	579,210
Innovator U.S. Equity Power Buffer ETF - January	1,195	56,524
Innovator U.S. Equity Power Buffer ETF - July	54,678	2,558,384
Innovator U.S. Equity Power Buffer ETF - November	7,715	324,479
Innovator U.S. Equity Power Buffer ETF - October	1,826	80,600
Innovator U.S. Small Cap Power Buffer ETF - July	9,797	318,044
Innovator U.S. Small Cap Power Buffer ETF - October	8,407	291,926
Invesco KBW Bank ETF	1,942	158,972
Invesco QQQ Trust	9,859	5,987,272
Invesco RAFI U.S. 1500 Small-Mid ETF	35,794	1,735,150
Invesco S&P 500 High Dividend Low Volatility ETF	875	45,885
iShares 0-3 Month Treasury Bond ETF	2,071	208,425
iShares 1-3 Year Treasury Bond ETF	5,045	419,643
iShares Core MSCI EAFE ETF	444	43,654
iShares Core MSCI Emerging Markets ETF	206	15,813
iShares Core MSCI International Developed Markets ETF	9,451	856,450
iShares Core S&P 500 ETF	5,326	3,671,638
iShares Core S&P Mid-Cap ETF	570	40,749
iShares Core S&P Small-Cap ETF	14,534	1,885,060
iShares ESG Aware MSCI USA ETF	6,862	1,023,742
iShares Expanded Tech Sector ETF	960	119,261
iShares Global 100 ETF	3,900	497,562
iShares International Equity Factor ETF	1,743	72,544
iShares International Select Dividend ETF	1,630	72,828
iShares MSCI EAFE Growth ETF	1,049	129,037
iShares MSCI EAFE Min Vol Factor ETF	672	63,753
iShares MSCI EAFE Small-Cap ETF	81	6,943
iShares MSCI EAFE Value ETF	13,219	1,054,347
iShares MSCI Emerging Markets ETF	400	25,032
iShares MSCI Emerging Markets ex China ETF	1,970	172,730
iShares MSCI Emerging Markets Min Vol Factor ETF	580	39,921
iShares MSCI Japan ETF	100	9,237
iShares MSCI Japan Value ETF	1,201	55,462
iShares MSCI South Korea ETF(2)	200	30,274
iShares MSCI Taiwan ETF	100	7,567
iShares MSCI USA Min Vol Factor ETF	1,446	141,433
iShares MSCI USA Momentum Factor ETF	152	38,450
iShares MSCI USA Value Factor ETF	12,241	1,845,820
iShares Russell 1000 ETF	275	103,472
iShares Russell 1000 Growth ETF	10,000	4,501,900
iShares Russell 2000 ETF(2)	10,889	2,846,494
iShares Russell 2000 Growth ETF(2)	1,868	626,247
iShares Russell 2000 Value ETF	45	8,890
iShares Russell 3000 ETF	1,142	446,134
iShares Russell Mid-Cap Growth ETF	116	15,863
iShares Russell Mid-Cap Value ETF	184	28,319
iShares Russell Top 200 Growth ETF	2,610	684,603
90

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
iShares S&P 500 Growth ETF	1,606	$192,013
iShares S&P 500 Value ETF	331	73,512
iShares S&P Small-Cap 600 Growth ETF	100	15,224
iShares Select U.S. REIT ETF	400	26,452
iShares U.S. Equity Factor ETF	2,609	180,282
iShares U.S. Technology ETF	2,528	479,258
ProShares DJ Brookfield Global Infrastructure ETF	1,434	88,965
ProShares S&P 500 Dividend Aristocrats ETF	1,194	136,820
ProShares S&P 500 Ex-Financials ETF	5,800	434,470
ProShares Ultra Energy	320	17,760
ProShares Ultra Financials	420	33,329
ProShares Ultra Materials	1,600	53,504
ProShares Ultra Technology	3,200	275,552
Putnam Focused Large Cap Value ETF	1,088	52,714
Schwab Fundamental International Equity ETF	1,540	81,250
Schwab U.S. Broad Market ETF	3,595	95,232
Schwab U.S. Dividend Equity ETF	3,629	115,293
Schwab U.S. Large-Cap ETF	4,425	119,741
State Street Energy Select Sector SPDR ETF	1,182	66,097
State Street Financial Select Sector SPDR ETF	37,350	1,920,911
State Street Health Care Select Sector SPDR ETF	14,577	2,335,235
State Street Industrial Select Sector SPDR ETF	13,097	2,320,003
State Street SPDR Dow Jones Industrial Average ETF Trust	1,328	650,268
State Street SPDR NYSE Technology ETF	791	212,368
State Street SPDR Portfolio Developed World ex-U.S. ETF	3,300	164,571
State Street SPDR Portfolio Emerging Markets ETF	2,600	131,326
State Street SPDR Portfolio S&P 500 ETF	39,545	3,193,654
State Street SPDR S&P 500 ETF Trust	697	478,135
State Street SPDR S&P Bank ETF	500	30,525
State Street SPDR S&P Biotech ETF	275	35,027
State Street SPDR S&P Emerging Markets Small Cap ETF	1,335	93,517
State Street SPDR S&P MidCap 400 ETF Trust	11,561	7,547,252
T. Rowe Price Growth ETF	2,921	121,747
Vanguard Communication Services ETF	8	1,537
Vanguard Dividend Appreciation ETF	579	131,838
Vanguard Energy ETF	6,857	1,080,595
Vanguard Extended Market ETF	389	84,187
Vanguard FTSE All World ex-U.S. Small-Cap ETF	5,835	933,892
Vanguard FTSE All-World ex-U.S. ETF, Class U	3,964	324,334
Vanguard FTSE Emerging Markets ETF	693	40,263
Vanguard Growth ETF	2,046	942,940
Vanguard Health Care ETF	1,500	443,265
Vanguard High Dividend Yield ETF	1,013	157,066
Vanguard Information Technology ETF	50	36,335
Vanguard Intermediate-Term Treasury ETF	1,115	67,714
Vanguard International Dividend Appreciation ETF	250	24,060
Vanguard Materials ETF	2,153	525,612
Vanguard Mega Cap Growth ETF	3,000	1,160,850
Vanguard Real Estate ETF	1,196	114,445
Vanguard Russell 3000 ETF	800	242,880
Vanguard S&P 500 ETF	22	13,883
Vanguard Small-Cap Value ETF	409	94,029
Vanguard Total International Stock ETF	169	14,164
91

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Vanguard Total Stock Market ETF	372	$126,022
Vanguard Total World Stock ETF	37	5,470
Vanguard U.S. Minimum Volatility ETF	559	78,226
Vanguard U.S. Momentum Factor ETF	6,062	1,266,231
Vanguard U.S. Multifactor ETF	680	110,350
Vanguard U.S. Value Factor ETF	7,749	1,094,624
Vanguard Utilities ETF	100	20,587
Vanguard Value ETF, Class A	428	88,707
WisdomTree Emerging Markets High Dividend Fund	448	23,180
WisdomTree International MidCap Dividend Fund	259	23,118
WisdomTree International SmallCap Dividend Fund	401	35,785
WisdomTree True Developed International Fund	287	21,270
WisdomTree Emerging Markets SmallCap Dividend Fund	4,196	272,033
WisdomTree International High Dividend Fund	327	18,829
WisdomTree U.S. High Dividend Fund	1,020	114,985
WisdomTree U.S. Quality Dividend Growth Fund	27,009	2,512,917
WisdomTree U.S. SmallCap Dividend Fund	3,315	122,788
TOTAL EXCHANGE-TRADED FUNDS (Cost $37,231,735)		77,089,175
AFFILIATED EXCHANGE-TRADED FUNDS(3) — 6.6%
Avantis Emerging Markets Equity ETF	17,991	1,595,802
Avantis Emerging Markets Value ETF	475	31,426
Avantis International Equity ETF	113,469	10,461,842
Avantis International Small Cap Value ETF	4,604	506,854
Avantis Real Estate ETF	7,010	333,361
Avantis U.S. Equity ETF	32,525	3,788,512
Avantis U.S. Large Cap Equity ETF	30,180	2,456,350
Avantis U.S. Large Cap Value ETF	2,246	188,170
Avantis U.S. Quality ETF	442,171	26,378,418
Avantis U.S. Small Cap Equity ETF	8,907	571,562
Avantis U.S. Small Cap Value ETF	2,596	293,296
TOTAL AFFILIATED EXCHANGE-TRADED FUNDS (Cost $13,919,314)		46,605,593
RIGHTS — 0.0%
Food Products — 0.0%
TreeHouse Foods, Inc.(1) (Cost $91)	47	91
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	212,466	212,466
State Street Navigator Securities Lending Government Money Market Portfolio(4)	2,639,897	2,639,897
TOTAL SHORT-TERM INVESTMENTS (Cost $2,852,363)		2,852,363
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $717,877,388)		712,466,255
OTHER ASSETS AND LIABILITIES — (0.3)%		(2,159,031)
TOTAL NET ASSETS — 100.0%		$710,307,224

92

Schedule of Investments - Avantis Total Equity Markets ETF

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,586,686. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,639,897.

AFFILIATED FUND TRANSACTIONS
A summary of transactions for each affiliated fund for the period ended February 28, 2026 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis Real Estate ETF	—	$278	—	$55	$333	7	—	—
Avantis U.S. Equity ETF	—	2,415	—	1,374	3,789	33	—	—
Avantis U.S. Large Cap Equity ETF	—	1,827	—	629	2,456	30	—	—
Avantis U.S. Large Cap Value ETF	—	133	—	55	188	2	—	—
Avantis U.S. Quality ETF	—	1,710	—	24,668	26,378	442	—	—
Avantis U.S. Small Cap Equity ETF	—	432	—	140	572	9	—	—
Avantis U.S. Small Cap Value ETF	—	219	—	74	293	3	—	—
Avantis Emerging Markets Equity ETF	—	885	—	711	1,596	18	—	—
Avantis Emerging Markets Value ETF	—	24	—	8	32	—	—	—
Avantis International Equity ETF	—	5,708	—	4,754	10,462	113	—	—
Avantis International Small Cap Value ETF	—	288		219	507	5	—	—
	—	$13,919	—	$32,687	$46,606	662	—	—
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$570,036,155	$15,882,878	—
Exchange-Traded Funds	77,089,175	—	—
Underlying Funds	46,605,593	—	—
Rights	91	—	—
Short-Term Investments	2,852,363	—	—
	$696,583,377	$15,882,878	—

See Notes to Financial Statements.
93

Schedule of Investments - Avantis U.S. Equity ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.7%
AAR Corp.(1)	5,233	$613,151
AeroVironment, Inc.(1)	2,366	596,824
AerSale Corp.(1)	7,009	54,670
Astronics Corp.(1)	22,962	1,851,196
ATI, Inc.(1)	87,055	14,241,327
Boeing Co.(1)	55,171	12,553,058
BWX Technologies, Inc.	44,832	9,234,495
Carpenter Technology Corp.	18,736	7,458,240
Curtiss-Wright Corp.	5,245	3,673,231
Ducommun, Inc.(1)	7,176	886,882
Firefly Aerospace, Inc.(1)(2)	3,408	65,672
General Dynamics Corp.	21,778	7,775,835
General Electric Co.	108,620	37,176,281
Hexcel Corp.	23,634	2,190,636
Howmet Aerospace, Inc.	33,986	8,922,345
Huntington Ingalls Industries, Inc.	13,323	5,922,340
Innovative Solutions & Support, Inc.(1)	661	17,146
Kratos Defense & Security Solutions, Inc.(1)	8,342	718,914
L3Harris Technologies, Inc.	2,143	781,209
Leonardo DRS, Inc.	7,288	316,226
Lockheed Martin Corp.	36,353	23,923,182
Moog, Inc., Class A	5,158	1,740,464
National Presto Industries, Inc.	775	102,254
Northrop Grumman Corp.	11,251	8,149,999
Park Aerospace Corp.	1,253	33,104
Rocket Lab Corp.(1)	829	57,284
RTX Corp.	119,456	24,204,175
StandardAero, Inc.(1)	2,438	75,090
Textron, Inc.	62,733	6,188,610
TransDigm Group, Inc.	4,415	5,751,818
VSE Corp.	3,006	682,572
Woodward, Inc.	19,002	7,349,214
		193,307,444
Air Freight and Logistics — 0.7%
CH Robinson Worldwide, Inc.	23,355	4,326,514
Expeditors International of Washington, Inc.	80,101	11,617,048
FedEx Corp.	85,986	33,276,582
Hub Group, Inc., Class A	24,387	1,050,348
Radiant Logistics, Inc.(1)	13,283	98,560
United Parcel Service, Inc., Class B	205,729	23,856,335
		74,225,387
Automobile Components — 0.4%
Aptiv PLC(1)	121,980	8,970,409
Autoliv, Inc.	48,675	5,768,961
BorgWarner, Inc.	156,748	9,023,982
Dana, Inc.	126,746	4,339,783
Dauch Corp.(1)	102,149	674,183
Dorman Products, Inc.(1)	12,554	1,479,614
Fox Factory Holding Corp.(1)	4,583	77,178
Gentex Corp.	83,449	1,952,707
94

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Gentherm, Inc.(1)	14,227	$466,219
Goodyear Tire & Rubber Co.(1)	235,269	1,940,969
LCI Industries	16,558	2,205,526
Lear Corp.	35,628	4,676,175
Mobileye Global, Inc., Class A(1)	370	3,130
Motorcar Parts of America, Inc.(1)	7,061	73,011
Patrick Industries, Inc.	18,489	2,288,753
Phinia, Inc.	28,026	2,035,528
QuantumScape Corp.(1)(2)	33,428	231,322
Solid Power, Inc.(1)	7,320	25,913
Standard Motor Products, Inc.	10,896	432,353
Stoneridge, Inc.(1)	17,256	136,150
Strattec Security Corp.(1)	3,424	301,312
Visteon Corp.	19,025	1,820,122
XPEL, Inc.(1)	12,246	521,925
		49,445,225
Automobiles — 1.4%
Ford Motor Co.	1,836,896	25,881,865
General Motors Co.	478,849	37,690,205
Harley-Davidson, Inc.	76,460	1,376,280
Lucid Group, Inc.(1)(2)	7,760	77,600
Rivian Automotive, Inc., Class A(1)	126,506	1,939,337
Tesla, Inc.(1)	224,411	90,327,671
Thor Industries, Inc.	26,955	2,591,184
Winnebago Industries, Inc.	11,121	443,617
		160,327,759
Banks — 5.1%
1st Source Corp.	8,000	536,080
ACNB Corp.	2,854	143,842
Amalgamated Financial Corp.	12,701	488,861
Amerant Bancorp, Inc.	10,090	215,421
Ameris Bancorp	22,399	1,739,506
Ames National Corp.	775	20,933
Arrow Financial Corp.	6,652	221,578
Associated Banc-Corp.	55,669	1,470,218
Atlantic Union Bankshares Corp.	40,163	1,488,441
Avidia Bancorp, Inc.	6,132	114,852
Axos Financial, Inc.(1)	40,407	3,508,136
Banc of California, Inc.	54,673	1,009,810
BancFirst Corp.	5,435	597,850
Bancorp, Inc.(1)	34,928	1,833,371
Bank First Corp.	3,389	456,397
Bank of America Corp.	933,769	46,529,709
Bank of Hawaii Corp.	20,346	1,541,616
Bank of Marin Bancorp	3,688	91,794
Bank of NT Butterfield & Son Ltd.	34,587	1,755,290
Bank OZK	65,821	3,064,626
BankUnited, Inc.	32,406	1,513,360
Bankwell Financial Group, Inc.	1,020	47,634
Banner Corp.	12,435	731,800
Bar Harbor Bankshares	5,263	169,784
BayCom Corp.	535	15,729
BCB Bancorp, Inc.	4,574	36,592
95

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Beacon Financial Corp.	28,756	$855,203
Blue Foundry Bancorp(1)	5,221	68,813
BOK Financial Corp.	6,207	780,344
Bridgewater Bancshares, Inc.(1)	8,610	157,391
Burke & Herbert Financial Services Corp.	7,934	511,267
Business First Bancshares, Inc.	12,604	344,089
Byline Bancorp, Inc.	13,028	406,474
California BanCorp	8,798	161,091
Camden National Corp.	4,803	221,706
Capital Bancorp, Inc.	2,458	72,290
Capital City Bank Group, Inc.	4,958	212,426
Capitol Federal Financial, Inc.	22,379	160,681
Carter Bankshares, Inc.(1)	8,717	181,662
Cathay General Bancorp	25,868	1,285,898
Central Pacific Financial Corp.	13,756	438,129
Chemung Financial Corp.	144	7,995
ChoiceOne Financial Services, Inc.	2,156	61,705
Citigroup, Inc.	328,698	36,219,233
Citizens & Northern Corp.	55	1,235
Citizens Financial Group, Inc.	123,469	7,431,599
Citizens Financial Services, Inc.	714	42,883
City Holding Co.	5,669	680,110
Civista Bancshares, Inc.	3,136	74,668
CNB Financial Corp.	8,109	227,133
CoastalSouth Bancshares, Inc.	280	6,874
Colony Bankcorp, Inc.	3,641	72,201
Columbia Banking System, Inc.	142,190	4,045,305
Columbia Financial, Inc.(1)	6,679	119,554
Commerce Bancshares, Inc.	54,568	2,782,422
Commercial Bancgroup, Inc.(1)	869	22,603
Community Financial System, Inc.	13,358	808,827
Community Trust Bancorp, Inc.	6,210	372,848
Community West Bancshares	4,338	100,772
ConnectOne Bancorp, Inc.	19,299	512,002
Cullen/Frost Bankers, Inc.	26,303	3,635,601
Customers Bancorp, Inc.(1)	16,290	1,098,598
CVB Financial Corp.	43,059	828,025
Dime Community Bancshares, Inc.	16,338	528,534
Eagle Bancorp, Inc.	11,185	284,658
East West Bancorp, Inc.	74,219	8,123,270
Eastern Bankshares, Inc.	65,563	1,282,412
Enterprise Financial Services Corp.	16,316	931,644
Equity Bancshares, Inc., Class A	5,941	266,632
Esquire Financial Holdings, Inc.	4,309	435,123
Farmers & Merchants Bancorp, Inc.	1,027	26,558
Farmers National Banc Corp.	11,930	154,255
FB Bancorp, Inc.(1)	883	11,629
FB Financial Corp.	11,525	630,302
Fidelity D&D Bancorp, Inc.	132	5,788
Fifth Third Bancorp	349,763	17,302,776
Financial Institutions, Inc.	6,255	196,282
First BanCorp	107,230	2,265,770
First Bancorp, Inc.	582	16,092
96

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
First Bancorp/Southern Pines NC	12,192	$692,384
First Bank	3,826	60,910
First Busey Corp.	27,667	701,635
First Business Financial Services, Inc.	3,890	212,588
First Citizens BancShares, Inc., Class A	4,059	7,704,591
First Commonwealth Financial Corp.	38,926	682,373
First Community Bankshares, Inc.	4,066	159,103
First Financial Bancorp	32,948	924,850
First Financial Bankshares, Inc.	31,637	978,532
First Financial Corp.	4,926	312,111
First Foundation, Inc.(1)	15,159	88,983
First Hawaiian, Inc.	40,710	1,007,980
First Horizon Corp.	153,906	3,661,424
First Internet Bancorp	1,280	25,958
First Interstate BancSystem, Inc., Class A	31,208	1,080,109
First Merchants Corp.	18,956	740,800
First Mid Bancshares, Inc.	9,160	375,652
Firstsun Capital Bancorp(1)(2)	1,454	53,027
Five Star Bancorp	6,382	248,451
Flagstar Bank NA	80,501	1,021,558
Flushing Financial Corp.	10,183	157,124
FNB Corp.	117,452	1,995,509
FS Bancorp, Inc.	1,347	53,220
Fulton Financial Corp.	78,889	1,613,280
FVCBankcorp, Inc.	1,399	21,601
German American Bancorp, Inc.	11,066	457,468
Glacier Bancorp, Inc.	27,922	1,270,172
Great Southern Bancorp, Inc.	4,002	246,243
Greene County Bancorp, Inc.	466	10,285
Hancock Whitney Corp.	31,499	2,072,949
Hanmi Financial Corp.	14,419	376,480
HBT Financial, Inc.	3,431	92,500
Heritage Commerce Corp.	23,982	298,096
Heritage Financial Corp.	11,693	308,812
Hilltop Holdings, Inc.	16,767	627,589
Hingham Institution For Savings	446	124,488
Home Bancorp, Inc.	1,059	62,587
Home BancShares, Inc.	54,462	1,495,527
HomeTrust Bancshares, Inc.	6,112	257,560
Hope Bancorp, Inc.	42,441	477,886
Horizon Bancorp, Inc.	14,391	242,344
Huntington Bancshares, Inc.	687,546	11,550,773
Independent Bank Corp.	16,857	1,316,026
Independent Bank Corp. (Michigan)	12,465	433,159
International Bancshares Corp.	31,494	2,113,562
John Marshall Bancorp, Inc.	916	17,587
JPMorgan Chase & Co.	493,266	148,127,780
Kearny Financial Corp.	12,712	97,247
KeyCorp	342,792	7,109,506
Lakeland Financial Corp.	8,749	508,229
LINKBANCORP, Inc.	1,939	16,772
Live Oak Bancshares, Inc.	13,585	492,728
M&T Bank Corp.	43,704	9,482,894
97

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
MainStreet Bancshares, Inc.	24	$533
Mercantile Bank Corp.	9,460	488,704
Metrocity Bankshares, Inc.	10,634	298,815
Metropolitan Bank Holding Corp.	3,953	332,645
Mid Penn Bancorp, Inc.	2,950	94,902
Midland States Bancorp, Inc.	11,214	248,166
MVB Financial Corp.	4,220	113,940
National Bank Holdings Corp., Class A	14,568	582,574
National Bankshares, Inc.	152	5,708
NB Bancorp, Inc.	18,881	402,921
NBT Bancorp, Inc.	16,101	687,835
Nicolet Bankshares, Inc.	5,511	841,860
Northeast Bank	4,950	548,856
Northfield Bancorp, Inc.	12,437	165,910
Northpointe Bancshares, Inc.	7,306	131,946
Northrim BanCorp, Inc.	15,098	354,652
Northwest Bancshares, Inc.	46,853	583,320
NU Holdings Ltd., Class A(1)	215,588	3,229,508
Oak Valley Bancorp	715	22,880
OceanFirst Financial Corp.	18,592	335,772
OFG Bancorp	30,055	1,204,604
Old National Bancorp	112,243	2,592,813
Old Second Bancorp, Inc.	23,685	464,937
OP Bancorp	18	240
Orange County Bancorp, Inc.	3,421	113,611
Origin Bancorp, Inc.	12,088	502,861
Orrstown Financial Services, Inc.	10,713	385,025
Park National Corp.	4,830	794,680
Parke Bancorp, Inc.	1,098	30,590
Pathward Financial, Inc.	15,335	1,392,265
PCB Bancorp	2,787	62,317
Peapack-Gladstone Financial Corp.	6,072	203,351
Peoples Bancorp, Inc.	16,716	539,425
Peoples Financial Services Corp.	2,085	111,756
Pinnacle Financial Partners, Inc.	54,126	4,912,476
Plumas Bancorp	742	37,323
PNC Financial Services Group, Inc.	90,778	19,276,708
Ponce Financial Group, Inc.(1)	1,651	26,829
Popular, Inc.	31,564	4,272,503
Preferred Bank	8,579	752,550
Primis Financial Corp.	1,437	18,983
Prosperity Bancshares, Inc.	20,539	1,445,329
Provident Financial Services, Inc.	72,781	1,531,312
QCR Holdings, Inc.	7,077	612,160
RBB Bancorp	7,395	158,993
Red River Bancshares, Inc.	679	60,227
Regions Financial Corp.	261,685	7,282,694
Renasant Corp.	28,357	1,067,641
Republic Bancorp, Inc., Class A	4,023	277,587
S&T Bancorp, Inc.	15,099	631,289
Seacoast Banking Corp. of Florida	26,384	821,070
ServisFirst Bancshares, Inc.	17,781	1,440,439
Shore Bancshares, Inc.	11,727	217,888
98

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Sierra Bancorp	3,045	$109,559
Simmons First National Corp., Class A	39,283	782,125
SmartFinancial, Inc.	4,615	180,954
South Plains Financial, Inc.	5,114	209,469
Southern First Bancshares, Inc.(1)	1,968	109,893
Southern Missouri Bancorp, Inc.	3,709	229,624
Southside Bancshares, Inc.	11,726	367,258
Southstate Bank Corp.	29,644	2,924,973
Stellar Bancorp, Inc.	16,752	630,880
Stock Yards Bancorp, Inc.	9,908	635,499
Texas Capital Bancshares, Inc.(1)	16,552	1,577,406
TFS Financial Corp.	6,338	88,859
Third Coast Bancshares, Inc.(1)	4,540	179,829
Timberland Bancorp, Inc.	1,261	48,019
Tompkins Financial Corp.	4,980	382,016
Towne Bank	23,572	807,577
TriCo Bancshares	12,596	601,837
Triumph Financial, Inc.(1)	5,400	301,644
Truist Financial Corp.	258,521	12,747,671
TrustCo Bank Corp.	7,202	312,351
Trustmark Corp.	23,728	1,010,576
U.S. Bancorp	374,073	20,446,830
UMB Financial Corp.	24,607	2,851,459
United Bankshares, Inc.	36,719	1,516,495
United Community Banks, Inc.	37,740	1,214,096
United Security Bancshares	315	3,273
Unity Bancorp, Inc.	4,047	215,260
Univest Financial Corp.	10,243	343,653
Valley National Bancorp	142,456	1,796,370
WaFd, Inc.	37,135	1,157,127
Washington Trust Bancorp, Inc.	5,861	197,457
Webster Financial Corp.	62,431	4,503,148
Wells Fargo & Co.	648,376	52,810,225
WesBanco, Inc.	27,571	961,401
West BanCorp, Inc.	3,026	73,683
Westamerica Bancorporation	16,207	820,885
Western Alliance Bancorp	51,032	4,098,890
Western New England Bancorp, Inc.	90	1,157
Wintrust Financial Corp.	33,162	4,777,318
WSFS Financial Corp.	21,122	1,341,458
Zions Bancorp NA	82,337	4,716,263
		571,874,004
Beverages — 0.9%
Boston Beer Co., Inc., Class A(1)	5,711	1,295,140
Brown-Forman Corp., Class A	11,535	338,668
Brown-Forman Corp., Class B	141,831	4,093,243
Celsius Holdings, Inc.(1)	58,223	3,121,335
Coca-Cola Co.	391,135	31,900,970
Coca-Cola Consolidated, Inc.	50,974	10,317,137
Constellation Brands, Inc., Class A	37,636	5,941,219
Keurig Dr. Pepper, Inc.	87,506	2,649,682
MGP Ingredients, Inc.	6,961	132,259
Molson Coors Beverage Co., Class B	72,001	3,527,329
99

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Monster Beverage Corp.(1)	123,990	$10,576,347
National Beverage Corp.(1)	17,097	621,476
PepsiCo, Inc.	167,366	28,408,705
Primo Brands Corp., Class A	5,785	131,204
		103,054,714
Biotechnology — 2.1%
4D Molecular Therapeutics, Inc.(1)	5,616	54,251
AbbVie, Inc.	210,870	48,938,710
Absci Corp.(1)(2)	2,010	5,507
ACADIA Pharmaceuticals, Inc.(1)	296	7,270
ADMA Biologics, Inc.(1)	10,777	167,798
Agios Pharmaceuticals, Inc.(1)	9,999	302,270
Alkermes PLC(1)	82,511	2,483,581
Amgen, Inc.	70,829	27,492,985
Anika Therapeutics, Inc.(1)	3,415	49,039
Annexon, Inc.(1)	3,874	21,694
Arcturus Therapeutics Holdings, Inc.(1)(2)	6,635	54,606
Arcus Biosciences, Inc.(1)	786	16,011
Arrowhead Pharmaceuticals, Inc.(1)	12,615	798,151
Atrium Therapeutics, Inc.(1)	303	4,472
Aurinia Pharmaceuticals, Inc.(1)	85,418	1,210,373
Beam Therapeutics, Inc.(1)	11,104	316,020
Bicara Therapeutics, Inc.(1)	12,680	212,770
BioCryst Pharmaceuticals, Inc.(1)	1,145	10,019
Biogen, Inc.(1)	36,087	6,922,208
BioMarin Pharmaceutical, Inc.(1)	28,756	1,775,108
Catalyst Pharmaceuticals, Inc.(1)	84,862	1,958,615
Celldex Therapeutics, Inc.(1)	5,394	162,305
CG oncology, Inc.(1)	4,840	284,592
CRISPR Therapeutics AG(1)	15,609	938,725
Cullinan Therapeutics, Inc.(1)	15,101	234,066
Day One Biopharmaceuticals, Inc.(1)	1,743	18,476
Denali Therapeutics, Inc.(1)	19,379	410,447
Dianthus Therapeutics, Inc.(1)	4,074	224,844
Dyne Therapeutics, Inc.(1)	3,388	52,921
Emergent BioSolutions, Inc.(1)	39,744	323,914
Entrada Therapeutics, Inc.(1)	6,979	83,259
Erasca, Inc.(1)	18,397	251,303
Exelixis, Inc.(1)	177,176	7,806,375
Gilead Sciences, Inc.	425,923	63,441,231
GRAIL, Inc.(1)	23,810	1,267,406
Halozyme Therapeutics, Inc.(1)	34,457	2,395,795
Ideaya Biosciences, Inc.(1)	12,633	406,783
Immunome, Inc.(1)	4,294	93,867
Incyte Corp.(1)	32,034	3,244,083
Intellia Therapeutics, Inc.(1)(2)	12,883	177,528
Iovance Biotherapeutics, Inc.(1)	28,583	110,330
Janux Therapeutics, Inc.(1)	696	9,473
Keros Therapeutics, Inc.(1)	1,224	17,369
Krystal Biotech, Inc.(1)	901	248,352
Kura Oncology, Inc.(1)	4,464	38,971
Larimar Therapeutics, Inc.(1)(2)	1,400	7,434
Lyell Immunopharma, Inc.(1)	346	8,304
100

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
MiMedx Group, Inc.(1)	48,591	$237,610
Moderna, Inc.(1)	38,492	2,062,016
Monte Rosa Therapeutics, Inc.(1)(2)	74,295	1,318,736
Myriad Genetics, Inc.(1)	2,500	11,525
Neurocrine Biosciences, Inc.(1)	21,720	2,872,470
Newamsterdam Pharma Co. NV(1)	293	10,390
Nkarta, Inc.(1)	3,657	9,874
Nurix Therapeutics, Inc.(1)	7,326	116,996
Nuvalent, Inc., Class A(1)	2,067	210,731
Olema Pharmaceuticals, Inc.(1)	8,257	199,819
Organogenesis Holdings, Inc.(1)	9,486	30,450
ORIC Pharmaceuticals, Inc.(1)	7,147	96,127
Oruka Therapeutics, Inc.(1)	3,559	122,465
PDL BioPharma, Inc.(1)	1,937	19
Praxis Precision Medicines, Inc.(1)	597	201,040
Puma Biotechnology, Inc.(1)(2)	34,919	199,038
Recursion Pharmaceuticals, Inc., Class A(1)	646	2,371
Regeneron Pharmaceuticals, Inc.	19,319	15,101,083
Relay Therapeutics, Inc.(1)	33,259	341,237
Replimune Group, Inc.(1)	8,592	65,729
Revolution Medicines, Inc.(1)	19,211	1,959,906
Rigel Pharmaceuticals, Inc.(1)	18,569	645,087
Roivant Sciences Ltd.(1)	74,077	2,143,788
Sarepta Therapeutics, Inc.(1)	8,611	144,320
Seres Therapeutics, Inc.(1)	1,022	8,932
Sionna Therapeutics, Inc.(1)	890	32,521
Stoke Therapeutics, Inc.(1)	679	24,722
Tyra Biosciences, Inc.(1)	528	17,588
United Therapeutics Corp.(1)	18,762	9,454,172
Upstream Bio, Inc.(1)	4,515	34,675
Vanda Pharmaceuticals, Inc.(1)	11,217	99,944
Vaxcyte, Inc.(1)	18,629	1,150,154
Vertex Pharmaceuticals, Inc.(1)	45,934	22,821,389
Vir Biotechnology, Inc.(1)	32,244	293,098
Voyager Therapeutics, Inc.(1)	22,313	91,483
Xencor, Inc.(1)	13,198	168,538
Zymeworks, Inc.(1)	2,081	48,467
		237,408,121
Broadline Retail — 3.5%
Amazon.com, Inc.(1)	1,676,631	352,092,510
Coupang, Inc.(1)	294,496	5,618,984
Dillard's, Inc., Class A	2,040	1,229,692
eBay, Inc.	147,353	13,388,493
Kohl's Corp.	114,040	1,866,835
Macy's, Inc.	221,285	4,377,017
MercadoLibre, Inc.(1)	9,072	15,944,766
Ollie's Bargain Outlet Holdings, Inc.(1)	12,976	1,389,729
		395,908,026
Building Products — 0.7%
A.O. Smith Corp.	57,087	4,452,786
AAON, Inc.	20,065	2,030,578
Advanced Drainage Systems, Inc.	43,014	7,370,019
American Woodmark Corp.(1)	5,140	257,514
101

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Apogee Enterprises, Inc.	16,125	$642,097
Armstrong World Industries, Inc.	30,905	5,362,017
AZZ, Inc.	8,568	1,165,077
Builders FirstSource, Inc.(1)	31,030	3,236,119
Carlisle Cos., Inc.	20,300	8,013,831
CSW Industrials, Inc.	26	7,653
Fortune Brands Innovations, Inc.	25,222	1,370,563
Gibraltar Industries, Inc.(1)	9,735	442,748
Griffon Corp.	16,024	1,365,886
Hayward Holdings, Inc.(1)	24,202	387,232
Insteel Industries, Inc.	12,822	478,004
Janus International Group, Inc.(1)	54,888	382,020
JELD-WEN Holding, Inc.(1)	40,328	79,043
Johnson Controls International PLC	32,752	4,726,114
Lennox International, Inc.	15,893	9,058,056
Masterbrand, Inc.(1)	8,372	84,725
Modine Manufacturing Co.(1)	456	103,626
Owens Corning	51,974	6,344,466
Quanex Building Products Corp.	19,468	399,678
Simpson Manufacturing Co., Inc.	17,229	3,335,018
Tecnoglass, Inc.(2)	17,099	779,030
Trane Technologies PLC	31,707	14,658,780
Trex Co., Inc.(1)	46,947	1,944,545
UFP Industries, Inc.	30,199	3,107,779
Zurn Elkay Water Solutions Corp.	30,406	1,550,098
		83,135,102
Capital Markets — 3.3%
Acadian Asset Management, Inc.	5,129	276,248
Affiliated Managers Group, Inc.	4,209	1,288,712
Ameriprise Financial, Inc.	45,866	21,562,524
Ares Management Corp., Class A	129	14,449
Artisan Partners Asset Management, Inc., Class A	53,646	2,160,861
Bakkt, Inc.(1)(2)	3,169	30,296
Bank of New York Mellon Corp.	185,725	22,119,847
BGC Group, Inc., Class A	86,212	820,738
Blackrock, Inc.	16,980	18,053,645
Blackstone, Inc.	63,640	7,214,867
Carlyle Group, Inc.	69,905	3,634,361
Cboe Global Markets, Inc.	12,639	3,788,161
Charles Schwab Corp.	320,687	30,529,402
CME Group, Inc.	56,216	17,961,012
Cohen & Steers, Inc.	10,757	719,321
Coinbase Global, Inc., Class A(1)	26,097	4,589,157
Diamond Hill Investment Group, Inc.	1,266	217,587
DigitalBridge Group, Inc.	19,441	300,363
Evercore, Inc., Class A	13,472	4,160,692
FactSet Research Systems, Inc.	6,477	1,404,278
Federated Hermes, Inc.	37,646	2,108,552
Franklin Resources, Inc.	67,607	1,794,290
Galaxy Digital, Inc., Class A(1)(2)	46,899	965,650
Goldman Sachs Group, Inc.	60,074	51,637,808
Hamilton Lane, Inc., Class A	8,513	893,354
Houlihan Lokey, Inc.	10,765	1,762,984
102

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Interactive Brokers Group, Inc., Class A	48,594	$3,459,407
Intercontinental Exchange, Inc.	34,069	5,591,745
Invesco Ltd.	79,102	2,077,219
Janus Henderson Group PLC	31,678	1,650,424
Jefferies Financial Group, Inc.	73,892	3,280,805
KKR & Co., Inc.	92,373	8,099,265
Lazard, Inc.	22,551	1,141,081
LPL Financial Holdings, Inc.	33,151	9,957,897
MarketAxess Holdings, Inc.	9,633	1,849,536
Moelis & Co., Class A	22,207	1,318,208
Moody's Corp.	21,669	10,348,898
Morgan Stanley	259,438	43,199,021
MSCI, Inc.	4,624	2,644,142
Nasdaq, Inc.	14,583	1,277,179
Northern Trust Corp.	95,231	13,626,604
Oppenheimer Holdings, Inc., Class A	4,419	381,316
Piper Sandler Cos.	5,619	1,660,695
Raymond James Financial, Inc.	71,357	10,923,330
Robinhood Markets, Inc., Class A(1)	116,835	8,861,935
S&P Global, Inc.	17,302	7,645,408
SEI Investments Co.	47,976	3,901,408
State Street Corp.	79,007	10,161,880
Stifel Financial Corp.	55,225	4,089,411
StoneX Group, Inc.(1)	28,014	3,571,785
T. Rowe Price Group, Inc.	83,487	7,900,375
Tradeweb Markets, Inc., Class A	10,402	1,282,099
Victory Capital Holdings, Inc., Class A	13,915	962,640
Virtu Financial, Inc., Class A	15,073	624,173
Virtus Investment Partners, Inc.	4,069	562,987
WisdomTree, Inc.(2)	100,733	1,723,542
		373,783,574
Chemicals — 1.3%
AdvanSix, Inc.	14,686	261,851
Air Products & Chemicals, Inc.	50,737	13,986,669
Albemarle Corp.	26,691	4,768,881
American Vanguard Corp.(1)	8,502	39,194
Ashland, Inc.	16,210	1,010,856
Aspen Aerogels, Inc.(1)	9,004	28,092
Avient Corp.	19,373	795,649
Axalta Coating Systems Ltd.(1)	58,934	1,968,985
Balchem Corp.	3,463	628,292
Cabot Corp.	40,390	3,075,295
CF Industries Holdings, Inc.	96,994	9,654,783
Chemours Co.	128,444	2,342,819
Core Molding Technologies, Inc.(1)	4,990	91,068
Corteva, Inc.	129,030	10,337,884
Dow, Inc.	137,279	4,218,584
DuPont de Nemours, Inc.	65,239	3,264,560
Eastman Chemical Co.	40,089	3,027,120
Ecolab, Inc.	22,297	6,875,280
Ecovyst, Inc.(1)	60,284	679,401
Element Solutions, Inc.	388	13,615
FMC Corp.	41,130	606,256
103

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Hawkins, Inc.	12,433	$1,853,760
HB Fuller Co.	9,086	597,132
Huntsman Corp.	62,562	791,409
Ingevity Corp.(1)	31,297	2,254,323
Innospec, Inc.	7,471	572,129
International Flavors & Fragrances, Inc.	41,316	3,397,415
Intrepid Potash, Inc.(1)	1,937	71,611
Koppers Holdings, Inc.	8,464	319,939
Kronos Worldwide, Inc.	5,663	32,902
Linde PLC	46,511	23,631,309
LSB Industries, Inc.(1)	27,989	325,232
LyondellBasell Industries NV, Class A	118,836	6,835,447
Mativ Holdings, Inc.	45,278	490,814
Minerals Technologies, Inc.	14,102	995,883
Mosaic Co.	144,606	4,025,831
NewMarket Corp.	5,930	3,712,239
Olin Corp.	61,285	1,554,800
Orion SA	34,170	194,427
PPG Industries, Inc.	36,739	4,528,817
Quaker Chemical Corp.	5,381	791,168
Rayonier Advanced Materials, Inc.(1)	35,567	336,820
RPM International, Inc.	47,011	5,364,895
Sensient Technologies Corp.	10,185	1,034,083
Sherwin-Williams Co.	33,804	12,256,992
Solstice Advanced Materials, Inc.	17,628	1,383,974
Stepan Co.	7,999	407,069
Tronox Holdings PLC, Class A	44,630	333,832
Westlake Corp.	12,935	1,363,090
		147,132,476
Commercial Services and Supplies — 0.5%
ACCO Brands Corp.	41,539	169,064
Brady Corp., Class A	14,897	1,375,589
Brink's Co.	9,406	1,098,339
Casella Waste Systems, Inc., Class A(1)	7,406	689,943
Cintas Corp.	51,624	10,383,135
Civeo Corp.(1)	4,499	124,577
Clean Harbors, Inc.(1)	12,478	3,658,550
Copart, Inc.(1)	163,342	6,221,697
Ennis, Inc.	9,332	196,999
Healthcare Services Group, Inc.(1)	56,041	1,220,013
HNI Corp.	35,245	1,584,615
Interface, Inc.	43,198	1,360,305
Liquidity Services, Inc.(1)	1,198	37,869
MSA Safety, Inc.	7,290	1,424,539
OPENLANE, Inc.(1)	17,955	511,897
Quad/Graphics, Inc.	6,239	43,111
Republic Services, Inc.	14,218	3,255,922
Rollins, Inc.	43,506	2,649,080
UniFirst Corp.	3,623	850,753
Veralto Corp.	29,275	2,852,263
Virco Mfg. Corp.(2)	8,059	51,175
Waste Connections, Inc.	14,149	2,435,467
104

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Waste Management, Inc.	53,378	$12,855,557
		55,050,459
Communications Equipment — 0.7%
ADTRAN Holdings, Inc.(1)	7,433	75,817
Applied Optoelectronics, Inc.(1)	397	33,439
Arista Networks, Inc.(1)	192,870	25,748,145
Aviat Networks, Inc.(1)	6,959	174,253
BK Technologies Corp.(1)	2,926	254,825
Calix, Inc.(1)	7,712	399,250
Ciena Corp.(1)	31,937	11,136,432
Cisco Systems, Inc.	248,198	19,721,813
Clearfield, Inc.(1)	690	21,694
Digi International, Inc.(1)	6,190	302,196
Extreme Networks, Inc.(1)	14,090	196,978
F5, Inc.(1)	6,659	1,806,986
Harmonic, Inc.(1)	76,736	815,704
Motorola Solutions, Inc.	31,215	15,053,746
NETGEAR, Inc.(1)	20,566	424,071
NetScout Systems, Inc.(1)	10,960	320,142
Ribbon Communications, Inc.(1)	3,356	7,484
Ubiquiti, Inc.	1,796	1,377,514
Viasat, Inc.(1)	122,671	5,615,878
Viavi Solutions, Inc.(1)	7,385	219,408
		83,705,775
Construction and Engineering — 1.0%
Ameresco, Inc., Class A(1)	21,785	663,571
Argan, Inc.	11,125	5,020,156
Centuri Holdings, Inc.(1)	61,234	1,898,254
Comfort Systems USA, Inc.	19,211	27,459,627
Concrete Pumping Holdings, Inc.(1)	1,011	6,814
Dycom Industries, Inc.(1)	18,711	7,858,994
EMCOR Group, Inc.	25,432	18,428,536
Everus Construction Group, Inc.(1)	17,201	2,079,085
Fluor Corp.(1)	50,742	2,654,314
Granite Construction, Inc.	31,598	4,248,667
Great Lakes Dredge & Dock Corp.(1)	42,433	719,240
IES Holdings, Inc.(1)	6,642	3,290,115
MasTec, Inc.(1)	12,403	3,696,342
Matrix Service Co.(1)	10,188	111,966
MYR Group, Inc.(1)	8,094	2,185,056
NWPX Infrastructure, Inc.(1)	1,935	150,156
Orion Group Holdings, Inc.(1)	11,029	151,428
Primoris Services Corp.	41,479	6,251,715
Quanta Services, Inc.	18,763	10,565,070
Sterling Infrastructure, Inc.(1)	21,864	9,360,634
Tutor Perini Corp.	30,192	2,275,571
Valmont Industries, Inc.	12,431	5,717,390
WillScot Holdings Corp.	24,298	525,080
		115,317,781
Construction Materials — 0.3%
Amrize Ltd.(1)	2,216	144,018
CRH PLC	119,374	14,322,493
Eagle Materials, Inc.	22,689	5,077,798
105

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
James Hardie Industries PLC(1)	5,515	$134,290
Martin Marietta Materials, Inc.	13,263	8,973,348
Titan America SA(1)	4,053	73,440
U.S. Lime & Minerals, Inc.	4,346	496,139
Vulcan Materials Co.	24,295	7,531,450
		36,752,976
Consumer Finance — 1.0%
Ally Financial, Inc.	169,113	6,669,817
American Express Co.	131,047	40,480,418
Atlanticus Holdings Corp.(1)	3,638	190,304
Bread Financial Holdings, Inc.	30,682	2,174,127
Capital One Financial Corp.	166,665	32,606,341
Consumer Portfolio Services, Inc.(1)	2,357	19,092
Credit Acceptance Corp.(1)(2)	2,113	999,829
Dave, Inc.(1)	1,098	212,211
Encore Capital Group, Inc.(1)	7,615	520,028
Enova International, Inc.(1)	6,208	863,222
EZCORP, Inc., Class A(1)	16,222	430,370
FirstCash Holdings, Inc.	7,704	1,485,254
Green Dot Corp., Class A(1)	46,970	542,973
Jefferson Capital, Inc.	10,907	225,011
LendingClub Corp.(1)	51,909	773,963
Medallion Financial Corp.	3,474	35,053
Navient Corp.	33,181	291,661
Nelnet, Inc., Class A	6,933	897,546
NerdWallet, Inc., Class A(1)	10,002	108,522
OneMain Holdings, Inc.	82,507	4,539,535
Oportun Financial Corp.(1)	4,622	23,942
OppFi, Inc.	13,111	120,359
PRA Group, Inc.(1)	10,903	171,722
PROG Holdings, Inc.	27,814	979,331
Regional Management Corp.	3,792	120,661
SLM Corp.	162,901	3,052,765
SoFi Technologies, Inc.(1)	193,444	3,435,565
Synchrony Financial	223,036	15,414,018
World Acceptance Corp.(1)	1,957	263,960
		117,647,600
Consumer Staples Distribution & Retail — 2.6%
Albertsons Cos., Inc., Class A	24,618	440,662
Andersons, Inc.	27,292	1,781,895
BJ's Wholesale Club Holdings, Inc.(1)	85,670	8,463,339
Casey's General Stores, Inc.	16,470	11,291,667
Chefs' Warehouse, Inc.(1)	5,797	413,848
Costco Wholesale Corp.	82,027	82,912,071
Dollar General Corp.	110,810	17,312,955
Dollar Tree, Inc.(1)	106,112	13,421,046
Grocery Outlet Holding Corp.(1)(2)	18,764	185,388
Ingles Markets, Inc., Class A	7,304	621,570
Kroger Co.	320,091	21,843,010
Maplebear, Inc.(1)	31,294	1,173,838
Natural Grocers by Vitamin Cottage, Inc.	9,041	244,378
Performance Food Group Co.(1)	34,368	3,335,758
PriceSmart, Inc.	14,016	2,167,154
106

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Sprouts Farmers Market, Inc.(1)	67,156	$4,960,814
Sysco Corp.	76,381	6,962,892
Target Corp.	173,427	19,734,258
U.S. Foods Holding Corp.(1)	280	27,051
United Natural Foods, Inc.(1)	52,594	2,009,617
Village Super Market, Inc., Class A	5,172	202,484
Walmart, Inc.	691,331	88,455,802
Weis Markets, Inc.	7,682	520,532
		288,482,029
Containers and Packaging — 0.3%
AptarGroup, Inc.	23,807	3,421,304
Avery Dennison Corp.	11,885	2,333,620
Ball Corp.	41,086	2,758,103
Crown Holdings, Inc.	12,160	1,393,536
Graphic Packaging Holding Co.	197,508	2,415,523
Greif, Inc., Class A	11,455	832,435
Greif, Inc., Class B	650	56,797
International Paper Co.	158,279	6,893,051
Myers Industries, Inc.	11,627	260,096
O-I Glass, Inc.(1)	26,311	352,567
Packaging Corp. of America	46,113	10,704,672
Sealed Air Corp.	21,332	893,384
Smurfit Westrock PLC	126,095	5,927,726
Sonoco Products Co.	10,339	583,843
TriMas Corp.	9,613	375,676
		39,202,333
Distributors — 0.1%
Genuine Parts Co.	24,372	2,906,605
GigaCloud Technology, Inc., Class A(1)	6,010	266,483
Gold.com, Inc.	18,821	1,081,643
LKQ Corp.	12,080	399,969
Pool Corp.	15,169	3,446,093
		8,100,793
Diversified Consumer Services — 0.2%
ADT, Inc.	39,579	317,424
American Public Education, Inc.(1)	11,105	508,831
Coursera, Inc.(1)	14,526	93,112
Covista, Inc.(1)	15,512	1,520,176
Frontdoor, Inc.(1)	15,927	1,092,114
Graham Holdings Co., Class B	971	1,022,667
Grand Canyon Education, Inc.(1)	20,872	3,320,109
Laureate Education, Inc., Class A(1)	97,877	3,165,342
Liberty Live Holdings, Inc., Class A(1)	5,172	501,891
Liberty Live Holdings, Inc., Class C(1)	12,477	1,243,333
Lincoln Educational Services Corp.(1)	20,524	743,790
Matthews International Corp., Class A	8	211
OneSpaWorld Holdings Ltd.	26,565	571,944
Perdoceo Education Corp.	29,566	986,026
Phoenix Education Partners, Inc.	2,278	67,429
Service Corp. International	19,501	1,641,594
Strategic Education, Inc.	2,835	233,264
Stride, Inc.(1)	11,295	953,072
107

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Universal Technical Institute, Inc.(1)	41,105	$1,488,001
		19,470,330
Diversified Telecommunication Services — 1.3%
AST SpaceMobile, Inc.(1)(2)	345	27,320
AT&T, Inc.	1,748,373	48,971,928
ATN International, Inc.	4,630	133,437
Comcast Corp., Class A	959,436	29,704,138
GCI Liberty, Inc., Class A(1)	1,789	71,095
GCI Liberty, Inc., Class C(1)	23,985	943,810
Globalstar, Inc.(1)	40,750	2,537,502
IDT Corp., Class B	11,732	597,745
Iridium Communications, Inc.	67,966	1,627,786
Liberty Global Ltd., Class A(1)	33,767	430,192
Liberty Global Ltd., Class C(1)	28,290	347,967
Liberty Latin America Ltd., Class A(1)	1,325	10,388
Liberty Latin America Ltd., Class C(1)	4,622	36,699
Lumen Technologies, Inc.(1)	26,946	191,586
Shenandoah Telecommunications Co.(2)	17,362	236,644
Verizon Communications, Inc.	1,127,456	56,530,644
		142,398,881
Electric Utilities — 1.6%
Alliant Energy Corp.	53,715	3,885,743
American Electric Power Co., Inc.	133,737	17,896,685
Constellation Energy Corp.	46,849	15,454,548
Duke Energy Corp.	92,078	12,048,406
Edison International	116,760	8,726,643
Entergy Corp.	131,124	14,044,692
Evergy, Inc.	69,704	5,831,437
Eversource Energy	80,687	6,149,156
Exelon Corp.	291,262	14,408,731
FirstEnergy Corp.	129,615	6,631,104
Hawaiian Electric Industries, Inc.(1)	23,423	362,822
IDACORP, Inc.	15,693	2,259,321
MGE Energy, Inc.	517	42,404
NextEra Energy, Inc.	94,077	8,821,600
NRG Energy, Inc.	43,194	7,729,998
OGE Energy Corp.	71,104	3,494,051
Otter Tail Corp.	15,071	1,282,542
PG&E Corp.	574,177	10,909,363
Pinnacle West Capital Corp.	49,998	5,014,800
Portland General Electric Co.	45,767	2,469,587
PPL Corp.	174,350	6,796,163
Southern Co.	123,885	12,063,921
Xcel Energy, Inc.	148,486	12,377,793
		178,701,510
Electrical Equipment — 1.2%
Acuity, Inc.	11,328	3,416,412
Allient, Inc.	2,938	193,438
AMETEK, Inc.	25,359	6,066,380
Atkore, Inc.	26,068	1,686,860
Bloom Energy Corp., Class A(1)	14,736	2,293,953
Eaton Corp. PLC	34,639	13,021,493
Emerson Electric Co.	45,239	6,819,779
108

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
EnerSys	14,326	$2,380,265
GE Vernova, Inc.	48,922	42,738,259
Generac Holdings, Inc.(1)	14,641	3,299,642
Hubbell, Inc.	5,458	2,792,477
Nextpower, Inc., Class A(1)	108,902	11,445,600
nVent Electric PLC	18,409	2,178,889
Plug Power, Inc.(1)(2)	124,767	223,333
Powell Industries, Inc.	7,520	3,937,472
Preformed Line Products Co.	1,241	314,780
Rockwell Automation, Inc.	11,562	4,710,937
Shoals Technologies Group, Inc., Class A(1)	80,616	478,053
Sunrun, Inc.(1)	65,035	861,714
T1 Energy, Inc.(1)	2,397	14,766
Thermon Group Holdings, Inc.(1)	7,049	357,948
Vertiv Holdings Co., Class A	92,488	23,574,266
Vicor Corp.(1)	761	153,265
		132,959,981
Electronic Equipment, Instruments and Components — 1.3%
Advanced Energy Industries, Inc.	6,286	2,109,393
Amphenol Corp., Class A	110,420	16,127,945
Arrow Electronics, Inc.(1)	32,034	4,874,293
Avnet, Inc.	45,172	2,974,124
Badger Meter, Inc.	7,067	1,077,223
Belden, Inc.	6,979	1,000,091
Benchmark Electronics, Inc.	22,029	1,273,496
CDW Corp.	16,615	2,037,664
Climb Global Solutions, Inc.	2,443	231,303
Cognex Corp.	26,223	1,426,531
Coherent Corp.(1)	4,989	1,291,802
Corning, Inc.	167,636	25,209,102
CTS Corp.	10,217	538,027
Daktronics, Inc.(1)	30,500	786,290
ePlus, Inc.	17,610	1,420,423
Fabrinet(1)	8,341	4,551,100
Flex Ltd.(1)	241,494	15,218,952
Ingram Micro Holding Corp.	9,666	199,990
IPG Photonics Corp.(1)	6,699	881,387
Itron, Inc.(1)	3,647	342,636
Jabil, Inc.	56,251	14,905,952
Keysight Technologies, Inc.(1)	26,635	8,185,735
Kimball Electronics, Inc.(1)	21,921	547,806
Knowles Corp.(1)	34,321	932,502
Littelfuse, Inc.	12,898	4,546,029
Methode Electronics, Inc.	9,256	78,306
M-Tron Industries, Inc.(1)	608	38,480
Napco Security Technologies, Inc.	21,039	980,628
Novanta, Inc.(1)	373	50,142
PC Connection, Inc.	5,965	363,567
Plexus Corp.(1)	17,459	3,389,316
Richardson Electronics Ltd.	2,837	34,838
Rogers Corp.(1)	4,548	490,411
Sanmina Corp.(1)	27,052	4,200,093
ScanSource, Inc.(1)	14,182	521,614
109

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
TD SYNNEX Corp.	18,946	$2,970,922
TE Connectivity PLC	76,671	17,645,831
Teledyne Technologies, Inc.(1)	2,223	1,514,085
TTM Technologies, Inc.(1)	38,533	4,016,680
Vishay Intertechnology, Inc.	54,491	1,020,071
Vishay Precision Group, Inc.(1)	3,869	178,245
Vontier Corp.	18,588	760,621
		150,943,646
Energy Equipment and Services — 1.1%
Archrock, Inc.	140,084	4,949,168
Atlas Energy Solutions, Inc.(2)	20,578	198,166
Baker Hughes Co.	339,025	22,124,771
Bristow Group, Inc.(1)	12,301	586,758
Cactus, Inc., Class A	24,991	1,349,514
Core Laboratories, Inc.	19,679	346,154
DMC Global, Inc.(1)	3,568	21,015
Expro Group Holdings NV(1)	85,249	1,522,547
Forum Energy Technologies, Inc.(1)	5,942	344,814
Geospace Technologies Corp.(1)	1,159	10,628
Halliburton Co.	430,723	15,506,028
Helix Energy Solutions Group, Inc.(1)	56,279	517,204
Helmerich & Payne, Inc.	71,722	2,526,049
Innovex International, Inc.(1)	30,730	809,735
Kodiak Gas Services, Inc.	44,043	2,403,426
Liberty Energy, Inc., Class A	138,943	3,902,909
Nabors Industries Ltd.(1)	11,275	880,803
National Energy Services Reunited Corp.(1)	13,959	349,673
Natural Gas Services Group, Inc.	2,210	84,555
Noble Corp. PLC	52,234	2,372,991
NOV, Inc.	161,868	3,279,446
Oceaneering International, Inc.(1)	78,359	2,781,744
Oil States International, Inc.(1)	14,957	195,787
Patterson-UTI Energy, Inc.	302,471	2,574,028
ProFrac Holding Corp., Class A(1)	3,704	18,335
ProPetro Holding Corp.(1)	73,008	885,587
Ranger Energy Services, Inc.	7,385	128,647
RPC, Inc.	66,976	389,131
SEACOR Marine Holdings, Inc.(1)	840	6,434
Seadrill Ltd.(1)	12,406	544,375
Select Water Solutions, Inc., Class A	71,789	981,356
SLB Ltd.	361,173	18,542,622
Solaris Energy Infrastructure, Inc., Class A	6,930	343,936
TechnipFMC PLC	275,119	18,243,141
TETRA Technologies, Inc.(1)	97,976	848,472
Tidewater, Inc.(1)	35,218	2,797,013
Transocean Ltd.(1)	275,697	1,786,517
Valaris Ltd.(1)	30,438	2,917,482
Weatherford International PLC	59,497	6,274,554
		124,345,515
Entertainment — 1.0%
Cinemark Holdings, Inc.	19,977	564,150
Cineverse Corp.(1)	2,157	6,385
Electronic Arts, Inc.	25,353	5,085,051
110

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
IMAX Corp.(1)	31,908	$1,366,620
Liberty Media Corp.-Liberty Formula One, Class A(1)	1,552	130,942
Liberty Media Corp.-Liberty Formula One, Class C(1)	25,376	2,324,188
Live Nation Entertainment, Inc.(1)	23,369	3,789,050
Madison Square Garden Entertainment Corp.(1)	219	13,828
Marcus Corp.	14,717	247,687
Netflix, Inc.(1)	601,022	57,842,357
ROBLOX Corp., Class A(1)	12,618	866,352
Roku, Inc.(1)	19,443	1,913,385
Sphere Entertainment Co.(1)	8,497	1,011,228
Starz Entertainment Corp.(1)	5,643	62,073
Take-Two Interactive Software, Inc.(1)	23,181	4,902,318
Walt Disney Co.	201,054	21,319,766
Warner Bros Discovery, Inc.(1)	497,465	14,013,589
		115,458,969
Financial Services — 2.5%
Acacia Research Corp.(1)	1,942	8,137
Affirm Holdings, Inc.(1)	33,268	1,562,931
Alerus Financial Corp.	5,490	130,882
Apollo Global Management, Inc.	83,697	8,754,706
Berkshire Hathaway, Inc., Class B(1)	153,009	77,261,895
Block, Inc.(1)	63,136	4,021,763
Cannae Holdings, Inc.	17,575	214,415
Cass Information Systems, Inc.	5,178	229,800
Corebridge Financial, Inc.	133,163	3,440,932
Corpay, Inc.(1)	6,926	2,251,643
Enact Holdings, Inc.	12,258	512,875
Equitable Holdings, Inc.	3,831	154,083
Essent Group Ltd.	43,179	2,627,010
Euronet Worldwide, Inc.(1)	16,029	1,114,817
Federal Agricultural Mortgage Corp., Class C	6,631	1,045,443
Finance of America Cos., Inc., Class A(1)(2)	2,189	42,357
Flywire Corp.(1)	7,954	97,914
Global Payments, Inc.	13,902	1,062,947
HA Sustainable Infrastructure Capital, Inc.	3,082	112,555
International Money Express, Inc.(1)	21,637	341,432
Jack Henry & Associates, Inc.	19,990	3,247,575
Jackson Financial, Inc., Class A	54,478	5,964,251
Marqeta, Inc., Class A(1)	86,805	333,331
Mastercard, Inc., Class A	120,050	62,091,060
Merchants Bancorp	14,866	628,534
MGIC Investment Corp.	145,107	3,849,689
NCR Atleos Corp.(1)	15,023	665,218
NewtekOne, Inc.	11,259	138,261
NMI Holdings, Inc., Class A(1)	54,619	2,147,073
Onity Group, Inc.(1)	3,988	167,137
Paymentus Holdings, Inc., Class A(1)	491	12,015
Payoneer Global, Inc.(1)	214,063	924,752
PayPal Holdings, Inc.	178,371	8,242,524
PennyMac Financial Services, Inc.	10,810	993,763
Radian Group, Inc.	72,236	2,493,587
Shift4 Payments, Inc., Class A(1)(2)	1,499	66,061
Toast, Inc., Class A(1)	5,988	163,532
111

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Velocity Financial, Inc.(1)	504	$9,369
Visa, Inc., Class A	256,508	82,118,471
Voya Financial, Inc.	33,576	2,245,563
Walker & Dunlop, Inc.	284	13,067
Waterstone Financial, Inc.	4,082	72,700
Western Union Co.	62,341	600,344
WEX, Inc.(1)	1,848	275,703
		282,452,117
Food Products — 0.6%
Alico, Inc.	400	16,512
Archer-Daniels-Midland Co.	188,479	13,012,590
B&G Foods, Inc.(2)	46,587	247,377
Bunge Global SA	67,926	8,195,272
Calavo Growers, Inc.	9,491	254,738
Cal-Maine Foods, Inc.	31,828	2,772,537
Darling Ingredients, Inc.(1)	46,412	2,467,262
Dole PLC	28,401	455,552
Flowers Foods, Inc.	97,797	966,234
Fresh Del Monte Produce, Inc.	12,887	553,239
Freshpet, Inc.(1)	3,524	297,602
Hershey Co.	61,648	14,566,189
Hormel Foods Corp.	38,468	984,781
Ingredion, Inc.	42,693	5,014,720
J&J Snack Foods Corp.	2,957	257,436
J.M. Smucker Co.	436	50,554
John B Sanfilippo & Son, Inc.	4,930	407,267
Kraft Heinz Co.	146,682	3,609,844
Lamb Weston Holdings, Inc.	57,255	2,759,118
Limoneira Co.	1,913	26,954
Mama's Creations, Inc.(1)	11,559	198,121
Marzetti Co.	7,166	1,177,660
McCormick & Co., Inc.	3,189	226,547
Mission Produce, Inc.(1)	22,930	325,377
Mondelez International, Inc., Class A	106,860	6,580,439
Pilgrim's Pride Corp.	24,760	1,068,642
Seaboard Corp.	91	467,076
Seneca Foods Corp., Class A(1)	3,327	462,387
Simply Good Foods Co.(1)	17,280	294,797
Tootsie Roll Industries, Inc.	2,878	121,538
Tyson Foods, Inc., Class A	63,145	4,103,794
Vital Farms, Inc.(1)	14,892	314,072
		72,256,228
Gas Utilities — 0.2%
Atmos Energy Corp.	28,671	5,355,456
MDU Resources Group, Inc.	111,379	2,303,318
National Fuel Gas Co.	40,383	3,676,065
New Jersey Resources Corp.	35,478	1,924,327
Northwest Natural Holding Co.	18,509	981,717
ONE Gas, Inc.	21,773	1,903,831
Southwest Gas Holdings, Inc.	30,077	2,651,889
Spire, Inc.	80	7,329
Star Group LP	932	11,976
112

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
UGI Corp.	54,540	$2,040,341
		20,856,249
Ground Transportation — 1.6%
ArcBest Corp.	15,283	1,568,953
Covenant Logistics Group, Inc.	8,883	261,516
CSX Corp.	777,111	33,174,869
Heartland Express, Inc.	17,092	188,525
JB Hunt Transport Services, Inc.	46,555	10,866,403
Knight-Swift Transportation Holdings, Inc.	41,417	2,605,958
Landstar System, Inc.	20,318	3,310,818
Lyft, Inc., Class A(1)	178,103	2,464,945
Marten Transport Ltd.	27,096	368,235
Norfolk Southern Corp.	87,893	27,663,443
Old Dominion Freight Line, Inc.	77,876	15,812,722
PAMT Corp.(1)	6	60
RXO, Inc.(1)	1,600	25,536
Ryder System, Inc.	29,352	6,503,229
Saia, Inc.(1)	12,093	4,902,381
Schneider National, Inc., Class B	18,940	537,517
Uber Technologies, Inc.(1)	218,032	16,443,973
U-Haul Holding Co.(1)(2)	2,660	134,756
U-Haul Holding Co.	39,307	1,853,718
Union Pacific Corp.	185,192	49,072,176
Universal Logistics Holdings, Inc.	3,850	64,025
Werner Enterprises, Inc.	40,292	1,413,846
XPO, Inc.(1)	18,204	3,831,396
		183,069,000
Health Care Equipment and Supplies — 1.4%
Abbott Laboratories	184,364	21,450,751
Acme United Corp.	464	20,885
Align Technology, Inc.(1)	13,707	2,605,701
AngioDynamics, Inc.(1)	3,255	37,237
Avanos Medical, Inc.(1)	9,112	128,479
Baxter International, Inc.	35,305	719,163
Becton Dickinson & Co.	14,462	2,552,254
Bioventus, Inc., Class A(1)	20,570	180,605
Boston Scientific Corp.(1)	121,529	9,339,504
Butterfly Network, Inc.(1)(2)	16,539	62,683
Cooper Cos., Inc.(1)	29,917	2,503,155
Dentsply Sirona, Inc.	38,405	563,785
Dexcom, Inc.(1)	142,864	10,490,503
Edwards Lifesciences Corp.(1)	93,691	8,101,461
Electromed, Inc.(1)	1,899	45,006
Enovis Corp.(1)	10,495	267,308
Envista Holdings Corp.(1)	17,111	499,812
GE HealthCare Technologies, Inc.	289	24,354
Glaukos Corp.(1)	529	63,692
Globus Medical, Inc., Class A(1)	37,271	3,557,890
Haemonetics Corp.(1)	31,592	2,000,405
Hologic, Inc.(1)	30,207	2,276,399
ICU Medical, Inc.(1)	1,894	285,199
IDEXX Laboratories, Inc.(1)	30,203	19,835,216
Inogen, Inc.(1)	2,676	16,324
113

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Inspire Medical Systems, Inc.(1)	805	$51,931
Insulet Corp.(1)	6,111	1,507,034
Integer Holdings Corp.(1)	4,872	422,305
Integra LifeSciences Holdings Corp.(1)	21,705	247,003
Intuitive Surgical, Inc.(1)	35,244	17,745,706
iRadimed Corp.	1,823	188,735
Kewaunee Scientific Corp.(1)	1,303	54,061
Lantheus Holdings, Inc.(1)	30,371	2,275,092
LivaNova PLC(1)	45,662	3,223,737
Masimo Corp.(1)	30,745	5,391,136
Medtronic PLC	120,011	11,720,274
Merit Medical Systems, Inc.(1)	8,131	627,551
Neogen Corp.(1)	44,662	501,554
Novocure Ltd.(1)	16,911	231,173
Omnicell, Inc.(1)	8,916	366,448
OraSure Technologies, Inc.(1)	44,087	138,874
Orthofix Medical, Inc.(1)	5,334	72,169
Penumbra, Inc.(1)	2,700	929,853
QuidelOrtho Corp.(1)	47,331	1,076,307
ResMed, Inc.	20,876	5,349,684
Solventum Corp.(1)	2,033	150,849
STERIS PLC	14,046	3,544,508
Stryker Corp.	26,303	10,191,360
Tactile Systems Technology, Inc.(1)	11,108	325,353
Teleflex, Inc.	8,319	1,015,417
TransMedics Group, Inc.(1)	17,463	2,536,675
UFP Technologies, Inc.(1)	1,008	212,265
Utah Medical Products, Inc.	646	43,030
Varex Imaging Corp.(1)	6,986	92,006
Zimmer Biomet Holdings, Inc.	32,285	3,178,135
		161,037,996
Health Care Providers and Services — 1.0%
Acadia Healthcare Co., Inc.(1)	15,751	369,203
Alignment Healthcare, Inc.(1)	72,331	1,390,202
AMN Healthcare Services, Inc.(1)	8,655	168,599
Aveanna Healthcare Holdings, Inc.(1)	4,908	36,123
Cardinal Health, Inc.	14,882	3,411,401
Castle Biosciences, Inc.(1)	4,009	118,546
Cencora, Inc.	34,372	12,791,196
Centene Corp.(1)	223,346	10,023,769
Chemed Corp.	2,595	1,063,976
Cigna Group	15,084	4,371,645
Concentra Group Holdings Parent, Inc.	9,248	221,582
CorVel Corp.(1)	12,794	659,915
Cross Country Healthcare, Inc.(1)	17,837	155,182
CVS Health Corp.	69,724	5,570,948
Elevance Health, Inc.	40,913	13,092,160
Encompass Health Corp.	25,066	2,704,120
Ensign Group, Inc.	19,907	4,263,482
Fulgent Genetics, Inc.(1)	7,695	117,964
Guardian Pharmacy Services, Inc., Class A(1)	3,367	112,828
HCA Healthcare, Inc.	14,670	7,770,699
Hims & Hers Health, Inc.(1)(2)	24,181	351,108
114

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Humana, Inc.	12,965	$2,470,351
InfuSystem Holdings, Inc.(1)	10,595	92,918
Joint Corp.(1)(2)	2,417	21,270
Labcorp Holdings, Inc.	8,800	2,544,256
McKesson Corp.	10,831	10,694,205
Molina Healthcare, Inc.(1)	12,355	1,903,288
National HealthCare Corp.	4,768	779,568
National Research Corp.	4,055	54,378
NeoGenomics, Inc.(1)	8,215	80,753
Nutex Health, Inc.(1)	4,807	530,981
PACS Group, Inc.(1)	10,168	371,234
Progyny, Inc.(1)	30,018	531,018
Sonida Senior Living, Inc.(1)	1,555	55,809
Strata Critical Medical, Inc.(1)	4,847	20,745
Tenet Healthcare Corp.(1)	8	1,915
UnitedHealth Group, Inc.	54,168	15,885,849
Universal Health Services, Inc., Class B	31,523	6,496,890
		111,300,076
Health Care Technology — 0.0%
CareCloud, Inc.(1)	6,068	14,867
Doximity, Inc., Class A(1)	15,516	380,607
Health Catalyst, Inc.(1)(2)	9,505	15,398
HealthStream, Inc.	3,987	84,644
Teladoc Health, Inc.(1)	42,456	223,319
Veeva Systems, Inc., Class A(1)	18,478	3,363,181
		4,082,016
Hotels, Restaurants and Leisure — 1.8%
Accel Entertainment, Inc.(1)	35,281	400,792
Airbnb, Inc., Class A(1)	61,035	8,246,439
BJ's Restaurants, Inc.(1)	16,500	626,835
Bloomin' Brands, Inc.	32,318	197,786
Booking Holdings, Inc.	2,866	12,149,977
Boyd Gaming Corp.	43,243	3,599,115
Brinker International, Inc.(1)	18,671	2,767,042
Carnival Corp.	572,135	18,050,859
Cava Group, Inc.(1)	539	44,451
Cheesecake Factory, Inc.	40,254	2,607,654
Chipotle Mexican Grill, Inc.(1)	411,834	15,328,462
Choice Hotels International, Inc.	287	30,235
Churchill Downs, Inc.	15,253	1,402,208
Cracker Barrel Old Country Store, Inc.	17,864	584,510
Darden Restaurants, Inc.	45,441	9,717,558
Dave & Buster's Entertainment, Inc.(1)	7,691	113,212
DoorDash, Inc., Class A(1)	35,446	6,255,156
Dutch Bros, Inc., Class A(1)	10,072	539,960
Expedia Group, Inc.	18,426	3,974,304
Full House Resorts, Inc.(1)(2)	13,068	29,338
Golden Entertainment, Inc.	10,516	303,912
Hilton Worldwide Holdings, Inc.	16,245	5,064,866
Hyatt Hotels Corp., Class A	982	158,593
Las Vegas Sands Corp.	164,764	9,345,414
Life Time Group Holdings, Inc.(1)	42,153	1,138,131
Marriott International, Inc., Class A	21,507	7,349,587
115

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
McDonald's Corp.	51,981	$17,728,640
MGM Resorts International(1)	24,533	904,286
Monarch Casino & Resort, Inc.	8,564	823,000
Norwegian Cruise Line Holdings Ltd.(1)	321,248	7,963,738
ONE Group Hospitality, Inc.(1)(2)	5,041	10,183
Pursuit Attractions & Hospitality, Inc.(1)	1,418	49,290
RCI Hospitality Holdings, Inc.(2)	3,219	71,236
Red Rock Resorts, Inc., Class A	20,949	1,268,462
Royal Caribbean Cruises Ltd.	110,995	34,515,005
Rush Street Interactive, Inc.(1)	9,830	194,143
Shake Shack, Inc., Class A(1)	9,678	929,185
Starbucks Corp.	89,919	8,813,860
Super Group SGHC Ltd.	115,313	1,233,849
Target Hospitality Corp.(1)	18,950	147,621
Texas Roadhouse, Inc.	43,408	7,938,021
Vail Resorts, Inc.	2,783	377,959
Viking Holdings Ltd.(1)	15,127	1,180,209
Wendy's Co.	29,021	222,301
Wyndham Hotels & Resorts, Inc.	8,772	717,550
Yum! Brands, Inc.	17,174	2,887,980
		198,002,914
Household Durables — 0.8%
Bassett Furniture Industries, Inc.	1,060	15,868
Beazer Homes USA, Inc.(1)	12,246	313,253
Cavco Industries, Inc.(1)	3,161	1,824,719
Century Communities, Inc.	7,669	515,587
Champion Homes, Inc.(1)	6,411	599,300
Cricut, Inc., Class A(2)	28,343	121,875
DR Horton, Inc.	79,468	12,745,873
Dream Finders Homes, Inc., Class A(1)(2)	473	8,547
Ethan Allen Interiors, Inc.	12,785	291,242
Flexsteel Industries, Inc.	1,801	92,697
Garmin Ltd.	34,166	8,638,190
Green Brick Partners, Inc.(1)	11,208	825,581
Hamilton Beach Brands Holding Co., Class A	201	3,827
Helen of Troy Ltd.(1)	6,621	116,794
Hooker Furnishings Corp.	3,984	57,131
Hovnanian Enterprises, Inc., Class A(1)	3,173	398,592
Installed Building Products, Inc.	13,326	4,367,730
KB Home	34,559	2,197,261
La-Z-Boy, Inc.	31,420	1,122,322
Legacy Housing Corp.(1)	2,643	57,935
Leggett & Platt, Inc.	111,445	1,301,678
Lennar Corp., B Shares	3,401	362,989
Lennar Corp., Class A	114,698	13,116,863
LGI Homes, Inc.(1)	4,763	247,200
Lifetime Brands, Inc.	645	2,135
Lovesac Co.(1)(2)	8,271	105,703
M/I Homes, Inc.(1)	15,828	2,250,108
Meritage Homes Corp.	28,946	2,183,107
Mohawk Industries, Inc.(1)	25,059	3,139,141
NVR, Inc.(1)	1,440	10,825,618
PulteGroup, Inc.	86,884	11,920,485
116

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
SharkNinja, Inc.(1)	8,606	$1,057,419
Sonos, Inc.(1)	101,979	1,570,477
Taylor Morrison Home Corp.(1)	42,860	2,824,045
Toll Brothers, Inc.	44,226	6,954,096
TopBuild Corp.(1)	3,676	1,647,951
Tri Pointe Homes, Inc.(1)	43,892	2,032,200
Universal Electronics, Inc.(1)	2,028	7,646
		95,863,185
Household Products — 0.6%
Central Garden & Pet Co.(1)	4,555	178,510
Central Garden & Pet Co., Class A(1)	31,546	1,089,599
Church & Dwight Co., Inc.	36,558	3,833,472
Clorox Co.	121	15,386
Colgate-Palmolive Co.	164,582	16,316,660
Energizer Holdings, Inc.	14,130	305,067
Kimberly-Clark Corp.	65,637	7,314,587
Oil-Dri Corp. of America	5,937	402,766
Procter & Gamble Co.	216,743	36,239,430
Reynolds Consumer Products, Inc.	3,699	91,772
Spectrum Brands Holdings, Inc.	14,650	1,148,267
WD-40 Co.	4,390	1,045,698
		67,981,214
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	351,238	6,069,393
Clearway Energy, Inc., Class A	6,660	239,893
Clearway Energy, Inc., Class C	16,793	643,340
Hallador Energy Co.(1)	20,319	369,399
Montauk Renewables, Inc.(1)	19,215	29,591
Ormat Technologies, Inc.	14,645	1,518,687
Talen Energy Corp.(1)	31,197	11,573,151
Vistra Corp.	92,797	16,136,470
XPLR Infrastructure LP(1)	20,822	220,505
		36,800,429
Industrial Conglomerates — 0.3%
3M Co.	82,009	13,557,728
Honeywell International, Inc.	64,732	15,768,068
		29,325,796
Insurance — 3.5%
Aflac, Inc.	143,702	16,228,267
Allstate Corp.	106,821	22,915,241
American Coastal Insurance Corp., Class C	7,639	87,008
American Financial Group, Inc.	38,539	5,124,916
American Integrity Insurance Group, Inc.(1)	6,295	128,166
American International Group, Inc.	243,265	19,580,400
AMERISAFE, Inc.	7,140	232,264
Aon PLC, Class A	22,248	7,463,537
Arch Capital Group Ltd.(1)	146,003	14,622,200
Arthur J Gallagher & Co.	23,958	5,467,216
Assurant, Inc.	29,528	6,779,334
Assured Guaranty Ltd.	15,357	1,323,927
Axis Capital Holdings Ltd.	58,100	6,142,332
Brighthouse Financial, Inc.(1)	50,348	3,019,873
Chubb Ltd.	68,204	23,248,015
117

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Cincinnati Financial Corp.	36,995	$6,066,440
CNA Financial Corp.	5,092	244,518
CNO Financial Group, Inc.	76,344	3,191,943
Crawford & Co., Class A	3,842	41,340
Crawford & Co., Class B	44	437
Donegal Group, Inc., Class A	3,418	60,225
eHealth, Inc.(1)	1,340	1,742
Employers Holdings, Inc.	10,089	417,180
Erie Indemnity Co., Class A	4,577	1,233,227
Everest Group Ltd.	15,115	5,070,931
F&G Annuities & Life, Inc.	15,953	361,335
Fidelis Insurance Holdings Ltd.	27,496	524,074
Fidelity National Financial, Inc.	108,337	5,728,861
First American Financial Corp.	33,766	2,367,334
Genworth Financial, Inc., Class A(1)	143,400	1,210,296
Globe Life, Inc.	50,640	7,355,966
Greenlight Capital Re Ltd., Class A(1)	9,960	141,332
Hamilton Insurance Group Ltd., Class B(1)	26,933	850,813
Hanover Insurance Group, Inc.	19,002	3,432,331
Hartford Insurance Group, Inc.	153,267	21,584,592
HCI Group, Inc.	9,408	1,659,759
Heritage Insurance Holdings, Inc.(1)	19,084	531,871
Hippo Holdings, Inc.(1)	1,136	32,671
Horace Mann Educators Corp.	16,098	700,424
Investors Title Co.	136	31,402
James River Group Holdings, Inc.	6,403	44,821
Kemper Corp.	15,011	485,156
Kingstone Cos., Inc.	2,343	38,613
Kinsale Capital Group, Inc.	8,348	3,252,965
Lemonade, Inc.(1)	258	13,349
Lincoln National Corp.	86,956	2,982,591
Loews Corp.	60,516	6,657,970
Markel Group, Inc.(1)	5,490	11,377,860
Marsh & McLennan Cos., Inc.	36,404	6,798,083
Mercury General Corp.	21,101	1,911,329
MetLife, Inc.	216,675	15,615,767
Octave Specialty Group, Inc.(1)	22,305	119,332
Old Republic International Corp.	105,359	4,516,740
Oscar Health, Inc., Class A(1)	148,111	2,020,234
Palomar Holdings, Inc.(1)	19,233	2,379,314
Primerica, Inc.	23,390	5,933,107
Principal Financial Group, Inc.	96,916	9,247,725
ProAssurance Corp.(1)	12,114	297,399
Progressive Corp.	170,321	36,390,785
Prudential Financial, Inc.	143,851	14,152,061
Reinsurance Group of America, Inc.	25,753	5,555,695
RenaissanceRe Holdings Ltd.	29,867	9,033,573
RLI Corp.	25,664	1,599,381
Root, Inc., Class A(1)	3,476	180,335
Safety Insurance Group, Inc.	3,896	302,447
Selective Insurance Group, Inc.	26,052	2,189,410
SiriusPoint Ltd.(1)	94,698	2,001,916
Skyward Specialty Insurance Group, Inc.(1)	19,305	897,103
118

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Slide Insurance Holdings, Inc.(1)	38,465	$730,835
Stewart Information Services Corp.	6,234	442,552
Tiptree, Inc.	3,227	54,956
Travelers Cos., Inc.	101,778	31,412,762
Trupanion, Inc.(1)	8,355	221,742
United Fire Group, Inc.	10,507	408,302
Universal Insurance Holdings, Inc.	24,459	860,223
Unum Group	94,348	6,767,582
W.R. Berkley Corp.	97,030	6,957,051
White Mountains Insurance Group Ltd.	694	1,541,034
		390,595,840
Interactive Media and Services — 7.1%
Alphabet, Inc., Class A	935,091	291,523,970
Alphabet, Inc., Class C	750,189	233,631,360
Angi, Inc.(1)	7,937	61,750
Cargurus, Inc.(1)	60,798	1,866,499
Cars.com, Inc.(1)	31,824	271,777
EverQuote, Inc., Class A(1)	20,263	320,155
IAC, Inc.(1)	16,035	614,461
Meta Platforms, Inc., Class A	418,308	271,138,880
Pinterest, Inc., Class A(1)	61,634	1,055,790
Reddit, Inc., Class A(1)	2,170	316,408
Taboola.com Ltd.(1)	24,593	77,960
Webtoon Entertainment, Inc.(1)(2)	2,823	31,759
Yelp, Inc.(1)	44,407	989,832
Ziff Davis, Inc.(1)	8,699	235,569
		802,136,170
IT Services — 0.6%
Accenture PLC, Class A	71,929	15,013,021
Akamai Technologies, Inc.(1)	31,965	3,145,036
Amdocs Ltd.	12,720	887,856
Applied Digital Corp.(1)(2)	6,896	188,054
Cloudflare, Inc., Class A(1)	5,277	908,647
Cognizant Technology Solutions Corp., Class A	125,552	8,089,315
CoreWeave, Inc., Class A(1)	1,119	89,028
DXC Technology Co.(1)	149,993	1,888,412
EPAM Systems, Inc.(1)	11,455	1,615,155
Fastly, Inc., Class A(1)	936	17,896
Gartner, Inc.(1)	14,342	2,254,563
Globant SA(1)	860	42,794
GoDaddy, Inc., Class A(1)	26,073	2,272,523
International Business Machines Corp.	92,130	22,130,547
Kyndryl Holdings, Inc.(1)	173,579	2,140,229
MongoDB, Inc.(1)	3,154	1,035,994
Okta, Inc.(1)	1,734	125,715
Snowflake, Inc., Class A(1)	11,157	1,878,950
TSS, Inc.(1)(2)	10,337	106,781
Twilio, Inc., Class A(1)	17,545	2,122,243
VeriSign, Inc.	4,316	983,789
		66,936,548
Leisure Products — 0.2%
Acushnet Holdings Corp.	17,233	1,763,453
Brunswick Corp.	41,780	3,326,523
119

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Callaway Golf Co.(1)	65,847	$925,809
Clarus Corp.	2,005	6,336
Funko, Inc., Class A(1)	17,620	88,100
Hasbro, Inc.	16,484	1,641,641
JAKKS Pacific, Inc.	5,528	120,842
Johnson Outdoors, Inc., Class A	538	26,088
Latham Group, Inc.(1)	2,386	16,010
Malibu Boats, Inc., Class A(1)	9,678	281,243
Marine Products Corp.	1,008	7,651
MasterCraft Boat Holdings, Inc.(1)	9,719	210,951
Mattel, Inc.(1)	178,623	3,027,660
Polaris, Inc.	44,902	2,727,347
Smith & Wesson Brands, Inc.	25,053	298,131
Sturm Ruger & Co., Inc.	8,453	316,480
YETI Holdings, Inc.(1)	63,644	2,781,879
		17,566,144
Life Sciences Tools and Services — 0.5%
10X Genomics, Inc., Class A(1)	11,941	275,240
AbCellera Biologics, Inc.(1)(2)	64,811	233,968
Agilent Technologies, Inc.	31,531	3,827,233
Avantor, Inc.(1)	804	7,276
Azenta, Inc.(1)	13,781	371,811
Bio-Rad Laboratories, Inc., Class A(1)	4,210	1,172,232
Bio-Techne Corp.	12,208	720,272
Charles River Laboratories International, Inc.(1)	3,194	570,097
CryoPort, Inc.(1)	6,994	58,889
Cytek Biosciences, Inc.(1)	11,447	51,283
Danaher Corp.	50,250	10,584,660
Ginkgo Bioworks Holdings, Inc.(1)	504	3,402
Illumina, Inc.(1)	30,744	4,133,838
IQVIA Holdings, Inc.(1)	11,327	2,025,381
Medpace Holdings, Inc.(1)	5,815	2,626,984
Mettler-Toledo International, Inc.(1)	2,295	3,136,554
OmniAb, Inc.(1)	1,555	10
OmniAb, Inc.(1)	1,555	5
Pacific Biosciences of California, Inc.(1)(2)	12,064	20,268
Quanterix Corp.(1)	7,397	48,450
Repligen Corp.(1)	4,268	549,420
Revvity, Inc.	2,552	250,887
Seer, Inc.(1)	6,973	11,994
Sotera Health Co.(1)	33,798	549,218
Thermo Fisher Scientific, Inc.	22,638	11,796,888
Waters Corp.(1)	14,468	4,620,790
West Pharmaceutical Services, Inc.	16,476	4,190,506
		51,837,556
Machinery — 3.0%
Aebi Schmidt Holding AG	11,079	159,759
AGCO Corp.	38,956	5,317,494
Alamo Group, Inc.	6,230	1,330,292
Albany International Corp., Class A	10,929	630,057
Allison Transmission Holdings, Inc.	12,025	1,506,732
Astec Industries, Inc.	12,750	791,648
Atmus Filtration Technologies, Inc.	57,336	3,699,892
120

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Blue Bird Corp.(1)	26,096	$1,520,614
Caterpillar, Inc.	135,584	100,715,863
Chart Industries, Inc.(1)	55	11,402
Crane Co.	7,144	1,432,586
Cummins, Inc.	49,688	29,011,333
Deere & Co.	78,155	49,214,985
Donaldson Co., Inc.	57,715	5,353,643
Douglas Dynamics, Inc.	13,212	606,695
Dover Corp.	12,329	2,780,189
Enerpac Tool Group Corp.	9,874	402,859
Enpro, Inc.	3,881	1,003,821
ESCO Technologies, Inc.	4,700	1,303,263
Federal Signal Corp.	13,972	1,626,760
Flowserve Corp.	28,253	2,500,956
Franklin Electric Co., Inc.	18,527	1,845,660
Gates Industrial Corp. PLC(1)	45,617	1,257,661
Gorman-Rupp Co.	3,765	241,826
Graco, Inc.	50,666	4,758,551
Graham Corp.(1)	528	42,884
Greenbrier Cos., Inc.	23,190	1,308,380
Helios Technologies, Inc.	9,341	666,200
Hillman Solutions Corp.(1)	37,917	310,919
Hyster-Yale, Inc.	7,752	285,506
IDEX Corp.	755	158,150
Illinois Tool Works, Inc.	49,407	14,359,156
Ingersoll Rand, Inc.	9,756	918,430
ITT, Inc.	20,244	4,097,588
JBT Marel Corp.	5,049	777,546
Kadant, Inc.	2,034	689,872
Kennametal, Inc.	49,680	2,001,110
L.B. Foster Co., Class A(1)	3,876	119,109
Lincoln Electric Holdings, Inc.	25,737	7,387,806
Lindsay Corp.	5,251	707,310
Luxfer Holdings PLC	11,913	153,320
Manitowoc Co., Inc.(1)	8,155	120,286
Mayville Engineering Co., Inc.(1)	2,607	54,747
Microvast Holdings, Inc.(1)(2)	57,900	129,696
Middleby Corp.(1)	12,867	2,172,722
Miller Industries, Inc.	2,564	107,765
Mueller Industries, Inc.	64,488	7,607,004
Mueller Water Products, Inc., Class A	106,189	3,178,237
Omega Flex, Inc.	433	15,558
Oshkosh Corp.	22,125	3,761,692
Otis Worldwide Corp.	24,899	2,304,651
PACCAR, Inc.	145,318	18,323,147
Parker-Hannifin Corp.	15,186	15,325,407
Park-Ohio Holdings Corp.	1,873	48,211
Proto Labs, Inc.(1)	5,886	365,403
RBC Bearings, Inc.(1)	2,753	1,585,508
Snap-on, Inc.	19,337	7,448,999
SPX Technologies, Inc.(1)	6,035	1,369,583
Stanley Black & Decker, Inc.	1,747	151,098
Symbotic, Inc.(1)	3,317	181,705
121

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Taylor Devices, Inc.(1)	300	$26,322
Tennant Co.	11,518	702,944
Terex Corp.	80,916	5,566,212
Timken Co.	25,085	2,718,712
Titan International, Inc.(1)	33,534	326,286
Toro Co.	45,860	4,533,720
Trinity Industries, Inc.	62,663	2,141,821
Wabash National Corp.	3,514	35,667
Watts Water Technologies, Inc., Class A	7,857	2,582,910
Westinghouse Air Brake Technologies Corp.	12,604	3,326,826
Worthington Enterprises, Inc.	20,395	1,142,324
Xylem, Inc.	20,089	2,602,731
		342,965,721
Marine Transportation — 0.1%
Costamare, Inc.	3,050	53,589
Genco Shipping & Trading Ltd.	20,691	497,619
Kirby Corp.(1)	26,063	3,382,977
Matson, Inc.	23,890	3,968,846
Pangaea Logistics Solutions Ltd.	12,909	120,699
Star Bulk Carriers Corp.	1	26
		8,023,756
Media — 0.3%
AMC Networks, Inc., Class A(1)(2)	22,917	187,232
Boston Omaha Corp., Class A(1)	3,267	40,347
Cable One, Inc.(1)	3,215	308,479
Charter Communications, Inc., Class A(1)	12,294	2,884,541
DoubleVerify Holdings, Inc.(1)	7,839	82,623
EchoStar Corp., Class A(1)	55,086	6,364,086
Entravision Communications Corp., Class A	25,921	80,355
Fox Corp., Class A	95,700	5,391,738
Fox Corp., Class B	70,562	3,650,172
Gambling.com Group Ltd.(1)(2)	9,993	43,570
Liberty Broadband Corp., Class A(1)	1,489	81,270
Liberty Broadband Corp., Class C(1)	25,450	1,389,825
New York Times Co., Class A	50,203	4,005,697
News Corp., Class A	61,306	1,489,123
News Corp., Class B	18,323	490,690
Nexstar Media Group, Inc., Class A	4,466	1,121,055
Paramount Skydance Corp., Class B	376,430	5,085,569
PubMatic, Inc., Class A(1)	18,132	146,869
Scholastic Corp.(2)	9,896	344,084
Sirius XM Holdings, Inc.	2	44
Thryv Holdings, Inc.(1)	2,255	5,232
Trade Desk, Inc., Class A(1)	25,677	611,626
USA TODAY Co., Inc.(1)	3,698	22,003
		33,826,230
Metals and Mining — 1.1%
Alcoa Corp.	53,283	3,307,809
Alpha Metallurgical Resources, Inc.(1)	7,466	1,214,345
Century Aluminum Co.(1)	23,535	1,213,465
Cleveland-Cliffs, Inc.(1)	240,383	2,562,483
Coeur Mining, Inc.(1)	228,052	6,191,612
Commercial Metals Co.	72,992	5,350,314
122

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Compass Minerals International, Inc.(1)	37,505	$945,126
Ferroglobe PLC	67,686	345,875
Freeport-McMoRan, Inc.	468,874	31,920,942
Hecla Mining Co.	176,392	4,393,925
Kaiser Aluminum Corp.	11,013	1,433,232
Materion Corp.	10,463	1,706,097
McEwen, Inc.(1)	6,753	191,447
Metallus, Inc.(1)	22,699	385,883
MP Materials Corp.(1)(2)	4,216	248,196
Newmont Corp.	126,908	16,498,040
Nucor Corp.	93,338	16,509,625
Ramaco Resources, Inc., Class A(1)	16,137	244,314
Ramaco Resources, Inc., Class B	2,189	25,786
Reliance, Inc.	18,886	5,961,177
Royal Gold, Inc.	19,225	5,763,463
Ryerson Holding Corp.	35,801	936,554
Steel Dynamics, Inc.	66,318	12,807,995
SunCoke Energy, Inc.	67,829	386,625
Tredegar Corp.(1)	6,485	59,532
Warrior Met Coal, Inc.	33,646	2,800,693
Worthington Steel, Inc.	18,591	772,642
		124,177,197
Multi-Utilities — 0.6%
Ameren Corp.	56,472	6,397,148
Avista Corp.	27,074	1,099,746
Black Hills Corp.	17,326	1,276,233
CenterPoint Energy, Inc.	154,518	6,721,533
CMS Energy Corp.	83,630	6,528,994
Consolidated Edison, Inc.	79,001	8,889,192
Dominion Energy, Inc.	153,890	9,716,615
DTE Energy Co.	46,666	6,917,768
NiSource, Inc.	95,359	4,510,481
Northwestern Energy Group, Inc.	19,032	1,331,479
Public Service Enterprise Group, Inc.	63,089	5,430,070
Sempra	70,251	6,763,064
Unitil Corp.	6,909	361,410
WEC Energy Group, Inc.	4,118	481,641
		66,425,374
Oil, Gas and Consumable Fuels — 5.7%
Amplify Energy Corp.(1)	7,989	45,857
Antero Midstream Corp.	193,673	4,353,769
Antero Resources Corp.(1)	115,462	4,250,156
APA Corp.	253,377	7,695,059
Ardmore Shipping Corp.	31,182	510,761
BKV Corp.(1)	17,432	546,145
California Resources Corp.	60,127	3,537,873
Centrus Energy Corp., Class A(1)(2)	14,158	2,868,269
Cheniere Energy, Inc.	107,657	25,377,985
Chevron Corp.	349,901	65,347,511
Chord Energy Corp.	41,087	4,452,598
CNX Resources Corp.(1)	96,406	4,027,843
Comstock Resources, Inc.(1)(2)	50,854	997,247
ConocoPhillips	419,946	47,647,073
123

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Core Natural Resources, Inc.	33,394	$2,740,980
Coterra Energy, Inc.	414,663	12,684,541
Crescent Energy Co., Class A	206,951	2,413,049
CVR Energy, Inc.(1)	18,009	435,097
Delek U.S. Holdings, Inc.	5,768	219,818
Devon Energy Corp.	341,539	14,867,193
Diamondback Energy, Inc.	81,313	14,154,967
Dorian LPG Ltd.	25,584	946,352
DT Midstream, Inc.	25,923	3,599,149
EOG Resources, Inc.	217,318	26,964,817
EQT Corp.	185,149	11,371,852
Evolution Petroleum Corp.	18,835	84,192
Expand Energy Corp.	85,401	9,216,476
Exxon Mobil Corp.	869,240	132,559,100
FutureFuel Corp.	9,758	42,155
Gevo, Inc.(1)(2)	8,886	16,173
Golar LNG Ltd.	11,312	502,932
Gran Tierra Energy, Inc.(1)	22,668	136,915
Granite Ridge Resources, Inc.	36,913	186,780
Green Plains, Inc.(1)	15,801	216,948
Gulfport Energy Corp.(1)	6,901	1,439,963
Hess Midstream LP, Class A	68,511	2,650,005
HF Sinclair Corp.	83,125	4,157,081
HighPeak Energy, Inc.	6,385	33,266
International Seaways, Inc.	36,179	2,732,600
Kimbell Royalty Partners LP	55,710	798,881
Kinder Morgan, Inc.	321,106	10,683,197
Magnolia Oil & Gas Corp., Class A	150,783	4,194,783
Marathon Petroleum Corp.	111,436	22,087,730
Matador Resources Co.	88,363	4,541,858
Murphy Oil Corp.	105,488	3,496,927
NACCO Industries, Inc., Class A	767	44,010
Navigator Holdings Ltd.	4,642	97,575
Nordic American Tankers Ltd.	87,773	502,939
Northern Oil & Gas, Inc.	70,112	1,934,390
Occidental Petroleum Corp.	283,340	15,039,687
ONEOK, Inc.	187,817	15,545,613
Ovintiv, Inc.	175,461	8,876,572
Par Pacific Holdings, Inc.(1)	35,864	1,530,317
PBF Energy, Inc., Class A	48,909	1,741,160
Peabody Energy Corp.	75,823	2,391,457
Permian Resources Corp.	392,594	7,180,544
Phillips 66	98,837	15,253,514
Plains GP Holdings LP, Class A(1)	62,834	1,416,278
PrimeEnergy Resources Corp.(1)(2)	475	94,478
Range Resources Corp.	143,816	5,936,724
REX American Resources Corp.(1)	16,868	599,826
Riley Exploration Permian, Inc.	11,401	328,805
SandRidge Energy, Inc.	16,136	282,864
Scorpio Tankers, Inc.	11,353	897,795
SFL Corp. Ltd.	48,399	532,873
SM Energy Co.	186,413	4,311,733
Summit Midstream Corp.(1)	307	9,060
124

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Sunococorp LLC	35,101	$2,102,199
Talos Energy, Inc.(1)	103,942	1,273,290
Targa Resources Corp.	118,404	27,919,663
Teekay Tankers Ltd., Class A	18,709	1,464,353
Texas Pacific Land Corp.	22,185	11,631,374
Uranium Energy Corp.(1)	26,833	411,350
VAALCO Energy, Inc.	66,594	342,959
Valero Energy Corp.	90,768	18,574,764
Viper Energy, Inc., Class A	28,687	1,335,093
Vitesse Energy, Inc.	16,108	311,045
Western Midstream Partners LP	5,227	217,391
Williams Cos., Inc.	460,857	34,435,235
World Kinect Corp.	25,562	637,772
		647,038,625
Paper and Forest Products — 0.0%
Clearwater Paper Corp.(1)	10,529	157,830
Louisiana-Pacific Corp.	42,433	3,595,772
Magnera Corp.(1)	6,065	78,542
Mercer International, Inc.(2)	23,576	42,437
Sylvamo Corp.	26,270	1,216,301
		5,090,882
Passenger Airlines — 0.6%
Alaska Air Group, Inc.(1)	88,561	4,569,748
Allegiant Travel Co.(1)	14,161	1,446,546
Delta Air Lines, Inc.	353,445	23,221,337
Frontier Group Holdings, Inc.(1)	28,342	125,838
JetBlue Airways Corp.(1)	116,979	648,064
SkyWest, Inc.(1)	32,950	3,429,436
Southwest Airlines Co.	153,865	7,579,390
Sun Country Airlines Holdings, Inc.(1)	36,656	721,390
United Airlines Holdings, Inc.(1)	198,314	21,080,778
		62,822,527
Personal Care Products — 0.1%
Edgewell Personal Care Co.	10,382	236,087
elf Beauty, Inc.(1)	247	22,736
Estee Lauder Cos., Inc., Class A	63,543	6,956,052
Interparfums, Inc.	3,784	381,352
Kenvue, Inc.	215,873	4,127,492
Lifevantage Corp.	6,080	28,272
Medifast, Inc.(1)(2)	4,578	48,206
Nature's Sunshine Products, Inc.(1)	9,603	265,811
Nu Skin Enterprises, Inc., Class A	38,038	322,562
USANA Health Sciences, Inc.(1)	5,468	117,672
		12,506,242
Pharmaceuticals — 3.0%
Alumis, Inc.(1)	9,925	294,673
Amphastar Pharmaceuticals, Inc.(1)	21,625	437,474
ANI Pharmaceuticals, Inc.(1)	14,266	1,054,257
Arvinas, Inc.(1)	4,550	60,379
AtaiBeckley, Inc.(1)	6,554	23,791
Atea Pharmaceuticals, Inc.(1)	11,053	51,728
BioAge Labs, Inc.(1)	1,241	27,637
Bristol-Myers Squibb Co.	335,499	20,925,073
125

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Collegium Pharmaceutical, Inc.(1)	30,751	$1,281,394
Crinetics Pharmaceuticals, Inc.(1)	4,434	182,237
Edgewise Therapeutics, Inc.(1)	7,405	225,408
Elanco Animal Health, Inc.(1)	126,834	3,348,418
Eli Lilly & Co.	84,561	88,957,326
Enliven Therapeutics, Inc.(1)	796	23,633
EyePoint, Inc.(1)	8,648	151,859
Fulcrum Therapeutics, Inc.(1)	10,997	92,155
Harmony Biosciences Holdings, Inc.(1)	35,400	1,010,316
Innoviva, Inc.(1)	48,834	1,121,229
Jazz Pharmaceuticals PLC(1)	41,252	7,838,705
Johnson & Johnson	334,628	83,131,634
Maze Therapeutics, Inc.(1)(2)	8,983	409,535
MBX Biosciences, Inc.(1)	3,166	103,053
Merck & Co., Inc.	550,442	68,155,728
Oramed Pharmaceuticals, Inc.(2)	4,152	14,179
Organon & Co.	37,779	275,409
Pacira BioSciences, Inc.(1)	25,853	566,439
Perrigo Co. PLC	27,208	359,690
Pfizer, Inc.	832,550	23,020,007
Phibro Animal Health Corp., Class A	1,618	88,327
Prestige Consumer Healthcare, Inc.(1)	12,343	855,370
Rapport Therapeutics, Inc.(1)(2)	1,854	53,822
Royalty Pharma PLC, Class A	70,463	3,256,095
Septerna, Inc.(1)	672	19,501
SIGA Technologies, Inc.	20,999	135,864
Supernus Pharmaceuticals, Inc.(1)	17,650	965,984
Terns Pharmaceuticals, Inc.(1)	1,926	81,123
Theravance Biopharma, Inc.(1)	13,118	239,404
Ventyx Biosciences, Inc.(1)	4,982	69,599
Viatris, Inc.	779,532	11,638,413
Zoetis, Inc.	129,147	16,931,172
		337,478,040
Professional Services — 0.5%
Asure Software, Inc.(1)	1,405	12,842
Automatic Data Processing, Inc.	70,555	15,124,170
Booz Allen Hamilton Holding Corp.	18,008	1,419,571
Broadridge Financial Solutions, Inc.	14,755	2,742,512
Clarivate PLC(1)	102,825	236,497
Conduent, Inc.(1)	71,358	104,183
CRA International, Inc.	3,969	685,287
CSG Systems International, Inc.	8,572	684,903
ExlService Holdings, Inc.(1)	28,336	885,500
Exponent, Inc.	21,038	1,531,146
Franklin Covey Co.(1)	5,473	71,258
FTI Consulting, Inc.(1)	4,432	728,709
Genpact Ltd.	88,124	3,500,285
IBEX Holdings Ltd.(1)	5,246	151,609
Innodata, Inc.(1)(2)	8,378	370,056
Insperity, Inc.	19,666	436,782
Jacobs Solutions, Inc.	135	18,611
KBR, Inc.	12,855	542,867
Kelly Services, Inc., Class A	15,268	148,252
126

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Kforce, Inc.	11,135	$300,868
Korn Ferry	17,667	1,107,191
Legalzoom.com, Inc.(1)	54,904	385,975
ManpowerGroup, Inc.	15,271	427,130
Paychex, Inc.	44,745	4,190,369
Paycom Software, Inc.	24,407	3,071,133
Paylocity Holding Corp.(1)	7,410	789,091
Planet Labs PBC(1)	2,392	57,743
Resources Connection, Inc.	11,003	41,371
Robert Half, Inc.	54,097	1,321,049
TaskUS, Inc., Class A(1)	3,651	38,774
TriNet Group, Inc.	11,403	434,226
TrueBlue, Inc.(1)	16,393	69,342
UL Solutions, Inc., Class A	14,303	1,201,023
Upwork, Inc.(1)	89,659	1,203,224
Verisk Analytics, Inc.	34,463	7,153,485
Verra Mobility Corp.(1)	21,667	362,056
Willdan Group, Inc.(1)	2,152	191,829
		51,740,919
Real Estate Management and Development — 0.1%
CBRE Group, Inc., Class A(1)	34,733	5,128,675
CoStar Group, Inc.(1)	41,637	1,858,259
Five Point Holdings LLC, Class A(1)	1,615	8,915
Forestar Group, Inc.(1)	7,848	225,395
FRP Holdings, Inc.(1)	870	20,828
Howard Hughes Holdings, Inc.(1)	16,209	1,173,045
Jones Lang LaSalle, Inc.(1)	13,755	4,340,390
Kennedy-Wilson Holdings, Inc.	39,610	430,957
Marcus & Millichap, Inc.	9,089	240,041
Newmark Group, Inc., Class A	33,497	486,376
Opendoor Technologies, Inc.(1)(2)	126,679	686,600
RE/MAX Holdings, Inc., Class A(1)	7,483	47,068
RMR Group, Inc., Class A	12	197
Seaport Entertainment Group, Inc.(1)(2)	2,206	51,532
Seritage Growth Properties, Class A(1)(2)	3,909	11,571
St. Joe Co.	5,660	408,482
Tejon Ranch Co.(1)	2,786	49,061
Zillow Group, Inc., Class A(1)	2,536	113,613
Zillow Group, Inc., Class C(1)	10,912	486,893
		15,767,898
Semiconductors and Semiconductor Equipment — 10.7%
ACM Research, Inc., Class A(1)	15,275	850,512
Advanced Micro Devices, Inc.(1)	158,876	31,808,564
Allegro MicroSystems, Inc.(1)	9,823	358,245
Alpha & Omega Semiconductor Ltd.(1)	7,707	161,924
Amkor Technology, Inc.	77,823	3,721,496
Analog Devices, Inc.	50,560	17,988,742
Applied Materials, Inc.	187,896	69,953,681
Axcelis Technologies, Inc.(1)	11,499	949,932
Broadcom, Inc.	352,620	112,679,721
CEVA, Inc.(1)	2,132	44,474
Cirrus Logic, Inc.(1)	23,476	3,312,933
Cohu, Inc.(1)	14,115	426,273
127

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Diodes, Inc.(1)	14,793	$1,009,326
Enphase Energy, Inc.(1)	1,153	48,737
First Solar, Inc.(1)	27,073	5,338,796
FormFactor, Inc.(1)	9,091	898,918
GLOBALFOUNDRIES, Inc.(1)	18,026	857,136
Ichor Holdings Ltd.(1)	4,711	224,008
Intel Corp.(1)	643,599	29,354,550
KLA Corp.	34,127	52,028,318
Kulicke & Soffa Industries, Inc.	14,826	1,033,669
Lam Research Corp.	410,083	95,914,313
MACOM Technology Solutions Holdings, Inc.(1)	3,511	871,149
Magnachip Semiconductor Corp.(1)	5,631	15,485
Marvell Technology, Inc.	54,937	4,487,804
Micron Technology, Inc.	299,368	123,450,382
Monolithic Power Systems, Inc.	5,469	6,249,645
Navitas Semiconductor Corp.(1)	10,490	94,410
NVE Corp.	2,001	137,749
NVIDIA Corp.	3,012,819	533,841,399
NXP Semiconductors NV	17,300	3,927,273
ON Semiconductor Corp.(1)	164,885	10,961,555
Onto Innovation, Inc.(1)	10,407	2,246,767
Penguin Solutions, Inc.(1)	38,074	791,178
Photronics, Inc.(1)	44,328	1,659,197
Power Integrations, Inc.	810	38,815
Qnity Electronics, Inc.	12,978	1,645,091
Qorvo, Inc.(1)	19,503	1,616,799
QUALCOMM, Inc.	200,944	28,606,388
Rambus, Inc.(1)	18,734	1,867,030
Silicon Laboratories, Inc.(1)	257	52,564
SiTime Corp.(1)	1,053	418,968
SkyWater Technology, Inc.(1)	32,812	966,641
Skyworks Solutions, Inc.	83,279	4,961,763
SolarEdge Technologies, Inc.(1)(2)	8,172	289,289
Synaptics, Inc.(1)	10,199	830,811
Teradyne, Inc.	68,583	21,948,617
Texas Instruments, Inc.	118,805	25,199,729
Ultra Clean Holdings, Inc.(1)	10,946	664,203
Universal Display Corp.	7,868	839,437
Veeco Instruments, Inc.(1)	8,720	266,483
		1,207,910,889
Software — 5.4%
A10 Networks, Inc.	50,707	976,617
ACI Worldwide, Inc.(1)	3,096	122,849
Adeia, Inc.	65,418	1,353,498
Adobe, Inc.(1)	44,322	11,630,536
Alarm.com Holdings, Inc.(1)	1,789	85,604
Appfolio, Inc., Class A(1)	1,030	183,093
AppLovin Corp., Class A(1)	50,714	22,048,926
Aurora Innovation, Inc.(1)	126,861	593,709
Autodesk, Inc.(1)	22,056	5,422,909
Bill Holdings, Inc.(1)	6,691	297,816
Blackbaud, Inc.(1)	5,603	271,970
BlackLine, Inc.(1)	5,751	202,723
128

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Cadence Design Systems, Inc.(1)	31,069	$9,364,197
Cipher Digital, Inc.(1)(2)	73,950	1,153,620
Circle Internet Group, Inc.(1)	3,312	276,353
Cleanspark, Inc.(1)(2)	5,669	56,407
Clear Secure, Inc., Class A	48,016	2,335,498
Clearwater Analytics Holdings, Inc., Class A(1)	4,441	103,875
Commvault Systems, Inc.(1)	11,194	952,385
Confluent, Inc., Class A(1)	16,368	502,007
Consensus Cloud Solutions, Inc.(1)	2	60
Crowdstrike Holdings, Inc., Class A(1)	19,483	7,247,286
Daily Journal Corp.(1)(2)	85	43,308
Datadog, Inc., Class A(1)	10,533	1,179,275
Docusign, Inc.(1)	30,424	1,371,210
Dolby Laboratories, Inc., Class A	10,269	683,607
D-Wave Quantum, Inc.(1)(2)	628	11,794
Dynatrace, Inc.(1)	2,128	76,438
Fair Isaac Corp.(1)	1,750	2,466,380
Fortinet, Inc.(1)	190,863	15,083,903
Gen Digital, Inc.	36,736	829,132
HubSpot, Inc.(1)	66	17,458
InterDigital, Inc.	17,829	6,534,863
Intuit, Inc.	20,421	8,352,802
Klaviyo, Inc., Class A(1)	372	6,477
LiveRamp Holdings, Inc.(1)	12,347	335,468
Manhattan Associates, Inc.(1)	17,575	2,380,182
MARA Holdings, Inc.(1)(2)	75,011	670,598
Microsoft Corp.	1,014,924	398,601,252
Mitek Systems, Inc.(1)	204	2,974
OneSpan, Inc.	18,677	206,194
Oracle Corp.	183,317	26,654,292
Pagaya Technologies Ltd., Class A(1)	53,010	593,182
Palantir Technologies, Inc., Class A(1)	154,734	21,227,957
Palo Alto Networks, Inc.(1)	84,483	12,581,208
Pegasystems, Inc.	59,559	2,604,515
Progress Software Corp.(1)	6,193	259,363
Qualys, Inc.(1)	22,659	2,095,278
Rapid7, Inc.(1)	1,999	12,434
Riot Platforms, Inc.(1)(2)	80,646	1,313,723
Salesforce, Inc.	67,939	13,233,838
ServiceNow, Inc.(1)	96,480	10,420,805
Sprinklr, Inc., Class A(1)	4,887	28,442
Strategy, Inc., Class A(1)	29,352	3,801,084
Synopsys, Inc.(1)	13,074	5,412,636
Teradata Corp.(1)	16,621	523,395
UiPath, Inc., Class A(1)	48,372	519,032
Workday, Inc., Class A(1)	16,474	2,203,562
Xperi, Inc.(1)	15,018	92,060
Zoom Communications, Inc., Class A(1)	45,676	3,377,283
Zscaler, Inc.(1)	2,540	373,355
		611,362,697
Specialty Retail — 2.7%
1-800-Flowers.com, Inc., Class A(1)	18,161	63,200
Abercrombie & Fitch Co., Class A(1)	37,966	3,713,075
129

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Academy Sports & Outdoors, Inc.	41,684	$2,506,459
Advance Auto Parts, Inc.	29,937	1,591,750
American Eagle Outfitters, Inc.	142,782	3,508,154
America's Car-Mart, Inc.(1)	1,072	21,397
Arhaus, Inc.(1)(2)	38,999	321,742
Arko Corp.	31,469	202,346
Asbury Automotive Group, Inc.(1)	4,228	903,862
AutoNation, Inc.(1)	25,912	5,056,986
AutoZone, Inc.(1)	1,160	4,356,473
Best Buy Co., Inc.	120,460	7,464,906
Boot Barn Holdings, Inc.(1)	2,151	407,012
Buckle, Inc.	24,830	1,329,647
Build-A-Bear Workshop, Inc.	10,880	529,421
Burlington Stores, Inc.(1)	40,226	12,344,153
Caleres, Inc.	23,337	277,477
CarMax, Inc.(1)	77,160	3,330,997
Carvana Co.(1)	6,581	2,199,107
Cato Corp., Class A(1)	1,679	5,054
Chewy, Inc., Class A(1)	32,203	883,006
Citi Trends, Inc.(1)	3,693	174,974
Designer Brands, Inc., Class A(2)	36,354	258,840
Dick's Sporting Goods, Inc.	30,589	6,228,838
Five Below, Inc.(1)	39,740	8,883,082
Floor & Decor Holdings, Inc., Class A(1)	42,135	2,911,107
GameStop Corp., Class A(1)	1,176	28,259
Gap, Inc.	176,411	4,946,564
Genesco, Inc.(1)	3,646	99,317
Group 1 Automotive, Inc.	4,978	1,621,534
Haverty Furniture Cos., Inc.	6,902	164,337
Home Depot, Inc.	134,989	51,393,012
Lands' End, Inc.(1)	8,256	132,674
Lithia Motors, Inc.	14,041	3,925,583
Lowe's Cos., Inc.	43,182	11,424,662
MarineMax, Inc.(1)	8,362	255,041
Murphy USA, Inc.	12,324	4,815,480
National Vision Holdings, Inc.(1)	9,853	265,735
O'Reilly Automotive, Inc.(1)	71,645	6,726,033
Penske Automotive Group, Inc.	5,916	931,888
PetMed Express, Inc.(1)(2)	2,475	6,782
Revolve Group, Inc.(1)	3,977	100,061
RH(1)	52	8,617
Ross Stores, Inc.	147,643	30,361,307
Sally Beauty Holdings, Inc.(1)	93,580	1,503,831
Shoe Carnival, Inc.	9,885	199,578
Signet Jewelers Ltd.	31,071	2,988,719
Sonic Automotive, Inc., Class A	10,713	671,919
Stitch Fix, Inc., Class A(1)	5,706	19,001
TJX Cos., Inc.	374,130	60,481,856
Tractor Supply Co.	278,070	14,415,149
Ulta Beauty, Inc.(1)	27,393	18,758,452
Upbound Group, Inc.	26,949	578,056
Urban Outfitters, Inc.(1)	44,540	2,948,548
Valvoline, Inc.(1)	30,073	1,136,759
130

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Victoria's Secret & Co.(1)	68,926	$4,321,660
Williams-Sonoma, Inc.	77,915	16,023,220
Zumiez, Inc.(1)	5,824	152,705
		310,879,404
Technology Hardware, Storage and Peripherals — 5.6%
Apple, Inc.	2,080,879	549,726,614
Dell Technologies, Inc., Class C	23,895	3,538,371
Diebold Nixdorf, Inc.(1)	18,599	1,487,920
Eastman Kodak Co.(1)	8,541	62,520
GPGI, Inc., Class A	16,189	363,443
Hewlett Packard Enterprise Co.	33,391	716,905
Immersion Corp.	13,351	81,575
NetApp, Inc.	37,655	3,728,975
Pure Storage, Inc., Class A(1)	44,100	2,832,102
Sandisk Corp.(1)	45,544	28,936,836
Seagate Technology Holdings PLC	19,430	7,924,331
Super Micro Computer, Inc.(1)	112,651	3,648,766
Turtle Beach Corp.(1)	4,874	61,120
Western Digital Corp.	86,670	24,241,599
		627,351,077
Textiles, Apparel and Luxury Goods — 0.8%
Amer Sports, Inc.(1)	13,053	495,753
Birkenstock Holding PLC(1)	1,747	72,763
Carter's, Inc.	24,581	824,693
Columbia Sportswear Co.	15,208	941,983
Crocs, Inc.(1)	42,375	3,843,836
Deckers Outdoor Corp.(1)	88,005	10,320,346
Ermenegildo Zegna NV(2)	60,426	681,001
Figs, Inc., Class A(1)	34,444	532,160
Fossil Group, Inc.(1)	22,698	106,227
G-III Apparel Group Ltd.	28,428	869,613
Gildan Activewear, Inc.	8,331	567,258
Kontoor Brands, Inc.	14,223	927,482
Levi Strauss & Co., Class A	57,315	1,270,100
Lululemon Athletica, Inc.(1)	58,749	10,878,552
Movado Group, Inc.	6,084	151,796
NIKE, Inc., Class B	309,630	19,252,793
Oxford Industries, Inc.(2)	10,091	399,503
PVH Corp.	24,877	1,706,562
Ralph Lauren Corp.	24,322	8,819,157
Rocky Brands, Inc.	2,868	129,634
Superior Group of Cos., Inc.	5,302	52,649
Tapestry, Inc.	105,266	16,365,705
Under Armour, Inc., Class A(1)(2)	94,863	703,883
Under Armour, Inc., Class C(1)	68,251	493,455
Unifi, Inc.(1)	1,684	6,618
Vera Bradley, Inc.(1)	1,061	2,801
VF Corp.	313,236	6,083,043
Wolverine World Wide, Inc.	10,644	188,079
		86,687,445
Trading Companies and Distributors — 0.9%
Air Lease Corp.	70,478	4,569,793
Alta Equipment Group, Inc.	3,301	22,777
131

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Applied Industrial Technologies, Inc.	13,490	$3,812,004
BlueLinx Holdings, Inc.(1)	4,852	319,844
Boise Cascade Co.	22,332	1,847,750
DNOW, Inc.(1)	100,761	1,186,965
Fastenal Co.	341,022	15,700,653
GATX Corp.	25,969	4,782,711
Global Industrial Co.	6,809	224,561
Herc Holdings, Inc.	23,507	3,286,043
Hudson Technologies, Inc.(1)	19,460	138,361
Karat Packaging, Inc.	4,473	110,259
McGrath RentCorp	10,801	1,198,371
MSC Industrial Direct Co., Inc., Class A	26,786	2,513,598
NPK International, Inc.(1)	53,787	776,146
QXO, Inc.(1)	54,009	1,293,516
Rush Enterprises, Inc., Class A	33,732	2,393,960
Rush Enterprises, Inc., Class B	2,004	129,559
SiteOne Landscape Supply, Inc.(1)	9,850	1,407,466
Titan Machinery, Inc.(1)	9,617	187,435
United Rentals, Inc.	21,912	18,406,080
Watsco, Inc.(2)	7,547	3,149,589
WESCO International, Inc.	27,557	7,977,751
Willis Lease Finance Corp.	336	68,447
WW Grainger, Inc.	18,998	21,747,581
		97,251,220
Water Utilities — 0.0%
American States Water Co.	3,178	236,856
American Water Works Co., Inc.	876	119,162
Artesian Resources Corp., Class A	2,811	95,237
California Water Service Group	555	25,020
Essential Utilities, Inc.	172	6,875
Global Water Resources, Inc.	7	64
Middlesex Water Co.	2,828	152,712
		635,926
Wireless Telecommunication Services — 0.3%
Array Digital Infrastructure, Inc.	7,174	349,589
Gogo, Inc.(1)	43,361	183,417
Telephone & Data Systems, Inc.	51,657	2,311,651
T-Mobile U.S., Inc.	127,462	27,670,725
		30,515,382
TOTAL COMMON STOCKS (Cost $8,016,530,290)		11,270,697,339
RIGHTS — 0.0%
Biotechnology — 0.0%
Akouos, Inc.(1)(2)	1,135	11
Chinook Therapeutics, Inc.(1)	8,349	83
Fusion Pharmaceuticals, Inc.(1)(2)	8,399	4,619
Icosavax, Inc.(1)	1,560	484
iTeos Therapeutics, Inc.(1)	5,253	53
Metsera, Inc.(1)	343	1,681
Mirati Therapeutics, Inc.(1)	5,654	3,958
Regulus Therapeutics, Inc.(1)	3,312	3,842
Sage Therapeutics, Inc.(1)	13,343	2,402
132

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Verve Therapeutics, Inc.(1)	5,770	$3,635
		20,768
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1)	3,336	3,403
Pharmaceuticals — 0.0%
Albireo Pharma, Inc.(1)	1,606	3,453
Concert Pharmaceuticals, Inc.(1)	2,660	984
		4,437
Software — 0.0%
Gen Digital, Inc.(1)	3,721	4,725
TOTAL RIGHTS (Cost $42,972)		33,333
WARRANTS — 0.0%
Real Estate Management and Development — 0.0%
Opendoor Technologies, Inc.(1)	4,183	3,518
Specialty Retail — 0.0%
GameStop Corp.(1)	117	503
TOTAL WARRANTS (Cost $—)		4,021
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,179,667	8,179,667
State Street Navigator Securities Lending Government Money Market Portfolio(3)	11,170,817	11,170,817
TOTAL SHORT-TERM INVESTMENTS (Cost $19,350,484)		19,350,484
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $8,035,923,746)		11,290,085,177
OTHER ASSETS AND LIABILITIES — 0.0%		(1,100,869)
TOTAL NET ASSETS — 100.0%		$11,288,984,308

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $15,389,380. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $16,023,244, which includes securities collateral of $4,852,427.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.
133

Schedule of Investments - Avantis U.S. Large Cap Equity ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.8%
AeroVironment, Inc.(1)	660	$166,485
ATI, Inc.(1)	8,291	1,356,325
Axon Enterprise, Inc.(1)	482	261,437
Boeing Co.(1)	5,479	1,246,637
BWX Technologies, Inc.	4,185	862,026
Carpenter Technology Corp.	1,662	661,592
Curtiss-Wright Corp.	549	384,481
General Dynamics Corp.	2,440	871,202
General Electric Co.	9,836	3,366,469
HEICO Corp.	212	67,726
HEICO Corp., Class A	489	117,414
Hexcel Corp.	57	5,283
Howmet Aerospace, Inc.	3,863	1,014,153
Huntington Ingalls Industries, Inc.	1,202	534,313
Kratos Defense & Security Solutions, Inc.(1)	3,149	271,381
L3Harris Technologies, Inc.	1,045	380,944
Leonardo DRS, Inc.	961	41,698
Lockheed Martin Corp.	3,163	2,081,507
Moog, Inc., Class A	762	257,122
Northrop Grumman Corp.	1,056	764,945
Rocket Lab Corp.(1)	3,367	232,660
RTX Corp.	10,943	2,217,271
StandardAero, Inc.(1)	1,120	34,496
Textron, Inc.	6,079	599,693
TransDigm Group, Inc.	395	514,602
VSE Corp.	10	2,271
Woodward, Inc.	1,298	502,014
		18,816,147
Air Freight and Logistics — 0.8%
CH Robinson Worldwide, Inc.	2,793	517,403
Expeditors International of Washington, Inc.	7,972	1,156,179
FedEx Corp.	8,741	3,382,767
United Parcel Service, Inc., Class B	27,999	3,246,764
		8,303,113
Automobile Components — 0.2%
Aptiv PLC(1)	11,109	816,956
Autoliv, Inc.	4,695	556,451
BorgWarner, Inc.	14,418	830,044
Gentex Corp.	182	4,259
Lear Corp.	279	36,619
Mobileye Global, Inc., Class A(1)	493	4,171
		2,248,500
Automobiles — 1.4%
Ford Motor Co.	166,884	2,351,396
General Motors Co.	44,360	3,491,576
Rivian Automotive, Inc., Class A(1)	19,065	292,266
Tesla, Inc.(1)	20,921	8,420,912
Thor Industries, Inc.	71	6,825
		14,562,975
134

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Banks — 4.1%
Bank of America Corp.	85,639	$4,267,391
Bank OZK	17	791
BOK Financial Corp.	586	73,672
Citigroup, Inc.	28,951	3,190,111
Citizens Financial Group, Inc.	10,873	654,446
Columbia Banking System, Inc.	12,518	356,137
Commerce Bancshares, Inc.	5,216	265,964
Cullen/Frost Bankers, Inc.	2,797	386,601
East West Bancorp, Inc.	6,676	730,688
Fifth Third Bancorp	28,800	1,424,736
First Citizens BancShares, Inc., Class A	400	759,260
First Horizon Corp.	15,491	368,531
FNB Corp.	411	6,983
Glacier Bancorp, Inc.	78	3,548
Home BancShares, Inc.	2,707	74,334
Huntington Bancshares, Inc.	64,900	1,090,320
JPMorgan Chase & Co.	43,270	12,993,981
KeyCorp	37,996	788,037
M&T Bank Corp.	4,150	900,467
Old National Bancorp	10,531	243,266
Pinnacle Financial Partners, Inc.	2,760	250,498
PNC Financial Services Group, Inc.	8,287	1,759,744
Popular, Inc.	3,186	431,257
Prosperity Bancshares, Inc.	1,726	121,459
Regions Financial Corp.	25,324	704,767
Southstate Bank Corp.	2,707	267,100
Truist Financial Corp.	25,183	1,241,774
U.S. Bancorp	40,965	2,239,147
UMB Financial Corp.	2,231	258,528
Valley National Bancorp	6,342	79,973
Webster Financial Corp.	5,579	402,413
Wells Fargo & Co.	56,876	4,632,550
Western Alliance Bancorp	4,830	387,946
Wintrust Financial Corp.	3,182	458,399
Zions Bancorp NA	7,995	457,954
		42,272,773
Beverages — 1.0%
Brown-Forman Corp., Class A	1,822	53,494
Brown-Forman Corp., Class B	13,723	396,046
Celsius Holdings, Inc.(1)	7,855	421,106
Coca-Cola Co.	27,601	2,251,138
Coca-Cola Consolidated, Inc.	5,676	1,148,822
Constellation Brands, Inc., Class A	2,380	375,707
Keurig Dr. Pepper, Inc.	12,738	385,707
Molson Coors Beverage Co., Class B	9,494	465,111
Monster Beverage Corp.(1)	13,844	1,180,893
PepsiCo, Inc.	19,093	3,240,846
		9,918,870
Biotechnology — 2.2%
AbbVie, Inc.	16,611	3,855,081
Alnylam Pharmaceuticals, Inc.(1)	677	225,387
Amgen, Inc.	6,493	2,520,323
135

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Arrowhead Pharmaceuticals, Inc.(1)	3,308	$209,297
Atrium Therapeutics, Inc.(1)	97	1,431
Biogen, Inc.(1)	4,345	833,458
BioMarin Pharmaceutical, Inc.(1)	3,852	237,784
Bridgebio Pharma, Inc.(1)	2,181	144,993
Caris Life Sciences, Inc.(1)	1,291	26,001
Cytokinetics, Inc.(1)	1,565	97,374
Exact Sciences Corp.(1)	745	77,018
Exelixis, Inc.(1)	15,718	692,535
Gilead Sciences, Inc.	39,259	5,847,628
Halozyme Therapeutics, Inc.(1)	3,928	273,114
ImmunityBio, Inc.(1)	236	2,308
Incyte Corp.(1)	4,943	500,578
Insmed, Inc.(1)	1,463	218,470
Krystal Biotech, Inc.(1)	723	199,288
Kymera Therapeutics, Inc.(1)	11	1,005
Moderna, Inc.(1)	5,457	292,331
Natera, Inc.(1)	1,099	228,636
Neurocrine Biosciences, Inc.(1)	2,301	304,307
Nuvalent, Inc., Class A(1)	912	92,978
Praxis Precision Medicines, Inc.(1)	742	249,868
PTC Therapeutics, Inc.(1)	231	15,752
Regeneron Pharmaceuticals, Inc.	1,910	1,492,990
Revolution Medicines, Inc.(1)	3,606	367,884
Roivant Sciences Ltd.(1)	12,183	352,576
United Therapeutics Corp.(1)	2,199	1,108,076
Vaxcyte, Inc.(1)	231	14,262
Vertex Pharmaceuticals, Inc.(1)	3,998	1,986,326
		22,469,059
Broadline Retail — 3.7%
Amazon.com, Inc.(1)	167,989	35,277,690
Coupang, Inc.(1)	28,543	544,600
Dillard's, Inc., Class A(2)	210	126,586
eBay, Inc.	13,195	1,198,898
Etsy, Inc.(1)	292	16,025
MercadoLibre, Inc.(1)	684	1,202,185
Ollie's Bargain Outlet Holdings, Inc.(1)	985	105,493
		38,471,477
Building Products — 0.7%
A.O. Smith Corp.	6,882	536,796
AAON, Inc.	632	63,958
Advanced Drainage Systems, Inc.	4,705	806,155
Allegion PLC	126	20,305
Armstrong World Industries, Inc.	2,848	494,128
Builders FirstSource, Inc.(1)	2,001	208,684
Carlisle Cos., Inc.	1,303	514,385
Carrier Global Corp.	4,278	275,503
Fortune Brands Innovations, Inc.	10	543
Johnson Controls International PLC	4,222	609,235
Lennox International, Inc.	1,408	802,476
Masco Corp.	1,912	136,938
Modine Manufacturing Co.(1)	1,168	265,428
Owens Corning	4,719	576,048
136

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Simpson Manufacturing Co., Inc.	1,574	$304,679
Trane Technologies PLC	2,560	1,183,539
Zurn Elkay Water Solutions Corp.	3,774	192,399
		6,991,199
Capital Markets — 3.3%
Affiliated Managers Group, Inc.	441	135,025
Ameriprise Financial, Inc.	4,120	1,936,894
Ares Management Corp., Class A	969	108,538
Bank of New York Mellon Corp.	15,173	1,807,104
Blackrock, Inc.	1,430	1,520,419
Blackstone, Inc.	6,026	683,168
Blue Owl Capital, Inc.	1,936	20,425
Carlyle Group, Inc.	10,800	561,492
Cboe Global Markets, Inc.	1,990	596,443
Charles Schwab Corp.	31,780	3,025,456
CME Group, Inc.	5,251	1,677,695
Coinbase Global, Inc., Class A(1)	2,338	411,137
Evercore, Inc., Class A	1,187	366,593
FactSet Research Systems, Inc.	481	104,286
Franklin Resources, Inc.	7,991	212,081
Freedom Holding Corp.(1)(2)	142	17,064
Galaxy Digital, Inc., Class A(1)(2)	13,831	284,780
Goldman Sachs Group, Inc.	5,386	4,629,644
Hamilton Lane, Inc., Class A	779	81,748
Houlihan Lokey, Inc.	1,240	203,075
Interactive Brokers Group, Inc., Class A	4,571	325,410
Intercontinental Exchange, Inc.	3,221	528,663
Invesco Ltd.	10,929	286,996
Janus Henderson Group PLC	2,823	147,078
Jefferies Financial Group, Inc.	8,738	387,967
KKR & Co., Inc.	6,926	607,272
Lazard, Inc.	497	25,148
LPL Financial Holdings, Inc.	4,142	1,244,174
MarketAxess Holdings, Inc.	3	576
Moelis & Co., Class A	151	8,963
Moody's Corp.	2,058	982,880
Morgan Stanley	24,507	4,080,661
MSCI, Inc.	671	383,698
Nasdaq, Inc.	2,818	246,800
Northern Trust Corp.	8,212	1,175,055
PJT Partners, Inc., Class A	2	295
Raymond James Financial, Inc.	6,269	959,659
Robinhood Markets, Inc., Class A(1)	11,558	876,674
S&P Global, Inc.	1,643	726,009
SEI Investments Co.	4,733	384,888
State Street Corp.	7,230	929,923
StepStone Group, Inc., Class A	630	27,178
Stifel Financial Corp.	5,387	398,907
T. Rowe Price Group, Inc.	8,653	818,833
TPG, Inc.	778	33,781
Tradeweb Markets, Inc., Class A	1,087	133,978
		34,104,533
137

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Chemicals — 1.2%
Air Products & Chemicals, Inc.	4,591	$1,265,601
Albemarle Corp.	3,889	694,848
Axalta Coating Systems Ltd.(1)	7,259	242,523
CF Industries Holdings, Inc.	8,718	867,790
Corteva, Inc.	11,946	957,113
Dow, Inc.	14,880	457,262
DuPont de Nemours, Inc.	9,289	464,821
Eastman Chemical Co.	3,945	297,887
Ecolab, Inc.	2,198	677,753
Element Solutions, Inc.	341	11,966
International Flavors & Fragrances, Inc.	5,068	416,742
Linde PLC	4,146	2,106,500
LyondellBasell Industries NV, Class A	10,209	587,222
Mosaic Co.	11,520	320,717
PPG Industries, Inc.	3,906	481,493
RPM International, Inc.	3,321	378,992
Sherwin-Williams Co.	2,678	971,016
Solstice Advanced Materials, Inc.	9,622	755,423
Westlake Corp.	763	80,405
		12,036,074
Commercial Services and Supplies — 0.4%
Casella Waste Systems, Inc., Class A(1)	44	4,099
Cintas Corp.	4,112	827,047
Clean Harbors, Inc.(1)	1,352	396,406
Copart, Inc.(1)	15,097	575,045
MSA Safety, Inc.	449	87,739
Republic Services, Inc.	1,413	323,577
Rollins, Inc.	5,745	349,813
Veralto Corp.	3,594	350,164
Waste Connections, Inc.	1,963	337,891
Waste Management, Inc.	4,130	994,669
		4,246,450
Communications Equipment — 0.9%
Arista Networks, Inc.(1)	17,131	2,286,988
Ciena Corp.(1)	3,446	1,201,620
Cisco Systems, Inc.	43,162	3,429,653
F5, Inc.(1)	1,169	317,220
Lumentum Holdings, Inc.(1)	528	370,080
Motorola Solutions, Inc.	2,495	1,203,239
Ubiquiti, Inc.	232	177,942
Viavi Solutions, Inc.(1)	39	1,159
		8,987,901
Construction and Engineering — 0.8%
AECOM	10	980
API Group Corp.(1)	603	26,809
Comfort Systems USA, Inc.	1,502	2,146,914
Dycom Industries, Inc.(1)	2,166	909,763
EMCOR Group, Inc.	2,303	1,668,800
Fluor Corp.(1)	6,176	323,067
IES Holdings, Inc.(1)	592	293,247
MasTec, Inc.(1)	1,162	346,299
Primoris Services Corp.	4,236	638,450
138

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Quanta Services, Inc.	1,673	$942,033
Sterling Infrastructure, Inc.(1)	1,170	500,912
Valmont Industries, Inc.	1,214	558,355
		8,355,629
Construction Materials — 0.4%
CRH PLC	12,869	1,544,023
Eagle Materials, Inc.	2,130	476,694
James Hardie Industries PLC(1)	1,346	32,775
Martin Marietta Materials, Inc.	1,478	999,970
Vulcan Materials Co.	2,923	906,130
		3,959,592
Consumer Finance — 0.9%
Ally Financial, Inc.	16,560	653,126
American Express Co.	13,196	4,076,245
Capital One Financial Corp.	12,105	2,368,222
Figure Technology Solutions, Inc., Class A(1)(2)	411	10,390
FirstCash Holdings, Inc.	727	140,158
OneMain Holdings, Inc.	7,728	425,195
SoFi Technologies, Inc.(1)	24,477	434,712
Synchrony Financial	20,455	1,413,645
		9,521,693
Consumer Staples Distribution & Retail — 2.6%
BJ's Wholesale Club Holdings, Inc.(1)	7,458	736,776
Casey's General Stores, Inc.	1,417	971,481
Costco Wholesale Corp.	7,766	7,849,795
Dollar General Corp.	12,657	1,977,530
Dollar Tree, Inc.(1)	11,366	1,437,572
Kroger Co.	29,124	1,987,422
Maplebear, Inc.(1)	4,956	185,899
Performance Food Group Co.(1)	2,969	288,171
Sprouts Farmers Market, Inc.(1)	5,318	392,841
Sysco Corp.	7,814	712,324
Target Corp.	18,949	2,156,207
U.S. Foods Holding Corp.(1)	1,646	159,020
Walmart, Inc.	64,594	8,264,802
		27,119,840
Containers and Packaging — 0.4%
Amcor PLC	4,325	209,460
AptarGroup, Inc.	2,309	331,826
Avery Dennison Corp.	1,492	292,954
Ball Corp.	4,707	315,981
Crown Holdings, Inc.	1,859	213,042
International Paper Co.	13,557	590,407
Packaging Corp. of America	4,550	1,056,237
Smurfit Westrock PLC	14,067	661,290
		3,671,197
Distributors — 0.1%
Genuine Parts Co.	2,824	336,790
LKQ Corp.	2,690	89,066
Pool Corp.	1,102	250,353
		676,209
Diversified Consumer Services — 0.0%
Grand Canyon Education, Inc.(1)	130	20,679
139

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Liberty Live Holdings, Inc., Class A(1)	588	$57,059
Liberty Live Holdings, Inc., Class C(1)	1,407	140,208
Service Corp. International	2,678	225,434
		443,380
Diversified Telecommunication Services — 1.2%
AST SpaceMobile, Inc.(1)(2)	1,331	105,402
AT&T, Inc.	134,985	3,780,930
Comcast Corp., Class A	80,503	2,492,373
GCI Liberty, Inc., Class A(1)	31	1,232
GCI Liberty, Inc., Class C(1)	638	25,105
Globalstar, Inc.(1)	2,943	183,261
Liberty Global Ltd., Class A(1)	38	484
Liberty Global Ltd., Class C(1)	30	369
Lumen Technologies, Inc.(1)	21,958	156,121
Verizon Communications, Inc.	104,086	5,218,872
		11,964,149
Electric Utilities — 1.6%
Alliant Energy Corp.	6,839	494,733
American Electric Power Co., Inc.	13,122	1,755,986
Constellation Energy Corp.	4,406	1,453,451
Duke Energy Corp.	9,157	1,198,193
Edison International	12,382	925,431
Entergy Corp.	10,491	1,123,691
Evergy, Inc.	6,761	565,625
Eversource Energy	11,960	911,472
Exelon Corp.	26,111	1,291,711
FirstEnergy Corp.	7,818	399,969
IDACORP, Inc.	1,398	201,270
NextEra Energy, Inc.	8,216	770,414
NRG Energy, Inc.	3,460	619,202
OGE Energy Corp.	6,998	343,882
PG&E Corp.	59,333	1,127,327
Pinnacle West Capital Corp.	4,572	458,572
Portland General Electric Co.	42	2,266
PPL Corp.	17,199	670,417
Southern Co.	9,354	910,893
Xcel Energy, Inc.	13,620	1,135,363
		16,359,868
Electrical Equipment — 1.2%
Acuity, Inc.	770	232,224
AMETEK, Inc.	3,325	795,406
Bloom Energy Corp., Class A(1)	3,870	602,443
Eaton Corp. PLC	3,307	1,243,167
Emerson Electric Co.	4,821	726,766
GE Vernova, Inc.	4,918	4,296,365
Generac Holdings, Inc.(1)	1,608	362,395
Hubbell, Inc.	771	394,467
Nextpower, Inc., Class A(1)	10,170	1,068,867
nVent Electric PLC	2,969	351,411
Powell Industries, Inc.	9	4,712
Rockwell Automation, Inc.	1,787	728,113
Vertiv Holdings Co., Class A	8,099	2,064,354
140

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Vicor Corp.(1)	144	$29,002
		12,899,692
Electronic Equipment, Instruments and Components — 1.3%
Advanced Energy Industries, Inc.	1,255	421,140
Amphenol Corp., Class A	14,542	2,124,004
Arrow Electronics, Inc.(1)	237	36,062
CDW Corp.	2,225	272,874
Cognex Corp.	145	7,888
Coherent Corp.(1)	2,444	632,825
Corning, Inc.	16,636	2,501,722
Fabrinet(1)	927	505,799
Flex Ltd.(1)	23,364	1,472,399
Jabil, Inc.	5,504	1,458,505
Keysight Technologies, Inc.(1)	3,183	978,231
Littelfuse, Inc.	780	274,919
Sanmina Corp.(1)	2,586	401,502
TD SYNNEX Corp.	1,812	284,140
TE Connectivity PLC	6,731	1,549,140
Teledyne Technologies, Inc.(1)	561	382,097
TTM Technologies, Inc.(1)	2,184	227,660
Vontier Corp.	192	7,857
		13,538,764
Energy Equipment and Services — 0.7%
Baker Hughes Co.	23,967	1,564,086
Halliburton Co.	47,638	1,714,968
Noble Corp. PLC	487	22,124
NOV, Inc.	12,848	260,301
SLB Ltd.	36,263	1,861,742
TechnipFMC PLC	26,530	1,759,204
Transocean Ltd.(1)	1,278	8,282
Weatherford International PLC	436	45,981
		7,236,688
Entertainment — 1.1%
Electronic Arts, Inc.	2,092	419,593
Liberty Media Corp.-Liberty Formula One, Class A(1)	257	21,683
Liberty Media Corp.-Liberty Formula One, Class C(1)	3,462	317,085
Live Nation Entertainment, Inc.(1)	2,777	450,263
Madison Square Garden Sports Corp.(1)	14	4,643
Netflix, Inc.(1)	54,242	5,220,250
ROBLOX Corp., Class A(1)	3,888	266,950
Roku, Inc.(1)	2,703	266,002
Take-Two Interactive Software, Inc.(1)	3,557	752,234
TKO Group Holdings, Inc.	257	57,535
Walt Disney Co.	20,903	2,216,554
Warner Bros Discovery, Inc.(1)	45,935	1,293,989
		11,286,781
Financial Services — 2.5%
Affirm Holdings, Inc.(1)	3,890	182,752
Apollo Global Management, Inc.	7,913	827,700
Berkshire Hathaway, Inc., Class B(1)	14,005	7,071,825
Block, Inc.(1)	7,832	498,898
Corebridge Financial, Inc.	15,619	403,595
Corpay, Inc.(1)	743	241,549
141

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Equitable Holdings, Inc.	12,562	$505,244
Essent Group Ltd.	450	27,378
Fidelity National Information Services, Inc.	3,042	155,020
Fiserv, Inc.(1)	3,443	214,465
Global Payments, Inc.	3,993	305,305
Jack Henry & Associates, Inc.	3,318	539,042
Jackson Financial, Inc., Class A	4,852	531,197
Mastercard, Inc., Class A	10,820	5,596,212
PayPal Holdings, Inc.	12,143	561,128
PennyMac Financial Services, Inc.	700	64,351
Rocket Cos., Inc., Class A	17,043	310,012
Toast, Inc., Class A(1)	4,878	133,218
Visa, Inc., Class A	24,106	7,717,295
Voya Financial, Inc.	3,450	230,736
		26,116,922
Food Products — 0.5%
Archer-Daniels-Midland Co.	23,907	1,650,539
Bunge Global SA	3,591	433,254
Darling Ingredients, Inc.(1)	358	19,031
General Mills, Inc.	2,859	129,313
Hershey Co.	5,349	1,263,862
Hormel Foods Corp.	4,224	108,134
Ingredion, Inc.	3,972	466,551
Kraft Heinz Co.	15,131	372,374
Lamb Weston Holdings, Inc.	156	7,518
McCormick & Co., Inc.	318	22,591
Mondelez International, Inc., Class A	9,421	580,145
Pilgrim's Pride Corp.	1,980	85,457
Smithfield Foods, Inc.	1,921	47,794
Tyson Foods, Inc., Class A	7,546	490,415
		5,676,978
Gas Utilities — 0.1%
Atmos Energy Corp.	1,765	329,684
National Fuel Gas Co.	3,417	311,050
Southwest Gas Holdings, Inc.	27	2,381
UGI Corp.	4,554	170,365
		813,480
Ground Transportation — 1.7%
CSX Corp.	79,826	3,407,772
JB Hunt Transport Services, Inc.	4,530	1,057,347
Knight-Swift Transportation Holdings, Inc.	4,051	254,889
Lyft, Inc., Class A(1)	23,579	326,333
Norfolk Southern Corp.	8,627	2,715,262
Old Dominion Freight Line, Inc.	6,902	1,401,451
Ryder System, Inc.	2,665	590,458
Saia, Inc.(1)	1,015	411,471
Uber Technologies, Inc.(1)	24,896	1,877,656
U-Haul Holding Co.(1)(2)	50	2,533
U-Haul Holding Co.	2,129	100,404
Union Pacific Corp.	20,238	5,362,665
XPO, Inc.(1)	2,156	453,773
		17,962,014
142

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Health Care Equipment and Supplies — 1.4%
Abbott Laboratories	18,252	$2,123,620
Align Technology, Inc.(1)	1,733	329,443
Baxter International, Inc.	6,406	130,490
Becton Dickinson & Co.	1,927	340,077
Boston Scientific Corp.(1)	10,902	837,819
Cooper Cos., Inc.(1)	4,533	379,276
Dexcom, Inc.(1)	15,955	1,171,576
Edwards Lifesciences Corp.(1)	8,324	719,776
Envista Holdings Corp.(1)	5	146
GE HealthCare Technologies, Inc.	2,888	243,372
Glaukos Corp.(1)	360	43,344
Globus Medical, Inc., Class A(1)	3,757	358,643
Hologic, Inc.(1)	4,750	357,960
IDEXX Laboratories, Inc.(1)	2,234	1,467,135
Insulet Corp.(1)	1,225	302,097
Intuitive Surgical, Inc.(1)	3,574	1,799,545
Masimo Corp.(1)	3,266	572,693
Medtronic PLC	11,227	1,096,429
Penumbra, Inc.(1)	625	215,244
ResMed, Inc.	2,745	703,434
STERIS PLC	1,914	482,998
Stryker Corp.	2,259	875,272
Zimmer Biomet Holdings, Inc.	4,064	400,060
		14,950,449
Health Care Providers and Services — 1.1%
Cardinal Health, Inc.	2,214	507,515
Cencora, Inc.	3,365	1,252,251
Centene Corp.(1)	31,023	1,392,312
Cigna Group	1,351	391,547
CVS Health Corp.	6,615	528,538
DaVita, Inc.(1)	412	64,396
Elevance Health, Inc.	3,593	1,149,760
Encompass Health Corp.	3,261	351,797
Ensign Group, Inc.	2,008	430,053
Guardant Health, Inc.(1)	1,733	162,729
HCA Healthcare, Inc.	1,277	676,427
HealthEquity, Inc.(1)	928	70,983
Henry Schein, Inc.(1)	4	330
Humana, Inc.	2,022	385,272
Labcorp Holdings, Inc.	1,452	419,802
McKesson Corp.	940	928,128
Molina Healthcare, Inc.(1)	1,331	205,041
Quest Diagnostics, Inc.	672	142,403
UnitedHealth Group, Inc.	4,998	1,465,763
Universal Health Services, Inc., Class B	3,341	688,580
		11,213,627
Health Care Technology — 0.0%
Doximity, Inc., Class A(1)	2,125	52,126
Veeva Systems, Inc., Class A(1)	1,920	349,459
		401,585
Hotels, Restaurants and Leisure — 1.7%
Airbnb, Inc., Class A(1)	5,047	681,900
143

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Booking Holdings, Inc.	168	$712,211
Boyd Gaming Corp.	2,876	239,369
Brinker International, Inc.(1)	491	72,766
Carnival Corp.	50,330	1,587,911
Cava Group, Inc.(1)(2)	696	57,399
Chipotle Mexican Grill, Inc.(1)	37,032	1,378,331
Churchill Downs, Inc.	1,259	115,740
Darden Restaurants, Inc.	3,500	748,475
Domino's Pizza, Inc.	384	154,564
DoorDash, Inc., Class A(1)	2,664	470,116
DraftKings, Inc., Class A(1)	196	4,673
Dutch Bros, Inc., Class A(1)	2,023	108,453
Expedia Group, Inc.	2,397	517,009
Flutter Entertainment PLC(1)	652	69,203
Hilton Worldwide Holdings, Inc.	2,020	629,796
Hyatt Hotels Corp., Class A	36	5,814
Las Vegas Sands Corp.	16,143	915,631
Marriott International, Inc., Class A	1,851	632,542
McDonald's Corp.	5,261	1,794,317
MGM Resorts International(1)	3,047	112,312
Norwegian Cruise Line Holdings Ltd.(1)	31,067	770,151
Planet Fitness, Inc., Class A(1)	778	63,913
Red Rock Resorts, Inc., Class A	744	45,049
Royal Caribbean Cruises Ltd.	10,279	3,196,358
Starbucks Corp.	8,855	867,967
Texas Roadhouse, Inc.	3,852	704,415
Viking Holdings Ltd.(1)	4,442	346,565
Wingstop, Inc.	258	66,954
Wyndham Hotels & Resorts, Inc.	142	11,616
Wynn Resorts Ltd.	743	80,385
Yum! Brands, Inc.	2,587	435,030
		17,596,935
Household Durables — 0.7%
DR Horton, Inc.	7,288	1,168,922
Garmin Ltd.	2,862	723,599
Installed Building Products, Inc.	1,353	443,459
Lennar Corp., B Shares	339	36,182
Lennar Corp., Class A	11,969	1,368,775
Mohawk Industries, Inc.(1)	2,025	253,672
NVR, Inc.(1)	108	811,921
PulteGroup, Inc.	6,980	957,656
SharkNinja, Inc.(1)	1,732	212,811
Somnigroup International, Inc.	2,991	267,724
Taylor Morrison Home Corp.(1)	89	5,864
Toll Brothers, Inc.	3,311	520,622
TopBuild Corp.(1)	506	226,840
		6,998,047
Household Products — 0.6%
Church & Dwight Co., Inc.	3,615	379,069
Clorox Co.	1,763	224,183
Colgate-Palmolive Co.	15,305	1,517,338
Kimberly-Clark Corp.	6,680	744,419
Procter & Gamble Co.	18,329	3,064,609
		5,929,618
144

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	23,073	$398,701
Clearway Energy, Inc., Class C	534	20,458
Ormat Technologies, Inc.	1,173	121,640
Talen Energy Corp.(1)	2,948	1,093,620
Vistra Corp.	8,553	1,487,281
		3,121,700
Industrial Conglomerates — 0.2%
3M Co.	5,521	912,732
Honeywell International, Inc.	5,452	1,328,052
		2,240,784
Insurance — 3.3%
Aflac, Inc.	13,010	1,469,219
Allstate Corp.	10,955	2,350,067
American Financial Group, Inc.	3,454	459,313
American International Group, Inc.	24,180	1,946,248
Aon PLC, Class A	1,795	602,169
Arch Capital Group Ltd.(1)	16,148	1,617,222
Arthur J Gallagher & Co.	2,306	526,229
Assurant, Inc.	3,687	846,498
Axis Capital Holdings Ltd.	5,258	555,876
Brown & Brown, Inc.	1,064	76,416
Chubb Ltd.	6,396	2,180,141
Cincinnati Financial Corp.	3,912	641,490
CNA Financial Corp.	317	15,222
Erie Indemnity Co., Class A	372	100,232
Everest Group Ltd.	1,247	418,356
Fidelity National Financial, Inc.	8,042	425,261
First American Financial Corp.	187	13,111
Globe Life, Inc.	4,717	685,191
Hanover Insurance Group, Inc.	1	181
Hartford Insurance Group, Inc.	14,300	2,013,869
Kinsale Capital Group, Inc.	911	354,989
Lemonade, Inc.(1)	205	10,607
Lincoln National Corp.	13,218	453,377
Loews Corp.	5,316	584,866
Markel Group, Inc.(1)	444	920,177
Marsh & McLennan Cos., Inc.	3,034	566,569
MetLife, Inc.	21,729	1,566,009
Old Republic International Corp.	9,443	404,821
Primerica, Inc.	2,145	544,101
Principal Financial Group, Inc.	12,028	1,147,712
Progressive Corp.	14,857	3,174,347
Prudential Financial, Inc.	14,385	1,415,196
Reinsurance Group of America, Inc.	2,217	478,273
RenaissanceRe Holdings Ltd.	2,937	888,325
Ryan Specialty Holdings, Inc.	834	32,818
Travelers Cos., Inc.	9,705	2,995,351
Unum Group	6,944	498,093
W.R. Berkley Corp.	8,701	623,862
Willis Towers Watson PLC	530	161,740
		33,763,544
145

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Interactive Media and Services — 6.9%
Alphabet, Inc., Class A	83,374	$25,992,678
Alphabet, Inc., Class C	65,513	20,402,714
Match Group, Inc.	2,042	64,527
Meta Platforms, Inc., Class A	38,540	24,980,857
Pinterest, Inc., Class A(1)	8,798	150,710
Reddit, Inc., Class A(1)	1,574	229,505
		71,820,991
IT Services — 0.9%
Accenture PLC, Class A	8,023	1,674,561
Akamai Technologies, Inc.(1)	4,209	414,124
Amdocs Ltd.	2,113	147,487
Applied Digital Corp.(1)	1,624	44,286
Cloudflare, Inc., Class A(1)	3,511	604,559
Cognizant Technology Solutions Corp., Class A	13,936	897,896
CoreWeave, Inc., Class A(1)	2,120	168,667
EPAM Systems, Inc.(1)	1,540	217,140
Gartner, Inc.(1)	1,450	227,940
GoDaddy, Inc., Class A(1)	3,038	264,792
International Business Machines Corp.	11,001	2,642,550
MongoDB, Inc.(1)	1,332	437,522
Okta, Inc.(1)	1,254	90,915
Snowflake, Inc., Class A(1)	3,677	619,244
Twilio, Inc., Class A(1)	2,720	329,011
VeriSign, Inc.	1,008	229,764
		9,010,458
Leisure Products — 0.0%
Hasbro, Inc.	4,046	402,941
Life Sciences Tools and Services — 0.7%
Agilent Technologies, Inc.	4,406	534,800
Avantor, Inc.(1)	2,024	18,317
Bio-Rad Laboratories, Inc., Class A(1)	573	159,546
Bio-Techne Corp.	3,492	206,028
Bruker Corp.	312	12,514
Charles River Laboratories International, Inc.(1)	989	176,527
Danaher Corp.	5,170	1,089,009
Illumina, Inc.(1)	9,288	1,248,865
IQVIA Holdings, Inc.(1)	1,920	343,315
Medpace Holdings, Inc.(1)	814	367,733
Mettler-Toledo International, Inc.(1)	171	233,704
Repligen Corp.(1)	899	115,728
Revvity, Inc.	1,480	145,499
Thermo Fisher Scientific, Inc.	2,172	1,131,851
Waters Corp.(1)	1,551	495,358
West Pharmaceutical Services, Inc.	2,058	523,432
		6,802,226
Machinery — 2.9%
AGCO Corp.	3,323	453,590
Allison Transmission Holdings, Inc.	1,389	174,042
Caterpillar, Inc.	12,501	9,286,118
Chart Industries, Inc.(1)	663	137,440
Crane Co.	1,034	207,348
Cummins, Inc.	5,181	3,025,030
146

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Deere & Co.	6,546	$4,122,082
Donaldson Co., Inc.	4,626	429,108
Dover Corp.	2,093	471,971
Esab Corp.	5	631
ESCO Technologies, Inc.	38	10,537
Federal Signal Corp.	1,226	142,743
Flowserve Corp.	4,140	366,473
Fortive Corp.	421	24,923
Gates Industrial Corp. PLC(1)	225	6,203
Graco, Inc.	4,997	469,318
IDEX Corp.	754	157,940
Illinois Tool Works, Inc.	4,138	1,202,627
Ingersoll Rand, Inc.	3,316	312,168
ITT, Inc.	2,031	411,095
JBT Marel Corp.	1,018	156,772
Lincoln Electric Holdings, Inc.	2,354	675,716
Middleby Corp.(1)	1,453	245,354
Mueller Industries, Inc.	5,813	685,701
Oshkosh Corp.	2,314	393,426
Otis Worldwide Corp.	3,674	340,065
PACCAR, Inc.	12,730	1,605,126
Parker-Hannifin Corp.	1,457	1,470,375
Pentair PLC	216	21,425
RBC Bearings, Inc.(1)	477	274,714
Snap-on, Inc.	1,628	627,138
SPX Technologies, Inc.(1)	936	212,416
Stanley Black & Decker, Inc.	2,434	210,517
Symbotic, Inc.(1)	893	48,919
Terex Corp.	476	32,744
Timken Co.	164	17,774
Toro Co.	6,724	664,735
Watts Water Technologies, Inc., Class A	725	238,337
Westinghouse Air Brake Technologies Corp.	1,731	456,897
Xylem, Inc.	3,332	431,694
		30,221,232
Marine Transportation — 0.0%
Kirby Corp.(1)	2,596	336,961
Media — 0.3%
Charter Communications, Inc., Class A(1)	1,122	263,255
EchoStar Corp., Class A(1)	3,976	459,347
Fox Corp., Class A	9,030	508,750
Fox Corp., Class B	6,804	351,971
New York Times Co., Class A	5,912	471,719
News Corp., Class A	6,222	151,132
News Corp., Class B	1,759	47,106
Nexstar Media Group, Inc., Class A	46	11,547
Omnicom Group, Inc.	782	66,697
Paramount Skydance Corp., Class B	41,910	566,204
Trade Desk, Inc., Class A(1)	2,751	65,529
		2,963,257
Metals and Mining — 0.9%
Alcoa Corp.	3,107	192,883
Cleveland-Cliffs, Inc.(1)	14,649	156,158
147

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Coeur Mining, Inc.(1)	27,495	$746,489
Commercial Metals Co.	7,425	544,252
Freeport-McMoRan, Inc.	53,271	3,626,690
Hecla Mining Co.	24,949	621,480
MP Materials Corp.(1)(2)	3,750	220,762
Newmont Corp.	2,339	304,070
Nucor Corp.	6,524	1,153,965
Reliance, Inc.	1,462	461,466
Royal Gold, Inc.	2,201	659,838
Steel Dynamics, Inc.	4,296	829,686
		9,517,739
Multi-Utilities — 0.6%
Ameren Corp.	5,897	668,012
CenterPoint Energy, Inc.	13,911	605,129
CMS Energy Corp.	8,463	660,706
Consolidated Edison, Inc.	8,628	970,823
Dominion Energy, Inc.	14,304	903,155
DTE Energy Co.	4,435	657,444
NiSource, Inc.	7,778	367,899
Public Service Enterprise Group, Inc.	4,798	412,964
Sempra	5,224	502,914
WEC Energy Group, Inc.	2,504	292,868
		6,041,914
Oil, Gas and Consumable Fuels — 5.4%
Antero Midstream Corp.	20,453	459,783
Antero Resources Corp.(1)	9,374	345,057
APA Corp.	28,344	860,807
Centrus Energy Corp., Class A(1)	3	608
Cheniere Energy, Inc.	9,487	2,236,371
Chevron Corp.	28,415	5,306,785
Chord Energy Corp.	21	2,276
Comstock Resources, Inc.(1)	218	4,275
ConocoPhillips	43,263	4,908,620
Coterra Energy, Inc.	44,602	1,364,375
Devon Energy Corp.	37,464	1,630,808
Diamondback Energy, Inc.	8,192	1,426,063
DT Midstream, Inc.	2,779	385,836
EOG Resources, Inc.	19,730	2,448,098
EQT Corp.	23,394	1,436,860
Expand Energy Corp.	13,810	1,490,375
Exxon Mobil Corp.	76,321	11,638,953
Hess Midstream LP, Class A	8,197	317,060
HF Sinclair Corp.	8,546	427,386
Kinder Morgan, Inc.	30,340	1,009,412
Marathon Petroleum Corp.	7,468	1,480,232
Occidental Petroleum Corp.	35,984	1,910,031
ONEOK, Inc.	21,085	1,745,205
Ovintiv, Inc.	17,701	895,494
Permian Resources Corp.	44,677	817,142
Phillips 66	13,075	2,017,865
Range Resources Corp.	14,768	609,623
Sunococorp LLC	344	20,602
Targa Resources Corp.	10,997	2,593,093
148

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Texas Pacific Land Corp.	1,668	$874,516
Uranium Energy Corp.(1)	10,700	164,031
Valero Energy Corp.	9,687	1,982,348
Viper Energy, Inc., Class A	2,847	132,499
Williams Cos., Inc.	45,177	3,375,625
		56,318,114
Paper and Forest Products — 0.0%
Louisiana-Pacific Corp.	99	8,389
Passenger Airlines — 0.5%
Alaska Air Group, Inc.(1)	300	15,480
American Airlines Group, Inc.(1)	7,475	97,698
Delta Air Lines, Inc.	34,746	2,282,812
Southwest Airlines Co.	22,969	1,131,453
United Airlines Holdings, Inc.(1)	18,472	1,963,574
		5,491,017
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	8,787	961,913
Kenvue, Inc.	17,656	337,583
		1,299,496
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	29,451	1,836,859
Elanco Animal Health, Inc.(1)	13,299	351,093
Eli Lilly & Co.	7,626	8,022,476
Jazz Pharmaceuticals PLC(1)	4,213	800,554
Johnson & Johnson	28,459	7,070,069
Merck & Co., Inc.	65,406	8,098,571
Pfizer, Inc.	96,069	2,656,308
Royalty Pharma PLC, Class A	9,099	420,465
Viatris, Inc.	76,947	1,148,819
Zoetis, Inc.	10,002	1,311,262
		31,716,476
Professional Services — 0.4%
Automatic Data Processing, Inc.	5,465	1,171,477
Booz Allen Hamilton Holding Corp.	1,234	97,276
Broadridge Financial Solutions, Inc.	1,581	293,860
Equifax, Inc.	528	110,331
ExlService Holdings, Inc.(1)	105	3,281
Genpact Ltd.	5,905	234,547
Jacobs Solutions, Inc.	89	12,270
KBR, Inc.	3	127
Leidos Holdings, Inc.	983	172,123
Parsons Corp.(1)	667	44,022
Paychex, Inc.	4,948	463,380
Paycom Software, Inc.	2,644	332,695
Paylocity Holding Corp.(1)	726	77,312
SS&C Technologies Holdings, Inc.	1,412	106,310
TransUnion	15	1,178
UL Solutions, Inc., Class A	2,026	170,123
Verisk Analytics, Inc.	3,276	679,999
		3,970,311
Real Estate Management and Development — 0.1%
CBRE Group, Inc., Class A(1)	3,596	530,985
CoStar Group, Inc.(1)	5,913	263,897
149

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Jones Lang LaSalle, Inc.(1)	1,845	$582,190
Zillow Group, Inc., Class A(1)	632	28,314
Zillow Group, Inc., Class C(1)	2,381	106,240
		1,511,626
Semiconductors and Semiconductor Equipment — 11.9%
Advanced Micro Devices, Inc.(1)	19,202	3,844,432
Allegro MicroSystems, Inc.(1)	232	8,461
Amkor Technology, Inc.	8,969	428,898
Analog Devices, Inc.	5,819	2,070,342
Applied Materials, Inc.	18,614	6,929,992
Astera Labs, Inc.(1)	1,425	169,333
Broadcom, Inc.	55,559	17,753,878
Cirrus Logic, Inc.(1)	340	47,981
Credo Technology Group Holding Ltd.(1)	1,622	182,102
Entegris, Inc.	340	45,033
First Solar, Inc.(1)	3,124	616,053
FormFactor, Inc.(1)	122	12,063
GLOBALFOUNDRIES, Inc.(1)	1,434	68,187
Intel Corp.(1)	62,669	2,858,333
KLA Corp.	3,496	5,329,827
Lam Research Corp.	36,438	8,522,484
MACOM Technology Solutions Holdings, Inc.(1)	1,035	256,804
Marvell Technology, Inc.	10,233	835,934
Microchip Technology, Inc.	6,287	469,262
Micron Technology, Inc.	29,525	12,175,224
Monolithic Power Systems, Inc.	619	707,356
NVIDIA Corp.	278,153	49,285,930
NXP Semiconductors NV	2,998	680,576
ON Semiconductor Corp.(1)	18,264	1,214,191
Onto Innovation, Inc.(1)	1,211	261,443
Qnity Electronics, Inc.	3,034	384,590
Qorvo, Inc.(1)	2,876	238,420
QUALCOMM, Inc.	17,093	2,433,359
Rambus, Inc.(1)	2,983	297,286
Silicon Laboratories, Inc.(1)	34	6,954
SiTime Corp.(1)	509	202,521
Skyworks Solutions, Inc.	6,632	395,134
Teradyne, Inc.	6,458	2,066,754
Texas Instruments, Inc.	11,202	2,376,056
		123,175,193
Software — 6.7%
Adobe, Inc.(1)	5,691	1,493,375
Appfolio, Inc., Class A(1)	336	59,727
AppLovin Corp., Class A(1)	5,283	2,296,890
Atlassian Corp., Class A(1)	2,039	153,190
Aurora Innovation, Inc.(1)(2)	14,864	69,564
Autodesk, Inc.(1)	3,084	758,263
Bentley Systems, Inc., Class B	1,166	42,617
Cadence Design Systems, Inc.(1)	3,314	998,840
Cipher Digital, Inc.(1)(2)	520	8,112
Circle Internet Group, Inc.(1)	2,260	188,574
Clearwater Analytics Holdings, Inc., Class A(1)	3,073	71,877
Confluent, Inc., Class A(1)	3,868	118,632
150

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Crowdstrike Holdings, Inc., Class A(1)	2,924	$1,087,669
Datadog, Inc., Class A(1)	3,805	426,008
Docusign, Inc.(1)	4,361	196,550
Dolby Laboratories, Inc., Class A	256	17,042
Dropbox, Inc., Class A(1)	711	17,768
Dynatrace, Inc.(1)	4,005	143,860
Fair Isaac Corp.(1)	261	367,843
Fortinet, Inc.(1)	17,444	1,378,599
Gitlab, Inc., Class A(1)	13	342
HubSpot, Inc.(1)	578	152,887
InterDigital, Inc.	1,958	717,666
Intuit, Inc.	3,295	1,347,754
JFrog Ltd.(1)	208	8,351
Klaviyo, Inc., Class A(1)	1,016	17,689
Manhattan Associates, Inc.(1)	1,856	251,358
MARA Holdings, Inc.(1)	218	1,949
Microsoft Corp.	104,642	41,097,098
Nutanix, Inc., Class A(1)	2,999	114,802
Oracle Corp.	20,447	2,972,994
Palantir Technologies, Inc., Class A(1)	26,410	3,623,188
Palo Alto Networks, Inc.(1)	8,289	1,234,398
Pegasystems, Inc.	5,325	232,862
PTC, Inc.(1)	1,401	219,383
Riot Platforms, Inc.(1)	99	1,613
Roper Technologies, Inc.	1,312	458,846
Rubrik, Inc., Class A(1)	1,592	82,720
Salesforce, Inc.	11,033	2,149,118
Samsara, Inc., Class A(1)	3,441	99,445
ServiceNow, Inc.(1)	12,312	1,329,819
Strategy, Inc., Class A(1)	3,807	493,006
Synopsys, Inc.(1)	2,240	927,360
Trimble, Inc.(1)	1,989	133,004
Tyler Technologies, Inc.(1)	536	190,114
UiPath, Inc., Class A(1)	9,610	103,115
Unity Software, Inc.(1)	2,664	48,565
Workday, Inc., Class A(1)	2,682	358,744
Zoom Communications, Inc., Class A(1)	6,170	456,210
Zscaler, Inc.(1)	1,234	181,386
		68,900,786
Specialty Retail — 2.5%
AutoNation, Inc.(1)	2,438	475,800
AutoZone, Inc.(1)	87	326,735
Best Buy Co., Inc.	12,220	757,273
Burlington Stores, Inc.(1)	3,882	1,191,269
Carvana Co.(1)	1,335	446,104
Chewy, Inc., Class A(1)	4,264	116,919
Dick's Sporting Goods, Inc.	1,732	352,687
Five Below, Inc.(1)	3,786	846,285
Floor & Decor Holdings, Inc., Class A(1)	3,298	227,859
GameStop Corp., Class A(1)	6,329	152,086
Gap, Inc.	16,863	472,839
Group 1 Automotive, Inc.	5	1,629
Home Depot, Inc.	11,673	4,444,145
151

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Lithia Motors, Inc.	1,577	$440,898
Lowe's Cos., Inc.	4,262	1,127,597
Murphy USA, Inc.	1,010	394,647
O'Reilly Automotive, Inc.(1)	7,268	682,320
Penske Automotive Group, Inc.	498	78,445
Ross Stores, Inc.	14,860	3,055,810
TJX Cos., Inc.	32,314	5,223,881
Tractor Supply Co.	27,197	1,409,892
Ulta Beauty, Inc.(1)	2,549	1,745,530
Wayfair, Inc., Class A(1)	1,261	96,252
Williams-Sonoma, Inc.	6,964	1,432,147
		25,499,049
Technology Hardware, Storage and Peripherals — 5.9%
Apple, Inc.	192,677	50,901,410
Dell Technologies, Inc., Class C	3,654	541,084
GPGI, Inc., Class A	2,105	47,257
Hewlett Packard Enterprise Co.	31,068	667,030
HP, Inc.	10,766	204,446
NetApp, Inc.	4,897	484,950
Pure Storage, Inc., Class A(1)	5,099	327,458
Sandisk Corp.(1)	5,631	3,577,712
Seagate Technology Holdings PLC	2,650	1,080,776
Super Micro Computer, Inc.(1)	9,295	301,065
Western Digital Corp.	10,362	2,898,252
		61,031,440
Textiles, Apparel and Luxury Goods — 0.6%
Amer Sports, Inc.(1)	2,347	89,139
Birkenstock Holding PLC(1)(2)	1,116	46,481
Deckers Outdoor Corp.(1)	9,269	1,086,976
Levi Strauss & Co., Class A	6,039	133,824
Lululemon Athletica, Inc.(1)	5,867	1,086,392
NIKE, Inc., Class B	17,963	1,116,939
Ralph Lauren Corp.	2,184	791,919
Tapestry, Inc.	7,423	1,154,054
VF Corp.	29,919	581,027
		6,086,751
Tobacco — 0.3%
Altria Group, Inc.	12,961	894,827
Philip Morris International, Inc.	10,642	1,988,245
		2,883,072
Trading Companies and Distributors — 0.8%
Air Lease Corp.	5,108	331,203
Applied Industrial Technologies, Inc.	1,182	334,009
Core & Main, Inc., Class A(1)	48	2,600
Fastenal Co.	27,753	1,277,748
Ferguson Enterprises, Inc.	502	130,901
FTAI Aviation Ltd.	3,298	1,008,528
GATX Corp.	180	33,151
QXO, Inc.(1)	14,083	337,288
SiteOne Landscape Supply, Inc.(1)	38	5,430
United Rentals, Inc.	1,974	1,658,160
Watsco, Inc.	730	304,651
WESCO International, Inc.	1,854	536,733
152

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
WW Grainger, Inc.	1,727	$1,976,949
		7,937,351
Water Utilities — 0.0%
American Water Works Co., Inc.	1,426	193,979
Essential Utilities, Inc.	2,347	93,809
		287,788
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	10,593	2,299,634
TOTAL COMMON STOCKS (Cost $843,990,687)		1,032,782,448
WARRANTS — 0.0%
Real Estate Management and Development — 0.0%
Opendoor Technologies, Inc.(1)(2)	3	3
Specialty Retail — 0.0%
GameStop Corp.(1)	624	2,683
TOTAL WARRANTS (Cost $—)		2,686
RIGHTS — 0.0%
Biotechnology — 0.0%
Metsera, Inc.(1)	103	505
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance, Inc.(1)	3,669	1,945
TOTAL RIGHTS (Cost $2,449)		2,450
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	907,660	907,660
State Street Navigator Securities Lending Government Money Market Portfolio(3)	171,889	171,889
TOTAL SHORT-TERM INVESTMENTS (Cost $1,079,549)		1,079,549
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $845,072,685)		1,033,867,133
OTHER ASSETS AND LIABILITIES — 0.1%		863,799
TOTAL NET ASSETS — 100.0%		$1,034,730,932

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $562,541. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $597,133, which includes securities collateral of $425,244.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.
153

Schedule of Investments - Avantis U.S. Large Cap Value ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.2%
ATI, Inc.(1)	146,668	$23,993,418
Air Freight and Logistics — 2.4%
Expeditors International of Washington, Inc.	278,224	40,350,827
FedEx Corp.	294,379	113,924,673
United Parcel Service, Inc., Class B	859,265	99,640,369
		253,915,869
Automobile Components — 0.8%
Aptiv PLC(1)	345,171	25,383,875
Autoliv, Inc.	172,924	20,494,953
BorgWarner, Inc.	502,060	28,903,594
Lear Corp.	57,585	7,558,031
		82,340,453
Automobiles — 1.8%
Ford Motor Co.	5,436,067	76,594,184
General Motors Co.	1,422,547	111,968,674
		188,562,858
Banks — 2.6%
Bank OZK	117,980	5,493,149
Cullen/Frost Bankers, Inc.	3,910	540,440
East West Bancorp, Inc.	216,752	23,723,506
First Citizens BancShares, Inc., Class A	4,424	8,397,416
JPMorgan Chase & Co.	725,356	217,824,407
Pinnacle Financial Partners, Inc.	34,640	3,143,926
Popular, Inc.	3,480	471,053
Wintrust Financial Corp.	63,849	9,198,087
Zions Bancorp NA	235,552	13,492,419
		282,284,403
Beverages — 0.5%
Brown-Forman Corp., Class A	1,245	36,553
Brown-Forman Corp., Class B	32,903	949,581
Coca-Cola Consolidated, Inc.	124,090	25,115,816
Constellation Brands, Inc., Class A	105,478	16,650,757
Molson Coors Beverage Co., Class B	252,184	12,354,494
		55,107,201
Biotechnology — 2.1%
Alkermes PLC(1)	8,369	251,907
Arrowhead Pharmaceuticals, Inc.(1)	23,206	1,468,244
Exelixis, Inc.(1)	540,866	23,830,556
Gilead Sciences, Inc.	1,267,737	188,829,426
United Therapeutics Corp.(1)	20,141	10,149,050
		224,529,183
Broadline Retail — 2.7%
Amazon.com, Inc.(1)	1,301,358	273,285,180
Dillard's, Inc., Class A(2)	7,847	4,730,093
Macy's, Inc.	222,787	4,406,727
		282,422,000
Building Products — 1.0%
A.O. Smith Corp.	140,078	10,926,084
Advanced Drainage Systems, Inc.	131,299	22,496,771
Armstrong World Industries, Inc.	107,436	18,640,146
154

Schedule of Investments - Avantis U.S. Large Cap Value ETF

	Shares	Value
Lennox International, Inc.	49,015	$27,935,609
Owens Corning	189,700	23,156,679
		103,155,289
Capital Markets — 2.4%
Ameriprise Financial, Inc.	154,545	72,654,695
Galaxy Digital, Inc., Class A(1)(2)	522,549	10,759,284
Goldman Sachs Group, Inc.	12,315	10,585,605
Jefferies Financial Group, Inc.	94,536	4,197,398
LPL Financial Holdings, Inc.	101,451	30,473,851
MarketAxess Holdings, Inc.	120	23,040
Morgan Stanley	486,270	80,968,818
Northern Trust Corp.	255,156	36,510,272
T. Rowe Price Group, Inc.	102,563	9,705,537
		255,878,500
Chemicals — 0.8%
Air Products & Chemicals, Inc.	133	36,664
Cabot Corp.	47,342	3,604,620
CF Industries Holdings, Inc.	321,352	31,987,378
LyondellBasell Industries NV, Class A	447,262	25,726,510
NewMarket Corp.	19,379	12,131,448
Solstice Advanced Materials, Inc.	127,913	10,042,450
		83,529,070
Communications Equipment — 0.0%
Ubiquiti, Inc.	300	230,097
Construction and Engineering — 1.3%
Dycom Industries, Inc.(1)	64,326	27,018,207
EMCOR Group, Inc.	83,620	60,592,724
Fluor Corp.(1)	73,971	3,869,423
IES Holdings, Inc.(1)	16,671	8,257,980
Primoris Services Corp.	107,306	16,173,160
Valmont Industries, Inc.	46,186	21,242,327
		137,153,821
Construction Materials — 0.2%
Eagle Materials, Inc.	77,091	17,252,966
Consumer Finance — 2.0%
Ally Financial, Inc.	586,365	23,126,235
American Express Co.	353,920	109,325,888
Credit Acceptance Corp.(1)	90	42,586
OneMain Holdings, Inc.	280,157	15,414,238
SLM Corp.	425,005	7,964,594
Synchrony Financial	759,224	52,469,971
		208,343,512
Consumer Staples Distribution & Retail — 6.4%
BJ's Wholesale Club Holdings, Inc.(1)	295,020	29,145,026
Costco Wholesale Corp.	222,978	225,383,933
Dollar General Corp.	375,065	58,600,156
Dollar Tree, Inc.(1)	375,884	47,541,808
Kroger Co.	1,011,701	69,038,476
Sprouts Farmers Market, Inc.(1)	211,444	15,619,368
Target Corp.	622,027	70,780,452
Walmart, Inc.	1,325,230	169,563,179
		685,672,398
155

Schedule of Investments - Avantis U.S. Large Cap Value ETF

	Shares	Value
Containers and Packaging — 0.4%
Graphic Packaging Holding Co.	549,871	$6,724,923
Packaging Corp. of America	146,129	33,922,386
Smurfit Westrock PLC	100,614	4,729,864
		45,377,173
Diversified Consumer Services — 0.0%
Grand Canyon Education, Inc.(1)	32,210	5,123,645
Diversified Telecommunication Services — 1.9%
Comcast Corp., Class A	531,746	16,462,856
Globalstar, Inc.(1)	74,010	4,608,603
Verizon Communications, Inc.	3,571,251	179,062,525
		200,133,984
Electrical Equipment — 0.3%
Nextpower, Inc., Class A(1)	346,609	36,428,606
Electronic Equipment, Instruments and Components — 0.7%
Flex Ltd.(1)	822,193	51,814,603
Jabil, Inc.	61,491	16,294,500
Sanmina Corp.(1)	56,997	8,849,354
		76,958,457
Energy Equipment and Services — 1.2%
Halliburton Co.	1,223,038	44,029,368
Noble Corp. PLC	35,286	1,603,043
NOV, Inc.	399,145	8,086,678
TechnipFMC PLC	924,455	61,300,611
Weatherford International PLC	88,449	9,327,831
		124,347,531
Entertainment — 0.2%
Netflix, Inc.(1)	246,095	23,684,183
Financial Services — 0.6%
Corebridge Financial, Inc.	583,114	15,067,666
Enact Holdings, Inc.	8,630	361,079
Equitable Holdings, Inc.	8,598	345,812
Jackson Financial, Inc., Class A	182,538	19,984,260
MGIC Investment Corp.	398,717	10,577,962
PayPal Holdings, Inc.	38,429	1,775,804
Radian Group, Inc.	465	16,052
Visa, Inc., Class A	52,321	16,750,045
		64,878,680
Food Products — 0.8%
Archer-Daniels-Midland Co.	388,612	26,829,773
Cal-Maine Foods, Inc.	38,530	3,356,348
Hershey Co.	61,348	14,495,305
Ingredion, Inc.	147,286	17,300,214
Lamb Weston Holdings, Inc.	291,203	14,033,073
Pilgrim's Pride Corp.	106,278	4,586,958
		80,601,671
Ground Transportation — 4.6%
CSX Corp.	2,532,623	108,117,676
JB Hunt Transport Services, Inc.	164,206	38,327,323
Landstar System, Inc.	36,652	5,972,443
Norfolk Southern Corp.	283,414	89,201,722
Old Dominion Freight Line, Inc.	281,546	57,167,915
Ryder System, Inc.	99,318	22,004,896
156

Schedule of Investments - Avantis U.S. Large Cap Value ETF

	Shares	Value
Schneider National, Inc., Class B	2,967	$84,204
U-Haul Holding Co.(1)(2)	5,527	279,998
U-Haul Holding Co.	55,136	2,600,214
Union Pacific Corp.	630,578	167,090,558
		490,846,949
Health Care Equipment and Supplies — 0.3%
Baxter International, Inc.	44,620	908,909
Dexcom, Inc.(1)	32,557	2,390,660
Edwards Lifesciences Corp.(1)	253	21,877
IDEXX Laboratories, Inc.(1)	5,137	3,373,622
Lantheus Holdings, Inc.(1)	120,792	9,048,529
Masimo Corp.(1)	112,919	19,800,347
		35,543,944
Health Care Providers and Services — 0.4%
Centene Corp.(1)	396,485	17,794,247
Elevance Health, Inc.	252	80,640
Universal Health Services, Inc., Class B	103,054	21,239,429
		39,114,316
Hotels, Restaurants and Leisure — 2.8%
Boyd Gaming Corp.	138,770	11,549,827
Brinker International, Inc.(1)	50,852	7,536,266
Carnival Corp.	1,797,928	56,724,628
Chipotle Mexican Grill, Inc.(1)	1,313,141	48,875,108
Las Vegas Sands Corp.	537,460	30,484,731
Norwegian Cruise Line Holdings Ltd.(1)	1,150,683	28,525,432
Royal Caribbean Cruises Ltd.	289,363	89,980,319
Super Group SGHC Ltd.	150,097	1,606,038
Texas Roadhouse, Inc.	152,690	27,922,420
		303,204,769
Household Durables — 0.7%
Installed Building Products, Inc.	40,780	13,366,053
Lennar Corp., B Shares	11,098	1,184,489
Lennar Corp., Class A	285,580	32,658,929
NVR, Inc.(1)	3,220	24,207,284
PulteGroup, Inc.	25,157	3,451,540
		74,868,295
Independent Power and Renewable Electricity Producers — 0.3%
Talen Energy Corp.(1)	73,095	27,116,052
Insurance — 7.1%
Allstate Corp.	362,522	77,768,219
American Financial Group, Inc.	112,843	15,005,862
American International Group, Inc.	764,408	61,527,200
Arch Capital Group Ltd.(1)	513,891	51,466,184
Assurant, Inc.	100,041	22,968,413
Axis Capital Holdings Ltd.	196,434	20,767,002
CNA Financial Corp.	230	11,045
Erie Indemnity Co., Class A	24	6,466
F&G Annuities & Life, Inc.	13,560	307,134
Globe Life, Inc.	175,385	25,476,425
Hanover Insurance Group, Inc.	6,708	1,211,666
Hartford Insurance Group, Inc.	511,919	72,093,553
Kinsale Capital Group, Inc.	1,643	640,228
Lincoln National Corp.	168,074	5,764,938
157

Schedule of Investments - Avantis U.S. Large Cap Value ETF

	Shares	Value
Markel Group, Inc.(1)	2,887	$5,983,221
MetLife, Inc.	746,197	53,778,418
Oscar Health, Inc., Class A(1)	8,636	117,795
Primerica, Inc.	80,873	20,514,245
Principal Financial Group, Inc.	249,331	23,791,164
Progressive Corp.	540,863	115,560,789
Prudential Financial, Inc.	462,332	45,484,222
RenaissanceRe Holdings Ltd.	106,935	32,343,560
Travelers Cos., Inc.	323,034	99,701,214
Unum Group	85,804	6,154,721
		758,443,684
Interactive Media and Services — 6.0%
Alphabet, Inc., Class A	592,714	184,784,517
Alphabet, Inc., Class C	472,406	147,121,400
Meta Platforms, Inc., Class A	480,067	311,169,828
		643,075,745
IT Services — 0.1%
Kyndryl Holdings, Inc.(1)	512,281	6,316,425
Leisure Products — 0.1%
Mattel, Inc.(1)	501,129	8,494,137
Life Sciences Tools and Services — 0.1%
Illumina, Inc.(1)	105,321	14,161,462
Machinery — 4.3%
AGCO Corp.	44,988	6,140,862
Caterpillar, Inc.	370,737	275,394,566
Cummins, Inc.	104,837	61,211,179
Deere & Co.	119,562	75,289,387
Graco, Inc.	61	5,729
Mueller Industries, Inc.	168,370	19,860,925
Terex Corp.	29,047	1,998,143
Toro Co.	206,212	20,386,119
		460,286,910
Media — 0.2%
Fox Corp., Class A	198,763	11,198,307
Fox Corp., Class B	139,541	7,218,456
Paramount Skydance Corp., Class B	422,398	5,706,597
		24,123,360
Metals and Mining — 0.9%
Commercial Metals Co.	50,867	3,728,551
Freeport-McMoRan, Inc.	1,420,936	96,737,323
		100,465,874
Oil, Gas and Consumable Fuels — 12.1%
Antero Midstream Corp.	629,334	14,147,428
Antero Resources Corp.(1)	3,684	135,608
APA Corp.	925,728	28,114,359
Cheniere Energy, Inc.	348,427	82,134,697
Chord Energy Corp.	90,949	9,856,143
Comstock Resources, Inc.(1)	12,399	243,144
ConocoPhillips	1,323,712	150,188,364
Coterra Energy, Inc.	1,437,117	43,961,409
Devon Energy Corp.	1,210,856	52,708,562
Diamondback Energy, Inc.	170,166	29,622,497
EOG Resources, Inc.	770,449	95,597,312
158

Schedule of Investments - Avantis U.S. Large Cap Value ETF

	Shares	Value
EQT Corp.	274,824	$16,879,690
Expand Energy Corp.	185,570	20,026,714
Exxon Mobil Corp.	2,248,513	342,898,385
Hess Midstream LP, Class A	303,039	11,721,549
HF Sinclair Corp.	305,554	15,280,756
Magnolia Oil & Gas Corp., Class A	103,568	2,881,262
Matador Resources Co.	219,841	11,299,827
Murphy Oil Corp.	107,929	3,577,846
Occidental Petroleum Corp.	982,903	52,172,491
ONEOK, Inc.	471,916	39,060,487
Ovintiv, Inc.	600,471	30,377,828
Permian Resources Corp.	1,465,725	26,808,110
Range Resources Corp.	490,130	20,232,567
SM Energy Co.	407	9,414
Targa Resources Corp.	378,091	89,153,858
Williams Cos., Inc.	1,355,947	101,316,360
		1,290,406,667
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp.	121,539	10,299,215
Passenger Airlines — 1.5%
Alaska Air Group, Inc.(1)	256,035	13,211,406
Delta Air Lines, Inc.	1,142,943	75,091,355
Southwest Airlines Co.	14,498	714,171
United Airlines Holdings, Inc.(1)	644,695	68,531,079
		157,548,011
Personal Care Products — 0.3%
Estee Lauder Cos., Inc., Class A	273,954	29,989,744
Pharmaceuticals — 3.3%
Jazz Pharmaceuticals PLC(1)	141,022	26,797,000
Merck & Co., Inc.	2,005,078	248,268,758
Viatris, Inc.	2,470,620	36,886,357
Zoetis, Inc.	297,044	38,942,468
		350,894,583
Professional Services — 0.0%
Genpact Ltd.	1,064	42,262
Real Estate Management and Development — 0.1%
Opendoor Technologies, Inc.(1)	1,431,114	7,756,638
Semiconductors and Semiconductor Equipment — 9.0%
Amkor Technology, Inc.	325,414	15,561,297
Applied Materials, Inc.	506,147	188,438,528
Cirrus Logic, Inc.(1)	18,629	2,628,924
KLA Corp.	78,752	120,061,362
Lam Research Corp.	1,099,115	257,072,007
Micron Technology, Inc.	826,529	340,835,764
ON Semiconductor Corp.(1)	568,262	37,778,058
		962,375,940
Software — 1.0%
Cipher Digital, Inc.(1)(2)	9,051	141,196
InterDigital, Inc.	65,204	23,899,222
Manhattan Associates, Inc.(1)	926	125,408
Microsoft Corp.	187,881	73,788,384
Pegasystems, Inc.	188,193	8,229,680
159

Schedule of Investments - Avantis U.S. Large Cap Value ETF

	Shares	Value
Qualys, Inc.(1)	10,667	$986,377
		107,170,267
Specialty Retail — 5.6%
Abercrombie & Fitch Co., Class A(1)	64,308	6,289,322
AutoNation, Inc.(1)	70,133	13,687,156
Best Buy Co., Inc.	436,421	27,045,009
Burlington Stores, Inc.(1)	135,696	41,641,032
CarMax, Inc.(1)	22,277	961,698
Five Below, Inc.(1)	101,674	22,727,189
Gap, Inc.	617,710	17,320,588
Lithia Motors, Inc.	35,018	9,790,333
Murphy USA, Inc.	39,361	15,379,917
Penske Automotive Group, Inc.	417	65,686
Ross Stores, Inc.	496,838	102,169,766
TJX Cos., Inc.	1,055,435	170,621,622
Tractor Supply Co.	961,041	49,820,366
Ulta Beauty, Inc.(1)	94,361	64,617,469
Urban Outfitters, Inc.(1)	142,925	9,461,635
Williams-Sonoma, Inc.	241,555	49,675,786
		601,274,574
Technology Hardware, Storage and Peripherals — 2.8%
Apple, Inc.	1,131,052	298,801,317
Textiles, Apparel and Luxury Goods — 1.2%
Crocs, Inc.(1)	98,926	8,973,577
Deckers Outdoor Corp.(1)	311,936	36,580,735
Levi Strauss & Co., Class A	244,569	5,419,649
Lululemon Athletica, Inc.(1)	135,278	25,049,427
Ralph Lauren Corp.	83,301	30,204,943
VF Corp.	958,826	18,620,401
		124,848,732
Trading Companies and Distributors — 0.8%
Air Lease Corp.	699	45,323
Fastenal Co.	200	9,208
GATX Corp.	37,076	6,828,287
WW Grainger, Inc.	65,454	74,927,158
		81,809,976
Wireless Telecommunication Services — 0.8%
T-Mobile U.S., Inc.	374,589	81,319,526
TOTAL COMMON STOCKS (Cost $8,444,655,985)		10,632,504,342
WARRANTS — 0.0%
Real Estate Management and Development — 0.0%
Opendoor Technologies, Inc.(1)(2) (Cost $—)	49,969	42,024
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,275,846	9,275,846
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,906,347	2,906,347
TOTAL SHORT-TERM INVESTMENTS (Cost $12,182,193)		12,182,193
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $8,456,838,178)		10,644,728,559
OTHER ASSETS AND LIABILITIES — 0.1%		8,547,636
TOTAL NET ASSETS — 100.0%		$10,653,276,195
160

Schedule of Investments - Avantis U.S. Large Cap Value ETF

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,479,027. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,707,261, which includes securities collateral of $1,800,914.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.
161

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 2.2%
ATI, Inc.(1)	6,549	$1,071,351
BWX Technologies, Inc.	4,224	870,059
Carpenter Technology Corp.	1,139	453,402
Curtiss-Wright Corp.	1,444	1,011,276
HEICO Corp.	1,191	380,477
HEICO Corp., Class A	2,101	504,471
Hexcel Corp.	393	36,427
Huntington Ingalls Industries, Inc.	1,598	710,343
Leonardo DRS, Inc.	206	8,938
Moog, Inc., Class A	674	227,428
StandardAero, Inc.(1)	2,542	78,294
Textron, Inc.	6,874	678,120
VSE Corp.	137	31,109
Woodward, Inc.	2,379	920,102
		6,981,797
Air Freight and Logistics — 0.6%
CH Robinson Worldwide, Inc.	4,649	861,227
Expeditors International of Washington, Inc.	6,507	943,710
		1,804,937
Automobile Components — 0.7%
Aptiv PLC(1)	10,761	791,364
Autoliv, Inc.	3,401	403,086
BorgWarner, Inc.	11,047	635,976
Lear Corp.	1,435	188,344
Mobileye Global, Inc., Class A(1)	1,759	14,881
		2,033,651
Automobiles — 0.4%
Ford Motor Co.	56,843	800,918
Lucid Group, Inc.(1)	1	10
Rivian Automotive, Inc., Class A(1)	34,766	532,963
		1,333,891
Banks — 4.1%
Bank OZK	15	698
BOK Financial Corp.	921	115,788
Citizens Financial Group, Inc.	18,543	1,116,103
Columbia Banking System, Inc.	9,294	264,414
Commerce Bancshares, Inc.	5,346	272,593
Cullen/Frost Bankers, Inc.	2,285	315,833
East West Bancorp, Inc.	5,681	621,785
Fifth Third Bancorp	33,803	1,672,234
First Citizens BancShares, Inc., Class A	325	616,899
First Horizon Corp.	18,320	435,833
FNB Corp.	1,728	29,359
Glacier Bancorp, Inc.	618	28,113
Huntington Bancshares, Inc.	65,784	1,105,171
KeyCorp	43,386	899,826
M&T Bank Corp.	5,324	1,155,202
Old National Bancorp	7,653	176,784
Pinnacle Financial Partners, Inc.	4,398	399,163
Popular, Inc.	2,517	340,701
162

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

	Shares	Value
Prosperity Bancshares, Inc.	3,604	$253,613
Regions Financial Corp.	32,699	910,013
Southstate Bank Corp.	3,752	370,210
UMB Financial Corp.	1,510	174,979
Valley National Bancorp	10,538	132,884
Webster Financial Corp.	5,538	399,456
Western Alliance Bancorp	3,878	311,481
Wintrust Financial Corp.	2,699	388,818
Zions Bancorp NA	6,805	389,790
		12,897,743
Beverages — 1.0%
Brown-Forman Corp., Class A	1,595	46,829
Brown-Forman Corp., Class B	8,917	257,345
Celsius Holdings, Inc.(1)	6,372	341,603
Coca-Cola Consolidated, Inc.	2,976	602,342
Constellation Brands, Inc., Class A	3,655	576,978
Keurig Dr. Pepper, Inc.	28,013	848,234
Molson Coors Beverage Co., Class B	7,862	385,159
Primo Brands Corp., Class A	8,994	203,984
		3,262,474
Biotechnology — 2.1%
Arrowhead Pharmaceuticals, Inc.(1)	1,244	78,708
Biogen, Inc.(1)	5,910	1,133,656
BioMarin Pharmaceutical, Inc.(1)	7,126	439,888
Exelixis, Inc.(1)	12,653	557,491
Halozyme Therapeutics, Inc.(1)	5,481	381,094
Incyte Corp.(1)	6,790	687,623
Krystal Biotech, Inc.(1)	585	161,249
Moderna, Inc.(1)	11,493	615,680
Neurocrine Biosciences, Inc.(1)	4,068	537,993
Praxis Precision Medicines, Inc.(1)	326	109,781
Revolution Medicines, Inc.(1)	5,175	527,953
Roivant Sciences Ltd.(1)	10,605	306,909
United Therapeutics Corp.(1)	2,064	1,040,050
Vaxcyte, Inc.(1)	1,848	114,096
		6,692,171
Broadline Retail — 0.7%
Coupang, Inc.(1)	24,919	475,454
Dillard's, Inc., Class A	164	98,858
eBay, Inc.	16,026	1,456,122
Ollie's Bargain Outlet Holdings, Inc.(1)	2,449	262,288
		2,292,722
Building Products — 1.8%
A.O. Smith Corp.	5,208	406,224
AAON, Inc.	819	82,883
Advanced Drainage Systems, Inc.	3,655	626,248
Allegion PLC	270	43,510
Armstrong World Industries, Inc.	989	171,591
Builders FirstSource, Inc.(1)	4,292	447,613
Carlisle Cos., Inc.	1,440	568,469
Carrier Global Corp.	10,073	648,701
Fortune Brands Innovations, Inc.	4,373	237,629
Lennox International, Inc.	1,218	694,187
163

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

	Shares	Value
Masco Corp.	2,821	$202,040
Modine Manufacturing Co.(1)	1,389	315,650
Owens Corning	4,172	509,276
Simpson Manufacturing Co., Inc.	1,863	360,621
Zurn Elkay Water Solutions Corp.	6,717	342,433
		5,657,075
Capital Markets — 4.1%
Affiliated Managers Group, Inc.	751	229,941
Ameriprise Financial, Inc.	1,524	716,463
Carlyle Group, Inc.	10,758	559,308
Cboe Global Markets, Inc.	3,880	1,162,914
Coinbase Global, Inc., Class A(1)	1,346	236,694
Evercore, Inc., Class A	1,463	451,833
FactSet Research Systems, Inc.	1,569	340,175
Franklin Resources, Inc.	12,325	327,106
Galaxy Digital, Inc., Class A(1)(2)	3,937	81,063
Hamilton Lane, Inc., Class A	1,594	167,274
Houlihan Lokey, Inc.	1,101	180,311
Invesco Ltd.	17,172	450,937
Janus Henderson Group PLC	115	5,992
Jefferies Financial Group, Inc.	7,143	317,149
LPL Financial Holdings, Inc.	3,355	1,007,775
MarketAxess Holdings, Inc.	991	190,272
Morningstar, Inc.	901	165,009
Northern Trust Corp.	9,004	1,288,382
PJT Partners, Inc., Class A	377	55,675
Raymond James Financial, Inc.	6,801	1,041,097
Robinhood Markets, Inc., Class A(1)	5,608	425,367
SEI Investments Co.	4,182	340,080
State Street Corp.	10,636	1,368,002
StepStone Group, Inc., Class A	676	29,163
Stifel Financial Corp.	5,926	438,857
T. Rowe Price Group, Inc.	8,016	758,554
Tradeweb Markets, Inc., Class A	3,342	411,918
		12,747,311
Chemicals — 2.7%
Albemarle Corp.	5,161	922,116
Axalta Coating Systems Ltd.(1)	8,236	275,165
CF Industries Holdings, Inc.	7,237	720,371
Corteva, Inc.	8,081	647,450
Dow, Inc.	24,062	739,425
DuPont de Nemours, Inc.	16,387	820,005
Eastman Chemical Co.	5,048	381,174
International Flavors & Fragrances, Inc.	7,649	628,977
LyondellBasell Industries NV, Class A	12,552	721,991
Mosaic Co.	12,536	349,002
NewMarket Corp.	229	143,356
PPG Industries, Inc.	8,925	1,100,185
RPM International, Inc.	5,496	627,204
Solstice Advanced Materials, Inc.	2,363	185,519
Westlake Corp.	1,515	159,651
		8,421,591
164

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

	Shares	Value
Commercial Services and Supplies — 1.4%
Casella Waste Systems, Inc., Class A(1)	318	$29,625
Clean Harbors, Inc.(1)	1,819	533,331
Copart, Inc.(1)	12,960	493,646
MSA Safety, Inc.	1,527	298,391
Rollins, Inc.	11,540	702,671
Tetra Tech, Inc.	6,973	249,912
Veralto Corp.	7,835	763,364
Waste Connections, Inc.	8,272	1,423,859
		4,494,799
Communications Equipment — 0.9%
Ciena Corp.(1)	5,989	2,088,364
F5, Inc.(1)	2,378	645,294
Ubiquiti, Inc.	91	69,796
		2,803,454
Construction and Engineering — 2.0%
AECOM	4,901	480,200
API Group Corp.(1)	8,446	375,509
Comfort Systems USA, Inc.	1,563	2,234,105
Dycom Industries, Inc.(1)	776	325,936
EMCOR Group, Inc.	1,921	1,391,995
Fluor Corp.(1)	7,226	377,992
IES Holdings, Inc.(1)	218	107,986
MasTec, Inc.(1)	1,468	437,494
Primoris Services Corp.	1,407	212,063
Sterling Infrastructure, Inc.(1)	648	277,428
Valmont Industries, Inc.	453	208,348
		6,429,056
Construction Materials — 1.1%
Eagle Materials, Inc.	1,546	345,995
Martin Marietta Materials, Inc.	2,305	1,559,494
Vulcan Materials Co.	4,705	1,458,550
		3,364,039
Consumer Finance — 1.0%
Ally Financial, Inc.	11,971	472,136
Credit Acceptance Corp.(1)	13	6,151
FirstCash Holdings, Inc.	1,328	256,025
OneMain Holdings, Inc.	6,025	331,496
SoFi Technologies, Inc.(1)	45,153	801,917
Synchrony Financial	18,851	1,302,793
		3,170,518
Consumer Staples Distribution & Retail — 3.4%
BJ's Wholesale Club Holdings, Inc.(1)	5,838	576,736
Casey's General Stores, Inc.	1,580	1,083,232
Dollar General Corp.	9,876	1,543,026
Dollar Tree, Inc.(1)	8,960	1,133,261
Kroger Co.	20,479	1,397,487
Maplebear, Inc.(1)	5,717	214,445
Performance Food Group Co.(1)	5,279	512,380
Sprouts Farmers Market, Inc.(1)	4,483	331,159
Sysco Corp.	17,598	1,604,234
Target Corp.	14,241	1,620,483
165

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

	Shares	Value
U.S. Foods Holding Corp.(1)	7,241	$699,553
		10,715,996
Containers and Packaging — 1.3%
Amcor PLC	274	13,270
AptarGroup, Inc.	2,865	411,729
Avery Dennison Corp.	3,207	629,694
Ball Corp.	2,237	150,170
Crown Holdings, Inc.	4,648	532,661
International Paper Co.	16,245	707,470
Packaging Corp. of America	3,782	877,954
Smurfit Westrock PLC	12,846	603,890
		3,926,838
Distributors — 0.4%
Genuine Parts Co.	4,903	584,732
LKQ Corp.	6,814	225,612
Pool Corp.	1,402	318,506
		1,128,850
Diversified Consumer Services — 0.2%
ADT, Inc.	19,383	155,451
Liberty Live Holdings, Inc., Class A(1)	418	40,563
Liberty Live Holdings, Inc., Class C(1)	428	42,650
Service Corp. International	5,060	425,951
		664,615
Diversified Telecommunication Services — 0.0%
GCI Liberty, Inc., Class A(1)	1	40
GCI Liberty, Inc., Class C(1)	53	2,086
Globalstar, Inc.(1)	1,416	88,174
		90,300
Electric Utilities — 3.6%
Alliant Energy Corp.	6,904	499,435
Edison International	11,657	871,244
Entergy Corp.	13,473	1,443,093
Evergy, Inc.	6,493	543,204
Eversource Energy	11,795	898,897
Exelon Corp.	26,928	1,332,128
FirstEnergy Corp.	13,252	677,972
IDACORP, Inc.	1,342	193,208
NRG Energy, Inc.	5,424	970,679
OGE Energy Corp.	6,926	340,344
PG&E Corp.	56,120	1,066,280
Pinnacle West Capital Corp.	4,154	416,646
PPL Corp.	20,169	786,188
Xcel Energy, Inc.	13,927	1,160,955
		11,200,273
Electrical Equipment — 2.2%
Acuity, Inc.	1,316	396,893
AMETEK, Inc.	2,751	658,094
Bloom Energy Corp., Class A(1)	7,942	1,236,331
EnerSys	188	31,236
Generac Holdings, Inc.(1)	2,257	508,660
Hubbell, Inc.	2,043	1,045,260
Nextpower, Inc., Class A(1)	6,254	657,295
nVent Electric PLC	5,566	658,792
166

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

	Shares	Value
Powell Industries, Inc.	10	$5,236
Rockwell Automation, Inc.	4,188	1,706,401
Vicor Corp.(1)	350	70,490
		6,974,688
Electronic Equipment, Instruments and Components — 3.0%
Advanced Energy Industries, Inc.	882	295,973
Arrow Electronics, Inc.(1)	1,955	297,473
CDW Corp.	5,066	621,294
Cognex Corp.	4,694	255,354
Coherent Corp.(1)	4,512	1,168,292
Fabrinet(1)	1,630	889,377
Flex Ltd.(1)	20,190	1,272,374
Jabil, Inc.	4,531	1,200,670
Keysight Technologies, Inc.(1)	6,123	1,881,782
Littelfuse, Inc.	733	258,353
Sanmina Corp.(1)	1,483	230,250
TD SYNNEX Corp.	2,646	414,919
TTM Technologies, Inc.(1)	2,495	260,079
Vontier Corp.	1,069	43,743
Zebra Technologies Corp., Class A(1)	1,648	369,086
		9,459,019
Energy Equipment and Services — 1.2%
Baker Hughes Co.	15,101	985,491
Halliburton Co.	22,015	792,540
Noble Corp. PLC	625	28,394
NOV, Inc.	4,221	85,517
Patterson-UTI Energy, Inc.	15	128
SLB Ltd.	3,834	196,838
TechnipFMC PLC	21,678	1,437,468
Transocean Ltd.(1)	3,669	23,775
Weatherford International PLC	828	87,321
		3,637,472
Entertainment — 1.8%
Electronic Arts, Inc.	6,748	1,353,446
Liberty Media Corp.-Liberty Formula One, Class A(1)	13	1,097
Liberty Media Corp.-Liberty Formula One, Class C(1)	77	7,052
Live Nation Entertainment, Inc.(1)	5,385	873,124
ROBLOX Corp., Class A(1)	5,656	388,341
Roku, Inc.(1)	2,660	261,771
Take-Two Interactive Software, Inc.(1)	4,872	1,030,331
Warner Bros Discovery, Inc.(1)	59,044	1,663,269
		5,578,431
Financial Services — 1.5%
Block, Inc.(1)	12,614	803,512
Corebridge Financial, Inc.	6,399	165,350
Corpay, Inc.(1)	2,551	829,330
Enact Holdings, Inc.	666	27,865
Equitable Holdings, Inc.	9,310	374,448
Essent Group Ltd.	3,105	188,908
Fiserv, Inc.(1)	2,876	179,146
Global Payments, Inc.	4,658	356,151
Jack Henry & Associates, Inc.	2,637	428,407
Jackson Financial, Inc., Class A	2,001	219,070
167

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

	Shares	Value
MGIC Investment Corp.	10,046	$266,520
PayPal Holdings, Inc.	5,600	258,776
PennyMac Financial Services, Inc.	606	55,710
Toast, Inc., Class A(1)	5,666	154,738
Voya Financial, Inc.	3,671	245,517
		4,553,448
Food Products — 2.1%
Archer-Daniels-Midland Co.	18,159	1,253,697
Bunge Global SA	5,962	719,315
Campbell's Co.(2)	5,995	161,565
Darling Ingredients, Inc.(1)	1,994	106,001
General Mills, Inc.	16,826	761,040
Hershey Co.	4,846	1,145,013
Hormel Foods Corp.	11,051	282,906
Ingredion, Inc.	3,003	352,732
Kraft Heinz Co.	30,983	762,492
Lamb Weston Holdings, Inc.	4,899	236,083
Pilgrim's Pride Corp.	2,193	94,650
Smithfield Foods, Inc.	907	22,566
Tyson Foods, Inc., Class A	10,616	689,934
		6,587,994
Gas Utilities — 0.4%
Atmos Energy Corp.	4,582	855,872
National Fuel Gas Co.	3,243	295,210
Southwest Gas Holdings, Inc.	577	50,874
UGI Corp.	3,380	126,446
		1,328,402
Ground Transportation — 1.5%
JB Hunt Transport Services, Inc.	3,822	892,093
Knight-Swift Transportation Holdings, Inc.	5,819	366,132
Lyft, Inc., Class A(1)	7,597	105,142
Old Dominion Freight Line, Inc.	5,682	1,153,730
Ryder System, Inc.	2,040	451,982
Saia, Inc.(1)	948	384,310
U-Haul Holding Co.(1)(2)	456	23,101
U-Haul Holding Co.	4,603	217,078
XPO, Inc.(1)	4,753	1,000,364
		4,593,932
Health Care Equipment and Supplies — 3.1%
Align Technology, Inc.(1)	2,785	529,428
Baxter International, Inc.	18,356	373,912
Cooper Cos., Inc.(1)	6,653	556,657
Dexcom, Inc.(1)	13,790	1,012,600
Edwards Lifesciences Corp.(1)	10,692	924,537
GE HealthCare Technologies, Inc.	12,890	1,086,240
Globus Medical, Inc., Class A(1)	4,952	472,718
Hologic, Inc.(1)	7,876	593,535
IDEXX Laboratories, Inc.(1)	690	453,144
Insulet Corp.(1)	2,369	584,219
Masimo Corp.(1)	1,274	223,396
Penumbra, Inc.(1)	72	24,796
ResMed, Inc.	4,398	1,127,031
Solventum Corp.(1)	4,029	298,952
168

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

	Shares	Value
STERIS PLC	3,664	$924,610
Zimmer Biomet Holdings, Inc.	6,663	655,906
		9,841,681
Health Care Providers and Services — 1.9%
BrightSpring Health Services, Inc.(1)	2,632	109,044
Centene Corp.(1)	21,837	980,045
Chemed Corp.	519	212,795
DaVita, Inc.(1)	1,423	222,415
Encompass Health Corp.	4,145	447,163
Ensign Group, Inc.	2,281	488,522
Humana, Inc.	3,580	682,133
Labcorp Holdings, Inc.	2,952	853,482
Molina Healthcare, Inc.(1)	1,764	271,744
Quest Diagnostics, Inc.	3,028	641,663
Tenet Healthcare Corp.(1)	2,785	666,701
Universal Health Services, Inc., Class B	2,396	493,816
		6,069,523
Health Care Technology — 0.3%
Doximity, Inc., Class A(1)	4,376	107,343
Veeva Systems, Inc., Class A(1)	3,856	701,831
		809,174
Hotels, Restaurants and Leisure — 2.3%
Aramark	8,118	339,738
Boyd Gaming Corp.	2,528	210,405
Brinker International, Inc.(1)	738	109,372
Carnival Corp.	50,298	1,586,902
Cava Group, Inc.(1)(2)	1,131	93,274
Churchill Downs, Inc.	2,266	208,313
Darden Restaurants, Inc.	4,226	903,730
DraftKings, Inc., Class A(1)	803	19,143
Dutch Bros, Inc., Class A(1)	4,682	251,002
Expedia Group, Inc.	4,667	1,006,625
Hyatt Hotels Corp., Class A	1,026	165,699
Las Vegas Sands Corp.	9,614	545,306
MGM Resorts International(1)	5,939	218,912
Norwegian Cruise Line Holdings Ltd.(1)	21,446	531,646
Red Rock Resorts, Inc., Class A	841	50,923
Texas Roadhouse, Inc.	2,751	503,075
Viking Holdings Ltd.(1)	4,237	330,571
Wyndham Hotels & Resorts, Inc.	2,656	217,261
		7,291,897
Household Durables — 2.6%
DR Horton, Inc.	9,319	1,494,674
Garmin Ltd.	5,359	1,354,916
Installed Building Products, Inc.	556	182,235
Lennar Corp., B Shares	373	39,810
Lennar Corp., Class A	7,061	807,496
Mohawk Industries, Inc.(1)	2,014	252,294
NVR, Inc.(1)	69	518,728
PulteGroup, Inc.	8,458	1,160,438
SharkNinja, Inc.(1)	2,255	277,072
Somnigroup International, Inc.	6,583	589,244
Taylor Morrison Home Corp.(1)	4,163	274,300
169

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

	Shares	Value
Toll Brothers, Inc.	3,906	$614,179
TopBuild Corp.(1)	1,220	546,926
		8,112,312
Household Products — 0.6%
Church & Dwight Co., Inc.	9,462	992,185
Clorox Co.	2,658	337,991
Kimberly-Clark Corp.	5,424	604,451
		1,934,627
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp.	25,167	434,886
Brookfield Renewable Corp. (New York)	2	85
Clearway Energy, Inc., Class A	1,052	37,893
Clearway Energy, Inc., Class C	2,405	92,135
Ormat Technologies, Inc.	1,368	141,862
Talen Energy Corp.(1)	2,145	795,731
		1,502,592
Insurance — 5.3%
American Financial Group, Inc.	3,396	451,600
American International Group, Inc.	16,784	1,350,944
Arch Capital Group Ltd.(1)	13,855	1,387,578
Assurant, Inc.	2,369	543,899
Axis Capital Holdings Ltd.	3,985	421,294
Cincinnati Financial Corp.	5,768	945,837
CNA Financial Corp.	911	43,746
Erie Indemnity Co., Class A	754	203,158
Everest Group Ltd.	1,794	601,869
Fidelity National Financial, Inc.	9,405	497,336
First American Financial Corp.	3,374	236,551
Globe Life, Inc.	3,843	558,234
Hanover Insurance Group, Inc.	225	40,642
Hartford Insurance Group, Inc.	12,204	1,718,689
Kinsale Capital Group, Inc.	776	302,384
Lincoln National Corp.	5,119	175,582
Loews Corp.	6,399	704,018
Markel Group, Inc.(1)	423	876,655
Old Republic International Corp.	10,459	448,377
Primerica, Inc.	1,645	417,271
Principal Financial Group, Inc.	9,248	882,444
Prudential Financial, Inc.	13,211	1,299,698
Reinsurance Group of America, Inc.	2,355	508,044
RenaissanceRe Holdings Ltd.	2,145	648,777
Ryan Specialty Holdings, Inc.	4,226	166,293
Unum Group	7,129	511,363
W.R. Berkley Corp.	11,562	828,996
		16,771,279
Interactive Media and Services — 0.1%
Pinterest, Inc., Class A(1)	17,683	302,910
IT Services — 1.2%
Akamai Technologies, Inc.(1)	6,251	615,036
Amdocs Ltd.	3,867	269,917
Applied Digital Corp.(1)	1,294	35,287
Cognizant Technology Solutions Corp., Class A	17,804	1,147,112
EPAM Systems, Inc.(1)	2,090	294,690
170

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

	Shares	Value
Gartner, Inc.(1)	2,689	$422,711
GoDaddy, Inc., Class A(1)	4,853	422,987
MongoDB, Inc.(1)	604	198,396
Twilio, Inc., Class A(1)	4,005	484,445
		3,890,581
Leisure Products — 0.2%
Hasbro, Inc.	4,200	418,278
Mattel, Inc.(1)	13,656	231,469
		649,747
Life Sciences Tools and Services — 1.7%
Agilent Technologies, Inc.	10,339	1,254,948
Bio-Rad Laboratories, Inc., Class A(1)	719	200,198
Bio-Techne Corp.	5,655	333,645
Charles River Laboratories International, Inc.(1)	1,639	292,545
Illumina, Inc.(1)	3,878	521,436
IQVIA Holdings, Inc.(1)	5,169	924,269
Medpace Holdings, Inc.(1)	1,049	473,896
Waters Corp.(1)	2,287	730,422
West Pharmaceutical Services, Inc.	2,716	690,788
		5,422,147
Machinery — 3.9%
AGCO Corp.	3,005	410,183
Allison Transmission Holdings, Inc.	3,416	428,025
Chart Industries, Inc.(1)	1,207	250,211
Crane Co.	1,425	285,755
Donaldson Co., Inc.	5,336	494,967
Dover Corp.	4,678	1,054,889
Esab Corp.	728	91,852
ESCO Technologies, Inc.	105	29,115
Federal Signal Corp.	1,043	121,436
Flowserve Corp.	5,772	510,937
Gates Industrial Corp. PLC(1)	1,728	47,641
Graco, Inc.	6,127	575,448
IDEX Corp.	1,393	291,792
Ingersoll Rand, Inc.	201	18,922
ITT, Inc.	3,447	697,707
JBT Marel Corp.	961	147,994
Lincoln Electric Holdings, Inc.	2,454	704,421
Middleby Corp.(1)	913	154,169
Mueller Industries, Inc.	5,011	591,098
Nordson Corp.	935	274,366
Oshkosh Corp.	2,797	475,546
Pentair PLC	96	9,522
Snap-on, Inc.	2,220	855,188
SPX Technologies, Inc.(1)	1,790	406,223
Symbotic, Inc.(1)	1,452	79,541
Terex Corp.	1,028	70,716
Timken Co.	1,789	193,892
Toro Co.	3,831	378,733
Watts Water Technologies, Inc., Class A	1,065	350,108
Westinghouse Air Brake Technologies Corp.	4,602	1,214,698
Xylem, Inc.	7,295	945,140
		12,160,235
171

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

	Shares	Value
Marine Transportation — 0.0%
Kirby Corp.(1)	467	$60,617
Media — 1.3%
Charter Communications, Inc., Class A(1)	3,138	736,269
EchoStar Corp., Class A(1)	3,897	450,220
Fox Corp., Class A	8,999	507,004
Fox Corp., Class B	6,105	315,812
Liberty Broadband Corp., Class A(1)	668	36,460
Liberty Broadband Corp., Class C(1)	4,641	253,445
New York Times Co., Class A	6,942	553,902
News Corp., Class A	15,145	367,872
News Corp., Class B	4,726	126,562
Nexstar Media Group, Inc., Class A	595	149,357
Omnicom Group, Inc.	153	13,049
Paramount Skydance Corp., Class B	33,696	455,233
Trade Desk, Inc., Class A(1)	10,555	251,420
		4,216,605
Metals and Mining — 1.8%
Alcoa Corp.	2,157	133,907
Cleveland-Cliffs, Inc.(1)	12,169	129,721
Coeur Mining, Inc.(1)	15,064	408,988
Commercial Metals Co.	5,492	402,564
Hecla Mining Co.	16,365	407,652
MP Materials Corp.(1)(2)	1,002	58,988
Nucor Corp.	7,863	1,390,807
Reliance, Inc.	2,338	737,966
Royal Gold, Inc.	2,967	889,477
Steel Dynamics, Inc.	6,160	1,189,681
		5,749,751
Multi-Utilities — 1.6%
Ameren Corp.	6,844	775,288
CenterPoint Energy, Inc.	16,514	718,359
CMS Energy Corp.	8,485	662,424
Consolidated Edison, Inc.	9,912	1,115,298
DTE Energy Co.	4,978	737,939
NiSource, Inc.	3,693	174,679
Public Service Enterprise Group, Inc.	8,327	716,705
WEC Energy Group, Inc.	135	15,790
		4,916,482
Oil, Gas and Consumable Fuels — 6.3%
Antero Midstream Corp.	15,536	349,249
Antero Resources Corp.(1)	12,671	466,419
APA Corp.	18,830	571,867
Cheniere Energy, Inc.	7,672	1,808,521
Chord Energy Corp.	29	3,143
Comstock Resources, Inc.(1)	1,103	21,630
ConocoPhillips	2	227
Coterra Energy, Inc.	34,770	1,063,614
Devon Energy Corp.	31,081	1,352,956
Diamondback Energy, Inc.	3,447	600,054
DT Midstream, Inc.	3,865	536,617
EQT Corp.	24,503	1,504,974
Expand Energy Corp.	11,118	1,199,855
172

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

	Shares	Value
Hess Midstream LP, Class A	4,528	$175,143
HF Sinclair Corp.	7,701	385,127
Kinetik Holdings, Inc.	65	2,957
Occidental Petroleum Corp.	31,731	1,684,281
ONEOK, Inc.	16,651	1,378,203
Ovintiv, Inc.	13,804	698,344
Permian Resources Corp.	32,285	590,493
Range Resources Corp.	11,546	476,619
Targa Resources Corp.	8,574	2,021,749
Texas Pacific Land Corp.	2,358	1,236,276
Uranium Energy Corp.(1)	17,568	269,317
Valero Energy Corp.	6,079	1,244,007
Viper Energy, Inc., Class A	5,583	259,833
		19,901,475
Paper and Forest Products — 0.0%
Louisiana-Pacific Corp.	77	6,525
Passenger Airlines — 1.4%
Delta Air Lines, Inc.	25,117	1,650,187
Southwest Airlines Co.	24,129	1,188,594
United Airlines Holdings, Inc.(1)	15,913	1,691,552
		4,530,333
Personal Care Products — 0.5%
Estee Lauder Cos., Inc., Class A	7,559	827,484
Kenvue, Inc.	40,665	777,515
		1,604,999
Pharmaceuticals — 0.8%
Elanco Animal Health, Inc.(1)	21,104	557,146
Jazz Pharmaceuticals PLC(1)	3,062	581,841
Royalty Pharma PLC, Class A	13,395	618,983
Viatris, Inc.	56,815	848,248
		2,606,218
Professional Services — 1.7%
Booz Allen Hamilton Holding Corp.	5,065	399,274
Broadridge Financial Solutions, Inc.	4,292	797,754
Concentrix Corp.	8	262
Equifax, Inc.	4,073	851,094
Genpact Ltd.	6,786	269,540
Jacobs Solutions, Inc.	851	117,319
Leidos Holdings, Inc.	4,691	821,394
Paychex, Inc.	4,316	404,193
Paycom Software, Inc.	2,197	276,449
Paylocity Holding Corp.(1)	1,823	194,131
SS&C Technologies Holdings, Inc.	5,429	408,750
UL Solutions, Inc., Class A	1,674	140,566
Verisk Analytics, Inc.	3,839	796,861
		5,477,587
Real Estate Management and Development — 0.7%
CBRE Group, Inc., Class A(1)	7,161	1,057,393
CoStar Group, Inc.(1)	12,667	565,328
Jones Lang LaSalle, Inc.(1)	1,783	562,626
		2,185,347
Semiconductors and Semiconductor Equipment — 2.9%
Allegro MicroSystems, Inc.(1)	1,075	39,205
173

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

	Shares	Value
Amkor Technology, Inc.	5,790	$276,878
Cirrus Logic, Inc.(1)	475	67,032
First Solar, Inc.(1)	4,240	836,128
FormFactor, Inc.(1)	328	32,433
GLOBALFOUNDRIES, Inc.(1)	3,925	186,634
MKS, Inc.	1,955	477,919
Monolithic Power Systems, Inc.	1,327	1,516,416
ON Semiconductor Corp.(1)	17,999	1,196,574
Onto Innovation, Inc.(1)	2,118	457,255
Qnity Electronics, Inc.	5,405	685,138
Qorvo, Inc.(1)	3,958	328,118
Rambus, Inc.(1)	4,042	402,826
Silicon Laboratories, Inc.(1)	27	5,522
Skyworks Solutions, Inc.	6,728	400,854
Teradyne, Inc.	6,879	2,201,486
		9,110,418
Software — 1.3%
Appfolio, Inc., Class A(1)	322	57,239
Aurora Innovation, Inc.(1)(2)	12,786	59,838
Bentley Systems, Inc., Class B	5,945	217,290
Bill Holdings, Inc.(1)	337	15,000
Cipher Digital, Inc.(1)(2)	2,512	39,187
Circle Internet Group, Inc.(1)	2,148	179,229
Docusign, Inc.(1)	7,826	352,718
Dolby Laboratories, Inc., Class A	2,456	163,496
HubSpot, Inc.(1)	75	19,838
InterDigital, Inc.	690	252,906
Manhattan Associates, Inc.(1)	2,666	361,056
Pegasystems, Inc.	1,816	79,414
PTC, Inc.(1)	1,720	269,335
Qualys, Inc.(1)	120	11,096
Riot Platforms, Inc.(1)(2)	2,230	36,327
Strategy, Inc., Class A(1)	2,798	362,341
Tyler Technologies, Inc.(1)	541	191,887
UiPath, Inc., Class A(1)	13,933	149,501
Workday, Inc., Class A(1)	1,365	182,582
Zoom Communications, Inc., Class A(1)	9,468	700,064
Zscaler, Inc.(1)	1,818	267,228
		3,967,572
Specialty Retail — 2.5%
AutoNation, Inc.(1)	1,391	271,468
Best Buy Co., Inc.	9,184	569,133
Burlington Stores, Inc.(1)	2,432	746,308
CarMax, Inc.(1)	176	7,598
Chewy, Inc., Class A(1)	6,141	168,386
Dick's Sporting Goods, Inc.	2,164	440,655
Five Below, Inc.(1)	1,629	364,130
Floor & Decor Holdings, Inc., Class A(1)	4,422	305,516
GameStop Corp., Class A(1)	15,380	369,581
Gap, Inc.	12,752	357,566
Lithia Motors, Inc.	1,177	329,066
Murphy USA, Inc.	783	305,949
Penske Automotive Group, Inc.	804	126,646
174

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

	Shares	Value
Tractor Supply Co.	21,394	$1,109,065
Ulta Beauty, Inc.(1)	1,876	1,284,666
Urban Outfitters, Inc.(1)	894	59,183
Williams-Sonoma, Inc.	5,395	1,109,482
		7,924,398
Technology Hardware, Storage and Peripherals — 1.6%
GPGI, Inc., Class A	3,239	72,715
Hewlett Packard Enterprise Co.	938	20,139
NetApp, Inc.	7,074	700,538
Pure Storage, Inc., Class A(1)	13,199	847,640
Super Micro Computer, Inc.(1)	13,797	446,885
Western Digital Corp.	10,073	2,817,418
		4,905,335
Textiles, Apparel and Luxury Goods — 1.3%
Amer Sports, Inc.(1)	4,756	180,633
Birkenstock Holding PLC(1)(2)	769	32,029
Deckers Outdoor Corp.(1)	7,134	836,604
Levi Strauss & Co., Class A	5,195	115,121
Lululemon Athletica, Inc.(1)	3,597	666,056
Ralph Lauren Corp.	1,686	611,344
Tapestry, Inc.	8,277	1,286,825
VF Corp.	16,185	314,313
		4,042,925
Trading Companies and Distributors — 1.0%
Applied Industrial Technologies, Inc.	1,649	465,974
Core & Main, Inc., Class A(1)	6,489	351,444
GATX Corp.	374	68,880
MSC Industrial Direct Co., Inc., Class A	319	29,935
QXO, Inc.(1)	21,310	510,375
SiteOne Landscape Supply, Inc.(1)	1,496	213,763
Watsco, Inc.	1,282	535,017
WESCO International, Inc.	2,107	609,977
WW Grainger, Inc.	280	320,524
		3,105,889
Water Utilities — 0.0%
American Water Works Co., Inc.	91	12,379
TOTAL COMMON STOCKS (Cost $274,905,236)		313,911,047
WARRANTS — 0.0%
Specialty Retail — 0.0%
GameStop Corp.(1) (Cost $—)	1,403	6,033
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	396,174	396,174
State Street Navigator Securities Lending Government Money Market Portfolio(3)	163,739	163,739
TOTAL SHORT-TERM INVESTMENTS (Cost $559,913)		559,913
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $275,465,149)		314,476,993
OTHER ASSETS AND LIABILITIES — 0.0%		65,916
TOTAL NET ASSETS — 100.0%		$314,542,909

175

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $404,723. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $421,081, which includes securities collateral of $257,342.

FAIR VALUE MEASUREMENTS

As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.

176

Schedule of Investments - Avantis U.S. Mid Cap Value ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.9%
ATI, Inc.(1)	22,087	$3,613,212
Carpenter Technology Corp.	6,978	2,777,733
Huntington Ingalls Industries, Inc.	2,672	1,187,757
Moog, Inc., Class A	220	74,235
Textron, Inc.	22,954	2,264,412
		9,917,349
Air Freight and Logistics — 0.6%
CH Robinson Worldwide, Inc.	1	185
Expeditors International of Washington, Inc.	22,624	3,281,159
		3,281,344
Automobile Components — 1.3%
Aptiv PLC(1)	33,489	2,462,781
Autoliv, Inc.	10,911	1,293,172
BorgWarner, Inc.	38,431	2,212,473
Lear Corp.	6,254	820,837
		6,789,263
Automobiles — 0.5%
Ford Motor Co.	197,032	2,776,181
Banks — 5.7%
BOK Financial Corp.	2,724	342,461
Columbia Banking System, Inc.	27,699	788,037
Commerce Bancshares, Inc.	19,360	987,166
Cullen/Frost Bankers, Inc.	8,034	1,110,459
East West Bancorp, Inc.	19,392	2,122,454
Fifth Third Bancorp	112,801	5,580,265
First Citizens BancShares, Inc., Class A	1,097	2,082,271
Huntington Bancshares, Inc.	232,115	3,899,532
M&T Bank Corp.	19,358	4,200,299
Pinnacle Financial Partners, Inc.	1	91
Popular, Inc.	9,158	1,239,627
Regions Financial Corp.	80,053	2,227,875
UMB Financial Corp.	466	54,000
Webster Financial Corp.	13,814	996,404
Western Alliance Bancorp	14,335	1,151,387
Wintrust Financial Corp.	9,163	1,320,022
Zions Bancorp NA	21,024	1,204,255
		29,306,605
Beverages — 1.6%
Brown-Forman Corp., Class A	5,521	162,097
Brown-Forman Corp., Class B	35,030	1,010,966
Coca-Cola Consolidated, Inc.	12,511	2,532,226
Constellation Brands, Inc., Class A	19,741	3,116,314
Molson Coors Beverage Co., Class B	23,578	1,155,086
National Beverage Corp.(1)	5	182
		7,976,871
Biotechnology — 1.9%
Arrowhead Pharmaceuticals, Inc.(1)	2,623	165,957
Biogen, Inc.(1)	21,994	4,218,889
Exelixis, Inc.(1)	38,647	1,702,787
177

Schedule of Investments - Avantis U.S. Mid Cap Value ETF

	Shares	Value
United Therapeutics Corp.(1)	7,235	$3,645,717
		9,733,350
Broadline Retail — 0.1%
Coupang, Inc.(1)	8,294	158,249
Dillard's, Inc., Class A(2)	559	336,960
		495,209
Building Products — 1.9%
A.O. Smith Corp.	13,204	1,029,912
Advanced Drainage Systems, Inc.	12,639	2,165,566
Armstrong World Industries, Inc.	6,165	1,069,628
Carlisle Cos., Inc.	964	380,558
Lennox International, Inc.	4,457	2,540,223
Owens Corning	10,219	1,247,433
Simpson Manufacturing Co., Inc.	5,924	1,146,709
		9,580,029
Capital Markets — 5.4%
Ameriprise Financial, Inc.	11,758	5,527,671
Evercore, Inc., Class A	4,243	1,310,408
FactSet Research Systems, Inc.	777	168,461
Galaxy Digital, Inc., Class A(1)(2)	19,145	394,196
Jefferies Financial Group, Inc.	5,979	265,468
LPL Financial Holdings, Inc.	10,449	3,138,671
MarketAxess Holdings, Inc.	1,316	252,672
Northern Trust Corp.	24,817	3,551,064
Raymond James Financial, Inc.	23,311	3,568,448
SEI Investments Co.	13,816	1,123,517
State Street Corp.	32,985	4,242,531
Stifel Financial Corp.	19,359	1,433,534
T. Rowe Price Group, Inc.	28,805	2,725,817
		27,702,458
Chemicals — 1.7%
Albemarle Corp.	914	163,304
Axalta Coating Systems Ltd.(1)	6,065	202,632
CF Industries Holdings, Inc.	23,102	2,299,573
Eastman Chemical Co.	8,213	620,164
LyondellBasell Industries NV, Class A	36,486	2,098,675
Mosaic Co.	47,813	1,331,114
NewMarket Corp.	1,082	677,343
Olin Corp.	6	152
RPM International, Inc.	1,322	150,867
Solstice Advanced Materials, Inc.	12,069	947,537
Westlake Corp.	1,196	126,034
		8,617,395
Commercial Services and Supplies — 0.2%
Clean Harbors, Inc.(1)	2,993	877,548
Communications Equipment — 0.1%
Ubiquiti, Inc.	307	235,466
Construction and Engineering — 3.0%
Comfort Systems USA, Inc.	3,534	5,051,394
Dycom Industries, Inc.(1)	5,028	2,111,860
EMCOR Group, Inc.	6,381	4,623,800
Fluor Corp.(1)	13,803	722,035
IES Holdings, Inc.(1)	1,112	550,829
178

Schedule of Investments - Avantis U.S. Mid Cap Value ETF

	Shares	Value
Primoris Services Corp.	7,075	$1,066,344
Valmont Industries, Inc.	2,832	1,302,522
		15,428,784
Construction Materials — 0.2%
Eagle Materials, Inc.	4,491	1,005,086
Consumer Finance — 1.3%
Ally Financial, Inc.	42,756	1,686,297
OneMain Holdings, Inc.	17,956	987,939
Synchrony Financial	56,581	3,910,313
		6,584,549
Consumer Staples Distribution & Retail — 5.2%
BJ's Wholesale Club Holdings, Inc.(1)	16,382	1,618,378
Casey's General Stores, Inc.	5,361	3,675,448
Dollar General Corp.	34,175	5,339,502
Dollar Tree, Inc.(1)	29,870	3,777,957
Kroger Co.	77,069	5,259,188
Sprouts Farmers Market, Inc.(1)	10,770	795,580
Target Corp.	51,749	5,888,519
		26,354,572
Containers and Packaging — 1.5%
AptarGroup, Inc.	993	142,704
International Paper Co.	52,155	2,271,350
Packaging Corp. of America	12,858	2,984,856
Smurfit Westrock PLC	47,184	2,218,120
		7,617,030
Diversified Telecommunication Services — 0.1%
Globalstar, Inc.(1)	7,190	447,721
Electrical Equipment — 0.5%
EnerSys	934	155,184
Nextpower, Inc., Class A(1)	23,851	2,506,740
		2,661,924
Electronic Equipment, Instruments and Components — 2.1%
Arrow Electronics, Inc.(1)	1,103	167,832
Flex Ltd.(1)	60,722	3,826,700
Jabil, Inc.	14,695	3,894,028
Littelfuse, Inc.	2,696	950,232
Sanmina Corp.(1)	7,437	1,154,669
TD SYNNEX Corp.	4,833	757,863
		10,751,324
Energy Equipment and Services — 2.2%
Halliburton Co.	137,390	4,946,040
Noble Corp. PLC	2,203	100,082
NOV, Inc.	16,058	325,335
Patterson-UTI Energy, Inc.	4	34
SLB Ltd.	10,927	560,992
TechnipFMC PLC	72,773	4,825,578
Transocean Ltd.(1)	7,759	50,278
Weatherford International PLC	3,369	355,295
		11,163,634
Financial Services — 1.3%
Corebridge Financial, Inc.	36,586	945,382
Enact Holdings, Inc.	2,741	114,684
Essent Group Ltd.	10,848	659,992
179

Schedule of Investments - Avantis U.S. Mid Cap Value ETF

	Shares	Value
Jack Henry & Associates, Inc.	9,627	$1,564,002
Jackson Financial, Inc., Class A	9,440	1,033,491
MGIC Investment Corp.	27,422	727,506
PayPal Holdings, Inc.	21,134	976,602
PennyMac Financial Services, Inc.	278	25,557
Voya Financial, Inc.	10,158	679,367
		6,726,583
Food Products — 2.7%
Archer-Daniels-Midland Co.	72,486	5,004,433
Hershey Co.	17,965	4,244,770
Ingredion, Inc.	10,510	1,234,505
Lamb Weston Holdings, Inc.	14,514	699,430
Pilgrim's Pride Corp.	6,708	289,517
Smithfield Foods, Inc.	4,657	115,866
Tyson Foods, Inc., Class A	37,123	2,412,624
		14,001,145
Ground Transportation — 2.5%
JB Hunt Transport Services, Inc.	13,060	3,048,334
Lyft, Inc., Class A(1)	5,158	71,387
Old Dominion Freight Line, Inc.	27,356	5,554,636
Ryder System, Inc.	6,512	1,442,799
Saia, Inc.(1)	4,009	1,625,208
U-Haul Holding Co.(1)(2)	1,237	62,666
U-Haul Holding Co.	15,892	749,467
		12,554,497
Health Care Equipment and Supplies — 1.4%
Align Technology, Inc.(1)	507	96,381
Baxter International, Inc.	28,021	570,788
Dexcom, Inc.(1)	33,252	2,441,694
IDEXX Laboratories, Inc.(1)	4,476	2,939,523
Masimo Corp.(1)	7,026	1,232,009
		7,280,395
Health Care Providers and Services — 1.4%
Centene Corp.(1)	85,309	3,828,668
Encompass Health Corp.	11,086	1,195,958
Ensign Group, Inc.	874	187,185
Universal Health Services, Inc., Class B	8,765	1,806,466
		7,018,277
Hotels, Restaurants and Leisure — 4.1%
Boyd Gaming Corp.	8,154	678,657
Brinker International, Inc.(1)	4,013	594,727
Carnival Corp.	175,644	5,541,568
Chipotle Mexican Grill, Inc.(1)	82,919	3,086,245
Darden Restaurants, Inc.	11,252	2,406,240
Las Vegas Sands Corp.	47,761	2,709,004
Norwegian Cruise Line Holdings Ltd.(1)	78,601	1,948,519
Red Rock Resorts, Inc., Class A	3,236	195,940
Texas Roadhouse, Inc.	10,187	1,862,897
Viking Holdings Ltd.(1)	21,511	1,678,288
		20,702,085
Household Durables — 3.6%
DR Horton, Inc.	31,761	5,094,147
Installed Building Products, Inc.	2,230	730,905
180

Schedule of Investments - Avantis U.S. Mid Cap Value ETF

	Shares	Value
Lennar Corp., B Shares	1,715	$183,042
Lennar Corp., Class A	33,611	3,843,754
Meritage Homes Corp.	1	76
Mohawk Industries, Inc.(1)	7,719	966,959
NVR, Inc.(1)	319	2,398,175
PulteGroup, Inc.	28,412	3,898,126
Toll Brothers, Inc.	7,339	1,153,984
		18,269,168
Independent Power and Renewable Electricity Producers — 0.5%
Talen Energy Corp.(1)	6,992	2,593,822
Insurance — 9.1%
American Financial Group, Inc.	10,425	1,386,317
American International Group, Inc.	67,848	5,461,086
Arch Capital Group Ltd.(1)	46,827	4,689,724
Assurant, Inc.	6,181	1,419,096
Axis Capital Holdings Ltd.	12,142	1,283,652
CNA Financial Corp.	2,533	121,635
Erie Indemnity Co., Class A	106	28,561
First American Financial Corp.	2,484	174,153
Globe Life, Inc.	11,817	1,716,537
Hanover Insurance Group, Inc.	401	72,433
Hartford Insurance Group, Inc.	42,363	5,965,981
Kinsale Capital Group, Inc.	2,552	994,438
Lincoln National Corp.	24,281	832,838
Loews Corp.	22,575	2,483,701
Markel Group, Inc.(1)	1,164	2,412,355
Old Republic International Corp.	33,243	1,425,127
Primerica, Inc.	5,050	1,280,983
Principal Financial Group, Inc.	31,114	2,968,898
Prudential Financial, Inc.	48,184	4,740,342
Reinsurance Group of America, Inc.	8,581	1,851,179
RenaissanceRe Holdings Ltd.	6,665	2,015,896
Unum Group	3,154	226,236
W.R. Berkley Corp.	39,783	2,852,441
		46,403,609
IT Services — 1.2%
Akamai Technologies, Inc.(1)	17,055	1,678,041
Cognizant Technology Solutions Corp., Class A	66,106	4,259,210
		5,937,251
Leisure Products — 0.0%
Brunswick Corp.	1	79
Mattel, Inc.(1)	6,644	112,616
		112,695
Life Sciences Tools and Services — 0.3%
Illumina, Inc.(1)	6,651	894,294
West Pharmaceutical Services, Inc.	1,733	440,771
		1,335,065
Machinery — 2.9%
AGCO Corp.	9,769	1,333,468
Donaldson Co., Inc.	18,852	1,748,712
Graco, Inc.	19,190	1,802,325
Lincoln Electric Holdings, Inc.	5,899	1,693,308
Mueller Industries, Inc.	18,621	2,196,533
181

Schedule of Investments - Avantis U.S. Mid Cap Value ETF

	Shares	Value
Oshkosh Corp.	7,170	$1,219,043
Snap-on, Inc.	7,169	2,761,642
Terex Corp.	4,225	290,638
Timken Co.	2,969	321,780
Toro Co.	14,758	1,458,976
		14,826,425
Marine Transportation — 0.1%
Kirby Corp.(1)	4,106	532,959
Media — 1.2%
Fox Corp., Class A	30,279	1,705,919
Fox Corp., Class B	22,136	1,145,095
New York Times Co., Class A	21,974	1,753,305
Paramount Skydance Corp., Class B	109,658	1,481,480
		6,085,799
Metals and Mining — 1.1%
Nucor Corp.	32,019	5,663,521
Oil, Gas and Consumable Fuels — 11.2%
Antero Midstream Corp.	52,458	1,179,256
Antero Resources Corp.(1)	22,062	812,102
APA Corp.	70,003	2,125,991
Cheniere Energy, Inc.	20,979	4,945,380
Comstock Resources, Inc.(1)	4,526	88,755
Coterra Energy, Inc.	118,813	3,634,490
Devon Energy Corp.	105,071	4,573,741
Diamondback Energy, Inc.	22,521	3,920,456
EQT Corp.	89,951	5,524,790
Expand Energy Corp.	37,072	4,000,810
Hess Midstream LP, Class A	18,718	724,012
HF Sinclair Corp.	22,201	1,110,272
Matador Resources Co.	198	10,177
Occidental Petroleum Corp.	120,392	6,390,407
ONEOK, Inc.	62,786	5,196,797
Ovintiv, Inc.	43,878	2,219,788
Permian Resources Corp.	115,911	2,120,012
Range Resources Corp.	37,557	1,550,353
SM Energy Co.	11	255
Targa Resources Corp.	29,857	7,040,281
		57,168,125
Paper and Forest Products — 0.0%
Louisiana-Pacific Corp.	621	52,624
Passenger Airlines — 2.8%
Delta Air Lines, Inc.	88,581	5,819,772
Southwest Airlines Co.	78,368	3,860,408
United Airlines Holdings, Inc.(1)	44,988	4,782,224
		14,462,404
Personal Care Products — 0.7%
Estee Lauder Cos., Inc., Class A	30,944	3,387,440
Pharmaceuticals — 1.0%
Jazz Pharmaceuticals PLC(1)	10,602	2,014,592
Viatris, Inc.	203,942	3,044,854
		5,059,446
Professional Services — 0.4%
Clarivate PLC(1)(2)	40	92
182

Schedule of Investments - Avantis U.S. Mid Cap Value ETF

	Shares	Value
Genpact Ltd.	17,872	$709,876
Paycom Software, Inc.	7,587	954,672
Paylocity Holding Corp.(1)	2,532	269,633
		1,934,273
Real Estate Management and Development — 1.3%
CBRE Group, Inc., Class A(1)	32,179	4,751,551
Jones Lang LaSalle, Inc.(1)	6,434	2,030,249
		6,781,800
Semiconductors and Semiconductor Equipment — 1.3%
Amkor Technology, Inc.	21,633	1,034,490
Cirrus Logic, Inc.(1)	4,192	591,575
ON Semiconductor Corp.(1)	58,977	3,920,791
Skyworks Solutions, Inc.	22,036	1,312,905
		6,859,761
Software — 0.7%
Cipher Digital, Inc.(1)(2)	22,722	354,463
Circle Internet Group, Inc.(1)	3,204	267,342
InterDigital, Inc.	4,200	1,539,426
Manhattan Associates, Inc.(1)	7,048	954,510
Pegasystems, Inc.	10,693	467,605
		3,583,346
Specialty Retail — 4.8%
AutoNation, Inc.(1)	4,305	840,164
Best Buy Co., Inc.	30,535	1,892,254
Burlington Stores, Inc.(1)	9,366	2,874,144
CarMax, Inc.(1)	1,381	59,618
Dick's Sporting Goods, Inc.	25	5,091
Five Below, Inc.(1)	9,561	2,137,170
Gap, Inc.	44,974	1,261,071
Lithia Motors, Inc.	3,632	1,015,434
Murphy USA, Inc.	2,516	983,102
Penske Automotive Group, Inc.	2,050	322,916
Tractor Supply Co.	76,129	3,946,527
Ulta Beauty, Inc.(1)	6,920	4,738,747
Urban Outfitters, Inc.(1)	8,658	573,160
Williams-Sonoma, Inc.	17,561	3,611,420
		24,260,818
Technology Hardware, Storage and Peripherals — 0.1%
GPGI, Inc., Class A	28,686	644,001
Textiles, Apparel and Luxury Goods — 2.2%
Deckers Outdoor Corp.(1)	22,801	2,673,873
Levi Strauss & Co., Class A	12,772	283,028
Lululemon Athletica, Inc.(1)	17,444	3,230,105
Ralph Lauren Corp.	5,947	2,156,382
Tapestry, Inc.	9,246	1,437,476
VF Corp.	62,317	1,210,196
		10,991,060
Trading Companies and Distributors — 0.9%
Air Lease Corp.	11,251	729,515
Applied Industrial Technologies, Inc.	4,024	1,137,102
Fastenal Co.	728	33,517
GATX Corp.	1,461	269,072
183

Schedule of Investments - Avantis U.S. Mid Cap Value ETF

	Shares	Value
WW Grainger, Inc.	2,107	$2,411,946
		4,581,152
TOTAL COMMON STOCKS (Cost $449,624,326)		509,113,238
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	499,186	499,186
State Street Navigator Securities Lending Government Money Market Portfolio(3)	361,712	361,712
TOTAL SHORT-TERM INVESTMENTS (Cost $860,898)		860,898
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $450,485,224)		509,974,136
OTHER ASSETS AND LIABILITIES — 0.0%		68,557
TOTAL NET ASSETS — 100.0%		$510,042,693

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $530,693. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $555,302, which includes securities collateral of $193,590.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.

184

Schedule of Investments - Avantis U.S. Quality ETF

FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.7%
Astronics Corp.(1)	1,238	$99,808
ATI, Inc.(1)	3,996	653,706
Boeing Co.(1)	1,365	310,578
BWX Technologies, Inc.	1,387	285,694
Carpenter Technology Corp.	731	290,989
Ducommun, Inc.(1)	105	12,977
General Electric Co.	3,628	1,241,719
Intuitive Machines, Inc.(1)	336	5,537
Lockheed Martin Corp.	241	158,597
TransDigm Group, Inc.	26	33,873
Woodward, Inc.	377	145,809
		3,239,287
Automobile Components — 0.1%
Autoliv, Inc.	492	58,312
Visteon Corp.	844	80,745
XPEL, Inc.(1)	959	40,873
		179,930
Automobiles — 1.2%
Rivian Automotive, Inc., Class A(1)	1,570	24,068
Tesla, Inc.(1)	5,480	2,205,755
		2,229,823
Banks — 0.3%
Axos Financial, Inc.(1)	338	29,345
Bancorp, Inc.(1)	948	49,760
Bank of America Corp.	3,261	162,496
Citigroup, Inc.	1,803	198,672
Esquire Financial Holdings, Inc.	263	26,558
Huntington Bancshares, Inc.	95	1,596
International Bancshares Corp.	442	29,663
Pathward Financial, Inc.	248	22,516
Popular, Inc.	92	12,453
Western Alliance Bancorp	287	23,052
		556,111
Beverages — 0.7%
Boston Beer Co., Inc., Class A(1)	253	57,375
Celsius Holdings, Inc.(1)	255	13,671
Coca-Cola Co.	3,756	306,339
Coca-Cola Consolidated, Inc.	1,073	217,175
Molson Coors Beverage Co., Class B	31	1,519
Monster Beverage Corp.(1)	5,692	485,528
National Beverage Corp.(1)	381	13,849
PepsiCo, Inc.	1,103	187,223
		1,282,679
Biotechnology — 2.3%
AbbVie, Inc.	3,947	916,020
Alkermes PLC(1)	4,086	122,989
Amgen, Inc.	2,022	784,860
AnaptysBio, Inc.(1)	66	3,633
Arrowhead Pharmaceuticals, Inc.(1)	313	19,804
185

Schedule of Investments - Avantis U.S. Quality ETF

	Shares	Value
Aurinia Pharmaceuticals, Inc.(1)	2,888	$40,923
BioCryst Pharmaceuticals, Inc.(1)	623	5,451
Biohaven Ltd.(1)	266	3,064
Bridgebio Pharma, Inc.(1)	966	64,220
Catalyst Pharmaceuticals, Inc.(1)	3,611	83,342
Cytokinetics, Inc.(1)	173	10,764
Exelixis, Inc.(1)	7,275	320,536
Gilead Sciences, Inc.	6,059	902,488
ImmunityBio, Inc.(1)(2)	1,163	11,374
Incyte Corp.(1)	769	77,877
MannKind Corp.(1)	1,330	4,362
MiMedx Group, Inc.(1)	2,844	13,907
Moderna, Inc.(1)	332	17,785
Novavax, Inc.(1)	529	5,364
PTC Therapeutics, Inc.(1)	273	18,616
United Therapeutics Corp.(1)	312	157,217
Vertex Pharmaceuticals, Inc.(1)	1,786	887,338
		4,471,934
Broadline Retail — 5.9%
Amazon.com, Inc.(1)	51,685	10,853,850
Coupang, Inc.(1)	5,566	106,199
Etsy, Inc.(1)	603	33,093
MercadoLibre, Inc.(1)	232	407,759
		11,400,901
Building Products — 0.8%
Advanced Drainage Systems, Inc.	1,892	324,175
Armstrong World Industries, Inc.	788	136,718
Carlisle Cos., Inc.	29	11,448
Fortune Brands Innovations, Inc.	25	1,359
Janus International Group, Inc.(1)	768	5,345
Lennox International, Inc.	868	494,708
Masterbrand, Inc.(1)	33	334
Simpson Manufacturing Co., Inc.	716	138,596
Trane Technologies PLC	959	443,365
Trex Co., Inc.(1)	1,374	56,911
UFP Industries, Inc.	11	1,132
		1,614,091
Capital Markets — 1.6%
Ameriprise Financial, Inc.	1,483	697,188
Bank of New York Mellon Corp.	733	87,300
Blackstone, Inc.	1,642	186,154
Charles Schwab Corp.	5,154	490,661
Cohen & Steers, Inc.	185	12,371
Coinbase Global, Inc., Class A(1)	46	8,089
Evercore, Inc., Class A	75	23,163
FactSet Research Systems, Inc.	11	2,385
Galaxy Digital, Inc., Class A(1)(2)	5,165	106,347
Goldman Sachs Group, Inc.	112	96,272
Jefferies Financial Group, Inc.	394	17,494
KKR & Co., Inc.	615	53,923
Lazard, Inc.	268	13,561
LPL Financial Holdings, Inc.	1,695	509,144
MarketAxess Holdings, Inc.	334	64,128
186

Schedule of Investments - Avantis U.S. Quality ETF

	Shares	Value
Moody's Corp.	655	$312,821
MSCI, Inc.	141	80,628
Robinhood Markets, Inc., Class A(1)	3,285	249,167
S&P Global, Inc.	7	3,093
StoneX Group, Inc.(1)	147	18,743
WisdomTree, Inc.(2)	3,237	55,385
		3,088,017
Chemicals — 0.4%
Albemarle Corp.	323	57,710
Cabot Corp.	267	20,329
Linde PLC	138	70,115
LyondellBasell Industries NV, Class A	29	1,668
Mosaic Co.	153	4,260
NewMarket Corp.	280	175,283
Olin Corp.(2)	1,096	27,805
PPG Industries, Inc.	14	1,726
Sherwin-Williams Co.	708	256,714
Solstice Advanced Materials, Inc.	1,709	134,174
		749,784
Commercial Services and Supplies — 0.5%
Cintas Corp.	2,266	455,761
Copart, Inc.(1)	10,220	389,280
Liquidity Services, Inc.(1)	203	6,417
OPENLANE, Inc.(1)	349	9,950
Rollins, Inc.	1,865	113,560
Veralto Corp.	31	3,020
Waste Management, Inc.	303	72,974
		1,050,962
Communications Equipment — 0.9%
Arista Networks, Inc.(1)	5,308	708,618
Ciena Corp.(1)	871	303,718
F5, Inc.(1)	31	8,412
Harmonic, Inc.(1)	2,814	29,913
Motorola Solutions, Inc.	1,277	615,846
Ubiquiti, Inc.	35	26,844
Viasat, Inc.(1)	1,580	72,332
Vistance Networks, Inc.(1)	45	791
		1,766,474
Construction and Engineering — 1.4%
Ameresco, Inc., Class A(1)	409	12,458
Argan, Inc.	355	160,194
Centuri Holdings, Inc.(1)	2,179	67,549
Comfort Systems USA, Inc.	501	716,114
Dycom Industries, Inc.(1)	916	384,738
EMCOR Group, Inc.	796	576,798
Fluor Corp.(1)	2,035	106,451
Granite Construction, Inc.	1,416	190,395
IES Holdings, Inc.(1)	168	83,219
Limbach Holdings, Inc.(1)(2)	148	13,530
MYR Group, Inc.(1)	230	62,091
Primoris Services Corp.	1,194	179,960
Tutor Perini Corp.	520	39,192
Valmont Industries, Inc.	343	157,756
		2,750,445
187

Schedule of Investments - Avantis U.S. Quality ETF

	Shares	Value
Construction Materials — 0.2%
Eagle Materials, Inc.	1,087	$243,270
U.S. Lime & Minerals, Inc.	460	52,514
Vulcan Materials Co.	594	184,140
		479,924
Consumer Finance — 0.5%
Ally Financial, Inc.	634	25,005
American Express Co.	2,140	661,046
Credit Acceptance Corp.(1)	7	3,312
LendingClub Corp.(1)	1,558	23,230
NerdWallet, Inc., Class A(1)	471	5,110
PROG Holdings, Inc.	138	4,859
SLM Corp.	429	8,040
SoFi Technologies, Inc.(1)	8,520	151,315
		881,917
Consumer Staples Distribution & Retail — 2.5%
BJ's Wholesale Club Holdings, Inc.(1)	2,100	207,459
Casey's General Stores, Inc.	502	344,166
Costco Wholesale Corp.	2,545	2,572,461
Performance Food Group Co.(1)	185	17,956
Sprouts Farmers Market, Inc.(1)	3,235	238,969
Sysco Corp.	1,130	103,011
United Natural Foods, Inc.(1)	977	37,331
Walmart, Inc.	9,684	1,239,068
		4,760,421
Containers and Packaging — 0.1%
AptarGroup, Inc.	992	142,560
Graphic Packaging Holding Co.	4,297	52,552
Sealed Air Corp.	52	2,178
		197,290
Distributors — 0.0%
GigaCloud Technology, Inc., Class A(1)	15	665
LKQ Corp.	107	3,543
Pool Corp.	77	17,493
		21,701
Diversified Consumer Services — 0.3%
Covista, Inc.(1)	77	7,546
Grand Canyon Education, Inc.(1)	992	157,797
H&R Block, Inc.	295	9,033
Laureate Education, Inc., Class A(1)	2,376	76,840
Liberty Live Holdings, Inc., Class A(1)	187	18,147
Liberty Live Holdings, Inc., Class C(1)	568	56,601
Stride, Inc.(1)	2,359	199,052
Universal Technical Institute, Inc.(1)	2,285	82,717
		607,733
Diversified Telecommunication Services — 0.1%
Comcast Corp., Class A	1	31
GCI Liberty, Inc., Class C(1)	98	3,856
Globalstar, Inc.(1)	1,239	77,153
IDT Corp., Class B	114	5,808
Iridium Communications, Inc.	3,834	91,824
Lumen Technologies, Inc.(1)	1,350	9,599
		188,271
188

Schedule of Investments - Avantis U.S. Quality ETF

	Shares	Value
Electric Utilities — 0.4%
Constellation Energy Corp.	1,411	$465,460
Edison International	24	1,794
NRG Energy, Inc.	1,500	268,440
PG&E Corp.	385	7,315
		743,009
Electrical Equipment — 1.4%
Eos Energy Enterprises, Inc.(1)(2)	1,166	6,640
GE Vernova, Inc.	1,914	1,672,071
Generac Holdings, Inc.(1)	49	11,043
Nextpower, Inc., Class A(1)	1,047	110,040
Powell Industries, Inc.	290	151,844
Preformed Line Products Co.	34	8,624
Rockwell Automation, Inc.	16	6,519
Vertiv Holdings Co., Class A	2,598	662,204
		2,628,985
Electronic Equipment, Instruments and Components — 0.8%
Amphenol Corp., Class A	5,402	789,016
Badger Meter, Inc.	309	47,101
CDW Corp.	11	1,349
Daktronics, Inc.(1)	415	10,699
Insight Enterprises, Inc.(1)	880	73,533
Jabil, Inc.	1,279	338,922
Littelfuse, Inc.	523	184,337
Napco Security Technologies, Inc.	623	29,038
Plexus Corp.(1)	655	127,155
Vontier Corp.	13	532
		1,601,682
Energy Equipment and Services — 0.8%
Archrock, Inc.	1,774	62,675
Cactus, Inc., Class A	853	46,062
Expro Group Holdings NV(1)	1,236	22,075
Innovex International, Inc.(1)	1,030	27,141
Liberty Energy, Inc., Class A	1,677	47,107
Nabors Industries Ltd.(1)	439	34,295
Oceaneering International, Inc.(1)	3,596	127,658
Patterson-UTI Energy, Inc.	3,791	32,261
Select Water Solutions, Inc., Class A	3,106	42,459
SLB Ltd.	1,058	54,318
Solaris Energy Infrastructure, Inc., Class A	1,030	51,119
TechnipFMC PLC	11,119	737,301
TETRA Technologies, Inc.(1)	4,891	42,356
Tidewater, Inc.(1)	393	31,212
Valaris Ltd.(1)	717	68,724
Weatherford International PLC	1,740	183,500
		1,610,263
Entertainment — 1.3%
Electronic Arts, Inc.	15	3,009
IMAX Corp.(1)	1,692	72,468
Lionsgate Studios Corp.(1)	851	7,659
Live Nation Entertainment, Inc.(1)	1,339	217,105
Madison Square Garden Entertainment Corp.(1)	158	9,976
Madison Square Garden Sports Corp.(1)	45	14,925
189

Schedule of Investments - Avantis U.S. Quality ETF

	Shares	Value
Marcus Corp.	229	$3,854
Netflix, Inc.(1)	21,108	2,031,434
ROBLOX Corp., Class A(1)	309	21,216
Take-Two Interactive Software, Inc.(1)	572	120,967
		2,502,613
Financial Services — 3.1%
Affirm Holdings, Inc.(1)	99	4,651
Apollo Global Management, Inc.	1,690	176,774
Block, Inc.(1)	1,312	83,574
Corpay, Inc.(1)	8	2,601
Equitable Holdings, Inc.	2,158	86,795
Fiserv, Inc.(1)	137	8,534
Mastercard, Inc., Class A	3,845	1,988,672
Payoneer Global, Inc.(1)	15,848	68,463
PayPal Holdings, Inc.	57	2,634
Sezzle, Inc.(1)(2)	70	5,107
Visa, Inc., Class A	11,500	3,681,610
		6,109,415
Food Products — 0.1%
General Mills, Inc.	113	5,111
Hershey Co.	280	66,159
Lamb Weston Holdings, Inc.	2,021	97,392
Marzetti Co.	229	37,634
Pilgrim's Pride Corp.	614	26,500
Vital Farms, Inc.(1)(2)	225	4,745
		237,541
Ground Transportation — 0.9%
Covenant Logistics Group, Inc.	133	3,916
Heartland Express, Inc.	580	6,397
Landstar System, Inc.	496	80,823
Lyft, Inc., Class A(1)	8,592	118,913
Old Dominion Freight Line, Inc.	414	84,063
Ryder System, Inc.	411	91,061
Saia, Inc.(1)	421	170,669
Uber Technologies, Inc.(1)	9,661	728,633
U-Haul Holding Co.(1)(2)	15	760
U-Haul Holding Co.	567	26,740
Union Pacific Corp.	674	178,596
Werner Enterprises, Inc.	512	17,966
XPO, Inc.(1)	978	205,840
		1,714,377
Health Care Equipment and Supplies — 1.1%
Alphatec Holdings, Inc.(1)	120	1,634
Baxter International, Inc.(2)	310	6,315
Boston Scientific Corp.(1)	818	62,863
Dexcom, Inc.(1)	6,040	443,517
Edwards Lifesciences Corp.(1)	141	12,192
Globus Medical, Inc., Class A(1)	37	3,532
Haemonetics Corp.(1)	1,540	97,513
IDEXX Laboratories, Inc.(1)	770	505,682
Insulet Corp.(1)	524	129,224
Intuitive Surgical, Inc.(1)	1,351	680,242
Masimo Corp.(1)	732	128,356
190

Schedule of Investments - Avantis U.S. Quality ETF

	Shares	Value
ResMed, Inc.	156	$39,977
Stryker Corp.	89	34,484
TransMedics Group, Inc.(1)(2)	547	79,457
		2,224,988
Health Care Providers and Services — 0.7%
Acadia Healthcare Co., Inc.(1)(2)	285	6,680
Alignment Healthcare, Inc.(1)	5,105	98,118
Aveanna Healthcare Holdings, Inc.(1)	307	2,260
Brookdale Senior Living, Inc.(1)	442	6,763
Cardinal Health, Inc.	248	56,849
Cencora, Inc.	1,388	516,530
Centene Corp.(1)	76	3,411
Chemed Corp.	12	4,920
Cigna Group	1	290
CorVel Corp.(1)	271	13,978
DaVita, Inc.(1)	45	7,034
Encompass Health Corp.	655	70,661
Ensign Group, Inc.	744	159,342
Guardant Health, Inc.(1)	365	34,274
Guardian Pharmacy Services, Inc., Class A(1)	272	9,115
HCA Healthcare, Inc.	148	78,396
Hims & Hers Health, Inc.(1)(2)	716	10,396
McKesson Corp.	219	216,234
Molina Healthcare, Inc.(1)	26	4,005
Nutex Health, Inc.(1)(2)	107	11,819
Progyny, Inc.(1)	1,533	27,119
UnitedHealth Group, Inc.	1	293
		1,338,487
Health Care Technology — 0.0%
Teladoc Health, Inc.(1)	191	1,005
Veeva Systems, Inc., Class A(1)	258	46,958
		47,963
Hotels, Restaurants and Leisure — 3.2%
Accel Entertainment, Inc.(1)	6,833	77,623
Airbnb, Inc., Class A(1)	3,264	440,999
BJ's Restaurants, Inc.(1)	1,060	40,269
Booking Holdings, Inc.	44	186,531
Boyd Gaming Corp.	2,042	169,956
Brinker International, Inc.(1)	1,413	209,407
Carnival Corp.	17,520	552,756
Cheesecake Factory, Inc.	1,597	103,454
Chipotle Mexican Grill, Inc.(1)	23,890	889,186
Choice Hotels International, Inc.	82	8,639
Darden Restaurants, Inc.	936	200,164
Domino's Pizza, Inc.	9	3,622
Expedia Group, Inc.	959	206,847
Hilton Worldwide Holdings, Inc.	391	121,906
Las Vegas Sands Corp.	3,140	178,101
Life Time Group Holdings, Inc.(1)	1,852	50,004
Lindblad Expeditions Holdings, Inc.(1)	211	4,159
Marriott International, Inc., Class A	361	123,364
McDonald's Corp.	61	20,805
Monarch Casino & Resort, Inc.	531	51,029
191

Schedule of Investments - Avantis U.S. Quality ETF

	Shares	Value
Norwegian Cruise Line Holdings Ltd.(1)	12,744	$315,924
Planet Fitness, Inc., Class A(1)	238	19,552
Red Rock Resorts, Inc., Class A	1,339	81,076
Royal Caribbean Cruises Ltd.	4,236	1,317,226
Shake Shack, Inc., Class A(1)	446	42,820
Starbucks Corp.	242	23,721
Target Hospitality Corp.(1)	167	1,301
Texas Roadhouse, Inc.	1,978	361,717
Travel & Leisure Co.	613	45,178
United Parks & Resorts, Inc.(1)	86	2,992
Viking Holdings Ltd.(1)	2,932	228,755
Wingstop, Inc.	40	10,380
Wynn Resorts Ltd.	213	23,044
Yum! Brands, Inc.	339	57,006
		6,169,513
Household Durables — 0.2%
Cavco Industries, Inc.(1)	135	77,930
Installed Building Products, Inc.	519	170,107
Lennar Corp., B Shares	1	107
Mohawk Industries, Inc.(1)	14	1,754
SharkNinja, Inc.(1)	30	3,686
Sonos, Inc.(1)	1,128	17,371
Toll Brothers, Inc.	250	39,310
		310,265
Household Products — 0.1%
Colgate-Palmolive Co.	1,977	196,000
Kimberly-Clark Corp.	522	58,172
Oil-Dri Corp. of America	224	15,196
		269,368
Independent Power and Renewable Electricity Producers — 0.5%
Hallador Energy Co.(1)	923	16,780
Talen Energy Corp.(1)	1,005	372,825
Vistra Corp.	3,096	538,363
		927,968
Insurance — 0.6%
Erie Indemnity Co., Class A	30	8,083
Goosehead Insurance, Inc., Class A(1)	45	2,439
HCI Group, Inc.	250	44,105
Heritage Insurance Holdings, Inc.(1)	291	8,110
Kinsale Capital Group, Inc.	269	104,821
Markel Group, Inc.(1)	28	58,029
Oscar Health, Inc., Class A(1)	4,341	59,211
Palomar Holdings, Inc.(1)	401	49,608
Primerica, Inc.	415	105,269
Progressive Corp.	2,102	449,113
RenaissanceRe Holdings Ltd.	729	220,493
Root, Inc., Class A(1)	47	2,439
Skyward Specialty Insurance Group, Inc.(1)	898	41,730
Tiptree, Inc.	164	2,793
Trupanion, Inc.(1)	260	6,901
		1,163,144
Interactive Media and Services — 10.5%
Alphabet, Inc., Class A	21,206	6,611,183
Alphabet, Inc., Class C	17,082	5,319,847
192

Schedule of Investments - Avantis U.S. Quality ETF

	Shares	Value
Cargurus, Inc.(1)	3,734	$114,634
Cars.com, Inc.(1)	1,343	11,469
EverQuote, Inc., Class A(1)	818	12,925
Meta Platforms, Inc., Class A	12,817	8,307,723
Pinterest, Inc., Class A(1)	1,102	18,877
Yelp, Inc.(1)	1,341	29,891
		20,426,549
IT Services — 0.2%
Akamai Technologies, Inc.(1)	34	3,345
DigitalOcean Holdings, Inc.(1)	266	14,912
Gartner, Inc.(1)	649	102,023
GoDaddy, Inc., Class A(1)	1,571	136,928
Kyndryl Holdings, Inc.(1)	11,356	140,020
Twilio, Inc., Class A(1)	5	605
VeriSign, Inc.	114	25,985
Whitefiber, Inc.(1)(2)	333	5,611
		429,429
Leisure Products — 0.1%
Acushnet Holdings Corp.	446	45,639
Malibu Boats, Inc., Class A(1)	40	1,162
Peloton Interactive, Inc., Class A(1)	1,470	5,910
YETI Holdings, Inc.(1)	1,965	85,890
		138,601
Life Sciences Tools and Services — 0.1%
Mettler-Toledo International, Inc.(1)	52	71,068
Waters Corp.(1)	152	48,546
West Pharmaceutical Services, Inc.	319	81,134
		200,748
Machinery — 1.2%
Aebi Schmidt Holding AG	423	6,100
Albany International Corp., Class A	142	8,186
Atmus Filtration Technologies, Inc.	2,907	187,589
Blue Bird Corp.(1)	1,872	109,081
Caterpillar, Inc.	1,564	1,161,786
Illinois Tool Works, Inc.	477	138,631
ITT, Inc.	90	18,217
Lincoln Electric Holdings, Inc.	967	277,577
Lindsay Corp.	501	67,485
Mueller Water Products, Inc., Class A	2,176	65,128
Oshkosh Corp.	364	61,887
Otis Worldwide Corp.	40	3,702
Stanley Black & Decker, Inc.	1	86
Symbotic, Inc.(1)	286	15,667
Terex Corp.	1,587	109,170
Wabash National Corp.	198	2,010
		2,232,302
Marine Transportation — 0.0%
Kirby Corp.(1)	87	11,293
Media — 0.1%
Clear Channel Outdoor Holdings, Inc.(1)	1,471	3,530
New York Times Co., Class A	1,461	116,573
News Corp., Class A	84	2,040
News Corp., Class B	83	2,223
193

Schedule of Investments - Avantis U.S. Quality ETF

	Shares	Value
Optimum Communications, Inc., Class A(1)	1,172	$1,688
TechTarget, Inc.(1)	546	1,917
Trade Desk, Inc., Class A(1)	601	14,316
Versant Media Group, Inc.(1)	23	766
		143,053
Metals and Mining — 0.5%
Alpha Metallurgical Resources, Inc.(1)	328	53,349
Coeur Mining, Inc.(1)	180	4,887
Commercial Metals Co.	7	513
Compass Minerals International, Inc.(1)(2)	741	18,673
Freeport-McMoRan, Inc.	11,673	794,698
Hecla Mining Co.	595	14,821
Metallus, Inc.(1)	202	3,434
Royal Gold, Inc.	387	116,019
Ryerson Holding Corp.	323	8,450
Steel Dynamics, Inc.	143	27,618
		1,042,462
Oil, Gas and Consumable Fuels — 1.6%
Antero Resources Corp.(1)	1,457	53,632
BKV Corp.(1)	181	5,671
Calumet, Inc.(1)	261	7,037
Centrus Energy Corp., Class A(1)(2)	524	106,157
Cheniere Energy, Inc.	5,180	1,221,081
Comstock Resources, Inc.(1)	1,726	33,847
CVR Energy, Inc.(1)	563	13,602
DT Midstream, Inc.	19	2,638
EOG Resources, Inc.	102	12,656
EQT Corp.	3,645	223,876
HF Sinclair Corp.	425	21,254
Kosmos Energy Ltd.(1)	290	676
Magnolia Oil & Gas Corp., Class A	4,316	120,071
Matador Resources Co.	1,049	53,919
Occidental Petroleum Corp.	67	3,556
Par Pacific Holdings, Inc.(1)	1,931	82,396
Peabody Energy Corp.	3,670	115,752
Phillips 66	394	60,806
Range Resources Corp.	537	22,167
Riley Exploration Permian, Inc.	113	3,259
Talos Energy, Inc.(1)	2,405	29,461
Targa Resources Corp.	2,161	509,564
Texas Pacific Land Corp.	663	347,604
Williams Cos., Inc.	872	65,156
		3,115,838
Paper and Forest Products — 0.0%
Louisiana-Pacific Corp.	1,044	88,469
Sylvamo Corp.	3	139
		88,608
Passenger Airlines — 0.0%
Alaska Air Group, Inc.(1)	513	26,471
Allegiant Travel Co.(1)	139	14,199
American Airlines Group, Inc.(1)	87	1,137
Frontier Group Holdings, Inc.(1)(2)	442	1,962
SkyWest, Inc.(1)	172	17,902
194

Schedule of Investments - Avantis U.S. Quality ETF

	Shares	Value
Southwest Airlines Co.	531	$26,157
		87,828
Personal Care Products — 0.0%
Interparfums, Inc.	98	9,876
Pharmaceuticals — 1.6%
Amphastar Pharmaceuticals, Inc.(1)	448	9,063
ANI Pharmaceuticals, Inc.(1)	284	20,988
Aquestive Therapeutics, Inc.(1)(2)	482	1,928
Bristol-Myers Squibb Co.	2,875	179,314
Collegium Pharmaceutical, Inc.(1)	1,421	59,213
Eli Lilly & Co.	1,932	2,032,445
Harmony Biosciences Holdings, Inc.(1)	671	19,150
Indivior Pharmaceuticals, Inc.(1)	247	8,082
Jazz Pharmaceuticals PLC(1)	1,134	215,483
Phathom Pharmaceuticals, Inc.(1)	205	2,575
Prestige Consumer Healthcare, Inc.(1)	180	12,474
SIGA Technologies, Inc.	475	3,073
Xeris Biopharma Holdings, Inc.(1)	1,162	7,111
Zoetis, Inc.	3,764	493,460
		3,064,359
Professional Services — 0.5%
Amentum Holdings, Inc.(1)	2	60
Automatic Data Processing, Inc.	1,463	313,609
Broadridge Financial Solutions, Inc.	742	137,915
CRA International, Inc.	291	50,244
Exponent, Inc.	90	6,550
Genpact Ltd.	2,114	83,968
Legalzoom.com, Inc.(1)	2,169	15,248
Paychex, Inc.	280	26,222
Paycom Software, Inc.	274	34,477
Paylocity Holding Corp.(1)	693	73,798
Upwork, Inc.(1)	5,301	71,139
Verisk Analytics, Inc.	880	182,662
		995,892
Real Estate Management and Development — 0.1%
CBRE Group, Inc., Class A(1)	274	40,459
CoStar Group, Inc.(1)	419	18,700
Forestar Group, Inc.(1)	46	1,321
Howard Hughes Holdings, Inc.(1)	853	61,732
Jones Lang LaSalle, Inc.(1)	175	55,221
Marcus & Millichap, Inc.	213	5,625
Opendoor Technologies, Inc.(1)	8,381	45,425
		228,483
Semiconductors and Semiconductor Equipment — 18.6%
Advanced Micro Devices, Inc.(1)	7,388	1,479,151
Applied Materials, Inc.	2,482	924,049
Broadcom, Inc.	21,223	6,781,810
Cirrus Logic, Inc.(1)	409	57,718
First Solar, Inc.(1)	706	139,223
KLA Corp.	1,330	2,027,652
Lam Research Corp.	14,443	3,378,073
Monolithic Power Systems, Inc.	4	4,571
NVIDIA Corp.	114,966	20,370,826
195

Schedule of Investments - Avantis U.S. Quality ETF

	Shares	Value
NXP Semiconductors NV	10	$2,270
Power Integrations, Inc.	100	4,792
QUALCOMM, Inc.	1,670	237,741
SkyWater Technology, Inc.(1)	852	25,100
Teradyne, Inc.	757	242,263
Texas Instruments, Inc.	1,822	386,464
		36,061,703
Software — 12.0%
A10 Networks, Inc.	1,401	26,983
Adobe, Inc.(1)	2,264	594,096
Appian Corp., Class A(1)	164	4,374
AppLovin Corp., Class A(1)	1,924	836,498
Autodesk, Inc.(1)	1,107	272,178
Blend Labs, Inc., Class A(1)(2)	907	1,524
Box, Inc., Class A(1)	562	13,235
Cadence Design Systems, Inc.(1)	476	143,466
Cipher Digital, Inc.(1)(2)	5,465	85,254
Clear Secure, Inc., Class A	821	39,933
Docusign, Inc.(1)	1,719	77,475
Dropbox, Inc., Class A(1)	920	22,991
Fair Isaac Corp.(1)	72	101,474
Fortinet, Inc.(1)	10,390	821,122
HubSpot, Inc.(1)	13	3,439
InterDigital, Inc.	860	315,216
Intuit, Inc.	1,422	581,641
Manhattan Associates, Inc.(1)	1,182	160,078
MARA Holdings, Inc.(1)(2)	294	2,628
Microsoft Corp.	37,901	14,885,239
NextNav, Inc.(1)(2)	315	5,068
Nutanix, Inc., Class A(1)	3,000	114,840
OneSpan, Inc.	235	2,594
Oracle Corp.	7,975	1,159,565
Pagaya Technologies Ltd., Class A(1)(2)	540	6,043
Palantir Technologies, Inc., Class A(1)	10,904	1,495,920
Palo Alto Networks, Inc.(1)	2,627	391,213
Pegasystems, Inc.	2,375	103,859
Porch Group, Inc.(1)	298	2,447
Qualys, Inc.(1)	1,235	114,200
RingCentral, Inc., Class A(1)	353	12,867
Roper Technologies, Inc.	1	350
Rubrik, Inc., Class A(1)	665	34,553
Salesforce, Inc.	510	99,343
ServiceNow, Inc.(1)	4,327	467,359
Strategy, Inc., Class A(1)	1,668	216,006
Synopsys, Inc.(1)	62	25,668
Tyler Technologies, Inc.(1)	52	18,444
Workiva, Inc.(1)	197	12,131
Yext, Inc.(1)	1,000	5,680
		23,276,994
Specialty Retail — 3.0%
Abercrombie & Fitch Co., Class A(1)	1,162	113,644
Arhaus, Inc.(1)	1,416	11,682
AutoNation, Inc.(1)	836	163,154
196

Schedule of Investments - Avantis U.S. Quality ETF

	Shares	Value
AutoZone, Inc.(1)	53	$199,046
Burlington Stores, Inc.(1)	1,646	505,108
Chewy, Inc., Class A(1)	1,598	43,817
Five Below, Inc.(1)	1,466	327,695
Floor & Decor Holdings, Inc., Class A(1)	753	52,025
Group 1 Automotive, Inc.	88	28,665
Home Depot, Inc.	1,976	752,303
Lithia Motors, Inc.	64	17,893
MarineMax, Inc.(1)	70	2,135
Murphy USA, Inc.	566	221,159
O'Reilly Automotive, Inc.(1)	2,923	274,411
RealReal, Inc.(1)	465	5,701
Revolve Group, Inc.(1)	44	1,107
RH(1)	19	3,148
Ross Stores, Inc.	2,988	614,452
Signet Jewelers Ltd.	811	78,010
TJX Cos., Inc.	7,749	1,252,703
Tractor Supply Co.	7,194	372,937
Ulta Beauty, Inc.(1)	1,118	765,595
Wayfair, Inc., Class A(1)	194	14,808
Williams-Sonoma, Inc.	287	59,022
Winmark Corp.	7	3,194
		5,883,414
Technology Hardware, Storage and Peripherals — 11.2%
Apple, Inc.	78,162	20,648,837
Dell Technologies, Inc., Class C	167	24,730
Diebold Nixdorf, Inc.(1)	321	25,680
Hewlett Packard Enterprise Co.	110	2,362
HP, Inc.	173	3,285
NetApp, Inc.	602	59,616
Sandisk Corp.(1)	1,000	635,360
Super Micro Computer, Inc.(1)	9,267	300,158
		21,700,028
Textiles, Apparel and Luxury Goods — 1.0%
Capri Holdings Ltd.(1)	244	5,004
Crocs, Inc.(1)	2,005	181,874
Deckers Outdoor Corp.(1)	3,866	453,366
Lululemon Athletica, Inc.(1)	2,889	534,956
Ralph Lauren Corp.	845	306,397
Tapestry, Inc.	2,503	389,141
Under Armour, Inc., Class A(1)(2)	119	883
Under Armour, Inc., Class C(1)	42	304
		1,871,925
Trading Companies and Distributors — 0.8%
Applied Industrial Technologies, Inc.	534	150,898
Boise Cascade Co.	360	29,786
Fastenal Co.	7,974	367,123
Herc Holdings, Inc.	21	2,936
NPK International, Inc.(1)	95	1,371
Rush Enterprises, Inc., Class A	663	47,053
Rush Enterprises, Inc., Class B	120	7,758
197

Schedule of Investments - Avantis U.S. Quality ETF

	Shares	Value
WW Grainger, Inc.	798	$913,494
		1,520,419
TOTAL COMMON STOCKS (Cost $189,016,277)		193,647,080
WARRANTS — 0.0%
Real Estate Management and Development — 0.0%
Opendoor Technologies, Inc.(1)(2) (Cost $—)	306	258
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	400,505	400,505
State Street Navigator Securities Lending Government Money Market Portfolio(3)	116,158	116,158
TOTAL SHORT-TERM INVESTMENTS (Cost $516,663)		516,663
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $189,532,940)		194,164,001
OTHER ASSETS AND LIABILITIES — 0.0%		(65,409)
TOTAL NET ASSETS — 100.0%		$194,098,592

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $378,315. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $393,531, which includes securities collateral of $277,373.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.

198

Schedule of Investments - Avantis U.S. Small Cap Equity ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.9%
Aerospace and Defense — 1.3%
AAR Corp.(1)	58,573	$6,862,998
AerSale Corp.(1)	60,109	468,850
Archer Aviation, Inc., Class A(1)	6,896	49,100
Astronics Corp.(1)	74,668	6,019,734
Cadre Holdings, Inc.	15,626	693,638
Ducommun, Inc.(1)	33,749	4,171,039
Innovative Solutions & Support, Inc.(1)	22,023	571,277
National Presto Industries, Inc.	12,721	1,678,409
Park Aerospace Corp.	39,443	1,042,084
V2X, Inc.(1)	40,542	2,827,805
Virgin Galactic Holdings, Inc.(1)(2)	57,251	145,990
VSE Corp.	28,963	6,576,628
		31,107,552
Air Freight and Logistics — 0.3%
Forward Air Corp.(1)	36,276	917,420
Hub Group, Inc., Class A	109,257	4,705,699
Radiant Logistics, Inc.(1)	69,163	513,189
		6,136,308
Automobile Components — 2.2%
Adient PLC(1)	159,455	3,877,946
Dana, Inc.	360,642	12,348,382
Fox Factory Holding Corp.(1)	73,286	1,234,136
Gentherm, Inc.(1)	65,699	2,152,956
Goodyear Tire & Rubber Co.(1)	391,315	3,228,349
Holley, Inc.(1)	127,659	520,849
LCI Industries	49,006	6,527,599
Motorcar Parts of America, Inc.(1)	36,078	373,047
Patrick Industries, Inc.	36,945	4,573,422
Phinia, Inc.	82,488	5,991,103
Solid Power, Inc.(1)	236,629	837,667
Standard Motor Products, Inc.	47,993	1,904,362
Stoneridge, Inc.(1)	59,726	471,238
Strattec Security Corp.(1)	8,955	788,040
Visteon Corp.	55,339	5,294,282
XPEL, Inc.(1)	45,834	1,953,445
		52,076,823
Automobiles — 0.2%
Harley-Davidson, Inc.	106,770	1,921,860
Lucid Group, Inc.(1)	284	2,840
Winnebago Industries, Inc.	52,109	2,078,628
		4,003,328
Banks — 15.6%
1st Source Corp.	33,618	2,252,742
ACNB Corp.	19,868	1,001,347
Amalgamated Financial Corp.	36,941	1,421,859
Amerant Bancorp, Inc.	86,041	1,836,975
Ameris Bancorp	253	19,648
Ames National Corp.	1,925	51,994
Arrow Financial Corp.	32,447	1,080,810
Associated Banc-Corp.	158,788	4,193,591
199

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Avidbank Holdings, Inc.(1)	1,861	$53,746
Axos Financial, Inc.(1)	3,732	324,012
Banc of California, Inc.	310,149	5,728,452
BancFirst Corp.	7,721	849,310
Bancorp, Inc.(1)	48,975	2,570,698
Bank First Corp.	22,735	3,061,722
Bank of Hawaii Corp.	87,533	6,632,375
Bank of Marin Bancorp	31,770	790,755
Bank of NT Butterfield & Son Ltd.	102,384	5,195,988
Bank7 Corp.	7,869	320,111
BankUnited, Inc.	158,295	7,392,376
Bankwell Financial Group, Inc.	8,460	395,082
Banner Corp.	71,675	4,218,074
Bar Harbor Bankshares	33,753	1,088,872
BayCom Corp.	12,059	354,535
BCB Bancorp, Inc.	17,739	141,912
Beacon Financial Corp.	156,103	4,642,503
Blue Foundry Bancorp(1)	22,066	290,830
Blue Ridge Bankshares, Inc.	114,147	463,437
Bridgewater Bancshares, Inc.(1)	45,867	838,449
Burke & Herbert Financial Services Corp.	28,858	1,859,610
Business First Bancshares, Inc.	62,463	1,705,240
BV Financial, Inc.(1)	6,024	112,528
Byline Bancorp, Inc.	58,074	1,811,909
C&F Financial Corp.	5,062	368,615
California BanCorp	51,262	938,607
Camden National Corp.	36,016	1,662,499
Capital Bancorp, Inc.	24,113	709,163
Capital City Bank Group, Inc.	31,261	1,339,378
Capitol Federal Financial, Inc.	113,163	812,510
Carter Bankshares, Inc.(1)	54,360	1,132,862
Cathay General Bancorp	66,405	3,300,993
Central Pacific Financial Corp.	61,050	1,944,442
CF Bankshares, Inc.	3,515	106,223
Chemung Financial Corp.	4,131	229,353
ChoiceOne Financial Services, Inc.	26,420	756,140
Citizens & Northern Corp.	14,142	317,629
Citizens Community Bancorp, Inc.	402	6,999
Citizens Financial Services, Inc.	6,929	416,156
City Holding Co.	29,627	3,554,351
Civista Bancshares, Inc.	39,406	938,257
CNB Financial Corp.	53,784	1,506,490
Coastal Financial Corp.(1)	30,132	2,235,493
Colony Bankcorp, Inc.	35,751	708,942
Columbia Financial, Inc.(1)	61,436	1,099,704
Commercial Bancgroup, Inc.(1)	2,399	62,398
Community Financial System, Inc.	43,444	2,630,534
Community Trust Bancorp, Inc.	35,391	2,124,876
Community West Bancshares	36,556	849,196
ConnectOne Bancorp, Inc.	104,568	2,774,189
Customers Bancorp, Inc.(1)	69,731	4,702,659
CVB Financial Corp.	300,243	5,773,673
Dime Community Bancshares, Inc.	91,238	2,951,549
200

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Eagle Bancorp Montana, Inc.	8,162	$177,115
Eagle Bancorp, Inc.	60,023	1,527,585
Eastern Bankshares, Inc.	145,958	2,854,938
Enterprise Financial Services Corp.	76,387	4,361,698
Equity Bancshares, Inc., Class A	35,169	1,578,385
Esquire Financial Holdings, Inc.	17,657	1,783,004
Farmers & Merchants Bancorp, Inc.	12,611	326,120
Farmers National Banc Corp.(2)	81,209	1,050,032
FB Bancorp, Inc.(1)	14,769	194,508
FB Financial Corp.	92,430	5,054,997
Fidelity D&D Bancorp, Inc.	374	16,400
Financial Institutions, Inc.	44,732	1,403,690
Finward Bancorp	1,974	73,749
First BanCorp	96,538	2,039,848
First Bancorp, Inc.	3,204	88,591
First Bancorp/Southern Pines NC	92,466	5,251,144
First Bank	43,298	689,304
First Busey Corp.	178,263	4,520,750
First Business Financial Services, Inc.	16,446	898,774
First Commonwealth Financial Corp.	212,901	3,732,155
First Community Bankshares, Inc.	38,720	1,515,114
First Community Corp.	12,967	373,709
First Financial Bancorp	206,864	5,806,672
First Financial Bankshares, Inc.	39,432	1,219,632
First Financial Corp.	26,587	1,684,552
First Foundation, Inc.(1)	144,983	851,050
First Hawaiian, Inc.	117,295	2,904,224
First Internet Bancorp	15,960	323,669
First Interstate BancSystem, Inc., Class A	62,021	2,146,547
First Merchants Corp.	129,865	5,075,124
First Mid Bancshares, Inc.	46,714	1,915,741
First National Corp.	1,225	32,524
First United Corp.	9,272	328,878
First Western Financial, Inc.(1)	9,904	250,472
Firstsun Capital Bancorp(1)(2)	25,042	913,282
Five Star Bancorp	33,427	1,301,313
Flushing Financial Corp.	70,401	1,086,287
Franklin Financial Services Corp.	5,739	295,444
FS Bancorp, Inc.	5,085	200,908
Fulton Financial Corp.	132,401	2,707,600
FVCBankcorp, Inc.	317	4,894
GBank Financial Holdings, Inc.(1)(2)	11,270	340,467
German American Bancorp, Inc.	73,906	3,055,274
Great Southern Bancorp, Inc.	21,873	1,345,846
Greene County Bancorp, Inc.	6,323	139,549
Hanmi Financial Corp.	70,678	1,845,403
Hanover Bancorp, Inc.	1,034	21,383
HBT Financial, Inc.	22,947	618,651
Heritage Commerce Corp.	132,685	1,649,275
Heritage Financial Corp.	75,972	2,006,421
Hilltop Holdings, Inc.	100,588	3,765,009
Hingham Institution For Savings(2)	3,370	940,634
Home Bancorp, Inc.	14,959	884,077
201

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
HomeTrust Bancshares, Inc.	35,410	$1,492,177
Hope Bancorp, Inc.	266,023	2,995,419
Horizon Bancorp, Inc.	102,911	1,733,021
Independent Bank Corp.	44,241	3,453,895
Independent Bank Corp. (Michigan)	46,372	1,611,427
International Bancshares Corp.	29,710	1,993,838
Investar Holding Corp.	15,587	440,021
Isabella Bank Corp.	3,232	153,714
Kearny Financial Corp.	125,635	961,108
Lakeland Financial Corp.	51,934	3,016,846
LCNB Corp.	59	1,002
LINKBANCORP, Inc.	11,520	99,648
Live Oak Bancshares, Inc.	73,624	2,670,342
MainStreet Bancshares, Inc.	3,261	72,394
Mechanics Bancorp	1,163	16,584
Mercantile Bank Corp.	36,136	1,866,786
Meridian Corp.	18,061	351,106
Metrocity Bankshares, Inc.	41,896	1,177,278
Metropolitan Bank Holding Corp.	23,974	2,017,412
Mid Penn Bancorp, Inc.	43,198	1,389,680
Middlefield Banc Corp.	757	25,488
Midland States Bancorp, Inc.	46,792	1,035,507
MVB Financial Corp.	18,570	501,390
National Bank Holdings Corp., Class A	71,511	2,859,725
National Bankshares, Inc.	27	1,014
NB Bancorp, Inc.	67,876	1,448,474
NBT Bancorp, Inc.	109,379	4,672,671
Nicolet Bankshares, Inc.	39,292	6,002,246
Northeast Bank	16,123	1,787,718
Northfield Bancorp, Inc.	88,867	1,185,486
Northpointe Bancshares, Inc.	25,810	466,129
Northrim BanCorp, Inc.	51,644	1,213,118
Northwest Bancshares, Inc.	285,030	3,548,623
Norwood Financial Corp.	2,111	61,346
Oak Valley Bancorp	539	17,248
OceanFirst Financial Corp.	123,869	2,237,074
OFG Bancorp	98,342	3,941,547
Old Second Bancorp, Inc.	105,170	2,064,487
OP Bancorp	9,633	128,697
Orange County Bancorp, Inc.	16,785	557,430
Origin Bancorp, Inc.	66,591	2,770,186
Orrstown Financial Services, Inc.	40,095	1,441,014
Park National Corp.	34,044	5,601,259
Parke Bancorp, Inc.	6,032	168,052
Pathward Financial, Inc.	47,890	4,347,933
PCB Bancorp	8,830	197,439
Peapack-Gladstone Financial Corp.	35,250	1,180,522
Peoples Bancorp of North Carolina, Inc.	3,058	116,846
Peoples Bancorp, Inc.	76,975	2,483,983
Peoples Financial Services Corp.	19,170	1,027,512
Plumas Bancorp	1,857	93,407
Ponce Financial Group, Inc.(1)	21,904	355,940
Preferred Bank	28,007	2,456,774
202

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Primis Financial Corp.	52,581	$694,595
Provident Financial Services, Inc.	303,236	6,380,085
QCR Holdings, Inc.	36,204	3,131,646
RBB Bancorp	33,145	712,618
Red River Bancshares, Inc.	6,643	589,234
Renasant Corp.	56,411	2,123,874
Republic Bancorp, Inc., Class A	21,722	1,498,818
Riverview Bancorp, Inc.	12,947	69,266
S&T Bancorp, Inc.	82,753	3,459,903
Seacoast Banking Corp. of Florida	201,200	6,261,344
ServisFirst Bancshares, Inc.	28,046	2,272,006
Shore Bancshares, Inc.	70,436	1,308,701
Sierra Bancorp	27,888	1,003,410
Simmons First National Corp., Class A	300,751	5,987,952
SmartFinancial, Inc.	33,709	1,321,730
South Plains Financial, Inc.	28,262	1,157,612
Southern First Bancshares, Inc.(1)	13,577	758,140
Southern Missouri Bancorp, Inc.	22,004	1,362,268
Southside Bancshares, Inc.	64,534	2,021,205
SR Bancorp, Inc.(2)	4,308	71,297
Stellar Bancorp, Inc.	98,757	3,719,189
Stock Yards Bancorp, Inc.	61,448	3,941,275
Texas Capital Bancshares, Inc.(1)	30,972	2,951,632
TFS Financial Corp.	28,662	401,841
Third Coast Bancshares, Inc.(1)	25,754	1,020,116
Timberland Bancorp, Inc.	4,072	155,062
Tompkins Financial Corp.	28,683	2,200,273
Towne Bank	166,790	5,714,225
TriCo Bancshares	60,950	2,912,191
Triumph Financial, Inc.(1)	42,809	2,391,311
TrustCo Bank Corp.	41,465	1,798,337
Trustmark Corp.	131,469	5,599,265
United Community Banks, Inc.	78,027	2,510,129
Unity Bancorp, Inc.	15,283	812,903
Univest Financial Corp.	63,918	2,144,449
USCB Financial Holdings, Inc.	936	17,718
Virginia National Bankshares Corp.	2,040	78,989
WaFd, Inc.	169,153	5,270,807
Washington Trust Bancorp, Inc.	43,148	1,453,656
WesBanco, Inc.	106,185	3,702,671
West BanCorp, Inc.	11,575	281,851
Westamerica Bancorporation	55,498	2,810,974
Western New England Bancorp, Inc.	18,563	238,535
WSFS Financial Corp.	49,096	3,118,087
		374,768,957
Beverages — 0.2%
Boston Beer Co., Inc., Class A(1)	13,085	2,967,416
MGP Ingredients, Inc.	27,757	527,383
National Beverage Corp.(1)	3,854	140,093
Vita Coco Co., Inc.(1)	31,405	1,823,374
Zevia PBC, Class A(1)	19,263	25,813
		5,484,079
203

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Biotechnology — 4.3%
4D Molecular Therapeutics, Inc.(1)	84,049	$811,913
Abeona Therapeutics, Inc.(1)(2)	8,882	45,476
Absci Corp.(1)(2)	158,560	434,454
ACADIA Pharmaceuticals, Inc.(1)	44,337	1,088,917
Acumen Pharmaceuticals, Inc.(1)	2,482	7,793
ADMA Biologics, Inc.(1)	116,712	1,817,206
Agios Pharmaceuticals, Inc.(1)	100,022	3,023,665
Akebia Therapeutics, Inc.(1)	393,163	515,044
Aligos Therapeutics, Inc.(1)(2)	1,427	10,032
Alkermes PLC(1)	68,043	2,048,094
Allogene Therapeutics, Inc.(1)	2,956	8,218
Altimmune, Inc.(1)	51,273	220,987
ALX Oncology Holdings, Inc.(1)	4,191	8,843
Anika Therapeutics, Inc.(1)	27,093	389,055
Annexon, Inc.(1)	227,076	1,271,626
Arcturus Therapeutics Holdings, Inc.(1)(2)	56,845	467,834
ArriVent Biopharma, Inc.(1)	16,098	369,771
Assembly Biosciences, Inc.(1)(2)	6,220	185,605
Aura Biosciences, Inc.(1)	45,997	270,922
Aurinia Pharmaceuticals, Inc.(1)	241,539	3,422,608
Beam Therapeutics, Inc.(1)	138,069	3,929,444
Bicara Therapeutics, Inc.(1)	25,391	426,061
Black Diamond Therapeutics, Inc.(1)	73,654	181,925
C4 Therapeutics, Inc.(1)	76,099	205,467
Cabaletta Bio, Inc.(1)(2)	81,570	270,812
Candel Therapeutics, Inc.(1)	1,593	8,363
Cardiff Oncology, Inc.(1)(2)	542	1,051
CareDx, Inc.(1)	82,648	1,550,477
Caribou Biosciences, Inc.(1)(2)	112,453	213,661
Catalyst Pharmaceuticals, Inc.(1)	232,565	5,367,600
Celldex Therapeutics, Inc.(1)	119,545	3,597,109
Century Therapeutics, Inc.(1)	22,518	52,242
CervoMed, Inc.(1)(2)	3,281	13,091
Coherus Oncology, Inc.(1)(2)	26,376	44,048
Compass Therapeutics, Inc.(1)	75,558	426,903
Corbus Pharmaceuticals Holdings, Inc.(1)	15,139	129,741
Crescent Biopharma, Inc.(1)	3,989	48,227
CRISPR Therapeutics AG(1)(2)	96,147	5,782,281
Cullinan Therapeutics, Inc.(1)	120,099	1,861,535
Day One Biopharmaceuticals, Inc.(1)	68,263	723,588
Denali Therapeutics, Inc.(1)	196,024	4,151,788
Design Therapeutics, Inc.(1)	57,263	597,826
Dianthus Therapeutics, Inc.(1)	68,843	3,799,445
Eledon Pharmaceuticals, Inc.(1)(2)	4,749	12,442
Emergent BioSolutions, Inc.(1)	118,503	965,799
Engene Holdings, Inc.(1)	32,565	329,232
Entrada Therapeutics, Inc.(1)	62,837	749,645
Erasca, Inc.(1)	263,774	3,603,153
Forte Biosciences, Inc.(1)(2)	11,925	360,374
GRAIL, Inc.(1)	57,273	3,048,642
Gyre Therapeutics, Inc.(1)	1,907	15,714
Ideaya Biosciences, Inc.(1)	179,743	5,787,725
204

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Immuneering Corp., Class A(1)(2)	31,013	$154,755
Inmune Bio, Inc.(1)(2)	704	908
Instil Bio, Inc.(1)(2)	7,492	66,679
Intellia Therapeutics, Inc.(1)(2)	160,227	2,207,928
Iovance Biotherapeutics, Inc.(1)	201,505	777,809
Jade Biosciences, Inc.	25,918	384,364
Janux Therapeutics, Inc.(1)	25,877	352,186
Keros Therapeutics, Inc.(1)	27,974	396,951
Korro Bio, Inc.(1)	24	291
Kura Oncology, Inc.(1)	134,237	1,171,889
Kyverna Therapeutics, Inc.(1)(2)	49,874	409,466
Larimar Therapeutics, Inc.(1)(2)	73,003	387,646
Lyell Immunopharma, Inc.(1)	12,669	304,056
MacroGenics, Inc.(1)	25,346	50,439
Metagenomi Therapeutics, Inc.(1)	3,454	5,250
MiMedx Group, Inc.(1)	254,930	1,246,608
Mineralys Therapeutics, Inc.(1)	466	13,635
Monopar Therapeutics, Inc.(1)(2)	931	51,023
Monte Rosa Therapeutics, Inc.(1)(2)	132,688	2,355,212
Myriad Genetics, Inc.(1)	65,214	300,637
Neurogene, Inc.(1)(2)	16,675	391,696
Nkarta, Inc.(1)	90,267	243,721
Nurix Therapeutics, Inc.(1)	70,699	1,129,063
Olema Pharmaceuticals, Inc.(1)	92,625	2,241,525
Organogenesis Holdings, Inc.(1)	147,887	474,717
ORIC Pharmaceuticals, Inc.(1)	124,598	1,675,843
Oruka Therapeutics, Inc.(1)	59,227	2,038,001
PepGen, Inc.(1)	33,626	209,154
Perspective Therapeutics, Inc.(1)(2)	13,716	74,066
Prelude Therapeutics, Inc.(1)	10,294	28,411
Protara Therapeutics, Inc.(1)	81,521	518,474
Prothena Corp. PLC(1)	73,349	635,936
Puma Biotechnology, Inc.(1)	94,758	540,121
Recursion Pharmaceuticals, Inc., Class A(1)(2)	249,227	914,663
Relay Therapeutics, Inc.(1)	375,288	3,850,455
Replimune Group, Inc.(1)	40,654	311,003
Rigel Pharmaceuticals, Inc.(1)	11,887	412,954
Rocket Pharmaceuticals, Inc.(1)	42,854	214,699
SAB Biotherapeutics, Inc.(1)	26,236	107,568
Sagimet Biosciences, Inc., Class A(1)	57,537	328,536
Sarepta Therapeutics, Inc.(1)	45,319	759,546
Savara, Inc.(1)	1,747	10,517
Sera Prognostics, Inc., Class A(1)(2)	5,403	12,373
Seres Therapeutics, Inc.(1)	5,435	47,502
Shattuck Labs, Inc.(1)	38,151	149,552
Solid Biosciences, Inc.(1)	96,474	599,104
Stoke Therapeutics, Inc.(1)	1,254	45,658
Tectonic Therapeutic, Inc.(1)(2)	11,381	266,884
Tonix Pharmaceuticals Holding Corp.(1)	12,850	179,515
Tyra Biosciences, Inc.(1)	47,506	1,582,425
uniQure NV(1)	52	813
Upstream Bio, Inc.(1)	80,783	620,413
Vanda Pharmaceuticals, Inc.(1)	126,096	1,123,515
205

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Vir Biotechnology, Inc.(1)	242,516	$2,204,470
Voyager Therapeutics, Inc.(1)	120,884	495,624
Whitehawk Therapeutics, Inc.(1)	938	3,292
XBiotech, Inc.(1)(2)	13,228	29,895
Xencor, Inc.(1)	150,093	1,916,688
Zentalis Pharmaceuticals, Inc.(1)	33,237	79,436
Zura Bio Ltd.(1)	33,733	223,312
Zymeworks, Inc.(1)	51,471	1,198,760
		103,201,106
Broadline Retail — 0.2%
1stdibs.com, Inc.(1)	37,023	178,080
Contextlogic Holdings, Inc.(1)(2)	48,414	391,669
Kohl's Corp.	223,586	3,660,103
Savers Value Village, Inc.(1)	56,583	533,578
		4,763,430
Building Products — 1.0%
American Woodmark Corp.(1)	25,025	1,253,752
Apogee Enterprises, Inc.	45,375	1,806,832
AZZ, Inc.	22,409	3,047,176
Gibraltar Industries, Inc.(1)	39,220	1,783,726
Griffon Corp.	29,888	2,547,653
Hayward Holdings, Inc.(1)	189,172	3,026,752
Insteel Industries, Inc.	40,034	1,492,467
Janus International Group, Inc.(1)	284,008	1,976,696
JELD-WEN Holding, Inc.(1)	165,109	323,614
Masterbrand, Inc.(1)	286,508	2,899,461
Quanex Building Products Corp.	101,709	2,088,086
Tecnoglass, Inc.	9,480	431,909
Trex Co., Inc.(1)	9,335	386,656
		23,064,780
Capital Markets — 1.1%
Acadian Asset Management, Inc.	52,848	2,846,393
Artisan Partners Asset Management, Inc., Class A	41,150	1,657,522
BGC Group, Inc., Class A	148,019	1,409,141
Bullish(1)(2)	3,415	107,197
Cohen & Steers, Inc.	11,132	744,397
Diamond Hill Investment Group, Inc.	5,788	994,784
DigitalBridge Group, Inc.	268,733	4,151,925
Federated Hermes, Inc.	57,020	3,193,690
Forge Global Holdings, Inc.(1)	19,051	857,295
GCM Grosvenor, Inc., Class A	724	8,384
Moelis & Co., Class A	1,260	74,794
Oppenheimer Holdings, Inc., Class A	23,783	2,052,235
Siebert Financial Corp.(1)	1,398	2,656
Silvercrest Asset Management Group, Inc., Class A	5,996	91,169
Victory Capital Holdings, Inc., Class A	27,140	1,877,545
Virtu Financial, Inc., Class A	4,716	195,290
Virtus Investment Partners, Inc.	13,326	1,843,785
WisdomTree, Inc.(2)	279,955	4,790,030
		26,898,232
Chemicals — 3.0%
AdvanSix, Inc.	55,934	997,303
Alto Ingredients, Inc.(1)	42,439	96,761
206

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
American Vanguard Corp.(1)	49,619	$228,744
Arq, Inc.(1)	61,507	215,890
Ascent Industries Co.(1)	6,670	114,457
Ashland, Inc.	79,880	4,981,317
Aspen Aerogels, Inc.(1)	60,423	188,520
Avient Corp.	55,612	2,283,985
Cabot Corp.	28,345	2,158,188
Chemours Co.	272,177	4,964,508
Core Molding Technologies, Inc.(1)	12,935	236,064
Ecovyst, Inc.(1)	252,143	2,841,652
Flotek Industries, Inc.(1)(2)	35,105	538,862
FMC Corp.	3,206	47,256
Hawkins, Inc.	39,677	5,915,841
HB Fuller Co.	66,486	4,369,460
Huntsman Corp.	184,395	2,332,597
Ingevity Corp.(1)	77,455	5,579,084
Innospec, Inc.	44,336	3,395,251
Intrepid Potash, Inc.(1)	25,807	954,085
Koppers Holdings, Inc.	42,759	1,616,290
Kronos Worldwide, Inc.	39,313	228,408
LSB Industries, Inc.(1)	123,978	1,440,624
Mativ Holdings, Inc.	126,171	1,367,694
Minerals Technologies, Inc.	63,588	4,490,585
Northern Technologies International Corp.	6,234	55,483
Olin Corp.	235,809	5,982,474
Orion SA	109,726	624,341
Perimeter Solutions, Inc.(1)	132,477	3,110,560
Quaker Chemical Corp.	26,424	3,885,121
Rayonier Advanced Materials, Inc.(1)	137,265	1,299,899
Sensient Technologies Corp.	9,163	930,319
Stepan Co.	46,789	2,381,092
Tronox Holdings PLC, Class A	205,230	1,535,120
Valhi, Inc.(2)	1,690	23,609
		71,411,444
Commercial Services and Supplies — 1.7%
ABM Industries, Inc.	37,068	1,649,526
ACCO Brands Corp.	190,933	777,097
Brady Corp., Class A	28,159	2,600,202
BrightView Holdings, Inc.(1)	112,605	1,552,823
Civeo Corp.(1)(2)	25,554	707,590
Deluxe Corp.	101,294	2,810,908
Ennis, Inc.	56,940	1,202,003
Enviri Corp.(1)	134,130	2,539,081
Healthcare Services Group, Inc.(1)	186,274	4,055,185
HNI Corp.	121,080	5,443,757
Interface, Inc.	132,400	4,169,276
Liquidity Services, Inc.(1)	49,592	1,567,603
MillerKnoll, Inc.	140,419	2,828,039
OPENLANE, Inc.(1)	233,981	6,670,798
Perma-Fix Environmental Services, Inc.(1)(2)	10,639	145,116
Quad/Graphics, Inc.	58,479	404,090
Team, Inc.(1)	591	8,629
UniFirst Corp.	11,471	2,693,620
207

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Vestis Corp.(1)	503	$3,959
Virco Mfg. Corp.(2)	27,977	177,654
		42,006,956
Communications Equipment — 1.8%
ADTRAN Holdings, Inc.(1)	167,826	1,711,825
Applied Optoelectronics, Inc.(1)	38,190	3,216,744
Aviat Networks, Inc.(1)	24,124	604,065
BK Technologies Corp.(1)	7,207	627,658
Clearfield, Inc.(1)	24,857	781,504
Digi International, Inc.(1)	73,239	3,575,528
Extreme Networks, Inc.(1)	97,881	1,368,376
Harmonic, Inc.(1)	180,930	1,923,286
KVH Industries, Inc.(1)	4,873	29,384
Lantronix, Inc.(1)	63,870	381,943
NETGEAR, Inc.(1)	57,612	1,187,959
NetScout Systems, Inc.(1)	134,020	3,914,724
Nokia OYJ, ADR	34,460	266,031
Ribbon Communications, Inc.(1)	200,520	447,160
Viasat, Inc.(1)	195,608	8,954,934
Viavi Solutions, Inc.(1)	505,472	15,017,573
		44,008,694
Construction and Engineering — 1.9%
Ameresco, Inc., Class A(1)	73,996	2,253,918
Argan, Inc.	20,441	9,224,001
Bowman Consulting Group Ltd.(1)	6,857	229,984
Centuri Holdings, Inc.(1)	111,467	3,455,477
Concrete Pumping Holdings, Inc.(1)	43,728	294,727
Everus Construction Group, Inc.(1)	48,643	5,879,479
Granite Construction, Inc.	2,571	345,697
Great Lakes Dredge & Dock Corp.(1)	154,348	2,616,199
Legence Corp., Class A(1)	4,065	235,973
Limbach Holdings, Inc.(1)	19,064	1,742,831
Matrix Service Co.(1)	62,586	687,820
MYR Group, Inc.(1)	33,738	9,107,910
NWPX Infrastructure, Inc.(1)	23,113	1,793,569
Orion Group Holdings, Inc.(1)	87,994	1,208,158
Tutor Perini Corp.	97,420	7,342,545
WillScot Holdings Corp.	26,607	574,977
		46,993,265
Construction Materials — 0.1%
Knife River Corp.(1)	27,475	2,444,726
Titan America SA(1)	5,937	107,578
U.S. Lime & Minerals, Inc.	5,864	669,434
		3,221,738
Consumer Finance — 1.5%
Atlanticus Holdings Corp.(1)	10,448	546,535
Bread Financial Holdings, Inc.	99,343	7,039,445
Consumer Portfolio Services, Inc.(1)	2,295	18,590
Credit Acceptance Corp.(1)(2)	269	127,285
Dave, Inc.(1)	5,085	982,778
Encore Capital Group, Inc.(1)	46,371	3,166,676
Enova International, Inc.(1)	31,117	4,326,819
EZCORP, Inc., Class A(1)	127,398	3,379,869
208

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Green Dot Corp., Class A(1)	121,302	$1,402,251
Jefferson Capital, Inc.	9,581	197,656
LendingClub Corp.(1)	251,283	3,746,630
LendingTree, Inc.(1)	26,493	990,043
Medallion Financial Corp.	20,020	202,002
Navient Corp.	149,168	1,311,187
Nelnet, Inc., Class A	4,396	569,106
NerdWallet, Inc., Class A(1)	71,741	778,390
Oportun Financial Corp.(1)	66,886	346,469
OppFi, Inc.	59,424	545,512
PRA Group, Inc.(1)	83,895	1,321,346
PROG Holdings, Inc.	82,680	2,911,163
Regional Management Corp.	16,895	537,599
SLM Corp.	2,096	39,279
World Acceptance Corp.(1)	5,413	730,105
		35,216,735
Consumer Staples Distribution & Retail — 1.3%
Andersons, Inc.	64,259	4,195,470
Chefs' Warehouse, Inc.(1)	87,048	6,214,357
Grocery Outlet Holding Corp.(1)	173,132	1,710,544
HF Foods Group, Inc.(1)	11,246	23,504
Ingles Markets, Inc., Class A	31,703	2,697,925
Natural Grocers by Vitamin Cottage, Inc.	25,922	700,672
PriceSmart, Inc.	45,642	7,057,166
United Natural Foods, Inc.(1)	151,187	5,776,855
Village Super Market, Inc., Class A	22,291	872,693
Weis Markets, Inc.	31,958	2,165,474
		31,414,660
Containers and Packaging — 0.8%
Graphic Packaging Holding Co.	38,735	473,729
Greif, Inc., Class A	38,556	2,801,865
Greif, Inc., Class B	4,651	406,404
Myers Industries, Inc.	83,806	1,874,740
O-I Glass, Inc.(1)	313,802	4,204,947
Ranpak Holdings Corp.(1)(2)	17,495	89,574
Silgan Holdings, Inc.	8,600	413,230
Sonoco Products Co.	89,934	5,078,573
TriMas Corp.	82,293	3,216,011
		18,559,073
Distributors — 0.1%
GigaCloud Technology, Inc., Class A(1)	1,587	70,367
Gold.com, Inc.	40,312	2,316,731
Weyco Group, Inc.	510	15,948
		2,403,046
Diversified Consumer Services — 1.9%
American Public Education, Inc.(1)	39,333	1,802,238
Bright Horizons Family Solutions, Inc.(1)	919	68,484
Carriage Services, Inc.	30,018	1,382,929
Coursera, Inc.(1)	206,072	1,320,922
Covista, Inc.(1)	29,793	2,919,714
Driven Brands Holdings, Inc.(1)	120,374	1,324,114
Duolingo, Inc.(1)	24	2,424
European Wax Center, Inc., Class A(1)	55,743	318,850
209

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Frontdoor, Inc.(1)	69,545	$4,768,701
Graham Holdings Co., Class B	1,225	1,290,182
Grand Canyon Education, Inc.(1)	21,697	3,451,342
Laureate Education, Inc., Class A(1)	181,022	5,854,251
Legacy Education, Inc.(1)(2)	4,606	63,425
Lincoln Educational Services Corp.(1)	67,312	2,439,387
Matthews International Corp., Class A	39,887	1,054,213
McGraw Hill, Inc.(1)	13,642	190,988
Mister Car Wash, Inc.(1)	131,242	934,443
OneSpaWorld Holdings Ltd.	225,444	4,853,809
Perdoceo Education Corp.	151,652	5,057,594
Phoenix Education Partners, Inc.	1,295	38,332
Strategic Education, Inc.	39,985	3,289,966
Stride, Inc.(1)	313	26,411
Udemy, Inc.(1)	12,039	60,556
Universal Technical Institute, Inc.(1)	104,045	3,766,429
WW International, Inc.(1)	1,306	27,766
		46,307,470
Diversified Telecommunication Services — 0.6%
Anterix, Inc.(1)	4,616	170,376
ATN International, Inc.	23,005	663,004
Bandwidth, Inc., Class A(1)	11,171	165,554
GCI Liberty, Inc., Class A(1)	2,734	108,649
GCI Liberty, Inc., Class C(1)	19,800	779,130
IDT Corp., Class B	40,503	2,063,628
Iridium Communications, Inc.	71,025	1,701,049
Liberty Global Ltd., Class A(1)	196,242	2,500,123
Liberty Global Ltd., Class C(1)	146,557	1,802,651
Liberty Latin America Ltd., Class A(1)	47,933	375,795
Liberty Latin America Ltd., Class C(1)	249,164	1,978,362
Shenandoah Telecommunications Co.	105,893	1,443,322
		13,751,643
Electric Utilities — 0.4%
Genie Energy Ltd., Class B	182	2,644
Hawaiian Electric Industries, Inc.(1)	329,187	5,099,107
MGE Energy, Inc.	23,321	1,912,788
Otter Tail Corp.	34,579	2,942,673
		9,957,212
Electrical Equipment — 1.4%
Allient, Inc.	37,771	2,486,843
Atkore, Inc.	63,291	4,095,561
Broadwind, Inc.(1)	6,917	17,154
Espey Mfg. & Electronics Corp.	3,211	186,013
FuelCell Energy, Inc.(1)	39,798	323,956
Hyliion Holdings Corp.(1)(2)	100,887	206,818
LSI Industries, Inc.	54,593	1,180,301
NANO Nuclear Energy, Inc.(1)	668	17,762
Net Power, Inc.(1)	5,449	10,517
Plug Power, Inc.(1)(2)	2,760,877	4,941,970
Powell Industries, Inc.	7,587	3,972,553
Power Solutions International, Inc.(1)	2,271	189,628
Preformed Line Products Co.	4,322	1,096,275
Sensata Technologies Holding PLC	5,466	204,100
210

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
SES AI Corp.(1)	66,027	$108,284
Shoals Technologies Group, Inc., Class A(1)	326,392	1,935,505
Sunrun, Inc.(1)	344,496	4,564,572
Thermon Group Holdings, Inc.(1)	67,614	3,433,439
Ultralife Corp.(1)	13,710	77,736
Vicor Corp.(1)	19,840	3,995,776
		33,044,763
Electronic Equipment, Instruments and Components — 2.5%
908 Devices, Inc.(1)(2)	55,271	381,370
Avnet, Inc.	40,118	2,641,369
Badger Meter, Inc.	6,895	1,051,005
Bel Fuse, Inc., Class A	15	3,179
Belden, Inc.	14,074	2,016,804
Benchmark Electronics, Inc.	73,382	4,242,214
Climb Global Solutions, Inc.	8,856	838,486
Coda Octopus Group, Inc.(1)(2)	502	6,807
CPS Technologies Corp.(1)	6,016	26,952
Crane NXT Co.	31,271	1,510,077
CTS Corp.	62,855	3,309,944
Daktronics, Inc.(1)	97,332	2,509,219
ePlus, Inc.	51,261	4,134,712
Ingram Micro Holding Corp.	7,209	149,154
Insight Enterprises, Inc.(1)	2,425	202,633
IPG Photonics Corp.(1)	32,628	4,292,866
Itron, Inc.(1)	13,376	1,256,675
Kimball Electronics, Inc.(1)	58,863	1,470,986
Knowles Corp.(1)	194,877	5,294,808
Methode Electronics, Inc.	70,961	600,330
M-Tron Industries, Inc.(1)	4,252	269,109
Napco Security Technologies, Inc.	72,997	3,402,390
Novanta, Inc.(1)	22,321	3,000,612
PC Connection, Inc.	24,217	1,476,026
Plexus Corp.(1)	15,902	3,087,055
Powerfleet, Inc. NJ(1)	84,893	303,068
RF Industries Ltd.(1)	10,676	121,173
Richardson Electronics Ltd.	23,290	286,001
Rogers Corp.(1)	35,343	3,811,036
ScanSource, Inc.(1)	44,706	1,644,287
SmartRent, Inc.(1)	50,842	77,280
Unusual Machines, Inc.(1)	572	7,808
Vishay Intertechnology, Inc.	234,171	4,383,681
Vishay Precision Group, Inc.(1)	28,279	1,302,814
		59,111,930
Energy Equipment and Services — 4.1%
Archrock, Inc.	83,632	2,954,719
Atlas Energy Solutions, Inc.(2)	140,217	1,350,290
Bristow Group, Inc.(1)	56,513	2,695,670
Cactus, Inc., Class A	76,247	4,117,338
Core Laboratories, Inc.	72,023	1,266,885
DMC Global, Inc.(1)	36,357	214,143
Energy Services of America Corp.	15,449	241,313
Expro Group Holdings NV(1)	200,675	3,584,056
Forum Energy Technologies, Inc.(1)	28,247	1,639,173
211

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Geospace Technologies Corp.(1)	24,799	$227,407
Helix Energy Solutions Group, Inc.(1)	305,334	2,806,019
Helmerich & Payne, Inc.	159,026	5,600,896
Innovex International, Inc.(1)	95,117	2,506,333
Kodiak Gas Services, Inc.	99,041	5,404,667
Liberty Energy, Inc., Class A	315,024	8,849,024
Mammoth Energy Services, Inc.(1)	3,873	8,947
Nabors Industries Ltd.(1)	26,946	2,105,022
National Energy Services Reunited Corp.(1)	47,776	1,196,789
Natural Gas Services Group, Inc.	28,852	1,103,878
Oceaneering International, Inc.(1)	237,191	8,420,281
Oil States International, Inc.(1)	135,047	1,767,765
Patterson-UTI Energy, Inc.	762,457	6,488,509
ProFrac Holding Corp., Class A(1)	40,838	202,148
ProPetro Holding Corp.(1)	184,417	2,236,978
Ranger Energy Services, Inc.	38,126	664,155
RPC, Inc.	210,806	1,224,783
SEACOR Marine Holdings, Inc.(1)	46,082	352,988
Seadrill Ltd.(1)	102,322	4,489,889
Select Water Solutions, Inc., Class A	210,834	2,882,101
Smart Sand, Inc.	10,660	55,325
Solaris Energy Infrastructure, Inc., Class A	46,465	2,306,058
TETRA Technologies, Inc.(1)	224,181	1,941,407
Tidewater, Inc.(1)	82,534	6,554,850
Transocean Ltd.(1)	1,171,648	7,592,279
Valaris Ltd.(1)	40,217	3,854,799
		98,906,884
Entertainment — 0.7%
Cinemark Holdings, Inc.	150,831	4,259,468
Cineverse Corp.(1)	11,774	34,851
CuriosityStream, Inc.	872	2,948
Eventbrite, Inc., Class A(1)	2,550	11,271
IMAX Corp.(1)	107,757	4,615,232
Madison Square Garden Entertainment Corp.(1)	744	46,976
Marcus Corp.	51,678	869,741
Skillz, Inc.(1)(2)	2,873	9,653
Sphere Entertainment Co.(1)	65,022	7,738,268
Starz Entertainment Corp.(1)	4,945	54,395
		17,642,803
Financial Services — 1.7%
Acacia Research Corp.(1)	65,027	272,463
Alerus Financial Corp.	46,749	1,114,496
Cannae Holdings, Inc.	76,862	937,716
Cass Information Systems, Inc.	28,148	1,249,208
Euronet Worldwide, Inc.(1)	8,928	620,942
EVERTEC, Inc.	132,197	3,742,497
Federal Agricultural Mortgage Corp., Class C	17,786	2,804,141
Finance of America Cos., Inc., Class A(1)(2)	8,055	155,864
Flywire Corp.(1)	102,964	1,267,487
HA Sustainable Infrastructure Capital, Inc.	30,472	1,112,838
International Money Express, Inc.(1)	56,589	892,975
loanDepot, Inc., Class A(1)	8,993	18,616
Marqeta, Inc., Class A(1)	694,687	2,667,598
212

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Merchants Bancorp	45,419	$1,920,315
NCR Atleos Corp.(1)	164,122	7,267,322
NewtekOne, Inc.	46,423	570,075
NMI Holdings, Inc., Class A(1)	70,685	2,778,627
Onity Group, Inc.(1)	13,186	552,625
Paymentus Holdings, Inc., Class A(1)	20,497	501,562
Payoneer Global, Inc.(1)	566,238	2,446,148
PennyMac Financial Services, Inc.	7,533	692,509
Radian Group, Inc.	61,996	2,140,102
Remitly Global, Inc.(1)	2,720	45,424
Repay Holdings Corp.(1)	114,935	319,519
Shift4 Payments, Inc., Class A(1)	188	8,285
Velocity Financial, Inc.(1)	17,798	330,865
Walker & Dunlop, Inc.	22,406	1,030,900
Waterstone Financial, Inc.	27,089	482,455
Western Union Co.	330,218	3,179,999
		41,123,573
Food Products — 1.2%
Alico, Inc.	12,223	504,565
B&G Foods, Inc.	168,330	893,832
Calavo Growers, Inc.	40,010	1,073,868
Cal-Maine Foods, Inc.	16,024	1,395,851
Dole PLC	25,379	407,079
Flowers Foods, Inc.	43,170	426,520
Fresh Del Monte Produce, Inc.	90,234	3,873,746
Freshpet, Inc.(1)	20,321	1,716,109
J&J Snack Foods Corp.	28,346	2,467,803
John B Sanfilippo & Son, Inc.	19,647	1,623,039
Lifeway Foods, Inc.(1)	11,677	258,762
Limoneira Co.	34,513	486,288
Mama's Creations, Inc.(1)	89,824	1,539,583
Marzetti Co.	10,685	1,755,973
Mission Produce, Inc.(1)	91,262	1,295,008
Post Holdings, Inc.(1)	3,291	349,833
Seaboard Corp.	305	1,565,474
Seneca Foods Corp., Class A(1)	12,943	1,798,818
Simply Good Foods Co.(1)	62,169	1,060,603
Tootsie Roll Industries, Inc.	33,513	1,415,254
Utz Brands, Inc.	88,873	825,630
Village Farms International, Inc.(1)	63,858	228,612
Vital Farms, Inc.(1)	72,370	1,526,283
		28,488,533
Gas Utilities — 0.6%
MDU Resources Group, Inc.	156,141	3,228,996
New Jersey Resources Corp.	46,759	2,536,208
Northwest Natural Holding Co.	91,644	4,860,798
ONE Gas, Inc.	32,255	2,820,377
RGC Resources, Inc.	191	4,214
Spire, Inc.	579	53,042
Star Group LP	11,720	150,602
		13,654,237
Ground Transportation — 0.6%
ArcBest Corp.	39,004	4,004,150
Covenant Logistics Group, Inc.	34,456	1,014,385
213

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Heartland Express, Inc.	92,728	$1,022,790
Landstar System, Inc.	5,734	934,355
Marten Transport Ltd.	121,264	1,647,978
PAMT Corp.(1)	8	80
Proficient Auto Logistics, Inc.(1)	28,534	216,002
RXO, Inc.(1)	14,523	231,787
Schneider National, Inc., Class B	13,779	391,048
Universal Logistics Holdings, Inc.(2)	13,552	225,370
Werner Enterprises, Inc.	104,431	3,664,484
		13,352,429
Health Care Equipment and Supplies — 3.6%
Acme United Corp.	4,184	188,322
AngioDynamics, Inc.(1)	90,509	1,035,423
Avanos Medical, Inc.(1)	101,781	1,435,112
Beta Bionics, Inc.(1)(2)	19,396	244,971
Bioventus, Inc., Class A(1)	79,398	697,114
Butterfly Network, Inc.(1)(2)	123,192	466,898
Ceribell, Inc.(1)	11,371	212,297
CONMED Corp.	67,825	3,119,950
CVRx, Inc.(1)(2)	358	2,921
Delcath Systems, Inc.(1)	6,995	62,256
Dentsply Sirona, Inc.	324,113	4,757,979
Electromed, Inc.(1)	10,908	258,520
Enovis Corp.(1)	110,204	2,806,896
Envista Holdings Corp.(1)	246,246	7,192,846
FONAR Corp.(1)	2,730	50,778
Haemonetics Corp.(1)	63,860	4,043,615
ICU Medical, Inc.(1)	26,087	3,928,180
Inogen, Inc.(1)	48,644	296,728
Inspire Medical Systems, Inc.(1)	8,395	541,561
Integer Holdings Corp.(1)	3,828	331,811
Integra LifeSciences Holdings Corp.(1)	91,663	1,043,125
iRadimed Corp.	19,127	1,980,218
Kewaunee Scientific Corp.(1)	3,777	156,708
Lantheus Holdings, Inc.(1)	43,832	3,283,455
LeMaitre Vascular, Inc.	43,200	4,673,376
LENSAR, Inc.(1)(2)	1,009	12,078
LivaNova PLC(1)	123,845	8,743,457
Merit Medical Systems, Inc.(1)	64,107	4,947,778
Microbot Medical, Inc.(1)	12,418	29,927
Neogen Corp.(1)	250,671	2,815,035
Novocure Ltd.(1)	36,356	496,987
Omnicell, Inc.(1)	88,365	3,631,802
OraSure Technologies, Inc.(1)	142,868	450,034
Orchestra BioMed Holdings, Inc.(1)	3,182	13,937
Orthofix Medical, Inc.(1)	78,949	1,068,180
OrthoPediatrics Corp.(1)	38,692	741,726
Outset Medical, Inc.(1)(2)	26,735	93,305
Pro-Dex, Inc.(1)(2)	587	26,010
Pulmonx Corp.(1)	5,982	9,452
QuidelOrtho Corp.(1)	121,398	2,760,591
RxSight, Inc.(1)	17,143	128,230
Sensus Healthcare, Inc.(1)(2)	20,030	82,323
214

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
SI-BONE, Inc.(1)	7,760	$120,435
Sight Sciences, Inc.(1)	5,786	29,856
STAAR Surgical Co.(1)	26,673	530,793
Tactile Systems Technology, Inc.(1)	48,971	1,434,361
Teleflex, Inc.	37,752	4,608,009
TransMedics Group, Inc.(1)	38,816	5,638,412
UFP Technologies, Inc.(1)	16,206	3,412,659
Utah Medical Products, Inc.	5,935	395,330
Varex Imaging Corp.(1)	82,624	1,088,158
		86,119,925
Health Care Providers and Services — 1.5%
Acadia Healthcare Co., Inc.(1)(2)	123,407	2,892,660
AdaptHealth Corp.(1)	231,084	2,114,419
Addus HomeCare Corp.(1)	31	3,210
AirSculpt Technologies, Inc.(1)(2)	1,733	2,738
Alignment Healthcare, Inc.(1)	133,291	2,561,853
AMN Healthcare Services, Inc.(1)	80,274	1,563,738
Ardent Health, Inc.(1)	40,543	380,699
Astrana Health, Inc.(1)	40,125	815,741
Aveanna Healthcare Holdings, Inc.(1)	44,269	325,820
Castle Biosciences, Inc.(1)	57,011	1,685,815
Concentra Group Holdings Parent, Inc.	235,551	5,643,802
CorVel Corp.(1)	5,342	275,540
Cross Country Healthcare, Inc.(1)	53,407	464,641
Fulgent Genetics, Inc.(1)	43,886	672,772
Guardian Pharmacy Services, Inc., Class A(1)	12,771	427,956
Hims & Hers Health, Inc.(1)(2)	904	13,126
InfuSystem Holdings, Inc.(1)	33,294	291,988
Innovage Holding Corp.(1)	10,205	91,437
Joint Corp.(1)(2)	4,199	36,951
National HealthCare Corp.	27,355	4,472,543
National Research Corp.	35,521	476,337
NeoGenomics, Inc.(1)	100,364	986,578
Nutex Health, Inc.(1)(2)	8,170	902,458
Option Care Health, Inc.(1)	5,130	166,520
Pediatrix Medical Group, Inc.(1)	201,051	3,990,862
Pennant Group, Inc.(1)	19,278	649,861
Progyny, Inc.(1)	144,143	2,549,890
Sonida Senior Living, Inc.(1)	3,271	117,396
Strata Critical Medical, Inc.(1)	148,794	636,838
Talkspace, Inc.(1)	172,611	831,985
		36,046,174
Health Care Technology — 0.2%
American Well Corp., Class A(1)	5,017	28,597
CareCloud, Inc.(1)	43,361	106,235
Certara, Inc.(1)	3,122	22,104
Definitive Healthcare Corp.(1)	26,904	34,437
Doximity, Inc., Class A(1)	571	14,007
GoodRx Holdings, Inc., Class A(1)(2)	90,791	169,779
Health Catalyst, Inc.(1)(2)	94,691	153,399
HealthStream, Inc.	50,619	1,074,641
Simulations Plus, Inc.(1)	7,932	97,008
Teladoc Health, Inc.(1)	303,522	1,596,526
TruBridge, Inc.(1)	28,607	551,829
		3,848,562
215

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Hotels, Restaurants and Leisure — 2.0%
Accel Entertainment, Inc.(1)	131,376	$1,492,431
Biglari Holdings, Inc., Class A(1)(2)	7	13,924
Biglari Holdings, Inc., Class B(1)	1,041	403,679
BJ's Restaurants, Inc.(1)	43,051	1,635,507
Bloomin' Brands, Inc.	130,774	800,337
Brightstar Lottery PLC	1,070	14,509
Caesars Entertainment, Inc.(1)	275,728	6,906,986
Cheesecake Factory, Inc.	107,356	6,954,522
Choice Hotels International, Inc.	3,687	388,425
Cracker Barrel Old Country Store, Inc.	40,468	1,324,113
Dave & Buster's Entertainment, Inc.(1)	44,688	657,807
El Pollo Loco Holdings, Inc.(1)	46,065	509,479
First Watch Restaurant Group, Inc.(1)	88,038	1,096,953
Full House Resorts, Inc.(1)(2)	46,101	103,497
Global Business Travel Group I(1)(2)	95,395	521,811
Golden Entertainment, Inc.	42,883	1,239,319
Hilton Grand Vacations, Inc.(1)	71,455	3,212,617
Kura Sushi USA, Inc., Class A(1)	138	9,719
Marriott Vacations Worldwide Corp.	40,760	2,649,808
Monarch Casino & Resort, Inc.	29,108	2,797,279
ONE Group Hospitality, Inc.(1)(2)	14,050	28,381
Penn Entertainment, Inc.(1)	183,908	2,876,321
Portillo's, Inc., Class A(1)(2)	85,937	458,904
Pursuit Attractions & Hospitality, Inc.(1)	45,525	1,582,449
RCI Hospitality Holdings, Inc.(2)	15,168	335,668
Rush Street Interactive, Inc.(1)	49,453	976,697
Serve Robotics, Inc.(1)(2)	39,069	390,299
Shake Shack, Inc., Class A(1)	4,792	460,080
Six Flags Entertainment Corp.(1)	11,650	198,400
Super Group SGHC Ltd.	262,236	2,805,925
Sweetgreen, Inc., Class A(1)(2)	1,206	6,693
Target Hospitality Corp.(1)	69,337	540,135
Vail Resorts, Inc.(2)	24,381	3,311,184
Wendy's Co.	248,969	1,907,103
		48,610,961
Household Durables — 2.3%
Bassett Furniture Industries, Inc.	3,960	59,281
Beazer Homes USA, Inc.(1)	58,075	1,485,559
Cavco Industries, Inc.(1)	9,683	5,589,609
Century Communities, Inc.	46,943	3,155,978
Champion Homes, Inc.(1)	39,259	3,669,931
Cricut, Inc., Class A	109,683	471,637
Dream Finders Homes, Inc., Class A(1)(2)	49,419	893,001
Ethan Allen Interiors, Inc.	50,220	1,144,012
Flexsteel Industries, Inc.	6,973	358,900
Green Brick Partners, Inc.(1)	51,708	3,808,811
Hamilton Beach Brands Holding Co., Class A	11,055	210,487
Helen of Troy Ltd.(1)	37,260	657,266
Hooker Furnishings Corp.	14,734	211,286
Hovnanian Enterprises, Inc., Class A(1)	8,483	1,065,635
KB Home	66,697	4,240,595
La-Z-Boy, Inc.	84,094	3,003,838
216

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Legacy Housing Corp.(1)	16,650	$364,968
Leggett & Platt, Inc.	252,790	2,952,587
LGI Homes, Inc.(1)	37,108	1,925,905
Lifetime Brands, Inc.	15,165	50,196
Lovesac Co.(1)(2)	25,958	331,743
M/I Homes, Inc.(1)	32,500	4,620,200
Meritage Homes Corp.	46,640	3,517,589
Newell Brands, Inc.	621,168	2,826,314
Smith Douglas Homes Corp.(1)(2)	7,107	111,580
Sonos, Inc.(1)	235,735	3,630,319
Tri Pointe Homes, Inc.(1)	80,945	3,747,754
Universal Electronics, Inc.(1)	13,440	50,669
Whirlpool Corp.	12,984	888,495
		55,044,145
Household Products — 0.6%
Central Garden & Pet Co.(1)	16,116	631,586
Central Garden & Pet Co., Class A(1)	106,067	3,663,554
Energizer Holdings, Inc.	125,943	2,719,109
Oil-Dri Corp. of America	22,477	1,524,840
Reynolds Consumer Products, Inc.	19,575	485,656
Spectrum Brands Holdings, Inc.	48,620	3,810,836
WD-40 Co.	10,840	2,582,088
		15,417,669
Independent Power and Renewable Electricity Producers — 0.1%
Hallador Energy Co.(1)	80,952	1,471,707
Montauk Renewables, Inc.(1)(2)	99,672	153,495
XPLR Infrastructure LP(1)	169,546	1,795,492
		3,420,694
Insurance — 2.8%
Abacus Global Management, Inc.(2)	24,544	224,087
American Coastal Insurance Corp., Class C	43,879	499,782
American Integrity Insurance Group, Inc.(1)	9,383	191,038
AMERISAFE, Inc.	40,465	1,316,326
Assured Guaranty Ltd.	26,129	2,252,581
Ategrity Specialty Holdings LLC(1)	6,983	154,464
Bowhead Specialty Holdings, Inc.(1)	34,231	867,071
Brighthouse Financial, Inc.(1)	93,012	5,578,860
Citizens, Inc.(1)	13,730	74,417
CNO Financial Group, Inc.	60,945	2,548,110
Crawford & Co., Class A	4,273	45,977
Crawford & Co., Class B	1,240	12,326
Donegal Group, Inc., Class A	42,820	754,488
eHealth, Inc.(1)	57,649	74,944
Employers Holdings, Inc.	43,234	1,787,726
F&G Annuities & Life, Inc.	16,600	375,990
Fidelis Insurance Holdings Ltd.	138,990	2,649,149
Genworth Financial, Inc., Class A(1)	284,865	2,404,261
GoHealth, Inc., Class A(1)(2)	3,584	4,910
Greenlight Capital Re Ltd., Class A(1)	51,383	729,125
Hagerty, Inc., Class A(1)	21,864	256,683
Hamilton Insurance Group Ltd., Class B(1)	43,499	1,374,133
HCI Group, Inc.	24,846	4,383,331
Heritage Insurance Holdings, Inc.(1)	64,482	1,797,113
217

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Hippo Holdings, Inc.(1)	39,378	$1,132,511
Horace Mann Educators Corp.	100,310	4,364,488
Investors Title Co.	2,662	614,656
James River Group Holdings, Inc.	81,007	567,049
Kemper Corp.	9,260	299,283
Kingstone Cos., Inc.	22,337	368,114
Mercury General Corp.	6,282	569,024
Octave Specialty Group, Inc.(1)	91,424	489,118
Oscar Health, Inc., Class A(1)	104,344	1,423,252
Palomar Holdings, Inc.(1)	15,132	1,871,980
ProAssurance Corp.(1)	95,581	2,346,514
Root, Inc., Class A(1)(2)	19,437	1,008,392
Safety Insurance Group, Inc.	31,246	2,425,627
Selective Insurance Group, Inc.	6,027	506,509
SiriusPoint Ltd.(1)	241,851	5,112,730
Skyward Specialty Insurance Group, Inc.(1)	72,617	3,374,512
Slide Insurance Holdings, Inc.(1)	33,849	643,131
Stewart Information Services Corp.	53,714	3,813,157
Tiptree, Inc.	46,351	789,358
Trupanion, Inc.(1)	60,206	1,597,867
TWFG, Inc.(1)	10,277	209,137
United Fire Group, Inc.	45,600	1,772,016
Universal Insurance Holdings, Inc.	66,808	2,349,637
		68,004,954
Interactive Media and Services — 0.9%
Angi, Inc.(1)	55,353	430,646
Bumble, Inc., Class A(1)(2)	2,988	9,083
Cargurus, Inc.(1)	64,584	1,982,729
Cars.com, Inc.(1)	123,418	1,053,990
EverQuote, Inc., Class A(1)	50,015	790,237
Grindr, Inc.(1)	4,720	53,714
IAC, Inc.(1)	104,010	3,985,663
IZEA Worldwide, Inc.(1)	2,832	10,252
Nextdoor Holdings, Inc.(1)	198,226	346,895
QuinStreet, Inc.(1)	33,519	392,843
Shutterstock, Inc.	40,112	673,882
Taboola.com Ltd.(1)	406,149	1,287,492
TripAdvisor, Inc.(1)	241,179	2,438,320
Webtoon Entertainment, Inc.(1)(2)	90,427	1,017,304
Yelp, Inc.(1)	113,153	2,522,180
Ziff Davis, Inc.(1)	79,736	2,159,251
ZoomInfo Technologies, Inc.(1)	271,712	1,687,331
		20,841,812
IT Services — 0.4%
ASGN, Inc.(1)	48,512	2,081,165
Commerce.com, Inc.(1)	73,890	205,414
Crexendo, Inc.(1)	32,069	187,283
CSP, Inc.	6,877	61,962
DXC Technology Co.(1)	308,545	3,884,581
Fastly, Inc., Class A(1)	125,482	2,399,216
Globant SA(1)	7,668	381,560
Grid Dynamics Holdings, Inc.(1)	24,069	162,466
Hackett Group, Inc.	58,139	794,179
218

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Information Services Group, Inc.	60,736	$292,140
Kyndryl Holdings, Inc.(1)	4,974	61,329
		10,511,295
Leisure Products — 0.9%
Acushnet Holdings Corp.	3,200	327,456
American Outdoor Brands, Inc.(1)(2)	16,197	147,393
Brunswick Corp.	19,110	1,521,538
Callaway Golf Co.(1)	245,583	3,452,897
Clarus Corp.	54,779	173,102
Escalade, Inc.	815	11,736
Funko, Inc., Class A(1)	68,831	344,155
JAKKS Pacific, Inc.	16,384	358,154
Johnson Outdoors, Inc., Class A	10,156	492,464
Latham Group, Inc.(1)	105,378	707,086
Malibu Boats, Inc., Class A(1)	39,127	1,137,031
Marine Products Corp.	6,827	51,817
MasterCraft Boat Holdings, Inc.(1)	34,972	759,067
Mattel, Inc.(1)	7,535	127,718
Polaris, Inc.	61,866	3,757,741
Smith & Wesson Brands, Inc.	99,837	1,188,060
Sturm Ruger & Co., Inc.	26,645	997,589
YETI Holdings, Inc.(1)	140,481	6,140,425
		21,695,429
Life Sciences Tools and Services — 0.7%
10X Genomics, Inc., Class A(1)	209,059	4,818,810
AbCellera Biologics, Inc.(1)(2)	39,804	143,692
Azenta, Inc.(1)	80,417	2,169,651
CryoPort, Inc.(1)	100,425	845,578
Cytek Biosciences, Inc.(1)	256,169	1,147,637
Fortrea Holdings, Inc.(1)	51,039	547,138
Ginkgo Bioworks Holdings, Inc.(1)	82,632	557,766
Lifecore Biomedical, Inc.(1)	5	36
Mesa Laboratories, Inc.	12,731	1,229,433
Nautilus Biotechnology, Inc.(1)	518	1,253
OmniAb, Inc.(1)	32,244	55,460
OmniAb, Inc.(1)	309	2
OmniAb, Inc.(1)	309	1
Pacific Biosciences of California, Inc.(1)(2)	160,829	270,193
Personalis, Inc.(1)	108,865	986,317
Quanterix Corp.(1)	90,994	596,011
Rapid Micro Biosystems, Inc., Class A(1)(2)	16,922	73,272
Seer, Inc.(1)	61,532	105,835
Sotera Health Co.(1)	145,815	2,369,494
		15,917,579
Machinery — 3.9%
3D Systems Corp.(1)	98,368	189,850
Aebi Schmidt Holding AG	12,867	185,542
AirJoule Technologies Corp.(1)	3,367	10,875
Alamo Group, Inc.	21,600	4,612,248
Albany International Corp., Class A	53,914	3,108,142
Astec Industries, Inc.	54,532	3,385,892
Atmus Filtration Technologies, Inc.	75,249	4,855,818
Blue Bird Corp.(1)(2)	64,585	3,763,368
219

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
CECO Environmental Corp.(1)	41,521	$2,509,944
Columbus McKinnon Corp.	34,196	649,040
Douglas Dynamics, Inc.	55,925	2,568,076
Eastern Co.(2)	4,874	90,510
Enerpac Tool Group Corp.	107,466	4,384,613
Enpro, Inc.	11,503	2,975,251
Franklin Electric Co., Inc.	22,764	2,267,750
Gencor Industries, Inc.(1)	8,053	125,788
Gorman-Rupp Co.	49,659	3,189,598
Graham Corp.(1)	24,722	2,007,921
Greenbrier Cos., Inc.	62,251	3,512,201
Helios Technologies, Inc.	66,874	4,769,454
Hillman Solutions Corp.(1)	385,230	3,158,886
Hurco Cos., Inc.(1)	2,194	38,856
Hyster-Yale, Inc.	22,848	841,492
Kadant, Inc.	6,443	2,185,272
Kennametal, Inc.	151,867	6,117,203
L.B. Foster Co., Class A(1)	18,105	556,367
Lindsay Corp.	22,062	2,971,751
Luxfer Holdings PLC	60,126	773,822
Manitowoc Co., Inc.(1)	81,494	1,202,036
Mayville Engineering Co., Inc.(1)	28,033	588,693
Microvast Holdings, Inc.(1)(2)	322,487	722,371
Miller Industries, Inc.	24,404	1,025,700
Mueller Water Products, Inc., Class A	112,743	3,374,398
Omega Flex, Inc.	6,785	243,785
Palladyne AI Corp.(1)	355	2,496
Park-Ohio Holdings Corp.	15,056	387,541
Perma-Pipe International Holdings, Inc.(1)	12,379	400,708
Proto Labs, Inc.(1)	57,449	3,566,434
Richtech Robotics, Inc., Class B(1)(2)	27,169	67,651
Standex International Corp.	9,511	2,491,882
Taylor Devices, Inc.(1)(2)	5,462	479,236
Tennant Co.	38,313	2,338,242
Terex Corp.	8,351	574,465
Titan International, Inc.(1)	108,572	1,056,406
Trinity Industries, Inc.	183,745	6,280,404
Twin Disc, Inc.	4,814	87,567
Wabash National Corp.	78,722	799,028
Worthington Enterprises, Inc.	54,892	3,074,501
		94,569,074
Marine Transportation — 0.3%
Costamare Bulkers Holdings Ltd.(1)	24,183	461,412
Genco Shipping & Trading Ltd.	85,304	2,051,561
Matson, Inc.	20,780	3,452,182
Pangaea Logistics Solutions Ltd.	58,838	550,135
Star Bulk Carriers Corp.	107	2,813
		6,518,103
Media — 0.8%
AMC Networks, Inc., Class A(1)(2)	64,586	527,668
Boston Omaha Corp., Class A(1)(2)	53,096	655,736
Cable One, Inc.(1)	7,832	751,480
DoubleVerify Holdings, Inc.(1)	277,132	2,920,971
220

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Emerald Holding, Inc.(2)	37,102	$154,715
Entravision Communications Corp., Class A	89,160	276,396
EW Scripps Co., Class A(1)	180,930	750,860
Gambling.com Group Ltd.(1)(2)	27,514	119,961
Gray Media, Inc.	194,092	1,007,338
Ibotta, Inc., Class A(1)(2)	308	7,691
John Wiley & Sons, Inc., Class A	71,660	2,222,893
Magnite, Inc.(1)	247,933	3,376,847
National CineMedia, Inc.(2)	136,864	487,236
NIQ Global Intelligence PLC(1)(2)	34,795	463,817
PubMatic, Inc., Class A(1)	86,822	703,258
Scholastic Corp.	39,745	1,381,934
Sinclair, Inc.	58,856	961,707
Stagwell, Inc.(1)(2)	233,459	1,125,272
TechTarget, Inc.(1)(2)	34,536	121,221
Thryv Holdings, Inc.(1)	85,156	197,562
Townsquare Media, Inc., Class A	2,639	19,529
USA TODAY Co., Inc.(1)	339,052	2,017,359
		20,251,451
Metals and Mining — 1.7%
Alpha Metallurgical Resources, Inc.(1)	15,633	2,542,707
American Battery Technology Co.(1)	3,066	11,313
Ampco-Pittsburgh Corp.(1)	11,526	105,002
Century Aluminum Co.(1)	123,159	6,350,078
Compass Minerals International, Inc.(1)	88,489	2,229,923
Dakota Gold Corp.(1)	51,286	356,951
Elevra Lithium Ltd., ADR(1)(2)	8,624	512,524
Ferroglobe PLC	24,570	125,553
Kaiser Aluminum Corp.	35,548	4,626,217
Materion Corp.	46,130	7,521,958
McEwen, Inc.(1)	112,248	3,182,231
Metallus, Inc.(1)	85,366	1,451,222
Ramaco Resources, Inc., Class B	10,804	127,271
Ryerson Holding Corp.	101,477	2,654,638
SunCoke Energy, Inc.	183,696	1,047,067
Tredegar Corp.(1)	39,602	363,546
Warrior Met Coal, Inc.	65,232	5,429,912
Worthington Steel, Inc.	66,016	2,743,625
		41,381,738
Multi-Utilities — 0.4%
Avista Corp.	111,989	4,548,993
Northwestern Energy Group, Inc.	56,291	3,938,119
Unitil Corp.	37,207	1,946,298
		10,433,410
Oil, Gas and Consumable Fuels — 5.0%
Amplify Energy Corp.(1)	80,606	462,678
Ardmore Shipping Corp.	91,579	1,500,064
BKV Corp.(1)	37,548	1,176,379
California Resources Corp.	58,064	3,416,486
Centrus Energy Corp., Class A(1)(2)	23,186	4,697,252
Chord Energy Corp.	1	108
Clean Energy Fuels Corp.(1)	186,726	422,001
CNX Resources Corp.(1)	95,527	3,991,118
221

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Comstock, Inc.(1)(2)	57,025	$176,778
Core Natural Resources, Inc.	40,233	3,302,325
Crescent Energy Co., Class A	452,182	5,272,442
CVR Energy, Inc.(1)	61,493	1,485,671
Delek U.S. Holdings, Inc.	120,388	4,587,987
Dorian LPG Ltd.	88,503	3,273,726
Encore Energy Corp.(1)	239,248	645,970
Epsilon Energy Ltd.	769	3,937
Evolution Petroleum Corp.	56,902	254,352
Excelerate Energy, Inc., Class A	44,160	1,777,440
FutureFuel Corp.	51,471	222,355
Gevo, Inc.(1)(2)	198,008	360,375
Golar LNG Ltd.	69,108	3,072,542
Gran Tierra Energy, Inc.(1)(2)	65,137	393,427
Granite Ridge Resources, Inc.	159,505	807,095
Green Plains, Inc.(1)	143,883	1,975,514
Gulfport Energy Corp.(1)	18,580	3,876,903
HighPeak Energy, Inc.	45,971	239,509
Infinity Natural Resources, Inc., Class A(1)	7,514	124,732
International Seaways, Inc.	119,709	9,041,621
Kimbell Royalty Partners LP	180,298	2,585,473
Kosmos Energy Ltd.(1)	1,176	2,740
Lightbridge Corp.(1)(2)	1,474	19,059
Magnolia Oil & Gas Corp., Class A	106,816	2,971,621
Murphy Oil Corp.	151,023	5,006,412
NACCO Industries, Inc., Class A	489	28,059
Navigator Holdings Ltd.	6,740	141,675
Northern Oil & Gas, Inc.	178,152	4,915,214
Par Pacific Holdings, Inc.(1)	122,420	5,223,661
PBF Energy, Inc., Class A	141,114	5,023,658
Peabody Energy Corp.	190,625	6,012,312
Plains GP Holdings LP, Class A(1)	185,159	4,173,484
Prairie Operating Co.(1)(2)	5,818	10,298
PrimeEnergy Resources Corp.(1)(2)	467	92,886
REX American Resources Corp.(1)	73,049	2,597,622
Riley Exploration Permian, Inc.	32,593	939,982
SandRidge Energy, Inc.	74,458	1,305,249
SFL Corp. Ltd.	28,833	317,451
SM Energy Co.	388,041	8,975,388
Summit Midstream Corp.(1)	21,646	638,773
Talos Energy, Inc.(1)	269,255	3,298,374
Tamboran Resources Corp.(1)	11,064	350,729
Teekay Corp. Ltd.	16,652	215,643
Teekay Tankers Ltd., Class A	51,635	4,041,471
VAALCO Energy, Inc.	248,530	1,279,930
Vitesse Energy, Inc.(2)	56,234	1,085,879
World Kinect Corp.	105,372	2,629,031
		120,442,861
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	31,238	468,258
Magnera Corp.(1)	1,632	21,134
Mercer International, Inc.(2)	43,711	78,680
Sylvamo Corp.	62,752	2,905,417
		3,473,489
222

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Passenger Airlines — 0.5%
Allegiant Travel Co.(1)	32,907	$3,361,450
Frontier Group Holdings, Inc.(1)(2)	145,523	646,122
JetBlue Airways Corp.(1)	497,938	2,758,577
SkyWest, Inc.(1)	30,043	3,126,876
Sun Country Airlines Holdings, Inc.(1)	107,880	2,123,078
		12,016,103
Personal Care Products — 0.3%
Coty, Inc., Class A(1)	4,873	12,231
Edgewell Personal Care Co.	90,829	2,065,452
elf Beauty, Inc.(1)	277	25,498
Honest Co., Inc.(1)(2)	163,339	457,349
Interparfums, Inc.	4,795	483,240
Lifevantage Corp.	18,978	88,248
Medifast, Inc.(1)(2)	19,260	202,808
Nature's Sunshine Products, Inc.(1)	26,155	723,970
Niagen Bioscience, Inc.(1)	128,584	649,349
Nu Skin Enterprises, Inc., Class A	113,811	965,117
USANA Health Sciences, Inc.(1)	21,548	463,713
Waldencast PLC, Class A(1)(2)	2,787	4,710
		6,141,685
Pharmaceuticals — 2.2%
Aclaris Therapeutics, Inc.(1)	107,029	307,173
Alto Neuroscience, Inc.(1)	10,216	201,153
Alumis, Inc.(1)	68,598	2,036,675
Amphastar Pharmaceuticals, Inc.(1)	70,873	1,433,761
ANI Pharmaceuticals, Inc.(1)	34,794	2,571,277
Arvinas, Inc.(1)	61,792	819,980
Atea Pharmaceuticals, Inc.(1)	148,078	693,005
BioAge Labs, Inc.(1)	18,152	404,245
Cassava Sciences, Inc.(1)(2)	53,367	121,677
Collegium Pharmaceutical, Inc.(1)	62,366	2,598,791
Context Therapeutics, Inc.(1)	28,163	63,367
Contineum Therapeutics, Inc., Class A(1)(2)	26,475	406,126
CorMedix, Inc.(1)	26,402	188,246
Crinetics Pharmaceuticals, Inc.(1)	8,940	367,434
Cumberland Pharmaceuticals, Inc.(1)	3,758	18,489
Edgewise Therapeutics, Inc.(1)	74,694	2,273,685
Enliven Therapeutics, Inc.(1)	48,186	1,430,642
Eton Pharmaceuticals, Inc.(1)(2)	9,475	160,980
Fulcrum Therapeutics, Inc.(1)	141,094	1,182,368
Harmony Biosciences Holdings, Inc.(1)	84,268	2,405,009
Innoviva, Inc.(1)	129,450	2,972,172
LENZ Therapeutics, Inc.(1)(2)	195	2,630
Ligand Pharmaceuticals, Inc.(1)	38,071	7,549,860
MBX Biosciences, Inc.(1)	20,222	658,226
Neumora Therapeutics, Inc.(1)	23,790	83,027
Nuvation Bio, Inc.(1)(2)	2,513	14,852
Oramed Pharmaceuticals, Inc.(2)	20,049	68,467
Organon & Co.	539,789	3,935,062
Pacira BioSciences, Inc.(1)	84,704	1,855,865
Perrigo Co. PLC	78,485	1,037,572
Phibro Animal Health Corp., Class A	886	48,367
223

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Prestige Consumer Healthcare, Inc.(1)	24,256	$1,680,941
Rapport Therapeutics, Inc.(1)	47,766	1,386,647
Septerna, Inc.(1)	42,390	1,230,158
SIGA Technologies, Inc.	92,932	601,270
Supernus Pharmaceuticals, Inc.(1)	128,542	7,035,104
Theravance Biopharma, Inc.(1)	81,017	1,478,560
Third Harmonic Bio, Inc.(1)(2)	36,211	1,086
Ventyx Biosciences, Inc.(1)	96,542	1,348,692
		52,672,641
Professional Services — 2.0%
Asure Software, Inc.(1)	45,317	414,197
Barrett Business Services, Inc.	148	4,110
BlackSky Technology, Inc.(1)(2)	32,769	617,696
Clarivate PLC(1)(2)	508,944	1,170,571
Concentrix Corp.	26,057	854,670
Conduent, Inc.(1)	271,885	396,952
CRA International, Inc.	14,159	2,444,693
CSG Systems International, Inc.	68,513	5,474,189
DLH Holdings Corp.(1)(2)	3,723	22,338
ExlService Holdings, Inc.(1)	6,450	201,563
Exponent, Inc.	35,241	2,564,840
Forrester Research, Inc.(1)	11,718	70,074
Franklin Covey Co.(1)	21,294	277,248
FTI Consulting, Inc.(1)	1,240	203,881
HireQuest, Inc.	2,798	32,625
Huron Consulting Group, Inc.(1)	34,438	4,869,533
IBEX Holdings Ltd.(1)	25,659	741,545
ICF International, Inc.	3,998	332,354
Innodata, Inc.(1)(2)	74,916	3,309,040
Insperity, Inc.	56,439	1,253,510
Kelly Services, Inc., Class A	68,154	661,775
Kforce, Inc.	35,188	950,780
Korn Ferry	39,483	2,474,400
Legalzoom.com, Inc.(1)	307,380	2,160,881
ManpowerGroup, Inc.	76,910	2,151,173
Maximus, Inc.	21,813	1,649,281
Mistras Group, Inc.(1)	42,755	653,296
RCM Technologies, Inc.(1)	7,072	133,732
Resources Connection, Inc.	57,987	218,031
Robert Half, Inc.	15,560	379,975
Science Applications International Corp.	26,170	2,414,444
Skillsoft Corp.(1)(2)	5,169	21,658
Spire Global, Inc.(1)	1,124	9,947
TaskUS, Inc., Class A(1)	38,860	412,693
TriNet Group, Inc.	12,225	465,528
TrueBlue, Inc.(1)	55,192	233,462
TTEC Holdings, Inc.(1)(2)	4,476	11,190
Upwork, Inc.(1)	233,398	3,132,201
Verra Mobility Corp.(1)	97,096	1,622,474
Willdan Group, Inc.(1)	33,416	2,978,702
		47,991,252
Real Estate Management and Development — 0.8%
AMREP Corp.(1)	877	22,153
Cushman & Wakefield Ltd.(1)	305,616	4,098,311
224

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Douglas Elliman, Inc.(1)	136,369	$310,921
Five Point Holdings LLC, Class A(1)	136,034	750,908
Forestar Group, Inc.(1)	42,964	1,233,926
FRP Holdings, Inc.(1)	24,049	575,733
Howard Hughes Holdings, Inc.(1)	17,045	1,233,547
Kennedy-Wilson Holdings, Inc.	228,057	2,481,260
Landbridge Co. LLC, Class A	9,616	716,392
Marcus & Millichap, Inc.	55,675	1,470,377
Opendoor Technologies, Inc.(1)	32,343	175,299
RE/MAX Holdings, Inc., Class A(1)	15,768	99,181
RMR Group, Inc., Class A	28,526	467,256
Seaport Entertainment Group, Inc.(1)(2)	7,403	172,934
Seritage Growth Properties, Class A(1)(2)	61,858	183,100
St. Joe Co.	67,973	4,905,611
Star Holdings(1)(2)	15,867	143,120
Stratus Properties, Inc.(1)(2)	1,022	31,191
Tejon Ranch Co.(1)	45,592	802,875
		19,874,095
Semiconductors and Semiconductor Equipment — 2.9%
ACM Research, Inc., Class A(1)	128,362	7,147,196
Alpha & Omega Semiconductor Ltd.(1)	48,381	1,016,485
Amtech Systems, Inc.(1)	12,486	162,942
Axcelis Technologies, Inc.(1)	52,461	4,333,803
CEVA, Inc.(1)	53,225	1,110,274
Cohu, Inc.(1)	90,666	2,738,113
Diodes, Inc.(1)	90,906	6,202,516
Everspin Technologies, Inc.(1)(2)	17,653	190,652
FormFactor, Inc.(1)	131,442	12,996,985
GSI Technology, Inc.(1)	612	4,994
Ichor Holdings Ltd.(1)	52,070	2,475,929
inTEST Corp.(1)	10,792	125,727
Kulicke & Soffa Industries, Inc.	113,236	7,894,814
Magnachip Semiconductor Corp.(1)	65,316	179,619
NVE Corp.	10,405	716,280
Penguin Solutions, Inc.(1)	23,189	481,867
Photronics, Inc.(1)	111,361	4,168,242
Power Integrations, Inc.	9,423	451,550
QuickLogic Corp.(1)	5,820	47,899
SkyWater Technology, Inc.(1)	52,506	1,546,827
SolarEdge Technologies, Inc.(1)(2)	141,505	5,009,277
Synaptics, Inc.(1)	38,322	3,121,710
Ultra Clean Holdings, Inc.(1)	90,944	5,518,482
Veeco Instruments, Inc.(1)	102,362	3,128,183
		70,770,366
Software — 2.5%
8x8, Inc.(1)	257,265	550,547
A10 Networks, Inc.	156,919	3,022,260
ACI Worldwide, Inc.(1)	43,145	1,711,994
Adeia, Inc.	253,991	5,255,074
Alarm.com Holdings, Inc.(1)	88,480	4,233,768
AudioEye, Inc.(1)	3,323	22,663
AvePoint, Inc.(1)	66,821	720,330
Bill Holdings, Inc.(1)	46,249	2,058,543
225

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Bit Digital, Inc.(1)(2)	472,952	$789,830
Blackbaud, Inc.(1)	38,992	1,892,672
BlackLine, Inc.(1)	64,809	2,284,517
BTCS, Inc.(1)	9,644	15,430
C3.ai, Inc., Class A(1)(2)	3,519	27,976
Cerence, Inc.(1)(2)	61,346	485,247
Cipher Digital, Inc.(1)(2)	411,803	6,424,127
Cleanspark, Inc.(1)(2)	55,902	556,225
Clear Secure, Inc., Class A	51,645	2,512,013
Commvault Systems, Inc.(1)	1,647	140,127
Consensus Cloud Solutions, Inc.(1)	124	3,730
CS Disco, Inc.(1)	43,060	139,945
Daily Journal Corp.(1)(2)	3,383	1,723,672
Datavault AI, Inc.(1)	406	1,608
Digital Turbine, Inc.(1)	50,169	203,686
Duos Technologies Group, Inc.(1)(2)	5,217	39,388
eGain Corp.(1)	8,017	74,879
EverCommerce, Inc.(1)(2)	27,731	318,352
Five9, Inc.(1)	9,899	172,639
Freshworks, Inc., Class A(1)	66,927	523,369
LiveRamp Holdings, Inc.(1)	96,372	2,618,427
MARA Holdings, Inc.(1)(2)	135,542	1,211,745
Mitek Systems, Inc.(1)	88,972	1,297,212
N-able, Inc.(1)	108,805	478,742
ON24, Inc.(1)	50,941	408,037
OneSpan, Inc.	70,139	774,334
Ooma, Inc.(1)	38,913	480,965
Pagaya Technologies Ltd., Class A(1)	111,781	1,250,829
Phunware, Inc.(1)(2)	863	1,536
Progress Software Corp.(1)	72,113	3,020,092
Q2 Holdings, Inc.(1)	8,897	428,124
Qualys, Inc.(1)	16,981	1,570,233
Rapid7, Inc.(1)	66,452	413,331
Red Violet, Inc.(1)	25,680	1,112,201
ReposiTrak, Inc.	22,554	196,220
Riot Platforms, Inc.(1)	41,616	677,925
SEMrush Holdings, Inc., Class A(1)	36,489	431,300
Silvaco Group, Inc.(1)	2,397	8,054
SoundThinking, Inc.(1)(2)	9,285	67,780
Sprinklr, Inc., Class A(1)	125,069	727,902
SPS Commerce, Inc.(1)	277	15,653
Telos Corp.(1)	101,679	408,750
Tenable Holdings, Inc.(1)	24,327	467,808
Teradata Corp.(1)	168,918	5,319,228
Vertex, Inc., Class A(1)	4,694	67,969
Xperi, Inc.(1)	97,352	596,768
Yext, Inc.(1)	8,432	47,894
		60,003,670
Specialty Retail — 2.8%
1-800-Flowers.com, Inc., Class A(1)	53,834	187,342
Abercrombie & Fitch Co., Class A(1)	36,786	3,597,671
Academy Sports & Outdoors, Inc.	83,887	5,044,125
Advance Auto Parts, Inc.	75,460	4,012,208
226

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
American Eagle Outfitters, Inc.	212,678	$5,225,498
America's Car-Mart, Inc.(1)(2)	13,919	277,823
Arhaus, Inc.(1)	90,616	747,582
Arko Corp.	124,918	803,223
Asbury Automotive Group, Inc.(1)	13,479	2,881,541
Barnes & Noble Education, Inc.(1)(2)	40,514	350,446
Buckle, Inc.	74,260	3,976,623
Build-A-Bear Workshop, Inc.	29,263	1,423,938
Caleres, Inc.	61,829	735,147
Cato Corp., Class A(1)	6,673	20,086
Citi Trends, Inc.(1)	11,974	567,328
Designer Brands, Inc., Class A(2)	69,173	492,512
Duluth Holdings, Inc., Class B(1)	3,202	6,884
Envela Corp.(1)	3,289	44,270
Genesco, Inc.(1)	20,903	569,398
Group 1 Automotive, Inc.	2,884	939,434
Haverty Furniture Cos., Inc.	29,809	709,752
J Jill, Inc.(2)	12,699	219,312
Lands' End, Inc.(1)	23,045	370,333
MarineMax, Inc.(1)	43,847	1,337,334
Monro, Inc.	36,143	778,159
National Vision Holdings, Inc.(1)	198,894	5,364,171
OneWater Marine, Inc., Class A(1)(2)	19,991	227,598
Petco Health & Wellness Co., Inc.(1)	174,174	444,144
PetMed Express, Inc.(1)(2)	23,334	63,935
Revolve Group, Inc.(1)	23,312	586,530
RH(1)	5,062	838,824
RideNow Group, Inc., Class B(1)	15,102	97,861
Sally Beauty Holdings, Inc.(1)	227,664	3,658,560
Shoe Carnival, Inc.	34,743	701,461
Signet Jewelers Ltd.	30,362	2,920,521
Sonic Automotive, Inc., Class A	28,115	1,763,373
Sportsman's Warehouse Holdings, Inc.(1)	16,058	18,948
Stitch Fix, Inc., Class A(1)	201,033	669,440
Tile Shop Holdings, Inc.(1)	28,915	96,865
Upbound Group, Inc.	90,027	1,931,079
Valvoline, Inc.(1)	67,174	2,539,177
Victoria's Secret & Co.(1)	155,993	9,780,761
Zumiez, Inc.(1)	27,712	726,609
		67,747,826
Technology Hardware, Storage and Peripherals — 0.3%
Corsair Gaming, Inc.(1)	80,459	441,720
Diebold Nixdorf, Inc.(1)	49,536	3,962,880
Eastman Kodak Co.(1)	162,789	1,191,615
Immersion Corp.	54,062	330,319
Quantum Computing, Inc.(1)	1,568	13,187
Turtle Beach Corp.(1)	17,809	223,325
Xerox Holdings Corp.	121,013	217,823
		6,380,869
Textiles, Apparel and Luxury Goods — 1.6%
Allbirds, Inc., Class A(1)(2)	3,516	9,985
Carter's, Inc.	62,882	2,109,691
Columbia Sportswear Co.	25,078	1,553,331
227

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Crocs, Inc.(1)	15,042	$1,364,460
Ermenegildo Zegna NV(2)	91,643	1,032,817
Figs, Inc., Class A(1)	239,500	3,700,275
Fossil Group, Inc.(1)	73,154	342,361
G-III Apparel Group Ltd.	79,355	2,427,469
Gildan Activewear, Inc.	80,434	5,476,751
Kontoor Brands, Inc.	65,154	4,248,692
Lakeland Industries, Inc.	14,752	135,276
Movado Group, Inc.	31,788	793,111
Oxford Industries, Inc.(2)	25,812	1,021,897
PVH Corp.	38,993	2,674,920
Rocky Brands, Inc.	16,945	765,914
Steven Madden Ltd.	117,947	4,257,887
Superior Group of Cos., Inc.	21,147	209,990
Under Armour, Inc., Class A(1)(2)	305,494	2,266,765
Under Armour, Inc., Class C(1)	197,269	1,426,255
Unifi, Inc.(1)	7,109	27,938
Vera Bradley, Inc.(1)	37,012	97,712
Wolverine World Wide, Inc.	151,015	2,668,435
		38,611,932
Trading Companies and Distributors — 1.0%
Alta Equipment Group, Inc.	55,067	379,962
BlueLinx Holdings, Inc.(1)	16,581	1,093,019
Boise Cascade Co.	15,246	1,261,454
Custom Truck One Source, Inc.(1)	108,117	774,118
Distribution Solutions Group, Inc.(1)	3,565	106,593
DNOW, Inc.(1)	404,147	4,760,852
DXP Enterprises, Inc.(1)	30,402	4,209,765
Global Industrial Co.	32,118	1,059,252
Herc Holdings, Inc.	4,719	659,669
Hudson Technologies, Inc.(1)	82,890	589,348
Karat Packaging, Inc.	15,999	394,375
MSC Industrial Direct Co., Inc., Class A	24,420	2,291,573
NPK International, Inc.(1)	200,500	2,893,215
Rush Enterprises, Inc., Class A	27,836	1,975,521
Rush Enterprises, Inc., Class B	3,452	223,172
Titan Machinery, Inc.(1)	49,749	969,608
Transcat, Inc.(1)	305	23,781
Willis Lease Finance Corp.	5,692	1,159,517
		24,824,794
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp.(1)(2)	40,851	358,672
Water Utilities — 0.4%
American States Water Co.	21,651	1,613,649
Artesian Resources Corp., Class A	20,406	691,355
California Water Service Group	119,640	5,393,371
Consolidated Water Co. Ltd.	18,696	707,644
Global Water Resources, Inc.	362	3,316
H2O America	25,999	1,398,486
Middlesex Water Co.	13,691	739,314
Pure Cycle Corp.(1)	1,015	10,729
		10,557,864
228

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Wireless Telecommunication Services — 0.1%
Array Digital Infrastructure, Inc.	7,531	$366,986
Gogo, Inc.(1)	132,437	560,209
Spok Holdings, Inc.	41,165	499,743
Telephone & Data Systems, Inc.	42,166	1,886,928
		3,313,866
TOTAL COMMON STOCKS (Cost $2,099,533,615)		2,405,896,643
RIGHTS — 0.0%
Biotechnology — 0.0%
89bio, Inc.(1)	258,768	87,981
Akero Therapeutics, Inc.(1)	224	146
Akouos, Inc.(1)	779	8
Cargo Therapeutics, Inc.(1)	55,735	557
Chinook Therapeutics, Inc.(1)	5,210	52
Fusion Pharmaceuticals, Inc.(1)(2)	4,010	2,206
iTeos Therapeutics, Inc.(1)	72,319	723
Pardes Biosciences, Inc.(1)	223	7
Regulus Therapeutics, Inc.(1)	47,096	54,631
Sage Therapeutics, Inc.(1)	122,658	22,078
Verve Therapeutics, Inc.(1)	150,436	94,775
Vigil Neuroscience, Inc.(1)	37,413	1,871
		265,035
Food Products — 0.0%
TreeHouse Foods, Inc.(1)	54,219	104,643
Pharmaceuticals — 0.0%
Concert Pharmaceuticals, Inc.(1)	5,515	2,040
Poseida Therapeutics, Inc.(1)	6,404	3,202
Repare Therapeutics, Inc.(1)	14,944	6,746
		11,988
Software — 0.0%
Gen Digital, Inc.(1)	14,827	18,830
TOTAL RIGHTS (Cost $454,986)		400,496
WARRANTS — 0.0%
Real Estate Management and Development — 0.0%
Opendoor Technologies, Inc.(1) (Cost $—)	1,078	906
SHORT-TERM INVESTMENTS — 1.5%
Money Market Funds — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,345,826	2,345,826
State Street Navigator Securities Lending Government Money Market Portfolio(3)	34,145,776	34,145,776
TOTAL SHORT-TERM INVESTMENTS (Cost $36,491,602)		36,491,602
TOTAL INVESTMENT SECURITIES — 101.4% (Cost $2,136,480,203)		2,442,789,647
OTHER ASSETS AND LIABILITIES — (1.4)%		(33,126,297)
TOTAL NET ASSETS — 100.0%		$2,409,663,350

229

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $46,406,940. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $48,958,736, which includes securities collateral of $14,812,960.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.

230

Schedule of Investments - Avantis U.S. Small Cap Value ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.3%
AerSale Corp.(1)	596,710	$4,654,338
Astronics Corp.(1)	489,133	39,433,903
Ducommun, Inc.(1)	159,158	19,670,337
Innovative Solutions & Support, Inc.(1)	103,899	2,695,140
		66,453,718
Air Freight and Logistics — 0.1%
Hub Group, Inc., Class A	475,358	20,473,669
Radiant Logistics, Inc.(1)	72,971	541,445
		21,015,114
Automobile Components — 3.9%
Dana, Inc.	5,032,586	172,315,745
Dauch Corp.(1)	3,432,236	22,652,758
Fox Factory Holding Corp.(1)	6,629	111,632
Gentex Corp.	4,019,459	94,055,341
Gentherm, Inc.(1)	571,254	18,719,993
Goodyear Tire & Rubber Co.(1)	11,381,027	93,893,473
LCI Industries	755,772	100,668,830
Lear Corp.	1,518,481	199,300,631
Motorcar Parts of America, Inc.(1)	540,102	5,584,655
Phinia, Inc.	1,388,222	100,826,564
Standard Motor Products, Inc.	236,622	9,389,161
Stoneridge, Inc.(1)	725,806	5,726,609
Strattec Security Corp.(1)	109,242	9,613,296
Visteon Corp.	894,987	85,623,406
		918,482,094
Automobiles — 0.7%
Harley-Davidson, Inc.	4,059,893	73,078,074
Thor Industries, Inc.	917,233	88,173,608
Winnebago Industries, Inc.	53,462	2,132,599
		163,384,281
Banks — 13.7%
1st Source Corp.	352,812	23,641,932
ACNB Corp.	138,446	6,977,678
Amalgamated Financial Corp.	535,241	20,601,426
Amerant Bancorp, Inc.	316,795	6,763,573
Ameris Bancorp	453,006	35,180,446
Ames National Corp.	19,397	523,913
Arrow Financial Corp.	281,665	9,382,261
Associated Banc-Corp.	2,413,013	63,727,673
Avidbank Holdings, Inc.(1)	31,871	920,434
Axos Financial, Inc.(1)	1,579,196	137,105,797
Banc of California, Inc.	2,639,780	48,756,737
Bancorp, Inc.(1)	1,258,638	66,065,909
Bank First Corp.	5,768	776,777
Bank of Hawaii Corp.	745,521	56,488,126
Bank of NT Butterfield & Son Ltd.	1,310,917	66,529,038
Bank OZK	2,730,100	127,113,456
Bank7 Corp.	72,118	2,933,760
BankUnited, Inc.	1,989,208	92,896,014
Bankwell Financial Group, Inc.	85,102	3,974,263
231

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Banner Corp.	529,230	$31,145,185
Bar Harbor Bankshares	202,299	6,526,166
BayCom Corp.	88,169	2,592,169
BCB Bancorp, Inc.	154,921	1,239,368
Beacon Financial Corp.	608,553	18,098,366
Bridgewater Bancshares, Inc.(1)	498,906	9,120,002
Burke & Herbert Financial Services Corp.	245,054	15,791,280
Business First Bancshares, Inc.	716,218	19,552,751
Byline Bancorp, Inc.	721,925	22,524,060
C&F Financial Corp.	34,255	2,494,449
California BanCorp	220,696	4,040,944
Camden National Corp.	160,717	7,418,697
Capital Bancorp, Inc.	149,573	4,398,942
Capital City Bank Group, Inc.	331,646	14,209,373
Capitol Federal Financial, Inc.	1,192,456	8,561,834
Carter Bankshares, Inc.(1)	441,244	9,195,525
Cathay General Bancorp	1,320,418	65,637,979
CB Financial Services, Inc.	14,568	507,112
Central Pacific Financial Corp.	729,298	23,228,141
CF Bankshares, Inc.	37,364	1,129,140
Chemung Financial Corp.	18,984	1,053,992
ChoiceOne Financial Services, Inc.	61,668	1,764,938
Citizens Financial Services, Inc.	30,045	1,804,503
City Holding Co.	47,931	5,750,282
Civista Bancshares, Inc.	167,724	3,993,508
CNB Financial Corp.	483,494	13,542,667
Colony Bankcorp, Inc.	358,956	7,118,097
Columbia Banking System, Inc.	3,766,020	107,143,269
Commercial Bancgroup, Inc.(1)	36,936	960,705
Community Trust Bancorp, Inc.	416,887	25,029,895
Community West Bancshares	243,964	5,667,284
ConnectOne Bancorp, Inc.	726,257	19,267,598
Customers Bancorp, Inc.(1)	833,227	56,192,829
CVB Financial Corp.	54,721	1,052,285
Dime Community Bancshares, Inc.	326,683	10,568,195
Eagle Bancorp Montana, Inc.	58,403	1,267,345
Eagle Bancorp, Inc.	353,861	9,005,762
Eastern Bankshares, Inc.	2,973	58,152
Enterprise Financial Services Corp.	843,677	48,173,957
Equity Bancshares, Inc., Class A	128,676	5,774,979
Esquire Financial Holdings, Inc.	182,052	18,383,611
Farmers & Merchants Bancorp, Inc.	20,640	533,750
Farmers National Banc Corp.(2)	167,320	2,163,448
Fidelity D&D Bancorp, Inc.	711	31,177
Finward Bancorp	4,543	169,726
First BanCorp	4,540,491	95,940,575
First Bancorp, Inc.	30,966	856,210
First Bank	387,493	6,168,889
First Busey Corp.	917,860	23,276,930
First Business Financial Services, Inc.	191,588	10,470,284
First Commonwealth Financial Corp.	1,379,375	24,180,444
First Community Corp.	75,987	2,189,945
First Financial Bancorp	60,898	1,709,407
232

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
First Financial Corp.	290,753	$18,422,110
First Internet Bancorp	78,475	1,591,473
First Merchants Corp.	134,422	5,253,212
First Mid Bancshares, Inc.	539,979	22,144,539
First National Corp.	12,626	335,220
First United Corp.	97,066	3,442,931
First Western Financial, Inc.(1)	3,274	82,799
Firstsun Capital Bancorp(1)(2)	116,407	4,245,363
Five Star Bancorp	368,511	14,346,133
Franklin Financial Services Corp.	39,586	2,037,887
FS Bancorp, Inc.	74,556	2,945,708
Fulton Financial Corp.	4,123,563	84,326,863
FVCBankcorp, Inc.	29,261	451,790
Great Southern Bancorp, Inc.	247,884	15,252,303
Hancock Whitney Corp.	1,649,749	108,569,982
Hanmi Financial Corp.	825,483	21,553,361
Hanover Bancorp, Inc.	8,199	169,555
Hawthorn Bancshares, Inc.	19,986	659,338
HBT Financial, Inc.	257,716	6,948,023
Heritage Commerce Corp.	829,593	10,311,841
Hilltop Holdings, Inc.	270,507	10,125,077
Hingham Institution For Savings	5,061	1,412,626
Home Bancorp, Inc.	151,055	8,927,351
HomeTrust Bancshares, Inc.	407,133	17,156,585
Hope Bancorp, Inc.	2,519,824	28,373,218
Horizon Bancorp, Inc.	30,139	507,541
Independent Bank Corp. (Michigan)	582,260	20,233,535
International Bancshares Corp.	1,558,334	104,579,795
Investar Holding Corp.	87,101	2,458,861
Isabella Bank Corp.	13,302	632,643
Kearny Financial Corp.	232,339	1,777,393
Lakeland Financial Corp.	35,445	2,059,000
LINKBANCORP, Inc.	153,401	1,326,919
MainStreet Bancshares, Inc.	38,070	845,154
Mercantile Bank Corp.	447,049	23,094,551
Meridian Corp.	152,118	2,957,174
Metrocity Bankshares, Inc.	493,002	13,853,356
Metropolitan Bank Holding Corp.	266,219	22,402,329
Mid Penn Bancorp, Inc.	236,943	7,622,456
Midland States Bancorp, Inc.	489,084	10,823,429
MVB Financial Corp.	55,065	1,486,755
National Bank Holdings Corp., Class A	269,117	10,761,989
NB Bancorp, Inc.	156,656	3,343,039
NBT Bancorp, Inc.	48,941	2,090,760
Nicolet Bankshares, Inc.	31,589	4,825,536
Northeast Bank	203,287	22,540,463
Northfield Bancorp, Inc.	674,458	8,997,270
Northpointe Bancshares, Inc.	333,694	6,026,514
Northrim BanCorp, Inc.	623,815	14,653,414
Northwest Bancshares, Inc.	699,947	8,714,340
Norwood Financial Corp.	512	14,879
Oak Valley Bancorp	18,564	594,048
OceanFirst Financial Corp.	998,933	18,040,730
233

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
OFG Bancorp	1,281,737	$51,372,019
Old Second Bancorp, Inc.	1,284,184	25,208,532
OP Bancorp	109,826	1,467,275
Orange County Bancorp, Inc.	180,099	5,981,088
Origin Bancorp, Inc.	526,597	21,906,435
Orrstown Financial Services, Inc.	387,440	13,924,594
Parke Bancorp, Inc.	113,825	3,171,165
Pathward Financial, Inc.	628,085	57,023,837
PCB Bancorp	106,449	2,380,200
Peapack-Gladstone Financial Corp.	301,205	10,087,355
Peoples Bancorp of North Carolina, Inc.	18,211	695,842
Peoples Bancorp, Inc.	804,593	25,964,216
Peoples Financial Services Corp.	72,418	3,881,605
Plumas Bancorp	24,925	1,253,728
Popular, Inc.	168,867	22,857,837
Preferred Bank	314,467	27,585,045
Provident Financial Services, Inc.	2,612,177	54,960,204
QCR Holdings, Inc.	285,215	24,671,097
RBB Bancorp	388,391	8,350,407
Red River Bancshares, Inc.	65,864	5,842,137
Renasant Corp.	68,427	2,576,277
Republic Bancorp, Inc., Class A	244,115	16,843,935
Riverview Bancorp, Inc.	98,218	525,466
S&T Bancorp, Inc.	516,797	21,607,283
ServisFirst Bancshares, Inc.	2,466	199,771
Shore Bancshares, Inc.	761,467	14,148,057
Sierra Bancorp	242,054	8,709,103
SmartFinancial, Inc.	300,878	11,797,426
South Plains Financial, Inc.	329,603	13,500,539
Southern First Bancshares, Inc.(1)	120,384	6,722,243
Southern Missouri Bancorp, Inc.	255,550	15,821,100
Southside Bancshares, Inc.	239,512	7,501,516
Stellar Bancorp, Inc.	398,682	15,014,364
Stock Yards Bancorp, Inc.	51,600	3,309,624
Texas Capital Bancshares, Inc.(1)	647,749	61,730,480
Third Coast Bancshares, Inc.(1)	279,116	11,055,785
Timberland Bancorp, Inc.	31,567	1,202,071
Tompkins Financial Corp.	226,516	17,376,042
Towne Bank	189,395	6,488,673
TriCo Bancshares	335,129	16,012,464
TrustCo Bank Corp.	467,958	20,295,338
Trustmark Corp.	864,093	36,801,721
UMB Financial Corp.	230,259	26,682,413
United Community Banks, Inc.	39,338	1,265,503
United Security Bancshares	82,772	860,001
Unity Bancorp, Inc.	183,895	9,781,375
Univest Financial Corp.	620,114	20,804,825
USCB Financial Holdings, Inc.	28,400	537,612
Valley National Bancorp	5,407,425	68,187,629
Virginia National Bankshares Corp.	10,625	411,400
WaFd, Inc.	1,809,413	56,381,309
WesBanco, Inc.	60,633	2,114,273
West BanCorp, Inc.	215,098	5,237,636
234

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Westamerica Bancorporation	706,063	$35,762,091
Western New England Bancorp, Inc.	3,560	45,746
Wintrust Financial Corp.	43,419	6,254,941
WSFS Financial Corp.	586,434	37,244,423
Zions Bancorp NA	207,528	11,887,204
		3,216,666,772
Beverages — 0.2%
Boston Beer Co., Inc., Class A(1)	216,074	49,001,262
MGP Ingredients, Inc.	230,066	4,371,254
National Beverage Corp.(1)	6,734	244,781
		53,617,297
Biotechnology — 1.2%
Alkermes PLC(1)	4,524,898	136,199,430
Anika Therapeutics, Inc.(1)	96,763	1,389,517
Catalyst Pharmaceuticals, Inc.(1)	3,174,351	73,264,021
Emergent BioSolutions, Inc.(1)	2,008,881	16,372,380
Kura Oncology, Inc.(1)	599,655	5,234,988
Monte Rosa Therapeutics, Inc.(1)(2)	2,150,199	38,166,032
Puma Biotechnology, Inc.(1)	1,619,603	9,231,737
Rigel Pharmaceuticals, Inc.(1)	419,063	14,558,249
Seres Therapeutics, Inc.(1)	56,033	489,728
XBiotech, Inc.(1)	5,371	12,139
		294,918,221
Broadline Retail — 1.3%
Dillard's, Inc., Class A	23,801	14,347,005
Kohl's Corp.	4,881,115	79,903,852
Macy's, Inc.	10,297,979	203,694,025
		297,944,882
Building Products — 0.3%
Apogee Enterprises, Inc.	709,913	28,268,736
Insteel Industries, Inc.	177,563	6,619,548
JELD-WEN Holding, Inc.(1)	1,815,753	3,558,876
Quanex Building Products Corp.	181,285	3,721,781
Tecnoglass, Inc.	659,409	30,042,674
Trex Co., Inc.(1)	117,105	4,850,489
		77,062,104
Capital Markets — 1.0%
Cohen & Steers, Inc.	27,655	1,849,290
Diamond Hill Investment Group, Inc.	58,052	9,977,397
Galaxy Digital, Inc., Class A(1)(2)	132,023	2,718,354
Oppenheimer Holdings, Inc., Class A	259,621	22,402,696
Siebert Financial Corp.(1)	15,187	28,855
StoneX Group, Inc.(1)	1,235,564	157,534,410
Victory Capital Holdings, Inc., Class A	102,097	7,063,070
Virtus Investment Partners, Inc.	146,522	20,272,784
WisdomTree, Inc.(2)	786,023	13,448,854
		235,295,710
Chemicals — 2.2%
AdvanSix, Inc.	938,689	16,736,825
American Vanguard Corp.(1)	365,537	1,685,126
Ascent Industries Co.(1)	139,280	2,390,045
Aspen Aerogels, Inc.(1)	931,098	2,905,026
Cabot Corp.	1,827,940	139,179,352
235

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Chemours Co.	3,582,503	$65,344,855
Core Molding Technologies, Inc.(1)	188,722	3,444,176
Ecovyst, Inc.(1)	1,237,032	13,941,351
FMC Corp.	1,721,942	25,381,425
Huntsman Corp.	3,181,280	40,243,192
Intrepid Potash, Inc.(1)	258,821	9,568,612
Koppers Holdings, Inc.	375,839	14,206,714
LSB Industries, Inc.(1)	1,915,120	22,253,694
Mativ Holdings, Inc.	2,228,369	24,155,520
NewMarket Corp.	110,323	69,063,301
Orion SA	2,135,366	12,150,232
Rayonier Advanced Materials, Inc.(1)	2,206,165	20,892,382
Stepan Co.	571,519	29,084,602
Tronox Holdings PLC, Class A	1,961,316	14,670,644
Valhi, Inc.	10,476	146,350
		527,443,424
Commercial Services and Supplies — 0.8%
ACCO Brands Corp.	3,005,697	12,233,187
Civeo Corp.(1)	477,492	13,221,753
Ennis, Inc.	758,713	16,016,431
Healthcare Services Group, Inc.(1)	2,008,782	43,731,184
HNI Corp.	595,638	26,779,885
Interface, Inc.	2,232,297	70,295,033
Team, Inc.(1)	1,115	16,279
Virco Mfg. Corp.	388,249	2,465,381
		184,759,133
Communications Equipment — 1.0%
Aviat Networks, Inc.(1)	166,387	4,166,331
BK Technologies Corp.(1)	71,902	6,261,945
Clearfield, Inc.(1)	22,551	709,003
Harmonic, Inc.(1)	296,111	3,147,660
NETGEAR, Inc.(1)	111,579	2,300,759
Viasat, Inc.(1)	4,605,594	210,844,093
		227,429,791
Construction and Engineering — 2.3%
Ameresco, Inc., Class A(1)	337,644	10,284,636
Argan, Inc.	145,737	65,763,821
Everus Construction Group, Inc.(1)	189,513	22,906,436
Fluor Corp.(1)	169,822	8,883,389
Granite Construction, Inc.	977,967	131,497,443
Great Lakes Dredge & Dock Corp.(1)	2,383,279	40,396,579
IES Holdings, Inc.(1)	32,980	16,336,643
Matrix Service Co.(1)	784,753	8,624,435
NWPX Infrastructure, Inc.(1)	207,608	16,110,381
Orion Group Holdings, Inc.(1)	226,937	3,115,845
Primoris Services Corp.	709,368	106,915,945
Tutor Perini Corp.	1,393,815	105,051,837
		535,887,390
Construction Materials — 0.0%
Eagle Materials, Inc.	12,819	2,868,892
Titan America SA(1)	304,402	5,515,764
U.S. Lime & Minerals, Inc.	52	5,937
		8,390,593
236

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Consumer Finance — 1.8%
Atlanticus Holdings Corp.(1)	148,628	$7,774,731
Bread Financial Holdings, Inc.	1,326,504	93,996,073
Consumer Portfolio Services, Inc.(1)	62,332	504,889
Credit Acceptance Corp.(1)(2)	74,908	35,444,967
Green Dot Corp., Class A(1)	1,706,032	19,721,730
Jefferson Capital, Inc.	184,904	3,814,570
LendingClub Corp.(1)	1,973,774	29,428,970
Medallion Financial Corp.	181,711	1,833,464
Navient Corp.	1,736,371	15,262,701
Nelnet, Inc., Class A	275,841	35,710,376
NerdWallet, Inc., Class A(1)	52,122	565,524
OneMain Holdings, Inc.	743,704	40,918,594
Oportun Financial Corp.(1)	297,213	1,539,563
PRA Group, Inc.(1)	405,515	6,386,861
PROG Holdings, Inc.	619,782	21,822,524
Regional Management Corp.	213,536	6,794,716
SLM Corp.	4,991,327	93,537,468
World Acceptance Corp.(1)	72,403	9,765,717
		424,823,438
Consumer Staples Distribution & Retail — 1.7%
Andersons, Inc.	588,566	38,427,474
HF Foods Group, Inc.(1)	38,022	79,466
Ingles Markets, Inc., Class A	514,125	43,752,037
Natural Grocers by Vitamin Cottage, Inc.	460,258	12,440,774
PriceSmart, Inc.	925,259	143,063,547
Sprouts Farmers Market, Inc.(1)	56,484	4,172,473
United Natural Foods, Inc.(1)	2,676,554	102,271,128
Village Super Market, Inc., Class A	353,028	13,821,046
Weis Markets, Inc.	522,976	35,436,854
		393,464,799
Containers and Packaging — 0.2%
Graphic Packaging Holding Co.	999,185	12,220,033
Greif, Inc., Class A	425,351	30,910,257
Greif, Inc., Class B	66,420	5,803,780
Myers Industries, Inc.	196,331	4,391,924
		53,325,994
Distributors — 0.1%
GigaCloud Technology, Inc., Class A(1)	60,125	2,665,942
Gold.com, Inc.	253,543	14,571,116
Weyco Group, Inc.	5,536	173,111
		17,410,169
Diversified Consumer Services — 0.6%
American Public Education, Inc.(1)	540,132	24,748,848
European Wax Center, Inc., Class A(1)	162,877	931,656
Lincoln Educational Services Corp.(1)	585,792	21,229,102
Perdoceo Education Corp.	1,471,184	49,063,986
Phoenix Education Partners, Inc.	23,731	702,438
Universal Technical Institute, Inc.(1)	1,138,063	41,197,881
		137,873,911
Diversified Telecommunication Services — 1.1%
ATN International, Inc.	392,224	11,303,896
GCI Liberty, Inc., Class A(1)	80,490	3,198,673
237

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
GCI Liberty, Inc., Class C(1)	821,349	$32,320,083
Globalstar, Inc.(1)	611,561	38,081,903
Iridium Communications, Inc.	2,854,549	68,366,448
Liberty Global Ltd., Class A(1)	4,045,813	51,543,658
Liberty Global Ltd., Class C(1)	3,488,962	42,914,233
Shenandoah Telecommunications Co.	928,784	12,659,326
		260,388,220
Electrical Equipment — 0.6%
Atkore, Inc.	1,149,835	74,405,823
EnerSys	238,525	39,630,928
Espey Mfg. & Electronics Corp.	43,558	2,523,315
Preformed Line Products Co.	61,900	15,700,935
Shoals Technologies Group, Inc., Class A(1)	960,131	5,693,577
		137,954,578
Electronic Equipment, Instruments and Components — 3.1%
Arrow Electronics, Inc.(1)	162,818	24,774,387
Avnet, Inc.	2,820,827	185,723,250
Bel Fuse, Inc., Class A	5,457	1,156,611
Bel Fuse, Inc., Class B	34,339	7,888,012
Benchmark Electronics, Inc.	1,150,531	66,512,197
Daktronics, Inc.(1)	1,402,789	36,163,900
ePlus, Inc.	841,935	67,910,477
Ingram Micro Holding Corp.	475,191	9,831,702
Kimball Electronics, Inc.(1)	918,963	22,964,885
Knowles Corp.(1)	110,189	2,993,835
Methode Electronics, Inc.	730,447	6,179,582
M-Tron Industries, Inc.(1)	2,532	160,250
PC Connection, Inc.	118,886	7,246,102
Plexus Corp.(1)	870,554	169,000,648
Richardson Electronics Ltd.	29,763	365,490
Sanmina Corp.(1)	267,899	41,593,999
ScanSource, Inc.(1)	500,002	18,390,073
Vishay Intertechnology, Inc.	2,843,090	53,222,645
Vishay Precision Group, Inc.(1)	155,678	7,172,085
		729,250,130
Energy Equipment and Services — 8.5%
Archrock, Inc.	5,129,933	181,240,533
Atlas Energy Solutions, Inc.	2,778	26,752
Bristow Group, Inc.(1)	740,350	35,314,695
Core Laboratories, Inc.	344,510	6,059,931
DMC Global, Inc.(1)	171,947	1,012,768
Drilling Tools International Corp.(1)	11,869	41,304
Energy Services of America Corp.	70,598	1,102,741
Expro Group Holdings NV(1)	1,882,043	33,613,288
Forum Energy Technologies, Inc.(1)	330,171	19,159,823
Geospace Technologies Corp.(1)	1,118	10,252
Helix Energy Solutions Group, Inc.(1)	4,379,281	40,245,592
Helmerich & Payne, Inc.	3,109,129	109,503,523
Innovex International, Inc.(1)	416,026	10,962,285
Kodiak Gas Services, Inc.	1,989,323	108,557,356
Liberty Energy, Inc., Class A	5,588,067	156,968,802
Nabors Industries Ltd.(1)	411,105	32,115,523
National Energy Services Reunited Corp.(1)	223,725	5,604,311
238

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Natural Gas Services Group, Inc.	268,418	$10,269,673
Noble Corp. PLC	3,355,633	152,446,407
NOV, Inc.	7,999,327	162,066,365
Oceaneering International, Inc.(1)	3,121,010	110,795,855
Oil States International, Inc.(1)	1,419,379	18,579,671
Patterson-UTI Energy, Inc.	13,834,972	117,735,612
ProFrac Holding Corp., Class A(1)	695,583	3,443,136
ProPetro Holding Corp.(1)	3,143,915	38,135,689
Ranger Energy Services, Inc.	571,676	9,958,596
RPC, Inc.	3,436,291	19,964,851
Seadrill Ltd.(1)	1,108,936	48,660,112
Select Water Solutions, Inc., Class A	3,274,520	44,762,689
Smart Sand, Inc.	151,758	787,624
TETRA Technologies, Inc.(1)	3,449,405	29,871,847
Tidewater, Inc.(1)	1,040,315	82,621,817
Transocean Ltd.(1)	18,835,764	122,055,751
Valaris Ltd.(1)	1,431,551	137,214,163
Weatherford International PLC	1,474,578	155,508,996
		2,006,418,333
Entertainment — 0.2%
Cineverse Corp.(1)	5,804	17,180
IMAX Corp.(1)	539,646	23,113,038
Marcus Corp.	853,895	14,371,053
		37,501,271
Financial Services — 3.2%
Acacia Research Corp.(1)	409,894	1,717,456
Alerus Financial Corp.	222,597	5,306,712
Cass Information Systems, Inc.	15,728	698,009
Enact Holdings, Inc.	766,450	32,068,268
Essent Group Ltd.	1,698,398	103,330,534
Federal Agricultural Mortgage Corp., Class C	260,189	41,021,398
Finance of America Cos., Inc., Class A(1)(2)	126,137	2,440,751
International Money Express, Inc.(1)	529,967	8,362,879
Jackson Financial, Inc., Class A	1,114,498	122,015,241
Merchants Bancorp	594,409	25,131,612
MGIC Investment Corp.	4,383,532	116,295,104
NMI Holdings, Inc., Class A(1)	2,278,354	89,562,096
Onity Group, Inc.(1)	159,482	6,683,891
Payoneer Global, Inc.(1)	6,517,753	28,156,693
PennyMac Financial Services, Inc.	364,273	33,487,617
Radian Group, Inc.	3,887,600	134,199,952
Velocity Financial, Inc.(1)	236,803	4,402,168
Voya Financial, Inc.	3,702	247,590
Waterstone Financial, Inc.	187,804	3,344,789
		758,472,760
Food Products — 1.3%
B&G Foods, Inc.(2)	274	1,455
Cal-Maine Foods, Inc.	1,685,806	146,850,561
Dole PLC	1,802,453	28,911,346
Fresh Del Monte Produce, Inc.	1,299,089	55,769,891
J&J Snack Foods Corp.	9,229	803,477
John B Sanfilippo & Son, Inc.	75,055	6,200,293
Mission Produce, Inc.(1)(2)	984,752	13,973,631
239

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Seaboard Corp.	6,481	$33,265,029
Seneca Foods Corp., Class A(1)	172,739	24,007,266
		309,782,949
Ground Transportation — 1.8%
ArcBest Corp.	798,160	81,939,106
Covenant Logistics Group, Inc.	559,875	16,482,720
Heartland Express, Inc.	1,444,083	15,928,236
Lyft, Inc., Class A(1)	1,534,741	21,240,815
Marten Transport Ltd.	2,117,421	28,775,751
PAMT Corp.(1)	247	2,480
Ryder System, Inc.	648,534	143,689,193
Schneider National, Inc., Class B	1,483,844	42,111,493
Universal Logistics Holdings, Inc.(2)	265,034	4,407,515
Werner Enterprises, Inc.	2,225,702	78,099,883
		432,677,192
Health Care Equipment and Supplies — 1.1%
Acme United Corp.	37,492	1,687,515
Bioventus, Inc., Class A(1)	527,572	4,632,082
Electromed, Inc.(1)	27,008	640,090
FONAR Corp.(1)	51,622	960,169
Kewaunee Scientific Corp.(1)	39,578	1,642,091
Lantheus Holdings, Inc.(1)	1,187,372	88,946,036
LivaNova PLC(1)	1,291,447	91,176,158
Pro-Dex, Inc.(1)	1,065	47,190
QuidelOrtho Corp.(1)	2,277,265	51,785,006
Tactile Systems Technology, Inc.(1)	379,585	11,118,045
Varex Imaging Corp.(1)	470,963	6,202,583
		258,836,965
Health Care Providers and Services — 0.3%
Brookdale Senior Living, Inc.(1)	786,066	12,026,810
Cross Country Healthcare, Inc.(1)	838,369	7,293,810
InfuSystem Holdings, Inc.(1)	407,936	3,577,599
Joint Corp.(1)(2)	7,559	66,519
National HealthCare Corp.	48,192	7,879,392
Nutex Health, Inc.(1)(2)	148,928	16,450,587
PACS Group, Inc.(1)	1,015,310	37,068,968
		84,363,685
Health Care Technology — 0.1%
CareCloud, Inc.(1)	665,857	1,631,350
Health Catalyst, Inc.(1)(2)	1,853	3,002
Teladoc Health, Inc.(1)	2,535,305	13,335,704
		14,970,056
Hotels, Restaurants and Leisure — 1.4%
Accel Entertainment, Inc.(1)	951,803	10,812,482
BJ's Restaurants, Inc.(1)	774,131	29,409,237
Bloomin' Brands, Inc.	815,992	4,993,871
Boyd Gaming Corp.	423,150	35,218,775
Canterbury Park Holding Corp.	118	1,856
Cheesecake Factory, Inc.	1,445,476	93,637,935
Cracker Barrel Old Country Store, Inc.	791,749	25,906,027
Full House Resorts, Inc.(1)	216,479	485,995
Golden Entertainment, Inc.	309,046	8,931,430
Life Time Group Holdings, Inc.(1)	1,058,561	28,581,147
240

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Monarch Casino & Resort, Inc.	435,832	$41,883,455
ONE Group Hospitality, Inc.(1)(2)	102,213	206,470
RCI Hospitality Holdings, Inc.(2)	191,929	4,247,389
Super Group SGHC Ltd.	4,118,492	44,067,865
Target Hospitality Corp.(1)	975,575	7,599,729
		335,983,663
Household Durables — 1.7%
Bassett Furniture Industries, Inc.	53,724	804,248
Beazer Homes USA, Inc.(1)	176,132	4,505,457
Century Communities, Inc.	194,541	13,078,991
Cricut, Inc., Class A	1,587,970	6,828,271
Ethan Allen Interiors, Inc.	719,817	16,397,431
Flexsteel Industries, Inc.	118,358	6,091,886
Hamilton Beach Brands Holding Co., Class A	171,861	3,272,233
Helen of Troy Ltd.(1)	5,104	90,035
Hovnanian Enterprises, Inc., Class A(1)	96,274	12,093,940
KB Home	458,640	29,160,331
La-Z-Boy, Inc.	1,326,831	47,394,403
Legacy Housing Corp.(1)	61,465	1,347,313
Leggett & Platt, Inc.	1,260,617	14,724,007
Lifetime Brands, Inc.	204,433	676,673
Lovesac Co.(1)	105	1,342
M/I Homes, Inc.(1)	401,628	57,095,437
Sonos, Inc.(1)	11,464	176,546
Taylor Morrison Home Corp.(1)	1,283,819	84,590,834
Tri Pointe Homes, Inc.(1)	2,288,284	105,947,549
Universal Electronics, Inc.(1)	210,159	792,299
		405,069,226
Household Products — 0.6%
Central Garden & Pet Co.(1)	272,950	10,696,911
Central Garden & Pet Co., Class A(1)	1,788,067	61,759,834
Oil-Dri Corp. of America	371,430	25,197,811
Spectrum Brands Holdings, Inc.	499,922	39,183,886
		136,838,442
Independent Power and Renewable Electricity Producers — 0.1%
Hallador Energy Co.(1)	1,102,304	20,039,887
Montauk Renewables, Inc.(1)(2)	774,727	1,193,079
XPLR Infrastructure LP(1)	1,506,342	15,952,162
		37,185,128
Insurance — 5.6%
American Coastal Insurance Corp., Class C	595,496	6,782,700
American Integrity Insurance Group, Inc.(1)	148,408	3,021,587
AMERISAFE, Inc.	14,744	479,622
Assured Guaranty Ltd.	1,129,711	97,392,385
Ategrity Specialty Holdings LLC(1)	5,537	122,478
Axis Capital Holdings Ltd.	630,985	66,707,734
Brighthouse Financial, Inc.(1)	2,130,892	127,810,902
CNO Financial Group, Inc.	3,026,683	126,545,616
Crawford & Co., Class A	134,136	1,443,303
Crawford & Co., Class B	44,723	444,547
Donegal Group, Inc., Class A	304,662	5,368,145
eHealth, Inc.(1)	138,111	179,544
Employers Holdings, Inc.	476,741	19,713,240
241

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
F&G Annuities & Life, Inc.	528,689	$11,974,806
Fidelis Insurance Holdings Ltd.	1,000,266	19,065,070
First American Financial Corp.	879,896	61,689,509
Genworth Financial, Inc., Class A(1)	9,364,335	79,034,987
GoHealth, Inc., Class A(1)(2)	7,110	9,741
Greenlight Capital Re Ltd., Class A(1)	349,861	4,964,528
Hanover Insurance Group, Inc.	616,241	111,311,612
HCI Group, Inc.	286,590	50,560,208
Heritage Insurance Holdings, Inc.(1)	795,251	22,163,645
Horace Mann Educators Corp.	694,257	30,207,122
James River Group Holdings, Inc.	8,416	58,912
Kemper Corp.	12,575	406,424
Kingstone Cos., Inc.	261,030	4,301,774
Mercury General Corp.	678,174	61,429,001
Oscar Health, Inc., Class A(1)	5,835,666	79,598,484
Palomar Holdings, Inc.(1)	439,799	54,407,534
ProAssurance Corp.(1)	265,549	6,519,228
Safety Insurance Group, Inc.	39,719	3,083,386
Selective Insurance Group, Inc.	972,634	81,740,161
SiriusPoint Ltd.(1)	3,541,755	74,872,701
Skyward Specialty Insurance Group, Inc.(1)	721,067	33,507,984
Slide Insurance Holdings, Inc.(1)	990,913	18,827,347
Tiptree, Inc.	93,506	1,592,407
United Fire Group, Inc.	424,631	16,501,161
Universal Insurance Holdings, Inc.	774,800	27,249,716
		1,311,089,251
Interactive Media and Services — 0.2%
Cars.com, Inc.(1)	1,430,945	12,220,270
EverQuote, Inc., Class A(1)	77,050	1,217,390
Yelp, Inc.(1)	1,081,367	24,103,671
		37,541,331
IT Services — 0.4%
DXC Technology Co.(1)	7,561,372	95,197,674
Leisure Products — 1.6%
American Outdoor Brands, Inc.(1)	58,677	533,961
Brunswick Corp.	1,401,251	111,567,605
Callaway Golf Co.(1)	3,005,497	42,257,288
Clarus Corp.	437,370	1,382,089
Escalade, Inc.	3,175	45,720
Funko, Inc., Class A(1)	351,592	1,757,960
JAKKS Pacific, Inc.	116,958	2,556,702
Johnson Outdoors, Inc., Class A	79,722	3,865,720
Malibu Boats, Inc., Class A(1)	470,693	13,678,338
Marine Products Corp.	50,443	382,862
MasterCraft Boat Holdings, Inc.(1)	361,851	7,853,976
Polaris, Inc.	1,618,375	98,300,097
Smith & Wesson Brands, Inc.	266,322	3,169,232
Sturm Ruger & Co., Inc.	272,751	10,211,797
YETI Holdings, Inc.(1)	2,110,508	92,250,305
		389,813,652
Life Sciences Tools and Services — 0.0%
OmniAb, Inc.(1)	21,075	139
OmniAb, Inc.(1)	21,075	72
		211
242

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Machinery — 3.7%
Alamo Group, Inc.	212,789	$45,436,835
Albany International Corp., Class A	564,684	32,554,033
Astec Industries, Inc.	421,393	26,164,291
Blue Bird Corp.(1)	770,055	44,871,105
Douglas Dynamics, Inc.	53,858	2,473,159
Eastern Co.	14,561	270,398
Graham Corp.(1)	123,963	10,068,275
Greenbrier Cos., Inc.	1,245,816	70,288,939
Helios Technologies, Inc.	13,888	990,492
Hyster-Yale, Inc.	343,395	12,647,238
Kennametal, Inc.	2,715,237	109,369,746
L.B. Foster Co., Class A(1)	61,455	1,888,512
Lindsay Corp.	133,756	18,016,933
Luxfer Holdings PLC	973,592	12,530,129
Manitowoc Co., Inc.(1)	241,544	3,562,774
Mayville Engineering Co., Inc.(1)	192,774	4,048,254
Miller Industries, Inc.	13,798	579,930
Mueller Industries, Inc.	557,409	65,751,966
Mueller Water Products, Inc., Class A	1,761,362	52,717,565
Omega Flex, Inc.	16,209	582,389
Park-Ohio Holdings Corp.	194,582	5,008,541
Perma-Pipe International Holdings, Inc.(1)	121,950	3,947,521
Taylor Devices, Inc.(1)	27,768	2,436,364
Tennant Co.	468,320	28,581,570
Terex Corp.	2,277,096	156,641,434
Titan International, Inc.(1)	929,479	9,043,831
Trinity Industries, Inc.	2,919,292	99,781,401
Twin Disc, Inc.	11,454	208,348
Wabash National Corp.	1,129,356	11,462,963
Worthington Enterprises, Inc.	576,871	32,310,545
		864,235,481
Marine Transportation — 1.6%
Costamare Bulkers Holdings Ltd.(1)	265,483	5,065,416
Costamare, Inc.	1,208,124	21,226,739
Genco Shipping & Trading Ltd.	1,428,062	34,344,891
Kirby Corp.(1)	780,872	101,357,185
Matson, Inc.	1,260,227	209,361,511
Pangaea Logistics Solutions Ltd.	595,608	5,568,935
Safe Bulkers, Inc.	1,341,434	8,799,807
		385,724,484
Media — 0.2%
AMC Networks, Inc., Class A(1)(2)	1,184,142	9,674,440
Cable One, Inc.(1)	143,520	13,770,744
Gambling.com Group Ltd.(1)(2)	207,551	904,922
Scholastic Corp.	662,667	23,040,932
		47,391,038
Metals and Mining — 2.1%
Alpha Metallurgical Resources, Inc.(1)	323,153	52,560,835
Ampco-Pittsburgh Corp.(1)	139,588	1,271,647
Caledonia Mining Corp. PLC(2)	332,075	10,540,061
Century Aluminum Co.(1)	47,981	2,473,900
Commercial Metals Co.	629,305	46,128,057
243

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Compass Minerals International, Inc.(1)	1,264,491	$31,865,173
Ferroglobe PLC	1,651,046	8,436,845
Kaiser Aluminum Corp.	433,123	56,366,627
Materion Corp.	522,961	85,274,021
Metallus, Inc.(1)	1,429,141	24,295,397
Ramaco Resources, Inc., Class B	121,841	1,435,287
Ryerson Holding Corp.	1,786,821	46,743,237
SunCoke Energy, Inc.	3,572,720	20,364,504
Warrior Met Coal, Inc.	1,047,231	87,171,508
Worthington Steel, Inc.	285,630	11,870,783
		486,797,882
Oil, Gas and Consumable Fuels — 9.6%
Amplify Energy Corp.(1)	1,196,760	6,869,402
Antero Midstream Corp.	786,374	17,677,688
Ardmore Shipping Corp.	1,433,620	23,482,696
BKV Corp.(1)	173,949	5,449,822
California Resources Corp.	2,827,582	166,374,925
Centrus Energy Corp., Class A(1)(2)	84,405	17,099,609
Chord Energy Corp.	819,958	88,858,848
CNX Resources Corp.(1)	3,489,054	145,772,676
Comstock Resources, Inc.(1)(2)	2,090,903	41,002,608
Core Natural Resources, Inc.	484,871	39,798,212
Crescent Energy Co., Class A	7,930,071	92,464,628
DHT Holdings, Inc.	3,424,910	66,751,496
Dorian LPG Ltd.	1,338,711	49,518,920
Evolution Petroleum Corp.	910,348	4,069,256
FutureFuel Corp.	475,544	2,054,350
Gran Tierra Energy, Inc.(1)(2)	1,369,276	8,270,427
Granite Ridge Resources, Inc.	2,483,241	12,565,199
Green Plains, Inc.(1)	16,850	231,351
Gulfport Energy Corp.(1)	118,630	24,753,336
HighPeak Energy, Inc.	841,768	4,385,611
Infinity Natural Resources, Inc., Class A(1)	84,109	1,396,209
International Seaways, Inc.	1,713,291	129,404,869
Kimbell Royalty Partners LP	2,639,869	37,855,721
Kosmos Energy Ltd.(1)	32,577	75,904
Magnolia Oil & Gas Corp., Class A	5,887,679	163,795,230
Matador Resources Co.	1,484,666	76,311,832
Murphy Oil Corp.	3,948,869	130,905,007
NACCO Industries, Inc., Class A	35,578	2,041,466
Navigator Holdings Ltd.	314,709	6,615,183
Nordic American Tankers Ltd.	4,190,874	24,013,708
Northern Oil & Gas, Inc.	3,690,372	101,817,364
Par Pacific Holdings, Inc.(1)	1,470,699	62,754,726
Peabody Energy Corp.	4,208,899	132,748,674
Prairie Operating Co.(1)(2)	12,734	22,539
PrimeEnergy Resources Corp.(1)(2)	8,540	1,698,606
REX American Resources Corp.(1)	526,720	18,730,163
Riley Exploration Permian, Inc.	514,332	14,833,335
SandRidge Energy, Inc.	1,073,312	18,815,159
Scorpio Tankers, Inc.	1,076,581	85,136,026
SFL Corp. Ltd.	2,566,868	28,261,217
SM Energy Co.	7,828,277	181,068,047
244

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Summit Midstream Corp.(1)	79,978	$2,360,151
Talos Energy, Inc.(1)	4,918,556	60,252,311
Teekay Corp. Ltd.	1,752,199	22,690,977
Teekay Tankers Ltd., Class A	870,477	68,132,235
VAALCO Energy, Inc.	4,156,649	21,406,742
Vitesse Energy, Inc.(2)	858,421	16,576,110
World Kinect Corp.	1,057,579	26,386,596
		2,253,557,167
Paper and Forest Products — 0.7%
Clearwater Paper Corp.(1)	174,874	2,621,361
Louisiana-Pacific Corp.	1,152,893	97,696,153
Magnera Corp.(1)	99,043	1,282,607
Mercer International, Inc.	921,300	1,658,340
Sylvamo Corp.	1,287,873	59,628,520
		162,886,981
Passenger Airlines — 1.9%
Alaska Air Group, Inc.(1)	3,268,226	168,640,461
Allegiant Travel Co.(1)	705,672	72,084,395
Frontier Group Holdings, Inc.(1)(2)	1,802,556	8,003,349
SkyWest, Inc.(1)	1,634,998	170,170,592
Sun Country Airlines Holdings, Inc.(1)	1,960,898	38,590,473
		457,489,270
Personal Care Products — 0.1%
Interparfums, Inc.	588	59,259
Lifevantage Corp.	77,413	359,970
Medifast, Inc.(1)(2)	179,891	1,894,252
Nature's Sunshine Products, Inc.(1)	458,980	12,704,566
Nu Skin Enterprises, Inc., Class A	1,693,567	14,361,448
USANA Health Sciences, Inc.(1)	160,526	3,454,520
		32,834,015
Pharmaceuticals — 0.6%
Amphastar Pharmaceuticals, Inc.(1)	763,305	15,441,660
ANI Pharmaceuticals, Inc.(1)	29,419	2,174,064
Collegium Pharmaceutical, Inc.(1)	321,970	13,416,490
Harmony Biosciences Holdings, Inc.(1)	1,698,813	48,484,123
Innoviva, Inc.(1)	1,667,002	38,274,366
Pacira BioSciences, Inc.(1)	598,190	13,106,343
Prestige Consumer Healthcare, Inc.(1)	2,826	195,842
SIGA Technologies, Inc.	1,096,885	7,096,846
		138,189,734
Professional Services — 0.3%
Clarivate PLC(1)(2)	10,458,896	24,055,461
Conduent, Inc.(1)	3,150,258	4,599,377
Franklin Covey Co.(1)	63,944	832,551
IBEX Holdings Ltd.(1)	367,057	10,607,947
Kelly Services, Inc., Class A	719,625	6,987,559
Kforce, Inc.	149,352	4,035,491
ManpowerGroup, Inc.	140,310	3,924,471
Resources Connection, Inc.	211,658	795,834
TaskUS, Inc., Class A(1)	23,995	254,827
TrueBlue, Inc.(1)	434,500	1,837,935
Upwork, Inc.(1)	791,654	10,623,996
		68,555,449
245

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Real Estate Management and Development — 0.7%
AMREP Corp.(1)	4,124	$104,172
Douglas Elliman, Inc.(1)	909,661	2,074,027
Forestar Group, Inc.(1)	673,565	19,344,787
Howard Hughes Holdings, Inc.(1)	996,887	72,144,712
Opendoor Technologies, Inc.(1)	11,308,897	61,294,222
RMR Group, Inc., Class A	25,546	418,444
Seaport Entertainment Group, Inc.(1)(2)	504	11,773
		155,392,137
Semiconductors and Semiconductor Equipment — 0.8%
Amkor Technology, Inc.	1,408,116	67,336,107
Amtech Systems, Inc.(1)	23,712	309,442
Axcelis Technologies, Inc.(1)	115,392	9,532,533
Cirrus Logic, Inc.(1)	13,017	1,836,959
Penguin Solutions, Inc.(1)	360,404	7,489,195
Photronics, Inc.(1)	2,292,814	85,820,028
SkyWater Technology, Inc.(1)	970,362	28,586,865
		200,911,129
Software — 0.2%
Cipher Digital, Inc.(1)(2)	1,297,217	20,236,585
InterDigital, Inc.	19,079	6,993,026
OneSpan, Inc.	192,770	2,128,181
Pagaya Technologies Ltd., Class A(1)	1,315,440	14,719,773
Silvaco Group, Inc.(1)	2,644	8,884
		44,086,449
Specialty Retail — 5.5%
Abercrombie & Fitch Co., Class A(1)	1,262,898	123,511,424
Academy Sports & Outdoors, Inc.	2,105,658	126,613,215
Advance Auto Parts, Inc.	1,639,487	87,171,524
American Eagle Outfitters, Inc.	6,294,512	154,656,160
Arhaus, Inc.(1)	1,026,717	8,470,415
Asbury Automotive Group, Inc.(1)	81,809	17,489,128
Buckle, Inc.	1,061,049	56,819,174
Build-A-Bear Workshop, Inc.	461,898	22,475,957
Caleres, Inc.	1,042,128	12,390,902
CarMax, Inc.(1)	794,735	34,308,710
Citi Trends, Inc.(1)	37,250	1,764,905
Designer Brands, Inc., Class A(2)	1,308,831	9,318,877
Duluth Holdings, Inc., Class B(1)	44,237	95,110
Five Below, Inc.(1)	1,024,459	228,997,320
Haverty Furniture Cos., Inc.	452,556	10,775,358
J Jill, Inc.	83,656	1,444,739
Lands' End, Inc.(1)	426,351	6,851,461
MarineMax, Inc.(1)	61,706	1,882,033
PetMed Express, Inc.(1)(2)	4,286	11,744
Sally Beauty Holdings, Inc.(1)	2,069,316	33,253,908
Shoe Carnival, Inc.	552,298	11,150,897
Signet Jewelers Ltd.	1,452,892	139,753,681
Sonic Automotive, Inc., Class A	149,717	9,390,250
Sportsman's Warehouse Holdings, Inc.(1)	69,244	81,708
Tile Shop Holdings, Inc.(1)	173,213	580,264
Upbound Group, Inc.	726	15,573
Urban Outfitters, Inc.(1)	1,763,037	116,713,049
246

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Victoria's Secret & Co.(1)	1,071,635	$67,191,514
Zumiez, Inc.(1)	90,088	2,362,107
		1,285,541,107
Technology Hardware, Storage and Peripherals — 0.2%
Diebold Nixdorf, Inc.(1)	552,512	44,200,960
Turtle Beach Corp.(1)	13,984	175,359
		44,376,319
Textiles, Apparel and Luxury Goods — 1.6%
Carter's, Inc.	1,163,326	39,029,587
Columbia Sportswear Co.	853,108	52,841,510
Crocs, Inc.(1)	538,563	48,853,050
Ermenegildo Zegna NV(2)	1,188,731	13,396,998
Figs, Inc., Class A(1)	172	2,657
Fossil Group, Inc.(1)	853,922	3,996,355
G-III Apparel Group Ltd.	1,507,979	46,129,078
Movado Group, Inc.	332,573	8,297,696
Oxford Industries, Inc.	534,060	21,143,436
PVH Corp.	1,222,816	83,885,178
Rocky Brands, Inc.	228,652	10,335,070
Superior Group of Cos., Inc.	318,544	3,163,142
Unifi, Inc.(1)	23,563	92,603
Vera Bradley, Inc.(1)	450,275	1,188,726
VF Corp.	1,933,308	37,544,841
		369,899,927
Trading Companies and Distributors — 3.0%
Air Lease Corp.	2,508,320	162,639,469
Alta Equipment Group, Inc.	1,118	7,714
BlueLinx Holdings, Inc.(1)	155,839	10,272,907
Boise Cascade Co.	849,268	70,268,434
DNOW, Inc.(1)	2,595,442	30,574,307
GATX Corp.	1,178,438	217,032,926
Herc Holdings, Inc.	216,897	30,320,032
Hudson Technologies, Inc.(1)	1,292,601	9,190,393
Karat Packaging, Inc.	218,652	5,389,772
NPK International, Inc.(1)	2,480,047	35,787,078
Rush Enterprises, Inc., Class A	1,723,275	122,300,827
Rush Enterprises, Inc., Class B	203,480	13,154,982
Titan Machinery, Inc.(1)	478,131	9,318,773
		716,257,614
Wireless Telecommunication Services — 0.7%
Array Digital Infrastructure, Inc.	520,162	25,347,495
Telephone & Data Systems, Inc.	3,127,507	139,955,938
		165,303,433
TOTAL COMMON STOCKS (Cost $19,920,447,114)		23,514,413,168
WARRANTS — 0.0%
Real Estate Management and Development — 0.0%
Opendoor Technologies, Inc.(1) (Cost $—)	379,901	319,497
RIGHTS — 0.0%
Biotechnology — 0.0%
Cargo Therapeutics, Inc.(1)	54,092	541
247

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Software — 0.0%
Gen Digital, Inc.(1)	21,590	$27,419
TOTAL RIGHTS (Cost $84,201)		27,960
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	20,198,708	20,198,708
State Street Navigator Securities Lending Government Money Market Portfolio(3)	48,252,426	48,252,426
TOTAL SHORT-TERM INVESTMENTS (Cost $68,451,134)		68,451,134
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $19,988,982,449)		23,583,211,759
OTHER ASSETS AND LIABILITIES — (0.1)%		(34,041,016)
TOTAL NET ASSETS — 100.0%		$23,549,170,743

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $96,123,033. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $98,880,631, which includes securities collateral of $50,628,205.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.

248

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)
	Avantis Inflation Focused Equity ETF	Avantis Real Estate ETF
Assets
Investment securities, at value	$8,948,934	$775,510,445
Investment made with cash collateral received for securities on loan, at value	6,579	3,387,415
Cash	—	1,467
Foreign currency holdings, at value	—	477,902
Receivable for investments sold	7,848	—
Receivable for capital shares sold	—	201
Dividends and interest receivable	15,756	1,827,044
Securities lending receivable	29	3,951
Other assets	—	480
	8,979,146	781,208,905

Liabilities
Payable for collateral received for securities on loan	6,579	3,387,415
Payable for investments purchased	146	276,961
Accrued management fees	1,558	95,585
Accrued foreign taxes	—	188,876
	8,283	3,948,837

Net Assets	$8,970,863	$777,260,068

Shares outstanding (unlimited number of shares authorized)	120,000	16,360,000

Net Asset Value Per Share	$74.76	$47.51

Net Assets Consist of:
Capital paid in	$7,844,170	$720,423,498
Distributable earnings (loss)	1,126,693	56,836,570
	$8,970,863	$777,260,068

Investment securities, at cost	$7,728,524	$705,680,628
Investment securities on loan, at value	$28,211	$15,391,624
Investment made with cash collateral received for securities on loan, at cost	$6,579	$3,387,415
Foreign currency holdings, at cost	—	$475,227

See Notes to Financial Statements.
249

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)
	Avantis Responsible U.S. Equity ETF	Avantis Total Equity Markets ETF
Assets
Investment securities, at value	$425,673,673	$663,220,765
Investment securities - affiliated, at value	—	46,605,593
Investment made with cash collateral received for securities on loan, at value	256,906	2,639,897
Cash	126	1,463
Receivable for investments sold	—	144,576
Dividends and interest receivable	325,190	439,001
Securities lending receivable	318	—
	426,256,213	713,051,295

Liabilities
Foreign currency overdraft payable, at value	—	170
Payable for collateral received for securities on loan	256,906	2,639,897
Payable for investments purchased	—	2,928
Accrued management fees	50,056	101,076
	306,962	2,744,071

Net Assets	$425,949,251	$710,307,224

Shares outstanding (unlimited number of shares authorized)	5,430,000	14,314,466

Net Asset Value Per Share	$78.44	$49.62

Net Assets Consist of:
Capital paid in	$288,482,281	$715,723,300
Distributable earnings (loss)	137,466,970	(5,416,076)
	$425,949,251	$710,307,224

Investment securities, at cost	$309,030,842	$701,318,177
Investment securities on loan, at value	$379,345	$2,586,686
Investment securities - affiliated, at cost	—	$13,919,314
Investment made with cash collateral received for securities on loan, at cost	$256,906	$2,639,897

See Notes to Financial Statements.
250

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)
	Avantis U.S. Equity ETF	Avantis U.S. Large Cap Equity ETF
Assets
Investment securities, at value	$11,278,914,360	$1,033,695,244
Investment made with cash collateral received for securities on loan, at value	11,170,817	171,889
Cash	49	92
Receivable for investments sold	218,304	70,344
Receivable for capital shares sold	6,987,894	1,626,928
Dividends and interest receivable	10,996,331	1,007,210
Securities lending receivable	5,773	193
	11,308,293,528	1,036,571,900

Liabilities
Payable for collateral received for securities on loan	11,170,817	171,889
Payable for investments purchased	6,848,783	1,551,495
Accrued management fees	1,289,620	117,584
	19,309,220	1,840,968

Net Assets	$11,288,984,308	$1,034,730,932

Shares outstanding (unlimited number of shares authorized)	96,930,000	12,720,000

Net Asset Value Per Share	$116.47	$81.35

Net Assets Consist of:
Capital paid in	$8,044,079,815	$818,047,786
Distributable earnings (loss)	3,244,904,493	216,683,146
	$11,288,984,308	$1,034,730,932

Investment securities, at cost	$8,024,752,929	$844,900,796
Investment securities on loan, at value	$15,389,380	$562,541
Investment made with cash collateral received for securities on loan, at cost	$11,170,817	$171,889

See Notes to Financial Statements.
251

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)
	Avantis U.S. Large Cap Value ETF	Avantis U.S. Mid Cap Equity ETF
Assets
Investment securities, at value	$10,641,822,212	$314,313,254
Investment made with cash collateral received for securities on loan, at value	2,906,347	163,739
Receivable for capital shares sold	20,109,936	—
Dividends and interest receivable	12,277,447	272,755
Securities lending receivable	2,022	144
	10,677,117,964	314,749,892

Liabilities
Payable for collateral received for securities on loan	2,906,347	163,739
Payable for investments purchased	19,740,056	—
Accrued management fees	1,195,366	43,244
	23,841,769	206,983

Net Assets	$10,653,276,195	$314,542,909

Shares outstanding (unlimited number of shares authorized)	127,140,000	4,120,000

Net Asset Value Per Share	$83.79	$76.35

Net Assets Consist of:
Capital paid in	$8,395,196,318	$278,234,710
Distributable earnings (loss)	2,258,079,877	36,308,199
	$10,653,276,195	$314,542,909

Investment securities, at cost	$8,453,931,831	$275,301,410
Investment securities on loan, at value	$4,479,027	$404,723
Investment made with cash collateral received for securities on loan, at cost	$2,906,347	$163,739

See Notes to Financial Statements.
252

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)
	Avantis U.S. Mid Cap Value ETF	Avantis U.S. Quality ETF
Assets
Investment securities, at value	$509,612,424	$194,047,843
Investment made with cash collateral received for securities on loan, at value	361,712	116,158
Cash	96	—
Dividends and interest receivable	507,775	73,095
Securities lending receivable	221	114
	510,482,228	194,237,210

Liabilities
Payable for collateral received for securities on loan	361,712	116,158
Accrued management fees	77,823	22,460
	439,535	138,618

Net Assets	$510,042,693	$194,098,592

Shares outstanding (unlimited number of shares authorized)	6,600,000	3,251,882

Net Asset Value Per Share	$77.28	$59.69

Net Assets Consist of:
Capital paid in	$452,514,036	$149,865,405
Distributable earnings (loss)	57,528,657	44,233,187
	$510,042,693	$194,098,592

Investment securities, at cost	$450,123,512	$189,416,782
Investment securities on loan, at value	$530,693	$378,315
Investment made with cash collateral received for securities on loan, at cost	$361,712	$116,158

See Notes to Financial Statements.

253

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)
	Avantis U.S. Small Cap Equity ETF	Avantis U.S. Small Cap Value ETF
Assets
Investment securities, at value	$2,408,643,871	$23,534,959,333
Investment made with cash collateral received for securities on loan, at value	34,145,776	48,252,426
Cash	—	1,237
Receivable for investments sold	1,777	20,636,593
Receivable for capital shares sold	7,704,708	13,553,508
Dividends and interest receivable	1,407,998	18,868,750
Securities lending receivable	19,908	32,063
	2,451,924,038	23,636,303,910

Liabilities
Payable for collateral received for securities on loan	34,145,776	48,252,426
Payable for investments purchased	7,655,878	34,406,567
Accrued management fees	459,034	4,474,174
	42,260,688	87,133,167

Net Assets	$2,409,663,350	$23,549,170,743

Shares outstanding (unlimited number of shares authorized)	37,530,000	208,500,000

Net Asset Value Per Share	$64.21	$112.95

Net Assets Consist of:
Capital paid in	$2,131,456,261	$19,863,934,080
Distributable earnings (loss)	278,207,089	3,685,236,663
	$2,409,663,350	$23,549,170,743

Investment securities, at cost	$2,102,334,427	$19,940,730,023
Investment securities on loan, at value	$46,406,940	$96,123,033
Investment made with cash collateral received for securities on loan, at cost	$34,145,776	$48,252,426

See Notes to Financial Statements.
254

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)
	Avantis Inflation Focused Equity ETF	Avantis Real Estate ETF
Investment Income (Loss)
Income:
Dividends	$78,512	$11,737,430
Interest	302	18,770
Securities lending, net	99	27,785
Less foreign taxes withheld	(1)	(339,192)
	78,912	11,444,793

Expenses:
Management fees	8,344	570,367

Net investment income (loss)	70,568	10,874,426

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions*	(3,929)	(6,292,325)
Foreign currency translation transactions	—	(19,767)
	(3,929)	(6,312,092)

Change in net unrealized appreciation (depreciation) on:
Investments**	1,228,655	55,024,300
Translation of assets and liabilities in foreign currencies	—	(1,566)
	1,228,655	55,022,734

Net realized and unrealized gain (loss)	1,224,726	48,710,642

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,295,294	$59,585,068
*Net of foreign tax expenses paid (refunded)	—	$(493)
**Includes (increase) decrease in accrued foreign taxes	—	$(41,614)

See Notes to Financial Statements.
255

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED) (EXCEPT AS NOTED)
	Avantis Responsible U.S. Equity ETF	Avantis Total Equity Markets ETF(1)
Investment Income (Loss)
Income:
Dividends	$2,719,534	$554,394
Interest	9,658	363
Securities lending, net	2,073	—
Less foreign taxes withheld	(1,369)	(7,773)
	2,729,896	546,984

Expenses:
Management fees	324,012	114,635
Trustees' fees and expenses	1,801	71
	325,813	114,706
Fees waived	—	(6,108)
	325,813	108,598

Net investment income (loss)	2,404,083	438,386

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	22,867,404	(443,275)

Change in net unrealized appreciation (depreciation) on:
Investments	15,301,184	(38,097,412)
Investments - affiliated	—	32,686,279
Translation of assets and liabilities in foreign currencies	—	(54)
	15,301,184	(5,411,187)

Net realized and unrealized gain (loss)	38,168,588	(5,854,462)

Net Increase (Decrease) in Net Assets Resulting from Operations	$40,572,671	$(5,416,076)
(1)January 29, 2026 (fund inception) through February 28, 2026.

See Notes to Financial Statements.
256

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)
	Avantis U.S. Equity ETF	Avantis U.S. Large Cap Equity ETF
Investment Income (Loss)
Income:
Dividends	$67,779,455	$5,340,221
Interest	157,907	14,535
Securities lending, net	43,727	3,716
Less foreign taxes withheld	(17,020)	(1,295)
	67,964,069	5,357,177

Expenses:
Management fees	7,678,841	636,478
Trustees' fees and expenses	—	5,759
Other expenses	—	5,581
	7,678,841	647,818

Net investment income (loss)	60,285,228	4,709,359

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	66,540,866	5,378,530
Change in net unrealized appreciation (depreciation) on investments	889,766,734	67,843,773

Net realized and unrealized gain (loss)	956,307,600	73,222,303

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,016,592,828	$77,931,662

See Notes to Financial Statements.
257

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)
	Avantis U.S. Large Cap Value ETF	Avantis U.S. Mid Cap Equity ETF
Investment Income (Loss)
Income:
Dividends	$76,055,955	$1,747,818
Interest	135,916	5,151
Securities lending, net	22,334	2,392
Less foreign taxes withheld	—	(768)
	76,214,205	1,754,593

Expenses:
Management fees	6,709,029	220,892
Trustees' fees and expenses	—	1,631
	6,709,029	222,523

Net investment income (loss)	69,505,176	1,532,070

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	234,754,744	(899,517)
Change in net unrealized appreciation (depreciation) on investments	1,214,854,140	26,808,202

Net realized and unrealized gain (loss)	1,449,608,884	25,908,685

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,519,114,060	$27,440,755

See Notes to Financial Statements.
258

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)
	Avantis U.S. Mid Cap Value ETF	Avantis U.S. Quality ETF
Investment Income (Loss)
Income:
Dividends	$2,757,635	$468,076
Interest	7,624	4,514
Securities lending, net	979	832
Less foreign taxes withheld	(1,135)	(4)
	2,765,103	473,418

Expenses:
Management fees	336,776	132,392
Trustees' fees and expenses	2,176	1,203
	338,952	133,595

Net investment income (loss)	2,426,151	339,823

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	5,065,870	20,682,580
Change in net unrealized appreciation (depreciation) on investments	36,465,134	(14,318,930)

Net realized and unrealized gain (loss)	41,531,004	6,363,650

Net Increase (Decrease) in Net Assets Resulting from Operations	$43,957,155	$6,703,473

See Notes to Financial Statements.
259

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)
	Avantis U.S. Small Cap Equity ETF	Avantis U.S. Small Cap Value ETF
Investment Income (Loss)
Income:
Dividends	$14,411,077	$175,014,396
Interest	67,479	425,225
Securities lending, net	181,553	378,516
Less foreign taxes withheld	(8,562)	(290,526)
	14,651,547	175,527,611

Expenses:
Management fees	2,599,652	24,923,617

Net investment income (loss)	12,051,895	150,603,994

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	30,207,895	637,023,813
Change in net unrealized appreciation (depreciation) on investments	225,780,036	1,977,495,172

Net realized and unrealized gain (loss)	255,987,931	2,614,518,985

Net Increase (Decrease) in Net Assets Resulting from Operations	$268,039,826	$2,765,122,979

See Notes to Financial Statements.
260

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2025
	Avantis Inflation Focused Equity ETF		Avantis Real Estate ETF
Increase (Decrease) in Net Assets	February 28, 2026	August 31, 2025	February 28, 2026	August 31, 2025
Operations
Net investment income (loss)	$70,568	$104,292	$10,874,426	$19,035,076
Net realized gain (loss)	(3,929)	230,184	(6,312,092)	9,236,230
Change in net unrealized appreciation (depreciation)	1,228,655	(474,990)	55,022,734	(18,869,495)
Net increase (decrease) in net assets resulting from operations	1,295,294	(140,514)	59,585,068	9,401,811

Distributions to Shareholders
From earnings	(54,430)	(99,024)	(17,829,072)	(21,275,664)

Capital Share Transactions
Proceeds from shares sold	1,466,208	2,459,012	88,233,800	126,220,936
Payments for shares redeemed	—	(1,224,006)	—	(25,657,694)
Other capital	—	—	6,972	10,535
Net increase (decrease) in net assets from capital share transactions	1,466,208	1,235,006	88,240,772	100,573,777

Net increase (decrease) in net assets	2,707,072	995,468	129,996,768	88,699,924

Net Assets
Beginning of period	6,263,791	5,268,323	647,263,300	558,563,376
End of period	$8,970,863	$6,263,791	$777,260,068	$647,263,300

Transactions in Shares of the Funds
Sold	20,000	40,000	1,960,000	2,880,000
Redeemed	—	(20,000)	—	(560,000)
Net increase (decrease) in shares of the funds	20,000	20,000	1,960,000	2,320,000

See Notes to Financial Statements.
261

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2025 (EXCEPT AS NOTED)
	Avantis Responsible U.S. Equity ETF		Avantis Total Equity Markets ETF
Increase (Decrease) in Net Assets	February 28, 2026	August 31, 2025	February 28, 2026(1)
Operations
Net investment income (loss)	$2,404,083	$4,213,486	$438,386
Net realized gain (loss)	22,867,404	4,944,708	(443,275)
Change in net unrealized appreciation (depreciation)	15,301,184	37,863,936	(5,411,187)
Net increase (decrease) in net assets resulting from operations	40,572,671	47,022,130	(5,416,076)

Distributions to Shareholders
From earnings	(2,361,966)	(4,225,884)	—

Capital Share Transactions
Proceeds from shares sold	22,336,206	95,886,123	715,723,300
Payments for shares redeemed	(46,504,668)	(18,000,123)	—
Net increase (decrease) in net assets from capital share transactions	(24,168,462)	77,886,000	715,723,300

Net increase (decrease) in net assets	14,042,243	120,682,246	710,307,224

Net Assets
Beginning of period	411,907,008	291,224,762	—
End of period	$425,949,251	$411,907,008	$710,307,224

Transactions in Shares of the Funds
Sold	300,000	1,470,000	14,314,466
Redeemed	(600,000)	(270,000)	—
Net increase (decrease) in shares of the funds	(300,000)	1,200,000	14,314,466
(1)January 29, 2026 (fund inception) through February 28, 2026.

See Notes to Financial Statements.
262

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2025
	Avantis U.S. Equity ETF		Avantis U.S. Large Cap Equity ETF
Increase (Decrease) in Net Assets	February 28, 2026	August 31, 2025	February 28, 2026	August 31, 2025
Operations
Net investment income (loss)	$60,285,228	$105,499,048	$4,709,359	$6,543,788
Net realized gain (loss)	66,540,866	179,278,186	5,378,530	15,280,061
Change in net unrealized appreciation (depreciation)	889,766,734	864,070,263	67,843,773	70,840,292
Net increase (decrease) in net assets resulting from operations	1,016,592,828	1,148,847,497	77,931,662	92,664,141

Distributions to Shareholders
From earnings	(55,333,977)	(103,037,118)	(3,684,870)	(5,706,434)

Capital Share Transactions
Proceeds from shares sold	1,028,541,606	1,893,642,114	292,922,254	277,994,438
Payments for shares redeemed	(166,540,848)	(600,469,947)	(28,285,976)	(65,272,174)
Net increase (decrease) in net assets from capital share transactions	862,000,758	1,293,172,167	264,636,278	212,722,264

Net increase (decrease) in net assets	1,823,259,609	2,338,982,546	338,883,070	299,679,971

Net Assets
Beginning of period	9,465,724,699	7,126,742,153	695,847,862	396,167,891
End of period	$11,288,984,308	$9,465,724,699	$1,034,730,932	$695,847,862

Transactions in Shares of the Funds
Sold	9,150,000	19,650,000	3,720,000	4,240,000
Redeemed	(1,470,000)	(6,330,000)	(360,000)	(980,000)
Net increase (decrease) in shares of the funds	7,680,000	13,320,000	3,360,000	3,260,000

See Notes to Financial Statements.
263

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2025
	Avantis U.S. Large Cap Value ETF		Avantis U.S. Mid Cap Equity ETF
Increase (Decrease) in Net Assets	February 28, 2026	August 31, 2025	February 28, 2026	August 31, 2025
Operations
Net investment income (loss)	$69,505,176	$107,215,763	$1,532,070	$2,035,356
Net realized gain (loss)	234,754,744	241,133,216	(899,517)	6,270,027
Change in net unrealized appreciation (depreciation)	1,214,854,140	485,792,492	26,808,202	7,842,465
Net increase (decrease) in net assets resulting from operations	1,519,114,060	834,141,471	27,440,755	16,147,848

Distributions to Shareholders
From earnings	(54,035,350)	(97,350,366)	(1,305,528)	(1,700,996)

Capital Share Transactions
Proceeds from shares sold	2,314,492,780	4,896,842,894	88,935,536	137,377,304
Payments for shares redeemed	(1,326,058,602)	(1,782,120,784)	(8,477,970)	(40,771,260)
Net increase (decrease) in net assets from capital share transactions	988,434,178	3,114,722,110	80,457,566	96,606,044

Net increase (decrease) in net assets	2,453,512,888	3,851,513,215	106,592,793	111,052,896

Net Assets
Beginning of period	8,199,763,307	4,348,250,092	207,950,116	96,897,220
End of period	$10,653,276,195	$8,199,763,307	$314,542,909	$207,950,116

Transactions in Shares of the Funds
Sold	30,420,000	73,900,000	1,240,000	2,100,000
Redeemed	(17,720,000)	(26,240,000)	(120,000)	(640,000)
Net increase (decrease) in shares of the funds	12,700,000	47,660,000	1,120,000	1,460,000

See Notes to Financial Statements.
264

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2025 (EXCEPT AS NOTED)
	Avantis U.S. Mid Cap Value ETF		Avantis U.S. Quality ETF
Increase (Decrease) in Net Assets	February 28, 2026	August 31, 2025	February 28, 2026	August 31, 2025(1)
Operations
Net investment income (loss)	$2,426,151	$2,323,526	$339,823	$340,235
Net realized gain (loss)	5,065,870	310,304	20,682,580	302,117
Change in net unrealized appreciation (depreciation)	36,465,134	19,097,584	(14,318,930)	18,949,991
Net increase (decrease) in net assets resulting from operations	43,957,155	21,731,414	6,703,473	19,592,343

Distributions to Shareholders
From earnings	(1,765,294)	(1,842,952)	(274,137)	(244,329)

Capital Share Transactions
Proceeds from shares sold	247,325,220	208,608,118	121,326,188	224,287,560
Payments for shares redeemed	(43,648,922)	(35,908,222)	(83,385,952)	(93,906,554)
Net increase (decrease) in net assets from capital share transactions	203,676,298	172,699,896	37,940,236	130,381,006

Net increase (decrease) in net assets	245,868,159	192,588,358	44,369,572	149,729,020

Net Assets
Beginning of period	264,174,534	71,586,176	149,729,020	—
End of period	$510,042,693	$264,174,534	$194,098,592	$149,729,020

Transactions in Shares of the Funds
Sold	3,380,000	3,220,000	2,020,000	4,451,882
Redeemed	(600,000)	(540,000)	(1,400,000)	(1,820,000)
Net increase (decrease) in shares of the funds	2,780,000	2,680,000	620,000	2,631,882

(1)March 25, 2025 (fund inception) through August 31, 2025.

See Notes to Financial Statements.
265

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2025
	Avantis U.S. Small Cap Equity ETF		Avantis U.S. Small Cap Value ETF
Increase (Decrease) in Net Assets	February 28, 2026	August 31, 2025	February 28, 2026	August 31, 2025
Operations
Net investment income (loss)	$12,051,895	$20,830,627	$150,603,994	$290,021,377
Net realized gain (loss)	30,207,895	101,606,769	637,023,813	607,531,781
Change in net unrealized appreciation (depreciation)	225,780,036	1,460,444	1,977,495,172	94,633,270
Net increase (decrease) in net assets resulting from operations	268,039,826	123,897,840	2,765,122,979	992,186,428

Distributions to Shareholders
From earnings	(12,593,388)	(17,786,844)	(159,020,012)	(256,561,170)

Capital Share Transactions
Proceeds from shares sold	484,622,310	927,654,579	4,629,548,102	6,764,099,546
Payments for shares redeemed	(223,354,455)	(453,654,129)	(1,958,864,968)	(2,414,015,040)
Net increase (decrease) in net assets from capital share transactions	261,267,855	474,000,450	2,670,683,134	4,350,084,506

Net increase (decrease) in net assets	516,714,293	580,111,446	5,276,786,101	5,085,709,764

Net Assets
Beginning of period	1,892,949,057	1,312,837,611	18,272,384,642	13,186,674,878
End of period	$2,409,663,350	$1,892,949,057	$23,549,170,743	$18,272,384,642

Transactions in Shares of the Funds
Sold	8,040,000	17,700,000	44,300,000	71,560,000
Redeemed	(3,720,000)	(8,610,000)	(18,900,000)	(25,940,000)
Net increase (decrease) in shares of the funds	4,320,000	9,090,000	25,400,000	45,620,000

See Notes to Financial Statements.
266

Notes to Financial Statements

FEBRUARY 28, 2026 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Delaware statutory trust. The financial statements herein relate to the following funds offered by the trust.

Fund Name	Ticker	Exchange
Avantis Inflation Focused Equity ETF	AVIE	NYSE Arca, Inc.
Avantis Real Estate ETF	AVRE	NYSE Arca, Inc.
Avantis Responsible U.S. Equity ETF	AVSU	NYSE Arca, Inc.
Avantis Total Equity Markets ETF	AVTM	NYSE Arca, Inc.
Avantis U.S. Equity ETF	AVUS	NYSE Arca, Inc.
Avantis U.S. Large Cap Equity ETF	AVLC	NYSE Arca, Inc.
Avantis U.S. Large Cap Value ETF	AVLV	NYSE Arca, Inc.
Avantis U.S. Mid Cap Equity ETF	AVMC	NYSE Arca, Inc
Avantis U.S. Mid Cap Value ETF	AVMV	NYSE Arca, Inc
Avantis U.S. Quality ETF	AVUQ	The Nasdaq Stock Market LLC
Avantis U.S. Small Cap Equity ETF	AVSC	NYSE Arca, Inc
Avantis U.S. Small Cap Value ETF	AVUV	NYSE Arca, Inc
Avantis Total Equity Markets ETF incepted on January 29, 2026.

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

267

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.  Certain countries impose taxes on realized gains on the sale of securities registered in their country. A fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income —  Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends,
268

determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee is as follows:

Annual Management Fee
Avantis Inflation Focused Equity ETF	0.25%
Avantis Real Estate ETF	0.17%
Avantis Responsible U.S. Equity ETF	0.15%
Avantis Total Equity Markets ETF	0.19%
Avantis U.S. Equity ETF	0.15%
Avantis U.S. Large Cap Equity ETF	0.15%
Avantis U.S. Large Cap Value ETF	0.15%
Avantis U.S. Mid Cap Equity ETF	0.18%
Avantis U.S. Mid Cap Value ETF	0.20%
Avantis U.S. Quality ETF	0.15%
Avantis U.S. Small Cap Equity ETF	0.25%
Avantis U.S. Small Cap Value ETF	0.25%

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Avantis U.S. Mid Cap Value ETF	American Century ETF Trust	6%
Avantis U.S. Quality ETF	American Century ETF Trust	14%

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Investment transactions, excluding short-term investments and in kind transactions, for the period ended February 28, 2026 were as follows:

	Avantis Inflation Focused Equity ETF	Avantis Real Estate ETF	Avantis Responsible U.S. Equity ETF	Avantis Total Equity Markets ETF(1)	Avantis U.S. Equity ETF	Avantis U.S. Large Cap Equity ETF
Purchases	$72,063	$32,512,535	$6,086,449	$2,928	$172,272,658	$36,872,664
Sales	$56,969	$9,927,157	$451,819	$166,869	$75,226,328	$19,721,919

269

	Avantis U.S. Large Cap Value ETF	Avantis U.S. Mid Cap Equity ETF	Avantis U.S. Mid Cap Value ETF	Avantis U.S. Quality ETF	Avantis U.S. Small Cap Equity ETF	Avantis U.S. Small Cap Value ETF
Purchases	$783,215,784	$18,865,813	$52,901,706	$17,992,208	$232,761,292	$1,021,002,370
Sales	$676,222,895	$11,331,435	$40,574,974	$579,372	$169,792,965	$596,647,355
(1)January 29, 2026 (fund inception) through February 28, 2026.

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended February 28, 2026 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Avantis Inflation Focused Equity ETF	$1,456,654	—	—
Avantis Real Estate ETF	$60,606,853	—	—
Avantis Responsible U.S. Equity ETF	$17,414,776	$45,734,839	$22,852,579
Avantis Total Equity Markets ETF	$715,707,007	—	—
Avantis U.S. Equity ETF	$956,032,908	$165,880,210	$87,142,208
Avantis U.S. Large Cap Equity ETF	$275,698,162	$27,238,234	$10,196,230
Avantis U.S. Large Cap Value ETF	$2,218,743,857	$1,318,188,352	$364,532,167
Avantis U.S. Mid Cap Equity ETF	$82,538,569	$8,411,645	$2,399,459
Avantis U.S. Mid Cap Value ETF	$236,552,606	$44,628,802	$13,524,116
Avantis U.S. Quality ETF	$103,390,434	$83,098,596	$19,019,581
Avantis U.S. Small Cap Equity ETF	$465,578,743	$223,105,842	$100,173,382
Avantis U.S. Small Cap Value ETF	$4,425,644,687	$1,930,576,390	$902,852,166
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

6. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Avantis Inflation Focused Equity ETF	Avantis Real Estate ETF	Avantis Responsible U.S. Equity ETF	Avantis Total Equity Markets ETF
Federal tax cost of investments	$7,735,826	$709,290,841	$309,289,079	$141,896,076
Gross tax appreciation of investments	$1,695,171	$103,141,127	$130,785,718	$570,773,048
Gross tax depreciation of investments	(475,484)	(33,534,108)	(14,144,218)	(202,869)
Net tax appreciation (depreciation) of investments	$1,219,687	$69,607,019	$116,641,500	$570,570,179

270

	Avantis U.S. Equity ETF	Avantis U.S. Large Cap Equity ETF	Avantis U.S. Large Cap Value ETF	Avantis U.S. Mid Cap Equity ETF
Federal tax cost of investments	$8,036,142,915	$825,880,763	$8,457,001,950	$275,465,580
Gross tax appreciation of investments	$3,580,294,877	$227,877,762	$2,387,362,872	$53,070,196
Gross tax depreciation of investments	(326,352,615)	(19,891,392)	(199,636,263)	(14,058,783)
Net tax appreciation (depreciation) of investments	$3,253,942,262	$207,986,370	$2,187,726,609	$39,011,413

	Avantis U.S. Mid Cap Value ETF	Avantis U.S. Quality ETF	Avantis U.S. Small Cap Equity ETF	Avantis U.S. Small Cap Value ETF
Federal tax cost of investments	$450,486,344	$186,452,457	$2,136,513,554	$19,994,207,583
Gross tax appreciation of investments	$68,712,732	$18,477,554	$478,198,157	$4,849,397,285
Gross tax depreciation of investments	(9,224,940)	(10,766,010)	(171,922,064)	(1,260,393,109)
Net tax appreciation (depreciation) of investments	$59,487,792	$7,711,544	$306,276,093	$3,589,004,176

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2025, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Avantis Inflation Focused Equity ETF	$(115,929)	$(2,225)
Avantis Real Estate ETF	$(3,038,266)	$(183,913)
Avantis Responsible U.S. Equity ETF	$(1,104,799)	$(1,762,552)
Avantis U.S. Equity ETF	$(26,504,044)	$(69,910,350)
Avantis U.S. Large Cap Equity ETF	$(1,725,412)	$(773,863)
Avantis U.S. Large Cap Value ETF	$(119,303,214)	$(73,633,447)
Avantis U.S. Mid Cap Equity ETF	$(2,136,883)	$(138,534)
Avantis U.S. Mid Cap Value ETF	$(7,411,832)	$(616,325)
Avantis U.S. Quality ETF	$(304,217)	$(47,540)
Avantis U.S. Small Cap Equity ETF	$(39,427,133)	$(21,144,213)
Avantis U.S. Small Cap Value ETF	$(310,480,577)	$(283,418,689)
271

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Inflation Focused Equity ETF
2026(4)	$62.64	0.69	11.97	12.66	(0.54)	$74.76	20.36%	0.25%	2.11%	1%	$8,971
2025	$65.85	1.24	(3.21)	(1.97)	(1.24)	$62.64	(2.98)%	0.25%	2.00%	3%	$6,264
2024	$57.35	1.18	8.22	9.40	(0.90)	$65.85	16.56%	0.25%	1.95%	2%	$5,268
2023(5)	$49.39	1.14	8.79	9.93	(1.97)	$57.35	20.37%	0.25%	2.19%	7%	$3,441

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
(5)September 27, 2022 (fund inception) through August 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Real Estate ETF
2026(4)	$44.95	0.71	3.05	3.76	(1.20)	0.00(5)	$47.51	8.60%	0.17%	3.24%	1%	$777,260
2025	$46.24	1.49	(1.05)	0.44	(1.73)	0.00(5)	$44.95	1.00%	0.17%	3.40%	0%	$647,263
2024	$40.54	1.48	5.74	7.22	(1.52)	0.00(5)	$46.24	18.38%	0.17%	3.60%	2%	$558,563
2023	$44.99	1.44	(4.61)	(3.17)	(1.29)	0.01	$40.54	(7.04)%	0.17%	3.48%	5%	$340,560
2022(6)	$50.00	1.40	(5.82)	(4.42)	(0.64)	0.05	$44.99	(8.86)%	0.17%	3.17%	7%	$143,966

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
(5)Per-share amount was less than $0.005.
(6)September 28, 2021 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Responsible U.S. Equity ETF
2026(4)	$71.89	0.42	6.54	6.96	(0.41)	$78.44	9.72%	0.15%	1.11%	0%	$425,949
2025	$64.29	0.82	7.62	8.44	(0.84)	$71.89	13.24%	0.15%	1.23%	1%	$411,907
2024	$52.10	0.77	12.14	12.91	(0.72)	$64.29	24.98%	0.15%	1.33%	3%	$291,225
2023	$46.60	0.76	5.36	6.12	(0.62)	$52.10	13.27%	0.15%	1.55%	4%	$168,796
2022(5)	$50.45	0.36	(4.07)	(3.71)	(0.14)	$46.60	(7.32)%	0.15%	1.61%	3%	$32,156

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
(5)March 15, 2022 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Total Equity Markets ETF
2026(4)	$50.00	0.03	(0.41)	(0.38)	$49.62	(0.76)%	0.18%	0.19%	0.75%	0.74%	0%	$710,307

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)January 29, 2026 (fund inception) through February 28, 2026.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Equity ETF
2026(4)	$106.06	0.65	10.36	11.01	(0.60)	$116.47	10.42%	0.15%	1.18%	1%	$11,288,984
2025	$93.86	1.28	12.19	13.47	(1.27)	$106.06	14.49%	0.15%	1.32%	2%	$9,465,725
2024	$76.74	1.22	17.07	18.29	(1.17)	$93.86	24.05%	0.15%	1.46%	1%	$7,126,742
2023	$68.81	1.24	7.84	9.08	(1.15)	$76.74	13.37%	0.15%	1.74%	1%	$4,675,604
2022	$76.82	1.12	(8.15)	(7.03)	(0.98)	$68.81	(9.21)%	0.15%	1.52%	4%	$2,522,737
2021	$56.13	0.93	20.54	21.47	(0.78)	$76.82	38.56%	0.15%	1.36%	4%	$1,486,458

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Large Cap Equity ETF
2026(4)	$74.34	0.43	6.93	7.36	(0.35)	$81.35	9.92%	0.15%	1.11%	2%	$1,034,731
2025	$64.95	0.85	9.30	10.15	(0.76)	$74.34	15.75%	0.15%	1.24%	1%	$695,848
2024(5)	$49.48	0.76	15.27	16.03	(0.56)	$64.95	32.49%	0.15%	1.39%	3%	$396,168

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
(5)September 26, 2023 (fund inception) through August 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Large Cap Value ETF
2026(4)	$71.65	0.58	12.02	12.60	(0.46)	$83.79	17.67%	0.15%	1.55%	7%	$10,653,276
2025	$65.11	1.19	6.48	7.67	(1.13)	$71.65	11.90%	0.15%	1.77%	7%	$8,199,763
2024	$54.64	1.15	10.34	11.49	(1.02)	$65.11	21.25%	0.15%	1.92%	5%	$4,348,250
2023	$48.91	1.20	5.62	6.82	(1.09)	$54.64	14.19%	0.15%	2.32%	18%	$1,483,947
2022(5)	$50.00	1.16	(1.65)	(0.49)	(0.60)	$48.91	(1.03)%	0.15%	2.44%	23%	$494,955

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
(5)September 21, 2021 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Mid Cap Equity ETF
2026(4)	$69.32	0.44	6.99	7.43	(0.40)	$76.35	10.76%	0.18%	1.25%	5%	$314,543
2025	$62.92	0.89	6.26	7.15	(0.75)	$69.32	11.44%	0.18%	1.36%	8%	$207,950
2024(5)	$49.49	0.68	13.19	13.87	(0.44)	$62.92	28.10%	0.18%	1.39%	3%	$96,897

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
(5)November 7, 2023 (fund inception) through August 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Mid Cap Value ETF
2026(4)	$69.16	0.52	8.01	8.53	(0.41)	$77.28	12.40%	0.20%	1.45%	12%	$510,043
2025	$62.79	1.03	6.23	7.26	(0.89)	$69.16	11.65%	0.20%	1.59%	28%	$264,175
2024(5)	$49.19	0.81	13.33	14.14	(0.54)	$62.79	28.81%	0.20%	1.68%	10%	$71,586

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
(5)November 7, 2023 (fund inception) through August 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Quality ETF
2026(4)	$56.89	0.11	2.79	2.90	(0.10)	$59.69	5.09%	0.15%	0.39%	0%	$194,099
2025(5)	$50.00	0.13	6.86	6.99	(0.10)	$56.89	13.99%	0.15%	0.58%	5%	$149,729

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
(5)March 25, 2025 (fund inception) through August 31, 2025.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Small Cap Equity ETF
2026(4)	$57.00	0.34	7.24	7.58	(0.37)	$64.21	13.35%	0.25%	1.16%	8%	$2,409,663
2025	$54.43	0.73	2.48	3.21	(0.64)	$57.00	5.99%	0.25%	1.40%	5%	$1,892,949
2024	$46.70	0.74	7.64	8.38	(0.65)	$54.43	18.11%	0.25%	1.48%	5%	$1,312,838
2023	$43.86	0.73	2.68	3.41	(0.57)	$46.70	7.91%	0.25%	1.61%	9%	$449,761
2022(5)	$50.00	0.42	(6.39)	(5.97)	(0.17)	$43.86	(11.95)%	0.25%	1.50%	14%	$26,315

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
(5)January 11, 2022 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Small Cap Value ETF
2026(4)	$99.79	0.78	13.22	14.00	(0.84)	$112.95	14.11%	0.25%	1.51%	3%	$23,549,171
2025	$95.92	1.77	3.70	5.47	(1.60)	$99.79	5.83%	0.25%	1.90%	6%	$18,272,385
2024	$81.20	1.64	14.61	16.25	(1.53)	$95.92	20.24%	0.25%	1.87%	4%	$13,186,675
2023	$74.04	1.59	7.03	8.62	(1.46)	$81.20	11.88%	0.25%	2.08%	7%	$6,820,449
2022	$75.49	1.36	(1.70)	(0.34)	(1.11)	$74.04	(0.47)%	0.25%	1.77%	24%	$3,675,290
2021	$44.97	1.16	30.24	31.40	(0.88)	$75.49	70.34%	0.25%	1.72%	22%	$1,570,143

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4) Six months ended February 28, 2026 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Approval of Management Agreement
Avantis Total Equity Markets ETF

At a meeting held on June 11, 2025, the Fund’s Board of Trustees (the “Board”) unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Avantis Total Equity Markets ETF (the “New Fund”). Under the Investment Company Act of 1940, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent Trustees.
In advance of the Board’s consideration, the Advisor provided information concerning the New Fund. The materials reviewed and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the New Fund’s characteristics and key attributes, the rationale for launching the New Fund, the experience of the staff designated to manage the New Fund, the proposed pricing, and the markets in which the New Fund would be sold. The information considered and the discussions held included, but were not limited to:

•the nature, extent, and quality of investment management and other services to be provided to the New Fund;
•the wide range of other programs and services the Advisor would provide to the New Fund and its shareholders on a routine and non-routine basis;
•the New Fund’s proposed investment objective and strategy, including a discussion of its anticipated investment performance and proposed benchmark;
•the cost of owning the New Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience; and
•any collateral benefits derived by the Advisor from the management of the New Fund.

Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent data provider and comparing the New Fund’s fee to the total expense ratio of expected peer funds. The annual management fees charged to shareholders of the New Fund were anticipated to be below the median of the total expense ratios of its respective peer universe.
When considering the approval of the management agreement for the New Fund, the independent Trustees considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the fact that the Advisor will assume a substantial part of the start-up costs of the New Fund and the risk that the New Fund will not grow to a level that will become profitable to the Advisor. The Board considered the position that the New Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Trustees’ familiarity with the Advisor. A majority of the Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Trustees have confidence in the Advisor’s integrity and competence in providing services to the New Fund.
The independent Trustees considered all of the information provided by the Advisor and the independent Trustees’ independent counsel in connection with the approval, and evaluated such information for the New Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. The independent Trustees concluded that the terms of the management agreement were fair and reasonable and that the management fee to be charged to the New Fund is reasonable in light of the services to be provided and should be approved.
284

Avantis U.S. Quality ETF

At a meeting held on June 20, 2024, the Fund’s Board of Trustees (the “Board”) unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Avantis U.S. Quality ETF (the “New Fund”). The management agreement was subsequently renewed by the Board at its meeting held on June 11, 2025. Under the Investment Company Act of 1940, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent Trustees.
In advance of the Board’s consideration, the Advisor provided information concerning the New Fund. The materials reviewed and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the New Fund’s characteristics and key attributes, the rationale for launching the New Fund, the experience of the staff designated to manage the New Fund, the proposed pricing, and the markets in which the New Fund would be sold. The information considered and the discussions held included, but were not limited to:

•the nature, extent, and quality of investment management and other services to be provided to the New Fund;
•the wide range of other programs and services the Advisor would provide to the New Fund and its shareholders on a routine and non-routine basis;
•the New Fund’s proposed investment objective and strategy, including a discussion of its anticipated investment performance and proposed benchmark;
•the cost of owning the New Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience; and
•any collateral benefits derived by the Advisor from the management of the New Fund.

Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent data provider and comparing the New Fund’s fee to the total expense ratio of expected peer funds. The annual management fees charged to shareholders of the New Fund were anticipated to be below the median of the total expense ratios of its respective peer universe.
When considering the approval of the management agreement for the New Fund, the independent Trustees considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the fact that the Advisor will assume a substantial part of the start-up costs of the New Fund and the risk that the New Fund will not grow to a level that will become profitable to the Advisor. The Board considered the position that the New Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Trustees’ familiarity with the Advisor. A majority of the Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Trustees have confidence in the Advisor’s integrity and competence in providing services to the New Fund.
The independent Trustees considered all of the information provided by the Advisor and the independent Trustees’ independent counsel in connection with the approval, and evaluated such information for the New Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. The independent Trustees concluded that the terms of the management agreement were fair and reasonable and that the management fee to be charged to the New Fund is reasonable in light of the services to be provided and should be approved.
285

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Semiannual Financial Statements and Other Information

February 28, 2026

Avantis® Emerging Markets Equity ETF (AVEM)
Avantis® Emerging Markets ex-China Equity ETF (AVXC)
Avantis® Emerging Markets Small Cap Equity ETF (AVEE)
Avantis® Emerging Markets Value ETF (AVES)
Avantis® International Equity ETF (AVDE)
Avantis® International Large Cap Value ETF (AVIV)
Avantis® International Small Cap Equity ETF (AVDS)
Avantis® International Small Cap Value ETF (AVDV)
Avantis® Responsible Emerging Markets Equity ETF (AVSE)
Avantis® Responsible International Equity ETF (AVSD)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit avantisinvestors.com/docs.

Schedule of Investments - Avantis Emerging Markets Equity ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 100.1%
Brazil — 4.6%
Allos SA	1,115,226	$7,100,551
Alpargatas SA, Preference Shares	250,700	743,322
Alupar Investimento SA	109,372	762,073
Ambev SA, ADR(1)	4,235,339	13,383,671
Ambipar Participacoes e Empreendimentos SA(2)	39,900	1,868
Americanas SA(2)	994	1,090
Aura Minerals, Inc.	19,973	1,686,720
Auren Energia SA	745,483	1,731,923
Automob Participacoes SA(2)	16,637	42,416
Axia Energia, ADR	1,358,709	16,413,205
Axia Energia, Class B Preference Shares	336,000	4,397,199
Axia Energia, Class C, ADR(1)(2)	353,959	4,151,939
Axia Energia, Class C Preference Shares(2)	88,313	1,023,442
Azzas 2154 SA	297,422	1,515,393
B3 SA - Brasil Bolsa Balcao	2,500,700	8,741,353
Banco ABC Brasil SA(2)	23,989	125,923
Banco ABC Brasil SA, Preference Shares	342,980	1,818,433
Banco BMG SA, Preference Shares	48,176	47,551
Banco BMG SA, Preference Shares	3,975	3,869
Banco Bradesco SA	728,398	2,615,782
Banco Bradesco SA, ADR	10,437,374	42,688,860
Banco BTG Pactual SA	1,089,003	13,057,840
Banco do Brasil SA	2,342,980	12,353,604
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	749,000	2,714,604
Banco Santander Brasil SA, ADR(1)	961,442	6,258,987
BB Seguridade Participacoes SA	1,105,700	7,507,933
Bemobi Mobile Tech SA	95,600	448,116
Blau Farmaceutica SA	38,090	80,467
Boa Safra Sementes SA	18,665	29,346
BR Advisory Partners Participacoes SA	14,300	54,087
BrasilAgro - Co. Brasileira de Propriedades Agricolas	85,900	356,569
Braskem SA, Class A, ADR(2)	90,592	346,967
Brava Energia(2)	1,647,485	6,015,980
C&A Modas SA	410,800	1,036,916
Caixa Seguridade Participacoes SA	252,900	884,028
Camil Alimentos SA	115,300	154,513
Cia Brasileira de Aluminio(2)	771,594	1,532,201
Cia Brasileira de Distribuicao(2)	1,346,900	819,727
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	202,400	331,641
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR(1)	906,272	27,197,223
Cia de Saneamento de Minas Gerais Copasa MG	900,400	9,580,966
Cia De Sanena Do Parana	379,500	3,334,181
Cia De Sanena Do Parana, Preference Shares	3,320,000	5,563,016
Cia Energetica de Minas Gerais, ADR	5,665,995	13,428,408
Cia Paranaense de Energia - Copel	1,338,800	3,844,170
Cia Paranaense de Energia - Copel, ADR(1)	234,467	2,717,473
Cia Siderurgica Nacional SA, ADR(1)(2)	2,335,774	3,924,100
Construtora Tenda SA	182,000	1,073,220
Cosan SA(2)	468,204	575,380
CPFL Energia SA	303,000	2,967,645

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Cristal Pigmentos do Brasil SA, Preference Shares(2)	1,700	$6,168
Cury Construtora e Incorporadora SA	493,400	3,743,931
CVC Brasil Operadora e Agencia de Viagens SA(2)	623,600	277,345
Cyrela Brazil Realty SA Empreendimentos e Participacoes	918,100	5,524,897
Cyrela Brazil Realty SA Empreendimentos e Participacoes, Preference Shares(2)	174,056	989,707
Desktop SA	19,800	51,523
Dexco SA	736,412	782,882
Dexxos Participacoes SA	19,575	28,905
Dimed SA Distribuidora da Medicamentos	29,000	91,076
Direcional Engenharia SA	390,600	1,248,792
EcoRodovias Infraestrutura e Logistica SA	1,186,100	2,477,934
Embraer SA, ADR	792,369	57,224,889
Empreendimentos Pague Menos SA	117,492	159,513
Energisa SA	1,285,780	13,596,437
Eneva SA(2)	765,400	3,178,653
Engie Brasil Energia SA	376,180	2,458,213
Equatorial SA	1,160,209	9,491,693
Eucatex SA Industria e Comercio, Preference Shares	16,500	69,457
Even Construtora e Incorporadora SA	160,100	261,706
Ez Tec Empreendimentos e Participacoes SA	400,547	1,226,682
Fleury SA	10,092	33,289
Fras-Le SA	138,537	657,757
Gerdau SA, ADR	5,830,838	23,556,586
GPS Participacoes e Empreendimentos SA	39,644	143,063
Grendene SA	374,800	372,131
Grupo Mateus SA	559,900	624,720
Grupo Multi SA	127,700	33,379
Grupo SBF SA	411,000	1,008,559
Guararapes Confeccoes SA	156,700	307,501
Hapvida Participacoes e Investimentos SA(2)	7,979	16,389
Hidrovias do Brasil SA(2)	1,155,019	923,745
Hypera SA	164,600	744,898
Iguatemi SA	1,067,894	6,070,112
Inter & Co., Inc., Class A	657,977	5,730,980
Iochpe Maxion SA	403,400	826,236
Irani Papel e Embalagem SA	172,300	329,039
IRB-Brasil Resseguros SA(2)	336,393	4,067,032
Isa Energia Brasil SA, Preference Shares	825,600	4,599,461
Itau Unibanco Holding SA, ADR	7,364,111	66,645,205
Jalles Machado SA(2)	136,621	80,216
JBS NV, BDR(2)	452,400	7,644,867
JBS NV, Class A(2)	268,667	4,537,786
JHSF Participacoes SA	1,274,700	2,471,573
JSL SA	20,800	31,931
Kepler Weber SA	212,100	400,079
Klabin SA	1,664,591	6,685,639
Lavvi Empreendimentos Imobiliarios SA	108,980	391,150
Light SA(2)	274,300	263,251
Localiza Rent a Car SA	323,580	3,207,081
Localiza Rent a Car SA, Preference Shares(2)	12,445	119,607
LOG Commercial Properties e Participacoes SA	77,900	431,858
Log-in Logistica Intermodal SA(2)	35,767	223,470
Lojas Quero-Quero SA(2)	46,600	19,634

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Lojas Renner SA	2,520,320	$7,708,694
M Dias Branco SA	69,900	317,287
Magazine Luiza SA	681,842	1,250,232
Mahle Metal Leve SA	133,700	941,755
Marcopolo SA	6,468	8,251
Marcopolo SA, Preference Shares	1,696,112	2,289,495
Marisa Lojas SA(2)	64,363	11,048
MBRF Global Foods Co. SA	876,937	3,540,934
Metalurgica Gerdau SA, Preference Shares	1,219,969	2,215,529
Mills Locacao Servicos e Logistica SA	259,800	764,729
Minerva SA	1,031,200	1,050,008
Motiva Infraestrutura de Mobilidade SA	3,174,300	10,272,435
Moura Dubeux Engenharia SA	148,800	958,427
Movida Participacoes SA	780,900	2,246,811
MRV Engenharia e Participacoes SA(2)	1,147,400	2,291,890
Multiplan Empreendimentos Imobiliarios SA	269,800	1,848,313
Natura Cosmeticos SA(2)	121,756	216,603
NU Holdings Ltd., Class A(2)	241,801	3,622,179
Oceanpact Servicos Maritimos SA(2)	86,900	162,561
Odontoprev SA	621,440	1,771,040
Pagseguro Digital Ltd., Class A	759,640	8,059,780
Patria Investments Ltd., Class A(1)	19,830	260,170
PBG SA(2)	107,500	67,731
Petroleo Brasileiro SA - Petrobras, ADR	3,884,903	64,605,937
Petroleo Brasileiro SA - Petrobras, ADR, Preference Shares	4,888,423	75,281,714
Petroreconcavo SA	710,900	1,716,754
Plano & Plano Desenvolvimento Imobiliario SA	133,700	399,548
Porto Seguro SA	120,100	1,228,761
Positivo Tecnologia SA	74,100	58,540
Priner Servicos Industriais SA	13,700	58,258
PRIO SA(2)	1,811,100	18,978,307
Raia Drogasil SA	3,066,504	15,002,033
Raizen SA, Preference Shares(2)	2,702,300	332,088
Randoncorp SA, Preference Shares	545,900	710,261
Rede D'Or Sao Luiz SA	319,743	2,529,129
Romi SA	65,606	104,939
Rumo SA	916,200	2,855,920
Sao Martinho SA	367,100	1,286,801
Sendas Distribuidora SA, ADR(1)	260,619	2,384,664
Ser Educacional SA	125,900	303,791
Sigma Lithium Corp.(2)	41,628	599,859
Simpar SA	239,850	594,654
SLC Agricola SA	1,771,555	5,694,963
Smartfit Escola de Ginastica e Danca SA	316,480	1,250,116
StoneCo Ltd., A Shares(2)	555,846	9,338,213
Suzano SA, ADR(1)	1,933,908	21,911,178
SYN prop e tech SA	61,800	57,864
Taurus Armas SA, Preference Shares	87,010	98,950
Tegma Gestao Logistica SA	38,300	294,656
Telefonica Brasil SA, ADR	129,024	2,181,796
TIM SA, ADR(1)	577,341	15,865,331
TOTVS SA	293,100	2,164,589
Transmissora Alianca de Energia Eletrica SA	436,500	3,742,158

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Tres Tentos Agroindustrial SA	135,400	$452,698
Trisul SA	115,576	168,184
Tupy SA(2)	189,900	501,930
Ultrapar Participacoes SA, ADR	3,434,666	17,345,063
Uniao Pet Participacoes SA(2)	1,244,800	735,735
Unipar Carbocloro SA, Class B Preference Shares	133,906	1,851,411
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares(2)	1,153,200	1,579,141
Vale SA, ADR	7,280,701	125,082,443
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	128,900	545,119
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,892,600	1,639,158
Vibra Energia SA	3,255,672	18,861,496
Vivara Participacoes SA	3,800	23,312
Vulcabras SA	85,840	319,483
WEG SA	1,318,400	12,781,523
Wiz Co.	47,900	86,522
XP, Inc., Class A	1,495,170	32,191,010
YDUQS Participacoes SA	309,000	803,466
Zamp SA(2)	316,713	216,229
		1,001,966,115
Chile — 0.5%
Aguas Andinas SA, A Shares	2,899,888	1,226,314
Banco de Chile	48,168,757	9,934,591
Banco de Credito e Inversiones SA	158,670	10,870,869
Banco Itau Chile SA	9,942	238,033
Banco Santander Chile, ADR	457,829	15,524,981
Besalco SA	44,236	68,958
BICECORP SA	164,860	76,793
CAP SA(2)	189,235	1,541,531
Cencosud SA	974,685	3,047,075
Cencosud Shopping SA	172,732	500,766
Cia Cervecerias Unidas SA, ADR(1)	183,514	2,448,077
Cia Sud Americana de Vapores SA	31,467,599	1,708,408
Colbun SA	13,813,976	2,300,289
Embotelladora Andina SA, Class B Preference Shares	945,622	4,554,999
Empresa Nacional de Telecomunicaciones SA	758,585	3,386,382
Empresas CMPC SA	1,708,795	2,532,533
Empresas Copec SA	622,574	5,139,121
Enel Americas SA	23,017,822	2,070,520
Enel Chile SA	49,708,962	4,161,446
Engie Energia Chile SA	2,010,270	3,446,270
Falabella SA	1,020,696	7,582,566
Forus SA	124	343
Inversiones Aguas Metropolitanas SA	114,622	136,699
Parque Arauco SA	1,093,706	5,192,426
Plaza SA	1,056,232	4,987,764
Ripley Corp. SA	2,913,120	1,462,568
Salfacorp SA	401,347	612,097
SMU SA	1,819,245	321,049
Sociedad Quimica y Minera de Chile SA, ADR(2)	279,279	21,308,988
Vina Concha y Toro SA	789,264	845,442
		117,227,898
China — 23.0%
361 Degrees International Ltd.	1,526,000	1,100,174

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
3SBio, Inc.(2)	9,847,500	$27,759,785
AAC Technologies Holdings, Inc.	4,879,500	23,194,108
Acotec Scientific Holdings Ltd.(2)	19,000	30,323
Agile Group Holdings Ltd.(2)	3,896,000	143,964
Agora, Inc., ADR(2)	109,277	510,324
Agricultural Bank of China Ltd., H Shares	45,651,000	30,910,105
Air China Ltd., H Shares(2)	54,000	46,835
AK Medical Holdings Ltd.	1,592,000	1,308,236
Akeso, Inc.(1)(2)	1,235,000	16,825,223
Alibaba Group Holding Ltd., ADR(1)	1,732,766	249,708,908
A-Living Smart City Services Co. Ltd.	3,538,250	989,066
Alphamab Oncology(2)	68,000	75,752
Aluminum Corp. of China Ltd., H Shares	9,668,000	17,433,806
Anhui Conch Cement Co. Ltd., H Shares	4,675,000	14,649,685
Anhui Expressway Co. Ltd., H Shares(1)	488,000	862,071
ANTA Sports Products Ltd.	4,101,200	44,378,758
Anton Oilfield Services Group	5,006,000	793,100
Archosaur Games, Inc.(2)	151,000	28,081
Art Group Holdings Ltd.(2)	690,000	176,918
AsiaInfo Technologies Ltd.(1)	9,600	8,890
Atour Lifestyle Holdings Ltd., ADR	93,459	3,670,135
Autohome, Inc., ADR	430,040	8,248,167
Autostreets Development Ltd.(1)(2)	137,400	43,451
BAIC Motor Corp. Ltd., H Shares(2)	5,615,500	1,303,051
Baidu, Inc., ADR(2)	33,737	4,198,232
Bairong, Inc.(2)	399,500	488,692
Bank of China Ltd., H Shares	177,341,000	104,941,379
Bank of Chongqing Co. Ltd., H Shares	911,500	890,637
Bank of Communications Co. Ltd., H Shares	21,466,000	18,786,443
BBMG Corp., H Shares	428,000	46,442
Beijing Capital International Airport Co. Ltd., H Shares(2)	1,134,000	338,583
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares	48,250	84,130
Beijing Enterprises Holdings Ltd.	2,338,500	10,517,225
Beijing Enterprises Water Group Ltd.	74,000	26,727
Beijing Jingneng Clean Energy Co. Ltd., H Shares	2,428,000	734,911
Beijing North Star Co. Ltd., H Shares(2)	4,000	413
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	645,000	714,078
BeOne Medicines Ltd., ADR(2)	11,267	3,571,526
Bilibili, Inc., ADR(2)	260	7,254
Binjiang Service Group Co. Ltd.	5,500	15,868
Blue Moon Group Holdings Ltd.(2)	117,000	42,858
BOC Aviation Ltd.	1,913,900	21,255,137
BOE Varitronix Ltd.(1)	1,057,000	620,037
Bosideng International Holdings Ltd.	27,502,000	17,048,762
Brilliance China Automotive Holdings Ltd.(1)	22,956,000	12,204,647
BYD Co. Ltd., H Shares	3,070,200	37,011,557
BYD Electronic International Co. Ltd.(1)	5,020,000	20,598,157
C&D International Investment Group Ltd.	1,129,376	2,183,839
C&D Property Management Group Co. Ltd.	187,747	62,734
CARsgen Therapeutics Holdings Ltd.(2)	81,500	147,463
Cathay Group Holdings, Inc.	211,000	23,701
Cathie Wood(2)	8,000	10
Central China New Life Ltd.(2)	385,000	24,584

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Central China Securities Co. Ltd., Class H	2,347,000	$625,769
Chaowei Power Holdings Ltd.	168,000	30,437
Cheerwin Group Ltd.	115,000	34,640
Chen Lin Education Group Holdings Ltd.(2)	10,000	1,559
China Automotive Systems, Inc.(2)	5,187	23,030
China BlueChemical Ltd., H Shares	7,710,000	2,873,323
China Bohai Bank Co. Ltd., H Shares(2)	1,012,500	117,647
China Chunlai Education Group Co. Ltd.(2)	157,000	55,443
China Cinda Asset Management Co. Ltd., H Shares(1)	19,598,000	3,147,153
China CITIC Bank Corp. Ltd., H Shares	30,429,000	27,997,617
China CITIC Financial Asset Management Co. Ltd., Class H(2)	2,109,000	228,718
China Coal Energy Co. Ltd., H Shares	6,554,000	10,884,160
China Communications Services Corp. Ltd., H Shares(1)	19,740,000	11,205,860
China Conch Venture Holdings Ltd.	8,166,500	13,847,231
China Construction Bank Corp., H Shares	223,442,000	227,328,487
China Datang Corp. Renewable Power Co. Ltd., H Shares	21,966,000	5,354,005
China Daye Non-Ferrous Metals Mining Ltd.(2)	5,986,000	142,937
China Dongxiang Group Co. Ltd.(2)	1,053,000	63,752
China East Education Holdings Ltd.(2)	3,468,000	2,877,129
China Eastern Airlines Corp. Ltd., H Shares(2)	18,000	12,755
China Education Group Holdings Ltd.(1)(2)	5,097,624	1,879,767
China Everbright Bank Co. Ltd., H Shares	6,594,000	2,769,665
China Everbright Environment Group Ltd.	19,038,000	12,459,173
China Everbright Greentech Ltd.	289,000	33,241
China Everbright Ltd.(1)	6,002,000	6,737,204
China Everbright Water Ltd.	138,500	26,275
China Feihe Ltd.	20,665,000	10,023,148
China Foods Ltd.	1,216,000	625,368
China Galaxy Securities Co. Ltd., H Shares	12,526,000	15,818,179
China Gas Holdings Ltd.	9,785,800	10,124,141
China Glass Holdings Ltd.(1)(2)	622,000	44,533
China High Speed Transmission Equipment Group Co. Ltd.(1)(2)	437,000	114,753
China Hongqiao Group Ltd.	17,258,500	77,844,086
China International Capital Corp. Ltd., H Shares	7,495,200	19,316,340
China Isotope & Radiation Corp.	14,400	38,108
China Kepei Education Group Ltd.	130,000	22,221
China Lesso Group Holdings Ltd.	3,001,000	2,618,860
China Life Insurance Co. Ltd., Class H	22,865,865	91,729,194
China Lilang Ltd.	164,000	69,772
China Literature Ltd.(1)(2)	25,000	100,721
China Longyuan Power Group Corp. Ltd., H Shares	14,836,000	14,331,875
China Medical System Holdings Ltd.(1)	10,362,000	19,259,266
China Meidong Auto Holdings Ltd.	918,000	193,606
China Mengniu Dairy Co. Ltd.	13,503,000	27,824,805
China Merchants Bank Co. Ltd., H Shares	9,920,500	61,712,434
China Merchants Land Ltd.(2)	148,000	5,375
China Merchants Port Holdings Co. Ltd.	10,629,175	23,724,402
China Minsheng Banking Corp. Ltd., H Shares	25,121,000	12,980,821
China Modern Dairy Holdings Ltd.(1)	3,506,000	634,971
China National Building Material Co. Ltd., H Shares	22,364,665	19,391,008
China New Higher Education Group Ltd.(2)	2,693,191	302,671
China Nonferrous Mining Corp. Ltd.	11,690,000	22,344,251
China Oriental Group Co. Ltd.	2,016,000	401,284

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
China Overseas Land & Investment Ltd.	1,521,000	$2,778,651
China Pacific Insurance Group Co. Ltd., H Shares	7,108,200	32,533,940
China Petroleum & Chemical Corp., Class H	68,176,300	47,441,752
China Power International Development Ltd.	30,536,000	12,790,144
China Qinfa Group Ltd.	600,000	287,095
China Railway Group Ltd., H Shares	24,901,000	16,478,167
China Railway Signal & Communication Corp. Ltd., H Shares	141,000	66,256
China Reinsurance Group Corp., H Shares	302,000	63,577
China Renaissance Holdings Ltd.(2)	202,700	105,310
China Resources Beer Holdings Co. Ltd.	5,158,000	18,126,336
China Resources Building Materials Technology Holdings Ltd.	29,844,000	7,156,533
China Resources Gas Group Ltd.	998,700	2,676,008
China Resources Land Ltd.	9,277,500	37,496,599
China Resources Medical Holdings Co. Ltd.(1)	4,297,500	1,683,810
China Resources Mixc Lifestyle Services Ltd.	2,329,200	14,120,432
China Resources Pharmaceutical Group Ltd.(1)	4,998,500	2,905,253
China Resources Power Holdings Co. Ltd.(1)	11,468,000	27,340,101
China Risun Group Ltd.	2,065,000	668,365
China Sanjiang Fine Chemicals Co. Ltd.(2)	306,000	190,418
China Shenhua Energy Co. Ltd., H Shares	8,099,000	46,435,528
China Shineway Pharmaceutical Group Ltd.	690,000	826,198
China Southern Airlines Co. Ltd., H Shares(2)	364,000	273,419
China Starch Holdings Ltd.	1,320,000	29,833
China Suntien Green Energy Corp. Ltd., H Shares(1)	1,196,000	640,977
China Taiping Insurance Holdings Co. Ltd.	9,237,400	26,898,644
China Tobacco International HK Co. Ltd.	44,000	243,384
China Tower Corp. Ltd., H Shares	21,929,500	31,204,044
China Traditional Chinese Medicine Holdings Co. Ltd.	20,880,000	5,386,874
China Travel International Investment Hong Kong Ltd.(2)	1,876,000	318,163
China Vanke Co. Ltd., H Shares(1)(2)	10,380,800	4,982,708
China Water Affairs Group Ltd.(1)	1,768,000	1,184,630
China XLX Fertiliser Ltd.	2,927,000	4,425,623
China Yongda Automobiles Services Holdings Ltd.(1)	6,942,500	1,348,263
China Youran Dairy Group Ltd.(1)(2)	8,861,000	5,714,473
Chongqing Machinery & Electric Co. Ltd., Class H	954,000	447,220
Chongqing Rural Commercial Bank Co. Ltd., H Shares	2,547,000	1,916,767
Chow Tai Fook Jewellery Group Ltd.(1)	6,620,800	11,059,202
CIFI Holdings Group Co. Ltd.(1)(2)	1,064,000	11,663
CIMC Enric Holdings Ltd.	9,680,000	15,813,786
CITIC Ltd.	16,392,000	26,130,806
CITIC Securities Co. Ltd., H Shares	4,652,450	16,653,323
CMGE Technology Group Ltd.(2)	1,064,000	46,794
CMOC Group Ltd., H Shares	9,054,000	27,854,055
COFCO Joycome Foods Ltd.(1)(2)	25,680,000	5,079,932
Concord New Energy Group Ltd.	10,990,000	415,182
Consun Pharmaceutical Group Ltd.	696,000	1,600,197
Contemporary Amperex Technology Co. Ltd., Class H(1)	77,000	4,865,665
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(1)	400,000	959,945
COSCO SHIPPING Holdings Co. Ltd., Class H(1)	12,435,749	24,132,001
COSCO SHIPPING International Hong Kong Co. Ltd.	82,000	81,345
COSCO SHIPPING Ports Ltd.	9,889,640	8,195,510
Country Garden Services Holdings Co. Ltd.	11,116,000	8,956,918
CSPC Pharmaceutical Group Ltd.	50,719,760	63,846,404

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
CSSC Hong Kong Shipping Co. Ltd.(1)	4,290,000	$1,379,715
Damai Entertainment Holdings Ltd.(1)(2)	78,640,000	8,198,356
Daqo New Energy Corp., ADR(2)	319,603	7,708,824
Datang International Power Generation Co. Ltd., H Shares	38,000	12,863
Digital China Holdings Ltd.(1)	1,170,000	396,956
Dongfeng Motor Group Co. Ltd., Class H(2)	11,266,000	14,093,767
Dongyue Group Ltd.	10,260,000	18,361,076
DPC Dash Ltd.(2)	16,500	134,944
Dynagreen Environmental Protection Group Co. Ltd., H Shares	11,000	7,806
East Buy Holding Ltd.(1)(2)	272,000	882,892
Edvantage Group Holdings Ltd.	519,923	101,567
ENN Energy Holdings Ltd.	919,800	8,069,832
Essex Bio-technology Ltd.	256,000	138,109
Ever Sunshine Services Group Ltd.	1,208,000	274,471
Everest Medicines Ltd.(1)(2)	26,500	128,318
Evergrande Property Services Group Ltd.(2)	8,750,500	1,294,161
Excellence Commercial Property & Facilities Management Group Ltd.	576,000	58,092
Far East Horizon Ltd.	64,000	63,246
Fenbi Ltd.(1)(2)	130,000	25,013
FIH Mobile Ltd.(2)	217,100	611,901
FinVolution Group, ADR	1,023,368	5,751,328
Flat Glass Group Co. Ltd., H Shares(2)	39,000	54,018
Fosun International Ltd.(1)	11,859,000	5,855,354
Fountain SET Holdings Ltd.	26,000	2,190
Fu Shou Yuan International Group Ltd.(1)	13,207,000	4,469,412
Fufeng Group Ltd.	11,456,000	11,898,053
Fuyao Glass Industry Group Co. Ltd., H Shares	1,321,600	10,967,018
Ganfeng Lithium Group Co. Ltd., H Shares(1)	154,280	1,352,333
Gaotu Techedu, Inc., ADR(2)	58,946	129,092
GCL Technology Holdings Ltd.(2)	70,641,000	10,800,965
GDS Holdings Ltd., Class A(1)(2)	2,543,900	13,178,503
Geely Automobile Holdings Ltd.	26,126,000	53,713,615
Gemdale Properties & Investment Corp. Ltd.(1)(2)	10,770,000	214,434
Genertec Universal Medical Group Co. Ltd.	7,791,500	6,085,956
Genscript Biotech Corp.(2)	230,000	350,503
GF Securities Co. Ltd., H Shares	2,495,200	5,479,577
Giant Biogene Holding Co. Ltd.(1)	155,400	632,688
Global Bio-Chem Technology Group Co. Ltd.(2)	40,000	306
Goldwind Science & Technology Co. Ltd., H Shares	367,400	725,426
Goodbaby International Holdings Ltd.	2,284,000	308,304
Grand Pharmaceutical Group Ltd.(1)	5,065,500	5,073,018
Great Wall Motor Co. Ltd., H Shares	8,034,500	13,165,176
Greentown China Holdings Ltd.(1)	7,534,500	10,059,079
Greentown Management Holdings Co. Ltd.(1)	1,852,000	668,153
Guangdong Investment Ltd.	10,290,000	10,023,189
Guangshen Railway Co. Ltd., Class H	528,000	147,676
Guangzhou Automobile Group Co. Ltd., H Shares	1,046,000	497,668
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	5,263,200	368,662
Guoquan Food Shanghai Co. Ltd.	2,878,000	1,502,213
Guotai Haitong Securities Co. Ltd., H Shares	5,837,040	11,886,747
H World Group Ltd., ADR	395,628	21,680,414
Haichang Ocean Park Holdings Ltd.(1)(2)	11,453,000	776,990
Haidilao International Holding Ltd.(1)	6,631,000	14,884,739

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Haier Smart Home Co. Ltd., H Shares	6,685,400	$22,701,655
Haitian International Holdings Ltd.	4,995,000	16,141,516
Hangzhou Tigermed Consulting Co. Ltd., H Shares	23,800	143,062
Hansoh Pharmaceutical Group Co. Ltd.	1,406,000	6,259,486
Harbin Electric Co. Ltd., H Shares	1,472,000	5,282,590
Hello Group, Inc., ADR	1,117,271	7,228,743
Hengan International Group Co. Ltd.	4,853,500	18,056,507
Hisense Home Appliances Group Co. Ltd., H Shares	2,738,000	8,377,217
Hopson Development Holdings Ltd.(2)	326,624	134,328
Hua Hong Semiconductor Ltd.(1)(2)	34,000	418,877
Huabao International Holdings Ltd.	985,000	569,923
Huadian Power International Corp. Ltd., H Shares	132,000	75,392
Huaneng Power International, Inc., H Shares	14,290,000	11,002,133
Huatai Securities Co. Ltd., H Shares(1)	4,586,800	9,809,545
HUYA, Inc., ADR(1)	109,034	406,697
Hygeia Healthcare Holdings Co. Ltd.(1)(2)	140,000	237,120
iDreamSky Technology Holdings Ltd.(1)(2)	506,000	35,531
Industrial & Commercial Bank of China Ltd., H Shares	126,435,000	103,987,446
Ingdan, Inc.(2)	358,000	143,690
Inkeverse Group Ltd.(2)	3,794,000	352,628
Innovent Biologics, Inc.(2)	3,145,500	34,222,647
iQIYI, Inc., ADR(1)(2)	2,688,257	4,301,211
J&T Global Express Ltd.(2)	6,013,800	7,883,426
JD Health International, Inc.(2)	1,776,850	12,860,068
JD Logistics, Inc.(2)	5,421,600	7,706,750
JD.com, Inc., ADR	506,927	13,448,773
JD.com, Inc., Class A	36,345	482,505
Jia Yao Holdings Ltd.(2)	186,000	82,576
Jiangsu Expressway Co. Ltd., H Shares	1,598,000	2,078,962
Jiangxi Copper Co. Ltd., H Shares	3,649,000	21,167,548
Jiayin Group, Inc., ADR	22,039	142,813
Jinxin Fertility Group Ltd.(1)(2)	15,904,000	5,063,664
Jiumaojiu International Holdings Ltd.(1)	1,689,000	441,914
JNBY Design Ltd.	1,115,500	3,066,105
JOYY, Inc., ADR	24,035	1,434,168
Jutal Offshore Oil Services Ltd.	217,000	14,119
Kanzhun Ltd., ADR	107,695	1,731,736
KE Holdings, Inc., ADR(1)	984,286	16,191,505
Kinetic Development Group Ltd.	4,584,000	1,205,956
Kingboard Holdings Ltd.	2,973,500	15,354,916
Kingboard Laminates Holdings Ltd.	4,962,500	14,978,097
Kingdee International Software Group Co. Ltd.(2)	149,000	191,195
Kingsoft Cloud Holdings Ltd.(1)(2)	517,669	470,667
Kingsoft Corp. Ltd.	2,792,000	9,272,548
Kuaishou Technology	10,032,200	79,550,654
Kunlun Energy Co. Ltd.	10,332,000	11,075,340
KWG Group Holdings Ltd.(1)(2)	1,925,000	46,527
KWG Living Group Holdings Ltd.(1)(2)	1,096,249	29,572
Launch Tech Co. Ltd., Class H	51,500	58,905
Lee & Man Paper Manufacturing Ltd.	4,069,000	2,007,375
Lee's Pharmaceutical Holdings Ltd.	682,000	124,847
Lenovo Group Ltd.	24,054,000	29,690,385
Leoch Energy, Inc.(2)	2,440	20,740

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Leoch International Technology Ltd.	122,000	$10,719
LEPU ScienTech Medical Technology Shanghai Co. Ltd., Class H	10,000	20,342
LexinFintech Holdings Ltd., ADR(1)	791,218	2,286,620
Li Auto, Inc., ADR(2)	1,894,907	33,331,414
Li Ning Co. Ltd.	14,773,500	42,330,547
Lianlian DigiTech Co. Ltd., Class H(1)(2)	395,500	375,474
Lingbao Gold Group Co. Ltd., Class H(1)	2,094,000	7,200,202
Linklogis, Inc., Class B(1)	3,109,500	859,821
LK Technology Holdings Ltd.	27,500	11,782
Logan Group Co. Ltd.(1)(2)	4,377,000	719,580
Longfor Group Holdings Ltd.(1)	7,344,968	9,299,472
Lonking Holdings Ltd.	4,651,000	2,029,972
Lufax Holding Ltd., ADR(2)	106,609	277,183
Luye Pharma Group Ltd.(2)	14,269,500	4,719,539
LVGEM China Real Estate Investment Co. Ltd.(2)	1,760,000	63,684
Maanshan Iron & Steel Co. Ltd., H Shares(2)	720,000	251,442
Maoyan Entertainment(1)	284,767	231,731
Meituan, Class B(2)	3,221,610	33,172,907
Metallurgical Corp. of China Ltd., H Shares	198,000	48,688
MicroPort NeuroScientific Corp.(1)	199,923	289,116
Microport Scientific Corp.(2)	493,800	690,098
Midea Group Co. Ltd.	499,100	5,777,202
Midea Real Estate Holding Ltd.(1)(2)	1,709,400	921,386
MINISO Group Holding Ltd., ADR(1)	117,342	2,114,503
Minth Group Ltd.	7,354,000	41,107,146
MMG Ltd.(2)	30,113,600	41,345,268
Nayuki Holdings Ltd.(2)	175,000	22,756
NetDragon Websoft Holdings Ltd.	1,010,000	1,162,438
NetEase Cloud Music, Inc.(1)(2)	32,950	649,705
NetEase, Inc., ADR	944,762	108,619,287
New China Life Insurance Co. Ltd., H Shares	5,195,900	36,564,642
New Oriental Education & Technology Group, Inc., ADR	14,353	784,391
Newborn Town, Inc.(2)	6,940,000	8,364,112
Nexteer Automotive Group Ltd.	9,841,000	9,375,938
Nine Dragons Paper Holdings Ltd.(2)	9,533,000	10,723,499
NIO, Inc., ADR(2)	1,071,884	5,220,075
Niu Technologies, ADR(2)	3,589	12,992
Noah Holdings Ltd., ADR	126,390	1,493,930
Nongfu Spring Co. Ltd., H Shares	3,266,600	19,708,121
Onewo, Inc., Class H	344,000	836,456
Orient Overseas International Ltd.(1)	1,474,500	28,160,490
PDD Holdings, Inc., ADR(2)	1,982,138	205,607,175
People's Insurance Co. Group of China Ltd., H Shares	27,784,000	22,696,091
Perennial Energy Holdings Ltd.(2)	320,000	46,857
Persistence Gold Group Ltd.	715,000	109,031
PetroChina Co. Ltd., Class H	51,004,200	62,121,647
Pharmaron Beijing Co. Ltd., H Shares	30,675	77,293
PICC Property & Casualty Co. Ltd., H Shares	26,254,000	54,171,045
Ping An Healthcare & Technology Co. Ltd.(1)(2)	1,375,923	2,310,910
Ping An Insurance Group Co. of China Ltd., H Shares	15,397,782	133,200,651
Poly Property Group Co. Ltd.(1)	13,699,844	3,689,813
Poly Property Services Co. Ltd., Class H	594,200	2,428,392
Pop Mart International Group Ltd.(1)	2,121,600	62,423,713

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Postal Savings Bank of China Co. Ltd., H Shares	19,127,000	$12,035,813
Powerlong Commercial Management Holdings Ltd.(2)	96,000	30,448
Precision Tsugami China Corp. Ltd.	279,000	1,583,731
Q Technology Group Co. Ltd.	1,072,000	1,212,384
Qfin Holdings, Inc., ADR	957,919	13,947,301
Radiance Holdings Group Co. Ltd.(1)(2)	1,845,000	387,926
Sany Heavy Equipment International Holdings Co. Ltd.	1,065,000	2,141,600
Scholar Education Group(1)	540,000	137,267
Seazen Group Ltd.(2)	20,688,000	6,065,735
Shandong BoAn Biotechnology Co. Ltd., Class H(1)(2)	744,000	704,678
Shandong Gold Mining Co. Ltd., H Shares	339,500	1,791,109
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	2,230,400	1,451,224
Shanghai Chicmax Cosmetic Co. Ltd.(1)	134,100	1,031,372
Shanghai Conant Optical Co. Ltd., Class H(1)	655,300	5,165,314
Shanghai Electric Group Co. Ltd., H Shares(2)	208,000	125,540
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	92,500	236,185
Shanghai Henlius Biotech, Inc., Class H(2)	42,200	361,170
Shanghai Industrial Holdings Ltd.	1,043,000	2,044,979
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	697,600	1,036,960
Shenzhen Expressway Corp. Ltd., H Shares(1)	438,000	401,741
Shenzhen International Holdings Ltd.	12,542,745	14,611,833
Shenzhen Investment Ltd.(1)(2)	5,298,000	568,349
Shenzhou International Group Holdings Ltd.	3,901,600	31,376,896
Shimao Group Holdings Ltd.(2)	245,000	6,230
Shimao Services Holdings Ltd.(2)	1,109,000	89,277
Shoucheng Holdings Ltd.	432,800	121,423
Shougang Fushan Resources Group Ltd.	18,389,623	7,912,639
Shui On Land Ltd.	21,800,000	1,834,606
Sihuan Pharmaceutical Holdings Group Ltd.(1)	130,000	25,798
Simcere Pharmaceutical Group Ltd.	5,343,000	8,493,924
Sino Biopharmaceutical Ltd.	19,519,500	15,052,121
Sino-Ocean Group Holding Ltd.(2)	11,273,000	130,670
Sinopec Engineering Group Co. Ltd., H Shares	8,313,500	8,405,454
Sinopec Kantons Holdings Ltd.(1)	276,000	152,259
Sinopec Shanghai Petrochemical Co. Ltd., Class H	100,400	20,536
Sinopharm Group Co. Ltd., H Shares	7,553,600	20,364,810
Sinotrans Ltd., H Shares	138,000	92,501
Sinotruk Hong Kong Ltd.	3,042,000	16,013,925
Skyworth Group Ltd.(2)	4,857,087	4,348,872
SOHO China Ltd.(2)	1,023,000	66,555
Sohu.com Ltd., ADR(2)	133,486	2,205,189
South Manganese Investment Ltd.(2)	638,000	41,434
SSY Group Ltd.(1)	7,614,000	2,629,104
Sun Art Retail Group Ltd.	6,150,500	1,288,956
Sun King Technology Group Ltd.	768,000	185,934
Sunac Services Holdings Ltd.(1)	13,664,000	2,316,250
Sunny Optical Technology Group Co. Ltd.	1,709,400	12,640,854
Sunshine Insurance Group Co. Ltd.	4,423,000	2,212,613
Sunshine Lake Pharma Co. Ltd.(1)(2)	454,305	2,495,332
SY Holdings Group Ltd.(1)	1,041,500	1,413,530
Tencent Holdings Ltd.	6,631,800	436,331,497
Tencent Music Entertainment Group, ADR	1,092,732	15,953,887
Tian Lun Gas Holdings Ltd.	90,500	31,946

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Tiangong International Co. Ltd.(1)	8,122,000	$4,372,587
Tianli International Holdings Ltd.(1)	6,426,000	2,051,660
Tianneng Power International Ltd.(1)	9,884,000	9,408,833
Tingyi Cayman Islands Holding Corp.	15,752,000	26,305,045
Tomson Group Ltd.	156,000	53,461
Tong Ren Tang Technologies Co. Ltd., H Shares	801,000	448,000
Tongcheng Travel Holdings Ltd.	7,131,200	18,786,053
Tongda Group Holdings Ltd.(2)	54,900	24,662
Tongdao Liepin Group	248,600	102,349
Tongguan Gold Group Ltd.	896,000	447,153
Topsports International Holdings Ltd.	11,936,000	4,787,295
Towngas Smart Energy Co. Ltd.(1)(2)	936,961	464,531
TravelSky Technology Ltd., H Shares	1,481,000	2,026,654
Trip.com Group Ltd., ADR	233,257	12,273,983
Tsaker New Energy Tech Co. Ltd.	123,500	12,757
Tsingtao Brewery Co. Ltd., H Shares	1,604,000	10,851,814
Tuhu Car, Inc.(1)(2)	140,700	258,590
Uni-President China Holdings Ltd.	2,198,000	2,169,728
Vipshop Holdings Ltd., ADR	2,524,473	43,976,320
Viva Biotech Holdings(2)	2,123,500	593,439
Want Want China Holdings Ltd.	32,627,000	20,421,060
Weibo Corp., ADR(1)	583,795	5,797,084
Weichai Power Co. Ltd., H Shares	3,671,000	15,276,161
Weilong Delicious Global Holdings Ltd.(1)	3,082,400	4,605,526
West China Cement Ltd.(1)	18,942,000	7,298,650
Wison Engineering Services Co. Ltd.(2)	19,000	911
Wuling Motors Holdings Ltd.	800,000	50,949
WuXi AppTec Co. Ltd., H Shares	551,304	8,366,727
Wuxi Biologics Cayman, Inc.(2)	4,634,000	23,792,007
X Financial, ADR	1,275	6,350
XD, Inc.	671,800	6,321,367
Xiabuxiabu Catering Management China Holdings Co. Ltd.(2)	1,643,500	155,159
Xiaomi Corp., Class B(2)	6,268,000	27,722,803
Xin Point Holdings Ltd.	57,000	28,883
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	56,000	73,365
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares	621,000	232,288
Xinte Energy Co. Ltd., H Shares(2)	3,232,400	2,944,129
Xinyi Energy Holdings Ltd.(1)	4,946,082	801,133
Xinyi Solar Holdings Ltd.(1)	17,193,145	7,574,996
XJ International Holdings Co. Ltd.(2)	9,112,000	209,584
XPeng, Inc., Class A, ADR(1)(2)	31,117	546,415
Xtep International Holdings Ltd.	2,315,919	1,574,439
Yadea Group Holdings Ltd.	9,651,369	14,046,334
Yankuang Energy Group Co. Ltd., H Shares	9,959,000	17,798,745
Yeahka Ltd.(1)(2)	238,400	246,376
Yidu Tech, Inc.(2)	464,300	352,526
Yihai International Holding Ltd.(1)	4,818,000	10,027,353
Yiren Digital Ltd., ADR	17,674	68,929
Yixin Group Ltd.(1)	16,198,500	5,702,723
Youdao, Inc., ADR(1)(2)	4,860	52,099
Yuexiu Property Co. Ltd.(1)	10,448,400	6,120,825
Yuexiu Services Group Ltd.	448,500	110,519
Yuexiu Transport Infrastructure Ltd.	3,152,000	1,851,232

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Yum China Holdings, Inc.	782,178	$42,949,394
ZCZL Industrial Technology Group Co. Ltd., H Shares	124,400	372,605
Zengame Technology Holding Ltd.	1,086,000	328,486
Zhaojin Mining Industry Co. Ltd., H Shares	5,827,000	25,685,491
Zhejiang Expressway Co. Ltd., H Shares(1)	11,510,400	10,071,544
Zhejiang Leapmotor Technology Co. Ltd.(2)	227,400	1,185,976
Zhihu, Inc., ADR(2)	76,228	253,077
ZhongAn Online P&C Insurance Co. Ltd., H Shares(2)	2,220,200	4,335,747
Zhongsheng Group Holdings Ltd.	2,686,500	3,550,777
Zhongyu Energy Holdings Ltd.(1)	175,000	58,066
Zhou Hei Ya International Holdings Co. Ltd.	3,524,500	706,353
Zhuzhou CRRC Times Electric Co. Ltd., Class H	198,200	1,122,118
Zijin Gold International Co. Ltd.(2)	138,300	4,080,445
Zijin Mining Group Co. Ltd., H Shares	15,218,000	87,105,689
Zonqing Environmental Ltd.(1)(2)	38,000	4,998
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H(1)	608,400	811,181
ZTO Express Cayman, Inc., ADR	780,784	19,035,514
Zylox-Tonbridge Medical Technology Co. Ltd.	21,000	58,444
		5,031,136,778
Colombia — 0.1%
Cementos Argos SA	546,045	1,723,127
Corp. Financiera Colombiana SA(2)	24,838	116,511
Ecopetrol SA, ADR(1)	836,836	9,949,980
Grupo Argos SA	447,352	1,967,300
Grupo Cibest SA	60,684	1,364,420
Grupo Cibest SA, ADR	112,176	7,614,507
Grupo de Inversiones Suramericana SA	131,666	1,901,998
Interconexion Electrica SA ESP	457,356	3,415,542
Mineros SA	484,634	2,575,587
		30,628,972
Czech Republic — 0.2%
CEZ AS	321,621	18,267,218
Komercni Banka AS	185,927	10,657,708
Moneta Money Bank AS	815,550	7,845,956
		36,770,882
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	10,316,181	27,508,458
Greece — 0.6%
Aegean Airlines SA	170,162	2,762,438
Aktor SA Holding Co. Technical & Energy Projects(1)(2)	135,247	1,679,809
Alpha Bank SA	4,200,833	18,477,039
Athens International Airport SA	84,378	1,140,580
Athens Water Supply & Sewage Co. SA	3,091	28,645
Autohellas Tourist & Trading SA	2,971	44,748
Cenergy Holdings SA	16,762	436,548
Eurobank SA	3,112,232	14,420,404
Fourlis Holdings SA	364	1,958
GEK TERNA SA	114,460	4,876,536
Hellenic Telecommunications Organization SA	171,817	3,569,001
HELLENiQ ENERGY Holdings SA	312,643	3,264,504
Holding Co. ADMIE IPTO SA	165,583	597,607
Intracom Holdings SA(1)	50,025	193,251
Jumbo SA	126,976	3,720,201

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
LAMDA Development SA(2)	105,834	$874,622
Motor Oil Hellas Corinth Refineries SA	233,700	10,144,634
National Bank of Greece SA	1,090,225	17,734,339
OPAP Holding SA(1)	135,938	2,541,083
Optima bank SA	354,635	4,095,015
Piraeus Bank SA(2)	2,808,948	26,950,713
Public Power Corp. SA	222,958	4,989,583
Titan SA	84,599	5,249,427
Viohalco SA	38,076	711,358
		128,504,043
Hong Kong — 0.0%
Amrita Global Development Ltd.(2)	84,000	107
Brii Biosciences Ltd.(2)	697,000	139,028
Central China Management Co. Ltd.(2)	499,000	6,251
China General Education Group Ltd.(2)	60,000	21,589
China Harmony Auto Holding Ltd.(2)	269,500	33,090
China Rare Earth Holdings Ltd.(2)	604,000	27,022
China South City Holdings Ltd.(1)(2)	4,046,000	27,668
China Sunshine Paper Holdings Co. Ltd.	645,500	111,293
China Zhongwang Holdings Ltd.(1)(2)	492,912	630
Coolpad Group Ltd.(2)	46,350	3,893
ETHK Labs, Inc.(2)	3,000	456
EVA Precision Industrial Holdings Ltd.	1,202,000	136,529
HBM Holdings Ltd.(2)	739,000	1,149,932
Hebei Construction Group Corp. Ltd., H Shares(2)	31,500	1,575
Homeland Interactive Technology Ltd.(2)	142,000	24,138
Jiayuan International Group Ltd.(1)(2)	2,194,000	2,804
Jinchuan Group International Resources Co. Ltd.(1)(2)	6,422,000	131,339
Minsheng Education Group Co. Ltd.(2)	254,000	6,166
Mobvista, Inc.(2)	142,000	214,746
NH Health(1)(2)	127,500	163
Redco Properties Group Ltd.(1)(2)	44,000	947
Road King Infrastructure Ltd.(2)	27,000	2,309
Shanghai Industrial Urban Development Group Ltd.(2)	403,600	15,436
Shanghai Pioneer Holding Ltd.	123,000	35,377
Shinsun Holdings Group Co. Ltd.(2)	641,000	819
Trigiant Group Ltd.(2)	28,000	3,007
Venus MedTech Hangzhou, Inc., H Shares(2)	36,500	12,801
		2,109,115
Hungary — 0.4%
Magyar Telekom Telecommunications PLC	614,663	4,168,055
MOL Hungarian Oil & Gas PLC	1,492,053	16,515,574
Opus Global Nyrt	22,843	38,856
OTP Bank Nyrt	442,515	54,558,735
Richter Gedeon Nyrt	200,965	7,538,789
		82,820,009
India — 13.7%
360 ONE WAM Ltd.	122,038	1,482,371
3M India Ltd.	1,537	633,886
5Paisa Capital Ltd.(2)	6,149	21,640
63 Moons Technologies Ltd.	82,458	548,652
Aarti Drugs Ltd.	141,929	573,754
Aarti Industries Ltd.	748,960	3,685,500

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Aarti Pharmalabs Ltd.	73,726	$587,650
Aavas Financiers Ltd.(2)	88,072	1,245,927
ABB India Ltd.	58,692	3,920,560
ACC Ltd.	80,944	1,417,987
Accelya Solutions India Ltd.	2,877	37,916
Acme Solar Holdings Ltd.	252,172	654,943
Action Construction Equipment Ltd.	67,416	657,292
Adani Energy Solutions Ltd.(2)	113,297	1,260,762
Adani Enterprises Ltd.	69,537	1,654,797
Adani Enterprises Ltd.(2)	8,344	158,330
Adani Green Energy Ltd.(2)	76,081	793,526
Adani Ports & Special Economic Zone Ltd.	893,435	14,956,713
Adani Power Ltd.(2)	6,631,395	10,231,108
Adani Total Gas Ltd.	73,941	416,933
Aditya Birla Capital Ltd.(2)	451,990	1,712,171
Aditya Birla Fashion & Retail Ltd.(2)	1,325,865	979,228
Aditya Birla Lifestyle Brands Ltd.(2)	287,576	323,250
Aditya Birla Real Estate Ltd.	22,244	315,911
Aditya Birla Sun Life Asset Management Co. Ltd.	209,060	2,056,447
Advanced Enzyme Technologies Ltd.	16,916	55,862
Aegis Logistics Ltd.	155,989	1,181,703
Afcons Infrastructure Ltd.	216,054	694,113
Affle 3i Ltd.(2)	3,390	51,348
Agarwal Industrial Corp. Ltd.	3,766	22,787
AGI Greenpac Ltd.	75,359	443,807
AGI Infra Ltd.	139,795	469,915
AIA Engineering Ltd.	57,642	2,441,041
Ajanta Pharma Ltd.	135,073	4,451,863
Alembic Ltd.	146,783	148,167
Alembic Pharmaceuticals Ltd.	58,537	458,524
Alivus Life Sciences Ltd.	81,662	821,144
Alkem Laboratories Ltd.	45,203	2,803,261
Alkyl Amines Chemicals	10,995	179,728
Allcargo Global Ltd.(2)	421,343	99,435
Allcargo Logistics Ltd.(2)	421,343	39,212
Allcargo Terminals Ltd.(2)	89,445	24,550
Alok Industries Ltd.(2)	539,944	85,184
Amara Raja Energy & Mobility Ltd.	360,620	3,351,454
Amber Enterprises India Ltd.(2)	49,785	4,367,288
Ambika Cotton Mills Ltd.	1,427	21,213
Ambuja Cements Ltd.	537,691	2,955,083
Amrutanjan Health Care Ltd.	2,916	19,130
Anand Rathi Wealth Ltd.	53,607	1,812,713
Anant Raj Ltd.	360,259	2,101,668
Andhra Paper Ltd.	123,270	93,349
Andhra Sugars Ltd.	39,773	32,339
Angel One Ltd.	2,853,320	7,329,373
Antony Waste Handling Cell Ltd.(2)	24,475	132,762
Anup Engineering Ltd.	7,960	137,864
Anupam Rasayan India Ltd.	13,454	183,462
Apar Industries Ltd.	56,801	6,990,783
Apcotex Industries Ltd.	6,865	27,593
APL Apollo Tubes Ltd.	267,684	6,582,386

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Apollo Hospitals Enterprise Ltd.	119,090	$10,256,830
Apollo Tyres Ltd.	863,886	4,313,662
Aptech Ltd.	37,688	36,212
Aptus Value Housing Finance India Ltd.	612,251	1,644,085
Archean Chemical Industries Ltd.	241,535	1,531,880
Arkade Developers Ltd.	197,713	245,167
Arman Financial Services Ltd.(2)	5,535	95,456
Arvind Fashions Ltd.	104,332	507,635
Arvind Ltd.	713,631	2,766,523
Arvind SmartSpaces Ltd.	6,068	36,536
Asahi India Glass Ltd.	145,256	1,439,349
Ashapura Minechem Ltd.	16,082	93,525
Ashok Leyland Ltd.	9,522,204	22,111,825
Ashoka Buildcon Ltd.(2)	439,965	630,841
Asian Granito India Ltd.(2)	362,351	283,975
Asian Paints Ltd.	420,126	10,993,992
ASK Automotive Ltd.	4,977	22,764
Associated Alcohols & Breweries Ltd.	8,714	77,466
Aster DM Healthcare Ltd.	751,065	5,411,476
Astral Ltd.	50,132	920,048
AstraZeneca Pharma India Ltd.	2,704	263,966
Atul Ltd.	10,516	771,169
AU Small Finance Bank Ltd.	684,229	7,204,500
Aurobindo Pharma Ltd.	778,302	10,473,777
Avadh Sugar & Energy Ltd.	12,662	51,968
Avantel Ltd.	35,790	56,496
Avanti Feeds Ltd.	251,910	3,575,119
Avenue Supermarts Ltd.(2)	74,081	3,141,701
AvenuesAI Ltd.(2)	2,003,909	366,670
Awfis Space Solutions Ltd.(2)	58,370	187,703
AWL Agri Business Ltd.(2)	638,135	1,327,926
Axis Bank Ltd., GDR	243,904	18,368,052
Baazar Style Retail Ltd.(2)	2,504	8,447
Bajaj Auto Ltd.	71,733	7,869,971
Bajaj Consumer Care Ltd.(2)	130,751	568,155
Bajaj Electricals Ltd.	87,641	352,057
Bajaj Finance Ltd.	5,395,959	59,178,126
Bajaj Finserv Ltd.	228,370	5,008,207
Bajaj Healthcare Ltd.	63,102	228,922
Bajaj Hindusthan Sugar Ltd.(2)	3,176,438	564,863
Bajel Projects Ltd.(2)	88,904	157,659
Balaji Amines Ltd.	28,974	346,120
Balkrishna Industries Ltd.	128,185	3,363,738
Balmer Lawrie & Co. Ltd.	25,352	50,614
Balrampur Chini Mills Ltd.	286,557	1,484,356
Banco Products India Ltd.	100,555	689,762
Bandhan Bank Ltd.	2,959,553	5,926,329
Bank of Baroda	2,160,550	7,653,990
Bank of Maharashtra	1,475,821	1,213,792
BASF India Ltd.	9,967	378,564
Bata India Ltd.	198,945	1,726,182
Bayer CropScience Ltd.	26,053	1,337,789
Belrise Industries Ltd.	1,221,219	2,525,267

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
BEML Ltd.	96,516	$1,784,970
Berger Paints India Ltd.	60,972	305,513
Best Agrolife Ltd.	192,510	34,252
Bhansali Engineering Polymers Ltd.	129,552	116,003
Bharat Bijlee Ltd.	9,093	244,919
Bharat Electronics Ltd.	8,840,604	43,287,554
Bharat Forge Ltd.	598,367	12,597,442
Bharat Heavy Electricals Ltd.	2,052,354	5,980,433
Bharat Petroleum Corp. Ltd.	3,502,633	14,839,065
Bharat Rasayan Ltd.	6,128	101,846
Bharat Wire Ropes Ltd.(2)	16,593	32,540
Bharti Airtel Ltd.	232,596	4,815,849
Bharti Airtel Ltd.	16,614	269,920
Bikaji Foods International Ltd.	61,898	434,724
Biocon Ltd.	135,299	581,002
Birla Corp. Ltd.	85,732	942,520
BirlaNu Ltd.	1,459	24,188
Birlasoft Ltd.	150,635	647,291
Bliss Gvs Pharma Ltd.	197,350	460,203
BLS International Services Ltd.	111,562	342,607
Blue Dart Express Ltd.	15,136	945,789
Blue Jet Healthcare Ltd.	2,392	10,695
Blue Star Ltd.	210,116	4,478,230
Bluspring Enterprises Ltd.(2)	100,075	56,168
Bombay Burmah Trading Co.	83,761	1,561,205
Bombay Dyeing & Manufacturing Co. Ltd.	334,800	418,053
Bosch Ltd.	1,131	452,997
Brigade Enterprises Ltd.	279,755	2,135,258
Brightcom Group Ltd.(2)	2,954,015	347,557
Britannia Industries Ltd.	167,398	11,048,655
BSE Ltd.	705,712	21,055,023
Butterfly Gandhimathi Appliances Ltd.(2)	136	899
Camlin Fine Sciences Ltd.(2)	89,292	145,049
Campus Activewear Ltd.	63,542	181,448
Can Fin Homes Ltd.	410,778	3,814,788
Canara Bank	6,562,482	11,361,049
Capacit'e Infraprojects Ltd.(2)	131,920	352,521
Caplin Point Laboratories Ltd.	7,672	143,870
Capri Global Capital Ltd.	205,176	360,482
Carborundum Universal Ltd.	41,096	372,667
Care Ratings Ltd.	21,442	379,699
Castrol India Ltd.	1,575,258	3,237,601
Ceat Ltd.	131,803	5,118,258
Ceigall India Ltd.(2)	45,169	141,122
Cemindia Projects Ltd.	447,475	2,836,972
Central Depository Services India Ltd.	221,216	3,099,101
Century Enka Ltd.	6,013	28,670
Century Plyboards India Ltd.	38,292	309,702
CESC Ltd.	1,088,999	1,894,449
CG Power & Industrial Solutions Ltd.	514,401	4,101,082
Chalet Hotels Ltd.	118,463	1,052,675
Chambal Fertilisers & Chemicals Ltd.	780,232	3,964,233
Chemplast Sanmar Ltd.(2)	97,604	264,360

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Chennai Petroleum Corp. Ltd.	466,568	$4,935,768
Cholamandalam Financial Holdings Ltd.	90,722	1,631,238
Cholamandalam Investment & Finance Co. Ltd.	926,001	17,643,094
CIE Automotive India Ltd.	199,857	1,037,698
Cigniti Technologies Ltd.(2)	32,004	414,673
Cipla Ltd.	634,640	9,424,387
City Union Bank Ltd.	1,510,091	4,700,519
Clean Science & Technology Ltd.	20,980	169,731
CMS Info Systems Ltd.	345,007	1,151,891
Coal India Ltd.	5,376,754	25,472,278
Cochin Shipyard Ltd.	243,522	3,994,367
Coffee Day Enterprises Ltd.(2)	302,992	100,996
Coforge Ltd.	122,231	1,600,179
Cohance Lifesciences Ltd.(2)	103,823	353,722
Colgate-Palmolive India Ltd.	283,443	7,028,832
Computer Age Management Services Ltd.	540,524	4,033,464
Confidence Petroleum India Ltd.	84,023	29,328
Container Corp. of India Ltd.	185,356	1,010,872
Coromandel International Ltd.	336,178	8,210,100
Cosmo First Ltd.	36,082	282,040
Craftsman Automation Ltd.	54,245	4,490,858
CreditAccess Grameen Ltd.(2)	306,633	4,270,420
CRISIL Ltd.	18,124	872,125
Crompton Greaves Consumer Electricals Ltd.	570,588	1,619,896
CSB Bank Ltd.(2)	176,207	770,008
Cummins India Ltd.	220,438	11,887,530
Cyient Ltd.	311,957	3,145,220
Dabur India Ltd.	596,896	3,404,020
Dalmia Bharat Ltd.	55,659	1,219,296
Dalmia Bharat Refractories Ltd.(2)	424	45
Dalmia Bharat Sugar & Industries Ltd.	20,459	67,958
DAM Capital Advisors Ltd.	51,701	85,498
Datamatics Global Services Ltd.	30,145	255,866
DB Corp. Ltd.	130,929	324,267
DCB Bank Ltd.	735,635	1,503,069
DCM Shriram Fine Chemicals Ltd.(2)	25,127	8,816
DCM Shriram Industries Ltd.	25,127	10,041
DCM Shriram International Ltd.(2)	25,127	17,585
DCM Shriram Ltd.	96,581	1,100,985
DCW Ltd.	42,776	22,364
Dcx Systems Ltd.(2)	52,036	101,687
Deccan Cements Ltd.	2,682	21,785
Deep Industries Ltd.	15,976	60,994
Deepak Fertilisers & Petrochemicals Corp. Ltd.	328,993	3,606,166
Deepak Nitrite Ltd.	77,576	1,347,385
Delta Corp. Ltd.	54,099	36,434
DEN Networks Ltd.(2)	238,517	73,623
Devyani International Ltd.(2)	500,752	702,448
Dhampur Bio Organics Ltd.	14,248	16,112
Dhampur Sugar Mills Ltd.(2)	63,645	88,661
Dhanuka Agritech Ltd.	32,902	367,562
Digitide Solutions Ltd.(2)	100,075	108,330
Dilip Buildcon Ltd.	113,637	519,958

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Dish TV India Ltd.(2)	4,731,105	$150,399
Dishman Carbogen Amcis Ltd.(2)	152,040	292,622
Divi's Laboratories Ltd.	59,268	4,183,262
Dixon Technologies India Ltd.	34,644	4,016,094
DLF Ltd.	488,357	3,244,912
D-Link India Ltd.	82,166	382,209
Dodla Dairy Ltd.	9,884	127,049
Dolat Algotech Ltd.	29,070	23,998
Dollar Industries Ltd.	16,194	52,279
Dr. Lal PathLabs Ltd.	118,958	1,836,293
Dr. Reddy's Laboratories Ltd., ADR	1,572,490	22,612,406
Dwarikesh Sugar Industries Ltd.	234,218	96,096
eClerx Services Ltd.	97,870	3,418,557
Ecos India Mobility & Hospitality Ltd.	19,168	32,270
Edelweiss Financial Services Ltd.	1,983,913	2,496,624
Eicher Motors Ltd.	65,013	5,728,803
EID Parry India Ltd.(2)	390,332	3,716,925
EIH Ltd.	194,953	671,875
Elecon Engineering Co. Ltd.	291,511	1,335,278
Electrosteel Castings Ltd.	550,986	419,118
Elgi Equipments Ltd.	143,158	842,624
Emami Ltd.	537,733	2,736,984
Embassy Developments Ltd.(2)	963,098	640,229
Endurance Technologies Ltd.	76,465	2,242,054
Engineers India Ltd.	1,310,992	3,197,902
Entertainment Network India Ltd.	5,881	6,835
Enviro Infra Engineers Ltd.(2)	96,638	167,986
Epack Durable Ltd.(2)	87,468	238,564
Epigral Ltd.	44,540	436,684
EPL Ltd.	608,707	1,455,912
Equitas Small Finance Bank Ltd.(2)	1,753,295	1,241,518
Eris Lifesciences Ltd.(2)	33,833	507,011
Escorts Kubota Ltd.	32,530	1,258,738
Ester Industries Ltd.	21,161	24,611
Eternal Ltd.(2)	1,234,315	3,340,217
Eveready Industries India Ltd.	144,726	528,009
Everest Industries Ltd.	9,022	38,621
Everest Kanto Cylinder Ltd.	89,938	110,970
Excel Industries Ltd.	2,396	25,110
Exide Industries Ltd.	908,867	3,343,119
FDC Ltd.	32,405	127,280
Fedbank Financial Services Ltd.(2)	116,650	167,877
Federal Bank Ltd.	5,364,040	17,699,363
Federal-Mogul Goetze India Ltd.(2)	21,614	96,734
FIEM Industries Ltd.	59,637	1,430,147
Filatex India Ltd.	263,253	125,784
Fine Organic Industries Ltd.	23,519	1,217,861
Fineotex Chemical Ltd.	132,850	34,498
Fino Payments Bank Ltd.(2)	10,017	21,211
Finolex Cables Ltd.	121,333	1,218,418
Finolex Industries Ltd.	842,236	1,715,821
Firstsource Solutions Ltd.	31,653	74,333
Five-Star Business Finance Ltd.	513,315	2,356,473

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Force Motors Ltd.	20,222	$5,420,284
Fortis Healthcare Ltd.	478,694	4,969,836
FSN E-Commerce Ventures Ltd.(2)	167,526	490,973
Fusion Finance Ltd.(2)	54,033	112,082
G R Infraprojects Ltd.	28,647	300,718
Gabriel India Ltd.	196,041	2,154,314
GAIL India Ltd.	4,839,033	9,029,612
Galaxy Surfactants Ltd.	4,170	90,195
Ganesha Ecosphere Ltd.	2,544	21,598
Garden Reach Shipbuilders & Engineers Ltd.	68,109	1,822,157
Garware Hi-Tech Films Ltd.	3,500	163,388
Garware Technical Fibres Ltd.	3,040	21,500
Gateway Distriparks Ltd.	261,246	169,056
GE Vernova T&D India Ltd.	201,060	8,509,405
General Insurance Corp. of India	46,922	197,442
Geojit Financial Services Ltd.	278,250	193,352
GHCL Ltd.	255,584	1,345,491
GHCL Textiles Ltd.	160,202	134,716
GIC Housing Finance Ltd.	50,686	86,081
Gillette India Ltd.	13,365	1,226,244
Gland Pharma Ltd.	46,023	924,530
GlaxoSmithKline Pharmaceuticals Ltd.	48,512	1,373,680
Glenmark Pharmaceuticals Ltd.	487,301	11,451,067
Global Health Ltd.	103,480	1,295,513
Globus Spirits Ltd.	37,505	369,073
GM Breweries Ltd.	58,750	643,748
GMM Pfaudler Ltd.	74,889	768,232
GMR Airports Ltd.(2)	1,683,398	1,865,168
Go Fashion India Ltd.(2)	6,919	23,615
Godawari Power & Ispat Ltd.	2,325,082	6,810,522
Godrej Agrovet Ltd.	151,466	1,067,268
Godrej Consumer Products Ltd.	437,757	5,863,383
Godrej Properties Ltd.(2)	121,674	2,317,145
Gokaldas Exports Ltd.(2)	165,113	1,168,433
Gokul Agro Resources Ltd.(2)	441,466	823,839
Goldiam International Ltd.	74,001	286,984
Goodluck India Ltd.	8,825	114,239
Goodyear India Ltd.	1,471	12,919
Gopal Snacks Ltd.	7,846	25,752
GPT Healthcare Ltd.	39,189	54,523
Granules India Ltd.	692,792	4,449,638
Graphite India Ltd.	264,603	2,090,034
Grasim Industries Ltd.	238,437	7,342,199
Great Eastern Shipping Co. Ltd.	574,737	8,462,413
Greaves Cotton Ltd.	144,611	243,266
Greenpanel Industries Ltd.(2)	123,529	280,076
Greenply Industries Ltd.	67,865	164,772
Grindwell Norton Ltd.	9,735	177,953
Gujarat Alkalies & Chemicals Ltd.	28,265	148,535
Gujarat Ambuja Exports Ltd.	536,238	831,816
Gujarat Fluorochemicals Ltd.	8,720	334,507
Gujarat Gas Ltd.	179,693	804,495
Gujarat Industries Power Co. Ltd.	194,745	302,751

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Gujarat Mineral Development Corp. Ltd.	359,507	$2,252,808
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	386,149	1,936,762
Gujarat Pipavav Port Ltd.	2,220,896	4,316,937
Gujarat State Fertilizers & Chemicals Ltd.	1,428,796	2,658,984
Gujarat State Petronet Ltd.	1,052,556	3,526,799
Gulf Oil Lubricants India Ltd.	67,328	818,006
Happy Forgings Ltd.	5,441	79,852
Hathway Cable & Datacom Ltd.(2)	1,797,465	212,254
Havells India Ltd.	292,893	4,499,667
HBL Engineering Ltd.	133,190	1,003,694
HCL Technologies Ltd.	2,130,542	32,611,149
HDFC Asset Management Co. Ltd.	271,000	8,043,395
HDFC Bank Ltd.	13,272,472	129,738,423
HDFC Life Insurance Co. Ltd.	456,978	3,595,361
HealthCare Global Enterprises Ltd.(2)	67,197	425,219
HEG Ltd.	130,564	829,110
HeidelbergCement India Ltd.	131,607	236,813
Heritage Foods Ltd.	299,486	1,049,493
Hero MotoCorp Ltd.	383,294	24,084,012
Hexaware Technologies Ltd.	171,909	896,727
HFCL Ltd.	583,887	440,225
HG Infra Engineering Ltd.	49,779	296,407
Hikal Ltd.	65,233	141,285
Himadri Speciality Chemical Ltd., ADR	323,545	1,727,835
Himatsingka Seide Ltd.	189,875	209,122
Hindalco Industries Ltd.	4,640,540	47,227,474
Hinduja Global Solutions Ltd.(2)	6,189	25,662
Hindustan Aeronautics Ltd.	193,613	8,336,019
Hindustan Construction Co. Ltd.(2)	235,820	45,180
Hindustan Copper Ltd.	790,667	4,929,270
Hindustan Oil Exploration Co. Ltd.(2)	193,026	278,207
Hindustan Petroleum Corp. Ltd.	4,440,259	21,416,786
Hindustan Unilever Ltd.	451,048	11,596,877
Hindware Home Innovation Ltd.(2)	53,383	133,931
Hitachi Energy India Ltd.	18,043	5,074,651
HI-Tech Pipes Ltd.	165,959	160,941
Home First Finance Co. India Ltd.	51,593	615,043
Housing & Urban Development Corp. Ltd.	202,810	416,640
Hubtown Ltd.(2)	173,419	409,280
Huhtamaki India Ltd.	34,953	67,878
Hyundai Motor India Ltd.	248,981	5,931,646
I G Petrochemicals Ltd.	7,893	31,440
ICICI Bank Ltd.	628,319	9,554,662
ICICI Bank Ltd., ADR	4,538,838	138,479,947
ICICI Lombard General Insurance Co. Ltd.	132,921	2,781,876
ICICI Prudential Life Insurance Co. Ltd.	108,937	784,344
IDFC First Bank Ltd.	10,993,865	8,887,020
IFCI Ltd.(2)	1,521,768	1,005,667
IIFL Capital Services Ltd.	766,425	2,435,966
IIFL Finance Ltd.	1,355,523	7,405,911
India Cements Ltd.(2)	180,733	805,192
India Glycols Ltd.	120,616	1,276,414
India Pesticides Ltd.	37,916	65,766

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
India Shelter Finance Corp. Ltd.	25,606	$206,633
Indiabulls Ltd.(2)	2,140,534	246,411
IndiaMart InterMesh Ltd.	74,659	1,754,068
Indian Bank	276,481	3,013,113
Indian Energy Exchange Ltd.	1,222,790	1,690,676
Indian Hotels Co. Ltd.	764,508	5,613,989
Indian Hume Pipe Co. Ltd.	14,892	54,478
Indian Metals & Ferro Alloys Ltd.	22,223	309,556
Indian Oil Corp. Ltd.	4,127,345	8,507,173
Indian Overseas Bank(2)	35,971	14,431
Indian Railway Catering & Tourism Corp. Ltd.	249,867	1,566,953
Indian Renewable Energy Development Agency Ltd.(2)	1,514,717	2,038,221
Indigo Paints Ltd.	803	8,281
IndiGrid Infrastructure Trust	412,790	754,649
Indo Count Industries Ltd.	209,651	615,331
Indoco Remedies Ltd.	15,023	33,438
IndoStar Capital Finance Ltd.(2)	34,560	85,270
Indraprastha Gas Ltd.	1,489,539	2,800,940
Indraprastha Medical Corp. Ltd.	182,937	811,508
Indus Towers Ltd.(2)	5,807,623	29,097,481
IndusInd Bank Ltd.(2)	1,617,415	17,019,175
Info Edge India Ltd.	552,424	6,257,285
Infosys Ltd., ADR(1)	5,272,325	76,132,373
Inox Green Energy Services Ltd.(2)	75,290	140,158
INOX India Ltd.	15,201	194,544
Insecticides India Ltd.	3,039	20,777
Intellect Design Arena Ltd.	155,486	1,195,225
Interarch Building Solutions Ltd.	1,366	28,242
InterGlobe Aviation Ltd.	161,076	8,570,512
International Gemmological Institute India Ltd.	4,965	18,067
Inventurus Knowledge Solutions Ltd.(2)	9,583	145,265
IOL Chemicals & Pharmaceuticals Ltd.	728,359	586,726
ION Exchange India Ltd.	81,844	328,077
Ipca Laboratories Ltd.	70,674	1,189,624
IRB Infrastructure Developers Ltd.	4,811,601	2,208,213
IRCON International Ltd.	814,550	1,289,199
ISGEC Heavy Engineering Ltd.	24,084	235,255
ITC Hotels Ltd.(2)	1,378,731	2,672,092
J Kumar Infraprojects Ltd.	83,943	487,826
Jagran Prakashan Ltd.	44,477	31,026
Jai Balaji Industries Ltd.(2)	748,040	568,181
Jai Corp. Ltd.	112,864	137,458
Jain Irrigation Systems Ltd.(2)	478,966	185,234
Jaiprakash Associates Ltd.(2)	521,016	16,320
Jaiprakash Power Ventures Ltd.(2)	18,057,026	3,027,460
Jammu & Kashmir Bank Ltd.	2,916,139	3,894,207
Jamna Auto Industries Ltd.	1,760,426	2,857,045
Jana Small Finance Bank Ltd.(2)	51,704	210,867
Jay Bharat Maruti Ltd.	18,175	21,405
JB Chemicals & Pharmaceuticals Ltd.	207,139	4,672,943
JBM Auto Ltd.	139,112	844,478
Jindal Drilling & Industries Ltd.	6,849	33,559
Jindal Poly Films Ltd.	9,031	61,256

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Jindal Saw Ltd.	945,045	$1,928,540
Jindal Stainless Ltd.	756,900	6,470,648
Jindal Steel Ltd.	715,469	9,796,937
Jio Financial Services Ltd.	3,634,832	10,220,700
JK Cement Ltd.	99,482	6,191,569
JK Lakshmi Cement Ltd.	325,669	2,559,109
JK Paper Ltd.	534,351	2,128,615
JK Tyre & Industries Ltd.	390,317	2,152,619
JM Financial Ltd.	1,794,479	2,521,523
JSW Energy Ltd.	573,128	3,074,515
JSW Steel Ltd.	510,243	7,106,719
JTEKT India Ltd.	75,766	124,394
Jubilant Foodworks Ltd.	494,012	2,825,358
Jubilant Ingrevia Ltd.	163,322	1,052,497
Jubilant Pharmova Ltd.	103,086	982,342
Just Dial Ltd.(2)	64,386	389,216
Jyothy Labs Ltd.	6,912	19,310
Jyoti Structures Ltd.(2)	356,639	49,275
Kajaria Ceramics Ltd.	309,200	3,255,312
Kalpataru Projects International Ltd.	243,548	3,322,612
Kalyan Jewellers India Ltd.	237,790	1,073,619
Kalyani Steels Ltd.	17,306	142,680
Kamdhenu Ltd.	85,780	21,653
Kansai Nerolac Paints Ltd.	36,073	80,709
Karnataka Bank Ltd.	706,676	1,577,195
Karur Vysya Bank Ltd.	2,394,045	8,589,053
Kaveri Seed Co. Ltd.	116,957	994,879
KCP Ltd.	184,233	320,935
KEC International Ltd.	303,032	1,947,732
KEI Industries Ltd.	53,954	3,015,971
Kellton Tech Solutions Ltd.(2)	106,695	22,559
Kennametal India Ltd.	3,609	95,999
Kfin Technologies Ltd.	153,670	1,618,810
Kiri Industries Ltd.(2)	65,827	328,384
Kirloskar Brothers Ltd.	88,451	1,540,957
Kirloskar Ferrous Industries Ltd.	65,501	286,298
Kirloskar Oil Engines Ltd.	322,054	4,936,253
Kirloskar Pneumatic Co. Ltd.	11,622	148,678
Kitex Garments Ltd.	59,043	119,120
KNR Constructions Ltd.	291,651	425,089
Kolte-Patil Developers Ltd.(2)	28,083	109,527
Kopran Ltd.	44,402	64,504
Kotak Mahindra Bank Ltd.	9,626,162	43,993,174
KPI Green Energy Ltd.	156,258	664,482
KPIT Technologies Ltd.	263,301	2,237,887
KPR Mill Ltd.	220,441	2,182,562
KRBL Ltd.	416,005	1,555,606
Krishna Institute of Medical Sciences Ltd.(2)	218,519	1,793,420
KRN Heat Exchanger & Refrigeration Ltd.(2)	25,865	284,319
Kwality Wall's India Ltd.(2)	5,450,980	1,565,019
L&T Finance Ltd.	3,486,530	10,892,943
L&T Technology Services Ltd.	5,165	199,541
LA Opala RG Ltd.	18,529	42,064

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Landmark Cars Ltd.	13,672	$62,139
Larsen & Toubro Ltd.	1,534,147	72,175,234
Laurus Labs Ltd.	421,754	5,000,300
Laxmi Organic Industries Ltd.	292,354	405,540
Lemon Tree Hotels Ltd.(2)	74,871	93,694
LG Balakrishnan & Bros Ltd.	53,853	1,153,434
LIC Housing Finance Ltd.	1,160,790	6,870,379
Lincoln Pharmaceuticals Ltd.	19,446	134,971
Linde India Ltd.	5,307	393,189
Lloyds Metals & Energy Ltd.	55,641	755,477
Lodha Developers Ltd.	157,867	1,717,977
LT Foods Ltd.	331,147	1,468,285
LTIMindtree Ltd.	85,674	4,215,318
Lumax Auto Technologies Ltd.	10,855	209,876
Lupin Ltd.	278,186	7,070,711
LUX Industries Ltd.	2,069	20,519
Mahanagar Gas Ltd.	349,224	4,686,915
Maharashtra Scooters Ltd.	5,232	763,222
Maharashtra Seamless Ltd.	170,396	1,052,425
Mahindra & Mahindra Financial Services Ltd.	2,066,156	8,509,103
Mahindra & Mahindra Ltd.	1,808,656	67,601,074
Mahindra Holidays & Resorts India Ltd.(2)	82,579	258,249
Mahindra Lifespace Developers Ltd.	2,717	10,704
Mahindra Logistics Ltd.	65,786	299,717
Maithan Alloys Ltd.	8,659	95,601
Man Industries India Ltd.(2)	43,271	219,984
Man Infraconstruction Ltd.	221,461	258,881
Manali Petrochemicals Ltd.	80,005	48,782
Manappuram Finance Ltd.	2,578,098	8,020,743
Mangalam Cement Ltd.	26,875	269,211
Mankind Pharma Ltd.	73,638	1,821,980
Marathon Nextgen Realty Ltd.	3,991	19,024
Marico Ltd.	755,285	6,549,155
Marksans Pharma Ltd.	183,558	352,643
Maruti Suzuki India Ltd.	256,903	41,997,064
MAS Financial Services Ltd.	47,929	171,107
Max Financial Services Ltd.(2)	527,133	10,511,941
Max Healthcare Institute Ltd.	460,837	5,547,048
Mayur Uniquoters Ltd.	8,685	50,824
Mazagon Dock Shipbuilders Ltd.	29,754	727,835
Medi Assist Healthcare Services Ltd.(2)	18,308	74,684
Medplus Health Services Ltd.(2)	95,648	891,903
Meghmani Organics Ltd.(2)	270,888	157,326
Metropolis Healthcare Ltd.	17,604	369,825
Minda Corp. Ltd.	252,497	1,544,185
Mirza International Ltd.(2)	31,525	11,915
Mishra Dhatu Nigam Ltd.	22,478	85,759
MM Forgings Ltd.	13,741	69,389
MOIL Ltd.	96,438	326,158
Mold-Tek Packaging Ltd.	5,587	35,437
Monarch Networth Capital Ltd.	1,615	4,972
Motherson Sumi Wiring India Ltd.	3,691,718	1,756,386
Motilal Oswal Financial Services Ltd.	520,721	4,156,599

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Mphasis Ltd.	227,691	$5,755,772
MRF Ltd.	7,622	11,819,121
Mrs Bectors Food Specialities Ltd.	239,666	550,040
MSTC Ltd.	50,241	252,972
Multi Commodity Exchange of India Ltd.	359,686	9,678,324
Muthoot Finance Ltd.	312,363	11,528,270
Muthoot Microfin Ltd.(2)	15,489	28,761
Narayana Hrudayalaya Ltd.	222,367	4,473,926
Natco Pharma Ltd.	443,385	4,823,412
National Aluminium Co. Ltd.	2,650,820	10,342,880
National Fertilizers Ltd.	238,147	202,709
Nava Ltd.	632,593	4,142,551
Navin Fluorine International Ltd.	100,346	6,911,809
Navneet Education Ltd.	41,109	66,364
NBCC India Ltd.	3,827,300	3,901,151
NCC Ltd.	1,800,040	3,027,229
NCL Industries Ltd.	7,144	14,612
NDR Auto Components Ltd.	6,526	54,157
NELCO Ltd.	16,366	111,959
NESCO Ltd.	77,025	952,118
Nestle India Ltd.	422,299	6,000,723
Network18 Media & Investments Ltd.(2)	2,914,366	1,068,953
Neuland Laboratories Ltd.	13,136	1,855,541
New Delhi Television Ltd.(2)	33,028	29,075
Newgen Software Technologies Ltd.	9,676	54,182
NHPC Ltd.	6,660,230	5,517,478
NIIT Learning Systems Ltd.	51,614	191,515
NIIT Ltd.	47,453	37,374
Nilkamal Ltd.	800	12,096
Nippon Life India Asset Management Ltd.	538,306	5,513,994
Nitin Spinners Ltd.	7,074	29,558
NLC India Ltd.	1,228,812	3,517,597
NMDC Ltd.	10,513,185	9,460,601
NMDC Steel Ltd.(2)	1,064,136	474,976
NOCIL Ltd.	194,561	309,171
Northern Arc Capital Ltd.(2)	437,126	1,212,905
NRB Bearings Ltd.	11,401	34,022
NTPC Ltd.	11,530,783	48,466,591
Nuvama Wealth Management Ltd.	319,997	4,382,244
Nuvoco Vistas Corp. Ltd.(2)	156,707	565,198
Oberoi Realty Ltd.	167,543	2,808,076
Oil & Natural Gas Corp. Ltd.	7,714,819	23,777,033
Oil India Ltd.	1,854,864	9,890,563
Ola Electric Mobility Ltd.(2)	385,830	106,988
One 97 Communications Ltd.(2)	289,697	3,502,956
Onesource Specialty Pharma Ltd.(2)	96,404	1,427,236
OnMobile Global Ltd.(2)	15,331	8,581
Oracle Financial Services Software Ltd.	57,935	4,433,667
Orient Cement Ltd.	180,679	306,271
Orient Electric Ltd.	144,629	294,556
Orient Green Power Co. Ltd.(2)	1,766,617	192,051
Orient Paper & Industries Ltd.(2)	159,394	32,802
Oriental Hotels Ltd.	53,853	60,199

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Orissa Minerals Development Co. Ltd.(2)	4,795	$217,769
Page Industries Ltd.	6,798	2,401,974
Paisalo Digital Ltd.	1,120,603	439,066
Panama Petrochem Ltd.	34,083	105,589
Paradeep Phosphates Ltd.	2,589,461	3,468,258
Parag Milk Foods Ltd.	113,340	252,607
Patel Engineering Ltd.(2)	782,745	237,542
PB Fintech Ltd.(2)	198,383	3,232,625
PC Jeweller Ltd.(2)	1,817,620	198,552
PCBL Chemical Ltd.	578,080	1,969,428
PDS Ltd.	25,752	86,296
Pearl Global Industries Ltd.	39,630	673,779
Peninsula Land Ltd.(2)	41,680	8,366
Pennar Industries Ltd.(2)	276,607	455,105
Persistent Systems Ltd.	104,700	5,463,945
Petronet LNG Ltd.	2,306,555	8,201,110
Phoenix Mills Ltd.	125,310	2,287,783
PI Industries Ltd.	107,999	3,705,969
Pidilite Industries Ltd.	213,682	3,507,532
Piramal Finance Ltd.(2)	242,464	4,644,766
Piramal Pharma Ltd.	729,202	1,253,352
Pitti Engineering Ltd.	28,548	286,174
PIX Transmissions Ltd.	7,912	126,373
PNB Gilts Ltd.	22,203	19,533
PNB Housing Finance Ltd.	699,167	6,347,894
PNC Infratech Ltd.	532,851	1,211,585
Pokarna Ltd.	17,832	178,785
Poly Medicure Ltd.	2,282	31,552
Polycab India Ltd.	9,862	934,397
Polyplex Corp. Ltd.	40,083	373,927
Pondy Oxides & Chemicals Ltd.	93,741	1,183,526
Poonawalla Fincorp Ltd.(2)	264,992	1,325,958
Power Finance Corp. Ltd.	2,726,718	12,417,654
Power Grid Corp. of India Ltd.	10,187,580	33,499,073
Power Mech Projects Ltd.	23,002	527,208
Praj Industries Ltd.	326,398	1,141,913
Prakash Industries Ltd.	330,186	476,595
Precision Camshafts Ltd.	69,597	104,307
Precision Wires India Ltd.	123,592	424,808
Premier Explosives Ltd.	114,706	678,014
Prestige Estates Projects Ltd.	127,026	1,946,179
Pricol Ltd.	333,828	2,213,948
Prince Pipes & Fittings Ltd.	25,164	69,929
Prism Johnson Ltd.(2)	109,118	150,799
Privi Speciality Chemicals Ltd.	39,023	1,306,440
Procter & Gamble Health Ltd.	1,902	102,533
Prudent Corporate Advisory Services Ltd.	10,301	266,300
PSP Projects Ltd.(2)	15,240	121,355
PTC India Ltd.	924,035	1,691,838
Pudumjee Paper Products Ltd.	16,351	14,943
Punjab National Bank	4,426,220	6,303,396
Puravankara Ltd.(2)	62,659	136,740
PVR Inox Ltd.(2)	30,089	338,384

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Quess Corp. Ltd.	112,809	$242,848
R Systems International Ltd.	19,861	63,125
Railtel Corp. of India Ltd.	666,723	2,302,550
Rain Industries Ltd.	305,921	500,305
Rainbow Children's Medicare Ltd.	82,818	1,085,228
Rajesh Exports Ltd.(2)	79,079	125,335
Rallis India Ltd.	230,526	702,028
Ramco Cements Ltd.	334,654	4,155,095
Ramco Industries Ltd.	7,096	22,718
Ramkrishna Forgings Ltd.	195,069	1,184,546
Ramky Infrastructure Ltd.(2)	35,318	177,349
Rane Holdings Ltd.	4,535	60,190
Rashtriya Chemicals & Fertilizers Ltd.	431,081	601,937
Ratnamani Metals & Tubes Ltd.	3,535	95,425
RattanIndia Power Ltd.(2)	4,532,144	414,305
Raymond Lifestyle Ltd.(2)	64,427	624,406
Raymond Ltd.(2)	80,534	355,518
Raymond Realty Ltd.(2)	80,534	372,630
RBL Bank Ltd.	2,007,423	7,065,718
REC Ltd.	5,972,444	23,002,224
Redington Ltd.	1,158,815	3,577,874
Redtape Ltd.	126,100	162,964
Relaxo Footwears Ltd.	8,278	31,727
Reliance Industrial Infrastructure Ltd.	1,798	13,915
Reliance Industries Ltd., GDR	1,952,031	119,427,240
Reliance Infrastructure Ltd.(2)	861,103	856,903
Reliance Power Ltd.(2)	9,850,979	2,603,925
Religare Enterprises Ltd.(2)	335,790	782,054
Repco Home Finance Ltd.	143,633	601,920
Restaurant Brands Asia Ltd.(2)	218,085	152,504
Rico Auto Industries Ltd.	722,601	1,052,790
RITES Ltd.	441,343	1,039,413
Rolex Rings Ltd.(2)	212,375	314,520
Rossari Biotech Ltd.	7,085	38,708
RPG Life Sciences Ltd.	11,775	242,887
RR Kabel Ltd.	47,648	819,885
RSWM Ltd.(2)	8,000	13,219
Rupa & Co. Ltd.	27,670	42,152
Sagar Cements Ltd.(2)	9,772	20,757
Sagility Ltd.	1,489,522	648,803
SAMHI Hotels Ltd.(2)	312,861	558,575
Sammaan Capital Ltd.(2)	2,705,397	4,464,304
Samvardhana Motherson International Ltd.	5,687,529	8,347,122
Sandhar Technologies Ltd.	52,909	295,234
Sanghi Industries Ltd.(2)	10,104	6,630
Sanghvi Movers Ltd.	179,297	515,321
Sanofi Consumer Healthcare India Ltd.	1,413	69,809
Sanofi India Ltd.	13,943	608,513
Sansera Engineering Ltd.	108,429	2,795,818
Sapphire Foods India Ltd.(2)	127,299	286,340
Sarda Energy & Minerals Ltd.	346,463	2,102,401
Saregama India Ltd.	220	805
Sarveshwar Foods Ltd.(2)	252,368	10,597

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Satia Industries Ltd.	20,542	$14,961
Satin Creditcare Network Ltd.(2)	142,309	241,827
SBFC Finance Ltd.(2)	2,083,351	2,134,565
SBI Cards & Payment Services Ltd.(2)	408,209	3,481,566
SBI Life Insurance Co. Ltd.	161,456	3,617,999
Schaeffler India Ltd.	12,595	604,409
Schneider Electric Infrastructure Ltd.(2)	32,074	319,890
SEAMEC Ltd.(2)	7,020	101,691
Senores Pharmaceuticals Ltd.(2)	68,854	579,790
Servotech Renewable Power System Ltd.	149,036	123,895
Seshasayee Paper & Boards Ltd.	3,954	11,819
SH Kelkar & Co. Ltd.	52,208	85,060
Shankara Building Products Ltd.	4,974	5,903
Shankara Buildpro Ltd.(2)	4,974	52,981
Shanthi Gears Ltd.	4,400	21,779
Sharda Cropchem Ltd.	69,394	912,049
Sharda Motor Industries Ltd.	3,650	37,431
Share India Securities Ltd.	34,886	50,410
Shilpa Medicare Ltd.	53,454	198,348
Shipping Corp. of India Land & Assets Ltd.	153,814	77,485
Shipping Corp. of India Ltd.	723,241	2,094,339
Shoppers Stop Ltd.(2)	25,790	86,469
Shree Cement Ltd.	12,395	3,552,959
Shree Renuka Sugars Ltd.(2)	142,059	37,997
Shriram Finance Ltd.	5,238,579	62,284,972
Shriram Pistons & Rings Ltd.	61,419	2,105,610
Shriram Properties Ltd.(2)	310,380	271,245
Shyam Metalics & Energy Ltd.	231,307	2,190,995
Siemens Energy India Ltd.	49,974	1,612,101
Siemens Ltd.(2)	58,078	2,184,448
Siyaram Silk Mills Ltd.	33,658	196,996
SJS Enterprises Ltd.	29,669	575,554
SJVN Ltd.	383,529	308,157
SKF India Industrial Ltd.(2)	13,009	366,420
SKF India Ltd.	13,009	248,880
Skipper Ltd.	23,810	96,103
SMC Global Securities Ltd.	73,986	62,635
SML Mahindra Ltd.	6,340	333,695
Sobha Ltd.	112,608	1,729,750
Solar Industries India Ltd.	32,748	4,868,453
Solara Active Pharma Sciences Ltd.(2)	22,689	115,413
Som Distilleries & Breweries Ltd.(2)	23,985	21,222
Somany Ceramics Ltd.	5,124	23,149
Sona Blw Precision Forgings Ltd.	137,283	808,751
Sonata Software Ltd.	211,419	624,006
South Indian Bank Ltd.	6,892,129	3,120,163
Southern Petrochemical Industries Corp. Ltd.	265,816	203,542
Spandana Sphoorty Financial Ltd.(2)	28,524	79,489
Spandana Sphoorty Financial Ltd.(2)	6,957	9,726
SRF Ltd.	130,322	3,676,935
Star Cement Ltd.	185,469	437,610
Star Health & Allied Insurance Co. Ltd.(2)	113,062	578,943
State Bank of India, GDR	257,833	33,964,663

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Steel Strips Wheels Ltd.	147,356	$348,621
Sterling & Wilson Renewable(2)	53,727	116,897
Sterling Tools Ltd.	16,717	40,970
Sterlite Technologies Ltd.(2)	128,000	224,167
STL Networks Ltd.(2)	54,881	12,470
Stove Kraft Ltd.	13,750	73,726
Strides Pharma Science Ltd.	330,299	3,100,550
Stylam Industries Ltd.(2)	887	21,767
Sudarshan Chemical Industries Ltd.	60,026	579,373
Sula Vineyards Ltd.	11,016	20,748
Sumitomo Chemical India Ltd.	29,259	129,138
Sun Pharmaceutical Industries Ltd.	1,461,669	28,021,802
Sun TV Network Ltd.	424,999	3,031,288
Sundaram Finance Ltd.	30,272	1,836,176
Sundram Fasteners Ltd.	56,388	542,000
Sunflag Iron & Steel Co. Ltd.	108,989	295,137
Sunteck Realty Ltd.	111,516	492,332
Suprajit Engineering Ltd.	43,089	206,880
Supreme Industries Ltd.	74,441	3,258,080
Supreme Petrochem Ltd.	106,071	836,482
Supriya Lifescience Ltd.	21,818	157,163
Suraj Estate Developers Ltd.(2)	11,855	28,610
Surya Roshni Ltd.	318,406	784,295
Suryoday Small Finance Bank Ltd.(2)	27,928	40,581
Suzlon Energy Ltd.(2)	3,766,511	1,769,925
Swan Corp. Ltd.	176,097	741,188
Swaraj Engines Ltd.	9,788	387,331
Swiggy Ltd.(2)	190,905	634,589
Symphony Ltd.	2,344	20,437
Syngene International Ltd.	355,289	1,651,544
TAJGVK Hotels & Resorts Ltd.	32,836	129,258
Tamil Nadu Newsprint & Papers Ltd.	88,833	133,736
Tamilnad Mercantile Bank Ltd.	47,341	348,347
Tamilnadu Petroproducts Ltd.	58,751	60,865
Tanla Platforms Ltd.	152,569	763,970
TARC Ltd.(2)	108,216	174,494
Tata Chemicals Ltd.	352,647	2,784,281
Tata Communications Ltd.	335,677	5,896,970
Tata Consultancy Services Ltd.	1,238,045	35,981,672
Tata Consumer Products Ltd.	223,527	2,804,756
Tata Elxsi Ltd.	75,330	3,745,770
Tata Investment Corp. Ltd.	306,152	2,216,209
Tata Motors Ltd./new(2)	5,234,335	29,136,835
Tata Motors Passenger Vehicles Ltd.	4,196,305	17,673,436
Tata Power Co. Ltd.	2,576,176	10,710,505
Tata Steel Ltd.	23,657,315	55,313,496
Tata Technologies Ltd.	246,924	1,592,982
Tata Teleservices Maharashtra Ltd.(2)	194,570	89,029
Tatva Chintan Pharma Chem Pvt Ltd.	2,764	37,250
TCI Express Ltd.	4,850	29,092
TCPL Packaging Ltd.	796	23,293
TeamLease Services Ltd.(2)	1,180	15,835
Tech Mahindra Ltd.	1,471,681	22,023,218

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Techno Electric & Engineering Co. Ltd.	1,571	$20,310
Technocraft Industries India Ltd.	3,091	77,795
Tega Industries Ltd.	26,706	533,586
Tejas Networks Ltd.	8,477	40,661
Thanga Mayil Jewellery Ltd.	7,676	334,425
Thermax Ltd.	21,660	742,948
Thirumalai Chemicals Ltd.(2)	70,649	148,658
Thomas Cook India Ltd.	267,993	303,797
Thyrocare Technologies Ltd.	109,127	473,753
Tilaknagar Industries Ltd.	127,249	635,596
Time Technoplast Ltd.	400,788	809,500
Timken India Ltd.	4,310	164,548
Tips Music Ltd.	73,984	437,604
Titagarh Rail System Ltd.	181,755	1,402,746
Titan Co. Ltd.	120,921	5,760,244
Torrent Pharmaceuticals Ltd.	167,611	7,994,659
Torrent Power Ltd.	181,888	3,138,726
Tourism Finance Corp. of India Ltd.	1,398,612	1,089,481
TransIndia Real Estate Ltd.(2)	89,445	23,977
Transport Corp. of India Ltd.	23,739	261,901
Transrail Lighting Ltd.	105,576	656,933
Trent Ltd.	70,342	3,022,490
Trident Ltd.	4,275,055	1,205,284
Triveni Engineering & Industries Ltd.	146,382	635,665
Triveni Turbine Ltd.	122,709	659,718
TSF Investments Ltd.	67,148	296,732
TTK Prestige Ltd.	16,590	95,437
Tube Investments of India Ltd.	53,678	1,624,093
TV Today Network Ltd.	12,283	16,850
TVS Motor Co. Ltd.	63,093	2,687,202
TVS Motor Co. Ltd., Preference Shares(2)	252,372	27,740
TVS Srichakra Ltd.	2,893	125,311
TVS Supply Chain Solutions Ltd.(2)	81,235	102,779
Uflex Ltd.	143,136	758,538
Ugar Sugar Works Ltd.(2)	65,144	26,223
Ugro Capital Ltd.(2)	7,102	8,677
Ujjivan Small Finance Bank Ltd.(2)	5,279,413	3,370,679
UltraTech Cement Ltd.	44,556	6,212,308
Union Bank of India Ltd.	3,999,378	8,902,384
Uniparts India Ltd.	26,396	132,928
United Spirits Ltd.	452,100	6,865,198
UNO Minda Ltd.	188,616	2,465,576
UPL Ltd.	936,869	6,572,697
Usha Martin Ltd.	116,641	537,753
UTI Asset Management Co. Ltd.	172,047	1,870,432
Utkarsh Small Finance Bank Ltd.(2)	505,786	76,921
Uttam Sugar Mills Ltd.	10,632	23,187
V2 Retail Ltd.(2)	6,480	141,861
VA Tech Wabag Ltd.	60,955	847,709
Vadilal Industries Ltd.	7,929	431,342
Vaibhav Global Ltd.	45,255	112,406
Valiant Organics Ltd.(2)	6,994	17,741
Valor Estate Ltd.(2)	440,646	552,386

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Vardhman Textiles Ltd.	347,402	$2,080,811
Varroc Engineering Ltd.	109,722	653,169
Varun Beverages Ltd.	1,530,236	7,605,145
Vascon Engineers Ltd.(2)	98,939	41,428
Vedant Fashions Ltd.	35,775	153,518
Vedanta Ltd.	1,722,155	13,620,924
Veedol Corp. Ltd.	4,634	70,943
Venky's India Ltd.	8,517	126,318
Vesuvius India Ltd.	15,165	83,314
V-Guard Industries Ltd.	34,500	119,020
Vidhi Specialty Food Ingredients Ltd.	7,127	24,299
Vijaya Diagnostic Centre Ltd.	18,179	201,326
Vimta Labs Ltd.	51,485	255,330
Vinati Organics Ltd.	6,529	106,025
VIP Industries Ltd.(2)	86,316	339,875
Visaka Industries Ltd.	23,235	15,646
Vishal Mega Mart Ltd.(2)	648,222	842,486
Vishnu Chemicals Ltd.	23,662	130,891
Viyash Scientific Ltd.(2)	4,729	11,112
VL E-Governance & IT Solutions Ltd.(2)	41,514	7,111
V-Mart Retail Ltd.(2)	47,957	292,810
Vodafone Idea Ltd.(2)	21,294,540	2,483,127
Voltamp Transformers Ltd.	4,095	410,422
Voltas Ltd.	54,865	941,739
VRL Logistics Ltd.	109,722	334,729
VST Tillers Tractors Ltd.	1,038	65,927
WAAREE Energies Ltd.	92,896	2,767,079
Welspun Corp. Ltd.	482,295	4,387,469
Welspun Enterprises Ltd.	181,828	971,216
Welspun Living Ltd.	789,668	1,093,148
West Coast Paper Mills Ltd.	85,819	398,182
Westlife Foodworld Ltd.	39,034	212,369
Windlas Biotech Ltd.	16,288	135,479
Wipro Ltd., ADR(1)	3,576,930	7,940,785
Wockhardt Ltd.(2)	121,005	1,816,675
Wonderla Holidays Ltd.	27,577	144,681
Yes Bank Ltd.(2)	45,996,985	10,484,945
Zee Entertainment Enterprises Ltd.	3,417,200	3,288,999
Zee Media Corp. Ltd.(2)	1,067,957	99,682
Zen Technologies Ltd.	3,428	51,445
Zensar Technologies Ltd.	187,425	1,167,518
Zuari Industries Ltd.	6,969	20,192
Zydus Lifesciences Ltd.	412,399	4,196,967
		3,009,874,642
Indonesia — 1.3%
ABM Investama Tbk. PT	768,100	131,940
Adaro Andalan Indonesia PT	11,107,265	6,120,494
Adhi Karya Persero Tbk. PT(2)	3,613,756	52,224
Adi Sarana Armada Tbk. PT	488,400	34,613
AKR Corporindo Tbk. PT	15,501,600	1,198,294
Alam Sutera Realty Tbk. PT(2)	486,000	4,776
Alamtri Minerals Indonesia Tbk. PT	3,693,700	461,341
Alamtri Resources Indonesia Tbk. PT	53,804,600	7,501,912

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Amman Mineral Internasional PT(2)	8,039,900	$3,667,598
Aneka Tambang Tbk. PT	45,484,100	11,826,468
Aspirasi Hidup Indonesia Tbk. PT	11,259,400	268,969
Astra Agro Lestari Tbk. PT	563,300	251,832
Astra International Tbk. PT	39,578,200	15,748,090
Astra Otoparts Tbk. PT	892,000	154,239
Astrindo Nusantara Infrastructure Tbk. PT(2)	9,209,100	161,346
Bank BTPN Syariah Tbk. PT	2,893,700	198,284
Bank Central Asia Tbk. PT	50,483,300	21,555,852
Bank KB Indonesia Tbk. PT(2)	1,100,997	4,726
Bank Mandiri Persero Tbk. PT	81,811,800	25,678,415
Bank Negara Indonesia Persero Tbk. PT	31,506,400	8,257,922
Bank Neo Commerce Tbk. PT(2)	9,781,200	216,622
Bank Pan Indonesia Tbk. PT	1,152,900	73,901
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,221,674	60,475
Bank Pembangunan Daerah Jawa Timur Tbk. PT	862,000	30,340
Bank Rakyat Indonesia Persero Tbk. PT	88,708,718	20,644,229
Bank Syariah Indonesia Tbk. PT	174,291	24,501
Bank Tabungan Negara Persero Tbk. PT	79,902,783	6,613,722
Barito Pacific Tbk. PT(2)	16,296,812	1,932,778
Barito Renewables Energy Tbk. PT(2)	616,300	302,220
BFI Finance Indonesia Tbk. PT	6,157,800	288,128
Blue Bird Tbk. PT	370,500	38,691
Buana Lintas Lautan Tbk. PT(2)	4,340,500	129,041
Bukalapak.com Tbk. PT(2)	55,705,300	484,803
Bukit Asam Persero Tbk. PT	34,951,300	5,417,289
Buma Internasional Grup Tbk. PT(2)	7,656,700	136,049
Bumi Resources Minerals Tbk. PT(2)	56,456,900	3,263,452
Bumi Resources Tbk. PT(2)	78,899,300	1,210,568
Bumi Serpong Damai Tbk. PT(2)	4,091,200	202,156
Chandra Asri Pacific Tbk. PT	2,284,900	913,523
Charoen Pokphand Indonesia Tbk. PT	17,938,200	4,544,387
Ciputra Development Tbk. PT	97,556,400	4,478,116
Clipan Finance Indonesia Tbk. PT	1,709,200	34,851
Darma Henwa Tbk. PT(2)	30,662,900	957,777
Dharma Polimetal Tbk. PT	843,000	53,788
Dharma Satya Nusantara Tbk. PT	17,129,000	1,409,642
Dian Swastatika Sentosa Tbk. PT(2)	347,200	1,633,221
Eagle High Plantations Tbk. PT(2)	8,720,500	70,625
Elang Mahkota Teknologi Tbk. PT	13,964,100	741,163
Elnusa Tbk. PT	7,378,400	375,045
Energi Mega Persada Tbk. PT(2)	97,544,300	10,274,975
Erajaya Swasembada Tbk. PT	11,189,900	293,190
ESSA Industries Indonesia Tbk. PT	9,000,200	346,278
Gajah Tunggal Tbk. PT	1,939,900	129,010
Global Mediacom Tbk. PT(2)	8,524,100	71,206
Hanson International Tbk. PT(2)	1,531,500	1
Harum Energy Tbk. PT(2)	1,718,200	119,275
Hexindo Adiperkasa Tbk. PT	15,800	4,262
Indah Kiat Pulp & Paper Tbk. PT	12,280,200	8,474,439
Indika Energy Tbk. PT	4,699,700	1,026,949
Indo Tambangraya Megah Tbk. PT	3,990,700	5,417,495
Indocement Tunggal Prakarsa Tbk. PT	1,028,700	379,971

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Indofood CBP Sukses Makmur Tbk. PT	624,100	$292,012
Indofood Sukses Makmur Tbk. PT	1,299,300	499,612
Indomobil Sukses Internasional Tbk. PT	740,800	48,559
Indosat Tbk. PT	2,058,400	283,312
Industri dan Perdagangan Bintraco Dharma Tbk. PT(2)	3,699,700	25,491
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	4,324,330	139,253
Integra Indocabinet Tbk. PT(2)	481,500	10,564
Japfa Comfeed Indonesia Tbk. PT	28,968,000	4,107,104
Jasa Marga Persero Tbk. PT	2,707,100	597,294
Kalbe Farma Tbk. PT	52,459,000	3,444,175
Kawasan Industri Jababeka Tbk. PT	42,427,200	520,712
Kino Indonesia Tbk. PT	52,400	3,741
Lippo Karawaci Tbk. PT(2)	5,989,600	37,844
Map Aktif Adiperkasa PT	3,068,200	128,741
Matahari Department Store Tbk. PT	1,428,100	162,833
MD Entertainment Tbk. PT(2)	74,900	37,504
Medco Energi Internasional Tbk. PT	81,479,020	8,390,062
Media Nusantara Citra Tbk. PT(2)	6,628,900	92,384
Medikaloka Hermina Tbk. PT	5,297,100	405,767
Merdeka Battery Materials Tbk. PT(2)	3,875,400	197,131
Merdeka Copper Gold Tbk. PT(2)	7,381,458	1,651,095
Mitra Adiperkasa Tbk. PT	71,577,100	5,729,724
Mitra Keluarga Karyasehat Tbk. PT	4,136,400	543,621
Mitra Pinasthika Mustika Tbk. PT	2,191,600	134,037
MNC Digital Entertainment Tbk. PT(2)	412,100	15,750
MNC Tourism Indonesia Tbk. PT(2)	6,806,300	49,916
Pabrik Kertas Tjiwi Kimia Tbk. PT	6,898,400	4,511,113
Pakuwon Jati Tbk. PT	13,810,000	301,254
Panin Financial Tbk. PT(2)	8,246,600	132,668
Perusahaan Gas Negara Persero Tbk. PT	66,666,800	9,499,298
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	6,187,400	433,474
PP Persero Tbk. PT(2)	3,881,100	81,345
Puradelta Lestari Tbk. PT	976,100	7,972
Raharja Energi Cepu PT	511,300	219,215
Ramayana Lestari Sentosa Tbk. PT	547,700	16,355
Rukun Raharja Tbk. PT	284,000	76,108
Salim Ivomas Pratama Tbk. PT	183,800	6,626
Samator Indo Gas Tbk. PT	536,000	105,240
Samudera Indonesia Tbk. PT	3,623,000	86,375
Sarana Menara Nusantara Tbk. PT	118,774,600	3,574,230
Sariguna Primatirta Tbk. PT	1,504,600	36,404
Sawit Sumbermas Sarana Tbk. PT	734,600	68,782
Semen Indonesia Persero Tbk. PT	21,465,518	3,734,999
Sentul City Tbk. PT(2)	1,197,800	9,620
Siloam International Hospitals Tbk. PT(2)	9,600	1,534
Sri Rejeki Isman Tbk. PT(2)	918,200	1
Sumber Alfaria Trijaya Tbk. PT	43,087,600	4,285,041
Sumber Tani Agung Resources Tbk. PT	5,467,700	380,016
Summarecon Agung Tbk. PT	9,461,678	211,977
Surya Citra Media Tbk. PT	15,917,900	261,011
Surya Semesta Internusa Tbk. PT	7,009,900	578,087
Telkom Indonesia Persero Tbk. PT, ADR(1)	976,182	20,763,391
Temas Tbk. PT	4,752,000	39,082

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Tempo Scan Pacific Tbk. PT	259,300	$42,058
Timah Tbk. PT	5,510,600	1,509,372
Tower Bersama Infrastructure Tbk. PT	4,596,400	457,710
Transcoal Pacific Tbk. PT	87,900	64,738
Triputra Agro Persada PT	3,525,200	341,786
Tunas Baru Lampung Tbk. PT	339,100	13,655
Unilever Indonesia Tbk. PT	6,397,100	907,376
United Tractors Tbk. PT	5,531,500	9,421,470
Vale Indonesia Tbk. PT	2,212,227	1,040,097
Waskita Karya Persero Tbk. PT(2)	3,601,745	2
Wijaya Karya Persero Tbk. PT(2)	2,888,700	2
Wintermar Offshore Marine Tbk. PT	878,695	28,807
XLSMART Telecom Sejahtera Tbk. PT	7,141,838	1,348,337
		278,242,355
Kuwait — 0.2%
A'ayan Leasing & Investment Co. KSCP	2,370,315	1,741,212
A'ayan Real Estate Co. SAK	1,557,671	723,756
Agility Public Warehousing Co. KSCC	488,199	219,381
Al Ahli Bank of Kuwait KSCP	172,856	172,463
Al Mazaya Holding Co. KSCP(2)	703,980	161,704
Ali Alghanim Sons Automotive Co. KSCC	147,885	562,659
Arzan Financial Group for Financing & Investment KPSC	557,156	618,193
Beyout Holding Co. KPSC	49,156	61,244
Boubyan Bank KSCP	232,027	514,045
Boubyan Petrochemicals Co. KSCP	42,932	78,318
Boursa Kuwait Securities Co. KPSC	40,944	414,885
Burgan Bank SAK	929,851	623,946
Commercial Real Estate Co. KSC	2,379,892	1,573,313
First Investment Co. KSCP(2)	2,455,219	884,639
Gulf Bank KSCP	813,071	897,973
Gulf Cables & Electrical Industries Group Co. KSCP	42,959	273,181
Heavy Engineering & Ship Building Co. KSCP	37,750	97,495
Humansoft Holding Co. KSC	12,095	103,358
KAMCO Investment Co. KSC	989,911	694,523
Kuwait Finance House KSCP	7,982,359	20,924,191
Kuwait Financial Centre SAK	133,450	59,033
Kuwait International Bank KSCP	1,669,253	1,519,837
Kuwait Telecommunications Co.	273,920	584,938
Mabanee Co. KPSC	455,842	1,457,293
Mezzan Holding Co. KSCC	87,984	330,985
Mobile Telecommunications Co. KSCP	1,535,068	2,711,400
National Bank of Kuwait SAKP	3,496,452	10,738,166
National Consumer Holding Co. SAK(2)	207,026	65,636
National Industries Group Holding SAK	823,595	676,645
National Investments Co. KSCP	907,952	822,453
National Real Estate Co. KPSC(2)	850,395	199,911
Noor Financial Investment Co. KSC	144,850	190,862
Salhia Real Estate Co. KSCP	868,636	1,063,797
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	203,393	95,776
Sokouk Holding Co. KSCP(2)	984,118	214,141
United Real Estate Co. SAKP(2)	1,233,334	1,125,410
Warba Bank KSCP	2,139,419	2,014,325
		55,211,087

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Malaysia — 1.2%
7-Eleven Malaysia Holdings Bhd., Class B	21,600	$11,042
Aeon Co. M Bhd.(1)	1,996,300	645,928
AEON Credit Service M Bhd.	18,700	27,866
AFFIN Bank Bhd.	1,018,027	698,032
AirAsia X Bhd.(2)	654,163	332,514
Alliance Bank Malaysia Bhd.(1)	2,860,435	3,704,219
Allianz Malaysia Bhd.	5,700	32,452
AMMB Holdings Bhd.(1)	5,283,300	8,726,445
Ancom Nylex Bhd.	703,485	163,552
Ann Joo Resources Bhd.(2)	129,125	16,539
Astro Malaysia Holdings Bhd.(2)	96,000	1,967
Axiata Group Bhd.(1)	8,598,400	5,034,039
Bank Islam Malaysia Bhd.(1)	1,358,400	862,076
Berjaya Corp. Bhd.(2)	7,748,938	537,622
Berjaya Food Bhd.(2)	468,236	25,279
Berjaya Land Bhd.(2)	2,900	197
Bermaz Auto Bhd.(1)	1,896,900	412,110
Bumi Armada Bhd.(1)	8,108,700	657,413
Bursa Malaysia Bhd.(1)	1,162,500	2,685,238
Cahya Mata Sarawak Bhd.(1)	3,001,500	1,016,834
Capital A Bhd.(2)	140,600	20,584
Carlsberg Brewery Malaysia Bhd.(1)	106,000	480,295
CCK Consolidated Holdings Bhd.	81,900	26,550
CELCOMDIGI Bhd.(1)	3,380,300	2,770,381
Chin Hin Group Bhd.(2)	164,800	93,587
Chin Hin Group Property Bhd.(2)	248,800	72,323
CIMB Group Holdings Bhd.(1)	14,156,998	29,232,866
CSC Steel Holdings Bhd.	75,000	28,727
CTOS Digital Bhd.(1)	270,600	55,008
Cypark Resources Bhd.(2)	956,100	160,830
D&O Green Technologies Bhd.(1)(2)	51,800	6,233
Dagang NeXchange Bhd.(1)(2)	3,645,000	248,472
Dayang Enterprise Holdings Bhd.(1)	1,762,520	812,308
Dialog Group Bhd.(1)	1,444,300	654,019
DRB-Hicom Bhd.	844,200	264,553
Dufu Technology Corp. Bhd.	389,200	161,042
Duopharma Biotech Bhd.	10,630	4,069
DXN Holdings Bhd.	157,600	20,235
Eastern & Oriental Bhd.(1)(2)	1,449,600	275,368
Eco World Development Group Bhd.	1,429,400	826,096
ECO-Shop Marketing Bhd.	115,500	47,655
EG Industries Bhd.(1)	992,800	287,452
Ekovest Bhd.(2)	6,537,500	419,837
Engtex Group Bhd.	257,000	36,985
Ewi Capital Bhd.(2)	194,300	10,490
Farm Fresh Bhd.	2,514,400	1,693,056
Formosa Prosonic Industries Bhd.	28,500	8,632
Fraser & Neave Holdings Bhd.(1)	183,800	1,649,362
Frontken Corp. Bhd.(1)	1,174,550	1,130,757
Gamuda Bhd.(1)	6,316,432	6,794,799
Gas Malaysia Bhd.	317,900	391,863
Genting Bhd.(1)	5,103,200	3,707,629

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Genting Malaysia Bhd.(1)	4,247,300	$2,293,569
Genting Plantations Bhd.	105,000	137,845
Globetronics Technology Bhd.(2)	102,800	6,710
Greatech Technology Bhd.(1)(2)	467,200	252,805
HAP Seng Consolidated Bhd.	65,700	48,105
Hap Seng Plantations Holdings Bhd.	58,900	32,556
Hartalega Holdings Bhd.(1)(2)	2,464,400	559,963
Heineken Malaysia Bhd.(1)	213,000	1,347,518
Hengyuan Refining Co. Bhd.(1)(2)	422,200	99,129
Hextar Global Bhd.(1)	1,019,560	209,659
HI Mobility Bhd.	34,200	20,450
Hiap Teck Venture Bhd.	2,832,000	196,071
Hibiscus Petroleum Bhd.(1)	2,011,360	828,659
Hong Leong Bank Bhd.(1)	881,100	5,270,136
Hong Leong Capital Bhd.	24,300	21,724
Hong Leong Financial Group Bhd.	88,200	482,792
Hup Seng Industries Bhd.	493,800	130,632
IHH Healthcare Bhd.	1,687,000	3,944,394
IJM Corp. Bhd.(1)	4,025,000	2,592,888
Inari Amertron Bhd.(1)	634,500	230,826
Innoprise Plantations Bhd.	67,500	32,586
Insas Bhd.	117,400	27,164
IOI Corp. Bhd.(1)	1,309,400	1,331,408
IOI Properties Group Bhd.(1)	4,301,800	3,813,137
Iskandar Waterfront City Bhd.(2)	1,956,200	130,515
ITMAX SYSTEM Bhd.(1)	101,300	123,140
Jaya Tiasa Holdings Bhd.(1)	2,439,700	695,546
JCY International Bhd.(2)	356,200	30,518
Johor Plantations Group Bhd.(1)	4,692,500	1,869,096
Kelington Group Bhd.(1)	1,447,300	2,030,514
Kerjaya Prospek Group Bhd.	502,200	332,815
Kinergy Advancement Bhd.(2)	2,266,800	229,762
Kossan Rubber Industries Bhd.(1)	1,304,100	337,940
KPJ Healthcare Bhd.(1)	3,343,400	2,513,253
KSL Holdings Bhd.(1)	1,265,768	1,004,177
Kuala Lumpur Kepong Bhd.	311,105	1,517,493
Kumpulan Perangsang Selangor Bhd.	6,000	924
LBS Bina Group Bhd.	704,800	85,073
Leong Hup International Bhd.	3,569,700	701,428
Lotte Chemical Titan Holding Bhd.(1)(2)	712,000	53,815
Mah Sing Group Bhd.(1)	5,065,300	1,522,205
Malakoff Corp. Bhd.(1)	5,845,200	1,178,118
Malayan Banking Bhd.(1)	5,522,610	16,968,795
Malayan Cement Bhd.	325,000	717,916
Malayan Flour Mills Bhd.	441,400	75,971
Malaysia Marine & Heavy Engineering Holdings Bhd.(2)	101,700	9,539
Malaysia Smelting Corp. Bhd.	648,600	321,263
Malaysian Pacific Industries Bhd.(1)	94,700	775,189
Malaysian Resources Corp. Bhd.(1)	6,234,900	496,688
Matrix Concepts Holdings Bhd.(1)	765,850	277,534
Maxis Bhd.(1)	2,705,400	2,697,112
MBM Resources Bhd.	60,700	77,834
MBSB Bhd.	5,020,592	921,768

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Media Prima Bhd.	407,400	$31,852
Mega First Corp. Bhd.	360,400	285,724
Mi Technovation Bhd.	39,300	30,813
MISC Bhd.	1,401,600	2,906,137
MNRB Holdings Bhd.	10,700	7,806
Mr. DIY Group M Bhd.(1)	5,215,500	2,399,294
MSM Malaysia Holdings Bhd.(2)	100,100	23,236
Muda Holdings Bhd.	27,400	5,614
Naim Holdings Bhd.(2)	62,500	11,315
Nationgate Holdings Bhd.	410,600	91,087
Nestle Malaysia Bhd.(1)	94,700	2,673,919
NEXG Bhd.(1)(2)	6,165,200	443,478
OSK Holdings Bhd.	30,000	13,096
Padini Holdings Bhd.	4,800	2,294
Pantech Group Holdings Bhd.	203,100	35,469
Pecca Group Bhd.(1)	824,600	355,990
Pentamaster Corp. Bhd.(1)(2)	316,900	267,795
Perak Transit Bhd.	697,000	47,391
Perdana Petroleum Bhd.(2)	1,772,700	66,252
Petron Malaysia Refining & Marketing Bhd.	26,800	28,618
Petronas Chemicals Group Bhd.(1)	2,652,600	2,045,402
Petronas Dagangan Bhd.(1)	422,700	2,387,666
Petronas Gas Bhd.	609,600	2,811,028
PIE Industrial Bhd.	94,900	37,471
Power Root Bhd.	5,100	1,533
PPB Group Bhd.(1)	718,200	2,006,471
Press Metal Aluminium Holdings Bhd.(1)	2,715,100	4,971,862
Public Bank Bhd.(1)	9,952,000	12,601,516
QL Resources Bhd.(1)	1,520,900	1,594,066
Ranhill Utilities Bhd.(2)	1,187,415	529,995
RGB International Bhd.	3,492,500	215,059
RHB Bank Bhd.	3,698,251	7,980,430
Sam Engineering & Equipment M Bhd.	78,300	66,980
Sarawak Oil Palms Bhd.	198,850	196,651
Sarawak Plantation Bhd.	45,200	41,342
Scientex Bhd.	310,800	301,638
SD Guthrie Bhd.	4,156,357	6,140,417
SEG International Bhd.	12,300	2,039
Shin Yang Group Bhd.	489,500	103,133
Sime Darby Bhd.	6,635,000	4,164,943
Sime Darby Property Bhd.(1)	8,181,100	3,045,680
SKP Resources Bhd.	118,000	14,845
SNS Network Technology Bhd.	1,596,900	192,456
Solarvest Holdings Bhd.(1)(2)	124,300	70,897
Southern Cable Group Bhd.(1)	331,100	177,521
SP Setia Bhd. Group(1)	4,413,600	1,036,435
Spritzer Bhd.	174,700	132,387
Sunway Bhd.(1)	2,519,948	3,788,947
Sunway Construction Group Bhd.(1)	1,307,700	2,368,558
Supermax Corp. Bhd.(1)(2)	4,052,786	291,316
Syarikat Takaful Malaysia Keluarga Bhd.	111,174	91,677
Ta Ann Holdings Bhd.	165,600	196,935
Tanco Holdings Bhd.(1)(2)	1,224,600	500,509

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
TASCO Bhd.	91,000	$10,046
TDM Bhd.	278,600	12,878
Telekom Malaysia Bhd.(1)	2,875,900	5,505,400
Tenaga Nasional Bhd.(1)	7,989,100	29,503,414
TH Plantations Bhd.	360,200	55,031
Thong Guan Industries Bhd.	44,400	13,451
TIME dotCom Bhd.(1)	2,484,400	3,880,832
Tiong NAM Logistics Holdings Bhd.(2)	97,990	20,616
Top Glove Corp. Bhd.(1)	4,271,600	636,005
Tropicana Corp. Bhd.(2)	124,682	40,075
TSH Resources Bhd.(2)	1,041,700	326,488
Uchi Technologies Bhd.	42,900	33,621
UEM Sunrise Bhd.	1,481,300	218,613
Unisem M Bhd.(1)	340,800	274,201
United Plantations Bhd.(1)	493,850	3,743,556
UOA Development Bhd.	1,700	825
UWC Bhd.(1)(2)	95,100	109,618
Velesto Energy Bhd.	25,160,400	1,974,235
ViTrox Corp. Bhd.(1)	214,700	253,349
VS Industry Bhd.(1)	1,836,344	162,785
Wasco Bhd.	136,000	34,958
WAVEFRONT Bhd.(2)	394,600	14,671
WCE Holdings Bhd.(2)	369,000	65,905
WCT Holdings Bhd.(1)(2)	5,088,000	705,966
Westports Holdings Bhd.	815,085	1,289,068
Yinson Holdings Bhd.(1)	1,827,332	1,103,484
YTL Corp. Bhd.(1)	2,617,213	1,235,648
YTL Power International Bhd.(1)	4,789,900	3,477,182
Zetrix Ai Bhd.(1)	12,608,946	2,658,219
		266,785,219
Mexico — 2.3%
Alpek SAB de CV(1)(2)	3,202,352	1,530,331
Alsea SAB de CV	1,679,016	5,930,469
America Movil SAB de CV, ADR	1,843,571	47,969,717
Arca Continental SAB de CV(1)	439,802	5,309,188
Banco del Bajio SA	3,166,829	10,560,387
Becle SAB de CV(1)	38,227	38,822
Bolsa Mexicana de Valores SAB de CV	207,553	456,997
Cemex SAB de CV, ADR	1,937,367	24,236,461
Coca-Cola Femsa SAB de CV	1,476,620	16,420,131
Consorcio ARA SAB de CV	34,198	9,333
Controladora Vuela Cia de Aviacion SAB de CV, ADR(2)	500,207	4,311,784
Corp. Inmobiliaria Vesta SAB de CV	2,500,992	9,186,665
El Puerto de Liverpool SAB de CV, Class C1(1)	7,605	47,550
Fomento Economico Mexicano SAB de CV, ADR	168,440	18,919,181
GCC SAB de CV	242,299	2,822,695
Genomma Lab Internacional SAB de CV, Class B(1)	1,902,129	2,018,983
Gentera SAB de CV	8,122,836	23,578,015
Gruma SAB de CV, B Shares	812,539	14,650,424
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	166,606	20,352,589
Grupo Aeroportuario del Pacifico SAB de CV, ADR	82,805	21,592,232
Grupo Aeroportuario del Sureste SAB de CV, ADR(1)	41,535	14,938,893
Grupo Bimbo SAB de CV, Series A(1)	347,410	1,262,796

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Grupo Carso SAB de CV, Series A1(1)	292,492	$2,291,601
Grupo Comercial Chedraui SA de CV	947,262	6,065,733
Grupo Financiero Banorte SAB de CV, Class O	6,521,753	74,158,338
Grupo Financiero Inbursa SAB de CV, Class O	5,624,983	14,325,383
Grupo GICSA SAB de CV(2)	21,090	3,662
Grupo Industrial Saltillo SAB de CV(2)	26,514	19,999
Grupo Mexico SAB de CV, Series B	4,052,689	51,361,044
Grupo Rotoplas SAB de CV(1)	173	114
Grupo Televisa SAB, ADR	2,956,043	8,720,327
Grupo Traxion SAB de CV(2)	14	11
Industrias Penoles SAB de CV(2)	474,539	30,207,706
Kimberly-Clark de Mexico SAB de CV, A Shares	3,754,880	9,416,634
La Comer SAB de CV	300,863	680,619
Megacable Holdings SAB de CV(1)	2,953,149	11,452,841
Nemak SAB de CV(2)	3,247,563	610,969
Ollamani SAB(1)(2)	166,005	732,573
Operadora De Sites Mexicanos SAB de CV(1)	171,809	153,233
Orbia Advance Corp. SAB de CV(1)(2)	1,094,088	1,290,899
Promotora de Hoteles Norte 19 SAB de CV(2)	9,494	3,545
Promotora y Operadora de Infraestructura SAB de CV	587,032	9,670,587
Qualitas Controladora SAB de CV(1)	474,698	4,630,662
Regional SAB de CV	212,792	1,988,670
Sigma Foods SAB de CV, Class A(1)	12,965,360	14,529,755
Wal-Mart de Mexico SAB de CV	3,198,161	10,380,746
		498,839,294
Peru — 0.6%
Cia de Minas Buenaventura SAA, ADR	1,165,786	50,909,875
Credicorp Ltd.	143,554	49,724,235
Intercorp Financial Services, Inc.	75,771	3,665,801
Southern Copper Corp.	114,839	25,069,402
		129,369,313
Philippines — 0.5%
Aboitiz Equity Ventures, Inc.	1,825,690	1,083,229
Aboitiz Power Corp.	28,900	22,203
ACEN Corp.	681,840	33,197
Alliance Global Group, Inc.	1,286,700	192,056
Apex Mining Co., Inc.	3,452,000	1,048,512
Ayala Corp.	544,210	5,660,329
Ayala Land, Inc.	15,772,200	5,715,413
AyalaLand Logistics Holdings Corp.(2)	28,000	656
Bank of the Philippine Islands	3,039,711	6,114,012
BDO Unibank, Inc.	5,011,322	11,917,691
Cebu Air, Inc.(2)	19,350	12,705
Century Pacific Food, Inc.	846,300	586,052
Converge Information & Communications Technology Solutions, Inc.	11,819,200	2,951,077
Cosco Capital, Inc.	227,200	28,600
DigiPlus Interactive Corp.	2,945,600	821,298
DITO CME Holdings Corp.(2)	425,200	5,013
DMCI Holdings, Inc.	8,803,300	1,473,667
East West Banking Corp.	65,600	15,319
Filinvest Land, Inc.	519,000	7,284
Ginebra San Miguel, Inc.	7,600	38,693
Global Ferronickel Holdings, Inc.(2)	757,000	31,237

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Globe Telecom, Inc.	20,439	$617,010
GT Capital Holdings, Inc.	325,410	3,780,813
International Container Terminal Services, Inc.	1,651,110	20,582,666
JG Summit Holdings, Inc.	3,680,624	1,915,045
Jollibee Foods Corp.	1,235,990	4,590,617
LT Group, Inc.	1,454,900	394,111
Manila Electric Co.	161,660	1,787,991
Manila Water Co., Inc.	5,609,000	3,920,411
Megaworld Corp.	3,778,800	148,098
Metropolitan Bank & Trust Co.	7,808,150	10,427,099
Monde Nissin Corp.	1,522,300	173,959
Nickel Asia Corp.	1,572,800	148,576
OceanaGold Philippines, Inc.	180,300	121,856
Petron Corp.	137,700	6,715
Philippine National Bank	548,770	611,085
PLDT, Inc., ADR(1)	252,629	6,045,412
Puregold Price Club, Inc.	2,289,500	1,666,982
Robinsons Land Corp.	1,384,600	444,274
Robinsons Retail Holdings, Inc.	128,010	84,621
Security Bank Corp.	896,870	1,148,268
Semirara Mining & Power Corp.	1,570,100	762,071
Shell Pilipinas Corp.(2)	7,000	1,395
SM Investments Corp.	93,825	1,146,769
SM Prime Holdings, Inc.	11,996,200	4,469,114
Synergy Grid & Development Phils, Inc.	2,041,800	707,342
Universal Robina Corp.	1,084,770	1,504,128
Vista Land & Lifescapes, Inc.	266,100	5,402
Wilcon Depot, Inc.	1,800	213
		104,970,286
Poland — 1.3%
Alior Bank SA	572,548	19,199,263
Allegro.eu SA(2)	726,124	5,650,676
AmRest Holdings SE	9,743	33,861
Asseco Poland SA	1,893	93,538
Bank Handlowy w Warszawie SA	14,166	472,703
Bank Millennium SA(2)	2,816,089	13,695,607
Bank Polska Kasa Opieki SA	402,930	25,529,948
Benefit Systems SA(2)	4,539	4,910,471
Budimex SA	35,398	7,983,406
CD Projekt SA	116,412	7,905,644
Cyfrowy Polsat SA(1)(2)	49,100	174,286
Diagnostyka SA	31,267	1,655,234
Dino Polska SA(2)	1,142,006	12,840,826
Enea SA	488,762	3,379,397
Eurocash SA(2)	42,741	75,695
Grupa Azoty SA(1)(2)	33,832	156,888
Grupa Kety SA	31,085	9,412,476
Jastrzebska Spolka Weglowa SA(1)(2)	553,358	4,205,646
KGHM Polska Miedz SA(2)	255,560	24,099,810
KRUK SA	40,577	5,263,179
LPP SA	1,398	8,089,617
Lubelski Wegiel Bogdanka SA(2)	857	4,830
mBank SA(2)	22,853	6,641,902

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Modivo SA(1)(2)	58,791	$1,824,259
Orange Polska SA	3,554,259	13,951,960
ORLEN SA	1,040,439	33,511,694
Pepco Group NV(1)	689,914	5,697,009
PGE Polska Grupa Energetyczna SA(2)	1,847,430	5,834,446
Powszechna Kasa Oszczednosci Bank Polski SA	1,084,389	28,095,052
Powszechny Zaklad Ubezpieczen SA	760,591	14,410,010
Santander Bank Polska SA	56,746	9,424,724
Tauron Polska Energia SA(2)	420,629	1,384,816
TEN Square Games SA(1)	598	17,463
Text SA	14,174	150,827
XTB SA	157,257	3,916,221
Zabka Group SA(2)	405,133	2,535,132
		282,228,516
Qatar — 0.2%
Baladna(2)	3,542,850	1,210,527
Barwa Real Estate Co.	2,058,386	1,448,031
Commercial Bank PSQC	1,444,214	1,922,609
Doha Bank QPSC(2)	3,001,198	2,432,450
Dukhan Bank	615,609	604,864
Estithmar Holding QPSC(2)	983,958	1,025,684
Gulf International Services QSC	645,481	461,281
Industries Qatar QSC	399,339	1,325,101
Mazaya Real Estate Development QPSC(2)	1,290,965	209,990
Mesaieed Petrochemical Holding Co.	1,742,216	500,214
Nebras Energy	31,242	126,666
Ooredoo QPSC	722,103	2,688,748
Qatar Fuel QSC	261,148	1,061,696
Qatar Gas Transport Co. Ltd.	1,548,519	2,094,484
Qatar International Islamic Bank QSC	313,658	972,057
Qatar Islamic Bank QPSC	750,803	4,884,454
Qatar National Bank QPSC	4,404,486	23,383,112
Qatar Navigation QSC	137,846	423,666
Vodafone Qatar PQSC(2)	1,158,593	846,999
		47,622,633
Russia(3) — 0.0%
Gazprom PJSC(2)	1,738,516	2
Gazprom PJSC, ADR(2)	13,735	2
Globaltrans Investment PLC, GDR(2)	112,592	11
GMK Norilskiy Nickel PAO(2)	749,200	10
LUKOIL PJSC(2)	69,112	—
LUKOIL PJSC, ADR(2)	2,950	—
Magnit PJSC(2)	9,702	—
Mechel PJSC(2)	22,684	—
MMC Norilsk Nickel PJSC, ADR(2)	6	—
MMC Norilsk Nickel PJSC, (NASDAQ), ADR(2)	9	—
Mobile TeleSystems PJSC, ADR(2)	58,032	6
Novatek PJSC(2)	38,550	—
Novolipetsk Steel PJSC(2)	405,900	1
PhosAgro PJSC(2)	14,221	—
PhosAgro PJSC, GDR(2)	275	—
PhosAgro PJSC, GDR(2)	2	—
Ros Agro PLC, GDR(2)	2,060	—
Rosneft Oil Co. PJSC(2)	192,337	—

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Severstal PAO, GDR(2)	53,821	$6
Tatneft PJSC(2)	223,476	—
VTB Bank PJSC(2)	287,928	—
X5 Retail Group NV, GDR(2)	13,628	1
		39
Saudi Arabia — 1.8%
Abdullah Al Othaim Markets Co.	458,721	750,850
ACWA Power Co.(2)	26,463	1,167,091
Ades Holding Co.	2,081,165	9,911,517
Advanced Building Industries Co.(2)	14,595	142,161
Al Babtain Power & Telecommunication Co.	133,581	2,230,482
Al Jouf Agricultural Development Co.	4,355	56,800
Al Khaleej Training & Education Co.(2)	31,904	156,045
Al Majed for Oud Co.	22,332	987,525
Al Masane Al Kobra Mining Co.	70,626	1,838,867
Al Moammar Information Systems Co.	6,723	276,393
Al Rajhi Bank	2,072,265	55,574,238
Al Rajhi Co. for Co-operative Insurance(2)	11,278	223,538
Alaseel Co.	42,753	40,287
Al-Dawaa Medical Services Co.	23,785	310,014
Aldrees Petroleum & Transport Services Co.	86,812	2,703,752
Alinma Bank	3,967,517	29,469,756
AlKhorayef Water & Power Technologies Co.	2,379	73,207
Almarai Co. JSC	812,828	8,641,988
Almawarid Manpower Co.	8,370	174,370
Alujain Corp.	62,824	361,398
Amlak International Finance Co.(2)	51,175	140,450
Arab National Bank	1,758,515	9,646,839
Arabian Cement Co.	29,461	175,642
Arabian Centres Co.	538,200	2,595,724
Arabian Contracting Services Co.(2)	15,555	438,946
Arabian Drilling Co.	106,276	2,536,786
Arabian Internet & Communications Services Co.	14,968	745,098
Arabian Pipes Co.	237,243	297,475
Arriyadh Development Co.	27,011	129,903
Astra Industrial Group Co.	30,034	1,023,087
Ayyan Investment Co.(2)	23,177	67,371
BAAN Holding Group Co.(2)	320,880	151,959
Bank AlBilad	1,571,344	10,680,454
Bank Al-Jazira	818,602	2,515,988
Banque Saudi Fransi	2,306,752	12,183,472
Bupa Arabia for Cooperative Insurance Co.	20,188	956,053
Co. for Cooperative Insurance	105,457	3,809,568
Dallah Healthcare Co.	10,104	267,188
Dar Al Arkan Real Estate Development Co.(2)	714,290	3,803,318
Derayah Financial Co.	67,314	412,065
Dr. Sulaiman Al Habib Medical Services Group Co.	39,898	2,456,144
East Pipes Integrated Co. for Industry	45,060	1,684,813
Eastern Province Cement Co.	16,309	101,076
Electrical Industries Co.	1,215,090	4,770,616
Elm Co.	8,671	1,478,174
Etihad Etisalat Co.	712,060	12,188,521
Etihad GO Telecom Co.	34,616	795,282

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Fawaz Abdulaziz Al Hokair & Co.(2)	66,047	$287,872
flynas Co. SJSC(2)	67,720	1,053,577
Fourth Milling Co.	292,536	283,913
Jabal Omar Development Co.(2)	808,108	3,203,361
Jarir Marketing Co.	842,437	3,140,841
Leejam Sports Co. JSC	24,781	542,405
Lumi Rental Co.(2)	5,543	57,236
Maharah Human Resources Co.	420,842	673,925
Makkah Construction & Development Co.	22,504	469,291
Middle East Healthcare Co.	9,920	83,466
Middle East Paper Co.(2)	38,036	173,532
Middle East Pharmaceutical Co.	1,108	30,764
Mobile Telecommunications Co. Saudi Arabia	531,998	1,628,457
Modern Mills Co.	2,866	19,746
Mouwasat Medical Services Co.	111,880	1,898,141
Nahdi Medical Co.	27,257	721,414
Najran Cement Co.(2)	18,067	30,521
Naseej International Trading Co.(2)	3,267	19,201
National Agriculture Development Co.(2)	209,572	959,184
National Gas & Industrialization Co.	6,769	141,841
National Industrialization Co.(2)	445,288	994,346
Power & Water Utility Co. for Jubail & Yanbu(2)	7,803	64,744
Rasan Information Technology Co.(2)	41,185	1,424,334
Retal Urban Development Co.	217,975	778,526
Riyad Bank	2,293,702	16,925,425
Riyadh Cement Co.	91,474	571,963
SABIC Agri-Nutrients Co.	183,325	6,042,458
Sahara International Petrochemical Co.	640,979	2,368,350
SAL Saudi Logistics Services	55,219	2,380,541
Saudi Arabian Mining Co.(2)	499,317	9,323,450
Saudi Arabian Oil Co.	6,609,630	44,050,083
Saudi Aramco Base Oil Co.	34,919	848,266
Saudi Automotive Services Co.(2)	24,534	346,170
Saudi Awwal Bank	1,574,733	14,336,949
Saudi Basic Industries Corp.	424,995	6,142,023
Saudi Cement Co.	62,835	551,812
Saudi Chemical Co. Holding	887,466	1,740,152
Saudi Co. For Hardware CJSC(2)	4,659	28,534
Saudi Electricity Co.	635,164	2,288,142
Saudi Ground Services Co.	48,205	416,589
Saudi Investment Bank	277,762	998,552
Saudi Kayan Petrochemical Co.(2)	1,950,008	2,499,317
Saudi Manpower Solutions Co.	112,587	159,290
Saudi National Bank	3,911,964	43,344,028
Saudi Paper Manufacturing Co.(2)	9,558	130,785
Saudi Pharmaceutical Industries & Medical Appliances Corp.(2)	128,864	963,361
Saudi Research & Media Group(2)	10,954	238,581
Saudi Steel Pipe Co.	34,058	348,988
Saudi Tadawul Group Holding Co.	14,939	544,326
Saudi Telecom Co.	1,149,310	12,803,330
Saudia Dairy & Foodstuff Co.	7,054	374,610
Savola Group(2)	396,964	2,383,355
Seera Group Holding(2)	307,779	1,882,923

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
SHL Finance Co.(2)	5,877	$25,492
Specialized Medical Co.	100,358	498,105
Sport Clubs Co.(2)	127,396	233,233
Sustained Infrastructure Holding Co.	64,839	462,559
Theeb Rent A Car Co.	34,903	295,640
United Electronics Co.	48,909	1,077,486
United International Transportation Co.	48,432	521,669
Yamama Cement Co.	63,045	411,321
Yanbu Cement Co.	59,458	227,226
Yanbu National Petrochemical Co.	177,197	1,191,145
		389,799,158
Singapore — 0.0%
Sunpower Group Ltd.(2)	104,600	41,435
South Africa — 4.7%
Absa Group Ltd.	2,442,728	41,745,650
AECI Ltd.	793,333	5,484,196
African Rainbow Minerals Ltd.(1)	692,675	10,910,332
Anglogold Ashanti PLC	168,384	21,541,934
Anglogold Ashanti PLC (New York)	1,133,359	144,809,279
Aspen Pharmacare Holdings Ltd.	1,017,733	8,658,288
Astral Foods Ltd.	27,511	481,463
AVI Ltd.	1,531,413	10,802,484
Bid Corp. Ltd.	343,530	9,086,315
Bidvest Group Ltd.	441,722	6,996,779
Boxer Retail Ltd.(1)	50,641	224,963
Capitec Bank Holdings Ltd.	100,880	30,060,158
Cashbuild Ltd.	894	8,573
City Lodge Hotels Ltd.	91,493	27,587
Clicks Group Ltd.	534,798	10,700,825
Coronation Fund Managers Ltd.	281,778	889,699
DataTec Ltd.	100,954	488,817
Dis-Chem Pharmacies Ltd.(1)	618,707	1,438,009
Discovery Ltd.	888,730	14,562,239
E Media Holdings Ltd.(1)	369,054	51,903
Exxaro Resources Ltd.	799,945	9,953,835
Famous Brands Ltd.	12,976	45,812
FirstRand Ltd.	7,396,861	46,094,200
Fortress Real Estate Investments Ltd., Class B	519,523	856,415
Foschini Group Ltd.	1,170,895	6,376,451
Gold Fields Ltd., ADR	1,664,994	97,968,247
Harmony Gold Mining Co. Ltd., ADR	2,316,383	52,697,713
Impala Platinum Holdings Ltd.	2,076,818	46,137,933
Investec Ltd.	129,064	1,109,750
KAL Group Ltd.	1,532	4,483
KAP Ltd.(2)	1,542,797	209,753
Kumba Iron Ore Ltd.	76,392	1,765,728
Life Healthcare Group Holdings Ltd.	2,993,257	2,276,322
Metair Investments Ltd.(2)	41,971	12,556
Momentum Group Ltd.	7,330,149	18,625,570
Motus Holdings Ltd.	599,358	5,069,348
Mr. Price Group Ltd.	712,765	8,212,952
MTN Group Ltd.	3,023,389	39,325,571
Naspers Ltd., N Shares	574,435	31,967,682

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Nedbank Group Ltd.	1,318,098	$26,075,175
NEPI Rockcastle NV(2)	1,628,912	15,146,964
Netcare Ltd.	2,976,862	3,210,022
Ninety One Ltd.	138,645	474,200
Northam Platinum Holdings Ltd.	1,411,144	38,628,431
Nutun Ltd.(2)	27,574	2,259
Oceana Group Ltd.	577	1,941
Old Mutual Ltd.	19,397,997	20,077,534
Omnia Holdings Ltd.	1,300,722	7,301,155
OUTsurance Group Ltd.	1,644,728	7,593,103
Pepkor Holdings Ltd.	170,796	284,363
Pick n Pay Stores Ltd.(1)(2)	373,717	454,618
PPC Ltd.	902,618	375,035
Raubex Group Ltd.	35,631	127,985
Reinet Investments SCA	398,586	14,033,267
Remgro Ltd.	1,246,441	15,172,575
Reunert Ltd.	2,191	9,044
RFG Holdings Ltd.	19,543	31,267
Sanlam Ltd.	2,454,113	16,391,355
Santam Ltd.	13,694	376,659
Sappi Ltd.(1)(2)	4,327,836	4,575,042
Sasol Ltd., ADR(2)	1,294,919	11,550,677
Shoprite Holdings Ltd.	856,736	14,252,504
Sibanye Stillwater Ltd., ADR(2)	2,456,631	43,506,935
SPAR Group Ltd.(1)(2)	900,304	3,968,550
Standard Bank Group Ltd.	2,139,465	43,087,752
Sun International Ltd.	36,034	100,054
Super Group Ltd.	56,705	61,136
Telkom SA SOC Ltd.	3,000,773	12,144,749
Thungela Resources Ltd.(1)	1,007,493	7,054,686
Tiger Brands Ltd.	360,886	7,218,911
Truworths International Ltd.(1)	1,555,087	5,874,462
Tsogo Sun Ltd.	11,283	5,284
Valterra Platinum Ltd.	66,943	7,859,915
Vodacom Group Ltd.	1,089,490	11,118,382
Wilson Bayly Holmes-Ovcon Ltd.	24,839	329,725
Woolworths Holdings Ltd.	1,562,836	5,358,134
Zeda Ltd.	232,331	200,156
Zeder Investments Ltd.(2)	120,266	9,544
		1,031,723,364
South Korea — 17.7%
ABLBio, Inc.(2)	23,584	3,171,184
Able C&C Co. Ltd.	10,459	83,575
Advanced Process Systems Corp.(2)	4,807	76,912
Aekyung Chemical Co. Ltd.(2)	36,696	266,852
Aekyung Industrial Co. Ltd.	9,128	101,995
Agabang & Co.(2)	50,751	174,902
Ahnlab, Inc.	1,317	59,682
Alteogen, Inc.	3,978	1,126,910
Amorepacific Corp.	15,952	1,677,195
Amorepacific Holdings Corp.	33,558	730,623
Ananti, Inc.(2)	156,492	935,737
APR Corp.	55,617	12,068,038

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Aprogen Biologics, Inc.(2)	56,344	$12,840
Aprogen, Inc.(2)	5,729	1,561
Asiana Airlines, Inc.(2)	62,870	339,010
BGF Co. Ltd.	12,496	38,199
BGF retail Co. Ltd.	32,999	2,857,794
BH Co. Ltd.	65,402	877,148
BHI Co. Ltd.(2)	5,379	349,472
Binex Co. Ltd.(2)	11,370	125,574
Binggrae Co. Ltd.	18,681	1,062,567
Bioneer Corp.(2)	5,617	50,374
BNK Financial Group, Inc.	666,788	9,232,491
Boditech Med, Inc.	886	8,197
Boryung	67,616	467,789
Bukwang Pharmaceutical Co. Ltd.	19,091	74,422
Byucksan Corp.	60,494	83,908
Caregen Co. Ltd.	12,678	1,206,158
Celltrion Pharm, Inc.	9,698	483,566
Celltrion, Inc.	61,208	10,133,685
CG Invites Co. Ltd.(2)	6,932	6,998
Chabiotech Co. Ltd.(2)	15,746	236,366
Cheil Worldwide, Inc.	130,330	1,987,215
Chong Kun Dang Pharmaceutical Corp.	19,356	1,255,333
Chongkundang Holdings Corp.(2)	112	4,057
Chunbo Co. Ltd.(2)	124	4,648
CJ CGV Co. Ltd.(2)	245,235	944,508
CJ CheilJedang Corp.	24,269	3,606,837
CJ Corp.	23,667	3,596,195
CJ ENM Co. Ltd.(2)	63,427	3,201,013
CJ Logistics Corp.	31,716	2,902,945
Classys, Inc.(2)	25,115	1,018,443
Com2uSCorp(2)	6,964	173,635
Cosmax, Inc.(2)	23,649	3,123,811
CosmoAM&T Co. Ltd.(2)	5,349	217,294
Coway Co. Ltd.(2)	114,460	6,503,126
CS Wind Corp.(2)	38,075	1,421,001
Cuckoo Holdings Co. Ltd.(2)	2,944	60,704
Cuckoo Homesys Co. Ltd.(2)	4,724	85,610
Daeduck Electronics Co. Ltd.	57,273	2,499,449
Daehan Flour Mill Co. Ltd.	490	53,016
Daesang Corp.	57,895	907,101
Daesung Holdings Co. Ltd.	377	2,370
Daewon Pharmaceutical Co. Ltd.	2,047	16,250
Daewoo Engineering & Construction Co. Ltd.(2)	224,599	1,588,191
Daewoong Co. Ltd.	25,783	483,625
Daewoong Pharmaceutical Co. Ltd.	1,900	232,320
Daishin Securities Co. Ltd.	98,353	3,072,206
D'Alba Global Co. Ltd.	3,881	457,658
Daol Investment & Securities Co. Ltd.	111,644	363,975
Daou Data Corp.	30,424	560,954
Daou Technology, Inc.	110,195	4,167,094
DB HiTek Co. Ltd.	140,014	9,343,136
DB Insurance Co. Ltd.	108,597	13,796,725
DB Securities Co. Ltd.	15,821	172,264

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Dentium Co. Ltd.(2)	9,297	$325,945
DI Dong Il Corp.(2)	29,432	491,748
DIO Corp.(2)	879	10,891
DL E&C Co. Ltd.(2)	62,598	2,222,806
DL Holdings Co. Ltd.(2)	43,820	1,574,864
DN Automotive Corp.	15,680	296,964
Dong-A Socio Holdings Co. Ltd.	3,491	283,355
Dong-A ST Co. Ltd.	2,856	103,927
Dongjin Semichem Co. Ltd.	156,837	5,997,503
DongKook Pharmaceutical Co. Ltd.	17,221	244,150
Dongkuk CM Co. Ltd.	30,636	127,010
Dongkuk Holdings Co. Ltd.	16,318	111,796
Dongkuk Steel Mill Co. Ltd.	75,378	537,723
Dongsuh Cos., Inc.	13,157	250,454
Dongwha Pharm Co. Ltd.(2)	4,407	19,307
Dongwon Development Co. Ltd.	10,306	22,435
Dongwon Industries Co. Ltd.	14,102	421,142
Dongwon Systems Corp.	5,098	93,543
Doosan Bobcat, Inc.	67,810	3,057,739
Doosan Co. Ltd.	327	290,961
Doosan Enerbility Co. Ltd.(2)	657,468	48,590,362
Doosan Fuel Cell Co. Ltd.(2)	36,769	1,017,358
Doosan Tesna, Inc.	13,196	625,521
DoubleUGames Co. Ltd.(2)	8,785	323,418
Douzone Bizon Co. Ltd.	16,898	1,389,019
Dreamtech Co. Ltd.	15,774	85,444
Duk San Neolux Co. Ltd.(2)	1,529	44,367
Easy Bio, Inc.(2)	465	2,373
Easy Holdings Co. Ltd.(2)	1	6
Ecopro BM Co. Ltd.(2)	15,227	2,345,305
Ecopro Co. Ltd.(2)	26,665	3,424,089
Ecopro HN Co. Ltd.	24,612	653,410
E-MART, Inc.	51,280	3,741,456
Eo Technics Co. Ltd.(2)	7,224	2,106,069
Eugene Corp.	22,122	73,169
Eugene Investment & Securities Co. Ltd.	168,284	620,698
Eugene Technology Co. Ltd.	5,418	505,612
F&F Co. Ltd.	27,933	1,369,556
Foosung Co. Ltd.(2)	7,436	41,582
Genexine, Inc.(2)	1,908	5,796
GOLFZON Co. Ltd.(2)	7,448	283,822
Gradiant Corp.	19,296	146,882
Grand Korea Leisure Co. Ltd.	57,743	525,334
Green Cross Corp.(2)	2,501	293,632
Green Cross Holdings Corp.(2)	2,440	26,966
GS Engineering & Construction Corp.	105,182	1,637,161
GS Holdings Corp.	128,057	6,120,197
GS P&L Co. Ltd.	15,273	544,647
GS Retail Co. Ltd.	131,722	2,013,237
HAESUNG DS Co. Ltd.	19,421	873,062
Han Kuk Carbon Co. Ltd.(2)	112,995	3,292,921
Hana Financial Group, Inc.	1,021,387	86,396,266
Hana Materials, Inc.	7,352	319,140

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Hana Micron, Inc.	148,772	$3,754,020
Hana Tour Service, Inc.	16,141	539,315
Handsome Co. Ltd.	13,246	218,702
Hanil Cement Co. Ltd.	35,893	453,496
Hanjin Kal Corp.(2)	674	73,052
Hanjin Logistics Corp.(2)	3,382	49,849
Hankook & Co. Co. Ltd.	26,512	576,835
Hankook Shell Oil Co. Ltd.	114	40,229
Hankook Tire & Technology Co. Ltd.	153,354	7,767,717
Hanmi Pharm Co. Ltd.(2)	5,573	2,296,074
Hanmi Science Co. Ltd.(2)	10,244	310,712
Hanmi Semiconductor Co. Ltd.	28,867	6,505,570
Hanon Systems(2)	310,833	1,002,354
Hansae Co. Ltd.	42,094	418,237
Hansol Chemical Co. Ltd.	14,141	3,318,182
Hansol Paper Co. Ltd.	4,250	26,103
Hansol Technics Co. Ltd.	34,469	148,551
Hanssem Co. Ltd.(2)	12,375	427,198
Hanwha Aerospace Co. Ltd.	92,384	76,797,252
Hanwha Corp.(2)	108,603	10,312,913
Hanwha Corp., Preference Shares(2)	11,101	433,067
Hanwha Engine(2)	73,978	2,775,485
Hanwha General Insurance Co. Ltd.(2)	185,904	986,439
Hanwha Investment & Securities Co. Ltd.(2)	297,708	1,729,665
Hanwha Life Insurance Co. Ltd.(2)	1,212,844	4,177,226
Hanwha Ocean Co. Ltd.(2)	26,270	2,577,579
Hanwha Solutions Corp.(2)	129,690	4,766,894
Hanwha Systems Co. Ltd.(2)	19,233	1,516,446
Hanwha Vision Co. Ltd.(2)	56,720	3,362,534
Harim Holdings Co. Ltd.	181,826	2,042,936
HD Construction Equipment Co. Ltd.	90,804	8,859,284
HD Hyundai Co. Ltd.	242,111	49,251,296
HD Hyundai Electric Co. Ltd.	31,929	23,309,941
HD Hyundai Energy Solutions Co. Ltd.(2)	3,807	274,614
HD Hyundai Heavy Industries Co. Ltd.	32,197	13,483,286
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	119,925	37,513,165
HDC Holdings Co. Ltd.	10,125	173,739
HDC Hyundai Development Co-Engineering & Construction, E Shares	66,672	1,072,679
HD-Hyundai Marine Engine(2)	33,048	2,006,818
Helixmith Co. Ltd.(2)	2,352	10,485
Hite Jinro Co. Ltd.	123,016	1,519,445
HJ Shipbuilding & Construction Co. Ltd.(2)	15,718	276,879
HL Holdings Corp.	3,576	123,338
HL Mando Co. Ltd.	213,635	9,313,396
HLB, Inc.(2)	35,315	1,269,513
HMM Co. Ltd.	311,936	4,623,531
Hotel Shilla Co. Ltd.(2)	43,445	1,447,041
HPSP Co. Ltd.	64,106	2,000,060
HS Hyosung Advanced Materials Corp.(2)	10,656	1,858,641
HS Hyosung Corp.(2)	1,182	54,685
HS Industries Co. Ltd.	11,046	26,966
Hugel, Inc.(2)	10,685	2,005,862
Humasis Co. Ltd.(2)	255,300	140,676

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Humedix Co. Ltd.	14,503	$429,644
Huons Co. Ltd.	1,038	20,589
Huons Global Co. Ltd.	1,022	44,903
Hwa Shin Co. Ltd.(2)	35,568	384,658
Hwaseung Enterprise Co. Ltd.	6,727	26,117
HYBE Co. Ltd.	12,753	3,428,670
Hyosung Chemical Corp.(2)	1,063	74
Hyosung Corp.	31,686	3,724,157
Hyosung Heavy Industries Corp.	10,275	20,140,976
Hyosung TNC Corp.	13,313	3,942,095
Hyundai Autoever Corp.	2,705	943,832
HYUNDAI Corp.	26,090	501,027
Hyundai Department Store Co. Ltd.	50,524	3,861,244
Hyundai Elevator Co. Ltd.	15,684	1,074,896
Hyundai Engineering & Construction Co. Ltd.	78,084	8,942,915
Hyundai GF Holdings	49,119	546,866
Hyundai Glovis Co. Ltd.	153,961	31,000,065
Hyundai Home Shopping Network Corp.	4,124	243,830
Hyundai Marine & Fire Insurance Co. Ltd.(2)	165,102	3,942,517
Hyundai Mobis Co. Ltd.	50,276	18,071,832
Hyundai Motor Co.	363,074	170,217,906
Hyundai Rotem Co. Ltd.	85,141	13,612,574
Hyundai Steel Co.	367,724	11,859,178
Hyundai Wia Corp.	77,753	5,467,603
ICD Co. Ltd.(2)	6,931	26,041
Il Dong Pharmaceutical Co. Ltd.(2)	137	3,692
Iljin Electric Co. Ltd.	39,422	2,450,691
Ilyang Pharmaceutical Co. Ltd.	8,045	54,738
iM Financial Group Co. Ltd.	465,656	5,951,177
iMarketKorea, Inc.	10,401	57,115
Industrial Bank of Korea	474,463	8,497,126
Innocean Worldwide, Inc.	27,253	379,689
Innox Advanced Materials Co. Ltd.(2)	13,820	336,203
Insun ENT Co. Ltd.(2)	15,244	45,581
Interflex Co. Ltd.(2)	344	2,850
INTOPS Co. Ltd.	26,498	362,758
IS Dongseo Co. Ltd.(2)	32,042	692,374
ISC Co. Ltd.	7,370	990,003
i-SENS, Inc.	7,170	117,010
ISU Chemical Co. Ltd.(2)	11,199	73,459
ISU Specialty Chemical(2)	13,735	1,098,953
IsuPetasys Co. Ltd.	57,923	5,157,698
JB Financial Group Co. Ltd.	254,450	5,610,790
Jeio Co. Ltd.(2)	7,752	44,466
Jeju Air Co. Ltd.(2)	46,039	194,881
Jin Air Co. Ltd.(2)	28,373	139,221
Jusung Engineering Co. Ltd.	110,147	4,302,805
JW Holdings Corp.(2)	1	3
JW Pharmaceutical Corp.(2)	30,933	779,232
JYP Entertainment Corp.(2)	46,836	2,269,272
K Car Co. Ltd.	27,462	284,401
Kakao Corp.	117,462	5,082,553
Kakao Games Corp.(2)	1,186	12,053

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
KakaoBank Corp.	66,731	$1,257,477
Kakaopay Corp.(2)	12,621	584,984
Kangwon Land, Inc.	212,576	2,812,453
KB Financial Group, Inc., ADR	885,417	97,395,870
KC Co. Ltd.	5,885	143,261
KC Tech Co. Ltd.	6,554	224,081
KCC Corp.	10,019	4,535,592
KCC Glass Corp.	11,552	232,918
KEPCO Engineering & Construction Co., Inc.(2)	10,854	1,319,589
KEPCO Plant Service & Engineering Co. Ltd.(2)	65,158	2,807,584
KG Chemical Corp.(2)	61,396	232,226
KG Dongbusteel	99,372	417,665
KG Eco Solution Co. Ltd.(2)	45,736	208,093
Kginicis Co. Ltd.	19,665	157,475
KH Vatec Co. Ltd.	14,211	173,725
Kia Corp.	720,612	102,894,437
KISCO Corp.	31,262	221,290
KISWIRE Ltd.(2)	2,301	37,570
KIWOOM Securities Co. Ltd.	88,540	28,629,601
Koh Young Technology, Inc.	9,468	209,462
Kolmar BNH Co. Ltd.(2)	10,254	99,639
Kolmar Holdings Co. Ltd.(2)	3,160	23,056
Kolmar Korea Co. Ltd.(2)	14,637	775,166
Kolon Corp.(2)	1,460	70,040
Kolon Industries, Inc.	47,036	2,212,592
KoMiCo Ltd.(2)	6,296	487,544
KONA I Co. Ltd.(2)	8,918	413,593
Korea Aerospace Industries Ltd.	83,204	11,056,067
Korea Circuit Co. Ltd.	10,726	440,579
Korea Electric Power Corp., ADR(1)	790,985	15,424,208
Korea Electric Terminal Co. Ltd.	10,553	593,032
Korea Gas Corp.	108,092	3,097,037
Korea Investment Holdings Co. Ltd.	231,777	41,676,650
Korea Line Corp.(2)	363,652	548,450
Korea Petrochemical Ind Co. Ltd.	4,037	532,457
Korea Real Estate Investment & Trust Co. Ltd.	68,819	76,998
Korea United Pharm, Inc.	5,778	80,475
Korean Air Lines Co. Ltd.(2)	285,010	5,554,063
Korean Reinsurance Co.	366,206	3,547,148
Krafton, Inc.	21,128	3,648,546
KT Corp.	92,055	4,096,417
KT Skylife Co. Ltd.(2)	12,012	42,598
Kum Yang Co. Ltd.(2)	37,215	64,030
Kumho Petrochemical Co. Ltd.(2)	26,218	2,793,230
Kumho Tire Co., Inc.(2)	287,123	1,391,591
KUMHOE&C Co. Ltd.(2)	253	873
Kyung Dong Navien Co. Ltd.	14,919	665,452
L&F Co. Ltd.(2)	568	49,647
Lake Materials Co. Ltd.	43,117	709,739
LB Semicon, Inc.(2)	21,320	74,181
LEENO Industrial, Inc.	52,645	3,900,026
LF Corp.	10,203	159,976
LG Chem Ltd.	125,211	36,408,596

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
LG Corp.	60,191	$4,504,037
LG Display Co. Ltd., ADR(2)	2,043,565	10,340,439
LG Electronics, Inc.	461,679	46,705,861
LG Energy Solution Ltd.(2)	12,133	3,605,845
LG H&H Co. Ltd.	13,453	2,496,367
LG HelloVision Co. Ltd.(2)	6,071	10,272
LG Innotek Co. Ltd.	59,776	13,243,737
LG Uplus Corp.	809,927	9,317,967
LIG Nex1 Co. Ltd.(2)	23,838	8,415,238
LigaChem Biosciences, Inc.(2)	18,545	2,469,912
LOGEN Co. Ltd.(2)	13,544	19,785
Lotte Chemical Corp.	28,944	1,930,117
Lotte Chilsung Beverage Co. Ltd.	15,769	1,523,933
Lotte Corp.	4,122	102,593
Lotte Energy Materials Corp.(2)	6,363	198,074
LOTTE Fine Chemical Co. Ltd.	43,420	1,542,509
LOTTE Himart Co. Ltd.(2)	1,460	8,720
Lotte Innovate Co. Ltd.	2,619	43,312
Lotte Rental Co. Ltd.	43,897	1,030,501
Lotte Shopping Co. Ltd.	13,923	1,040,506
Lotte Wellfood Co. Ltd.	6,085	536,794
LS Corp.(2)	61,516	12,187,525
LS Electric Co. Ltd.	26,028	14,253,415
LVMC Holdings(2)	185,101	203,215
LX Hausys Ltd.(2)	4,181	92,323
LX Holdings Corp.	36,891	233,178
LX International Corp.	160,958	4,767,269
LX Semicon Co. Ltd.	28,766	1,169,633
Maeil Dairies Co. Ltd.(2)	2,084	57,925
Mcnex Co. Ltd.	13,810	262,259
Medytox, Inc.	2,082	186,398
MegaStudyEdu Co. Ltd.(2)	16,318	544,638
Meritz Financial Group, Inc.(2)	135,559	11,958,217
Mirae Asset Life Insurance Co. Ltd.(2)	22,028	204,420
Mirae Asset Securities Co. Ltd.	451,155	22,615,144
Misto Holdings Corp.	73,075	2,484,754
Miwon Commercial Co. Ltd.	112	11,039
MNTech Co. Ltd.	37,166	294,381
Myoung Shin Industrial Co. Ltd.(2)	62,582	496,798
Namhae Chemical Corp.	21,065	107,923
Namsun Aluminum Co. Ltd.(2)	7,959	6,452
NAVER Corp.	78,309	13,833,623
NCSoft Corp.	9,814	1,574,062
Neowiz(2)	26,970	490,788
NEPES Corp.(2)	14,849	194,151
Netmarble Corp.	26,151	954,242
Nexen Tire Corp.	36,014	224,821
NEXTIN, Inc.	3,774	216,027
NH Investment & Securities Co. Ltd.	272,773	6,741,062
NHN Corp.(2)	12,770	336,536
NHN KCP Corp.	25,127	373,450
NICE Holdings Co. Ltd.	8,854	92,225
NICE Information Service Co. Ltd.	27,105	322,675

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
NongShim Co. Ltd.(2)	4,375	$1,306,796
OCI Co. Ltd.	1,161	70,881
OCI Holdings Co. Ltd.	60,393	6,368,459
OptoElectronics Solutions Co. Ltd.(2)	361	4,933
Orion Corp.(2)	45,624	4,230,790
Orion Holdings Corp.(2)	53,619	888,428
Oscotec, Inc.(2)	202	7,342
Otoki Corp.	2,803	773,717
Pan Ocean Co. Ltd.	1,121,422	4,113,995
Paradise Co. Ltd.	83,299	1,157,534
Park Systems Corp.	2,100	421,667
Partron Co. Ltd.	52,572	314,169
Pearl Abyss Corp.(2)	8,003	298,364
People & Technology, Inc.	8,651	328,963
Peptron, Inc.	5,592	1,107,248
PharmaResearch Co. Ltd.	3,885	943,555
Pharmicell Co. Ltd.	14,652	165,535
PI Advanced Materials Co. Ltd.(2)	17,959	250,160
Pond Group Co. Ltd.	13,887	59,929
Poongsan Corp.(2)	54,863	4,408,157
Posco DX Co. Ltd.	49,364	1,347,542
POSCO Future M Co. Ltd.(2)	18,916	3,247,071
POSCO Holdings, Inc., ADR	619,570	43,115,876
Posco International Corp.	125,720	6,323,127
Posco M-Tech Co. Ltd.	2,966	41,019
PSK Holdings, Inc.	10,733	652,755
PSK, Inc.	30,279	1,351,487
Pulmuone Co. Ltd.	3,081	27,716
S&S Tech Corp.	6,600	453,740
S-1 Corp.	6,776	412,840
Sam Chun Dang Pharm Co. Ltd.	8,642	4,959,322
Sam Young Electronics Co. Ltd.	3,086	26,428
Samchully Co. Ltd.	2,600	275,875
Samjin Pharmaceutical Co. Ltd.	1,819	23,875
Samsung Biologics Co. Ltd.(2)	5,267	6,498,339
Samsung C&T Corp.	36,716	8,947,446
Samsung Card Co. Ltd.	2,438	106,760
Samsung E&A Co. Ltd.	418,250	10,574,660
Samsung Electro-Mechanics Co. Ltd.	39,800	12,439,084
Samsung Electronics Co. Ltd., GDR	254,116	921,705,216
Samsung Episholdings Co. Ltd.(2)	2,831	1,328,415
Samsung Fire & Marine Insurance Co. Ltd.	111,314	41,022,546
Samsung Heavy Industries Co. Ltd.(2)	2,606,045	52,455,020
Samsung Life Insurance Co. Ltd.	87,011	13,929,097
Samsung SDI Co. Ltd.(2)	37,101	12,027,950
Samsung SDS Co. Ltd.	28,164	3,816,752
Samsung Securities Co. Ltd.	235,653	17,509,749
Samwha Capacitor Co. Ltd.	1,445	54,240
Samyang Biopharmaceuticals Corp.(2)	1,753	118,329
Samyang Corp.	1,845	65,543
Samyang Foods Co. Ltd.	9,001	7,640,690
Samyang Holdings Corp.	1,649	85,527
Sang-A Frontec Co. Ltd.	2,323	36,012

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
SD Biosensor, Inc.(2)	41,043	$240,923
SeAH Besteel Holdings Corp.	96,865	4,660,122
SeAH Steel Corp.	5,017	462,901
SeAH Steel Holdings Corp.	3,380	333,667
Sebang Co. Ltd.	11,290	124,027
Sebang Global Battery Co. Ltd.	17,053	816,589
Seegene, Inc.	46,323	845,082
Seobu T&D(2)	25,452	277,334
Seojin System Co. Ltd.(2)	17,366	574,444
Seoul Guarantee Insurance Co.	927	37,564
Seoul Semiconductor Co. Ltd.(2)	58,387	467,548
Seoyon E-Hwa Co. Ltd.(2)	36,492	421,547
SFA Engineering Corp.	21,698	510,488
SFA Semicon Co. Ltd.(2)	55,863	307,006
SGC Energy Co. Ltd.(2)	1,849	64,819
Shinhan Financial Group Co. Ltd., ADR	1,286,136	85,926,746
Shinsegae International, Inc.	15,239	140,834
Shinsegae, Inc.	27,501	7,033,001
Shinsung E&G Co. Ltd.(2)	13,081	22,244
Shinyoung Securities Co. Ltd.	725	113,904
SillaJen, Inc.(2)	210	528
SIMMTECH Co. Ltd.	28,339	1,069,383
SK Biopharmaceuticals Co. Ltd.(2)	14,498	1,207,014
SK Bioscience Co. Ltd.(2)	917	31,209
SK Chemicals Co. Ltd.	25,070	1,198,201
SK Discovery Co. Ltd.	27,050	1,125,029
SK Eternix Co. Ltd.(2)	17,959	358,993
SK Gas Ltd.	5,017	812,408
SK Hynix, Inc.	1,201,537	888,406,823
SK IE Technology Co. Ltd.(2)	9,726	183,208
SK Innovation Co. Ltd.	36,752	3,263,741
SK Networks Co. Ltd.	397,970	1,590,681
SK oceanplant Co. Ltd.(2)	13,874	186,155
SK Securities Co. Ltd.	281,197	415,699
SK Telecom Co. Ltd., ADR	283,506	8,601,572
SK, Inc.	39,442	11,013,041
SKC Co. Ltd.(2)	957	75,560
SL Corp.(2)	61,515	3,138,917
SM Entertainment Co. Ltd.	21,227	1,702,696
SNT Dynamics Co. Ltd.	30,773	1,196,433
SNT Motiv Co. Ltd.	46,512	1,205,070
S-Oil Corp.(2)	169,417	12,946,340
Songwon Industrial Co. Ltd.	5,948	39,844
Soop Co. Ltd.	24,533	1,210,196
Soulbrain Co. Ltd.	6,865	2,130,184
Soulbrain Holdings Co. Ltd.	16,239	628,450
SPC Samlip Co. Ltd.(2)	1,750	65,243
SPG Co. Ltd.(2)	22,550	2,271,025
ST Pharm Co. Ltd.(2)	4,811	508,570
STIC Investments, Inc.(2)	2,476	20,474
Studio Dragon Corp.(2)	33,926	1,052,536
Sun Kwang Co. Ltd.	716	11,147
Sung Kwang Bend Co. Ltd.	44,555	1,085,281

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Sungwoo Hitech Co. Ltd.	139,343	$861,106
Taekwang Industrial Co. Ltd.(2)	111	111,851
Taewoong Co. Ltd.(2)	12,447	306,744
Taeyoung Engineering & Construction Co. Ltd.(2)	4,045	5,258
Taihan Cable & Solution Co. Ltd.(2)	12,528	313,078
TES Co. Ltd.	46,392	2,380,225
TK Corp.(2)	34,054	665,856
TKG Huchems Co. Ltd.	31,262	412,419
Tokai Carbon Korea Co. Ltd.	4,217	660,599
Tongyang Life Insurance Co. Ltd.(2)	94,639	498,672
Tongyang, Inc.(2)	2,830	1,900
Toptec Co. Ltd.	329	1,106
Tway Air Co. Ltd.(2)	161,503	150,045
TY Holdings Co. Ltd.(2)	2,617	5,586
Unid Co. Ltd.(2)	10,505	599,196
Value Added Technology Co. Ltd.(2)	4,998	95,024
Vieworks Co. Ltd.	968	17,539
VT Co. Ltd.(2)	48,990	590,242
Webzen, Inc.	10,007	91,323
Wemade Co. Ltd.	1,209	21,862
Whanin Pharmaceutical Co. Ltd.(2)	148	1,114
Winix, Inc.	1,433	5,059
WiSoL Co. Ltd.(2)	6,266	31,286
Won Tech Co. Ltd.	16,167	86,899
Wonik Holdings Co. Ltd.(2)	5,541	135,022
WONIK IPS Co. Ltd.	60,339	5,268,874
Wonik Materials Co. Ltd.	745	24,149
Wonik QnC Corp.(2)	13,043	283,254
Woongjin Thinkbig Co. Ltd.	138,321	108,950
Woori Financial Group, Inc.	2,540,324	63,570,572
Woori Technology Investment Co. Ltd.(2)	66,766	365,428
W-Scope Chungju Plant Co. Ltd.(2)	3,992	27,806
Wysiwyg Studios Co. Ltd.(2)	39,005	12,163
Y G-1 Co. Ltd.	6	39
YG Entertainment, Inc.	9,833	505,470
Youlchon Chemical Co. Ltd.	3,021	55,360
Young Poong Corp.(2)	3,574	160,113
Youngone Corp.	45,146	3,031,085
Youngone Holdings Co. Ltd.	10,183	1,763,674
Yuanta Securities Korea Co. Ltd.	56,886	205,677
Yuhan Corp.	16,534	1,265,494
Zinus, Inc.	14,391	124,856
		3,877,912,770
Taiwan — 22.0%
Abico Avy Co. Ltd.(1)	39,772	56,284
Ability Enterprise Co. Ltd.(1)	634,923	1,620,681
AcBel Polytech, Inc.	96,482	158,208
Accton Technology Corp.	468,000	20,594,474
Acer Cyber Security, Inc.	7,736	40,673
Acer E-Enabling Service Business, Inc.	13,000	85,058
Acer, Inc.(1)	2,353,000	2,055,095
ACES Electronic Co. Ltd.(1)	352,720	716,862
Acon Holding, Inc.(2)	277,000	58,041

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Acter Group Corp. Ltd.(1)	473,414	$10,789,976
ADATA Technology Co. Ltd.(1)	2,270,488	20,321,213
Advanced Ceramic X Corp.	1,000	5,002
Advanced International Multitech Co. Ltd.	194,000	425,920
Advanced Optoelectronic Technology, Inc.(2)	23,000	11,403
Advanced Power Electronics Corp.(1)	103,000	320,191
Advanced Wireless Semiconductor Co.(1)	71,000	275,380
Advancetek Enterprise Co. Ltd.	555,000	508,685
Advantech Co. Ltd.	71,710	760,516
AGV Products Corp.	300,000	100,684
AIC, Inc.(1)	96,000	1,376,675
Airtac International Group	4,185	160,125
Alchip Technologies Ltd.(1)	61,000	6,677,322
Allied Supreme Corp.(1)	43,000	335,448
Alltek Technology Corp.(1)	161,529	188,599
Alltop Technology Co. Ltd.(1)	72,252	679,862
Alpha Networks, Inc.(2)	153,772	151,277
Altek Corp.(1)	827,488	1,041,142
Amazing Microelectronic Corp.(1)	100,259	281,046
Ambassador Hotel	53,000	74,448
Ampak Technology, Inc.	43,000	105,000
Ampire Co. Ltd.	63,000	54,007
AMPOC Far-East Co. Ltd.(1)	42,104	165,820
AmTRAN Technology Co. Ltd.(1)	1,544,676	1,934,595
Anderson Industrial Corp.(1)	194,000	144,763
Anji Technology Co. Ltd.(2)	397	467
Apacer Technology, Inc.(1)	53,000	203,078
APAQ Technology Co. Ltd.(1)	12,000	71,372
Apex Dynamics, Inc.(1)(2)	28,000	616,157
Apex International Co. Ltd.(1)(2)	110,901	165,206
Arcadyan Technology Corp.(1)	155,061	970,728
Ardentec Corp.	2,883,000	14,403,966
Argosy Research, Inc.(1)	136,545	674,741
ASE Technology Holding Co. Ltd., ADR	4,755,661	115,515,006
Asia Cement Corp.	3,521,000	4,031,526
Asia Optical Co., Inc.(1)	192,000	919,128
Asia Polymer Corp.	388,007	172,495
Asia Tech Image, Inc.(1)	145,000	355,949
Asia Vital Components Co. Ltd.	768,243	42,242,950
ASIX Electronics Corp.	11,000	35,667
ASolid Technology Co. Ltd.(2)	21,000	59,693
ASPEED Technology, Inc.	8,400	2,592,770
ASROCK, Inc.	3,000	21,774
Asustek Computer, Inc.(1)	1,261,000	21,308,487
ATE Energy International Co. Ltd.(1)	108,609	86,477
Aten International Co. Ltd.	9,000	17,427
Audix Corp.	19,000	40,878
AUO Corp.(1)	6,375,160	3,355,134
AURAS Technology Co. Ltd.(1)	36,000	1,300,112
AVer Information, Inc.	14,000	15,291
Avermedia Technologies(1)	458,000	542,075
Axiomtek Co. Ltd.	45,000	115,825
Azurewave Technologies, Inc.	70,000	137,109

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Bafang Yunji International Co. Ltd.(1)	74,000	$436,322
Bank of Kaohsiung Co. Ltd.	582,724	240,107
Basso Industry Corp.	65,000	70,239
BenQ Materials Corp.(1)	108,000	70,813
BES Engineering Corp.(1)(2)	7,084,273	3,915,538
Bin Chuan Enterprise Co. Ltd.(2)	23,000	41,050
B'in Live Co. Ltd.(1)	129,871	338,315
Bioteque Corp.	27,000	106,827
Bizlink Holding, Inc.(1)	282,258	12,472,726
Bon Fame Co. Ltd.	34,000	59,258
Bonny Worldwide Ltd.(1)	51,000	276,989
Bora Pharmaceuticals Co. Ltd.(1)	8,572	138,792
Brighton-Best International Taiwan, Inc.	206,000	223,139
Brillian Network & Automation Integrated System Co. Ltd.(1)	205,000	2,287,289
C Sun Manufacturing Ltd.	40,976	414,602
Capital Futures Corp.	178,070	302,052
Capital Securities Corp.	1,739,000	1,774,008
Career Technology MFG. Co. Ltd.(2)	601,961	314,545
Catcher Technology Co. Ltd.(1)	4,201,000	25,655,033
Cathay Financial Holding Co. Ltd.	27,313,062	69,265,655
Cayman Engley Industrial Co. Ltd.(2)	7,000	6,078
Cenra, Inc.	164,000	178,905
Center Laboratories, Inc.(2)	68,472	95,727
Central Reinsurance Co. Ltd.	1,207,585	1,068,396
Century Iron & Steel Industrial Co. Ltd.(1)	413,000	1,686,314
Chailease Holding Co. Ltd.	427,067	1,414,696
Chain Chon Industrial Co. Ltd.	43,000	15,107
Champion Building Materials Co. Ltd.	81,900	23,466
Chang Hwa Commercial Bank Ltd.	8,912,664	6,154,944
Chang Wah Electromaterials, Inc.(1)	193,000	266,095
Chang Wah Technology Co. Ltd.	17,500	27,598
Channel Well Technology Co. Ltd.(1)	429,000	815,184
Charoen Pokphand Enterprise	486,600	2,374,232
CHC Healthcare Group(1)	217,000	229,030
Chen Full International Co. Ltd.	16,000	21,334
Chenbro Micom Co. Ltd.(1)	72,000	2,075,316
Cheng Fwa Industrial Co. Ltd.	332,000	220,238
Cheng Loong Corp.	532,000	311,832
Cheng Mei Materials Technology Corp.(2)	576,158	258,774
Cheng Shin Rubber Industry Co. Ltd.(1)	2,622,000	2,625,874
Cheng Uei Precision Industry Co. Ltd.(1)	492,000	621,841
Chenming Electronic Technology Corp.(1)	215,000	766,005
Chia Chang Co. Ltd.	30,000	36,860
Chia Hsin Cement Corp.	128,520	58,111
Chicony Electronics Co. Ltd.	2,626,000	10,490,359
Chicony Power Technology Co. Ltd.(1)	187,000	540,919
Chieftek Precision Co. Ltd.	1,100	2,736
Chien Kuo Construction Co. Ltd.(1)	336,000	355,215
China Airlines Ltd.(1)	4,181,000	2,794,039
China Bills Finance Corp.	155,000	85,120
China Container Terminal Corp.(1)	207,000	164,189
China Ecotek Corp.	32,000	52,712
China Electric Manufacturing Corp.(1)	450,000	191,094

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
China General Plastics Corp.	157,722	$62,354
China Glaze Co. Ltd.(1)	71,000	58,179
China Man-Made Fiber Corp.(2)	905,320	206,369
China Metal Products	738,000	575,233
China Motor Corp.(1)	405,800	773,273
China Petrochemical Development Corp.(1)(2)	5,557,980	1,472,864
China Steel Chemical Corp.	39,000	89,857
China Steel Corp.(1)	16,723,000	11,064,158
China Wire & Cable Co. Ltd.	113,000	139,374
Chinese Maritime Transport Ltd.(1)	327,000	688,375
Ching Feng Home Fashions Co. Ltd.	182,000	110,719
Chin-Poon Industrial Co. Ltd.(1)	1,815,000	2,416,030
Chipbond Technology Corp.(1)	1,601,000	2,881,033
ChipMOS Technologies, Inc.(2)	1,010,000	2,270,639
Chlitina Holding Ltd.(2)	54,026	188,873
Chong Hong Construction Co. Ltd.(1)	512,000	1,234,755
Chroma ATE, Inc.(1)	2,637,000	114,588,124
Chun Yuan Steel Industry Co. Ltd.	649,000	472,845
Chung Hung Steel Corp.(1)(2)	180,000	103,994
Chung Hwa Pulp Corp.(2)	96,000	38,332
Chung-Hsin Electric & Machinery Manufacturing Corp.(1)	3,229,000	18,050,253
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	98,000	84,895
Chunghwa Precision Test Tech Co. Ltd.(1)	22,000	2,589,426
Chunghwa Telecom Co. Ltd., ADR	484,337	20,942,732
Cleanaway Co. Ltd.(1)	1,080,000	1,209,962
Clevo Co.	99,000	124,424
CMC Magnetics Corp.(1)(2)	1,164,063	416,553
Collins Co. Ltd.	86,000	34,805
Compal Electronics, Inc.(1)	6,728,000	6,749,638
Compeq Manufacturing Co. Ltd.	2,033,000	13,145,224
Concord International Securities Co. Ltd.	1,044,517	908,498
Concord Securities Co. Ltd.(1)	2,050,125	1,176,997
Continental Holdings Corp.(1)	521,000	371,960
Contrel Technology Co. Ltd.	79,000	121,948
Coremax Corp.	56,026	138,384
Coretronic Corp.(1)	274,000	773,961
Co-Tech Development Corp.(1)	4,759,000	43,196,722
Creative Sensor, Inc.(1)	175,500	334,408
Cryomax Cooling System Corp.(1)	152,077	208,258
CSBC Corp. Taiwan(2)	380,000	293,184
CTBC Financial Holding Co. Ltd.	50,931,000	90,599,013
CTCI Corp.(1)	1,162,898	1,163,278
CviLux Corp.	197,200	623,056
CyberPower Systems, Inc.(1)	134,000	828,012
CyberTAN Technology, Inc.(1)(2)	61,000	51,286
DA CIN Construction Co. Ltd.	42,400	99,647
Dafeng TV Ltd.(2)	4,000	6,175
Da-Li Development Co. Ltd.(1)	942,008	1,423,217
Darfon Electronics Corp.	176,000	175,054
Darwin Precisions Corp.(2)	154,800	68,052
Daxin Materials Corp.(1)	159,000	2,139,537
De Licacy Industrial Co. Ltd.	241,164	84,690
Delta Electronics, Inc.	2,607,000	117,559,584

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Depo Auto Parts Ind Co. Ltd.(1)	248,000	$1,113,942
Desiccant Technology Corp.	5,500	31,608
Dimerco Express Corp.(1)	222,925	561,016
DingZing Advanced Materials, Inc.(1)	59,000	170,754
D-Link Corp.(1)(2)	1,473,600	732,905
Double Bond Chemical Industry Co. Ltd.(2)	1,134	4,883
Dr. Wu Skincare Co. Ltd.	12,000	45,081
Dynamic Holding Co. Ltd.(1)	1,817,523	8,998,138
Dynamic Medical Technologies, Inc.	37,268	69,989
Dynapack International Technology Corp.(1)	1,213,000	11,812,916
E Ink Holdings, Inc.	17,000	100,622
E.Sun Financial Holding Co. Ltd.	15,361,519	17,227,281
Eastech Holding Ltd.(1)	156,000	491,512
Eastern Media International Corp.	80,785	53,007
Eclat Textile Co. Ltd.(1)	170,000	2,288,750
ECOVE Environment Corp.	7,000	67,083
Edimax Technology Co. Ltd.(1)	86,000	48,613
Edison Opto Corp.(1)	81,911	49,156
Edom Technology Co. Ltd.(2)	68,200	86,570
Elan Microelectronics Corp.(1)	996,000	3,853,520
E-Lead Electronic Co. Ltd.(1)	119,000	171,207
E-LIFE MALL Corp.	4,000	7,739
Elite Advanced Laser Corp.(1)	79,000	766,468
Elite Material Co. Ltd.(1)	324,000	24,812,783
Elite Semiconductor Microelectronics Technology, Inc.(1)	59,000	289,724
Elitegroup Computer Systems Co. Ltd.(1)	198,000	172,789
eMemory Technology, Inc.(1)	51,000	4,055,947
Emerging Display Technologies Corp.	104,000	77,147
Ennostar, Inc.(1)(2)	683,375	828,035
Eson Precision Ind Co. Ltd.	136,000	367,479
Eternal Materials Co. Ltd.(1)	1,154,200	2,525,095
Eurocharm Holdings Co. Ltd.	6,000	27,967
Eva Airways Corp.(1)	8,606,000	10,419,830
Everest Textile Co. Ltd.(2)	2,322	507
Evergreen International Storage & Transport Corp.(1)	519,000	924,583
Evergreen Marine Corp. Taiwan Ltd.(1)	5,153,676	32,343,140
EVERGREEN Steel Corp.(1)	327,000	1,074,980
Everlight Chemical Industrial Corp.(1)	1,240,000	1,068,629
Everlight Electronics Co. Ltd.(1)	821,000	1,536,347
Evertop Wire Cable Corp.(1)	331,000	306,385
Excelliance Mos Corp.	14,000	34,859
Excelsior Medical Co. Ltd.	99,161	247,712
Far Eastern Department Stores Ltd.(1)	1,459,000	1,059,987
Far Eastern International Bank	5,169,151	2,136,730
Far Eastern New Century Corp.	3,391,000	3,119,185
Far EasTone Telecommunications Co. Ltd.	5,285,673	15,534,020
Faraday Technology Corp.(1)	72,703	387,204
Farglory F T Z Investment Holding Co. Ltd.	173,486	308,671
Farglory Land Development Co. Ltd.	253,000	549,160
Federal Corp.(2)	89,000	59,298
Feedback Technology Corp.	31,321	144,379
Feng Hsin Steel Co. Ltd.	307,000	664,535
Feng TAY Enterprise Co. Ltd.(1)	246,376	737,147

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
FineTek Co. Ltd.(1)	41,858	$139,318
Firich Enterprises Co. Ltd.(1)	63,064	46,877
First Financial Holding Co. Ltd.	23,646,468	22,541,962
First Hi-Tec Enterprise Co. Ltd.(1)	62,793	576,920
First Insurance Co. Ltd.	236,000	206,554
First Steamship Co. Ltd.(2)	979,210	168,815
FIT Holding Co. Ltd.(1)	166,000	133,153
Fitipower Integrated Technology, Inc.	120,484	569,027
Fittech Co. Ltd.(1)(2)	27,557	115,586
FLEXium Interconnect, Inc.(1)(2)	2,059,000	4,218,299
Flytech Technology Co. Ltd.(1)	112,000	333,130
FocalTech Systems Co. Ltd.(1)(2)	122,804	206,962
Forcecon Tech Co. Ltd.(1)	81,293	238,515
Forest Water Environment Engineering Co. Ltd.	72	89
Formosa Advanced Technologies Co. Ltd.(1)	41,000	92,340
Formosa Chemicals & Fibre Corp.	1,776,000	2,871,443
Formosa International Hotels Corp.(1)	133,000	802,030
Formosa Laboratories, Inc.(1)	160,000	289,304
Formosa Oilseed Processing Co. Ltd.	54,279	51,502
Formosa Optical Technology Co. Ltd.	23,000	73,271
Formosa Petrochemical Corp.	50,000	87,652
Formosa Plastics Corp.(1)	2,712,000	4,448,660
Formosa Sumco Technology Corp.(1)	7,000	30,481
Formosa Taffeta Co. Ltd.(1)	312,000	181,726
Formosan Rubber Group, Inc.	78,300	64,691
Formosan Union Chemical Corp.	533,650	284,338
Fortune Electric Co. Ltd.(1)	75,020	2,530,518
Foxconn Technology Co. Ltd.(1)	1,269,000	2,391,195
Foxsemicon Integrated Technology, Inc.(1)	103,000	1,024,587
Franbo Lines Corp.(1)	574,344	368,881
Froch Enterprise Co. Ltd.	118,000	62,024
FSP Technology, Inc.(1)	226,000	398,072
Fu Hua Innovation Co. Ltd.(1)	1,754,411	956,057
Fubon Financial Holding Co. Ltd.(1)	22,989,918	68,950,749
Fulgent Sun International Holding Co. Ltd.(1)	437,417	1,305,917
Fulltech Fiber Glass Corp.(1)(2)	190,727	661,182
Fusheng Precision Co. Ltd.	143,000	1,208,637
G Shank Enterprise Co. Ltd.(1)	187,433	502,219
Galaxy Software Services Corp.	34,296	135,797
Gamania Digital Entertainment Co. Ltd.(1)	303,000	510,039
GEM Services, Inc.	9,000	23,910
Gemtek Technology Corp.(1)	472,000	407,506
General Interface Solution GIS Holding Ltd.(2)	189,000	286,346
General Plastic Industrial Co. Ltd.	98,000	83,772
Generalplus Technology, Inc.	27,000	36,134
Genesys Logic, Inc.(1)	53,000	169,771
Genius Electronic Optical Co. Ltd.(1)	71,079	997,277
Getac Holdings Corp.(1)	232,000	835,720
GFC Ltd.	1,000	3,695
Giant Manufacturing Co. Ltd.(1)	898,885	2,343,294
Giantplus Technology Co. Ltd.(2)	150,000	62,739
Gigabyte Technology Co. Ltd.(1)	3,219,000	24,391,835
Ginar Technology Co. Ltd.	58,000	56,755

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Global Brands Manufacture Ltd.(1)	567,307	$1,949,292
Global Lighting Technologies, Inc.	26,000	32,280
Global Mixed Mode Technology, Inc.(1)	79,000	623,112
Global PMX Co. Ltd.(1)	102,000	404,731
Global Unichip Corp.(1)	80,000	7,005,438
Globaltek Fabrication Co. Ltd.(1)	195,000	367,812
Globalwafers Co. Ltd.(1)(2)	168,000	2,419,571
Globe Union Industrial Corp.	445,000	141,089
Gloria Material Technology Corp.(1)	675,000	753,946
GMI Technology, Inc.(1)	71,614	86,774
Gold Circuit Electronics Ltd.(1)	1,025,600	26,642,188
Goldsun Building Materials Co. Ltd.(1)	1,602,674	1,900,633
Gordon Auto Body Parts(1)	337,000	331,542
Gourmet Master Co. Ltd.(1)	126,000	287,352
Grand Fortune Securities Co. Ltd.	620,600	293,453
Grand Pacific Petrochemical(1)(2)	3,391,253	1,480,641
Grand Process Technology Corp.	19,000	1,062,006
Grape King Bio Ltd.	143,000	566,992
Great China Metal Industry	9,000	5,973
Great Tree Pharmacy Co. Ltd.	13,230	36,629
Great Wall Enterprise Co. Ltd.	2,001,220	3,256,154
Greatek Electronics, Inc.	309,000	941,173
GTM Holdings Corp.	22,000	23,425
Hai Kwang Enterprise Corp.(1)(2)	81,396	38,880
Hannstar Board Corp.(1)	703,932	2,086,684
HannStar Display Corp.(1)(2)	2,130,000	628,383
HannsTouch Holdings Co.(2)	303,000	100,303
Hanpin Electron Co. Ltd.	82,000	124,472
Harmony Electronics Corp.	17,000	15,126
Harvatek Corp.(2)	62,000	41,016
HD Renewable Energy Co. Ltd.(1)	125,081	431,425
Heran Co. Ltd.	8,400	16,097
Highlight Tech Corp.	12,800	18,750
Highwealth Construction Corp.(1)	2,461,669	2,977,943
Hi-Lai Foods Co. Ltd.	41,000	210,196
HIM International Music, Inc.	78,000	235,788
Hiroca Holdings Ltd.	47,000	27,827
Hitron Technology, Inc.(1)(2)	519,000	489,784
Hiwin Technologies Corp.(1)	2,522,451	18,301,953
Hiyes International Co. Ltd.(1)	193,228	451,839
Ho Tung Chemical Corp.	793,000	253,104
Hocheng Corp.(1)	321,320	194,341
Holdings-Key Electric Wire & Cable Co. Ltd.(1)	242,800	360,447
Holiday Entertainment Co. Ltd.	11,050	20,924
Holtek Semiconductor, Inc.(2)	70,000	139,526
Holy Stone Enterprise Co. Ltd.	81,900	309,252
Hon Hai Precision Industry Co. Ltd.(1)	21,423,000	163,860,011
Hong Ho Precision Textile Co. Ltd.	94,000	48,469
Hong Pu Real Estate Development Co. Ltd.	68,000	51,095
Hong TAI Electric Industrial	358,000	412,111
Horizon Securities Co. Ltd.(1)	722,120	351,312
Hota Industrial Manufacturing Co. Ltd.	3,000	5,777
Hotai Finance Co. Ltd.(1)	188,410	360,236

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Hotai Motor Co. Ltd.	71,760	$1,340,575
Hsin Ba Ba Corp.(1)	111,391	145,852
Hsin Kuang Steel Co. Ltd.	2,000	2,515
Hsin Yung Chien Co. Ltd.	9,900	28,458
Hsing TA Cement Co.	62,000	31,346
HTC Corp.(2)	113,000	162,584
Hu Lane Associate, Inc.(1)	240,612	898,826
Hua Nan Financial Holdings Co. Ltd.	10,132,194	12,304,698
Huaku Development Co. Ltd.	133,980	462,647
Huang Hsiang Construction Corp.(1)	304,271	366,122
Hung Ching Development & Construction Co. Ltd.	203,000	209,660
Hung Sheng Construction Ltd.(1)	820,880	524,528
Huxen Corp.	2,000	3,022
Hwa Fong Rubber Industrial Co. Ltd.	148,000	71,415
Hwacom Systems, Inc.(1)	395,000	678,413
Hwang Chang General Contractor Co. Ltd.(1)	834,835	1,628,334
IBF Financial Holdings Co. Ltd.(1)	2,051,213	1,110,973
Ichia Technologies, Inc.(1)	471,000	845,627
I-Chiun Precision Industry Co. Ltd.(1)	382,325	1,687,963
IEI Integration Corp.	219,000	418,091
IKKA Holdings Cayman Ltd.	23,051	51,719
Infortrend Technology, Inc.(1)	92,000	93,970
Info-Tek Corp.	19,000	24,595
Innodisk Corp.(1)	58,786	1,445,941
Innolux Corp.(1)	30,255,735	25,676,349
Inpaq Technology Co. Ltd.(1)	54,611	150,713
Insyde Software Corp.(1)	21,600	132,200
Intai Technology Corp.	18,000	62,561
Integrated Service Technology, Inc.(1)	242,724	1,022,080
Interactive Digital Technologies, Inc.	3,000	8,104
International CSRC Investment Holdings Co.(2)	704,000	294,843
International Games System Co. Ltd.(1)	355,000	7,854,418
Inventec Corp.(1)	2,071,000	3,033,532
Iron Force Industrial Co. Ltd.(1)	156,787	481,695
I-Sheng Electric Wire & Cable Co. Ltd.	10,000	15,396
ITE Technology, Inc.(1)(2)	450,000	1,756,855
ITEQ Corp.(1)	883,000	3,947,731
ITH Corp.(1)	359,000	411,270
J&V Energy Technology Co. Ltd.	4,000	13,949
Jarllytec Co. Ltd.(1)	42,025	114,593
Jean Co. Ltd.	219,992	140,049
Jentech Precision Industrial Co. Ltd.	3,299	321,707
Jetwell Computer Co. Ltd.(1)	117,600	680,130
Jiin Yeeh Ding Enterprise Co. Ltd.	76,400	255,656
Jinan Acetate Chemical Co. Ltd.(1)	2,884,350	4,321,003
Johnson Health Tech Co. Ltd.(1)	112,000	483,317
Jourdeness Group Ltd.	45,000	41,600
JPC connectivity, Inc.(1)	169,000	819,678
JPP Holding Co. Ltd.(1)	100,000	844,891
K Laser Technology, Inc.	38,000	20,102
Kaimei Electronic Corp.(1)	187,200	560,505
Kaori Heat Treatment Co. Ltd.	53,000	1,458,703
Kedge Construction Co. Ltd.	44,138	123,274

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
KEE TAI Properties Co. Ltd.	183,715	$63,099
Kenda Rubber Industrial Co. Ltd.	235,041	151,913
Kerry TJ Logistics Co. Ltd.	138,000	139,736
Keystone Microtech Corp.	9,000	260,055
KGI Financial Holding Co. Ltd.	3,321,833	2,320,958
KGI Financial Holding Co. Ltd., Preference Shares	402,360	103,856
Kindom Development Co. Ltd.(1)	1,642,520	1,642,549
King Polytechnic Engineering Co. Ltd.	189,200	317,470
King Slide Works Co. Ltd.	3,000	322,845
King Yuan Electronics Co. Ltd.	4,031,000	41,477,161
Kinik Co.(1)(2)	64,000	1,056,288
Kinko Optical Co. Ltd.(1)(2)	66,000	131,986
Kinpo Electronics(1)	2,681,000	2,177,228
Kinsus Interconnect Technology Corp.(1)	293,000	2,895,295
KMC Kuei Meng International, Inc.	14,000	41,589
KNH Enterprise Co. Ltd.	99,000	52,480
KS Terminals, Inc.(1)	193,000	310,045
Kuang Hong Arts Management, Inc.(1)	29,000	134,000
Kung Long Batteries Industrial Co. Ltd.	59,000	236,637
Kung Sing Engineering Corp.(1)(2)	1,085,400	901,401
Kuo Toong International Co. Ltd.(1)	3,365,000	5,720,739
Kuo Yang Construction Co. Ltd.(2)	108,727	65,849
Kura Sushi Asia Co. Ltd.	21,000	50,993
Kwong Lung Enterprise Co. Ltd.	77,000	116,759
L&K Engineering Co. Ltd.	1,077,682	19,901,515
La Kaffa International Co. Ltd.	7,000	14,688
Lanner Electronics, Inc.(1)	157,940	308,821
Largan Precision Co. Ltd.(1)	80,000	6,411,934
Lealea Enterprise Co. Ltd.(2)	529,040	108,082
Lelon Electronics Corp.(1)	124,138	498,072
Lemtech Holdings Co. Ltd.(1)	112,350	350,739
Leofoo Development Co. Ltd.(2)	224,000	116,303
Li Peng Enterprise Co. Ltd.(2)	700,000	123,432
Lian HWA Food Corp.(1)	63,098	173,758
Lida Holdings Ltd.	24,000	18,097
Lien Hwa Industrial Holdings Corp.	9,752	13,979
Life Travel & Tourist Service Co. Ltd.	21,000	71,537
Lingsen Precision Industries Ltd.(1)	297,000	268,786
Lion Travel Service Co. Ltd.(1)	1,196,098	6,693,646
Lite-On Technology Corp.	6,795,000	37,090,161
Liton Technology Corp.(1)	86,000	130,278
Long Bon International Co. Ltd.(2)	262,800	126,093
Longchen Paper & Packaging Co. Ltd.(2)	540,889	170,483
Longwell Co.(1)	384,000	2,742,232
Lotes Co. Ltd.(1)	61,776	3,469,707
Lotus Pharmaceutical Co. Ltd.(1)	244,000	2,170,650
Loyalty Founder Enterprise Co. Ltd.	40,000	37,426
Lucky Cement Corp.	155,000	75,885
Lumax International Corp. Ltd.(1)	54,000	227,189
Lung Yen Life Service Corp.(1)(2)	293,000	494,608
Lungteh Shipbuilding Co. Ltd.(1)	46,200	223,075
M3 Technology, Inc.	54,000	140,357
Macauto Industrial Co. Ltd.	25,000	44,083

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Macnica Anstek, Inc.(1)	150,000	$337,940
Macroblock, Inc.	27,000	50,679
Macronix International Co. Ltd.(1)(2)	1,941,000	6,642,678
MacroWell OMG Digital Entertainment Co. Ltd.	19,000	44,621
Makalot Industrial Co. Ltd.(1)	505,941	5,158,982
Marketech International Corp.	10,000	96,355
Materials Analysis Technology, Inc.(1)	151,212	1,046,651
Mayer Steel Pipe Corp.	241,200	189,602
Mechema Chemicals International Corp.	25,000	53,709
MedFirst Healthcare Services, Inc.	12,059	22,269
MediaTek, Inc.	2,121,000	130,652,667
Mega Financial Holding Co. Ltd.	7,824,227	10,065,437
Meiloon Industrial Co.(1)	332,000	258,462
Mercuries & Associates Holding Ltd.(2)	761,184	401,009
Mercuries Life Insurance Co. Ltd.(2)	3,169,728	838,596
Merry Electronics Co. Ltd.(1)	367,462	1,104,867
Microbio Co. Ltd.(2)	8,309	4,938
Micro-Star International Co. Ltd.(1)	3,662,000	10,940,539
MIN AIK Technology Co. Ltd.	35,000	37,526
Mirle Automation Corp.(1)	32,000	75,364
Mitac Holdings Corp.(1)	1,120,416	2,816,015
momo.com, Inc.	10,914	66,905
MOSA Industrial Corp.(1)(2)	324,329	201,773
Mosel Vitelic, Inc.(1)	79,000	83,328
Motech Industries, Inc.	2,451	2,564
MPI Corp.(1)	213,000	19,714,186
MSSCORPS Co. Ltd.	47,324	427,272
My Humble House Hospitality Management Consulting	183,000	196,963
Myson Century, Inc.(1)	787,000	2,266,877
Nak Sealing Technologies Corp.(1)	37,000	140,159
Namchow Holdings Co. Ltd.(1)	334,000	408,049
Nan Kang Rubber Tire Co. Ltd.	880	998
Nan Liu Enterprise Co. Ltd.	6,000	7,987
Nan Pao Resins Chemical Co. Ltd.	71,000	742,285
Nan Ya Plastics Corp.	2,533,000	7,348,923
Nan Ya Printed Circuit Board Corp.(1)	205,000	3,557,241
Nang Kuang Pharmaceutical Co. Ltd.	67,000	79,674
Nantex Industry Co. Ltd.	218,000	189,896
Nanya Technology Corp.(2)	2,550,000	22,636,233
National Aerospace Fasteners Corp.(1)	46,798	166,355
Netronix, Inc.	97,000	327,395
Nexcom International Co. Ltd.(1)	57,000	126,713
Nichidenbo Corp.(1)	85,000	269,626
Nidec Chaun-Choung Technology Corp.	7,000	34,628
Nien Made Enterprise Co. Ltd.(1)	197,000	2,522,393
Niko Semiconductor Co. Ltd.	42,610	68,119
Nishoku Technology, Inc.	11,000	41,851
Nova Technology Corp.	33,000	215,126
Novatek Microelectronics Corp.(1)	525,000	6,555,471
Nuvoton Technology Corp.(1)	275,428	633,218
O-Bank Co. Ltd.(1)	2,796,430	875,735
Ocean Plastics Co. Ltd.	30,000	32,294
Onyx Healthcare, Inc.	9,000	29,044

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Optimax Technology Corp.	37,000	$27,276
Orient Semiconductor Electronics Ltd.(1)	2,399,000	4,377,746
Oriental Union Chemical Corp.(2)	218,000	91,504
O-TA Precision Industry Co. Ltd.(1)	96,000	213,648
Pacific Construction Co.	125,000	36,113
Pacific Hospital Supply Co. Ltd.	11,099	28,785
Paiho Shih Holdings Corp.	152,250	112,403
Pan German Universal Motors Ltd.	14,000	119,828
Pan Jit International, Inc.	354,000	1,015,451
Pan-International Industrial Corp.(1)	933,000	1,509,469
Parade Technologies Ltd.	2,000	34,516
PCL Technologies, Inc.(1)	134,000	731,298
P-Duke Technology Co. Ltd.	46,105	160,616
Pegatron Corp.	7,267,000	17,008,864
Pegavision Corp.	60,685	574,272
PharmaEngine, Inc.(1)	65,000	134,924
Pharmally International Holding Co. Ltd.(2)	1,282	—
Phihong Technology Co. Ltd.(1)(2)	74,499	73,116
Phison Electronics Corp.(1)	123,000	7,266,492
Phoenix Silicon International Corp.(1)	938,364	5,549,613
Phoenix Tours International, Inc.	67,620	107,847
Pixart Imaging, Inc.(1)	249,000	1,617,469
Podak Co. Ltd.	56,700	85,530
Pou Chen Corp.	3,645,000	3,607,410
Power Wind Health Industry, Inc.	13,252	60,434
Powerchip Semiconductor Manufacturing Corp.(1)(2)	1,473,000	3,519,901
Powertech Technology, Inc.(1)	4,190,000	34,025,997
Poya International Co. Ltd.(1)	39,319	633,521
President Chain Store Corp.(1)	3,614,000	25,882,850
President Securities Corp.	2,605,821	2,669,974
Primax Electronics Ltd.	1,045,000	2,717,332
Prince Housing & Development Corp.	820,000	216,879
Promate Electronic Co. Ltd.(1)	321,196	476,855
Prosperity Dielectrics Co. Ltd.	1,000	2,326
Qisda Corp.	213,200	175,408
QST International Corp.	69,596	89,944
Quang Viet Enterprise Co. Ltd.	6,438	14,094
Quanta Computer, Inc.(1)	4,702,000	43,151,159
Quanta Storage, Inc.(1)	733,000	2,323,814
Quintain Steel Co. Ltd.(2)	191,948	59,675
Radiant Opto-Electronics Corp.(1)	4,586,000	17,829,207
Radium Life Tech Co. Ltd.(1)(2)	1,730,498	606,761
Raydium Semiconductor Corp.(1)	32,000	237,472
Realtek Semiconductor Corp.(1)	520,000	7,958,572
Rechi Precision Co. Ltd.(1)	981,000	812,397
Rexon Industrial Corp. Ltd.(1)	295,000	247,992
Rich Development Co. Ltd.(1)	1,828,250	469,159
Richmond International Travel & Tours Co. Ltd.(1)	62,400	153,800
Ritek Corp.(2)	64,281	29,648
Rodex Fasteners Corp.	64,000	56,997
Roo Hsing Co. Ltd.(2)	44,787	14,743
Ruentex Development Co. Ltd.	2,484,260	2,340,927
Ruentex Engineering & Construction Co.	87,127	484,139

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Ruentex Industries Ltd.(1)	1,058,306	$1,797,673
Run Long Construction Co. Ltd.	332,560	319,894
Sampo Corp.	50,000	38,973
San Fang Chemical Industry Co. Ltd.(1)	573,000	643,764
San Far Property Ltd.	67,000	35,939
San Fu Chemical Co. Ltd.	26,000	122,663
San Shing Fastech Corp.	17,000	33,044
Sanyang Motor Co. Ltd.(1)	505,000	965,754
Savior Lifetec Corp.	149,000	90,207
Scientech Corp.(1)	37,000	432,663
ScinoPharm Taiwan Ltd.	2,000	1,364
SDI Corp.(1)	15,000	40,949
Senao International Co. Ltd.	1,000	968
Senao Networks, Inc.(1)	112,174	507,101
Sensortek Technology Corp.	9,000	49,663
Sercomm Corp.(1)	845,000	2,224,843
Sesoda Corp.(1)	773,997	897,477
Shanghai Commercial & Savings Bank Ltd.	5,672,565	7,246,933
Sharehope Medicine Co. Ltd.	138,738	104,439
Sheng Yu Steel Co. Ltd.	51,000	35,439
ShenMao Technology, Inc.(1)	192,000	728,095
Shieh Yih Machinery Industry Co. Ltd.(1)	398,000	415,113
Shih Her Technologies, Inc.(1)	91,234	557,542
Shih Wei Navigation Co. Ltd.(2)	349,706	195,905
Shin Foong Specialty & Applied Materials Co. Ltd.	31,000	33,290
Shin Ruenn Development Co. Ltd.	172,890	244,649
Shin Zu Shing Co. Ltd.(1)	1,194,594	7,787,072
Shinfox Energy Co. Ltd.(1)	43,000	60,389
Shining Building Business Co. Ltd.(2)	540,000	155,451
Shinkong Insurance Co. Ltd.	328,000	1,211,870
Shinkong Synthetic Fibers Corp.(1)	1,679,000	830,759
Shiny Chemical Industrial Co. Ltd.(1)	69,098	349,843
ShunSin Technology Holding Ltd.(1)	12,000	78,650
Shuttle, Inc.	124,000	63,278
Sigurd Microelectronics Corp.(2)	1,873,063	8,933,170
Silergy Corp.	3,000	26,667
Silicon Integrated Systems Corp.(1)	233,612	405,233
Simplo Technology Co. Ltd.	212,000	2,249,482
Sinbon Electronics Co. Ltd.	4,000	30,934
Sincere Navigation Corp.(1)	961,060	1,032,248
Singatron Enterprise Co. Ltd.(1)	48,000	58,207
Sinher Technology, Inc.	15,000	11,168
Sinmag Equipment Corp.	59,000	248,969
Sino-American Silicon Products, Inc.(1)(2)	3,400,000	12,697,888
Sinon Corp.	932,000	1,349,990
SinoPac Financial Holdings Co. Ltd.	26,623,312	28,083,846
Sinyi Realty, Inc.	34,000	23,993
Sitronix Technology Corp.(1)	1,745,000	11,015,441
Siward Crystal Technology Co. Ltd.(1)	221,000	211,369
Soft-World International Corp.(1)	160,000	523,045
Solar Applied Materials Technology Corp.	264,670	521,028
Solomon Technology Corp.(1)	163,000	681,769
Solteam, Inc.	54,863	85,447

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Sonix Technology Co. Ltd.	66,000	$92,362
Speed Tech Corp.	1,000	1,160
Sporton International, Inc.(1)	106,000	655,718
Sports Gear Co. Ltd.(1)	234,000	745,088
St. Shine Optical Co. Ltd.(1)	93,000	333,799
Standard Chemical & Pharmaceutical Co. Ltd.	16,000	33,536
Standard Foods Corp.(1)	121,000	116,045
Stark Technology, Inc.	110,000	517,328
Sumeeko Industries Co. Ltd.	47,000	79,306
Sunjuice Holdings Co. Ltd.	3,000	14,957
Sunny Friend Environmental Technology Co. Ltd.	11,244	28,335
Sunonwealth Electric Machine Industry Co. Ltd.(1)	778,000	3,758,105
Sunplus Technology Co. Ltd.(2)	25,000	18,342
Sunrex Technology Corp.	74,000	103,231
Sunspring Metal Corp.	247,000	175,625
Sunty Development Co. Ltd.	100,000	45,120
Superalloy Industrial Co. Ltd.	10,000	13,940
Supreme Electronics Co. Ltd.(1)	1,068,353	2,470,106
Swancor Holding Co. Ltd.(1)	232,000	895,017
Sweeten Real Estate Development Co. Ltd.	5,192	4,385
Symtek Automation Asia Co. Ltd.(1)	152,887	729,983
Syncmold Enterprise Corp.	48,000	110,642
Synnex Technology International Corp.(1)	963,000	2,212,423
Syscom Computer Engineering Co.(1)	78,000	132,615
Systex Corp.	17,000	62,204
T3EX Global Holdings Corp.	194,213	399,868
TA Chen Stainless Pipe(1)	5,281,603	6,219,504
Ta Ya Electric Wire & Cable	137,039	177,518
TAI Roun Products Co. Ltd.	23,000	9,718
TA-I Technology Co. Ltd.	31,750	73,551
Tai Tung Communication Co. Ltd.	46,174	31,097
Taichung Commercial Bank Co. Ltd.(1)	7,125,571	4,809,658
TaiDoc Technology Corp.(1)(2)	90,000	357,535
Taiflex Scientific Co. Ltd.	23,010	70,601
Taimide Tech, Inc.(1)	283,000	572,211
Tainan Enterprises Co. Ltd.	149,000	119,682
Tainan Spinning Co. Ltd.	189,000	81,126
Tai-Saw Technology Co. Ltd.(1)	75,000	75,386
TaiSol Electronics Co. Ltd.	13,000	23,917
Taisun Enterprise Co. Ltd.	107,000	62,577
Taita Chemical Co. Ltd.	112,850	44,799
TAI-TECH Advanced Electronics Co. Ltd.	15,000	87,313
Taiwan Acceptance Corp.(1)	331,789	783,224
Taiwan Business Bank	15,407,632	8,073,190
Taiwan Cogeneration Corp.	57,780	86,735
Taiwan Cooperative Financial Holding Co. Ltd.	6,177,367	4,715,750
Taiwan Fertilizer Co. Ltd.(1)	538,000	804,380
Taiwan Fire & Marine Insurance Co. Ltd.	166,600	263,997
Taiwan FU Hsing Industrial Co. Ltd.	151,200	232,702
Taiwan Glass Industry Corp.(1)(2)	1,035,000	1,991,827
Taiwan High Speed Rail Corp.(1)	667,000	577,252
Taiwan Hon Chuan Enterprise Co. Ltd.(1)	3,084,726	11,987,051
Taiwan Hopax Chemicals Manufacturing Co. Ltd.(1)	398,925	498,896

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Taiwan IC Packaging Corp.(2)	24,000	$19,542
Taiwan Kong King Co. Ltd.	43,000	39,129
Taiwan Line Tek Electronic	196,420	161,122
Taiwan Mask Corp.(2)	52,000	80,460
Taiwan Mobile Co. Ltd.(1)(2)	1,323,000	4,547,607
Taiwan Navigation Co. Ltd.(1)	535,000	532,801
Taiwan Paiho Ltd.(1)	665,000	1,088,564
Taiwan PCB Techvest Co. Ltd.	238,000	293,174
Taiwan Sakura Corp.(1)	203,000	560,807
Taiwan Secom Co. Ltd.	102,000	345,586
Taiwan Semiconductor Co. Ltd.(1)	76,000	148,098
Taiwan Semiconductor Manufacturing Co. Ltd.	8,917,000	556,404,408
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,782,794	1,416,958,978
Taiwan Shin Kong Security Co. Ltd.	7,070	9,255
Taiwan Steel Union Co. Ltd.	22,000	77,852
Taiwan Styrene Monomer(2)	72,000	21,396
Taiwan Surface Mounting Technology Corp.(1)	3,597,000	11,616,625
Taiwan Takisawa Technology Co. Ltd.	33,000	41,459
Taiwan TEA Corp.(2)	304,000	126,742
Taiwan Union Technology Corp.(1)	578,000	9,889,392
Taiyen Biotech Co. Ltd.	24,000	24,401
Tatung Co. Ltd.(1)	1,966,500	2,342,999
Tatung System Technologies, Inc.	23,730	48,481
TBI Motion Technology Co. Ltd.(1)(2)	69,000	113,121
TCC Group Holdings Co. Ltd.(1)	4,171,853	3,512,906
TCI Co. Ltd.(1)(2)	275,000	1,154,370
Te Chang Construction Co. Ltd.	149,000	317,845
Team Group, Inc.(1)	18,000	115,829
Teco Electric & Machinery Co. Ltd.(1)	3,331,000	8,697,013
Tera Autotech Corp.	114,000	100,666
Test Research, Inc.	60,000	424,428
Test Rite International Co. Ltd.	33,000	21,898
Thermaltake Technology Co. Ltd.(2)	97	94
Thinking Electronic Industrial Co. Ltd.(1)	68,000	407,716
Thye Ming Industrial Co. Ltd.(1)	279,275	622,276
Ton Yi Industrial Corp.	2,122,000	1,285,673
Tong Hsing Electronic Industries Ltd.(2)	103,381	580,174
Tong Yang Industry Co. Ltd.(1)	1,644,000	5,217,192
Tong-Tai Machine & Tool Co. Ltd.(1)(2)	1,093,000	1,159,868
Top Bright Holding Co. Ltd.	6,400	58,962
Top Union Electronics Corp.	79,665	73,997
Topco Scientific Co. Ltd.(1)	208,553	2,307,186
Topkey Corp.	171,000	926,651
Topoint Technology Co. Ltd.(1)	110,726	888,839
TPK Holding Co. Ltd.	523,000	711,330
Trade-Van Information Services Co.	2,000	6,133
Transcend Information, Inc.(1)	59,000	391,240
Tripod Technology Corp.	3,733,000	46,110,979
Trusval Technology Co. Ltd.(1)	91,372	780,187
TS Financial Holding Co. Ltd.	40,863,884	33,265,907
TS Financial Holding Co. Ltd., Preference Shares(2)	5,319,293	1,584,221
Tsang Yow Industrial Co. Ltd.(1)	169,000	122,828
Tsann Kuen Enterprise Co. Ltd.	102,589	76,409

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
TSC Auto ID Technology Co. Ltd.	8,798	$55,667
TSEC Corp.(1)(2)	146,000	208,904
TSRC Corp.	845,000	550,650
TST Group Holding Ltd.	11,000	36,222
Ttet Union Corp.	6,000	29,103
TTFB Co. Ltd.	27,856	150,946
TTY Biopharm Co. Ltd.	169,000	454,517
Tung Ho Steel Enterprise Corp.(1)	1,134,760	2,664,783
Tung Thih Electronic Co. Ltd.	64,064	104,884
TXC Corp.(1)	2,961,000	8,651,596
TYC Brother Industrial Co. Ltd.(1)	1,829,000	2,558,516
Tycoons Group Enterprise(2)	46,384	13,495
Tyntek Corp.	66,000	40,685
UDE Corp.(1)	249,000	930,336
Ultra Chip, Inc.	34,000	55,305
U-Ming Marine Transport Corp.(1)	863,000	1,827,664
Uni Travel Services Co. Ltd.	30	55
Unic Technology Corp.(1)	435,000	436,370
Unimicron Technology Corp.	3,853,888	58,295,714
Union Bank of Taiwan	1,986,087	1,281,659
Union Insurance Co. Ltd.	155,000	153,216
Uni-President Enterprises Corp.	14,823,000	34,273,013
Unitech Computer Co. Ltd.	46,000	63,466
Unitech Printed Circuit Board Corp.(1)	1,246,334	2,535,661
United Integrated Services Co. Ltd.(1)	588,000	20,899,768
United Microelectronics Corp.(1)	33,885,000	70,103,175
United Orthopedic Corp.	21,000	72,453
United Renewable Energy Co. Ltd.(2)	31,085	21,719
Univacco Technology, Inc.(1)	164,000	251,240
Universal Cement Corp.	729,207	697,779
Universal Vision Biotechnology Co. Ltd.(1)	69,582	303,607
UPC Technology Corp.(2)	669,000	237,354
Userjoy Technology Co. Ltd.	61,844	133,903
USI Corp.	423,000	165,921
Utechzone Co. Ltd.(1)	85,000	318,723
Vanguard International Semiconductor Corp.(1)	5,206,977	22,074,449
Ventec International Group Co. Ltd.	30,000	97,298
VIA Labs, Inc.	1,000	2,575
Viking Tech Corp.(1)	69,000	139,262
Visco Vision, Inc.(1)	62,000	374,461
Visual Photonics Epitaxy Co. Ltd.(1)	67,000	458,692
Voltronic Power Technology Corp.	42,100	1,238,200
Wafer Works Corp.(1)(2)	154,545	177,582
Wah Hong Industrial Corp.	19,000	24,759
Wah Lee Industrial Corp.	37,740	155,138
Walsin Lihwa Corp.(1)	2,211,163	2,569,374
Walsin Technology Corp.	406,000	1,996,611
Walton Advanced Engineering, Inc.(1)	88,000	179,056
Wan Hai Lines Ltd.(1)	1,038,640	2,538,586
We & Win Development Co. Ltd.(2)	291,000	96,986
We&Win Diversification Co. Ltd.	73,000	46,743
WEI Chih Steel Industrial Co. Ltd.(2)	76,000	46,851
Wei Chuan Foods Corp.	82,000	38,293

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Weikeng Industrial Co. Ltd.(1)	469,000	$475,246
Well Shin Technology Co. Ltd.	106,000	175,279
Wholetech System Hitech Ltd.	40,000	177,432
Win Semiconductors Corp.	213,000	2,256,599
Winbond Electronics Corp.(1)(2)	2,653,324	10,094,566
Winmate, Inc.(1)	28,000	134,157
Winstek Semiconductor Co. Ltd.(1)	148,000	704,600
WinWay Technology Co. Ltd.	10,000	1,607,671
Wisdom Marine Lines Co. Ltd.	643,378	1,489,742
Wistron Corp.(1)	8,986,000	38,389,304
WITS Corp.	86,345	321,694
Wiwynn Corp.(1)	66,000	8,294,300
WNC Corp.(1)	526,038	3,114,683
Wonderful Hi-Tech Co. Ltd.(1)	318,000	514,894
Wowprime Corp.(1)	1,230,737	8,609,737
WPG Holdings Ltd.	915,000	2,041,359
WT Microelectronics Co. Ltd.(1)	1,249,085	7,279,774
WUS Printed Circuit Co. Ltd.(1)	41,000	145,129
WW Holding, Inc.	32,000	67,798
XinTec, Inc.	39,000	238,079
Xxentria Technology Materials Corp.(1)	156,524	186,356
Yageo Corp.	1,923,712	18,019,818
Yang Ming Marine Transport Corp.(1)	3,652,000	6,688,986
Yankey Engineering Co. Ltd.(1)	103,180	2,237,041
YC INOX Co. Ltd.(1)(2)	268,302	178,295
YCC Parts Manufacturing Co. Ltd.	79,000	111,297
Yea Shin International Development Co. Ltd.	47,641	37,573
Yem Chio Co. Ltd.	353,510	153,997
Yen Sun Technology Corp.	170,000	288,888
Yeong Guan Energy Technology Group Co. Ltd.(2)	88,408	35,409
YFY, Inc.	1,598,000	1,314,467
Yieh Hsing Enterprise Co. Ltd.(2)	41,000	11,247
Yieh Phui Enterprise Co. Ltd.(1)(2)	1,044,264	487,353
Young Fast Optoelectronics Co. Ltd.(2)	57,000	111,078
Youngtek Electronics Corp.	50,000	120,207
Yuanta Financial Holding Co. Ltd.	35,580,311	55,446,743
Yuanta Futures Co. Ltd.	84,455	256,099
Yuen Foong Yu Consumer Products Co. Ltd.	70,000	90,100
Yulon Motor Co. Ltd.(1)	1,476,099	1,446,955
Yungshin Construction & Development Co. Ltd.(1)	234,000	409,022
YungShin Global Holding Corp.	155,000	271,154
Yusin Holding Corp.	28,787	61,837
Zeng Hsing Industrial Co. Ltd.	23,115	72,795
Zenitron Corp.	50,000	88,063
Zero One Technology Co. Ltd.(1)	171,526	662,659
Zhen Ding Technology Holding Ltd.(1)	5,163,000	34,134,487
Zhong Yang Technology Co. Ltd.(1)(2)	69,000	81,143
Zinwell Corp.(1)(2)	75,000	106,414
Zippy Technology Corp.(1)	147,000	245,456
Zyxel Group Corp.(1)	973,043	1,054,354
		4,824,932,182
Thailand — 1.4%
AAPICO Hitech PCL, NVDR	269,200	128,979

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Absolute Clean Energy PCL, NVDR(2)	830,900	$34,497
Advanced Info Service PCL, NVDR	1,518,800	18,559,287
Advanced Information Technology PCL, NVDR	110,200	17,669
AEON Thana Sinsap Thailand PCL, NVDR	66,900	210,855
Airports of Thailand PCL, NVDR	2,885,200	5,055,837
Amata Corp. PCL, NVDR	1,225,000	768,639
AP Thailand PCL, NVDR	6,926,100	2,049,223
Asia Aviation PCL, NVDR(2)	1,460,944	61,069
Asia Plus Group Holdings PCL, NVDR	561,700	41,910
Asian Sea Corp. PCL, NVDR	207,750	50,787
Asset World Corp. PCL, NVDR	1,689,200	135,682
B Grimm Power PCL, NVDR	986,600	485,227
Bangchak Corp. PCL, NVDR	7,096,500	8,618,679
Bangkok Airways PCL, NVDR	693,200	398,674
Bangkok Bank PCL, NVDR	74,200	423,482
Bangkok Chain Hospital PCL, NVDR	9,947,200	3,505,075
Bangkok Dusit Medical Services PCL, NVDR	12,519,100	8,717,908
Bangkok Expressway & Metro PCL, NVDR	4,090,500	828,636
Bangkok Land PCL, NVDR	2,403,600	37,082
Bangkok Life Assurance PCL, NVDR	7,858,700	5,410,523
Banpu PCL, NVDR	35,534,266	6,512,993
BCPG PCL, NVDR	686,100	178,390
BEC World PCL, NVDR	687,000	49,069
Berli Jucker PCL, NVDR	252,500	130,339
BG Container Glass PCL, NVDR	56,100	7,801
BTS Group Holdings PCL, NVDR(2)	2,493,400	190,809
Bumrungrad Hospital PCL, NVDR	1,045,900	7,149,616
Cal-Comp Electronics Thailand PCL, NVDR	7,217,474	1,295,591
Carabao Group PCL, NVDR	143,000	209,091
Central Pattana PCL, NVDR	3,591,400	8,075,978
Central Plaza Hotel PCL, NVDR	31,000	40,077
Central Retail Corp. PCL, NVDR	971,366	645,541
CH Karnchang PCL, NVDR	562,000	318,126
Charoen Pokphand Foods PCL, NVDR	7,873,400	5,313,430
Chularat Hospital PCL, NVDR	31,550,300	1,670,981
CK Power PCL, NVDR	593,200	48,051
Com7 PCL, NVDR	1,444,800	1,120,451
Country Group Development PCL, NVDR(2)	979,000	3,452
Country Group Holdings PCL, NVDR(2)	391,100	5,407
CP ALL PCL, NVDR	2,467,100	4,107,598
CP Axtra PCL, NVDR	20,044	10,835
Delta Electronics Thailand PCL, NVDR	2,645,300	23,690,817
Dhipaya Group Holdings PCL, NVDR	41,000	27,292
Diamond Building Products PCL, NVDR	51,200	8,488
Ditto Thailand PCL, NVDR	5,800	2,345
Dohome PCL, NVDR	740,657	92,615
Dynasty Ceramic PCL, NVDR	1,977,800	79,531
Eastern Polymer Group PCL, NVDR	226,400	28,386
Ekachai Medical Care PCL, NVDR	207,574	34,343
Electricity Generating PCL, NVDR	1,792,600	7,126,638
Energy Absolute PCL, NVDR(2)	2,724,400	264,340
Erawan Group PCL, NVDR	8,351,840	858,429
Forth Corp. PCL, NVDR(2)	56,900	15,552

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
G J Steel PCL, NVDR(2)	6,403,900	$20,618
GFPT PCL, NVDR	629,000	197,273
Global Power Synergy PCL, NVDR	761,400	1,063,051
Gulf Development PCL, NVDR(2)	2,598,755	5,181,240
Gunkul Engineering PCL, NVDR	2,557,400	203,955
Haad Thip PCL, NVDR	27,800	14,393
Hana Microelectronics PCL, NVDR	353,800	206,668
Home Product Center PCL, NVDR	21,905,900	5,210,148
Ichitan Group PCL, NVDR	797,600	379,628
Indorama Ventures PCL, NVDR	1,413,300	1,041,135
IRPC PCL, NVDR(2)	12,909,000	589,657
Italian-Thai Development PCL, NVDR(2)	2,149,900	16,568
Jasmine International PCL, NVDR(2)	2,248,849	95,473
JMT Network Services PCL, NVDR	6,968	2,485
Kasikornbank PCL, NVDR	1,602,800	10,361,143
KCE Electronics PCL, NVDR	8,006,600	5,008,464
KGI Securities Thailand PCL, NVDR	805,200	116,033
Khon Kaen Sugar Industry PCL, NVDR	380,000	16,246
Kiatnakin Phatra Bank PCL, NVDR	178,200	445,445
Krung Thai Bank PCL, NVDR	10,296,400	11,338,266
Krungthai Card PCL, NVDR	1,062,100	1,134,821
Land & Houses PCL, NVDR	12,982,700	1,819,034
LPN Development PCL, NVDR	441,700	23,167
Major Cineplex Group PCL, NVDR	187,100	48,185
MBK PCL, NVDR	204,844	135,052
MC Group PCL, NVDR	181,500	69,457
MCS Steel PCL, NVDR	184,800	56,434
Mega Lifesciences PCL, NVDR	427,900	523,503
Minor International PCL, NVDR	7,843,600	6,558,940
MK Restaurants Group PCL, NVDR	90,000	64,410
Mono Next PCL, NVDR(2)	1,312,800	41,817
Muangthai Capital PCL, NVDR	4,181,400	4,968,809
Namyong Terminal PCL, NVDR	30,600	3,758
Origin Property PCL, NVDR	94,600	6,509
Osotspa PCL, NVDR	1,195,100	660,111
Plan B Media PCL, NVDR	35,403,500	5,425,828
Polyplex Thailand PCL, NVDR	118,600	33,411
POSCO-Thainox PCL, NVDR(2)	576,900	7,424
Precious Shipping PCL, NVDR	722,900	180,049
Premier Marketing PCL, NVDR	72,700	28,863
PRG Corp. PCL, NVDR	56,870	17,190
Prima Marine PCL, NVDR	1,528,500	385,607
Pruksa Holding PCL, NVDR	89,200	11,422
PTG Energy PCL, NVDR	4,196,200	1,349,293
PTT Exploration & Production PCL, NVDR	2,971,300	13,142,675
PTT Global Chemical PCL, NVDR	9,455,300	8,583,939
PTT Oil & Retail Business PCL, NVDR	3,946,400	1,699,298
PTT PCL, NVDR	16,039,400	19,089,162
Quality Houses PCL, NVDR	53,700,500	2,642,764
R&B Food Supply PCL, NVDR	29,500	3,358
Rabbit Holdings PCL, NVDR(2)	3,088,800	33,775
Rajthanee Hospital PCL, NVDR	65,600	29,724
Ratch Group PCL, NVDR	1,000,950	998,055

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Ratchthani Leasing PCL, NVDR	1,553,750	$96,469
Regional Container Lines PCL, NVDR	7,629,900	7,543,205
Rojana Industrial Park PCL, NVDR	503,600	84,197
S Hotels & Resorts PCL, NVDR	1,097,200	69,099
S Kijchai Enterprise PCL, R Shares, NVDR	189,900	41,802
Sabina PCL, NVDR	189,300	103,489
Samart Corp. PCL, NVDR	315,700	66,540
Sansiri PCL, NVDR	119,734,600	6,007,314
Sappe PCL, NVDR	3,200	3,523
SC Asset Corp. PCL, NVDR	869,800	57,074
SCB X PCL, NVDR	175,800	839,384
Sermsang Power Corp. Co. Ltd., NVDR	416,975	45,361
Siam Cement PCL, NVDR	1,081,500	7,824,712
Siam Global House PCL, NVDR	1,292,181	322,461
Siamgas & Petrochemicals PCL, NVDR	124,500	30,654
Singer Thailand PCL, NVDR(2)	304,200	58,629
Singha Estate PCL, NVDR	1,000,000	19,313
SISB PCL, NVDR	26,300	10,737
Somboon Advance Technology PCL, NVDR	159,800	84,769
SPCG PCL, NVDR	87,000	25,893
Sri Trang Agro-Industry PCL, NVDR	1,162,600	548,899
Srisawad Capital 1969 PCL, NVDR	237,731	8,792
Srisawad Corp. PCL, NVDR	5,854,444	5,410,097
Srivichai Vejvivat PCL, NVDR	93,400	27,032
Star Petroleum Refining PCL, NVDR	1,377,800	337,558
Stecon Group PCL, NVDR(2)	2,423,600	1,012,965
Stella X PCL, NVDR(2)	2,022,600	10,406
STP & I PCL, NVDR(2)	367,800	70,910
Supalai PCL, NVDR	1,162,700	665,645
Super Energy Corp. PCL, NVDR(2)	6,494,800	25,081
Susco PCL, NVDR	694,300	49,109
Taokaenoi Food & Marketing PCL, Class R, NVDR	609,400	86,647
Tata Steel Thailand PCL, NVDR(2)	498,600	11,866
Thai Airways International PCL, NVDR(2)	20,500	4,518
Thai Oil PCL, NVDR	5,029,800	8,871,937
Thai Union Group PCL, NVDR	17,841,700	7,110,275
Thai Vegetable Oil PCL, NVDR	227,700	180,900
Thaicom PCL, NVDR(2)	859,900	326,012
Thaifoods Group PCL, NVDR	1,042,480	217,874
Thanachart Capital PCL, NVDR	118,400	231,405
Thonburi Healthcare Group PCL, NVDR(2)	1,626,800	487,282
Thoresen Thai Agencies PCL, NVDR	845,900	136,055
TIDLOR Holdings PCL, NVDR	678,600	434,382
Tipco Asphalt PCL, NVDR	429,100	192,002
Tisco Financial Group PCL, NVDR	222,300	818,670
TKS Technologies PCL, NVDR	43,200	9,656
TMBThanachart Bank PCL, NVDR	27,905,200	2,117,184
TOA Paint Thailand PCL, NVDR	180,400	91,829
TPI Polene PCL, NVDR	1,342,100	34,051
TPI Polene Power PCL, NVDR	537,300	33,864
TQM Alpha PCL, NVDR	77,700	35,985
Triple i Logistics PCL, NVDR	331,586	44,153
True Corp. PCL, NVDR	29,409,799	13,706,015

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
TTW PCL, NVDR	244,900	$74,040
Unique Engineering & Construction PCL, NVDR	129,200	12,961
United Paper PCL, NVDR	45,600	11,441
Univentures PCL, NVDR(2)	191,000	5,528
Vanachai Group PCL, NVDR	117,200	7,400
VGI PCL, NVDR	62,764	2,366
WHA Corp. PCL, NVDR	90,100	12,625
Workpoint Entertainment PCL, NVDR(2)	45,500	5,750
Xspring Capital PCL, NVDR(2)	3,816,100	62,556
		303,014,203
Turkey — 0.9%
Adese Gayrimenkul Yatirim AS(2)	21,535,987	534,026
Afyon Cimento Sanayi TAS	44,553	14,756
AG Anadolu Grubu Holding AS	74,130	57,047
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS(2)	122,694	69,504
Akbank TAS	6,853,324	14,091,533
Akcansa Cimento AS	8,315	39,821
Aksa Akrilik Kimya Sanayii AS	452,829	105,045
Aksa Enerji Uretim AS(2)	479,936	734,249
Alarko Holding AS(1)	500,761	1,169,359
Albaraka Turk Katilim Bankasi AS	5,209,395	1,086,625
Anadolu Anonim Turk Sigorta Sirketi	3,035,627	1,796,055
Anadolu Efes Biracilik Ve Malt Sanayii AS(1)	2,436,125	1,053,347
Aselsan Elektronik Sanayi Ve Ticaret AS	2,076,679	15,231,136
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS(1)	243,949	1,043,875
Aygaz AS	40,612	227,240
Bagfas Bandirma Gubre Fabrikalari AS(2)	24,987	19,415
Baticim Bati Anadolu Cimento Sanayii AS(2)	3,859,491	474,977
Bera Holding AS(2)	1,593,868	626,015
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(2)	77,420	2,698
BIM Birlesik Magazalar AS(1)	535,903	8,162,379
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS(2)	12,816	189,209
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	2,541	5,242
Cimsa Cimento Sanayi VE Ticaret AS(1)	267,967	312,374
Coca-Cola Icecek AS	2,418,062	3,926,215
Destek Finans Faktoring AS(1)(2)	60,932	2,081,822
Dogan Sirketler Grubu Holding AS(1)	1,353,874	620,948
Dogus Otomotiv Servis ve Ticaret AS	234,427	1,165,747
Efor Yatirim Sanayi Ticaret AS	1,061,808	518,682
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	5,143	13,460
Enerjisa Enerji AS	171,096	418,477
Enerya Enerji AS	4,826,998	1,101,665
Eregli Demir ve Celik Fabrikalari TAS(1)	11,627,303	8,661,781
Esenboga Elektrik Uretim AS(2)	183,799	16,120
Europen Endustri Insaat Sanayi VE Ticaret AS(2)	442,812	50,677
Ford Otomotiv Sanayi AS(1)	223,202	589,839
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS(2)	1,512,593	41,340
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	542,490	96,378
Gentas Genel Metal Sanayi ve Ticaret AS	428,657	91,577
Girsim Elektrik Sanayi Taahut Ve Ticaret AS(2)	38,320	40,210
Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	77,093	38,291
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	6,451	51,436
Goodyear Lastikleri TAS(2)	456	159

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Gozde Girisim Sermayesi Yatirim Ortakligi AS(2)	150,862	$87,252
Gubre Fabrikalari TAS(2)	55,875	677,758
Haci Omer Sabanci Holding AS(1)	2,913,563	6,696,868
Is Finansal Kiralama AS(2)	634,871	309,103
Is Yatirim Menkul Degerler AS	681,873	748,553
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)(2)	382,092	283,589
Katilimevim Tasarruf Finansman AS	10,961,772	10,034,983
Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS(2)	27,444,291	1,744,334
Kervan Gida Sanayi Ve Ticaret AS(2)	361,269	25,771
KOC Holding AS(1)	1,886,315	8,581,006
Logo Yazilim Sanayi Ve Ticaret AS	21,409	67,458
Lydia Holding AS(2)	25,502	116,134
Marmara Holding AS(2)	2,248,463	128,634
Mavi Giyim Sanayi Ve Ticaret AS, B Shares(1)	457,504	473,280
MIA Teknoloji AS(1)(2)	454,418	388,284
Migros Ticaret AS(1)	178,930	2,638,455
MLP Saglik Hizmetleri AS(2)	216,483	2,161,732
Naturel Yenilenebilir Enerji Ticaret AS	157,350	28,691
NET Holding AS(2)	138,455	144,096
Nuh Cimento Sanayi AS	26,916	166,579
ODAS Elektrik Uretim ve Sanayi Ticaret AS(2)	3,847,759	515,855
Oyak Cimento Fabrikalari AS(1)	456,531	255,041
Pegasus Hava Tasimaciligi AS(1)(2)	1,089,482	4,880,726
Petkim Petrokimya Holding AS(1)(2)	1,206,562	475,464
Polisan Holding AS	565,418	207,095
Qua Granite Hayal(2)	898,793	57,158
Ral Yatirim Holding AS(2)	103,847	369,726
Reysas Tasimacilik ve Lojistik Ticaret AS(2)	178,881	81,404
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	2,001	1,690
Sasa Polyester Sanayi AS(1)(2)	1,141,216	64,102
Segmen Kardesler Gida Uretim Ve Ambalaj Sanayi AS/Turkey	41,650	45,056
Sekerbank Turk AS	4,950,864	1,377,509
Selcuk Ecza Deposu Ticaret ve Sanayi AS	74,383	143,974
Sok Marketler Ticaret AS(1)(2)	3,641,981	5,297,582
TAB Gida Sanayi Ve Ticaret AS, Class A	65,111	386,043
TAV Havalimanlari Holding AS(1)(2)	1,405,909	9,896,602
Tekfen Holding AS	223,574	365,767
Teknosa Ic Ve Dis Ticaret AS(2)	3,141	1,616
Tera Yatirim Menkul Degerler AS(2)	362,185	2,179,685
Tofas Turk Otomobil Fabrikasi AS(1)	47,826	346,876
Trust Anadolu Metal Madencilik Isletmeleri AS(1)(2)	64,168	246,751
Trust Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(2)	173,802	482,459
Tukas Gida Sanayi ve Ticaret AS(2)	1,661,938	92,115
Turcas Holding AS	57,514	62,209
Turk Altin Isletmeleri AS(1)(2)	480,365	667,739
Turk Hava Yollari AO	1,552,473	10,881,952
Turk Traktor ve Ziraat Makineleri AS	4,363	50,756
Turkcell Iletisim Hizmetleri AS, ADR	1,490,535	10,046,206
Turkiye Halk Bankasi AS(1)(2)	139,732	156,156
Turkiye Is Bankasi AS, C Shares(1)	27,298,275	10,529,426
Turkiye Petrol Rafinerileri AS	2,120,524	10,560,809
Turkiye Sigorta AS	593,434	164,942
Turkiye Sinai Kalkinma Bankasi AS(2)	4,361,741	1,290,443

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Turkiye Sise ve Cam Fabrikalari AS(1)	1,450,331	$1,483,805
Turkiye Vakiflar Bankasi TAO, D Shares(1)(2)	1,595,561	1,495,088
Ulker Biskuvi Sanayi AS(1)	997,671	2,806,549
Ulusoy Elektrik Imalat Taahhut Ve Ticaret AS(2)	578	2,433
Ulusoy Un Sanayi ve Ticaret AS(2)	239,382	38,266
Usak Seramik Sanayii AS(2)	5,228,176	196,721
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	43,355	77,357
Vestel Beyaz Esya Sanayi ve Ticaret AS	154,699	28,366
Vestel Elektronik Sanayi ve Ticaret AS(1)(2)	183,872	126,496
Yapi ve Kredi Bankasi AS(2)	7,348,024	7,257,716
Zorlu Enerji Elektrik Uretim AS(2)	45,584,098	3,497,551
		191,264,593
United Arab Emirates — 0.8%
Abu Dhabi Commercial Bank PJSC	1,309,775	5,405,156
Abu Dhabi Islamic Bank PJSC	844,910	5,867,085
Abu Dhabi National Hotels	389,651	55,184
Abu Dhabi National Oil Co. for Distribution PJSC	8,102,450	8,818,134
ADNOC Drilling Co. PJSC	3,252,612	4,532,639
Adnoc Gas PLC	6,528,512	6,041,914
ADNOC Logistics & Services	1,355,465	2,020,765
Agility Global PLC	4,122,471	1,547,699
Air Arabia PJSC	4,517,292	6,655,578
Aldar Properties PJSC	3,365,942	9,897,336
Americana Restaurants International PLC - Foreign Co.	2,309,407	1,172,950
Dana Gas PJSC	7,623,326	1,953,122
Deyaar Development PJSC	3,616,995	1,012,967
Dubai Electricity & Water Authority PJSC	3,769,920	3,080,604
Dubai Financial Market PJSC	229,956	100,950
Dubai Investments PJSC	1,857,685	2,029,477
Dubai Islamic Bank PJSC	2,713,058	6,127,620
Emaar Development PJSC	3,513,969	18,511,389
Emaar Properties PJSC	12,843,163	56,682,201
Emirates Central Cooling Systems Corp.	177,545	86,147
Emirates NBD Bank PJSC	1,248,551	11,218,620
Emirates Telecommunications Group Co. PJSC	1,386,713	7,659,226
Eshraq Investments PJSC(2)	2,303,521	298,020
First Abu Dhabi Bank PJSC	1,325,292	7,076,970
GFH Financial Group BSC	12,582,243	7,155,989
National Central Cooling Co. PJSC	131,792	109,432
Parkin Co. PJSC	700,257	1,123,788
RAK Properties PJSC(2)	4,229,592	1,611,936
Salik Co. PJSC	2,550,857	4,446,640
Sharjah Islamic Bank	2,359,415	2,409,957
Space42 PLC(2)	484,579	205,394
Union Properties PJSC(2)	2,068,890	510,120
		185,425,009
United Kingdom — 0.0%
Metlen Energy & Metals PLC(1)(2)	78,906	3,349,164
Metlen Energy & Metals PLC(1)(2)	102,077	4,281,038
		7,630,202
United States — 0.0%
Coupang, Inc.(2)	332,813	6,350,072
TOTAL COMMON STOCKS (Cost $15,869,805,320)		21,949,908,642

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
WARRANTS — 0.0%
Brazil — 0.0%
Gol Linhas Aereas Inteligentes SA(2)	367,784	$179
Malaysia — 0.0%
Ann Joo Resources Bhd.(2)	25,825	763
Berjaya Corp. Bhd.(2)	2,557,149	46,004
Berjaya Food Bhd.(2)	234,118	2,708
Dagang NeXchange Bhd.(2)	680,066	26,217
Hengyuan Refining Co. Bhd.(2)	105,550	10,172
NEXG Bhd.(2)	314,250	9,691
SEG International Bhd.(2)	6,150	142
Supermax Corp. Bhd.(2)	174,799	3,145
Top Glove Corp. Bhd.(2)	139,854	5,032
VS Industry Bhd.(2)	140,560	181
YTL Corp. Bhd.(2)	313,482	50,708
YTL Power International Bhd.(1)(2)	718,280	157,372
		312,135
Thailand — 0.0%
Energy Absolute PCL, NVDR(2)	367,133	8,017
Jasmine International PCL, NVDR(2)	1,502,474	15,450
Kiatnakin Phatra Bank PCL, NVDR(2)	8,275	67
Noble Development PCL, NVDR(2)	102,600	823
Origin Property PCL, NVDR(2)	23,650	289
Roctec Global PCL, NVDR(2)	498,325	160
TEAM Consulting Engineering & Management PCL, NVDR(2)	89,260	399
		25,205
TOTAL WARRANTS (Cost $436,867)		337,519
RIGHTS — 0.0%
Brazil — 0.0%
Hypera SA(2)	18,355	7,375
South Korea — 0.0%
Tway Air Co. Ltd.(2)	29,622	3,351
TOTAL RIGHTS (Cost $—)		10,726
SHORT-TERM INVESTMENTS — 1.1%
Money Market Funds — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	41,486,709	41,486,709
State Street Navigator Securities Lending Government Money Market Portfolio(4)	195,561,182	195,561,182
TOTAL SHORT-TERM INVESTMENTS (Cost $237,047,891)		237,047,891
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $16,107,290,078)		22,187,304,778
OTHER ASSETS AND LIABILITIES — (1.2)%		(273,507,598)
TOTAL NET ASSETS — 100.0%		$21,913,797,180

Schedule of Investments - Avantis Emerging Markets Equity ETF

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	28.2%
Financials	22.0%
Consumer Discretionary	10.4%
Materials	9.7%
Industrials	8.8%
Communication Services	5.7%
Energy	4.4%
Consumer Staples	3.6%
Health Care	2.9%
Utilities	2.6%
Real Estate	1.8%
Short-Term Investments	1.1%
Other Assets and Liabilities	(1.2)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
BDR	–	Brazilian Depository Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,153,053,524. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,230,523,923, which includes securities collateral of $1,034,962,741.

Schedule of Investments - Avantis Emerging Markets Equity ETF

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$668,622,336	$333,343,779	—
Chile	39,282,046	77,945,852	—
China	866,926,732	4,164,210,046	—
Colombia	17,564,487	13,064,485	—
India	245,165,511	2,764,709,131	—
Indonesia	20,763,391	257,478,964	—
Mexico	161,041,184	337,798,110	—
Peru	129,369,313	—	—
Philippines	6,045,412	98,924,874	—
South Africa	350,532,851	681,190,513	—
South Korea	260,804,711	3,617,108,059	—
Taiwan	1,553,416,716	3,271,515,466	—
Turkey	10,046,206	181,218,387	—
United States	6,350,072	—	—
Other Countries	—	1,815,470,008	—
Warrants	—	337,519	—
Rights	—	10,726	—
Short-Term Investments	237,047,891	—	—
	$4,572,978,859	$17,614,325,919	—

See Notes to Financial Statements.

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.8%
Brazil — 6.6%
Allos SA	22,600	$143,892
Alpargatas SA, Preference Shares	8,900	26,388
Alupar Investimento SA	108	753
Ambev SA, ADR(1)	73,004	230,693
Anima Holding SA	500	495
Armac Locacao Logistica E Servicos SA	100	115
Auren Energia SA	17,000	39,495
Automob Participacoes SA(2)	412	1,050
Axia Energia, ADR	53,180	642,414
Axia Energia, Class B Preference Shares	4,700	61,508
Axia Energia, Class C, ADR(1)(2)	13,973	163,903
Axia Energia, Class C Preference Shares(2)	1,235	14,312
Azzas 2154 SA	5,240	26,698
B3 SA - Brasil Bolsa Balcao	67,700	236,650
Banco ABC Brasil SA(2)	442	2,320
Banco ABC Brasil SA, Preference Shares	6,700	35,522
Banco BMG SA, Preference Shares	200	197
Banco Bradesco SA	50,600	181,712
Banco Bradesco SA, ADR	215,409	881,023
Banco BTG Pactual SA	36,747	440,620
Banco do Brasil SA	61,200	322,683
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	15,400	55,814
Banco Santander Brasil SA, ADR(1)	12,875	83,816
BB Seguridade Participacoes SA	28,700	194,879
Bemobi Mobile Tech SA	4,000	18,750
BR Advisory Partners Participacoes SA	3,800	14,373
BrasilAgro - Co. Brasileira de Propriedades Agricolas	2,900	12,038
Braskem SA, Class A, ADR(2)	6,525	24,991
Brava Energia(2)	1	2
Brava Energia(2)	31,085	113,510
C&A Modas SA	7,600	19,183
Caixa Seguridade Participacoes SA	8,500	29,712
Camil Alimentos SA	1,700	2,278
Cia Brasileira de Aluminio(2)	18,400	36,538
Cia Brasileira de Distribuicao(2)	18,900	11,503
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	7,300	11,961
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	15,386	461,734
Cia de Saneamento de Minas Gerais Copasa MG	14,800	157,484
Cia De Sanena Do Parana	4,100	36,021
Cia De Sanena Do Parana, Preference Shares	60,100	100,704
Cia Energetica de Minas Gerais, ADR	135,283	320,621
Cia Siderurgica Nacional SA, ADR(1)(2)	39,567	66,473
Construtora Tenda SA	300	1,769
Cosan SA(2)	26,787	32,919
CPFL Energia SA	4,900	47,992
Cury Construtora e Incorporadora SA	13,800	104,715
CVC Brasil Operadora e Agencia de Viagens SA(2)	37,900	16,856
Cyrela Brazil Realty SA Empreendimentos e Participacoes	17,400	104,709
Cyrela Brazil Realty SA Empreendimentos e Participacoes, Preference Shares(2)	3,298	18,753
Dexco SA	28,784	30,600

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
EcoRodovias Infraestrutura e Logistica SA	39,400	$82,312
Embraer SA, ADR	6,987	504,601
Empreendimentos Pague Menos SA	20,379	27,668
Energisa SA	18,150	191,927
Eneva SA(2)	10,100	41,945
Engie Brasil Energia SA	11,900	77,763
Equatorial SA	6,489	53,087
Even Construtora e Incorporadora SA	11,300	18,471
Ez Tec Empreendimentos e Participacoes SA	10,553	32,319
Fras-Le SA	5,900	28,012
Gerdau SA, ADR	108,418	438,009
GPS Participacoes e Empreendimentos SA	110	397
Grendene SA	17,800	17,673
Grupo Mateus SA	9,900	11,046
Grupo Multi SA	3,800	993
Grupo SBF SA	10,400	25,521
Hapvida Participacoes e Investimentos SA(2)	1,380	2,835
Hidrovias do Brasil SA(2)	15,564	12,448
Hypera SA	6,700	30,321
Iguatemi SA	17,300	98,336
Inter & Co., Inc., Class A	24,977	217,550
Iochpe Maxion SA	11,500	23,554
Irani Papel e Embalagem SA	8,500	16,232
IRB-Brasil Resseguros SA(2)	7,600	91,885
Isa Energia Brasil SA, Preference Shares	17,900	99,722
Itau Unibanco Holding SA, ADR	124,934	1,130,653
Jalles Machado SA(2)	2,500	1,468
JBS NV, BDR(2)	17,954	303,395
JBS NV, Class A(2)	10,795	182,328
JHSF Participacoes SA	43,200	83,762
JSL SA	1,200	1,842
Kepler Weber SA	7,400	13,958
Klabin SA	40,622	163,154
Lavvi Empreendimentos Imobiliarios SA	7,100	25,483
Localiza Rent a Car SA	18,600	184,349
Localiza Rent a Car SA, Preference Shares(2)	715	6,872
LOG Commercial Properties e Participacoes SA	3,400	18,849
Lojas Quero-Quero SA(2)	400	169
Lojas Renner SA	31,740	97,081
M Dias Branco SA	3,100	14,071
Magazine Luiza SA	30,765	56,411
Mahle Metal Leve SA	4,700	33,106
Marcopolo SA	19,910	25,400
Marcopolo SA, Preference Shares	55,550	74,984
MBRF Global Foods Co. SA	15,900	64,202
Metalurgica Gerdau SA, Preference Shares	68,264	123,971
Mills Locacao Servicos e Logistica SA	7,500	22,076
Minerva SA	12,100	12,321
Motiva Infraestrutura de Mobilidade SA	58,600	189,637
Moura Dubeux Engenharia SA	8,400	54,105
Movida Participacoes SA	23,600	67,902
MRV Engenharia e Participacoes SA(2)	29,600	59,125
Multiplan Empreendimentos Imobiliarios SA	4,200	28,773

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Natura Cosmeticos SA(2)	2,300	$4,092
NU Holdings Ltd., Class A(2)	18,928	283,541
Oceanpact Servicos Maritimos SA(2)	8,500	15,901
Odontoprev SA	19,200	54,718
Orizon Valorizacao de Residuos SA(2)	200	2,921
Pagseguro Digital Ltd., Class A	13,852	146,970
Patria Investments Ltd., Class A(1)	3,033	39,793
PBG SA(2)	300	189
Petroleo Brasileiro SA - Petrobras, ADR	57,984	964,274
Petroleo Brasileiro SA - Petrobras, ADR, Preference Shares	72,094	1,110,248
Petroreconcavo SA	10,000	24,149
Plano & Plano Desenvolvimento Imobiliario SA	5,100	15,241
Positivo Tecnologia SA	12,400	9,796
PRIO SA(2)	33,200	347,899
Raia Drogasil SA	41,106	201,100
Raizen SA, Preference Shares(2)	28,600	3,515
Randoncorp SA, Preference Shares	4,800	6,245
Rede D'Or Sao Luiz SA	9,500	75,144
Romi SA	300	480
Rumo SA	13,400	41,770
Sao Martinho SA	10,800	37,857
Ser Educacional SA	5,500	13,271
Simpar SA	8,650	21,446
SLC Agricola SA	13,387	43,035
Smartfit Escola de Ginastica e Danca SA	16,815	66,420
StoneCo Ltd., A Shares(2)	8,354	140,347
Suzano SA, ADR(1)	43,050	487,756
SYN prop e tech SA	300	281
Taurus Armas SA, Preference Shares	220	250
Tegma Gestao Logistica SA	2,000	15,387
Telefonica Brasil SA, ADR	15,302	258,757
TIM SA, ADR	6,817	187,331
TOTVS SA	2,000	14,770
Transmissora Alianca de Energia Eletrica SA	10,400	89,160
Tres Tentos Agroindustrial SA	6,000	20,060
Tupy SA(2)	3,300	8,722
Ultrapar Participacoes SA, ADR	71,795	362,565
Uniao Pet Participacoes SA(2)	17,400	10,284
Unipar Carbocloro SA, Class B Preference Shares	1,100	15,209
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares(2)	36,400	49,845
Vale SA, ADR	149,817	2,573,856
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	3,600	15,224
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	48,000	41,572
Vibra Energia SA	97,775	566,452
Vivara Participacoes SA	2,800	17,177
Vulcabras SA	812	3,022
WEG SA	26,200	254,002
XP, Inc., Class A	25,779	555,022
YDUQS Participacoes SA	11,500	29,902
		20,014,183
Chile — 0.9%
Aguas Andinas SA, A Shares	38,300	16,196
Banco de Chile	850,473	175,406

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Banco de Credito e Inversiones SA	3,273	$224,241
Banco Santander Chile, ADR	7,459	252,935
CAP SA(2)	3,926	31,982
Cencosud SA	19,589	61,239
Cia Cervecerias Unidas SA, ADR(1)	6,434	85,830
Cia Sud Americana de Vapores SA	827,726	44,938
Colbun SA	353,615	58,884
Embotelladora Andina SA, Class B Preference Shares	14,766	71,127
Empresa Nacional de Telecomunicaciones SA	17,558	78,380
Empresas CMPC SA	31,417	46,562
Empresas Copec SA	17,805	146,974
Enel Americas SA	336,505	30,270
Enel Chile SA	638,817	53,479
Engie Energia Chile SA	44,610	76,476
Falabella SA	18,585	138,065
Parque Arauco SA	53,001	251,625
Plaza SA	49,746	234,912
Ripley Corp. SA	100,219	50,316
Salfacorp SA	11,540	17,600
SMU SA	63,959	11,287
Sociedad Quimica y Minera de Chile SA, ADR(2)	5,841	445,668
Vina Concha y Toro SA	27,790	29,768
		2,634,160
Colombia — 0.2%
Cementos Argos SA	22,262	70,251
Ecopetrol SA, ADR(1)	12,208	145,153
Grupo Argos SA	3,651	16,056
Grupo Cibest SA	3,217	72,331
Grupo Cibest SA, ADR	2,552	173,230
Grupo de Inversiones Suramericana SA	6,952	100,426
Interconexion Electrica SA ESP	11,617	86,756
Mineros SA	13,670	72,649
		736,852
Czech Republic — 0.2%
CEZ AS	6,527	370,716
Komercni Banka AS	2,013	115,389
Moneta Money Bank AS	18,994	182,731
		668,836
Egypt — 0.2%
Commercial International Bank - Egypt (CIB), GDR	171,967	458,556
Greece — 0.9%
Aegean Airlines SA	4,738	76,918
Aktor SA Holding Co. Technical & Energy Projects(2)	3,006	37,335
Alpha Bank SA	179,159	788,017
Athens International Airport SA	3,070	41,499
Eurobank SA	24,129	111,801
GEK TERNA SA	2,640	112,476
Hellenic Telecommunications Organization SA	1,522	31,615
HELLENiQ ENERGY Holdings SA	4,924	51,415
Holding Co. ADMIE IPTO SA	4,269	15,407
Intracom Holdings SA	41	158
Jumbo SA	800	23,439
LAMDA Development SA(2)	326	2,694

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Motor Oil Hellas Corinth Refineries SA	5,426	$235,536
National Bank of Greece SA	24,242	394,337
OPAP Holding SA	1,630	30,470
Optima bank SA	8,961	103,474
Piraeus Bank SA(2)	58,324	559,595
Public Power Corp. SA	3,135	70,158
Titan SA	1,361	84,451
		2,770,795
Hungary — 0.5%
Magyar Telekom Telecommunications PLC	28,022	190,018
MOL Hungarian Oil & Gas PLC	27,047	299,384
OTP Bank Nyrt	7,859	968,955
Richter Gedeon Nyrt	3,062	114,865
		1,573,222
India — 17.2%
360 ONE WAM Ltd.	1,250	15,183
3M India Ltd.	130	53,614
5Paisa Capital Ltd.(2)	1,497	5,268
63 Moons Technologies Ltd.	1,258	8,370
Aarti Drugs Ltd.	5,789	23,402
Aarti Industries Ltd.	12,703	62,509
Aarti Pharmalabs Ltd.	1,893	15,089
Aavas Financiers Ltd.(2)	1,528	21,616
ABB India Ltd.	449	29,993
Acme Solar Holdings Ltd.	12,742	33,094
Action Construction Equipment Ltd.	1,816	17,706
Adani Enterprises Ltd.	2,705	64,372
Adani Enterprises Ltd.(2)	324	6,148
Adani Green Energy Ltd.(2)	385	4,016
Adani Ports & Special Economic Zone Ltd.	20,576	344,456
Adani Power Ltd.(2)	121,391	187,286
Aditya Birla Fashion & Retail Ltd.(2)	141	104
Aditya Birla Lifestyle Brands Ltd.(2)	28,411	31,935
Aditya Birla Real Estate Ltd.	193	2,741
Aditya Birla Sun Life Asset Management Co. Ltd.	4,489	44,157
Advanced Enzyme Technologies Ltd.	77	254
Advent Hotels International Pvt Ltd.(2)	500	1,064
Aegis Logistics Ltd.	1,782	13,500
Afcons Infrastructure Ltd.	10,992	35,314
Affle 3i Ltd.(2)	14	212
Agarwal Industrial Corp. Ltd.	53	321
AGI Greenpac Ltd.	813	4,788
AGI Infra Ltd.	8,345	28,051
AIA Engineering Ltd.	2,555	108,200
Ajanta Pharma Ltd.	3,492	115,093
Ajmera Realty & Infra India Ltd.	120	170
Alembic Ltd.	633	639
Alembic Pharmaceuticals Ltd.	285	2,232
Alivus Life Sciences Ltd.	2,650	26,647
Alkem Laboratories Ltd.	3,241	200,990
Alkyl Amines Chemicals	768	12,554
Allcargo Global Ltd.(2)	1,161	274
Allcargo Logistics Ltd.(2)	1,161	108

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Allied Digital Services Ltd.	468	$607
Alok Industries Ltd.(2)	3,019	476
Amara Raja Energy & Mobility Ltd.	4,256	39,553
Amber Enterprises India Ltd.(2)	760	66,669
Ambuja Cements Ltd.	7,537	41,422
Anand Rathi Wealth Ltd.	1,552	52,481
Anant Raj Ltd.	3,053	17,810
Andhra Sugars Ltd.	428	348
Angel One Ltd.	17,420	44,747
Antelopus Selan Energy Ltd.(2)	79	448
Antony Waste Handling Cell Ltd.(2)	2,238	12,140
Anup Engineering Ltd.	371	6,426
Anupam Rasayan India Ltd.	1,079	14,713
Apar Industries Ltd.	1,235	151,998
APL Apollo Tubes Ltd.	1,853	45,566
Apollo Hospitals Enterprise Ltd.	1,751	150,808
Apollo Tyres Ltd.	17,297	86,370
Aptus Value Housing Finance India Ltd.	4,289	11,517
Archean Chemical Industries Ltd.	6,809	43,184
Arman Financial Services Ltd.(2)	725	12,503
Arvind Fashions Ltd.	9,993	48,622
Arvind Ltd.	10,411	40,360
Asahi India Glass Ltd.	3,943	39,071
Ashok Leyland Ltd.	114,903	266,820
Ashoka Buildcon Ltd.(2)	5,891	8,447
Asian Paints Ltd.	9,385	245,590
Aster DM Healthcare Ltd.	18,617	134,137
Astral Ltd.	475	8,717
AstraZeneca Pharma India Ltd.	260	25,381
Atul Ltd.	286	20,973
AU Small Finance Bank Ltd.	11,377	119,793
AurionPro Solutions Ltd.	489	4,789
Aurobindo Pharma Ltd.	13,495	181,605
Avantel Ltd.	6,403	10,107
Avanti Feeds Ltd.	4,909	69,669
Avenue Supermarts Ltd.(2)	1,011	42,875
AvenuesAI Ltd.(2)	60,410	11,054
Awfis Space Solutions Ltd.(2)	1,774	5,705
AWL Agri Business Ltd.(2)	15,615	32,494
Axis Bank Ltd., GDR	14,110	1,062,603
Bajaj Auto Ltd.	1,253	137,469
Bajaj Consumer Care Ltd.(2)	686	2,981
Bajaj Finance Ltd.	82,433	904,053
Bajaj Finserv Ltd.	2,980	65,352
Bajaj Healthcare Ltd.	3,342	12,124
Bajaj Hindusthan Sugar Ltd.(2)	71,892	12,784
Bajel Projects Ltd.(2)	153	271
Balaji Amines Ltd.	286	3,417
Balkrishna Industries Ltd.	2,746	72,059
Balmer Lawrie & Co. Ltd.	4,521	9,026
Balrampur Chini Mills Ltd.	1,995	10,334
Banco Products India Ltd.	4,373	29,997
Bandhan Bank Ltd.	38,568	77,230

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Bank of Baroda	29,571	$104,759
Bank of Maharashtra	6,906	5,680
BASF India Ltd.	198	7,520
Bata India Ltd.	2,201	19,097
Bayer CropScience Ltd.	1,002	51,451
BEML Ltd.	556	10,283
Berger Paints India Ltd.	192	962
BF Utilities Ltd.(2)	38	211
Bhansali Engineering Polymers Ltd.	5,478	4,905
Bharat Bijlee Ltd.	638	17,184
Bharat Dynamics Ltd.	1,297	18,033
Bharat Electronics Ltd.	54,087	264,834
Bharat Forge Ltd.	11,064	232,931
Bharat Heavy Electricals Ltd.	31,362	91,387
Bharat Petroleum Corp. Ltd.	93,016	394,067
Bharat Rasayan Ltd.	64	1,064
Bikaji Foods International Ltd.	990	6,953
Biocon Ltd.	469	2,014
Birla Corp. Ltd.	3,262	35,862
Birlasoft Ltd.	11,811	50,753
Black Box Ltd.	1,772	10,433
Bliss Gvs Pharma Ltd.	6,689	15,598
BLS International Services Ltd.	2,543	7,810
Blue Dart Express Ltd.	303	18,933
Blue Star Ltd.	7,637	162,768
Bluspring Enterprises Ltd.(2)	1,651	927
Bodal Chemicals Ltd.(2)	292	151
Bombay Burmah Trading Co.	661	12,320
Bombay Dyeing & Manufacturing Co. Ltd.	4,216	5,264
Bosch Ltd.	48	19,225
Brigade Enterprises Ltd.	540	4,122
Brightcom Group Ltd.(2)	3,622	426
Britannia Industries Ltd.	2,222	146,657
BSE Ltd.	6,728	200,731
Camlin Fine Sciences Ltd.(2)	4,998	8,119
Campus Activewear Ltd.	4,309	12,305
Can Fin Homes Ltd.	7,289	67,691
Canara Bank	71,585	123,929
Capacit'e Infraprojects Ltd.(2)	3,014	8,054
Caplin Point Laboratories Ltd.	83	1,556
Carborundum Universal Ltd.	938	8,506
Cartrade Tech Ltd.(2)	98	1,941
Castrol India Ltd.	28,534	58,645
CE Info Systems Ltd.	57	648
Ceat Ltd.	1,885	73,200
Cemindia Projects Ltd.	6,550	41,527
Central Depository Services India Ltd.	3,800	53,236
Centum Electronics Ltd.	416	12,174
Century Enka Ltd.	133	634
Century Plyboards India Ltd.	99	801
Cera Sanitaryware Ltd.	10	538
CESC Ltd.	14,012	24,376
CG Power & Industrial Solutions Ltd.	14,647	116,774

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Chalet Hotels Ltd.	2,841	$25,245
Chambal Fertilisers & Chemicals Ltd.	11,216	56,987
Chemplast Sanmar Ltd.(2)	2,439	6,606
Chennai Petroleum Corp. Ltd.	7,097	75,078
Choice International Ltd.(2)	129	1,046
Cholamandalam Financial Holdings Ltd.	2,248	40,420
Cholamandalam Investment & Finance Co. Ltd.	15,714	299,399
CIE Automotive India Ltd.	422	2,191
Cigniti Technologies Ltd.(2)	1,465	18,982
Cipla Ltd.	5,980	88,803
City Union Bank Ltd.	23,422	72,907
Clean Science & Technology Ltd.	1,336	10,808
CMS Info Systems Ltd.	19,638	65,566
Coal India Ltd.	84,021	398,048
Cochin Shipyard Ltd.	1,846	30,279
Coffee Day Enterprises Ltd.(2)	377	126
Coforge Ltd.	4,761	62,328
Cohance Lifesciences Ltd.(2)	1,726	5,880
Colgate-Palmolive India Ltd.	6,446	159,848
Computer Age Management Services Ltd.	8,500	63,428
Confidence Petroleum India Ltd.	139	49
Container Corp. of India Ltd.	5,328	29,057
Coromandel International Ltd.	4,800	117,225
Cosmo First Ltd.	1,427	11,154
Craftsman Automation Ltd.	604	50,004
CreditAccess Grameen Ltd.(2)	4,855	67,615
CRISIL Ltd.	262	12,607
Crompton Greaves Consumer Electricals Ltd.	5,656	16,057
CSB Bank Ltd.(2)	4,432	19,367
Cummins India Ltd.	1,588	85,636
Cupid Ltd.(2)	923	4,128
Cyient DLM Ltd.(2)	61	210
Cyient Ltd.	4,094	41,277
Dabur India Ltd.	12,881	73,459
DB Corp. Ltd.	457	1,132
DCB Bank Ltd.	7,723	15,780
DCM Shriram Ltd.	855	9,747
DCW Ltd.	9,442	4,936
Deepak Fertilisers & Petrochemicals Corp. Ltd.	1,828	20,037
Deepak Nitrite Ltd.	795	13,808
Delhivery Ltd.(2)	1,115	5,317
Delta Corp. Ltd.	93	63
Devyani International Ltd.(2)	10,993	15,421
Dhanlaxmi Bank Ltd.(2)	701	184
Dhanuka Agritech Ltd.	1,274	14,232
Digitide Solutions Ltd.(2)	1,651	1,787
Dilip Buildcon Ltd.	2,358	10,789
Dish TV India Ltd.(2)	1,436	46
Dishman Carbogen Amcis Ltd.(2)	192	370
Divi's Laboratories Ltd.	625	44,114
Dixon Technologies India Ltd.	454	52,630
DLF Ltd.	7,708	51,216
D-Link India Ltd.	3,009	13,997

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Dodla Dairy Ltd.	2,557	$32,868
Dolat Algotech Ltd.	889	734
Dollar Industries Ltd.	130	420
Doms Industries Ltd.	119	3,051
Dr. Lal PathLabs Ltd.	1,688	26,057
Dr. Reddy's Laboratories Ltd., ADR	22,762	327,318
Dreamfolks Services Ltd.(2)	25	22
Dredging Corp. of India Ltd.(2)	74	774
eClerx Services Ltd.	1,325	46,282
Edelweiss Financial Services Ltd.	20,771	26,139
Eicher Motors Ltd.	1,171	103,186
EID Parry India Ltd.(2)	7,083	67,448
EIH Ltd.	8,807	30,352
Elecon Engineering Co. Ltd.	6,969	31,922
Electrosteel Castings Ltd.	5,906	4,492
Elgi Equipments Ltd.	1,854	10,913
Emami Ltd.	9,774	49,748
Embassy Developments Ltd.(2)	19,254	12,799
Endurance Technologies Ltd.	2,916	85,501
Engineers India Ltd.	28,261	68,937
Entertainment Network India Ltd.	75	87
Epack Durable Ltd.(2)	2,649	7,225
Epigral Ltd.	583	5,716
EPL Ltd.	9,652	23,086
Equitas Small Finance Bank Ltd.(2)	35,748	25,313
Eris Lifesciences Ltd.(2)	1,708	25,596
Escorts Kubota Ltd.	338	13,079
Eternal Ltd.(2)	31,867	86,236
Eveready Industries India Ltd.	1,869	6,819
Everest Kanto Cylinder Ltd.	362	447
Exide Industries Ltd.	9,197	33,830
FDC Ltd.	250	982
Fedbank Financial Services Ltd.(2)	7,469	10,749
Federal Bank Ltd.	67,187	221,692
Federal-Mogul Goetze India Ltd.(2)	2,820	12,621
FIEM Industries Ltd.	1,616	38,753
Filatex India Ltd.	26,067	12,455
Fine Organic Industries Ltd.	804	41,633
Fineotex Chemical Ltd.	3,540	919
Finolex Cables Ltd.	5,441	54,638
Finolex Industries Ltd.	11,179	22,774
Firstsource Solutions Ltd.	1,238	2,907
Five-Star Business Finance Ltd.	9,595	44,048
Force Motors Ltd.	427	114,453
Fortis Healthcare Ltd.	14,332	148,796
G R Infraprojects Ltd.	894	9,385
Gabriel India Ltd.	2,690	29,561
GAIL India Ltd.	54,559	101,807
Galaxy Surfactants Ltd.	351	7,592
Ganesh Benzoplast Ltd.(2)	69	63
Ganesh Housing Ltd.	90	665
Ganesha Ecosphere Ltd.	67	569
Garware Hi-Tech Films Ltd.	344	16,059

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Garware Technical Fibres Ltd.	495	$3,501
Gateway Distriparks Ltd.	20,840	13,486
GE Vernova T&D India Ltd.	4,177	176,782
Gensol Engineering Ltd.(2)	53	15
Geojit Financial Services Ltd.	1,385	962
GHCL Ltd.	2,431	12,798
GIC Housing Finance Ltd.	281	477
Gillette India Ltd.	230	21,103
Gland Pharma Ltd.	650	13,057
GlaxoSmithKline Pharmaceuticals Ltd.	2,119	60,002
Glenmark Pharmaceuticals Ltd.	8,490	199,506
Global Health Ltd.	1,638	20,507
Globus Spirits Ltd.	1,956	19,248
GM Breweries Ltd.	2,164	23,712
GMM Pfaudler Ltd.	3,619	37,125
GMR Airports Ltd.(2)	34,724	38,473
GMR Power & Urban Infra Ltd.(2)	9,026	11,971
Go Fashion India Ltd.(2)	757	2,584
Godawari Power & Ispat Ltd.	15,104	44,242
Godrej Agrovet Ltd.	3,808	26,832
Godrej Consumer Products Ltd.	8,511	113,998
Godrej Industries Ltd.(2)	192	2,094
Godrej Properties Ltd.(2)	3,618	68,901
Gokaldas Exports Ltd.(2)	1,944	13,757
Gokul Agro Resources Ltd.(2)	7,728	14,422
Goldiam International Ltd.	2,276	8,827
Goodluck India Ltd.	864	11,184
Granules India Ltd.	18,543	119,097
Graphite India Ltd.	4,036	31,879
Grasim Industries Ltd.	3,564	109,746
Gravita India Ltd.	66	1,172
Great Eastern Shipping Co. Ltd.	8,879	130,734
Greaves Cotton Ltd.	8,786	14,780
Greenpanel Industries Ltd.(2)	191	433
Greenply Industries Ltd.	2,855	6,932
Grindwell Norton Ltd.	552	10,090
GTL Infrastructure Ltd.(2)	36,359	440
Gujarat Alkalies & Chemicals Ltd.	70	368
Gujarat Ambuja Exports Ltd.	10,634	16,496
Gujarat Fluorochemicals Ltd.	267	10,242
Gujarat Gas Ltd.	896	4,011
Gujarat Industries Power Co. Ltd.	9,574	14,884
Gujarat Mineral Development Corp. Ltd.	5,131	32,153
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	4,757	23,859
Gujarat Pipavav Port Ltd.	35,870	69,723
Gujarat State Fertilizers & Chemicals Ltd.	14,172	26,374
Gujarat State Petronet Ltd.	19,825	66,428
Gulf Oil Lubricants India Ltd.	1,527	18,552
Happiest Minds Technologies Ltd.	52	206
Harsha Engineers Ltd.(2)	132	537
Hathway Cable & Datacom Ltd.(2)	83,307	9,837
Havells India Ltd.	4,222	64,862
HBL Engineering Ltd.	4,794	36,127

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
HCL Technologies Ltd.	27,990	$428,429
HDFC Asset Management Co. Ltd.	7,420	220,229
HDFC Bank Ltd.	215,473	2,106,249
HDFC Life Insurance Co. Ltd.	7,912	62,249
HealthCare Global Enterprises Ltd.(2)	3,592	22,730
HEG Ltd.	4,157	26,398
HeidelbergCement India Ltd.	3,966	7,136
Hercules Investments Ltd.(2)	27	38
Heritage Foods Ltd.	5,262	18,440
Hero MotoCorp Ltd.	8,195	514,927
Hexaware Technologies Ltd.	11,986	62,522
HFCL Ltd.	2,306	1,739
HG Infra Engineering Ltd.	840	5,002
Hikal Ltd.	366	793
Himatsingka Seide Ltd.	75	83
Hindalco Industries Ltd.	58,634	596,727
Hindustan Aeronautics Ltd.	7,572	326,013
Hindustan Construction Co. Ltd.(2)	4,802	920
Hindustan Oil Exploration Co. Ltd.(2)	1,213	1,748
Hindustan Petroleum Corp. Ltd.	80,828	389,859
Hindustan Unilever Ltd.	11,511	295,959
Hitachi Energy India Ltd.	365	102,657
Hi-Tech Gears Ltd.	18	128
HI-Tech Pipes Ltd.	1,077	1,044
HLV Ltd.(2)	511	45
Home First Finance Co. India Ltd.	634	7,558
Housing & Urban Development Corp. Ltd.	1,288	2,646
HPL Electric & Power Ltd.	114	428
Hubtown Ltd.(2)	3,710	8,756
Hyundai Motor India Ltd.	3,176	75,664
Ice Make Refrigeration Ltd.	1,083	9,823
ICICI Bank Ltd.	69,749	1,060,652
ICICI Bank Ltd., ADR	65,275	1,991,540
ICICI Lombard General Insurance Co. Ltd.	2,712	56,759
ICICI Prudential Life Insurance Co. Ltd.	2,906	20,923
IDFC First Bank Ltd.	98,928	79,970
IFCI Ltd.(2)	3,416	2,257
IIFL Capital Services Ltd.	8,871	28,195
IIFL Finance Ltd.	21,516	117,553
Indef Manufacturing Ltd.	27	74
India Cements Ltd.(2)	3,088	13,757
India Glycols Ltd.	2,384	25,229
India Shelter Finance Corp. Ltd.	972	7,844
Indiabulls Ltd.(2)	6,662	767
IndiaMart InterMesh Ltd.	1,937	45,509
Indian Energy Exchange Ltd.	19,996	27,647
Indian Hotels Co. Ltd.	16,526	121,355
Indian Hume Pipe Co. Ltd.	113	413
Indian Metals & Ferro Alloys Ltd.	175	2,438
Indian Oil Corp. Ltd.	93,801	193,340
Indian Railway Catering & Tourism Corp. Ltd.	5,068	31,782
Indian Renewable Energy Development Agency Ltd.(2)	7,383	9,935
Indo Count Industries Ltd.	1,091	3,202

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
IndoStar Capital Finance Ltd.(2)	2,497	$6,161
Indraprastha Gas Ltd.	19,940	37,495
Indraprastha Medical Corp. Ltd.	2,692	11,942
Indus Towers Ltd.(2)	94,894	475,440
IndusInd Bank Ltd.(2)	14,047	147,809
Info Edge India Ltd.	3,245	36,756
Infosys Ltd., ADR(1)	101,780	1,469,703
Ingersoll Rand India Ltd.	55	2,425
Inox Green Energy Services Ltd.(2)	515	959
INOX India Ltd.	1,384	17,713
Intellect Design Arena Ltd.	8,858	68,092
InterGlobe Aviation Ltd.	5,372	285,833
IOL Chemicals & Pharmaceuticals Ltd.	13,729	11,059
ION Exchange India Ltd.	185	742
Ipca Laboratories Ltd.	2,694	45,347
IRB Infrastructure Developers Ltd.	96,581	44,324
IRCON International Ltd.	5,738	9,082
ISGEC Heavy Engineering Ltd.	1,090	10,647
ITC Hotels Ltd.(2)	4,988	9,667
J Kumar Infraprojects Ltd.	1,701	9,885
Jagran Prakashan Ltd.	285	199
Jai Balaji Industries Ltd.(2)	4,000	3,038
Jai Corp. Ltd.	51	62
Jain Irrigation Systems Ltd.(2)	18,582	7,186
Jaiprakash Associates Ltd.(2)	1,112	35
Jaiprakash Power Ventures Ltd.(2)	347,816	58,315
Jammu & Kashmir Bank Ltd.	40,674	54,316
Jamna Auto Industries Ltd.	27,910	45,296
Jana Small Finance Bank Ltd.(2)	2,045	8,340
Jash Engineering Ltd.	1,250	5,502
JB Chemicals & Pharmaceuticals Ltd.	6,712	151,419
JBM Auto Ltd.	160	971
Jindal Saw Ltd.	11,510	23,488
Jindal Stainless Ltd.	18,457	157,787
Jindal Steel Ltd.	10,438	142,928
Jindal Worldwide Ltd.(2)	505	137
Jio Financial Services Ltd.	30,818	86,656
JK Cement Ltd.	2,251	140,098
JK Lakshmi Cement Ltd.	6,558	51,533
JK Paper Ltd.	3,241	12,911
JK Tyre & Industries Ltd.	9,879	54,483
JM Financial Ltd.	28,594	40,179
JSW Energy Ltd.	8,610	46,188
JSW Steel Ltd.	6,788	94,544
JTEKT India Ltd.	84	138
Jubilant Foodworks Ltd.	6,571	37,581
Jubilant Ingrevia Ltd.	974	6,277
Jubilant Pharmova Ltd.	9,470	90,243
Jupiter Life Line Hospitals Ltd.	629	8,738
Just Dial Ltd.(2)	2,215	13,390
Jyothy Labs Ltd.	103	288
Jyoti Structures Ltd.(2)	8,272	1,143
Kajaria Ceramics Ltd.	4,174	43,945

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Kalpataru Projects International Ltd.	4,652	$63,465
Kalyan Jewellers India Ltd.	2,461	11,111
Kalyani Steels Ltd.	1,127	9,292
Kamdhenu Ltd.	2,150	543
Kansai Nerolac Paints Ltd.	6,707	15,006
Karnataka Bank Ltd.	10,486	23,403
Karur Vysya Bank Ltd.	33,145	118,913
Kaveri Seed Co. Ltd.	2,997	25,494
Kaynes Technology India Ltd.(2)	143	6,065
KCP Ltd.	3,844	6,696
KEC International Ltd.	9,035	58,072
KEI Industries Ltd.	745	41,645
Kfin Technologies Ltd.	1,178	12,409
Kiri Industries Ltd.(2)	1,975	9,852
Kirloskar Brothers Ltd.	1,121	19,530
Kirloskar Ferrous Industries Ltd.	219	957
Kirloskar Industries Ltd.	16	499
Kirloskar Oil Engines Ltd.	6,543	100,287
Kirloskar Pneumatic Co. Ltd.	171	2,188
Kitex Garments Ltd.	390	787
KNR Constructions Ltd.	8,667	12,632
Kopran Ltd.	121	176
Kotak Mahindra Bank Ltd.	122,700	560,760
KPIT Technologies Ltd.	9,622	81,781
KPR Mill Ltd.	1,272	12,594
KRBL Ltd.	2,729	10,205
Krishna Institute of Medical Sciences Ltd.(2)	5,763	47,298
KRN Heat Exchanger & Refrigeration Ltd.(2)	1,305	14,345
Kwality Wall's India Ltd.(2)	10,567	3,034
L&T Finance Ltd.	49,149	153,556
Larsen & Toubro Ltd.	21,879	1,029,316
Laurus Labs Ltd.	1,319	15,638
Laxmi Organic Industries Ltd.	2,953	4,096
Lemon Tree Hotels Ltd.(2)	1,469	1,838
LG Balakrishnan & Bros Ltd.	650	13,922
LIC Housing Finance Ltd.	17,482	103,471
Likhitha Infrastructure Ltd.(2)	178	294
Lincoln Pharmaceuticals Ltd.	32	222
Lloyds Metals & Energy Ltd.	2,222	30,170
LMW Ltd.	17	2,760
Lodha Developers Ltd.	3,020	32,865
LT Foods Ltd.	5,827	25,837
LTIMindtree Ltd.	2,399	118,035
Lumax Auto Technologies Ltd.	392	7,579
Lupin Ltd.	3,517	89,392
LUX Industries Ltd.	62	615
Mahanagar Gas Ltd.	5,112	68,608
Maharashtra Scooters Ltd.	157	22,902
Maharashtra Seamless Ltd.	3,236	19,987
Mahindra & Mahindra Financial Services Ltd.	23,579	97,106
Mahindra & Mahindra Ltd.	26,518	991,148
Mahindra Holidays & Resorts India Ltd.(2)	649	2,030
Mahindra Lifespace Developers Ltd.	338	1,332

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Mahindra Logistics Ltd.	5,465	$24,898
Maithan Alloys Ltd.	111	1,225
Man Industries India Ltd.(2)	2,203	11,200
Man Infraconstruction Ltd.	446	521
Manali Petrochemicals Ltd.	1,002	611
Manappuram Finance Ltd.	41,506	129,130
Mangalam Cement Ltd.	267	2,675
Mankind Pharma Ltd.	2,710	67,052
Marico Ltd.	8,615	74,702
Marksans Pharma Ltd.	3,171	6,092
Maruti Suzuki India Ltd.	4,813	786,802
MAS Financial Services Ltd.	121	432
Max Financial Services Ltd.(2)	8,199	163,502
Max Healthcare Institute Ltd.	5,115	61,569
Mayur Uniquoters Ltd.	128	749
Medi Assist Healthcare Services Ltd.(2)	248	1,012
Medplus Health Services Ltd.(2)	4,931	45,981
Meghmani Organics Ltd.(2)	9,008	5,232
Metropolis Healthcare Ltd.	125	2,626
Minda Corp. Ltd.	4,727	28,909
Mishra Dhatu Nigam Ltd.	107	408
MM Forgings Ltd.	264	1,333
MOIL Ltd.	545	1,843
Mold-Tek Packaging Ltd.	38	241
Morepen Laboratories Ltd.	818	394
Motherson Sumi Wiring India Ltd.	113,622	54,057
Motilal Oswal Financial Services Ltd.	5,490	43,823
Mphasis Ltd.	8,011	202,509
MPS Ltd.	354	5,859
MRF Ltd.	105	162,819
Mrs Bectors Food Specialities Ltd.	3,545	8,136
MSP Steel & Power Ltd.(2)	13,616	4,766
MSTC Ltd.	28	141
Multi Commodity Exchange of India Ltd.	1,120	30,137
Muthoot Finance Ltd.	4,306	158,920
Narayana Hrudayalaya Ltd.	4,365	87,822
Natco Pharma Ltd.	10,944	119,055
National Aluminium Co. Ltd.	33,394	130,296
National Fertilizers Ltd.	8,947	7,616
Nava Ltd.	13,243	86,722
Navin Fluorine International Ltd.	1,768	121,779
Navkar Corp. Ltd.(2)	247	256
NBCC India Ltd.	22,680	23,118
NCC Ltd.	38,925	65,462
NDR Auto Components Ltd.	1,430	11,867
NELCO Ltd.	58	397
NESCO Ltd.	2,695	33,313
Nestle India Ltd.	11,204	159,205
Netweb Technologies India Ltd.	89	3,782
Network18 Media & Investments Ltd.(2)	64,405	23,623
Neuland Laboratories Ltd.	338	47,745
Newgen Software Technologies Ltd.	1,106	6,193
NHPC Ltd.	140,442	116,345

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
NIIT Learning Systems Ltd.	470	$1,744
NIIT Ltd.	115	91
Nippon Life India Asset Management Ltd.	8,654	88,645
NLC India Ltd.	38,673	110,705
NMDC Ltd.	171,113	153,981
NMDC Steel Ltd.(2)	30,117	13,443
NOCIL Ltd.	431	685
Northern Arc Capital Ltd.(2)	6,710	18,618
NTPC Ltd.	170,846	718,106
Nuvama Wealth Management Ltd.	4,580	62,721
Nuvoco Vistas Corp. Ltd.(2)	2,585	9,323
Oberoi Realty Ltd.	4,171	69,907
Oil & Natural Gas Corp. Ltd.	132,405	408,072
Oil India Ltd.	26,862	143,234
One 97 Communications Ltd.(2)	3,313	40,060
Onesource Specialty Pharma Ltd.(2)	938	13,887
Oracle Financial Services Software Ltd.	1,340	102,548
Orient Cement Ltd.	1,398	2,370
Orient Electric Ltd.	5,128	10,444
Orient Green Power Co. Ltd.(2)	159,382	17,327
Orient Paper & Industries Ltd.(2)	1,390	286
Oriental Hotels Ltd.	148	165
Orissa Minerals Development Co. Ltd.(2)	2	91
Page Industries Ltd.	172	60,774
Pakka Ltd.(2)	62	62
Panama Petrochem Ltd.	491	1,521
Paradeep Phosphates Ltd.	45,556	61,017
Parag Milk Foods Ltd.	8,340	18,588
Paras Defence & Space Technologies Ltd.	20	140
Patel Engineering Ltd.(2)	4,081	1,238
PB Fintech Ltd.(2)	2,165	35,278
PC Jeweller Ltd.(2)	63,350	6,920
PCBL Chemical Ltd.	1,505	5,127
Pearl Global Industries Ltd.	625	10,626
Peninsula Land Ltd.(2)	950	191
Pennar Industries Ltd.(2)	6,374	10,487
Persistent Systems Ltd.	3,257	169,972
Petronet LNG Ltd.	40,824	145,152
Phoenix Mills Ltd.	5,090	92,928
PI Industries Ltd.	2,771	95,086
Pidilite Industries Ltd.	4,666	76,591
Piramal Finance Ltd.(2)	3,717	71,205
Piramal Pharma Ltd.	6,169	10,603
Pitti Engineering Ltd.	216	2,165
PIX Transmissions Ltd.	510	8,146
PNB Gilts Ltd.	380	334
PNB Housing Finance Ltd.	7,761	70,464
PNC Infratech Ltd.	8,590	19,532
Pokarna Ltd.	198	1,985
Poly Medicure Ltd.	73	1,009
Polycab India Ltd.	1,538	145,721
Polyplex Corp. Ltd.	1,270	11,848
Pondy Oxides & Chemicals Ltd.	2,573	32,485

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Poonawalla Fincorp Ltd.(2)	5,678	$28,411
Power Finance Corp. Ltd.	46,804	213,149
Power Grid Corp. of India Ltd.	155,831	512,408
Power Mech Projects Ltd.	668	15,311
Praj Industries Ltd.	179	626
Prakash Industries Ltd.	11,732	16,934
Prakash Pipes Ltd.	227	512
Premier Explosives Ltd.	1,540	9,103
Prestige Estates Projects Ltd.	3,144	48,170
Pricol Ltd.	4,554	30,202
Prince Pipes & Fittings Ltd.	1,131	3,143
Prism Johnson Ltd.(2)	7,246	10,014
Privi Speciality Chemicals Ltd.	418	13,994
Procter & Gamble Health Ltd.	506	27,277
Protean eGov Technologies Ltd.	3,622	23,528
Prudent Corporate Advisory Services Ltd.	849	21,948
PTC India Ltd.	29,879	54,706
Punjab National Bank	62,743	89,353
Puravankara Ltd.(2)	355	775
Quess Corp. Ltd.	4,183	9,005
Quick Heal Technologies Ltd.(2)	24	44
Rail Vikas Nigam Ltd.	8,756	30,472
Railtel Corp. of India Ltd.	10,554	36,449
Rain Industries Ltd.	9,677	15,826
Rainbow Children's Medicare Ltd.	1,376	18,031
Rajesh Exports Ltd.(2)	2,857	4,528
Rallis India Ltd.	4,348	13,241
Ramco Cements Ltd.	6,069	75,353
Ramco Systems Ltd.(2)	2,949	14,455
Ramkrishna Forgings Ltd.	2,593	15,746
Ramky Infrastructure Ltd.(2)	1,251	6,282
Rane Holdings Ltd.	402	5,335
Rashtriya Chemicals & Fertilizers Ltd.	851	1,188
Ratnamani Metals & Tubes Ltd.	301	8,125
RattanIndia Power Ltd.(2)	7,720	706
Raymond Lifestyle Ltd.(2)	120	1,163
Raymond Ltd.(2)	1,882	8,308
Raymond Realty Ltd.(2)	603	2,790
RBL Bank Ltd.	29,915	105,295
REC Ltd.	35,233	135,696
Redington Ltd.	25,940	80,090
Redtape Ltd.	760	982
Refex Industries Ltd.	415	1,008
Relaxo Footwears Ltd.	20	77
Reliance Industrial Infrastructure Ltd.	8	62
Reliance Industries Ltd., GDR	31,743	1,942,069
Reliance Infrastructure Ltd.(2)	9,141	9,096
Reliance Power Ltd.(2)	117,129	30,961
Religare Enterprises Ltd.(2)	4,570	10,643
Repco Home Finance Ltd.	2,112	8,851
Rico Auto Industries Ltd.	889	1,295
RITES Ltd.	1,208	2,845
Rolex Rings Ltd.(2)	4,030	5,968

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Rossari Biotech Ltd.	888	$4,851
Roto Pumps Ltd.	618	388
RPG Life Sciences Ltd.	380	7,838
RR Kabel Ltd.	1,042	17,930
Rupa & Co. Ltd.	148	225
Safari Industries India Ltd.	394	7,789
Sagility Ltd.	21,198	9,233
Salzer Electronics Ltd.	65	471
SAMHI Hotels Ltd.(2)	12,789	22,833
Sammaan Capital Ltd.(2)	21,812	35,993
Samvardhana Motherson International Ltd.	166,426	244,250
Sandhar Technologies Ltd.	290	1,618
Sandur Manganese & Iron Ores Ltd.	183	436
Sanghvi Movers Ltd.	2,881	8,280
Sanofi India Ltd.	352	15,362
Sansera Engineering Ltd.	3,570	92,052
Sapphire Foods India Ltd.(2)	7,082	15,930
Sarda Energy & Minerals Ltd.	5,248	31,846
Saregama India Ltd.	319	1,167
Savita Oil Technologies Ltd.	48	200
SBFC Finance Ltd.(2)	35,584	36,459
SBI Cards & Payment Services Ltd.(2)	6,283	53,587
SBI Life Insurance Co. Ltd.	3,917	87,774
Schneider Electric Infrastructure Ltd.(2)	269	2,683
SEAMEC Ltd.(2)	592	8,576
Senores Pharmaceuticals Ltd.(2)	2,054	17,296
Servotech Renewable Power System Ltd.	4,895	4,069
SH Kelkar & Co. Ltd.	627	1,022
Shaily Engineering Plastics Ltd.	130	2,798
Shakti Pumps India Ltd.	234	1,326
Shankara Building Products Ltd.	14	17
Shankara Buildpro Ltd.(2)	14	149
Sharda Cropchem Ltd.	1,194	15,693
Sharda Motor Industries Ltd.	1,872	19,198
Share India Securities Ltd.	3,969	5,735
Shilpa Medicare Ltd.	650	2,412
Shipping Corp. of India Ltd.	10,341	29,945
Shivalik Bimetal Controls Ltd.	27	133
Shree Cement Ltd.	337	96,599
Shriram Finance Ltd.	79,541	945,716
Shriram Pistons & Rings Ltd.	723	24,786
Shriram Properties Ltd.(2)	11,831	10,339
Shyam Metalics & Energy Ltd.	5,304	50,241
Siemens Energy India Ltd.	1,087	35,065
Siemens Ltd.(2)	1,598	60,104
Siyaram Silk Mills Ltd.	1,137	6,655
SJS Enterprises Ltd.	2,400	46,558
SJVN Ltd.	9,933	7,981
SKF India Industrial Ltd.(2)	1,538	43,320
SKF India Ltd.	1,538	29,424
Skipper Ltd.	493	1,990
SMC Global Securities Ltd.	1,774	1,502
SML Mahindra Ltd.	56	2,947

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
SMS Pharmaceuticals Ltd.	62	$264
Snowman Logistics Ltd.	348	151
Sobha Ltd.	2,247	34,516
Solar Industries India Ltd.	490	72,845
Solara Active Pharma Sciences Ltd.(2)	2,309	11,745
Som Distilleries & Breweries Ltd.(2)	6,013	5,320
Somany Ceramics Ltd.	146	660
Sona Blw Precision Forgings Ltd.	5,226	30,787
Sonata Software Ltd.	379	1,119
South Indian Bank Ltd.	79,903	36,173
Southern Petrochemical Industries Corp. Ltd.	10,072	7,712
Spandana Sphoorty Financial Ltd.(2)	39	109
SRF Ltd.	1,798	50,729
Star Cement Ltd.	9,619	22,696
Star Health & Allied Insurance Co. Ltd.(2)	2,044	10,466
State Bank of India, GDR	4,850	638,897
Sterling & Wilson Renewable(2)	220	479
Sterlite Technologies Ltd.(2)	7,925	13,879
STL Networks Ltd.(2)	290	66
Stove Kraft Ltd.	101	542
Strides Pharma Science Ltd.	5,349	50,212
Stylam Industries Ltd.(2)	376	9,227
Subros Ltd.	150	1,308
Sudarshan Chemical Industries Ltd.	1,512	14,594
Sula Vineyards Ltd.	429	808
Sumitomo Chemical India Ltd.	449	1,982
Sun Pharmaceutical Industries Ltd.	8,596	164,795
Sun TV Network Ltd.	5,380	38,373
Sundaram Finance Ltd.	846	51,315
Sundram Fasteners Ltd.	949	9,122
Sunflag Iron & Steel Co. Ltd.	3,823	10,352
Sunteck Realty Ltd.	205	905
Suprajit Engineering Ltd.	1,580	7,586
Supreme Industries Ltd.	1,438	62,937
Supreme Petrochem Ltd.	2,069	16,316
Supriya Lifescience Ltd.	4,901	35,304
Suraj Estate Developers Ltd.(2)	124	299
Surya Roshni Ltd.	5,743	14,146
Suryoday Small Finance Bank Ltd.(2)	516	750
Suzlon Energy Ltd.(2)	132,586	62,304
Swaraj Engines Ltd.	627	24,812
Swelect Energy Systems Ltd.	70	398
Symphony Ltd.	66	575
Syngene International Ltd.	4,899	22,773
TAJGVK Hotels & Resorts Ltd.	2,102	8,274
Talbros Automotive Components Ltd.	46	131
Tanla Platforms Ltd.	4,789	23,980
TARC Ltd.(2)	262	422
Tata Chemicals Ltd.	7,550	59,610
Tata Communications Ltd.	4,294	75,434
Tata Consultancy Services Ltd.	23,474	682,232
Tata Consumer Products Ltd.	3,649	45,787
Tata Elxsi Ltd.	2,294	114,069

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Tata Investment Corp. Ltd.	4,820	$34,892
Tata Motors Ltd./new(2)	46,359	258,057
Tata Motors Passenger Vehicles Ltd.	46,359	195,249
Tata Power Co. Ltd.	24,168	100,479
Tata Steel Ltd.	349,971	818,272
Tata Technologies Ltd.	15,865	102,350
TD Power Systems Ltd.	539	5,358
TeamLease Services Ltd.(2)	303	4,066
Tech Mahindra Ltd.	27,907	417,619
Technocraft Industries India Ltd.	300	7,550
Tega Industries Ltd.	961	19,201
Texmaco Infrastructure & Holdings Ltd.	112	116
Texmaco Rail & Engineering Ltd.	7,523	8,670
Thanga Mayil Jewellery Ltd.	405	17,645
Thermax Ltd.	64	2,195
Thirumalai Chemicals Ltd.(2)	620	1,305
Thyrocare Technologies Ltd.	4,224	18,338
Time Technoplast Ltd.	6,712	13,557
Timken India Ltd.	133	5,078
Tips Music Ltd.	1,557	9,209
Titan Co. Ltd.	2,489	118,567
Torrent Pharmaceuticals Ltd.	3,400	162,172
Torrent Power Ltd.	4,070	70,233
Tourism Finance Corp. of India Ltd.	23,595	18,380
TransIndia Real Estate Ltd.(2)	390	105
Transrail Lighting Ltd.	2,289	14,243
Trent Ltd.	2,146	92,210
Trident Ltd.	15,402	4,342
Triveni Engineering & Industries Ltd.	2,696	11,707
Triveni Turbine Ltd.	4,780	25,699
TSF Investments Ltd.	2,118	9,360
TTK Prestige Ltd.	78	449
Tube Investments of India Ltd.	631	19,092
TVS Motor Co. Ltd.	4,460	189,956
TVS Motor Co. Ltd., Preference Shares(2)	17,840	1,961
TVS Supply Chain Solutions Ltd.(2)	6,609	8,362
Uflex Ltd.	1,039	5,506
Ugro Capital Ltd.(2)	763	932
Ujjivan Small Finance Bank Ltd.(2)	73,612	46,998
UltraTech Cement Ltd.	1,078	150,302
Union Bank of India Ltd.	52,646	117,187
Unitech Ltd.(2)	2,523	142
United Spirits Ltd.	8,667	131,610
UNO Minda Ltd.	4,284	56,000
UPL Ltd.	20,440	143,399
Usha Martin Ltd.	3,772	17,390
UTI Asset Management Co. Ltd.	3,028	32,919
Utkarsh Small Finance Bank Ltd.(2)	7,836	1,192
VA Tech Wabag Ltd.	532	7,399
Vadilal Industries Ltd.	526	28,615
Vaibhav Global Ltd.	46	114
Valor Estate Ltd.(2)	4,994	6,260
Vardhman Textiles Ltd.	4,022	24,090

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Varroc Engineering Ltd.	4,400	$26,193
Varun Beverages Ltd.	28,952	143,889
Vascon Engineers Ltd.(2)	223	93
Vedant Fashions Ltd.	654	2,806
Vedanta Ltd.	67,025	530,116
Veedol Corp. Ltd.	14	214
Venky's India Ltd.	20	297
Vesuvius India Ltd.	5,101	28,024
V-Guard Industries Ltd.	5,158	17,794
Vijaya Diagnostic Centre Ltd.	4,098	45,384
Vinati Organics Ltd.	244	3,962
Vindhya Telelinks Ltd.	15	173
VIP Industries Ltd.(2)	1,707	6,721
Vishnu Chemicals Ltd.	120	664
V-Mart Retail Ltd.(2)	1,508	9,207
Vodafone Idea Ltd.(2)	264,177	30,805
Voltamp Transformers Ltd.	262	26,259
Voltas Ltd.	971	16,667
VRL Logistics Ltd.	5,954	18,164
VST Tillers Tractors Ltd.	9	572
WAAREE Energies Ltd.	4,214	125,522
Waaree Renewable Technologies Ltd.(2)	204	1,915
Welspun Corp. Ltd.	6,825	62,087
Welspun Enterprises Ltd.	906	4,839
Welspun Living Ltd.	1,394	1,930
West Coast Paper Mills Ltd.	1,409	6,537
Westlife Foodworld Ltd.	1,504	8,183
Wheels India Ltd.	142	1,411
Whirlpool of India Ltd.	593	6,020
Windlas Biotech Ltd.	35	291
Wipro Ltd., ADR(1)	95,389	211,764
Wockhardt Ltd.(2)	1,196	17,956
Wonderla Holidays Ltd.	125	656
Xchanging Solutions Ltd.	85	62
Yatharth Hospital & Trauma Care Services Ltd., Class C(2)	110	860
Yes Bank Ltd.(2)	314,314	71,647
Yuken India Ltd.	93	799
Zee Entertainment Enterprises Ltd.	57,124	54,981
Zen Technologies Ltd.	58	870
Zensar Technologies Ltd.	6,831	42,552
ZF Commercial Vehicle Control Systems India Ltd.	12	2,002
Zuari Industries Ltd.	46	133
Zydus Lifesciences Ltd.	12,919	131,476
		51,971,652
Indonesia — 2.0%
ABM Investama Tbk. PT	91,900	15,786
Adaro Andalan Indonesia PT	252,784	139,293
Alam Sutera Realty Tbk. PT(2)	1,635,400	16,070
Alamtri Minerals Indonesia Tbk. PT	617,000	77,063
Alamtri Resources Indonesia Tbk. PT	1,127,100	157,150
Amman Mineral Internasional PT(2)	138,100	62,998
Aneka Tambang Tbk. PT	613,700	159,570
Aspirasi Hidup Indonesia Tbk. PT	560,400	13,387

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Astra International Tbk. PT	1,079,800	$429,650
Astra Otoparts Tbk. PT	174,600	30,191
Bank BTPN Syariah Tbk. PT	303,300	20,783
Bank Central Asia Tbk. PT	758,100	323,701
Bank Jago Tbk. PT(2)	14,200	1,345
Bank Mandiri Persero Tbk. PT	1,410,200	442,622
Bank Negara Indonesia Persero Tbk. PT	638,900	167,458
Bank Pan Indonesia Tbk. PT	290,900	18,647
Bank Rakyat Indonesia Persero Tbk. PT	1,805,800	420,244
Bank Tabungan Negara Persero Tbk. PT	423,500	35,054
Barito Pacific Tbk. PT(2)	489,722	58,080
BFI Finance Indonesia Tbk. PT	621,800	29,094
Bukalapak.com Tbk. PT(2)	4,556,600	39,656
Bukit Asam Persero Tbk. PT	352,700	54,667
Buma Internasional Grup Tbk. PT(2)	983,400	17,474
Bumi Resources Minerals Tbk. PT(2)	3,056,500	176,679
Bumi Resources Tbk. PT(2)	3,651,600	56,027
Bumi Serpong Damai Tbk. PT(2)	543,500	26,856
Chandra Asri Pacific Tbk. PT	67,900	27,147
Charoen Pokphand Indonesia Tbk. PT	371,900	94,216
Ciputra Development Tbk. PT	658,200	30,213
Cisarua Mountain Dairy Tbk. PT	76,600	23,652
Darma Henwa Tbk. PT(2)	3,820,200	119,327
Dharma Satya Nusantara Tbk. PT	1,059,700	87,209
Elang Mahkota Teknologi Tbk. PT	617,000	32,748
Erajaya Swasembada Tbk. PT	1,054,900	27,640
ESSA Industries Indonesia Tbk. PT	936,600	36,035
Gajah Tunggal Tbk. PT	398,600	26,508
Global Mediacom Tbk. PT(2)	136,500	1,140
Harum Energy Tbk. PT(2)	233,400	16,202
Indah Kiat Pulp & Paper Tbk. PT	150,900	104,135
Indika Energy Tbk. PT	215,700	47,133
Indo Tambangraya Megah Tbk. PT	34,400	46,699
Indocement Tunggal Prakarsa Tbk. PT	136,400	50,382
Indofood CBP Sukses Makmur Tbk. PT	28,200	13,195
Indofood Sukses Makmur Tbk. PT	52,500	20,187
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	447,800	14,420
Japfa Comfeed Indonesia Tbk. PT	613,800	87,025
Jasa Marga Persero Tbk. PT	131,100	28,926
Kalbe Farma Tbk. PT	376,800	24,739
Kawasan Industri Jababeka Tbk. PT	1,998,600	24,529
Map Aktif Adiperkasa PT	1,020,600	42,824
Mark Dynamics Indonesia Tbk. PT	27,100	1,303
Medco Energi Internasional Tbk. PT	687,900	70,834
Media Nusantara Citra Tbk. PT(2)	740,800	10,324
Medikaloka Hermina Tbk. PT	778,300	59,619
Merdeka Copper Gold Tbk. PT(2)	107,800	24,113
Midi Utama Indonesia Tbk. PT	165,700	3,054
Mitra Adiperkasa Tbk. PT	1,001,700	80,186
Mitra Keluarga Karyasehat Tbk. PT	106,000	13,931
Mitra Pinasthika Mustika Tbk. PT	43,000	2,630
Pabrik Kertas Tjiwi Kimia Tbk. PT	109,700	71,737
Pakuwon Jati Tbk. PT	1,432,300	31,244

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Panin Financial Tbk. PT(2)	1,016,100	$16,347
Perusahaan Gas Negara Persero Tbk. PT	436,800	62,239
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	406,000	28,443
Petrindo Jaya Kreasi Tbk. PT	27,000	2,570
Petrosea Tbk. PT	251,800	91,813
PP Persero Tbk. PT(2)	660,400	13,842
Rukun Raharja Tbk. PT	184,900	49,551
Sarana Menara Nusantara Tbk. PT	992,300	29,861
Semen Indonesia Persero Tbk. PT	285,600	49,694
Siloam International Hospitals Tbk. PT(2)	223,600	35,737
Sumber Alfaria Trijaya Tbk. PT	711,600	70,768
Surya Semesta Internusa Tbk. PT	190,500	15,710
Telkom Indonesia Persero Tbk. PT, ADR(1)	24,842	528,389
Tempo Scan Pacific Tbk. PT	148,700	24,119
Timah Tbk. PT	283,500	77,652
Transcoal Pacific Tbk. PT	700	516
Triputra Agro Persada PT	673,100	65,260
Unilever Indonesia Tbk. PT	310,200	43,999
United Tractors Tbk. PT	112,600	191,785
Vale Indonesia Tbk. PT	108,100	50,824
XLSMART Telecom Sejahtera Tbk. PT	460,900	87,015
		5,920,885
Kuwait — 0.5%
A'ayan Leasing & Investment Co. KSCP	59,611	43,790
A'ayan Real Estate Co. SAK	46,554	21,631
Agility Public Warehousing Co. KSCC	173,654	78,034
Al Ahli Bank of Kuwait KSCP	26,809	26,748
Al Mazaya Holding Co. KSCP(2)	80,843	18,570
Ali Alghanim Sons Automotive Co. KSCC	4,949	18,829
Boubyan Bank KSCP	8,767	19,423
Boursa Kuwait Securities Co. KPSC	2,313	23,438
Commercial Real Estate Co. KSC	47,476	31,386
Gulf Bank KSCP	17,608	19,447
Gulf Cables & Electrical Industries Group Co. KSCP	2,497	15,879
Humansoft Holding Co. KSC	3,769	32,208
Kuwait Finance House KSCP	138,008	361,761
Kuwait International Bank KSCP	71,037	64,678
Kuwait Telecommunications Co.	38,302	81,791
Mabanee Co. KPSC	9,107	29,114
Mezzan Holding Co. KSCC	2,925	11,003
Mobile Telecommunications Co. KSCP	52,588	92,886
National Bank of Kuwait SAKP	96,471	296,278
National Consumer Holding Co. SAK(2)	27,984	8,872
National Industries Group Holding SAK	45,437	37,330
National Investments Co. KSCP	53,314	48,294
Salhia Real Estate Co. KSCP	34,707	42,505
United Real Estate Co. SAKP(2)	30,743	28,053
Warba Bank KSCP	39,526	37,215
		1,489,163
Malaysia — 1.9%
Aeon Co. M Bhd.	40,300	13,040
AFFIN Bank Bhd.	25,438	17,442
AirAsia X Bhd.(2)	22,100	11,234

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Alliance Bank Malaysia Bhd.	60,129	$77,866
AMMB Holdings Bhd.	126,100	208,280
Axiata Group Bhd.	164,000	96,016
Bank Islam Malaysia Bhd.	23,400	14,850
Berjaya Corp. Bhd.(2)	205,500	14,258
Bermaz Auto Bhd.	31,700	6,887
Bumi Armada Bhd.	144,200	11,691
Bursa Malaysia Bhd.	5,700	13,166
Cahya Mata Sarawak Bhd.	78,800	26,696
Carlsberg Brewery Malaysia Bhd.	3,300	14,953
CCK Consolidated Holdings Bhd.	5,300	1,718
CELCOMDIGI Bhd.	103,200	84,579
CIMB Group Holdings Bhd.	322,700	666,345
CTOS Digital Bhd.(1)	47,100	9,575
Dagang NeXchange Bhd.(2)	33,800	2,304
Dayang Enterprise Holdings Bhd.	37,800	17,421
Dialog Group Bhd.	6,200	2,808
Dufu Technology Corp. Bhd.	2,400	993
DXN Holdings Bhd.	7,400	950
Eastern & Oriental Bhd.(2)	14,000	2,659
Eco World Development Group Bhd.	29,300	16,933
Econpile Holdings Bhd.(2)	1,000	58
EG Industries Bhd.	66,800	19,341
Ekovest Bhd.(2)	328,300	21,083
Farm Fresh Bhd.	26,800	18,046
Fraser & Neave Holdings Bhd.	4,100	36,792
Frontken Corp. Bhd.	29,400	28,304
Gamuda Bhd.	90,163	96,991
Gas Malaysia Bhd.	28,000	34,514
Genting Bhd.	116,200	84,423
Greatech Technology Bhd.(2)	2,800	1,515
Hartalega Holdings Bhd.(2)	2,300	523
Heineken Malaysia Bhd.	5,700	36,060
Hiap Teck Venture Bhd.	14,000	969
Hibiscus Petroleum Bhd.	47,800	19,693
Hong Leong Bank Bhd.	11,000	65,794
Hup Seng Industries Bhd.	3,700	979
IHH Healthcare Bhd.	23,700	55,413
IJM Corp. Bhd.	91,600	59,008
Inari Amertron Bhd.	18,300	6,657
IOI Corp. Bhd.	36,700	37,317
IOI Properties Group Bhd.	70,300	62,314
Iskandar Waterfront City Bhd.(2)	14,500	967
ITMAX SYSTEM Bhd.	2,000	2,431
Jaya Tiasa Holdings Bhd.	52,500	14,968
Johor Plantations Group Bhd.	40,300	16,052
Kelington Group Bhd.	35,000	49,104
Kossan Rubber Industries Bhd.	3,300	855
KPJ Healthcare Bhd.	59,800	44,952
KSL Holdings Bhd.	6,400	5,077
Kuala Lumpur Kepong Bhd.	7,100	34,632
LBS Bina Group Bhd.	14,600	1,762
Mah Sing Group Bhd.	71,500	21,487

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Malakoff Corp. Bhd.	97,100	$19,571
Malayan Banking Bhd.	162,100	498,069
Malayan Cement Bhd.	8,400	18,555
Malayan Flour Mills Bhd.	16,800	2,892
Malaysian Pacific Industries Bhd.	6,700	54,844
Malaysian Resources Corp. Bhd.	131,200	10,452
Matrix Concepts Holdings Bhd.	43,350	15,710
Maxis Bhd.	47,300	47,155
MBSB Bhd.	80,100	14,706
Mega First Corp. Bhd.	29,800	23,625
Mi Technovation Bhd.	400	314
MISC Bhd.	39,200	81,279
Mr. DIY Group M Bhd.	127,700	58,746
Naim Holdings Bhd.(2)	2,800	507
Nationgate Holdings Bhd.	21,600	4,792
Nestle Malaysia Bhd.	900	25,412
NEXG Bhd.(1)(2)	127,500	9,171
OSK Holdings Bhd.	6,750	2,947
PA Resources Bhd.	2,100	81
Pecca Group Bhd.	34,200	14,765
Pentamaster Corp. Bhd.(2)	2,400	2,028
Perak Transit Bhd.	74,600	5,072
Perdana Petroleum Bhd.(2)	4,200	157
Petronas Chemicals Group Bhd.	1,200	925
Petronas Dagangan Bhd.	14,000	79,080
Petronas Gas Bhd.	17,000	78,392
PPB Group Bhd.	17,500	48,891
Press Metal Aluminium Holdings Bhd.	60,800	111,336
Public Bank Bhd.	342,500	433,684
QL Resources Bhd.	35,350	37,051
Ranhill Utilities Bhd.(2)	9,819	4,383
RGB International Bhd.	19,800	1,219
RHB Bank Bhd.	62,300	134,437
SD Guthrie Bhd.	27,500	40,627
Sime Darby Bhd.	188,400	118,263
Sime Darby Property Bhd.	113,100	42,105
SKP Resources Bhd.	21,300	2,680
SNS Network Technology Bhd.	83,100	10,015
Southern Cable Group Bhd.	42,500	22,787
SP Setia Bhd. Group	171,600	40,296
Sunway Bhd.	29,900	44,957
Sunway Construction Group Bhd.	30,800	55,786
Supermax Corp. Bhd.(2)	64,080	4,606
Telekom Malaysia Bhd.	47,000	89,973
Tenaga Nasional Bhd.	172,600	637,405
TH Plantations Bhd.	1,700	260
TIME dotCom Bhd.	60,100	93,881
Top Glove Corp. Bhd.	55,100	8,204
TSH Resources Bhd.(2)	42,900	13,446
UEM Sunrise Bhd.	7,400	1,092
Unisem M Bhd.	2,200	1,770
United Plantations Bhd.	8,450	64,054
Velesto Energy Bhd.	609,800	47,849

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
ViTrox Corp. Bhd.	12,200	$14,396
VS Industry Bhd.	116,121	10,294
VSTECS Bhd.	3,100	3,562
WCT Holdings Bhd.(2)	79,100	10,975
Yinson Holdings Bhd.	39,600	23,914
YTL Corp. Bhd.	26,100	12,322
YTL Power International Bhd.	81,600	59,237
Zetrix Ai Bhd.	349,788	73,742
		5,599,491
Mexico — 3.2%
Alpek SAB de CV(2)	131,031	62,617
Alsea SAB de CV	22,933	81,002
America Movil SAB de CV, ADR	25,544	664,655
Arca Continental SAB de CV(1)	4,254	51,353
Banco del Bajio SA	96,852	322,971
Bolsa Mexicana de Valores SAB de CV	10,022	22,067
Cemex SAB de CV, ADR	42,848	536,028
Coca-Cola Femsa SAB de CV(1)	20,117	223,703
Controladora Vuela Cia de Aviacion SAB de CV, ADR(2)	10,143	87,433
Corp. Inmobiliaria Vesta SAB de CV	61,654	226,468
Fomento Economico Mexicano SAB de CV, ADR	2,173	244,071
GCC SAB de CV	25,646	298,766
Genomma Lab Internacional SAB de CV, Class B(1)	104,806	111,245
Gentera SAB de CV	160,911	467,074
Gruma SAB de CV, B Shares	14,350	258,737
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,958	239,189
Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,055	275,102
Grupo Aeroportuario del Sureste SAB de CV, ADR	524	188,467
Grupo Bimbo SAB de CV, Series A(1)	24,992	90,843
Grupo Carso SAB de CV, Series A1(1)	8,595	67,340
Grupo Comercial Chedraui SA de CV(1)	20,319	130,111
Grupo Financiero Banorte SAB de CV, Class O	104,612	1,189,535
Grupo Financiero Inbursa SAB de CV, Class O	67,442	171,757
Grupo Mexico SAB de CV, Series B	43,100	546,220
Grupo Televisa SAB, ADR	55,860	164,787
Grupo Traxion SAB de CV(1)(2)	28,143	21,734
Industrias Penoles SAB de CV(2)	15,531	988,656
Kimberly-Clark de Mexico SAB de CV, A Shares	57,400	143,950
La Comer SAB de CV	15,909	35,990
Megacable Holdings SAB de CV	161,503	626,338
Nemak SAB de CV(2)	87,574	16,475
Promotora y Operadora de Infraestructura SAB de CV	7,576	124,805
Qualitas Controladora SAB de CV(1)	19,104	186,359
Regional SAB de CV	25,671	239,911
Sigma Foods SAB de CV, Class A	270,216	302,820
Wal-Mart de Mexico SAB de CV	66,201	214,878
		9,623,457
Peru — 0.7%
Cia de Minas Buenaventura SAA, ADR	27,016	1,179,789
Credicorp Ltd.	1,694	586,768
Intercorp Financial Services, Inc.	414	20,029
Southern Copper Corp.(1)	1,723	376,187
		2,162,773

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Philippines — 0.6%
Aboitiz Equity Ventures, Inc.	78,300	$46,457
ACEN Corp.	185,000	9,007
Alliance Global Group, Inc.	96,900	14,463
Apex Mining Co., Inc.	372,300	113,082
Ayala Corp.	3,210	33,387
Ayala Land, Inc.	193,200	70,010
Bank of the Philippine Islands	43,830	88,159
BDO Unibank, Inc.	73,969	175,910
Century Pacific Food, Inc.	37,300	25,830
Converge Information & Communications Technology Solutions, Inc.	166,200	41,498
DigiPlus Interactive Corp.	109,470	30,523
DMCI Holdings, Inc.	104,400	17,476
GT Capital Holdings, Inc.	4,950	57,512
International Container Terminal Services, Inc.	20,290	252,934
JG Summit Holdings, Inc.	176,000	91,574
Jollibee Foods Corp.	8,430	31,310
Manila Electric Co.	7,820	86,491
Manila Water Co., Inc.	161,300	112,741
Megaworld Corp.	563,000	22,065
Metropolitan Bank & Trust Co.	94,900	126,731
PLDT, Inc., ADR	4,609	110,293
Puregold Price Club, Inc.	82,200	59,850
Semirara Mining & Power Corp.	56,400	27,375
SM Investments Corp.	2,610	31,900
SM Prime Holdings, Inc.	76,900	28,649
Universal Robina Corp.	59,950	83,126
		1,788,353
Poland — 2.0%
Alior Bank SA	9,564	320,710
Allegro.eu SA(2)	14,103	109,749
Asseco Poland SA	1,448	71,549
Bank Handlowy w Warszawie SA	3,358	112,053
Bank Millennium SA(2)	54,739	266,214
Bank Polska Kasa Opieki SA	7,717	488,955
Benefit Systems SA(2)	137	148,212
Budimex SA	740	166,894
CD Projekt SA	561	38,098
Cyfrowy Polsat SA(1)(2)	4,764	16,910
Diagnostyka SA	1,906	100,901
Dino Polska SA(2)	20,937	235,418
Enea SA	22,818	157,768
Eurocash SA(2)	4,825	8,545
Grupa Azoty SA(1)(2)	5,616	26,043
Grupa Kety SA	1,015	307,340
Jastrzebska Spolka Weglowa SA(2)	3,380	25,689
KGHM Polska Miedz SA(2)	4,825	455,007
KRUK SA	483	62,649
LPP SA	14	81,012
mBank SA(2)	295	85,738
Modivo SA(1)(2)	1,891	58,677
Orange Polska SA	104,337	409,567
ORLEN SA	25,411	818,468

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Pepco Group NV	15,910	$131,378
PGE Polska Grupa Energetyczna SA(2)	34,672	109,499
Powszechna Kasa Oszczednosci Bank Polski SA	17,069	442,235
Powszechny Zaklad Ubezpieczen SA	12,743	241,426
Santander Bank Polska SA	620	102,973
Tauron Polska Energia SA(2)	32,472	106,906
XTB SA	5,795	144,315
Zabka Group SA(2)	16,978	106,240
		5,957,138
Qatar — 0.5%
Barwa Real Estate Co.	71,428	50,248
Commercial Bank PSQC	59,992	79,864
Doha Bank QPSC(2)	244,970	198,547
Dukhan Bank	39,379	38,692
Estithmar Holding QPSC(2)	16,755	17,466
Industries Qatar QSC	14,425	47,866
Mazaya Real Estate Development QPSC(2)	62,994	10,247
Medicare Group	14,555	21,161
Meeza QSTP LLC	21,751	20,097
Ooredoo QPSC	47,394	176,471
Qatar Fuel QSC	15,895	64,621
Qatar Gas Transport Co. Ltd.	29,808	40,318
Qatar International Islamic Bank QSC	13,776	42,693
Qatar Islamic Bank QPSC	39,234	255,242
Qatar National Bank QPSC	79,359	421,311
Qatar Navigation QSC	52,771	162,190
		1,647,034
Saudi Arabia — 2.5%
Abdullah Al Othaim Markets Co.	5,956	9,749
ACWA Power Co.(2)	220	9,703
Ades Holding Co.	30,345	144,518
Al Babtain Power & Telecommunication Co.	4,341	72,484
Al Khaleej Training & Education Co.(2)	2,069	10,120
Al Majed for Oud Co.	513	22,685
Al Moammar Information Systems Co.	1,414	58,132
Al Rajhi Bank	32,256	865,045
Aldrees Petroleum & Transport Services Co.	2,127	66,245
Alinma Bank	23,887	177,427
Almarai Co. JSC	18,012	191,504
Almawarid Manpower Co.	846	17,624
Arab National Bank	44,780	245,654
Arabian Centres Co.	16,452	79,347
Arabian Drilling Co.	2,985	71,251
Arabian Internet & Communications Services Co.	1,048	52,169
Astra Industrial Group Co.	1,029	35,052
Ayyan Investment Co.(2)	2,902	8,436
BAAN Holding Group Co.(2)	20,065	9,502
Bank AlBilad	24,331	165,378
Bank Al-Jazira	27,184	83,550
Banque Saudi Fransi	69,974	369,579
Bupa Arabia for Cooperative Insurance Co.	1,031	48,826
Co. for Cooperative Insurance	5,242	189,364
Dallah Healthcare Co.	530	14,015

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Dar Al Arkan Real Estate Development Co.(2)	22,255	$118,499
Derayah Financial Co.	2,618	16,026
Dr. Sulaiman Al Habib Medical Services Group Co.	1,793	110,378
Electrical Industries Co.	22,607	88,758
Elm Co.	374	63,757
Etihad Etisalat Co.	8,654	148,133
Fawaz Abdulaziz Al Hokair & Co.(2)	1,894	8,255
flynas Co. SJSC(2)	4,303	66,945
Jabal Omar Development Co.(2)	12,535	49,689
Jarir Marketing Co.	22,786	84,953
Leejam Sports Co. JSC	615	13,461
Lumi Rental Co.(2)	1,116	11,523
Maharah Human Resources Co.	11,373	18,212
Makkah Construction & Development Co.	555	11,574
Middle East Healthcare Co.	1,792	15,078
Mouwasat Medical Services Co.	5,028	85,304
National Agriculture Development Co.(2)	6,127	28,042
Rasan Information Technology Co.(2)	1,176	40,671
Riyad Bank	62,530	461,414
SAL Saudi Logistics Services	1,142	49,233
Saudi Arabian Oil Co.	112,059	746,821
Saudi Automotive Services Co.(2)	1,315	18,554
Saudi Awwal Bank	55,589	506,103
Saudi Ceramic Co.	1,337	9,284
Saudi Chemical Co. Holding	12,090	23,706
Saudi Ground Services Co.	1,792	15,486
Saudi Investment Bank	34,739	124,886
Saudi National Bank	69,601	771,170
Saudi Pharmaceutical Industries & Medical Appliances Corp.(2)	8,187	61,204
Saudi Tadawul Group Holding Co.	485	17,672
Saudi Telecom Co.	31,258	348,215
Saudia Dairy & Foodstuff Co.	252	13,383
Savola Group(2)	10,887	65,365
Seera Group Holding(2)	10,627	65,014
SHL Finance Co.(2)	3,783	16,409
Specialized Medical Co.	3,015	14,964
Sustained Infrastructure Holding Co.	5,993	42,754
Theeb Rent A Car Co.	1,507	12,765
United Electronics Co.	1,861	40,999
United International Transportation Co.	5,030	54,179
		7,476,197
South Africa — 6.4%
Absa Group Ltd.	49,194	840,714
AECI Ltd.	12,406	85,761
African Rainbow Minerals Ltd.	8,418	132,592
Anglogold Ashanti PLC	2,248	287,594
Aspen Pharmacare Holdings Ltd.	20,954	178,265
Astral Foods Ltd.	2,288	40,042
AVI Ltd.	27,710	195,465
Bid Corp. Ltd.	6,524	172,559
Bidvest Group Ltd.	8,137	128,888
Capitec Bank Holdings Ltd.	1,785	531,893
Clicks Group Ltd.	11,024	220,580
Coronation Fund Managers Ltd.	25,830	81,557

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
DataTec Ltd.	39,044	$189,050
Dis-Chem Pharmacies Ltd.(1)	34,557	80,318
Discovery Ltd.	21,307	349,125
DRDGOLD Ltd.	61,191	230,387
E Media Holdings Ltd.	2,715	382
Exxaro Resources Ltd.	26,953	335,380
Famous Brands Ltd.	3,234	11,418
FirstRand Ltd.	128,249	799,195
Fortress Real Estate Investments Ltd., Class B	120,981	199,433
Foschini Group Ltd.	34,842	189,742
Gold Fields Ltd., ADR	28,410	1,671,644
Grindrod Ltd.(1)	39,572	46,351
Harmony Gold Mining Co. Ltd., ADR	17,922	407,726
Impala Platinum Holdings Ltd.	64,506	1,433,045
Investec Ltd.	6,036	51,900
Kumba Iron Ore Ltd.	1,210	27,968
Life Healthcare Group Holdings Ltd.	45,322	34,467
Momentum Group Ltd.	98,560	250,436
Motus Holdings Ltd.	16,760	141,755
Mr. Price Group Ltd.	13,181	151,880
MTN Group Ltd.	95,840	1,246,602
Naspers Ltd., N Shares	1,884	104,846
Nedbank Group Ltd.	27,432	542,672
NEPI Rockcastle NV(2)	43,243	402,109
Netcare Ltd.	123,298	132,955
Ninety One Ltd.	37,134	127,007
Northam Platinum Holdings Ltd.	17,362	475,265
Old Mutual Ltd.	431,367	446,478
Omnia Holdings Ltd.	27,483	154,266
OUTsurance Group Ltd.	26,095	120,471
Pepkor Holdings Ltd.	30,508	50,794
Pick n Pay Stores Ltd.(1)(2)	20,283	24,674
PPC Ltd.	225,658	93,760
Raubex Group Ltd.	7,003	25,155
Reinet Investments SCA	12,974	456,784
Remgro Ltd.	6,481	78,891
Sanlam Ltd.	61,824	412,931
Santam Ltd.	1,720	47,309
Sappi Ltd.(1)(2)	57,240	60,510
Sasol Ltd., ADR(1)(2)	47,947	427,687
Shoprite Holdings Ltd.	15,999	266,156
Sibanye Stillwater Ltd., ADR(2)	80,340	1,422,821
SPAR Group Ltd.(1)(2)	13,346	58,829
Standard Bank Group Ltd.	57,302	1,154,034
Sun International Ltd.	13,241	36,766
Super Group Ltd.	52,030	56,095
Telkom SA SOC Ltd.	63,690	257,767
Thungela Resources Ltd.(1)	8,982	62,894
Tiger Brands Ltd.	14,028	280,606
Truworths International Ltd.(1)	25,832	97,582
Valterra Platinum Ltd.	1,182	138,781
Vodacom Group Ltd.	24,641	251,465
We Buy Cars Holdings Ltd.(1)	9,833	26,989

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Wilson Bayly Holmes-Ovcon Ltd.	3,572	$47,416
Woolworths Holdings Ltd.	53,828	184,548
		19,271,427
South Korea — 21.5%
ABLBio, Inc.(2)	211	28,372
Able C&C Co. Ltd.	294	2,349
Aekyung Chemical Co. Ltd.(2)	51	371
Aekyung Industrial Co. Ltd.	136	1,520
Agabang & Co.(2)	50	172
Ahnlab, Inc.	19	861
Alteogen, Inc.	309	87,535
Amorepacific Corp.	653	68,657
Amorepacific Holdings Corp.	794	17,287
Ananti, Inc.(2)	546	3,265
APR Corp.	400	86,794
Asiana Airlines, Inc.(2)	1,836	9,900
BGF retail Co. Ltd.	572	49,537
BH Co. Ltd.	1,247	16,724
BHI Co. Ltd.(2)	1,730	112,398
Binggrae Co. Ltd.	363	20,647
BNK Financial Group, Inc.	11,672	161,613
Boryung	198	1,370
C&C International Co. Ltd.(2)	14	299
Cafe24 Corp.(2)	468	10,813
Celltrion Pharm, Inc.	313	15,607
Celltrion, Inc.	1,027	170,032
Cheil Worldwide, Inc.	3,547	54,083
Cheryong Electric Co. Ltd.	361	14,014
Chong Kun Dang Pharmaceutical Corp.	239	15,500
CJ CGV Co. Ltd.(2)	3,512	13,526
CJ CheilJedang Corp.	571	84,862
CJ Corp.	607	92,234
CJ ENM Co. Ltd.(2)	1,343	67,778
CJ Logistics Corp.	760	69,562
Classys, Inc.(2)	356	14,436
Com2uSCorp(2)	10	249
Cosmax, Inc.(2)	204	26,947
CosmoAM&T Co. Ltd.(2)	32	1,300
Coway Co. Ltd.(2)	1,976	112,268
CS Wind Corp.(2)	2,160	80,614
Daeduck Electronics Co. Ltd.	911	39,757
Daesang Corp.	944	14,791
Daewoo Engineering & Construction Co. Ltd.(2)	4,463	31,559
Daewoong Co. Ltd.	646	12,117
Daewoong Pharmaceutical Co. Ltd.	130	15,896
Daishin Securities Co. Ltd.	1,627	50,822
Daou Data Corp.	23	424
Daou Technology, Inc.	2,627	99,342
DB HiTek Co. Ltd.	3,700	246,901
DB Insurance Co. Ltd.	1,866	237,066
DB Securities Co. Ltd.	1,689	18,390
Dentium Co. Ltd.(2)	25	876
Devsisters Co. Ltd.(2)	4	108

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
DI Dong Il Corp.(2)	436	$7,285
DL E&C Co. Ltd.(2)	1,211	43,002
DL Holdings Co. Ltd.(2)	784	28,176
DN Automotive Corp.	25	473
Dong-A Socio Holdings Co. Ltd.	117	9,497
Dong-A ST Co. Ltd.	7	255
Dongjin Semichem Co. Ltd.	1,764	67,456
DongKook Pharmaceutical Co. Ltd.	58	822
Dongkuk Steel Mill Co. Ltd.	410	2,925
Dongsuh Cos., Inc.	652	12,411
Dongwha Enterprise Co. Ltd.(2)	30	212
Dongwon Industries Co. Ltd.	82	2,449
Dongwon Systems Corp.	48	881
Doosan Bobcat, Inc.	858	38,690
Doosan Co. Ltd.	51	45,379
Doosan Enerbility Co. Ltd.(2)	6,206	458,656
Doosan Fuel Cell Co. Ltd.(2)	1,659	45,903
Doosan Tesna, Inc.	102	4,835
DoubleUGames Co. Ltd.(2)	296	10,897
Douzone Bizon Co. Ltd.	529	43,484
Dreamtech Co. Ltd.	44	238
Duk San Neolux Co. Ltd.(2)	503	14,596
Ecopro BM Co. Ltd.(2)	76	11,706
Ecopro Co. Ltd.(2)	44	5,650
Ecopro HN Co. Ltd.	131	3,478
Ecopro Materials Co. Ltd.(2)	3	150
E-MART, Inc.	1,089	79,455
EMRO, Inc.(2)	57	1,616
EM-Tech Co. Ltd.	40	201
Enchem Co. Ltd.(2)	135	7,123
Eo Technics Co. Ltd.(2)	196	57,141
Eugene Investment & Securities Co. Ltd.	4,877	17,988
Eugene Technology Co. Ltd.	367	34,249
F&F Co. Ltd.	488	23,927
Gaonchips Co. Ltd.(2)	57	2,763
GemVax & Kael Co. Ltd.(2)	361	11,658
GOLFZON Co. Ltd.(2)	286	10,899
Gradiant Corp.	37	282
Grand Korea Leisure Co. Ltd.	304	2,766
Green Cross Corp.(2)	100	11,741
Green Cross Holdings Corp.(2)	27	298
GS Engineering & Construction Corp.	2,535	39,457
GS Holdings Corp.	4,257	203,454
GS P&L Co. Ltd.	55	1,961
GS Retail Co. Ltd.	4,497	68,732
HAESUNG DS Co. Ltd.	96	4,316
Han Kuk Carbon Co. Ltd.(2)	1,905	55,516
Hana Financial Group, Inc.	17,072	1,444,073
Hana Materials, Inc.	30	1,302
Hana Micron, Inc.	2,116	53,394
Hana Tour Service, Inc.	109	3,642
Hancom, Inc.	35	553
Handsome Co. Ltd.	45	743

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Hanil Cement Co. Ltd.	1,233	$15,579
Hanjin Kal Corp.(2)	212	22,978
Hankook & Co. Co. Ltd.	840	18,276
Hankook Tire & Technology Co. Ltd.	2,122	107,484
Hanmi Pharm Co. Ltd.(2)	170	70,040
Hanmi Science Co. Ltd.(2)	804	24,386
Hanmi Semiconductor Co. Ltd.	787	177,361
Hanon Systems(2)	5,910	19,058
Hansae Co. Ltd.	204	2,027
Hansol Chemical Co. Ltd.	279	65,467
Hansol Technics Co. Ltd.	2,487	10,718
Hanssem Co. Ltd.(2)	11	380
Hanwha Aerospace Co. Ltd.	808	671,677
Hanwha Corp.(2)	2,870	272,534
Hanwha Corp., Preference Shares(2)	1,540	60,078
Hanwha Engine(2)	4,367	163,840
Hanwha General Insurance Co. Ltd.(2)	3,414	18,115
Hanwha Investment & Securities Co. Ltd.(2)	1,043	6,060
Hanwha Life Insurance Co. Ltd.(2)	15,991	55,076
Hanwha Ocean Co. Ltd.(2)	1,757	172,395
Hanwha Solutions Corp.(2)	3,156	116,002
Hanwha Systems Co. Ltd.(2)	2,027	159,821
Hanwha Vision Co. Ltd.(2)	817	48,434
Harim Holdings Co. Ltd.	5,174	58,133
HD Construction Equipment Co. Ltd.	1,636	159,616
HD Hyundai Co. Ltd.	4,227	859,875
HD Hyundai Electric Co. Ltd.	655	478,186
HD Hyundai Heavy Industries Co. Ltd.	874	366,009
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,396	749,481
HDC Holdings Co. Ltd.	1,131	19,407
HDC Hyundai Development Co-Engineering & Construction, E Shares	1,104	17,762
HD-Hyundai Marine Engine(2)	1,219	74,023
Hite Jinro Co. Ltd.	1,726	21,319
HK inno N Corp.(2)	5	188
HL Mando Co. Ltd.	4,526	197,311
HLB, Inc.(2)	385	13,840
HMM Co. Ltd.	6,244	92,549
Hotel Shilla Co. Ltd.(2)	39	1,299
HPSP Co. Ltd.	3,110	97,030
HS Hyosung Advanced Materials Corp.(2)	235	40,989
HS Hyosung Corp.(2)	3	139
Hugel, Inc.(2)	185	34,729
Humedix Co. Ltd.	436	12,916
HYBE Co. Ltd.	212	56,997
Hyosung Corp.	811	95,319
Hyosung Heavy Industries Corp.	112	219,542
Hyosung TNC Corp.	273	80,838
Hyundai Autoever Corp.	278	97,000
HYUNDAI Corp.	77	1,479
Hyundai Department Store Co. Ltd.	1,118	85,442
Hyundai Elevator Co. Ltd.	740	50,716
Hyundai Engineering & Construction Co. Ltd.	1,840	210,734
Hyundai Glovis Co. Ltd.	3,197	643,716

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Hyundai Home Shopping Network Corp.	18	$1,064
Hyundai Marine & Fire Insurance Co. Ltd.(2)	5,140	122,740
Hyundai Mobis Co. Ltd.	1,689	607,115
Hyundai Motor Co.	5,336	2,501,646
Hyundai Rotem Co. Ltd.	731	116,874
Hyundai Steel Co.	6,135	197,855
Hyundai Wia Corp.	1,247	87,689
Iljin Electric Co. Ltd.	1,043	64,839
iM Financial Group Co. Ltd.	13,375	170,935
Industrial Bank of Korea	14,128	253,017
Innocean Worldwide, Inc.	923	12,859
Innox Advanced Materials Co. Ltd.(2)	805	19,583
Intellian Technologies, Inc.	89	7,452
Interflex Co. Ltd.(2)	26	215
INTOPS Co. Ltd.	58	794
IS Dongseo Co. Ltd.(2)	35	756
i-SENS, Inc.	6	98
IsuPetasys Co. Ltd.	1,808	160,992
JB Financial Group Co. Ltd.	3,887	85,711
Jeju Air Co. Ltd.(2)	429	1,816
Jin Air Co. Ltd.(2)	291	1,428
Jusung Engineering Co. Ltd.	981	38,322
JW Pharmaceutical Corp.(2)	92	2,318
JYP Entertainment Corp.(2)	916	44,382
K Car Co. Ltd.	130	1,346
Kakao Corp.	4,044	174,983
Kakao Games Corp.(2)	26	264
KakaoBank Corp.	1,312	24,723
Kakaopay Corp.(2)	516	23,917
Kangwon Land, Inc.	1,433	18,959
KB Financial Group, Inc., ADR	9,059	996,490
KC Co. Ltd.	1,364	33,204
KC Tech Co. Ltd.	25	855
KCC Corp.	180	81,486
KCC Glass Corp.	26	524
KEPCO Engineering & Construction Co., Inc.(2)	48	5,836
KEPCO Plant Service & Engineering Co. Ltd.(2)	677	29,171
KG Dongbusteel	272	1,143
KH Vatec Co. Ltd.	175	2,139
Kia Corp.	9,093	1,298,367
KISCO Corp.	395	2,796
KIWOOM Securities Co. Ltd.	1,465	473,711
Koh Young Technology, Inc.	79	1,748
Kolmar Korea Co. Ltd.(2)	191	10,115
Kolon Industries, Inc.	1,269	59,694
Kolon Life Science, Inc.(2)	496	21,939
KoMiCo Ltd.(2)	23	1,781
KONA I Co. Ltd.(2)	697	32,325
Korea Aerospace Industries Ltd.	998	132,613
Korea Electric Power Corp., ADR	13,132	256,074
Korea Electric Terminal Co. Ltd.	263	14,779
Korea Gas Corp.	2,145	61,458
Korea Investment Holdings Co. Ltd.	3,717	668,367

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Korea Line Corp.(2)	2,676	$4,036
Korea Petrochemical Ind Co. Ltd.	30	3,957
Korean Air Lines Co. Ltd.(2)	6,099	118,853
Korean Reinsurance Co.	12,052	116,738
Krafton, Inc.	497	85,826
KT Corp.	258	11,481
Kum Yang Co. Ltd.(2)	275	473
Kumho Petrochemical Co. Ltd.(2)	427	45,492
Kumho Tire Co., Inc.(2)	6,220	30,146
Kyung Dong Navien Co. Ltd.	275	12,266
L&F Co. Ltd.(2)	43	3,759
LEENO Industrial, Inc.	1,477	109,419
LG Chem Ltd.	2,132	619,939
LG Corp.	1,443	107,978
LG Display Co. Ltd., ADR(2)	64,571	326,729
LG Electronics, Inc.	4,038	408,505
LG Energy Solution Ltd.(2)	683	202,983
LG H&H Co. Ltd.	115	21,340
LG Innotek Co. Ltd.	1,643	364,017
LG Uplus Corp.	16,745	192,646
LIG Nex1 Co. Ltd.(2)	431	152,151
LigaChem Biosciences, Inc.(2)	298	39,689
Lotte Chemical Corp.	756	50,414
Lotte Chilsung Beverage Co. Ltd.	331	31,988
Lotte Corp.	1,458	36,289
Lotte Energy Materials Corp.(2)	775	24,125
LOTTE Fine Chemical Co. Ltd.	950	33,749
Lotte Innovate Co. Ltd.	28	463
Lotte Rental Co. Ltd.	1,492	35,025
Lotte Shopping Co. Ltd.	293	21,897
Lotte Wellfood Co. Ltd.	122	10,762
LS Corp.(2)	1,403	277,962
LS Electric Co. Ltd.	261	142,928
LVMC Holdings(2)	301	330
LX International Corp.	2,589	76,681
LX Semicon Co. Ltd.	506	20,574
Mcnex Co. Ltd.	22	418
MegaStudyEdu Co. Ltd.(2)	98	3,271
Meritz Financial Group, Inc.(2)	2,620	231,121
Mirae Asset Securities Co. Ltd.	3,694	185,170
Misto Holdings Corp.	820	27,882
MNTech Co. Ltd.	90	713
Myoung Shin Industrial Co. Ltd.(2)	1,385	10,995
Naturecell Co. Ltd.(2)	32	478
NAVER Corp.	1,901	335,820
NCSoft Corp.	296	47,475
Neowiz(2)	67	1,219
NEPES Corp.(2)	2,615	34,191
Netmarble Corp.	795	29,009
Nexen Tire Corp.	131	818
Nexon Games Co. Ltd.(2)	58	478
NEXTIN, Inc.	278	15,913
NH Investment & Securities Co. Ltd.	3,355	82,912

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
NHN Corp.(2)	135	$3,558
NICE Information Service Co. Ltd.	1,280	15,238
NongShim Co. Ltd.(2)	88	26,285
OCI Co. Ltd.	54	3,297
OCI Holdings Co. Ltd.	1,002	105,661
Orion Corp.(2)	717	66,489
Orion Holdings Corp.(2)	1,356	22,468
Otoki Corp.	87	24,015
Pan Ocean Co. Ltd.	22,152	81,266
Paradise Co. Ltd.	1,718	23,874
Park Systems Corp.	97	19,477
Partron Co. Ltd.	147	878
Pearl Abyss Corp.(2)	526	19,610
People & Technology, Inc.	263	10,001
Peptron, Inc.	108	21,385
PharmaResearch Co. Ltd.	230	55,860
PI Advanced Materials Co. Ltd.(2)	775	10,795
Poongsan Corp.(2)	483	38,808
Posco DX Co. Ltd.	917	25,032
POSCO Future M Co. Ltd.(2)	351	60,252
POSCO Holdings, Inc., ADR	5,194	361,450
Posco International Corp.	1,513	76,097
Posco M-Tech Co. Ltd.	6	83
PSK Holdings, Inc.	398	24,205
PSK, Inc.	76	3,392
Rainbow Robotics(2)	60	35,877
S&S Tech Corp.	206	14,162
S-1 Corp.	594	36,191
Sam Chun Dang Pharm Co. Ltd.	125	71,733
Sam Young Electronics Co. Ltd.	21	180
Samsung Biologics Co. Ltd.(2)	91	112,274
Samsung C&T Corp.	1,354	329,961
Samsung E&A Co. Ltd.	9,992	252,629
Samsung Electro-Mechanics Co. Ltd.	1,014	316,915
Samsung Electronics Co. Ltd., GDR	4,444	16,118,851
Samsung Episholdings Co. Ltd.(2)	48	22,523
Samsung Fire & Marine Insurance Co. Ltd.	1,255	462,505
Samsung Heavy Industries Co. Ltd.(2)	35,593	716,423
Samsung Life Insurance Co. Ltd.	1,659	265,580
Samsung SDI Co. Ltd.(2)	1,347	436,690
Samsung SDS Co. Ltd.	1,170	158,557
Samsung Securities Co. Ltd.	2,367	175,875
Samyang Biopharmaceuticals Corp.(2)	6	405
Samyang Foods Co. Ltd.	145	123,086
Samyang Holdings Corp.	6	311
Sanil Electric Co. Ltd.	236	27,308
SD Biosensor, Inc.(2)	70	411
SeAH Besteel Holdings Corp.	1,593	76,638
SeAH Steel Corp.	171	15,778
SeAH Steel Holdings Corp.	78	7,700
Sebang Global Battery Co. Ltd.	230	11,014
Seegene, Inc.	108	1,970
Seojin System Co. Ltd.(2)	35	1,158

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Seoul Semiconductor Co. Ltd.(2)	2,106	$16,864
Seoyon E-Hwa Co. Ltd.(2)	61	705
SFA Engineering Corp.	681	16,022
SFA Semicon Co. Ltd.(2)	40	220
SHIFT UP Corp.(2)	246	5,526
Shinhan Financial Group Co. Ltd., ADR	11,944	797,979
Shinsegae International, Inc.	30	277
Shinsegae, Inc.	493	126,078
Shinsung E&G Co. Ltd.(2)	120	204
Shinyoung Securities Co. Ltd.	168	26,394
Silicon2 Co. Ltd.(2)	58	1,768
SIMMTECH Co. Ltd.	8	302
SK Biopharmaceuticals Co. Ltd.(2)	328	27,307
SK Bioscience Co. Ltd.(2)	362	12,320
SK Chemicals Co. Ltd.	530	25,331
SK Discovery Co. Ltd.	1,197	49,784
SK Gas Ltd.	241	39,025
SK Hynix, Inc.	19,108	14,128,302
SK IE Technology Co. Ltd.(2)	498	9,381
SK Innovation Co. Ltd.	1,353	120,152
SK Networks Co. Ltd.	7,911	31,620
SK oceanplant Co. Ltd.(2)	1,034	13,874
SK Telecom Co. Ltd., ADR	5,568	168,933
SK, Inc.	865	241,526
SKC Co. Ltd.(2)	152	12,001
SL Corp.(2)	1,005	51,282
SM Entertainment Co. Ltd.	340	27,273
SNT Dynamics Co. Ltd.	260	10,109
SNT Motiv Co. Ltd.	1,221	31,635
S-Oil Corp.(2)	4,554	348,003
SOLUM Co. Ltd.(2)	339	4,356
Solus Advanced Materials Co. Ltd.	10	62
Soop Co. Ltd.	253	12,480
Soulbrain Co. Ltd.	125	38,787
Soulbrain Holdings Co. Ltd.	67	2,593
SPG Co. Ltd.(2)	13	1,309
Studio Dragon Corp.(2)	782	24,261
Sung Kwang Bend Co. Ltd.	1,005	24,480
Sungwoo Hitech Co. Ltd.	475	2,935
Synopex, Inc.(2)	674	3,158
Taekwang Industrial Co. Ltd.(2)	1	1,008
Taewoong Co. Ltd.(2)	534	13,160
Taihan Cable & Solution Co. Ltd.(2)	946	23,641
TechWing, Inc.	365	11,850
TES Co. Ltd.	1,455	74,651
TK Corp.(2)	1,012	19,788
TKG Huchems Co. Ltd.	250	3,298
Tokai Carbon Korea Co. Ltd.	180	28,197
Tongyang Life Insurance Co. Ltd.(2)	4,284	22,573
Tway Air Co. Ltd.(2)	5,814	5,402
Unid Co. Ltd.(2)	73	4,164
VT Co. Ltd.(2)	603	7,265
Webzen, Inc.	842	7,684

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Won Tech Co. Ltd.	40	$215
WONIK IPS Co. Ltd.	1,590	138,841
Wonik QnC Corp.(2)	34	738
Woongjin Thinkbig Co. Ltd.	7,438	5,859
Woori Financial Group, Inc.	48,253	1,207,512
Wysiwyg Studios Co. Ltd.(2)	260	81
YC Corp.(2)	80	1,208
YG Entertainment, Inc.	24	1,234
Youngone Corp.	983	65,998
Youngone Holdings Co. Ltd.	249	43,126
Yuhan Corp.	436	33,371
		65,143,134
Taiwan — 26.1%
Abico Avy Co. Ltd.	2,090	2,958
Ability Enterprise Co. Ltd.	2,239	5,715
AcBel Polytech, Inc.	34,000	55,752
Accton Technology Corp.	10,000	440,053
Acer, Inc.	24,000	20,961
ACES Electronic Co. Ltd.	9,000	18,291
Acter Group Corp. Ltd.	4,000	91,167
ADATA Technology Co. Ltd.	31,000	277,455
Advanced Ceramic X Corp.	8,000	40,016
Advanced International Multitech Co. Ltd.	8,000	17,564
Advanced Wireless Semiconductor Co.	14,000	54,300
Advancetek Enterprise Co. Ltd.	22,000	20,164
Advantech Co. Ltd.	1,000	10,605
AIC, Inc.	2,000	28,681
Airtac International Group	2,000	76,523
Alchip Technologies Ltd.	3,000	328,393
All Ring Tech Co. Ltd.	3,000	51,734
Allied Supreme Corp.	1,000	7,801
Alltek Technology Corp.	19,000	22,184
Alltop Technology Co. Ltd.	4,000	37,638
Altek Corp.	13,000	16,357
Amazing Microelectronic Corp.	9,000	25,229
Ambassador Hotel	2,000	2,809
AMPOC Far-East Co. Ltd.	1,108	4,364
AmTRAN Technology Co. Ltd.	6,593	8,257
Anpec Electronics Corp.	5,000	37,519
Apacer Technology, Inc.	9,000	34,485
APAQ Technology Co. Ltd.	2,000	11,895
APCB, Inc.	1,000	497
Apex International Co. Ltd.(2)	8,113	12,086
Arcadyan Technology Corp.	13,000	81,384
Ardentec Corp.	55,000	274,790
Argosy Research, Inc.	7,000	34,591
ASE Technology Holding Co. Ltd., ADR	100,748	2,447,169
Asia Cement Corp.	54,000	61,830
Asia Optical Co., Inc.	10,000	47,871
Asia Tech Image, Inc.	4,000	9,819
Asia Vital Components Co. Ltd.	4,000	219,946
ASolid Technology Co. Ltd.(2)	6,000	17,055
ASPEED Technology, Inc.	1,000	308,663

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Asustek Computer, Inc.	9,000	$152,083
ATE Energy International Co. Ltd.	11,000	8,758
AUO Corp.(1)	210,000	110,519
Avalue Technology, Inc.	4,000	11,514
Axiomtek Co. Ltd.	5,000	12,869
Azurewave Technologies, Inc.	9,000	17,628
Bafang Yunji International Co. Ltd.	4,000	23,585
Bank of Kaohsiung Co. Ltd.	2,121	874
BES Engineering Corp.(2)	4,201	2,322
Bin Chuan Enterprise Co. Ltd.(2)	5,000	8,924
Bizlink Holding, Inc.	5,049	223,111
Bonny Worldwide Ltd.	2,000	10,862
Brighton-Best International Taiwan, Inc.	17,000	18,414
Brillian Network & Automation Integrated System Co. Ltd.	5,000	55,788
Browave Corp.	1,000	24,131
Caliway Biopharmaceuticals Co. Ltd.(2)	10,000	51,544
Capital Futures Corp.	1,000	1,696
Capital Securities Corp.	86,000	87,731
Career Technology MFG. Co. Ltd.(2)	2,000	1,045
Caswell, Inc.	1,000	2,598
Catcher Technology Co. Ltd.	34,000	207,634
Cathay Financial Holding Co. Ltd.	321,000	814,053
Center Laboratories, Inc.(2)	1,050	1,468
Central Reinsurance Co. Ltd.	30,000	26,542
Century Iron & Steel Industrial Co. Ltd.	2,000	8,166
Chailease Holding Co. Ltd.	8,180	27,097
Chaintech Technology Corp.	9,000	8,106
Chang Hwa Commercial Bank Ltd.	367,821	254,011
Chang Wah Electromaterials, Inc.	28,000	38,604
Chang Wah Technology Co. Ltd.	42,000	66,235
Channel Well Technology Co. Ltd.	11,000	20,902
Chant Sincere Co. Ltd.	8,000	12,852
Charoen Pokphand Enterprise	17,000	82,947
Chen Full International Co. Ltd.	1,000	1,333
Chenbro Micom Co. Ltd.	4,000	115,295
Cheng Loong Corp.	4,000	2,345
Cheng Mei Materials Technology Corp.(2)	6,000	2,695
Cheng Shin Rubber Industry Co. Ltd.	52,000	52,077
Cheng Uei Precision Industry Co. Ltd.	13,000	16,431
Chenming Electronic Technology Corp.	2,000	7,126
Chicony Electronics Co. Ltd.	46,000	183,761
Chicony Power Technology Co. Ltd.	11,000	31,819
Chien Kuo Construction Co. Ltd.	12,600	13,321
China Airlines Ltd.	137,000	91,553
China Container Terminal Corp.	1,000	793
China Glaze Co. Ltd.	1,000	819
China Man-Made Fiber Corp.(2)	43,000	9,802
China Metal Products	3,000	2,338
China Motor Corp.	2,000	3,811
China Petrochemical Development Corp.(2)	194,000	51,410
China Steel Corp.	314,000	207,747
China Wire & Cable Co. Ltd.	1,000	1,233
Chinese Maritime Transport Ltd.	9,000	18,946

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Chin-Poon Industrial Co. Ltd.	27,000	$35,941
Chipbond Technology Corp.	31,000	55,785
ChipMOS Technologies, Inc.(2)	80,000	179,853
Chong Hong Construction Co. Ltd.	10,000	24,116
Chroma ATE, Inc.	5,000	217,270
Chun Yuan Steel Industry Co. Ltd.	39,000	28,414
Chung Hung Steel Corp.(2)	1,000	578
Chung-Hsin Electric & Machinery Manufacturing Corp.	30,000	167,701
Chunghwa Telecom Co. Ltd., ADR	9,740	421,158
Cleanaway Co. Ltd.	50,000	56,017
Clevo Co.	25,000	31,420
CMC Magnetics Corp.(2)	37,000	13,240
Collins Co. Ltd.	1,000	405
Compal Electronics, Inc.	100,000	100,322
Compeq Manufacturing Co. Ltd.	98,000	633,661
Compucase Enterprise	7,000	15,966
Concord International Securities Co. Ltd.	5,225	4,545
Concord Securities Co. Ltd.	9,240	5,305
Continental Holdings Corp.	3,000	2,142
Contrel Technology Co. Ltd.	14,000	21,611
Coretronic Corp.	8,000	22,597
Creative Sensor, Inc.	5,400	10,289
Cryomax Cooling System Corp.	1,143	1,565
CSBC Corp. Taiwan(2)	1,000	772
CTBC Financial Holding Co. Ltd.	788,000	1,401,740
CTCI Corp.	59,601	59,620
Cub Elecparts, Inc.	4,000	12,121
CviLux Corp.	9,950	31,437
CyberPower Systems, Inc.	3,000	18,538
DA CIN Construction Co. Ltd.	13,000	30,552
Da-Li Development Co. Ltd.	12,170	18,387
Darfon Electronics Corp.	2,000	1,989
Darwin Precisions Corp.(2)	31,700	13,936
Daxin Materials Corp.	3,000	40,369
De Licacy Industrial Co. Ltd.	21,924	7,699
Delta Electronics, Inc..	3,000	135,281
Depo Auto Parts Ind Co. Ltd.	5,000	22,459
DFI, Inc.	1,000	1,964
Dimerco Express Corp.	1,000	2,517
D-Link Corp.(2)	17,000	8,455
Dynamic Holding Co. Ltd.	9,152	45,309
Dynapack International Technology Corp.	6,000	58,432
E Ink Holdings, Inc.	3,000	17,757
E.Sun Financial Holding Co. Ltd.	428,398	480,430
Eastech Holding Ltd.	1,000	3,151
Eclat Textile Co. Ltd.	4,000	53,853
ECOVE Environment Corp.	2,000	19,166
Edimax Technology Co. Ltd.	11,000	6,218
Edom Technology Co. Ltd.(2)	27,000	34,272
Elan Microelectronics Corp.	12,000	46,428
Elite Material Co. Ltd.	4,000	306,331
Elitegroup Computer Systems Co. Ltd.	1,000	873
eMemory Technology, Inc.	1,000	79,528

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Ennostar, Inc.(2)	26,000	$31,504
Eson Precision Ind Co. Ltd.	14,000	37,829
Eternal Materials Co. Ltd.	59,000	129,077
Eva Airways Corp.	124,000	150,135
Evergreen Aviation Technologies Corp.	10,000	56,691
Evergreen International Storage & Transport Corp.	19,500	34,739
Evergreen Marine Corp. Taiwan Ltd.	73,000	458,129
EVERGREEN Steel Corp.	5,000	16,437
Everlight Chemical Industrial Corp.	15,000	12,927
Everlight Electronics Co. Ltd.	17,000	31,812
Evertop Wire Cable Corp.	2,000	1,851
EZconn Corp.	2,000	134,737
Far Eastern Department Stores Ltd.	68,000	49,403
Far Eastern International Bank	111,494	46,087
Far Eastern New Century Corp.	189,000	173,850
Far EasTone Telecommunications Co. Ltd.	68,000	199,845
Farglory Land Development Co. Ltd.	6,000	13,024
Feedback Technology Corp.	4,000	18,439
Feng Hsin Steel Co. Ltd.	35,000	75,761
Feng TAY Enterprise Co. Ltd.	15,000	44,879
First Financial Holding Co. Ltd.	441,532	420,908
First Hi-Tec Enterprise Co. Ltd.	4,000	36,751
First Insurance Co. Ltd.	14,000	12,253
FIT Holding Co. Ltd.	7,000	5,615
Fitipower Integrated Technology, Inc.	3,000	14,169
FLEXium Interconnect, Inc.(2)	2,000	4,097
Flytech Technology Co. Ltd.	1,000	2,974
FocalTech Systems Co. Ltd.(2)	6,000	10,112
Forest Water Environment Engineering Co. Ltd.	1,032	1,271
Formosa Chemicals & Fibre Corp.	1,000	1,617
Formosa International Hotels Corp.	4,000	24,121
Formosa Plastics Corp.	339,000	556,082
Formosa Taffeta Co. Ltd.	30,000	17,474
Formosan Union Chemical Corp.	10,000	5,328
Fortune Electric Co. Ltd.	1,210	40,815
Foxconn Technology Co. Ltd.	43,000	81,026
Foxsemicon Integrated Technology, Inc.	2,000	19,895
Franbo Lines Corp.	20,000	12,845
FSP Technology, Inc.	8,000	14,091
Fu Chun Shin Machinery Manufacture Co. Ltd.	18,000	14,191
Fu Hua Innovation Co. Ltd.	37,854	20,628
Fubon Financial Holding Co. Ltd.	339,155	1,017,185
Fulgent Sun International Holding Co. Ltd.	1,039	3,102
Fusheng Precision Co. Ltd.	3,000	25,356
Galaxy Software Services Corp.	3,150	12,473
Gallant Precision Machining Co. Ltd.	2,000	5,765
Gamania Digital Entertainment Co. Ltd.	1,000	1,683
GEM Services, Inc.	9,000	23,910
Gemtek Technology Corp.	37,000	31,944
General Interface Solution GIS Holding Ltd.(2)	17,000	25,756
Genesys Logic, Inc.	3,000	9,610
Genius Electronic Optical Co. Ltd.	7,000	98,214
GeoVision, Inc.	890	1,339

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Getac Holdings Corp.	10,000	$36,022
Giant Manufacturing Co. Ltd.	7,000	18,248
Giantplus Technology Co. Ltd.(2)	1,000	418
Gigabyte Technology Co. Ltd.	8,000	60,620
Gigastorage Corp.(2)	1,000	1,045
Global Brands Manufacture Ltd.	26,057	89,533
Global Lighting Technologies, Inc.	6,000	7,449
Global Mixed Mode Technology, Inc.	3,000	23,662
Global PMX Co. Ltd.	3,000	11,904
Global Unichip Corp.	2,000	175,136
Globaltek Fabrication Co. Ltd.	1,000	1,886
Globalwafers Co. Ltd.(2)	27,000	388,860
Globe Union Industrial Corp.	4,000	1,268
Gloria Material Technology Corp.	4,000	4,468
GMI Technology, Inc.	2,000	2,423
Gold Circuit Electronics Ltd.	14,000	363,680
Goldsun Building Materials Co. Ltd.	22,000	26,090
Gordon Auto Body Parts	11,000	10,822
Gourmet Master Co. Ltd.	4,000	9,122
Grand Fortune Securities Co. Ltd.	3,000	1,419
Grand Pacific Petrochemical(2)	31,000	13,535
Grape King Bio Ltd.	7,000	27,755
Great Wall Enterprise Co. Ltd.	50,000	81,354
Greatek Electronics, Inc.	37,000	112,697
Hannstar Board Corp.	24,840	73,634
HannStar Display Corp.(2)	2,000	590
HannsTouch Holdings Co.(2)	31,000	10,262
Hanpin Electron Co. Ltd.	8,000	12,144
HD Renewable Energy Co. Ltd.	2,340	8,071
Highwealth Construction Corp.	38,115	46,109
Hitron Technology, Inc.(2)	11,000	10,381
Hiwin Technologies Corp.	3,000	21,767
Hiyes International Co. Ltd.	3,297	7,710
Ho Tung Chemical Corp.	10,000	3,192
Holdings-Key Electric Wire & Cable Co. Ltd.	1,000	1,485
Holy Stone Enterprise Co. Ltd.	15,000	56,640
Hon Hai Precision Industry Co. Ltd.	357,000	2,730,618
Hong Ho Precision Textile Co. Ltd.	1,000	516
Hong Pu Real Estate Development Co. Ltd.	1,000	751
Hong TAI Electric Industrial	2,000	2,302
Horizon Securities Co. Ltd.	1,000	487
Hotai Finance Co. Ltd.	4,000	7,648
Hotai Motor Co. Ltd.	5,000	93,407
Hsin Ba Ba Corp.	2,041	2,672
HTC Corp.(2)	63,000	90,644
Hu Lane Associate, Inc.	2,152	8,039
Hua Nan Financial Holdings Co. Ltd.	246,835	299,760
Huaku Development Co. Ltd.	1,155	3,988
Huang Hsiang Construction Corp.	7,888	9,491
Hung Sheng Construction Ltd.	17,000	10,863
Hwa Fong Rubber Industrial Co. Ltd.	2,000	965
Hwacom Systems, Inc.	2,000	3,435
Hwang Chang General Contractor Co. Ltd.	3,696	7,209

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
IBF Financial Holdings Co. Ltd.	5,270	$2,854
Ichia Technologies, Inc.	8,000	14,363
I-Chiun Precision Industry Co. Ltd.	1,000	4,415
IEI Integration Corp.	9,000	17,182
In Win Development, Inc.	1,000	2,397
Infortrend Technology, Inc.	3,000	3,064
Innolux Corp.	800,720	679,526
Inpaq Technology Co. Ltd.	9,000	24,838
Integrated Service Technology, Inc.	10,386	43,734
International Games System Co. Ltd.	5,000	110,626
Inventec Corp.	22,000	32,225
Iron Force Industrial Co. Ltd.	1,000	3,072
ITE Technology, Inc.(2)	11,000	42,945
ITEQ Corp.	19,000	84,946
ITH Corp.	8,000	9,165
Jarllytec Co. Ltd.	1,025	2,795
Jetway Information Co. Ltd.	750	1,068
Jetwell Computer Co. Ltd.	2,240	12,955
Jiin Yeeh Ding Enterprise Co. Ltd.	9,000	30,117
Johnson Health Tech Co. Ltd.	4,000	17,261
JPC connectivity, Inc.	6,000	29,101
JPP Holding Co. Ltd.	4,000	33,796
Kaimei Electronic Corp.	13,000	38,924
Kedge Construction Co. Ltd.	1,081	3,019
KEE TAI Properties Co. Ltd.	24,360	8,367
Kenda Rubber Industrial Co. Ltd.	6,000	3,878
Kerry TJ Logistics Co. Ltd.	2,000	2,025
Keystone Microtech Corp.	1,000	28,895
Kindom Development Co. Ltd.	28,600	28,601
King Yuan Electronics Co. Ltd.	101,000	1,039,244
Kinik Co.(2)	1,000	16,504
Kinpo Electronics	138,000	112,069
Kinsus Interconnect Technology Corp.	37,000	365,617
KS Terminals, Inc.	5,000	8,032
Kuang Hong Arts Management, Inc.	3,000	13,862
Kung Long Batteries Industrial Co. Ltd.	1,000	4,011
Kung Sing Engineering Corp.(2)	54,000	44,846
Kuo Toong International Co. Ltd.	2,000	3,400
Kuo Yang Construction Co. Ltd.(2)	2,000	1,211
L&K Engineering Co. Ltd.	15,000	277,004
Lanner Electronics, Inc.	1,000	1,955
Largan Precision Co. Ltd.	3,000	240,448
Lelon Electronics Corp.	14,000	56,171
Lemtech Holdings Co. Ltd.	7,150	22,321
Leo Systems, Inc.	1,000	967
Li Peng Enterprise Co. Ltd.(2)	2,000	353
Lien Hwa Industrial Holdings Corp.	1,134	1,626
Lingsen Precision Industries Ltd.	1,000	905
Lion Travel Service Co. Ltd.	6,000	33,577
Lite-On Technology Corp.	5,000	27,292
Long Bon International Co. Ltd.(2)	5,000	2,399
Longchen Paper & Packaging Co. Ltd.(2)	3,000	946
Longwell Co.	1,000	7,141

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Lotes Co. Ltd.	5,000	$280,830
Lotus Pharmaceutical Co. Ltd.	12,000	106,753
Lumax International Corp. Ltd.	8,000	33,658
Lung Yen Life Service Corp.(2)	14,000	23,633
Macnica Anstek, Inc.	6,000	13,518
Macnica Galaxy, Inc.	1,000	2,720
Macronix International Co. Ltd.(2)	27,000	92,402
Makalot Industrial Co. Ltd.	11,020	112,369
Marketech International Corp.	10,000	96,355
Materials Analysis Technology, Inc.	7,000	48,452
MediaTek, Inc.	41,000	2,525,582
Mega Financial Holding Co. Ltd.	297,180	382,306
Mercuries & Associates Holding Ltd.(2)	23,000	12,117
Mercuries Life Insurance Co. Ltd.(2)	71,965	19,039
Merida Industry Co. Ltd.	4,000	9,560
Merry Electronics Co. Ltd.	5,000	15,034
Micro-Star International Co. Ltd.	7,000	20,913
Mildef Crete, Inc.	5,000	16,050
MIN AIK Technology Co. Ltd.	16,000	17,155
Mirle Automation Corp.	6,000	14,131
Mitac Holdings Corp.	28,600	71,882
momo.com, Inc.	2,100	12,873
Motech Industries, Inc.	10,000	10,460
MPI Corp.	1,000	92,555
MSSCORPS Co. Ltd.	4,000	36,115
My Humble House Hospitality Management Consulting	1,000	1,076
Namchow Holdings Co. Ltd.	10,000	12,217
Nan Pao Resins Chemical Co. Ltd.	1,000	10,455
Nan Ya Plastics Corp.	9,000	26,111
Nantex Industry Co. Ltd.	6,000	5,226
Nanya Technology Corp.(2)	45,000	399,463
Netronix, Inc.	8,000	27,002
Nexcom International Co. Ltd.	1,000	2,223
Nichidenbo Corp.	1,000	3,172
Nien Made Enterprise Co. Ltd.	11,000	140,844
Nova Technology Corp.	4,000	26,076
Novatek Microelectronics Corp.	6,000	74,920
O-Bank Co. Ltd.	81,000	25,366
Ocean Plastics Co. Ltd.	9,000	9,688
Optimax Technology Corp.	1,000	737
Orient Semiconductor Electronics Ltd.	18,000	32,847
Otsuka Information Technology Corp.	2,000	11,904
Pacific Construction Co.	3,000	867
Pan Jit International, Inc.	34,000	97,529
Pan-International Industrial Corp.	37,000	59,861
Pegatron Corp.	126,000	294,911
Pegavision Corp.	2,000	18,926
PharmaEngine, Inc.	9,000	18,682
PharmaEssentia Corp.	1,109	25,614
Phison Electronics Corp.	2,000	118,154
Phoenix Silicon International Corp.	18,000	106,454
Pixart Imaging, Inc.	5,000	32,479
Planet Technology Corp.	2,000	7,730

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Podak Co. Ltd.	1,050	$1,584
Pou Chen Corp.	76,000	75,216
Powerchip Semiconductor Manufacturing Corp.(2)	12,000	28,675
Powertech Technology, Inc.	78,000	633,420
Poya International Co. Ltd.	3,030	48,820
President Chain Store Corp.	23,000	164,722
President Securities Corp.	37,400	38,321
Primax Electronics Ltd.	36,000	93,611
Prince Housing & Development Corp.	7,000	1,851
Promate Electronic Co. Ltd.	17,999	26,722
Prosperity Dielectrics Co. Ltd.	11,000	25,583
Qisda Corp.	820	675
Quanta Computer, Inc.	76,000	697,467
Quanta Storage, Inc.	7,000	22,192
Radiant Opto-Electronics Corp.	14,000	54,428
Radium Life Tech Co. Ltd.(2)	39,000	13,674
Raydium Semiconductor Corp.	5,000	37,105
Realtek Semiconductor Corp.	19,000	290,794
Rechi Precision Co. Ltd.	17,000	14,078
Rich Development Co. Ltd.	8,240	2,115
Ritek Corp.(2)	15,000	6,918
Ruentex Development Co. Ltd.	31,000	29,211
Ruentex Engineering & Construction Co.	1,680	9,335
Ruentex Industries Ltd.	14,000	23,781
Run Long Construction Co. Ltd.	1,980	1,905
Sakura Development Co. Ltd.	24,000	37,501
San Fang Chemical Industry Co. Ltd.	9,000	10,111
San Far Property Ltd.	1,000	536
Sanyang Motor Co. Ltd.	3,000	5,737
Savior Lifetec Corp.	1,000	605
Scientech Corp.	1,000	11,694
SDI Corp.	1,000	2,730
Senao Networks, Inc.	2,000	9,041
Sercomm Corp.	15,000	39,494
Sesoda Corp.	20,000	23,191
Shanghai Commercial & Savings Bank Ltd.	101,000	129,032
ShenMao Technology, Inc.	1,000	3,792
Shih Her Technologies, Inc.	3,220	19,678
Shih Wei Navigation Co. Ltd.(2)	20,000	11,204
Shin Ruenn Development Co. Ltd.	13,560	19,188
Shin Zu Shing Co. Ltd.	1,000	6,519
Shining Building Business Co. Ltd.(2)	3,000	864
Shinkong Insurance Co. Ltd.	9,000	33,253
Shinkong Synthetic Fibers Corp.	30,000	14,844
Shiny Chemical Industrial Co. Ltd.	3,600	18,227
Shuttle, Inc.	1,000	510
Sigurd Microelectronics Corp.(2)	61,000	290,926
Silicon Integrated Systems Corp.	10,650	18,474
Simplo Technology Co. Ltd.	12,000	127,329
Sinbon Electronics Co. Ltd.	3,000	23,200
Sincere Navigation Corp.	19,000	20,407
Singatron Enterprise Co. Ltd.	1,000	1,213
Sino-American Silicon Products, Inc.(2)	50,000	186,734

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Sinon Corp.	12,000	$17,382
SinoPac Financial Holdings Co. Ltd.	538,799	568,357
Sinopower Semiconductor, Inc.	3,000	13,869
Sirtec International Co. Ltd.	1,000	814
Sitronix Technology Corp.	5,000	31,563
Siward Crystal Technology Co. Ltd.	1,000	956
Solar Applied Materials Technology Corp.	1,000	1,969
Speed Tech Corp.	9,000	10,437
Sporton International, Inc.	4,000	24,744
Sports Gear Co. Ltd.	5,000	15,921
St. Shine Optical Co. Ltd.	3,000	10,768
Standard Chemical & Pharmaceutical Co. Ltd.	1,000	2,096
Standard Foods Corp.	3,000	2,877
Stark Technology, Inc.	4,000	18,812
Starlux Airlines Co. Ltd.(2)	61,000	44,666
S-Tech Corp.	13,000	9,797
SunMax Biotechnology Co. Ltd.	1,000	12,477
Sunny Friend Environmental Technology Co. Ltd.	4,000	10,080
Sunonwealth Electric Machine Industry Co. Ltd.	27,000	130,423
Sunplus Innovation Technology, Inc.	2,053	8,365
Sunplus Technology Co. Ltd.(2)	1,000	734
Sunrex Technology Corp.	8,000	11,160
Sunspring Metal Corp.	9,000	6,399
Sunty Development Co. Ltd.	3,000	1,354
Superalloy Industrial Co. Ltd.	14,000	19,517
Supreme Electronics Co. Ltd.	82,000	189,590
Swancor Holding Co. Ltd.	6,000	23,147
Symtek Automation Asia Co. Ltd.	1,000	4,775
Syncmold Enterprise Corp.	4,000	9,220
Synnex Technology International Corp.	101,000	232,040
Syscom Computer Engineering Co.	1,000	1,700
TA Chen Stainless Pipe	74,281	87,472
Ta Ya Electric Wire & Cable	70,065	90,761
TA-I Technology Co. Ltd.	16,000	37,065
Taichung Commercial Bank Co. Ltd.	171,332	115,647
TaiDoc Technology Corp.(2)	1,000	3,973
Taiflex Scientific Co. Ltd.	7,045	21,616
Tainan Spinning Co. Ltd.	9,000	3,863
TaiSol Electronics Co. Ltd.	1,000	1,840
Taisun Enterprise Co. Ltd.	1,000	585
TAI-TECH Advanced Electronics Co. Ltd.	1,000	5,821
Taiwan Acceptance Corp.	21,000	49,573
Taiwan Business Bank	465,065	243,682
Taiwan Cogeneration Corp.	1,000	1,501
Taiwan Cooperative Financial Holding Co. Ltd.	333,874	254,877
Taiwan Fertilizer Co. Ltd.	7,000	10,466
Taiwan Fire & Marine Insurance Co. Ltd.	7,700	12,202
Taiwan FU Hsing Industrial Co. Ltd.	1,600	2,462
Taiwan Glass Industry Corp.(2)	3,000	5,773
Taiwan High Speed Rail Corp.	133,000	115,104
Taiwan Hon Chuan Enterprise Co. Ltd.	5,111	19,861
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	9,000	11,255
Taiwan Mask Corp.(2)	23,000	35,588

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Taiwan Mobile Co. Ltd.(2)	18,000	$61,872
Taiwan Navigation Co. Ltd.	19,000	18,922
Taiwan Paiho Ltd.	13,000	21,280
Taiwan Sakura Corp.	5,000	13,813
Taiwan Secom Co. Ltd.	8,000	27,105
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	80,477	30,145,075
Taiwan Surface Mounting Technology Corp.	11,000	35,525
Taiwan Takisawa Technology Co. Ltd.	1,000	1,256
Taiwan Union Technology Corp.	6,000	102,658
Tatung Co. Ltd.	19,950	23,770
Tatung System Technologies, Inc.	1,130	2,309
TBI Motion Technology Co. Ltd.(2)	8,000	13,115
TCC Group Holdings Co. Ltd.	94,000	79,153
TCI Co. Ltd.(2)	5,000	20,989
Team Group, Inc.	12,000	77,219
Teco Electric & Machinery Co. Ltd.	34,000	88,772
Test Research, Inc.	16,000	113,181
Thinking Electronic Industrial Co. Ltd.	9,000	53,962
Thye Ming Industrial Co. Ltd.	5,020	11,185
Tigerair Taiwan Co. Ltd.	9,000	18,350
Ton Yi Industrial Corp.	57,000	34,535
Tong Yang Industry Co. Ltd.	20,000	63,469
Tong-Tai Machine & Tool Co. Ltd.(2)	12,000	12,734
Top Bright Holding Co. Ltd.	3,000	27,638
Topco Scientific Co. Ltd.	10,000	110,628
Topkey Corp.	5,000	27,095
Topoint Technology Co. Ltd.	9,142	73,386
TPK Holding Co. Ltd.	7,000	9,521
Tripod Technology Corp.	34,000	419,977
Trusval Technology Co. Ltd.	1,074	9,170
TS Financial Holding Co. Ltd.	1,545,310	1,257,985
TS Financial Holding Co. Ltd., Preference Shares(2)	137,841	41,053
TSEC Corp.(2)	76,000	108,745
TSRC Corp.	17,000	11,078
Ttet Union Corp.	2,000	9,701
TTY Biopharm Co. Ltd.	1,000	2,689
Tung Ho Steel Enterprise Corp.	39,000	91,585
Tung Thih Electronic Co. Ltd.	5,200	8,513
TXC Corp.	10,000	29,218
TYC Brother Industrial Co. Ltd.	8,000	11,191
Tyntek Corp.	13,000	8,014
UDE Corp.	9,000	33,627
U-Ming Marine Transport Corp.	36,000	76,241
Unic Technology Corp.	1,000	1,003
Unimicron Technology Corp.	11,248	170,143
Union Bank of Taiwan	50,814	32,791
Union Insurance Co. Ltd.	1,000	988
Uni-President Enterprises Corp.	153,000	353,759
Unitech Printed Circuit Board Corp.	59,000	120,035
United Integrated Services Co. Ltd.	2,000	71,088
United Microelectronics Corp.	646,000	1,336,481
United Orthopedic Corp.	6,000	20,701
Univacco Technology, Inc.	1,000	1,532

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Universal Cement Corp.	4,080	$3,904
Universal Vision Biotechnology Co. Ltd.	3,000	13,090
Utechzone Co. Ltd.	6,000	22,498
Vanguard International Semiconductor Corp.	121,921	516,872
Viking Tech Corp.	12,000	24,219
Visco Vision, Inc.	2,000	12,079
Vizionfocus, Inc.	2,000	11,611
Voltronic Power Technology Corp.	1,000	29,411
Wafer Works Corp.(2)	37,000	42,515
Wah Lee Industrial Corp.	16,000	65,771
Walsin Lihwa Corp.	24,825	28,847
Walsin Technology Corp.	30,000	147,533
Walton Advanced Engineering, Inc.(1)	38,000	77,319
Wan Hai Lines Ltd.	46,000	112,431
We & Win Development Co. Ltd.(2)	1,000	333
We&Win Diversification Co. Ltd.	9,000	5,763
Weikeng Industrial Co. Ltd.	1,000	1,013
Well Shin Technology Co. Ltd.	1,000	1,654
Wendell Industrial Co. Ltd.	3,000	15,032
Wholetech System Hitech Ltd.	9,000	39,922
Win Semiconductors Corp.	14,000	148,321
Winbond Electronics Corp.(2)	162,000	616,329
Winstek Semiconductor Co. Ltd.	7,000	33,326
Wisdom Marine Lines Co. Ltd.	35,000	81,042
Wistron Corp.	138,000	589,553
Wiwynn Corp.	1,000	125,671
WNC Corp.	43,000	254,604
Wonderful Hi-Tech Co. Ltd.	12,000	19,430
Wowprime Corp.	6,000	41,974
WPG Holdings Ltd.	35,000	78,085
WT Microelectronics Co. Ltd.	68,000	396,310
WUS Printed Circuit Co. Ltd.	2,000	7,079
XinTec, Inc.	8,000	48,837
Xxentria Technology Materials Corp.	1,090	1,298
Yageo Corp.	8,776	82,207
Yang Ming Marine Transport Corp.	114,000	208,802
Yankey Engineering Co. Ltd.	7,150	155,019
Yem Chio Co. Ltd.	3,060	1,333
Yen Sun Technology Corp.	1,000	1,699
YFY, Inc.	44,000	36,193
Yieh Phui Enterprise Co. Ltd.(2)	38,040	17,753
Young Fast Optoelectronics Co. Ltd.(2)	1,000	1,949
Youngtek Electronics Corp.	1,000	2,404
Yuanta Financial Holding Co. Ltd.	477,184	743,622
Yuanta Futures Co. Ltd.	1,000	3,032
Yulon Motor Co. Ltd.	1,000	980
Yungshin Construction & Development Co. Ltd.	1,000	1,748
YungShin Global Holding Corp.	6,000	10,496
Zenitron Corp.	19,000	33,464
Zhen Ding Technology Holding Ltd.	82,000	542,132
Zig Sheng Industrial Co. Ltd.(2)	1,000	267
Zippy Technology Corp.	1,000	1,670
		78,971,831

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Thailand — 2.2%
Advanced Info Service PCL, NVDR	37,200	$454,573
AEON Thana Sinsap Thailand PCL, NVDR	4,400	13,868
Airports of Thailand PCL, NVDR	47,300	82,885
Amata Corp. PCL, NVDR	89,300	56,032
AP Thailand PCL, NVDR	171,900	50,860
Asia Aviation PCL, NVDR(2)	205,100	8,573
Asian Sea Corp. PCL, NVDR	43,100	10,536
Asset World Corp. PCL, NVDR	166,100	13,342
B Grimm Power PCL, NVDR	8,400	4,131
Bangchak Corp. PCL, NVDR	129,469	157,240
Bangkok Airways PCL, NVDR	53,600	30,826
Bangkok Chain Hospital PCL, NVDR	61,600	21,706
Bangkok Dusit Medical Services PCL, NVDR	283,500	197,420
Bangkok Expressway & Metro PCL, NVDR	543,300	110,059
Bangkok Life Assurance PCL, NVDR	30,900	21,274
Banpu PCL, NVDR	868,900	159,259
BCPG PCL, NVDR	136,200	35,413
BTS Group Holdings PCL, NVDR(2)	197,300	15,098
Bumrungrad Hospital PCL, NVDR	11,000	75,194
Cal-Comp Electronics Thailand PCL, NVDR	138,200	24,808
Carabao Group PCL, NVDR	23,700	34,654
Central Pattana PCL, NVDR	80,600	181,245
Central Plaza Hotel PCL, NVDR	17,700	22,883
Central Retail Corp. PCL, NVDR	76,400	50,773
CH Karnchang PCL, NVDR	13,900	7,868
Charoen Pokphand Foods PCL, NVDR	324,200	218,789
Chularat Hospital PCL, NVDR	332,800	17,626
CK Power PCL, NVDR	76,200	6,172
Com7 PCL, NVDR	118,000	91,510
CP ALL PCL, NVDR	76,200	126,869
CP Axtra PCL, NVDR	8,339	4,508
Delta Electronics Thailand PCL, NVDR	52,200	467,494
Dohome PCL, NVDR	14,095	1,762
Electricity Generating PCL, NVDR	12,300	48,900
Erawan Group PCL, NVDR	155,700	16,003
GFPT PCL, NVDR	36,700	11,510
Global Power Synergy PCL, NVDR	50,500	70,507
Gulf Development PCL, NVDR(2)	61,349	122,314
Gunkul Engineering PCL, NVDR	404,700	32,275
Hana Microelectronics PCL, NVDR	104,600	61,101
Home Product Center PCL, NVDR	493,000	117,256
Ichitan Group PCL, NVDR	52,400	24,940
Indorama Ventures PCL, NVDR	73,700	54,293
IRPC PCL, NVDR(2)	687,300	31,394
Jasmine International PCL, NVDR(2)	13,600	577
Jaymart Group Holdings PCL, NVDR	54,600	13,804
Karmarts PCL, NVDR	14,200	4,199
Kasikornbank PCL, NVDR	20,600	133,167
KCE Electronics PCL, NVDR	61,700	38,596
Kiatnakin Phatra Bank PCL, NVDR	4,600	11,499
Krung Thai Bank PCL, NVDR	157,500	173,437
Krungthai Card PCL, NVDR	32,000	34,191

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Land & Houses PCL, NVDR	76,300	$10,691
Major Cineplex Group PCL, NVDR	48,400	12,465
Malee Group PCL, NVDR	8,400	1,269
MBK PCL, NVDR	48,200	31,778
MC Group PCL, NVDR	23,100	8,840
Mega Lifesciences PCL, NVDR	30,900	37,804
Minor International PCL, NVDR	297,900	249,109
MK Restaurants Group PCL, NVDR	4,100	2,934
Muangthai Capital PCL, NVDR	55,000	65,357
Nex Point Parts PCL, NVDR(2)	781,100	29,136
Osotspa PCL, NVDR	52,300	28,888
Plan B Media PCL, NVDR	57,400	8,797
Praram 9 Hospital PCL, NVDR	23,200	14,466
Precious Shipping PCL, NVDR	95,800	23,860
PRG Corp. PCL, NVDR	2,000	605
Prima Marine PCL, NVDR	155,600	39,254
PTG Energy PCL, NVDR	208,400	67,011
PTT Exploration & Production PCL, NVDR	55,800	246,815
PTT Global Chemical PCL, NVDR	166,100	150,793
PTT Oil & Retail Business PCL, NVDR	95,900	41,294
PTT PCL, NVDR	338,800	403,220
Quality Houses PCL, NVDR	436,700	21,491
R&B Food Supply PCL, NVDR	8,500	968
Ratch Group PCL, NVDR	42,200	42,078
Regional Container Lines PCL, NVDR	63,700	62,976
Rojana Industrial Park PCL, NVDR	101,200	16,920
Sabina PCL, NVDR	1,900	1,039
Samart Corp. PCL, NVDR	107,900	22,742
Sansiri PCL, NVDR	721,600	36,204
Sappe PCL, NVDR	4,600	5,064
SCB X PCL, NVDR	13,500	64,458
Siam Cement PCL, NVDR	21,900	158,448
Siam Global House PCL, NVDR	29,482	7,357
SiS Distribution Thailand PCL, NVDR	14,200	10,855
SISB PCL, NVDR	14,200	5,797
Somboon Advance Technology PCL, NVDR	14,200	7,533
Sri Trang Agro-Industry PCL, NVDR	56,100	26,487
Srisawad Corp. PCL, NVDR	47,360	43,765
Star Petroleum Refining PCL, NVDR	199,900	48,975
Stecon Group PCL, NVDR(2)	105,500	44,095
Supalai PCL, NVDR	103,000	58,967
Susco PCL, NVDR	28,200	1,995
SVI PCL, NVDR	131,600	31,101
Taokaenoi Food & Marketing PCL, Class R, NVDR	17,400	2,474
Thai Oil PCL, NVDR	70,200	123,824
Thai Union Group PCL, NVDR	195,500	77,911
Thaicom PCL, NVDR(2)	48,400	18,350
Thaifoods Group PCL, NVDR	135,800	28,382
Thanachart Capital PCL, NVDR	4,400	8,600
Thoresen Thai Agencies PCL, NVDR	215,400	34,645
TIDLOR Holdings PCL, NVDR	144,878	92,738
Tipco Asphalt PCL, NVDR	48,400	21,657
Tisco Financial Group PCL, NVDR	4,400	16,204

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
TMBThanachart Bank PCL, NVDR	831,400	$63,079
TOA Paint Thailand PCL, NVDR	36,700	18,681
True Corp. PCL, NVDR	391,958	182,666
TTW PCL, NVDR	8,400	2,540
VGI PCL, NVDR	310,800	11,717
WHA Corp. PCL, NVDR	117,900	16,521
Xspring Capital PCL, NVDR(2)	169,000	2,770
		6,691,673
Turkey — 1.1%
Afyon Cimento Sanayi TAS	5,279	1,748
AG Anadolu Grubu Holding AS	12,674	9,753
Agesa Hayat ve Emeklilik AS	826	4,245
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS(2)	51,578	29,218
Akbank TAS	131,794	270,990
Akcansa Cimento AS	430	2,059
Akenerji Elektrik Uretim AS(2)	11,538	2,767
Akfen Yenilenebilir Enerji AS(2)	44,369	18,057
Aksa Akrilik Kimya Sanayii AS	76,047	17,641
Aksa Enerji Uretim AS(2)	23,770	36,365
Aksigorta AS(2)	29,295	5,022
Alarko Holding AS	14,423	33,680
Albaraka Turk Katilim Bankasi AS	189,513	39,530
Alkim Alkali Kimya AS(2)	918	366
Anadolu Anonim Turk Sigorta Sirketi	47,796	28,279
Anadolu Efes Biracilik Ve Malt Sanayii AS	69,881	30,216
Anadolu Hayat Emeklilik AS	8,924	22,811
Anel Elektrik Proje Taahhut ve Ticaret AS(2)	1,057	356
Aselsan Elektronik Sanayi Ve Ticaret AS	24,761	181,606
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	12,638	54,079
Aygaz AS	2,019	11,297
Baticim Bati Anadolu Cimento Sanayii AS(2)	9,290	1,143
BatiSoke Soke Cimento Sanayii TAS(2)	19,267	12,787
Bera Holding AS(2)	91,738	36,031
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(2)	1,156	40
Besler Gida Ve Kimya Sanayi Ve Ticaret AS(2)	13,539	4,537
BIM Birlesik Magazalar AS	7,576	115,391
Biotrend Cevre VE Enerji Yatirimlari AS(2)	3,038	1,129
Bizim Toptan Satis Magazalari AS(2)	396	261
Bogazici Beton Sanayi Ve Ticaret AS	2,153	1,007
Bursa Cimento Fabrikasi AS	117,697	16,980
Cemas Dokum Sanayi AS(2)	3,404	386
Cemtas Celik Makina Sanayi Ve Ticaret AS	28,169	7,042
Cimbeton Hazirbeton ve Prefabrik Yapi Elemanlari Sanayi ve Ticaret AS(2)	7	296
Cimsa Cimento Sanayi VE Ticaret AS	3,102	3,616
Coca-Cola Icecek AS	29,658	48,156
CW Enerji Muhendislik Ticaret VE Sanayi AS(2)	1,407	977
Dogan Sirketler Grubu Holding AS	101,107	46,372
Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS(2)	3,977	417
Dogus Otomotiv Servis ve Ticaret AS	7,333	36,465
EGE Endustri VE Ticaret AS	1	150
EGE Gubre Sanayii AS	13,115	27,112
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	6,140	16,070
Enerjisa Enerji AS	4,020	9,832

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Enerya Enerji AS	257,731	$58,822
Eregli Demir ve Celik Fabrikalari TAS	90,773	67,622
Escar Turizm Tasimacilik Ticaret AS	5,036	3,038
Esenboga Elektrik Uretim AS(2)	119,064	10,443
Europap Tezol Kagit Sanayi VE Ticaret AS	4,799	1,638
Europen Endustri Insaat Sanayi VE Ticaret AS(2)	197,881	22,646
Fenerbahce Futbol AS(2)	27,695	1,991
Ford Otomotiv Sanayi AS	8,989	23,755
Gelecek Varlik Yonetimi AS	916	1,510
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	21,846	3,881
Gezinomi Seyahat Turizm Ticaret AS(2)	2,231	2,823
Gipta Ofis Kirtasiye VE Promosyon Urunleri Imalat Sanayi AS	8,286	10,585
Girsim Elektrik Sanayi Taahut Ve Ticaret AS(2)	674	707
Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	6,335	3,147
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	925	7,375
Gozde Girisim Sermayesi Yatirim Ortakligi AS(2)	3,634	2,102
GSD Holding AS(2)	5,205	543
Gubre Fabrikalari TAS(2)	3,987	48,362
GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	617	5,092
Haci Omer Sabanci Holding AS	46,270	106,352
Hareket Proje Tasimaciligi Ve Yuk Muhendisligi AS(2)	8,197	13,381
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS(2)	9,131	1,646
Is Finansal Kiralama AS(2)	43,321	21,092
Is Yatirim Menkul Degerler AS	24,462	26,854
Isiklar Enerji ve Yapi Holding AS(2)	19,816	37,544
Jantsa Jant Sanayi Ve Ticaret AS	8,909	3,759
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	1,557	1,418
Katilimevim Tasarruf Finansman AS	28,208	25,823
Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS(2)	60,730	3,860
Kervan Gida Sanayi Ve Ticaret AS(2)	17,695	1,262
KOC Holding AS	21,145	96,190
Kocaer Celik Sanayi Ve Ticaret AS	55,559	13,946
Konya Cimento Sanayii AS(2)	4	396
Kordsa Teknik Tekstil AS(2)	536	637
LDR Turizm AS	6,580	12,680
Logo Yazilim Sanayi Ve Ticaret AS	10,341	32,584
Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	4,236	1,600
Marmara Holding AS(2)	142,867	8,173
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	28,791	29,784
Menderes Tekstil Sanayi ve Ticaret AS(2)	2,593	890
MIA Teknoloji AS(2)	3,384	2,892
MLP Saglik Hizmetleri AS(2)	2,249	22,458
Naturel Yenilenebilir Enerji Ticaret AS	2,995	546
Naturelgaz Sanayi ve Ticaret AS	3,031	788
NET Holding AS(2)	25,548	26,589
Nuh Cimento Sanayi AS	340	2,104
ODAS Elektrik Uretim ve Sanayi Ticaret AS(2)	160,383	21,502
Orge Enerji Elektrik Taahhut AS(2)	1,287	2,062
Osmanli Yatirim Menkul Degerler AS	1,932	364
Oyak Cimento Fabrikalari AS	29,179	16,301
Ozata Denizcilik Sanayi VE Ticaret AS(2)	4,061	18,349
Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	414	500
Papilon Savunma-Guvenlik Sistemleri Bilisim Muhendislik Hizmetleri Ithalat(2)	2,387	1,035

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Pegasus Hava Tasimaciligi AS(2)	14,084	$63,094
Petkim Petrokimya Holding AS(2)	26,618	10,489
Pinar Entegre Et ve Un Sanayi AS(2)	6,430	1,725
Pinar SUT Mamulleri Sanayii AS(2)	1,401	354
Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	546	277
Polisan Holding AS	47,890	17,541
Ral Yatirim Holding AS(2)	14,699	52,333
Reysas Tasimacilik ve Lojistik Ticaret AS(2)	63,269	28,792
Sasa Polyester Sanayi AS(2)	150,937	8,478
Segmen Kardesler Gida Uretim Ve Ambalaj Sanayi AS/Turkey	16,944	18,330
Sekerbank Turk AS	133,689	37,197
Selcuk Ecza Deposu Ticaret ve Sanayi AS	7,388	14,300
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS(2)	6,270	1,054
Sok Marketler Ticaret AS(2)	8,757	12,738
TAB Gida Sanayi Ve Ticaret AS, Class A	1,719	10,192
Tatlipinar Enerji Uretim AS(2)	86,813	17,852
TAV Havalimanlari Holding AS(2)	6,451	45,410
Tekfen Holding AS	21,060	34,454
Teknosa Ic Ve Dis Ticaret AS(2)	1,526	785
Tofas Turk Otomobil Fabrikasi AS	2,392	17,349
Trust Anadolu Metal Madencilik Isletmeleri AS(2)	7,930	30,494
Tukas Gida Sanayi ve Ticaret AS(2)	49,660	2,752
Turcas Holding AS	20,846	22,548
Turk Hava Yollari AO	20,250	141,941
Turkcell Iletisim Hizmetleri AS, ADR	20,574	138,669
Turkiye Is Bankasi AS, C Shares	313,694	120,997
Turkiye Petrol Rafinerileri AS	25,966	129,318
Turkiye Sigorta AS	97,298	27,043
Turkiye Sinai Kalkinma Bankasi AS(2)	116,528	34,475
Turkiye Sise ve Cam Fabrikalari AS	66,442	67,976
Turkiye Vakiflar Bankasi TAO, D Shares(2)	90,594	84,889
Ulker Biskuvi Sanayi AS	12,601	35,448
Usak Seramik Sanayii AS(2)	52,338	1,969
Vakif Finansal Kiralama AS(2)	45,628	2,048
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	4,076	7,273
Vestel Beyaz Esya Sanayi ve Ticaret AS	12,871	2,360
Vestel Elektronik Sanayi ve Ticaret AS(2)	8,659	5,957
Yapi ve Kredi Bankasi AS(2)	158,882	156,929
YEO Teknoloji Enerji VE Endustri AS(2)	3,633	3,352
Yigit Aku Malzemeleri Nakliyat Turizm Ins San Ve Tic AS(2)	11,083	6,008
Zorlu Enerji Elektrik Uretim AS(2)	127,317	9,769
		3,442,684
United Arab Emirates — 1.8%
Abu Dhabi Commercial Bank PJSC	40,378	166,631
Abu Dhabi Islamic Bank PJSC	28,947	201,009
Abu Dhabi National Oil Co. for Distribution PJSC	170,487	185,546
ADNOC Drilling Co. PJSC	93,792	130,703
Adnoc Gas PLC	125,626	116,263
ADNOC Logistics & Services	103,604	154,456
Agility Global PLC	397,793	149,343
Air Arabia PJSC	225,431	332,140
Aldar Properties PJSC	67,302	197,897
Deyaar Development PJSC	87,708	24,563
Dubai Electricity & Water Authority PJSC	248,831	203,333
Dubai Investments PJSC	159,629	174,391

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Dubai Islamic Bank PJSC	68,940	$155,706
Dubai Taxi Co. PJSC	47,185	34,625
Emaar Development PJSC	60,322	317,773
Emaar Properties PJSC	192,177	848,157
Emirates NBD Bank PJSC	64,064	575,635
Emirates Telecommunications Group Co. PJSC	84,058	464,277
Eshraq Investments PJSC(2)	144,890	18,745
First Abu Dhabi Bank PJSC	60,284	321,912
GFH Financial Group BSC	391,286	222,539
Parkin Co. PJSC	30,779	49,395
RAK Properties PJSC(2)	125,235	47,728
Salik Co. PJSC	126,330	220,218
Sharjah Islamic Bank	136,835	139,766
Union Properties PJSC(2)	211,984	52,268
		5,505,019
United Kingdom — 0.1%
Metlen Energy & Metals PLC(1)(2)	1,040	44,143
Metlen Energy & Metals PLC(1)(2)	3,129	131,228
		175,371
TOTAL COMMON STOCKS (Cost $227,788,591)		301,693,886
WARRANTS — 0.0%
Malaysia — 0.0%
AirAsia X Bhd.(2)	11,050	2,826
Berjaya Corp. Bhd.(2)	67,815	1,220
Dagang NeXchange Bhd.(2)	11,266	434
NEXG Bhd.(2)	7,850	242
Supermax Corp. Bhd.(2)	3,204	58
Top Glove Corp. Bhd.(2)	2,755	99
VS Industry Bhd.(2)	3,600	5
YTL Corp. Bhd.(2)	5,220	844
YTL Power International Bhd.(2)	8,900	1,950
		7,678
Thailand — 0.0%
Jasmine International PCL, NVDR(2)	27,350	281
Northeast Rubber PCL, NVDR(2)	317	—
		281
TOTAL WARRANTS (Cost $—)		7,959
RIGHTS — 0.0%
Brazil — 0.0%
Hypera SA(2)	747	300
South Korea — 0.0%
Tway Air Co. Ltd.(2)	1,066	121
TOTAL RIGHTS (Cost $—)		421
SHORT-TERM INVESTMENTS — 2.6%
Money Market Funds — 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,639,325	4,639,325
State Street Navigator Securities Lending Government Money Market Portfolio(3)	3,194,321	3,194,321
TOTAL SHORT-TERM INVESTMENTS (Cost $7,833,646)		7,833,646
TOTAL INVESTMENT SECURITIES — 102.4% (Cost $235,622,237)		309,535,912
OTHER ASSETS AND LIABILITIES — (2.4)%		(7,154,581)
TOTAL NET ASSETS — 100.0%		$302,381,331

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	33.2%
Financials	22.3%
Industrials	9.6%
Materials	9.6%
Consumer Discretionary	6.3%
Energy	4.7%
Consumer Staples	3.6%
Communication Services	3.6%
Utilities	2.8%
Health Care	2.3%
Real Estate	1.8%
Short-Term Investments	2.6%
Other Assets and Liabilities	(2.4)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
BDR	–	Brazilian Depository Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,788,343. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,934,825, which includes securities collateral of $740,504.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$12,459,269	$7,554,914	—
Chile	784,433	1,849,727	—
Colombia	318,383	418,469	—
India	4,000,325	47,971,327	—
Indonesia	528,389	5,392,496	—
Mexico	2,399,732	7,223,725	—
Peru	2,162,773	—	—
Philippines	110,293	1,678,060	—
South Africa	3,929,878	15,341,549	—
South Korea	2,907,655	62,235,479	—
Taiwan	33,013,402	45,958,429	—
Turkey	138,669	3,304,015	—
Other Countries	—	40,012,495	—
Warrants	—	7,959	—
Rights	—	421	—
Short-Term Investments	7,833,646	—	—
	$70,586,847	$238,949,065	—

See Notes to Financial Statements.

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.8%
Brazil — 5.7%
Allos SA	41,900	$266,774
Alpargatas SA, Preference Shares	19,200	56,928
Alupar Investimento SA	3,200	22,297
Ambipar Participacoes e Empreendimentos SA(1)	26,000	1,217
Anima Holding SA	14,900	14,765
Armac Locacao Logistica E Servicos SA	3,100	3,580
Auren Energia SA	37,800	87,818
Automob Participacoes SA(1)	278	709
Azzas 2154 SA	13,992	71,291
Banco ABC Brasil SA(1)	429	2,252
Banco ABC Brasil SA, Preference Shares	6,502	34,473
Banco BMG SA, Preference Shares	14,900	14,707
Banco BTG Pactual SA	2,070	24,821
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	19,300	69,949
Bemobi Mobile Tech SA	4,000	18,750
Blau Farmaceutica SA	520	1,099
Boa Safra Sementes SA	4,404	6,924
BR Advisory Partners Participacoes SA	9,400	35,554
BrasilAgro - Co. Brasileira de Propriedades Agricolas	3,000	12,453
Braskem SA, Class A, ADR(1)	3,204	12,271
Brava Energia(1)	49,786	181,799
C&A Modas SA	16,100	40,639
Camil Alimentos SA	6,000	8,041
Cia Brasileira de Aluminio(1)	21,700	43,091
Cia Brasileira de Distribuicao(1)	24,300	14,789
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	15,600	25,561
Cia de Saneamento de Minas Gerais Copasa MG	28,900	307,519
Cia De Sanena Do Parana	3,400	29,871
Cia De Sanena Do Parana, Preference Shares	128,800	215,818
Cia Siderurgica Nacional SA, ADR(1)	77,857	130,800
Construtora Tenda SA	4,400	25,946
Cruzeiro do Sul Educacional SA	10,500	13,723
Cury Construtora e Incorporadora SA	23,800	180,595
CVC Brasil Operadora e Agencia de Viagens SA(1)	54,300	24,150
Cyrela Brazil Realty SA Empreendimentos e Participacoes	37,300	224,462
Cyrela Brazil Realty SA Empreendimentos e Participacoes, Preference Shares(1)	4,986	28,351
Desktop SA	400	1,041
Dexco SA	44,464	47,270
Direcional Engenharia SA	14,800	47,317
EcoRodovias Infraestrutura e Logistica SA	43,200	90,251
Empreendimentos Pague Menos SA	10,900	14,798
Even Construtora e Incorporadora SA	10,100	16,510
Ez Tec Empreendimentos e Participacoes SA	9,536	29,204
Fleury SA	18,900	62,343
Grendene SA	30,200	29,985
Grupo Multi SA	5,800	1,516
Grupo SBF SA	9,100	22,331
Guararapes Confeccoes SA	800	1,570
Hidrovias do Brasil SA(1)	64,520	51,601
Hypera SA	9,700	43,897

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Iguatemi SA	18,400	$104,589
Iochpe Maxion SA	12,700	26,012
IRB-Brasil Resseguros SA(1)	5,300	64,078
Isa Energia Brasil SA, Preference Shares	27,600	153,761
Jalles Machado SA(1)	5,600	3,288
JHSF Participacoes SA	39,900	77,364
JSL SA	10,700	16,426
Kepler Weber SA	13,300	25,087
Lavvi Empreendimentos Imobiliarios SA	7,800	27,996
LOG Commercial Properties e Participacoes SA	2,200	12,196
Log-in Logistica Intermodal SA(1)	400	2,499
Lojas Quero-Quero SA(1)	13,000	5,477
Lojas Renner SA	94,700	289,651
M Dias Branco SA	3,300	14,979
Magazine Luiza SA	33,264	60,993
Mahle Metal Leve SA	5,300	37,332
Marcopolo SA	21,890	27,926
Marcopolo SA, Preference Shares	87,560	118,193
MBRF Global Foods Co. SA	52,100	210,372
Meliuz SA(1)	9,200	6,084
Metalurgica Gerdau SA, Preference Shares	107,798	195,767
Mills Locacao Servicos e Logistica SA	7,500	22,076
Minerva SA	44,100	44,904
Moura Dubeux Engenharia SA	6,200	39,934
Movida Participacoes SA	18,800	54,092
MRV Engenharia e Participacoes SA(1)	36,900	73,706
Multiplan Empreendimentos Imobiliarios SA	36,600	250,735
Natura Cosmeticos SA(1)	12,500	22,237
Oceanpact Servicos Maritimos SA(1)	11,100	20,764
Odontoprev SA	25,600	72,957
Orizon Valorizacao de Residuos SA(1)	2,200	32,130
Pagseguro Digital Ltd., Class A	22,899	242,958
Patria Investments Ltd., Class A(2)	6,692	87,799
PBG SA(1)	1,400	882
Petroreconcavo SA	9,200	22,217
Plano & Plano Desenvolvimento Imobiliario SA	3,700	11,057
Positivo Tecnologia SA	8,200	6,478
Priner Servicos Industriais SA	400	1,701
Qualicorp Consultoria e Corretora de Seguros SA	700	288
Raizen SA, Preference Shares(1)	66,200	8,135
Randoncorp SA, Preference Shares	6,800	8,847
Romi SA	315	504
Sao Martinho SA	12,100	42,414
Schulz SA, Preference Shares	1,900	2,090
Ser Educacional SA	6,600	15,925
Simpar SA	15,950	39,544
SLC Agricola SA	11,925	38,335
Smartfit Escola de Ginastica e Danca SA	62,388	246,437
SYN prop e tech SA	1,900	1,779
Taurus Armas SA, Preference Shares	1,870	2,127
Tegma Gestao Logistica SA	1,300	10,001
Track & Field Co. SA, Preference Shares	5,600	19,084
Transmissora Alianca de Energia Eletrica SA	30,700	263,194

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Tres Tentos Agroindustrial SA	8,000	$26,747
Trisul SA	12,480	18,161
Tupy SA(1)	6,400	16,916
Uniao Pet Participacoes SA(1)	19,200	11,348
Unipar Carbocloro SA, Class B Preference Shares	2,540	35,119
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares(1)	44,200	60,526
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	5,400	22,837
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	47,700	41,312
Vitru Brasil Empreendimentos Participacoes e Comercio SA	10,800	31,242
Vittia SA	550	439
Vivara Participacoes SA	7,900	48,465
Vulcabras SA	8,468	31,517
Wiz Co.	500	903
YDUQS Participacoes SA	25,500	66,305
Zamp SA(1)	1,900	1,297
		6,311,956
Chile — 0.7%
CAP SA(1)	5,947	48,445
Cia Cervecerias Unidas SA, ADR(2)	6,461	86,190
Cia Sud Americana de Vapores SA	1,584,102	86,002
Empresa Nacional de Telecomunicaciones SA	28,592	127,637
Engie Energia Chile SA	51,143	87,676
Parque Arauco SA	40,046	190,120
Ripley Corp. SA	100,752	50,584
SMU SA	304,666	53,766
Vina Concha y Toro SA	43,942	47,070
		777,490
China — 18.2%
361 Degrees International Ltd.	58,000	41,815
3SBio, Inc.(1)	80,000	225,517
AAC Technologies Holdings, Inc.	51,000	242,422
Acotec Scientific Holdings Ltd.(1)	3,000	4,788
Adicon Holdings Ltd.(1)(2)	16,500	10,823
Agile Group Holdings Ltd.(1)	102,000	3,769
Agora, Inc., ADR(1)	396	1,849
AK Medical Holdings Ltd.	34,000	27,940
A-Living Smart City Services Co. Ltd.	47,000	13,138
Alphamab Oncology(1)	36,000	40,104
Angelalign Technology, Inc.(2)	3,400	32,699
Anhui Expressway Co. Ltd., H Shares(2)	18,000	31,798
Anton Oilfield Services Group	114,000	18,061
Art Group Holdings Ltd.(1)	110,000	28,204
AsiaInfo Technologies Ltd.(2)	18,400	17,039
Atour Lifestyle Holdings Ltd., ADR	3,392	133,204
ATRenew, Inc., ADR(1)	7,246	41,954
Autohome, Inc., ADR	6,117	117,324
BAIC Motor Corp. Ltd., H Shares(1)	134,000	31,094
Bairong, Inc.(1)	36,500	44,649
Bank of Chongqing Co. Ltd., H Shares	46,000	44,947
Bank of Zhengzhou Co. Ltd., Class H	102,000	14,594
BBMG Corp., H Shares(2)	107,000	11,610
Beauty Farm Medical & Health Industry, Inc.	6,000	20,155
Beijing Capital International Airport Co. Ltd., H Shares(1)	86,000	25,677

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares	9,000	$15,693
Beijing Enterprises Holdings Ltd.	16,500	74,208
Beijing Jingneng Clean Energy Co. Ltd., H Shares	76,000	23,004
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	19,000	21,035
Binjiang Service Group Co. Ltd.	4,000	11,541
BOE Varitronix Ltd.	14,000	8,212
Brilliance China Automotive Holdings Ltd.(2)	340,000	180,762
C&D International Investment Group Ltd.	131,406	254,096
CALB Group Co. Ltd.(1)(2)	8,500	28,099
Canggang Railway Ltd.(2)	16,000	1,267
Central China Securities Co. Ltd., Class H(2)	43,000	11,465
Cheerwin Group Ltd.	19,000	5,723
Chervon Holdings Ltd.	10,300	32,121
China Beststudy Education Group	32,000	13,979
China BlueChemical Ltd., H Shares	122,000	45,466
China Chunlai Education Group Co. Ltd.(1)	2,000	706
China Cinda Asset Management Co. Ltd., H Shares(2)	399,000	64,074
China Communications Services Corp. Ltd., H Shares	390,000	221,392
China Conch Environment Protection Holdings Ltd.(1)	10,500	748
China Conch Venture Holdings Ltd.	224,500	380,665
China Datang Corp. Renewable Power Co. Ltd., H Shares	136,000	33,149
China East Education Holdings Ltd.(1)	72,500	60,148
China Education Group Holdings Ltd.(1)	175,061	64,554
China Everbright Environment Group Ltd.	622,000	407,060
China Everbright Ltd.(2)	80,000	89,799
China Feihe Ltd.	177,000	85,850
China Foods Ltd.	138,000	70,971
China Gas Holdings Ltd.	195,400	202,156
China Hanking Holdings Ltd.	37,000	19,338
China High Speed Transmission Equipment Group Co. Ltd.(1)	3,000	788
China Isotope & Radiation Corp.	5,800	15,349
China Kepei Education Group Ltd.	14,000	2,393
China Lesso Group Holdings Ltd.	52,000	45,378
China Literature Ltd.(1)(2)	19,600	78,965
China Medical System Holdings Ltd.	129,000	239,765
China Meidong Auto Holdings Ltd.(2)	28,000	5,905
China Modern Dairy Holdings Ltd.(2)	178,000	32,238
China National Building Material Co. Ltd., H Shares	269,082	233,304
China New Higher Education Group Ltd.(1)	94,000	10,564
China Nonferrous Mining Corp. Ltd.(2)	100,000	191,140
China Oriental Group Co. Ltd.	102,000	20,303
China Power International Development Ltd.	245,000	102,619
China Qinfa Group Ltd.	74,000	35,408
China Resources Beverage Holdings Co. Ltd.(2)	22,400	28,744
China Resources Building Materials Technology Holdings Ltd.	326,000	78,174
China Resources Medical Holdings Co. Ltd.(2)	44,000	17,240
China Resources Pharmaceutical Group Ltd.	243,500	141,528
China Risun Group Ltd.(2)	97,000	31,395
China Sanjiang Fine Chemicals Co. Ltd.(1)	53,000	32,981
China Shineway Pharmaceutical Group Ltd.	21,000	25,145
China Silver Group Ltd.(1)	202,000	16,249
China Taiping Insurance Holdings Co. Ltd.	105,000	305,752
China Tobacco International HK Co. Ltd.	16,000	88,503

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
China Traditional Chinese Medicine Holdings Co. Ltd.	216,000	$55,726
China Travel International Investment Hong Kong Ltd.(1)(2)	172,000	29,171
China Water Affairs Group Ltd.(2)	98,000	65,664
China XLX Fertiliser Ltd.	53,000	80,136
China Yongda Automobiles Services Holdings Ltd.	67,500	13,109
China Youran Dairy Group Ltd.(1)(2)	108,000	69,649
China Yuchai International Ltd.	1,204	60,537
China Yuhua Education Corp. Ltd.(1)	206,000	14,183
Chongqing Machinery & Electric Co. Ltd., Class H	94,000	44,066
CIFI Holdings Group Co. Ltd.(1)	192,000	2,105
CIMC Enric Holdings Ltd.	74,000	120,891
Cirrus Aircraft Ltd.	5,200	41,243
CMGE Technology Group Ltd.(1)	50,000	2,199
COFCO Joycome Foods Ltd.(1)(2)	203,000	40,157
Concord New Energy Group Ltd.(2)	220,000	8,311
Consun Pharmaceutical Group Ltd.	63,000	144,845
COSCO SHIPPING International Hong Kong Co. Ltd.	30,000	29,760
COSCO SHIPPING Ports Ltd.	81,066	67,179
Country Garden Services Holdings Co. Ltd.	267,000	215,140
CSSC Hong Kong Shipping Co. Ltd.(2)	224,000	72,041
Damai Entertainment Holdings Ltd.(1)(2)	690,000	71,934
Daqo New Energy Corp., ADR(1)	1,824	43,995
Digital China Holdings Ltd.(2)	28,000	9,500
Dingdang Health Technology Group Ltd.(1)	12,000	1,266
DingDong Cayman Ltd., ADR(1)	3,694	10,491
Dongfeng Motor Group Co. Ltd., Class H(1)	84,000	105,084
Dongyue Group Ltd.	97,000	173,589
DouYu International Holdings Ltd., ADR(1)	1,351	7,133
DPC Dash Ltd.(1)	9,200	75,242
Dynagreen Environmental Protection Group Co. Ltd., H Shares	26,000	18,451
East Buy Holding Ltd.(1)(2)	34,000	110,362
Edianyun Ltd., Class H(1)	1,000	327
Essex Bio-technology Ltd.	17,000	9,171
Ever Sunshine Services Group Ltd.	102,000	23,176
Everest Medicines Ltd.(1)(2)	14,000	67,791
Evergrande Property Services Group Ltd.(1)	477,000	70,546
Fangzhou, Inc.(1)	19,000	5,533
Fenbi Ltd.(1)(2)	34,000	6,542
FIH Mobile Ltd.(1)	13,900	39,177
FinVolution Group, ADR	6,600	37,092
First Tractor Co. Ltd., H Shares	20,000	25,438
Fosun International Ltd.	311,000	153,556
Fu Shou Yuan International Group Ltd.(2)	68,000	23,012
Fufeng Group Ltd.	77,000	79,971
Gaotu Techedu, Inc., ADR(1)	3,275	7,172
GCL Technology Holdings Ltd.(1)(2)	2,489,000	380,567
GDS Holdings Ltd., Class A(1)(2)	68,600	355,378
Gemdale Properties & Investment Corp. Ltd.(1)(2)	244,000	4,858
Genertec Universal Medical Group Co. Ltd.	118,000	92,170
Genscript Biotech Corp.(1)	82,000	124,962
Giant Biogene Holding Co. Ltd.(2)	13,400	54,556
Global New Material International Holdings Ltd.(1)(2)	124,000	133,467
Goodbaby International Holdings Ltd.	44,000	5,939

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Grand Pharmaceutical Group Ltd.(2)	154,500	$154,729
Greentown China Holdings Ltd.(2)	64,500	86,112
Greentown Management Holdings Co. Ltd.(2)	27,000	9,741
Guangshen Railway Co. Ltd., Class H	100,000	27,969
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	68,800	4,819
Guoquan Food Shanghai Co. Ltd.	75,200	39,252
Gushengtang Holdings Ltd.	7,400	26,106
Haichang Ocean Park Holdings Ltd.(1)(2)	189,000	12,822
Haina Intelligent Equipment International Holdings Ltd.(1)	16,000	8,148
Haitian International Holdings Ltd.	98,000	316,690
Harbin Electric Co. Ltd., H Shares	72,000	258,388
Hello Group, Inc., ADR	11,730	75,893
Hengan International Group Co. Ltd.	107,000	398,073
High Templar Tech Ltd., ADR(1)	9,734	26,184
Hisense Home Appliances Group Co. Ltd., H Shares	11,000	33,656
Hopson Development Holdings Ltd.(1)	43,800	18,013
Huabao International Holdings Ltd.	60,000	34,716
HUYA, Inc., ADR(2)	8,330	31,071
Hygeia Healthcare Holdings Co. Ltd.(1)(2)	17,600	29,809
iDreamSky Technology Holdings Ltd.(1)(2)	85,200	5,983
Ingdan, Inc.(1)	31,000	12,442
Inkeverse Group Ltd.(1)	51,000	4,740
iQIYI, Inc., ADR(1)(2)	48,900	78,240
Jiayin Group, Inc., ADR	514	3,331
JinkoSolar Holding Co. Ltd., ADR	2,600	65,754
Jinxin Fertility Group Ltd.(1)(2)	99,000	31,521
Jiumaojiu International Holdings Ltd.	76,000	19,885
JNBY Design Ltd.	16,000	43,978
JOYY, Inc., ADR	2,764	164,928
Kinetic Development Group Ltd.	204,000	53,668
Kingboard Holdings Ltd.	48,500	250,450
Kingboard Laminates Holdings Ltd.	48,000	144,876
Kingsoft Cloud Holdings Ltd.(1)	194,829	177,139
Kingsoft Corp. Ltd.	16,200	53,802
KWG Group Holdings Ltd.(1)(2)	20,500	495
Launch Tech Co. Ltd., Class H	9,500	10,866
Lee & Man Paper Manufacturing Ltd.	95,000	46,867
Leoch Energy, Inc.(1)	380	3,230
Leoch International Technology Ltd.	19,000	1,669
LEPU ScienTech Medical Technology Shanghai Co. Ltd., Class H	3,000	6,103
LexinFintech Holdings Ltd., ADR	6,433	18,591
Li Ning Co. Ltd.	162,500	465,612
Lifetech Scientific Corp.(1)	132,000	27,642
Lingbao Gold Group Co. Ltd., Class H(2)	39,000	134,101
Linklogis, Inc., Class B	45,500	12,581
Logan Group Co. Ltd.(1)(2)	111,000	18,248
Lonking Holdings Ltd.	143,000	62,414
Lufax Holding Ltd., ADR(1)	28,641	74,467
Luye Pharma Group Ltd.(1)	153,500	50,769
LVGEM China Real Estate Investment Co. Ltd.(1)	40,000	1,447
Maanshan Iron & Steel Co. Ltd., H Shares(1)	62,000	21,652
Maoyan Entertainment(2)	27,400	22,297
Medlive Technology Co. Ltd.(2)	9,500	10,912

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Meitu, Inc.(1)	361,000	$260,028
MicroPort NeuroScientific Corp.(2)	16,096	23,277
Microport Scientific Corp.(1)(2)	96,900	135,420
Midea Real Estate Holding Ltd.(1)(2)	9,200	4,959
Ming Yuan Cloud Group Holdings Ltd.(1)(2)	3,000	991
Minth Group Ltd.	40,000	223,591
MMG Ltd.(1)	287,200	394,319
Mount Everest Gold Group Co. Ltd.(1)	40,000	8,262
Nayuki Holdings Ltd.(1)	33,500	4,356
NetDragon Websoft Holdings Ltd.	24,500	28,198
New Focus Auto Tech Holdings Ltd.(1)	104,000	598
Newborn Town, Inc.(1)	32,000	38,567
Nexteer Automotive Group Ltd.	68,000	64,787
Nine Dragons Paper Holdings Ltd.(1)	299,000	336,340
Noah Holdings Ltd., ADR	4,393	51,925
Ocumension Therapeutics(1)(2)	13,500	12,935
Onewo, Inc., Class H	75,200	182,853
Ping An Healthcare & Technology Co. Ltd.(1)(2)	110,400	185,421
Poly Property Group Co. Ltd.(2)	147,000	39,592
Poly Property Services Co. Ltd., Class H	18,600	76,015
Precision Tsugami China Corp. Ltd.	12,000	68,118
Q Technology Group Co. Ltd.	52,000	58,810
Qfin Holdings, Inc., ADR	5,830	84,885
Qunabox Group Ltd.(1)(2)	3,100	8,893
Radiance Holdings Group Co. Ltd.(1)(2)	56,000	11,774
Sany Heavy Equipment International Holdings Co. Ltd.	60,000	120,654
Scholar Education Group	6,000	1,525
Seazen Group Ltd.(1)	176,000	51,603
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	334,400	217,580
Shanghai Chicmax Cosmetic Co. Ltd.(2)	9,900	76,142
Shanghai Conant Optical Co. Ltd., Class H	18,700	147,400
Shanghai Haohai Biological Technology Co. Ltd., H Shares	2,800	9,104
Shanghai Henlius Biotech, Inc., Class H(1)	5,900	50,495
Shanghai Industrial Holdings Ltd.	37,000	72,545
Shenzhen Expressway Corp. Ltd., H Shares(2)	28,000	25,682
Shenzhen International Holdings Ltd.	229,652	267,536
Shenzhen Investment Ltd.(1)(2)	186,000	19,953
Shenzhen Pagoda Industrial Group Corp. Ltd., Class H	29,500	6,127
Shimao Services Holdings Ltd.(1)	7,000	564
Shiyue Daotian Group Co. Ltd., Class H(2)	12,000	11,128
Shoucheng Holdings Ltd.(2)	222,000	62,283
Shougang Fushan Resources Group Ltd.	54,933	23,636
Shui On Land Ltd.	129,000	10,856
Sichuan Expressway Co. Ltd., Class H	30,000	21,450
Sihuan Pharmaceutical Holdings Group Ltd.(2)	151,000	29,966
Simcere Pharmaceutical Group Ltd.	85,000	135,127
Sinopec Engineering Group Co. Ltd., H Shares	248,500	251,249
Sinopec Kantons Holdings Ltd.(2)	56,000	30,893
Skyworth Group Ltd.(1)	110,000	98,490
Sohu.com Ltd., ADR(1)	1,297	21,426
So-Young International, Inc., ADR(2)	1,474	4,584
SSY Group Ltd.(2)	84,000	29,005
Sun Art Retail Group Ltd.	155,000	32,483

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Sun King Technology Group Ltd.	96,000	$23,242
Sunac China Holdings Ltd.(1)(2)	678,000	107,869
Sunac Services Holdings Ltd.(2)	55,000	9,323
Sunshine Insurance Group Co. Ltd.	102,000	51,026
Sunshine Lake Pharma Co. Ltd.(1)(2)	7,800	42,843
SY Holdings Group Ltd.(2)	19,500	26,466
Tanwan, Inc.(1)	13,800	31,184
TCL Electronics Holdings Ltd.	85,000	133,030
Tiangong International Co. Ltd.	180,000	96,905
Tianli International Holdings Ltd.(2)	62,000	19,795
Tianneng Power International Ltd.(2)	100,000	95,193
Tong Ren Tang Technologies Co. Ltd., H Shares	18,000	10,067
Tongdao Liepin Group	13,800	5,682
Tongguan Gold Group Ltd.	146,000	72,862
Topsports International Holdings Ltd.	149,000	59,761
Towngas Smart Energy Co. Ltd.(1)(2)	82,756	41,029
TravelSky Technology Ltd., H Shares	61,000	83,475
Tuhu Car, Inc.(1)	9,900	18,195
Uni-President China Holdings Ltd.	60,000	59,228
Up Fintech Holding Ltd., ADR(1)	17,360	135,755
Viva Biotech Holdings(1)(2)	166,500	46,531
Wasion Holdings Ltd.	22,000	77,972
Weibo Corp., ADR(2)	8,912	88,496
Weilong Delicious Global Holdings Ltd.(2)	81,200	121,324
WellCell Holdings Co. Ltd.(1)(2)	10,400	15,413
West China Cement Ltd.	162,000	62,421
X Financial, ADR	202	1,006
XD, Inc.(2)	34,600	325,572
Xiabuxiabu Catering Management China Holdings Co. Ltd.(1)(2)	15,500	1,463
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	21,000	27,512
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares	44,000	16,458
Xinte Energy Co. Ltd., H Shares(1)	32,800	29,875
Xinyi Energy Holdings Ltd.	364,295	59,006
Xinyi Solar Holdings Ltd.(2)	156,065	68,760
XJ International Holdings Co. Ltd.(1)	92,000	2,116
Xtep International Holdings Ltd.	108,500	73,762
Xunlei Ltd., ADR(1)(2)	2,322	13,282
XXF Group Holdings Ltd.(1)(2)	147,500	22,648
Yadea Group Holdings Ltd.	194,000	282,342
Yatsen Holding Ltd., ADR(1)	1,388	6,177
Yeahka Ltd.(1)	10,400	10,748
Yidu Tech, Inc.(1)(2)	87,600	66,512
Yihai International Holding Ltd.	34,000	70,762
Yixin Group Ltd.(2)	119,500	42,070
Yuexiu Property Co. Ltd.(2)	110,000	64,440
Yuexiu Transport Infrastructure Ltd.	62,000	36,414
Zengame Technology Holding Ltd.	4,000	1,210
Zhejiang Expressway Co. Ltd., H Shares	79,800	69,825
Zhihu, Inc., ADR(1)	1,860	6,175
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)	141,300	275,940
Zhongsheng Group Holdings Ltd.	50,000	66,086
Zhongyu Energy Holdings Ltd.(2)	42,000	13,936
Zhou Hei Ya International Holdings Co. Ltd.	45,500	9,119

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Zhuguang Holdings Group Co. Ltd.(1)(2)	20,000	$102
Zonqing Environmental Ltd.(1)(2)	6,000	789
Zylox-Tonbridge Medical Technology Co. Ltd.	16,500	45,920
		20,008,250
Colombia — 0.5%
Cementos Argos SA	40,050	126,384
Grupo Argos SA	53,210	233,999
Grupo de Inversiones Suramericana SA	1,084	15,659
Mineros SA	23,192	123,254
		499,296
Greece — 0.8%
Aegean Airlines SA	3,233	52,485
Aktor SA Holding Co. Technical & Energy Projects(1)	6,195	76,944
Alter Ego Media SA	715	4,911
GEK TERNA SA	5,396	229,895
HELLENiQ ENERGY Holdings SA	8,034	83,888
Holding Co. ADMIE IPTO SA	12,236	44,161
Intracom Holdings SA	4,346	16,789
LAMDA Development SA(1)	5,968	49,320
Optima bank SA(2)	21,010	242,605
Viohalco SA	5,428	101,409
		902,407
Hong Kong — 0.1%
Brii Biosciences Ltd.(1)	3,000	598
HBM Holdings Ltd.(1)(2)	45,000	70,023
Impro Precision Industries Ltd.	43,000	47,794
Jinchuan Group International Resources Co. Ltd.(1)(2)	22,000	450
Venus MedTech Hangzhou, Inc., H Shares(1)(2)	1,000	351
		119,216
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	47,654	323,144
Opus Global Nyrt	851	1,447
		324,591
India — 14.0%
3M India Ltd.	135	55,676
63 Moons Technologies Ltd.	1,411	9,388
Aarti Drugs Ltd.	2,161	8,736
Aarti Industries Ltd.	10,413	51,241
Aarti Pharmalabs Ltd.	3,042	24,247
Aavas Financiers Ltd.(1)	2,614	36,979
ACC Ltd.	3,183	55,760
Accelya Solutions India Ltd.	61	804
Acme Solar Holdings Ltd.	5,495	14,272
Action Construction Equipment Ltd.	1,430	13,942
ADF Foods Ltd.	2,174	4,709
Aditya Birla Fashion & Retail Ltd.(1)	31,412	23,200
Aditya Birla Real Estate Ltd.	985	13,989
Aditya Birla Sun Life Asset Management Co. Ltd.	2,017	19,840
Advanced Enzyme Technologies Ltd.	2,530	8,355
Advent Hotels International Pvt Ltd.(1)	960	2,043
Aegis Logistics Ltd.	6,326	47,923
Aeroflex Industries Ltd.	1,236	3,200
Aether Industries Ltd.(1)	2,054	21,711

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Afcons Infrastructure Ltd.	11,727	$37,675
AGI Greenpac Ltd.	835	4,918
AGI Infra Ltd.	2,040	6,857
Ahluwalia Contracts India Ltd.	1,243	10,585
AIA Engineering Ltd.	3,132	132,635
Ajanta Pharma Ltd.	2,602	85,759
Ajmera Realty & Infra India Ltd.	1,560	2,210
Akzo Nobel India Ltd.	268	8,657
Alembic Ltd.	4,513	4,556
Alembic Pharmaceuticals Ltd.	3,096	24,251
Alivus Life Sciences Ltd.	1,483	14,912
Alkyl Amines Chemicals	991	16,199
Allcargo Global Ltd.(1)	11,737	2,770
Allcargo Logistics Ltd.(1)	11,737	1,092
Allied Digital Services Ltd.	1,514	1,965
Amara Raja Energy & Mobility Ltd.	5,446	50,613
Amber Enterprises India Ltd.(1)	1,320	115,794
Anand Rathi Wealth Ltd.	2,948	99,686
Anant Raj Ltd.	8,742	50,999
Andhra Paper Ltd.	1,165	882
Angel One Ltd.	6,940	17,827
Antelopus Selan Energy Ltd.(1)	379	2,148
Anup Engineering Ltd.	419	7,257
Anupam Rasayan India Ltd.	1,500	20,454
Apar Industries Ltd.	1,023	125,906
Apeejay Surrendra Park Hotels Ltd.	3,626	5,015
Apollo Tyres Ltd.	19,775	98,743
Aptech Ltd.	500	480
Aptus Value Housing Finance India Ltd.	16,998	45,645
Archean Chemical Industries Ltd.	3,862	24,494
Arman Financial Services Ltd.(1)	449	7,743
Artemis Medicare Services Ltd.	812	2,144
Arvind Fashions Ltd.	4,562	22,197
Arvind Ltd.	9,183	35,600
Asahi India Glass Ltd.	4,987	49,416
Ashapura Minechem Ltd.	3,587	20,860
Ashoka Buildcon Ltd.(1)	3,417	4,899
ASK Automotive Ltd.	2,917	13,342
Associated Alcohols & Breweries Ltd.	676	6,009
Aster DM Healthcare Ltd.	5,612	40,435
Astral Ltd.	3,282	60,233
AstraZeneca Pharma India Ltd.	291	28,408
Atul Auto Ltd.(1)	225	1,226
Atul Ltd.	863	63,286
AurionPro Solutions Ltd.	1,151	11,271
Avadh Sugar & Energy Ltd.	218	895
Avantel Ltd.	8,211	12,961
Avanti Feeds Ltd.	3,248	46,096
AvenuesAI Ltd.(1)	71,225	13,033
AWL Agri Business Ltd.(1)	24,588	51,166
Bajaj Consumer Care Ltd.(1)	4,347	18,889
Bajaj Healthcare Ltd.	862	3,127
Bajaj Hindusthan Sugar Ltd.(1)	29,134	5,181

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Balaji Amines Ltd.	644	$7,693
Balmer Lawrie & Co. Ltd.	2,024	4,041
Balrampur Chini Mills Ltd.	8,332	43,160
Balu Forge Industries Ltd.	1,356	7,257
Banco Products India Ltd.	2,984	20,469
Bandhan Bank Ltd.	22,268	44,590
BASF India Ltd.	670	25,448
Bata India Ltd.	2,778	24,104
Belrise Industries Ltd.	4,401	9,101
BEML Ltd.	2,314	42,795
Bhansali Engineering Polymers Ltd.	4,528	4,054
Bharat Bijlee Ltd.	143	3,852
Bharat Rasayan Ltd.	112	1,861
Bharat Wire Ropes Ltd.(1)	677	1,328
Bikaji Foods International Ltd.	3,880	27,250
Birla Corp. Ltd.	1,816	19,965
Birlasoft Ltd.	8,384	36,027
BL Kashyap & Sons Ltd.(1)	2,006	1,141
Black Box Ltd.	1,665	9,803
Bliss Gvs Pharma Ltd.	5,011	11,685
BLS International Services Ltd.	4,869	14,953
Blue Dart Express Ltd.	260	16,246
Blue Jet Healthcare Ltd.	1,149	5,137
Blue Star Ltd.	4,268	90,964
Bluspring Enterprises Ltd.(1)	1,534	861
Bodal Chemicals Ltd.(1)	1,303	672
Bombay Burmah Trading Co.	1,277	23,802
Bombay Dyeing & Manufacturing Co. Ltd.	5,082	6,346
Brigade Enterprises Ltd.	8,007	61,114
Camlin Fine Sciences Ltd.(1)	7,157	11,626
Campus Activewear Ltd.	5,167	14,755
Can Fin Homes Ltd.	6,024	55,943
Cantabil Retail India Ltd.	1,513	4,430
Capacit'e Infraprojects Ltd.(1)	2,168	5,793
Caplin Point Laboratories Ltd.	1,059	19,859
Capri Global Capital Ltd.	7,212	12,671
Carborundum Universal Ltd.	4,505	40,852
Care Ratings Ltd.	1,525	27,005
Cartrade Tech Ltd.(1)	2,135	42,283
Castrol India Ltd.	25,123	51,635
CE Info Systems Ltd.	867	9,852
Ceat Ltd.	1,482	57,550
Cemindia Projects Ltd.	4,124	26,146
Central Depository Services India Ltd.	6,599	92,448
Centrum Capital Ltd.(1)	5,500	1,500
Century Plyboards India Ltd.	2,357	19,063
Cera Sanitaryware Ltd.	259	13,928
CESC Ltd.	30,874	53,709
Chalet Hotels Ltd.	4,818	42,813
Chambal Fertilisers & Chemicals Ltd.	5,646	28,686
Chemplast Sanmar Ltd.(1)	2,207	5,978
Chennai Petroleum Corp. Ltd.	3,259	34,477
Cholamandalam Financial Holdings Ltd.	5,627	101,177

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
CIE Automotive India Ltd.	7,347	$38,147
Cigniti Technologies Ltd.(1)	662	8,577
City Union Bank Ltd.	21,463	66,809
Clean Science & Technology Ltd.	1,474	11,925
CMS Info Systems Ltd.	9,733	32,496
Coffee Day Enterprises Ltd.(1)	3,833	1,278
Cohance Lifesciences Ltd.(1)	5,184	17,662
Computer Age Management Services Ltd.	22,560	168,346
Concord Biotech Ltd.	831	11,175
Container Corp. of India Ltd.	7,600	41,448
Cosmo First Ltd.	934	7,301
Craftsman Automation Ltd.	609	50,418
CreditAccess Grameen Ltd.(1)	3,977	55,387
CRISIL Ltd.	843	40,565
Crompton Greaves Consumer Electricals Ltd.	41,095	116,668
CSB Bank Ltd.(1)	2,768	12,096
Cyient Ltd.	4,338	43,737
Dalmia Bharat Refractories Ltd.(1)	11	1
Dalmia Bharat Sugar & Industries Ltd.	541	1,797
DAM Capital Advisors Ltd.	1,168	1,932
Datamatics Global Services Ltd.	1,089	9,243
DCB Bank Ltd.	11,980	24,478
DCM Shriram Fine Chemicals Ltd.(1)	793	278
DCM Shriram Industries Ltd.	793	317
DCM Shriram International Ltd.(1)	793	555
DCM Shriram Ltd.	1,533	17,476
DCW Ltd.	6,185	3,234
Dcx Systems Ltd.(1)	2,409	4,708
Deccan Cements Ltd.	340	2,762
Deep Industries Ltd.	1,730	6,605
Deepak Fertilisers & Petrochemicals Corp. Ltd.	4,818	52,811
Deepak Nitrite Ltd.	2,815	48,893
Delhivery Ltd.(1)	31,009	147,860
Delta Corp. Ltd.	1,119	754
Devyani International Ltd.(1)	22,351	31,354
Dhampur Sugar Mills Ltd.(1)	614	855
Dhanuka Agritech Ltd.	828	9,250
Digitide Solutions Ltd.(1)	1,534	1,661
Dilip Buildcon Ltd.	1,244	5,692
Dishman Carbogen Amcis Ltd.(1)	2,818	5,424
D-Link India Ltd.	867	4,033
Dodla Dairy Ltd.	1,623	20,862
Dolat Algotech Ltd.	1,569	1,295
Dollar Industries Ltd.	373	1,204
Dr. Lal PathLabs Ltd.	4,444	68,600
Dreamfolks Services Ltd.(1)	363	327
Dredging Corp. of India Ltd.(1)	175	1,831
Dwarikesh Sugar Industries Ltd.	1,622	665
E2E Networks Ltd.(1)	303	8,609
eClerx Services Ltd.	1,445	50,473
Edelweiss Financial Services Ltd.	32,541	40,951
EID Parry India Ltd.(1)	7,085	67,467
Elecon Engineering Co. Ltd.	3,906	17,892

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Electronics Mart India Ltd.(1)	5,192	$5,770
Electrosteel Castings Ltd.	10,342	7,867
Elgi Equipments Ltd.	9,446	55,599
Emami Ltd.	12,238	62,290
Embassy Developments Ltd.(1)	46,984	31,233
Endurance Technologies Ltd.	1,634	47,911
Engineers India Ltd.	20,873	50,916
Epack Durable Ltd.(1)	639	1,743
Epigral Ltd.	721	7,069
EPL Ltd.	8,407	20,108
Equitas Small Finance Bank Ltd.(1)	32,728	23,175
Eris Lifesciences Ltd.(1)	2,738	41,031
Ester Industries Ltd.	967	1,125
Eureka Forbes Ltd.(1)	4,530	23,694
Eveready Industries India Ltd.	1,324	4,830
Everest Kanto Cylinder Ltd.	896	1,106
Excel Industries Ltd.	204	2,138
Exide Industries Ltd.	25,686	94,482
FCS Software Solutions Ltd.(1)	23,160	403
FDC Ltd.	2,700	10,605
Fedbank Financial Services Ltd.(1)	6,354	9,144
Federal-Mogul Goetze India Ltd.(1)	854	3,822
FIEM Industries Ltd.	980	23,501
Filatex India Ltd.	5,605	2,678
Fine Organic Industries Ltd.	439	22,732
Fineotex Chemical Ltd.	13,310	3,456
Fino Payments Bank Ltd.(1)	1,117	2,365
Finolex Cables Ltd.	2,883	28,951
Finolex Industries Ltd.	15,214	30,994
Firstsource Solutions Ltd.	6,606	15,513
Five-Star Business Finance Ltd.	11,719	53,798
Foods & Inns Ltd.	614	394
Force Motors Ltd.	247	66,206
Fusion Finance Ltd.(1)	2,430	5,041
G R Infraprojects Ltd.	606	6,361
Gabriel India Ltd.	4,440	48,792
Galaxy Surfactants Ltd.	232	5,018
Ganesh Benzoplast Ltd.(1)	1,241	1,127
Ganesh Housing Ltd.	816	6,033
Ganesha Ecosphere Ltd.	491	4,168
Garden Reach Shipbuilders & Engineers Ltd.	629	16,828
Garware Hi-Tech Films Ltd.	458	21,381
Garware Technical Fibres Ltd.	2,374	16,790
Gateway Distriparks Ltd.	15,461	10,005
Geojit Financial Services Ltd.	1,923	1,336
GHCL Ltd.	3,187	16,778
Gillette India Ltd.	341	31,287
Gland Pharma Ltd.	1,799	36,139
Global Health Ltd.	4,749	59,455
Globus Spirits Ltd.	900	8,857
GM Breweries Ltd.	180	1,972
GMM Pfaudler Ltd.	1,292	13,254
Godawari Power & Ispat Ltd.	13,747	40,267

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Godrej Agrovet Ltd.	2,652	$18,687
Gokaldas Exports Ltd.(1)	3,519	24,902
Gokul Agro Resources Ltd.(1)	3,176	5,927
Goldiam International Ltd.	2,149	8,334
Goodluck India Ltd.	783	10,136
Granules India Ltd.	9,290	59,667
Graphite India Ltd.	3,025	23,894
Great Eastern Shipping Co. Ltd.	5,491	80,849
Greaves Cotton Ltd.	2,225	3,743
Greenpanel Industries Ltd.(1)	1,899	4,306
Grindwell Norton Ltd.	1,920	35,097
GRM Overseas Ltd.(1)	3,912	6,911
Gujarat Alkalies & Chemicals Ltd.	458	2,407
Gujarat Ambuja Exports Ltd.	11,016	17,088
Gujarat Industries Power Co. Ltd.	3,248	5,049
Gujarat Mineral Development Corp. Ltd.	4,495	28,167
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	4,605	23,097
Gujarat Pipavav Port Ltd.	15,140	29,429
Gujarat State Fertilizers & Chemicals Ltd.	12,590	23,430
Gujarat State Petronet Ltd.	17,723	59,384
Gulf Oil Lubricants India Ltd.	882	10,716
Happiest Minds Technologies Ltd.	3,369	13,347
Happy Forgings Ltd.	137	2,011
Hathway Cable & Datacom Ltd.(1)	25,866	3,054
HBL Engineering Ltd.	7,506	56,564
HealthCare Global Enterprises Ltd.(1)	2,407	15,231
HEG Ltd.	4,678	29,706
HeidelbergCement India Ltd.	2,149	3,867
Heritage Foods Ltd.	2,475	8,673
HFCL Ltd.	51,266	38,652
HG Infra Engineering Ltd.	983	5,853
Hikal Ltd.	1,877	4,065
Himatsingka Seide Ltd.	3,780	4,163
Hindustan Copper Ltd.	16,472	102,692
Hindustan Foods Ltd.(1)	759	4,067
Hindustan Oil Exploration Co. Ltd.(1)	4,988	7,189
Hi-Tech Gears Ltd.	215	1,524
HI-Tech Pipes Ltd.	9,731	9,437
HLV Ltd.(1)	8,296	727
Home First Finance Co. India Ltd.	4,474	53,335
Honasa Consumer Ltd.(1)	8,254	27,542
HPL Electric & Power Ltd.	1,239	4,647
Hubtown Ltd.(1)	3,681	8,687
IFCI Ltd.(1)	38,935	25,730
IIFL Capital Services Ltd.	7,173	22,798
IIFL Finance Ltd.	26,327	143,838
Imagicaaworld Entertainment Ltd.(1)	3,532	1,667
Indegene Ltd.	4,207	22,993
India Cements Ltd.(1)	6,059	26,994
India Glycols Ltd.	1,612	17,059
India Pesticides Ltd.	527	914
India Shelter Finance Corp. Ltd.	2,276	18,367
Indiabulls Ltd.(1)	28,762	3,311

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
IndiaMart InterMesh Ltd.	1,510	$35,477
Indian Energy Exchange Ltd.	26,048	36,015
Indian Metals & Ferro Alloys Ltd.	706	9,834
Indigo Paints Ltd.	1,620	16,706
IndiGrid Infrastructure Trust	43,622	79,748
Indo Count Industries Ltd.	3,825	11,226
Indo Tech Transformers Ltd.(1)	170	2,954
IndoStar Capital Finance Ltd.(1)	1,793	4,424
Indraprastha Gas Ltd.	35,071	65,948
Indraprastha Medical Corp. Ltd.	2,325	10,314
Ingersoll Rand India Ltd.	240	10,580
Inox Green Energy Services Ltd.(1)	5,904	10,991
INOX India Ltd.	1,213	15,524
Insecticides India Ltd.	261	1,784
Intellect Design Arena Ltd.	6,672	51,288
IOL Chemicals & Pharmaceuticals Ltd.	7,545	6,078
ION Exchange India Ltd.	3,433	13,761
Ipca Laboratories Ltd.	8,924	150,214
IRB Infrastructure Developers Ltd.	113,174	51,940
IRCON International Ltd.	18,257	28,896
ISGEC Heavy Engineering Ltd.	730	7,131
ITC Hotels Ltd.(1)	34,249	66,377
J Kumar Infraprojects Ltd.	1,830	10,635
Jai Balaji Industries Ltd.(1)	10,265	7,797
Jai Corp. Ltd.	936	1,140
Jain Irrigation Systems Ltd.(1)	13,970	5,403
Jaiprakash Power Ventures Ltd.(1)	179,435	30,084
Jammu & Kashmir Bank Ltd.	26,066	34,808
Jamna Auto Industries Ltd.	6,494	10,539
Jana Small Finance Bank Ltd.(1)	3,258	13,287
Jash Engineering Ltd.	1,690	7,439
JB Chemicals & Pharmaceuticals Ltd.	5,761	129,965
JBM Auto Ltd.	2,195	13,325
JG Chemicals Ltd.	530	2,112
Jindal Drilling & Industries Ltd.	924	4,527
Jindal Poly Films Ltd.	362	2,455
Jindal Saw Ltd.	11,932	24,349
Jindal Worldwide Ltd.(1)	5,494	1,492
JK Lakshmi Cement Ltd.	3,813	29,963
JK Paper Ltd.	3,944	15,711
JK Tyre & Industries Ltd.	9,384	51,753
JM Financial Ltd.	26,467	37,190
JTL Industries Ltd.	5,295	3,705
Jubilant Foodworks Ltd.	25,132	143,735
Jubilant Ingrevia Ltd.	4,478	28,858
Jubilant Pharmova Ltd.	4,688	44,674
Juniper Hotels Ltd.(1)	1,091	2,623
Jupiter Life Line Hospitals Ltd.	600	8,335
Jupiter Wagons Ltd.	5,808	17,062
Just Dial Ltd.(1)	1,164	7,036
Jyothy Labs Ltd.	7,105	19,849
Jyoti Structures Ltd.(1)	23,061	3,186
Kajaria Ceramics Ltd.	5,884	61,948

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Kalpataru Projects International Ltd.	6,072	$82,837
Kalyani Steels Ltd.	881	7,263
Kamdhenu Ltd.	3,390	856
Karnataka Bank Ltd.	14,437	32,221
Karur Vysya Bank Ltd.	36,671	131,564
Kaveri Seed Co. Ltd.	1,427	12,139
KCP Ltd.	3,234	5,634
KDDL Ltd.	299	8,012
KEC International Ltd.	7,541	48,470
Kellton Tech Solutions Ltd.(1)	6,435	1,361
Kernex Microsystems India Ltd.(1)	582	6,919
Kfin Technologies Ltd.	6,503	68,505
Kiri Industries Ltd.(1)	2,028	10,117
Kirloskar Brothers Ltd.	1,174	20,453
Kirloskar Ferrous Industries Ltd.	2,031	8,877
Kirloskar Oil Engines Ltd.	5,400	82,768
Kirloskar Pneumatic Co. Ltd.	2,268	29,014
Kitex Garments Ltd.	1,581	3,190
Knowledge Marine & Engineering Works Ltd.(1)	710	12,466
KNR Constructions Ltd.	3,282	4,784
Kolte-Patil Developers Ltd.(1)	551	2,149
Kopran Ltd.	671	975
KPI Green Energy Ltd.	4,352	18,507
KPIT Technologies Ltd.	7,147	60,745
KPR Mill Ltd.	5,328	52,752
KRBL Ltd.	3,751	14,026
Krishna Institute of Medical Sciences Ltd.(1)	11,815	96,968
Krsnaa Diagnostics Ltd.	691	4,821
LA Opala RG Ltd.	827	1,877
Laxmi Organic Industries Ltd.	3,209	4,451
Lemon Tree Hotels Ltd.(1)	29,369	36,753
LG Balakrishnan & Bros Ltd.	1,204	25,788
LIC Housing Finance Ltd.	20,149	119,256
Likhitha Infrastructure Ltd.(1)	504	831
Lincoln Pharmaceuticals Ltd.	377	2,617
LMW Ltd.	182	29,553
LT Foods Ltd.	8,875	39,351
Lumax Auto Technologies Ltd.	1,910	36,929
Lumax Industries Ltd.	159	10,574
LUX Industries Ltd.	112	1,111
Mahanagar Gas Ltd.	2,899	38,907
Maharashtra Scooters Ltd.	181	26,404
Maharashtra Seamless Ltd.	2,169	13,397
Mahindra Holidays & Resorts India Ltd.(1)	2,024	6,330
Mahindra Logistics Ltd.	837	3,813
Maithan Alloys Ltd.	453	5,001
Man Industries India Ltd.(1)	777	3,950
Man Infraconstruction Ltd.	5,301	6,197
Manali Petrochemicals Ltd.	1,877	1,144
Manappuram Finance Ltd.	33,481	104,163
Mangalam Cement Ltd.	1,278	12,802
Marksans Pharma Ltd.	11,289	21,688
MAS Financial Services Ltd.	1,269	4,530

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Mayur Uniquoters Ltd.	478	$2,797
Medi Assist Healthcare Services Ltd.(1)	2,981	12,160
Medplus Health Services Ltd.(1)	4,528	42,223
Meghmani Organics Ltd.(1)	7,778	4,517
Metropolis Healthcare Ltd.	1,580	33,193
Minda Corp. Ltd.	4,257	26,034
Mishra Dhatu Nigam Ltd.	3,006	11,469
MM Forgings Ltd.	564	2,848
MMTC Ltd.(1)	2,796	1,902
MOIL Ltd.	3,859	13,051
Mold-Tek Packaging Ltd.	705	4,472
Morepen Laboratories Ltd.	17,326	8,345
Motherson Sumi Wiring India Ltd.	187,400	89,158
MPS Ltd.	402	6,653
Mrs Bectors Food Specialities Ltd.	9,505	21,814
MSP Steel & Power Ltd.(1)	7,229	2,531
Muthoot Microfin Ltd.(1)	1,664	3,090
Narayana Hrudayalaya Ltd.	4,656	93,677
Natco Pharma Ltd.	5,230	56,895
National Fertilizers Ltd.	4,510	3,839
Nava Ltd.	10,624	69,572
Navin Fluorine International Ltd.	811	55,861
Nazara Technologies Ltd.(1)	4,064	11,840
NBCC India Ltd.	41,780	42,586
NCC Ltd.	22,051	37,084
NDR Auto Components Ltd.	389	3,228
Nectar Lifesciences Ltd.(1)	2,214	297
NELCO Ltd.	721	4,932
NESCO Ltd.	1,296	16,020
Netweb Technologies India Ltd.	489	20,780
Network18 Media & Investments Ltd.(1)	32,502	11,921
Neuland Laboratories Ltd.	491	69,357
Newgen Software Technologies Ltd.	3,491	19,548
NIIT Learning Systems Ltd.	2,891	10,727
NIIT Ltd.	1,763	1,389
NLC India Ltd.	23,269	66,610
NMDC Steel Ltd.(1)	16,844	7,518
NOCIL Ltd.	2,999	4,766
Northern Arc Capital Ltd.(1)	4,581	12,711
Nuvama Wealth Management Ltd.	1,240	16,981
Nuvoco Vistas Corp. Ltd.(1)	5,737	20,692
Onesource Specialty Pharma Ltd.(1)	1,049	15,530
OnMobile Global Ltd.(1)	1,009	565
Orient Cement Ltd.	1,493	2,531
Orient Electric Ltd.	3,669	7,472
Orient Green Power Co. Ltd.(1)	24,687	2,684
Orient Paper & Industries Ltd.(1)	2,555	526
Oriental Hotels Ltd.	1,543	1,725
Page Industries Ltd.	221	78,087
Paisalo Digital Ltd.	21,963	8,605
Pakka Ltd.(1)	870	864
Panacea Biotec Ltd.(1)	731	2,661
Panama Petrochem Ltd.	688	2,131

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Paradeep Phosphates Ltd.	35,322	$47,309
Parag Milk Foods Ltd.	4,303	9,590
Paramount Communications Ltd.(1)	2,276	874
Patel Engineering Ltd.(1)	23,854	7,239
PC Jeweller Ltd.(1)	80,399	8,783
PCBL Chemical Ltd.	5,390	18,363
Pearl Global Industries Ltd.	901	15,319
Pennar Industries Ltd.(1)	4,290	7,058
Piramal Pharma Ltd.	35,245	60,579
Pitti Engineering Ltd.	354	3,549
PIX Transmissions Ltd.	257	4,105
PNB Gilts Ltd.	1,887	1,660
PNB Housing Finance Ltd.	20,298	184,290
PNC Infratech Ltd.	4,791	10,894
Pokarna Ltd.	506	5,073
Poly Medicure Ltd.	1,482	20,491
Polyplex Corp. Ltd.	796	7,426
Pondy Oxides & Chemicals Ltd.	866	10,934
Poonawalla Fincorp Ltd.(1)	5,051	25,274
Power Mech Projects Ltd.	579	13,271
Praj Industries Ltd.	4,138	14,477
Prakash Industries Ltd.	4,574	6,602
Prataap Snacks Ltd.	506	5,992
Premier Explosives Ltd.	1,708	10,096
Pricol Ltd.	3,503	23,232
Prince Pipes & Fittings Ltd.	1,157	3,215
Prism Johnson Ltd.(1)	2,745	3,794
Privi Speciality Chemicals Ltd.	509	17,041
Procter & Gamble Health Ltd.	465	25,067
Protean eGov Technologies Ltd.	731	4,748
Prudent Corporate Advisory Services Ltd.	929	24,016
PSP Projects Ltd.(1)	828	6,593
PTC India Ltd.	13,848	25,355
Puravankara Ltd.(1)	1,562	3,409
PVR Inox Ltd.(1)	4,125	46,390
Quess Corp. Ltd.	1,534	3,302
Quick Heal Technologies Ltd.(1)	470	863
R Systems International Ltd.	1,819	5,781
Railtel Corp. of India Ltd.	5,603	19,350
Rain Industries Ltd.	7,247	11,852
Rainbow Children's Medicare Ltd.	3,182	41,696
Rajesh Exports Ltd.(1)	4,249	6,734
Rajratan Global Wire Ltd.	1,469	6,738
Rallis India Ltd.	5,797	17,654
Ram Ratna Wires Ltd.	782	2,759
Rama Steel Tubes Ltd.(1)	41,114	3,216
Ramco Cements Ltd.	2,454	30,469
Ramkrishna Forgings Ltd.	3,917	23,786
Ramky Infrastructure Ltd.(1)	507	2,546
Rashtriya Chemicals & Fertilizers Ltd.	6,659	9,298
RattanIndia Power Ltd.(1)	148,916	13,613
Raymond Lifestyle Ltd.(1)	924	8,955
Raymond Ltd.(1)	1,155	5,099

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Raymond Realty Ltd.(1)	1,155	$5,344
RBL Bank Ltd.	46,940	165,219
Redington Ltd.	60,885	187,984
Redtape Ltd.	3,568	4,611
Refex Industries Ltd.	1,353	3,286
Relaxo Footwears Ltd.	2,127	8,152
Reliance Industrial Infrastructure Ltd.	650	5,031
Reliance Infrastructure Ltd.(1)	15,134	15,060
Reliance Power Ltd.(1)	172,962	45,719
Religare Enterprises Ltd.(1)	4,703	10,953
Repco Home Finance Ltd.	2,185	9,157
Restaurant Brands Asia Ltd.(1)	26,092	18,246
Rhi Magnesita India Ltd.	3,495	16,715
Rico Auto Industries Ltd.	1,835	2,673
RITES Ltd.	6,666	15,699
Rossari Biotech Ltd.	1,042	5,693
Roto Pumps Ltd.	1,242	780
Route Mobile Ltd.	445	2,492
RPG Life Sciences Ltd.	266	5,487
RR Kabel Ltd.	1,858	31,971
Rupa & Co. Ltd.	419	638
Saksoft Ltd.	1,704	2,664
Salzer Electronics Ltd.	381	2,759
SAMHI Hotels Ltd.(1)	8,319	14,853
Sammaan Capital Ltd.(1)	32,887	54,268
Sandhar Technologies Ltd.	522	2,913
Sandur Manganese & Iron Ores Ltd.	5,871	13,981
Sanghi Industries Ltd.(1)	1,482	972
Sanghvi Movers Ltd.	1,386	3,984
Sanofi Consumer Healthcare India Ltd.	68	3,360
Sanofi India Ltd.	443	19,334
Sansera Engineering Ltd.	2,502	64,514
Sapphire Foods India Ltd.(1)	13,397	30,135
Sarda Energy & Minerals Ltd.	5,572	33,812
Satia Industries Ltd.	661	481
Satin Creditcare Network Ltd.(1)	1,324	2,250
Savita Oil Technologies Ltd.	484	2,016
SBFC Finance Ltd.(1)	23,214	23,785
Schneider Electric Infrastructure Ltd.(1)	2,263	22,570
SEPC Ltd.(1)	6,775	557
SH Kelkar & Co. Ltd.	2,723	4,436
Shaily Engineering Plastics Ltd.	997	21,460
Shalby Ltd.(1)	515	876
Shalimar Paints Ltd.(1)	1,215	739
Shankara Building Products Ltd.	613	727
Shankara Buildpro Ltd.(1)	613	6,529
Sharda Cropchem Ltd.	1,519	19,964
Sharda Motor Industries Ltd.	1,032	10,583
Share India Securities Ltd.	2,494	3,604
Sheela Foam Ltd.(1)	1,620	9,769
Shilpa Medicare Ltd.	5,076	18,835
Shipping Corp. of India Ltd.	6,114	17,705
Shivalik Bimetal Controls Ltd.	866	4,274

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Shivalik Rasayan Ltd.	318	$1,009
Shriram Pistons & Rings Ltd.	822	28,180
Shriram Properties Ltd.(1)	5,439	4,753
Shyam Metalics & Energy Ltd.	3,565	33,769
Sigachi Industries Ltd.	5,297	1,178
Sindhu Trade Links Ltd.(1)	12,323	3,407
Sirca Paints India Ltd.	984	4,953
SJS Enterprises Ltd.	1,319	25,588
SJVN Ltd.	30,863	24,798
Skipper Ltd.	587	2,369
SMS Pharmaceuticals Ltd.	819	3,483
Snowman Logistics Ltd.	1,961	851
Sobha Ltd.	2,878	44,208
Solara Active Pharma Sciences Ltd.(1)	760	3,866
Som Distilleries & Breweries Ltd.(1)	8,249	7,299
Somany Ceramics Ltd.	386	1,744
Sona Blw Precision Forgings Ltd.	29,465	173,582
Sonata Software Ltd.	5,261	15,528
South Indian Bank Ltd.	74,245	33,612
Southern Petrochemical Industries Corp. Ltd.	5,821	4,457
Spandana Sphoorty Financial Ltd.(1)	486	1,354
Spandana Sphoorty Financial Ltd.(1)	118	165
Star Cement Ltd.	5,261	12,413
Star Health & Allied Insurance Co. Ltd.(1)	14,130	72,354
Steel Strips Wheels Ltd.	2,693	6,371
Sterlite Technologies Ltd.(1)	16,139	28,264
STL Networks Ltd.(1)	13,510	3,070
Stove Kraft Ltd.	54	290
Strides Pharma Science Ltd.	2,992	28,086
Stylam Industries Ltd.(1)	614	15,067
Subros Ltd.	1,139	9,934
Sudarshan Chemical Industries Ltd.	2,608	25,172
Sula Vineyards Ltd.	1,549	2,917
Sundram Fasteners Ltd.	6,822	65,573
Sundrop Brands Ltd.(1)	157	1,115
Sunflag Iron & Steel Co. Ltd.	1,837	4,975
Sunteck Realty Ltd.	2,987	13,187
Suprajit Engineering Ltd.	3,528	16,939
Supreme Petrochem Ltd.	2,011	15,859
Supriya Lifescience Ltd.	1,168	8,414
Surya Roshni Ltd.	4,193	10,328
Swan Corp. Ltd.	4,941	20,797
Swaraj Engines Ltd.	300	11,872
Swelect Energy Systems Ltd.	195	1,109
Symphony Ltd.	942	8,213
Syngene International Ltd.	12,123	56,353
TAJGVK Hotels & Resorts Ltd.	483	1,901
Talbros Automotive Components Ltd.	756	2,160
Tamil Nadu Newsprint & Papers Ltd.	904	1,361
Tamilnad Mercantile Bank Ltd.	8,121	59,756
Tamilnadu Petroproducts Ltd.	2,804	2,905
Tanla Platforms Ltd.	3,658	18,317
TARC Ltd.(1)	3,059	4,933

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Tasty Bite Eatables Ltd.	18	$1,425
Tata Chemicals Ltd.	6,027	47,585
Tata Elxsi Ltd.	1,753	87,168
Tata Investment Corp. Ltd.	8,662	62,704
Tata Technologies Ltd.	9,287	59,913
Tatva Chintan Pharma Chem Pvt Ltd.	472	6,361
Tbo Tek Ltd.(1)	2,695	36,363
TCI Express Ltd.	183	1,098
TCPL Packaging Ltd.	221	6,467
TD Power Systems Ltd.	4,741	47,130
TeamLease Services Ltd.(1)	304	4,079
Techno Electric & Engineering Co. Ltd.	3,257	42,107
Tega Industries Ltd.	875	17,483
Tejas Networks Ltd.	2,404	11,531
Texmaco Infrastructure & Holdings Ltd.	1,238	1,283
Texmaco Rail & Engineering Ltd.	10,886	12,546
Thanga Mayil Jewellery Ltd.	574	25,008
Thermax Ltd.	387	13,274
Thirumalai Chemicals Ltd.(1)	2,565	5,397
Thomas Cook India Ltd.	9,417	10,675
Thyrocare Technologies Ltd.	3,486	15,134
Tilaknagar Industries Ltd.	7,930	39,610
Time Technoplast Ltd.	11,626	23,482
Timken India Ltd.	1,599	61,047
Tips Music Ltd.	2,152	12,729
Titagarh Rail System Ltd.	4,701	36,281
Tourism Finance Corp. of India Ltd.	25,540	19,895
Transrail Lighting Ltd.	1,462	9,097
Trident Ltd.	70,492	19,874
Triveni Engineering & Industries Ltd.	4,030	17,500
Triveni Turbine Ltd.	5,375	28,898
TSF Investments Ltd.	5,861	25,900
TTK Prestige Ltd.	1,731	9,958
TVS Supply Chain Solutions Ltd.(1)	5,275	6,674
Uflex Ltd.	1,474	7,811
Ugro Capital Ltd.(1)	2,651	3,239
Ujjivan Small Finance Bank Ltd.(1)	56,845	36,293
Updater Services Ltd.(1)	643	1,114
Usha Martin Ltd.	10,036	46,269
UTI Asset Management Co. Ltd.	2,983	32,430
Utkarsh Small Finance Bank Ltd.(1)	14,882	2,263
Uttam Sugar Mills Ltd.	242	528
VA Tech Wabag Ltd.	1,401	19,484
Vadilal Industries Ltd.	151	8,214
Vaibhav Global Ltd.	2,732	6,786
Valor Estate Ltd.(1)	9,594	12,027
Vardhman Textiles Ltd.	5,454	32,667
Varroc Engineering Ltd.	3,126	18,609
Vascon Engineers Ltd.(1)	2,415	1,011
Vedant Fashions Ltd.	1,498	6,428
Veedol Corp. Ltd.	161	2,465
Venky's India Ltd.	211	3,129
V-Guard Industries Ltd.	10,903	37,614

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Vijaya Diagnostic Centre Ltd.	3,304	$36,591
Vimta Labs Ltd.	886	4,394
Vinati Organics Ltd.	1,577	25,609
VIP Industries Ltd.(1)	3,594	14,152
Visaka Industries Ltd.	1,013	682
Vishnu Chemicals Ltd.	1,063	5,880
V-Mart Retail Ltd.(1)	1,982	12,101
Voltamp Transformers Ltd.	328	32,874
VRL Logistics Ltd.	1,540	4,698
VST Tillers Tractors Ltd.	247	15,688
Waaree Renewable Technologies Ltd.(1)	1,595	14,974
Welspun Corp. Ltd.	2,578	23,452
Welspun Enterprises Ltd.	1,702	9,091
Welspun Living Ltd.	18,106	25,064
West Coast Paper Mills Ltd.	1,011	4,691
Westlife Foodworld Ltd.	3,464	18,846
Whirlpool of India Ltd.	2,363	23,990
Windlas Biotech Ltd.	468	3,893
Wockhardt Ltd.(1)	2,635	39,560
Wonderla Holidays Ltd.	479	2,513
Xchanging Solutions Ltd.	783	567
Yatharth Hospital & Trauma Care Services Ltd., Class C(1)	2,155	16,841
Zaggle Prepaid Ocean Services Ltd.(1)	2,545	6,382
Zee Entertainment Enterprises Ltd.	50,458	48,565
Zen Technologies Ltd.	886	13,296
Zensar Technologies Ltd.	6,384	39,768
ZF Commercial Vehicle Control Systems India Ltd.	492	82,073
Zuari Agro Chemicals Ltd.(1)	394	974
Zuari Industries Ltd.	535	1,550
		15,333,846
Indonesia — 1.9%
ABM Investama Tbk. PT	75,400	12,952
Adhi Karya Persero Tbk. PT(1)	336,900	4,869
AKR Corporindo Tbk. PT	880,000	68,025
Aspirasi Hidup Indonesia Tbk. PT	972,800	23,239
Astrindo Nusantara Infrastructure Tbk. PT(1)	2,321,300	40,670
Asuransi Tugu Pratama Indonesia Tbk. PT	188,800	16,257
Bank BTPN Syariah Tbk. PT	283,300	19,412
Bank Tabungan Negara Persero Tbk. PT	657,300	54,406
BFI Finance Indonesia Tbk. PT	1,126,700	52,719
Blue Bird Tbk. PT	58,700	6,130
Bukalapak.com Tbk. PT(1)	5,771,400	50,228
Buma Internasional Grup Tbk. PT(1)	712,200	12,655
Bumi Resources Minerals Tbk. PT(1)	3,738,500	216,101
Bumi Serpong Damai Tbk. PT(1)	609,600	30,122
Ciputra Development Tbk. PT	1,124,800	51,631
Dharma Satya Nusantara Tbk. PT	628,100	51,690
Elnusa Tbk. PT	477,500	24,271
Energi Mega Persada Tbk. PT(1)	1,526,500	160,796
ESSA Industries Indonesia Tbk. PT	1,133,400	43,607
Gajah Tunggal Tbk. PT	291,500	19,386
Global Mediacom Tbk. PT(1)	874,000	7,301
Harum Energy Tbk. PT(1)	339,200	23,547

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Hillcon Tbk. PT(1)	123,600	$250
Indika Energy Tbk. PT	225,200	49,209
Indo Tambangraya Megah Tbk. PT	39,500	53,622
Indocement Tunggal Prakarsa Tbk. PT	2,000	739
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	1,006,000	32,395
Japfa Comfeed Indonesia Tbk. PT	667,500	94,639
Jasa Marga Persero Tbk. PT	126,300	27,867
Kawasan Industri Jababeka Tbk. PT	1,866,900	22,913
Map Aktif Adiperkasa PT	1,437,800	60,330
Mark Dynamics Indonesia Tbk. PT	68,600	3,298
Matahari Department Store Tbk. PT	58,600	6,682
Media Nusantara Citra Tbk. PT(1)	774,500	10,794
Medikaloka Hermina Tbk. PT	1,001,800	76,740
Mitra Adiperkasa Tbk. PT	987,000	79,009
Mitra Pinasthika Mustika Tbk. PT	180,600	11,045
Panin Financial Tbk. PT(1)	1,077,000	17,326
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	391,300	27,414
Petrosea Tbk. PT	171,300	62,460
PP Persero Tbk. PT(1)	333,400	6,988
Prodia Widyahusada Tbk. PT	26,100	3,771
Rukun Raharja Tbk. PT	188,900	50,622
Sarana Menara Nusantara Tbk. PT	1,805,000	54,317
Sariguna Primatirta Tbk. PT	689,800	16,690
Sawit Sumbermas Sarana Tbk. PT	401,700	37,612
Selamat Sempurna Tbk. PT	320,700	34,905
Sumber Tani Agung Resources Tbk. PT	209,200	14,540
Summarecon Agung Tbk. PT	1,156,300	25,905
Surya Citra Media Tbk. PT	2,764,900	45,337
Surya Semesta Internusa Tbk. PT	241,400	19,908
Timah Tbk. PT	414,400	113,506
Wintermar Offshore Marine Tbk. PT	343,945	11,276
		2,062,123
Kuwait — 0.8%
A'ayan Leasing & Investment Co. KSCP	43,045	31,620
A'ayan Real Estate Co. SAK	56,491	26,248
Agility Public Warehousing Co. KSCC	101,830	45,759
Ali Alghanim Sons Automotive Co. KSCC	8,965	34,109
Arzan Financial Group for Financing & Investment KPSC	19,803	21,972
Boubyan Petrochemicals Co. KSCP	22,436	40,929
Boursa Kuwait Securities Co. KPSC	6,467	65,530
Combined Group Contracting Co. SAK	4,319	13,674
Commercial Real Estate Co. KSC	91,376	60,407
First Investment Co. KSCP(1)	21,770	7,844
Gulf Cables & Electrical Industries Group Co. KSCP	4,787	30,441
Heavy Engineering & Ship Building Co. KSCP	4,847	12,518
Humansoft Holding Co. KSC	4,310	36,831
Integrated Holding Co. KCSC	5,018	6,915
KAMCO Investment Co. KSC	20,882	14,651
Kuwait International Bank KSCP	55,641	50,661
Kuwait Telecommunications Co.	17,908	38,241
Mezzan Holding Co. KSCC	7,140	26,860
National Industries Group Holding SAK	127,445	104,706
National Investments Co. KSCP	32,275	29,236

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Noor Financial Investment Co. KSC	19,991	$26,341
Rasiyat Holding Co.(1)	16,623	21,071
Salhia Real Estate Co. KSCP	38,602	47,275
United Real Estate Co. SAKP(1)	40,922	37,341
		831,180
Malaysia — 1.4%
Aeon Co. M Bhd.	46,600	15,078
AirAsia X Bhd.(1)	5,500	2,796
Alliance Bank Malaysia Bhd.	50,311	65,152
Ancom Nylex Bhd.	18,484	4,297
Astro Malaysia Holdings Bhd.(1)	30,300	621
Bank Islam Malaysia Bhd.	29,100	18,468
Berjaya Corp. Bhd.(1)	288,900	20,044
Berjaya Food Bhd.(1)	18,685	1,009
Bermaz Auto Bhd.	37,400	8,125
Bumi Armada Bhd.	305,800	24,793
Cahya Mata Sarawak Bhd.	64,900	21,986
CCK Consolidated Holdings Bhd.	11,400	3,696
CTOS Digital Bhd.(2)	217,300	44,173
Cypark Resources Bhd.(1)	64,400	10,833
D&O Green Technologies Bhd.(1)	25,800	3,104
Dagang NeXchange Bhd.(1)	133,200	9,080
Dayang Enterprise Holdings Bhd.	45,100	20,786
Dufu Technology Corp. Bhd.	15,500	6,414
DXN Holdings Bhd.	31,600	4,057
Eco World Development Group Bhd.	20,500	11,848
EG Industries Bhd.	105,600	30,575
Ekovest Bhd.(1)	94,900	6,094
Farm Fresh Bhd.	93,500	62,958
Frontken Corp. Bhd.	60,300	58,052
Gas Malaysia Bhd.	8,200	10,108
Globetronics Technology Bhd.(1)	27,500	1,795
Greatech Technology Bhd.(1)	88,800	48,050
Hextar Global Bhd.	147,000	30,229
Hiap Teck Venture Bhd.	45,800	3,171
Hibiscus Petroleum Bhd.	70,300	28,963
Iskandar Waterfront City Bhd.(1)	34,900	2,328
ITMAX SYSTEM Bhd.	56,200	68,316
Jaya Tiasa Holdings Bhd.	80,600	22,979
JCY International Bhd.(1)	73,200	6,272
Johor Plantations Group Bhd.	98,000	39,035
Kelington Group Bhd.	118,100	165,690
Kossan Rubber Industries Bhd.	134,000	34,724
KSL Holdings Bhd.	11,100	8,806
LBS Bina Group Bhd.	37,900	4,575
Leong Hup International Bhd.	26,700	5,246
Mah Sing Group Bhd.	80,800	24,282
Malakoff Corp. Bhd.	196,700	39,645
Malaysia Smelting Corp. Bhd.	19,400	9,609
Malaysian Pacific Industries Bhd.	6,900	56,482
Malaysian Resources Corp. Bhd.	178,600	14,228
Matrix Concepts Holdings Bhd.	119,600	43,342
MBSB Bhd.	46,300	8,501

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Mega First Corp. Bhd.	47,700	$37,816
MSM Malaysia Holdings Bhd.(1)	20,000	4,642
Naim Holdings Bhd.(1)	7,100	1,285
Nationgate Holdings Bhd.	29,900	6,633
NEXG Bhd.(1)	244,000	17,551
Pecca Group Bhd.	30,000	12,951
Pentamaster Corp. Bhd.(1)	38,000	32,112
Perak Transit Bhd.	91,800	6,242
Ranhill Utilities Bhd.(1)	71,222	31,789
RGB International Bhd.	48,400	2,980
Sam Engineering & Equipment M Bhd.	12,600	10,778
Sime Darby Property Bhd.	93,300	34,734
SKP Resources Bhd.	18,100	2,277
Southern Cable Group Bhd.	61,500	32,974
SP Setia Bhd. Group	87,500	20,547
Sunway Construction Group Bhd.	29,900	54,156
Supermax Corp. Bhd.(1)	256,600	18,444
Swift Haulage Bhd.	12,900	1,374
UEM Sunrise Bhd.	166,300	24,543
Unisem M Bhd.	23,000	18,505
Velesto Energy Bhd.	637,800	50,046
VS Industry Bhd.	272,361	24,144
VSTECS Bhd.	7,900	9,077
WAVEFRONT Bhd.(1)	17,100	636
WCT Holdings Bhd.(1)	58,000	8,048
		1,594,699
Mexico — 2.1%
Alpek SAB de CV(1)(2)	82,545	39,446
Alsea SAB de CV	43,312	152,983
Banco del Bajio SA	84,810	282,815
Bolsa Mexicana de Valores SAB de CV	36,001	79,268
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	15,115	130,291
Corp. Inmobiliaria Vesta SAB de CV	65,698	241,323
Gentera SAB de CV	95,816	278,123
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,679	205,107
Grupo Televisa SAB, ADR	63,406	187,048
Grupo Traxion SAB de CV(1)(2)	19,630	15,160
La Comer SAB de CV	53,025	119,954
Megacable Holdings SAB de CV	81,128	314,629
Nemak SAB de CV(1)	95,281	17,925
Ollamani SAB(1)	5,064	22,347
Orbia Advance Corp. SAB de CV(1)	59,648	70,378
Regional SAB de CV	16,399	153,259
		2,310,056
Philippines — 0.5%
Alliance Global Group, Inc.	114,000	17,016
Converge Information & Communications Technology Solutions, Inc.	250,000	62,421
DigiPlus Interactive Corp.	127,700	35,605
Manila Water Co., Inc.	250,600	175,157
OceanaGold Philippines, Inc.	40,800	27,575
Philippine National Bank	5,070	5,646
Puregold Price Club, Inc.	72,800	53,006
Robinsons Land Corp.	248,200	79,639

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Synergy Grid & Development Phils, Inc.	83,200	$28,823
Wilcon Depot, Inc.	192,500	22,792
		507,680
Poland — 1.4%
AmRest Holdings SE	5,646	19,622
Auto Partner SA(2)	2,963	14,958
Bank Handlowy w Warszawie SA	879	29,331
Benefit Systems SA(1)	208	225,023
Cyfrowy Polsat SA(1)(2)	10,150	36,029
Diagnostyka SA	1,283	67,920
Enea SA	21,536	148,904
Eurocash SA(1)	3,183	5,637
Grupa Azoty SA(1)	2,159	10,012
Grupa Kety SA	654	198,030
Jastrzebska Spolka Weglowa SA(1)	6,083	46,232
KRUK SA	1,291	167,454
Modivo SA(1)(2)	2,543	78,908
Orange Polska SA	56,371	221,280
Pepco Group NV	14,958	123,517
Text SA	1,186	12,620
XTB SA	4,848	120,731
		1,526,208
Qatar — 0.7%
Baladna(1)	86,780	29,651
Barwa Real Estate Co.	260,632	183,349
Doha Bank QPSC(1)	289,510	234,646
Gulf International Services QSC	84,194	60,168
Mannai Corp. QSC	17,238	24,128
Mazaya Real Estate Development QPSC(1)	97,062	15,788
Medicare Group	19,768	28,740
United Development Co. QSC	148,108	39,479
Vodafone Qatar PQSC(1)	193,885	141,741
		757,690
Saudi Arabia — 2.6%
Abdullah Al Othaim Markets Co.	38,597	63,177
Abdullah Saad Mohammed Abo Moati Stationaries Co.	862	8,461
Advanced Building Industries Co.(1)	1,577	15,361
Advanced Petrochemical Co.(1)	9,581	60,381
Al Babtain Power & Telecommunication Co.	2,913	48,640
Al Hammadi Holding	5,321	34,468
Al Hassan Ghazi Ibrahim Shaker Co.	2,556	11,252
Al Jouf Agricultural Development Co.	1,240	16,173
Al Khaleej Training & Education Co.(1)	1,935	9,464
Al Majed for Oud Co.	805	35,597
Al Masane Al Kobra Mining Co.	3,357	87,405
Al Yamamah Steel Industries Co.	1,870	18,755
Al-Dawaa Medical Services Co.	1,436	18,717
AlKhorayef Water & Power Technologies Co.	752	23,141
Almawarid Manpower Co.	1,064	22,166
Almunajem Foods Co.	987	13,359
Alujain Corp.	1,754	10,090
Amlak International Finance Co.(1)	4,230	11,609
Arabian Centres Co.	16,417	79,179

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Arabian Contracting Services Co.(1)	2,002	$56,494
Arabian Drilling Co.	2,824	67,408
Arabian Pipes Co.	6,511	8,164
Arriyadh Development Co.	4,975	23,926
Ayyan Investment Co.(1)	3,405	9,898
BAAN Holding Group Co.(1)	11,992	5,679
BinDawood Holding Co.	18,797	22,012
Catrion Catering Holding Co.	3,165	64,330
City Cement Co.	4,002	12,272
Derayah Financial Co.	4,289	26,255
East Pipes Integrated Co. for Industry	1,457	54,478
Emaar Economic City(1)	7,960	18,137
Etihad GO Telecom Co.	1,570	36,070
Fourth Milling Co.	32,431	31,475
Jahez International Co.(1)	3,050	9,615
Knowledge Economic City Co.(1)	4,669	15,291
Leejam Sports Co. JSC	2,002	43,820
Lumi Rental Co.(1)	911	9,407
Maharah Human Resources Co.	20,990	33,613
Miahona	5,381	22,297
Middle East Healthcare Co.	1,853	15,591
Middle East Paper Co.(1)	2,152	9,818
Mobile Telecommunications Co. Saudi Arabia	23,584	72,191
Modern Mills Co.	1,610	11,092
National Agriculture Development Co.(1)	11,240	51,444
National Co. for Glass Industries	1,373	12,840
National Gas & Industrialization Co.	3,564	74,682
National Industrialization Co.(1)	31,430	70,184
National Medical Care Co.	1,391	45,975
Power & Water Utility Co. for Jubail & Yanbu(1)	5,968	49,518
Qassim Cement Co.	4,593	51,743
Rasan Information Technology Co.(1)	2,414	83,485
Retal Urban Development Co.	20,832	74,404
Riyadh Cement Co.	4,210	26,324
Saudi Arabian Amiantit Co.(1)	5,234	18,223
Saudi Automotive Services Co.(1)	2,553	36,022
Saudi Cement Co.	5,722	50,250
Saudi Ceramic Co.	3,016	20,942
Saudi Chemical Co. Holding	30,724	60,244
Saudi Co. For Hardware CJSC(1)	1,694	10,375
Saudi Ground Services Co.	5,095	44,031
Saudi Kayan Petrochemical Co.(1)	64,421	82,568
Saudi Manpower Solutions Co.	8,025	11,354
Saudi Paper Manufacturing Co.(1)	1,043	14,272
Saudi Pharmaceutical Industries & Medical Appliances Corp.(1)	5,296	39,592
Saudi Real Estate Co.(1)	8,127	28,527
Saudi Reinsurance Co.(1)	3,921	24,474
Saudi Steel Pipe Co.	1,089	11,159
Saudia Dairy & Foodstuff Co.	1,190	63,196
Savola Group(1)	12,829	77,025
Seera Group Holding(1)	11,571	70,789
SHL Finance Co.(1)	2,603	11,291
Southern Province Cement Co.	3,522	20,189

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Specialized Medical Co.	5,063	$25,129
Sport Clubs Co.(1)	2,644	4,841
Sustained Infrastructure Holding Co.	3,247	23,164
Tamkeen Human Resources Co.	1,461	18,315
Theeb Rent A Car Co.	2,526	21,396
United Carton Industries Co.	2,767	17,712
United Electronics Co.	3,234	71,246
United International Holding Co.(1)	582	20,894
United International Transportation Co.	3,986	42,934
Walaa Cooperative Insurance Co.(1)	7,791	20,905
Wataniya Insurance Co.(1)	2,357	7,580
Yamama Cement Co.	6,911	45,089
Yanbu Cement Co.	7,306	27,921
Zahrat Al Waha For Trading Co.	30,568	19,489
		2,868,465
South Africa — 5.2%
AECI Ltd.	14,951	103,354
African Rainbow Minerals Ltd.	12,900	203,188
Afrimat Ltd.	9,034	21,557
Aspen Pharmacare Holdings Ltd.	44,954	382,443
Astral Foods Ltd.	5,810	101,679
AVI Ltd.	40,340	284,556
Boxer Retail Ltd.(2)	17,553	77,976
Coronation Fund Managers Ltd.	29,451	92,990
DataTec Ltd.	34,416	166,642
Dis-Chem Pharmacies Ltd.(2)	65,961	153,308
DRDGOLD Ltd.	58,496	220,240
Exxaro Resources Ltd.	27,667	344,265
Fortress Real Estate Investments Ltd., Class B	154,443	254,594
Foschini Group Ltd.	46,293	252,102
Grindrod Ltd.(2)	60,101	70,397
Life Healthcare Group Holdings Ltd.	168,770	128,347
Lighthouse Properties PLC	129,742	71,323
Momentum Group Ltd.	137,505	349,394
Motus Holdings Ltd.	17,570	148,606
Mr. Price Group Ltd.	24,195	278,791
NEPI Rockcastle NV(1)	1,235	11,484
Netcare Ltd.	164,612	177,505
Ninety One Ltd.	24,612	84,179
Omnia Holdings Ltd.	18,855	105,836
Pick n Pay Stores Ltd.(1)(2)	46,293	56,314
Raubex Group Ltd.	15,779	56,678
Reunert Ltd.	15,353	63,373
Santam Ltd.	1,882	51,765
Sappi Ltd.(1)(2)	57,228	60,497
SPAR Group Ltd.(1)(2)	20,726	91,360
Sun International Ltd.	19,149	53,170
Super Group Ltd.	63,783	68,767
Telkom SA SOC Ltd.	39,117	158,315
Thungela Resources Ltd.(2)	12,037	84,286
Tiger Brands Ltd.	13,201	264,064
Truworths International Ltd.(2)	55,381	209,206
Wilson Bayly Holmes-Ovcon Ltd.	1,073	14,243

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Woolworths Holdings Ltd.	109,561	$375,626
		5,692,420
South Korea — 16.2%
Able C&C Co. Ltd.	1,308	10,452
Aekyung Chemical Co. Ltd.(1)	1,119	8,137
Aekyung Industrial Co. Ltd.	530	5,922
Agabang & Co.(1)	1,757	6,055
Ahnlab, Inc.	336	15,226
Amorepacific Holdings Corp.	2,829	61,593
Ananti, Inc.(1)	3,306	19,768
Aprogen Biologics, Inc.(1)	3,819	870
Asiana Airlines, Inc.(1)	1,434	7,732
BGF retail Co. Ltd.	649	56,205
BH Co. Ltd.	1,230	16,496
Binggrae Co. Ltd.	589	33,502
BNK Financial Group, Inc.	28,293	391,751
Boryung	1,794	12,411
Byucksan Corp.	831	1,153
C&C International Co. Ltd.(1)	229	4,892
Cafe24 Corp.(1)	972	22,458
Caregen Co. Ltd.	730	69,451
Celltrion Pharm, Inc.	2,183	108,850
Cheil Worldwide, Inc.	7,740	118,016
Cheryong Electric Co. Ltd.	590	22,903
Chong Kun Dang Pharmaceutical Corp.	817	52,986
Chunbo Co. Ltd.(1)	49	1,837
CJ CGV Co. Ltd.(1)	6,051	23,305
CJ CheilJedang Corp.	733	108,938
CJ ENM Co. Ltd.(1)	875	44,159
CJ Logistics Corp.	589	53,911
Classys, Inc.(1)	2,492	101,054
Cosmax, Inc.(1)	695	91,803
Coway Co. Ltd.(1)	3,171	180,163
CS Wind Corp.(1)	1,974	73,672
Curexo, Inc.(1)	486	5,740
Daeduck Electronics Co. Ltd.	2,096	91,471
Daejoo Electronic Materials Co. Ltd.	557	39,045
Daesang Corp.	2,246	35,190
Daewoo Engineering & Construction Co. Ltd.(1)	16,227	114,745
Daewoong Co. Ltd.	2,406	45,131
Daewoong Pharmaceutical Co. Ltd.	416	50,866
Daishin Securities Co. Ltd.	3,191	99,676
D'Alba Global Co. Ltd.	265	31,249
Danal Co. Ltd.(1)	538	3,168
Daou Data Corp.	375	6,914
Daou Technology, Inc.	2,139	80,888
DB HiTek Co. Ltd.	3,727	248,703
DB Securities Co. Ltd.	3,012	32,796
Dear U Co. Ltd.	799	21,270
Dentium Co. Ltd.(1)	468	16,408
DI Dong Il Corp.(1)	930	15,538
DL E&C Co. Ltd.(1)	2,130	75,635
DL Holdings Co. Ltd.(1)	919	33,028

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
DN Automotive Corp.	1,616	$30,605
Dong-A Socio Holdings Co. Ltd.	198	16,071
Dong-A ST Co. Ltd.	159	5,786
Dongjin Semichem Co. Ltd.	3,078	117,704
DongKook Pharmaceutical Co. Ltd.	2,436	34,536
Dongsuh Cos., Inc.	3,715	70,718
Dongwha Enterprise Co. Ltd.(1)	359	2,542
Dongwon Industries Co. Ltd.	272	8,123
Dongwon Systems Corp.	337	6,184
Doosan Bobcat, Inc.	5,901	266,092
Doosan Co. Ltd.	124	110,334
Doosan Fuel Cell Co. Ltd.(1)	3,485	96,426
Doosan Tesna, Inc.	359	17,017
DoubleUGames Co. Ltd.(1)	810	29,820
Douzone Bizon Co. Ltd.	1,932	158,811
Dreamtech Co. Ltd.	829	4,490
Duk San Neolux Co. Ltd.(1)	980	28,437
E-MART, Inc.	2,139	156,064
EMRO, Inc.(1)	332	9,412
EM-Tech Co. Ltd.	295	1,483
Eo Technics Co. Ltd.(1)	928	270,547
Eugene Investment & Securities Co. Ltd.	7,290	26,888
Eugene Technology Co. Ltd.	1,413	131,862
F&F Co. Ltd.	1,726	84,626
Foosung Co. Ltd.(1)	1,276	7,135
Gaonchips Co. Ltd.(1)	216	10,469
Genexine, Inc.(1)	256	778
GigaVis Co. Ltd.	50	2,508
GOLFZON Co. Ltd.(1)	217	8,269
Gradiant Corp.	276	2,101
Grand Korea Leisure Co. Ltd.	2,467	22,444
Green Cross Corp.(1)	633	74,318
Green Cross Holdings Corp.(1)	2,557	28,259
GS Engineering & Construction Corp.	5,698	88,690
GS Retail Co. Ltd.	2,867	43,819
HAESUNG DS Co. Ltd.	273	12,273
Han Kuk Carbon Co. Ltd.(1)	3,754	109,400
Hana Materials, Inc.	375	16,278
Hana Micron, Inc.	6,563	165,607
Hana Tour Service, Inc.	717	23,957
Hancom, Inc.	669	10,575
Handsome Co. Ltd.	425	7,017
Hanil Cement Co. Ltd.	1,173	14,820
Hankook & Co. Co. Ltd.	1,904	41,426
Hanmi Science Co. Ltd.(1)	1,970	59,752
Hanon Systems(1)	19,567	63,098
Hansae Co. Ltd.	614	6,101
Hansol Chemical Co. Ltd.	1,287	301,994
Hansol Technics Co. Ltd.	2,212	9,533
Hanwha Engine(1)	6,051	227,020
Hanwha General Insurance Co. Ltd.(1)	4,074	21,617
Hanwha Investment & Securities Co. Ltd.(1)	11,149	64,775
Hanwha Life Insurance Co. Ltd.(1)	5,043	17,369

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Hanwha Solutions Corp.(1)	5,804	$213,332
Harim Holdings Co. Ltd.	1,609	18,078
HD Construction Equipment Co. Ltd.	3,211	313,281
HD Hyundai Energy Solutions Co. Ltd.(1)	42	3,030
HDC Holdings Co. Ltd.	2,389	40,994
HDC Hyundai Development Co-Engineering & Construction, E Shares	2,878	46,304
HD-Hyundai Marine Engine(1)	2,097	127,339
Hite Jinro Co. Ltd.	3,054	37,722
HK inno N Corp.(1)	1,674	62,771
HL Mando Co. Ltd.	4,422	192,777
Hotel Shilla Co. Ltd.(1)	2,255	75,108
HPSP Co. Ltd.	6,441	200,954
HS Hyosung Advanced Materials Corp.(1)	188	32,791
HS Hyosung Corp.(1)	46	2,128
Hugel, Inc.(1)	405	76,029
Humasis Co. Ltd.(1)	1,482	817
Humedix Co. Ltd.	445	13,183
Hyosung Corp.	1,009	118,591
Hyosung Heavy Industries Corp.	339	664,505
Hyosung TNC Corp.	199	58,926
HYUNDAI Corp.	609	11,695
Hyundai Department Store Co. Ltd.	1,142	87,276
Hyundai Elevator Co. Ltd.	1,378	94,441
Hyundai Feed, Inc.(1)	668	—
Hyundai Home Shopping Network Corp.	173	10,229
Hyundai Marine & Fire Insurance Co. Ltd.(1)	4,488	107,170
Hyundai Steel Co.	9,765	314,923
Hyundai Wia Corp.	1,832	128,826
Iljin Electric Co. Ltd.	1,847	114,820
iM Financial Group Co. Ltd.	14,716	188,073
Innocean Worldwide, Inc.	295	4,110
Innox Advanced Materials Co. Ltd.(1)	833	20,265
Insun ENT Co. Ltd.(1)	335	1,002
Intekplus Co. Ltd.	160	1,785
Intellian Technologies, Inc.	452	37,848
Interflex Co. Ltd.(1)	1,189	9,850
INTOPS Co. Ltd.	1,196	16,373
IS Dongseo Co. Ltd.(1)	467	10,091
ISC Co. Ltd.	1,245	167,239
i-SENS, Inc.	1,165	19,012
ISU Specialty Chemical(1)	1,226	98,094
Jahwa Electronics Co. Ltd.(1)	128	3,715
JB Financial Group Co. Ltd.	13,710	302,314
Jeju Air Co. Ltd.(1)	2,135	9,037
Jin Air Co. Ltd.(1)	1,377	6,757
JNTC Co. Ltd.(1)	369	5,713
Jusung Engineering Co. Ltd.	2,074	81,019
JW Pharmaceutical Corp.(1)	754	18,994
JYP Entertainment Corp.(1)	2,164	104,849
K Car Co. Ltd.	506	5,240
Kakao Games Corp.(1)	2,401	24,402
Kangwon Energy Co. Ltd.(1)	209	2,280
Kangwon Land, Inc.	6,999	92,599
KC Co. Ltd.	315	7,668

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
KC Tech Co. Ltd.	1,144	$39,113
KCC Corp.	444	200,998
KCC Glass Corp.	281	5,666
KEPCO Plant Service & Engineering Co. Ltd.(1)	972	41,882
KG Chemical Corp.(1)	1,034	3,911
KG Dongbusteel	2,549	10,714
KG Eco Solution Co. Ltd.(1)	374	1,702
KG Mobility Co.(1)	3,275	9,206
KH Vatec Co. Ltd.	1,909	23,337
KISCO Corp.	1,102	7,801
Koh Young Technology, Inc.	3,585	79,311
Kolmar BNH Co. Ltd.(1)	405	3,935
Kolmar Korea Co. Ltd.(1)	1,424	75,414
Kolon Industries, Inc.	2,000	94,081
Kolon Life Science, Inc.(1)	556	24,593
KoMiCo Ltd.(1)	689	53,354
KONA I Co. Ltd.(1)	961	44,569
Korea Electric Terminal Co. Ltd.	388	21,804
Korea Gas Corp.	1,902	54,496
Korea Line Corp.(1)	10,398	15,682
Korea Petrochemical Ind Co. Ltd.	206	27,170
Korean Reinsurance Co.	15,493	150,068
Kumho Petrochemical Co. Ltd.(1)	1,625	173,125
Kumho Tire Co., Inc.(1)	6,825	33,079
Kyung Dong Navien Co. Ltd.	451	20,117
Lake Materials Co. Ltd.	4,614	75,950
LG H&H Co. Ltd.	790	146,594
LG Innotek Co. Ltd.	1,909	422,951
LOGEN Co. Ltd.(1)	485	708
Lotte Chemical Corp.	2,127	141,838
Lotte Chilsung Beverage Co. Ltd.	475	45,904
Lotte Corp.	2,034	50,625
Lotte Energy Materials Corp.(1)	1,597	49,713
LOTTE Fine Chemical Co. Ltd.	1,206	42,844
Lotte Innovate Co. Ltd.	196	3,241
Lotte Rental Co. Ltd.	935	21,950
Lotte Shopping Co. Ltd.	925	69,128
Lotte Tour Development Co. Ltd.(1)	4,296	69,112
Lotte Wellfood Co. Ltd.	180	15,879
LVMC Holdings(1)	7,719	8,474
LX International Corp.	3,337	98,836
LX Semicon Co. Ltd.	1,099	44,686
Mcnex Co. Ltd.	180	3,418
Medytox, Inc.	536	47,987
MegaStudyEdu Co. Ltd.(1)	442	14,752
Misto Holdings Corp.	2,339	79,533
MNTech Co. Ltd.	860	6,812
Myoung Shin Industrial Co. Ltd.(1)	1,096	8,700
Namhae Chemical Corp.	324	1,660
Naturecell Co. Ltd.(1)	1,604	23,935
NCSoft Corp.	702	112,593
Neowiz(1)	105	1,911
NEPES Corp.(1)	1,998	26,124

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Netmarble Corp.	1,838	$67,068
Nexen Tire Corp.	1,272	7,941
Nexon Games Co. Ltd.(1)	545	4,493
NEXTIN, Inc.	145	8,300
NHN Corp.(1)	286	7,537
NICE Information Service Co. Ltd.	2,655	31,607
NongShim Co. Ltd.(1)	370	110,518
OCI Holdings Co. Ltd.	1,465	154,485
Orion Corp.(1)	2,648	245,553
Orion Holdings Corp.(1)	2,673	44,290
Otoki Corp.	180	49,686
Pan Ocean Co. Ltd.	30,524	111,979
Paradise Co. Ltd.	4,218	58,614
Park Systems Corp.	348	69,876
Partron Co. Ltd.	1,345	8,038
People & Technology, Inc.	1,872	71,185
PharmaResearch Co. Ltd.	636	154,466
Pharmicell Co. Ltd.	532	6,010
PI Advanced Materials Co. Ltd.(1)	948	13,205
Pond Group Co. Ltd.	496	2,140
Poongsan Corp.(1)	1,612	129,522
PSK Holdings, Inc.	473	28,767
PSK, Inc.	988	44,099
RFHIC Corp.(1)	146	5,762
S&S Tech Corp.	1,619	111,304
S-1 Corp.	1,897	115,578
Samchully Co. Ltd.	20	2,122
Samsung Pharmaceutical Co. Ltd.(1)	8,793	12,185
Samyang Foods Co. Ltd.	298	252,964
Sanil Electric Co. Ltd.	810	93,728
SD Biosensor, Inc.(1)	2,479	14,552
SeAH Besteel Holdings Corp.	1,969	94,727
SeAH Steel Corp.	18	1,661
SeAH Steel Holdings Corp.	122	12,044
Sebang Co. Ltd.	94	1,033
Sebang Global Battery Co. Ltd.	376	18,005
Seegene, Inc.	2,486	45,353
Seobu T&D(1)	788	8,586
Seojin System Co. Ltd.(1)	829	27,422
Seoul Guarantee Insurance Co.	1,152	46,682
Seoul Semiconductor Co. Ltd.(1)	2,409	19,291
Seoyon E-Hwa Co. Ltd.(1)	419	4,840
SFA Engineering Corp.	869	20,445
SFA Semicon Co. Ltd.(1)	8,583	47,170
SGC Energy Co. Ltd.(1)	93	3,260
SHIFT UP Corp.(1)	1,035	23,248
Shinsegae International, Inc.	499	4,612
Shinsegae, Inc.	535	136,819
Shinsung Delta Tech Co. Ltd.	1,088	53,015
Shinyoung Securities Co. Ltd.	520	81,697
SK Chemicals Co. Ltd.	891	42,585
SK Discovery Co. Ltd.	319	13,267
SK Eternix Co. Ltd.(1)	186	3,718

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
SK Gas Ltd.	81	$13,116
SK IE Technology Co. Ltd.(1)	2,134	40,198
SK Networks Co. Ltd.	5,655	22,603
SK oceanplant Co. Ltd.(1)	2,286	30,673
SK Securities Co. Ltd.	30,430	44,985
SL Corp.(1)	1,238	63,171
SM Entertainment Co. Ltd.	683	54,786
SNT Dynamics Co. Ltd.	1,185	46,072
SNT Motiv Co. Ltd.	851	22,048
SOLUM Co. Ltd.(1)	4,246	54,560
Solus Advanced Materials Co. Ltd.	2,123	13,211
Soop Co. Ltd.	579	28,562
Soulbrain Co. Ltd.	308	95,571
Soulbrain Holdings Co. Ltd.	271	10,488
SPG Co. Ltd.(1)	264	26,588
ST Pharm Co. Ltd.(1)	1,500	158,565
Studio Dragon Corp.(1)	904	28,046
Sung Kwang Bend Co. Ltd.	1,183	28,816
Sungwoo Hitech Co. Ltd.	1,936	11,964
Synopex, Inc.(1)	3,873	18,149
Taekwang Industrial Co. Ltd.(1)	9	9,069
Taesung Co. Ltd.(1)	1,202	65,956
Taewoong Co. Ltd.(1)	884	21,785
TCC Steel(1)	105	1,131
TechWing, Inc.	1,490	48,373
TES Co. Ltd.	1,511	77,525
TK Corp.(1)	977	19,103
TKG Huchems Co. Ltd.	1,028	13,562
Tokai Carbon Korea Co. Ltd.	295	46,212
Tongyang Life Insurance Co. Ltd.(1)	2,845	14,991
TSE Co. Ltd.	61	3,696
Unid Co. Ltd.(1)	196	11,180
Value Added Technology Co. Ltd.(1)	236	4,487
VT Co. Ltd.(1)	1,680	20,241
Won Tech Co. Ltd.	3,017	16,217
WONIK IPS Co. Ltd.	3,996	348,936
Wonik QnC Corp.(1)	883	19,176
Woongjin Thinkbig Co. Ltd.	857	675
W-Scope Chungju Plant Co. Ltd.(1)	417	2,905
YC Corp.(1)	1,245	18,797
YG Entertainment, Inc.	703	36,138
Youlchon Chemical Co. Ltd.	768	14,074
Youngone Corp.	2,022	135,756
Youngone Holdings Co. Ltd.	424	73,436
Yungjin Pharmaceutical Co. Ltd.(1)	848	1,185
		17,760,299
Taiwan — 21.4%
91APP, Inc.	2,000	3,999
Aaeon Technology, Inc.	2,000	7,341
Abico Avy Co. Ltd.	3,135	4,437
Ability Enterprise Co. Ltd.	7,838	20,007
Ability Opto-Electronics Technology Co. Ltd.	2,000	6,893
AcBel Polytech, Inc.	56,000	91,827

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Ace Pillar Co. Ltd.	3,000	$8,259
Acer E-Enabling Service Business, Inc.	1,000	6,543
Acer, Inc.	141,000	123,149
ACES Electronic Co. Ltd.	9,000	18,291
Acme Electronics Corp.(1)	10,000	8,885
Acter Group Corp. Ltd.	9,000	205,127
Action Electronics Co. Ltd.	3,000	1,002
Actron Technology Corp.	5,000	20,802
ADATA Technology Co. Ltd.	38,000	340,106
Adimmune Corp.(1)	27,000	15,574
Adlink Technology, Inc.	6,000	12,396
Advanced Analog Technology, Inc.	1,000	1,480
Advanced International Multitech Co. Ltd.	3,000	6,586
Advanced Power Electronics Corp.	4,000	12,435
Advanced Wireless Semiconductor Co.	10,000	38,786
Advancetek Enterprise Co. Ltd.	14,000	12,832
AEWIN Technologies Co. Ltd.	1,000	1,492
AGV Products Corp.	12,000	4,027
AIC, Inc.	2,093	30,014
Air Asia Co. Ltd.	7,000	11,758
Alcor Micro Corp.(1)	8,000	30,519
Alexander Marine Co. Ltd.	2,000	10,839
ALI Corp.(1)	600	472
All Ring Tech Co. Ltd.	7,000	120,714
Allied Circuit Co. Ltd.	1,078	7,374
Allied Supreme Corp.	3,000	23,403
Allis Electric Co. Ltd.	10,199	41,470
Alltek Technology Corp.	16,000	18,681
Alltop Technology Co. Ltd.	4,000	37,638
Alpha Networks, Inc.(1)	22,000	21,643
Altek Corp.	22,000	27,680
Ambassador Hotel	5,000	7,023
Ampak Technology, Inc.	2,000	4,884
Ampire Co. Ltd.	2,000	1,715
Ample Electronic Technology Co. Ltd.	2,000	12,477
AMPOC Far-East Co. Ltd.	5,540	21,818
AmTRAN Technology Co. Ltd.	43,380	54,330
Analog Integrations Corp.	1,000	8,739
Anji Technology Co. Ltd.(1)	5,000	5,887
Anpec Electronics Corp.	5,000	37,519
Apac Opto Electronics, Inc.	3,000	8,248
Apacer Technology, Inc.	7,000	26,822
APAQ Technology Co. Ltd.	2,000	11,895
Apex Biotechnology Corp.	2,000	1,931
Apex International Co. Ltd.(1)	17,288	25,753
ARBOR Technology Corp.	3,000	3,732
Arcadyan Technology Corp.	11,000	68,863
Ardentec Corp.	51,000	254,805
Argosy Research, Inc.	6,000	29,649
Asia Optical Co., Inc.	18,000	86,168
Asia Tech Image, Inc.	2,000	4,910
ASIX Electronics Corp.	1,000	3,242
ASROCK, Inc.	1,000	7,258

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
ATE Energy International Co. Ltd.	4,000	$3,185
AURAS Technology Co. Ltd.	6,000	216,685
Aurotek Corp.	2,000	7,302
AV Tech Corp.	3,000	3,000
Avalue Technology, Inc.	4,000	11,514
AVer Information, Inc.	1,000	1,092
Avermedia Technologies	10,000	11,836
Axiomtek Co. Ltd.	4,000	10,296
Azurewave Technologies, Inc.	5,000	9,794
Bafang Yunji International Co. Ltd.	2,000	11,792
Bank of Kaohsiung Co. Ltd.	53,882	22,202
Baotek Industrial Materials Ltd.	7,000	24,303
Basso Industry Corp.	4,000	4,322
BES Engineering Corp.(1)	123,935	68,500
Bin Chuan Enterprise Co. Ltd.(1)	3,000	5,354
B'in Live Co. Ltd.	1,100	2,866
Biostar Microtech International Corp.(1)	15,000	11,289
Bioteque Corp.	1,000	3,957
Bizlink Holding, Inc.	2,019	89,218
Bonny Worldwide Ltd.	1,000	5,431
Bora Pharmaceuticals Co. Ltd.	4,000	64,765
Brave C&H Supply Co. Ltd.	1,000	2,211
Brightek Optoelectronic Co. Ltd.	3,000	3,688
Brillian Network & Automation Integrated System Co. Ltd.	3,086	34,432
Brogent Technologies, Inc.	4,000	12,618
Browave Corp.	2,000	48,262
C Sun Manufacturing Ltd.	3,000	30,355
Capital Futures Corp.	3,450	5,852
Capital Securities Corp.	158,000	161,181
Career Technology MFG. Co. Ltd.(1)	39,000	20,379
Castles Technology Co. Ltd.	4,050	6,714
Caswell, Inc.	2,000	5,196
Cathay Consolidated, Inc.	3,000	9,715
CCP Contact Probes Co. Ltd.(1)	1,000	2,955
Celxpert Energy Corp.	5,000	6,069
Cenra, Inc.	1,500	1,636
Center Laboratories, Inc.(1)	47,368	66,223
Central Reinsurance Co. Ltd.	38,000	33,620
Century Iron & Steel Industrial Co. Ltd.	8,000	32,665
ChainQui Construction Development Co. Ltd.(1)	3,000	1,394
Chaintech Technology Corp.	5,000	4,503
Chang Wah Electromaterials, Inc.	27,000	37,226
Chang Wah Technology Co. Ltd.	17,000	26,810
Channel Well Technology Co. Ltd.	16,000	30,403
Charoen Pokphand Enterprise	19,000	92,705
CHC Healthcare Group	9,000	9,499
Chen Full International Co. Ltd.	4,000	5,334
Chenbro Micom Co. Ltd.	3,000	86,472
Chenfull Precision Co. Ltd.	1,000	3,516
Cheng Fwa Industrial Co. Ltd.	1,000	663
Cheng Loong Corp.	29,000	16,998
Cheng Mei Materials Technology Corp.(1)	30,000	13,474
Cheng Uei Precision Industry Co. Ltd.	18,000	22,750

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Chenming Electronic Technology Corp.	11,000	$39,191
Chicony Electronics Co. Ltd.	37,000	147,808
Chicony Power Technology Co. Ltd.	7,000	20,248
Chief Telecom, Inc.	2,000	23,921
Chien Kuo Construction Co. Ltd.	3,200	3,383
China Container Terminal Corp.	2,000	1,586
China Ecotek Corp.	1,000	1,647
China Electric Manufacturing Corp.	7,000	2,973
China General Plastics Corp.	7,000	2,767
China Glaze Co. Ltd.	3,000	2,458
China Man-Made Fiber Corp.(1)	78,000	17,780
China Metal Products	11,000	8,574
China Motor Corp.	13,000	24,772
China Petrochemical Development Corp.(1)	288,000	76,320
China Steel Chemical Corp.	10,000	23,040
China Wire & Cable Co. Ltd.	5,000	6,167
Chinese Maritime Transport Ltd.	3,000	6,315
Ching Feng Home Fashions Co. Ltd.	5,000	3,042
Chin-Poon Industrial Co. Ltd.	25,000	33,279
ChipMOS Technologies, Inc.(1)	45,000	101,167
Chlitina Holding Ltd.(1)	3,000	10,488
Chong Hong Construction Co. Ltd.	13,000	31,351
Chun Yuan Steel Industry Co. Ltd.	25,000	18,214
Chung Hwa Chemical Industrial Works Ltd.	4,000	6,031
Chung Hwa Pulp Corp.(1)	9,000	3,594
Chung-Hsin Electric & Machinery Manufacturing Corp.	38,000	212,422
Chunghwa Precision Test Tech Co. Ltd.	2,000	235,402
Cleanaway Co. Ltd.	71,000	79,544
Clevo Co.	29,000	36,447
CMC Magnetics Corp.(1)	46,000	16,461
CoAsia Electronics Corp.	8,000	18,036
Complex Micro Interconnection Co. Ltd.	1,000	1,321
Compucase Enterprise	6,000	13,685
Concord International Securities Co. Ltd.	22,686	19,732
Concord Securities Co. Ltd.	55,435	31,826
Continental Holdings Corp.	17,000	12,137
Contrel Technology Co. Ltd.	9,000	13,893
Coremax Corp.	7,284	17,991
Coretronic Corp.	13,000	36,721
Co-Tech Development Corp.	30,000	272,305
Creative Sensor, Inc.	2,700	5,145
Cryomax Cooling System Corp.	1,143	1,565
CSBC Corp. Taiwan(1)	28,000	21,603
CTCI Corp.	30,805	30,815
CviLux Corp.	1,700	5,371
Cyberlink Corp.	5,000	11,214
CyberPower Systems, Inc.	2,000	12,358
CyberTAN Technology, Inc.(1)	9,000	7,567
DA CIN Construction Co. Ltd.	12,000	28,202
Da-Li Development Co. Ltd.	7,987	12,067
Darfon Electronics Corp.	10,000	9,946
Darwin Precisions Corp.(1)	6,300	2,770
Daxin Materials Corp.	5,000	67,281

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
De Licacy Industrial Co. Ltd.	20,880	$7,333
Delpha Construction Co. Ltd.	31,000	26,455
Depo Auto Parts Ind Co. Ltd.	8,000	35,934
Desiccant Technology Corp.	3,000	17,241
DFI, Inc.	1,000	1,964
Dimerco Express Corp.	3,000	7,550
DingZing Advanced Materials, Inc.	1,000	2,894
D-Link Corp.(1)	27,000	13,429
DONPON PRECISION, Inc.	1,400	2,207
Dr. Wu Skincare Co. Ltd.	1,000	3,757
Draytek Corp.	1,000	873
Drewloong Precision, Inc.	2,051	9,675
Dynamic Holding Co. Ltd.	23,390	115,798
Dynapack International Technology Corp.	14,000	136,340
E&R Engineering Corp.(1)	3,000	9,150
Eastech Holding Ltd.	5,000	15,754
Eastern Media International Corp.	14,270	9,363
ECOVE Environment Corp.	2,000	19,166
Edimax Technology Co. Ltd.	6,000	3,392
Edison Opto Corp.	3,000	1,800
Edom Technology Co. Ltd.(1)	12,000	15,232
Egis Technology, Inc.(1)	1,000	3,794
Elan Microelectronics Corp.	24,000	92,856
E-Lead Electronic Co. Ltd.	8,000	11,510
Elite Advanced Laser Corp.	6,000	58,213
Elitegroup Computer Systems Co. Ltd.	11,000	9,599
Emerging Display Technologies Corp.	1,000	742
Ennoconn Corp.	7,000	63,102
Ennostar, Inc.(1)	47,000	56,949
Episil Technologies, Inc.(1)	19,000	36,567
Episil-Precision, Inc.	1,000	1,986
Eris Technology Corp.	1,000	5,757
Eson Precision Ind Co. Ltd.	8,000	21,616
Eternal Materials Co. Ltd.	99,000	216,587
Eurocharm Holdings Co. Ltd.	2,000	9,322
Ever Ohms Technology Co. Ltd.	2,000	1,994
Ever Supreme Bio Technology Co. Ltd.	7,299	35,844
Evergreen Aviation Technologies Corp.	8,000	45,353
Evergreen International Storage & Transport Corp.	15,500	27,613
EVERGREEN Steel Corp.	16,000	52,598
Everlight Chemical Industrial Corp.	39,000	33,610
Everlight Electronics Co. Ltd.	29,000	54,268
Evertop Wire Cable Corp.	5,000	4,628
Excelsior Medical Co. Ltd.	2,366	5,910
EZconn Corp.	3,105	209,179
Falcon Machine Tools Co. Ltd.(1)	2,140	1,271
Far Eastern Department Stores Ltd.	70,000	50,856
Far Eastern International Bank	277,000	114,501
Faraday Technology Corp.	16,000	85,213
Farglory F T Z Investment Holding Co. Ltd.	1,101	1,959
Farglory Land Development Co. Ltd.	24,000	52,094
Favite, Inc.	4,000	16,042
Federal Corp.(1)	11,000	7,329

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Feedback Technology Corp.	3,080	$14,198
Feng Hsin Steel Co. Ltd.	15,000	32,469
FIC Global, Inc.	1,000	1,866
FineMat Applied Materials Co. Ltd.(1)	1,000	1,102
FineTek Co. Ltd.	1,040	3,461
Firich Enterprises Co. Ltd.	6,000	4,460
First Copper Technology Co. Ltd.	14,000	20,504
First Hi-Tec Enterprise Co. Ltd.	4,000	36,751
First Insurance Co. Ltd.	17,000	14,879
First Steamship Co. Ltd.(1)	15,000	2,586
FIT Holding Co. Ltd.	8,000	6,417
Fitipower Integrated Technology, Inc.	8,000	37,783
Fittech Co. Ltd.(1)	2,101	8,812
FLEXium Interconnect, Inc.(1)	25,000	51,218
Flytech Technology Co. Ltd.	10,000	29,744
FocalTech Systems Co. Ltd.(1)	13,000	21,909
FOCI Fiber Optic Communications, Inc.(1)	1,072	20,148
Forcecon Tech Co. Ltd.	6,932	20,339
Forest Water Environment Engineering Co. Ltd.	1,032	1,271
Formosa International Hotels Corp.	4,000	24,121
Formosa Laboratories, Inc.	7,000	12,657
Formosa Optical Technology Co. Ltd.	1,000	3,186
Formosa Sumco Technology Corp.	7,000	30,481
Formosa Taffeta Co. Ltd.	57,000	33,200
Formosan Union Chemical Corp.	16,000	8,525
Founding Construction & Development Co. Ltd.	3,000	1,395
Foxconn Technology Co. Ltd.	79,000	148,861
Foxsemicon Integrated Technology, Inc.	7,000	69,632
Foxwell Power Co. Ltd.	3,000	8,470
Franbo Lines Corp.	21,000	13,488
FSP Technology, Inc.	7,000	12,330
Fu Hua Innovation Co. Ltd.	27,324	14,890
Fulgent Sun International Holding Co. Ltd.	12,236	36,531
Fulltech Fiber Glass Corp.(1)	29,316	101,628
Fusheng Precision Co. Ltd.	4,000	33,808
G Shank Enterprise Co. Ltd.	10,117	27,108
Galaxy Software Services Corp.	2,100	8,315
Gallant Micro Machining Co. Ltd.	1,000	25,249
Gallant Precision Machining Co. Ltd.	9,000	25,943
Gamania Digital Entertainment Co. Ltd.	8,000	13,466
GEM Terminal Industrial Co. Ltd.(1)	1,000	889
Gemtek Technology Corp.	26,000	22,447
General Interface Solution GIS Holding Ltd.(1)	13,000	19,696
Genesys Logic, Inc.	6,000	19,219
Genius Electronic Optical Co. Ltd.	7,000	98,214
GeoVision, Inc.	1,780	2,677
Getac Holdings Corp.	32,000	115,272
GFC Ltd.	2,000	7,390
Giantplus Technology Co. Ltd.(1)	2,000	837
Gigasolar Materials Corp.(1)	4,000	16,452
Gigastorage Corp.(1)	2,000	2,090
Global Brands Manufacture Ltd.	18,761	64,464
Global Mixed Mode Technology, Inc.	6,000	47,325

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Global PMX Co. Ltd.	4,000	$15,872
Globaltek Fabrication Co. Ltd.	5,000	9,431
Globe Union Industrial Corp.	7,000	2,219
Gloria Material Technology Corp.	30,000	33,509
GMI Technology, Inc.	5,000	6,058
Golden Long Teng Development Co. Ltd.	3,000	3,077
Goldsun Building Materials Co. Ltd.	18,000	21,346
Good Will Instrument Co. Ltd.	1,000	1,572
Gordon Auto Body Parts	9,000	8,854
Gourmet Master Co. Ltd.	4,000	9,122
Grade Upon Technology Corp.	1,000	34,481
Grand Fortune Securities Co. Ltd.	25,000	11,821
Grand Pacific Petrochemical(1)	84,381	36,841
Grand Process Technology Corp.	1,000	55,895
Grape King Bio Ltd.	5,000	19,825
Great Tree Pharmacy Co. Ltd.	6,970	19,297
Great Wall Enterprise Co. Ltd.	64,000	104,133
Greatek Electronics, Inc.	24,000	73,101
Groundhog, Inc.	1,000	2,399
Group Up Industrial Co. Ltd.	3,000	28,755
Hai Kwang Enterprise Corp.(1)	3,060	1,462
Hannstar Board Corp.	26,360	78,140
HannStar Display Corp.(1)	168,000	49,563
HannsTouch Holdings Co.(1)	24,000	7,945
Hanpin Electron Co. Ltd.	1,000	1,518
Harvatek Corp.(1)	1,000	662
HD Renewable Energy Co. Ltd.	4,595	15,849
HIM International Music, Inc.	2,000	6,046
Hitron Technology, Inc.(1)	12,000	11,324
Hiwin Mikrosystem Corp.	2,000	7,487
Hiwin Technologies Corp.	19,000	137,857
Hiyes International Co. Ltd.	1,297	3,033
Ho Tung Chemical Corp.	28,000	8,937
Hocheng Corp.	5,000	3,024
Holdings-Key Electric Wire & Cable Co. Ltd.	9,000	13,361
Holiday Entertainment Co. Ltd.	1,000	1,894
Holy Stone Enterprise Co. Ltd.	8,000	30,208
Hong Ho Precision Textile Co. Ltd.	1,000	516
Hong Pu Real Estate Development Co. Ltd.	3,000	2,254
Hong TAI Electric Industrial	19,000	21,872
Horizon Fixture Group Co. Ltd.	2,000	11,566
Horizon Securities Co. Ltd.	30,000	14,595
Hota Industrial Manufacturing Co. Ltd.	18,000	34,662
Hotai Finance Co. Ltd.	14,000	26,768
Hotron Precision Electronic Industrial Co. Ltd.(1)	1,000	1,022
Hsin Ba Ba Corp.	2,020	2,645
Hsin Kuang Steel Co. Ltd.	16,000	20,120
HTC Corp.(1)	50,000	71,940
Hu Lane Associate, Inc.	7,202	26,904
HUA ENG Wire & Cable Co. Ltd.	32,000	36,788
Huaku Development Co. Ltd.	9,660	33,357
Huang Hsiang Construction Corp.	9,015	10,848
Hung Ching Development & Construction Co. Ltd.	3,000	3,098

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Hung Sheng Construction Ltd.	9,000	$5,751
Hwa Fong Rubber Industrial Co. Ltd.	5,000	2,413
Hwacom Systems, Inc.	10,000	17,175
Hwang Chang General Contractor Co. Ltd.	7,393	14,420
Ibase Technology, Inc.	3,000	4,087
IBF Financial Holdings Co. Ltd.	257,000	139,196
ICatch Technology, Inc.(1)	1,000	1,365
Ichia Technologies, Inc.	21,000	37,703
I-Chiun Precision Industry Co. Ltd.	5,202	22,967
IEI Integration Corp.	9,000	17,182
In Win Development, Inc.	4,000	9,587
Infortrend Technology, Inc.	13,000	13,278
Info-Tek Corp.	1,000	1,294
Ingentec Corp.	1,102	16,231
Innodisk Corp.	7,139	175,596
Inpaq Technology Co. Ltd.	5,000	13,799
Insyde Software Corp.	1,200	7,344
Integrated Service Technology, Inc.	5,644	23,766
International CSRC Investment Holdings Co.(1)	62,000	25,966
Iron Force Industrial Co. Ltd.	2,000	6,145
ITE Technology, Inc.(1)	13,000	50,754
ITEQ Corp.	22,000	98,358
ITH Corp.	17,000	19,475
Jarllytec Co. Ltd.	2,050	5,590
Jean Co. Ltd.	13,076	8,324
Jetway Information Co. Ltd.	750	1,068
Jetwell Computer Co. Ltd.	1,120	6,477
Jia Wei Lifestyle, Inc.	1,050	1,151
Jih Lin Technology Co. Ltd.	1,000	1,613
Jiin Yeeh Ding Enterprise Co. Ltd.	4,000	13,385
Jinan Acetate Chemical Co. Ltd.	26,000	38,950
Jiu Han System Technology Co. Ltd.	3,000	30,366
Johnson Health Tech Co. Ltd.	8,000	34,523
JPC connectivity, Inc.	7,000	33,951
JPP Holding Co. Ltd.	2,000	16,898
K Laser Technology, Inc.	2,000	1,058
Kaimei Electronic Corp.	5,000	14,971
Kao Fong Machinery Co. Ltd.	4,000	5,772
Kaori Heat Treatment Co. Ltd.	6,000	165,136
Kedge Construction Co. Ltd.	1,081	3,019
KEE TAI Properties Co. Ltd.	13,180	4,527
Kenda Rubber Industrial Co. Ltd.	16,000	10,341
Kerry TJ Logistics Co. Ltd.	5,000	5,063
Key Ware Electronics Co. Ltd.	3,000	6,055
Keystone Microtech Corp.	1,000	28,895
KHGEARS International Ltd.	2,000	11,556
Kindom Development Co. Ltd.	24,200	24,200
King Polytechnic Engineering Co. Ltd.	1,050	1,762
King's Town Construction Co. Ltd.(1)	4,000	5,511
Kinik Co.(1)	6,000	99,027
Kinko Optical Co. Ltd.(1)	8,000	15,998
Kinpo Electronics	67,000	54,410
Kinsus Interconnect Technology Corp.	16,000	158,105

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
KMC Kuei Meng International, Inc.	2,000	$5,941
KNH Enterprise Co. Ltd.	3,000	1,590
Ko Ja Cayman Co. Ltd.	1,000	1,277
KS Terminals, Inc.	5,000	8,032
Kuang Hong Arts Management, Inc.	2,000	9,241
Kung Long Batteries Industrial Co. Ltd.	3,000	12,032
Kung Sing Engineering Corp.(1)	6,000	4,983
Kuo Toong International Co. Ltd.	17,000	28,901
Kuo Yang Construction Co. Ltd.(1)	5,000	3,028
KYE Systems Corp.	5,000	5,828
L&K Engineering Co. Ltd.	12,148	224,337
Lai Yih Footwear Co. Ltd.	3,000	19,345
Lanner Electronics, Inc.	6,000	11,732
Laser Tek Taiwan Co. Ltd.	5,000	8,715
Leadtek Research, Inc.(1)	2,000	3,406
Leadtrend Technology Corp.	5,000	8,286
Lealea Enterprise Co. Ltd.(1)	6,000	1,226
Lelon Electronics Corp.	7,000	28,086
Lemtech Holdings Co. Ltd.	1,050	3,278
Li Peng Enterprise Co. Ltd.(1)	14,000	2,469
Lida Holdings Ltd.	1,000	754
Lien Hwa Industrial Holdings Corp.	91,000	130,442
Life Travel & Tourist Service Co. Ltd.	2,000	6,813
Lingsen Precision Industries Ltd.	31,000	28,055
Lintes Technology Co. Ltd.	1,035	5,708
Lion Travel Service Co. Ltd.	5,000	27,981
Liton Technology Corp.	4,000	6,059
Long Bon International Co. Ltd.(1)	9,000	4,318
Long Da Construction & Development Corp.	3,000	3,089
Longchen Paper & Packaging Co. Ltd.(1)	20,000	6,304
Longwell Co.	7,000	49,989
Loop Telecommunication International, Inc.	1,000	1,863
Lotus Pharmaceutical Co. Ltd.	15,000	133,442
Loyalty Founder Enterprise Co. Ltd.	4,000	3,743
Lumax International Corp. Ltd.	4,000	16,829
Lung Yen Life Service Corp.(1)	10,000	16,881
Lungteh Shipbuilding Co. Ltd.	2,000	9,657
Luxe Green Energy Technology Co. Ltd.	8,000	6,564
LuxNet Corp.	7,051	93,035
M3 Technology, Inc.	1,000	2,599
Macauto Industrial Co. Ltd.	1,000	1,763
Machvision, Inc.	1,100	19,822
Macnica Anstek, Inc.	3,000	6,759
Macnica Galaxy, Inc.	1,000	2,720
Macroblock, Inc.	1,000	1,877
Macronix International Co. Ltd.(1)	216,000	739,216
Makalot Industrial Co. Ltd.	17,000	173,346
Man Zai Industrial Co. Ltd.	1,050	1,040
Marketech International Corp.	5,000	48,178
Materials Analysis Technology, Inc.	2,000	13,843
Mayer Steel Pipe Corp.	8,200	6,446
Mechema Chemicals International Corp.	1,000	2,148
Mega Union Technology, Inc.	5,000	122,057

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Mercuries & Associates Holding Ltd.(1)	27,000	$14,224
Mercuries Data Systems Ltd.	2,000	1,700
Mercuries Life Insurance Co. Ltd.(1)	336,688	89,076
Merida Industry Co. Ltd.	10,000	23,901
Merry Electronics Co. Ltd.	16,120	48,469
METAAGE Corp.	5,000	7,662
Microbio Co. Ltd.(1)	22,000	13,075
Micro-Star International Co. Ltd.	7,000	20,913
Microtek International(1)	1,000	436
Mildef Crete, Inc.	3,000	9,630
MIN AIK Technology Co. Ltd.	4,000	4,289
Mirle Automation Corp.	9,000	21,196
momo.com, Inc.	3,000	18,390
MOSA Industrial Corp.(1)	7,776	4,838
Mosel Vitelic, Inc.	10,000	10,548
Motech Industries, Inc.	30,000	31,380
MPI Corp.	3,000	277,665
MSSCORPS Co. Ltd.	1,000	9,029
My Humble House Hospitality Management Consulting	1,000	1,076
Myson Century, Inc.	11,000	31,684
Nak Sealing Technologies Corp.	1,000	3,788
Namchow Holdings Co. Ltd.	10,000	12,217
Nan Pao Resins Chemical Co. Ltd.	2,000	20,909
Nan Ren Lake Leisure Amusement Co. Ltd.(1)	5,000	1,414
Nang Kuang Pharmaceutical Co. Ltd.	1,000	1,189
Nantex Industry Co. Ltd.	5,000	4,355
National Aerospace Fasteners Corp.	1,106	3,932
Neousys Technology, Inc.	1,049	5,558
Netronix, Inc.	5,000	16,876
Newmax Technology Co. Ltd.(1)	1,000	1,116
Nexcom International Co. Ltd.	9,000	20,007
Nichidenbo Corp.	5,000	15,860
Nidec Chaun-Choung Technology Corp.	1,000	4,947
Niko Semiconductor Co. Ltd.	1,266	2,024
Nova Technology Corp.	2,000	13,038
Nuvoton Technology Corp.	12,000	27,588
O-Bank Co. Ltd.	97,000	30,377
Ocean Plastics Co. Ltd.	9,000	9,688
OK Biotech Co. Ltd.	1,000	462
Optimax Technology Corp.	13,000	9,583
Orient Semiconductor Electronics Ltd.	36,000	65,694
Oriental Union Chemical Corp.(1)	28,000	11,753
O-TA Precision Industry Co. Ltd.	1,000	2,226
Otsuka Information Technology Corp.	1,000	5,952
Pacific Construction Co.	7,000	2,022
Pan German Universal Motors Ltd.	1,000	8,559
Pan Jit International, Inc.	27,000	77,450
Pan-International Industrial Corp.	25,000	40,447
Parade Technologies Ltd.	5,000	86,289
Parpro Corp.	6,000	12,094
Patec Precision Industry Co. Ltd.	1,140	4,189
PChome Online, Inc.(1)	1,000	907
PCL Technologies, Inc.	1,000	5,457

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
P-Duke Technology Co. Ltd.	1,000	$3,484
Pegavision Corp.	3,000	28,390
PharmaEngine, Inc.	10,000	20,758
Phihong Technology Co. Ltd.(1)	28,000	27,480
Phoenix Silicon International Corp.	14,000	82,798
Phoenix Tours International, Inc.	1,155	1,842
Pixart Imaging, Inc.	11,000	71,454
Planet Technology Corp.	1,000	3,865
Podak Co. Ltd.	1,050	1,584
Polytronics Technology Corp.	3,000	4,179
Posiflex Technology, Inc.	4,000	22,183
Pou Chen Corp.	213,000	210,803
Poya International Co. Ltd.	4,000	64,449
President Securities Corp.	97,700	100,105
Primax Electronics Ltd.	42,000	109,213
Prince Housing & Development Corp.	24,000	6,348
Progate Group Corp.	1,000	4,446
Promate Electronic Co. Ltd.	16,799	24,940
Prosperity Dielectrics Co. Ltd.	2,000	4,651
QST International Corp.	1,207	1,560
Qualipoly Chemical Corp.	7,000	47,912
Quang Viet Enterprise Co. Ltd.	2,146	4,698
Quanta Storage, Inc.	16,000	50,724
Quaser Machine Tools, Inc.	1,000	1,650
Quintain Steel Co. Ltd.(1)	6,000	1,865
Radiant Opto-Electronics Corp.	11,000	42,765
Radium Life Tech Co. Ltd.(1)	60,000	21,038
Rafael Microelectronics, Inc.(1)	2,000	10,023
Raydium Semiconductor Corp.	5,000	37,105
Rechi Precision Co. Ltd.	17,000	14,078
Rexon Industrial Corp. Ltd.	3,000	2,522
Rich Development Co. Ltd.	17,510	4,493
Richmond International Travel & Tours Co. Ltd.	2,600	6,408
RiTdisplay Corp.	2,020	2,507
Ritek Corp.(1)	61,000	28,135
Ruentex Development Co. Ltd.	137,000	129,096
Ruentex Engineering & Construction Co.	1,680	9,335
Ruentex Industries Ltd.	51,000	86,630
Sakura Development Co. Ltd.	22,000	34,376
Sampo Corp.	8,000	6,236
San Fang Chemical Industry Co. Ltd.	17,000	19,099
San Far Property Ltd.	7,000	3,755
San Fu Chemical Co. Ltd.	3,000	14,153
Sanyang Motor Co. Ltd.	45,000	86,057
Savior Lifetec Corp.	26,000	15,741
Scientech Corp.	4,000	46,774
ScinoPharm Taiwan Ltd.	30,000	20,455
SciVision Biotech, Inc.	2,000	4,744
SDI Corp.	9,000	24,569
Sea Sonic Electronics Co. Ltd.	1,000	2,181
Senao Networks, Inc.	2,000	9,041
Sensortek Technology Corp.	1,000	5,518
Sercomm Corp.	20,000	52,659

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Sesoda Corp.	14,000	$16,233
Sheng Yu Steel Co. Ltd.	2,000	1,390
ShenMao Technology, Inc.	2,000	7,584
Shieh Yih Machinery Industry Co. Ltd.	3,000	3,129
Shih Her Technologies, Inc.	2,146	13,114
Shih Wei Navigation Co. Ltd.(1)	4,000	2,241
Shihlin Electric & Engineering Corp.	14,000	104,754
Shin Ruenn Development Co. Ltd.	7,910	11,193
Shin Zu Shing Co. Ltd.	10,159	66,222
Shinfox Energy Co. Ltd.	9,000	12,640
Shining Building Business Co. Ltd.(1)	9,000	2,591
Shinkong Insurance Co. Ltd.	17,000	62,810
Shinkong Synthetic Fibers Corp.	59,000	29,193
Shiny Chemical Industrial Co. Ltd.	11,200	56,706
ShunSin Technology Holding Ltd.	1,000	6,554
Shuttle, Inc.	22,000	11,227
Sigurd Microelectronics Corp.(1)	65,000	310,003
Silicon Integrated Systems Corp.	25,000	43,366
Silicon Optronics, Inc.(1)	1,000	1,996
Simplo Technology Co. Ltd.	14,000	148,551
Sinbon Electronics Co. Ltd.	13,000	100,535
Sincere Navigation Corp.	20,000	21,481
Singatron Enterprise Co. Ltd.	2,000	2,425
Sinmag Equipment Corp.	1,000	4,220
Sino-American Silicon Products, Inc.(1)	45,000	168,060
Sinon Corp.	20,000	28,970
Sinphar Pharmaceutical Co. Ltd.	3,402	3,354
Sinyi Realty, Inc.	5,000	3,528
Sitronix Technology Corp.	10,000	63,126
Siward Crystal Technology Co. Ltd.	2,000	1,913
Skardin Industrial Corp.(1)	2,000	2,370
Soft-World International Corp.	1,000	3,269
Solar Applied Materials Technology Corp.	44,000	86,618
Solomon Technology Corp.	1,000	4,183
Solteam, Inc.	1,000	1,557
Speed Tech Corp.	8,000	9,277
Spirox Corp.	1,000	2,188
Sporton International, Inc.	6,000	37,116
Sports Gear Co. Ltd.	5,000	15,921
St. Shine Optical Co. Ltd.	3,000	10,768
Standard Chemical & Pharmaceutical Co. Ltd.	2,000	4,192
Standard Foods Corp.	27,000	25,894
Stark Technology, Inc.	9,000	42,327
Starlux Airlines Co. Ltd.(1)	98,000	71,759
S-Tech Corp.	13,000	9,797
STL Technology Co. Ltd.	4,000	18,912
Sumeeko Industries Co. Ltd.	1,000	1,687
Sun Yad Construction Co. Ltd.(1)	25,000	10,871
Sunfun Info Co. Ltd.	9,000	8,232
Sunko INK Co. Ltd.(1)	5,000	2,964
SunMax Biotechnology Co. Ltd.	2,000	24,953
Sunonwealth Electric Machine Industry Co. Ltd.	30,000	144,914
Sunplus Innovation Technology, Inc.	1,026	4,180

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Sunplus Technology Co. Ltd.(1)	24,000	$17,609
Sunrex Technology Corp.	6,000	8,370
Sunspring Metal Corp.	3,000	2,133
Sunty Development Co. Ltd.	5,000	2,256
Superalloy Industrial Co. Ltd.	16,000	22,305
Supreme Electronics Co. Ltd.	38,000	87,859
Swancor Holding Co. Ltd.	6,000	23,147
Symtek Automation Asia Co. Ltd.	1,000	4,775
Syncmold Enterprise Corp.	7,000	16,135
Synmosa Biopharma Corp.	37,096	38,330
Syscom Computer Engineering Co.	3,000	5,101
Sysgration	11,000	24,352
Systex Corp.	15,000	54,886
T3EX Global Holdings Corp.	4,000	8,236
TA Chen Stainless Pipe	171,000	201,366
Ta Liang Technology Co. Ltd.	1,000	9,305
Ta Ya Electric Wire & Cable	64,630	83,721
TA-I Technology Co. Ltd.	3,000	6,950
Tai Tung Communication Co. Ltd.	3,000	2,020
TaiDoc Technology Corp.(1)	6,000	23,836
Taiflex Scientific Co. Ltd.	14,137	43,376
Taimide Tech, Inc.	8,000	16,176
Tainan Enterprises Co. Ltd.	3,000	2,410
Tainan Spinning Co. Ltd.	62,000	26,613
TaiSol Electronics Co. Ltd.	2,000	3,680
Taisun Enterprise Co. Ltd.	4,000	2,339
Taita Chemical Co. Ltd.	6,000	2,382
TAI-TECH Advanced Electronics Co. Ltd.	2,000	11,642
Taiwan Acceptance Corp.	21,000	49,573
Taiwan Cogeneration Corp.	32,000	48,036
Taiwan Fertilizer Co. Ltd.	47,000	70,271
Taiwan Fire & Marine Insurance Co. Ltd.	8,400	13,311
Taiwan FU Hsing Industrial Co. Ltd.	4,000	6,156
Taiwan Hon Chuan Enterprise Co. Ltd.	12,222	47,494
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	7,449	9,316
Taiwan IC Packaging Corp.(1)	4,000	3,257
Taiwan Line Tek Electronic	1,000	820
Taiwan Mask Corp.(1)	7,000	10,831
Taiwan Navigation Co. Ltd.	15,000	14,938
Taiwan Paiho Ltd.	21,000	34,376
Taiwan PCB Techvest Co. Ltd.	15,000	18,477
Taiwan Sakura Corp.	6,000	16,576
Taiwan Secom Co. Ltd.	13,000	44,045
Taiwan Semiconductor Co. Ltd.	17,000	33,127
Taiwan Surface Mounting Technology Corp.	22,000	71,050
Taiwan Takisawa Technology Co. Ltd.	1,000	1,256
Taiwan TEA Corp.(1)	29,000	12,091
Taiwan Union Technology Corp.	12,000	205,316
Taiwan-Asia Semiconductor Corp.(1)	26,000	22,675
Tatung Co. Ltd.	77,000	91,742
Tatung System Technologies, Inc.	2,260	4,617
TBI Motion Technology Co. Ltd.(1)	8,000	13,115
TCI Co. Ltd.(1)	10,000	41,977

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Te Chang Construction Co. Ltd.	2,000	$4,266
Team Group, Inc.	7,000	45,045
Test Research, Inc.	12,000	84,886
Thinking Electronic Industrial Co. Ltd.	3,000	17,987
Thintech Materials Technology Co. Ltd.	2,000	4,127
Thye Ming Industrial Co. Ltd.	5,737	12,783
Tigerair Taiwan Co. Ltd.	5,000	10,194
Ton Yi Industrial Corp.	75,000	45,441
Tong Hsing Electronic Industries Ltd.(1)	13,000	72,956
Tong Yang Industry Co. Ltd.	24,000	76,163
Tong-Tai Machine & Tool Co. Ltd.(1)	12,000	12,734
Top Bright Holding Co. Ltd.	2,000	18,425
Topco Scientific Co. Ltd.	13,000	143,817
Topkey Corp.	5,000	27,095
Topoint Technology Co. Ltd.	9,142	73,386
TPK Holding Co. Ltd.	27,000	36,723
Transcend Information, Inc.	5,000	33,156
Trigold Holdings Ltd.	3,000	7,277
Trusval Technology Co. Ltd.	2,050	17,504
Tsang Yow Industrial Co. Ltd.	1,000	727
TSC Auto ID Technology Co. Ltd.	1,000	6,327
TSEC Corp.(1)	37,000	52,941
TSRC Corp.	35,000	22,808
TTY Biopharm Co. Ltd.	17,000	45,721
Tung Ho Steel Enterprise Corp.	39,000	91,585
Tung Thih Electronic Co. Ltd.	1,144	1,873
Twinhead International Corp.(1)	1,300	2,617
TXC Corp.	25,000	73,046
TYC Brother Industrial Co. Ltd.	13,000	18,185
Tyntek Corp.	14,000	8,630
TZE Shin International Co. Ltd.	3,000	1,398
U-BEST Innovative Technology Co. Ltd.	13,000	6,934
Ubright Optronics Corp.	1,000	1,899
UDE Corp.	6,000	22,418
Ultra Chip, Inc.	2,000	3,253
U-Ming Marine Transport Corp.	34,000	72,005
Unic Technology Corp.	3,000	3,009
Union Bank of Taiwan	103,000	66,468
Union Insurance Co. Ltd.	1,000	988
Unitech Electronics Co. Ltd.	1,000	903
Unitech Printed Circuit Board Corp.	38,956	79,256
United Alloy-Tech Co.	7,000	13,084
United Fiber Optical Communication, Inc.(1)	4,000	5,498
United Orthopedic Corp.	6,000	20,701
United Renewable Energy Co. Ltd.(1)	61,000	42,620
Univacco Technology, Inc.	4,000	6,128
Universal Cement Corp.	12,220	11,693
Universal Microwave Technology, Inc.	4,000	202,018
Universal Vision Biotechnology Co. Ltd.	4,000	17,453
UPC Technology Corp.(1)	53,000	18,804
UPI Semiconductor Corp.	5,000	29,349
Userjoy Technology Co. Ltd.	3,300	7,145
USI Corp.	56,000	21,966

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Usun Technology Co. Ltd.(1)	2,000	$3,197
Utechzone Co. Ltd.	2,000	7,499
UVAT Technology Co. Ltd.	1,000	2,186
Ventec International Group Co. Ltd.	3,000	9,730
VIA Labs, Inc.	1,000	2,575
Via Technologies, Inc.	11,000	17,589
Viking Tech Corp.	2,000	4,037
Visco Vision, Inc.	4,000	24,159
VisEra Technologies Co. Ltd.	1,000	10,774
Visual Photonics Epitaxy Co. Ltd.	14,000	95,846
Vivotek, Inc.	1,000	3,158
Vizionfocus, Inc.	2,000	11,611
Voltronic Power Technology Corp.	3,000	88,233
Wafer Works Corp.(1)	45,000	51,708
Waffer Technology Corp.	11,000	20,218
Wah Hong Industrial Corp.	1,000	1,303
Wah Lee Industrial Corp.	15,000	61,661
Walsin Technology Corp.	25,000	122,944
Walton Advanced Engineering, Inc.	5,000	10,174
Waste Recovery Technology, Inc.	1,000	8,973
We & Win Development Co. Ltd.(1)	3,000	1,000
We&Win Diversification Co. Ltd.	1,000	640
Weikeng Industrial Co. Ltd.	22,000	22,293
Well Shin Technology Co. Ltd.	3,000	4,961
Welldone Co.	6,000	9,346
Weltrend Semiconductor	5,000	9,806
Wholetech System Hitech Ltd.	7,000	31,051
Win Semiconductors Corp.	36,000	381,397
Winmate, Inc.	3,000	14,374
Winstek Semiconductor Co. Ltd.	2,000	9,522
WinWay Technology Co. Ltd.	1,000	160,767
Wisdom Marine Lines Co. Ltd.	33,000	76,411
Wiselink Co. Ltd.	12,284	78,927
WITS Corp.	2,000	7,451
WNC Corp.	21,000	124,341
Wonderful Hi-Tech Co. Ltd.	12,000	19,430
Wowprime Corp.	7,000	48,969
WUS Printed Circuit Co. Ltd.	13,000	46,017
WW Holding, Inc.	1,000	2,119
XAVi Technologies Corp.	2,000	2,615
XinTec, Inc.	13,000	79,360
Xxentria Technology Materials Corp.	4,180	4,977
Yankey Engineering Co. Ltd.	3,380	73,282
Yao Sheng Electronic Co. Ltd.(1)	2,000	5,166
YC INOX Co. Ltd.(1)	23,000	15,284
YCC Parts Manufacturing Co. Ltd.	1,000	1,409
Yea Shin International Development Co. Ltd.	2,150	1,696
Yem Chio Co. Ltd.	26,520	11,553
Yen Sun Technology Corp.	4,000	6,797
Yeong Guan Energy Technology Group Co. Ltd.(1)	1,135	455
YFC-Boneagle Electric Co. Ltd.	1,000	1,071
YFY, Inc.	31,000	25,500
Yi Jinn Industrial Co. Ltd.	2,100	1,075

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Yieh Phui Enterprise Co. Ltd.(1)	56,320	$26,284
Ying Han Technology Co. Ltd.(1)	2,000	2,376
Young Fast Optoelectronics Co. Ltd.(1)	4,000	7,795
Youngtek Electronics Corp.	3,000	7,212
Yuan High-Tech Development Co. Ltd.	1,000	4,780
Yuanta Futures Co. Ltd.	3,248	9,849
Yulon Motor Co. Ltd.	29,000	28,427
Yungshin Construction & Development Co. Ltd.	2,000	3,496
YungShin Global Holding Corp.	17,000	29,739
Zenitron Corp.	17,000	29,941
Zero One Technology Co. Ltd.	9,000	34,770
Zig Sheng Industrial Co. Ltd.(1)	7,000	1,866
ZillTek Technology Corp.	1,000	7,176
Zinwell Corp.(1)	29,000	41,147
Zippy Technology Corp.	5,000	8,349
Zyxel Group Corp.	14,000	15,170
		23,487,417
Thailand — 1.7%
AAPICO Hitech PCL, NVDR	19,700	9,439
AEON Thana Sinsap Thailand PCL, NVDR	11,500	36,246
Amata Corp. PCL, NVDR	104,400	65,507
AP Thailand PCL, NVDR	300,800	88,998
Asia Aviation PCL, NVDR(1)	734,200	30,691
Asian Sea Corp. PCL, NVDR	59,200	14,472
Bangchak Corp. PCL, NVDR	14,338	17,413
Bangkok Airways PCL, NVDR	11,600	6,671
BEC World PCL, NVDR	72,400	5,171
Carabao Group PCL, NVDR	19,900	29,097
CH Karnchang PCL, NVDR	148,300	83,947
Chularat Hospital PCL, NVDR	758,800	40,188
CK Power PCL, NVDR	209,700	16,986
Dhipaya Group Holdings PCL, NVDR	32,500	21,634
Energy Absolute PCL, NVDR(1)	660,300	64,067
Erawan Group PCL, NVDR	320,900	32,983
Forth Corp. PCL, NVDR(1)	27,100	7,407
GFPT PCL, NVDR	57,700	18,096
Gunkul Engineering PCL, NVDR	547,200	43,640
Hana Microelectronics PCL, NVDR	84,100	49,126
Ichitan Group PCL, NVDR	93,300	44,407
IRPC PCL, NVDR(1)	1,438,200	65,694
Jasmine International PCL, NVDR(1)	218,511	9,277
Jaymart Group Holdings PCL, NVDR	73,800	18,658
KCE Electronics PCL, NVDR	115,300	72,125
Major Cineplex Group PCL, NVDR	67,500	17,384
Malee Group PCL, NVDR	14,800	2,235
MC Group PCL, NVDR	30,000	11,481
MK Restaurants Group PCL, NVDR	38,700	27,696
Mono Next PCL, NVDR(1)	216,500	6,896
Nex Point Parts PCL, NVDR(1)	429,200	16,010
Origin Property PCL, NVDR	55,200	3,798
Osotspa PCL, NVDR	96,100	53,081
Plan B Media PCL, NVDR	216,400	33,165
Precious Shipping PCL, NVDR	106,200	26,451

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Prima Marine PCL, NVDR	120,500	$30,399
PTG Energy PCL, NVDR	129,800	41,737
Quality Houses PCL, NVDR	1,451,100	71,413
R&B Food Supply PCL, NVDR	65,100	7,410
Regional Container Lines PCL, NVDR	52,000	51,409
Rojana Industrial Park PCL, NVDR	116,200	19,428
Sabina PCL, NVDR	19,700	10,770
Samart Corp. PCL, NVDR	118,400	24,955
Sansiri PCL, NVDR	1,107,300	55,555
Sappe PCL, NVDR	17,400	19,157
SC Asset Corp. PCL, NVDR	176,100	11,555
Singer Thailand PCL, NVDR(1)	39,300	7,574
SiS Distribution Thailand PCL, NVDR	9,900	7,568
Sri Trang Agro-Industry PCL, NVDR	164,500	77,666
Star Petroleum Refining PCL, NVDR	263,900	64,655
Stecon Group PCL, NVDR(1)	222,500	92,996
Susco PCL, NVDR	104,500	7,391
Taokaenoi Food & Marketing PCL, Class R, NVDR	71,400	10,152
Thaicom PCL, NVDR(1)	38,600	14,634
Thaifoods Group PCL, NVDR	152,500	31,872
Thoresen Thai Agencies PCL, NVDR	192,500	30,962
Tipco Asphalt PCL, NVDR	65,700	29,398
TOA Paint Thailand PCL, NVDR	70,900	36,090
VGI PCL, NVDR	78,416	2,956
Xspring Capital PCL, NVDR(1)	1,172,000	19,212
		1,867,051
Turkey — 2.0%
A1 Capital Yatirim Menkul Degerler AS(1)	25,604	9,560
Adel Kalemcilik Ticaret ve Sanayi AS	1,227	955
Adese Gayrimenkul Yatirim AS(1)	484,145	12,005
Afyon Cimento Sanayi TAS	13,671	4,528
Agesa Hayat ve Emeklilik AS	3,362	17,279
Akcansa Cimento AS	4,897	23,452
Akenerji Elektrik Uretim AS(1)	13,849	3,322
Akfen Yenilenebilir Enerji AS(1)	44,032	17,920
Aksigorta AS(1)	46,837	8,029
Albaraka Turk Katilim Bankasi AS	167,795	35,000
Alcatel-Lucent Teletas Telekomunikasyon AS(1)	192	605
Alfa Solar Enerji Sanayi VE Ticaret AS	4,514	4,153
Alkim Alkali Kimya AS(1)	9,849	3,928
Alkim Kagit Sanayi ve Ticaret AS(1)	1,204	303
Alves Kablo Sanayi Ve Ticaret AS(1)	38,620	3,158
Anadolu Hayat Emeklilik AS	9,674	24,728
Anatolia Tani VE Biyoteknoloji Urunleri Arastirma Gelistirme Sanayi VE TicaretAS(1)	390	97
ARD Grup Bilisim Teknolojileri AS	7,270	6,638
Atp Yazilim ve Teknoloji AS	2,528	8,471
Aygaz AS	5,741	32,123
Bagfas Bandirma Gubre Fabrikalari AS(1)	9,057	7,037
Baticim Bati Anadolu Cimento Sanayii AS(1)	369,163	45,432
BatiSoke Soke Cimento Sanayii TAS(1)	71,727	47,602
Bera Holding AS(1)	94,754	37,216
Besler Gida Ve Kimya Sanayi Ve Ticaret AS(1)	22,348	7,489
Biotrend Cevre VE Enerji Yatirimlari AS(1)	21,888	8,138

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Birlesim Muhendislik Isitma Sogutma Havalandirma Sanayi VE Ticaret AS(1)	1,935	$740
Bogazici Beton Sanayi Ve Ticaret AS	10,065	4,709
Borlease Otomotiv AS(1)	6,035	411
Bursa Cimento Fabrikasi AS	92,905	13,403
Buyuk Sefler Gida Turizm Tekstil Danismanlik Organizasyon Egitim Sanayi VE Ticar	22,680	4,026
Cemas Dokum Sanayi AS(1)	58,528	6,640
Cemtas Celik Makina Sanayi Ve Ticaret AS	9,443	2,361
Cimbeton Hazirbeton ve Prefabrik Yapi Elemanlari Sanayi ve Ticaret AS(1)	33	1,394
Dardanel Onentas Gida Sanayi AS(1)	7,484	363
DMR Unlu Mamuller Uretim Gida Toptan Perakende Ihracat AS(1)	52,848	4,468
Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS(1)	37,065	3,885
Dyo Boya Fabrikalari Sanayi ve Ticaret AS(1)	804	248
Ebebek Magazacilik AS	5,250	7,784
EGE Endustri VE Ticaret AS	137	20,515
EGE Gubre Sanayii AS	5,871	12,137
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	15,974	41,807
Eksun Gida Tarim Sanayi Ve Ticaret AS(1)	4,155	509
Elite Naturel Organik Gida Sanayi VE Ticaret AS	1,497	1,025
Enerya Enerji AS	67,668	15,444
Erbosan Erciyas Boru Sanayii ve Ticaret AS(1)	450	1,817
Escar Turizm Tasimacilik Ticaret AS	13,985	8,437
Esenboga Elektrik Uretim AS(1)	88,500	7,762
Europap Tezol Kagit Sanayi VE Ticaret AS	17,962	6,130
Europen Endustri Insaat Sanayi VE Ticaret AS(1)	159,361	18,238
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS(1)	12,820	10,309
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS(1)	930,409	25,429
Garanti Faktoring AS(1)	4,956	3,088
Gedik Yatirim Menkul Degerler AS	10,150	1,347
Gelecek Varlik Yonetimi AS	1,515	2,498
Gentas Genel Metal Sanayi ve Ticaret AS	55,025	11,755
Gezinomi Seyahat Turizm Ticaret AS(1)	761	963
Girsim Elektrik Sanayi Taahut Ve Ticaret AS(1)	22,978	24,111
Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	23,079	11,463
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	1,237	9,863
Goodyear Lastikleri TAS(1)	2,322	808
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	16,672	9,642
GSD Holding AS(1)	20,260	2,114
GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	2,989	24,668
Hareket Proje Tasimaciligi Ve Yuk Muhendisligi AS(1)	3,330	5,436
HAT-San Gemi Insaa Bakim Onarim Deniz Nakliyat Sanayi VE Ticaret AS(1)	4,901	4,268
Hektas Ticaret TAS(1)	289,684	20,060
Hitit Bilgisayar Hizmetleri AS(1)	11,718	11,140
Ihlas Holding AS(1)	114,378	5,521
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS(1)	28,935	5,215
Is Finansal Kiralama AS(1)	32,593	15,869
Isik Plastik Sanayi Ve Dis Ticaret Pazarlama AS	67,844	17,812
Isiklar Enerji ve Yapi Holding AS(1)	68,423	129,637
Izmir Demir Celik Sanayi AS(1)	16,867	2,821
Jantsa Jant Sanayi Ve Ticaret AS	8,748	3,691
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	13,254	12,075
Karsan Otomotiv Sanayii Ve Ticaret AS(1)	19,723	4,784
Katilimevim Tasarruf Finansman AS	158,121	144,752
Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS(1)	265,195	16,856

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Kervan Gida Sanayi Ve Ticaret AS(1)	134,267	$9,578
KOC Metalurji AS(1)	117,543	6,903
Kocaer Celik Sanayi Ve Ticaret AS	30,914	7,760
Konya Cimento Sanayii AS(1)	50	4,954
Konya Kagit Sanayi VE Ticaret AS(1)	3,870	1,265
Kordsa Teknik Tekstil AS(1)	3,046	3,621
Kutahya Seker Fabrikasi AS	247	406
LDR Turizm AS	17,280	33,301
Link Bilgisayar Sistemleri Yazilimi Ve Donanimi Sanayi Ve Ticaret AS(1)	745	3,794
Logo Yazilim Sanayi Ve Ticaret AS	10,085	31,777
Lydia Holding AS(1)	11,120	50,640
Margun Enerji Uretim Sanayi VE Ticaret AS(1)	60,258	68,280
Marmara Holding AS(1)	102,511	5,865
Marmaris Altinyunus Turistik Tesisler AS(1)	168	3,525
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	58,676	60,699
Meditera Tibbi Malzeme Sanayi VE Ticaret AS	1,501	978
Menderes Tekstil Sanayi ve Ticaret AS(1)	2,003	687
MIA Teknoloji AS(1)	30,449	26,018
Naturel Yenilenebilir Enerji Ticaret AS	33,582	6,123
Naturelgaz Sanayi ve Ticaret AS	9,723	2,527
NET Holding AS(1)	46,477	48,370
Netas Telekomunikasyon AS(1)	1,580	2,087
Nuh Cimento Sanayi AS	6,610	40,908
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	157,580	21,126
Odine Solutions Teknoloji Ticaret VE Sanayi AS(1)	4,582	59,793
Orge Enerji Elektrik Taahhut AS(1)	6,932	11,105
Osmanli Yatirim Menkul Degerler AS	2,330	439
Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	334	403
Parsan Makina Parcalari Sanayii AS(1)	1,425	2,829
Penta Teknoloji Urunleri Dagitim Ticaret AS(1)	9,883	3,162
Pinar Entegre Et ve Un Sanayi AS(1)	1,504	403
Pinar SUT Mamulleri Sanayii AS(1)	5,476	1,384
Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	5,034	2,551
Polisan Holding AS	37,488	13,731
Qua Granite Hayal(1)	149,683	9,519
Ral Yatirim Holding AS(1)	3,141	11,183
Reysas Tasimacilik ve Lojistik Ticaret AS(1)	154,435	70,279
Sanko Pazarlama Ithalat Ihracat AS(1)	335	158
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	8,373	7,072
Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS(1)	3,480	3,197
Sekerbank Turk AS	194,819	54,206
Sok Marketler Ticaret AS(1)	33,455	48,663
SUN Tekstil Sanayi Ve Ticaret AS	12,422	10,427
Suwen Tekstil Sanayi Pazarlama AS	40,623	8,748
Tatlipinar Enerji Uretim AS(1)	19,336	3,976
Tekfen Holding AS	17,609	28,808
Teknosa Ic Ve Dis Ticaret AS(1)	2,713	1,396
Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS(1)	376,045	8,646
Trust Anadolu Metal Madencilik Isletmeleri AS(1)	21,586	83,007
Trust Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	9,573	26,574
Tukas Gida Sanayi ve Ticaret AS(1)	256,069	14,193
Tumosan Motor ve Traktor Sanayi AS(1)	4,425	10,477
Turcas Holding AS	17,803	19,256

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Tureks Turizm Tasimacilik AS(1)	20,357	$3,334
Turk Prysmian Kablo ve Sistemleri AS(1)	263	252
Turkiye Sinai Kalkinma Bankasi AS(1)	110,478	32,685
Ulusoy Un Sanayi ve Ticaret AS(1)	34,938	5,585
Usak Seramik Sanayii AS(1)	247,362	9,307
Vakif Finansal Kiralama AS(1)	149,866	6,727
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	9,638	17,197
VBT Yazilim AS(1)	2,810	1,379
Vestel Beyaz Esya Sanayi ve Ticaret AS	21,452	3,933
Vestel Elektronik Sanayi ve Ticaret AS(1)	12,168	8,371
Yaprak Sut ve Besi Ciftlikleri San. Ve Tic. AS	9,051	2,758
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS(1)	2,962	3,082
YEO Teknoloji Enerji VE Endustri AS(1)	22,016	20,312
Yunsa Yunlu Sanayi VE Ticare AS	7,264	1,490
Zorlu Enerji Elektrik Uretim AS(1)	226,547	17,382
		2,181,987
United Arab Emirates — 1.5%
Abu Dhabi National Hotels	856,788	121,342
Ajman Bank PJSC	194,066	84,097
Amanat Holdings PJSC	50,012	17,454
Dana Gas PJSC	1,606,952	411,707
Deyaar Development PJSC	227,766	63,788
Dubai Taxi Co. PJSC	108,367	79,521
Eshraq Investments PJSC(1)	200,000	25,875
GFH Financial Group BSC	688,068	391,330
Gulf Navigation Holding PJSC(1)	76,117	42,375
Gulf Pharmaceutical Industries PSC(1)	57,049	17,204
National Central Cooling Co. PJSC	68,905	57,215
RAK Properties PJSC(1)	396,818	151,231
Space42 PLC(1)	114,151	48,384
Union Properties PJSC(1)	703,020	173,342
		1,684,865
United States — 0.1%
Canadian Solar, Inc.(1)(2)	3,494	61,879
TOTAL COMMON STOCKS (Cost $97,090,191)		109,471,071
WARRANTS — 0.0%
Malaysia — 0.0%
AirAsia X Bhd.(1)	2,750	703
Berjaya Corp. Bhd.(1)	95,337	1,715
Berjaya Food Bhd.(1)	9,342	108
Dagang NeXchange Bhd.(1)	44,400	1,712
NEXG Bhd.(1)	40,600	1,252
Supermax Corp. Bhd.(1)	4,080	73
VS Industry Bhd.(1)	9,180	12
		5,575
Thailand — 0.0%
Jasmine International PCL, NVDR(1)	125,306	1,289
Northeast Rubber PCL, NVDR(1)	5,000	8
Origin Property PCL, NVDR(1)	8,425	103
		1,400
TOTAL WARRANTS (Cost $—)		6,975

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
RIGHTS — 0.0%
Brazil — 0.0%
Hypera SA(1) (Cost $—)	1,081	$434
SHORT-TERM INVESTMENTS — 1.5%
Money Market Funds — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	82,612	82,612
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,574,268	1,574,268
TOTAL SHORT-TERM INVESTMENTS (Cost $1,656,880)		1,656,880
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $98,747,071)		111,135,360
OTHER ASSETS AND LIABILITIES — (1.3)%		(1,442,603)
TOTAL NET ASSETS — 100.0%		$109,692,757

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	18.7%
Industrials	16.5%
Consumer Discretionary	13.3%
Materials	12.1%
Financials	10.3%
Health Care	7.3%
Consumer Staples	7.0%
Real Estate	4.9%
Communication Services	4.2%
Utilities	3.2%
Energy	2.3%
Short-Term Investments	1.5%
Other Assets and Liabilities	(1.3)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,258,934. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,606,360, which includes securities collateral of $3,032,092.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,560,494	$106,910,577	—
Warrants	—	6,975	—
Rights	—	434	—
Short-Term Investments	1,656,880	—	—
	$4,217,374	$106,917,986	—

See Notes to Financial Statements.

Schedule of Investments - Avantis Emerging Markets Value ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 100.2%
Brazil — 4.5%
Allied Tecnologia SA	16,300	$23,274
Allos SA	41,057	261,407
Automob Participacoes SA(1)	6,822	17,393
Banco ABC Brasil SA(1)	2,440	12,808
Banco ABC Brasil SA, Preference Shares	34,900	185,035
Banco Bradesco SA	309,300	1,110,741
Banco Bradesco SA, ADR	10,703	43,775
Banco do Brasil SA	750,300	3,956,034
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	146,600	531,323
BrasilAgro - Co. Brasileira de Propriedades Agricolas	1,000	4,151
Braskem SA, Class A, ADR(1)	560	2,145
Brava Energia(1)	338,680	1,236,729
C&A Modas SA	102,100	257,715
Camil Alimentos SA	125,000	167,512
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	14,700	24,087
Cia Siderurgica Nacional SA, ADR(1)(2)	562,271	944,615
Cury Construtora e Incorporadora SA	185,300	1,406,061
Dexco SA	18,704	19,884
Dimed SA Distribuidora da Medicamentos	29,400	92,332
EcoRodovias Infraestrutura e Logistica SA	564,100	1,178,487
Empreendimentos Pague Menos SA	62,913	85,414
Engie Brasil Energia SA	14,280	93,315
Even Construtora e Incorporadora SA	111,400	182,099
Fras-Le SA	19,800	94,008
Gerdau SA, ADR	403,312	1,629,380
Grupo Multi SA	50,300	13,148
Grupo SBF SA	81,400	199,749
Guararapes Confeccoes SA	31,731	62,267
Hidrovias do Brasil SA(1)	232,234	185,733
Inter & Co., Inc., Class A	61,955	539,628
Iochpe Maxion SA	85,200	174,505
IRB-Brasil Resseguros SA(1)	106,716	1,290,209
Jalles Machado SA(1)	37,700	22,135
JBS NV, BDR(1)	106,800	1,804,756
JSL SA	24,900	38,226
Kepler Weber SA	5,400	10,186
Klabin SA	576,936	2,317,197
Localiza Rent a Car SA	105	1,041
Localiza Rent a Car SA, Preference Shares(1)	4	38
Lojas Renner SA	190,290	582,024
Mahle Metal Leve SA	31,200	219,766
Marisa Lojas SA(1)	42,058	7,220
MBRF Global Foods Co. SA	285,900	1,154,419
Motiva Infraestrutura de Mobilidade SA	1,104,600	3,574,625
Moura Dubeux Engenharia SA	17,300	111,430
Movida Participacoes SA	96,800	278,514
Oceanpact Servicos Maritimos SA(1)	69,700	130,386
Pagseguro Digital Ltd., Class A	102,655	1,089,170
PBG SA(1)	10,300	6,490
Petroleo Brasileiro SA - Petrobras, ADR	55,482	922,666

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Petroleo Brasileiro SA - Petrobras, ADR, Preference Shares	71,023	$1,093,754
Petroreconcavo SA	106,600	257,429
Plano & Plano Desenvolvimento Imobiliario SA	8,600	25,700
Positivo Tecnologia SA	70,300	55,538
PRIO SA(1)	117,400	1,230,221
Raia Drogasil SA	510,872	2,499,302
Raizen SA, Preference Shares(1)	83,800	10,298
Romi SA	12,012	19,214
Sao Martinho SA	107,200	375,770
Ser Educacional SA	103,400	249,499
Suzano SA, ADR(2)	191,082	2,164,959
SYN prop e tech SA	11,300	10,580
Taurus Armas SA, Preference Shares	18,920	21,516
TIM SA, ADR(2)	79,982	2,197,905
Trisul SA	20,931	30,458
Tupy SA(1)	3,700	9,780
Uniao Pet Participacoes SA(1)	165,700	97,936
Unipar Carbocloro SA, Class B Preference Shares	1,260	17,421
Vale SA, ADR	895,891	15,391,407
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	4,100	17,339
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	296,300	256,622
Vibra Energia SA	607,768	3,521,059
XP, Inc., Class A	251,306	5,410,618
		63,259,577
Chile — 0.6%
Banco de Chile	9,299,048	1,917,887
Banco de Credito e Inversiones SA	10,794	739,523
Banco Itau Chile SA	7,822	187,276
Banco Santander Chile, ADR	33,072	1,121,471
Cencosud Shopping SA	2,217	6,427
Cia Cervecerias Unidas SA, ADR(2)	26,676	355,858
Colbun SA	2,621,447	436,521
Embotelladora Andina SA, Class B Preference Shares	95,655	460,764
Empresa Nacional de Telecomunicaciones SA	87,183	389,192
Empresas CMPC SA	125,863	186,536
Empresas Copec SA	58,286	481,130
Falabella SA	68,291	507,321
Parque Arauco SA	81,607	387,433
Plaza SA	205,632	971,040
Ripley Corp. SA	140,653	70,617
Salfacorp SA	21,953	33,481
Vina Concha y Toro SA	53,453	57,258
		8,309,735
China — 23.7%
AAC Technologies Holdings, Inc.	1,277,000	6,070,064
Acotec Scientific Holdings Ltd.(1)	15,000	23,939
Agile Group Holdings Ltd.(1)	24,000	887
A-Living Smart City Services Co. Ltd.	825,750	230,826
Aluminum Corp. of China Ltd., H Shares	4,116,000	7,422,171
Anhui Expressway Co. Ltd., H Shares	134,000	236,716
ANTA Sports Products Ltd.	837,000	9,057,110
Anton Oilfield Services Group	3,038,000	481,310
Autohome, Inc., ADR	9	173

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
BAIC Motor Corp. Ltd., H Shares(1)	2,466,000	$572,224
Bairong, Inc.(1)	166,500	203,672
Bank of Chongqing Co. Ltd., H Shares	723,000	706,452
Bank of Zhengzhou Co. Ltd., Class H(2)	1,087,000	155,524
Beijing Jingneng Clean Energy Co. Ltd., H Shares	1,502,000	454,628
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	70,000	77,497
Binjiang Service Group Co. Ltd.	6,000	17,311
BOC Aviation Ltd.	211,100	2,344,406
BOE Varitronix Ltd.(2)	547,000	320,871
Bosideng International Holdings Ltd.	7,012,000	4,346,808
BYD Electronic International Co. Ltd.(2)	1,142,000	4,685,875
C&D Property Management Group Co. Ltd.	32,919	11,000
Central China New Life Ltd.(1)	116,000	7,407
Chervon Holdings Ltd.	137,900	430,050
China Automotive Systems, Inc.(1)	4,064	18,044
China BlueChemical Ltd., H Shares	174,000	64,845
China Bohai Bank Co. Ltd., H Shares(1)	193,500	22,484
China Chunlai Education Group Co. Ltd.(1)	83,000	29,311
China CITIC Bank Corp. Ltd., H Shares	6,168,000	5,675,155
China Coal Energy Co. Ltd., H Shares	2,292,000	3,806,301
China Communications Services Corp. Ltd., H Shares	3,026,000	1,717,778
China Conch Venture Holdings Ltd.	146,500	248,407
China Datang Corp. Renewable Power Co. Ltd., H Shares	3,947,000	962,044
China Daye Non-Ferrous Metals Mining Ltd.(1)	6,260,000	149,479
China East Education Holdings Ltd.(1)	1,187,500	985,176
China Education Group Holdings Ltd.(1)(2)	2,392,949	882,409
China Everbright Bank Co. Ltd., H Shares	2,128,000	893,820
China Everbright Environment Group Ltd.	2,800,000	1,832,424
China Everbright Greentech Ltd.	40,000	4,601
China Feihe Ltd.	2,077,000	1,007,408
China Foods Ltd.	1,292,000	664,453
China Galaxy Securities Co. Ltd., H Shares	3,727,500	4,707,190
China Glass Holdings Ltd.(1)(2)	88,000	6,301
China High Speed Transmission Equipment Group Co. Ltd.(1)(2)	66,000	17,331
China Hongqiao Group Ltd.	2,253,500	10,164,362
China International Capital Corp. Ltd., H Shares	2,045,200	5,270,810
China Kepei Education Group Ltd.	104,000	17,777
China Lesso Group Holdings Ltd.	382,000	333,357
China Longyuan Power Group Corp. Ltd., H Shares	4,426,000	4,275,605
China Meidong Auto Holdings Ltd.	502,000	105,872
China Minsheng Banking Corp. Ltd., H Shares	1,560,000	806,102
China National Building Material Co. Ltd., H Shares	5,878,718	5,097,070
China New Higher Education Group Ltd.(1)	792,029	89,011
China Nonferrous Mining Corp. Ltd.	2,827,000	5,403,524
China Oriental Group Co. Ltd.	4,000	796
China Overseas Land & Investment Ltd.	774,500	1,414,902
China Pacific Insurance Group Co. Ltd., H Shares	2,458,600	11,252,911
China Petroleum & Chemical Corp., Class H	264,000	183,709
China Power International Development Ltd.	4,341,000	1,818,248
China Railway Group Ltd., H Shares	4,883,000	3,231,312
China Resources Beverage Holdings Co. Ltd.(2)	484,600	621,844
China Resources Building Materials Technology Holdings Ltd.	1,352,000	324,207
China Resources Land Ltd.	1,626,000	6,571,756

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
China Resources Medical Holdings Co. Ltd.(2)	679,000	$266,040
China Resources Power Holdings Co. Ltd.(2)	2,534,000	6,041,142
China Risun Group Ltd.	56,000	18,125
China Sanjiang Fine Chemicals Co. Ltd.(1)	25,000	15,557
China Taiping Insurance Holdings Co. Ltd.	2,563,400	7,464,436
China Tower Corp. Ltd., H Shares	4,944,300	7,035,370
China Traditional Chinese Medicine Holdings Co. Ltd.	988,000	254,896
China XLX Fertiliser Ltd.	1,404,000	2,122,848
China Yongda Automobiles Services Holdings Ltd.(2)	1,520,500	295,288
China Youran Dairy Group Ltd.(1)	3,046,000	1,964,370
Chow Tai Fook Jewellery Group Ltd.(2)	258,600	431,958
CIMC Enric Holdings Ltd.	862,000	1,408,211
CITIC Ltd.	3,194,000	5,091,617
CMOC Group Ltd., H Shares	3,039,000	9,349,290
COFCO Joycome Foods Ltd.(1)	962,000	190,300
Concord New Energy Group Ltd.	2,500,000	94,446
COSCO SHIPPING Holdings Co. Ltd., Class H(2)	1,171,500	2,273,336
COSCO SHIPPING Ports Ltd.	521,519	432,181
CSPC Pharmaceutical Group Ltd.	2,924,000	3,680,753
CSSC Hong Kong Shipping Co. Ltd.(2)	2,158,000	694,039
Damai Entertainment Holdings Ltd.(1)(2)	21,860,000	2,278,943
Dongfeng Motor Group Co. Ltd., Class H(1)	756,000	945,756
Dongyue Group Ltd.	349,000	624,563
Edvantage Group Holdings Ltd.	18,652	3,644
Ever Sunshine Services Group Ltd.	550,000	124,966
Everest Medicines Ltd.(1)(2)	4,000	19,369
Excellence Commercial Property & Facilities Management Group Ltd.	96,000	9,682
FIH Mobile Ltd.(1)	378,200	1,065,964
FinVolution Group, ADR	67,791	380,985
Fu Shou Yuan International Group Ltd.(2)	794,000	268,699
Fufeng Group Ltd.	1,874,000	1,946,312
Fuyao Glass Industry Group Co. Ltd., H Shares	65,200	541,048
GDS Holdings Ltd., Class A(1)(2)	1,400	7,253
Gemdale Properties & Investment Corp. Ltd.(1)	490,000	9,756
Goodbaby International Holdings Ltd.	757,000	102,183
Grand Pharmaceutical Group Ltd.	41,500	41,562
Great Wall Motor Co. Ltd., H Shares	620,500	1,016,739
Greentown China Holdings Ltd.(2)	1,108,000	1,479,257
Greentown Management Holdings Co. Ltd.(2)	689,000	248,573
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	164,000	11,487
Guoquan Food Shanghai Co. Ltd.	290,000	151,370
Haichang Ocean Park Holdings Ltd.(1)(2)	933,000	63,296
Haitian International Holdings Ltd.	517,000	1,670,703
Harbin Electric Co. Ltd., H Shares	722,000	2,591,053
Hengan International Group Co. Ltd.	990,000	3,683,103
Hisense Home Appliances Group Co. Ltd., H Shares	113,000	345,736
Hua Hong Semiconductor Ltd.(1)(2)	2,000	24,640
Huaneng Power International, Inc., H Shares	3,016,000	2,322,074
iDreamSky Technology Holdings Ltd.(1)(2)	441,200	30,981
Inkeverse Group Ltd.(1)	1,641,000	152,520
iQIYI, Inc., ADR(1)	185,267	296,427
JD Health International, Inc.(1)	920,300	6,660,731
JD Logistics, Inc.(1)	2,488,400	3,537,236

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Jiayin Group, Inc., ADR	3,955	$25,628
Jinxin Fertility Group Ltd.(1)(2)	9,000	2,866
Jiumaojiu International Holdings Ltd.(2)	1,852,000	484,562
JNBY Design Ltd.	399,500	1,098,081
Kinetic Development Group Ltd.	3,108,000	817,651
Kingboard Holdings Ltd.	597,500	3,085,442
Kingboard Laminates Holdings Ltd.	561,000	1,693,242
Kingsoft Corp. Ltd.	349,400	1,160,397
Kuaishou Technology	1,509,700	11,971,216
Launch Tech Co. Ltd., Class H	58,500	66,912
Lee & Man Paper Manufacturing Ltd.	353,000	174,147
Li Ning Co. Ltd.	2,715,000	7,779,296
Lingbao Gold Group Co. Ltd., Class H(2)	838,500	2,883,176
Linklogis, Inc., Class B	37,500	10,369
Longfor Group Holdings Ltd.(2)	2,376,188	3,008,494
Lonking Holdings Ltd.	2,446,000	1,067,580
LVGEM China Real Estate Investment Co. Ltd.(1)	142,000	5,138
Maoyan Entertainment	1,200	977
Midea Real Estate Holding Ltd.(1)(2)	358,400	193,182
MMG Ltd.(1)	5,197,600	7,136,183
NetDragon Websoft Holdings Ltd.	1,000	1,151
New China Life Insurance Co. Ltd., H Shares	1,280,300	9,009,740
Nexteer Automotive Group Ltd.	1,941,000	1,849,273
Nine Dragons Paper Holdings Ltd.(1)	3,665,000	4,122,692
Noah Holdings Ltd., ADR	2,563	30,295
Onewo, Inc., Class H	71,900	174,829
Orient Overseas International Ltd.(2)	75,500	1,441,924
People's Insurance Co. Group of China Ltd., H Shares	8,314,000	6,791,510
Perennial Energy Holdings Ltd.(1)	130,000	19,036
Persistence Gold Group Ltd.	1,280,000	195,189
PICC Property & Casualty Co. Ltd., H Shares	4,898,000	10,106,261
Ping An Healthcare & Technology Co. Ltd.(1)(2)	749,200	1,258,307
Poly Property Services Co. Ltd., Class H	351,800	1,437,745
Postal Savings Bank of China Co. Ltd., H Shares	78,000	49,082
Powerlong Commercial Management Holdings Ltd.(1)	20,500	6,502
Precision Tsugami China Corp. Ltd.	40,000	227,058
Q Technology Group Co. Ltd.	1,042,000	1,178,455
Qfin Holdings, Inc., ADR	116,876	1,701,715
Radiance Holdings Group Co. Ltd.(1)(2)	659,000	138,560
Scholar Education Group(2)	151,000	38,384
Seazen Group Ltd.(1)	866,000	253,912
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	20,400	13,273
Shanghai Industrial Holdings Ltd.	51,000	99,994
Shenzhen Expressway Corp. Ltd., H Shares	44,000	40,358
Shenzhen International Holdings Ltd.	1,051,420	1,224,865
Shimao Services Holdings Ltd.(1)	2,000	161
Shougang Fushan Resources Group Ltd.	2,329,000	1,002,116
Shui On Land Ltd.	901,000	75,825
Sichuan Expressway Co. Ltd., Class H	154,000	110,109
Simcere Pharmaceutical Group Ltd.	379,000	602,507
Sino-Ocean Group Holding Ltd.(1)	3,000	35
Sinopec Engineering Group Co. Ltd., H Shares	1,411,500	1,427,112
Sinopharm Group Co. Ltd., H Shares	392,000	1,056,848

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Sinotruk Hong Kong Ltd.	413,500	$2,176,778
Skyworth Group Ltd.(1)(2)	577,457	517,035
SOHO China Ltd.(1)	419,500	27,292
South Manganese Investment Ltd.(1)	432,000	28,056
SSY Group Ltd.(2)	556,000	191,986
Sun Art Retail Group Ltd.	2,253,500	472,264
Sunac Services Holdings Ltd.(2)	1,574,000	266,816
Sunshine Insurance Group Co. Ltd.	688,500	344,423
Sunshine Lake Pharma Co. Ltd.(1)(2)	118	648
Tianli International Holdings Ltd.(2)	605,000	193,161
Tingyi Cayman Islands Holding Corp.	2,264,000	3,780,766
Tongcheng Travel Holdings Ltd.	332,000	874,603
Tongda Group Holdings Ltd.(1)	3,800	1,707
Topsports International Holdings Ltd.	2,025,000	812,188
Tsaker New Energy Tech Co. Ltd.	56,500	5,836
Tsingtao Brewery Co. Ltd., H Shares	164,000	1,109,537
Uni-President China Holdings Ltd.	149,000	147,083
Vipshop Holdings Ltd., ADR	424,349	7,392,160
Viva Biotech Holdings(1)	9,000	2,515
Vnet Group, Inc., ADR(1)(2)	1,416	15,264
Want Want China Holdings Ltd.	5,965,000	3,733,461
Weibo Corp., ADR(2)	92,547	918,992
Weichai Power Co. Ltd., H Shares	271,000	1,127,714
West China Cement Ltd.(2)	3,518,000	1,355,541
Xiabuxiabu Catering Management China Holdings Co. Ltd.(1)	238,000	22,469
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares	59,000	22,069
Xinyi Energy Holdings Ltd.	2,950,325	477,874
XJ International Holdings Co. Ltd.(1)	922,000	21,207
Xtep International Holdings Ltd.	1,680,686	1,142,587
Yankuang Energy Group Co. Ltd., H Shares	2,000	3,574
Yihai International Holding Ltd.	788,000	1,640,007
Yixin Group Ltd.(2)	2,929,000	1,031,162
Yuexiu Property Co. Ltd.(2)	919,000	538,364
Yuexiu Services Group Ltd.	18,500	4,559
Yuexiu Transport Infrastructure Ltd.	734,000	431,093
Yum China Holdings, Inc.	24,782	1,360,780
Zengame Technology Holding Ltd.	142,000	42,951
Zhaojin Mining Industry Co. Ltd., H Shares	1,571,000	6,924,988
Zhejiang Expressway Co. Ltd., H Shares	146,760	128,414
Zhejiang Leapmotor Technology Co. Ltd.(1)	142,000	740,583
Zhou Hei Ya International Holdings Co. Ltd.	826,500	165,641
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H(2)	3,600	4,800
ZTO Express Cayman, Inc., ADR(2)	69,975	1,705,991
		330,570,172
Greece — 0.7%
Aegean Airlines SA	9,756	158,381
Alpha Bank SA	150,640	662,578
Eurobank SA	402,430	1,864,643
GEK TERNA SA	6,137	261,465
Hellenic Telecommunications Organization SA	3,023	62,794
HELLENiQ ENERGY Holdings SA	26,170	273,258
LAMDA Development SA(1)	12,980	107,268
Motor Oil Hellas Corinth Refineries SA	14,051	609,937

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
National Bank of Greece SA	141,135	$2,295,798
Optima bank SA(2)	23,874	275,676
Piraeus Bank SA(1)	265,694	2,549,226
Titan SA	5,692	353,192
		9,474,216
Hong Kong — 0.0%
China South City Holdings Ltd.(1)(2)	854,000	5,840
China Sunshine Paper Holdings Co. Ltd.	186,000	32,069
EVA Precision Industrial Holdings Ltd.	54,000	6,134
Impro Precision Industries Ltd.	96,000	106,703
Jinchuan Group International Resources Co. Ltd.(1)(2)	49,000	1,002
Shanghai Industrial Urban Development Group Ltd.(1)	240,000	9,179
Shinsun Holdings Group Co. Ltd.(1)	137,000	175
		161,102
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	33,906	375,306
OTP Bank Nyrt	23,677	2,919,194
Richter Gedeon Nyrt	27,388	1,027,405
		4,321,905
India — 14.6%
5Paisa Capital Ltd.(1)	3,763	13,243
Aarti Industries Ltd.	46,403	228,341
Aarti Pharmalabs Ltd.	5,749	45,824
Accelya Solutions India Ltd.	954	12,573
Action Construction Equipment Ltd.	9,391	91,560
Adani Ports & Special Economic Zone Ltd.	181,260	3,034,416
Adani Power Ltd.(1)	468,815	723,301
Aditya Birla Capital Ltd.(1)	101,920	386,080
Aditya Birla Sun Life Asset Management Co. Ltd.	30,896	303,913
AGI Greenpac Ltd.	14,938	87,973
AGI Infra Ltd.	16,205	54,472
AGS Transact Technologies Ltd.(1)	24,586	948
Ajanta Pharma Ltd.	7,940	261,694
Allcargo Global Ltd.(1)	37,584	8,870
Allcargo Logistics Ltd.(1)	37,584	3,498
Allcargo Terminals Ltd.(1)	9,396	2,579
Amara Raja Energy & Mobility Ltd.	41,686	387,413
Amber Enterprises India Ltd.(1)	7,318	641,957
Ambika Cotton Mills Ltd.	311	4,623
Anant Raj Ltd.	33,112	193,168
Andhra Sugars Ltd.	4,689	3,813
Angel One Ltd.	229,370	589,187
Apar Industries Ltd.	7,778	957,277
APL Apollo Tubes Ltd.	10,245	251,926
Apollo Hospitals Enterprise Ltd.	1,240	106,797
Apollo Tyres Ltd.	101,004	504,346
Aptech Ltd.	2,186	2,100
Aptus Value Housing Finance India Ltd.	75,532	202,827
Archean Chemical Industries Ltd.	25,564	162,134
Arvind Fashions Ltd.	11,545	56,173
Arvind Ltd.	70,690	274,043
Asahi India Glass Ltd.	3,006	29,787
Ashok Leyland Ltd.	496,800	1,153,636

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Ashoka Buildcon Ltd.(1)	31,206	$44,745
Aster DM Healthcare Ltd.	27,211	196,057
Astra Microwave Products Ltd.	7,929	84,430
Aurobindo Pharma Ltd.	62,517	841,305
Avadh Sugar & Energy Ltd.	1,300	5,335
Avanti Feeds Ltd.	12,346	175,215
Axis Bank Ltd., GDR	16,866	1,270,154
Bajaj Auto Ltd.	7,508	823,718
Bajaj Consumer Care Ltd.(1)	11,479	49,880
Bajaj Finance Ltd.	342,614	3,757,489
Bajaj Finserv Ltd.	4,134	90,660
Bajaj Hindusthan Sugar Ltd.(1)	393,023	69,891
Bajel Projects Ltd.(1)	4,771	8,461
Balkrishna Industries Ltd.	19,412	509,396
Balrampur Chini Mills Ltd.	34,650	179,486
Banco Products India Ltd.	10,766	73,850
Bandhan Bank Ltd.	390,427	781,807
Bank of Baroda	285,035	1,009,768
BASF India Ltd.	1,229	46,680
Bata India Ltd.	17,876	155,104
Bayer CropScience Ltd.	3,832	196,768
BEML Ltd.	8,104	149,876
Best Agrolife Ltd.	37,695	6,707
Bhansali Engineering Polymers Ltd.	3,804	3,406
Bharat Electronics Ltd.	675,918	3,309,597
Bharat Forge Ltd.	37,460	788,647
Bharat Heavy Electricals Ltd.	161,556	470,764
Bharat Petroleum Corp. Ltd.	926,318	3,924,389
Birla Corp. Ltd.	4,926	54,155
BirlaNu Ltd.	251	4,161
Birlasoft Ltd.	20,238	86,964
Blue Dart Express Ltd.	1,633	102,040
Bluspring Enterprises Ltd.(1)	11,914	6,687
Bombay Burmah Trading Co.	10,853	202,287
Bombay Dyeing & Manufacturing Co. Ltd.	44,863	56,019
Borosil Renewables Ltd.(1)	3,660	18,350
Brigade Enterprises Ltd.	23,579	179,969
Brightcom Group Ltd.(1)	813,426	95,704
BSE Ltd.	64,938	1,937,435
Butterfly Gandhimathi Appliances Ltd.(1)	68	450
Can Fin Homes Ltd.	37,412	347,435
Canara Bank	217,430	376,417
Cantabil Retail India Ltd.	16,237	47,546
Capacit'e Infraprojects Ltd.(1)	10,286	27,487
Caplin Point Laboratories Ltd.	145	2,719
Castrol India Ltd.	193,676	398,059
CCL Products India Ltd.	7,880	88,084
Ceat Ltd.	15,420	598,799
Ceigall India Ltd.(1)	7,368	23,020
Cemindia Projects Ltd.	51,929	329,228
Century Enka Ltd.	2,034	9,698
Chalet Hotels Ltd.	2,277	20,234
Chambal Fertilisers & Chemicals Ltd.	115,968	589,215

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Chennai Petroleum Corp. Ltd.	28,167	$297,975
Cholamandalam Investment & Finance Co. Ltd.	216,254	4,120,287
CIE Automotive India Ltd.	265	1,376
Cipla Ltd.	11,659	173,136
City Union Bank Ltd.	189,908	591,134
CMS Info Systems Ltd.	47,109	157,285
Coal India Ltd.	855,177	4,051,386
Cochin Shipyard Ltd.	22,331	366,284
Confidence Petroleum India Ltd.	23,445	8,183
Coromandel International Ltd.	82,090	2,004,793
Cosmo First Ltd.	2,175	17,001
Craftsman Automation Ltd.	4,452	368,574
CreditAccess Grameen Ltd.(1)	20,459	284,929
Credo Brands Marketing Ltd.	9,928	9,477
CSB Bank Ltd.(1)	8,038	35,125
Cyient Ltd.	26,619	268,379
Dalmia Bharat Ltd.	517	11,326
Dalmia Bharat Refractories Ltd.(1)	37	4
Dalmia Bharat Sugar & Industries Ltd.	1,821	6,049
DCB Bank Ltd.	55,257	112,903
DCM Shriram Ltd.	8,426	96,053
DCW Ltd.	60,041	31,390
Deepak Fertilisers & Petrochemicals Corp. Ltd.	14,955	163,925
Deepak Nitrite Ltd.	1,602	27,824
Dhampur Bio Organics Ltd.	1,877	2,122
Dhampur Sugar Mills Ltd.(1)	12,479	17,384
Digitide Solutions Ltd.(1)	11,914	12,897
Dilip Buildcon Ltd.	20,482	93,717
Dwarikesh Sugar Industries Ltd.	12,008	4,927
eClerx Services Ltd.	5,833	203,744
Edelweiss Financial Services Ltd.	102,601	129,117
Eicher Motors Ltd.	6,288	554,085
EID Parry India Ltd.(1)	52,624	501,110
Elecon Engineering Co. Ltd.	14,376	65,850
Emami Ltd.	38,383	195,364
Endurance Technologies Ltd.	2,695	79,021
Engineers India Ltd.	44,338	108,154
Epack Durable Ltd.(1)	3,342	9,115
Epigral Ltd.	2,762	27,079
EPL Ltd.	83,278	199,185
Equitas Small Finance Bank Ltd.(1)	96,941	68,644
Escorts Kubota Ltd.	4,030	155,939
Ester Industries Ltd.	4,313	5,016
Eveready Industries India Ltd.	21,670	79,059
Everest Industries Ltd.	1,179	5,047
Everest Kanto Cylinder Ltd.	25,349	31,277
Excel Industries Ltd.	459	4,810
Exide Industries Ltd.	12,458	45,825
Federal Bank Ltd.	449,222	1,482,268
Filatex India Ltd.	92,883	44,380
Fine Organic Industries Ltd.	1,653	85,596
Finolex Industries Ltd.	34,729	70,751
Five-Star Business Finance Ltd.	62,668	287,690

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Force Motors Ltd.	3,822	$1,024,445
G R Infraprojects Ltd.	1,800	18,895
Gabriel India Ltd.	19,239	211,419
Galaxy Surfactants Ltd.	679	14,686
Garden Reach Shipbuilders & Engineers Ltd.	4,895	130,959
Gateway Distriparks Ltd.	19,801	12,813
Geojit Financial Services Ltd.	52,137	36,229
GHCL Ltd.	23,945	126,056
GHCL Textiles Ltd.	13,434	11,297
GIC Housing Finance Ltd.	10,437	17,725
Glenmark Pharmaceuticals Ltd.	45,061	1,058,887
Global Health Ltd.	16,312	204,217
Globus Spirits Ltd.	1,021	10,047
Godawari Power & Ispat Ltd.	156,836	459,397
Godrej Agrovet Ltd.	20,225	142,511
Gokaldas Exports Ltd.(1)	14,545	102,929
Gokul Agro Resources Ltd.(1)	53,356	99,570
Granules India Ltd.	34,246	219,954
Grasim Industries Ltd.	39,614	1,219,835
Great Eastern Shipping Co. Ltd.	51,791	762,569
Greenpanel Industries Ltd.(1)	3,008	6,820
Greenply Industries Ltd.	16,723	40,602
Gufic Biosciences Ltd.	5,829	18,165
Gujarat Alkalies & Chemicals Ltd.	3,982	20,926
Gujarat Ambuja Exports Ltd.	28,756	44,606
Gujarat Mineral Development Corp. Ltd.	13,196	82,691
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	40,371	202,484
Gujarat Pipavav Port Ltd.	102,692	199,611
Gujarat State Fertilizers & Chemicals Ltd.	81,386	151,459
Gulf Oil Lubricants India Ltd.	7,317	88,898
Hathway Cable & Datacom Ltd.(1)	169,968	20,071
HBL Engineering Ltd.	17,551	132,261
HCL Technologies Ltd.	382,665	5,857,263
HDFC Asset Management Co. Ltd.	28,900	857,764
HealthCare Global Enterprises Ltd.(1)	9,740	61,634
Heritage Foods Ltd.	15,708	55,046
Hero MotoCorp Ltd.	43,089	2,707,467
HG Infra Engineering Ltd.	2,515	14,975
Himadri Speciality Chemical Ltd., ADR	55,687	297,386
Hindalco Industries Ltd.	505,708	5,146,666
Hinduja Global Solutions Ltd.(1)	845	3,504
Hindustan Aeronautics Ltd.	13,273	571,470
Hindustan Copper Ltd.	38,304	238,799
Hindustan Petroleum Corp. Ltd.	580,611	2,800,472
Hindware Home Innovation Ltd.(1)	2,624	6,583
I G Petrochemicals Ltd.	1,051	4,186
ICICI Bank Ltd.	16,313	248,067
IIFL Capital Services Ltd.	99,811	317,234
IIFL Finance Ltd.	158,533	866,146
India Glycols Ltd.	16,556	175,203
IndiaMart InterMesh Ltd.	11,484	269,810
Indian Bank	40,248	438,626
Indian Energy Exchange Ltd.	63,666	88,027

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Indian Metals & Ferro Alloys Ltd.	1,190	$16,576
Indian Oil Corp. Ltd.	1,294,570	2,668,333
Indian Renewable Energy Development Agency Ltd.(1)	22,551	30,345
Indraprastha Medical Corp. Ltd.	7,149	31,713
Indus Towers Ltd.(1)	696,932	3,491,784
IndusInd Bank Ltd.(1)	39,650	417,215
Infosys Ltd., ADR	435,886	6,294,194
INOX India Ltd.	4,147	53,074
Intellect Design Arena Ltd.	15,447	118,742
IOL Chemicals & Pharmaceuticals Ltd.	16,345	13,167
IRCON International Ltd.	44,986	71,200
J Kumar Infraprojects Ltd.	15,616	90,751
Jaiprakash Power Ventures Ltd.(1)	587,700	98,534
Jammu & Kashmir Bank Ltd.	244,848	326,970
Jamna Auto Industries Ltd.	114,313	185,522
Jana Small Finance Bank Ltd.(1)	9,150	37,317
Jayaswal NECO Industries Ltd.(1)	33,883	28,608
Jindal Poly Films Ltd.	1,238	8,397
Jindal Saw Ltd.	81,100	165,500
Jindal Stainless Ltd.	116,995	1,000,176
Jindal Steel Ltd.	265,877	3,640,661
JK Cement Ltd.	8,590	534,625
JK Lakshmi Cement Ltd.	15,916	125,068
JK Paper Ltd.	25,694	102,353
JK Tyre & Industries Ltd.	78,669	433,864
JM Financial Ltd.	235,243	330,553
JSW Energy Ltd.	29,344	157,414
JSW Steel Ltd.	137,289	1,912,176
Jubilant Ingrevia Ltd.	15,747	101,478
Jubilant Pharmova Ltd.	14,710	140,177
Kajaria Ceramics Ltd.	39,103	411,683
Kalpataru Projects International Ltd.	26,004	354,760
Karnataka Bank Ltd.	108,179	241,439
Karur Vysya Bank Ltd.	249,381	894,698
Kaveri Seed Co. Ltd.	10,639	90,499
KCP Ltd.	12,788	22,277
KEC International Ltd.	34,010	218,599
Kirloskar Brothers Ltd.	6,089	106,080
Kirloskar Ferrous Industries Ltd.	14,319	62,587
Kirloskar Oil Engines Ltd.	17,266	264,643
KNR Constructions Ltd.	17,237	25,123
Kolte-Patil Developers Ltd.(1)	2,489	9,707
Kotak Mahindra Bank Ltd.	1,710,830	7,818,780
KPI Green Energy Ltd.	23,238	98,819
KPIT Technologies Ltd.	7,670	65,190
KPR Mill Ltd.	4,523	44,782
KRBL Ltd.	4,023	15,044
Krsnaa Diagnostics Ltd.	3,390	23,651
L&T Finance Ltd.	249,973	780,989
Larsen & Toubro Ltd.	117,232	5,515,278
Laurus Labs Ltd.	29,514	349,917
Laxmi Organic Industries Ltd.	4,784	6,636
LG Balakrishnan & Bros Ltd.	4,162	89,142

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
LIC Housing Finance Ltd.	166,801	$987,247
LT Foods Ltd.	39,856	176,719
LUX Industries Ltd.	271	2,688
Maharashtra Seamless Ltd.	24,985	154,316
Mahindra & Mahindra Financial Services Ltd.	98,147	404,201
Mahindra & Mahindra Ltd.	102,801	3,842,333
Mahindra Logistics Ltd.	10,289	46,876
Maithan Alloys Ltd.	648	7,154
Manali Petrochemicals Ltd.	13,942	8,501
Manappuram Finance Ltd.	402,856	1,253,329
Marksans Pharma Ltd.	83,831	161,052
Maruti Suzuki India Ltd.	35,744	5,843,229
MAS Financial Services Ltd.	5,661	20,210
Matrimony.com Ltd.	3,231	14,360
Mazagon Dock Shipbuilders Ltd.	5,066	123,923
Medplus Health Services Ltd.(1)	4,549	42,419
Meghmani Organics Ltd.(1)	23,240	13,497
Minda Corp. Ltd.	26,484	161,967
MOIL Ltd.	8,159	27,594
Motherson Sumi Wiring India Ltd.	70,026	33,316
Motilal Oswal Financial Services Ltd.	48,784	389,413
Mphasis Ltd.	16,726	422,814
MRF Ltd.	383	593,902
Mrs Bectors Food Specialities Ltd.	6,585	15,113
MSTC Ltd.	897	4,517
Multi Commodity Exchange of India Ltd.	36,460	981,055
Muthoot Finance Ltd.	85,876	3,169,395
Muthoot Microfin Ltd.(1)	9,966	18,506
Narayana Hrudayalaya Ltd.	17,172	345,493
Natco Pharma Ltd.	12,871	140,019
National Aluminium Co. Ltd.	315,845	1,232,353
National Fertilizers Ltd.	11,767	10,016
Nava Ltd.	47,256	309,457
Navin Fluorine International Ltd.	15,634	1,076,866
NCC Ltd.	152,198	255,960
NESCO Ltd.	1,650	20,396
Neuland Laboratories Ltd.	1,328	187,588
NIIT Learning Systems Ltd.	6,430	23,859
Nippon Life India Asset Management Ltd.	53,044	543,342
NLC India Ltd.	23,997	68,694
NMDC Ltd.	1,035,997	932,273
NOCIL Ltd.	7,488	11,899
NTPC Ltd.	1,284,804	5,400,333
Nuvama Wealth Management Ltd.	46,560	637,623
Oil & Natural Gas Corp. Ltd.	1,288,945	3,972,522
Oil India Ltd.	137,056	730,814
Olectra Greentech Ltd.	470	5,159
Onesource Specialty Pharma Ltd.(1)	7,814	115,684
Optiemus Infracom Ltd.(1)	2,901	13,219
Oracle Financial Services Software Ltd.	5,461	417,921
Orient Cement Ltd.	10,916	18,504
Orient Electric Ltd.	10,075	20,519
Orient Green Power Co. Ltd.(1)	119,791	13,023

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Panama Petrochem Ltd.	7,332	$22,714
Paradeep Phosphates Ltd.	310,731	416,185
PCBL Chemical Ltd.	49,502	168,645
Pearl Global Industries Ltd.	3,411	57,993
Pennar Industries Ltd.(1)	25,863	42,553
Persistent Systems Ltd.	12,534	654,108
Petronet LNG Ltd.	258,835	920,305
PNB Housing Finance Ltd.	25,989	235,960
PNC Infratech Ltd.	39,746	90,374
Pondy Oxides & Chemicals Ltd.	3,672	46,361
Power Finance Corp. Ltd.	667,909	3,041,702
Power Mech Projects Ltd.	3,410	78,157
Prakash Industries Ltd.	44,580	64,347
Precision Wires India Ltd.	15,100	51,901
Pricol Ltd.	28,946	191,970
Prince Pipes & Fittings Ltd.	3,796	10,549
Prism Johnson Ltd.(1)	8,325	11,505
PTC India Ltd.	104,511	191,352
Quess Corp. Ltd.	18,651	40,151
Railtel Corp. of India Ltd.	49,019	169,289
Rain Industries Ltd.	48,778	79,772
Rainbow Children's Medicare Ltd.	4,519	59,216
Ramco Cements Ltd.	39,260	487,456
Ramkrishna Forgings Ltd.	18,773	113,998
Rane Holdings Ltd.	3,225	42,803
Rashtriya Chemicals & Fertilizers Ltd.	32,956	46,018
Raymond Lifestyle Ltd.(1)	8,304	80,480
Raymond Ltd.(1)	10,381	45,827
Raymond Realty Ltd.(1)	4,917	22,751
RBL Bank Ltd.	257,229	905,393
REC Ltd.	545,238	2,099,925
Redington Ltd.	102,736	317,200
Reliance Power Ltd.(1)	587,154	155,203
Religare Enterprises Ltd.(1)	73,378	170,897
Repco Home Finance Ltd.	27,990	117,297
Restaurant Brands Asia Ltd.(1)	23,916	16,724
Rhi Magnesita India Ltd.	3,248	15,534
RITES Ltd.	28,436	66,970
Rolex Rings Ltd.(1)	9,690	14,351
RPG Life Sciences Ltd.	1,481	30,549
Rupa & Co. Ltd.	11,092	16,897
SAMHI Hotels Ltd.(1)	26,195	46,768
Sammaan Capital Ltd.(1)	141,669	233,775
Samvardhana Motherson International Ltd.	757,773	1,112,121
Sanghi Industries Ltd.(1)	11,763	7,718
Sanghvi Movers Ltd.	9,815	28,209
Sanofi India Ltd.	2,035	88,813
Sansera Engineering Ltd.	15,702	404,873
Sarda Energy & Minerals Ltd.	49,853	302,517
Satia Industries Ltd.	7,648	5,570
Satin Creditcare Network Ltd.(1)	27,482	46,700
SBFC Finance Ltd.(1)	183,400	187,908
SBI Cards & Payment Services Ltd.(1)	2,586	22,056

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
SEAMEC Ltd.(1)	1,351	$19,570
SH Kelkar & Co. Ltd.	8,157	13,290
Sharda Cropchem Ltd.	934	12,276
Share India Securities Ltd.	36,311	52,469
Shipping Corp. of India Land & Assets Ltd.	12,981	6,539
Shipping Corp. of India Ltd.	98,450	285,089
Shree Cement Ltd.	396	113,511
Shriram Finance Ltd.	604,168	7,183,358
Shriram Pistons & Rings Ltd.	6,636	227,500
Shyam Metalics & Energy Ltd.	31,547	298,821
Siyaram Silk Mills Ltd.	1,138	6,661
SKF India Industrial Ltd.(1)	319	8,985
SKF India Ltd.	319	6,103
SMC Global Securities Ltd.	49,000	41,482
Sobha Ltd.	8,417	129,292
Sonata Software Ltd.	14,156	41,782
South Indian Bank Ltd.	745,989	337,720
Southern Petrochemical Industries Corp. Ltd.	13,120	10,046
Speciality Restaurants Ltd.	6,760	7,539
SRF Ltd.	11,511	324,774
Star Cement Ltd.	34,794	82,096
State Bank of India, GDR	14,473	1,906,546
Sterling Tools Ltd.	8,956	21,949
Stove Kraft Ltd.	1,925	10,322
Strides Pharma Science Ltd.	15,628	146,702
Sudarshan Chemical Industries Ltd.	7,929	76,531
Sun Pharmaceutical Industries Ltd.	11,584	222,078
Sun TV Network Ltd.	43,327	309,028
Sunflag Iron & Steel Co. Ltd.	6,209	16,814
Supreme Industries Ltd.	4,391	192,182
Supreme Petrochem Ltd.	13,573	107,037
Supriya Lifescience Ltd.	4,270	30,758
Surya Roshni Ltd.	40,658	100,148
Suryoday Small Finance Bank Ltd.(1)	13,760	19,994
Swaraj Engines Ltd.	1,833	72,536
TAJGVK Hotels & Resorts Ltd.	13,190	51,922
Tamil Nadu Newsprint & Papers Ltd.	14,869	22,385
Tamilnadu Petroproducts Ltd.	8,337	8,637
Tanla Platforms Ltd.	12,725	63,719
Tata Chemicals Ltd.	62,011	489,600
Tata Motors Ltd./new(1)	5,470	30,449
Tata Motors Passenger Vehicles Ltd.	5,470	23,038
Tata Steel Ltd.	3,380,049	7,902,939
Tech Mahindra Ltd.	238,569	3,570,106
Thermax Ltd.	774	26,549
Thirumalai Chemicals Ltd.(1)	8,400	17,675
Time Technoplast Ltd.	52,644	106,329
Titagarh Rail System Ltd.	25,526	197,004
Tourism Finance Corp. of India Ltd.	147,090	114,579
Tracxn Technologies Ltd.(1)	29,864	11,180
TransIndia Real Estate Ltd.(1)	9,396	2,519
Transport Corp. of India Ltd.	1,955	21,569
Trident Ltd.	106,553	30,041

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Triveni Turbine Ltd.	15,888	$85,418
Tube Investments of India Ltd.	4,947	149,677
TV Today Network Ltd.	8,203	11,253
TVS Srichakra Ltd.	401	17,369
Uflex Ltd.	4,366	23,137
Ugar Sugar Works Ltd.(1)	8,924	3,592
Ujjivan Small Finance Bank Ltd.(1)	409,138	261,217
UltraTech Cement Ltd.	2,930	408,521
Union Bank of India Ltd.	639,922	1,424,429
Usha Martin Ltd.	8,471	39,054
UTI Asset Management Co. Ltd.	12,909	140,342
Valiant Organics Ltd.(1)	587	1,489
Vardhman Textiles Ltd.	20,758	124,333
Varroc Engineering Ltd.	26,103	155,390
Vedanta Ltd.	399,734	3,161,589
Venky's India Ltd.	72	1,068
Vimta Labs Ltd.	3,917	19,426
Vishnu Chemicals Ltd.	3,715	20,550
VLS Finance Ltd.	6,312	17,494
V-Mart Retail Ltd.(1)	536	3,273
VRL Logistics Ltd.	16,400	50,032
Welspun Corp. Ltd.	42,400	385,716
Welspun Enterprises Ltd.	19,561	104,483
Welspun Living Ltd.	23,059	31,921
West Coast Paper Mills Ltd.	9,632	44,690
Wockhardt Ltd.(1)	21,069	316,314
Wonderla Holidays Ltd.	1,022	5,362
Yes Bank Ltd.(1)	257,765	58,757
Zydus Lifesciences Ltd.	16,061	163,452
		202,919,090
Indonesia — 1.5%
ABM Investama Tbk. PT	215,600	37,035
Adaro Andalan Indonesia PT	1,137,934	627,042
Alamtri Minerals Indonesia Tbk. PT	4,913,700	613,719
Alamtri Resources Indonesia Tbk. PT	5,070,100	706,918
Aneka Tambang Tbk. PT	28,800	7,488
Astra International Tbk. PT	6,687,500	2,660,943
Bank BTPN Syariah Tbk. PT	204,100	13,985
Bank Mandiri Persero Tbk. PT	12,479,700	3,917,026
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	390,700	19,340
Bank Rakyat Indonesia Persero Tbk. PT	6,673,900	1,553,145
Bank Tabungan Negara Persero Tbk. PT	2,172,000	179,781
Buana Lintas Lautan Tbk. PT(1)	905,400	26,917
Bukit Asam Persero Tbk. PT	2,651,000	410,893
Buma Internasional Grup Tbk. PT(1)	2,928,500	52,036
Charoen Pokphand Indonesia Tbk. PT	1,200	304
Darma Henwa Tbk. PT(1)	10,899,900	340,466
Dharma Polimetal Tbk. PT	468,500	29,893
Dharma Satya Nusantara Tbk. PT	4,579,700	376,889
Elnusa Tbk. PT	3,007,000	152,846
Energi Mega Persada Tbk. PT(1)	2,715,100	285,999
Erajaya Swasembada Tbk. PT	985,900	25,832
ESSA Industries Indonesia Tbk. PT	241,600	9,295

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Gajah Tunggal Tbk. PT	983,300	$65,393
Harum Energy Tbk. PT(1)	83,500	5,796
Indah Kiat Pulp & Paper Tbk. PT	42,200	29,122
Indika Energy Tbk. PT	8,700	1,901
Indo Tambangraya Megah Tbk. PT	359,800	488,439
Indosat Tbk. PT	85,600	11,782
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	290,000	9,339
Japfa Comfeed Indonesia Tbk. PT	3,216,200	455,995
Jasa Marga Persero Tbk. PT	1,189,200	262,385
Medco Energi Internasional Tbk. PT	4,575,400	471,138
Media Nusantara Citra Tbk. PT(1)	18,900	263
Mitra Adiperkasa Tbk. PT	2,333,400	186,788
Mitra Pinasthika Mustika Tbk. PT	18,000	1,101
PP Persero Tbk. PT(1)	22,000	461
Samudera Indonesia Tbk. PT	1,484,800	35,399
Sawit Sumbermas Sarana Tbk. PT	558,400	52,284
Siloam International Hospitals Tbk. PT(1)	88,300	14,113
Sumber Tani Agung Resources Tbk. PT	377,300	26,223
Surya Semesta Internusa Tbk. PT	1,127,300	92,965
Telkom Indonesia Persero Tbk. PT, ADR(2)	167,396	3,560,513
Timah Tbk. PT	1,708,000	467,827
Triputra Agro Persada PT	2,701,300	261,905
United Tractors Tbk. PT	824,800	1,404,832
XLSMART Telecom Sejahtera Tbk. PT	3,285,200	620,227
		20,573,983
Kuwait — 0.4%
A'ayan Leasing & Investment Co. KSCP	240,548	176,704
Agility Public Warehousing Co. KSCC	815,598	366,503
Al Ahli Bank of Kuwait KSCP	51,628	51,511
Beyout Holding Co. KPSC	58,259	72,586
First Investment Co. KSCP(1)	189,379	68,235
KAMCO Investment Co. KSC	40,654	28,523
Kuwait Finance House KSCP	1,004,219	2,632,364
Kuwait International Bank KSCP	212,128	193,140
Mobile Telecommunications Co. KSCP	390,466	689,682
National Bank of Kuwait SAKP	204,685	628,621
National Consumer Holding Co. SAK(1)	115,487	36,614
National Investments Co. KSCP	32,506	29,445
Salhia Real Estate Co. KSCP	233,926	286,483
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	96,406	45,397
United Real Estate Co. SAKP(1)	221,510	202,127
		5,507,935
Malaysia — 1.3%
Aeon Co. M Bhd.	66,900	21,646
Alliance Bank Malaysia Bhd.	260,523	337,373
Allianz Malaysia Bhd.	4,200	23,912
AMMB Holdings Bhd.	1,506,000	2,487,465
Axiata Group Bhd.(2)	557,700	326,512
Bank Islam Malaysia Bhd.	224,400	142,410
Berjaya Corp. Bhd.(1)	362,870	25,176
Bermaz Auto Bhd.	56,400	12,253
Bumi Armada Bhd.	590,200	47,851
Cahya Mata Sarawak Bhd.	84,500	28,627

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
CELCOMDIGI Bhd.	413,800	$339,137
Chin Hin Group Bhd.(1)	45,600	25,895
CIMB Group Holdings Bhd.(2)	2,361,704	4,876,696
Dayang Enterprise Holdings Bhd.	105,700	48,715
DRB-Hicom Bhd.	107,900	33,813
Ekovest Bhd.(1)	127,900	8,214
Fraser & Neave Holdings Bhd.	1,900	17,050
Genting Bhd.(2)	515,100	374,236
HAP Seng Consolidated Bhd.	35,500	25,993
Hengyuan Refining Co. Bhd.(1)	49,400	11,599
Hibiscus Petroleum Bhd.	212,140	87,399
IJM Corp. Bhd.	384,100	247,436
Insas Bhd.	6,100	1,411
Jaya Tiasa Holdings Bhd.	276,200	78,743
Johor Plantations Group Bhd.	175,100	69,745
Kelington Group Bhd.	71,100	99,751
KSL Holdings Bhd.	28,705	22,773
Kuala Lumpur Kepong Bhd.	17,589	85,795
Leong Hup International Bhd.	105,000	20,632
Lingkaran Trans Kota Holdings Bhd.(1)	10,000	10
Mah Sing Group Bhd.	501,700	150,769
Malayan Banking Bhd.	1,088,560	3,344,714
Malaysia Smelting Corp. Bhd.	51,800	25,657
Malaysian Pacific Industries Bhd.	10,300	84,313
Malaysian Resources Corp. Bhd.	246,700	19,653
Matrix Concepts Holdings Bhd.	349,800	126,763
MBSB Bhd.	256,000	47,001
Mega First Corp. Bhd.	179,900	142,624
MISC Bhd.	151,200	313,504
Pecca Group Bhd.	65,300	28,191
Perak Transit Bhd.	69,000	4,692
Perdana Petroleum Bhd.(1)	287,300	10,737
Public Bank Bhd.(2)	1,182,100	1,496,810
RHB Bank Bhd.	398,921	860,829
Sarawak Oil Palms Bhd.	22,350	22,103
Scientex Bhd.	10,000	9,705
SD Guthrie Bhd.	166,000	245,241
Shin Yang Group Bhd.	175,300	36,934
Sime Darby Bhd.	672,100	421,893
Sime Darby Property Bhd.	789,700	293,991
Solarvest Holdings Bhd.(1)	43,700	24,925
SP Setia Bhd. Group	96,400	22,637
Supermax Corp. Bhd.(1)	123,224	8,857
Syarikat Takaful Malaysia Keluarga Bhd.	39,800	32,820
Ta Ann Holdings Bhd.	19,100	22,714
TASCO Bhd.	6,400	707
Telekom Malaysia Bhd.	181,200	346,875
Teo Seng Capital Bhd.	105,958	28,293
TH Plantations Bhd.	130,800	19,983
TSH Resources Bhd.(1)	185,600	58,171
Unisem M Bhd.	104,500	84,079
United Plantations Bhd.	46,050	349,075
Vantris Energy Bhd.(1)	3,135	282

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Velesto Energy Bhd.	1,494,600	$117,275
Wasco Bhd.	74,400	19,124
WCT Holdings Bhd.(1)	292,400	40,571
Yinson Holdings Bhd.	142,156	85,845
		18,876,625
Mexico — 2.0%
Alpek SAB de CV(1)	106,813	51,043
America Movil SAB de CV, ADR	237,790	6,187,296
Banco del Bajio SA	512,753	1,709,871
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	105,599	910,263
GCC SAB de CV	11,245	131,000
Gentera SAB de CV	1,005,682	2,919,176
Gruma SAB de CV, B Shares	18,017	324,854
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	3,986	486,930
Grupo Aeroportuario del Pacifico SAB de CV, ADR	10	2,608
Grupo Comercial Chedraui SA de CV	12,118	77,597
Grupo Financiero Banorte SAB de CV, Class O	775,879	8,822,459
Grupo Traxion SAB de CV(1)(2)	11,911	9,198
Industrias Penoles SAB de CV(1)	10,505	668,716
Megacable Holdings SAB de CV	633,154	2,455,485
Nemak SAB de CV(1)	827,028	155,590
Promotora y Operadora de Infraestructura SAB de CV	34,484	568,079
Qualitas Controladora SAB de CV(2)	97,827	954,299
Regional SAB de CV	208,700	1,950,428
		28,384,892
Philippines — 0.5%
Aboitiz Equity Ventures, Inc.	137,700	81,701
ACEN Corp.	29,310	1,427
Alliance Global Group, Inc.	273,900	40,883
Apex Mining Co., Inc.	852,000	258,787
Ayala Land, Inc.	2,531,800	917,455
BDO Unibank, Inc.	982,144	2,335,689
Converge Information & Communications Technology Solutions, Inc.	652,000	162,794
DMCI Holdings, Inc.	671,300	112,375
First Gen Corp.	11,100	3,532
Globe Telecom, Inc.	1,359	41,025
GT Capital Holdings, Inc.	20,130	233,883
JG Summit Holdings, Inc.	14,870	7,737
LT Group, Inc.	620,900	168,193
Metropolitan Bank & Trust Co.	1,159,590	1,548,531
Nickel Asia Corp.	100,800	9,522
Philippine National Bank	52,370	58,317
PLDT, Inc., ADR	40	957
Puregold Price Club, Inc.	183,100	133,315
Robinsons Land Corp.	225,400	72,324
Robinsons Retail Holdings, Inc.	19,230	12,712
Security Bank Corp.	186,270	238,483
Semirara Mining & Power Corp.	214,800	104,256
Universal Robina Corp.	60,120	83,361
		6,627,259
Poland — 1.4%
Alior Bank SA	59,776	2,004,470
Bank Handlowy w Warszawie SA	5,818	194,140

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Bank Millennium SA(1)	306,765	$1,491,903
Bank Polska Kasa Opieki SA	54,065	3,425,599
Grupa Kety SA	7,564	2,290,364
Jastrzebska Spolka Weglowa SA(1)	210	1,596
LPP SA	209	1,209,392
Orange Polska SA	433,278	1,700,798
ORLEN SA	199,785	6,434,912
Pepco Group NV	81,283	671,200
Text SA	10	106
XTB SA	39,093	973,546
		20,398,026
Qatar — 0.4%
Mazaya Real Estate Development QPSC(1)	299,746	48,757
Ooredoo QPSC	264,892	986,324
Qatar National Bank QPSC	798,369	4,238,486
		5,273,567
Russia(3) — 0.0%
Globaltrans Investment PLC, GDR(1)	15,648	2
LUKOIL PJSC(1)	7,931	—
Novolipetsk Steel PJSC(1)	70,860	—
VTB Bank PJSC(1)	30,520	—
		2
Saudi Arabia — 2.2%
Abdullah Al Othaim Markets Co.	10,539	17,251
Ades Holding Co.	97,051	462,204
Al Babtain Power & Telecommunication Co.	28,714	479,455
Al Khaleej Training & Education Co.(1)	4,677	22,876
Al Majed for Oud Co.	3,802	168,125
Al-Dawaa Medical Services Co.	3,712	48,382
Alinma Bank	491,748	3,652,585
Almarai Co. JSC	151,737	1,613,268
Amlak International Finance Co.(1)	21,117	57,956
Arab National Bank	291,980	1,601,740
Arabian Cement Co.	6,711	40,010
Arabian Centres Co.	51,414	247,968
Arabian Co. for Agricultural & Industrial Investment	2,387	16,059
Arabian Contracting Services Co.(1)	1,438	40,579
Arabian Drilling Co.	5,119	122,189
Astra Industrial Group Co.	2,706	92,178
BAAN Holding Group Co.(1)	38,267	18,122
Bank AlBilad	147,017	999,277
Bank Al-Jazira	248,650	764,230
Banque Saudi Fransi	311,145	1,643,361
Dar Al Arkan Real Estate Development Co.(1)	103,405	550,592
East Pipes Integrated Co. for Industry	13,066	488,543
Emaar Economic City(1)	16,003	36,463
Etihad Etisalat Co.	187,545	3,210,258
flynas Co. SJSC(1)	24,690	384,123
Fourth Milling Co.	54,181	52,584
Jabal Omar Development Co.(1)	70,651	280,062
Lumi Rental Co.(1)	2,967	30,636
Middle East Healthcare Co.	5,939	49,970
Mobile Telecommunications Co. Saudi Arabia	143,739	439,988
Najran Cement Co.(1)	11,854	20,026
Riyad Bank	349,039	2,575,589
Riyadh Cement Co.	20,300	126,931

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
SABIC Agri-Nutrients Co.	19,945	$657,394
Saudi Aramco Base Oil Co.	7,688	186,760
Saudi Awwal Bank	238,384	2,170,336
Saudi Investment Bank	53,438	192,109
Saudi Kayan Petrochemical Co.(1)	374,623	480,153
Saudi Manpower Solutions Co.	40,246	56,941
Saudi National Bank	227,546	2,521,179
Saudi Pharmaceutical Industries & Medical Appliances Corp.(1)	53,704	401,480
Saudi Telecom Co.	181,637	2,023,439
Savola Group(1)	64,694	388,420
Sustained Infrastructure Holding Co.	21,767	155,285
Theeb Rent A Car Co.	18,010	152,551
United International Transportation Co.	21,900	235,888
Yanbu Cement Co.	47,358	180,985
		30,156,500
South Africa — 4.3%
Absa Group Ltd.	274,697	4,694,507
AECI Ltd.	88,963	614,988
Afrimat Ltd.	318	759
Aspen Pharmacare Holdings Ltd.	94,285	802,123
Astral Foods Ltd.	35,563	622,379
Coronation Fund Managers Ltd.	23,974	75,697
DataTec Ltd.	54,599	264,367
DRDGOLD Ltd.	38,218	143,893
E Media Holdings Ltd.	6,556	922
Exxaro Resources Ltd.	32,565	405,211
FirstRand Ltd.	760,197	4,737,235
Foschini Group Ltd.	189,484	1,031,891
Gold Fields Ltd., ADR	108,175	6,365,017
KAP Ltd.(1)	436,358	59,326
Kumba Iron Ore Ltd.	9,692	224,021
Life Healthcare Group Holdings Ltd.	347,016	263,900
Merafe Resources Ltd.	366,791	27,162
Motus Holdings Ltd.	122,902	1,039,501
MTN Group Ltd.	611,272	7,950,886
Nedbank Group Ltd.	155,553	3,077,216
NEPI Rockcastle NV(1)	142,383	1,323,994
Netcare Ltd.	293,429	316,411
Ninety One Ltd.	90,111	308,201
Old Mutual Ltd.	2,534,709	2,623,503
Omnia Holdings Ltd.	86,799	487,216
PPC Ltd.	663,338	275,615
Raubex Group Ltd.	77,454	278,212
Reinet Investments SCA	39,907	1,405,031
Remgro Ltd.	18,053	219,754
Sappi Ltd.(1)(2)	301,117	318,317
Sasol Ltd., ADR(1)	168,202	1,500,362
Shoprite Holdings Ltd.	60,909	1,013,271
Sibanye Stillwater Ltd., ADR(1)	239,446	4,240,589
Standard Bank Group Ltd.	345,228	6,952,719
Sun International Ltd.	86,475	240,112
Super Group Ltd.	150,503	162,262
Telkom SA SOC Ltd.	227,948	922,553
Thungela Resources Ltd.(2)	105,251	736,990

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Tiger Brands Ltd.	48,859	$977,341
Truworths International Ltd.(2)	177,884	671,971
Valterra Platinum Ltd.	121	14,207
Vodacom Group Ltd.	198,159	2,022,237
Wilson Bayly Holmes-Ovcon Ltd.	30	398
		59,412,267
South Korea — 16.4%
Asiana Airlines, Inc.(1)	5,960	32,138
BGF retail Co. Ltd.	5,218	451,892
BH Co. Ltd.	8,811	118,170
Binggrae Co. Ltd.	1,158	65,866
BNK Financial Group, Inc.	111,256	1,540,475
Byucksan Corp.	10,363	14,374
Cheil Worldwide, Inc.	7,475	113,976
CJ CGV Co. Ltd.(1)	36,303	139,819
CJ CheilJedang Corp.	3,879	576,493
CJ Corp.	3,041	462,079
CJ ENM Co. Ltd.(1)	8,877	448,002
CJ Logistics Corp.	5,990	548,261
Cosmax, Inc.(1)	1,858	245,424
Coway Co. Ltd.(1)	15,115	858,769
CS Wind Corp.(1)	3,128	116,740
Cuckoo Homesys Co. Ltd.(1)	777	14,081
Daesang Corp.	8,128	127,350
Daewoong Co. Ltd.	8,210	153,999
Daishin Securities Co. Ltd.	1,990	62,161
Daou Data Corp.	1,498	27,620
Daou Technology, Inc.	20,388	770,985
DB HiTek Co. Ltd.	42,649	2,845,968
DB Insurance Co. Ltd.	13,573	1,724,384
DL E&C Co. Ltd.(1)	4,815	170,977
DL Holdings Co. Ltd.(1)	5,886	211,539
Dongjin Semichem Co. Ltd.	18,940	724,272
Dongkuk Holdings Co. Ltd.	1,826	12,510
Dongwon Industries Co. Ltd.	1,293	38,614
Doosan Tesna, Inc.	1,825	86,509
F&F Co. Ltd.	7,153	350,712
GOLFZON Co. Ltd.(1)	1,071	40,813
GS Holdings Corp.	36,078	1,724,267
GS P&L Co. Ltd.	2,264	80,736
GS Retail Co. Ltd.	24,641	376,613
Han Kuk Carbon Co. Ltd.(1)	10,954	319,223
Hana Financial Group, Inc.	172,180	14,564,224
Hana Micron, Inc.	7,180	181,176
Hana Tour Service, Inc.	1,091	36,453
Hanil Cement Co. Ltd.	7,001	88,455
Hankook & Co. Co. Ltd.	8,429	183,394
Hankook Tire & Technology Co. Ltd.	30,484	1,544,082
Hansae Co. Ltd.	1,224	12,161
Hansol Technics Co. Ltd.	18,052	77,799
Hanwha Aerospace Co. Ltd.	9,039	7,513,967
Hanwha Corp.(1)	28,517	2,707,967
Hanwha Corp., Preference Shares(1)	9,350	364,758

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Hanwha Engine(1)	42,068	$1,578,295
Hanwha General Insurance Co. Ltd.(1)	32,298	171,379
Hanwha Life Insurance Co. Ltd.(1)	115,080	396,354
Hanwha Vision Co. Ltd.(1)	9,337	553,526
Harim Holdings Co. Ltd.	39,663	445,640
HD Construction Equipment Co. Ltd.	14,458	1,410,593
HD Hyundai Co. Ltd.	41,769	8,496,836
HD Hyundai Heavy Industries Co. Ltd.	9,372	3,924,755
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	21,948	6,865,449
HDC Holdings Co. Ltd.	1,759	30,183
HDC Hyundai Development Co-Engineering & Construction, E Shares	11,880	191,136
Hite Jinro Co. Ltd.	9,001	111,177
HJ Shipbuilding & Construction Co. Ltd.(1)	1,200	21,139
HL Holdings Corp.	774	26,696
HL Mando Co. Ltd.	43,935	1,915,342
HMM Co. Ltd.	3,244	48,083
HS Hyosung Advanced Materials Corp.(1)	1,247	217,504
Hwa Shin Co. Ltd.(1)	5,675	61,374
Hyosung Corp.	7,642	898,189
Hyosung TNC Corp.	1,597	472,886
HYUNDAI Corp.	2,071	39,771
Hyundai Department Store Co. Ltd.	12,934	988,468
Hyundai Elevator Co. Ltd.	1,854	127,063
Hyundai Glovis Co. Ltd.	28,616	5,761,835
Hyundai Marine & Fire Insurance Co. Ltd.(1)	28,682	684,905
Hyundai Motor Co.	41,403	19,410,732
Hyundai Steel Co.	62,457	2,014,252
Hyundai Wia Corp.	16,213	1,140,101
iM Financial Group Co. Ltd.	49,577	633,604
Industrial Bank of Korea	164,040	2,937,781
Innocean Worldwide, Inc.	3,794	52,858
Interflex Co. Ltd.(1)	3,997	33,111
INTOPS Co. Ltd.	443	6,065
IS Dongseo Co. Ltd.(1)	985	21,284
JB Financial Group Co. Ltd.	66,626	1,469,147
KB Financial Group, Inc., ADR	100,959	11,105,490
KC Co. Ltd.	7,923	192,873
KCC Corp.	668	302,403
KEPCO Plant Service & Engineering Co. Ltd.(1)	2,768	119,270
KG Dongbusteel	15,429	64,849
KG Eco Solution Co. Ltd.(1)	9,800	44,589
Kia Corp.	98,826	14,111,125
KISCO Corp.	1,013	7,171
KIWOOM Securities Co. Ltd.	12,925	4,179,327
Kolon Industries, Inc.	8,747	411,462
KoMiCo Ltd.(1)	1,848	143,104
KONA I Co. Ltd.(1)	1,198	55,560
Korea Circuit Co. Ltd.	204	8,379
Korea Electric Terminal Co. Ltd.	1,528	85,867
Korea Investment Holdings Co. Ltd.	29,534	5,310,614
Korea Line Corp.(1)	53,816	81,164
Korean Air Lines Co. Ltd.(1)	48,816	951,290
Korean Reinsurance Co.	67,326	652,134

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
KT Corp.	24,264	$1,079,740
Kumho Petrochemical Co. Ltd.(1)	663	70,635
Kumho Tire Co., Inc.(1)	104,775	507,810
Kyung Dong Navien Co. Ltd.	2,198	98,040
LB Semicon, Inc.(1)	404	1,406
LG Chem Ltd.	28,842	8,386,617
LG Display Co. Ltd., ADR(1)	351,492	1,778,550
LG Electronics, Inc.	102,345	10,353,755
LG Innotek Co. Ltd.	18,287	4,051,596
LG Uplus Corp.	145,797	1,677,351
LIG Nex1 Co. Ltd.(1)	3,433	1,211,910
Lotte Chilsung Beverage Co. Ltd.	2,987	288,667
LOTTE Fine Chemical Co. Ltd.	6,453	229,245
Lotte Rental Co. Ltd.	7,126	167,286
LS Corp.(1)	8,180	1,620,618
LX International Corp.	17,302	512,452
Mcnex Co. Ltd.	602	11,432
MegaStudyEdu Co. Ltd.(1)	2,275	75,932
Meritz Financial Group, Inc.(1)	56,465	4,981,010
Mirae Asset Life Insurance Co. Ltd.(1)	707	6,561
Misto Holdings Corp.	6,407	217,856
Namhae Chemical Corp.	3,782	19,376
Neowiz(1)	145	2,639
NEPES Corp.(1)	14,176	185,351
Nexen Tire Corp.	10,178	63,537
NICE Holdings Co. Ltd.	772	8,041
NICE Information Service Co. Ltd.	10,285	122,439
OCI Holdings Co. Ltd.	9,023	951,478
Orion Corp.(1)	7,439	689,831
Orion Holdings Corp.(1)	11,107	184,035
Otoki Corp.	498	137,464
Pan Ocean Co. Ltd.	157,596	578,149
Partron Co. Ltd.	3,398	20,306
Poongsan Corp.(1)	4,530	363,979
POSCO Holdings, Inc., ADR	22,454	1,562,574
Posco International Corp.	17,675	888,970
S-1 Corp.	1,883	114,725
Samsung E&A Co. Ltd.	47,951	1,212,350
Samsung Electro-Mechanics Co. Ltd.	172	53,757
Samsung Fire & Marine Insurance Co. Ltd.	7,708	2,840,629
Samsung Heavy Industries Co. Ltd.(1)	5,827	117,287
Samsung Life Insurance Co. Ltd.	964	154,321
Samsung Securities Co. Ltd.	35,356	2,627,060
Samyang Foods Co. Ltd.	173	146,855
SD Biosensor, Inc.(1)	1,247	7,320
SeAH Besteel Holdings Corp.	13,142	632,254
SeAH Steel Corp.	728	67,170
Sebang Co. Ltd.	1,932	21,224
Sebang Global Battery Co. Ltd.	137	6,560
Seoyon E-Hwa Co. Ltd.(1)	6,370	73,585
SFA Engineering Corp.	6,596	155,184
Shinhan Financial Group Co. Ltd., ADR	164,530	10,992,249
Shinsegae, Inc.	4,086	1,044,938

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
SK Discovery Co. Ltd.	4,401	$183,041
SK Eternix Co. Ltd.(1)	6,127	122,476
SK Gas Ltd.	1,634	264,595
SK Networks Co. Ltd.	44,078	176,179
SK Telecom Co. Ltd., ADR	42,277	1,282,684
SK, Inc.	1,497	417,994
SL Corp.(1)	15,886	810,613
SNT Dynamics Co. Ltd.	9,584	372,619
SNT Motiv Co. Ltd.	5,106	132,290
S-Oil Corp.(1)	44,228	3,379,771
Soulbrain Co. Ltd.	945	293,230
STX Engine Co. Ltd.(1)	12,644	290,188
Sungwoo Hitech Co. Ltd.	25,049	154,797
TES Co. Ltd.	8,605	441,495
Tongyang Life Insurance Co. Ltd.(1)	20,226	106,575
Unid Co. Ltd.(1)	2,655	151,439
Woongjin Thinkbig Co. Ltd.	34,827	27,432
Woori Financial Group, Inc.	469,388	11,746,243
Youngone Corp.	6,692	449,298
Youngone Holdings Co. Ltd.	2,887	500,022
Yuanta Securities Korea Co. Ltd.	12,496	45,181
		228,576,699
Taiwan — 21.8%
Ability Enterprise Co. Ltd.(2)	87,344	222,951
AcBel Polytech, Inc.(2)	321,497	527,182
ACES Electronic Co. Ltd.(2)	133,000	270,307
Acon Holding, Inc.(1)	9,000	1,886
Acter Group Corp. Ltd.(2)	45,000	1,025,633
ADATA Technology Co. Ltd.	358,759	3,210,948
Advanced International Multitech Co. Ltd.	48,000	105,382
Advanced Power Electronics Corp.	2,000	6,217
Advancetek Enterprise Co. Ltd.	182,000	166,812
AIC, Inc.	19,000	272,467
Air Asia Co. Ltd.(2)	20,000	33,595
Alchip Technologies Ltd.	12,000	1,313,572
Alexander Marine Co. Ltd.	4,217	22,853
Allied Circuit Co. Ltd.	2,156	14,749
Allied Supreme Corp.	13,000	101,415
Alltek Technology Corp.	110,800	129,369
Alltop Technology Co. Ltd.	20,000	188,192
Alpha Networks, Inc.(1)	15,000	14,757
Altek Corp.(2)	98,103	123,433
Amazing Microelectronic Corp.	161	451
Ambassador Hotel	34,000	47,759
Ampire Co. Ltd.	24,000	20,574
AMPOC Far-East Co. Ltd.(2)	24,376	96,001
AmTRAN Technology Co. Ltd.	120,625	151,074
Anji Technology Co. Ltd.(1)	3,059	3,602
Anpec Electronics Corp.	27,000	202,601
Apacer Technology, Inc.	20,000	76,633
Apex Dynamics, Inc.(1)	3,000	66,017
Apex International Co. Ltd.(1)(2)	13,524	20,146
Arcadyan Technology Corp.	37,000	231,631

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Ardentec Corp.	1,099,000	$5,490,794
Argosy Research, Inc.	47,000	232,252
ASE Technology Holding Co. Ltd., ADR	549,932	13,357,848
Asia Polymer Corp.	31,000	13,782
ASolid Technology Co. Ltd.(1)(2)	74,000	210,346
Asustek Computer, Inc.(2)	125,000	2,112,261
AUO Corp.(2)	564,400	297,034
Aurona Industries, Inc.	118,000	260,157
Avalue Technology, Inc.	7,000	20,150
Avermedia Technologies	49,000	57,995
Axiomtek Co. Ltd.	25,000	64,347
Azurewave Technologies, Inc.	70,000	137,109
Bafang Yunji International Co. Ltd.	22,000	129,717
Bank of Kaohsiung Co. Ltd.	154,891	63,822
Basso Industry Corp.	34,000	36,740
BES Engineering Corp.(1)	152,293	84,174
B'in Live Co. Ltd.	11,355	29,580
Bioteque Corp.	1,000	3,957
Bizlink Holding, Inc.(2)	11,108	490,852
Bonny Worldwide Ltd.	10,000	54,312
Brighton-Best International Taiwan, Inc.	133,000	144,065
Brillian Network & Automation Integrated System Co. Ltd.	29,000	323,568
Capital Futures Corp.	39,709	67,357
Capital Securities Corp.	93,000	94,872
Career Technology MFG. Co. Ltd.(1)	3,753	1,961
Catcher Technology Co. Ltd.	114,000	696,185
Cathay Financial Holding Co. Ltd.	3,721,624	9,438,002
Central Reinsurance Co. Ltd.	213,406	188,808
Chailease Holding Co. Ltd.	112,200	371,672
Chain Chon Industrial Co. Ltd.	35,000	12,297
Chang Hwa Commercial Bank Ltd.	1,794,354	1,239,152
Channel Well Technology Co. Ltd.	76,000	144,415
Charoen Pokphand Enterprise	62,000	302,512
CHC Healthcare Group	19,000	20,053
Chenbro Micom Co. Ltd.(2)	47,000	1,354,720
Cheng Loong Corp.	112,000	65,649
Cheng Mei Materials Technology Corp.(1)	56,871	25,543
Cheng Shin Rubber Industry Co. Ltd.(2)	720,000	721,064
Cheng Uei Precision Industry Co. Ltd.(2)	61,000	77,098
Chenming Electronic Technology Corp.(2)	33,000	117,573
Chia Chang Co. Ltd.	7,000	8,601
Chicony Electronics Co. Ltd.	74,000	295,616
Chicony Power Technology Co. Ltd.	23,000	66,530
Chien Kuo Construction Co. Ltd.	129,000	136,377
China Airlines Ltd.	2,279,000	1,522,988
China Bills Finance Corp.	14,000	7,688
China Container Terminal Corp.	12,000	9,518
China Metal Products	74,000	57,679
China Motor Corp.	9,000	17,150
China Steel Corp.(2)	5,037,000	3,332,546
Chinese Maritime Transport Ltd.(2)	96,000	202,092
Chin-Poon Industrial Co. Ltd.	176,000	234,282
Chipbond Technology Corp.	252,000	453,479

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
ChipMOS Technologies, Inc.(1)	1,459,000	$3,280,062
Chong Hong Construction Co. Ltd.	29,000	69,937
Chun Yuan Steel Industry Co. Ltd.	215,000	156,644
Chung Hwa Chemical Industrial Works Ltd.	38,000	57,291
Chung-Hsin Electric & Machinery Manufacturing Corp.	211,000	1,179,499
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	14,000	12,128
Chunghwa Precision Test Tech Co. Ltd.	4,000	470,805
Clevo Co.	53,000	66,611
CMC Magnetics Corp.(1)	97,960	35,054
Collins Co. Ltd.	42,000	16,998
Compal Electronics, Inc.(2)	755,000	757,428
Compeq Manufacturing Co. Ltd.	1,852,000	11,974,892
Concord International Securities Co. Ltd.	238,360	207,320
Concord Securities Co. Ltd.(2)	392,475	225,324
Coremax Corp.	6,814	16,831
Co-Tech Development Corp.	4,000	36,307
Creative Sensor, Inc.(2)	27,000	51,447
Cryomax Cooling System Corp.	4,163	5,701
CTBC Financial Holding Co. Ltd.	7,524,000	13,384,127
CTCI Corp.	670,638	670,857
Cub Elecparts, Inc.	21,000	63,636
CviLux Corp.	119,350	377,088
CyberPower Systems, Inc.	25,000	154,480
DA CIN Construction Co. Ltd.	11,200	26,322
Da-Li Development Co. Ltd.	147,572	222,957
Darfon Electronics Corp.	10,000	9,946
Darwin Precisions Corp.(1)	309,500	136,060
Daxin Materials Corp.	3,000	40,369
Depo Auto Parts Ind Co. Ltd.	55,000	247,044
Dimerco Data System Corp.	13,000	45,741
Dimerco Express Corp.	24,351	61,282
Dynamic Holding Co. Ltd.(2)	295,945	1,465,156
Dynapack International Technology Corp.(2)	46,000	447,975
E&R Engineering Corp.(1)	2,000	6,100
Eastech Holding Ltd.(2)	23,000	72,466
Eastern Media International Corp.	72,000	47,243
Edom Technology Co. Ltd.(1)	326,000	413,808
Elan Microelectronics Corp.	40,000	154,760
Elite Advanced Laser Corp.(2)	9,000	87,319
Elite Material Co. Ltd.	50,000	3,829,133
Emerging Display Technologies Corp.	30,000	22,254
Eson Precision Ind Co. Ltd.	96,000	259,397
Eternal Materials Co. Ltd.	183,000	400,357
Eva Airways Corp.	2,660,000	3,220,631
Evergreen International Storage & Transport Corp.	194,000	345,605
Evergreen Marine Corp. Taiwan Ltd.(2)	752,400	4,721,868
Everlight Electronics Co. Ltd.	134,000	250,756
Excelliance Mos Corp.	1,000	2,490
Excelsior Medical Co. Ltd.	31,685	79,151
EZconn Corp.	23,000	1,549,474
Far Eastern Department Stores Ltd.	517,000	375,609
Far Eastern International Bank	1,335,613	552,091
Far Eastern New Century Corp.	1,204,000	1,107,490

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Far EasTone Telecommunications Co. Ltd.	141,000	$414,384
Farglory Land Development Co. Ltd.	36,000	78,141
Feedback Technology Corp.	8,640	39,827
First Insurance Co. Ltd.	160,000	140,037
First Steamship Co. Ltd.(1)	90,000	15,516
Fitipower Integrated Technology, Inc.	9,750	46,048
Fittech Co. Ltd.(1)	4,202	17,625
Flytech Technology Co. Ltd.(2)	39,000	116,000
Forcecon Tech Co. Ltd.	13,008	38,166
Formosa International Hotels Corp.	25,000	150,758
Formosa Laboratories, Inc.	22,000	39,779
Formosa Optical Technology Co. Ltd.	14,000	44,600
Formosa Taffeta Co. Ltd.	48,000	27,958
Formosan Union Chemical Corp.	17,000	9,058
Foxconn Technology Co. Ltd.	599,000	1,128,705
Foxsemicon Integrated Technology, Inc.(2)	27,000	268,581
Foxwell Power Co. Ltd.	7,000	19,763
Franbo Lines Corp.	221,629	142,345
Froch Enterprise Co. Ltd.	42,000	22,076
FSP Technology, Inc.	4,000	7,046
Fu Chun Shin Machinery Manufacture Co. Ltd.	6,303	4,969
Fu Hua Innovation Co. Ltd.(2)	377,823	205,893
Fubon Financial Holding Co. Ltd.(2)	3,688,859	11,063,528
Fulgent Sun International Holding Co. Ltd.	61,891	184,777
Full Wang International Development Co. Ltd.	3,886	2,077
Fulltech Fiber Glass Corp.(1)(2)	62,865	217,930
Fusheng Precision Co. Ltd.	53,000	447,956
G Shank Enterprise Co. Ltd.	28,591	76,608
Gallant Precision Machining Co. Ltd.	17,000	49,004
Gamania Digital Entertainment Co. Ltd.	34,000	57,232
GEM Services, Inc.	1,000	2,657
Gemtek Technology Corp.	272,000	234,834
General Interface Solution GIS Holding Ltd.(1)	112,000	169,687
Genius Electronic Optical Co. Ltd.	13,000	182,397
Getac Holdings Corp.	58,000	208,930
Giant Manufacturing Co. Ltd.	207,000	539,626
Gigabyte Technology Co. Ltd.(2)	75,000	568,309
Global Brands Manufacture Ltd.(2)	143,587	493,371
Global Lighting Technologies, Inc.	3,000	3,725
Global PMX Co. Ltd.	28,000	111,103
Globalwafers Co. Ltd.(1)(2)	37,000	532,882
Globe Union Industrial Corp.	73,000	23,145
GMI Technology, Inc.(2)	93,362	113,126
Gold Circuit Electronics Ltd.	249,100	6,470,914
Goldsun Building Materials Co. Ltd.	319,000	378,307
Gordon Auto Body Parts(2)	59,000	58,044
Gourmet Master Co. Ltd.	29,000	66,137
Grand Fortune Securities Co. Ltd.	33,600	15,888
Great Tree Pharmacy Co. Ltd.	2,039	5,645
Great Wall Enterprise Co. Ltd.	232,000	377,484
Greatek Electronics, Inc.(2)	278,000	846,751
Group Up Industrial Co. Ltd.	10,000	95,851
Hai Kwang Enterprise Corp.(1)	4,284	2,046

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Hannstar Board Corp.(2)	263,160	$780,092
HannStar Display Corp.(1)	48,000	14,161
HannsTouch Holdings Co.(1)	44,000	14,565
Hanpin Electron Co. Ltd.	31,000	47,056
Hey Song Corp.	13,000	15,501
Highwealth Construction Corp.(2)	305,350	369,390
Hi-Lai Foods Co. Ltd.	10,000	51,267
Hitron Technology, Inc.(1)	93,000	87,765
Ho Tung Chemical Corp.	23,000	7,341
Holy Stone Enterprise Co. Ltd.	131,500	496,540
Hong Ho Precision Textile Co. Ltd.	46,000	23,719
Hong TAI Electric Industrial	33,000	37,988
Horizon Fixture Group Co. Ltd.	6,000	34,697
Hotai Finance Co. Ltd.	47,300	90,437
Hotai Motor Co. Ltd.	79,000	1,475,828
Hotel Holiday Garden(1)	15,592	5,940
Hsin Ba Ba Corp.	28,000	36,662
HTC Corp.(1)(2)	306,000	440,271
Hu Lane Associate, Inc.	15,000	56,034
Hua Nan Financial Holdings Co. Ltd.	244,824	297,318
Huaku Development Co. Ltd.	36,960	127,627
Huang Hsiang Construction Corp.	5,442	6,548
Hung Sheng Construction Ltd.	190,000	121,407
Hwacom Systems, Inc.	31,000	53,243
Hwang Chang General Contractor Co. Ltd.(2)	86,868	169,435
IBF Financial Holdings Co. Ltd.	130,315	70,581
I-Chiun Precision Industry Co. Ltd.(2)	37,458	165,377
IEI Integration Corp.	39,000	74,454
IKKA Holdings Cayman Ltd.	12,573	28,210
In Win Development, Inc.	8,000	19,174
Innodisk Corp.	18,037	443,651
Innolux Corp.(2)	11,408,868	9,682,068
Inpaq Technology Co. Ltd.	87,000	240,098
Integrated Service Technology, Inc.	25,965	109,335
International Games System Co. Ltd.	12,000	265,501
Inventec Corp.(2)	449,000	657,680
Iron Force Industrial Co. Ltd.	296	909
ITE Technology, Inc.(1)(2)	116,000	452,878
ITEQ Corp.(2)	222,000	992,521
Jarllytec Co. Ltd.	10,250	27,950
Jean Co. Ltd.	6,096	3,881
Jiin Yeeh Ding Enterprise Co. Ltd.	120,000	401,554
Jinan Acetate Chemical Co. Ltd.(2)	492,520	737,837
Johnson Health Tech Co. Ltd.(2)	46,000	198,505
Jourdeness Group Ltd.	7,000	6,471
JPC connectivity, Inc.	34,000	164,906
JPP Holding Co. Ltd.(2)	30,000	253,467
Kaimei Electronic Corp.(2)	165,000	494,035
Kaori Heat Treatment Co. Ltd.	7,000	192,659
Kedge Construction Co. Ltd.	5,730	16,003
Kenda Rubber Industrial Co. Ltd.	47,000	30,377
Kenmec Mechanical Engineering Co. Ltd.(1)	38,188	77,795
Kerry TJ Logistics Co. Ltd.	38,000	38,478

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
KGI Financial Holding Co. Ltd.	1,600,575	$1,118,318
KGI Financial Holding Co. Ltd., Preference Shares	59,976	15,481
Kindom Development Co. Ltd.	66,800	66,801
King Polytechnic Engineering Co. Ltd.	23,100	38,761
King Yuan Electronics Co. Ltd.(2)	897,000	9,229,723
Kinik Co.(1)	12,000	198,054
Kinpo Electronics	544,000	441,780
Kinsus Interconnect Technology Corp.	39,000	385,381
KNH Enterprise Co. Ltd.	27,000	14,313
Ko Ja Cayman Co. Ltd.	10,000	12,768
KS Terminals, Inc.	7,000	11,245
Kuang Hong Arts Management, Inc.	13,000	60,069
Kung Sing Engineering Corp.(1)	696,000	578,012
Kuo Toong International Co. Ltd.	70,000	119,005
Kura Sushi Asia Co. Ltd.	4,000	9,713
Kwong Lung Enterprise Co. Ltd.	11,000	16,680
L&K Engineering Co. Ltd.	246,390	4,550,075
Largan Precision Co. Ltd.	24,000	1,923,580
Lealea Enterprise Co. Ltd.(1)	78,000	15,935
Lelon Electronics Corp.	165,000	662,020
Lemtech Holdings Co. Ltd.	28,600	89,285
Leofoo Development Co. Ltd.(1)	66,000	34,268
Li Peng Enterprise Co. Ltd.(1)	218,000	38,440
Lida Holdings Ltd.	23,000	17,343
Life Travel & Tourist Service Co. Ltd.	3,000	10,220
Lingsen Precision Industries Ltd.	42,000	38,010
Lion Travel Service Co. Ltd.	38,000	212,657
Long Bon International Co. Ltd.(1)	230,000	110,356
Longchen Paper & Packaging Co. Ltd.(1)	2,000	630
Longwell Co.(2)	34,000	242,802
Lotes Co. Ltd.	20,000	1,123,319
Lotus Pharmaceutical Co. Ltd.(2)	169,000	1,503,442
Lumax International Corp. Ltd.	45,000	189,324
Macnica Anstek, Inc.	37,000	83,358
Macnica Galaxy, Inc.(2)	27,000	73,441
Makalot Industrial Co. Ltd.(2)	163,700	1,669,217
Man Zai Industrial Co. Ltd.	13,650	13,521
Marketech International Corp.(2)	50,000	481,776
Materials Analysis Technology, Inc.	26,414	182,831
Mayer Steel Pipe Corp.	23,200	18,237
Megaforce Co. Ltd.	3,000	3,761
Merry Electronics Co. Ltd.	48,980	147,271
MIN AIK Technology Co. Ltd.	1,000	1,072
Mirle Automation Corp.	15,000	35,327
MPI Corp.	19,000	1,758,542
My Humble House Hospitality Management Consulting	27,000	29,060
Namchow Holdings Co. Ltd.	63,000	76,967
Nan Liu Enterprise Co. Ltd.	1,000	1,331
Nan Pao Resins Chemical Co. Ltd.	16,000	167,275
Nang Kuang Pharmaceutical Co. Ltd.	11,000	13,081
Nantex Industry Co. Ltd.	9,000	7,840
Nanya Technology Corp.(1)	84,000	745,664
Netronix, Inc.	54,000	182,261

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Nexcom International Co. Ltd.	27,000	$60,022
Nichidenbo Corp.	28,000	88,818
Niching Industrial Corp.	7,869	17,031
Nien Made Enterprise Co. Ltd.(2)	62,000	793,849
Niko Semiconductor Co. Ltd.	7,346	11,744
Nova Technology Corp.	21,000	136,899
Novatek Microelectronics Corp.(2)	68,000	849,090
O-Bank Co. Ltd.	713,000	223,284
Orient Semiconductor Electronics Ltd.(2)	134,000	244,526
O-TA Precision Industry Co. Ltd.	8,000	17,804
Pacific Construction Co.	63,000	18,201
Pacific Hospital Supply Co. Ltd.	1,000	2,593
Pegatron Corp.	24,000	56,173
PharmaEngine, Inc.	32,000	66,424
Phoenix Silicon International Corp.(2)	148,000	875,292
Pixart Imaging, Inc.	25,000	162,397
Pou Chen Corp.	1,782,000	1,763,623
Powertech Technology, Inc.	989,000	8,031,435
Poya International Co. Ltd.	3,120	50,270
President Chain Store Corp.	64,000	458,357
President Securities Corp.	589,800	604,320
Primax Electronics Ltd.	199,000	517,463
Prince Housing & Development Corp.	44,000	11,637
Promate Electronic Co. Ltd.	85,598	127,081
Prosperity Dielectrics Co. Ltd.	19,000	44,188
Quanta Storage, Inc.(2)	129,000	408,966
Quintain Steel Co. Ltd.(1)	51,353	15,965
Radiant Opto-Electronics Corp.	97,000	377,111
Radium Life Tech Co. Ltd.(1)	395,369	138,627
Raydium Semiconductor Corp.	15,000	111,315
Realtek Semiconductor Corp.(2)	112,000	1,714,154
Rechi Precision Co. Ltd.	180,000	149,064
Rexon Industrial Corp. Ltd.	16,000	13,450
Rich Development Co. Ltd.	88,520	22,716
Rich Honour International Designs Co. Ltd.	10,000	14,147
Richmond International Travel & Tours Co. Ltd.	9,100	22,429
Rodex Fasteners Corp.	11,000	9,796
Roo Hsing Co. Ltd.(1)	7,903	2,601
Roundtop Machinery Industries Co. Ltd.	5,000	3,789
Ruby Tech Corp.	29,000	57,173
Sakura Development Co. Ltd.	22,800	35,626
San Fang Chemical Industry Co. Ltd.(2)	185,000	207,847
Sanyang Motor Co. Ltd.	128,000	244,785
Scientech Corp.	8,000	93,549
Sea & Land Integrated Corp.	3,400	1,904
Senao Networks, Inc.(2)	27,489	124,268
Sesoda Corp.	149,000	172,771
Sharehope Medicine Co. Ltd.	20,638	15,536
ShenMao Technology, Inc.	16,000	60,675
Shih Her Technologies, Inc.(2)	39,713	242,691
Shih Wei Navigation Co. Ltd.(1)	133,773	74,940
Shin Foong Specialty & Applied Materials Co. Ltd.	3,000	3,222
Shin Ruenn Development Co. Ltd.	32,770	46,371

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Shin Zu Shing Co. Ltd.(2)	54,693	$356,521
Shinkong Insurance Co. Ltd.	121,000	447,062
Sigurd Microelectronics Corp.(1)(2)	926,000	4,416,357
Simplo Technology Co. Ltd.	75,000	795,807
Sincere Navigation Corp.	52,000	55,852
Sinmag Equipment Corp.	6,000	25,319
Sinon Corp.	156,000	225,964
SinoPac Financial Holdings Co. Ltd.	5,495,672	5,797,160
Sinopower Semiconductor, Inc.	24,000	110,948
Sinyi Realty, Inc.	1,000	706
Sitronix Technology Corp.	5,000	31,563
Siward Crystal Technology Co. Ltd.	10,000	9,564
Soft-World International Corp.	17,000	55,574
Solteam, Inc.	18,399	28,656
Speed Tech Corp.	43,000	49,866
Sporton International, Inc.	14,000	86,604
Sports Gear Co. Ltd.	6,000	19,105
Star Fusion Group Co. Ltd.(1)	2,631	3,775
Sunonwealth Electric Machine Industry Co. Ltd.	218,000	1,053,042
Sunrex Technology Corp.	62,000	86,491
Sunspring Metal Corp.	90,000	63,993
Sunty Development Co. Ltd.	43,000	19,401
Superalloy Industrial Co. Ltd.	7,000	9,758
Supreme Electronics Co. Ltd.(2)	1,157,487	2,676,190
Swancor Holding Co. Ltd.(2)	81,000	312,484
Symtek Automation Asia Co. Ltd.	10,069	48,076
Syncmold Enterprise Corp.	2,000	4,610
Synnex Technology International Corp.	71,000	163,117
Syscom Computer Engineering Co.	13,000	22,102
T3EX Global Holdings Corp.	5,000	10,295
TA Chen Stainless Pipe(2)	900,526	1,060,440
TA-I Technology Co. Ltd.	66,000	152,894
Tai Tung Communication Co. Ltd.	64,000	43,102
Taichung Commercial Bank Co. Ltd.(2)	2,382,071	1,607,864
TaiDoc Technology Corp.(1)	2,000	7,945
Taiflex Scientific Co. Ltd.	34,516	105,905
Taimide Tech, Inc.	2,000	4,044
Tai-Saw Technology Co. Ltd.	19,000	19,098
TAI-TECH Advanced Electronics Co. Ltd.	21,000	122,238
Taiwan Acceptance Corp.(2)	63,861	150,751
Taiwan Business Bank	6,000,001	3,143,841
Taiwan Cogeneration Corp.	3,610	5,419
Taiwan Fire & Marine Insurance Co. Ltd.	71,400	113,142
Taiwan FU Hsing Industrial Co. Ltd.	43,200	66,486
Taiwan High Speed Rail Corp.	316,000	273,481
Taiwan Hon Chuan Enterprise Co. Ltd.	139,202	540,930
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	38,933	48,690
Taiwan Line Tek Electronic	22,660	18,588
Taiwan Mask Corp.(1)	48,000	74,271
Taiwan Navigation Co. Ltd.	95,000	94,610
Taiwan Paiho Ltd.	177,000	289,738
Taiwan Surface Mounting Technology Corp.	135,000	435,987
Taiwan Takisawa Technology Co. Ltd.	4,000	5,025

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Taiwan Union Technology Corp.	62,000	$1,060,800
TBI Motion Technology Co. Ltd.(1)(2)	58,000	95,087
TCC Group Holdings Co. Ltd.	52,000	43,787
TCI Co. Ltd.(1)	23,000	96,547
Te Chang Construction Co. Ltd.	26,000	55,463
Team Group, Inc.	59,000	379,661
Teco Electric & Machinery Co. Ltd.(2)	195,000	509,132
Test Research, Inc.	199,000	1,407,687
Thye Ming Industrial Co. Ltd.	31,708	70,651
Tigerair Taiwan Co. Ltd.	54,000	110,098
Ton Yi Industrial Corp.	543,000	328,992
Tong Yang Industry Co. Ltd.	191,000	606,134
Topco Scientific Co. Ltd.	46,866	518,471
Topkey Corp.	29,000	157,151
Topoint Technology Co. Ltd.(2)	123,932	994,848
TPK Holding Co. Ltd.	9,000	12,241
Tripod Technology Corp.	502,000	6,200,833
Trusval Technology Co. Ltd.	18,905	161,422
TS Financial Holding Co. Ltd.	9,737,989	7,927,368
TS Financial Holding Co. Ltd., Preference Shares(1)	1,494,875	445,212
Tsang Yow Industrial Co. Ltd.	20,000	14,536
Tsann Kuen Enterprise Co. Ltd.	28,331	21,101
TSEC Corp.(1)(2)	889,000	1,272,025
TSRC Corp.	82,000	53,436
TTFB Co. Ltd.	3,633	19,686
Tung Ho Steel Enterprise Corp.	269,000	631,699
Tung Thih Electronic Co. Ltd.	10,160	16,634
TXC Corp.	72,000	210,373
TYC Brother Industrial Co. Ltd.	140,000	195,840
UDE Corp.	83,000	310,112
U-Ming Marine Transport Corp.(2)	376,000	796,294
Unic Technology Corp.(2)	37,000	37,117
Union Bank of Taiwan	608,316	392,558
Union Insurance Co. Ltd.	26,000	25,701
Uni-President Enterprises Corp.	2,099,000	4,853,205
Unitech Printed Circuit Board Corp.(2)	203,273	413,558
United Integrated Services Co. Ltd.	42,000	1,492,841
United Microelectronics Corp.	2,417,000	5,000,424
United Orthopedic Corp.	30,000	103,504
Universal Cement Corp.	84,796	81,141
Universal Microelectronics Co. Ltd.(1)	136,000	243,389
Utechzone Co. Ltd.	3,000	11,249
Vanguard International Semiconductor Corp.(2)	1,985,000	8,415,205
Ventec International Group Co. Ltd.	18,000	58,379
Viking Tech Corp.	11,000	22,201
Wah Hong Industrial Corp.	33,000	43,002
Wah Lee Industrial Corp.	44,000	180,871
Walsin Technology Corp.	46,000	226,217
Walton Advanced Engineering, Inc.(2)	138,000	280,792
Wan Hai Lines Ltd.(2)	360,850	881,969
Wei Chuan Foods Corp.	7,000	3,269
Well Shin Technology Co. Ltd.	15,000	24,804
Wholetech System Hitech Ltd.	81,000	359,299

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Win Semiconductors Corp.	337,000	$3,570,300
Winbond Electronics Corp.(1)(2)	1,294,173	4,923,679
Winstek Semiconductor Co. Ltd.	51,000	242,801
Wisdom Marine Lines Co. Ltd.	365,000	845,157
Wistron Corp.(2)	401,000	1,713,122
WNC Corp.	233,072	1,380,025
Wonderful Hi-Tech Co. Ltd.	21,000	34,002
Wowprime Corp.	42,790	299,341
WPG Holdings Ltd.	92,000	205,251
WT Microelectronics Co. Ltd.	501,791	2,924,481
WUS Printed Circuit Co. Ltd.	50,000	176,987
WW Holding, Inc.	6,000	12,712
XinTec, Inc.	4,000	24,418
Xxentria Technology Materials Corp.	7,350	8,751
Yang Ming Marine Transport Corp.(2)	1,645,000	3,012,974
Yankey Engineering Co. Ltd.	8,995	195,020
YC INOX Co. Ltd.(1)	6,379	4,239
YCC Parts Manufacturing Co. Ltd.	11,000	15,497
Yem Chio Co. Ltd.	23,460	10,220
Yen Sun Technology Corp.	20,000	33,987
Yeong Guan Energy Technology Group Co. Ltd.(1)	11,380	4,558
YFY, Inc.	64,000	52,644
Yieh Phui Enterprise Co. Ltd.(1)	206,380	96,316
Youngtek Electronics Corp.	4,000	9,617
Yuanta Financial Holding Co. Ltd.	1,388,248	2,163,383
Yuanta Futures Co. Ltd.(2)	40,062	121,483
Yulon Motor Co. Ltd.	123,208	120,775
Yungshin Construction & Development Co. Ltd.(2)	16,000	27,967
YungShin Global Holding Corp.	30,000	52,481
Zenitron Corp.	62,000	109,198
Zero One Technology Co. Ltd.	31,000	119,763
Zhen Ding Technology Holding Ltd.(2)	797,000	5,269,259
Zippy Technology Corp.	5,000	8,349
		303,743,180
Thailand — 1.4%
AAPICO Hitech PCL, NVDR	30,600	14,661
Advanced Info Service PCL, NVDR	362,500	4,429,643
AEON Thana Sinsap Thailand PCL, NVDR	90,800	286,182
Amata Corp. PCL, NVDR	109,300	68,581
Asia Plus Group Holdings PCL, NVDR	235,500	17,571
B Grimm Power PCL, NVDR	948,000	466,243
Bangchak Corp. PCL, NVDR	655,992	796,700
Bangkok Chain Hospital PCL, NVDR	17,200	6,061
Bangkok Expressway & Metro PCL, NVDR	801,800	162,425
Banpu PCL, NVDR	3,601,100	660,037
BCPG PCL, NVDR	9,500	2,470
BEC World PCL, NVDR	156,900	11,207
BG Container Glass PCL, NVDR	16,200	2,253
BTS Group Holdings PCL, NVDR(1)	187,500	14,349
Buriram Sugar PCL, NVDR	111,700	14,012
Cal-Comp Electronics Thailand PCL, NVDR	59,000	10,591
Central Plaza Hotel PCL, NVDR	9,400	12,152
CH Karnchang PCL, NVDR	30,800	17,435

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Charoen Pokphand Foods PCL, NVDR	1,666,600	$1,124,719
Dynasty Ceramic PCL, NVDR	488,700	19,652
Ekachai Medical Care PCL, NVDR	112,204	18,564
Erawan Group PCL, NVDR	1,439,700	147,977
G J Steel PCL, NVDR(1)	1,926,300	6,202
GFPT PCL, NVDR	297,200	93,211
Global Power Synergy PCL, NVDR	258,000	360,214
Gunkul Engineering PCL, NVDR	82,300	6,564
Hana Microelectronics PCL, NVDR	20,100	11,741
Ichitan Group PCL, NVDR	684,100	325,606
Interlink Communication PCL, NVDR	14,000	2,214
IRPC PCL, NVDR(1)	3,889,600	177,669
Italian-Thai Development PCL, NVDR(1)	1,023,300	7,886
Jaymart Group Holdings PCL, NVDR	800	202
Karmarts PCL, NVDR	6,534	1,932
KGI Securities Thailand PCL, NVDR	220,100	31,718
Lanna Resources PCL, NVDR	300	145
Major Cineplex Group PCL, NVDR	56,200	14,474
MC Group PCL, NVDR	60,900	23,306
Mega Lifesciences PCL, NVDR	226,400	276,983
Minor International PCL, NVDR	1,541,000	1,288,608
MK Restaurants Group PCL, NVDR	7,700	5,511
Muangthai Capital PCL, NVDR	3,400	4,040
Northeast Rubber PCL, NVDR	177,800	28,119
Origin Property PCL, NVDR	1,600	110
Plan B Media PCL, NVDR	377,600	57,870
Polyplex Thailand PCL, NVDR	14,600	4,113
Precious Shipping PCL, NVDR	178,800	44,533
Premier Marketing PCL, NVDR	13,900	5,518
Prima Marine PCL, NVDR	539,100	136,003
Pruksa Holding PCL, NVDR	158,600	20,309
PTG Energy PCL, NVDR	676,500	217,529
PTT Exploration & Production PCL, NVDR	464,800	2,055,907
PTT Global Chemical PCL, NVDR	931,700	845,838
PTT PCL, NVDR	2,320,900	2,762,200
Regional Container Lines PCL, NVDR	253,200	250,323
Sabina PCL, NVDR	38,100	20,829
Samart Corp. PCL, NVDR	23,500	4,953
SC Asset Corp. PCL, NVDR	43,600	2,861
SCGJWD Logistics PCL, NVDR	300	85
Siam Global House PCL, NVDR	5,034	1,256
Somboon Advance Technology PCL, NVDR	37,400	19,839
SPCG PCL, NVDR	48,600	14,464
Sri Trang Agro-Industry PCL, NVDR	1,400	661
Srithai Superware PCL, NVDR	354,100	11,954
Srivichai Vejvivat PCL, NVDR	12,700	3,676
Star Petroleum Refining PCL, NVDR	997,000	244,263
Super Energy Corp. PCL, NVDR(1)	2,013,000	7,774
Susco PCL, NVDR	201,200	14,231
SVI PCL, NVDR	27,300	6,452
Thai Oil PCL, NVDR	822,900	1,451,492
Thai Union Group PCL, NVDR	169,100	67,390
Thaifoods Group PCL, NVDR	1,221,260	255,239

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Thonburi Healthcare Group PCL, NVDR(1)	200	$60
Thoresen Thai Agencies PCL, NVDR	513,200	82,543
Tipco Asphalt PCL, NVDR	50,700	22,686
Tisco Financial Group PCL, NVDR	300	1,105
TOA Paint Thailand PCL, NVDR	70,100	35,683
TPI Polene PCL, NVDR	451,500	11,455
TPI Polene Power PCL, NVDR	126,200	7,954
		19,658,988
Turkey — 0.9%
Akbank TAS	844,253	1,735,920
Aksa Enerji Uretim AS(1)	116,481	178,203
Albaraka Turk Katilim Bankasi AS	1,065,792	222,313
Anadolu Anonim Turk Sigorta Sirketi	394,766	233,567
Bera Holding AS(1)	264,901	104,044
Buyuk Sefler Gida Turizm Tekstil Danismanlik Organizasyon Egitim Sanayi VE Ticar	122,865	21,809
Dogus Otomotiv Servis ve Ticaret AS	4,985	24,789
Dyo Boya Fabrikalari Sanayi ve Ticaret AS(1)	1,281	395
GSD Holding AS(1)	505,597	52,756
Haci Omer Sabanci Holding AS(2)	419,890	965,123
Is Finansal Kiralama AS(1)	368,989	179,652
Is Yatirim Menkul Degerler AS	259,753	285,154
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B(1)	3,872	3,173
KOC Holding AS	243,492	1,107,666
Marmara Holding AS(1)	1,189,100	68,028
Naturelgaz Sanayi ve Ticaret AS	520,495	135,258
NET Holding AS(1)	92,984	96,772
Pegasus Hava Tasimaciligi AS(1)(2)	126,740	567,777
Polisan Holding AS	299,021	109,522
Sekerbank Turk AS	530,749	147,673
Selcuk Ecza Deposu Ticaret ve Sanayi AS	1,185	2,294
TAV Havalimanlari Holding AS(1)	62,436	439,505
Tekfen Holding AS	29,741	48,656
Tera Yatirim Menkul Degerler AS(1)	58,582	352,555
Trust Anadolu Metal Madencilik Isletmeleri AS(1)	7,444	28,625
Turk Hava Yollari AO	138,004	967,330
Turkcell Iletisim Hizmetleri AS, ADR	193,561	1,304,601
Turkiye Halk Bankasi AS(1)(2)	6,497	7,261
Turkiye Is Bankasi AS, C Shares(2)	1,511,774	583,118
Turkiye Petrol Rafinerileri AS(2)	44,988	224,053
Turkiye Sigorta AS	44,058	12,246
Turkiye Sinai Kalkinma Bankasi AS(1)	890,428	263,438
Turkiye Vakiflar Bankasi TAO, D Shares(1)	630,500	590,797
Ulker Biskuvi Sanayi AS(2)	24,189	68,046
Vakif Finansal Kiralama AS(1)	532,864	23,919
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	72	128
Vestel Elektronik Sanayi ve Ticaret AS(1)(2)	3,084	2,122
Yapi ve Kredi Bankasi AS(1)	885,172	874,293
Zorlu Enerji Elektrik Uretim AS(1)	128,004	9,821
		12,042,402
United Arab Emirates — 1.3%
Air Arabia PJSC	1,274,108	1,877,214
Dubai Islamic Bank PJSC	375,023	847,014
Emaar Development PJSC	462,360	2,435,686

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Emaar Properties PJSC	1,784,687	$7,876,564
Emirates NBD Bank PJSC	477,993	4,294,916
GFH Financial Group BSC	510,526	290,355
Space42 PLC(1)	453,167	192,080
		17,813,829
United States — 0.0%
Canadian Solar, Inc.(1)(2)	16,283	288,372
TOTAL COMMON STOCKS (Cost $1,091,245,743)		1,396,350,323
WARRANTS — 0.0%
Malaysia — 0.0%
Berjaya Corp. Bhd.(1)	136,247	2,451
Hengyuan Refining Co. Bhd.(1)	12,350	1,190
PESTEC International Bhd.(1)	1,700	24
Supermax Corp. Bhd.(1)	16,771	302
		3,967
Thailand — 0.0%
Kiatnakin Phatra Bank PCL, NVDR(1)	2,417	20
Northeast Rubber PCL, NVDR(1)	29,283	47
Origin Property PCL, NVDR(1)	400	5
TEAM Consulting Engineering & Management PCL, NVDR(1)	20	—
		72
TOTAL WARRANTS (Cost $—)		4,039
SHORT-TERM INVESTMENTS — 6.5%
Money Market Funds — 6.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	79,593,528	79,593,528
State Street Navigator Securities Lending Government Money Market Portfolio(4)	10,418,647	10,418,647
TOTAL SHORT-TERM INVESTMENTS (Cost $90,012,175)		90,012,175
TOTAL INVESTMENT SECURITIES — 106.7% (Cost $1,181,257,918)		1,486,366,537
OTHER ASSETS AND LIABILITIES — (6.7)%		(93,562,804)
TOTAL NET ASSETS — 100.0%		$1,392,803,733

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	29.1%
Information Technology	15.9%
Materials	12.9%
Industrials	11.6%
Consumer Discretionary	10.9%
Communication Services	5.5%
Energy	4.7%
Consumer Staples	4.0%
Real Estate	2.5%
Utilities	1.8%
Health Care	1.3%
Short-Term Investments	6.5%
Other Assets and Liabilities	(6.7)%

Schedule of Investments - Avantis Emerging Markets Value ETF

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
BDR	–	Brazilian Depository Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $81,505,734. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $87,178,180, which includes securities collateral of $76,759,533.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$31,430,022	$31,829,555	—
Chile	1,477,329	6,832,406	—
China	13,846,454	316,723,718	—
India	6,294,194	196,624,896	—
Indonesia	3,560,513	17,013,470	—
Mexico	7,587,097	20,797,795	—
Philippines	957	6,626,302	—
South Africa	12,105,968	47,306,299	—
South Korea	26,721,547	201,855,152	—
Taiwan	13,357,848	290,385,332	—
Turkey	1,304,601	10,737,801	—
United States	288,372	—	—
Other Countries	—	131,642,695	—
Warrants	—	4,039	—
Short-Term Investments	90,012,175	—	—
	$207,987,077	$1,278,379,460	—

See Notes to Financial Statements.

Schedule of Investments - Avantis International Equity ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.8%
Australia — 6.3%
29Metals Ltd.(1)	548,052	$157,365
Accent Group Ltd.	420,991	346,473
Adairs Ltd.(2)	190,910	256,503
Aeris Resources Ltd.(1)(2)	561,114	209,068
AGL Energy Ltd.	865,590	6,094,100
AIC Mines Ltd.(1)	158,148	77,502
Alkane Resources Ltd.(1)	196,819	245,806
Alliance Aviation Services Ltd.	8,660	4,164
ALS Ltd.	71,080	1,293,016
Amotiv Ltd.	96,510	541,906
AMP Ltd.	5,030,751	4,647,354
Amplitude Energy Ltd.(1)(2)	179,559	325,419
Ampol Ltd.	425,538	8,543,702
ANZ Group Holdings Ltd.	1,293,376	36,810,389
APA Group	1,397,383	9,145,771
ARB Corp. Ltd.(2)	9,510	173,663
Aristocrat Leisure Ltd.	165,447	5,656,083
ARN Media Ltd.	24,887	6,194
ASX Ltd.	48,619	1,832,186
Atlas Arteria Ltd.	414,044	1,413,545
Aurelia Metals Ltd.(1)	1,224,481	265,946
Aurizon Holdings Ltd.	3,713,394	10,964,584
Austal Ltd.(1)	334,631	1,228,221
Austin Engineering Ltd.(2)	30,917	4,397
Australian Agricultural Co. Ltd.(1)	49,709	48,473
Australian Clinical Labs Ltd.(2)	243,098	390,946
Australian Ethical Investment Ltd.	8,636	31,911
Australian Finance Group Ltd.	56,538	72,819
Australian Strategic Materials Ltd.(1)	48,919	58,285
Baby Bunting Group Ltd.(1)(2)	15,373	21,895
Bank of Queensland Ltd.	1,494,918	7,441,067
Bapcor Ltd.	61,230	37,864
Bapcor Ltd.(1)	11,256	6,969
Beach Energy Ltd.	1,535,791	1,200,004
Bega Cheese Ltd.	164,320	733,623
Bellevue Gold Ltd.(1)	948,103	1,259,733
Bendigo & Adelaide Bank Ltd.	1,176,146	8,957,109
BHP Group Ltd., ADR	968,314	78,985,373
BlueScope Steel Ltd.	693,677	13,818,616
Brambles Ltd.	1,170,956	20,882,968
Bravura Solutions Ltd.	316,454	467,808
Breville Group Ltd.(2)	13,289	301,122
Calix Ltd.(1)	39,060	31,028
Capricorn Metals Ltd.(1)	817,619	8,730,537
CAR Group Ltd.	43,264	816,762
Catalyst Metals Ltd.(1)	307,146	1,869,232
Cedar Woods Properties Ltd.	24,917	160,736
Challenger Ltd.	1,924,594	12,223,095
Champion Iron Ltd.(2)	132,825	506,702
Cleanaway Waste Management Ltd.	435,855	790,379

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Coast Entertainment Holdings Ltd.(1)(2)	180,016	$74,443
Cobram Estate Olives Ltd.(2)	12,299	27,828
Cochlear Ltd.(2)	13,516	1,913,927
Coles Group Ltd.	1,150,339	16,870,178
Collins Foods Ltd.	118,321	845,319
Commonwealth Bank of Australia	336,021	41,690,627
Computershare Ltd.	225,897	4,980,785
Core Lithium Ltd.(1)	519,170	96,016
Coronado Global Resources, Inc.	758,242	169,735
Credit Corp. Group Ltd.(2)	29,930	258,991
CSL Ltd.	58,337	6,107,101
Data#3 Ltd.	149,120	738,110
Deep Yellow Ltd.(1)	444,912	831,647
Deterra Royalties Ltd.	227,152	697,513
Dicker Data Ltd.	156,106	1,115,000
Domino's Pizza Enterprises Ltd.	7,292	105,442
Downer EDI Ltd.	253,129	1,546,903
Dyno Nobel Ltd.	637,702	1,505,862
Elders Ltd.	191,851	990,498
Elsight Ltd.(1)	31,791	106,614
Emeco Holdings Ltd.(1)	118,990	114,232
Emerald Resources NL(1)	172,349	884,896
Endeavour Group Ltd.	2,996,037	8,323,588
Evolution Mining Ltd.	2,746,484	32,584,433
EVT Ltd.	131,211	1,241,306
FleetPartners Group Ltd.	87,535	164,981
Flight Centre Travel Group Ltd.(2)	63,241	580,115
Fortescue Ltd.	1,068,335	16,047,694
Galan Lithium Ltd.(1)	1,275,722	375,996
Genesis Minerals Ltd.(1)	133,651	711,233
GenusPlus Group Ltd.	102,464	566,600
GrainCorp Ltd., A Shares	330,309	1,447,607
Grange Resources Ltd.(1)	240,025	39,324
GWA Group Ltd.	46,860	79,630
Hansen Technologies Ltd.	84,412	318,561
Harvey Norman Holdings Ltd.	940,052	3,848,288
Healius Ltd.(2)	762,843	372,452
Helia Group Ltd.	686,099	2,939,498
Humm Group Ltd.	16,752	8,331
IDP Education Ltd.	195,302	646,279
IGO Ltd.(1)	428,869	2,623,192
Iluka Resources Ltd.	1,913,816	9,181,806
Imdex Ltd.	130,233	393,436
Inghams Group Ltd.(2)	595,127	872,170
Insurance Australia Group Ltd.	1,049,336	4,971,860
Invictus Energy Ltd.(1)	206,747	7,673
ioneer Ltd.(1)(2)	1,288,234	137,517
James Hardie Industries PLC(1)	152,959	3,739,047
JB Hi-Fi Ltd.	181,138	10,588,328
Judo Capital Holdings Ltd.(1)	408,240	500,274
Jumbo Interactive Ltd.	71,112	490,032
Jupiter Mines Ltd.	435,624	93,051
Karoon Energy Ltd.	1,736,446	1,916,795

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Kelsian Group Ltd.	73,038	$235,331
Kingsgate Consolidated Ltd.(1)	70,826	356,278
Kogan.com Ltd.(2)	170,118	508,453
L1 Group Ltd.	102,314	90,301
Lendlease Corp. Ltd.	204,985	611,950
Leo Lithium Ltd.(1)(2)	415,008	2,953
Lifestyle Communities Ltd.(1)	6,561	23,163
Lindsay Australia Ltd.	65,141	32,247
Lovisa Holdings Ltd.	44,549	757,244
Lynas Rare Earths Ltd.(1)	100,235	1,328,539
Maas Group Holdings Ltd.	100,393	340,103
Macmahon Holdings Ltd.	1,445,057	767,133
Macquarie Group Ltd.(2)	68,363	10,374,793
Macquarie Technology Group Ltd.(1)(2)	12,358	596,120
Mader Group Ltd.	19,091	113,569
Magellan Financial Group Ltd.	226,538	1,362,081
Mayne Pharma Group Ltd.(1)	42,015	75,275
McMillan Shakespeare Ltd.(2)	117,301	1,341,389
Medibank Pvt Ltd.	3,179,029	9,907,731
Megaport Ltd.(1)	74,060	463,402
Metals X Ltd.(1)	2,014,570	2,047,954
Metcash Ltd.	3,495,354	8,204,730
Metro Mining Ltd.(1)	405,007	20,478
MGX Resources Ltd.(1)(2)	191,102	64,590
Mineral Resources Ltd.(1)(2)	118,146	5,106,344
Minerals 260 Ltd.(1)	483,693	241,237
Monadelphous Group Ltd.	79,627	1,837,535
Myer Holdings Ltd.(1)(2)	992,084	263,993
MyState Ltd.	528	1,709
National Australia Bank Ltd.	1,119,874	39,030,491
Navigator Global Investments Ltd.	289,629	521,118
Netwealth Group Ltd.	32,539	595,944
Neuren Pharmaceuticals Ltd.(1)	93,351	864,934
New Hope Corp. Ltd.	2,618,225	8,726,280
NEXTDC Ltd.(1)(2)	67,086	662,018
nib holdings Ltd.	1,522,714	6,942,308
Nick Scali Ltd.	193,713	2,566,099
Nickel Industries Ltd.(1)	164,137	117,659
Nine Entertainment Co. Holdings Ltd.	1,943,995	1,459,197
Northern Star Resources Ltd.	1,123,402	24,624,688
NRW Holdings Ltd.	1,171,772	5,444,358
Nufarm Ltd.(1)	318,766	467,170
Nuix Ltd.(1)	36,586	49,661
OFX Group Ltd.(1)(2)	51,542	24,396
Omni Bridgeway Ltd.(1)	49,909	56,259
oOh!media Ltd.	328,687	239,380
Opthea Ltd.(1)	200,476	21,400
Ora Banda Mining Ltd.(1)	712,481	658,702
Orica Ltd.	688,547	11,953,609
Origin Energy Ltd.	1,037,092	8,970,772
Orora Ltd.	443,967	677,000
Pacific Current Group Ltd.	6,132	43,764
Paladin Energy Ltd.(1)(2)	20,325	191,620

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Pantoro Gold Ltd.(1)	537,800	$2,215,693
Peet Ltd.	34,647	53,220
Perenti Ltd.	3,105,390	5,192,729
Perpetual Ltd.	43,116	568,290
Perseus Mining Ltd.	2,407,908	10,350,280
PLS Group Ltd.(1)	1,653,249	6,083,799
Premier Investments Ltd.	47,246	451,881
Pro Medicus Ltd.	36,266	3,346,904
PWR Holdings Ltd.	25,481	181,679
Qantas Airways Ltd.	162,175	1,147,792
QBE Insurance Group Ltd.	1,158,609	17,992,484
Qube Holdings Ltd.	282,721	1,006,929
Ramelius Resources Ltd.	1,665,670	5,472,315
Ramsay Health Care Ltd.	29,774	913,995
REA Group Ltd.	11,820	1,398,395
Redox Ltd.	61,997	140,729
Reece Ltd.	30,870	343,506
Regal Partners Ltd.	24,020	55,375
Regis Healthcare Ltd.	48,629	240,443
Regis Resources Ltd.	4,148,836	28,081,433
Reliance Worldwide Corp. Ltd.	234,205	555,212
Resolute Mining Ltd.(1)	7,940,006	8,439,680
Ricegrowers Ltd.(2)	10,112	95,150
Ridley Corp. Ltd.	189,273	387,834
Rio Tinto Ltd.	157,087	18,674,501
Sandfire Resources Ltd.(1)	1,257,946	18,043,911
Santos Ltd.	3,292,140	15,865,344
SEEK Ltd.	54,124	638,792
Select Harvests Ltd.(1)	68,618	196,716
Servcorp Ltd.	9,050	50,732
Service Stream Ltd.	379,491	561,554
SGH Ltd.	144,412	4,792,207
Sigma Healthcare Ltd.	193,712	390,458
Silex Systems Ltd.(1)	24,452	120,154
Sims Ltd.	76,811	1,199,726
SiteMinder Ltd.(1)	63,659	163,166
SKS Technologies Group Ltd.	29,545	93,142
SmartGroup Corp. Ltd.	49,436	309,851
Sonic Healthcare Ltd.	49,667	842,872
South32 Ltd.	3,845,095	12,596,077
Southern Cross Electrical Engineering Ltd.	163,187	347,123
Southern Cross Media Group Ltd.(2)	117,920	51,193
SRG Global Ltd.	966,294	1,995,581
St Barbara Ltd.(1)(2)	2,708,352	1,603,663
Star Entertainment Group Ltd.(1)	4,171,093	371,003
Steadfast Group Ltd.	25,669	80,390
Strike Energy Ltd.(1)	598,859	41,196
Suncorp Group Ltd.	668,583	6,958,914
Super Retail Group Ltd.	740,922	8,181,188
Superloop Ltd.(1)	233,611	490,033
Syrah Resources Ltd.(1)(2)	347,230	58,135
Technology One Ltd.	386,384	7,156,495
Telstra Group Ltd.	2,687,384	9,906,482

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Terracom Ltd.(1)(2)	303,171	$14,254
Transurban Group	638,879	6,513,182
Treasury Wine Estates Ltd.(2)	677,235	2,186,878
Tyro Payments Ltd.(1)(2)	246,618	153,463
Universal Store Holdings Ltd.	75,617	504,004
Vault Minerals Ltd.(1)	1,012,648	4,258,505
Ventia Services Group Pty. Ltd.	255,862	1,066,669
Viva Energy Group Ltd.	459,186	578,542
Vulcan Energy Resources Ltd.(1)	38,201	101,598
Washington H Soul Pattinson & Co. Ltd.(2)	269,133	7,321,585
Webjet Group Ltd.	356,938	141,082
Wesfarmers Ltd.	524,030	29,687,943
West African Resources Ltd.(1)	2,640,589	6,593,998
Westgold Resources Ltd.	214,951	1,193,279
Westgold Resources Ltd. (Toronto)	131,374	729,080
Westpac Banking Corp.	1,519,624	45,936,807
Whitehaven Coal Ltd.	1,888,383	10,486,088
Wildcat Resources Ltd.(1)	1,498,795	500,873
WiseTech Global Ltd.(2)	13,374	452,755
Woodside Energy Group Ltd.	166,339	3,396,140
Woodside Energy Group Ltd., ADR	59,682	1,222,287
Woolworths Group Ltd.	745,686	19,116,581
Worley Ltd.	45,822	369,001
Xero Ltd.(1)	11,135	657,309
Yancoal Australia Ltd.(2)	763,232	3,180,559
		952,415,437
Austria — 0.4%
ANDRITZ AG	23,474	2,037,906
AT&S Austria Technologie & Systemtechnik AG(1)	40,453	2,448,586
BAWAG Group AG	30,971	4,796,877
CA Immobilien Anlagen AG	5,223	163,066
CPI Europe AG(1)	13,235	251,046
DO & Co. AG	5,937	1,517,509
Erste Group Bank AG	120,020	14,245,676
EVN AG	27,641	961,991
FACC AG(1)	1,239	22,895
Lenzing AG(1)	1,778	51,322
Oesterreichische Post AG	14,323	593,104
OMV AG	85,511	5,539,418
Palfinger AG	3,457	158,355
Porr AG	21,677	998,988
Raiffeisen Bank International AG	60,418	3,001,560
Semperit AG Holding	3,502	55,784
Telekom Austria AG	23,245	262,139
UNIQA Insurance Group AG	56,186	1,110,446
Verbund AG	90,442	6,439,822
Vienna Insurance Group AG Wiener Versicherung Gruppe	12,534	977,705
voestalpine AG	80,555	4,610,173
Wienerberger AG	59,511	1,953,315
		52,197,683
Belgium — 1.0%
Ackermans & van Haaren NV	33,120	11,357,115
Ageas SA	169,236	12,561,817

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
AGFA-Gevaert NV(1)	9,590	$5,412
Anheuser-Busch InBev SA, ADR(2)	148,753	12,041,555
Argenx SE, ADR(1)	24,707	18,948,292
Barco NV	58,979	755,476
Bekaert SA	69,289	3,576,057
bpost SA(1)	113,460	287,053
Cie d'Entreprises CFE	1,442	20,726
CMB Tech NV	64,869	950,289
Colruyt Group NV(2)	23,833	967,396
Deceuninck NV	10,650	29,016
Deme Group NV	4,353	1,010,801
D'ieteren Group(2)	28,810	6,229,324
Elia Group SA	30,289	4,812,429
EVS Broadcast Equipment SA	7,907	318,087
Fagron	86,872	2,336,458
Financiere de Tubize SA(2)	7,213	1,937,662
Galapagos NV, ADR(1)(2)	30,449	1,024,913
Gimv NV	16,817	930,014
Immobel SA(1)	61	1,852
Ion Beam Applications	903	16,392
KBC Ancora	14,939	1,327,289
KBC Group NV	135,532	18,355,500
Kinepolis Group NV(2)	11,931	383,358
Lotus Bakeries NV(2)	193	2,400,374
Melexis NV(2)	12,581	843,672
Ontex Group NV(1)(2)	61,699	337,933
Proximus SADP	115,422	951,861
Recticel SA(2)	15,187	206,207
Solvay SA	229,271	7,530,957
Syensqo SA	93,241	5,316,194
Tessenderlo Group SA	15,410	487,348
UCB SA	82,405	24,753,095
Umicore SA	296,716	6,323,580
VGP NV	13,661	1,773,006
		151,108,510
Canada — 12.2%
5N Plus, Inc.(1)	29,100	632,752
ADENTRA, Inc.	7,800	215,636
Advantage Energy Ltd.(1)	152,226	1,165,089
Aecon Group, Inc.	58,091	1,618,738
Ag Growth International, Inc.	4	82
AGF Management Ltd., Class B	22,652	340,764
Agnico Eagle Mines Ltd.	317,580	79,771,589
Aimia, Inc.(1)(2)	5,405	11,927
Air Canada(1)	21,398	323,625
Alamos Gold, Inc., Class A	316,241	17,139,912
Alaris Equity Partners Income	1,756	28,798
Algoma Steel Group, Inc.	28,900	132,418
Algonquin Power & Utilities Corp.	138,207	966,603
Alimentation Couche-Tard, Inc.	313,434	19,021,346
AltaGas Ltd.	60,407	2,053,054
Altius Minerals Corp.	6,800	240,235
Americas Gold & Silver Corp.(1)	247,217	2,426,770

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Amerigo Resources Ltd.	146,686	$666,730
ARC Resources Ltd.	706,888	13,111,152
Aris Mining Corp.(1)	144,391	3,270,908
Aritzia, Inc.(1)	188,550	16,695,186
Atco Ltd., Class I	30,906	1,469,567
Athabasca Oil Corp.(1)	2,046,021	13,229,651
AtkinsRealis Group, Inc.	43,351	3,004,902
Atrium Mortgage Investment Corp.	4,535	39,464
AutoCanada, Inc.(1)	6,900	133,442
Avino Silver & Gold Mines Ltd.(1)(2)	112,500	1,082,072
B2Gold Corp.	3,116,161	19,144,041
Badger Infrastructure Solutions Ltd.	18,612	997,561
Ballard Power Systems, Inc.(1)(2)	38,300	82,269
Bank of Montreal	292,773	42,135,015
Bank of Nova Scotia	426,115	32,326,073
Barrick Mining Corp.	846,429	42,946,630
Bausch Health Cos., Inc.(1)	132,116	783,563
Baytex Energy Corp.	1,793,761	6,890,735
BCE, Inc.	70,217	1,845,445
Birchcliff Energy Ltd.	1,574,346	7,906,067
Bird Construction, Inc.	100,015	2,333,109
Bitfarms Ltd.(1)(2)	63,400	139,438
Bombardier, Inc., Class B(1)	16,163	3,340,191
Bonterra Energy Corp.(1)	4,200	16,288
Boralex, Inc., A Shares	45,376	923,454
Boston Pizza Royalties Income Fund	4,900	91,674
Boyd Group, Inc.	7,200	1,256,734
Brookfield Asset Management Ltd., Class A	45,741	2,135,731
Brookfield Business Corp., Class A	6,000	206,385
Brookfield Corp.	90,559	3,971,438
Brookfield Infrastructure Corp., Class A	90,801	4,529,154
Brookfield Infrastructure Corp. (Toronto), Class A	24,896	1,241,469
Brookfield Renewable Corp.	63,324	2,702,313
Brookfield Renewable Corp. (New York)	52,504	2,243,496
Brookfield Wealth Solutions Ltd.	4,500	200,084
BRP, Inc.	16,061	1,177,567
CAE, Inc.(1)	170,194	5,046,990
Cameco Corp.	131,435	15,550,002
Canacol Energy Ltd.(1)(2)	2,500	2,103
Canada Goose Holdings, Inc.(1)	73,800	908,940
Canada Packers, Inc.	11,746	162,234
Canadian Imperial Bank of Commerce	377,646	38,148,046
Canadian National Railway Co.	268,135	30,089,384
Canadian Natural Resources Ltd.	1,125,030	49,214,134
Canadian Pacific Kansas City Ltd.	208,450	18,252,460
Canadian Tire Corp. Ltd., Class A(2)	21,893	3,070,846
Canadian Utilities Ltd., A Shares	106,750	3,722,809
Canfor Corp.(1)	26,975	271,915
Capital Power Corp.	341,063	16,009,871
Capstone Copper Corp.(1)	410,340	4,244,637
Cardinal Energy Ltd.	93,498	676,533
Cargojet, Inc.	6,524	456,376
Cascades, Inc.	24,343	214,689

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
CCL Industries, Inc., Class B	11,031	$767,290
Celestica, Inc. (Toronto)(1)	203,674	56,557,778
Cenovus Energy, Inc.	1,658,574	36,951,771
Centerra Gold, Inc.	1,190,075	25,013,343
CES Energy Solutions Corp.	327,966	4,046,529
CGI, Inc.	81,392	5,952,616
Chorus Aviation, Inc.	5,392	97,796
Cogeco Communications, Inc.	14,300	758,585
Colliers International Group, Inc.	6,900	818,409
Computer Modelling Group Ltd.	22,500	67,135
Constellation Software, Inc.	1,886	3,485,184
Definity Financial Corp.	29	1,452
Descartes Systems Group, Inc.(1)	7,500	496,060
Discovery Silver Corp.(1)	666,680	5,508,217
Dollarama, Inc.	141,552	20,839,759
Dorel Industries, Inc., Class B(1)(2)	8,000	10,322
DREAM Unlimited Corp., Class A	6,522	106,242
Eldorado Gold Corp.	342,810	15,920,981
Element Fleet Management Corp.	794,624	18,926,970
Emera, Inc.	301,021	15,661,787
Empire Co. Ltd., Class A	152,839	5,420,880
Enbridge, Inc.	334,657	17,779,841
Enerflex Ltd.	262,017	5,879,799
Enghouse Systems Ltd.	10,135	131,512
Ensign Energy Services, Inc.(1)	42,500	112,789
EQB, Inc.	15,000	1,268,135
Equinox Gold Corp. (Toronto)(1)	661,766	12,419,786
Evertz Technologies Ltd.	1,636	19,478
Exchange Income Corp.	18,500	1,473,978
Extendicare, Inc.	96,438	1,879,199
Fairfax Financial Holdings Ltd.	5,512	9,487,041
Fiera Capital Corp.	10,053	43,041
Finning International, Inc.	282,263	19,029,292
Firm Capital Mortgage Investment Corp.	7,935	71,610
First Majestic Silver Corp.	75,800	2,425,067
First Quantum Minerals Ltd.(1)	781,341	23,393,546
FirstService Corp. (Toronto)	9,300	1,465,446
Fortis, Inc.	163,965	9,432,450
Fortuna Mining Corp.(1)	949,578	12,976,162
Franco-Nevada Corp.	6,292	1,758,559
Freehold Royalties Ltd.	124,690	1,607,930
Frontera Energy Corp.	19,852	165,912
G Mining Ventures Corp.(1)	33,700	1,380,068
Galiano Gold, Inc.(1)	279,743	976,193
George Weston Ltd.	48,426	3,554,423
GFL Environmental, Inc.	16,777	741,408
Gibson Energy, Inc.	131,878	2,833,726
Gildan Activewear, Inc.	260,572	17,759,891
goeasy Ltd.	10,513	827,599
GoGold Resources, Inc.(1)	64,100	171,992
Great-West Lifeco, Inc.	156,244	7,548,462
Greenfire Resources Ltd.(1)	7,400	43,888
Headwater Exploration, Inc.	284,475	2,619,410

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
High Liner Foods, Inc.	5,446	$64,799
Hudbay Minerals, Inc.	361,830	10,252,358
Hydro One Ltd.	204,223	8,776,476
i-80 Gold Corp.(1)	404,100	844,313
iA Financial Corp., Inc.	215,842	24,547,172
IAMGOLD Corp.(1)	955,267	23,502,629
IGM Financial, Inc.	16,243	808,072
Imperial Metals Corp.(1)	18,800	142,235
Imperial Oil Ltd.	53,632	6,273,220
Information Services Corp.	700	25,156
InPlay Oil Corp.	1,616	18,304
Intact Financial Corp.	36,842	7,112,892
Interfor Corp.(1)(2)	466,516	3,406,400
International Petroleum Corp.(1)	71,060	1,621,713
Ivanhoe Mines Ltd., Class A(1)(2)	17,544	200,643
Jaguar Mining, Inc.(1)	18,400	124,910
K92 Mining, Inc.(1)	277,084	6,679,023
Kelt Exploration Ltd.(1)	104,060	662,176
Keyera Corp.	351,857	13,428,889
Kinross Gold Corp.	1,522,450	56,275,011
Knight Therapeutics, Inc.(1)	20,346	93,672
Labrador Iron Ore Royalty Corp.	52,330	1,197,715
Laurentian Bank of Canada	31,993	942,633
Leon's Furniture Ltd.	8,200	171,268
Linamar Corp.	18,964	1,306,994
Lithium Americas Corp.(1)(2)	96,900	490,165
Lithium Argentina AG(1)(2)	18,200	147,036
Loblaw Cos. Ltd.	207,632	9,623,177
Logan Energy Corp.(1)	56	32
Lumine Group, Inc.(1)(2)	5,658	88,061
Lundin Gold, Inc.	36,230	3,414,898
Lundin Mining Corp.	651,102	20,744,762
Magna International, Inc.	368,315	23,224,056
Major Drilling Group International, Inc.(1)	17,858	238,534
Manulife Financial Corp.	880,798	31,362,750
Maple Leaf Foods, Inc.	33,128	680,751
Martinrea International, Inc.	58,240	457,278
MCAN Mortgage Corp.	4,620	83,489
MDA Space Ltd.(1)	238,879	6,926,186
Meren Energy, Inc.	230,300	368,061
Methanex Corp.	28,780	1,452,029
Metro, Inc.	177,742	12,664,305
MTY Food Group, Inc.	15	455
Mullen Group Ltd.	145,053	1,834,364
National Bank of Canada	285,048	39,781,964
Neo Performance Materials, Inc.	1,300	26,428
New Gold, Inc.(1)	1,804,471	24,235,115
NexGen Energy Ltd.(1)(2)	454,211	5,793,975
North American Construction Group Ltd.	11,135	186,447
North West Co., Inc.	46,240	1,897,669
Northland Power, Inc.	374,890	6,007,914
Novagold Resources, Inc.(1)	71,368	950,622
Nutrien Ltd.	355,938	26,770,045

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Obsidian Energy Ltd.(1)	51,250	$402,771
OceanaGold Corp.	434,072	18,460,113
Onex Corp.	17,483	1,300,026
Open Text Corp.	86,903	2,152,745
Orezone Gold Corp.(1)	193,400	389,905
Orla Mining Ltd.	373,642	8,080,671
Osisko Metals, Inc.(1)	110,200	125,223
Pan American Silver Corp.	727,950	49,940,663
Paramount Resources Ltd., A Shares	104,227	2,063,069
Parex Resources, Inc.	647,896	10,136,066
Pason Systems, Inc.	35,435	320,826
Pembina Pipeline Corp.	312,347	13,727,651
Pet Valu Holdings Ltd.	18,400	384,308
PetroTal Corp.	1,000	293
Peyto Exploration & Development Corp.	643,994	12,478,107
PHX Energy Services Corp.	3,700	32,686
Pine Cliff Energy Ltd.	77,100	40,131
Pizza Pizza Royalty Corp.	10,200	125,102
Polaris Renewable Energy, Inc.	5,700	50,103
Power Corp. of Canada	97,412	4,893,274
Precision Drilling Corp.(1)	9,289	805,744
Premium Brands Holdings Corp.	27,100	2,106,133
Quebecor, Inc., Class B	56,074	2,318,928
Quipt Home Medical Corp.(1)	2,400	8,674
RB Global, Inc.	44,576	4,490,443
Real Matters, Inc.(1)	22,688	103,955
Restaurant Brands International, Inc.	160,914	11,544,331
Richelieu Hardware Ltd.	19,128	610,559
Rogers Communications, Inc., Class B	133,380	5,323,271
Rogers Sugar, Inc.	41,275	199,408
Royal Bank of Canada	319,454	53,412,906
Russel Metals, Inc.	44,781	1,577,126
Saputo, Inc.	79,114	2,525,291
Secure Waste Infrastructure Corp.	345,925	4,798,139
Shopify, Inc., Class A(1)	146,877	17,731,194
Silvercorp Metals, Inc.	180,850	2,513,776
Solaris Resources, Inc.(1)	33,100	356,710
South Bow Corp.	357,129	11,483,214
Spartan Delta Corp.(1)	135,093	1,084,468
SSR Mining, Inc.(1)	272,866	8,775,801
Stantec, Inc.	53,742	4,976,075
Stella-Jones, Inc.	22,872	1,569,626
StorageVault Canada, Inc.	20,100	72,941
Sun Life Financial, Inc.	334,924	21,950,959
Suncor Energy, Inc.	873,355	49,332,504
SunOpta, Inc.(1)	64,620	415,940
Superior Plus Corp.	15,600	75,138
Surge Energy, Inc.	36,800	217,716
Tamarack Valley Energy Ltd.	1,136,532	8,490,349
Taseko Mines Ltd.(1)	168,697	1,502,634
TC Energy Corp.	399,473	25,669,007
Teck Resources Ltd., Class B	272,397	15,997,745
TELUS Corp.	228,490	3,132,409

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
TELUS Corp.(1)	24,116	$330,610
Tenaz Energy Corp.(1)(2)	6,600	227,024
TFI International, Inc.	19,853	2,371,939
Thomson Reuters Corp.	10,054	967,994
Timbercreek Financial Corp.	28,046	138,991
TMX Group Ltd.	32,682	1,102,378
Topaz Energy Corp.	26,500	605,359
Torex Gold Resources, Inc.	71,950	4,383,831
Toromont Industries Ltd.	32,121	4,985,166
Toronto-Dominion Bank	406,997	39,647,932
Total Energy Services, Inc.	4,100	54,404
Tourmaline Oil Corp.	328,929	15,442,699
TransAlta Corp.	539,877	7,421,058
Transcontinental, Inc., Class A	41,127	701,304
Trican Well Service Ltd.	201,363	961,015
Triple Flag Precious Metals Corp.	18,600	769,063
Uranium Royalty Corp.(1)(2)	28,800	123,515
Valeura Energy, Inc.(1)	40,000	322,862
Vermilion Energy, Inc.	164,296	1,764,551
Wajax Corp.	5,600	128,992
Wesdome Gold Mines Ltd.(1)	243,710	4,791,835
West Fraser Timber Co. Ltd.	195,794	12,998,867
Western Forest Products, Inc.(1)(2)	2,301	23,684
Westshore Terminals Investment Corp.	21,750	510,245
Wheaton Precious Metals Corp.	44,751	7,292,112
Whitecap Resources, Inc.	2,139,601	21,363,854
WildBrain Ltd.(1)	200	194
Winpak Ltd.	18,500	653,444
WSP Global, Inc.	15,960	2,703,623
		1,836,081,677
China — 0.0%
K Wah International Holdings Ltd.	171,000	61,734
Denmark — 1.5%
AL Sydbank	68,752	6,164,349
ALK-Abello AS(1)	40,237	1,401,409
Alm Brand AS	3,424,824	8,898,452
AP Moller - Maersk AS, A Shares	1,355	3,318,957
AP Moller - Maersk AS, B Shares	2,789	6,924,675
Bang & Olufsen AS(1)	17,969	28,648
Bavarian Nordic AS(1)	41,074	1,279,845
Carlsberg AS, B Shares	31,447	4,892,107
Chemometec AS	14,717	974,389
Coloplast AS, B Shares	21,840	1,692,224
D/S Norden AS	197,415	8,852,291
Danske Andelskassers Bank AS	9,479	28,004
Danske Bank AS	394,076	20,560,718
Demant AS(1)	11,899	371,106
Dfds AS(1)	32,263	527,659
DSV AS	36,815	9,502,741
FLSmidth & Co. AS	8,807	779,637
Genmab AS, ADR(1)	447,322	13,169,160
H Lundbeck AS	114,994	706,441
H Lundbeck AS, A Shares	13,770	75,518

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
H&H International AS, B Shares(1)	4,429	$59,385
ISS AS	19,574	696,099
Jyske Bank AS	81,304	12,185,427
Nilfisk Holding AS(1)	5,794	127,519
NKT AS(1)	110,920	14,337,095
Novo Nordisk AS, ADR	962,264	36,036,787
Novonesis Novozymes B, B Shares	111,576	6,635,840
NTG Nordic Transport Group AS(1)	363	9,787
Orsted AS(1)	508,837	11,987,575
Pandora AS	78,774	6,227,115
Per Aarsleff Holding AS	22,128	2,801,476
Ringkjoebing Landbobank AS	27,327	7,126,717
Rockwool AS, B Shares	200,978	6,663,932
Royal Unibrew AS	14,326	1,412,089
Schouw & Co. AS	3,339	356,731
Solar AS, B Shares	3,400	107,013
SP Group AS	927	57,126
Sparekassen Sjaelland-Fyn AS	2,040	116,736
TORM PLC, Class A	126,490	3,712,006
Tryg AS	47,568	1,177,863
Vestas Wind Systems AS	880,082	22,498,677
Zealand Pharma AS(1)	131,381	7,604,970
		232,086,295
Finland — 1.0%
Aktia Bank OYJ	8,317	125,078
Alandsbanken Abp, B Shares	152	9,131
Anora Group OYJ	13,810	67,643
Atria OYJ	267	5,649
Bittium OYJ	17,239	545,933
CapMan OYJ, B Shares	3,716	8,167
Citycon OYJ(1)	181,343	814,895
Elisa OYJ	70,745	3,633,755
Finnair OYJ(1)(2)	86,678	355,686
Fortum OYJ	204,097	4,772,112
Hiab OYJ, B Shares	21,415	1,230,447
Huhtamaki OYJ	164,861	6,157,536
Kalmar OYJ, B Shares	82,903	4,760,020
Kemira OYJ	128,211	3,106,928
Kesko OYJ, B Shares	341,509	8,415,437
Kojamo OYJ(1)	88,897	1,034,499
Kone OYJ, B Shares	120,773	9,105,467
Konecranes OYJ	51,114	6,034,282
Mandatum OYJ	69,335	559,102
Marimekko OYJ	12,693	167,978
Metsa Board OYJ, Class B(2)	68,781	255,294
Metso OYJ	494,099	10,272,185
Neste OYJ	151,820	3,793,807
Nokia OYJ, ADR(2)	1,589,527	12,271,148
Nokian Renkaat OYJ(2)	236,489	2,975,162
Nordea Bank Abp	515,628	9,985,654
Oma Saastopankki OYJ	1,110	16,027
Orion OYJ, Class B	95,629	7,660,571
Outokumpu OYJ	906,374	6,119,914

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Puuilo OYJ	65,145	$930,949
Sampo OYJ, A Shares	439,590	4,872,015
Sanoma OYJ	5,288	57,123
Stora Enso OYJ, R Shares	846,699	11,485,184
Taaleri PLC	2,859	24,477
Tokmanni Group Corp.(2)	31,759	300,533
UPM-Kymmene OYJ	439,561	13,997,910
Valmet OYJ	39,631	1,327,014
Wartsila OYJ Abp	296,706	12,884,336
YIT OYJ(1)(2)	90,908	305,950
		150,444,998
France — 8.1%
ABC arbitrage	1,617	10,951
Abivax SA(1)	2,781	335,837
Accor SA	128,055	7,432,972
Aeroports de Paris SA(2)	33,964	4,739,130
Air France-KLM(1)	32,225	465,978
Air Liquide SA	177,370	37,296,516
Airbus SE	140,323	30,471,545
AKWEL SADIR	1,186	10,483
Alstom SA(1)	259,741	8,640,773
Alten SA	65,844	4,927,426
Amundi SA	11,388	1,086,334
Aperam SA	32,747	1,719,701
ArcelorMittal SA, NY Shares	603,774	39,341,914
Arkema SA	113,665	8,277,684
AXA SA	614,476	30,049,159
Ayvens SA	45,594	578,781
Beneteau SACA(2)	28,202	266,919
BioMerieux(2)	68,754	8,126,159
BNP Paribas SA	473,694	53,187,141
Bollore SE	343,583	2,007,021
Bonduelle SCA(2)	2,380	25,074
Bouygues SA	205,809	12,736,729
Bureau Veritas SA	270,215	9,390,371
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	218	7,435
Caisse Regionale de Credit Agricole Mutuel Nord de France	123	3,971
Capgemini SE	20,083	2,538,025
Carbios SACA(1)	1,794	19,343
Carrefour SA	450,549	8,544,812
Catana Group	2,599	8,265
Cie de Saint-Gobain SA	467,716	47,399,161
Cie des Alpes	41,737	1,430,881
Cie Generale des Etablissements Michelin SCA	857,692	34,686,100
Claranova SE(1)	434	390
Clariane SE(1)	226,334	1,080,745
Coface SA	322,483	5,965,151
Credit Agricole SA	629,168	13,900,188
Danone SA	110,252	9,481,559
Dassault Aviation SA	32,541	13,069,733
Dassault Systemes SE	204,450	4,477,201
Derichebourg SA	135,939	1,507,984
Edenred SE	21,347	493,393

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Eiffage SA	137,435	$23,699,627
Elis SA	184,937	5,933,343
Emeis SA(1)	133,865	2,419,922
Engie SA	1,406,983	48,066,871
Eramet SA	2,001	139,230
EssilorLuxottica SA	32,401	8,576,118
Etablissements Maurel et Prom SA	118,140	1,259,008
Eurazeo SE	15,495	910,522
Euroapi SA(1)	70,483	178,019
Eurofins Scientific SE	19,081	1,537,551
Euronext NV	9,815	1,621,602
Eutelsat Communications SACA(1)	277,014	734,830
Exail Technologies SA(1)(2)	17,620	2,589,995
FDJ UNITED	237,950	7,218,124
Figeac Aero(1)	98	1,226
Fnac Darty SA	116	4,858
Forvia SE(1)	278,506	3,951,873
Gaztransport Et Technigaz SA	76,717	17,520,470
Getlink SE	360,865	7,835,199
GL Events SACA	4,682	187,470
Groupe LDLC(1)	10	176
Groupe SFPI	119	232
Guerbet(1)(2)	463	7,312
Hermes International SCA	9,823	23,609,221
ID Logistics Group SACA(1)	3,706	1,742,734
Imerys SA	19,201	553,684
Interparfums SA	7,354	214,337
Ipsen SA	72,578	14,167,410
IPSOS SA	1,761	71,379
Jacquet Metals SACA	5,254	143,173
JCDecaux SE	70,520	1,453,887
Kaufman & Broad SA	13,751	526,962
Kering SA	79,128	26,534,667
La Francaise De L'energie SACA(1)(2)	542	21,529
Legrand SA	79,972	14,485,097
LISI SA	17,609	1,166,473
L'Oreal SA	47,548	22,278,430
Louis Hachette Group	163,569	331,174
Lumibird(1)	1,867	49,745
LVMH Moet Hennessy Louis Vuitton SE	85,000	54,316,727
Maisons du Monde SA(1)(2)	12,989	20,800
Manitou BF SA	1,848	51,321
Medincell SA(1)(2)	5,103	138,725
Mersen SA	25,510	836,637
Metropole Television SA(2)	25,216	344,570
MGI Digital Graphic Technology(1)	119	1,500
Nacon SA(1)	629	193
Nanobiotix SA(1)	9,988	304,607
Nexans SA	65,567	9,418,833
Nexity SA(1)(2)	52,705	592,077
North Atlantic Energies	1,670	76,665
Opmobility	110,480	2,210,792
Orange SA	1,600,393	34,476,541

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
OVH Groupe SA(1)(2)	11,414	$124,827
Pernod Ricard SA	88,033	8,123,722
Pluxee NV(2)	20,530	274,017
Publicis Groupe SA	47,515	4,230,977
Pullup Entertainment(2)	4,597	66,857
Remy Cointreau SA(2)	15,700	771,109
Renault SA	429,601	16,246,693
ReWorld Media SA	5,154	10,137
Rexel SA	207,278	8,976,776
Robertet SA	395	407,728
Rubis SCA	135,234	5,816,654
Safran SA	213,906	86,148,237
Sanofi SA, ADR	534,004	25,984,635
Sartorius Stedim Biotech	2,482	536,366
Schneider Electric SE	65,779	21,497,222
SCOR SE	204,486	7,452,842
SEB SA	15,363	942,955
SES SA	1,261,921	9,394,865
SMCP SA(1)	41,358	334,095
Societe BIC SA	17,157	1,103,257
Societe Generale SA	607,178	52,618,404
Sodexo SA(2)	12,195	667,518
SOITEC(1)	13,343	643,422
Solutions 30 SE(1)	106,213	110,222
SPIE SA	26,589	1,646,052
STIF SA(2)	2,536	182,946
STMicroelectronics NV, NY Shares	236,141	7,936,699
Technip Energies NV	77,141	3,342,436
Teleperformance SE	19,261	1,164,613
Television Francaise 1 SA	24,560	210,302
Thales SA	55,915	16,971,162
TotalEnergies SE(2)	884,154	71,032,932
Trigano SA	13,571	2,685,714
Ubisoft Entertainment SA(1)	783,690	3,844,801
Valeo SE	634,106	9,144,449
Vallourec SACA	431,650	10,099,197
Valneva SE(1)	77,383	434,775
Veolia Environnement SA	283,597	12,009,404
Vicat SACA	34,829	2,919,041
Vinci SA	410,877	68,199,862
Virbac SACA	4,552	1,985,398
Viridien(1)	5,968	773,229
Vivendi SE	538,513	1,398,871
Voltalia SA(1)(2)	32,391	269,552
Vusion	3,155	443,533
X-Fab Silicon Foundries SE(1)	70,448	388,293
		1,219,839,201
Germany — 7.3%
1&1 AG	7,880	224,683
2G Energy AG	15,414	694,157
7C Solarparken AG(1)	20,776	39,594
Adesso SE	3,567	262,408
adidas AG	95,171	17,657,554

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
AIXTRON SE	78,799	$2,548,926
Allianz SE	124,793	56,041,692
Alzchem Group AG	14,559	2,545,971
Amadeus Fire AG	945	32,439
Aroundtown SA(1)	263,742	951,942
Atoss Software SE	11,674	1,212,056
Aumann AG	862	14,592
Aumovio SE(1)	84,077	4,170,385
Aurubis AG	25,211	5,108,159
Baader Bank AG	1,933	16,393
BASF SE	550,474	31,531,230
Bayer AG	537,728	26,607,223
Bayerische Motoren Werke AG	218,575	22,907,409
Bayerische Motoren Werke AG, Preference Shares	43,305	4,519,300
BayWa AG(1)	9,931	37,224
Bechtle AG	80,797	3,246,428
Befesa SA	31,082	1,236,918
Beiersdorf AG	63,415	8,021,734
Bertrandt AG(1)	365	8,292
Bijou Brigitte AG	1,658	90,347
Bilfinger SE	39,296	5,501,850
Bitcoin Group SE	1,185	40,682
Borussia Dortmund GmbH & Co. KGaA	100,378	372,101
Brenntag SE	112,722	6,933,003
CANCOM SE	24,225	680,500
Ceconomy AG(1)	88,692	473,238
Cewe Stiftung & Co. KGaA	3,638	430,873
Commerzbank AG	792,975	32,170,696
Continental AG	210,389	18,130,054
CTS Eventim AG & Co. KGaA	75,889	6,145,497
Daimler Truck Holding AG	515,697	26,019,041
Datagroup SE	779	66,890
Delivery Hero SE(1)	32,847	755,477
Dermapharm Holding SE	3,073	145,313
Deutsche Bank AG	1,224,476	43,370,940
Deutsche Beteiligungs AG	3,029	89,597
Deutsche Boerse AG	66,793	18,254,053
Deutsche Lufthansa AG	1,007,689	10,763,576
Deutsche Pfandbriefbank AG	81,235	342,816
Deutsche Post AG	541,728	31,899,722
Deutsche Rohstoff AG	9,955	853,529
Deutsche Telekom AG	1,637,994	65,782,080
Deutz AG	90,580	1,331,406
Douglas AG(1)	58,473	810,653
Dr. Ing hc F Porsche AG, Preference Shares	112,990	5,508,448
Draegerwerk AG & Co. KGaA	567	50,448
Draegerwerk AG & Co. KGaA, Preference Shares	3,168	335,804
Duerr AG	41,220	1,185,059
E.ON SE	843,533	19,621,249
Eckert & Ziegler SE	13,956	252,741
Einhell Germany AG, Preference Shares	350	34,931
Elmos Semiconductor SE	5,979	1,029,875
ElringKlinger AG	10,673	54,970

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Evonik Industries AG	415,206	$7,219,259
Fielmann Group AG	27,525	1,500,198
flatexDEGIRO SE	192,419	6,971,765
Formycon AG(1)	3,772	102,105
Fraport AG Frankfurt Airport Services Worldwide(1)	3,380	330,725
Freenet AG	11,003	359,608
Fresenius Medical Care AG, ADR	28,683	672,903
Fresenius SE & Co. KGaA	167,508	10,041,524
Friedrich Vorwerk Group SE	10,050	952,531
FUCHS SE, Preference Shares	131,788	5,691,156
GEA Group AG	179,397	13,909,301
Grand City Properties SA	18,749	245,559
Grenke AG	10,327	177,931
Hannover Rueck SE	36,799	11,150,912
Heidelberg Materials AG	117,807	26,246,506
Heidelberger Druckmaschinen AG(1)	386,380	647,815
HelloFresh SE(1)	1,073,394	6,089,518
Henkel AG & Co. KGaA	17,248	1,562,115
Henkel AG & Co. KGaA, Preference Shares	74,622	7,319,563
Hensoldt AG	17,987	1,577,904
HOCHTIEF AG	2,939	1,417,660
Hornbach Holding AG & Co. KGaA	5,148	520,698
HUGO BOSS AG	169,461	7,452,036
Indus Holding AG	12,156	438,255
Infineon Technologies AG	659,158	35,525,206
Instone Real Estate Group SE	11,568	128,389
Jenoptik AG	84,580	2,793,853
JOST Werke SE	12,136	962,011
Jungheinrich AG, Preference Shares	99,280	3,742,848
K&S AG	545,063	9,650,386
KION Group AG	108,405	7,357,309
Kloeckner & Co. SE	58,978	763,524
Knaus Tabbert AG(1)	1,297	19,622
Knorr-Bremse AG	108,115	14,150,767
Koenig & Bauer AG(1)	1,990	21,309
Kontron AG	10,137	279,373
Krones AG	35,284	5,524,658
KSB SE & Co. KGaA	17	22,952
KSB SE & Co. KGaA, Preference Shares	67	85,169
KWS Saat SE & Co. KGaA	815	62,267
Lang & Schwarz AG	3,835	109,151
Lanxess AG	252,645	5,679,660
LEG Immobilien SE	97,655	8,169,553
MBB SE	1,573	378,532
Medios AG(1)	15,280	305,396
Mercedes-Benz Group AG	341,774	23,646,872
Merck KGaA	19,402	2,939,709
MLP SE	3,876	33,166
MPH Health Care AG	17	447
MTU Aero Engines AG	55,059	23,732,463
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	48,319	31,534,093
Mutares SE & Co. KGaA(2)	28,751	1,053,264
Nabaltec AG	285	4,229

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Nagarro SE	10,154	$669,351
Nemetschek SE	23,755	1,892,504
Norma Group SE	25,329	471,448
Patrizia SE	37,982	365,760
Pentixapharm Holding AG(1)	9,691	23,544
Pfeiffer Vacuum Technology AG	456	88,915
Porsche Automobil Holding SE, Preference Shares	184,856	7,816,101
ProCredit Holding AG	8,676	86,396
Puma SE	119,849	3,332,118
Qiagen NV	118,723	5,912,405
Rational AG	2,311	2,002,965
RENK Group AG	106,912	7,204,122
Rheinmetall AG	27,584	54,565,939
RTL Group SA	349	15,262
RWE AG	814,244	52,379,228
SAF-Holland SE	96,788	2,270,408
Salzgitter AG	25,359	1,618,541
SAP SE, ADR	129,106	26,018,732
Sartorius AG, Preference Shares	1,767	500,151
Schaeffler AG	403,782	4,918,895
Schott Pharma AG & Co. KGaA	2,243	38,818
Scout24 SE	71,215	6,052,863
Secunet Security Networks AG	1,623	361,843
SGL Carbon SE(1)	20,941	96,269
Siemens AG	103,674	29,976,698
Siemens Energy AG	113,420	21,966,915
Siemens Healthineers AG	100,882	5,003,705
Siltronic AG	11,230	756,883
Sixt SE	14,716	1,140,826
Sixt SE, Preference Shares	8,473	547,217
SMA Solar Technology AG(1)	17,034	641,575
Steico SE	2,075	61,764
STO SE & Co. KGaA, Preference Shares	1,014	147,470
STRATEC SE	5,180	129,589
Stroeer SE & Co. KGaA	14,561	594,636
Suedzucker AG	23,894	285,829
Symrise AG	84,556	7,724,151
TAG Immobilien AG	283,304	5,525,935
Talanx AG	72,785	9,154,932
TeamViewer SE(1)	60,465	329,234
Technotrans SE	2,941	95,338
thyssenkrupp AG	1,309,481	16,158,028
Tkms AG& Co. KGaA(1)	44,619	5,062,700
United Internet AG	132,835	4,380,159
Volkswagen AG	3,179	379,868
Volkswagen AG, Preference Shares	39,946	4,749,605
Vonovia SE	444,416	15,069,034
Wacker Chemie AG	12,683	1,209,650
Wacker Neuson SE	18,578	456,022
Washtec AG	1,313	79,190
Westwing Group SE(1)	1,834	38,841
Wuestenrot & Wuerttembergische AG	8,201	160,215
Zalando SE(1)	190,490	4,630,759
		1,095,597,239

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Hong Kong — 1.7%
AIA Group Ltd.	2,601,264	$28,695,906
ASMPT Ltd.	321,800	4,587,397
Bank of East Asia Ltd.	773,495	1,503,220
BOC Hong Kong Holdings Ltd.	3,300,000	18,875,188
Bright Smart Securities & Commodities Group Ltd.(1)(2)	764,000	836,620
Budweiser Brewing Co. APAC Ltd.(2)	64,100	63,665
Cafe de Coral Holdings Ltd.	256,000	151,345
Chia Tai Enterprises International Ltd.(1)	13,000	9,872
China Star Entertainment Ltd.(1)	80,000	48,716
Chow Sang Sang Holdings International Ltd.	254,000	451,530
CITIC Telecom International Holdings Ltd.	227,000	76,000
CK Asset Holdings Ltd.	1,426,186	9,048,832
CK Hutchison Holdings Ltd.	1,488,000	12,251,891
CK Infrastructure Holdings Ltd.	265,500	2,251,356
CK Life Sciences International Holdings, Inc.(1)(2)	60,000	6,440
CLP Holdings Ltd.	1,536,000	14,555,256
C-Mer Medical Holdings Ltd.	72,000	13,639
Comba Telecom Systems Holdings Ltd.	1,958,000	526,774
Cowell e Holdings, Inc.(1)	167,000	597,061
Dah Sing Banking Group Ltd.	74,400	124,435
Dah Sing Financial Holdings Ltd.	28,400	154,159
Deep Source Holdings Ltd.(1)	5,270,000	586,592
DFI Retail Group Holdings Ltd.	105,100	439,640
Dickson Concepts International Ltd.	15,500	11,451
Dream International Ltd.	146,000	170,932
EC Healthcare(1)	50,000	3,646
E-Commodities Holdings Ltd.	722,000	78,298
First Pacific Co. Ltd.	320,000	258,450
FSE Lifestyle Services Ltd.	3,000	2,234
Futu Holdings Ltd., ADR(1)	4,538	675,436
Galaxy Entertainment Group Ltd.	289,000	1,537,810
Giordano International Ltd.	444,000	86,899
Green Fresh Biotechnology Co. Ltd.	52,000	4,124
Guotai Junan International Holdings Ltd.(2)	37,000	13,221
Hang Lung Group Ltd.	474,000	1,016,113
Hang Lung Properties Ltd.	1,635,044	2,141,634
Henderson Land Development Co. Ltd.	324,000	1,464,558
HK Electric Investments & HK Electric Investments Ltd.	202,500	181,415
HKT Trust & HKT Ltd.	498,000	785,027
Hong Kong & China Gas Co. Ltd.	6,108,990	5,935,205
Hong Kong Exchanges & Clearing Ltd.	310,288	16,577,117
Hong Kong Technology Venture Co. Ltd.	456,869	85,113
Hongkong & Shanghai Hotels Ltd.(1)	7,500	6,492
Hongkong Land Holdings Ltd.	1,351,500	11,701,006
Hysan Development Co. Ltd.	970,000	2,703,476
IGG, Inc.	876,000	352,477
Jardine Matheson Holdings Ltd.	203,900	16,809,571
JBM Healthcare Ltd.	1,000	354
Johnson Electric Holdings Ltd.	456,389	1,803,128
Karrie International Holdings Ltd.	212,000	72,762
Kerry Properties Ltd.	381,000	1,226,862
Kwoon Chung Bus Holdings Ltd.	4,000	1,427

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Luk Fook Holdings International Ltd.	79,000	$297,027
Man Wah Holdings Ltd.	907,600	591,112
Melco Resorts & Entertainment Ltd., ADR(1)	48,977	290,923
MGM China Holdings Ltd.	682,800	1,091,671
Midland Holdings Ltd.(1)	66,000	28,245
Mobvista, Inc.(1)	622,000	940,648
Modern Dental Group Ltd.	42,000	31,539
MTR Corp. Ltd.(2)	263,286	1,253,873
Multifield International Holdings Ltd.	6,400	915
New World Development Co. Ltd.(1)(2)	8,395,750	11,624,982
OKG Technology Holdings Ltd.(1)	1,100,000	24,156
Oriental Watch Holdings	150,000	65,575
Pacific Basin Shipping Ltd.	20,739,000	9,167,733
Pacific Textiles Holdings Ltd.	206,000	34,988
PAX Global Technology Ltd.	903,000	560,394
PCCW Ltd.	666,357	505,680
Perfect Medical Health Management Ltd.	90,000	13,891
Plover Bay Technologies Ltd.	96,000	105,924
Power Assets Holdings Ltd.	697,500	5,653,320
Quam Plus International Financial Ltd.	20,000	333
Sa Sa International Holdings Ltd.	206,000	16,298
Sands China Ltd.	639,600	1,444,986
SAS Dragon Holdings Ltd.	4,000	2,397
Shangri-La Asia Ltd.	172,000	111,815
Shun Tak Holdings Ltd.(1)(2)	586,000	50,897
Singamas Container Holdings Ltd.	614,000	53,359
Sino Land Co. Ltd.	3,646,647	5,944,075
SITC International Holdings Co. Ltd.	2,057,000	8,774,557
SJM Holdings Ltd.(1)	507,000	156,004
SmarTone Telecommunications Holdings Ltd.	39,000	26,259
Stella International Holdings Ltd.(2)	620,500	1,196,607
Sun Hung Kai & Co. Ltd.	14,000	7,903
Sun Hung Kai Properties Ltd.	401,000	7,454,845
SUNeVision Holdings Ltd.(2)	294,000	253,023
Swire Pacific Ltd., Class A	847,500	9,103,804
Swire Properties Ltd.	184,600	635,292
Symphony Holdings Ltd.	10,000	1,844
Techtronic Industries Co. Ltd.	246,000	3,984,137
Ten Pao Group Holdings Ltd.	36,000	12,868
Time Interconnect Technology Ltd.(2)	180,000	447,403
TradeGo Fintech Ltd.(1)	128,000	23,678
United Energy Group Ltd.	2,374,000	198,095
United Laboratories International Holdings Ltd.(2)	1,524,000	2,534,122
Upbest Group Ltd.	6,000	505
Value Partners Group Ltd.	204,000	62,085
Vitasoy International Holdings Ltd.(2)	690,000	627,637
VTech Holdings Ltd.	101,200	833,535
WH Group Ltd.	13,137,478	16,515,731
Wharf Holdings Ltd.(2)	63,000	208,455
Wharf Real Estate Investment Co. Ltd.	1,294,000	4,763,628
Wynn Macau Ltd.	107,600	78,297
Xinyi Glass Holdings Ltd.(2)	645,079	853,164
Yue Yuen Industrial Holdings Ltd.	402,500	955,319
		261,177,325

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Ireland — 0.4%
AIB Group PLC	1,533,454	$15,916,943
Bank of Ireland Group PLC	888,163	17,293,679
FBD Holdings PLC	1,492	29,843
Glanbia PLC	391,370	8,096,415
Glenveagh Properties PLC(1)	194,332	516,924
Kerry Group PLC, A Shares	18,219	1,618,859
Kingspan Group PLC	67,279	6,660,869
Origin Enterprises PLC	30,312	151,500
Permanent TSB Group Holdings PLC(1)	426	1,603
Ryanair Holdings PLC	96,138	3,106,707
Uniphar PLC	137,566	661,181
		54,054,523
Israel — 1.4%
Adgar Investment & Development Ltd.(1)	1,776	2,430
AFI Properties Ltd.(1)	610	43,990
Airport City Ltd.(1)	21,848	383,716
Alony Hetz Properties & Investments Ltd.	61,300	720,358
Altshuler Shaham Finance Ltd.	10,670	18,982
Amot Investments Ltd.	97,862	649,616
Argo Properties NV(1)	2,427	95,107
Ashdod Refinery Ltd.(1)	2,339	42,568
Ashtrom Group Ltd.	7,062	153,394
Aura Investments Ltd.	14,135	93,484
Azrieli Group Ltd.	5,218	749,842
Bank Hapoalim BM	835,592	21,088,771
Bank Leumi Le-Israel BM	953,751	23,089,848
Bezeq The Israeli Telecommunication Corp. Ltd.	624,972	1,648,004
Big Shopping Centers Ltd.	9,868	2,377,930
Blue Square Real Estate Ltd.	1,059	142,473
Carasso Motors Ltd.(1)	1,112	12,645
Cellcom Israel Ltd.	81,503	950,041
Check Point Software Technologies Ltd.(1)	24,350	3,702,904
Clal Insurance Enterprises Holdings Ltd.	213,108	15,940,182
CyberArk Software Ltd.(1)	2,153	96,885
Danel Adir Yeoshua Ltd.	2,216	312,548
Delek Automotive Systems Ltd.	12,536	78,292
Delek Group Ltd.	8,930	2,739,774
Delta Galil Ltd.	2,882	139,780
Doral Group Renewable Energy Resources Ltd.(1)	18,842	362,265
Elbit Systems Ltd.	7,333	5,663,586
Electra Ltd.	1,020	30,979
Energix-Renewable Energies Ltd.	39,842	253,884
Enlight Renewable Energy Ltd.(1)	14,801	1,015,267
Equital Ltd.(1)	2,203	101,395
Fattal Holdings 1998 Ltd.(1)	2,274	445,987
FIBI Holdings Ltd.	5,109	533,963
First International Bank Of Israel Ltd.	10,464	900,386
Fox Wizel Ltd.	3,228	291,828
G City Ltd.	63,721	159,741
Gav-Yam Lands Corp. Ltd.	1	15
Global-e Online Ltd.(1)	7,135	249,511
Harel Insurance Investments & Financial Services Ltd.	36,300	1,909,988

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Hilan Ltd.	2,203	$141,065
ICL Group Ltd.	145,536	689,770
IDI Insurance Co. Ltd.	7,202	525,735
Ilex Medical Ltd.	122	2,336
Inmode Ltd.(1)	23,101	317,639
Inrom Construction Industries Ltd.	19,909	127,246
Isracard Ltd.	116,149	553,007
Israel Canada TR Ltd.	104,870	657,080
Israel Corp. Ltd.	1,135	293,305
Israel Discount Bank Ltd., A Shares	1,426,956	17,270,401
Isras Investment Co. Ltd.	1,145	307,015
Ituran Location & Control Ltd.	4,712	226,176
Kamada Ltd.	543	4,732
Kenon Holdings Ltd.	1,697	134,272
Lahav L.R. Real Estate Ltd.	3,126	9,793
M Yochananof & Sons Ltd.	937	108,193
Malam - Team Ltd.(1)	127	3,784
Matrix IT Ltd.	11,018	332,528
Max Stock Ltd.	54,373	478,329
Mediterranean Towers Ltd.	3,661	18,029
Mega Or Holdings Ltd.	3,392	552,617
Melisron Ltd.	5,813	787,672
Menora Mivtachim Holdings Ltd.	8,350	1,194,594
Migdal Insurance & Financial Holdings Ltd.(1)	110,887	600,639
Mivne Real Estate KD Ltd.	848,638	3,520,803
Mivtach Shamir Holdings Ltd.	1,248	171,370
Mizrahi Tefahot Bank Ltd.	73,123	5,478,533
Naphtha Israel Petroleum Corp. Ltd.(1)	1,311	10,510
Neto Malinda Trading Ltd.	988	57,359
Next Vision Stabilized Systems Ltd.	8,844	1,008,948
Nexxen International Ltd.(1)	28,939	186,367
Nice Ltd., ADR(1)	7,344	853,740
Norstar Holdings, Inc.	2,561	5,880
Nova Ltd.(1)	6,487	2,849,064
Oddity Tech Ltd., Class A(1)	15,748	185,354
Oil Refineries Ltd.	2,108,087	687,217
One Software Technologies Ltd.	14,026	270,782
OPC Energy Ltd.(1)	5,328	168,216
Orion Retail Properties Ltd.(1)	8,073	6,829
OY Nofar Energy Ltd.(1)	3,098	164,048
Partner Communications Co. Ltd.	281,057	3,438,897
Paz Retail & Energy Ltd.	34,952	8,587,449
Perion Network Ltd.(1)	15,266	126,527
Phoenix Financial Ltd.	165,743	8,474,139
Prashkovsky Investments & Construction Ltd.(1)	3,551	195,786
Qualitau Ltd.	2,325	505,958
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,121	401,223
Retailors Ltd.	2,297	25,334
Scope Metals Group Ltd.	2,859	186,363
Shikun & Binui Ltd.(1)	51,997	274,090
Shufersal Ltd.	1,039,225	14,571,318
Strauss Group Ltd.	10,266	452,772
Summit Real Estate Holdings Ltd.	19,221	347,687

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Tamar Petroleum Ltd.	4,690	$48,997
Tel Aviv Stock Exchange Ltd.	27,260	1,329,585
Teva Pharmaceutical Industries Ltd., ADR(1)	398,411	13,490,196
Tower Semiconductor Ltd.(1)	136,717	17,326,278
Victory Supermarket Chain Ltd.	131	2,273
Wix.com Ltd.(1)	3,295	232,166
ZIM Integrated Shipping Services Ltd.	493,654	14,232,045
ZUR Shamir Holdings Ltd.	917	3,298
		212,405,717
Italy — 2.7%
A2A SpA	3,403,548	9,928,840
ACEA SpA	14,609	452,983
Amplifon SpA	11,893	184,464
Arnoldo Mondadori Editore SpA	50,466	122,987
Ascopiave SpA	2,156	9,940
Avio SpA	56,652	2,376,852
Azimut Holding SpA	280,013	11,539,605
Banca Generali SpA	36,412	2,347,075
Banca IFIS SpA	13,950	404,595
Banca Mediolanum SpA	64,050	1,373,779
Banca Monte dei Paschi di Siena SpA	568,318	5,546,211
Banco BPM SpA	942,794	13,887,493
Banco di Desio e della Brianza SpA	16,626	178,766
BFF Bank SpA(1)	40,592	180,723
BPER Banca SpA	2,198,805	30,967,819
Brembo NV	19,714	233,693
Brunello Cucinelli SpA(2)	71,607	6,929,027
Buzzi SpA	38,352	2,211,123
Cairo Communication SpA(1)	15,641	50,763
Cementir Holding NV	4,280	80,556
CIR SpA-Compagnie Industriali(1)	139,190	119,069
Credito Emiliano SpA	26,996	496,116
d'Amico International Shipping SA	128,970	1,185,065
Danieli & C Officine Meccaniche SpA(2)	14,118	1,127,083
Danieli & C Officine Meccaniche SpA, Preference Shares	41,962	2,334,453
Davide Campari-Milano NV(2)	4,788	36,068
Digital Bros SpA(1)	201	2,746
Digital Value SpA(2)	772	26,226
doValue SpA(1)	28,184	81,928
El.En. SpA(2)	9,010	150,393
Enav SpA	36,812	239,731
Enel SpA	1,689,689	20,318,421
Eni SpA, ADR(2)	595,821	27,967,838
ERG SpA	33,587	989,670
Esprinet SpA	7,119	50,879
Eurogroup Laminations SpA(2)	11,238	18,592
Ferrari NV	28,400	10,730,152
Ferretti SpA(2)	285,286	1,303,611
Fiera Milano SpA	11,576	114,607
Fila SpA(2)	9,851	109,773
Fincantieri SpA(1)	183,527	3,108,287
FinecoBank Banca Fineco SpA	532,126	12,523,101
Gas Plus SpA	6,395	46,433

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Generali(2)	270,283	$11,508,945
Geox SpA(1)(2)	2,210	775
Hera SpA	510,721	2,666,668
Infrastrutture Wireless Italiane SpA(2)	3,592	38,112
Intercos SpA	14,136	206,251
Intesa Sanpaolo SpA	4,589,633	31,491,989
Iren SpA	1,527,288	5,119,058
Italgas SpA(2)	1,182,585	15,240,684
Iveco Group NV	396,833	8,989,317
Leonardo SpA	125,010	8,422,057
Maire SpA	105,541	1,910,192
MARR SpA(2)	8,827	98,462
MFE-MediaForEurope NV, Class A	71,219	260,045
MFE-MediaForEurope NV, Class B(2)	4,645	21,982
Moncler SpA	127,342	8,784,455
NewPrinces SpA(1)	7,996	199,480
Nexi SpA(2)	13,406	54,758
OVS SpA	532,576	3,115,948
Pharmanutra SpA	1,808	143,177
Piaggio & C SpA(2)	107,149	228,800
Poste Italiane SpA	448,961	12,027,644
Prysmian SpA	113,394	13,658,411
RAI Way SpA	63,551	462,808
Recordati Industria Chimica e Farmaceutica SpA	47,689	2,724,658
Safilo Group SpA(1)	527,513	1,171,876
Saipem SpA(2)	3,047,081	12,811,688
Salvatore Ferragamo SpA(1)	140,664	1,117,378
Sanlorenzo SpA(2)	1,000	39,366
Sesa SpA(2)	1,751	159,250
Snam SpA	1,269,236	9,855,346
Sogefi SpA(2)	38,684	139,995
Stellantis NV	1,109,240	9,000,220
Tamburi Investment Partners SpA(2)	12,453	139,737
Technogym SpA	74,186	1,626,881
Telecom Italia SpA(1)	743,208	557,673
Tenaris SA, ADR(2)	23,743	1,291,619
Terna - Rete Elettrica Nazionale	808,415	9,727,902
TREVI - Finanziaria Industriale SpA(1)	256,676	243,237
UniCredit SpA	584,660	49,782,251
Unipol Assicurazioni SpA	55,059	1,369,785
Webuild SpA	717,028	2,788,966
Wiit SpA(2)	13,059	410,192
		401,695,574
Japan — 22.4%
& ST HD Co. Ltd.	54,900	1,052,901
77 Bank Ltd.	148,300	9,321,117
A&D HOLON Holdings Co. Ltd.(2)	24,100	434,965
ABC-Mart, Inc.	2,100	35,299
Acom Co. Ltd.	24,300	79,683
AD Works Group Co. Ltd.	60,000	178,540
ADEKA Corp.	58,100	1,782,935
Advantest Corp.	339,800	58,842,959
Aeon Co. Ltd.	851,745	12,125,793

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Aeon Fantasy Co. Ltd.	3,800	$63,812
AEON Financial Service Co. Ltd.	50,900	574,939
Aeon Hokkaido Corp.	16,600	96,981
AFC-HD AMS Life Science Co. Ltd.	800	4,646
AGC, Inc.	357,000	15,833,315
Ahresty Corp.	11,400	68,730
Aica Kogyo Co. Ltd.	20,900	531,805
Aichi Financial Group, Inc.	8,461	357,017
Aichi Steel Corp.	47,400	1,061,858
Aida Engineering Ltd.	21,300	162,124
Ain Holdings, Inc.	18,400	723,194
Air Water, Inc.	76,900	1,067,812
Airport Facilities Co. Ltd.(2)	8,500	57,102
Aisan Industry Co. Ltd.	31,000	455,031
Aisin Corp.	536,700	9,526,711
AIT Corp.	2,700	39,667
Ajinomoto Co., Inc.(2)	313,500	9,971,216
Akebono Brake Industry Co. Ltd.(1)	22,500	21,402
Alconix Corp.	31,000	655,040
Alfresa Holdings Corp.	315,400	5,420,984
Alpen Co. Ltd.	6,200	88,245
Alps Alpine Co. Ltd.	280,100	4,193,295
ALSOK Co. Ltd.	34,000	279,327
Altech Corp.	6,300	106,625
Amada Co. Ltd.	49,500	823,000
Amano Corp.	29,500	772,977
Amuse, Inc.	1,500	20,206
Amvis Holdings, Inc.	59,800	199,711
ANA Holdings, Inc.	19,700	429,555
Anest Iwata Corp.	4,600	51,651
Anritsu Corp.	19,300	371,531
Anycolor, Inc.	29,700	735,627
AOKI Holdings, Inc.	41,000	475,210
Aoyama Trading Co. Ltd.	56,500	952,246
Aozora Bank Ltd.	14,800	267,474
Appier Group, Inc.	42,000	222,109
Arakawa Chemical Industries Ltd.	2,700	26,861
Arata Corp.	211,400	4,167,855
ARCLANDS Corp.	94,502	1,184,735
Arcs Co. Ltd.	60,900	1,520,851
ARE Holdings, Inc.	194,300	5,654,866
Arealink Co. Ltd.	18,600	152,560
Argo Graphics, Inc.	56,500	579,724
Arisawa Manufacturing Co. Ltd.	9,000	152,283
Artience Co. Ltd.	83,300	2,346,187
As One Corp.	11,800	172,108
Asahi Co. Ltd.	200	1,680
Asahi Diamond Industrial Co. Ltd.(2)	55,700	586,651
Asahi Group Holdings Ltd.	184,400	2,007,681
Asahi Intecc Co. Ltd.	2,500	53,885
Asahi Kasei Corp.	1,258,100	14,827,249
Asahi Yukizai Corp.	19,200	623,571
Asanuma Corp.	60,900	447,809

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Ascentech KK	2,600	$22,096
Asia Pile Holdings Corp.	30,700	310,371
Asics Corp.	413,000	12,656,680
ASKA Pharmaceutical Holdings Co. Ltd.	5,800	92,547
ASKUL Corp.	8,800	73,365
Astellas Pharma, Inc.	1,568,400	26,100,535
Astena Holdings Co. Ltd.	4,500	14,688
Aucnet, Inc.	7,000	109,447
Autobacs Seven Co. Ltd.	61,600	701,404
Avant Group Corp.	9,200	83,891
Awa Bank Ltd.	16,200	620,104
Axial Retailing, Inc.	72,400	604,645
Azbil Corp.(2)	10,000	92,873
AZ-COM MARUWA Holdings, Inc.	25,100	158,979
Bandai Namco Holdings, Inc.	328,500	8,906,275
Bando Chemical Industries Ltd.	10,700	163,504
Bank of Iwate Ltd.	3,000	136,166
Bank of Nagoya Ltd.	22,200	840,317
Bank of Saga Ltd.	5,800	192,163
Bank of the Ryukyus Ltd.	16,500	258,603
Base Co. Ltd.	1,700	36,425
BayCurrent, Inc.	5,000	145,188
Belc Co. Ltd.	11,100	573,116
Bell System24 Holdings, Inc.	15,800	150,502
Belluna Co. Ltd.	26,500	167,781
Bic Camera, Inc.	76,000	880,315
BIPROGY, Inc.	21,100	640,687
Blue Zones Holdings Co. Ltd.	9,500	585,792
BML, Inc.	30,700	855,863
Bourbon Corp.	200	4,289
Bridgestone Corp.	713,600	17,226,355
Brother Industries Ltd.	139,000	2,871,189
Bushiroad, Inc.	12,200	22,222
Business Brain Showa-Ota, Inc.	200	3,937
Business Engineering Corp.	18,200	164,939
BuySell Technologies Co. Ltd.	15,400	576,998
C Uyemura & Co. Ltd.	2,600	360,291
Calbee, Inc.	38,200	755,623
Canon Marketing Japan, Inc.	7,100	318,055
Capcom Co. Ltd.	85,500	1,941,740
Carlit Co. Ltd.(2)	34,000	658,994
Cawachi Ltd.	11,900	252,369
CCI Group, Inc.	1,732,600	11,673,230
Celsys, Inc.(2)	25,400	219,214
Central Automotive Products Ltd.	15,400	223,710
Central Glass Co. Ltd.	40,200	1,135,110
Central Japan Railway Co.	298,500	8,810,416
Central Security Patrols Co. Ltd.	1,000	19,625
Change Holdings, Inc.(2)	17,200	110,119
Charm Care Corp. KK	25,400	237,129
Chiba Bank Ltd.	80,800	1,201,806
Chiba Kogyo Bank Ltd.(2)	35,100	550,494
Chikaranomoto Holdings Co. Ltd.	6,800	65,984

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Chiyoda Co. Ltd.	3,400	$24,193
Chofu Seisakusho Co. Ltd.	4,000	55,175
Chubu Electric Power Co., Inc.	180,300	3,045,087
Chubu Steel Plate Co. Ltd.	8,500	129,851
Chudenko Corp.	5,700	187,407
Chugai Pharmaceutical Co. Ltd.	204,400	13,782,756
Chugai Ro Co. Ltd.	600	19,835
Chugin Financial Group, Inc.	101,300	2,078,737
Chugoku Electric Power Co., Inc.	408,700	2,847,074
Chuo Spring Co. Ltd.	1,500	32,500
Citizen Watch Co. Ltd.	175,200	2,143,985
CKD Corp.	95,600	3,383,454
CMK Corp.	28,700	115,015
Coca-Cola Bottlers Japan Holdings, Inc.	91,900	2,429,528
Colowide Co. Ltd.(2)	16,800	201,903
COMSYS Holdings Corp.	11,700	430,699
Comture Corp.	18,600	178,509
Cosmo Energy Holdings Co. Ltd.	92,300	2,852,402
Cosmos Pharmaceutical Corp.	3,200	142,128
Cover Corp.(1)(2)	29,400	328,086
Create Restaurants Holdings, Inc.	51,600	243,489
Create SD Holdings Co. Ltd.	4,200	91,413
Credit Saison Co. Ltd.	351,300	10,696,564
Creek & River Co. Ltd.	2,300	21,886
Cresco Ltd.	9,500	93,502
CTI Engineering Co. Ltd.	10,700	239,053
Curves Holdings Co. Ltd.	20,700	108,356
CyberAgent, Inc.	383,500	3,381,442
Cybozu, Inc.(2)	14,300	205,129
Dai Nippon Printing Co. Ltd.	37,800	785,567
Dai Nippon Toryo Co. Ltd.	10,400	99,442
Daicel Corp.	314,300	3,299,296
Dai-Dan Co. Ltd.	27,300	638,814
Daido Metal Co. Ltd.	4,400	34,509
Daido Steel Co. Ltd.	154,300	2,351,650
Daiei Kankyo Co. Ltd.	6,900	170,840
Daifuku Co. Ltd.	116,200	4,796,444
Daihatsu Infinearth Mfg Co. Ltd.	12,500	205,168
Daiichi Jitsugyo Co. Ltd.	3,900	89,135
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	45,500	818,027
Dai-ichi Life Holdings, Inc.	2,752,900	28,248,463
Daiichi Sankyo Co. Ltd.	327,000	6,440,267
Daiichikosho Co. Ltd.	77,000	856,570
Daiki Aluminium Industry Co. Ltd.	22,300	212,756
Daikin Industries Ltd.	14,300	1,816,886
Daikoku Denki Co. Ltd.	6,300	108,417
Daikokutenbussan Co. Ltd.	5,500	195,861
Daikyonishikawa Corp.	9,800	59,191
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	15,600	503,713
Daio Paper Corp.	94,900	712,279
Daiseki Co. Ltd.	16,180	410,367
Daishi Hokuetsu Financial Group, Inc.	812,100	10,594,273
Daishinku Corp.	7,400	32,538

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Daisue Construction Co. Ltd.	5,500	$156,821
Daito Pharmaceutical Co. Ltd.	16,160	152,094
Daito Trust Construction Co. Ltd.	235,100	5,413,826
Daitron Co. Ltd.	7,000	134,851
Daiwa House Industry Co. Ltd.	187,000	6,748,170
Daiwa Securities Group, Inc.	1,418,400	14,906,382
Daiwabo Holdings Co. Ltd.	83,400	1,706,350
DCM Holdings Co. Ltd.(2)	41,600	453,862
DeNA Co. Ltd.(2)	87,300	1,486,154
Denka Co. Ltd.	88,900	2,092,835
Denso Corp.	620,400	8,901,447
Dentsu Group, Inc.	72,300	1,364,362
Dentsu Soken, Inc.	3,000	37,918
Denyo Co. Ltd.	5,600	139,756
Dexerials Corp.	823,600	13,584,367
DIC Corp.	85,200	2,417,679
Digital Arts, Inc.	1,600	57,680
Digital Information Technologies Corp.	3,800	25,651
Dip Corp.	36,700	475,521
Disco Corp.	9,000	4,327,249
DKS Co. Ltd.	6,100	482,428
DMG Mori Co. Ltd.	33,200	657,444
Doshisha Co. Ltd.	18,200	432,571
Doutor Nichires Holdings Co. Ltd.	28,900	554,532
Dowa Holdings Co. Ltd.	205,400	15,171,638
DTS Corp.	74,000	541,038
Duskin Co. Ltd.	8,500	235,196
DyDo Group Holdings, Inc.	16,100	268,081
Eagle Industry Co. Ltd.	14,900	326,369
East Japan Railway Co.	341,100	8,425,337
Ebara Corp.	617,900	21,702,745
Eco's Co. Ltd.	700	13,785
EDION Corp.	42,000	603,573
eGuarantee, Inc.	6,900	76,355
Eisai Co. Ltd.(2)	17,300	582,431
Eizo Corp.	31,100	458,174
Elan Corp.	1,400	6,900
Elecom Co. Ltd.	34,800	399,230
Electric Power Development Co. Ltd.	327,000	7,809,510
Endo Lighting Corp.	6,800	129,712
ENEOS Holdings, Inc.	2,374,300	22,652,357
Enplas Corp.	10,100	917,740
eRex Co. Ltd.	42,700	201,251
ESPEC Corp.	8,900	219,946
Eternal Hospitality Group Co. Ltd.	5,300	126,207
Exedy Corp.	37,400	1,481,483
EXEO Group, Inc.	480,600	9,209,167
F&M Co. Ltd.	200	2,994
FANUC Corp.	128,300	5,809,438
Fast Retailing Co. Ltd.	16,000	7,015,402
FCC Co. Ltd.	112,300	2,772,252
Feed One Co. Ltd.	6,420	54,769
Ferrotec Corp.	58,800	2,386,285

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
FFRI Security, Inc.(2)	5,100	$267,894
FIDEA Holdings Co. Ltd.	4,040	56,596
FINDEX, Inc.	3,000	17,846
Fintech Global, Inc.	190,700	189,059
First Bank of Toyama Ltd.	34,100	593,488
FJ Next Holdings Co. Ltd.	3,200	39,883
Food & Life Cos. Ltd.	147,300	9,506,012
Foster Electric Co. Ltd.	15,800	315,986
FP Corp.	16,600	299,996
FP Partner, Inc.	3,200	50,025
France Bed Holdings Co. Ltd.	2,100	18,395
Freebit Co. Ltd.	7,500	76,762
Fudo Tetra Corp.	5,300	135,043
Fuji Co. Ltd.	28,200	379,019
Fuji Corp. /Aichi	19,000	738,705
Fuji Electric Co. Ltd.	272,200	24,126,380
Fuji Kyuko Co. Ltd.	7,400	113,430
Fuji Pharma Co. Ltd.	11,400	175,311
Fuji Seal International, Inc.	60,800	1,120,273
Fujibo Holdings, Inc.	12,800	896,744
FUJIFILM Holdings Corp.	93,000	1,912,453
Fujikura Composites, Inc.	11,800	205,042
Fujikura Ltd.	323,800	55,289,667
Fujita Kanko, Inc.	38,000	572,484
Fujitsu Ltd.	612,900	13,663,323
Fujiya Co. Ltd.	3,400	54,935
FuKoKu Co. Ltd.	3,100	39,971
Fukuda Corp.	7,900	397,527
Fukuda Denshi Co. Ltd.	5,600	360,289
Fukui Bank Ltd.(2)	6,500	146,703
Fukui Computer Holdings, Inc.	3,700	81,443
Fukuoka Financial Group, Inc.	39,800	1,740,867
Fukuyama Transporting Co. Ltd.	15,900	570,423
FULLCAST Holdings Co. Ltd.	5,600	60,549
Funai Soken Holdings, Inc.	75,000	556,166
Furukawa Co. Ltd.	31,100	1,159,705
Furukawa Electric Co. Ltd.	125,300	22,450,058
Furuno Electric Co. Ltd.	33,300	1,687,578
Furuya Metal Co. Ltd.	13,900	680,264
Furyu Corp.	8,900	71,658
Fuso Chemical Co. Ltd.	31,300	1,917,011
Futaba Industrial Co. Ltd.	44,600	334,173
Future Corp.	14,100	164,250
Fuyo General Lease Co. Ltd.	15,500	460,697
G-7 Holdings, Inc.	5,800	56,133
GA Technologies Co. Ltd.	37,800	406,573
Gakken Holdings Co. Ltd.	13,400	91,546
Gakkyusha Co. Ltd.	2,100	32,951
Galilei Co. Ltd.	6,100	152,692
Genki Global Dining Concepts Corp.	7,300	140,644
Genky DrugStores Co. Ltd.	26,200	753,339
Geo Holdings Corp.	14,900	171,286
Gift Holdings, Inc.	2,700	72,710

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
giftee, Inc.	10,900	$72,222
Giken Ltd.	6,800	107,204
GLOBERIDE, Inc.	2,400	36,341
Glory Ltd.	49,600	1,320,147
GLtechno Holdings, Inc.	2,200	56,900
GMO Financial Holdings, Inc.	18,000	109,922
GMO Payment Gateway, Inc.	2,100	108,902
Godo Steel Ltd.	9,100	236,345
Goldwin, Inc.	3,800	59,926
grems, Inc.	3,900	67,605
GS Yuasa Corp.	161,800	5,747,237
GSI Creos Corp.	1,600	28,660
G-Tekt Corp.	21,700	286,728
Gunma Bank Ltd.	762,400	11,021,133
Gunze Ltd.	34,800	1,056,248
H.U. Group Holdings, Inc.	62,100	1,335,700
H2O Retailing Corp.	87,100	1,363,603
Hachijuni Nagano Bank Ltd.	153,900	2,044,644
Hagiwara Electric Holdings Co. Ltd.	4,000	101,853
Hakuhodo DY Holdings, Inc.(2)	24,200	181,472
Hakuto Co. Ltd.	4,300	121,886
Halows Co. Ltd.	5,000	157,168
Hamakyorex Co. Ltd.	46,200	580,040
Hankyu Hanshin Holdings, Inc.(2)	240,400	7,015,321
Hanwa Co. Ltd.	17,400	998,108
Happinet Corp.	29,000	590,374
Haseko Corp.	72,100	1,575,173
Hazama Ando Corp.	183,200	2,509,009
Heiwa Corp.	30,200	390,384
Heiwado Co. Ltd.	28,000	539,526
Hennge KK(2)	10,600	68,208
Hibiya Engineering Ltd.	1,400	58,607
Hiday Hidaka Corp.	10,200	205,714
HI-LEX Corp.	18,300	467,942
Hioki EE Corp.	3,600	178,611
Hirakawa Hewtech Corp.	3,400	95,554
Hirata Corp.	21,200	413,666
Hirogin Holdings, Inc.	267,000	3,302,003
Hirose Electric Co. Ltd.	500	74,469
HIS Co. Ltd.	44,900	367,769
Hisaka Works Ltd.	4,100	47,852
Hitachi Construction Machinery Co. Ltd.	22,100	992,930
Hitachi Ltd.	943,700	30,894,176
Hochiki Corp.	7,900	324,674
Hodogaya Chemical Co. Ltd.	13,300	203,472
Hogy Medical Co. Ltd.	10,600	455,525
Hokkaido Electric Power Co., Inc.(2)	221,300	1,744,006
Hokuetsu Corp.(2)	15,700	104,054
Hokuhoku Financial Group, Inc.	189,000	7,549,385
Hokuriku Electric Power Co.	172,400	1,221,529
Hokuto Corp.	20,800	267,940
Honda Motor Co. Ltd., ADR(2)	768,005	23,163,031
Honeys Holdings Co. Ltd.	5,800	57,330

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Horiba Ltd.	15,000	$2,014,551
Hoshizaki Corp.	3,800	133,540
Hosiden Corp.	25,100	471,688
Hosokawa Micron Corp.	8,500	368,860
Hotland Holdings Co. Ltd.	3,300	41,253
House Foods Group, Inc.	17,400	344,091
Hoya Corp.	30,856	5,573,450
HS Holdings Co. Ltd.	7,600	63,373
Hulic Co. Ltd.	424,700	5,628,265
Hyakugo Bank Ltd.	93,900	1,019,718
Hyakujushi Bank Ltd.	13,600	848,351
Ibiden Co. Ltd.	280,400	17,050,846
Ichinen Holdings Co. Ltd.	5,600	78,286
Ichiyoshi Securities Co. Ltd.	3,300	31,983
Idec Corp.	47,200	997,992
Idemitsu Kosan Co. Ltd.	1,681,500	16,077,445
IHI Corp.	1,123,800	30,744,491
Iida Group Holdings Co. Ltd.	21,800	387,384
Iino Kaiun Kaisha Ltd.	75,800	807,054
I'll, Inc.	2,800	42,231
i-mobile Co. Ltd.	19,400	66,666
Inaba Denki Sangyo Co. Ltd.	41,800	768,493
Inabata & Co. Ltd.	22,700	633,222
Ines Corp.	500	6,797
Infomart Corp.	182,300	471,531
INFRONEER Holdings, Inc.	375,148	6,279,027
Innotech Corp.	2,000	37,295
Inpex Corp.	792,600	19,349,514
Insource Co. Ltd.	40,200	187,080
Internet Initiative Japan, Inc.	77,600	1,131,309
Inui Global Logistics Co. Ltd.	7,900	83,334
IPS, Inc.	4,000	83,284
Iriso Electronics Co. Ltd.	10,800	265,048
Ise Chemicals Corp.(2)	19,000	814,337
Iseki & Co. Ltd.	26,500	361,479
Isetan Mitsukoshi Holdings Ltd.	60,700	1,191,550
Ishihara Sangyo Kaisha Ltd.	45,800	1,146,659
Istyle, Inc.(2)	51,700	160,384
Isuzu Motors Ltd.(2)	742,900	13,846,139
Ito En Ltd.	149,500	2,909,459
Ito En Ltd., Preference Shares	5,300	61,698
ITOCHU Corp.	1,358,600	19,670,932
Itochu Enex Co. Ltd.	21,800	291,228
Itochu-Shokuhin Co. Ltd.	3,100	260,392
Itoki Corp.	33,900	781,016
IwaiCosmo Holdings, Inc.	22,900	576,875
Iwatani Corp.	230,800	3,042,343
Iyogin Holdings, Inc.	534,000	11,573,930
Izumi Co. Ltd.	73,200	486,655
J Front Retailing Co. Ltd.	616,600	10,162,942
J Trust Co. Ltd.	42,900	147,902
JAC Recruitment Co. Ltd.	44,800	257,126
Jaccs Co. Ltd.	37,700	1,068,088

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
JAFCO Group Co. Ltd.(2)	16,800	$266,302
Japan Airlines Co. Ltd.	59,500	1,229,374
Japan Airport Terminal Co. Ltd.	27,000	920,931
Japan Aviation Electronics Industry Ltd.	31,900	550,411
Japan Cash Machine Co. Ltd.	9,300	74,721
Japan Communications, Inc.(1)	35,100	31,245
Japan Electronic Materials Corp.	10,200	522,577
Japan Elevator Service Holdings Co. Ltd.	24,000	249,415
Japan Engine Corp.	3,900	375,195
Japan Exchange Group, Inc.	153,600	2,090,332
Japan Lifeline Co. Ltd.	72,900	745,407
Japan Material Co. Ltd.	98,600	1,369,078
Japan Petroleum Exploration Co. Ltd.	379,400	5,807,664
Japan Post Bank Co. Ltd.	97,700	1,912,678
Japan Post Holdings Co. Ltd.	1,198,200	15,603,730
Japan Post Insurance Co. Ltd.	65,400	2,134,713
Japan Pulp & Paper Co. Ltd.	48,700	360,107
Japan Steel Works Ltd.	800	51,994
Japan Transcity Corp.	11,700	101,622
Japan Wool Textile Co. Ltd.	34,600	463,912
JBCC Holdings, Inc.	26,100	226,011
JCU Corp.	29,300	1,304,864
JDC Corp.	9,600	42,992
Jeol Ltd.(2)	5,600	246,178
JFE Holdings, Inc.(2)	786,400	11,070,230
JGC Holdings Corp.	2,800	44,361
JINS Holdings, Inc.	10,600	360,344
JM Holdings Co. Ltd.	27,800	308,118
J-Oil Mills, Inc.	15,300	205,432
Joshin Denki Co. Ltd.	18,200	331,522
Joyful Honda Co. Ltd.	7,200	101,713
JP-Holdings, Inc.	43,800	220,113
JSB Co. Ltd.	7,700	172,606
JSP Corp.	12,700	237,053
JTEKT Corp.	468,400	6,428,837
Juroku Financial Group, Inc.	24,100	1,586,040
Justsystems Corp.	20,400	512,768
JVCKenwood Corp.	1,002,700	8,326,759
JX Advanced Metals Corp.	232,000	6,157,118
Kaga Electronics Co. Ltd.	59,600	1,661,075
Kajima Corp.	367,200	16,792,215
Kakaku.com, Inc.	57,000	628,425
Kaken Pharmaceutical Co. Ltd.	4,200	119,445
Kamei Corp.	18,300	397,651
Kamigumi Co. Ltd.	35,800	1,333,243
Kanadevia Corp.	764,600	5,317,063
Kanamoto Co. Ltd.	252,400	7,035,373
Kandenko Co. Ltd.	132,200	5,906,646
Kaneka Corp.	16,600	561,086
Kanematsu Corp.	1,041,800	16,377,255
Kanro, Inc.	29,800	271,706
Kansai Electric Power Co., Inc.	329,200	5,945,931
Kansai Paint Co. Ltd.(2)	50,600	895,360

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Kanto Denka Kogyo Co. Ltd.	72,100	$813,452
Kao Corp.	37,100	1,584,221
Katitas Co. Ltd.	4,000	91,473
Kato Sangyo Co. Ltd.	2,100	91,951
Kawada Technologies, Inc.	24,100	851,197
Kawaden Corp.	3,500	55,465
Kawasaki Heavy Industries Ltd.	254,900	29,639,330
KDDI Corp.	1,523,500	26,169,932
KeePer Technical Laboratory Co. Ltd.	14,200	331,981
Keihan Holdings Co. Ltd.	16,100	357,230
Keihanshin Building Co. Ltd.	24,200	336,709
Keikyu Corp.(2)	79,300	794,330
Keio Corp.	1,800	48,342
Keisei Electric Railway Co. Ltd.(2)	10,200	88,563
Keiyo Bank Ltd.	56,600	814,229
Kenko Mayonnaise Co. Ltd.	1,600	23,703
Kewpie Corp.	9,500	272,587
Keyence Corp.	10,300	4,340,950
KH Neochem Co. Ltd.	41,500	827,053
Kibun Foods, Inc.	700	4,886
Kikkoman Corp.(2)	50,900	489,447
Kintetsu Group Holdings Co. Ltd.	133,600	2,827,684
Kirin Holdings Co. Ltd.	468,900	8,139,034
Kitz Corp.	89,800	1,238,241
Kiyo Bank Ltd.	44,400	1,215,251
Koa Corp.	24,700	314,076
Kobe Bussan Co. Ltd.	21,700	516,347
Kobe Steel Ltd.	732,900	10,665,098
Koei Tecmo Holdings Co. Ltd.(2)	300	3,463
Kohnan Shoji Co. Ltd.	196,200	5,440,912
Kohsoku Corp.	1,500	33,178
Koito Manufacturing Co. Ltd.	8,600	155,026
Kojima Co. Ltd.	14,300	121,185
Komatsu Ltd.	346,200	16,617,723
Komatsu Wall Industry Co. Ltd.	7,700	150,550
KOMEDA Holdings Co. Ltd.	8,700	163,348
Komeri Co. Ltd.	22,600	530,162
Komori Corp.	32,700	380,606
Konami Group Corp.	32,600	4,350,220
Konica Minolta, Inc.	1,967,800	7,508,358
Konishi Co. Ltd.	9,200	81,495
Konoike Transport Co. Ltd.	45,800	1,025,222
Konoshima Chemical Co. Ltd.	2,200	27,927
Koshidaka Holdings Co. Ltd.(2)	39,600	296,557
Kotobuki Spirits Co. Ltd.	39,200	499,177
KPP Group Holdings Co. Ltd.	27,100	162,063
Krosaki Harima Corp.	17,700	475,966
KRS Corp.	12,200	254,942
K's Holdings Corp.	447,200	4,899,184
Kubota Corp.	156,500	3,181,206
Kumiai Chemical Industry Co. Ltd.(2)	20,000	94,033
Kurabo Industries Ltd.	10,200	655,845
Kuraray Co. Ltd.	99,500	1,177,556

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Kureha Corp.	64,700	$2,028,813
Kurita Water Industries Ltd.	49,400	2,745,940
Kuriyama Holdings Corp.	2,200	24,784
Kusuri No. Aoki Holdings Co. Ltd.	35,800	929,807
KYB Corp.	34,600	1,169,317
Kyocera Corp.	58,400	1,031,440
Kyodo Printing Co. Ltd.	1,700	19,133
Kyoei Steel Ltd.	11,300	191,980
Kyokuto Kaihatsu Kogyo Co. Ltd.	11,200	250,991
Kyokuto Securities Co. Ltd.	19,400	235,725
Kyokuyo Co. Ltd.	12,100	421,178
Kyorin Pharmaceutical Co. Ltd.	29,500	326,388
Kyoto Financial Group, Inc.	17,200	426,010
Kyowa Kirin Co. Ltd.	50,300	934,983
Kyushu Electric Power Co., Inc.	216,100	2,785,376
Kyushu Financial Group, Inc.	135,000	1,153,656
Kyushu Leasing Service Co. Ltd.	1,400	13,593
Kyushu Railway Co.	35,300	896,761
Lasertec Corp.	4,600	991,773
Leopalace21 Corp.	171,200	815,421
Life Corp.	38,900	676,255
Lifedrink Co., Inc.(2)	14,400	112,613
Lintec Corp.	27,800	970,045
Lion Corp.	97,200	1,143,007
LITALICO, Inc.	4,000	34,460
Lixil Corp.	200,200	2,352,297
LY Corp.	77,800	192,301
M&A Capital Partners Co. Ltd.	10,900	260,634
M3, Inc.(2)	153,400	1,679,471
Mabuchi Motor Co. Ltd.	122,400	1,440,569
Macnica Holdings, Inc.	82,600	1,459,837
Maeda Kosen Co. Ltd.	35,000	479,547
Maezawa Industries, Inc.	3,300	47,239
Makino Milling Machine Co. Ltd.	66,200	4,927,147
Makita Corp.	39,400	1,524,522
MarkLines Co. Ltd.	1,900	20,774
Mars Group Holdings Corp.	8,900	180,281
Marubeni Corp.	892,700	34,161,634
Marubun Corp.	10,300	83,925
Maruchiyo Yamaokaya Corp.	11,000	281,268
Marudai Food Co. Ltd.(2)	13,100	201,398
Maruha Nichiro Corp.	588,900	5,978,096
Marui Group Co. Ltd.	104,800	2,131,159
Maruichi Steel Tube Ltd.	52,500	546,234
Marumae Co. Ltd.	15,300	348,536
Marusan Securities Co. Ltd.	7,200	51,510
Maruwa Co. Ltd.	3,700	1,447,616
Maruzen Showa Unyu Co. Ltd.	9,200	540,028
Matsuda Sangyo Co. Ltd.	10,500	589,013
Matsui Securities Co. Ltd.	19,000	116,227
MatsukiyoCocokara & Co.	36,760	607,958
Matsuyafoods Holdings Co. Ltd.(2)	3,900	150,580
Max Co. Ltd.	3,700	165,094

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Maxell Ltd.	38,200	$559,386
Maxvalu Tokai Co. Ltd.	700	16,855
Mazda Motor Corp.	1,055,900	9,350,141
McDonald's Holdings Co. Japan Ltd.	18,700	889,765
MCJ Co. Ltd.	53,600	786,141
Mebuki Financial Group, Inc.	2,639,700	22,640,986
MEC Co. Ltd.	16,500	738,333
Medipal Holdings Corp.	84,700	1,659,830
Megachips Corp.	12,000	700,737
Megmilk Snow Brand Co. Ltd.	40,300	903,964
Meidensha Corp.	20,300	1,011,668
MEIJI Holdings Co. Ltd.(2)	465,000	11,996,199
Meiko Electronics Co. Ltd.	18,100	2,537,086
MEITEC Group Holdings, Inc.	64,600	1,422,914
Meiwa Corp.	3,300	20,069
Menicon Co. Ltd.(2)	104,000	1,269,189
Mercari, Inc.(1)(2)	70,400	1,666,088
METAWATER Co. Ltd.	37,600	1,011,675
Micronics Japan Co. Ltd.	150,300	11,663,458
Midac Holdings Co. Ltd.	3,400	45,545
Mie Kotsu Group Holdings, Inc.	8,000	31,163
MIMAKI ENGINEERING Co. Ltd.	15,400	183,273
Minebea Mitsumi, Inc.	565,000	12,113,411
Ministop Co. Ltd.	300	3,640
Mirait One Corp.	54,000	1,403,270
Mirarth Holdings, Inc.	99,000	268,253
Miroku Jyoho Service Co. Ltd.	5,500	63,466
MISUMI Group, Inc.	36,300	730,852
Mito Securities Co. Ltd.	8,300	36,277
Mitsuba Corp.	21,400	200,381
Mitsubishi Chemical Group Corp.	2,196,300	16,298,160
Mitsubishi Corp.	994,200	33,549,811
Mitsubishi Electric Corp.	401,800	15,293,714
Mitsubishi Estate Co. Ltd.	118,600	3,999,579
Mitsubishi Gas Chemical Co., Inc.	55,700	1,555,699
Mitsubishi HC Capital, Inc.	1,054,140	10,216,494
Mitsubishi Heavy Industries Ltd.	1,331,300	42,439,030
Mitsubishi Kakoki Kaisha Ltd.	19,900	483,979
Mitsubishi Logistics Corp.	436,600	4,002,023
Mitsubishi Materials Corp.	238,800	9,163,201
Mitsubishi Motors Corp.	548,600	1,503,550
Mitsubishi UFJ Financial Group, Inc., ADR(2)	2,897,661	54,012,401
Mitsuboshi Belting Ltd.	11,200	308,051
Mitsui & Co. Ltd.	59,400	2,226,888
Mitsui Chemicals, Inc.	703,400	10,709,815
Mitsui DM Sugar Co. Ltd.	3,300	74,990
Mitsui E&S Co. Ltd.	259,000	12,981,939
Mitsui Fudosan Co. Ltd.	1,494,000	20,138,850
Mitsui High-Tec, Inc.	56,600	316,403
Mitsui Kinzoku Co. Ltd.	247,000	58,041,538
Mitsui OSK Lines Ltd.(2)	22,400	831,143
Mitsui-Soko Holdings Co. Ltd.	485,100	11,611,606
Mitsuuroko Group Holdings Co. Ltd.	3,600	54,073

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
MIXI, Inc.	16,600	$285,193
Miyaji Engineering Group, Inc.	18,500	229,646
Miyazaki Bank Ltd.	7,000	435,094
Mizuho Financial Group, Inc., ADR	4,287,962	38,034,223
Mizuho Leasing Co. Ltd.	125,700	1,229,795
Mizuho Medy Co. Ltd.	14,400	177,751
Mochida Pharmaceutical Co. Ltd.	10,100	256,404
Modec, Inc.	24,800	2,131,648
Monogatari Corp.	212,800	6,820,188
MonotaRO Co. Ltd.(2)	58,400	776,432
Morinaga & Co. Ltd.	51,600	955,251
Morinaga Milk Industry Co. Ltd.	38,600	1,227,179
Morita Holdings Corp.	24,500	468,719
Moriya Transportation Engineering & Manufacturing Co. Ltd.	5,100	206,088
MOS Food Services, Inc.(2)	16,400	449,025
MS&AD Insurance Group Holdings, Inc.	995,500	27,741,005
MTG Co. Ltd.	4,100	150,494
m-up Holdings, Inc.	54,800	239,130
Murata Manufacturing Co. Ltd.	503,200	13,158,636
Musashi Seimitsu Industry Co. Ltd.	47,500	947,550
Musashino Bank Ltd.	105,300	4,389,030
Nachi-Fujikoshi Corp.	18,800	646,185
Nafco Co. Ltd.	3,500	52,031
Nagase & Co. Ltd.	44,400	1,406,140
Nagoya Railroad Co. Ltd.	95,100	1,123,228
Nakayama Steel Works Ltd.	14,800	60,025
Namura Shipbuilding Co. Ltd.	95,700	3,394,699
Nankai Electric Railway Co. Ltd.	92,100	1,837,831
Nanto Bank Ltd.	22,300	1,090,222
NEC Capital Solutions Ltd.	3,300	92,567
NEC Corp.	463,300	12,844,195
Net Protections Holdings, Inc.(1)	36,200	124,885
Neturen Co. Ltd.	16,800	161,976
Nexon Co. Ltd.	26,200	556,537
NGK Insulators Ltd.	89,700	2,627,419
NH Foods Ltd.	69,300	3,177,298
NHK Spring Co. Ltd.	602,200	11,555,966
Nichias Corp.(2)	23,500	1,446,247
Nichicon Corp.	43,900	603,824
Nichiha Corp.	17,000	404,153
Nichirei Corp.	294,600	4,011,236
Nichirin Co. Ltd.	2,400	67,184
NIDEC Corp.	49,636	780,590
Nifco, Inc.	89,900	3,185,925
Nihon Dempa Kogyo Co. Ltd.	13,000	110,576
Nihon Dengi Co. Ltd.(2)	20,000	1,559,858
Nihon M&A Center Holdings, Inc.	28,300	130,695
Nihon Parkerizing Co. Ltd.	73,300	750,560
Nihon Yamamura Glass Co. Ltd.	19,800	441,833
Nikkiso Co. Ltd.	56,900	891,433
Nikon Corp.	17,700	225,787
Nintendo Co. Ltd.	132,600	7,499,774
Nippn Corp.	35,000	642,594

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Nippon Air Conditioning Services Co. Ltd.	21,900	$238,049
Nippon Avionics Co. Ltd.	13,100	622,053
Nippon Beet Sugar Manufacturing Co. Ltd.	4,000	115,727
Nippon Carbon Co. Ltd.	6,400	206,737
Nippon Chemical Industrial Co. Ltd.	500	11,498
Nippon Chemi-Con Corp.(1)	14,500	174,714
Nippon Coke & Engineering Co. Ltd.(1)	116,900	103,978
Nippon Denko Co. Ltd.	128,400	385,479
Nippon Densetsu Kogyo Co. Ltd.	18,900	638,132
Nippon Dry-Chemical Co. Ltd.	2,400	192,352
Nippon Electric Glass Co. Ltd.	26,700	1,173,175
NIPPON EXPRESS HOLDINGS, Inc.	344,500	8,491,775
Nippon Gas Co. Ltd.	30,500	610,558
Nippon Kayaku Co. Ltd.	26,900	345,207
Nippon Kodoshi Corp.	4,800	131,326
Nippon Light Metal Holdings Co. Ltd.	144,020	2,872,508
Nippon Paint Holdings Co. Ltd.	3,500	25,923
Nippon Paper Industries Co. Ltd.	116,300	981,002
Nippon Parking Development Co. Ltd.	213,500	392,388
Nippon Sanso Holdings Corp.(2)	5,000	191,823
Nippon Seiki Co. Ltd.	63,400	1,157,814
Nippon Seisen Co. Ltd.	2,500	21,919
Nippon Sheet Glass Co. Ltd.(1)	113,500	441,207
Nippon Shinyaku Co. Ltd.	102,000	3,367,115
Nippon Shokubai Co. Ltd.	44,800	729,717
Nippon Signal Co. Ltd.	19,200	221,229
Nippon Soda Co. Ltd.	42,600	1,141,166
Nippon Steel Corp.(2)	4,577,400	18,595,628
Nippon Thompson Co. Ltd.	40,800	279,933
Nippon Yakin Kogyo Co. Ltd.	15,500	526,182
Nippon Yusen KK	48,400	1,661,877
Nipro Corp.	283,600	2,891,122
Nishikawa Rubber Co. Ltd.	22,600	656,519
Nishimatsu Construction Co. Ltd.	8,800	386,933
Nishi-Nippon Financial Holdings, Inc.	96,200	2,738,601
Nishi-Nippon Railroad Co. Ltd.	47,200	983,503
Nishio Holdings Co. Ltd.	77,800	2,313,913
Nissan Chemical Corp.(2)	21,300	968,851
Nissan Motor Co. Ltd.(1)(2)	1,077,800	2,969,286
Nissan Shatai Co. Ltd.	32,400	229,065
Nissei ASB Machine Co. Ltd.	10,900	645,248
Nissha Co. Ltd.	24,300	211,699
Nisshin Oillio Group Ltd.	19,500	762,027
Nisshin Seifun Group, Inc.	193,800	2,711,092
Nisshinbo Holdings, Inc.	70,600	791,517
Nissin Foods Holdings Co. Ltd.(2)	8,700	183,683
Nisso Holdings Co. Ltd.	100	442
Nissui Corp.	862,600	8,562,269
Niterra Co. Ltd.	310,600	15,662,634
Nitori Holdings Co. Ltd.(2)	39,100	783,269
Nitta Corp.	7,400	224,390
Nittetsu Mining Co. Ltd.(2)	62,100	1,661,869
Nitto Boseki Co. Ltd.	15,300	2,456,610

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Nitto Denko Corp.	1,014,600	$23,529,023
Nitto Kogyo Corp.	18,100	562,641
Nittoc Construction Co. Ltd.	12,400	116,088
Noevir Holdings Co. Ltd.	7,900	238,368
NOF Corp.	76,300	1,531,232
Nohmi Bosai Ltd.	3,100	89,280
Nojima Corp.	232,200	1,734,088
NOK Corp.	31,700	674,292
Nomura Co. Ltd.	76,700	719,544
Nomura Micro Science Co. Ltd.	137,100	3,088,796
Noritake Co. Ltd.	12,300	550,996
Noritsu Koki Co. Ltd.	8,300	120,328
Noritz Corp.	25,000	389,363
North Pacific Bank Ltd.	182,900	1,282,456
NPR-RIKEN Corp.	24,100	703,095
NS Solutions Corp.(2)	600	15,461
NS United Kaiun Kaisha Ltd.	8,700	425,743
NSD Co. Ltd.	19,200	350,497
NSK Ltd.	400,500	3,602,996
NTN Corp.	813,500	2,199,566
NTT, Inc.	13,362,900	13,073,380
Obara Group, Inc.	1,300	48,975
Obayashi Corp.	648,900	18,319,048
Obic Co. Ltd.	17,500	471,302
Odakyu Electric Railway Co. Ltd.	82,700	950,352
Ogaki Kyoritsu Bank Ltd.	9,400	410,661
Oiles Corp.	10,700	183,787
Oisix ra daichi, Inc.	14,500	132,171
Oji Holdings Corp.	1,297,100	8,171,566
Okamoto Industries, Inc.	300	11,760
Okamoto Machine Tool Works Ltd.	1,800	56,890
Okamura Foods Co. Ltd.	7,600	59,341
Okasan Securities Group, Inc.	58,800	374,590
Oki Electric Industry Co. Ltd.	415,500	8,557,745
Okinawa Cellular Telephone Co.	37,500	805,072
Okinawa Electric Power Co., Inc.	48,100	366,240
Okinawa Financial Group, Inc.	8,600	330,632
Okumura Corp.	218,200	10,198,933
Okura Industrial Co. Ltd.	8,800	294,971
Okuwa Co. Ltd.	9,500	53,769
Olympus Corp.(2)	335,400	3,286,501
Omron Corp.	6,600	233,840
Ono Pharmaceutical Co. Ltd.	293,700	5,049,190
Onoken Co. Ltd.	1,400	13,395
Onward Holdings Co. Ltd.	81,700	427,068
Open House Group Co. Ltd.	31,400	2,323,923
Open Up Group, Inc.	46,900	575,686
Optex Group Co. Ltd.	37,500	767,146
Optorun Co. Ltd.	18,400	398,851
Oracle Corp.	2,200	132,808
Organo Corp.(2)	5,900	653,550
Orient Corp.	52,320	385,064
Oriental Land Co. Ltd.(2)	170,600	3,073,585

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Oriental Shiraishi Corp.	80,900	$225,257
ORIX Corp., ADR	715,380	25,431,759
Oro Co. Ltd.	900	11,476
Osaka Gas Co. Ltd.	19,600	818,182
Osaka Organic Chemical Industry Ltd.	25,500	770,028
Osaka Steel Co. Ltd.(2)	3,100	51,742
OSAKA Titanium Technologies Co. Ltd.(2)	46,500	916,859
Osaki Electric Co. Ltd.	10,400	115,804
OSG Corp.	70,200	1,315,005
Otsuka Corp.	79,800	1,609,403
Otsuka Holdings Co. Ltd.	65,200	4,492,951
Oyo Corp.	2,100	41,824
Pacific Industrial Co. Ltd.	97,500	1,875,904
Pacific Metals Co. Ltd.	20,200	492,953
Pack Corp.	45,900	393,579
PAL GROUP Holdings Co. Ltd.	68,500	719,434
PALTAC Corp.	8,700	281,451
Pan Pacific International Holdings Corp.	1,109,800	7,416,703
Panasonic Holdings Corp.	993,100	16,014,784
Park24 Co. Ltd.	181,400	2,608,258
Pasona Group, Inc.	4,200	55,044
PCA Corp.	300	3,780
Pegasus Co. Ltd.	4,300	23,383
Penta-Ocean Construction Co. Ltd.	687,100	9,338,373
Persol Holdings Co. Ltd.	464,900	742,901
Pigeon Corp.	62,600	690,573
PILLAR Corp.(2)	19,800	1,073,233
Pilot Corp.	24,000	749,137
Piolax, Inc.	4,300	49,512
Plus Alpha Consulting Co. Ltd.	18,800	269,519
Pole To Win Holdings, Inc.	2,400	5,006
Premium Group Co. Ltd.	20,000	236,136
Press Kogyo Co. Ltd.	74,400	478,484
Prestige International, Inc.	73,700	331,508
Prima Meat Packers Ltd.	21,700	403,685
Procrea Holdings, Inc.	6,200	118,169
PS Construction Co. Ltd.	16,100	352,598
Qol Holdings Co. Ltd.	13,600	171,279
QPS Holdings, Inc.(1)	28,600	404,754
Quick Co. Ltd.	16,000	96,402
Raito Kogyo Co. Ltd.	61,000	1,701,657
Raiznext Corp.	14,500	244,064
Raksul, Inc.	54,400	663,903
Rakus Co. Ltd.	10,400	58,143
Rakuten Bank Ltd.(1)	1,300	52,888
Rakuten Group, Inc.(1)	77,500	411,435
Rasa Industries Ltd.	8,200	541,476
Recruit Holdings Co. Ltd.	322,400	14,029,322
Relo Group, Inc.	86,000	1,061,535
Renesas Electronics Corp.	252,200	4,756,190
Rengo Co. Ltd.	207,400	2,071,148
RENOVA, Inc.(1)	66,200	312,416
Resona Holdings, Inc.	1,625,456	19,833,513

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Resonac Holdings Corp.	91,400	$6,941,043
Resorttrust, Inc.	178,700	2,217,252
Restar Corp.	11,600	233,653
Retail Partners Co. Ltd.	14,400	126,713
Ricoh Co. Ltd.	1,255,200	11,792,675
Ricoh Leasing Co. Ltd.	10,600	435,121
Riken Keiki Co. Ltd.	10,500	243,096
Riken Technos Corp.	14,000	165,204
Riken Vitamin Co. Ltd.	15,500	307,716
Rinnai Corp.	36,200	942,808
Riso Kyoiku Group Corp.	35,300	45,606
Rohm Co. Ltd.	49,000	898,650
Rohto Pharmaceutical Co. Ltd.	175,600	2,751,249
Rorze Corp.	97,200	2,059,717
Round One Corp.	195,800	1,346,985
Royal Holdings Co. Ltd.	37,800	370,986
Ryobi Ltd.	25,900	500,678
RYODEN Corp.	6,000	142,739
Ryohin Keikaku Co. Ltd.	374,500	8,546,269
Ryoyo Ryosan Holdings, Inc.	24,000	529,659
S Foods, Inc.	14,500	297,194
S&B Foods, Inc.	4,400	130,213
Sagami Holdings Corp.	4,300	52,297
Saizeriya Co. Ltd.	17,000	763,103
Sakai Chemical Industry Co. Ltd.	5,900	156,794
Sakai Moving Service Co. Ltd.	17,000	318,633
Sakata INX Corp.	51,600	884,990
Sakura Internet, Inc.(2)	87,300	1,686,916
Sala Corp.	20,800	162,788
San Holdings, Inc.	800	7,750
San ju San Financial Group, Inc.	21,000	846,787
San-A Co. Ltd.	53,200	1,058,882
San-Ai Obbli Co. Ltd.	14,600	239,968
Sangetsu Corp.	68,300	1,466,150
San-In Godo Bank Ltd.	49,700	561,824
Sanken Electric Co. Ltd.(1)	11,500	567,053
Sanki Engineering Co. Ltd.	14,100	710,377
Sanko Gosei Ltd.	2,700	18,560
Sankyo Co. Ltd.	735,500	10,368,368
Sankyu, Inc.	24,500	1,575,905
Sanoh Industrial Co. Ltd.	15,600	88,493
Sanrio Co. Ltd.(2)	87,500	3,208,058
Sansan, Inc.(1)	16,300	122,638
Sansei Technologies, Inc.	1,100	18,698
Sanshin Electronics Co. Ltd.	6,600	136,713
Santec Holdings Corp.	6,300	794,521
Santen Pharmaceutical Co. Ltd.	93,200	1,047,418
Sanwa Holdings Corp.	369,800	9,786,575
Sanyo Chemical Industries Ltd.	12,200	465,239
Sanyo Denki Co. Ltd.	38,300	1,250,940
Sanyo Electric Railway Co. Ltd.	2,700	36,075
Sanyo Trading Co. Ltd.	100	1,206
Sato Corp.	17,800	284,709

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Satori Electric Co. Ltd.	1,600	$20,645
SBI Holdings, Inc.(2)	682,700	14,602,057
SBS Holdings, Inc.	15,600	426,693
SCREEN Holdings Co. Ltd.(2)	176,300	25,700,529
Scroll Corp.	14,100	124,974
SEC Carbon Ltd.	2,500	47,991
Secom Co. Ltd.	80,800	3,134,829
Seibu Holdings, Inc.	148,900	4,420,257
Seika Corp.	29,600	542,531
Seikagaku Corp.	7,200	36,224
Seikitokyu Kogyo Co. Ltd.	21,900	241,860
Seiko Electric Co. Ltd.	8,200	141,114
Seiko Epson Corp.	82,300	1,114,524
Seiko Group Corp.	36,400	3,076,531
Seino Holdings Co. Ltd.	53,100	905,710
Seiren Co. Ltd.	56,400	1,312,327
Sekisui Chemical Co. Ltd.	802,300	15,623,916
Sekisui House Ltd.	67,900	1,658,807
Sekisui Jushi Corp.	3,000	47,659
Senko Group Holdings Co. Ltd.	50,600	638,163
Senshu Electric Co. Ltd.	9,000	370,841
Senshu Ikeda Holdings, Inc.	249,000	1,468,638
Seria Co. Ltd.	1,300	36,239
Seven & i Holdings Co. Ltd.	505,200	7,124,605
Seven Bank Ltd.	274,900	529,218
SG Holdings Co. Ltd.(2)	79,500	806,332
Sharingtechnology, Inc.	33,900	267,274
Shibaura Machine Co. Ltd.	102,800	3,035,165
Shibaura Mechatronics Corp.	45,000	1,656,077
Shibusawa Logistics Corp.	4,600	41,710
Shibuya Corp.	4,000	95,326
SHIFT, Inc.(1)(2)	4,500	20,257
Shiga Bank Ltd.	16,900	976,003
Shikoku Bank Ltd.	19,900	311,847
Shikoku Electric Power Co., Inc.	122,000	1,381,947
Shikoku Kasei Holdings Corp.	27,800	932,258
Shimadzu Corp.	69,700	1,940,058
Shimamura Co. Ltd.	19,800	455,381
Shimano, Inc.	2,400	256,214
Shimizu Corp.	619,200	13,839,819
Shin Nippon Air Technologies Co. Ltd.	34,200	914,275
Shin Nippon Biomedical Laboratories Ltd.	23,100	252,776
Shinagawa Refra Co. Ltd.	19,700	315,276
Shindengen Electric Manufacturing Co. Ltd.	1,700	45,277
Shin-Etsu Chemical Co. Ltd.	567,800	22,355,172
Shin-Etsu Polymer Co. Ltd.	42,500	607,244
Shinmaywa Industries Ltd.	56,100	977,880
Shinnihon Corp.	4,700	66,194
Shinnihonseiyaku Co. Ltd.	3,200	43,680
Shinsho Corp.	10,300	182,640
Shinwa Co. Ltd.	3,800	82,154
Shionogi & Co. Ltd.	162,900	3,846,442
Ship Healthcare Holdings, Inc.	115,500	2,035,420

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Shiseido Co. Ltd.	28,332	$598,219
Shizuoka Financial Group, Inc.	124,100	2,494,750
SHO-BOND Holdings Co. Ltd.	9,200	86,428
Shoei Co. Ltd.	40,900	470,829
Showa Sangyo Co. Ltd.	20,700	453,819
SIGMAXYZ Holdings, Inc.	55,100	258,826
Siix Corp.	33,400	304,107
Sinfonia Technology Co. Ltd.	17,200	1,443,419
Sinko Industries Ltd.	800	7,327
Sintokogio Ltd.	28,800	222,924
SK-Electronics Co. Ltd.	7,100	163,708
SKY Perfect JSAT Holdings, Inc.	165,900	3,050,149
Skylark Holdings Co. Ltd.	118,700	2,731,257
SMC Corp.	1,895	906,479
Sodick Co. Ltd.	38,000	370,023
SoftBank Corp.	7,264,800	9,936,812
SoftBank Group Corp.	1,478,900	37,868,625
Softcreate Holdings Corp.	4,000	52,922
Software Service, Inc.	900	74,999
Sojitz Corp.	365,480	16,535,013
Soken Chemical & Engineering Co. Ltd.	1,000	21,076
Solasto Corp.	107,300	654,622
Soliton Systems KK	200	2,557
Sompo Holdings, Inc.	535,500	21,245,746
Sony Financial Group, Inc., ADR(1)	338,004	1,710,300
Sony Group Corp., ADR	1,305,967	30,115,599
Sotetsu Holdings, Inc.	9,900	186,368
Sparx Group Co. Ltd.	4,840	65,752
S-Pool, Inc.	15,200	25,733
Square Enix Holdings Co. Ltd.	23,700	390,497
SRA Holdings	1,000	32,403
SRS Holdings Co. Ltd.	9,800	79,686
St. Marc Holdings Co. Ltd.	4,600	92,097
Stanley Electric Co. Ltd.	102,500	2,161,493
Starts Corp., Inc.	22,100	755,838
Starzen Co. Ltd.	32,300	284,266
Stella Chemifa Corp.(2)	9,400	337,190
Strike Co. Ltd.	3,600	106,374
Studio Alice Co. Ltd.	2,000	25,609
Subaru Corp.	628,300	11,785,085
Sugi Holdings Co. Ltd.	120,900	2,773,140
SUMCO Corp.	1,076,200	12,523,446
Sumida Corp.	31,200	249,858
Sumitomo Bakelite Co. Ltd.	22,400	861,027
Sumitomo Chemical Co. Ltd.	3,181,500	11,622,032
Sumitomo Corp.	325,700	13,830,247
Sumitomo Electric Industries Ltd.	598,800	39,568,213
Sumitomo Forestry Co. Ltd.	122,400	1,323,537
Sumitomo Heavy Industries Ltd.	71,400	2,815,629
Sumitomo Metal Mining Co. Ltd.	52,100	4,231,460
Sumitomo Mitsui Financial Group, Inc., ADR(2)	2,244,660	50,370,170
Sumitomo Mitsui Trust Group, Inc.	454,400	15,844,420
Sumitomo Osaka Cement Co. Ltd.	337,500	10,022,336

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Sumitomo Realty & Development Co. Ltd.	101,800	$3,441,487
Sumitomo Rubber Industries Ltd.	145,800	2,588,057
Sumitomo Seika Chemicals Co. Ltd.	5,400	247,023
Sumitomo Warehouse Co. Ltd.	15,200	393,642
Sun Frontier Fudousan Co. Ltd.	2,200	39,902
Sundrug Co. Ltd.	31,800	859,820
Suntory Beverage & Food Ltd.	35,600	1,119,539
Sun-Wa Technos Corp.(2)	4,000	88,980
SUNWELS Co. Ltd.(1)	6,000	10,305
Suruga Bank Ltd.	80,100	1,087,027
Suzuken Co. Ltd.	11,900	501,976
Suzuki Co. Ltd.	2,900	57,178
Suzuki Motor Corp.	1,341,900	20,294,050
SWCC Corp.	27,500	2,705,322
Sysmex Corp.(2)	103,400	976,186
Systena Corp.	227,000	643,009
Syuppin Co. Ltd.(2)	11,400	99,475
T Hasegawa Co. Ltd.	5,500	102,898
T RAD Co. Ltd.	900	62,070
T&D Holdings, Inc.	273,400	7,363,330
Tachibana Eletech Co. Ltd.	15,700	342,363
Tachi-S Co. Ltd.	29,400	441,813
Tadano Ltd.	51,400	484,107
Taiheiyo Cement Corp.	369,100	10,611,208
Taisei Corp.	214,000	27,806,322
Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	100	1,802
Taiyo Holdings Co. Ltd.	31,800	1,092,305
Taiyo Yuden Co. Ltd.	25,600	781,442
Takamatsu Construction Group Co. Ltd.	5,600	151,580
Takaoka Toko Co. Ltd.	16,100	602,130
Takara & Co. Ltd.	4,100	113,439
Takara Standard Co. Ltd.	86,900	1,690,050
Takasago International Corp.	63,400	560,948
Takasago Thermal Engineering Co. Ltd.	800	26,845
Takashimaya Co. Ltd.	690,100	8,762,595
Takeda Pharmaceutical Co. Ltd., ADR(2)	443,246	8,310,862
Takeuchi Manufacturing Co. Ltd.	17,100	821,244
Taki Chemical Co. Ltd.	3,700	92,506
Tama Home Co. Ltd.(2)	200	5,120
Tamron Co. Ltd.	225,000	1,512,644
Tamura Corp.	16,100	74,972
Tanseisha Co. Ltd.	53,600	557,015
Tayca Corp.	200	2,334
Tazmo Co. Ltd.	10,800	177,281
TBS Holdings, Inc.	12,600	476,773
TDC Soft, Inc.	2,800	20,036
TDK Corp.	1,483,500	22,917,695
TechMatrix Corp.	44,600	548,100
Techno Ryowa Ltd.	10,100	499,616
Teijin Ltd.	1,106,700	12,291,293
Teikoku Electric Manufacturing Co. Ltd.	4,400	96,477
Tekken Corp.	11,600	377,562
Tera Probe, Inc.	2,900	180,858

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Terasaki Electric Co. Ltd.(2)	2,700	$75,200
Terumo Corp.	27,000	365,323
Tess Holdings Co. Ltd.	27,000	104,854
TIS, Inc.	338,100	6,987,716
TKC Corp.	8,300	214,349
TKP Corp.(1)(2)	6,000	79,216
Toa Corp.	20,500	240,667
Toa Corp.	142,400	3,848,087
TOA ROAD Corp.	3,800	47,493
Toagosei Co. Ltd.	118,300	1,456,549
TOBISHIMA HOLDINGS, Inc.	19,500	322,471
Tobu Railway Co. Ltd.	91,100	1,835,738
TOC Co. Ltd.	600	3,513
Tocalo Co. Ltd.	71,100	1,417,857
Tochigi Bank Ltd.	54,000	350,637
Toda Corp.	105,600	1,101,739
Toenec Corp.	43,800	670,737
Toho Bank Ltd.	134,600	625,353
Toho Co. Ltd.	12,000	120,247
Toho Co. Ltd.	38,400	333,533
Toho Titanium Co. Ltd.	48,800	871,021
Tohoku Electric Power Co., Inc.	485,300	4,022,045
Tokai Carbon Co. Ltd.	86,800	619,729
Tokai Corp.	800	13,361
TOKAI Holdings Corp.	115,600	897,121
Tokai Rika Co. Ltd.	57,600	1,237,942
Tokai Tokyo Financial Holdings, Inc.	90,200	478,596
Token Corp.	2,800	269,280
Tokio Marine Holdings, Inc.	755,300	31,368,847
Tokushu Tokai Paper Co. Ltd.	300	3,250
Tokuyama Corp.	65,000	1,862,204
Tokyo Century Corp.	18,800	274,426
Tokyo Electric Power Co. Holdings, Inc.(1)	1,852,200	8,280,152
Tokyo Electron Device Ltd.	59,700	1,399,769
Tokyo Electron Ltd.	66,600	18,739,547
Tokyo Energy & Systems, Inc.	7,700	95,142
Tokyo Gas Co. Ltd.	129,000	6,332,512
Tokyo Keiki, Inc.(2)	14,100	789,105
Tokyo Kiraboshi Financial Group, Inc.	76,300	5,698,195
Tokyo Ohka Kogyo Co. Ltd.	60,100	3,528,196
Tokyo Steel Manufacturing Co. Ltd.	38,900	403,234
Tokyo Tatemono Co. Ltd.	88,600	2,478,935
Tokyo Tekko Co. Ltd.	7,100	291,158
Tokyotokeiba Co. Ltd.	11,600	443,298
Tokyu Construction Co. Ltd.	118,700	1,213,154
Tokyu Corp.(2)	65,900	842,143
Tokyu Fudosan Holdings Corp.	1,015,900	10,217,910
Toli Corp.	24,300	122,486
Tomoe Corp.	1,200	15,881
Tomoku Co. Ltd.	4,000	94,722
TOMONY Holdings, Inc.	143,200	899,413
Tomy Co. Ltd.(2)	169,400	3,112,983
TOPPAN Holdings, Inc.(2)	103,700	3,552,214

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Topre Corp.	37,800	$728,072
Topy Industries Ltd.	18,800	436,841
Toray Industries, Inc.(2)	1,387,900	11,884,886
Toridoll Holdings Corp.(2)	265,400	7,249,665
Torishima Pump Manufacturing Co. Ltd.	5,200	88,409
Toshiba TEC Corp.	18,200	382,968
Tosoh Corp.	159,400	2,785,694
Totech Corp.	83,200	2,432,552
Totetsu Kogyo Co. Ltd.	18,800	699,523
TOTO Ltd.	10,200	397,499
Towa Pharmaceutical Co. Ltd.	35,300	1,001,792
Toyo Gosei Co. Ltd.(2)	900	66,245
Toyo Kanetsu KK	10,000	197,437
Toyo Seikan Group Holdings Ltd.	130,400	3,406,422
Toyo Suisan Kaisha Ltd.	136,800	10,760,996
Toyo Tanso Co. Ltd.(2)	12,600	511,402
Toyo Tire Corp.	260,600	8,030,655
Toyobo Co. Ltd.	115,600	1,366,198
Toyoda Gosei Co. Ltd.	192,400	6,252,207
Toyota Boshoku Corp.	118,100	2,415,200
Toyota Motor Corp., ADR(2)	356,705	86,458,158
Toyota Tsusho Corp.	362,500	16,203,968
TPR Co. Ltd.	30,300	273,128
Traders Holdings Co. Ltd.	15,200	111,701
Transaction Co. Ltd.	32,600	282,693
Transcosmos, Inc.	14,500	380,680
TRE Holdings Corp.	45,496	522,710
Trend Micro, Inc.	350,100	11,649,684
Tri Chemical Laboratories, Inc.	18,400	445,088
Trusco Nakayama Corp.	40,600	656,273
TS Tech Co. Ltd.	58,500	753,559
Tsubakimoto Chain Co.	378,400	6,477,664
Tsuburaya Fields Holdings, Inc.	27,100	269,166
Tsugami Corp.	49,500	1,249,468
Tsukishima Holdings Co. Ltd.	18,300	408,117
Tsukuba Bank Ltd.	33,500	151,557
Tsumura & Co.	29,900	804,489
Tsuruha Holdings, Inc.	201,715	3,400,564
Tsuzuki Denki Co. Ltd.	4,900	131,172
TV Asahi Holdings Corp.	5,800	125,558
Tv Tokyo Holdings Corp.	6,400	182,480
UACJ Corp.	61,400	1,085,073
UBE Corp.	40,100	741,564
Uchida Yoko Co. Ltd.	53,500	736,477
U-Next Holdings Co. Ltd.	30,000	357,761
Unicharm Corp.	966,800	6,615,513
Union Tool Co.	6,100	612,897
Unipres Corp.	16,500	155,826
UNISOL Holdings Corp.	34,300	516,900
United Arrows Ltd.	7,400	127,095
United Super Markets Holdings, Inc.	53,200	309,780
Unitika Ltd.(1)(2)	63,600	780,115
Universal Entertainment Corp.(1)(2)	8,000	38,111

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Ushio, Inc.	40,900	$840,516
USS Co. Ltd.	732,000	8,890,966
UT Group Co. Ltd.	490,500	674,919
Valor Holdings Co. Ltd.	56,100	1,349,552
ValueCommerce Co. Ltd.	8,300	23,674
Vector, Inc.	43,500	401,755
Vertex Corp.	8,400	96,539
Vision, Inc.	65,800	555,987
Visional, Inc.(1)	4,800	226,020
Vital KSK Holdings, Inc.	34,000	323,871
VT Holdings Co. Ltd.	33,400	122,642
Wacom Co. Ltd.	148,900	833,386
Wakita & Co. Ltd.	39,300	515,347
Warabeya Nichiyo Holdings Co. Ltd.	18,800	413,885
WATAMI Co. Ltd.	1,600	9,992
WDB Holdings Co. Ltd.	800	8,204
West Holdings Corp.	13,400	148,933
West Japan Railway Co.	183,400	3,945,228
Will Group, Inc.	200	1,658
World Co. Ltd.	91,400	966,856
World Holdings Co. Ltd.	800	14,615
Xebio Holdings Co. Ltd.	6,900	49,522
Yahagi Construction Co. Ltd.	13,600	220,153
Yakult Honsha Co. Ltd.	47,000	787,634
YAKUODO Holdings Co. Ltd.	500	6,674
YAMABIKO Corp.	23,100	567,271
Yamada Holdings Co. Ltd.	344,200	1,277,332
Yamae Group Holdings Co. Ltd.	5,900	115,184
Yamagata Bank Ltd.	1,400	24,439
Yamaguchi Financial Group, Inc.	113,600	1,996,654
Yamaha Corp.	145,300	1,126,032
Yamaha Motor Co. Ltd.	1,051,000	8,357,519
Yamaichi Electronics Co. Ltd.	75,100	4,033,317
Yamami Co.	4,000	130,685
Yamanashi Chuo Bank Ltd.	9,800	344,936
Yamatane Corp.(2)	10,900	162,074
Yamato Holdings Co. Ltd.	25,200	308,676
Yamato Kogyo Co. Ltd.	13,700	1,139,734
Yamazaki Baking Co. Ltd.	83,500	1,876,553
Yamazen Corp.	31,800	312,458
Yashima Denki Co. Ltd.	9,200	208,999
Yaskawa Electric Corp.	154,200	5,425,528
Yokogawa Bridge Holdings Corp.	42,300	869,198
Yokogawa Electric Corp.	97,900	3,904,935
Yokohama Financial Group, Inc.	880,200	9,503,640
Yokohama Rubber Co. Ltd.	142,200	7,152,616
Yokorei Co. Ltd.	53,500	489,665
Yokowo Co. Ltd.	5,900	125,498
Yonex Co. Ltd.	30,400	721,917
Yoshinoya Holdings Co. Ltd.	20,400	404,117
Yossix Holdings Co. Ltd.	1,100	25,647
Yotai Refractories Co. Ltd.	100	1,288
Yuasa Trading Co. Ltd.	136,700	5,662,228

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Yurtec Corp.	48,500	$1,002,892
Zacros Corp.	61,400	604,497
Zenkoku Hosho Co. Ltd.	21,200	436,562
Zenrin Co. Ltd.	18,300	120,843
Zensho Holdings Co. Ltd.(2)	25,567	1,622,912
Zeon Corp.	186,600	2,554,550
ZERIA Pharmaceutical Co. Ltd.	21,300	307,325
ZIGExN Co. Ltd.	11,900	33,926
ZOZO, Inc.(2)	26,400	191,882
		3,370,809,204
Netherlands — 4.0%
Aalberts NV(2)	208,188	8,651,926
ABN AMRO Bank NV, CVA	568,456	19,039,156
Acomo NV	3,050	97,313
Adyen NV(1)	10,181	11,955,827
Aegon Ltd.	1,333,264	9,999,480
AerCap Holdings NV	223,559	33,408,657
Akzo Nobel NV	110,050	7,730,884
Alfen NV(1)(2)	22,292	238,376
Allfunds Group PLC	1,138	11,324
AMG Critical Materials NV	76,403	3,018,746
Arcadis NV	20,641	730,014
ASM International NV	40,411	34,082,128
ASML Holding NV, NY Shares	119,234	172,956,071
ASR Nederland NV	278,779	20,256,856
Basic-Fit NV(1)	124,033	4,609,156
BE Semiconductor Industries NV	36,200	8,111,970
Brunel International NV(2)	15,425	126,469
Coca-Cola Europacific Partners PLC	103,437	11,422,548
Constellium SE(1)	279,256	6,950,682
Corbion NV	103,875	2,391,360
CSG NV(1)	47,944	1,803,190
DSM-Firmenich AG	57,418	4,100,776
Ferrari Group PLC	16,622	201,890
Flow Traders Ltd.(1)	10,254	320,078
ForFarmers NV	48,826	370,767
Fugro NV	104,270	1,322,474
Heineken Holding NV	6,855	593,823
Heineken NV	50,125	4,642,520
IMCD NV	2,932	282,469
ING Groep NV, ADR	1,969,706	56,668,442
InPost SA(1)	158,703	2,848,704
Kendrion NV	3,040	57,489
Koninklijke Ahold Delhaize NV	800,747	39,567,932
Koninklijke BAM Groep NV	653,208	7,371,352
Koninklijke Heijmans NV, CVA	73,419	7,739,247
Koninklijke KPN NV	4,461,560	25,362,253
Koninklijke Philips NV, NY Shares(2)	274,147	8,772,704
Koninklijke Vopak NV	200,140	11,001,087
Magnum Ice Cream Co. NV(1)	83,880	1,331,176
Nedap NV	3,147	316,229
NN Group NV	368,932	30,258,896
OCI NV(1)	131,183	562,189

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Pharming Group NV(1)(2)	143,571	$237,207
PostNL NV(2)	661,817	893,967
Prosus NV	220,522	11,334,923
Randstad NV	16,006	527,750
SBM Offshore NV	176,745	6,828,326
SIF Holding NV(1)	702	6,014
Signify NV	9,852	229,540
Sligro Food Group NV	30,107	514,059
TKH Group NV, CVA	25,859	1,194,746
Universal Music Group NV(2)	237,208	5,341,302
Van Lanschot Kempen NV	12,602	840,875
Wolters Kluwer NV	121,389	9,806,475
		599,039,814
New Zealand — 0.2%
Air New Zealand Ltd.	574,197	190,919
Auckland International Airport Ltd.	421,608	2,319,129
Channel Infrastructure NZ Ltd.	77,832	134,447
Chorus Ltd.	356,402	2,046,436
Contact Energy Ltd.	699,971	3,901,951
EBOS Group Ltd.	34,484	495,156
Eroad Ltd.(1)	35,996	19,193
Fisher & Paykel Healthcare Corp. Ltd.	179,509	4,388,491
Fletcher Building Ltd.(1)	580,120	1,221,018
Freightways Group Ltd.	73,935	635,750
Genesis Energy Ltd.	54,645	75,008
Hallenstein Glasson Holdings Ltd.	249	1,506
Infratil Ltd.(2)	83,896	564,017
KMD Brands Ltd.(1)	94,852	13,844
Mercury NZ Ltd.	152,597	584,929
Meridian Energy Ltd.	354,312	1,201,241
NZX Ltd.	4,193	3,722
Oceania Healthcare Ltd.(1)	83,326	41,439
Ryman Healthcare Ltd.(1)(2)	869,404	1,295,124
Skellerup Holdings Ltd.	5,129	17,879
SKYCITY Entertainment Group Ltd.(1)	281,947	141,077
Spark New Zealand Ltd.	5,222,497	7,141,097
TOWER Ltd.	34,077	37,926
Vista Group International Ltd.(1)	6	7
		26,471,306
Norway — 0.8%
2020 Bulkers Ltd.	13,747	194,706
ABG Sundal Collier Holding ASA	4,553	3,951
Aker ASA, A Shares	3,501	339,890
Aker BP ASA	26,304	799,185
Aker Solutions ASA	133,385	578,490
Austevoll Seafood ASA	34,317	354,488
Axactor ASA(1)	598	462
Bakkafrost P	96	4,603
Bluenord ASA(1)	12,388	671,597
Bonheur ASA	3,589	95,108
Borregaard ASA	5,634	104,849
BW LPG Ltd.	45,601	830,004
BW Offshore Ltd.	55,356	298,275

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Cadeler AS(1)	10	$64
DNB Bank ASA	397,605	12,585,951
DNO ASA	80,340	139,811
DOF Group ASA	65,623	873,158
Elmera Group ASA	13,316	46,445
Entra ASA	8,571	104,563
Equinor ASA, ADR	420,268	12,536,594
Europris ASA	31,127	297,630
Frontline PLC	102,615	3,894,239
Gjensidige Forsikring ASA	23,511	664,284
Grieg Seafood ASA(1)	6,083	48,161
Hoegh Autoliners ASA	54,813	763,555
Kid ASA	15,994	208,876
Kitron ASA	91,515	1,023,699
Kongsberg Automotive ASA(1)	89,738	20,154
Kongsberg Gruppen ASA	234,424	9,506,207
Leroy Seafood Group ASA	10,584	55,239
Mowi ASA	53,440	1,262,434
MPC Container Ships ASA	546,460	1,281,196
Multiconsult ASA	239	3,971
NEL ASA(1)	459,476	99,094
Norbit ASA	9,777	213,413
Norsk Hydro ASA	1,012,811	9,397,292
Norske Skog ASA(1)	1,618	5,120
Norwegian Air Shuttle ASA	480,768	840,339
Odfjell Drilling Ltd.	58,181	652,564
Odfjell SE, Class A	4,636	61,782
Odfjell Technology Ltd.	2,866	20,395
Orkla ASA	34,028	465,845
Panoro Energy ASA(1)	14,083	39,129
Pareto Bank ASA	2,473	22,206
Petronor E&P ASA(1)	898	942
Protector Forsikring ASA	14,393	783,523
Rana Gruber ASA	9,046	74,017
Salmar ASA	6,484	388,876
SATS ASA(1)	103,341	476,837
Scatec ASA(1)	96,629	1,245,363
Solstad Maritime Holding AS	194	512
SpareBank 1 Nord Norge	268,063	4,495,357
Sparebank 1 Oestlandet	6,666	150,240
SpareBank 1 SMN	116,935	2,624,540
SpareBank 1 Sor-Norge ASA	9,930	220,622
Sparebanken Norge	6,101	131,947
Stolt-Nielsen Ltd.	13,236	468,912
Storebrand ASA	922,679	17,490,980
Subsea 7 SA	395,770	11,480,484
Telenor ASA	128,714	2,387,576
TGS ASA	283,454	3,388,762
TOMRA Systems ASA	67,017	830,664
Veidekke ASA	1,460	30,141
Vend Marketplaces ASA, B Shares	88,341	2,226,096
Wallenius Wilhelmsen ASA	54,580	759,220
Yara International ASA	39,114	1,980,037
		113,044,666

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares	2,504,924	$2,631,030
CTT-Correios de Portugal SA	22,989	194,021
EDP Renovaveis SA(2)	59,856	945,615
EDP SA	1,582,611	8,420,354
Galp Energia SGPS SA	512,372	11,117,906
Jeronimo Martins SGPS SA	17,890	470,168
Navigator Co. SA(2)	102,053	414,692
NOS SGPS SA	38,483	234,263
REN - Redes Energeticas Nacionais SGPS SA	391,377	1,778,433
Semapa-Sociedade de Investimento e Gestao	7,341	206,235
Sonae SGPS SA	124,809	297,219
Teixeira Duarte SA(1)(2)	368,081	217,608
		26,927,544
Singapore — 1.5%
AEM Holdings Ltd.(1)	135,800	310,171
Aztech Global Ltd.	25,500	15,174
Bumitama Agri Ltd.	141,800	147,840
Capitaland India Trust(2)	625,489	597,854
CapitaLand Investment Ltd.(2)	1,564,600	3,780,939
Centurion Corp. Ltd.	295,300	364,067
China Aviation Oil Singapore Corp. Ltd.	544,200	867,064
City Developments Ltd.	410,500	3,179,475
CNMC Goldmine Holdings Ltd.	597,200	820,278
ComfortDelGro Corp. Ltd.	5,414,200	6,628,241
CSE Global Ltd.	4,166	4,345
DBS Group Holdings Ltd.	767,223	34,559,703
Far East Orchard Ltd.	10,200	10,384
First Resources Ltd.	556,900	1,040,624
Food Empire Holdings Ltd.	36,200	92,805
Frencken Group Ltd.	646,800	1,101,213
Geo Energy Resources Ltd.	1,502,200	492,308
Golden Agri-Resources Ltd.	5,657,900	1,273,423
Grab Holdings Ltd., Class A(1)	362,533	1,529,889
GuocoLand Ltd.	16,800	36,505
Hafnia Ltd.	368,206	2,749,288
Hong Fok Corp. Ltd.	75,300	49,317
Hong Leong Asia Ltd.	82,800	211,923
Hour Glass Ltd.	52,500	101,979
Hutchison Port Holdings Trust, U Shares	5,489,500	1,235,741
iFAST Corp. Ltd.	86,000	630,470
Indofood Agri Resources Ltd.	80,500	23,896
ISDN Holdings Ltd.	26,800	8,802
Jardine Cycle & Carriage Ltd.	37,400	1,044,005
Keppel Infrastructure Trust	4,772,365	2,075,818
Keppel Ltd.	1,543,800	15,945,306
LHN Ltd.(2)	263,200	131,932
Marco Polo Marine Ltd.	2,946,000	360,817
Mewah International, Inc.	26,100	6,511
Micro-Mechanics Holdings Ltd.	3,100	4,846
Netlink NBN Trust	395,900	309,691
Olam Group Ltd.	322,700	233,667
OUE Ltd.	21,900	20,256

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Oversea-Chinese Banking Corp. Ltd.	1,653,231	$27,977,920
Oxley Holdings Ltd.(1)	19,100	1,298
Pan-United Corp. Ltd.	69,200	73,630
Propnex Ltd.	181,100	292,270
QAF Ltd.	19,700	15,722
Rex International Holding Ltd.(1)	1,652,200	190,384
Riverstone Holdings Ltd.(2)	558,900	339,843
Samudera Shipping Line Ltd.	334,300	287,785
SATS Ltd.	291,798	902,660
Sea Ltd., ADR(1)	36,147	3,920,142
Seatrium Ltd.(2)	160,768	304,247
Sembcorp Industries Ltd.(2)	227,200	1,096,993
Sheng Siong Group Ltd.	1,274,200	2,648,133
Sing Investments & Finance Ltd.	1,500	1,956
Singapore Airlines Ltd.(2)	836,850	4,745,987
Singapore Exchange Ltd.	962,900	13,827,839
Singapore Technologies Engineering Ltd.	1,456,900	11,464,220
Singapore Telecommunications Ltd.	3,058,900	12,170,016
Stamford Land Corp. Ltd.	18,400	7,060
StarHub Ltd.(2)	257,400	209,432
Straits Trading Co. Ltd.	3,700	5,112
Super Hi International Holding Ltd.(1)(2)	67,000	114,606
Tuan Sing Holdings Ltd.	135,695	39,189
United Overseas Bank Ltd.	876,900	25,585,708
UOL Group Ltd.	1,297,700	11,564,642
Venture Corp. Ltd.	113,000	1,395,289
Wee Hur Holdings Ltd.	893,700	558,764
Wilmar International Ltd.	1,331,000	3,700,293
Wing Tai Holdings Ltd.	5,400	7,167
Yangzijiang Financial Holding Ltd.	2,635,700	643,743
Yangzijiang Maritime Development Ltd.(1)	3,459,700	1,704,257
Yangzijiang Shipbuilding Holdings Ltd.	6,168,800	21,084,772
Yanlord Land Group Ltd.(1)	1,307,700	799,699
Yoma Strategic Holdings Ltd.(1)	478,000	30,199
		229,707,544
South Africa — 0.0%
Anglogold Ashanti PLC (New York)	1,913	244,424
Valterra Platinum Ltd.	45,680	5,291,795
		5,536,219
Spain — 3.0%
Acciona SA(2)	34,155	9,912,375
Acerinox SA	463,903	7,377,578
ACS Actividades de Construccion y Servicios SA	130,589	16,850,529
Aedas Homes SA	5,904	166,504
Aena SME SA	576,610	18,173,704
Almirall SA	15,050	229,015
Amadeus IT Group SA	56,922	3,520,737
Atresmedia Corp. de Medios de Comunicacion SA(2)	28,283	172,995
Audax Renovables SA(1)(2)	28,268	45,217
Banco Bilbao Vizcaya Argentaria SA, ADR	3,119,641	72,157,296
Banco de Sabadell SA(2)	6,210,735	23,383,592
Banco Santander SA, ADR	4,874,296	60,246,299
Bankinter SA	585,807	9,720,499

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
CaixaBank SA	1,166,262	$14,374,495
Cellnex Telecom SA	93,120	3,539,092
CIE Automotive SA	7,394	277,089
Construcciones y Auxiliar de Ferrocarriles SA	19,587	1,365,105
Ebro Foods SA	6,389	146,298
Elecnor SA	24,456	834,026
Enagas SA	481,051	8,722,887
Ence Energia y Celulosa SA(1)(2)	25,400	75,256
Endesa SA	336,312	13,720,252
Ercros SA(1)	19,852	75,815
Faes Farma SA	59,181	364,712
Ferrovial SE(2)	295,869	22,050,744
Gestamp Automocion SA	263,414	990,691
Grenergy Renovables SA(1)	12,866	1,666,607
Grifols SA(2)	25,334	317,840
Iberdrola SA	2,035,535	48,045,260
Industria de Diseno Textil SA	350,881	23,430,914
International Consolidated Airlines Group SA	341,708	1,932,530
Laboratorios Farmaceuticos Rovi SA(2)	6,852	685,299
Logista Integral SA	14,043	535,140
Mapfre SA	726,706	3,377,792
Melia Hotels International SA	117,434	1,154,462
Metrovacesa SA	5,539	85,361
Naturgy Energy Group SA	29,431	914,617
Neinor Homes SA(1)	11,637	261,450
Obrascon Huarte Lain SA(1)(2)	784,514	370,866
Prosegur Cia de Seguridad SA	79,790	273,842
Redeia Corp. SA	434,742	8,082,075
Repsol SA	1,859,440	42,080,188
Sacyr SA	1,454,160	7,780,511
Solaria Energia y Medio Ambiente SA(1)	180,559	4,680,939
Tecnicas Reunidas SA(1)	87,268	3,799,745
Tubacex SA(2)	18,497	73,251
Unicaja Banco SA	861,078	2,724,887
Vidrala SA	11,099	1,073,473
Viscofan SA	71,395	5,007,731
		446,847,582
Sweden — 3.4%
AAK AB	35,108	960,932
AcadeMedia AB	87,199	963,593
AddLife AB, B Shares(2)	17,095	291,488
Addnode Group AB	6,196	47,776
AddTech AB, B Shares	188,931	6,983,639
Alfa Laval AB	138,281	8,161,561
Alleima AB	322,125	2,933,456
Alligo AB, Class B	4,297	64,929
Ambea AB	93,443	1,343,992
AQ Group AB	71,118	1,488,893
Arjo AB, B Shares(2)	189,397	565,820
Asmodee Group AB, Class B(1)	53,475	653,425
Assa Abloy AB, Class B	206,180	8,776,075
Atlas Copco AB, A Shares	729,306	15,690,469
Atlas Copco AB, B Shares	662,338	12,416,613

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Atrium Ljungberg AB, B Shares(2)	222,468	$870,885
Attendo AB	157,010	1,811,338
Avanza Bank Holding AB(2)	450,664	16,422,893
Axfood AB	336,748	12,285,200
Beijer Ref AB	124,206	1,937,902
BICO Group AB(1)	17,241	34,651
Bilia AB, A Shares	91,806	1,405,705
Billerud Aktiebolag	724,881	6,610,068
BioArctic AB(1)	11,890	406,716
BioGaia AB, B Shares	34,759	430,575
Bjorn Borg AB	175	1,322
Boliden AB(1)	338,668	26,845,437
Bonava AB, B Shares(1)	54,712	67,386
Boozt AB(1)(2)	93,070	939,901
Bufab AB	89,255	1,153,257
Bulten AB	2,940	14,036
Bure Equity AB	27,009	638,096
Byggmax Group AB	56,813	405,223
Cantargia AB(1)	828,224	436,125
Castellum AB	597,993	7,953,730
Catena AB	22,793	1,256,265
Cibus Nordic Real Estate AB publ(2)	60,389	1,022,605
Cint Group AB(1)(2)	100,573	38,255
Clas Ohlson AB, B Shares	180,504	7,461,680
Cloetta AB, B Shares	160,376	930,497
Coffee Stain Group AB, Class B(1)	109,599	201,750
Coor Service Management Holding AB	42,451	279,098
Corem Property Group AB, B Shares	1,146,929	484,783
CTT Systems AB	1,584	24,161
Dios Fastigheter AB	153,930	1,197,176
Dynavox Group AB(1)	131,650	1,214,438
Elanders AB, B Shares	1,867	10,308
Electrolux AB, B Shares(1)(2)	161,491	1,355,633
Electrolux Professional AB, B Shares	68,182	447,650
Elekta AB, B Shares(2)	117,214	750,411
Embracer Group AB(1)	109,599	640,295
Enad Global 7 AB(1)(2)	27,915	47,507
Eolus AB, B Shares	914	3,717
Epiroc AB, A Shares	409,135	12,290,619
Epiroc AB, B Shares	78,308	2,036,001
EQT AB	56,134	1,730,118
Essity AB, B Shares	364,497	11,578,057
Evolution AB(2)	4,085	246,041
Fabege AB	123,142	1,146,989
Fastighets AB Balder, B Shares(1)(2)	507,091	3,810,439
Fastighetsbolaget Emilshus AB, Class B(1)	173	1,054
G5 Entertainment AB	429	2,381
Getinge AB, B Shares	185,040	4,141,860
GomSpace Group AB(1)	79,893	164,308
Granges AB	168,292	2,980,131
Gruvaktiebolaget Viscaria(1)	428,352	861,474
H & M Hennes & Mauritz AB, B Shares	572,849	12,213,002
Hanza AB	9,173	157,664

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Heba Fastighets AB, Class B	23,171	$78,854
Hemnet Group AB	23,275	300,344
Hexagon AB, B Shares	131,835	1,499,785
Hexatronic Group AB(1)	170,539	521,009
Hexpol AB	37,930	325,734
Hoist Finance AB	7,792	124,730
Holmen AB, B Shares(2)	31,741	1,249,424
Hufvudstaden AB, A Shares(2)	85,851	1,240,496
Humble Group AB(1)	36,065	29,076
Husqvarna AB, B Shares	126,256	607,117
Industrivarden AB, A Shares	29,378	1,667,344
Indutrade AB	233,787	6,061,326
Instalco AB	642	2,493
Intea Fastigheter AB	10,784	91,703
Investment AB Latour, B Shares	23,902	607,705
INVISIO AB(2)	6,973	240,490
Inwido AB	6,499	121,176
JM AB	262,312	3,891,947
Kabe Group AB, Class B	216	4,442
Klarabo Sverige AB, Class B(1)	25,257	42,601
Kopparbergs Bryggeri AB, B Shares	1,831	23,432
Lagercrantz Group AB, B Shares	41,773	1,018,880
Lifco AB, B Shares	46,514	1,650,358
Lime Technologies AB	677	13,770
Lindab International AB	8,891	170,340
Logistea AB, Class B	203,581	331,329
Loomis AB	256,136	12,937,230
Maha Capital AB(1)	36,118	44,892
Medcap AB(1)	3,148	170,752
Medicover AB, B Shares	19,620	473,106
MEKO AB	24,341	178,717
Millicom International Cellular SA	70,872	5,165,860
MIPS AB	9,409	264,175
Momentum Group AB	643	9,260
Munters Group AB	63,692	1,330,077
Mycronic AB	293,969	6,662,936
NCC AB, B Shares	245,129	5,974,344
Nelly Group AB(1)	16,207	107,597
Neobo Fastigheter AB(1)	123,996	287,782
Net Insight AB, B Shares(1)	69,092	17,297
New Wave Group AB, B Shares	77,655	882,114
Nibe Industrier AB, B Shares	187,038	764,251
Nilorngruppen AB, B Shares	49	297
Nobia AB(1)(2)	149,775	40,734
Nolato AB, B Shares	97,983	565,105
Nordnet AB publ(2)	33,536	1,058,379
Norion Bank AB(1)	13,975	88,399
Note AB	5,922	128,807
NP3 Fastigheter AB	20,458	613,657
Nyfosa AB	102,354	840,698
Orron Energy AB(1)(2)	71,093	55,380
Ovzon AB(1)	69,983	465,169
Pandox AB	129,571	2,898,945

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Paradox Interactive AB	30,751	$421,114
Peab AB, Class B	325,850	3,827,226
Platzer Fastigheter Holding AB, B Shares	81,474	718,702
Plejd AB(1)	1,103	102,754
Profoto Holding AB(1)	290	297
RaySearch Laboratories AB	90,596	1,919,338
Rusta AB	48,621	443,336
Rvrc Holding AB	180,727	1,358,640
Saab AB, Class B	290,069	21,179,966
Sagax AB, B Shares	3,456	73,149
Sagax AB, D Shares	2,138	8,301
Samhallsbyggnadsbolaget i Norden AB(1)(2)	469,048	204,679
Samhallsbyggnadsbolaget i Norden AB, D Shares(1)(2)	47,848	48,282
Sandvik AB	382,226	16,845,156
Saniona AB(1)	433,409	889,066
Scandi Standard AB	15,320	220,243
Scandic Hotels Group AB	435,944	4,130,386
Sectra AB, B Shares	32,176	689,447
Securitas AB, B Shares	64,818	1,153,477
Sinch AB(1)(2)	745,418	1,881,602
Skandinaviska Enskilda Banken AB, A Shares	726,764	15,451,859
Skanska AB, B Shares	377,974	11,587,497
SKF AB, B Shares	339,359	9,700,475
SkiStar AB	49,476	958,285
Solid Forsakring AB	1,553	18,650
Spotify Technology SA(1)	28,057	14,447,672
SSAB AB, A Shares	38,295	341,817
SSAB AB, B Shares	1,310,012	11,566,986
Storytel AB	54,897	483,114
Sveafastigheter AB(1)(2)	81,756	336,851
Svenska Cellulosa AB SCA, B Shares	525,953	7,140,253
Svenska Handelsbanken AB, A Shares	769,185	12,297,183
Sweco AB, B Shares	29,404	469,456
Swedbank AB, A Shares	492,645	18,924,006
Swedish Orphan Biovitrum AB(1)	9,753	426,172
Synsam AB	75,044	575,266
Tele2 AB, B Shares	503,859	10,633,520
Telefonaktiebolaget LM Ericsson, ADR(2)	1,671,168	19,385,549
Telia Co. AB	2,570,258	13,195,207
TF Bank AB	2,064	35,982
Trelleborg AB, B Shares	190,030	8,329,822
Troax Group AB	12,137	135,630
Truecaller AB, B Shares	188,413	230,243
VBG Group AB, B Shares	9,519	392,603
Viaplay Group AB, B Shares(1)(2)	1,257,279	187,565
Vitec Software Group AB, B Shares(2)	6,408	169,699
Volvo AB, A Shares	23,450	912,782
Volvo AB, B Shares	435,660	16,950,832
Volvo Car AB, Class B(1)(2)	480,665	1,312,913
Wallenstam AB, B Shares	89,724	453,965
Wihlborgs Fastigheter AB	101,539	1,075,629
Zinzino AB, Class B(2)	26,128	445,364
		511,369,347

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Switzerland — 7.4%
ABB Ltd.	360,044	$33,533,132
Accelleron Industries AG	133,248	12,569,096
Alcon AG	181,484	15,732,546
Allreal Holding AG	18,652	5,718,678
ALSO Holding AG	2,738	583,057
Arbonia AG(1)(2)	57,618	369,025
Aryzta AG(1)(2)	22,637	1,628,754
Ascom Holding AG	18,654	122,183
Autoneum Holding AG	3,877	640,680
Avolta AG(1)	125,299	8,237,067
Bachem Holding AG, Class B(1)(2)	28,126	2,170,112
Banque Cantonale Vaudoise	19,813	3,031,106
Barry Callebaut AG	5,584	10,495,505
Basellandschaftliche Kantonalbank	14	21,665
Basilea Pharmaceutica Ag Allschwil(1)	16,572	1,191,029
Belimo Holding AG	6,127	6,106,663
Bell Food Group AG	420	117,609
Bellevue Group AG	1,552	17,834
BKW AG	8,604	1,690,676
Bossard Holding AG, Class A(2)	3,260	700,395
Bucher Industries AG	13,590	6,757,754
Burckhardt Compression Holding AG	10,733	8,018,446
Burkhalter Holding AG	6,278	1,328,046
Bystronic AG	324	107,514
Calida Holding AG	169	2,833
Cembra Money Bank AG	85,684	11,083,076
Chocoladefabriken Lindt & Spruengli AG	8	1,317,799
Chocoladefabriken Lindt & Spruengli AG, Participation Certificate	87	1,436,338
Cicor Technologies Ltd.(1)	4,704	1,016,427
Cie Financiere Richemont SA, Class A	174,408	35,554,404
Clariant AG(1)(2)	206,477	2,265,955
Coltene Holding AG(1)(2)	899	66,889
COSMO Pharmaceuticals NV	14,536	2,141,828
CPH Group AG	46	3,932
Daetwyler Holding AG, Bearer Shares	3,754	815,928
DKSH Holding AG	105,461	8,515,231
dormakaba Holding AG	83,168	6,214,264
EFG International AG(1)	42,475	1,041,214
Emmi AG	10,889	11,477,428
EMS-Chemie Holding AG	7,327	6,078,635
Feintool International Holding AG(1)	829	11,281
Flughafen Zurich AG	30,538	10,463,141
Forbo Holding AG	1,169	1,363,764
Galderma Group AG	18,501	3,491,323
Geberit AG	17,798	14,965,569
Georg Fischer AG	118,617	7,496,000
Givaudan SA	1,233	4,952,210
Gurit Holding AG, Bearer Shares(1)	530	18,999
Helvetia Baloise Holding AG	92,550	24,033,340
Hiag Immobilien Holding AG	4,564	805,453
Holcim AG(1)	547,838	50,363,419
Huber & Suhner AG	7,657	1,840,550

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Hypothekarbank Lenzburg AG	1	$5,218
Implenia AG	61,216	5,737,030
Inficon Holding AG	56,744	8,771,312
Interroll Holding AG	1,260	3,166,779
Intershop Holding AG	4,936	1,094,898
Julius Baer Group Ltd.	222,904	18,953,509
Kardex Holding AG	3,311	1,120,357
Komax Holding AG(1)(2)	4,322	381,130
Kuehne & Nagel International AG(2)	46,489	10,816,933
Landis & Gyr Group AG(1)	4,334	295,877
LEM Holding SA(1)	285	117,668
Leonteq AG(2)	2,830	42,087
Liechtensteinische Landesbank AG	1,502	182,036
Logitech International SA	100,325	9,204,142
Lonza Group AG	21,350	14,849,831
Medacta Group SA	6,395	1,321,407
Medmix AG	24,583	301,491
Metall Zug AG, B Shares(2)	13	13,560
Mikron Holding AG	1,720	38,724
Mobilezone Holding AG	35,436	713,993
Mobimo Holding AG	11,201	5,831,486
Molecular Partners AG(1)	12	61
Montana Aerospace AG(1)	50,981	2,065,452
Nestle SA	479,436	52,383,369
Newron Pharmaceuticals SpA(1)(2)	41,373	996,657
Novartis AG, ADR	599,723	101,125,292
OC Oerlikon Corp. AG Pfaeffikon(2)	105,361	577,175
On Holding AG, Class A(1)	67,948	3,158,223
Partners Group Holding AG(2)	18,458	20,511,472
Peach Property Group AG(1)	3,406	25,656
Perlen Industrieholding AG(1)	46	903
PolyPeptide Group AG(1)	10,310	343,464
PSP Swiss Property AG	60,822	13,099,360
R&S Group Holding AG(1)(2)	47,753	1,540,147
Rieter Holding AG(2)	12,016	48,804
Roche Holding AG	316,378	150,564,736
Roche Holding AG, Bearer Shares	12,034	5,964,776
Sandoz Group AG	54,143	4,769,576
Schindler Holding AG	15,155	5,524,704
Schindler Holding AG, Bearer Participation Certificate	22,712	8,647,172
Schweiter Technologies AG(2)	690	232,433
Schweizerische Nationalbank(2)	8	35,528
SFS Group AG	14,524	2,307,054
SGS SA	112,384	14,196,960
Siegfried Holding AG	74,216	8,253,009
Sika AG	54,479	11,252,799
SKAN Group AG	8,250	558,709
Softwareone Holding AG(2)	55,424	486,737
Softwareone Holding AG	10,518	92,568
Sonova Holding AG	3,746	976,602
St. Galler Kantonalbank AG	331	275,324
Stadler Rail AG(2)	58,825	1,564,843
Straumann Holding AG	50,403	6,034,532

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Sulzer AG	11,918	$2,632,347
Swatch Group AG(2)	16,585	825,519
Swatch Group AG, Bearer Shares	16,583	4,242,620
Swiss Life Holding AG	29,168	33,401,951
Swiss Prime Site AG	78,562	14,991,178
Swiss Re AG(2)	203,995	35,911,117
Swisscom AG	27,627	25,914,119
Swissquote Group Holding SA	16,564	8,837,767
Tecan Group AG	2,202	390,154
Temenos AG	44,801	4,156,216
TX Group AG	2,017	421,999
UBS Group AG	1,573,589	65,193,792
Valiant Holding AG	19,174	4,154,204
VAT Group AG	15,429	10,881,841
Vetropack Holding AG	14,922	440,048
Vontobel Holding AG	14,741	1,345,964
V-ZUG Holding AG(2)	430	22,634
Ypsomed Holding AG(2)	306	105,961
Zehnder Group AG	15,182	1,608,533
Zurich Insurance Group AG	83,094	62,679,852
		1,108,457,183
United Kingdom — 12.6%
3i Group PLC	612,039	27,343,383
4imprint Group PLC	50,841	2,700,042
Aberdeen Group PLC	1,484,866	4,399,882
Admiral Group PLC	198,772	7,940,838
AG Barr PLC	32,575	305,119
Airtel Africa PLC	560,428	2,629,366
AJ Bell PLC	313,746	1,825,754
AltynGold PLC(1)	2,678	58,336
Anglo American PLC	554,851	27,682,940
Anglo Asian Mining PLC(1)	108,327	437,761
Antofagasta PLC	253,371	14,556,858
Ashmore Group PLC	176,923	567,358
Ashtead Group PLC	453,204	32,461,553
ASOS PLC(1)(2)	100,753	385,096
Associated British Foods PLC	123,590	3,291,492
Aston Martin Lagonda Global Holdings PLC(1)(2)	274,163	171,326
AstraZeneca PLC	408,180	85,085,121
Atalaya Mining Copper SA	212,386	2,927,046
Autotrader Group PLC	849,645	5,628,007
Aviva PLC	1,275,907	11,758,032
B&M European Value Retail SA	1,083,945	2,785,772
Babcock International Group PLC	266,577	4,869,696
BAE Systems PLC	546,043	15,592,553
Balfour Beatty PLC	464,320	4,756,653
Barclays PLC, ADR	2,459,549	59,717,850
Barratt Redrow PLC	1,194,934	5,850,222
Beazley PLC	554,628	9,450,191
Bellway PLC	134,453	5,026,627
Berkeley Group Holdings PLC	98,873	5,749,401
Bloomsbury Publishing PLC(2)	67,704	420,804
Bodycote PLC	208,165	2,188,566

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
boohoo Group PLC(1)(2)	1,356,391	$402,345
BP PLC, ADR	1,678,949	65,243,958
Breedon Group PLC	181,597	873,982
BT Group PLC	8,784,212	25,602,447
BTG Consulting PLC	68,468	108,949
Bunzl PLC	85,995	2,537,355
Burberry Group PLC(1)	583,928	9,129,018
Burford Capital Ltd. (London)	156,461	1,313,539
Bytes Technology Group PLC(2)	392,989	1,599,727
Canal & SA	364,312	1,513,048
Capita PLC(1)	712	3,281
Capital Ltd.	115,055	230,514
Capricorn Energy PLC(1)	244,534	854,983
Carnival PLC, ADR	209,575	6,595,325
Central Asia Metals PLC	402,662	1,288,828
Centrica PLC	7,541,797	20,225,170
Cerillion PLC	10,217	213,314
Chemring Group PLC	162,566	1,168,325
Clarkson PLC	9,521	544,328
Close Brothers Group PLC(1)	167,247	1,117,543
CMC Markets PLC	221,418	972,551
Coats Group PLC	2,501,879	3,142,302
Coca-Cola HBC AG(1)	196,039	12,725,151
Cohort PLC(2)	7,905	138,953
Compass Group PLC	458,156	14,030,327
Computacenter PLC	94,220	4,017,133
Conduit Holdings Ltd.	31,755	186,241
Convatec Group PLC	115,753	399,371
Costain Group PLC	103,210	258,260
Cranswick PLC	10,242	748,579
Crest Nicholson Holdings PLC	430,251	883,061
Croda International PLC	11,091	462,971
CVS Group PLC	72,691	1,303,642
DCC PLC	40,404	2,817,453
DFS Furniture PLC(1)	121,017	308,153
Diageo PLC, ADR	174,683	15,634,129
Diversified Energy Co.	68,018	955,269
Domino's Pizza Group PLC	129,500	349,782
dotdigital group PLC	126,291	97,639
Dr. Martens PLC	671,452	623,399
Drax Group PLC	865,654	10,342,996
Dunelm Group PLC	182,905	2,487,554
easyJet PLC	592,147	3,701,843
Ecora Royalties PLC	314,766	607,445
Elementis PLC	147,259	329,638
Endeavour Mining PLC	93,856	6,753,394
Energean PLC	12,144	145,701
EnQuest PLC	3,844,349	882,307
Experian PLC	255,951	9,633,788
FDM Group Holdings PLC	46,954	89,396
Ferrexpo PLC(1)	400,815	303,138
Firstgroup PLC	1,773,754	4,398,256
Forterra PLC	243,525	620,894

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Foxtons Group PLC	74,700	$49,308
Frasers Group PLC(1)	286,368	2,708,752
Fresnillo PLC	127,789	7,291,545
Frontier Developments PLC(1)	8,349	44,399
Funding Circle Holdings PLC(1)	144,071	281,039
Galliford Try Holdings PLC	29,427	217,597
Games Workshop Group PLC	60,657	14,590,140
Gamma Communications PLC	55,627	671,636
Gateley Holdings PLC	25,213	26,738
Genel Energy PLC(1)	207,691	180,192
Georgia Capital PLC(1)	67,605	3,392,983
Glencore PLC(1)	4,303,196	31,093,234
Goodwin PLC	854	276,027
Grafton Group PLC	287,894	3,843,941
Greggs PLC(2)	226,145	4,838,413
GSK PLC, ADR	1,134,282	67,070,095
Gulf Keystone Petroleum Ltd.	574,300	1,618,255
Gym Group PLC(1)	98,189	235,793
Haleon PLC, ADR(2)	1,092,341	12,092,215
Halfords Group PLC	344,851	689,631
Halma PLC	108,610	6,111,442
Harbour Energy PLC	215,366	738,691
Hays PLC	1,661,522	902,873
Helios Towers PLC(1)	1,571,433	4,227,157
Hikma Pharmaceuticals PLC	196,602	3,486,746
Hill & Smith PLC	87,074	2,797,452
Hilton Food Group PLC	25,989	185,628
Hiscox Ltd.	210,044	4,376,199
Hochschild Mining PLC	770,846	8,383,841
Hollywood Bowl Group PLC	286,746	1,026,068
Howden Joinery Group PLC	977,840	12,741,832
HSBC Holdings PLC, ADR	1,357,332	126,449,049
Hunting PLC	214,316	1,492,458
hVIVO PLC	170,058	19,466
Ibstock PLC	559,452	1,000,262
ICG PLC	244,058	5,493,808
IG Group Holdings PLC	378,215	6,634,051
IMI PLC	240,704	9,339,222
Impax Asset Management Group PLC	122,786	242,020
Inchcape PLC	289,900	3,478,454
Informa PLC	70,893	800,685
IntegraFin Holdings PLC	57,265	244,857
InterContinental Hotels Group PLC	39,382	5,411,884
International Personal Finance PLC	322,239	1,076,215
International Workplace Group PLC	831,538	2,495,958
Intertek Group PLC	98,518	6,277,574
Investec PLC	555,704	4,801,366
IP Group PLC(1)	1,407,728	1,064,952
IQE PLC(1)	335,316	84,678
ITV PLC	2,491	2,666
J D Wetherspoon PLC	222,333	2,161,790
J Sainsbury PLC	2,553,796	12,001,697
JD Sports Fashion PLC	3,346,455	3,686,538

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
JET2 PLC	388,646	$6,567,165
Johnson Matthey PLC	218,527	5,931,517
Johnson Service Group PLC	706,144	1,390,542
Jubilee Metals Group PLC(1)	2,556,663	151,040
Jupiter Fund Management PLC	491,289	1,240,947
Just Group PLC	1,407,758	4,114,597
Kainos Group PLC	132,423	1,338,983
Keller Group PLC	147,067	4,007,921
Kier Group PLC	1,968	6,300
Kingfisher PLC	2,584,755	13,001,391
Lancashire Holdings Ltd.	184,925	1,667,605
Legal & General Group PLC	3,372,484	12,318,853
Lion Finance Group PLC	71,616	11,182,333
Liontrust Asset Management PLC	75,940	276,451
Lloyds Banking Group PLC, ADR(2)	9,578,730	53,161,952
London Stock Exchange Group PLC	51,034	6,080,368
Luceco PLC	63,888	152,253
M&C Saatchi PLC(2)	72,658	125,270
M&G PLC	1,509,940	6,447,357
Man Group PLC	589,461	2,123,782
Marks & Spencer Group PLC	3,411,500	18,238,205
Marshalls PLC	97,083	234,555
Marston's PLC(1)	1,329,180	1,077,786
Mears Group PLC	125,919	604,087
Metals Exploration PLC(1)	511,159	108,764
Mitchells & Butlers PLC(1)	427,432	1,731,397
Mitie Group PLC	1,936,450	4,702,842
Mobico Group PLC(1)	184,479	77,997
Molten Ventures PLC(1)	179,775	1,125,472
Mondi PLC	238,414	2,850,113
MONY Group PLC	338,303	784,322
Moonpig Group PLC	160,774	480,927
Morgan Advanced Materials PLC	422,291	1,372,297
Morgan Sindall Group PLC	48,908	3,264,019
Mortgage Advice Bureau Holdings Ltd.	37,677	326,259
Motorpoint group PLC	46,044	85,470
MP Evans Group PLC	6,685	129,811
National Grid PLC, ADR	282,026	26,445,578
NatWest Group PLC, ADR(2)	2,132,376	35,397,442
Next 15 Group PLC	9,057	36,993
Next PLC	135,404	24,675,964
Ninety One PLC	362,277	1,225,697
Norcros PLC	13,166	63,392
Ocado Group PLC(1)(2)	48,888	138,992
OSB Group PLC	610,137	5,012,984
OXB(1)	1,000	8,843
Oxford Instruments PLC	10,731	380,393
Pagegroup PLC	637,261	1,620,314
Pan African Resources PLC	5,204,375	12,573,838
Pantheon Resources PLC(1)	7,065	711
Paragon Banking Group PLC	295,770	3,405,677
PayPoint PLC	5,693	45,081
Pearson PLC, ADR	59,103	762,429

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Pennon Group PLC	671,926	$5,428,995
Persimmon PLC	238,702	4,841,408
Phoenix Group Holdings PLC	288,855	2,983,511
Playtech PLC	214,735	1,019,923
Plus500 Ltd.	202,046	10,880,017
Polar Capital Holdings PLC	12,852	110,144
Prax Exploration & Production PLC(1)	747,023	24,403
Premier Foods PLC	609,629	1,620,180
Prudential PLC, ADR(2)	483,587	14,870,300
PZ Cussons PLC	263,627	291,483
QinetiQ Group PLC	256,338	1,752,557
Quilter PLC	2,817,253	7,455,816
Rathbones Group PLC	63,821	1,941,742
Reach PLC	499,332	486,575
Reckitt Benckiser Group PLC	450,346	39,674,991
RELX PLC, ADR	622,689	21,663,350
Renew Holdings PLC	22,319	281,971
Renishaw PLC	3,340	193,197
Rentokil Initial PLC	266,189	1,644,605
Restore PLC	6,200	21,107
RHI Magnesita NV	4,271	191,480
Rightmove PLC	1,272,712	7,668,841
Rio Tinto PLC, ADR	476,795	47,364,815
Rolls-Royce Holdings PLC	2,739,596	49,263,643
RS Group PLC	232,050	2,180,152
RWS Holdings PLC	84,430	86,627
S4 Capital PLC(2)	221,562	61,532
Sabre Insurance Group PLC	2,450	4,516
Sage Group PLC	109,979	1,210,180
Savannah Energy PLC(1)	227,796	30,173
Savills PLC	53,223	725,451
Schroders PLC	322,319	2,538,069
Secure Trust Bank PLC	3,018	61,823
Senior PLC	733,570	3,035,522
Serabi Gold PLC(1)	53,081	244,258
Serco Group PLC	310,678	1,264,306
Serica Energy PLC	672,978	2,188,951
Severn Trent PLC	200,966	8,870,515
Shell PLC, ADR	1,452,260	121,278,233
SIG PLC(1)	304,196	41,353
Smith & Nephew PLC, ADR(2)	176,990	6,530,931
Smiths Group PLC	71,264	2,634,657
Softcat PLC	173,357	2,667,791
Speedy Hire PLC	755,341	258,871
Spirax Group PLC	21,567	2,298,118
Spire Healthcare Group PLC	231,293	634,489
SSE PLC	744,640	26,915,294
SSP Group PLC	921,398	2,553,120
St. James's Place PLC	595,501	10,782,939
Standard Chartered PLC	1,852,979	45,708,189
SThree PLC	226,023	529,979
Strix Group PLC(1)	244,032	159,754
Synthomer PLC(1)(2)	98,543	26,180

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Taylor Wimpey PLC	3,369,243	$5,114,390
TBC Bank Group PLC	84,059	5,436,634
Telecom Plus PLC	2,443	45,248
Tesco PLC	5,284,214	34,207,529
TP ICAP Group PLC	731,917	2,498,669
Travis Perkins PLC	190,054	1,781,525
Treatt PLC	76,053	215,571
Trustpilot Group PLC(1)	188,848	373,713
TT Electronics PLC(1)	88,873	144,862
TUI AG	181,026	1,717,404
Tullow Oil PLC(1)(2)	659,710	95,717
Unilever PLC, ADR	452,002	33,335,148
United Utilities Group PLC	660,144	12,374,009
Vanquis Banking Group PLC(1)	531,006	855,929
Vertu Motors PLC	727,274	587,215
Vesuvius PLC	263,775	1,775,367
Victrex PLC	58,883	560,225
Vistry Group PLC(1)	337,463	3,162,649
Vodafone Group PLC, ADR	2,310,998	35,496,929
Volex PLC	64,900	423,567
Watches of Switzerland Group PLC(1)	77,609	533,926
Watkin Jones PLC(1)	269,298	124,710
Weir Group PLC	105,274	4,993,180
WH Smith PLC	100,124	932,214
Whitbread PLC	172,652	6,044,833
Wickes Group PLC	660,932	2,248,939
Wise PLC, Class A(1)	65,970	764,385
XP Power Ltd.(1)	5,012	93,556
Yellow Cake PLC(1)	310,109	2,653,805
Young & Co.'s Brewery PLC, Class A	9,392	111,770
Zigup PLC	479,367	2,652,771
		1,888,758,546
United States — 0.3%
Amrize Ltd.(1)	293,872	18,851,044
Coeur Mining, Inc.(1)	130,060	3,531,129
Dauch Corp.(1)	120,323	755,635
Ferguson Enterprises, Inc.	15,200	3,974,113
Indivior Pharmaceuticals, Inc.(1)	131,633	4,307,032
Ovintiv, Inc.	88,298	4,456,167
Palo Alto Networks, Inc.(1)	4,737	705,434
Royal Gold, Inc.	9,144	2,741,280
Sunococorp LLC	15,678	938,955
Viemed Healthcare, Inc.(1)	1,648	14,338
		40,275,127
TOTAL COMMON STOCKS (Cost $10,849,693,842)		14,986,409,995
RIGHTS — 0.0%
Australia — 0.0%
Bapcor Ltd.(1)	33,766	3,748
New Zealand — 0.0%
Genesis Energy Ltd.(1)	6,917	879
Sweden — 0.0%
AcadeMedia AB(1)	87,199	5,419

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Nobia AB(1)(2)	149,775	$14,094
		19,513
United States — 0.0%
Resolute Forest Products, Inc.(1)	20,752	22,318
TOTAL RIGHTS (Cost $87,665)		46,458
WARRANTS — 0.0%
Australia — 0.0%
Magellan Financial Group Ltd.(1)(2)	1,432	14
Canada — 0.0%
Constellation Software, Inc.(1)	1,886	14
Italy — 0.0%
Fincantieri SpA(1)	9,846	18,380
Webuild SpA(1)(2)	3,662	14,361
		32,741
TOTAL WARRANTS (Cost $—)		32,769
SHORT-TERM INVESTMENTS — 1.7%
Money Market Funds — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	26,187,779	26,187,779
State Street Navigator Securities Lending Government Money Market Portfolio(3)	235,903,250	235,903,250
TOTAL SHORT-TERM INVESTMENTS (Cost $262,091,029)		262,091,029
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $11,111,872,536)		15,248,580,251
OTHER ASSETS AND LIABILITIES — (1.5)%		(225,060,243)
TOTAL NET ASSETS — 100.0%		$15,023,520,008

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	23.0%
Industrials	19.8%
Materials	13.5%
Consumer Discretionary	9.8%
Energy	6.8%
Health Care	6.1%
Information Technology	6.0%
Consumer Staples	5.1%
Utilities	4.4%
Communication Services	3.5%
Real Estate	1.8%
Short-Term Investments	1.7%
Other Assets and Liabilities	(1.5)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $435,633,108. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $454,187,177, which includes securities collateral of $218,283,927.

Schedule of Investments - Avantis International Equity ETF

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$80,207,660	$872,207,777	—
Belgium	32,014,760	119,093,750	—
Canada	7,723,272	1,828,358,405	—
Denmark	49,205,947	182,880,348	—
Finland	12,271,148	138,173,850	—
France	144,296,180	1,075,543,021	—
Germany	75,974,980	1,019,622,259	—
Hong Kong	966,359	260,210,966	—
Israel	33,772,983	178,632,734	—
Italy	29,259,457	372,436,117	—
Japan	317,606,503	3,053,202,701	—
Netherlands	301,509,760	297,530,054	—
Norway	16,430,833	96,613,833	—
Singapore	5,450,031	224,257,513	—
South Africa	244,424	5,291,795	—
Spain	132,403,595	314,443,987	—
Sweden	38,999,081	472,370,266	—
Switzerland	169,477,307	938,979,876	—
United Kingdom	834,194,849	1,054,563,697	—
United States	12,238,168	28,036,959	—
Other Countries	—	159,712,790	—
Rights	22,318	24,140	—
Warrants	—	32,769	—
Short-Term Investments	262,091,029	—	—
	$2,556,360,644	$12,692,219,607	—

See Notes to Financial Statements.

Schedule of Investments - Avantis International Large Cap Value ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.8%
Australia — 6.4%
Ampol Ltd.	73,215	$1,469,968
ANZ Group Holdings Ltd.	246,047	7,002,670
Aurizon Holdings Ltd.	500,945	1,479,146
Bendigo & Adelaide Bank Ltd.	1,788	13,617
BHP Group Ltd., ADR	201,519	16,437,905
BlueScope Steel Ltd.	1,188	23,666
Brambles Ltd.	235,234	4,195,191
Challenger Ltd.	199,981	1,270,079
Coles Group Ltd.	226,773	3,325,716
Dyno Nobel Ltd.	14,650	34,594
Endeavour Group Ltd.	365,330	1,014,960
Evolution Mining Ltd.	510,424	6,055,698
Fortescue Ltd.	225,860	3,392,693
Genesis Minerals Ltd.(1)	289,761	1,541,983
Greatland Resources Ltd.(1)	20,972	210,416
JB Hi-Fi Ltd.	264	15,432
Mineral Resources Ltd.(1)	38,802	1,677,047
New Hope Corp. Ltd.(2)	21,920	73,057
Northern Star Resources Ltd.	218,808	4,796,216
Perseus Mining Ltd.	479,757	2,062,213
Qantas Airways Ltd.	141,190	999,271
QBE Insurance Group Ltd.	252,026	3,913,808
Ramelius Resources Ltd.	392,967	1,291,036
Rio Tinto Ltd.	32,605	3,876,082
Sandfire Resources Ltd.(1)	46,451	666,291
Santos Ltd.	775,063	3,735,151
South32 Ltd.	142,173	465,742
Telstra Group Ltd.	536,378	1,977,246
Whitehaven Coal Ltd.	335,301	1,861,908
Woodside Energy Group Ltd.	45,080	920,398
Woodside Energy Group Ltd., ADR	10,782	220,815
Woolworths Group Ltd.	63,921	1,638,694
Yancoal Australia Ltd.(2)	163,873	682,896
		78,341,605
Austria — 0.4%
ANDRITZ AG	128	11,112
BAWAG Group AG	3,407	527,686
CPI Europe AG(1)	3,555	67,432
OMV AG	17,483	1,132,552
Raiffeisen Bank International AG	20,235	1,005,273
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,441	346,417
voestalpine AG	26,571	1,520,662
Wienerberger AG	11,869	389,573
		5,000,707
Belgium — 0.7%
Ackermans & van Haaren NV	2,350	805,834
Ageas SA	3,014	223,719
Bekaert SA	65	3,355
Colruyt Group NV(2)	6,345	257,547
D'ieteren Group(2)	1,171	253,195

Schedule of Investments - Avantis International Large Cap Value ETF

	Shares	Value
KBC Ancora	1,380	$122,609
KBC Group NV	19,680	2,665,321
Proximus SADP	659	5,435
Solvay SA	13,931	457,597
Syensqo SA	15,069	859,168
UCB SA	9,105	2,734,991
Umicore SA	1,273	27,130
		8,415,901
Canada — 12.9%
Agnico Eagle Mines Ltd.	42,385	10,646,510
Alamos Gold, Inc., Class A	91,846	4,977,952
Alimentation Couche-Tard, Inc.	556	33,742
ARC Resources Ltd.	152,950	2,836,872
Aritzia, Inc.(1)	16,775	1,485,345
B2Gold Corp.	424,042	2,605,089
Bank of Nova Scotia	94,779	7,190,155
Barrick Mining Corp.	212,593	10,786,673
BCE, Inc.	6,965	183,054
Brookfield Wealth Solutions Ltd.	2,442	108,579
Canadian Imperial Bank of Commerce	83,983	8,483,573
Canadian National Railway Co.	43,449	4,875,729
Canadian Natural Resources Ltd.	223,006	9,755,337
Canadian Tire Corp. Ltd., Class A(2)	10,495	1,472,093
Capital Power Corp.	39,388	1,848,916
Capstone Copper Corp.(1)	3,170	32,791
Cenovus Energy, Inc.	292,258	6,511,287
DPM Metals, Inc.	8,859	383,573
Eldorado Gold Corp.	4,953	230,030
Element Fleet Management Corp.	80,119	1,908,336
Empire Co. Ltd., Class A	30,963	1,098,193
Equinox Gold Corp. (Toronto)(1)	4,650	87,270
Finning International, Inc.(2)	1,184	79,822
First Quantum Minerals Ltd.(1)	78,488	2,349,950
Hudbay Minerals, Inc.	28,728	814,000
iA Financial Corp., Inc.	19,945	2,268,295
Imperial Oil Ltd.	21,120	2,470,361
Keyera Corp.	58,487	2,232,201
Kinross Gold Corp.	263,552	9,741,792
Loblaw Cos. Ltd.	53,894	2,497,840
Lundin Gold, Inc.	25,866	2,438,028
Lundin Mining Corp.	202,837	6,462,590
Magna International, Inc.	66,437	4,189,177
New Gold, Inc.(1)	51,010	685,095
Nutrien Ltd.	73,266	5,510,325
OceanaGold Corp.	3,487	148,294
Onex Corp.	8	595
Pan American Silver Corp.	93,026	6,382,004
Royal Bank of Canada	72,584	12,136,089
South Bow Corp.	1,209	38,874
Suncor Energy, Inc.	177,467	10,024,436
Toromont Industries Ltd.	1,698	263,529
Toronto-Dominion Bank	21,955	2,138,764
Tourmaline Oil Corp.	68,006	3,192,775

Schedule of Investments - Avantis International Large Cap Value ETF

	Shares	Value
Whitecap Resources, Inc.	345,008	$3,444,895
		157,050,830
Denmark — 0.6%
AP Moller - Maersk AS, A Shares	48	117,572
AP Moller - Maersk AS, B Shares	77	191,180
Danske Bank AS	14,762	770,200
Genmab AS, ADR(1)	18,225	536,544
H Lundbeck AS	16,380	100,627
Jyske Bank AS	2,329	349,058
NKT AS(1)	5,480	708,324
Novo Nordisk AS, ADR	63,249	2,368,675
Novonesis Novozymes B, B Shares	3,529	209,883
Orsted AS(1)	14,460	340,660
Pandora AS	177	13,992
Ringkjoebing Landbobank AS	1,342	349,985
Rockwool AS, B Shares	4,509	149,507
Vestas Wind Systems AS	46,073	1,177,824
Zealand Pharma AS(1)	903	52,270
		7,436,301
Finland — 1.4%
Hiab OYJ, B Shares	24,458	1,405,289
Huhtamaki OYJ	30,842	1,151,945
Kemira OYJ	37,157	900,423
Kesko OYJ, B Shares	109,150	2,689,665
Kojamo OYJ(1)	789	9,182
Kone OYJ, B Shares	8,477	639,108
Konecranes OYJ	262	30,931
Metso OYJ	2,310	48,024
Neste OYJ	1,796	44,880
Nordea Bank Abp	90,082	1,744,528
Stora Enso OYJ, R Shares	340,420	4,617,681
UPM-Kymmene OYJ	132,588	4,222,292
Wartsila OYJ Abp	1,816	78,859
		17,582,807
France — 7.5%
Aeroports de Paris SA(2)	12,402	1,730,500
ArcelorMittal SA, NY Shares	82,490	5,375,048
Ayvens SA	9,391	119,212
BioMerieux(2)	1,016	120,083
Bouygues SA	60	3,713
Carrefour SA	768	14,565
Cie de Saint-Gobain SA	51,733	5,242,713
Cie Generale des Etablissements Michelin SCA	125,972	5,094,460
Dassault Aviation SA	33	13,254
Eiffage SA	23,603	4,070,159
FDJ UNITED	120	3,640
Gaztransport Et Technigaz SA	12,633	2,885,099
Hermes International SCA	1,059	2,545,268
Ipsen SA	8,784	1,714,659
JCDecaux SE	23,549	485,502
Kering SA	9,944	3,334,606
LVMH Moet Hennessy Louis Vuitton SE	13,011	8,314,293
Nexans SA	15,361	2,206,639

Schedule of Investments - Avantis International Large Cap Value ETF

	Shares	Value
Orange SA	295,988	$6,376,335
Renault SA	57,079	2,158,619
Safran SA	29,646	11,939,593
SEB SA	93	5,708
TotalEnergies SE	176,601	14,188,124
Valeo SE	21,284	306,937
Vallourec SACA	66,861	1,564,329
Verallia SA(2)	4,123	94,320
Vinci SA	66,961	11,114,594
Vusion	2,409	338,660
		91,360,632
Germany — 8.0%
adidas AG	320	59,371
Allianz SE	18,916	8,494,745
Aurubis AG	268	54,301
BASF SE	99,966	5,726,067
Bayer AG	144,570	7,153,442
Bayerische Motoren Werke AG	34,322	3,597,063
Bayerische Motoren Werke AG, Preference Shares	6,932	723,422
Bechtle AG	19,348	777,404
Beiersdorf AG	100	12,650
Commerzbank AG	12	487
Continental AG	34,498	2,972,829
Daimler Truck Holding AG	108,228	5,460,549
Deutsche Lufthansa AG	182,592	1,950,347
Deutsche Post AG	112,204	6,607,147
Deutsche Telekom AG	259,057	10,403,767
Dr. Ing hc F Porsche AG, Preference Shares	11,014	536,951
Evonik Industries AG	879	15,283
Fielmann Group AG	1,903	103,719
FUCHS SE, Preference Shares	16,684	720,485
Hannover Rueck SE	10,755	3,259,003
Heidelberg Materials AG	46	10,248
HUGO BOSS AG	7,428	326,646
Infineon Technologies AG	126,044	6,793,119
KION Group AG	25,642	1,740,290
Knorr-Bremse AG	14,089	1,844,056
Krones AG	3,184	498,541
Mercedes-Benz Group AG	11,583	801,412
MTU Aero Engines AG	1,248	537,934
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,623	7,585,438
Nordex SE(1)	37,853	1,910,326
Rational AG	304	263,480
RENK Group AG	2,470	166,438
RWE AG	133,872	8,611,807
Schaeffler AG	27,815	338,844
Schott Pharma AG & Co. KGaA	841	14,554
Talanx AG	16,089	2,023,682
thyssenkrupp AG	207,915	2,565,517
Tkms AG& Co. KGaA(1)	10,076	1,143,275
United Internet AG	20,455	674,492
Volkswagen AG	1,576	188,321
Volkswagen AG, Preference Shares	10,851	1,290,191
		97,957,643

Schedule of Investments - Avantis International Large Cap Value ETF

	Shares	Value
Hong Kong — 1.8%
AIA Group Ltd.	158,200	$1,745,187
Bank of East Asia Ltd.	267,757	520,362
BOC Hong Kong Holdings Ltd.	331,500	1,896,098
CK Asset Holdings Ltd.	287,000	1,820,951
CK Hutchison Holdings Ltd.	258,000	2,124,320
DFI Retail Group Holdings Ltd.	88,900	371,875
Hang Lung Group Ltd.	35,000	75,029
Hang Lung Properties Ltd.	549,910	720,290
Henderson Land Development Co. Ltd.	44,000	198,891
Hong Kong Exchanges & Clearing Ltd.	53,600	2,863,577
Hysan Development Co. Ltd.	33,000	91,974
Jardine Matheson Holdings Ltd.	200	16,488
Johnson Electric Holdings Ltd.	107,000	422,742
Kerry Properties Ltd.	104,000	334,891
Man Wah Holdings Ltd.	262,800	171,159
Mobvista, Inc.(1)	5,000	7,562
New World Development Co. Ltd.(1)	14,000	19,385
Pacific Basin Shipping Ltd.	38,000	16,798
Sands China Ltd.	39,600	89,465
Sino Land Co. Ltd.	13,075	21,312
SITC International Holdings Co. Ltd.	292,000	1,245,586
Sun Hung Kai Properties Ltd.	109,000	2,026,379
SUNeVision Holdings Ltd.(2)	8,000	6,885
Swire Properties Ltd.	8,000	27,532
Techtronic Industries Co. Ltd.	64,500	1,044,621
United Energy Group Ltd.	1,056,000	88,116
United Laboratories International Holdings Ltd.(2)	120,000	199,537
WH Group Ltd.	1,591,000	2,000,120
Wharf Real Estate Investment Co. Ltd.	379,000	1,395,220
Xinyi Glass Holdings Ltd.(2)	454,305	600,851
Yue Yuen Industrial Holdings Ltd.	126,500	300,243
		22,463,446
Ireland — 0.4%
AIB Group PLC	214,351	2,224,920
Glanbia PLC	4,967	102,754
Kingspan Group PLC	231	22,870
Ryanair Holdings PLC	70,950	2,292,755
		4,643,299
Israel — 1.1%
Bank Hapoalim BM	94,540	2,386,012
Bank Leumi Le-Israel BM	102,596	2,483,799
Bezeq The Israeli Telecommunication Corp. Ltd.	443,102	1,168,426
Clal Insurance Enterprises Holdings Ltd.	1,330	99,482
Delek Group Ltd.	769	235,934
First International Bank Of Israel Ltd.	8,153	701,533
Harel Insurance Investments & Financial Services Ltd.	20,754	1,092,008
Israel Corp. Ltd.	87	22,482
Israel Discount Bank Ltd., A Shares	144,789	1,752,376
Menora Mivtachim Holdings Ltd.	1,973	282,268
Mizrahi Tefahot Bank Ltd.	13,540	1,014,450
Phoenix Financial Ltd.	33,645	1,720,208
		12,958,978

Schedule of Investments - Avantis International Large Cap Value ETF

	Shares	Value
Italy — 4.0%
Banca Generali SpA	17,549	$1,131,188
Banca Mediolanum SpA	74,882	1,606,110
Banca Popolare di Sondrio SpA	10,738	217,038
BPER Banca SpA	331,371	4,667,007
Brunello Cucinelli SpA(2)	350	33,868
Eni SpA, ADR	199,763	9,376,875
Fincantieri SpA(1)(2)	53,723	909,874
FinecoBank Banca Fineco SpA	132,803	3,125,398
Intesa Sanpaolo SpA	1,250,660	8,581,464
Iveco Group NV(2)	112,530	2,549,102
Poste Italiane SpA	21,466	575,073
Saipem SpA(2)	595,239	2,502,729
Tenaris SA, ADR(2)	162	8,813
UniCredit SpA	152,185	12,958,150
		48,242,689
Japan — 19.1%
77 Bank Ltd.	3,900	245,127
Aeon Co. Ltd.	252,965	3,601,314
AGC, Inc.	44,000	1,951,445
Air Water, Inc.	40,200	558,206
Aisin Corp.	98,200	1,743,102
Amada Co. Ltd.	18,400	305,923
ANA Holdings, Inc.	28,500	621,437
Asahi Kasei Corp.	221,600	2,611,651
Astellas Pharma, Inc.	197,100	3,280,040
BIPROGY, Inc.	15,000	455,465
Bridgestone Corp.	98,500	2,377,797
Brother Industries Ltd.	51,200	1,057,589
Calbee, Inc.	300	5,934
Canon Marketing Japan, Inc.	13,400	600,272
Central Japan Railway Co.	109,400	3,229,010
Coca-Cola Bottlers Japan Holdings, Inc.	23,800	629,192
Cosmo Energy Holdings Co. Ltd.	6,400	197,783
Credit Saison Co. Ltd.	30,300	922,590
Daicel Corp.	29,400	308,620
Daido Steel Co. Ltd.	9,300	141,739
Dai-ichi Life Holdings, Inc.	426,900	4,380,569
Denso Corp.	16,200	232,436
Dexerials Corp.	7,600	125,354
DMG Mori Co. Ltd.	300	5,941
East Japan Railway Co.	126,600	3,127,082
Ebara Corp.	60,500	2,124,965
Electric Power Development Co. Ltd.	39,200	936,186
ENEOS Holdings, Inc.	457,300	4,362,938
EXEO Group, Inc.	30,900	592,100
Fukuoka Financial Group, Inc.	32,100	1,404,066
Furukawa Electric Co. Ltd.	18,200	3,260,902
GMO Payment Gateway, Inc.	3,600	186,690
Gunma Bank Ltd.(2)	66,300	958,422
Hachijuni Nagano Bank Ltd.	69,800	927,331
Hakuhodo DY Holdings, Inc.(2)	2,000	14,998
Haseko Corp.	25,800	563,654

Schedule of Investments - Avantis International Large Cap Value ETF

	Shares	Value
Hitachi Construction Machinery Co. Ltd.	23,400	$1,051,338
Hitachi Ltd.	45,800	1,499,368
Hokuhoku Financial Group, Inc.	5,700	227,680
Honda Motor Co. Ltd., ADR(2)	113,308	3,417,369
Horiba Ltd.	8,200	1,101,288
Idemitsu Kosan Co. Ltd.	100,300	959,006
IHI Corp.	170,800	4,672,681
INFRONEER Holdings, Inc.	13,800	230,977
Inpex Corp.	144,500	3,527,637
Internet Initiative Japan, Inc.	21,700	316,358
Isuzu Motors Ltd.(2)	104,100	1,940,211
Iyogin Holdings, Inc.	42,400	918,979
J Front Retailing Co. Ltd.	66,800	1,101,013
Japan Airlines Co. Ltd.	29,300	605,389
Japan Airport Terminal Co. Ltd.	12,000	409,303
Japan Petroleum Exploration Co. Ltd.	1,000	15,308
Japan Post Holdings Co. Ltd.	54,100	704,525
JFE Holdings, Inc.(2)	127,600	1,796,238
JTEKT Corp.	41,300	566,847
Kandenko Co. Ltd.	23,400	1,045,503
Kawasaki Heavy Industries Ltd.	32,700	3,802,299
KDDI Corp.	257,100	4,416,337
Kintetsu Group Holdings Co. Ltd.(2)	11,800	249,751
Kioxia Holdings Corp.(1)	200	27,029
Kobe Steel Ltd.(2)	74,500	1,084,118
Koito Manufacturing Co. Ltd.	8,400	151,421
Komatsu Ltd.	91,600	4,396,832
Kubota Corp.	106,000	2,154,683
Kuraray Co. Ltd.	63,100	746,771
Kurita Water Industries Ltd.	22,200	1,234,006
Kyushu Railway Co.	8,100	205,772
Lixil Corp.	55,100	647,410
Marui Group Co. Ltd.	34,700	705,642
Mazda Motor Corp.	131,600	1,165,336
Medipal Holdings Corp.	25,300	495,793
MEIJI Holdings Co. Ltd.(2)	12,000	309,579
Mercari, Inc.(1)(2)	16,500	390,489
Minebea Mitsumi, Inc.	52,300	1,121,295
MISUMI Group, Inc.(2)	40,200	809,373
Mitsubishi Chemical Group Corp.	214,400	1,591,006
Mitsubishi Gas Chemical Co., Inc.	28,900	807,176
Mitsubishi HC Capital, Inc.	177,100	1,716,415
Mitsubishi Heavy Industries Ltd.	28,700	914,895
Mitsubishi Motors Corp.	127,600	349,714
Mitsui Chemicals, Inc.	93,200	1,419,043
Mitsui E&S Co. Ltd.(2)	23,900	1,197,947
Mitsui Fudosan Co. Ltd.	254,100	3,425,222
Mitsui Kinzoku Co. Ltd.(2)	16,900	3,971,263
Mitsui OSK Lines Ltd.(2)	1,300	48,236
Mizuho Financial Group, Inc., ADR(2)	342,380	3,036,911
Modec, Inc.	15,000	1,289,303
MS&AD Insurance Group Holdings, Inc.	118,600	3,304,956
Nagase & Co. Ltd.	400	12,668

Schedule of Investments - Avantis International Large Cap Value ETF

	Shares	Value
Nagoya Railroad Co. Ltd.(2)	17,900	$211,417
NGK Insulators Ltd.	58,000	1,698,889
NH Foods Ltd.	18,900	866,536
NHK Spring Co. Ltd.	43,400	832,828
Nichirei Corp.	29,600	403,030
Nifco, Inc.	10,100	357,929
Nippon Electric Glass Co. Ltd.	6,400	281,210
NIPPON EXPRESS HOLDINGS, Inc.	56,300	1,387,771
Nippon Steel Corp.(2)	608,800	2,473,242
Nippon Yusen KK	5,500	188,850
Nissan Chemical Corp.(2)	24,600	1,118,955
Nissan Motor Co. Ltd.(1)(2)	376,200	1,036,413
Nisshin Seifun Group, Inc.	4,200	58,754
Niterra Co. Ltd.(2)	32,800	1,654,006
Nitori Holdings Co. Ltd.(2)	29,800	596,967
Nitto Denko Corp.	86,500	2,005,973
NOF Corp.	23,900	479,639
NOK Corp.	1,400	29,780
NTT, Inc.	2,177,700	2,130,518
Odakyu Electric Railway Co. Ltd.	10,200	117,214
Oji Holdings Corp.	161,400	1,016,800
Ono Pharmaceutical Co. Ltd.	5,600	96,273
Open House Group Co. Ltd.	14,900	1,102,753
ORIX Corp., ADR	102,396	3,640,178
Otsuka Corp.	7,700	155,293
PAL GROUP Holdings Co. Ltd.	21,800	228,959
Panasonic Holdings Corp.	218,500	3,523,543
Park24 Co. Ltd.	600	8,627
Persol Holdings Co. Ltd.	339,100	541,875
Resonac Holdings Corp.(2)	29,900	2,270,647
Resorttrust, Inc.	15,300	189,838
Ricoh Co. Ltd.	63,900	600,344
Rorze Corp.	700	14,833
Round One Corp.	10,000	68,794
Sankyo Co. Ltd.	26,400	372,162
Sankyu, Inc.	8,200	527,446
SBI Holdings, Inc.(2)	102,600	2,194,479
SCREEN Holdings Co. Ltd.(2)	15,500	2,259,547
Seibu Holdings, Inc.	42,900	1,273,533
Seiko Epson Corp.	33,300	450,956
Seven Bank Ltd.(2)	66,400	127,829
SG Holdings Co. Ltd.(2)	59,500	603,481
Sharp Corp.(1)(2)	300	1,234
SKY Perfect JSAT Holdings, Inc.	1,000	18,385
SoftBank Group Corp.	220,900	5,656,352
Sompo Holdings, Inc.	22,600	896,646
Sony Financial Group, Inc., ADR(1)(2)	69,994	354,170
Stanley Electric Co. Ltd.(2)	16,700	352,165
Subaru Corp.	89,400	1,676,885
Sugi Holdings Co. Ltd.	18,200	417,462
SUMCO Corp.	2,500	29,092
Sumitomo Chemical Co. Ltd.	389,800	1,423,941
Sumitomo Electric Industries Ltd.	95,300	6,297,346

Schedule of Investments - Avantis International Large Cap Value ETF

	Shares	Value
Sumitomo Heavy Industries Ltd.	1,800	$70,982
Sumitomo Mitsui Financial Group, Inc., ADR(2)	305,921	6,864,867
Sumitomo Mitsui Trust Group, Inc.	75,300	2,625,627
Sumitomo Rubber Industries Ltd.	55,100	978,065
Suntory Beverage & Food Ltd.	1,300	40,882
Suzuki Motor Corp.	217,500	3,289,333
Taiheiyo Cement Corp.	28,200	810,718
Taiyo Yuden Co. Ltd.(2)	1,000	30,525
Takashimaya Co. Ltd.	56,800	721,222
TDK Corp.	215,600	3,330,674
Tobu Railway Co. Ltd.	2,700	54,407
Toho Holdings Co. Ltd.(2)	400	12,393
Tokio Marine Holdings, Inc.	158,200	6,570,305
Tokyo Century Corp.	37,300	544,472
Tokyo Metro Co. Ltd.	15,700	168,015
Tokyu Fudosan Holdings Corp.	113,700	1,143,593
Tomy Co. Ltd.(2)	200	3,675
Toray Industries, Inc.	31,200	267,172
Tosoh Corp.	55,000	961,187
TOTO Ltd.	6,700	261,103
Toyo Seikan Group Holdings Ltd.	25,300	660,909
Toyo Tire Corp.	35,100	1,081,642
Toyoda Gosei Co. Ltd.	11,600	376,952
Toyota Boshoku Corp.	18,800	384,469
Toyota Motor Corp., ADR(2)	58,530	14,186,501
Toyota Tsusho Corp.(2)	60,200	2,690,976
Tsuruha Holdings, Inc.	28,865	486,614
West Japan Railway Co.	70,700	1,520,870
Yamada Holdings Co. Ltd.	70,200	260,513
Yamaha Motor Co. Ltd.(2)	175,700	1,397,161
Yamazaki Baking Co. Ltd.	15,700	352,837
Yaskawa Electric Corp.	1,000	35,185
Yokogawa Electric Corp.	34,500	1,376,101
Yokohama Rubber Co. Ltd.	31,500	1,584,440
		232,819,755
Netherlands — 3.1%
ABN AMRO Bank NV, CVA	58,016	1,943,116
Adyen NV(1)	178	209,030
AerCap Holdings NV	20,421	3,051,714
Akzo Nobel NV	20,168	1,416,778
ASM International NV	2,922	2,464,378
ASML Holding NV, NY Shares	8,221	11,925,054
ASR Nederland NV	23,429	1,702,416
Coca-Cola Europacific Partners PLC	660	72,884
Heineken NV	72	6,669
ING Groep NV, ADR	162,249	4,667,904
InPost SA(1)(2)	17,961	322,398
Koninklijke Ahold Delhaize NV	66,741	3,297,925
Koninklijke KPN NV	524,958	2,984,184
Koninklijke Vopak NV(2)	621	34,135
NN Group NV	39,336	3,226,242
OCI NV(1)	2,227	9,544
SBM Offshore NV	1,288	49,760

Schedule of Investments - Avantis International Large Cap Value ETF

	Shares	Value
Wolters Kluwer NV	273	$22,054
		37,406,185
New Zealand — 0.1%
Air New Zealand Ltd.	50,725	16,866
Auckland International Airport Ltd.(2)	80,891	444,955
Chorus Ltd.	22,363	128,407
Fletcher Building Ltd.(1)	181,567	382,157
Meridian Energy Ltd.	83,306	282,436
Ryman Healthcare Ltd.(1)(2)	76,287	113,642
Spark New Zealand Ltd.	138,035	188,745
		1,557,208
Norway — 0.7%
Aker Solutions ASA	496	2,151
BW LPG Ltd.	17,496	318,453
DNB Bank ASA	2,145	67,899
DOF Group ASA	609	8,103
Equinor ASA, ADR	66,198	1,974,686
Frontline PLC	434	16,470
Kongsberg Gruppen ASA	16,231	658,189
Norsk Hydro ASA	148,386	1,376,789
Stolt-Nielsen Ltd.	298	10,557
Storebrand ASA	74,807	1,418,096
Subsea 7 SA	47,612	1,381,127
Vend Marketplaces ASA, B Shares	30	756
Wallenius Wilhelmsen ASA	28,483	396,205
Yara International ASA	28,246	1,429,875
		9,059,356
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares	1,657,094	1,740,517
EDP Renovaveis SA(2)	31,332	494,988
Jeronimo Martins SGPS SA	6,390	167,936
NOS SGPS SA	54	329
		2,403,770
Singapore — 1.6%
ComfortDelGro Corp. Ltd.	88,600	108,467
DBS Group Holdings Ltd.	173,350	7,808,583
Golden Agri-Resources Ltd.	37,500	8,440
Hafnia Ltd.	64,924	484,769
Keppel Ltd.	258,700	2,672,011
Olam Group Ltd.	8,000	5,793
Oversea-Chinese Banking Corp. Ltd.	42,300	715,850
Singapore Airlines Ltd.(2)	49,600	281,294
United Overseas Bank Ltd.	110,300	3,218,273
Wilmar International Ltd.	6,700	18,627
Yangzijiang Shipbuilding Holdings Ltd.	1,090,100	3,725,929
		19,048,036
Spain — 4.5%
Banco Bilbao Vizcaya Argentaria SA, ADR	1,029,975	23,823,322
Banco de Sabadell SA(2)	495,220	1,864,517
Ferrovial SE(2)	121,929	9,087,215
Industria de Diseno Textil SA	47,622	3,180,072
International Consolidated Airlines Group SA	577,995	3,268,851
Mapfre SA	7,636	35,493

Schedule of Investments - Avantis International Large Cap Value ETF

	Shares	Value
Repsol SA	613,700	$13,888,381
		55,147,851
Sweden — 2.7%
AAK AB	1,092	29,889
Atlas Copco AB, A Shares	212,559	4,573,047
Atlas Copco AB, B Shares	99,229	1,860,211
Avanza Bank Holding AB(2)	32,054	1,168,097
Axfood AB	14,216	518,626
BioArctic AB(1)	16,710	571,591
Boliden AB(1)	44,594	3,534,864
Clas Ohlson AB, B Shares	174	7,193
Elekta AB, B Shares	1,732	11,088
Embracer Group AB(1)(2)	27,003	157,756
Epiroc AB, A Shares	88,233	2,650,563
Epiroc AB, B Shares	29,179	758,652
Essity AB, B Shares	36,776	1,168,170
H & M Hennes & Mauritz AB, B Shares	96,253	2,052,091
Husqvarna AB, B Shares	81,132	390,133
Loomis AB	17,915	904,873
Nordnet AB publ(2)	29,288	924,314
Paradox Interactive AB	4,076	55,818
Peab AB, Class B	38,467	451,809
Sinch AB(1)(2)	10	25
SKF AB, B Shares	72,907	2,084,025
SSAB AB, A Shares	4,912	43,844
SSAB AB, B Shares	2,440	21,544
Svenska Handelsbanken AB, A Shares	1,098	17,554
Swedbank AB, A Shares	39,353	1,511,669
Telefonaktiebolaget LM Ericsson, ADR(2)	381,016	4,419,786
Telia Co. AB	438,684	2,252,119
Trelleborg AB, B Shares	66	2,893
Volvo AB, A Shares	224	8,719
Volvo AB, B Shares	76	2,957
Volvo Car AB, Class B(1)(2)	36,514	99,736
		32,253,656
Switzerland — 7.4%
Accelleron Industries AG	32,633	3,078,225
Banque Cantonale Vaudoise	1,569	240,034
Barry Callebaut AG	234	439,819
DKSH Holding AG	5,800	468,309
EFG International AG(1)	8,707	213,440
Emmi AG	128	134,917
Flughafen Zurich AG	6,121	2,097,219
Geberit AG	367	308,594
Georg Fischer AG	16,437	1,038,736
Helvetia Baloise Holding AG	14,064	3,652,133
Holcim AG(1)	88,456	8,131,868
Julius Baer Group Ltd.	33,447	2,843,996
Kuehne & Nagel International AG	940	218,717
Logitech International SA	492	45,138
On Holding AG, Class A(1)	108	5,020
Partners Group Holding AG(2)	3,859	4,288,318
Roche Holding AG	50,325	23,949,738

Schedule of Investments - Avantis International Large Cap Value ETF

	Shares	Value
Roche Holding AG, Bearer Shares	1,946	$964,555
SFS Group AG	4,744	753,557
Siegfried Holding AG	160	17,792
Sika AG	15,375	3,175,752
Swatch Group AG	376	18,715
Swiss Life Holding AG	4,034	4,619,565
Swiss Re AG	29,458	5,185,763
Swisscom AG	5,183	4,861,653
Swissquote Group Holding SA	16	8,537
UBS Group AG	193,679	8,024,121
Vontobel Holding AG	587	53,597
Zurich Insurance Group AG	15,004	11,317,887
		90,155,715
United Kingdom — 15.2%
3i Group PLC	108,384	4,842,151
Aberdeen Group PLC	268,316	795,061
Admiral Group PLC	90,506	3,615,668
Ashtead Group PLC	90,506	6,482,655
Autotrader Group PLC	130,070	861,577
Beazley PLC	40,581	691,451
BP PLC, ADR	278,853	10,836,228
BT Group PLC	1,825,386	5,320,266
Burberry Group PLC(1)	67,359	1,053,078
Carnival PLC, ADR	26,957	848,337
Diageo PLC, ADR	53,925	4,826,287
easyJet PLC	166,131	1,038,578
Fresnillo PLC	50,459	2,879,153
Games Workshop Group PLC	10,027	2,411,846
Glencore PLC(1)	333,999	2,413,348
GSK PLC, ADR	232,268	13,734,007
Hikma Pharmaceuticals PLC	279	4,948
Howden Joinery Group PLC	230,100	2,998,339
HSBC Holdings PLC, ADR	188,203	17,532,991
J Sainsbury PLC	300,312	1,411,332
JD Sports Fashion PLC	870,281	958,723
JET2 PLC	42,963	725,969
Kingfisher PLC	429,519	2,160,493
Legal & General Group PLC	1,095,438	4,001,365
Lion Finance Group PLC	2,344	365,999
Lloyds Banking Group PLC, ADR	275,000	1,526,250
Marks & Spencer Group PLC	1,025,356	5,481,651
NatWest Group PLC, ADR	245,665	4,078,039
Next PLC	38,088	6,941,140
Prudential PLC, ADR(2)	25,042	770,041
Reckitt Benckiser Group PLC	118,214	10,414,524
Rightmove PLC	291,195	1,754,622
Rolls-Royce Holdings PLC	960,092	17,264,454
Shell PLC, ADR	302,711	25,279,396
Softcat PLC	28,043	431,554
St. James's Place PLC	146,118	2,645,808
Standard Chartered PLC	279,175	6,886,524
Tesco PLC	994,770	6,439,676
Vodafone Group PLC, ADR	65,574	1,007,217

Schedule of Investments - Avantis International Large Cap Value ETF

	Shares	Value
Whitbread PLC	37,641	$1,317,874
Wise PLC, Class A(1)	42,305	490,182
		185,538,802
United States — 0.0%
Amrize Ltd.(1)	804	51,574
Sunococorp LLC	85	5,091
		56,665
TOTAL COMMON STOCKS (Cost $884,974,009)		1,216,901,837
SHORT-TERM INVESTMENTS — 3.2%
Money Market Funds — 3.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	942,045	942,045
State Street Navigator Securities Lending Government Money Market Portfolio(3)	38,387,992	38,387,992
TOTAL SHORT-TERM INVESTMENTS (Cost $39,330,037)		39,330,037
TOTAL INVESTMENT SECURITIES — 103.0% (Cost $924,304,046)		1,256,231,874
OTHER ASSETS AND LIABILITIES — (3.0)%		(36,250,443)
TOTAL NET ASSETS — 100.0%		$1,219,981,431

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	25.9%
Industrials	17.7%
Materials	15.5%
Energy	12.0%
Consumer Discretionary	9.7%
Health Care	4.8%
Consumer Staples	4.7%
Communication Services	4.4%
Information Technology	3.2%
Utilities	1.0%
Real Estate	0.9%
Short-Term Investments	3.2%
Other Assets and Liabilities	(3.0)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $53,339,801. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $55,741,618, which includes securities collateral of $17,353,626.

Schedule of Investments - Avantis International Large Cap Value ETF

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$16,658,720	$61,682,885	—
Denmark	2,905,219	4,531,082	—
France	19,563,172	71,797,460	—
Italy	9,385,688	38,857,001	—
Japan	31,499,996	201,319,759	—
Netherlands	19,717,556	17,688,629	—
Norway	1,991,156	7,068,200	—
Spain	23,823,322	31,324,529	—
Sweden	4,419,786	27,833,870	—
Switzerland	8,029,141	82,126,574	—
United Kingdom	80,438,793	105,100,009	—
United States	5,091	51,574	—
Other Countries	—	349,082,625	—
Short-Term Investments	39,330,037	—	—
	$257,767,677	$998,464,197	—

See Notes to Financial Statements.

Schedule of Investments - Avantis International Small Cap Equity ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.8%
Australia — 9.5%
29Metals Ltd.(1)	42,412	$12,178
Accent Group Ltd.	32,850	27,035
Adairs Ltd.(2)	16,884	22,685
Aeris Resources Ltd.(1)(2)	77,727	28,961
AGL Energy Ltd.	37,239	262,177
Alkane Resources Ltd.(1)	47,426	59,230
Alkane Resources Ltd.(1)	34,599	42,359
Alpha HPA Ltd.(1)(2)	61,928	28,606
Amotiv Ltd.	13,006	73,029
AMP Ltd.	222,454	205,501
Amplitude Energy Ltd.(1)	28,786	52,170
Ansell Ltd.	15,170	351,388
Antipa Minerals Ltd.(1)	54,003	26,742
Appen Ltd.(1)(2)	13,794	18,267
ARB Corp. Ltd.(2)	8,286	151,312
Argosy Minerals Ltd.(1)(2)	163,148	9,852
Audinate Group Ltd.(1)(2)	6,775	14,646
Aurelia Metals Ltd.(1)	150,696	32,730
Aurizon Holdings Ltd.	180,820	533,909
Ausgold Ltd.(1)	43,594	34,837
Aussie Broadband Ltd.	22,155	79,983
Austal Ltd.(1)	42,417	155,686
Australian Clinical Labs Ltd.(2)	16,142	25,959
Australian Ethical Investment Ltd.	10,129	37,428
Australian Finance Group Ltd.	20,459	26,351
Baby Bunting Group Ltd.(1)	16,313	23,234
Ballard Mining Ltd.(1)	2,627	1,700
Bank of Queensland Ltd.	66,343	330,227
Bannerman Energy Ltd.(1)	21,440	70,962
Bapcor Ltd.	33,002	20,408
Bapcor Ltd.(1)	24,267	15,025
Beach Energy Ltd.	158,398	123,766
Bega Cheese Ltd.	24,893	111,137
Bellevue Gold Ltd.(1)	135,156	179,580
Bendigo & Adelaide Bank Ltd.	33,780	257,256
Berkeley Energia Ltd.(1)	46,987	18,449
Black Cat Syndicate Ltd.(1)(2)	67,322	74,668
Boss Energy Ltd.(1)(2)	31,858	37,101
Bravura Solutions Ltd.	22,219	32,846
Breville Group Ltd.(2)	10,335	234,186
Brightstar Resources Ltd.(1)	22,861	9,228
Broken Hill Mines Ltd.(1)	15,668	12,630
Capricorn Metals Ltd.(1)	42,372	452,448
Catalyst Metals Ltd.(1)	28,397	172,819
Cedar Woods Properties Ltd.	7,145	46,092
Cettire Ltd.(1)(2)	14,990	3,450
Chalice Mining Ltd.(1)	129	177
Challenger Ltd.	59,057	375,071
Champion Iron Ltd.	38,421	146,569
Chrysos Corp. Ltd.(1)	7,859	55,630

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Civmec Australia Ltd.	19,500	$23,029
Cleanaway Waste Management Ltd.	201,899	366,123
Clinuvel Pharmaceuticals Ltd.(2)	4,348	30,941
Coast Entertainment Holdings Ltd.(1)(2)	8,993	3,719
Cobram Estate Olives Ltd.	33,238	75,205
Codan Ltd.	9,260	233,621
Collins Foods Ltd.	12,178	87,003
Core Lithium Ltd.(1)(2)	335,518	62,051
Coronado Global Resources, Inc.	108,305	24,244
Credit Corp. Group Ltd.(2)	7,146	61,836
Data#3 Ltd.(2)	14,434	71,445
Deep Yellow Ltd.(1)	108,554	202,914
Delta Lithium Ltd.(1)	34,076	5,932
Deterra Royalties Ltd.	44,638	137,069
Develop Global Ltd.(1)	23,446	96,711
DGL Group Ltd.(1)	2,275	650
Dicker Data Ltd.	13,781	98,432
Domino's Pizza Enterprises Ltd.	6,400	92,544
Downer EDI Ltd.	68,500	418,612
Dyno Nobel Ltd.	155,055	366,145
Elders Ltd.	22,317	115,219
Electro Optic Systems Holdings Ltd.(1)	13,892	88,796
Elevra Lithium Ltd.(1)(2)	6,972	40,431
Elsight Ltd.(1)	22,043	73,924
Emeco Holdings Ltd.(1)	34,047	32,686
Emerald Resources NL(1)	55,120	283,004
EML Payments Ltd.(1)	38,436	17,634
EQT Holdings Ltd.	1,871	29,098
EVT Ltd.	10,662	100,867
Fenix Resources Ltd.	55,463	16,001
FireFly Metals Ltd.(1)	73,552	114,118
FleetPartners Group Ltd.	19,778	37,277
Flight Centre Travel Group Ltd.(2)	17,630	161,722
Focus Minerals Ltd.(1)	13,412	35,710
G8 Education Ltd.	924	220
Galan Lithium Ltd.(1)	109,147	32,169
Genesis Minerals Ltd.(1)	115,077	612,390
GenusPlus Group Ltd.	8,612	47,622
GR Engineering Services Ltd.	1,542	5,567
GrainCorp Ltd., A Shares	20,935	91,749
Grange Resources Ltd.(1)	31,295	5,127
Guzman y Gomez Ltd.(2)	3,350	45,960
GWA Group Ltd.	20,914	35,539
Hansen Technologies Ltd.	17,146	64,707
Harvey Norman Holdings Ltd.	36,385	148,949
Healius Ltd.	60,726	29,649
Helia Group Ltd.	29,530	126,517
Helloworld Travel Ltd.	5,950	7,592
HMC Capital Ltd.	16,936	33,483
IDP Education Ltd.	30,979	102,513
IGO Ltd.(1)	69,514	425,185
Iluka Resources Ltd.	34,393	165,005
Imdex Ltd.	52,111	157,428

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Immutep Ltd.(1)	92,323	$25,348
Inghams Group Ltd.(2)	37,541	55,017
Invictus Energy Ltd.(1)	188,678	7,002
ioneer Ltd.(1)(2)	184,961	19,744
IPH Ltd.	22,883	58,232
IRESS Ltd.	18,008	95,652
Judo Capital Holdings Ltd.(1)	69,536	85,212
Jumbo Interactive Ltd.	5,779	39,823
Jupiter Mines Ltd.	131,742	28,141
Karoon Energy Ltd.	90,448	99,842
Kelly Partners Group Holdings Ltd.(1)	1,990	8,552
Kelsian Group Ltd.	22,496	72,483
Kingsgate Consolidated Ltd.(1)	23,817	119,807
Kogan.com Ltd.(2)	7,414	22,159
L1 Group Ltd.	139,216	122,870
Lake Resources NL(1)(2)	282,295	19,708
Lendlease Corp. Ltd.	60,953	181,965
Lifestyle Communities Ltd.(1)	9,287	32,787
Lindian Resources Ltd.(1)	37,211	14,035
Lindsay Australia Ltd.	15,970	7,906
Liontown Ltd.(1)(2)	24,034	29,074
Lotus Resources Ltd.(1)(2)	16,890	26,215
Lovisa Holdings Ltd.	7,402	125,819
Maas Group Holdings Ltd.	15,934	53,980
Macmahon Holdings Ltd.	100,079	53,129
Macquarie Technology Group Ltd.(1)	1,385	66,809
Mader Group Ltd.	5,874	34,943
Magellan Financial Group Ltd.	18,502	111,245
Mayne Pharma Group Ltd.(1)	4,643	8,319
McMillan Shakespeare Ltd.(2)	5,947	68,007
Meeka Metals Ltd.(1)	257,066	43,061
Megaport Ltd.(1)	18,495	115,725
Mesoblast Ltd.(1)(2)	84,945	135,288
Metals X Ltd.(1)	92,526	94,059
Metcash Ltd.	120,396	282,608
Metro Mining Ltd.(1)	333,928	16,884
MGX Resources Ltd.(1)(2)	19,742	6,673
Mineral Resources Ltd.(1)	14,717	636,078
Minerals 260 Ltd.(1)	256,150	127,752
Monadelphous Group Ltd.	9,579	221,052
Myer Holdings Ltd.(1)(2)	116,600	31,027
MyState Ltd.	12,570	40,679
Nanosonics Ltd.(1)	22,603	54,821
Navigator Global Investments Ltd.	39,483	71,040
Neuren Pharmaceuticals Ltd.(1)	13,900	128,789
New Hope Corp. Ltd.(2)	51,084	170,258
nib holdings Ltd.	51,390	234,296
Nick Scali Ltd.	7,824	103,644
Nickel Industries Ltd.(1)	200,327	143,601
Nine Entertainment Co. Holdings Ltd.	134,633	101,058
Novonix Ltd.(1)(2)	28,389	7,167
NRW Holdings Ltd.	44,642	207,418
Nufarm Ltd.(1)	31,697	46,454

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Nuix Ltd.(1)	18,498	$25,109
Objective Corp. Ltd.	2,395	22,073
OFX Group Ltd.(1)	13,665	6,468
Omni Bridgeway Ltd.(1)	8,781	9,898
oOh!media Ltd.	67,807	49,383
Ora Banda Mining Ltd.(1)	140,134	129,556
Orora Ltd.	112,524	171,586
Paladin Energy Ltd.(1)	2,472	23,555
Paladin Energy Ltd.(1)(2)	2,223	20,958
Pantoro Gold Ltd.(1)	38,920	160,347
Peninsula Energy Ltd.(1)(2)	24,751	13,204
Perenti Ltd.	88,779	148,453
Perpetual Ltd.	9,519	125,465
Perseus Mining Ltd.	148,915	640,104
PEXA Group Ltd.(1)	12,581	134,391
Praemium Ltd.	40,519	22,013
Premier Investments Ltd.	8,514	81,432
PWR Holdings Ltd.	7,565	53,938
Qualitas Ltd.	12,434	27,412
Ramelius Resources Ltd.	157,478	517,371
Redox Ltd.	16,452	37,345
Regal Partners Ltd.	18,261	42,098
Regis Resources Ltd.	86,316	584,231
Reliance Worldwide Corp. Ltd.	61,938	146,832
Renascor Resources Ltd.(1)(2)	77,467	4,690
Resolute Mining Ltd.(1)	224,225	238,336
Ricegrowers Ltd.	6,360	59,845
Ridley Corp. Ltd.	28,525	58,450
Sandfire Resources Ltd.(1)	45,871	657,971
SEEK Ltd.	32,092	378,762
Select Harvests Ltd.(1)	15,266	43,765
Service Stream Ltd.	61,020	90,295
Silex Systems Ltd.(1)(2)	28,045	137,810
Silver Mines Ltd.(1)(2)	243,940	40,812
Sims Ltd.	16,366	255,624
SiteMinder Ltd.(1)(2)	25,677	65,813
SKS Technologies Group Ltd.	7,470	23,550
SmartGroup Corp. Ltd.	12,128	76,015
Southern Cross Electrical Engineering Ltd.	24,072	51,205
SRG Global Ltd.	59,099	122,051
St Barbara Ltd.(1)	152,444	90,265
Stanmore Resources Ltd.	33,089	62,079
Star Entertainment Group Ltd.(1)	197,523	17,569
Steadfast Group Ltd.	32,264	101,044
Strickland Metals Ltd.(1)(2)	165,823	28,310
Strike Energy Ltd.(1)	201,624	13,870
Super Retail Group Ltd.	17,461	192,803
Superloop Ltd.(1)	49,846	104,559
Supply Network Ltd.(2)	1,330	33,602
Syrah Resources Ltd.(1)(2)	100,472	16,822
Tasmea Ltd.	11,291	31,177
Telix Pharmaceuticals Ltd.(1)(2)	27	195
Temple & Webster Group Ltd.(1)	4,883	28,614

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Terracom Ltd.(1)(2)	20,664	$972
Treasury Wine Estates Ltd.	50,899	164,359
Tuas Ltd.(1)	30,653	140,425
Turaco Gold Ltd.(1)	50,632	28,523
Tyro Payments Ltd.(1)	48,709	30,310
Universal Store Holdings Ltd.	7,988	53,242
Vault Minerals Ltd.(1)	131,730	553,966
Ventia Services Group Pty. Ltd.	74,866	312,111
Viva Energy Group Ltd.	113,510	143,015
Vulcan Energy Resources Ltd.(1)	37,756	100,415
Washington H Soul Pattinson & Co. Ltd.	5,599	152,317
WEB Travel Group Ltd.(1)	932	2,139
Webjet Group Ltd.	10,427	4,121
West African Resources Ltd.(1)	121,382	303,111
Westgold Resources Ltd.	37,799	209,837
Whitehaven Coal Ltd.	87,512	485,949
Wildcat Resources Ltd.(1)	135,310	45,218
Zip Co. Ltd.(1)	2,162	2,938
		24,525,114
Austria — 1.1%
AT&S Austria Technologie & Systemtechnik AG(1)	10,730	649,478
CA Immobilien Anlagen AG	10,963	342,274
CPI Europe AG(1)	9,184	174,205
DO & Co. AG	1,883	481,298
FACC AG(1)	6,427	118,765
Lenzing AG(1)	5,147	148,568
Oesterreichische Post AG	10,662	441,504
Palfinger AG	3,493	160,004
Porr AG	6,214	286,373
SBO AG	1,961	82,495
Semperit AG Holding	438	6,977
Zumtobel Group AG	2,963	14,638
		2,906,579
Belgium — 1.3%
AGFA-Gevaert NV(1)	2,610	1,473
Barco NV	15,185	194,508
Bekaert SA	6,293	324,786
bpost SA(1)	10,741	27,175
CMB Tech NV	24,506	358,997
EVS Broadcast Equipment SA	2,123	85,405
Fagron(2)	6,636	178,478
Galapagos NV, ADR(1)	5,712	192,266
Gimv NV	908	50,214
Kinepolis Group NV	449	14,427
Melexis NV(2)	4,556	305,522
Ontex Group NV(1)(2)	3,733	20,446
Proximus SADP	29,096	239,949
Recticel SA	7,316	99,336
Solvay SA(2)	11,380	373,803
Tessenderlo Group SA	3,992	126,249
Umicore SA	23,499	500,808
VGP NV(2)	2,835	367,943
		3,461,785

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Canada — 11.6%
5N Plus, Inc.(1)	7,695	$167,321
Abaxx Technologies, Inc.(1)(2)	2,929	90,723
Acadian Timber Corp.(2)	302	3,726
ADENTRA, Inc.	1,707	47,191
Advantage Energy Ltd.(1)	10,464	80,088
Aecon Group, Inc.	4,161	115,949
AGF Management Ltd., Class B	4,089	61,513
Air Canada(1)	11,301	170,917
Algoma Steel Group, Inc.	5,208	23,863
Algonquin Power & Utilities Corp.	46,456	324,908
Allied Gold Corp.(1)(2)	6,131	194,081
Altius Minerals Corp.	3,008	106,268
Altus Group Ltd.(2)	40	1,370
Americas Gold & Silver Corp.(1)(2)	20,059	196,906
Amerigo Resources Ltd.	11,305	51,384
Andean Precious Metals Corp.(1)(2)	3,246	24,987
Aris Mining Corp.(1)	15,004	339,888
Aritzia, Inc.(1)	5,131	454,325
Arizona Metals Corp.(1)	296	143
Atco Ltd., Class I	4,808	228,618
Athabasca Oil Corp.(1)	33,547	216,916
Atrium Mortgage Investment Corp.	2,056	17,891
AutoCanada, Inc.(1)	1,459	28,216
Avino Silver & Gold Mines Ltd.(1)(2)	13,812	132,850
B2Gold Corp.	91,857	564,321
Badger Infrastructure Solutions Ltd.	2,356	126,276
Ballard Power Systems, Inc.(1)(2)	23,106	49,632
Bausch Health Cos., Inc.(1)	18,917	112,194
Baytex Energy Corp.	55,693	213,945
Birchcliff Energy Ltd.	17,446	87,610
Bird Construction, Inc.	3,533	82,416
Bitfarms Ltd.(1)(2)	8,473	18,635
Black Diamond Group Ltd.	3,453	43,642
Boralex, Inc., A Shares	5,072	103,221
Boston Pizza Royalties Income Fund	570	10,664
Boyd Group, Inc.	1,181	206,139
BRP, Inc.	1,905	139,672
Canada Goose Holdings, Inc.(1)(2)	2,869	35,335
Canada Packers, Inc.	827	11,422
Canadian Tire Corp. Ltd., Class A(2)	2,929	410,839
Canfor Corp.(1)	2,056	20,725
Capital Power Corp.	8,367	392,756
Capstone Copper Corp.(1)	53,904	557,594
Cardinal Energy Ltd.	8,212	59,420
Cargojet, Inc.	413	28,891
Cascades, Inc.	4,161	36,697
Cenovus Energy, Inc.	19,468	433,732
Centerra Gold, Inc.	15,494	325,657
CES Energy Solutions Corp.	16,618	205,037
Chorus Aviation, Inc.	702	12,732
Cineplex, Inc.(1)(2)	10	78
Cogeco Communications, Inc.	853	45,250

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Cogeco, Inc.	263	$14,193
Computer Modelling Group Ltd.	4,161	12,415
Defi Technologies, Inc.(1)(2)	34,679	24,152
Definity Financial Corp.	4,831	241,824
Discovery Silver Corp.(1)(2)	59,552	492,028
Docebo, Inc.(1)	1,246	21,521
Doman Building Materials Group Ltd.	1,101	8,419
DPM Metals, Inc.	18,328	793,557
DREAM Unlimited Corp., Class A	2,056	33,492
Dynacor Group, Inc.	1,378	6,809
ECN Capital Corp.	210	471
Eldorado Gold Corp.	13,947	647,735
Endeavour Silver Corp.(1)	22,646	315,107
Enerflex Ltd.	9,172	205,825
Enghouse Systems Ltd.	2,198	28,521
Ensign Energy Services, Inc.(1)(2)	4,161	11,043
EQB, Inc.	2,056	173,819
Equinox Gold Corp. (Toronto)(1)	40,447	759,095
ERO Copper Corp.(1)	7,550	258,263
Exchange Income Corp.	1,550	123,495
Extendicare, Inc.	4,988	97,197
Fiera Capital Corp.	5,614	24,036
Finning International, Inc.	9,455	637,427
Firm Capital Mortgage Investment Corp.	2,327	21,000
First Majestic Silver Corp.	16,779	536,810
First Mining Gold Corp.(1)	101,337	47,546
Foran Mining Corp.(1)(2)	20,655	111,145
Fortuna Mining Corp.(1)	21,073	287,967
Freehold Royalties Ltd.	10,568	136,279
Frontera Energy Corp.	1,755	14,667
G Mining Ventures Corp.(1)	12,643	517,751
Galiano Gold, Inc.(1)	17,776	62,031
Gibson Energy, Inc.	9,173	197,105
goeasy Ltd.	996	78,407
GoGold Resources, Inc.(1)	28,033	75,218
GoldMining, Inc.(1)	14,111	24,000
Hammond Power Solutions, Inc.	243	34,972
Headwater Exploration, Inc.	14,366	132,280
High Liner Foods, Inc.	668	7,948
Hudbay Minerals, Inc.	31,540	893,678
Hut 8 Corp.(1)	2,477	131,835
i-80 Gold Corp.(1)(2)	52,123	108,904
IAMGOLD Corp.(1)	35,814	881,139
Imperial Metals Corp.(1)	6,982	52,824
Interfor Corp.(1)(2)	3,137	22,906
International Petroleum Corp.(1)(2)	5,208	118,856
IsoEnergy Ltd.(1)	2,784	32,839
Jamieson Wellness, Inc.	1,496	41,358
Journey Energy, Inc.(1)	2,056	6,195
K92 Mining, Inc.(1)	17,875	430,871
K-Bro Linen, Inc.	706	19,145
Kelt Exploration Ltd.(1)	10,464	66,587
Kinaxis, Inc.(1)	1,223	116,118

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Labrador Iron Ore Royalty Corp.	4,257	$97,433
Laurentian Bank of Canada	2,784	82,027
Leon's Furniture Ltd.	1,497	31,267
Lightspeed Commerce, Inc.(1)	2,125	19,177
Linamar Corp.	2,893	199,385
Lithium Americas Corp.(1)(2)	23,422	118,479
Lithium Argentina AG(1)(2)	3,105	25,085
Magellan Aerospace Corp.	972	17,458
Major Drilling Group International, Inc.(1)(2)	6,173	82,454
Maple Leaf Foods, Inc.	6,114	125,637
Martinrea International, Inc.	4,161	32,671
Mattr Corp.(1)	4,161	26,051
MCAN Mortgage Corp.	2,559	46,244
MDA Space Ltd.(1)	9,099	263,821
Medical Facilities Corp.	1,314	16,376
Meren Energy, Inc.	27,263	43,571
Methanex Corp.	3,656	184,455
Montage Gold Corp.(1)	19,140	238,540
MTY Food Group, Inc.	931	28,257
Mullen Group Ltd.	5,316	67,227
Neo Performance Materials, Inc.	3,129	63,610
New Gold, Inc.(1)	67,572	907,532
New Pacific Metals Corp.(1)	3,105	17,710
NexGen Energy Ltd.(1)(2)	31,919	407,163
North American Construction Group Ltd.	2,056	34,426
North West Co., Inc.	2,954	121,231
Northern Dynasty Minerals Ltd.(1)(2)	36,787	56,904
Northland Power, Inc.	20,119	322,423
Nouveau Monde Graphite, Inc.(1)	5,265	11,734
Obsidian Energy Ltd.(1)(2)	4,161	32,701
OceanaGold Corp.	20,200	859,061
Onex Corp.	4,419	328,594
Orezone Gold Corp.(1)	26,029	52,476
Orla Mining Ltd.	22,334	483,012
Paramount Resources Ltd., A Shares	5,623	111,302
Parex Resources, Inc.	7,959	124,515
Pason Systems, Inc.	4,023	36,424
Pet Valu Holdings Ltd.	5,112	106,771
PetroTal Corp.	41,936	12,298
Peyto Exploration & Development Corp.	13,218	256,114
PHX Energy Services Corp.	3,105	27,430
Pine Cliff Energy Ltd.	12,565	6,540
Pizza Pizza Royalty Corp.	2,056	25,217
PMET Resources, Inc.(1)	9,598	38,137
PrairieSky Royalty Ltd.	6,369	145,398
Precision Drilling Corp.(1)	1,000	86,742
Premium Brands Holdings Corp.	3,164	245,897
Propel Holdings, Inc.(2)	1,884	29,019
Quebecor, Inc., Class B	2,601	107,564
Quipt Home Medical Corp.(1)	1,000	3,614
Real Matters, Inc.(1)(2)	4,161	19,065
Richelieu Hardware Ltd.	2,961	94,514
Rogers Sugar, Inc.	8,069	38,983

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Russel Metals, Inc.	3,512	$123,688
Saturn Oil & Gas, Inc.(1)	7,313	17,853
Savaria Corp.	25	463
Seabridge Gold, Inc.(1)(2)	2,042	80,464
Secure Waste Infrastructure Corp.	13,619	188,902
Silvercorp Metals, Inc.	17,776	247,083
South Bow Corp.	9,748	313,440
Spartan Delta Corp.(1)(2)	11,626	93,328
Spin Master Corp., VTG Shares	1,733	24,457
Sprott, Inc.	1,567	254,134
SSR Mining, Inc.(1)	14,539	467,597
Stella-Jones, Inc.	3,690	253,232
Steppe Gold Ltd.(1)	7,553	10,078
StorageVault Canada, Inc.	12,609	45,757
Strathcona Resources Ltd.	3,285	71,766
SunOpta, Inc.(1)(2)	7,320	47,117
Superior Plus Corp.	14,526	69,965
Surge Energy, Inc.	5,208	30,812
Talisker Resources Ltd.(1)(2)	15,916	21,353
Talon Metals Corp.(1)	7,064	43,501
Tamarack Valley Energy Ltd.	39,318	293,721
Taseko Mines Ltd.(1)	29,039	258,659
TerraVest Industries, Inc.(2)	946	101,996
Timbercreek Financial Corp.	5,238	25,959
Topaz Energy Corp.	1,400	31,981
Torex Gold Resources, Inc.	7,067	430,584
Total Energy Services, Inc.	2,056	27,282
TransAlta Corp.	23,126	317,886
Transcontinental, Inc., Class A	3,915	66,759
Trican Well Service Ltd.	16,325	77,912
Triple Flag Precious Metals Corp.	5,348	221,126
Trisura Group Ltd.(1)(2)	2,762	94,480
Uranium Royalty Corp.(1)(2)	10,222	43,839
Valeura Energy, Inc.(1)	7,312	59,019
Vermilion Energy, Inc.	12,177	130,782
Vox Royalty Corp.	4,325	27,810
Vox Royalty Corp.(2)	4,171	26,603
Wajax Corp.	2,056	47,359
Wesdome Gold Mines Ltd.(1)	11,551	227,116
West Fraser Timber Co. Ltd.	2,310	153,362
Western Copper & Gold Corp.(1)	13,454	46,259
Westshore Terminals Investment Corp.	2,206	51,752
Whitecap Resources, Inc.	15,077	150,543
Winpak Ltd.(2)	2,056	72,621
		29,903,535
China — 0.0%
China Beststudy Education Group	5,000	2,184
Denmark — 1.7%
AL Sydbank	4,207	377,202
ALK-Abello AS(1)	413	14,384
Alm Brand AS	77,195	200,570
Bavarian Nordic AS(1)	6,772	211,012
cBrain AS	673	7,009

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Chemometec AS	1,755	$116,196
D/S Norden AS	2,285	102,462
Dfds AS(1)	2,119	34,656
FLSmidth & Co. AS	4,651	411,728
GN Store Nord AS(1)	517	7,619
Green Hydrogen Systems AS(1)	1,379	45
H&H International AS, B Shares(1)	923	12,376
Harboes Bryggeri AS, Class B	85	1,563
ISS AS	9,352	332,580
Netcompany Group AS(1)	2,359	120,598
Nilfisk Holding AS(1)	738	16,242
NKT AS(1)	4,966	641,886
NTG Nordic Transport Group AS(1)	893	24,078
Per Aarsleff Holding AS	1,734	219,530
Ringkjoebing Landbobank AS	1,624	423,529
Royal Unibrew AS	4,002	394,470
Schouw & Co. AS	1,153	123,184
Skjern Bank	121	5,612
Solar AS, B Shares	297	9,348
SP Group AS	676	41,658
Sparekassen Sjaelland-Fyn AS	786	44,978
TORM PLC, Class A	6,088	178,660
Zealand Pharma AS(1)	3,982	230,498
		4,303,673
Finland — 1.0%
Anora Group OYJ	3,524	17,261
Bittium OYJ	3,052	96,652
Citycon OYJ(1)	11,918	53,556
Endomines Finland OYJ(1)	46	1,625
Finnair OYJ(1)(2)	12,800	52,525
F-Secure OYJ	8,368	15,922
Harvia OYJ	84	3,667
Hiab OYJ, B Shares	3,616	207,766
Huhtamaki OYJ	3,360	125,496
Incap OYJ(1)(2)	1,235	15,068
Kalmar OYJ, B Shares	4,866	279,390
Kemira OYJ	11,141	269,979
Kojamo OYJ(1)	12,851	149,548
Mandatum OYJ	31,054	250,413
Marimekko OYJ	3,524	46,636
Metsa Board OYJ, Class B(2)	11,224	41,660
Nokian Renkaat OYJ(2)	14,953	188,117
Outokumpu OYJ	45,474	307,044
Puuilo OYJ	10,233	146,234
Raisio OYJ, V Shares	5,305	17,534
Revenio Group OYJ	89	1,951
TietoEVRY OYJ	6,348	141,693
Tokmanni Group Corp.(2)	4,744	44,892
YIT OYJ(1)(2)	13,494	45,414
		2,520,043
France — 2.9%
Alten SA	2,927	219,042
Antin Infrastructure Partners SA	3,278	37,244

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Aperam SA	4,955	$260,211
Aramis Group SAS(1)	2,650	11,856
Arkema SA	4,075	296,763
Assystem SA	490	26,396
Atos SE(1)(2)	249	11,833
Beneteau SACA	4,317	40,858
Boiron SA	503	16,249
Caisse Regionale de Credit Agricole Mutuel Nord de France	992	32,029
Carbios SACA(1)	1,883	20,303
Catana Group	1,910	6,074
Cie des Alpes	2,434	83,445
Clariane SE(1)	29,403	140,399
Coface SA	11,451	211,816
Derichebourg SA	13,424	148,914
Elior Group SA	11,506	37,739
Equasens	185	7,749
Eramet SA(2)	943	65,614
Etablissements Maurel et Prom SA	8,992	95,827
Eurazeo SE	3,173	186,453
Euroapi SA(1)(2)	699	1,765
Eutelsat Communications SACA(1)(2)	22,381	59,370
Exail Technologies SA(1)(2)	1,266	186,092
Exosens SAS	3,256	239,645
FDJ UNITED	2,678	81,236
Fnac Darty SA	1,221	51,139
Forvia SE(1)	21,247	301,485
Genfit SA(1)	3,969	42,141
GL Events SACA	1,493	59,780
ID Logistics Group SACA(1)	327	153,771
Imerys SA	3,937	113,528
JCDecaux SE	6,030	124,318
Kaufman & Broad SA	1,408	53,957
La Francaise De L'energie SACA(1)	292	11,599
Louis Hachette Group	11,587	23,460
Lumibird(1)	620	16,519
Maisons du Monde SA(1)(2)	2,033	3,256
Manitou BF SA	979	27,188
Mersen SA	1,975	64,773
Metropole Television SA(2)	2,793	38,166
Nexans SA	1,913	274,806
Nexity SA(1)(2)	5,073	56,989
North Atlantic Energies(2)	350	16,067
Opmobility	7,143	142,937
OVH Groupe SA(1)(2)	3,697	40,431
Pluxee NV(2)	5,288	70,580
Pullup Entertainment(2)	582	8,464
Remy Cointreau SA(2)	2,461	120,873
ReWorld Media SA	1,661	3,267
Robertet SA	97	100,125
Rubis SCA	3,224	138,670
Seche Environnement SACA(2)	4	317
SES SA	50,465	375,706
SMCP SA(1)(2)	4,957	40,043

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Societe BIC SA	2,922	$187,895
SOITEC(1)	687	33,128
Solutions 30 SE(1)(2)	10,332	10,722
STIF SA(2)	262	18,901
Sword Group(2)	681	25,139
Teleperformance SE	3,753	226,925
Television Francaise 1 SA(2)	5,066	43,379
Trigano SA	1,105	218,681
Ubisoft Entertainment SA(1)(2)	9,103	44,660
Valeo SE	27,323	394,025
Vallourec SACA(2)	25,055	586,205
Valneva SE(1)(2)	13,556	76,164
Vicat SACA	2,078	174,159
Virbac SACA	434	189,293
Viridien(1)	577	74,757
Vivendi SE	46,981	122,040
Voltalia SA(1)(2)	5,202	43,290
Vusion(2)	544	76,476
X-Fab Silicon Foundries SE(1)	6,930	38,197
		7,583,313
Germany — 3.5%
1&1 AG	3,078	87,763
2G Energy AG	748	33,686
7C Solarparken AG(1)	2,920	5,565
Adesso SE	215	15,817
Adtran Networks SE	754	20,059
AIXTRON SE	9,692	313,509
All for One Group SE	174	7,701
Alzchem Group AG	444	77,643
Amadeus Fire AG	354	12,152
Aroundtown SA(1)	54,314	196,039
Atoss Software SE	692	71,847
Aumann AG	374	6,331
Aumovio SE(1)	973	48,263
Aurubis AG	2,082	421,847
Basler AG(1)	289	5,361
BayWa AG(1)	27	101
Bechtle AG	6,008	241,402
Befesa SA	2,462	97,976
Bijou Brigitte AG	207	11,280
Bilfinger SE	3,086	432,072
Bitcoin Group SE	349	11,981
Borussia Dortmund GmbH & Co. KGaA	5,757	21,341
BRANICKS Group AG(1)	1,069	2,385
CANCOM SE	1,792	50,339
Ceconomy AG(1)	10,784	57,541
Cewe Stiftung & Co. KGaA	341	40,387
Clearvise AG	680	1,108
Datagroup SE	129	11,077
Dermapharm Holding SE	288	13,619
Deutsche Beteiligungs AG	750	22,185
Deutsche Pfandbriefbank AG	9,558	40,335
Deutsche Rohstoff AG	359	30,780

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Deutz AG	10,562	$155,247
Douglas AG(1)	1,172	16,248
Draegerwerk AG & Co. KGaA	86	7,652
Draegerwerk AG & Co. KGaA, Preference Shares	370	39,220
Duerr AG	3,094	88,951
Eckert & Ziegler SE	975	17,657
Einhell Germany AG, Preference Shares	324	32,336
Elmos Semiconductor SE	288	49,608
ElringKlinger AG	1,341	6,907
Fielmann Group AG	1,889	102,956
flatexDEGIRO SE	6,902	250,075
Fraport AG Frankfurt Airport Services Worldwide(1)	1,788	174,952
Freenet AG	5,096	166,551
Friedrich Vorwerk Group SE	572	54,214
FUCHS SE, Preference Shares	4,722	203,916
Grand City Properties SA	5,185	67,909
Grenke AG	1,961	33,787
Heidelberger Druckmaschinen AG(1)	22,400	37,556
HelloFresh SE(1)	10,745	60,958
Hornbach Holding AG & Co. KGaA	856	86,581
HUGO BOSS AG	3,516	154,616
Indus Holding AG	1,191	42,939
Init Innovation in Traffic Systems SE	452	23,705
Instone Real Estate Group SE	754	8,368
IONOS Group SE(1)	4,401	119,975
Jenoptik AG	3,862	127,570
JOST Werke SE	854	67,696
Jungheinrich AG, Preference Shares	3,506	132,176
K&S AG	14,299	253,165
Kloeckner & Co. SE	4,164	53,907
Koenig & Bauer AG(1)	756	8,095
Kontron AG	2,843	78,352
Krones AG	924	144,677
Lang & Schwarz AG	611	17,390
Lanxess AG	5,550	124,768
LEG Immobilien SE	3,046	254,820
MBB SE	118	28,396
Medios AG(1)	180	3,598
Mutares SE & Co. KGaA	1,068	39,125
Nagarro SE	434	28,609
Nordex SE(1)	10,230	516,277
Norma Group SE	2,292	42,661
Patrizia SE	3,129	30,132
Pentixapharm Holding AG(1)	39	95
Pfeiffer Vacuum Technology AG	193	37,633
Platform Group SE & Co. KGaA(1)	506	2,305
ProCredit Holding AG	1,788	17,805
PSI Software SE(1)	453	23,703
Puma SE	7,588	210,966
RENK Group AG	2,727	183,755
SAF-Holland SE	3,376	79,193
Salzgitter AG	1,799	114,821
Schaeffler AG	7,182	87,492

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Schott Pharma AG & Co. KGaA	656	$11,353
Secunet Security Networks AG	119	26,531
SGL Carbon SE(1)	4,540	20,871
Siltronic AG	1,107	74,610
Sixt SE	942	73,026
Sixt SE, Preference Shares	1,146	74,013
SMA Solar Technology AG(1)	1,322	49,792
Stabilus SE	780	17,384
Steico SE	360	10,716
STO SE & Co. KGaA, Preference Shares	163	23,706
STRATEC SE	619	15,486
Stroeer SE & Co. KGaA	1,975	80,654
Suedzucker AG	5,196	62,156
SUSS MicroTec SE	1,424	91,658
TAG Immobilien AG	14,040	273,855
TeamViewer SE(1)	7,653	41,671
Technotrans SE	487	15,787
thyssenkrupp AG	28,400	350,435
Tkms AG& Co. KGaA(1)	1,408	159,759
United Internet AG	6,283	207,178
Verbio SE(1)	1,816	58,554
VIB Vermoegen AG	245	2,661
Vossloh AG	664	64,096
Wacker Chemie AG	1,332	127,040
Wacker Neuson SE	2,147	52,701
Wuestenrot & Wuerttembergische AG	1,474	28,796
		9,136,047
Hong Kong — 1.5%
APAC Resources Ltd.	80,000	36,614
Baozun, Inc., ADR(1)	550	1,380
Bright Smart Securities & Commodities Group Ltd.(1)(2)	36,000	39,422
Cafe de Coral Holdings Ltd.(2)	24,000	14,189
Chia Tai Enterprises International Ltd.(1)	6,500	4,936
Chow Sang Sang Holdings International Ltd.	29,000	51,553
CITIC Telecom International Holdings Ltd.	129,000	43,189
Citychamp Watch & Jewellery Group Ltd.(1)	34,000	573
Comba Telecom Systems Holdings Ltd.	178,000	47,889
Cowell e Holdings, Inc.(1)(2)	33,000	117,982
Crypto Flow Technology Ltd.(1)	16,000	4,546
Crystal International Group Ltd.	20,500	19,480
Dah Sing Banking Group Ltd.	55,200	92,323
Dah Sing Financial Holdings Ltd.	26,400	143,302
Deep Source Holdings Ltd.(1)	430,000	47,862
Dream International Ltd.	14,000	16,391
EC Healthcare(1)	1,000	73
E-Commodities Holdings Ltd.	18,000	1,952
Emperor Watch & Jewellery Ltd.	240,000	10,684
First Pacific Co. Ltd.	212,000	171,223
Giordano International Ltd.	30,000	5,872
Great Eagle Holdings Ltd.	17,000	38,790
Guotai Junan International Holdings Ltd.	115,000	41,092
Hang Lung Group Ltd.	97,000	207,939
Hao Tian International Construction Investment Group Ltd.(1)(2)	216,000	1,574

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
HKBN Ltd.	44,000	$41,448
Hong Kong Technology Venture Co. Ltd.	4,000	745
Hong Kong Zcloud Technology Construction Ltd.(1)	64,000	51,946
Hutchison Telecommunications Hong Kong Holdings Ltd.	90,000	13,569
Hysan Development Co. Ltd.	81,000	225,754
IGG, Inc.	67,000	26,959
Impro Precision Industries Ltd.(2)	29,000	32,233
Johnson Electric Holdings Ltd.	48,500	191,617
JS Global Lifestyle Co. Ltd.(1)	87,500	20,247
Karrie International Holdings Ltd.	50,000	17,161
Kerry Properties Ltd.	47,500	152,955
Luk Fook Holdings International Ltd.	39,000	146,634
Man Wah Holdings Ltd.	148,400	96,652
Melco International Development Ltd.(1)	96,000	51,848
Midland Holdings Ltd.(1)	34,000	14,550
Mobvista, Inc.(1)	38,000	57,467
New World Development Co. Ltd.(1)(2)	190,000	263,079
Pacific Basin Shipping Ltd.	500,000	221,026
Pacific Textiles Holdings Ltd.	15,000	2,548
PAX Global Technology Ltd.	48,000	29,788
Plover Bay Technologies Ltd.	14,000	15,447
Singamas Container Holdings Ltd.	78,000	6,779
SJM Holdings Ltd.(1)(2)	302,000	92,926
Stella International Holdings Ltd.(2)	69,500	134,028
SUNeVision Holdings Ltd.(2)	51,000	43,892
Television Broadcasts Ltd.(1)	29,500	11,452
Texhong International Group Ltd.	2,000	1,712
Time Interconnect Technology Ltd.	41,000	101,908
TradeGo Fintech Ltd.(1)	52,000	9,619
Truly International Holdings Ltd.	46,000	5,804
United Energy Group Ltd.	842,000	70,259
United Laboratories International Holdings Ltd.(2)	32,000	53,210
Value Partners Group Ltd.	83,000	25,260
Vitasoy International Holdings Ltd.(2)	54,000	49,119
VSTECS Holdings Ltd.	72,000	72,934
VTech Holdings Ltd.	17,500	144,139
WK Group Holdings Ltd.(1)	150,000	19,325
Yue Yuen Industrial Holdings Ltd.	127,500	302,616
		3,979,485
Ireland — 0.2%
Cairn Homes PLC	2,217	6,236
Glenveagh Properties PLC(1)	102,987	273,946
Origin Enterprises PLC	9,111	45,537
Uniphar PLC	47,175	226,737
		552,456
Israel — 4.2%
Ackerstein Group Ltd.	6,161	18,682
Africa Israel Residences Ltd.	364	32,125
Airport City Ltd.(1)	4,137	72,658
Alony Hetz Properties & Investments Ltd.	12,746	149,783
Altshuler Shaham Finance Ltd.	3,342	5,945
Amot Investments Ltd.	20,695	137,375
Analyst IMS Investment Management Services Ltd.	10	431

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Argo Properties NV(1)	1,632	$63,954
Aryt Industries Ltd.	3,115	58,968
Ashdod Refinery Ltd.(1)	435	7,915
Ashtrom Group Ltd.	3,031	65,837
AudioCodes Ltd.	899	6,419
Aura Investments Ltd.	12,581	83,206
Ayalon Holdings Ltd.	1,065	44,347
B Communications Ltd.(1)	1,594	5
Bezeq The Israeli Telecommunication Corp. Ltd.	111,073	292,891
Big Shopping Centers Ltd.	1,542	371,582
Blue Square Real Estate Ltd.	362	48,702
Camtek Ltd.(1)	848	141,283
Carasso Motors Ltd.(1)	3,213	36,538
Cellcom Israel Ltd.	11,777	137,279
Ceragon Networks Ltd.(1)	1,673	3,798
Clal Insurance Enterprises Holdings Ltd.	6,927	518,130
Cognyte Software Ltd.(1)	3,161	22,411
Danel Adir Yeoshua Ltd.	273	38,504
Danya Cebus Ltd.	988	55,502
Delek Automotive Systems Ltd.	4,270	26,668
Delek Group Ltd.	545	167,209
Delta Galil Ltd.	1,026	49,762
Direct Finance of Direct Group 2006 Ltd.	107	16,718
Doral Group Renewable Energy Resources Ltd.(1)	10,869	208,972
El Al Israel Airlines	22,532	112,357
Electra Consumer Products 1970 Ltd.	1,082	29,278
Electra Ltd.	2,514	76,354
Energix-Renewable Energies Ltd.	13,727	87,472
Enlight Renewable Energy Ltd.(1)	11,603	795,902
Equital Ltd.(1)	1,539	70,830
Etoro Group Ltd., Class A(1)	1,714	52,568
Fattal Holdings 1998 Ltd.(1)	655	128,462
FIBI Holdings Ltd.	1,236	129,180
Fox Wizel Ltd.	736	66,538
G City Ltd.	5,373	13,469
Gilat Satellite Networks Ltd.(1)	2,711	41,737
Hagag Group Real Estate Development(1)	1,031	8,399
Harel Insurance Investments & Financial Services Ltd.	6,429	338,273
Hilan Ltd.	1,476	94,513
IBI Investment House Ltd.	277	32,733
IDI Insurance Co. Ltd.	999	72,925
IES Holdings Ltd.(1)	3	420
Inmode Ltd.(1)	2,674	36,767
Inrom Construction Industries Ltd.	8,362	53,444
Isracard Ltd.	15,685	74,679
Israel Canada TR Ltd.	13,818	86,579
Israel Corp. Ltd.	248	64,088
Isras Holdings Ltd.(1)	183	19,023
Isras Investment Co. Ltd.	81	21,719
Isrotel Ltd.	1,679	87,788
Ituran Location & Control Ltd.	1,091	52,368
Kamada Ltd.	3,079	26,835
Kenon Holdings Ltd.	1,784	141,156

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Kornit Digital Ltd.(1)	1,479	$22,614
Kvutzat Acro Ltd.	754	11,166
Land Development Nimrodi Group Ltd.	438	5,431
M Yochananof & Sons Ltd.	342	39,490
Malam - Team Ltd.(1)	578	17,220
Malam-Team Holding Ltd.(1)	183	9,299
Matrix IT Ltd.	3,562	107,503
Max Stock Ltd.	8,594	75,603
Maytronics Ltd.(1)	1,803	2,020
Mega Or Holdings Ltd.	2,207	359,560
Melisron Ltd.	15	2,032
Menora Mivtachim Holdings Ltd.	1,724	246,644
Meshek Energy Renewable Energies Ltd.(1)	33,474	119,085
Meshulam Levinstein Contracting & Engineering Ltd.	129	24,647
Migdal Insurance & Financial Holdings Ltd.(1)	68,735	372,315
Mivne Real Estate KD Ltd.	48,705	202,066
Mivtach Shamir Holdings Ltd.	406	55,750
Nano-X Imaging Ltd.(1)	125	296
Nayax Ltd.(1)	1,095	55,120
Neto Malinda Trading Ltd.	1,069	62,061
Next Vision Stabilized Systems Ltd.	4,908	559,918
Nexxen International Ltd.(1)	1,638	10,549
Novolog Ltd.	14,600	5,651
Oddity Tech Ltd., Class A(1)	20	235
OG Rimon Consulting Ltd.(1)	1,664	60,255
Oil Refineries Ltd.	231,338	75,414
One Software Technologies Ltd.	3,161	61,025
OPC Energy Ltd.(1)	8,025	253,347
Orbit Technologies Ltd.(1)	1,053	14,316
Orion Retail Properties Ltd.(1)	650	550
OY Nofar Energy Ltd.(1)	1,997	105,747
Palram Industries 1990 Ltd.	755	13,008
Partner Communications Co. Ltd.	17,561	214,869
Paz Retail & Energy Ltd.	605	148,643
Perion Network Ltd.(1)	1,682	13,941
Polyram Plastic Industries Ltd.	1,423	4,346
Prashkovsky Investments & Construction Ltd.(1)	731	40,304
Priortech Ltd.(1)	195	17,171
Qualitau Ltd.	350	76,166
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	732	94,103
Retailors Ltd.	1,908	21,044
Scope Metals Group Ltd.	335	21,837
Shapir Engineering & Industry Ltd.	53	553
Shikun & Binui Ltd.(1)	19,413	102,331
Shufersal Ltd.	18,121	254,080
SimilarWeb Ltd.(1)	597	1,546
Strauss Group Ltd.	4,268	188,236
Summit Real Estate Holdings Ltd.	2,864	51,807
Tadiran Group Ltd.	5	318
Tamar Petroleum Ltd.	3,049	31,853
Tel Aviv Stock Exchange Ltd.	6,928	337,908
Telsys Ltd.	209	15,015
YD More Investments Ltd.	3,218	40,889

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
YH Dimri Construction & Development Ltd.	765	$108,861
ZIM Integrated Shipping Services Ltd.	9,331	269,013
		10,704,226
Italy — 2.5%
ACEA SpA	6,032	187,035
Amplifon SpA	3,208	49,757
Ariston Holding NV	5,110	30,317
Arnoldo Mondadori Editore SpA	10,885	26,527
Avio SpA	3,610	151,459
Azimut Holding SpA	13,250	546,045
Banca IFIS SpA(2)	3,516	101,975
Banca Sistema SpA(1)	7,733	14,486
Banco di Desio e della Brianza SpA	3,731	40,116
BFF Bank SpA(1)	25,318	112,721
Biesse SpA	607	4,313
Brembo NV	13,700	162,402
Cairo Communication SpA(1)	5,800	18,824
Cembre SpA	568	50,233
Cementir Holding NV	6,133	115,432
CIR SpA-Compagnie Industriali(1)	73,737	63,078
Credito Emiliano SpA	8,395	154,278
d'Amico International Shipping SA	3,759	34,540
Danieli & C Officine Meccaniche SpA(2)	1,395	111,367
Danieli & C Officine Meccaniche SpA, Preference Shares	4,746	264,032
Datalogic SpA	1,031	5,245
De' Longhi SpA	6,286	288,198
Digital Bros SpA(1)(2)	289	3,948
Digital Value SpA(2)	462	15,695
doValue SpA(1)	10,253	29,805
El.En. SpA(2)	5,484	91,537
Enav SpA	30,324	197,479
Equita Group SpA	2,552	17,638
ERG SpA	6,420	189,171
Esprinet SpA	1,661	11,871
Eurogroup Laminations SpA(2)	4,187	6,927
Ferretti SpA(2)	10,474	47,861
Fila SpA	3,927	43,760
Fincantieri SpA(1)(2)	7,340	124,313
GPI SpA	1,030	21,043
GVS SpA(1)(2)	1,178	5,554
Industrie De Nora SpA	2,836	22,297
Intercos SpA(2)	5,129	74,835
Iren SpA	63,699	213,502
Italian Sea Group SpA	1,167	2,784
Iveco Group NV(2)	21,636	490,113
Juventus Football Club SpA(1)(2)	533	1,473
Maire SpA	15,922	288,173
MARR SpA	4,430	49,415
MFE-MediaForEurope NV, Class A	18,641	68,065
MFE-MediaForEurope NV, Class B(2)	6,009	28,437
NewPrinces SpA(1)	1,588	39,617
Nexi SpA(2)	16,851	68,829
OVS SpA	19,483	113,989

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Pharmanutra SpA	280	$22,173
Piaggio & C SpA(2)	13,409	28,633
RAI Way SpA	8,785	63,976
Reply SpA	1,085	116,082
Safilo Group SpA(1)	18,671	41,478
Saipem SpA(2)	77,806	327,141
Salvatore Ferragamo SpA(1)	6,854	54,445
Sanlorenzo SpA(2)	1,109	43,657
Sesa SpA(2)	759	69,029
Sogefi SpA(2)	6,531	23,635
SOL SpA	4,563	278,196
Tamburi Investment Partners SpA(2)	10,945	122,816
Technogym SpA	12,110	265,569
TREVI - Finanziaria Industriale SpA(1)	33,001	31,273
Webuild SpA(2)	54,974	213,828
Wiit SpA(2)	860	27,013
Zignago Vetro SpA(2)	3,484	31,950
		6,561,405
Japan — 31.8%
& ST HD Co. Ltd.	1,700	32,603
77 Bank Ltd.	4,600	289,124
A&D HOLON Holdings Co. Ltd.(2)	2,500	45,121
AB & Company Co. Ltd.	800	6,519
Abalance Corp.	1,000	3,980
Achilles Corp.	200	2,294
AD Works Group Co. Ltd.(2)	5,900	17,556
ADEKA Corp.(2)	8,500	260,843
Ad-sol Nissin Corp.	1,200	13,833
Advanced Media, Inc.	700	4,965
Adventure, Inc.	100	1,219
Aeon Fantasy Co. Ltd.	600	10,076
AEON Financial Service Co. Ltd.	12,000	135,546
Aeon Hokkaido Corp.	4,100	23,953
Aeon Kyushu Co. Ltd.	600	11,084
Ahresty Corp.	1,600	9,646
Ai Holdings Corp.	120	2,244
Aica Kogyo Co. Ltd.	3,600	91,603
Aichi Corp.	1,100	10,317
Aichi Electric Co. Ltd.	100	5,784
Aichi Financial Group, Inc.	4,600	194,100
Aichi Steel Corp.	2,400	53,765
Aichi Tokei Denki Co. Ltd.	800	17,082
Aida Engineering Ltd.	2,100	15,984
Aidma Holdings, Inc.	400	4,871
Aiful Corp.	37,600	124,530
AIMECHATEC Ltd.	500	58,261
Ain Holdings, Inc.	2,600	102,191
Aiphone Co. Ltd.	700	13,248
Air Water, Inc.	18,300	254,109
Airport Facilities Co. Ltd.(2)	2,100	14,108
Airtrip Corp.	600	2,887
Aisan Industry Co. Ltd.	3,800	55,778
AIT Corp.	200	2,938

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Akatsuki, Inc.	600	$11,821
Akebono Brake Industry Co. Ltd.(1)	12,200	11,605
Akita Bank Ltd.	1,500	53,821
Albis Co. Ltd.	100	1,776
Alconix Corp.(2)	2,800	59,165
Alfresa Holdings Corp.	17,300	297,346
Alinco, Inc.	300	2,278
Alleanza Holdings Co. Ltd.	300	2,800
Allied Telesis Holdings KK(2)	5,100	9,676
Alpen Co. Ltd.	1,800	25,619
Alpha Systems, Inc.	100	2,374
AlphaPolis Co. Ltd.	700	6,038
Alps Alpine Co. Ltd.	18,500	276,958
ALSOK Co. Ltd.	35,500	291,650
Altech Corp.	300	5,077
Amano Corp.	3,200	83,848
Amiya Corp.	400	7,794
Amiyaki Tei Co. Ltd.	600	5,683
Amuse, Inc.	100	1,347
Amvis Holdings, Inc.	2,900	9,685
Anabuki Kosan, Inc.	100	1,860
Anest Iwata Corp.	1,800	20,211
Anicom Holdings, Inc.	4,100	32,318
Anritsu Corp.	12,900	248,329
Anycolor, Inc.	2,900	71,829
AnyMind Group, Inc.	1,000	3,310
AOKI Holdings, Inc.	3,500	40,567
Aoyama Trading Co. Ltd.	4,300	72,472
Aoyama Zaisan Networks Co. Ltd.	1,100	9,651
Aozora Bank Ltd.	9,800	177,111
Appier Group, Inc.	4,200	22,211
Arakawa Chemical Industries Ltd.	300	2,985
Arata Corp.	2,400	47,317
Araya Industrial Co. Ltd.	300	11,229
ARCLANDS Corp.	5,987	75,057
Arcs Co. Ltd.	3,700	92,400
ARE Holdings, Inc.	8,700	253,203
Arealink Co. Ltd.	3,000	24,606
Argo Graphics, Inc.	6,700	68,746
Arisawa Manufacturing Co. Ltd.	3,100	52,453
Artience Co. Ltd.	2,200	61,964
Artnature, Inc.	300	1,577
Artner Co. Ltd.	100	1,311
As One Corp.	4,400	64,176
Asahi Co. Ltd.	2,100	17,637
Asahi Diamond Industrial Co. Ltd.(2)	4,100	43,183
Asahi Kogyosha Co. Ltd.	1,900	57,977
Asahi Net, Inc.	400	1,774
Asahi Printing Co. Ltd.	300	1,744
Asahi Yukizai Corp.(2)	1,100	35,725
Asanuma Corp.	7,200	52,943
Asax Co. Ltd.	300	1,800
Ascentech KK	600	5,099

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Asia Pile Holdings Corp.(2)	2,000	$20,220
ASKA Pharmaceutical Holdings Co. Ltd.	900	14,361
Astena Holdings Co. Ltd.	2,400	7,834
Asteria Corp.(2)	900	7,183
Atom Corp.(1)	100	402
Atrae, Inc.	500	2,372
Aucnet, Inc.	2,000	31,271
Autobacs Seven Co. Ltd.	6,500	74,012
Avant Group Corp.	2,400	21,884
Awa Bank Ltd.	3,500	133,973
Axial Retailing, Inc.	4,700	39,252
Axyz Co. Ltd.	100	2,547
AZ-COM MARUWA Holdings, Inc.	2,800	17,735
AZOOM Co. Ltd.	400	11,522
Bando Chemical Industries Ltd.	2,200	33,618
Bank of Iwate Ltd.	1,700	77,161
Bank of Nagoya Ltd.	3,900	147,623
Bank of Saga Ltd.	1,400	46,384
Bank of the Ryukyus Ltd.(2)	4,500	70,528
Baroque Japan Ltd.	300	1,477
Base Co. Ltd.	600	12,856
BASE, Inc.	4,900	9,963
baudroie, Inc.	800	9,648
Beauty Garage, Inc.	400	3,475
Belc Co. Ltd.	1,000	51,632
Bell System24 Holdings, Inc.	3,500	33,339
Belluna Co. Ltd.	3,300	20,893
Bengo4.com, Inc.(1)	1,200	18,745
Bewith, Inc.	100	1,174
Bic Camera, Inc.	8,600	99,615
BIPROGY, Inc.	1,900	57,692
Blue Zones Holdings Co. Ltd.	2,100	129,491
BML, Inc.	2,100	58,544
Bookoff Group Holdings Ltd.	100	1,222
Bourbon Corp.	200	4,289
Br Holdings Corp.	800	2,705
Broadleaf Co. Ltd.	4,800	22,105
BRONCO BILLY Co. Ltd.	100	2,696
Buffalo, Inc.	800	27,005
Bushiroad, Inc.	5,400	9,836
Business Brain Showa-Ota, Inc.	200	3,937
Business Engineering Corp.	3,600	32,625
BuySell Technologies Co. Ltd.	1,800	67,441
C Uyemura & Co. Ltd.	800	110,859
CAC Holdings Corp.	800	9,908
Calbee, Inc.	8,200	162,202
Carlit Co. Ltd.(2)	1,300	25,197
Casio Computer Co. Ltd.	100	1,005
Cawachi Ltd.	1,000	21,207
CCI Group, Inc.	20,400	137,443
Celsys, Inc.(2)	2,100	18,124
Central Automotive Products Ltd.	2,400	34,864
Central Glass Co. Ltd.	2,500	70,591

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Central Security Patrols Co. Ltd.	200	$3,925
Central Sports Co. Ltd.	100	1,580
Change Holdings, Inc.	2,200	14,085
Charm Care Corp. KK	1,300	12,137
Chiba Kogyo Bank Ltd.(2)	3,400	53,324
Chikaranomoto Holdings Co. Ltd.	800	7,763
Chiyoda Co. Ltd.	1,500	10,674
Chiyoda Corp.(1)	20,300	171,790
Chiyoda Integre Co. Ltd.	200	4,373
Chofu Seisakusho Co. Ltd.	1,100	15,173
Chori Co. Ltd.	100	2,979
Chubu Shiryo Co. Ltd.	1,600	20,348
Chubu Steel Plate Co. Ltd.(2)	1,400	21,387
Chudenko Corp.	1,900	62,469
Chuetsu Pulp & Paper Co. Ltd.	100	1,303
Chugai Ro Co. Ltd.	500	16,529
Chugin Financial Group, Inc.	16,600	340,642
Chugoku Electric Power Co., Inc.(2)	34,500	240,333
Chugoku Marine Paints Ltd.	2,800	84,148
Chuo Spring Co. Ltd.(2)	1,400	30,334
Chuo Warehouse Co. Ltd.	300	3,322
Citizen Watch Co. Ltd.	21,700	265,551
CKD Corp.	5,200	184,037
CK-San-Etsu Co. Ltd.	100	3,026
Cleanup Corp.	500	3,424
CMK Corp.	8,200	32,861
Coca-Cola Bottlers Japan Holdings, Inc.	14,100	372,757
COLOPL, Inc.	5,100	14,486
Colowide Co. Ltd.(2)	8,600	103,355
Computer Engineering & Consulting Ltd.	2,400	30,667
Computer Institute of Japan Ltd.	4,100	13,799
COMSYS Holdings Corp.	10,600	390,206
Comture Corp.	1,500	14,396
Copro-Holdings Co. Ltd.	1,800	11,366
Core Concept Technologies, Inc.	500	3,570
Corona Corp.	300	2,129
Cosel Co. Ltd.	2,200	19,245
Cosmos Pharmaceutical Corp.	2,400	106,596
Cover Corp.(1)(2)	2,500	27,898
Create Restaurants Holdings, Inc.	25,200	118,913
Create SD Holdings Co. Ltd.	2,300	50,059
Creek & River Co. Ltd.	500	4,758
Cresco Ltd.	3,000	29,527
Cross Cat Co. Ltd.	200	1,300
CrowdWorks, Inc.(1)	400	1,718
CTI Engineering Co. Ltd.	1,500	33,512
CTS Co. Ltd.(2)	500	3,111
CUC, Inc.(1)	500	3,199
Curves Holdings Co. Ltd.	5,600	29,314
Cyber Security Cloud, Inc.(2)	1,300	13,818
Cybertrust Japan Co. Ltd.	400	3,255
Cybozu, Inc.(2)	2,000	28,689
Dai Nippon Toryo Co. Ltd.	400	3,825

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Daicel Corp.	19,900	$208,896
Dai-Dan Co. Ltd.	10,700	250,378
Daido Metal Co. Ltd.(2)	3,200	25,098
Daido Steel Co. Ltd.	10,600	161,552
Daiei Kankyo Co. Ltd.	2,900	71,802
Daihatsu Infinearth Mfg Co. Ltd.	1,500	24,620
Daihen Corp.	1,200	111,622
Daiho Corp.	2,000	11,459
Dai-Ichi Cutter Kogyo KK	200	2,074
Daiichi Jitsugyo Co. Ltd.	400	9,142
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.(2)	300	5,394
Daiichikosho Co. Ltd.	4,200	46,722
Daiki Aluminium Industry Co. Ltd.	1,400	13,357
Daikoku Denki Co. Ltd.	700	12,046
Daikokutenbussan Co. Ltd.(2)	400	14,244
Daikyonishikawa Corp.	2,000	12,080
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	700	22,603
Daio Paper Corp.	8,100	60,795
Daiseki Co. Ltd.	2,000	50,725
Daishi Hokuetsu Financial Group, Inc.	24,800	323,529
Daishinku Corp.	900	3,957
Daisue Construction Co. Ltd.	500	14,256
Daito Pharmaceutical Co. Ltd.	220	2,071
Daitron Co. Ltd.	1,200	23,117
Daiwabo Holdings Co. Ltd.	6,200	126,851
DCM Holdings Co. Ltd.	9,900	108,010
Dear Life Co. Ltd.	1,400	10,124
Demae-Can Co. Ltd.(1)	400	366
DeNA Co. Ltd.(2)	7,400	125,974
Denka Co. Ltd.(2)	5,400	127,124
Dentsu Soken, Inc.	2,100	26,543
Dexerials Corp.	18,400	303,488
DIC Corp.	8,200	232,687
Digital Arts, Inc.	700	25,235
Digital Hearts Holdings Co. Ltd.	300	1,722
Digital Holdings, Inc.	100	1,282
Digital Information Technologies Corp.	1,400	9,450
Dip Corp.	2,600	33,688
DKK Co. Ltd.	100	2,169
DKS Co. Ltd.	700	55,361
DMG Mori Co. Ltd.	12,200	241,591
Doshisha Co. Ltd.	2,300	54,666
Double Standard, Inc.	200	1,942
Doutor Nichires Holdings Co. Ltd.	2,600	49,889
Dowa Holdings Co. Ltd.	3,700	273,296
DTS Corp.	12,900	94,316
Duskin Co. Ltd.	2,200	60,874
DyDo Group Holdings, Inc.	1,600	26,642
Dynapac Co. Ltd.	100	1,627
Eagle Industry Co. Ltd.	2,400	52,570
Earth Corp.	300	9,776
EAT&HOLDINGS Co. Ltd.	100	1,273
Ebara Foods Industry, Inc.	100	1,760

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Ebase Co. Ltd.	500	$1,394
Eco's Co. Ltd.	100	1,969
EDION Corp.	7,500	107,781
eGuarantee, Inc.	3,500	38,731
Ehime Bank Ltd.	4,100	49,606
Eiken Chemical Co. Ltd.(2)	200	4,031
Eizo Corp.(2)	3,000	44,197
EJ Holdings, Inc.	300	3,717
Elan Corp.	100	493
Elecom Co. Ltd.	3,000	34,416
Electric Power Development Co. Ltd.(2)	13,700	327,187
EM Systems Co. Ltd.	3,500	15,994
Endo Lighting Corp.	800	15,260
Enigmo, Inc.	200	552
Enplas Corp.	800	72,692
Enshu Truck Co. Ltd.	100	2,439
Envipro Holdings, Inc.	1,800	11,627
eRex Co. Ltd.	2,800	13,197
ERI Holdings Co. Ltd.	300	9,156
ES-Con Japan Ltd.	200	1,468
ESPEC Corp.	2,000	49,426
Eternal Hospitality Group Co. Ltd.	500	11,906
eWeLL Co. Ltd.	400	5,995
ExaWizards, Inc.(1)(2)	6,200	28,902
Exedy Corp.	2,200	87,146
EXEO Group, Inc.	19,300	369,823
FaithNetwork Co. Ltd.	1,200	7,365
FALCO HOLDINGS Co. Ltd.	200	3,493
Fast Accounting Co. Ltd.	200	1,122
Fast Fitness Japan, Inc.	700	10,312
FCC Co. Ltd.	4,100	101,213
f-code, Inc.(1)	400	4,034
Feed One Co. Ltd.	1,700	14,503
Ferrotec Corp.	3,800	154,216
FFRI Security, Inc.(2)	400	21,011
Fibergate, Inc.	300	1,345
FIDEA Holdings Co. Ltd.	1,700	23,815
Financial Partners Group Co. Ltd.	3,700	49,525
FINDEX, Inc.	300	1,785
Fintech Global, Inc.	13,100	12,987
First Bank of Toyama Ltd.(2)	6,400	111,388
First Juken Co. Ltd.	200	1,612
Fit Easy, Inc.	900	14,830
Fixstars Corp.(2)	1,600	15,857
FJ Next Holdings Co. Ltd.	400	4,985
Food & Life Cos. Ltd.	500	32,268
Forval Corp.	200	1,442
Foster Electric Co. Ltd.(2)	2,200	43,998
FP Corp.	3,100	56,023
FP Partner, Inc.	400	6,253
France Bed Holdings Co. Ltd.	100	876
Freebit Co. Ltd.	800	8,188
Fronteo, Inc.(1)	1,700	10,329

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Fudo Tetra Corp.	900	$22,932
Fuji Co. Ltd.	2,800	37,633
Fuji Corp. /Aichi	8,100	314,922
Fuji Corp. Ltd.	500	2,977
Fuji Kyuko Co. Ltd.	2,000	30,657
Fuji Oil Co. Ltd.	800	20,426
Fuji Pharma Co. Ltd.(2)	1,100	16,916
Fuji Seal International, Inc.	2,400	44,221
Fujibo Holdings, Inc.	1,100	77,064
Fujicco Co. Ltd.	1,000	10,538
Fujii Sangyo Corp.	100	2,680
Fujikura Composites, Inc.	1,200	20,852
Fujimi, Inc.	3,300	69,502
Fujishoji Co. Ltd.	100	676
Fujita Kanko, Inc.	3,700	55,742
Fujiya Co. Ltd.	600	9,694
FuKoKu Co. Ltd.	700	9,026
Fukuda Corp.	800	40,256
Fukuda Denshi Co. Ltd.	1,600	102,940
Fukui Bank Ltd.(2)	2,300	51,910
Fukui Computer Holdings, Inc.	700	15,408
Fukuyama Transporting Co. Ltd.	1,900	68,164
FULLCAST Holdings Co. Ltd.	1,500	16,218
Fumakilla Ltd.	200	1,515
Funai Soken Holdings, Inc.	4,600	34,112
Furukawa Co. Ltd.	2,500	93,224
Furukawa Electric Co. Ltd.	5,300	949,603
Furuno Electric Co. Ltd.	2,100	106,424
Furuya Metal Co. Ltd.	1,800	88,092
Furyu Corp.	800	6,441
Fuso Chemical Co. Ltd.(2)	1,500	91,870
Fuso Pharmaceutical Industries Ltd.	100	1,613
Futaba Corp.	2,400	11,554
Futaba Industrial Co. Ltd.	6,000	44,956
Future Corp.	3,000	34,947
Fuyo General Lease Co. Ltd.	5,200	154,556
G-7 Holdings, Inc.	400	3,871
GA Technologies Co. Ltd.	2,000	21,512
Gakken Holdings Co. Ltd.	3,000	20,495
Gakkyusha Co. Ltd.	100	1,569
Gakujo Co. Ltd.	200	2,438
Galilei Co. Ltd.	2,400	60,076
GENDA, Inc.(1)(2)	2,700	10,883
Geniee, Inc.(1)	700	4,596
Genki Global Dining Concepts Corp.	700	13,486
Genky DrugStores Co. Ltd.	1,700	48,881
GENOVA, Inc.	200	805
Geo Holdings Corp.	2,600	29,889
Gift Holdings, Inc.	600	16,158
giftee, Inc.	1,200	7,951
Giken Ltd.	1,400	22,071
Global Link Management KK	800	12,363
Global Security Experts, Inc.	400	6,858

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
GLOBERIDE, Inc.	1,100	$16,656
Glory Ltd.(2)	3,600	95,817
GLtechno Holdings, Inc.	310	8,018
GMO Financial Holdings, Inc.(2)	2,600	15,878
GMO internet group, Inc.	4,600	88,356
Godo Steel Ltd.(2)	700	18,180
Goldcrest Co. Ltd.	600	12,829
Goldwin, Inc.	2,700	42,579
Good Com Asset Co. Ltd.(2)	1,200	11,955
Gourmet Kineya Co. Ltd.	300	1,929
Grandy House Corp.	300	1,244
GREE Holdings, Inc.	4,200	10,636
Greens Co. Ltd.	500	7,640
grems, Inc.	600	10,401
GS Yuasa Corp.	9,800	348,102
GSI Creos Corp.	1,200	21,495
G-Tekt Corp.	2,100	27,748
Gun-Ei Chemical Industry Co. Ltd.	100	3,553
Gunma Bank Ltd.(2)	18,300	264,542
Gunze Ltd.	3,100	94,091
H.U. Group Holdings, Inc.	5,500	118,299
H2O Retailing Corp.	9,400	147,163
Hachijuni Nagano Bank Ltd.	3,900	51,814
Hagihara Industries, Inc.	300	3,562
Hagiwara Electric Holdings Co. Ltd.	700	17,824
Hagoromo Foods Corp.	100	2,229
Hakuhodo DY Holdings, Inc.(2)	18,800	140,978
Hakuto Co. Ltd.(2)	1,200	34,015
Halows Co. Ltd.	700	22,004
Hamakyorex Co. Ltd.	5,800	72,819
Hanwa Co. Ltd.	3,000	172,088
Happinet Corp.(2)	3,000	61,073
Harima Chemicals Group, Inc.	300	2,017
Hashimoto Sogyo Holdings Co. Ltd.	200	1,849
Hazama Ando Corp.	12,500	171,193
HEALIOS KK(1)	4,400	12,395
Heiwa Corp.	4,300	55,584
Heiwado Co. Ltd.	2,000	38,538
Helios Techno Holding Co. Ltd.	600	5,350
Hennge KK(2)	1,400	9,009
Hibino Corp.	100	2,608
Hiday Hidaka Corp.	2,000	40,336
HI-LEX Corp.	2,400	61,369
Hino Motors Ltd.(1)	8,300	24,295
Hioki EE Corp.	800	39,691
Hirakawa Hewtech Corp.	1,400	39,346
Hirano Tecseed Co. Ltd.(2)	200	2,450
Hirata Corp.	2,500	48,781
Hirogin Holdings, Inc.	26,600	328,964
Hirose Tusyo, Inc.	100	2,432
Hiroshima Electric Railway Co. Ltd.	300	1,288
HIS Co. Ltd.	4,400	36,040
Hisaka Works Ltd.	1,100	12,838

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Hochiki Corp.(2)	1,500	$61,647
Hoden Seimitsu Kako Kenkyusho Co. Ltd.	400	10,848
Hodogaya Chemical Co. Ltd.	400	6,119
Hogy Medical Co. Ltd.	1,400	60,164
Hokkaido Coca-Cola Bottling Co. Ltd.	100	2,605
Hokkaido Electric Power Co., Inc.(2)	21,600	170,224
Hokkan Holdings Ltd.	200	3,226
Hokko Chemical Industry Co. Ltd.	1,600	19,227
Hokuetsu Corp.(2)	5,900	39,103
Hokuhoku Financial Group, Inc.(2)	11,100	443,377
Hokuriku Electric Power Co.	18,400	130,372
Hokuriku Electrical Construction Co. Ltd.	100	1,116
Hokuryo Co. Ltd.	600	12,312
Hokuto Corp.	1,100	14,170
H-One Co. Ltd.	1,200	11,376
Honeys Holdings Co. Ltd.	2,100	20,757
Horiba Ltd.	500	67,152
Hosiden Corp.	4,300	80,807
Hosokawa Micron Corp.	1,000	43,395
Hotland Holdings Co. Ltd.	1,600	20,001
House Foods Group, Inc.	4,700	92,944
Howa Machinery Ltd.	400	4,738
HS Holdings Co. Ltd.	2,100	17,511
Human Technologies, Inc.	400	3,770
Hyakugo Bank Ltd.	25,700	279,092
Hyakujushi Bank Ltd.	2,300	143,471
IBJ, Inc.	1,200	5,919
Ichigo, Inc.	20,800	59,009
Ichikoh Industries Ltd.	300	1,094
Ichinen Holdings Co. Ltd.	500	6,990
Ichiyoshi Securities Co. Ltd.	3,800	36,829
Icom, Inc.	100	2,042
IDEA Consultants, Inc.	500	14,618
Idec Corp.	1,600	33,830
IDOM, Inc.	3,000	29,530
Iino Kaiun Kaisha Ltd.(2)	8,100	86,242
IKK Holdings, Inc.	300	1,584
I'll, Inc.	800	12,066
Imuraya Group Co. Ltd.	200	3,288
IMV Corp.	1,100	28,703
Inaba Denki Sangyo Co. Ltd.	10,100	185,688
Inaba Seisakusho Co. Ltd.	200	2,235
Inabata & Co. Ltd.	3,100	86,475
Ines Corp.	400	5,437
Infomart Corp.	20,700	53,542
Inforich, Inc.(1)	300	8,692
Information Planning Co.	100	3,463
INFRONEER Holdings, Inc.	20,800	348,139
Innotech Corp.	1,600	29,836
Insource Co. Ltd.	3,600	16,753
Integral Corp.	800	16,761
Internet Initiative Japan, Inc.	11,300	164,740
Intloop, Inc.(1)	200	3,945

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Inui Global Logistics Co. Ltd.	2,000	$21,097
Iriso Electronics Co. Ltd.	1,700	41,721
ISB Corp.	100	1,281
Ise Chemicals Corp.	1,000	42,860
Iseki & Co. Ltd.(2)	1,600	21,825
Ishihara Chemical Co. Ltd.	200	3,709
Ishihara Sangyo Kaisha Ltd.	2,100	52,576
Istyle, Inc.(2)	5,100	15,821
Itfor, Inc.	1,400	15,636
ITmedia, Inc.(2)	600	7,327
Ito En Ltd.	4,500	87,576
Ito En Ltd., Preference Shares	1,700	19,790
Itochu Enex Co. Ltd.	3,500	46,757
Itochu-Shokuhin Co. Ltd.	600	50,398
Itoham Yonekyu Holdings, Inc.	2,760	114,000
Itoki Corp.	3,200	73,724
IwaiCosmo Holdings, Inc.	1,900	47,863
Iwatani Corp.	19,100	251,771
Iwatsuka Confectionery Co. Ltd.	100	2,134
Iyogin Holdings, Inc.	8,600	186,397
Izumi Co. Ltd.	7,200	47,868
J Front Retailing Co. Ltd.	12,100	199,435
J Trust Co. Ltd.	8,400	28,960
JAC Recruitment Co. Ltd.	8,400	48,211
Jaccs Co. Ltd.	2,300	65,162
Jade Group, Inc.	300	3,280
JAFCO Group Co. Ltd.(2)	4,000	63,405
JALCO Holdings, Inc.	100	273
Japan Airport Terminal Co. Ltd.	4,900	167,132
Japan Aviation Electronics Industry Ltd.	4,800	82,820
Japan Business Systems, Inc.	1,800	19,083
Japan Cash Machine Co. Ltd.	1,200	9,641
Japan Communications, Inc.(1)(2)	10,800	9,614
Japan Electronic Materials Corp.	1,400	71,726
Japan Elevator Service Holdings Co. Ltd.	16,200	168,355
Japan Engine Corp.	400	38,481
Japan Eyewear Holdings Co. Ltd.	300	3,833
Japan Lifeline Co. Ltd.	5,700	58,283
Japan Material Co. Ltd.	6,800	94,419
Japan Petroleum Exploration Co. Ltd.	17,800	272,473
Japan Property Management Center Co. Ltd.	300	2,640
Japan Pulp & Paper Co. Ltd.	8,900	65,810
Japan Securities Finance Co. Ltd.	300	4,551
Japan System Techniques Co. Ltd.	1,900	25,415
Japan Transcity Corp.	2,600	22,583
Japan Wool Textile Co. Ltd.	4,200	56,313
JBCC Holdings, Inc.	5,500	47,627
JCU Corp.	1,500	66,802
JDC Corp.	4,900	21,944
Jeol Ltd.(2)	3,100	136,277
JFE Systems, Inc.	200	2,759
JGC Holdings Corp.	13,000	205,962
JINS Holdings, Inc.	700	23,796

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
JINUSHI Co. Ltd.	100	$2,185
JK Holdings Co. Ltd.	300	2,998
J-Lease Co. Ltd.	1,400	12,936
JM Holdings Co. Ltd.	2,700	29,925
JMDC, Inc.	100	2,665
J-Oil Mills, Inc.	1,500	20,140
Joshin Denki Co. Ltd.	2,100	38,253
Joyful Honda Co. Ltd.	2,700	38,142
JP-Holdings, Inc.	5,200	26,132
JRC Co. Ltd.	500	4,694
JSB Co. Ltd.	700	15,691
JSP Corp.	600	11,199
JTEKT Corp.	26,300	360,970
Juki Corp.	100	492
Juroku Financial Group, Inc.(2)	3,200	210,594
Justsystems Corp.	1,600	40,217
JVCKenwood Corp.	15,400	127,887
Kadoya Sesame Mills, Inc.	100	3,360
Kaga Electronics Co. Ltd.	3,900	108,694
Kagome Co. Ltd.	5,500	102,113
Kakaku.com, Inc.	9,300	102,532
Kaken Pharmaceutical Co. Ltd.	200	5,688
Kamakura Shinsho Ltd.	3,200	11,441
Kameda Seika Co. Ltd.	200	5,566
Kamei Corp.	1,900	41,286
Kamigumi Co. Ltd.	8,300	309,104
Kanaden Corp.	300	4,535
Kanadevia Corp.	16,300	113,351
Kanagawa Chuo Kotsu Co. Ltd.	100	2,365
Kanamic Network Co. Ltd.	600	2,128
Kanamoto Co. Ltd.	3,100	86,409
Kandenko Co. Ltd.	3,900	174,251
Kaneka Corp.	3,100	104,781
Kaneko Seeds Co. Ltd.	200	1,963
Kanematsu Corp.	11,700	183,926
Kanemi Co. Ltd.	100	2,201
Kanro, Inc.	2,900	26,441
Kansai Paint Co. Ltd.(2)	11,200	198,182
Kanto Denka Kogyo Co. Ltd.	2,500	28,206
Kappa Create Co. Ltd.(2)	2,700	27,624
Kasumigaseki Capital Co. Ltd.	1,500	74,942
Kato Sangyo Co. Ltd.	1,600	70,058
Kato Works Co. Ltd.	100	1,142
Kawada Technologies, Inc.	1,200	42,383
Kawai Musical Instruments Manufacturing Co. Ltd.	100	1,903
KeePer Technical Laboratory Co. Ltd.(2)	700	16,365
Keihan Holdings Co. Ltd.	8,600	190,818
Keihanshin Building Co. Ltd.	3,000	41,741
Keikyu Corp.(2)	13,900	139,233
Keio Corp.	6,400	171,884
KEIWA, Inc.	300	2,634
Keiyo Bank Ltd.	10,500	151,050
Kenko Mayonnaise Co. Ltd.	200	2,963

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Kewpie Corp.	91	$2,611
KH Neochem Co. Ltd.	2,100	41,851
Kibun Foods, Inc.	300	2,094
Kidswell Bio Corp.(1)(2)	200	351
Kimura Kohki Co. Ltd.	100	9,840
Kinjiro Co. Ltd.	500	2,370
Kissei Pharmaceutical Co. Ltd.	2,700	86,720
Kita-Nippon Bank Ltd.	700	23,713
Kitanotatsujin Corp.	4,000	3,488
Kitoku Shinryo Co. Ltd.	700	9,769
Kitz Corp.	8,300	114,448
Kiyo Bank Ltd.	5,800	158,749
KNT-CT Holdings Co. Ltd.(1)	700	7,774
Koa Corp.	4,000	50,863
Koatsu Gas Kogyo Co. Ltd.	600	4,382
Kobe Electric Railway Co. Ltd.	100	1,623
Kodensha Co. Ltd.	400	17,631
Kohnan Shoji Co. Ltd.	1,700	47,143
Kohoku Kogyo Co. Ltd.	800	22,262
Kohsoku Corp.	300	6,636
Kojima Co. Ltd.	2,500	21,186
Komatsu Matere Co. Ltd.	500	2,962
Komatsu Wall Industry Co. Ltd.	1,000	19,552
KOMEDA Holdings Co. Ltd.	3,000	56,327
Komeri Co. Ltd.	2,800	65,684
Komori Corp.	3,200	37,246
Kondotec, Inc.	400	3,967
Konica Minolta, Inc.	58,500	223,213
Konishi Co. Ltd.	2,900	25,689
Konoike Transport Co. Ltd.	2,500	55,962
Kosaido Holdings Co. Ltd.	6,500	20,564
Koshidaka Holdings Co. Ltd.	4,100	30,704
Kotobuki Spirits Co. Ltd.	9,200	117,154
Kourakuen Corp.(1)	300	2,329
KPP Group Holdings Co. Ltd.	4,600	27,509
Krosaki Harima Corp.	1,500	40,336
KRS Corp.	900	18,807
K's Holdings Corp.	14,300	156,660
KU Holdings Co. Ltd.	300	2,556
kubell Co. Ltd.(1)	900	1,775
Kumagai Gumi Co. Ltd.(2)	9,900	127,708
Kumiai Chemical Industry Co. Ltd.(2)	4,700	22,098
Kura Sushi, Inc.(2)	700	16,757
Kurabo Industries Ltd.(2)	1,100	70,728
Kureha Corp.	2,100	65,850
Kurimoto Ltd.	2,500	28,405
Kuriyama Holdings Corp.	400	4,506
Kuroda Group Co. Ltd.	4,400	31,624
Kushikatsu Tanaka Holdings Co.	900	12,029
Kusuri No. Aoki Holdings Co. Ltd.	3,800	98,695
KYB Corp.(2)	2,800	94,627
Kyodo Printing Co. Ltd.	1,500	16,882
Kyoei Steel Ltd.	1,400	23,785

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Kyokuto Boeki Kaisha Ltd.	200	$2,841
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,500	56,025
Kyokuto Securities Co. Ltd.	1,500	18,226
Kyokuyo Co. Ltd.	700	24,366
Kyorin Pharmaceutical Co. Ltd.	3,600	39,830
Kyoritsu Maintenance Co. Ltd.(2)	1,000	17,125
Kyosan Electric Manufacturing Co. Ltd.	900	4,473
Kyowa Leather Cloth Co. Ltd.	300	2,318
Kyushu Financial Group, Inc.	34,100	291,405
Kyushu Leasing Service Co. Ltd.	200	1,942
Kyushu Railway Co.	12,000	304,848
LEC, Inc.	600	4,646
Leopalace21 Corp.	17,300	82,399
Life Corp.	4,000	69,538
Lifedrink Co., Inc.	3,200	25,025
LIFULL Co. Ltd.	9,100	12,598
LIKE, Inc.	100	1,036
Link & Motivation, Inc.	2,800	10,055
Lintec Corp.	5,200	181,447
Lion Corp.	25,900	304,567
LITALICO, Inc.	1,900	16,369
Lixil Corp.	26,800	314,893
Look Holdings, Inc.	100	1,626
Luckland Co. Ltd.	1,100	12,512
M&A Capital Partners Co. Ltd.	1,400	33,476
Mabuchi Motor Co. Ltd.	17,000	200,079
Macbee Planet, Inc.	500	4,692
Macnica Holdings, Inc.	13,300	235,058
Maeda Kosen Co. Ltd.	2,600	35,624
Maezawa Industries, Inc.	1,100	15,746
Maezawa Kasei Industries Co. Ltd.	900	14,079
Maezawa Kyuso Industries Co. Ltd.	300	3,360
Makino Milling Machine Co. Ltd.	500	37,214
Mamezo Co. Ltd.	400	9,014
Mamiya-Op Co. Ltd.	200	1,924
Mammy Mart Holdings Corp.	500	5,592
Mandom Corp.	2,400	49,546
Mani, Inc.	7,500	80,586
MarkLines Co. Ltd.	200	2,187
Mars Group Holdings Corp.	1,300	26,333
Marubun Corp.	1,300	10,592
Maruchiyo Yamaokaya Corp.	1,000	25,570
Marudai Food Co. Ltd.(2)	1,200	18,449
Maruha Nichiro Corp.	13,900	141,103
Marui Group Co. Ltd.	17,500	355,871
Maruichi Steel Tube Ltd.	18,200	189,361
Marumae Co. Ltd.	500	11,390
Marusan Securities Co. Ltd.	5,700	40,779
Maruwa Co. Ltd.	700	273,873
Maruzen CHI Holdings Co. Ltd.	500	1,103
Maruzen Showa Unyu Co. Ltd.	1,200	70,438
Marvelous, Inc.	500	1,631
Matsuda Sangyo Co. Ltd.(2)	1,600	89,754

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Matsui Securities Co. Ltd.	8,800	$53,832
Matsuoka Corp.	100	1,642
Matsuyafoods Holdings Co. Ltd.	700	27,027
Max Co. Ltd.	1,900	84,778
Maxell Ltd.	4,400	64,432
Maxvalu Tokai Co. Ltd.	200	4,816
MCJ Co. Ltd.	6,700	98,268
MEC Co. Ltd.	1,700	76,071
Media Do Co. Ltd.	200	2,117
Medikit Co. Ltd.	100	1,924
Medipal Holdings Corp.	12,400	242,997
Medley, Inc.(1)(2)	1,000	12,736
Megachips Corp.	1,100	64,234
Megmilk Snow Brand Co. Ltd.(2)	4,200	94,210
Meidensha Corp.	2,700	134,557
Meiji Shipping Group Co. Ltd.	200	985
Meiko Construction Co. Ltd.	200	2,387
Meiko Electronics Co. Ltd.	1,900	266,324
Meisei Industrial Co. Ltd.	2,200	28,540
MEITEC Group Holdings, Inc.	5,100	112,335
Meito Co. Ltd.	1,300	22,799
Meiwa Corp.	2,400	14,595
Meiwa Estate Co. Ltd.	200	1,510
Menicon Co. Ltd.(2)	7,000	85,426
Mercari, Inc.(1)	13,300	314,758
METAWATER Co. Ltd.	2,800	75,338
MicroAd, Inc.(1)	2,100	11,722
Micronics Japan Co. Ltd.	2,400	186,243
Midac Holdings Co. Ltd.	400	5,358
Mie Kotsu Group Holdings, Inc.	1,000	3,895
Milbon Co. Ltd.	2,300	41,377
MIMAKI ENGINEERING Co. Ltd.	1,300	15,471
Mipox Corp.	1,400	7,947
Mirai Industry Co. Ltd.	100	2,228
Miraial Co. Ltd.	100	872
Mirait One Corp.	8,600	223,484
Mirarth Holdings, Inc.	8,600	23,303
Miroku Jyoho Service Co. Ltd.	400	4,616
Mitachi Co. Ltd.	700	10,941
Mitani Sangyo Co. Ltd.	600	2,801
Mito Securities Co. Ltd.	1,200	5,245
Mitsuba Corp.	3,600	33,709
Mitsubishi Kakoki Kaisha Ltd.(2)	1,500	36,481
Mitsubishi Materials Corp.	11,600	445,114
Mitsubishi Motors Corp.	52,400	143,613
Mitsubishi Paper Mills Ltd.(2)	1,700	9,299
Mitsubishi Pencil Co. Ltd.	100	1,570
Mitsubishi Research Institute, Inc.	900	28,994
Mitsubishi Steel Manufacturing Co. Ltd.	500	6,791
Mitsuboshi Belting Ltd.	2,300	63,261
Mitsui DM Sugar Co. Ltd.	900	20,452
Mitsui E&S Co. Ltd.	10,300	516,270
Mitsui High-Tec, Inc.	10,400	58,138

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Mitsui Kinzoku Co. Ltd.	3,100	$728,457
Mitsui Matsushima Holdings Co. Ltd.	3,300	31,881
Mitsui-Soko Holdings Co. Ltd.	4,400	105,321
Mitsuuroko Group Holdings Co. Ltd.	1,600	24,032
Miura Co. Ltd.	9,100	187,502
MIXI, Inc.	2,100	36,079
Miyaji Engineering Group, Inc.(2)	1,800	22,344
Miyazaki Bank Ltd.	1,700	105,666
Miyoshi Oil & Fat Co. Ltd.	1,000	15,229
Mizuho Leasing Co. Ltd.	14,800	144,797
Mizuho Medy Co. Ltd.	1,100	13,578
Mizuno Corp.	3,400	88,316
Mochida Pharmaceutical Co. Ltd.	2,200	55,850
Modec, Inc.	3,300	283,647
Monogatari Corp.	3,100	99,354
Morinaga & Co. Ltd.	6,400	118,481
Morinaga Milk Industry Co. Ltd.	6,800	216,187
Moriroku Co. Ltd.	800	13,629
Morita Holdings Corp.	3,100	59,307
Morito Co. Ltd.	400	5,398
Moriya Transportation Engineering & Manufacturing Co. Ltd.	400	16,164
Morozoff Ltd.	800	7,885
Mory Industries, Inc.	500	3,269
MOS Food Services, Inc.(2)	2,500	68,449
MrMax Holdings Ltd.	500	2,557
MTG Co. Ltd.	1,100	40,376
Mugen Estate Co. Ltd.	100	1,652
m-up Holdings, Inc.	4,800	20,946
Musashi Seimitsu Industry Co. Ltd.	4,000	79,794
Musashino Bank Ltd.	3,000	125,044
Muto Seiko Co.	100	1,587
Nabtesco Corp.	5,900	191,240
Nachi-Fujikoshi Corp.	1,600	54,994
Nafco Co. Ltd.	300	4,460
Nagano Keiki Co. Ltd.	1,400	27,914
Nagase & Co. Ltd.	5,700	180,518
Nagase Brothers, Inc.	200	3,590
Nagoya Railroad Co. Ltd.(2)	16,700	197,244
Nakamuraya Co. Ltd.	100	2,127
Nakanishi, Inc.	5,800	101,248
Nakano Corp.	800	8,617
Nakayama Steel Works Ltd.	2,500	10,139
Namura Shipbuilding Co. Ltd.	5,000	177,362
Nankai Electric Railway Co. Ltd.	10,500	209,525
Nanto Bank Ltd.	2,300	112,444
Nareru Group, Inc.	200	3,118
NCD Co. Ltd./Shinagawa	800	17,660
NEC Capital Solutions Ltd.	500	14,025
Needs Well, Inc.	1,300	4,536
NEOJAPAN, Inc.	100	1,156
Net Protections Holdings, Inc.(1)	4,800	16,559
Neturen Co. Ltd.	3,100	29,888
New Art Holdings Co. Ltd.	220	2,343

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
New Cosmos Electric Co. Ltd.	100	$3,182
Nextage Co. Ltd.	5,000	122,870
NexTone, Inc.(1)	200	2,187
NHK Spring Co. Ltd.	16,900	324,304
Nicca Chemical Co. Ltd.	200	2,292
Nice Corp.	100	1,425
Nichias Corp.(2)	4,000	246,170
Nichiban Co. Ltd.	200	2,550
Nichicon Corp.	4,800	66,022
Nichiden Corp.	300	4,916
Nichiha Corp.	1,400	33,283
Nichimo Co. Ltd.	100	1,747
Nichirei Corp.	21,100	287,295
Nichireki Group Co. Ltd.	500	7,820
Nichirin Co. Ltd.	200	5,599
Nifco, Inc.	8,900	315,403
Nihon Dempa Kogyo Co. Ltd.(2)	1,500	12,759
Nihon Dengi Co. Ltd.(2)	1,400	109,190
Nihon Denkei Co. Ltd.	100	1,716
Nihon Flush Co. Ltd.	400	2,199
Nihon M&A Center Holdings, Inc.	28,100	129,771
Nihon Nohyaku Co. Ltd.(2)	3,600	25,141
Nihon Parkerizing Co. Ltd.	7,300	74,749
Nihon Tokushu Toryo Co. Ltd.	900	14,648
Nihon Trim Co. Ltd.	100	3,246
Nihon Yamamura Glass Co. Ltd.	100	2,231
Nikkiso Co. Ltd.	4,500	70,500
Nikko Co. Ltd.	600	3,370
Nippi, Inc.	200	18,728
Nippn Corp.	5,500	100,979
Nippon Air Conditioning Services Co. Ltd.	600	6,522
Nippon Aqua Co. Ltd.	100	540
Nippon Avionics Co. Ltd.	700	33,239
Nippon Beet Sugar Manufacturing Co. Ltd.	700	20,252
Nippon Carbon Co. Ltd.	500	16,151
Nippon Ceramic Co. Ltd.	1,100	27,519
Nippon Chemical Industrial Co. Ltd.	200	4,599
Nippon Chemi-Con Corp.(1)	1,500	18,074
Nippon Coke & Engineering Co. Ltd.(1)	12,200	10,851
Nippon Concrete Industries Co. Ltd.	400	923
Nippon Denko Co. Ltd.	8,500	25,519
Nippon Densetsu Kogyo Co. Ltd.	2,600	87,785
Nippon Dry-Chemical Co. Ltd.	500	40,073
Nippon Electric Glass Co. Ltd.	8,400	369,089
Nippon Fine Chemical Co. Ltd.	200	3,581
Nippon Gas Co. Ltd.	10,600	212,194
Nippon Kayaku Co. Ltd.	12,200	156,562
Nippon Kodoshi Corp.(2)	1,200	32,832
Nippon Light Metal Holdings Co. Ltd.	4,400	87,759
Nippon Paper Industries Co. Ltd.	10,000	84,351
Nippon Parking Development Co. Ltd.	21,300	39,147
Nippon Rietec Co. Ltd.	900	18,524
Nippon Seiki Co. Ltd.	5,000	91,310

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Nippon Seisen Co. Ltd.	300	$2,630
Nippon Sharyo Ltd.	1,000	27,205
Nippon Sheet Glass Co. Ltd.(1)	8,500	33,042
Nippon Shinyaku Co. Ltd.	6,700	221,173
Nippon Shokubai Co. Ltd.	8,900	144,966
Nippon Signal Co. Ltd.	4,300	49,546
Nippon Ski Resort Development Co. Ltd.	1,100	3,359
Nippon Soda Co. Ltd.(2)	2,700	72,327
Nippon Thompson Co. Ltd.	5,900	40,481
Nippon Yakin Kogyo Co. Ltd.	700	23,763
Nipro Corp.	16,600	169,226
Nishikawa Rubber Co. Ltd.	1,700	49,384
Nishimatsu Construction Co. Ltd.	1,700	74,748
Nishimatsuya Chain Co. Ltd.	2,100	29,776
Nishi-Nippon Financial Holdings, Inc.	14,500	412,783
Nishi-Nippon Railroad Co. Ltd.	3,400	70,846
Nishio Holdings Co. Ltd.	2,000	59,484
Nissan Shatai Co. Ltd.	4,000	28,280
Nissan Tokyo Sales Holdings Co. Ltd.	1,100	3,851
Nissei ASB Machine Co. Ltd.	600	35,518
Nissei Plastic Industrial Co. Ltd.	200	1,197
Nissha Co. Ltd.	2,300	20,037
Nisshin Group Holdings Co. Ltd.	600	3,161
Nisshin Oillio Group Ltd.	2,500	97,696
Nisshin Seifun Group, Inc.	21,100	295,171
Nisshinbo Holdings, Inc.	16,700	187,229
Nisso Holdings Co. Ltd.	100	442
Nissui Corp.	33,600	333,518
Nitta Corp.	1,400	42,452
NITTAN Corp.(2)	1,300	6,263
Nittetsu Mining Co. Ltd.(2)	3,500	93,664
Nitto Boseki Co. Ltd.	2,100	337,182
Nitto Fuji Flour Milling Co. Ltd.	100	4,572
Nitto Kogyo Corp.	2,500	77,713
Nitto Kohki Co. Ltd.	200	2,410
Nitto Seiko Co. Ltd.	2,800	14,546
Nittoc Construction Co. Ltd.	1,100	10,298
Nittoku Co. Ltd.	600	10,268
Noevir Holdings Co. Ltd.	1,500	45,260
Nohmi Bosai Ltd.	1,500	43,200
Nojima Corp.	20,800	155,336
NOK Corp.	8,300	176,550
Nomura Co. Ltd.	5,500	51,597
Nomura Micro Science Co. Ltd.(2)	2,900	65,336
Noritake Co. Ltd.	2,000	89,593
Noritsu Koki Co. Ltd.	3,400	49,291
Noritz Corp.	2,900	45,166
North Pacific Bank Ltd.	27,900	195,629
NPC, Inc.	2,200	11,626
NPR-RIKEN Corp.	2,500	72,935
NS United Kaiun Kaisha Ltd.	1,400	68,510
NSD Co. Ltd.	3,700	67,544
NSK Ltd.	35,400	318,467

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
NSW, Inc.	200	$3,158
NTN Corp.	59,000	159,526
Oat Agrio Co. Ltd.	100	1,537
Obara Group, Inc.	600	22,604
Ochi Holdings Co. Ltd.	200	2,047
Oenon Holdings, Inc.	800	2,475
Ogaki Kyoritsu Bank Ltd.	3,200	139,800
Ohashi Technica, Inc.	400	3,213
Ohba Co. Ltd.	200	1,574
Ohsho Food Service Corp.(2)	2,500	52,013
OIE Sangyo Co. Ltd.	100	1,758
Oiles Corp.	1,500	25,765
Oisix ra daichi, Inc.	2,000	18,231
Oita Bank Ltd.	1,400	89,804
Okabe Co. Ltd.	2,900	19,318
Okamoto Industries, Inc.	200	7,840
Okamoto Machine Tool Works Ltd.	400	12,642
Okamura Corp.	5,800	101,483
Okasan Securities Group, Inc.	14,500	92,373
Oki Electric Industry Co. Ltd.	9,600	197,724
Okinawa Cellular Telephone Co.	3,800	81,581
Okinawa Electric Power Co., Inc.	2,800	21,320
Okinawa Financial Group, Inc.	1,900	73,047
OKUMA Corp.	1,400	41,763
Okumura Corp.	2,300	107,505
Okura Industrial Co. Ltd.	500	16,760
Okuwa Co. Ltd.	600	3,396
One Career, Inc.	400	5,017
Onoken Co. Ltd.	400	3,827
Onward Holdings Co. Ltd.	10,100	52,795
Ootoya Holdings Co. Ltd.	100	4,839
Optex Group Co. Ltd.	4,000	81,829
Optim Corp.(1)	900	2,682
Optorun Co. Ltd.	2,200	47,689
Organo Corp.(2)	1,200	132,925
Orient Corp.	7,700	56,670
Oriental Consultants Holdings Co. Ltd.	200	4,066
Oriental Shiraishi Corp.	9,200	25,616
Osaka Organic Chemical Industry Ltd.	1,800	54,355
Osaka Steel Co. Ltd.(2)	600	10,015
OSAKA Titanium Technologies Co. Ltd.(2)	1,100	21,689
Osaki Electric Co. Ltd.	2,400	26,724
OSG Corp.	4,900	91,788
Oval Corp.	1,100	6,439
Oyo Corp.	1,200	23,900
Pacific Industrial Co. Ltd.	5,100	98,124
Pacific Metals Co. Ltd.	2,100	51,248
Pack Corp.	3,700	31,726
PAL GROUP Holdings Co. Ltd.	9,800	102,926
PALTAC Corp.	2,800	90,582
Park24 Co. Ltd.	11,000	158,163
Pasona Group, Inc.(2)	1,300	17,037
PCA Corp.	300	3,780

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Penta-Ocean Construction Co. Ltd.	33,100	$449,862
People Dreams & Technologies Group Co. Ltd.	100	1,070
PeptiDream, Inc.(1)	500	4,583
PHC Holdings Corp.	3,600	25,333
PIA Corp.(1)	300	5,815
Pigeon Corp.	11,000	121,347
PILLAR Corp.(2)	1,200	65,044
Pilot Corp.	2,900	90,521
Piolax, Inc.	1,900	21,877
PKSHA Technology, Inc.(1)(2)	1,400	30,648
Plaid, Inc.(1)	1,100	4,007
Plus Alpha Consulting Co. Ltd.	2,800	40,141
Pluszero, Inc.(1)	200	2,985
Polaris Holdings Co. Ltd.	300	378
Port, Inc.	1,200	18,548
PR Times Corp.	700	10,775
Premium Group Co. Ltd.	2,100	24,794
Premium Water Holdings, Inc.	100	2,601
Press Kogyo Co. Ltd.	8,900	57,238
Prestige International, Inc.	9,400	42,282
Prima Meat Packers Ltd.	2,100	39,066
Procrea Holdings, Inc.	2,600	49,555
Pronexus, Inc.	300	2,269
Pro-Ship, Inc.	1,400	13,346
PS Construction Co. Ltd.	2,100	45,991
QB Net Holdings Co. Ltd.	100	868
Qol Holdings Co. Ltd.	1,700	21,410
QPS Holdings, Inc.(1)	700	9,907
Quants Research Institute Holdings, Inc.	1,900	9,216
Quick Co. Ltd.	900	5,423
Raccoon Holdings, Inc.	1,000	4,198
Raito Kogyo Co. Ltd.	2,700	75,319
Raiznext Corp.	2,300	38,714
Raksul, Inc.(2)	3,800	46,376
Rakumachi, Inc.	600	3,939
Rakus Co. Ltd.	13,900	77,710
Rasa Industries Ltd.(2)	500	33,017
Relo Group, Inc.	8,900	109,857
Renaissance, Inc.	300	2,153
RenetJapanGroup, Inc.(1)	600	3,978
Rengo Co. Ltd.	18,300	182,748
RENOVA, Inc.(1)	4,000	18,877
Resorttrust, Inc.	16,900	209,690
Restar Corp.(2)	2,000	40,285
Retail Partners Co. Ltd.	1,700	14,959
Rheon Automatic Machinery Co. Ltd.	100	1,036
Rhythm Co. Ltd.	500	13,959
Ricoh Leasing Co. Ltd.(2)	1,500	61,574
Rigaku Holdings Corp.	9,600	115,273
Riken Keiki Co. Ltd.	2,500	57,880
Riken Technos Corp.	600	7,080
Riken Vitamin Co. Ltd.	1,900	37,720
Ringer Hut Co. Ltd.	2,000	28,793

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Rinnai Corp.	11,000	$286,489
Rion Co. Ltd.	100	1,949
Rise Consulting Group, Inc.	1,100	3,667
Riso Kagaku Corp.	1,200	9,881
Riso Kyoiku Group Corp.	1,500	1,938
Rokko Butter Co. Ltd.	300	2,350
Rorze Corp.	11,900	252,167
Round One Corp.	20,100	138,276
Royal Holdings Co. Ltd.	5,700	55,942
RS Technologies Co. Ltd.(2)	1,500	39,670
Ryobi Ltd.	2,100	40,596
RYODEN Corp.	700	16,653
Ryoyo Ryosan Holdings, Inc.	3,300	72,828
Ryoyu Systems Co. Ltd.	200	4,701
S Foods, Inc.	1,900	38,943
S&B Foods, Inc.	1,400	41,431
Sac's Bar Holdings, Inc.	400	2,178
Sagami Holdings Corp.	2,600	31,621
Saibu Gas Holdings Co. Ltd.	1,600	26,643
Saizeriya Co. Ltd.	3,400	152,621
Sakai Chemical Industry Co. Ltd.	900	23,918
Sakai Moving Service Co. Ltd.	2,300	43,109
Sakata INX Corp.	4,000	68,604
Sakata Seed Corp.	2,300	64,928
Sakura Internet, Inc.	100	1,932
Sala Corp.	200	1,565
Samco, Inc.	700	28,187
San Holdings, Inc.	400	3,875
San ju San Financial Group, Inc.	2,300	92,743
San-A Co. Ltd.	3,000	59,711
San-Ai Obbli Co. Ltd.	3,900	64,101
Sangetsu Corp.	4,700	100,892
San-In Godo Bank Ltd.(2)	12,200	137,912
SANIX HOLDINGS, Inc.(1)	100	136
Sanken Electric Co. Ltd.(1)(2)	800	39,447
Sanki Engineering Co. Ltd.	2,400	120,915
Sanko Gosei Ltd.	2,200	15,123
Sanko Metal Industrial Co. Ltd.	1,000	9,555
Sankyo Frontier Co. Ltd.	200	2,911
Sankyo Seiko Co. Ltd.	600	3,512
Sankyo Tateyama, Inc.	200	928
Sankyu, Inc.	3,300	212,265
Sanoh Industrial Co. Ltd.	2,000	11,345
Sansan, Inc.(1)	6,500	48,905
Sansei Technologies, Inc.	300	5,099
Sanshin Electronics Co. Ltd.	1,200	24,857
Santec Holdings Corp.	500	63,057
Santen Pharmaceutical Co. Ltd.	28,300	318,046
Sanyo Chemical Industries Ltd.(2)	700	26,694
Sanyo Denki Co. Ltd.	2,200	71,856
Sanyo Electric Railway Co. Ltd.	300	4,008
Sanyo Shokai Ltd.	600	16,654
Sanyo Trading Co. Ltd.	600	7,236

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Sato Corp.(2)	2,800	$44,786
Sato Shoji Corp.	300	4,820
Satori Electric Co. Ltd.	1,000	12,903
Sawai Group Holdings Co. Ltd.	10,800	160,722
SAXA, Inc.	300	15,757
SBI Insurance Group Co. Ltd.	200	3,107
SBI Leasing Services Co. Ltd.	200	8,354
SBS Holdings, Inc.	1,800	49,234
Scroll Corp.	3,200	28,363
SEC Carbon Ltd.	200	3,839
Segue Group Co. Ltd.	3,100	10,351
Seibu Electric & Machinery Co. Ltd.	200	3,689
Seibu Giken Co. Ltd.	900	14,612
Seika Corp.	1,500	27,493
Seikagaku Corp.	3,400	17,106
Seikitokyu Kogyo Co. Ltd.	2,500	27,610
Seiko Electric Co. Ltd.	1,100	18,930
Seiko Group Corp.	3,300	278,916
Seikoh Giken Co. Ltd.	300	41,216
Seino Holdings Co. Ltd.	8,700	148,393
Seiren Co. Ltd.	4,900	114,014
Sekisui Jushi Corp.	2,400	38,127
Sekisui Kasei Co. Ltd.(1)	600	2,094
Senko Group Holdings Co. Ltd.	13,100	165,216
Senshu Electric Co. Ltd.	1,300	53,566
Senshu Ikeda Holdings, Inc.	27,600	162,789
Senshukai Co. Ltd.(1)	200	182
Septeni Holdings Co. Ltd.(2)	200	533
SERAKU Co. Ltd.	400	4,165
SERENDIP HOLDINGS Co. Ltd.(1)	1,500	16,585
Seria Co. Ltd.	1,800	50,177
Seven Bank Ltd.	66,100	127,251
SFP Holdings Co. Ltd.	200	2,800
Sharingtechnology, Inc.	2,700	21,287
Shibaura Machine Co. Ltd.(2)	2,200	64,955
Shibaura Mechatronics Corp.(2)	7,000	257,612
Shibusawa Logistics Corp.	2,900	26,296
Shibuya Corp.	700	16,682
SHIFT, Inc.(1)(2)	18,400	82,829
Shiga Bank Ltd.	3,400	196,356
Shikoku Bank Ltd.	4,200	65,817
Shikoku Electric Power Co., Inc.	13,900	157,451
Shikoku Kasei Holdings Corp.(2)	3,000	100,603
Shima Seiki Manufacturing Ltd.	1,900	12,812
Shimadaya Corp.	100	1,264
Shimizu Bank Ltd.	200	3,741
Shimojima Co. Ltd.	200	1,916
Shin Nippon Air Technologies Co. Ltd.	1,800	48,120
Shin Nippon Biomedical Laboratories Ltd.	2,300	25,168
Shinagawa Refra Co. Ltd.	1,700	27,207
Shindengen Electric Manufacturing Co. Ltd.	900	23,970
Shin-Etsu Polymer Co. Ltd.	3,700	52,866
Shinko Shoji Co. Ltd.	1,900	13,147

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Shinmaywa Industries Ltd.	5,300	$92,384
Shinnihon Corp.	2,500	35,210
Shinnihonseiyaku Co. Ltd.	900	12,285
Shinsho Corp.	800	14,186
Shinwa Co. Ltd.	900	19,458
Ship Healthcare Holdings, Inc.	8,300	146,268
Shizuki Electric Co., Inc.(2)	1,800	12,363
Shizuoka Gas Co. Ltd.	300	2,926
SHO-BOND Holdings Co. Ltd.	8,800	82,670
Shoei Co. Ltd.	4,900	56,407
Showa Sangyo Co. Ltd.	1,800	39,463
SIGMAXYZ Holdings, Inc.	8,200	38,519
Siix Corp.	2,700	24,584
Simplex Holdings, Inc.	19,000	104,918
Sinanen Holdings Co. Ltd.	200	9,109
Sinfonia Technology Co. Ltd.	2,000	167,839
Sinko Industries Ltd.	4,500	41,215
Sintokogio Ltd.	2,700	20,899
SK-Electronics Co. Ltd.	500	11,529
SKY Perfect JSAT Holdings, Inc.	17,500	321,746
Smaregi, Inc.	600	9,696
SMK Corp.	100	2,210
Socionext, Inc.(2)	5,000	64,321
Soda Nikka Co. Ltd.	400	3,139
Sodick Co. Ltd.	4,300	41,871
Softcreate Holdings Corp.	300	3,969
Software Service, Inc.	100	8,333
Solasto Corp.	6,500	39,656
Soliton Systems KK	800	10,227
Solvvy, Inc.	500	5,150
Sotetsu Holdings, Inc.	4,400	82,830
Sourcenext Corp.(1)(2)	400	335
Sparx Group Co. Ltd.	1,400	19,019
SPK Corp.	200	3,497
S-Pool, Inc.	2,500	4,232
SRA Holdings	1,000	32,403
SRS Holdings Co. Ltd.	1,800	14,636
St. Marc Holdings Co. Ltd.	1,700	34,036
Stanley Electric Co. Ltd.(2)	9,900	208,769
Startia Holdings, Inc.	300	5,936
Starts Corp., Inc.	3,200	109,443
Starzen Co. Ltd.	4,500	39,604
St-Care Holding Corp.	1,000	7,770
Stella Chemifa Corp.(2)	500	17,936
STI Foods Holdings, Inc.	300	2,469
Strike Co. Ltd.	1,000	29,548
Subaru Enterprise Co. Ltd.	100	2,344
Sugimoto & Co. Ltd.	400	3,669
Sukegawa Electric Co. Ltd.	400	18,755
SUMCO Corp.	32,900	382,848
Sumida Corp.	3,200	25,626
Sumitomo Bakelite Co. Ltd.	8,500	326,729
Sumitomo Heavy Industries Ltd.	10,400	410,120

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Sumitomo Osaka Cement Co. Ltd.	2,000	$59,392
Sumitomo Rubber Industries Ltd.	13,100	232,535
Sumitomo Seika Chemicals Co. Ltd.(2)	500	22,872
Sumitomo Warehouse Co. Ltd.	3,300	85,462
Sun Frontier Fudousan Co. Ltd.	1,900	34,461
Sun*, Inc.(1)	100	267
Suncall Corp.(2)	3,700	28,625
Sundrug Co. Ltd.	5,000	135,192
Sun-Wa Technos Corp.(2)	500	11,122
SUNWELS Co. Ltd.(1)	1,400	2,405
Suruga Bank Ltd.	12,900	175,064
Suzuken Co. Ltd.	5,700	240,442
Suzuki Co. Ltd.	1,500	29,575
SWCC Corp.	2,300	226,263
Synchro Food Co. Ltd.	1,300	4,432
System Research Co. Ltd.	900	10,800
System Support Holdings, Inc.	1,200	10,001
Systems Engineering Consultants Co. Ltd.	400	10,352
Systena Corp.	27,300	77,331
Syuppin Co. Ltd.(2)	1,600	13,961
T Hasegawa Co. Ltd.	2,500	46,772
T RAD Co. Ltd.(2)	300	20,690
Tachibana Eletech Co. Ltd.	1,400	30,529
Tachikawa Corp.	1,300	21,839
Tachi-S Co. Ltd.	3,000	45,083
Tadano Ltd.	8,900	83,824
Taiheiyo Cement Corp.	8,700	250,115
Taiho Kogyo Co. Ltd.	300	2,127
Taikisha Ltd.	3,100	77,880
Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	100	1,802
Taiyo Holdings Co. Ltd.	9,700	333,187
Taiyo Kagaku Co. Ltd.	200	3,907
Taiyo Yuden Co. Ltd.(2)	12,800	390,721
Takachiho Koheki Co. Ltd.	900	12,473
Takamatsu Construction Group Co. Ltd.	1,900	51,429
Takamiya Co. Ltd.	500	1,390
Takaoka Toko Co. Ltd.(2)	1,100	41,139
Takara & Co. Ltd.	1,100	30,435
Takara Holdings, Inc.	9,800	102,219
Takara Standard Co. Ltd.	3,800	73,903
Takasago International Corp.	4,000	35,391
Takashimaya Co. Ltd.	34,000	431,717
TAKEBISHI Corp.	200	3,381
Takeuchi Manufacturing Co. Ltd.	2,500	120,065
Taki Chemical Co. Ltd.	100	2,500
Tama Home Co. Ltd.	500	12,801
Tamron Co. Ltd.	14,000	94,120
Tamura Corp.	7,000	32,596
Tanabe Engineering Corp.	200	3,739
Tanseisha Co. Ltd.	3,000	31,176
Tauns Laboratories, Inc.	4,400	15,476
Tayca Corp.	300	3,500
Tazmo Co. Ltd.	600	9,849

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
TDC Soft, Inc.	1,800	$12,880
TechMatrix Corp.	3,800	46,699
Techno Horizon Co. Ltd.	1,400	9,483
Techno Ryowa Ltd.	1,200	59,360
Technoflex Corp.	800	12,993
Teijin Ltd.	16,400	182,143
Teikoku Electric Manufacturing Co. Ltd.	700	15,349
Teikoku Tsushin Kogyo Co. Ltd.	200	3,727
Tekken Corp.	1,000	32,548
Tenpos Holdings Co. Ltd.	100	2,568
Tenryu Saw Manufacturing Co. Ltd.	100	1,657
Tential, Inc.(1)	200	5,548
Tera Probe, Inc.	500	31,182
Terasaki Electric Co. Ltd.(2)	600	16,711
TerraSky Co. Ltd.	300	3,426
Tess Holdings Co. Ltd.	2,400	9,320
Tigers Polymer Corp.	200	1,653
Timee, Inc.(1)(2)	3,200	26,019
TKC Corp.	2,000	51,650
TKP Corp.(1)	1,100	14,523
Toa Corp.	2,000	23,480
Toa Corp.	7,100	191,864
Toagosei Co. Ltd.	8,400	103,424
TOBISHIMA HOLDINGS, Inc.	1,800	29,767
Tobu Railway Co. Ltd.	12,200	245,840
TOC Co. Ltd.	1,300	7,611
Tocalo Co. Ltd.	5,500	109,680
Tochigi Bank Ltd.(2)	11,500	74,673
Toda Corp.	19,900	207,619
Toenec Corp.	3,300	50,535
Toho Bank Ltd.	22,400	104,071
Toho Co. Ltd.	1,800	15,634
Toho System Science Co. Ltd.	200	1,477
Toho Titanium Co. Ltd.	1,800	32,128
Toho Zinc Co. Ltd.(1)	1,700	18,989
Tohoku Electric Power Co., Inc.	51,800	429,305
Tohokushinsha Film Corp.	600	2,476
Tokai Carbon Co. Ltd.	18,300	130,657
Tokai Corp.	1,200	20,042
TOKAI Holdings Corp.	10,100	78,382
Tokai Rika Co. Ltd.	6,300	135,400
Tokai Tokyo Financial Holdings, Inc.	24,700	131,057
Token Corp.	400	38,469
Tokushu Tokai Paper Co. Ltd.	600	6,500
Tokuyama Corp.	5,200	148,976
Tokyo Electron Device Ltd.	2,400	56,272
Tokyo Energy & Systems, Inc.	1,600	19,770
Tokyo Keiki, Inc.(2)	1,100	61,561
Tokyo Kiraboshi Financial Group, Inc.	2,500	186,704
Tokyo Rope Manufacturing Co. Ltd.	300	4,001
Tokyo Sangyo Co. Ltd.	400	2,629
Tokyo Seimitsu Co. Ltd.	4,000	440,247
Tokyo Steel Manufacturing Co. Ltd.	5,100	52,866

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Tokyo Tekko Co. Ltd.	500	$20,504
Tokyotokeiba Co. Ltd.	1,300	49,680
Tokyu Construction Co. Ltd.	9,100	93,005
Toli Corp.	2,500	12,601
Tomen Devices Corp.	300	26,855
Tomoe Corp.	1,500	19,851
Tomoe Engineering Co. Ltd.	2,100	30,046
Tomoku Co. Ltd.	800	18,944
TOMONY Holdings, Inc.	17,100	107,402
Tomy Co. Ltd.(2)	5,400	99,233
Topre Corp.	3,900	75,118
Topy Industries Ltd.	500	11,618
Toridoll Holdings Corp.(2)	3,500	95,606
Torigoe Co. Ltd.	300	2,145
Toshiba TEC Corp.	2,400	50,501
Tosho Co. Ltd.	100	609
Totech Corp.	2,000	58,475
Totetsu Kogyo Co. Ltd.	2,200	81,859
Tow Co. Ltd.	100	246
Towa Bank Ltd.	3,700	29,129
Towa Corp.	1,900	36,361
Towa Pharmaceutical Co. Ltd.	2,600	73,786
Toyo Engineering Corp.(2)	2,300	53,152
Toyo Gosei Co. Ltd.	100	7,361
Toyo Kanetsu KK	800	15,795
Toyo Securities Co. Ltd.(2)	3,500	17,938
Toyo Seikan Group Holdings Ltd.	10,000	261,229
Toyo Tanso Co. Ltd.(2)	1,000	40,587
Toyo Tire Corp.	5,300	163,325
Toyobo Co. Ltd.	5,900	69,728
Toyoda Gosei Co. Ltd.	11,600	376,952
Toyokoh, Inc.(1)	700	10,280
Toyokumo, Inc.	300	3,566
Toyota Boshoku Corp.	9,100	186,099
TPR Co. Ltd.	4,600	41,465
Traders Holdings Co. Ltd.	800	5,879
Transaction Co. Ltd.	2,000	17,343
Transcosmos, Inc.	2,200	57,758
TRE Holdings Corp.	4,500	51,701
Treasure Factory Co. Ltd.	900	10,944
Tri Chemical Laboratories, Inc.	400	9,676
Trial Holdings, Inc.	3,600	107,831
Trinity Industrial Corp.	200	1,881
tripla Co. Ltd.(1)	200	1,982
Trusco Nakayama Corp.	2,900	46,877
TS Tech Co. Ltd.(2)	8,200	105,627
TSI Holdings Co. Ltd.	1,200	8,826
Tsubaki Nakashima Co. Ltd.(1)	1,400	3,205
Tsubakimoto Chain Co.	5,300	90,728
Tsubakimoto Kogyo Co. Ltd.	200	4,011
Tsuburaya Fields Holdings, Inc.	2,500	24,831
Tsugami Corp.	4,700	118,636
Tsukada Global Holdings, Inc.	500	2,227

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Tsukishima Holdings Co. Ltd.	2,300	$51,293
Tsukuba Bank Ltd.(2)	10,700	48,408
Tsumura & Co.	4,800	129,149
Tsurumi Manufacturing Co. Ltd.	200	2,847
Tsutsumi Jewelry Co. Ltd.	100	2,172
Tsuzuki Denki Co. Ltd.	900	24,093
TV Asahi Holdings Corp.	1,900	41,131
Tv Tokyo Holdings Corp.	300	8,554
TWOSTONE&Sons	600	2,295
UACJ Corp.	10,700	189,093
UBE Corp.	9,100	168,285
Uchida Yoko Co. Ltd.	3,000	41,298
Ukai Co. Ltd.	100	2,168
ULS Group, Inc.	2,000	7,144
Ulvac, Inc.	3,200	213,657
U-Next Holdings Co. Ltd.	4,800	57,242
Union Tool Co.	800	80,380
Unipres Corp.	3,600	33,998
UNISOL Holdings Corp.	700	10,549
United Super Markets Holdings, Inc.	5,738	33,412
Unitika Ltd.(1)	5,300	65,010
Universal Entertainment Corp.(1)	2,000	9,528
User Local, Inc.	1,300	13,743
Ushio, Inc.	5,500	113,028
UT Group Co. Ltd.	46,800	64,396
V Technology Co. Ltd.	900	26,815
Valor Holdings Co. Ltd.	3,700	89,008
Valqua Ltd.(2)	1,100	37,791
Value HR Co. Ltd.	300	2,759
Valuence Holdings, Inc.	900	10,713
Vector, Inc.	1,700	15,701
Vertex Corp.	800	9,194
Vision, Inc.	4,100	34,644
Visional, Inc.(1)	1,800	84,758
Vital KSK Holdings, Inc.	3,500	33,340
VRAIN Solution, Inc.(1)	100	1,642
VT Holdings Co. Ltd.	9,100	33,414
Wacom Co. Ltd.	13,000	72,760
Wakita & Co. Ltd.	2,000	26,226
Warabeya Nichiyo Holdings Co. Ltd.	1,100	24,217
Waseda Academy Co. Ltd.	600	7,927
WATAMI Co. Ltd.	1,600	9,992
WDI Corp.	100	2,070
Weathernews, Inc.	2,200	30,083
West Holdings Corp.	1,700	18,894
Will Group, Inc.	200	1,658
WingArc1st, Inc.	1,200	21,147
WIN-Partners Co. Ltd.	1,000	9,678
Workman Co. Ltd.	1,400	69,582
World Co. Ltd.	5,600	59,238
World Holdings Co. Ltd.	1,000	18,269
Wowow, Inc.	200	1,738
W-Scope Corp.(1)	700	805

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Xebio Holdings Co. Ltd.	1,400	$10,048
YAC Holdings Co. Ltd.	200	1,566
Yagi & Co. Ltd.	100	2,867
Yahagi Construction Co. Ltd.	3,000	48,563
YAKUODO Holdings Co. Ltd.	200	2,669
YAMABIKO Corp.	3,300	81,039
Yamada Holdings Co. Ltd.	49,100	182,211
Yamae Group Holdings Co. Ltd.	1,100	21,475
Yamagata Bank Ltd.	2,400	41,896
Yamaguchi Financial Group, Inc.	18,500	325,159
Yamaha Corp.	42,400	328,587
Yamaichi Electronics Co. Ltd.	2,500	134,265
Yamami Co.	200	6,534
Yamanashi Chuo Bank Ltd.	3,100	109,113
Yamashin-Filter Corp.	1,700	6,464
Yamatane Corp.(2)	1,000	14,869
Yamaura Corp.	200	2,147
Yamaya Corp.	100	1,484
Yamazen Corp.	3,700	36,355
Yashima Denki Co. Ltd.	2,400	54,522
Yellow Hat Ltd.	5,100	57,400
Yodoko Ltd.	9,800	90,464
Yokogawa Bridge Holdings Corp.	3,300	67,810
Yokorei Co. Ltd.	4,900	44,848
Yokowo Co. Ltd.	2,000	42,542
Yondenko Corp.	2,700	36,418
Yonex Co. Ltd.	5,400	128,235
Yonkyu Co. Ltd.	100	1,974
Yorozu Corp.	400	2,837
Yoshinoya Holdings Co. Ltd.	4,500	89,144
Yossix Holdings Co. Ltd.	600	13,989
Yotai Refractories Co. Ltd.	600	7,731
Yuasa Trading Co. Ltd.	1,600	66,273
Yukiguni Factory Co. Ltd.	1,100	7,759
Yurtec Corp.	3,200	66,170
Yushin Co.	400	1,999
Yushiro, Inc.	100	2,062
Yutaka Giken Co. Ltd.	100	1,949
Zacros Corp.	3,200	31,505
Zenhoren Co. Ltd.	600	4,064
Zenitaka Corp.	100	6,245
Zenkoku Hosho Co. Ltd.	9,700	199,748
Zenrin Co. Ltd.	2,100	13,867
Zeon Corp.	12,800	175,232
ZERIA Pharmaceutical Co. Ltd.	2,100	30,300
ZIGExN Co. Ltd.	3,300	9,408
Zuken, Inc.	1,000	29,586
		81,865,704
Netherlands — 1.1%
Aalberts NV	5,113	212,487
Acomo NV	1,185	37,809
Alfen NV(1)(2)	752	8,041
Allfunds Group PLC	14,461	143,898

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
AMG Critical Materials NV	2,152	$85,027
Arcadis NV	3,577	126,508
Avantium NV(1)	4	32
Basic-Fit NV(1)	2,680	99,591
Brunel International NV	922	7,559
Constellium SE(1)	7,662	190,707
Corbion NV	2,293	52,788
Ferrari Group PLC	1,300	15,790
Fugro NV	5,066	64,253
IMCD NV	2,594	249,906
InPost SA(1)(2)	10,742	192,818
Koninklijke BAM Groep NV	18,281	206,298
Koninklijke Heijmans NV, CVA	1,707	179,938
Koninklijke Vopak NV	3,375	185,513
Nedap NV	351	35,271
OCI NV(1)	5,848	25,062
Pharming Group NV(1)	30,546	50,468
PostNL NV(2)	14,352	19,386
SBM Offshore NV	8,886	343,300
SIF Holding NV(1)(2)	438	3,752
Signify NV	2,542	59,226
Sligro Food Group NV	860	14,684
TKH Group NV, CVA	1,384	63,944
Van Lanschot Kempen NV	1,488	99,288
		2,773,344
New Zealand — 0.4%
Air New Zealand Ltd.	347,824	115,651
Channel Infrastructure NZ Ltd.	12,658	21,865
Eroad Ltd.(1)	24,406	13,013
Fletcher Building Ltd.(1)	45,801	96,401
Freightways Group Ltd.	37,236	320,184
KMD Brands Ltd.(1)	121,098	17,674
Ryman Healthcare Ltd.(1)	34,468	51,346
SKYCITY Entertainment Group Ltd.(1)	172,179	86,153
Summerset Group Holdings Ltd.	26,649	170,317
Tourism Holdings Ltd.	1,801	2,945
		895,549
Norway — 1.9%
2020 Bulkers Ltd.	2,537	35,933
Aker ASA, A Shares	3	291
Aker Horizons ASA(1)	809	2
Aker Solutions ASA	32,835	142,405
Atea ASA(1)	5,979	90,866
Austevoll Seafood ASA	8,285	85,583
B2 Impact ASA	19,703	50,508
Bakkafrost P	552	26,469
Bluenord ASA(1)	2,366	128,269
Borregaard ASA	3,653	67,983
Bouvet ASA	7,539	39,021
BW LPG Ltd.	11,670	212,411
BW Offshore Ltd.	7,546	40,660
Cadeler AS(1)	13,378	85,951
DNO ASA	43,504	75,707

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
DOF Group ASA	16,581	$220,621
Elmera Group ASA	6,698	23,362
Endur ASA(1)	1,996	22,531
Europris ASA	15,508	148,285
FLEX LNG Ltd.(1)	1,493	40,789
Grieg Seafood ASA(1)	5,078	40,204
Himalaya Shipping Ltd.(1)	3,084	45,738
Hoegh Autoliners ASA	10,704	149,109
Kid ASA	3,086	40,302
Kitron ASA	20,833	233,041
Klaveness Combination Carriers ASA	543	5,241
Kongsberg Automotive ASA(1)	58,815	13,209
Leroy Seafood Group ASA	25,201	131,527
MPC Container Ships ASA	36,718	86,087
Multiconsult ASA	1,176	19,537
NEL ASA(1)	84,135	18,145
Noram Drilling AS(1)	861	3,509
Norbit ASA	3,915	85,457
Norconsult Norge AS	8,467	36,150
Nordic Mining ASA(1)	578	691
Nordic Semiconductor ASA(1)	4,560	68,716
Norske Skog ASA(1)	7,226	22,865
Norwegian Air Shuttle ASA	58,944	103,029
Odfjell Drilling Ltd.	14,290	160,278
Odfjell SE, Class A	1,713	22,829
OKEA ASA(1)	4,182	12,794
Panoro Energy ASA(1)	7,008	19,471
Protector Forsikring ASA	4,579	249,271
Public Property Invest AS	19,236	47,121
Rana Gruber ASA	2,119	17,338
Salmon Evolution ASA(1)	17,192	8,070
SATS ASA(1)	17,952	82,834
Scatec ASA(1)	13,490	173,860
Sea1 offshore, Inc.(1)	4,579	13,044
Sentia AS(1)	2,694	20,380
Solstad Maritime Holding AS	5,619	14,819
Solstad Offshore ASA	1,866	11,007
SpareBank 1 Nord Norge	10,985	184,216
Sparebank 1 Oestlandet	4,005	90,265
SpareBank 1 SMN	13,025	292,339
Sparebanken Norge	4,215	91,158
Stolt-Nielsen Ltd.	2,224	78,790
TGS ASA	16,962	202,785
TOMRA Systems ASA	12,640	156,671
Veidekke ASA	9,036	186,542
Wilh Wilhelmsen Holding ASA, Class A	1,068	86,981
		4,863,067
Portugal — 0.4%
Altri SGPS SA(2)	5,536	31,567
Corticeira Amorim SGPS SA(2)	3,585	28,961
CTT-Correios de Portugal SA	11,858	100,078
Mota-Engil SGPS SA(2)	8,678	53,299
NOS SGPS SA	27,419	166,912

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
REN - Redes Energeticas Nacionais SGPS SA	72,749	$330,574
Semapa-Sociedade de Investimento e Gestao	2,440	68,548
Sonae SGPS SA	38,181	90,924
Teixeira Duarte SA(1)	38,914	23,006
		893,869
Singapore — 2.0%
AEM Holdings Ltd.(1)	25,851	59,044
Aztech Global Ltd.	37,000	22,017
Banyan Tree Holdings Ltd.	66,100	34,147
Bumitama Agri Ltd.	76,900	80,176
Capitaland India Trust(2)	219,000	209,324
Centurion Corp. Ltd.	50,800	62,630
China Aviation Oil Singapore Corp. Ltd.	45,200	72,016
China Sunsine Chemical Holdings Ltd.	68,500	41,101
CNMC Goldmine Holdings Ltd.	58,500	80,352
ComfortDelGro Corp. Ltd.	441,800	540,866
COSCO Shipping International Singapore Co. Ltd.(1)(2)	28,900	2,807
CSE Global Ltd.	123,511	128,823
First Resources Ltd.	110,100	205,733
Food Empire Holdings Ltd.	45,400	116,391
Frencken Group Ltd.	68,600	116,795
Geo Energy Resources Ltd.	148,100	48,536
Golden Agri-Resources Ltd.	1,437,600	323,561
Hafnia Ltd.	51,518	384,670
Hong Leong Asia Ltd.	46,000	117,735
Hutchison Port Holdings Trust, U Shares	871,700	196,228
iFAST Corp. Ltd.	18,000	131,959
ISDN Holdings Ltd.	24,500	8,047
Keppel Infrastructure Trust	910,300	395,950
LHN Ltd.(2)	33,500	16,792
Marco Polo Marine Ltd.	499,500	61,177
Nanofilm Technologies International Ltd.	61,600	31,568
Oiltek International Ltd.	20,500	11,793
Olam Group Ltd.	141,400	102,388
Pan-United Corp. Ltd.	51,500	54,797
Propnex Ltd.	28,500	45,995
Raffles Medical Group Ltd.	179,300	150,345
Rex International Holding Ltd.(1)	143,000	16,478
RH PetroGas Ltd.(1)	37,100	4,855
Riverstone Holdings Ltd.(2)	131,200	79,777
Samudera Shipping Line Ltd.	34,800	29,958
Sheng Siong Group Ltd.	158,800	330,030
StarHub Ltd.(2)	133,400	108,540
Super Hi International Holding Ltd.(1)(2)	26,000	44,474
Venture Corp. Ltd.	42,600	526,012
Wee Hur Holdings Ltd.	83,400	52,144
Yanlord Land Group Ltd.(1)	149,200	91,240
Yoma Strategic Holdings Ltd.(1)	370,100	23,382
		5,160,653

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
South Africa — 0.3%
Anglogold Ashanti PLC (New York)	6,619	$845,710
Spain — 1.4%
Acerinox SA	17,467	277,783
Almirall SA	7,312	111,266
Amper SA(1)(2)	106,469	21,276
Atresmedia Corp. de Medios de Comunicacion SA(2)	8,796	53,802
CIE Automotive SA	1,974	73,975
Construcciones y Auxiliar de Ferrocarriles SA	1,031	71,855
Ebro Foods SA	3,279	75,084
eDreams ODIGEO SA(1)(2)	6,107	22,672
Elecnor SA	4,213	143,676
Enagas SA	21,815	395,571
Ence Energia y Celulosa SA(1)(2)	7,990	23,673
Ercros SA(1)	4,388	16,758
Faes Farma SA	14,990	92,378
Fluidra SA	4,323	115,789
Gestamp Automocion SA	12,663	47,625
Global Dominion Access SA	8,021	30,055
Grenergy Renovables SA(1)	1,263	163,604
Indra Sistemas SA(2)	2,419	178,731
Laboratorios Farmaceuticos Rovi SA	1,239	123,918
Logista Integral SA	3,451	131,508
Melia Hotels International SA	10,140	99,684
Neinor Homes SA(1)	4,511	101,349
Nueva Expresion Textil SA(1)	22,286	23,185
Obrascon Huarte Lain SA(1)	55,410	26,194
Prosegur Cash SA(2)	10,570	8,010
Prosegur Cia de Seguridad SA	7,807	26,794
Sacyr SA	32,194	172,255
Solaria Energia y Medio Ambiente SA(1)	8,476	219,738
Soltec Power Holdings SA(1)(2)	462	424
Tecnicas Reunidas SA(1)	4,573	199,113
Tubacex SA(2)	7,293	28,882
Tubos Reunidos SA(1)	2,543	882
Unicaja Banco SA	64,731	204,842
Vidrala SA	1,236	119,543
Viscofan SA	2,468	173,109
		3,575,003
Sweden — 4.2%
AcadeMedia AB	9,938	109,820
AddLife AB, B Shares	13,372	228,007
Addnode Group AB	15,796	121,799
AFRY AB	11,468	171,380
Alimak Group AB	4,818	67,465
Alleima AB	17,779	161,906
Ambea AB	9,405	135,272
Apotea AB(1)	6,839	45,940
AQ Group AB	7,182	150,359
Arjo AB, B Shares	21,905	65,441

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Asker Healthcare Group AB(1)	19,177	$136,238
Asmodee Group AB, Class B(1)	18,117	221,376
Atrium Ljungberg AB, B Shares	25,066	98,125
Attendo AB	16,561	191,055
Beijer Alma AB	2,224	61,042
Bergman & Beving AB(2)	2,481	77,943
Better Collective AS(1)(2)	3,255	46,139
BICO Group AB(1)	4,168	8,377
Bilia AB, A Shares	7,536	115,389
Billerud Aktiebolag	25,701	234,363
BioArctic AB(1)	5,801	198,432
BioGaia AB, B Shares	10,083	124,903
Bonava AB, B Shares(1)	13,203	16,261
BoneSupport Holding AB(1)	6,593	147,384
Boozt AB(1)(2)	7,642	77,176
Bufab AB	15,084	194,899
Bulten AB	1,594	7,610
Bure Equity AB	6,496	153,470
Byggmax Group AB	5,965	42,546
Cantargia AB(1)	35,822	18,863
Catena AB	2,852	157,192
Cibus Nordic Real Estate AB publ(2)	7,747	131,185
Cint Group AB(1)	24,922	9,479
Clas Ohlson AB, B Shares	5,059	209,129
Cloetta AB, B Shares	22,373	129,808
Coffee Stain Group AB, Class B(1)(2)	1,898	3,494
Coor Service Management Holding AB	12,927	84,990
Corem Property Group AB, B Shares(2)	80,704	34,112
Dios Fastigheter AB	12,846	99,909
Dynavox Group AB(1)	13,909	128,307
Electrolux AB, B Shares(1)(2)	17,272	144,990
Electrolux Professional AB, B Shares	24,417	160,310
Elekta AB, B Shares	50,899	325,858
Embracer Group AB(1)(2)	11,705	68,383
Enad Global 7 AB(1)	4,745	8,075
Engcon AB	2,939	21,699
Fastighetsbolaget Emilshus AB, Class B(1)	246	1,498
FastPartner AB, Class A	6,005	31,082
G5 Entertainment AB	439	2,436
GomSpace Group AB(1)	4,249	8,738
Granges AB	11,306	200,208
Hacksaw AB(1)(2)	6,817	43,916
Hanza AB	4,579	78,703
Haypp Group AB(1)(2)	2,198	32,080
Heba Fastighets AB, Class B	6,569	22,355
Hemnet Group AB	7,313	94,368
Hexatronic Group AB(1)	11,758	35,922
HMS Networks AB(1)	3,438	161,878
Hoist Finance AB	5,301	84,855
Hufvudstaden AB, A Shares	10,303	148,872
Humana AB	5,205	26,318

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Humble Group AB(1)	36,700	$29,588
Instalco AB	19,799	76,889
Intea Fastigheter AB	8,947	76,082
Intellego Technologies AB(1)(2)	2,965	11,467
INVISIO AB(2)	3,973	137,024
Inwido AB	4,473	83,400
JM AB	7,217	107,079
KNOW IT AB	169	2,112
Lime Technologies AB	1,060	21,559
Lindab International AB	7,544	144,533
Logistea AB, Class B	31,627	51,473
Loomis AB	5,064	255,779
Medcap AB(1)	1,593	86,406
Medicover AB, B Shares(2)	733	17,675
MEKO AB	3,733	27,409
Mildef Group AB(2)	2,966	43,024
MIPS AB	2,848	79,963
Modern Times Group MTG AB, B Shares(1)	347	3,405
Morrow Bank AB(1)	11,820	17,231
Munters Group AB	10,498	219,229
Mycronic AB(2)	1,285	29,125
NCAB Group AB(1)	19,052	115,516
NCC AB, B Shares	10,545	257,005
Nelly Group AB(1)(2)	1,420	9,427
Neobo Fastigheter AB(1)	12,436	28,863
Net Insight AB, B Shares(1)	16,205	4,057
New Wave Group AB, B Shares	10,471	118,944
Nobia AB(1)(2)	46,369	12,611
Nolato AB, B Shares	19,605	113,070
Note AB	2,112	45,937
NP3 Fastigheter AB	3,424	102,706
Nyfosa AB	15,159	124,510
Orron Energy AB(1)(2)	10,946	8,527
Ovzon AB(1)	7,141	47,465
Pandox AB	8,363	187,109
Paradox Interactive AB	4,348	59,543
Peab AB, Class B	18,905	222,046
Platzer Fastigheter Holding AB, B Shares	5,627	49,637
Plejd AB(1)	1,136	105,828
PowerCell Sweden AB(1)(2)	1,104	2,899
Prevas AB, B Shares	180	1,728
Proact IT Group AB	1,802	20,817
RaySearch Laboratories AB	3,654	77,413
Rusta AB	5,999	54,700
Rvrc Holding AB	10,694	80,394
Samhallsbyggnadsbolaget i Norden AB(1)(2)	46,905	20,468
Samhallsbyggnadsbolaget i Norden AB, D Shares(1)	9,036	9,118
Saniona AB(1)	19,934	40,891
Scandi Standard AB	3,296	47,384
Scandic Hotels Group AB	17,607	166,819
Sdiptech AB, Class B(1)	2,210	47,622

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Sedana Medical AB(1)	5,697	$5,512
Sinch AB(1)(2)	61,517	155,283
SkiStar AB	4,073	78,889
Smart Eye AB(1)	3,079	20,435
Stillfront Group AB(1)	448	221
Storytel AB	4,247	37,375
Studsvik AB	414	13,061
Surgical Science Sweden AB(1)(2)	1,428	5,108
Sveafastigheter AB(1)	8,443	34,787
SwedenCare AB(2)	5,879	16,294
Synsam AB	15,684	120,229
Teqnion AB(1)	610	10,695
TF Bank AB	2,610	45,500
Troax Group AB	4,666	52,142
Truecaller AB, B Shares	29,537	36,095
VBG Group AB, B Shares	2,312	95,357
Viaplay Group AB, B Shares(1)(2)	268,117	39,999
Vicore Pharma Holding AB(1)	18,361	20,383
Vimian Group AB(1)(2)	16,071	47,386
Vitec Software Group AB, B Shares	2,758	73,038
Vitrolife AB	416	4,393
Wihlborgs Fastigheter AB	12,044	127,585
Yubico AB(1)(2)	3,216	18,098
Zinzino AB, Class B(2)	2,702	46,057
		10,926,557
Switzerland — 3.8%
Accelleron Industries AG	6,996	659,923
Allreal Holding AG	1,157	354,735
ALSO Holding AG	38	8,092
ams-OSRAM AG(1)	6,661	74,176
Arbonia AG(1)	3,656	23,416
Aryzta AG(1)(2)	2,062	148,363
Ascom Holding AG	2,394	15,681
Autoneum Holding AG(2)	287	47,427
Bachem Holding AG, Class B(1)(2)	2,674	206,317
Basilea Pharmaceutica Ag Allschwil(1)	1,016	73,020
Bell Food Group AG	108	30,242
Bossard Holding AG, Class A	377	80,997
Bucher Industries AG	569	282,941
Burckhardt Compression Holding AG	252	188,265
Burkhalter Holding AG	520	110,001
Bystronic AG	52	17,255
Cembra Money Bank AG	2,479	320,654
Cicor Technologies Ltd.(1)	221	47,753
Cie Financiere Tradition SA, Class BR	190	66,767
Clariant AG(1)	15,406	169,071
Comet Holding AG	502	193,521
COSMO Pharmaceuticals NV	729	107,416
Daetwyler Holding AG, Bearer Shares	781	169,750
DKSH Holding AG	3,053	246,508
dormakaba Holding AG	2,711	202,564

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Dottikon Es Holding AG(1)	129	$60,296
EFG International AG(1)	5,644	138,355
Emmi AG	182	191,835
Forbo Holding AG	54	62,997
Galenica AG	2,686	335,365
Georg Fischer AG	5,629	355,725
Gurit Holding AG, Bearer Shares(1)	85	3,047
Hiag Immobilien Holding AG	446	78,710
Huber & Suhner AG	1,407	338,207
Implenia AG	1,182	110,774
Inficon Holding AG	1,157	178,846
Interroll Holding AG	44	110,586
Intershop Holding AG	509	112,906
Kardex Holding AG	489	165,465
Komax Holding AG(1)	326	28,748
Landis & Gyr Group AG(1)	1,659	113,258
LEM Holding SA(1)	24	9,909
Leonteq AG(2)	569	8,462
Medacta Group SA	614	126,872
Medmix AG	1,724	21,144
Mobilezone Holding AG	439	8,845
Mobimo Holding AG	615	320,182
Montana Aerospace AG(1)	2,288	92,696
Newron Pharmaceuticals SpA(1)	1,758	42,349
Novavest Real Estate AG(1)	434	24,360
OC Oerlikon Corp. AG Pfaeffikon	13,586	74,425
PolyPeptide Group AG(1)	1,477	49,204
R&S Group Holding AG(1)(2)	2,523	81,373
Schweiter Technologies AG	40	13,474
Sensirion Holding AG(1)	694	50,535
SFS Group AG	1,413	224,447
Siegfried Holding AG	2,851	317,038
SKAN Group AG	701	47,473
Softwareone Holding AG	9,120	80,092
Softwareone Holding AG	4,889	43,028
St. Galler Kantonalbank AG	128	106,470
Stadler Rail AG(2)	3,843	102,230
Sulzer AG	1,390	307,011
Tecan Group AG	924	163,716
Temenos AG	3,987	369,876
TX Group AG	248	51,887
Valiant Holding AG	1,458	315,888
Vetropack Holding AG(2)	993	29,283
Vontobel Holding AG	2,149	196,220
Warteck Invest AG	3	8,124
Ypsomed Holding AG(2)	206	71,333
Zehnder Group AG	824	87,303
		9,675,224
United Kingdom — 10.9%
4imprint Group PLC	1,725	91,611
Aberdeen Group PLC	141,532	419,381

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Advanced Medical Solutions Group PLC	6,973	$20,141
AEP Plantations PLC	2,067	43,901
AFC Energy PLC(1)	7,419	1,208
AG Barr PLC	9,982	93,498
AJ Bell PLC	17,862	103,943
AO World PLC(1)	15,028	20,064
Ashmore Group PLC	33,166	106,357
Ashtead Technology Holdings PLC(2)	769	4,547
ASOS PLC(1)(2)	3,166	12,101
Aston Martin Lagonda Global Holdings PLC(1)(2)	14,355	8,971
Atalaya Mining Copper SA	9,807	135,157
Auction Technology Group PLC(1)	34	143
Aviva PLC	19,669	181,258
Avon Technologies PLC	1,624	40,579
B&M European Value Retail SA	75,212	193,297
Babcock International Group PLC	14,926	272,661
Balfour Beatty PLC	44,919	460,166
Barratt Redrow PLC	24,389	119,405
Beazley PLC	38,976	664,104
Bellway PLC	10,632	397,485
Berkeley Group Holdings PLC	4,078	237,133
Bloomsbury Publishing PLC(2)	4,636	28,814
Bodycote PLC	15,604	164,054
boohoo Group PLC(1)(2)	21,838	6,478
BP Marsh & Partners PLC	573	5,268
Breedon Group PLC	1,174	5,650
Burberry Group PLC(1)	35,030	547,652
Burford Capital Ltd.	4,500	37,980
Burford Capital Ltd. (London)	12,990	109,055
Bytes Technology Group PLC	18,932	77,066
Capricorn Energy PLC(1)	3,029	10,591
Card Factory PLC	4,186	4,100
Central Asia Metals PLC	16,148	51,686
Ceres Power Holdings PLC(1)	12,702	50,452
Cerillion PLC(2)	1,109	23,154
Chemring Group PLC	16,962	121,902
Chesnara PLC	15,405	67,533
Churchill China PLC	253	1,329
Clarkson PLC	2,244	128,292
Close Brothers Group PLC(1)	14,755	98,593
CMC Markets PLC	8,467	37,190
Coats Group PLC	148,351	186,325
Cohort PLC(2)	2,151	37,810
Computacenter PLC	5,842	249,078
Conduit Holdings Ltd.	11,052	64,819
Costain Group PLC	27,020	67,611
Craneware PLC	20	406
Cranswick PLC	3,988	291,480
Crest Nicholson Holdings PLC	20,764	42,617
Croda International PLC	7,022	293,119
CVS Group PLC	6,344	113,773

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
DCC PLC	6,804	$474,457
Diversified Energy Co.	3,777	53,046
Dr. Martens PLC	53,007	49,214
Drax Group PLC	32,043	382,856
Duke Capital Ltd.	22,712	8,340
Dunelm Group PLC	13,176	179,197
easyJet PLC	17,820	111,403
Ecora Royalties PLC	8,911	17,197
Elementis PLC	48,688	108,988
Energean PLC	2,119	25,423
EnQuest PLC	143,898	33,026
Essentra PLC	22,629	32,456
Everplay Group PLC	10,151	40,752
FDM Group Holdings PLC	8,864	16,876
Ferrexpo PLC(1)	25,054	18,948
Fevara PLC	1,672	2,866
Fevertree Drinks PLC	10,467	134,055
Filtronic PLC(1)	15,099	41,385
Firstgroup PLC	63,235	156,799
Fonix PLC	3,830	8,836
Foresight Group Holdings Ltd.	5,839	32,244
Forterra PLC	17,012	43,374
Foxtons Group PLC	19,411	12,813
Frasers Group PLC(1)(2)	10,423	98,591
Frontier Developments PLC(1)	691	3,675
FRP Advisory Group PLC	19,495	31,896
Fuller Smith & Turner PLC, Class A	2,046	20,668
Funding Circle Holdings PLC(1)	18,148	35,401
Future PLC	137	770
Galliford Try Holdings PLC	7,395	54,682
Games Workshop Group PLC	2,216	533,026
Gamma Communications PLC	6,665	80,473
GB Group PLC	410	1,126
Genel Energy PLC(1)	6,848	5,941
Genuit Group PLC	2,791	14,378
Genus PLC	5,638	220,846
Georgia Capital PLC(1)	2,530	126,977
Goodwin PLC	269	86,945
Grafton Group PLC	14,769	197,195
Greencore Group PLC	26,487	96,651
Greggs PLC(2)	6,935	148,376
Gulf Keystone Petroleum Ltd.	19,611	55,260
Gulf Marine Services PLC(1)	46,172	14,197
Gym Group PLC(1)	9,836	23,620
Halfords Group PLC	19,140	38,276
Harbour Energy PLC	47,717	163,666
Harworth Group PLC	6,857	16,367
Hays PLC	117,408	63,800
Helios Towers PLC(1)	71,608	192,626
Henry Boot PLC	3,168	7,956
Hikma Pharmaceuticals PLC	9,740	172,739

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Hill & Smith PLC	7,243	$232,698
Hilton Food Group PLC	7,467	53,334
Hiscox Ltd.	27,343	569,683
Hochschild Mining PLC	33,959	369,343
Hollywood Bowl Group PLC	12,798	45,795
Hostelworld Group PLC	4,811	7,191
Howden Joinery Group PLC	44,486	579,679
Hunting PLC	11,627	80,968
Ibstock PLC	28,398	50,774
IG Group Holdings PLC	23,544	412,972
Impax Asset Management Group PLC	3,535	6,968
Inchcape PLC	29,731	356,736
IntegraFin Holdings PLC	17,030	72,818
International Personal Finance PLC	20,866	69,688
International Workplace Group PLC	50,333	151,080
IP Group PLC(1)	74,072	56,036
IQE PLC(1)	70,025	17,684
ITM Power PLC(1)(2)	32,309	27,953
ITV PLC	264,830	283,485
J D Wetherspoon PLC(2)	7,570	73,605
JD Sports Fashion PLC	209,421	230,703
JET2 PLC	12,361	208,871
John Wood Group PLC(1)(2)	1,095	385
Johnson Matthey PLC	16,203	439,801
Johnson Service Group PLC	36,182	71,250
JTC PLC	1,743	30,658
Jubilee Metals Group PLC(1)(2)	186,648	11,027
Judges Scientific PLC(2)	42	2,720
Jupiter Fund Management PLC	41,604	105,088
Just Group PLC	87,414	255,494
Kainos Group PLC	7,510	75,937
Keller Group PLC	6,618	180,356
Keystone Law Group PLC	1,474	10,870
Kier Group PLC	38,451	123,091
Kitwave Group PLC	894	3,537
Lancashire Holdings Ltd.	20,046	180,770
Lion Finance Group PLC	3,497	546,032
Liontrust Asset Management PLC	4,632	16,862
M&C Saatchi PLC(2)	6,086	10,493
Macfarlane Group PLC	7,589	7,317
Man Group PLC	65,619	236,420
Marshalls PLC	17,820	43,054
Marston's PLC(1)	57,679	46,770
Me Group International PLC	20,682	38,131
Mears Group PLC	7,667	36,782
Metals Exploration PLC(1)	131,388	27,957
Midwich Group PLC(2)	3,020	8,656
Mitchells & Butlers PLC(1)	24,748	100,247
Mitie Group PLC	113,681	276,084
MJ Gleeson PLC	2,728	12,910
Molten Ventures PLC(1)	11,864	74,274

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Mondi PLC	24,574	$293,769
MONY Group PLC	44,740	103,725
Moonpig Group PLC	20,781	62,163
Morgan Advanced Materials PLC	25,556	83,048
Morgan Sindall Group PLC	2,917	194,675
Mortgage Advice Bureau Holdings Ltd.	2,772	24,004
MP Evans Group PLC	2,293	44,526
NCC Group PLC	8,941	15,798
Next 15 Group PLC(2)	6,767	27,640
Nichols PLC	1,986	25,886
Ninety One PLC	21,902	74,101
Norcros PLC	3,908	18,816
Ocado Group PLC(1)(2)	48,381	137,551
On the Beach Group PLC	13,455	36,599
OSB Group PLC	26,520	217,893
OXB(1)	2,387	21,109
Oxford Nanopore Technologies PLC(1)(2)	13,309	23,854
Pagegroup PLC	23,514	59,787
Pan African Resources PLC	212,186	512,644
Pantheon Resources PLC(1)	15,670	1,577
Paragon Banking Group PLC	16,047	184,775
PayPoint PLC	3,758	29,758
Pennon Group PLC	39,403	318,366
Persimmon PLC	20,906	424,020
Pets at Home Group PLC	659	1,851
Phoenix Spree Deutschland Ltd.(1)	540	1,279
Pinewood Technologies Group PLC(1)(2)	3,028	11,841
Plus500 Ltd.	5,996	322,880
Polar Capital Holdings PLC	5,067	43,425
Pollen Street Group Ltd.	2,724	29,656
PPHE Hotel Group Ltd.(2)	2,106	56,876
Premier Foods PLC	56,739	150,792
Pulsar Group PLC(1)	1,396	873
PureTech Health PLC(1)	17,416	28,896
PZ Cussons PLC	7,738	8,556
QinetiQ Group PLC	43,849	299,791
Quilter PLC	131,792	348,785
Raspberry PI Holdings PLC(1)	112	565
Rathbones Group PLC	4,079	124,103
Reach PLC	26,003	25,339
Renew Holdings PLC	3,411	43,093
Renishaw PLC	3,586	207,426
Restore PLC(2)	8,041	27,374
RHI Magnesita NV	1,661	74,467
Rockhopper Exploration PLC(1)(2)	33,908	32,089
Rotork PLC	71,861	372,028
RS Group PLC	36,553	343,422
RWS Holdings PLC	15,449	15,851
S&U PLC	109	3,309
S4 Capital PLC(2)	36,068	10,017
Sabre Insurance Group PLC	17,613	32,465

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Saga PLC(1)	9,644	$71,018
Savills PLC	5,530	75,376
Secure Trust Bank PLC	1,796	36,791
Senior PLC	39,248	162,409
Serabi Gold PLC(1)	4,863	22,378
Serco Group PLC	98,030	398,934
Serica Energy PLC	20,537	66,799
Severfield PLC(1)	18,876	7,822
SIG PLC(1)	27,550	3,745
SigmaRoc PLC(1)	82,485	164,970
Softcat PLC	11,702	180,082
SolGold PLC(1)	86,718	32,666
Spire Healthcare Group PLC	23,918	65,612
SSP Group PLC	71,722	198,736
SThree PLC	9,583	22,470
Supreme PLC	3,838	7,425
Synthomer PLC(1)(2)	9,201	2,444
Tate & Lyle PLC	26,421	133,951
Taylor Wimpey PLC	130,909	198,715
TBC Bank Group PLC	3,279	212,074
Team Internet Group PLC(1)	6,195	3,953
Telecom Plus PLC	5,728	106,092
THG PLC(1)(2)	19,831	9,299
TP ICAP Group PLC	60,882	207,843
Travis Perkins PLC	18,965	177,774
Treatt PLC	3,402	9,643
Trustpilot Group PLC(1)	29,275	57,933
TT Electronics PLC(1)	10,051	16,383
TUI AG	40,286	382,195
Vanquis Banking Group PLC(1)	25,893	41,737
Vertu Motors PLC	21,273	17,176
Vesuvius PLC	14,710	99,007
Victorian Plumbing Group PLC	11,666	12,995
Victrex PLC	6,109	58,122
Vistry Group PLC(1)	26,293	246,414
Volex PLC	14,422	94,125
Volution Group PLC	14,344	137,631
Warpaint London PLC	89	303
Watches of Switzerland Group PLC(1)	19,125	131,574
Watkin Jones PLC(1)	8,048	3,727
WH Smith PLC	8,670	80,723
Wickes Group PLC	25,526	86,857
XP Power Ltd.(1)	2,358	44,015
XPS Pensions Group PLC	7,227	30,310
Yellow Cake PLC(1)	20,579	176,108
YouGov PLC(2)	946	2,688
Young & Co.'s Brewery PLC, Class A	1,096	13,043
Zigup PLC	21,200	117,319
Zotefoams PLC	3,446	19,960
		27,975,199
United States — 0.6%
Alcoa Corp.	428	26,975
Coeur Mining, Inc.(1)	11,754	319,121

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Dauch Corp.(1)	7,061	$44,343
Golar LNG Ltd.	6,177	274,629
Indivior Pharmaceuticals, Inc.(1)	2,316	75,780
Kingsway Financial Services, Inc.(1)(2)	375	4,590
Lion Electric Co.(1)	1,425	19
Luxfer Holdings PLC	537	6,911
Ovintiv, Inc.	2,371	119,658
Pagaya Technologies Ltd., Class A(1)	916	10,250
Primo Brands Corp., Class A	6,657	150,981
Quanex Building Products Corp.	176	3,613
Quanex Building Products Corp. (London)	34	698
Royal Gold, Inc.	1,155	346,257
Sunococorp LLC	1,673	100,196
Trilogy Metals, Inc.(1)(2)	8,592	37,667
Viemed Healthcare, Inc.(1)	15	131
		1,521,819
TOTAL COMMON STOCKS (Cost $203,206,819)		257,111,543
RIGHTS — 0.0%
Sweden — 0.0%
AcadeMedia AB(1)	9,694	602
Nobia AB(1)(2)	45,225	4,256
TOTAL RIGHTS (Cost $8,136)		4,858
WARRANTS — 0.0%
Italy — 0.0%
Fincantieri SpA(1)(2) (Cost $—)	531	991
SHORT-TERM INVESTMENTS — 2.7%
Money Market Funds — 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	188,630	188,630
State Street Navigator Securities Lending Government Money Market Portfolio(3)	6,864,366	6,864,366
TOTAL SHORT-TERM INVESTMENTS (Cost $7,052,996)		7,052,996
TOTAL INVESTMENT SECURITIES — 102.5% (Cost $210,267,951)		264,170,388
OTHER ASSETS AND LIABILITIES — (2.5)%		(6,548,463)
TOTAL NET ASSETS — 100.0%		$257,621,925

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	23.3%
Materials	18.9%
Consumer Discretionary	12.1%
Financials	11.9%
Information Technology	8.8%
Energy	5.4%
Consumer Staples	5.2%
Health Care	4.5%
Real Estate	3.6%
Utilities	3.3%
Communication Services	2.8%
Short-Term Investments	2.7%
Other Assets and Liabilities	(2.5)%

Schedule of Investments - Avantis International Small Cap Equity ETF

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $14,619,349. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $15,632,057, which includes securities collateral of $8,767,691.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$3,107,685	$254,003,858	—
Rights	—	4,858	—
Warrants	—	991	—
Short-Term Investments	7,052,996	—	—
	$10,160,681	$254,009,707	—

See Notes to Financial Statements.

Schedule of Investments - Avantis International Small Cap Value ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.7%
Australia — 9.4%
29Metals Ltd.(1)	14,865,824	$4,268,501
Accent Group Ltd.	925,637	761,793
Adairs Ltd.	61,601	82,766
Aeris Resources Ltd.(1)(2)	15,463,413	5,761,591
AIC Mines Ltd.(1)(2)	5,823,495	2,853,854
Alkane Resources Ltd.(1)	1,057,249	1,320,391
Alliance Aviation Services Ltd.	134,244	64,551
Amplitude Energy Ltd.(1)(2)	2,279,085	4,130,441
Appen Ltd.(1)(2)	318	421
ARN Media Ltd.	1,042	259
Aurelia Metals Ltd.(1)	10,658,807	2,314,993
Aurizon Holdings Ltd.	13,620,907	40,218,619
Austal Ltd.(1)	1,169,937	4,294,107
Australian Agricultural Co. Ltd.(1)	232,563	226,780
Australian Finance Group Ltd.	1,959,118	2,523,278
Baby Bunting Group Ltd.(1)(2)	565,175	804,950
Bank of Queensland Ltd.	10,220,333	50,872,476
Beach Energy Ltd.	47,815,690	37,361,222
Bega Cheese Ltd.	91,791	409,810
Bendigo & Adelaide Bank Ltd.	2,278,567	17,352,756
Capricorn Metals Ltd.(1)	1,054,948	11,264,736
Catalyst Metals Ltd.(1)	3,885,708	23,647,684
Cedar Woods Properties Ltd.	832,978	5,373,438
Challenger Gold Ltd.(1)	1,095,955	142,306
Challenger Ltd.	3,386,099	21,505,113
Champion Iron Ltd.(2)	10,205,727	38,932,889
Coast Entertainment Holdings Ltd.(1)(2)	13,124	5,427
Coronado Global Resources, Inc.	14,052,923	3,145,790
Credit Corp. Group Ltd.(2)	679,883	5,883,173
Cuscal Ltd.	136,890	411,147
Duratec Ltd.	166,977	249,246
Dyno Nobel Ltd.	23,342,341	55,120,324
Elders Ltd.	23,485	121,250
Emeco Holdings Ltd.(1)	2,315,012	2,222,442
Emerald Resources NL(1)	236,619	1,214,880
EVT Ltd.	870,259	8,232,984
Fenix Resources Ltd.	2,953,309	852,045
Findi Ltd.(1)	1,352	770
FleetPartners Group Ltd.	3,814,529	7,189,419
Focus Minerals Ltd.(1)	1,130,498	3,010,038
GenusPlus Group Ltd.	167,450	925,957
GrainCorp Ltd., A Shares	5,119,138	22,435,055
Grange Resources Ltd.(1)	4,529,711	742,111
Greatland Resources Ltd.(1)	1,535,112	15,402,103
GWA Group Ltd.	298,486	507,222
Harvey Norman Holdings Ltd.	4,047,414	16,568,888
Helia Group Ltd.	9,039,005	38,726,394
Hillgrove Resources Ltd.(1)	8,807,397	306,476
Humm Group Ltd.	1,096,736	545,434
IDP Education Ltd.	266,515	881,932

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Iluka Resources Ltd.	10,241,947	$49,137,206
Inghams Group Ltd.(2)	9,769,521	14,317,423
Insignia Financial Ltd.(1)	1,512,149	5,020,006
JB Hi-Fi Ltd.	134,668	7,871,948
Judo Capital Holdings Ltd.(1)	424,437	520,123
Jumbo Interactive Ltd.	23,063	158,927
Karoon Energy Ltd.	24,733,610	27,302,469
Kogan.com Ltd.(2)	506,613	1,514,178
L1 Group Ltd.(2)	5,672,216	5,006,220
Lindsay Australia Ltd.	43,815	21,690
Macmahon Holdings Ltd.	19,529,428	10,367,524
Macquarie Technology Group Ltd.(1)(2)	195,023	9,407,429
Magellan Financial Group Ltd.	3,596,965	21,627,090
McMillan Shakespeare Ltd.(2)	283,035	3,236,632
Metals X Ltd.(1)	13,358,877	13,580,253
Metro Mining Ltd.(1)	53,888,119	2,724,692
Mineral Resources Ltd.(1)	426,902	18,450,970
Monadelphous Group Ltd.	637,329	14,707,501
Myer Holdings Ltd.(1)(2)	16,183,959	4,306,543
MyState Ltd.	17,931	58,028
Navigator Global Investments Ltd.	4,049,843	7,286,717
Neuren Pharmaceuticals Ltd.(1)	432,663	4,008,793
New Hope Corp. Ltd.	11,775,695	39,247,205
nib holdings Ltd.	349,254	1,592,308
Nickel Industries Ltd.(1)	2,198,352	1,575,851
NRW Holdings Ltd.	13,009,745	60,446,659
Nufarm Ltd.(1)	3,184,399	4,666,919
OFX Group Ltd.(1)(2)	103,793	49,127
oOh!media Ltd.	89,881	65,460
Ora Banda Mining Ltd.(1)	5,136,741	4,749,010
Orora Ltd.	16,795,952	25,611,937
Pantoro Gold Ltd.(1)	2,727,066	11,235,292
Perenti Ltd.	26,348,495	44,059,065
Perseus Mining Ltd.	33,387,461	143,514,440
Premier Investments Ltd.	560,225	5,358,229
Ramelius Resources Ltd.	27,693,555	90,983,129
Regis Resources Ltd.	22,343,592	151,232,798
Resimac Group Ltd.	17,380	14,394
Resolute Mining Ltd.(1)	69,560,875	73,938,425
Ricegrowers Ltd.(2)	502,859	4,731,694
Ridley Corp. Ltd.	2,854,838	5,849,764
Sandfire Resources Ltd.(1)	2,895,882	41,538,378
Select Harvests Ltd.(1)	730,108	2,093,098
Servcorp Ltd.	21,643	121,324
Sims Ltd.	2,077,495	32,448,796
Southern Cross Electrical Engineering Ltd.	284,976	606,186
Southern Cross Media Group Ltd.(2)	486,722	211,304
SRG Global Ltd.	1,071,828	2,213,528
St Barbara Ltd.(1)	23,161,297	13,714,215
Stanmore Resources Ltd.	6,950,247	13,039,603
Star Entertainment Group Ltd.(1)(2)	38,488,021	3,423,367
Super Retail Group Ltd.	3,788,628	41,833,656
Symal Group Ltd.(2)	190,534	360,478

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Terracom Ltd.(1)(2)	3,476,272	$163,437
Treasury Wine Estates Ltd.(2)	750,828	2,424,519
Tyro Payments Ltd.(1)(2)	2,928,627	1,822,398
Vault Minerals Ltd.(1)	14,656,759	61,636,304
Viva Energy Group Ltd.	13,707,495	17,270,487
Wagners Holding Co. Ltd.(2)	572,494	1,886,231
West African Resources Ltd.(1)	24,970,624	62,355,878
Westgold Resources Ltd.	2,632,022	14,611,413
Westgold Resources Ltd. (Toronto)	192,598	1,068,851
Whitehaven Coal Ltd.	19,611,524	108,901,728
		1,774,489,479
Austria — 1.2%
AT&S Austria Technologie & Systemtechnik AG(1)(3)	2,114,912	128,013,851
FACC AG(1)	5,448	100,674
Lenzing AG(1)	924,807	26,694,517
Oesterreichische Post AG	631,585	26,153,413
Porr AG	565,200	26,047,328
Semperit AG Holding	80,753	1,286,325
UNIQA Insurance Group AG	740,036	14,625,884
		222,921,992
Belgium — 1.3%
Barco NV	68,640	879,226
Bekaert SA	1,316,077	67,923,710
bpost SA(1)	1,561,533	3,950,667
Cie d'Entreprises CFE	26,716	383,998
Deceuninck NV(2)	130,781	356,310
EVS Broadcast Equipment SA	94,613	3,806,146
Gimv NV	20,421	1,129,322
Ion Beam Applications(2)	107,087	1,943,871
KBC Ancora	207,260	18,414,482
Melexis NV(2)	5,639	378,147
Ontex Group NV(1)(2)	515	2,821
Proximus SADP	3,114,278	25,682,801
Solvay SA(2)	1,776,601	58,356,728
Tessenderlo Group SA(2)	509,644	16,117,705
Umicore SA	2,487,027	53,003,259
		252,329,193
Canada — 11.4%
ADENTRA, Inc.	123,684	3,419,320
ADF Group, Inc.	2,721	20,925
Advantage Energy Ltd.(1)	2,895,813	22,163,621
Aecon Group, Inc.	46,589	1,298,228
Algoma Steel Group, Inc.	20,000	91,639
Allied Gold Corp.(1)	573,501	18,154,593
Amerigo Resources Ltd.	1,244,219	5,655,334
Andean Precious Metals Corp.(1)	218,145	1,679,207
Aris Mining Corp.(1)	2,903,187	65,766,268
Athabasca Oil Corp.(1)	5,149,088	33,294,202
AutoCanada, Inc.(1)	128,378	2,482,762
B2Gold Corp.	24,606,466	151,169,081
Badger Infrastructure Solutions Ltd.	123,060	6,595,738
Baytex Energy Corp.	14,465,481	55,569,166
Birchcliff Energy Ltd.	2,469,190	12,399,803

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Black Diamond Group Ltd.	100,310	$1,267,801
Bonterra Energy Corp.(1)(2)	29,334	113,762
Boralex, Inc., A Shares	400	8,140
Boston Pizza Royalties Income Fund	31,930	597,378
Brookfield Wealth Solutions Ltd.	32,977	1,466,240
Calfrac Well Services Ltd.(1)(2)	28,265	117,076
Canacol Energy Ltd.(1)(2)	17,903	15,061
Canada Goose Holdings, Inc.(1)(2)	133,171	1,640,169
Capital Power Corp.	1,013,408	47,570,481
Cardinal Energy Ltd.	2,015,522	14,583,924
Cargojet, Inc.	10,200	713,525
Cascades, Inc.	1,173,169	10,346,558
Centerra Gold, Inc.	3,339,910	70,199,201
CES Energy Solutions Corp.	1,888,458	23,300,281
Chorus Aviation, Inc.	104,537	1,896,005
Defi Technologies, Inc.(1)(2)	1,241,553	864,686
Discovery Silver Corp.(1)	230,272	1,902,544
Doman Building Materials Group Ltd.	17,440	133,352
Dorel Industries, Inc., Class B(1)(2)	54,145	69,862
DPM Metals, Inc.	127,243	5,509,308
Eldorado Gold Corp.	1,724,432	80,087,070
Empire Co. Ltd., Class A	176,805	6,270,903
Enerflex Ltd.	1,280,488	28,734,825
Ensign Energy Services, Inc.(1)(2)	2,108,297	5,595,129
Equinox Gold Corp. (Toronto)(1)	372,987	7,000,086
ERO Copper Corp.(1)	761,018	26,032,110
Evertz Technologies Ltd.	300	3,572
Finning International, Inc.	753,458	50,795,790
Fortuna Mining Corp.(1)	6,037,720	82,506,580
Freehold Royalties Ltd.	303,825	3,917,951
Frontera Energy Corp.	484,711	4,050,955
Galiano Gold, Inc.(1)	1,965,218	6,857,841
Greenfire Resources Ltd.(1)	10,435	61,889
Headwater Exploration, Inc.	3,349,864	30,845,124
High Liner Foods, Inc.	4	48
Hudbay Minerals, Inc.	4,926,191	139,582,334
IAMGOLD Corp.(1)	4,200,212	103,338,671
Imperial Metals Corp.(1)	626,175	4,737,455
InPlay Oil Corp.	57,063	646,328
International Petroleum Corp.(1)(2)	926,963	21,154,912
Jaguar Mining, Inc.(1)	241,787	1,641,397
Journey Energy, Inc.(1)	86,296	260,017
K92 Mining, Inc.(1)	229,095	5,522,264
Kelt Exploration Ltd.(1)	1,577,687	10,039,458
Keyera Corp.	10	382
Kolibri Global Energy, Inc.(1)(2)	1,512	5,776
Laurentian Bank of Canada	176,935	5,213,165
Linamar Corp.	271,818	18,733,632
Lithium Argentina AG(1)(2)	100,200	809,504
Major Drilling Group International, Inc.(1)	4,380	58,505
Martinrea International, Inc.	1,616,239	12,690,092
MDA Space Ltd.(1)	4,882	141,551
Methanex Corp.	284,012	14,329,171

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Mullen Group Ltd.	617,574	$7,809,942
National Bank of Canada	1	140
New Gold, Inc.(1)	12,689,265	170,424,350
North American Construction Group Ltd.	535,538	8,967,184
North West Co., Inc.	165,183	6,779,036
Obsidian Energy Ltd.(1)(2)	1,032,660	8,115,623
OceanaGold Corp.	4,403,240	187,259,963
Orezone Gold Corp.(1)	2,941,043	5,929,305
Orla Mining Ltd.	1,145,071	24,764,191
Orvana Minerals Corp.(1)	12,576	20,099
Osisko Metals, Inc.(1)	1,306,790	1,484,934
Paramount Resources Ltd., A Shares	646,730	12,801,371
Parex Resources, Inc.	2,180,255	34,109,191
Pason Systems, Inc.	245,926	2,226,594
PetroTal Corp.	3,764,911	1,104,039
Peyto Exploration & Development Corp.	3,608,380	69,916,413
PHX Energy Services Corp.	97,031	857,171
Pine Cliff Energy Ltd.	38,156	19,861
Pizza Pizza Royalty Corp.	23,893	293,046
Polaris Renewable Energy, Inc.	38,910	342,019
Precision Drilling Corp.(1)	115,453	10,014,588
Quipt Home Medical Corp.(1)	6,800	24,577
Real Matters, Inc.(1)(2)	229,556	1,051,813
Rogers Sugar, Inc.	78,828	380,834
Russel Metals, Inc.	338,919	11,936,270
Saturn Oil & Gas, Inc.(1)	987,878	2,411,667
Silvercorp Metals, Inc.	264,443	3,675,701
South Bow Corp.	382,897	12,311,765
Spartan Delta Corp.(1)(2)	2,639,215	21,186,470
Spin Master Corp., VTG Shares	25,341	357,622
Stella-Jones, Inc.	63,440	4,353,666
Steppe Gold Ltd.(1)	233,598	311,681
SunOpta, Inc.(1)(2)	117,208	754,434
Surge Energy, Inc.	2,133,621	12,622,940
Tamarack Valley Energy Ltd.	10,615,382	79,301,157
Torex Gold Resources, Inc.	627,622	38,240,288
Total Energy Services, Inc.	254,872	3,381,975
Transcontinental, Inc., Class A	97,764	1,667,087
Trican Well Service Ltd.	2,860,368	13,651,256
Trisura Group Ltd.(1)	14,867	508,555
Valeura Energy, Inc.(1)(2)	569,349	4,595,530
Vermilion Energy, Inc.	3,663,507	39,346,342
Wajax Corp.	146,427	3,372,850
Wesdome Gold Mines Ltd.(1)	795,370	15,638,593
West Fraser Timber Co. Ltd.	47	3,120
Western Forest Products, Inc.(1)(2)	641	6,598
Westshore Terminals Investment Corp.	52,664	1,235,474
Whitecap Resources, Inc.	9,426,873	94,127,056
		2,153,434,109
China — 0.0%
CIFI Holdings Group Co. Ltd.(1)(2)	2,024,000	22,186
Ever Sunshine Services Group Ltd.	182,000	41,352
K Wah International Holdings Ltd.	2,583,000	932,502
		996,040

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Denmark — 1.8%
AL Sydbank	862,345	$77,318,408
cBrain AS	459	4,780
D/S Norden AS	723,585	32,446,295
Dfds AS(1)	610,661	9,987,311
FLSmidth & Co. AS	219,010	19,387,798
H&H International AS, B Shares(1)	19,764	265,002
Jyske Bank AS	17,134	2,567,956
Nilfisk Holding AS(1)	9,385	206,552
NKT AS(1)	546,205	70,600,372
NNIT AS(1)	2,397	15,237
NTG Nordic Transport Group AS(1)	1,284	34,620
Per Aarsleff Holding AS	331,572	41,978,076
Schouw & Co. AS	98,399	10,512,729
Solar AS, B Shares	36,841	1,159,547
Sparekassen Sjaelland-Fyn AS	2,298	131,500
TORM PLC, Class A	1,286,052	37,740,788
Zealand Pharma AS(1)	539,036	31,202,019
		335,558,990
Finland — 1.0%
Bittium OYJ	225,268	7,133,903
Citycon OYJ(1)	938,158	4,215,771
Finnair OYJ(1)(2)	3,347,992	13,738,600
Hiab OYJ, B Shares	313,161	17,993,364
Kalmar OYJ, B Shares	467,274	26,829,350
Kemira OYJ	1,603,231	38,850,981
Lassila & Tikanoja OYJ(1)	60,937	546,792
Luotea PLC	60,937	177,272
Marimekko OYJ	169,756	2,246,534
Nokian Renkaat OYJ(2)	3,078,810	38,733,133
Olvi OYJ, A Shares	7,053	286,813
Outokumpu OYJ	1,364,025	9,210,013
Puuilo OYJ	1,626,696	23,246,157
Suominen OYJ(1)(2)	34,767	63,873
Tokmanni Group Corp.(2)	300,959	2,847,956
Verkkokauppa.com OYJ(1)	49,734	212,568
		186,333,080
France — 2.9%
Air France-KLM(1)	55,300	799,647
AKWEL SADIR	3,304	29,203
Aperam SA	216,776	11,383,939
Arkema SA	237,102	17,267,017
Ayvens SA	61,000	774,349
Beneteau SACA(2)	1,255	11,878
Caisse Regionale de Credit Agricole Mutuel Nord de France(2)	13,038	420,957
Catana Group	1,663	5,289
Cie des Alpes	624,320	21,403,727
Clariane SE(1)	102,345	488,697
Coface SA	773,181	14,301,966
Derichebourg SA	2,824,757	31,335,290
Emeis SA(1)	1,539,877	27,836,863
Etablissements Maurel et Prom SA	1,952,498	20,807,599
Euroapi SA(1)(2)	637,017	1,608,918

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Eutelsat Communications SACA(1)(2)	1,857,247	$4,926,687
Exail Technologies SA(1)(2)	3,283	482,574
Guillemot Corp.(1)	967	4,799
ID Logistics Group SACA(1)	27,595	12,976,456
Jacquet Metals SACA(2)	61,080	1,664,448
Kaufman & Broad SA	210,599	8,070,516
La Francaise De L'energie SACA(1)(2)	456	18,113
Maisons du Monde SA(1)(2)	233,729	374,290
Manitou BF SA	41,487	1,152,148
Mersen SA	365,940	12,001,527
Metropole Television SA(2)	42,211	576,803
Nexans SA	90,748	13,036,134
Nexity SA(1)(2)	448,357	5,036,750
North Atlantic Energies(2)	48,653	2,233,520
Opmobility	1,513,075	30,277,823
OVH Groupe SA(1)(2)	119,239	1,304,030
Pullup Entertainment(2)	38,302	557,050
SES SA	9,534,627	70,984,262
SMCP SA(1)(2)	451,340	3,645,978
Solutions 30 SE(1)(2)	1,206,220	1,251,747
STIF SA(2)	3,065	221,108
Television Francaise 1 SA	1,746,260	14,952,821
Trigano SA	48,783	9,654,204
Ubisoft Entertainment SA(1)	1,914,485	9,392,507
Valeo SE	5,440,835	78,462,336
Vallourec SACA	3,200,451	74,880,074
Vicat SACA	158,737	13,303,852
Vusion	115,742	16,271,116
X-Fab Silicon Foundries SE(1)	1,011,299	5,574,049
		541,763,061
Germany — 3.4%
2G Energy AG	51,499	2,319,217
7C Solarparken AG(1)	68,320	130,201
Alzchem Group AG	32,162	5,624,255
Aumovio SE(1)	287,046	14,238,048
Aurubis AG	183,406	37,161,040
Baader Bank AG	7,082	60,058
Bijou Brigitte AG	3,600	196,170
Borussia Dortmund GmbH & Co. KGaA	880,765	3,264,997
CANCOM SE	659	18,512
Cewe Stiftung & Co. KGaA	75,102	8,894,833
Deutsche Rohstoff AG	87,281	7,483,366
Deutz AG	1,444,147	21,227,050
Draegerwerk AG & Co. KGaA	981	87,283
Draegerwerk AG & Co. KGaA, Preference Shares	16,490	1,747,921
Duerr AG	568,101	16,332,677
Elmos Semiconductor SE	95,157	16,390,667
flatexDEGIRO SE	1,836,893	66,554,689
Formycon AG(1)	52,498	1,421,076
Friedrich Vorwerk Group SE	29,437	2,790,015
Grand City Properties SA	417,195	5,464,084
Heidelberger Druckmaschinen AG(1)	5,044,360	8,457,515
HelloFresh SE(1)	829,297	4,704,721

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Hornbach Holding AG & Co. KGaA	213,573	$21,601,990
HUGO BOSS AG	924,699	40,663,576
Ibu-Tec Advanced Materials AG, Class A(1)	8,347	175,380
Indus Holding AG	96,319	3,472,547
Instone Real Estate Group SE	47,821	530,746
JOST Werke SE	199,784	15,836,719
Jungheinrich AG, Preference Shares	1,044,829	39,389,974
Kloeckner & Co. SE(2)	764,570	9,898,051
Knaus Tabbert AG(1)	5,691	86,098
Koenig & Bauer AG(1)	14,871	159,241
Kontron AG(2)	497,701	13,716,487
Krones AG	143,056	22,399,258
Lang & Schwarz AG	32,486	924,606
Lanxess AG	1,165,718	26,206,264
Mutares SE & Co. KGaA(2)	316,790	11,605,284
Norma Group SE	317,527	5,910,116
ProCredit Holding AG	179,816	1,790,616
SAF-Holland SE	1,044,777	24,507,893
Salzgitter AG	341,286	21,782,623
Schaeffler AG	806,832	9,828,872
SGL Carbon SE(1)	640,688	2,945,341
Siltronic AG(2)	120,144	8,097,504
Sixt SE	238,028	18,452,598
Sixt SE, Preference Shares	229,572	14,826,584
SMA Solar Technology AG(1)	312,787	11,780,923
Steico SE	1,950	58,043
STO SE & Co. KGaA, Preference Shares	10,504	1,527,636
Suedzucker AG(2)	1,071,539	12,818,143
TAG Immobilien AG	1,260,355	24,583,629
thyssenkrupp AG	1,743,831	21,517,586
Tkms AG& Co. KGaA(1)	85,407	9,690,715
Wacker Neuson SE	414,861	10,183,320
Wuestenrot & Wuerttembergische AG	55,473	1,083,721
		632,620,479
Hong Kong — 1.4%
AustAsia Group Ltd.(1)	564,732	171,377
Bank of East Asia Ltd.	357,840	695,431
Bright Smart Securities & Commodities Group Ltd.(1)(2)	5,984,000	6,552,797
Cafe de Coral Holdings Ltd.(2)	5,758,000	3,404,082
Chia Tai Enterprises International Ltd.(1)	19,000	14,428
Chow Sang Sang Holdings International Ltd.	1,235,000	2,195,430
Citychamp Watch & Jewellery Group Ltd.(1)	2,696,000	45,440
Comba Telecom Systems Holdings Ltd.	258,000	69,411
Crystal International Group Ltd.	34,500	32,783
Dah Sing Banking Group Ltd.	807,600	1,350,720
Dah Sing Financial Holdings Ltd.	2,450,000	13,298,897
Deep Source Holdings Ltd.(1)	17,910,000	1,993,522
Dream International Ltd.	655,500	767,437
E-Commodities Holdings Ltd.(2)	23,176,000	2,513,346
Emperor Watch & Jewellery Ltd.	4,240,000	188,754
FSE Lifestyle Services Ltd.	19,000	14,148
Giordano International Ltd.	108,000	21,138
Great Eagle Holdings Ltd.	224,000	511,121

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
G-Resources Group Ltd.	377,000	$532,998
Hang Lung Group Ltd.	9,341,000	20,024,278
Hong Kong Technology Venture Co. Ltd.	580,000	108,051
Hutchison Telecommunications Hong Kong Holdings Ltd.	278,000	41,912
IGG, Inc.	7,104,000	2,858,447
Impro Precision Industries Ltd.(2)	1,048,000	1,164,835
Johnson Electric Holdings Ltd.	8,196,820	32,384,464
JS Global Lifestyle Co. Ltd.(1)	9,766,000	2,259,851
Kerry Properties Ltd.	1,840,500	5,926,612
Man Wah Holdings Ltd.	5,125,600	3,338,259
Midland Holdings Ltd.(1)	4,162,000	1,781,140
Oriental Watch Holdings	1,104,000	482,632
Pacific Basin Shipping Ltd.	142,744,000	63,100,387
Pacific Textiles Holdings Ltd.	65,000	11,040
PAX Global Technology Ltd.	2,042,000	1,267,248
Regina Miracle International Holdings Ltd.	194,000	58,762
Shun Tak Holdings Ltd.(1)(2)	4,052,000	351,936
Singamas Container Holdings Ltd.	3,582,000	311,293
SJM Holdings Ltd.(1)(2)	49,982,000	15,379,518
SmarTone Telecommunications Holdings Ltd.	218,000	146,779
Soundwill Holdings Ltd.(1)	500	447
Stella International Holdings Ltd.(2)	44,500	85,816
Sun Hung Kai & Co. Ltd.	406,000	229,189
SUNeVision Holdings Ltd.(2)	95,000	81,759
Tai Hing Group Holdings Ltd.	133,000	18,840
Ten Pao Group Holdings Ltd.	304,000	108,665
Texhong International Group Ltd.	1,036,000	886,640
Texwinca Holdings Ltd.	440,000	66,792
TradeGo Fintech Ltd.(1)	16,000	2,960
Truly International Holdings Ltd.	718,000	90,590
United Energy Group Ltd.	266,166,000	22,209,793
United Laboratories International Holdings Ltd.(2)	16,546,000	27,512,853
VSTECS Holdings Ltd.	13,280,000	13,452,349
Yue Yuen Industrial Holdings Ltd.	5,246,500	12,452,371
		262,569,768
Ireland — 0.1%
Glenveagh Properties PLC(1)	9,537,975	25,371,063
Israel — 4.2%
Adgar Investment & Development Ltd.(1)	1,910	2,614
AFI Properties Ltd.(1)	293	21,130
Airport City Ltd.(1)	57,014	1,001,335
Alony Hetz Properties & Investments Ltd.	553,697	6,506,689
Analyst IMS Investment Management Services Ltd.	1,014	43,721
Ayalon Holdings Ltd.	80,578	3,355,269
Bezeq The Israeli Telecommunication Corp. Ltd.	1,481,134	3,905,638
Big Shopping Centers Ltd.	34,056	8,206,605
Blue Square Real Estate Ltd.	21,915	2,948,337
Carasso Real Estate Ltd.	23,270	297,214
Cellcom Israel Ltd.	2,556	29,794
Ceragon Networks Ltd.(1)	61,022	138,520
Clal Insurance Enterprises Holdings Ltd.	1,491,564	111,566,914
Delek Group Ltd.	211,154	64,783,219
Delta Galil Ltd.	32,457	1,574,200

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Delta Israel Brands Ltd.	5,330	$179,905
Direct Finance of Direct Group 2006 Ltd.	539	84,215
El Al Israel Airlines	3,169,259	15,803,628
Energix-Renewable Energies Ltd.	67,094	427,540
Enlight Renewable Energy Ltd.(1)	568,560	39,000,069
Equital Ltd.(1)	106,696	4,910,487
Etoro Group Ltd., Class A(1)	35,376	1,084,982
Fattal Holdings 1998 Ltd.(1)	77,164	15,133,763
FIBI Holdings Ltd.	396,176	41,406,023
Fox Wizel Ltd.	12,690	1,147,243
G City Ltd.	628,228	1,574,891
Harel Insurance Investments & Financial Services Ltd.	1,773,556	93,318,729
IDI Insurance Co. Ltd.	73,961	5,399,035
Ilex Medical Ltd.	657	12,581
Inmode Ltd.(1)	100,720	1,384,900
Isracard Ltd.	1,982,891	9,440,903
Israel Canada TR Ltd.	1,010,844	6,333,604
Israel Corp. Ltd.	53,361	13,789,477
Isras Holdings Ltd.(1)	2,290	238,051
Isras Investment Co. Ltd.	9,130	2,448,075
Ituran Location & Control Ltd.	25	1,200
Libra Insurance Co. Ltd.	4,455	24,189
M Yochananof & Sons Ltd.	21,702	2,505,881
Menora Mivtachim Holdings Ltd.	365,479	52,287,315
Migdal Insurance & Financial Holdings Ltd.(1)	8,594,099	46,551,477
Naphtha Israel Petroleum Corp. Ltd.(1)	10,408	83,435
Nexxen International Ltd.(1)	31,104	200,310
Norstar Holdings, Inc.	35,461	81,418
Oil Refineries Ltd.	62,527,375	20,383,353
Orion Retail Properties Ltd.(1)	69,619	58,894
Palram Industries 1990 Ltd.	8,143	140,295
Partner Communications Co. Ltd.	2,895,817	35,432,016
Paz Retail & Energy Ltd.	15,520	3,813,113
Phoenix Financial Ltd.	317,013	16,208,300
Plasson Industries Ltd.	70	3,661
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	9,892	1,271,674
Shikun & Binui Ltd.(1)	3,351,127	17,664,741
Shufersal Ltd.	2,329,939	32,668,847
Sisram Medical Ltd.	19,200	9,933
Summit Real Estate Holdings Ltd.	170,782	3,089,261
Tera Light Ltd.(1)	19,433	102,082
Tiv Taam Holdings 1 Ltd.	37,883	133,845
Victory Supermarket Chain Ltd.	1,418	24,608
ZIM Integrated Shipping Services Ltd.	3,210,460	92,557,562
		782,796,710
Italy — 2.6%
Aquafil SpA(1)(2)	111,267	191,389
Arnoldo Mondadori Editore SpA	289,451	705,401
Azimut Holding SpA	605,691	24,961,109
Banca IFIS SpA	288,147	8,357,197
Banca Sistema SpA(1)	75,210	140,888
Banco di Desio e della Brianza SpA(2)	58,626	630,356
BFF Bank SpA(1)	1,870,798	8,329,148

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Brembo NV	1,143,800	$13,558,802
Credito Emiliano SpA	313,275	5,757,181
d'Amico International Shipping SA	2,319,340	21,311,696
Danieli & C Officine Meccaniche SpA, Preference Shares	104,989	5,840,806
Digital Bros SpA(1)(2)	96,473	1,317,866
Digital Value SpA(2)	369	12,536
Enav SpA	769	5,008
ERG SpA(2)	764,142	22,516,105
Esprinet SpA	138,754	991,668
Ferretti SpA(2)	193,967	886,330
Fiera Milano SpA	41,037	406,284
Fila SpA(2)	70,082	780,947
Fincantieri SpA(1)(2)	1,636,921	27,723,555
Fine Foods & Pharmaceuticals NTM	4,418	60,174
FNM SpA	63,993	38,574
Gas Plus SpA	124,388	903,155
Geox SpA(1)(2)	92,709	32,518
Iveco Group NV	4,216,023	95,504,072
MFE-MediaForEurope NV, Class A	3,419,449	12,485,585
MFE-MediaForEurope NV, Class B(2)	1,138,375	5,387,174
NewPrinces SpA(1)	115,528	2,882,128
Orsero SpA	855	19,761
OVS SpA	9,293,492	54,373,533
RAI Way SpA	166,689	1,213,906
Safilo Group SpA(1)	2,890,427	6,421,115
Saipem SpA(2)	25,368,195	106,662,542
Salvatore Ferragamo SpA(1)(2)	444,040	3,527,273
Sesa SpA(2)	6,346	577,155
Sogefi SpA	212,812	770,152
Technogym SpA	42,612	934,471
Tesmec SpA(1)	1,512,760	350,490
TREVI - Finanziaria Industriale SpA(1)	3,761,469	3,564,526
Webuild SpA(2)	12,646,453	49,189,892
Zignago Vetro SpA(2)	7,570	69,421
		489,391,889
Japan — 34.0%
& ST HD Co. Ltd.	197,900	3,795,430
77 Bank Ltd.	606,900	38,145,557
A&D HOLON Holdings Co. Ltd.	9,400	169,655
Abalance Corp.	179,300	713,669
Access Co. Ltd.(1)	3,100	12,549
AD Works Group Co. Ltd.(2)	877,500	2,611,147
ADEKA Corp.(2)	482,300	14,800,511
AEON Financial Service Co. Ltd.	2,899,200	32,747,823
Aeon Hokkaido Corp.	1,700	9,932
Aeon Kyushu Co. Ltd.	10,600	195,813
AFC-HD AMS Life Science Co. Ltd.	15,500	90,026
Ahresty Corp.	282,400	1,702,577
Aichi Corp.	129,900	1,218,332
Aichi Steel Corp.	647,100	14,496,373
Aiful Corp.	1,815,000	6,011,218
AIMECHATEC Ltd.	5,500	640,867
Aiphone Co. Ltd.	500	9,463

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Air Water, Inc.	317,400	$4,407,327
Airman Corp.	27,900	403,347
Airport Facilities Co. Ltd.(2)	51,500	345,973
Airtrip Corp.	4,900	23,576
Aisan Industry Co. Ltd.	1,055,500	15,493,071
Akebono Brake Industry Co. Ltd.(1)(2)	1,036,500	985,925
Akita Bank Ltd.	28,300	1,015,418
Alconix Corp.(2)	575,600	12,162,620
Alfresa Holdings Corp.	974,900	16,756,237
Alleanza Holdings Co. Ltd.	4,700	43,867
Allied Telesis Holdings KK(2)	622,100	1,180,287
Alpen Co. Ltd.	2,500	35,583
Alps Alpine Co. Ltd.	4,808,400	71,985,141
Amuse, Inc.	20,200	272,112
Amvis Holdings, Inc.	637,900	2,130,365
AOKI Holdings, Inc.	696,300	8,070,451
Aoyama Trading Co. Ltd.	354,800	5,979,767
Arata Corp.	483,500	9,532,440
ARCLANDS Corp.	1,060,000	13,288,808
Arcs Co. Ltd.	705,800	17,625,887
ARE Holdings, Inc.	1,330,200	38,713,856
Arisawa Manufacturing Co. Ltd.	83,900	1,419,620
Artience Co. Ltd.	368,200	10,370,543
Asahi Co. Ltd.	12,400	104,142
Asahi Kogyosha Co. Ltd.	50,100	1,528,769
Asahi Yukizai Corp.(2)	65,900	2,140,279
Asanuma Corp.	1,052,500	7,739,227
Asia Pile Holdings Corp.(2)	454,400	4,593,901
Astena Holdings Co. Ltd.	28,800	94,002
Autobacs Seven Co. Ltd.	28,000	318,820
Awa Bank Ltd.	255,400	9,776,202
Axial Retailing, Inc.	914,300	7,635,737
Bando Chemical Industries Ltd.	376,200	5,748,619
Bank of Nagoya Ltd.	489,800	18,539,974
Bank of Saga Ltd.	182,400	6,043,192
Bank of the Ryukyus Ltd.(2)	625,400	9,801,835
Belc Co. Ltd.	113,900	5,880,894
Belluna Co. Ltd.	105,400	667,325
Blue Zones Holdings Co. Ltd.	34,300	2,115,016
BML, Inc.	111,800	3,116,791
Bookoff Group Holdings Ltd.	29,500	360,379
Buffalo, Inc.	92,900	3,135,932
Bunka Shutter Co. Ltd.	412,000	5,684,384
Carlit Co. Ltd.(2)	113,200	2,194,063
Cawachi Ltd.	53,000	1,123,994
CCI Group, Inc.	1,241,500	8,364,490
CE Holdings Co. Ltd.	13,000	109,981
Central Glass Co. Ltd.	397,600	11,226,859
Charm Care Corp. KK	31,100	290,343
Chiba Kogyo Bank Ltd.(2)	539,900	8,467,567
Chori Co. Ltd.	22,200	661,399
Chubu Shiryo Co. Ltd.	46,500	591,376
Chubu Steel Plate Co. Ltd.(2)	45,200	690,500

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Chuetsu Pulp & Paper Co. Ltd.	10,800	$140,757
Chugai Ro Co. Ltd.	60,100	1,986,806
Chugoku Marine Paints Ltd.	18,200	546,962
Chuo Spring Co. Ltd.(2)	66,800	1,447,343
Citizen Watch Co. Ltd.	2,273,800	27,825,302
CKD Corp.	479,100	16,956,201
CMK Corp.	726,100	2,909,842
Cosmo Energy Holdings Co. Ltd.	509,500	15,745,384
CREAL, Inc.	4,700	24,974
Create SD Holdings Co. Ltd.	1,200	26,118
Credit Saison Co. Ltd.	545,400	16,606,621
Cresco Ltd.	16,200	159,446
CTI Engineering Co. Ltd.	98,200	2,193,926
CUC, Inc.(1)	11,600	74,226
Dai Nippon Toryo Co. Ltd.	17,500	167,330
Daicel Corp.	4,141,100	43,470,298
Dai-Dan Co. Ltd.	44,100	1,031,930
Daido Metal Co. Ltd.	401,200	3,146,620
Daido Steel Co. Ltd.	2,857,500	43,550,477
Daihatsu Infinearth Mfg Co. Ltd.	158,700	2,604,817
Daiichi Jitsugyo Co. Ltd.	76,100	1,739,268
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.(2)	87,400	1,571,331
Daiichikosho Co. Ltd.	462,100	5,140,533
Daiki Aluminium Industry Co. Ltd.	89,400	852,934
Daikoku Denki Co. Ltd.	142,900	2,459,179
Daikokutenbussan Co. Ltd.	2,200	78,344
Daikyonishikawa Corp.	108,100	652,916
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	45,000	1,453,018
Daio Paper Corp.	1,301,500	9,768,501
Daishi Hokuetsu Financial Group, Inc.	2,015,800	26,297,174
Daisue Construction Co. Ltd.	4,700	134,010
Daito Pharmaceutical Co. Ltd.	73,200	688,941
Daitron Co. Ltd.	221,800	4,272,856
Daiwabo Holdings Co. Ltd.	1,591,500	32,561,830
DCM Holdings Co. Ltd.	214,200	2,336,954
Dear Life Co. Ltd.	2,500	18,079
DeNA Co. Ltd.(2)	426,700	7,263,937
Denka Co. Ltd.(2)	1,249,000	29,403,276
Densan System Holdings Co. Ltd.	71,200	1,415,778
DIC Corp.	1,875,200	53,211,638
Digital Holdings, Inc.	71,100	911,461
DKS Co. Ltd.	76,300	6,034,302
Doshisha Co. Ltd.	240,000	5,704,227
Dowa Holdings Co. Ltd.	613,900	45,345,026
Eagle Industry Co. Ltd.	348,800	7,640,104
Ebara Jitsugyo Co. Ltd.	400	7,576
Eco's Co. Ltd.	14,100	277,670
EDION Corp.	661,800	9,510,588
Ehime Bank Ltd.	56,800	687,226
Eizo Corp.	11,400	167,948
EJ Holdings, Inc.	20,000	247,773
Elecom Co. Ltd.	124,400	1,427,133
Electric Power Development Co. Ltd.	1,590,300	37,980,013

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Endo Lighting Corp.	94,300	$1,798,794
Enplas Corp.	41,100	3,734,567
Envipro Holdings, Inc.	24,700	159,550
eRex Co. Ltd.	231,500	1,091,090
ERI Holdings Co. Ltd.	1,400	42,727
Exedy Corp.	553,000	21,905,343
EXEO Group, Inc.	65,000	1,245,518
FaithNetwork Co. Ltd.	1,900	11,661
FCC Co. Ltd.	864,800	21,348,565
Feed One Co. Ltd.	50,600	431,667
Ferrotec Corp.	1,195,300	48,508,947
FIDEA Holdings Co. Ltd.	37,710	528,277
Financial Partners Group Co. Ltd.	23,400	313,211
Fintech Global, Inc.	316,000	313,280
First Bank of Toyama Ltd.(2)	835,100	14,534,356
Foster Electric Co. Ltd.(2)	482,200	9,643,561
FP Corp.	100,600	1,818,050
France Bed Holdings Co. Ltd.	18,000	157,668
Fudo Tetra Corp.	55,100	1,403,935
Fuji Co. Ltd.	451,800	6,072,363
Fuji Pharma Co. Ltd.(2)	171,800	2,641,961
Fuji Seal International, Inc.	598,700	11,031,374
Fujibo Holdings, Inc.	53,800	3,769,125
Fujikura Composites, Inc.	233,000	4,048,714
FuKoKu Co. Ltd.	102,900	1,326,775
Fukuda Denshi Co. Ltd.	9,100	585,470
Fukui Bank Ltd.(2)	20,800	469,450
Fukuyama Transporting Co. Ltd.	172,900	6,202,899
Furukawa Co. Ltd.	571,100	21,296,056
Furukawa Electric Co. Ltd.	90,300	16,179,092
Furuno Electric Co. Ltd.	562,700	28,516,519
Furuya Metal Co. Ltd.	9,400	460,034
Fuso Chemical Co. Ltd.	163,500	10,013,780
Futaba Industrial Co. Ltd.	1,310,900	9,822,126
Fuyo General Lease Co. Ltd.	1,005,200	29,876,937
G-7 Holdings, Inc.	1,400	13,549
Gakken Holdings Co. Ltd.	36,500	249,360
Gamecard Holdings, Inc.	1,900	35,847
Gecoss Corp.	1,000	12,351
Genky DrugStores Co. Ltd.	34,300	986,242
Geo Holdings Corp.	461,800	5,308,708
GLOBERIDE, Inc.	28,200	427,003
Glory Ltd.	1,082,800	28,819,653
GMO Financial Holdings, Inc.	1,600	9,771
Godo Steel Ltd.(2)	201,700	5,238,540
Good Com Asset Co. Ltd.(2)	4,200	41,842
Greens Co. Ltd.	35,300	539,384
GS Yuasa Corp.	1,645,800	58,459,846
GSI Creos Corp.	86,600	1,551,242
G-Tekt Corp.	662,600	8,755,124
Gunma Bank Ltd.	1,707,800	24,687,685
Gunze Ltd.	58,900	1,787,730
H.U. Group Holdings, Inc.	68,200	1,466,904

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
H2O Retailing Corp.	2,242,400	$35,106,113
Hagihara Industries, Inc.	2,300	27,311
Hagiwara Electric Holdings Co. Ltd.	65,400	1,665,292
Hakuhodo DY Holdings, Inc.	61,100	458,180
Hakuto Co. Ltd.(2)	23,900	677,461
Halows Co. Ltd.	117,000	3,677,741
Hamakyorex Co. Ltd.	715,800	8,986,857
Hanwa Co. Ltd.	352,500	20,220,284
Happinet Corp.(2)	215,000	4,376,912
Hazama Ando Corp.	2,068,300	28,326,326
Heiwa Real Estate Co. Ltd.	69,000	1,120,651
Heiwado Co. Ltd.	718,100	13,836,905
HI-LEX Corp.	155,200	3,968,554
Hino Motors Ltd.(1)	2,310,300	6,762,446
Hirano Tecseed Co. Ltd.	100	1,225
Hirata Corp.	81,800	1,596,126
Hirogin Holdings, Inc.	1,330,000	16,448,178
HIS Co. Ltd.	23,900	195,761
Hochiki Corp.(2)	123,900	5,092,040
Hodogaya Chemical Co. Ltd.	16,300	249,367
Hokko Chemical Industry Co. Ltd.	71,700	861,618
Hokuhoku Financial Group, Inc.	1,402,700	56,029,219
Hokuriku Electric Industry Co. Ltd.	3,700	70,367
Hokuryo Co. Ltd.	10,000	205,201
Hokuto Corp.	181,700	2,340,614
H-One Co. Ltd.	213,700	2,025,857
Horiba Ltd.	17,400	2,336,879
Hosiden Corp.	296,100	5,564,414
Hosokawa Micron Corp.	7,000	303,767
Howa Machinery Ltd.	73,900	875,272
HS Holdings Co. Ltd.	9,800	81,718
Hyakugo Bank Ltd.	1,241,000	13,476,790
Hyakujushi Bank Ltd.	113,300	7,067,510
Ichinen Holdings Co. Ltd.	40,300	563,381
IDEA Consultants, Inc.	200	5,847
IDOM, Inc.	199,900	1,967,649
Iino Kaiun Kaisha Ltd.	2,022,100	21,529,601
i-mobile Co. Ltd.	306,100	1,051,884
Inaba Denki Sangyo Co. Ltd.	57,000	1,047,944
Inabata & Co. Ltd.	488,400	13,624,044
I-NE Co. Ltd.	2,700	19,454
Ines Corp.	200	2,719
INFRONEER Holdings, Inc.	2,806,700	46,977,048
Innotech Corp.	40,200	749,624
Integral Corp.	74,000	1,550,379
Inui Global Logistics Co. Ltd.(2)	119,800	1,263,721
IPS, Inc.	5,800	120,762
Iriso Electronics Co. Ltd.	283,100	6,947,706
Iseki & Co. Ltd.(2)	370,400	5,052,527
Ishihara Sangyo Kaisha Ltd.	721,500	18,063,629
Ito En Ltd.	881,300	17,151,213
Ito En Ltd., Preference Shares	228,800	2,663,492
Itochu Enex Co. Ltd.	660,700	8,826,340

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Itochu-Shokuhin Co. Ltd.	3,900	$327,590
IwaiCosmo Holdings, Inc.	346,400	8,726,183
Iwatani Corp.	2,754,400	36,307,748
Izumi Co. Ltd.	2,350,800	15,628,804
J Front Retailing Co. Ltd.	1,321,900	21,787,859
J Trust Co. Ltd.	1,536,000	5,295,500
Jaccs Co. Ltd.	516,000	14,618,917
JAFCO Group Co. Ltd.(2)	209,700	3,324,014
JANOME Corp.	11,500	109,031
Japan Aviation Electronics Industry Ltd.	598,100	10,319,767
Japan Business Systems, Inc.	40,600	430,430
Japan Cash Machine Co. Ltd.	99,300	797,827
Japan Electronic Materials Corp.	328,300	16,819,818
Japan Lifeline Co. Ltd.	94,600	967,291
Japan Petroleum Exploration Co. Ltd.	4,291,200	65,687,525
Japan Pulp & Paper Co. Ltd.	917,500	6,784,365
Japan Transcity Corp.	206,700	1,795,317
JCR Pharmaceuticals Co. Ltd.	275,300	1,226,936
JGC Holdings Corp.	217,300	3,442,732
JK Holdings Co. Ltd.	600	5,996
JM Holdings Co. Ltd.	76,100	843,447
J-Oil Mills, Inc.	112,200	1,506,501
Joshin Denki Co. Ltd.	305,000	5,555,732
JSB Co. Ltd.	19,900	446,085
JSP Corp.	102,400	1,911,359
JTEKT Corp.	5,146,300	70,633,486
Juki Corp.	9,400	46,287
Juroku Financial Group, Inc.	394,500	25,962,352
JVCKenwood Corp.	4,396,100	36,506,699
Kaga Electronics Co. Ltd.	827,500	23,062,744
Kamei Corp.	399,100	8,672,278
Kanadevia Corp.	3,746,100	26,050,549
Kanamoto Co. Ltd.	1,000,800	27,896,202
Kaneka Corp.	1,034,600	34,969,830
Kanematsu Corp.	2,770,000	43,544,823
Kanto Denka Kogyo Co. Ltd.	1,338,200	15,097,946
Kato Sangyo Co. Ltd.	243,800	10,675,023
Kawada Technologies, Inc.	228,900	8,084,605
Keihan Holdings Co. Ltd.	93,500	2,074,595
Keikyu Corp.	51,700	517,867
KEIWA, Inc.	99,500	873,557
Keiyo Bank Ltd.	632,300	9,096,062
Kenko Mayonnaise Co. Ltd.	2,900	42,963
KH Neochem Co. Ltd.	252,100	5,024,096
Kibun Foods, Inc.	4,600	32,105
Kimura Chemical Plants Co. Ltd.(2)	6,400	60,628
Kintetsu Group Holdings Co. Ltd.(2)	438,800	9,287,332
Kitoku Shinryo Co. Ltd.	9,900	138,168
Kitz Corp.	1,162,800	16,033,699
Kiyo Bank Ltd.	619,500	16,956,038
Koa Corp.	342,800	4,358,916
Koa Shoji Holdings Co. Ltd.	12,800	74,237
Kobe Steel Ltd.	440,200	6,405,753

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Kodensha Co. Ltd.	3,900	$171,899
Kohnan Shoji Co. Ltd.	402,500	11,161,912
Kojima Co. Ltd.	31,500	266,946
Komeri Co. Ltd.	461,400	10,823,746
Komori Corp.	278,000	3,235,731
Konica Minolta, Inc.	3,825,600	14,597,000
Konishi Co. Ltd.	26,000	230,311
Konoike Transport Co. Ltd.	689,400	15,432,053
Konoshima Chemical Co. Ltd.	10,400	132,019
Kosaido Holdings Co. Ltd.	145,100	459,059
Koshidaka Holdings Co. Ltd.	30,900	231,405
KPP Group Holdings Co. Ltd.	515,400	3,082,179
Kraftia Corp.	59,300	4,011,883
Krosaki Harima Corp.	32,000	860,503
KRS Corp.	14,600	305,094
K's Holdings Corp.	760,300	8,329,270
Kumagai Gumi Co. Ltd.	1,092,300	14,090,453
Kumiai Chemical Industry Co. Ltd.(2)	470,300	2,211,178
Kurabo Industries Ltd.(2)	79,300	5,098,871
Kuraray Co. Ltd.	1,466,600	17,356,813
Kureha Corp.	365,600	11,464,203
KYB Corp.(2)	916,400	30,970,010
Kyodo Printing Co. Ltd.	10,800	121,548
Kyoei Steel Ltd.	509,600	8,657,780
Kyokuto Securities Co. Ltd.	28,800	349,942
Kyokuyo Co. Ltd.	23,200	807,548
Kyushu Leasing Service Co. Ltd.	5,000	48,545
Lacto Japan Co. Ltd.	32,100	784,538
Life Corp.	1,057,200	18,378,841
LIFULL Co. Ltd.	9,400	13,014
Lintec Corp.	84,700	2,955,495
Lixil Corp.	214,000	2,514,443
Luckland Co. Ltd.	41,300	469,768
Mabuchi Motor Co. Ltd.	970,000	11,416,274
Macnica Holdings, Inc.	1,815,300	32,082,824
Maezawa Industries, Inc.	8,100	115,949
Mamiya-Op Co. Ltd.	2,000	19,238
Mars Group Holdings Corp.	10,400	210,666
Marubun Corp.	272,800	2,222,794
Marudai Food Co. Ltd.(2)	42,900	659,541
Maruha Nichiro Corp.	3,064,500	31,108,633
Marui Group Co. Ltd.	74,100	1,506,860
Maruzen Showa Unyu Co. Ltd.	98,700	5,793,560
Marvelous, Inc.	59,800	195,106
Matsuda Sangyo Co. Ltd.(2)	135,600	7,606,683
Maxell Ltd.	23,100	338,268
MCJ Co. Ltd.	558,000	8,184,085
Mebuki Financial Group, Inc.	272,000	2,332,973
Megachips Corp.	12,500	729,934
Megmilk Snow Brand Co. Ltd.	805,600	18,070,302
Meidensha Corp.	32,600	1,624,650
Meiji Shipping Group Co. Ltd.	35,500	174,868
Meiko Electronics Co. Ltd.	166,400	23,324,373

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Meisei Industrial Co. Ltd.	186,500	$2,419,411
Menicon Co. Ltd.(2)	269,600	3,290,128
MERF, Inc.	4,700	50,290
METAWATER Co. Ltd.	414,900	11,163,403
Mie Kotsu Group Holdings, Inc.	1,700	6,622
Mikuni Corp.	22,300	62,018
MIMAKI ENGINEERING Co. Ltd.	167,700	1,995,768
Ministop Co. Ltd.	10,100	122,541
Mirait One Corp.	754,100	19,596,400
Mitachi Co. Ltd.	13,100	204,761
Mitsuba Corp.	857,300	8,027,405
Mitsubishi Kakoki Kaisha Ltd.(2)	271,800	6,610,327
Mitsubishi Materials Corp.	2,628,700	100,868,123
Mitsubishi Paper Mills Ltd.(2)	226,700	1,240,092
Mitsubishi Research Institute, Inc.	26,000	837,615
Mitsubishi Steel Manufacturing Co. Ltd.	169,700	2,305,022
Mitsui DM Sugar Co. Ltd.	30,900	702,184
Mitsui E&S Co. Ltd.	1,268,900	63,601,474
Mitsui High-Tec, Inc.	1,940,400	10,847,151
Mitsui Kinzoku Co. Ltd.	1,260,500	296,199,834
Mitsui Matsushima Holdings Co. Ltd.(2)	1,064,300	10,282,129
Mitsui-Soko Holdings Co. Ltd.	687,500	16,456,357
Mitsuuroko Group Holdings Co. Ltd.	49,700	746,509
Miyaji Engineering Group, Inc.	470,900	5,845,431
Miyazaki Bank Ltd.	274,500	17,061,898
Miyoshi Oil & Fat Co. Ltd.	4,300	65,487
Mizuho Leasing Co. Ltd.	2,764,100	27,042,775
Mizuho Medy Co. Ltd.	78,800	972,695
Modec, Inc.	627,100	53,901,470
Morinaga Milk Industry Co. Ltd.	887,100	28,202,866
Moriroku Co. Ltd.	6,600	112,442
Morita Holdings Corp.	225,800	4,319,867
Musashi Seimitsu Industry Co. Ltd.	904,000	18,033,364
Musashino Bank Ltd.	567,800	23,666,584
Muto Seiko Co.	2,300	36,501
Nachi-Fujikoshi Corp.	362,000	12,442,498
Nagano Keiki Co. Ltd.	202,500	4,037,533
Nagase & Co. Ltd.	483,800	15,321,857
Nagase Brothers, Inc.	14,800	265,632
Nagoya Railroad Co. Ltd.(2)	2,434,600	28,755,116
Nakayama Steel Works Ltd.	402,100	1,630,823
Namura Shipbuilding Co. Ltd.	1,595,300	56,588,964
Nankai Electric Railway Co. Ltd.	826,400	16,490,589
Nankai Tatsumura Construction Co. Ltd.(2)	40,100	147,435
Nanto Bank Ltd.	331,900	16,226,216
NEC Capital Solutions Ltd.	80,200	2,249,656
Netstars Co. Ltd.(1)	13,400	70,967
NHK Spring Co. Ltd.	518,400	9,947,879
Nichicon Corp.	520,500	7,159,237
Nichimo Co. Ltd.	900	15,719
Nichireki Group Co. Ltd.	13,000	203,324
Nichirin Co. Ltd.	6,300	176,357
Nifco, Inc.	51,100	1,810,909

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Nihon Dempa Kogyo Co. Ltd.(2)	916,000	$7,791,342
Nihon House Holdings Co. Ltd.	6,000	12,483
Nihon Nohyaku Co. Ltd.(2)	387,000	2,702,679
Nihon Yamamura Glass Co. Ltd.	55,000	1,227,315
Nikkiso Co. Ltd.	985,500	15,439,491
Nikkon Holdings Co. Ltd.(2)	972,400	24,576,467
Nippn Corp.	300,200	5,511,622
Nippon Beet Sugar Manufacturing Co. Ltd.	9,800	283,530
Nippon Carbide Industries Co., Inc.	39,200	792,931
Nippon Chemical Industrial Co. Ltd.	63,700	1,464,815
Nippon Chemi-Con Corp.(1)	210,900	2,541,190
Nippon Coke & Engineering Co. Ltd.(1)	3,185,900	2,833,734
Nippon Concrete Industries Co. Ltd.	4,500	10,380
Nippon Denko Co. Ltd.	1,374,400	4,126,192
Nippon Densetsu Kogyo Co. Ltd.	54,500	1,840,115
Nippon Dry-Chemical Co. Ltd.(2)	21,900	1,755,210
Nippon Electric Glass Co. Ltd.	126,900	5,575,876
Nippon Kayaku Co. Ltd.	82,000	1,052,305
Nippon Kodoshi Corp.(2)	45,600	1,247,598
Nippon Light Metal Holdings Co. Ltd.	1,448,410	28,888,833
Nippon Paper Industries Co. Ltd.	2,448,300	20,651,652
Nippon Rietec Co. Ltd.	4,700	96,734
Nippon Seiki Co. Ltd.	520,500	9,505,397
Nippon Seisen Co. Ltd.	1,800	15,782
Nippon Sharyo Ltd.	92,100	2,505,624
Nippon Shinyaku Co. Ltd.	559,800	18,479,520
Nippon Shokubai Co. Ltd.	1,888,100	30,753,976
Nippon Signal Co. Ltd.	182,100	2,098,218
Nippon Soda Co. Ltd.	65,800	1,762,646
Nippon Thompson Co. Ltd.	570,900	3,917,004
Nippon Yakin Kogyo Co. Ltd.	333,700	11,328,184
Nipro Corp.	3,493,300	35,611,976
Nishikawa Rubber Co. Ltd.	32,900	955,729
Nishimatsu Construction Co. Ltd.	100,000	4,396,965
Nishi-Nippon Financial Holdings, Inc.	1,254,900	35,724,218
Nishi-Nippon Railroad Co. Ltd.	590,600	12,306,294
Nishio Holdings Co. Ltd.	523,200	15,560,913
Nissan Shatai Co. Ltd.	531,200	3,755,532
Nissan Tokyo Sales Holdings Co. Ltd.	66,200	231,782
Nissei ASB Machine Co. Ltd.	44,000	2,604,670
Nissha Co. Ltd.	800	6,970
Nisshin Oillio Group Ltd.	224,900	8,788,714
Nisshinbo Holdings, Inc.	670,200	7,513,807
Nissui Corp.	5,447,400	54,071,534
NITTAN Corp.(2)	251,900	1,213,561
Nittetsu Mining Co. Ltd.(2)	1,377,800	36,871,537
Nitto Kogyo Corp.	258,700	8,041,726
Nittoc Construction Co. Ltd.	63,800	597,294
Nittoku Co. Ltd.	4,700	80,436
Nojima Corp.	3,819,700	28,525,826
NOK Corp.	1,391,200	29,592,282
Nomura Co. Ltd.	135,800	1,273,978
Nomura Micro Science Co. Ltd.(2)	368,500	8,302,125

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Noritsu Koki Co. Ltd.	267,000	$3,870,783
Noritz Corp.	1,400	21,804
North Pacific Bank Ltd.	3,992,600	27,995,265
NPC, Inc.	11,400	60,243
NPR-RIKEN Corp.	213,100	6,216,997
NS United Kaiun Kaisha Ltd.	329,600	16,129,304
NSK Ltd.	3,645,100	32,792,209
NTN Corp.	13,154,200	35,566,726
Ogaki Kyoritsu Bank Ltd.	377,900	16,509,466
Okasan Securities Group, Inc.	100,900	642,791
Oki Electric Industry Co. Ltd.	2,729,900	56,225,725
Okinawa Cellular Telephone Co.	237,100	5,090,201
Okinawa Financial Group, Inc.	187,400	7,204,699
Okura Industrial Co. Ltd.	65,700	2,202,228
Okuwa Co. Ltd.	48,600	275,073
Onward Holdings Co. Ltd.	54,000	282,273
Optex Group Co. Ltd.	124,700	2,551,015
Optorun Co. Ltd.	11,400	247,114
Orient Corp.	1,591,940	11,716,327
Oriental Shiraishi Corp.	522,700	1,455,402
Osaka Organic Chemical Industry Ltd.	19,800	597,904
Osaka Steel Co. Ltd.(2)	212,000	3,538,459
Osaki Electric Co. Ltd.	342,400	3,812,612
OSG Corp.	896,800	16,799,092
Pacific Industrial Co. Ltd.	1,233,200	23,726,820
Pack Corp.	7,500	64,310
Pegasus Co. Ltd.	24,500	133,228
Penta-Ocean Construction Co. Ltd.	7,059,200	95,941,555
PILLAR Corp.(2)	37,200	2,016,377
Press Kogyo Co. Ltd.	2,817,000	18,116,775
Prestige International, Inc.	51,300	230,751
Prima Meat Packers Ltd.	296,300	5,512,062
PS Construction Co. Ltd.	351,300	7,693,654
Raito Kogyo Co. Ltd.	44,900	1,252,531
Raiznext Corp.	79,300	1,334,776
Rasa Corp.	10,400	157,573
Rasa Industries Ltd.(2)	101,200	6,682,606
Rengo Co. Ltd.	5,444,200	54,367,146
RENOVA, Inc.(1)	1,151,300	5,433,310
Resorttrust, Inc.	1,584,000	19,653,763
Restar Corp.	422,100	8,502,137
Retail Partners Co. Ltd.	49,700	437,334
Rheon Automatic Machinery Co. Ltd.	20,800	215,543
Ricoh Leasing Co. Ltd.	381,100	15,643,835
Riken Technos Corp.	216,900	2,559,480
Riken Vitamin Co. Ltd.	18,900	375,215
Round One Corp.	1,498,200	10,306,703
Ryobi Ltd.	644,900	12,466,701
RYODEN Corp.	6,400	152,255
Ryoyu Systems Co. Ltd.	4,700	110,472
Sakai Chemical Industry Co. Ltd.	265,300	7,050,408
Sakata INX Corp.	502,800	8,623,508
Sala Corp.	177,900	1,392,309

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
San ju San Financial Group, Inc.	256,600	$10,346,930
San-A Co. Ltd.	23,400	465,749
San-Ai Obbli Co. Ltd.	469,500	7,716,764
Sangetsu Corp.	324,400	6,963,677
San-In Godo Bank Ltd.	805,900	9,110,136
Sanki Engineering Co. Ltd.	482,500	24,308,996
Sanko Gosei Ltd.	208,100	1,430,522
Sanko Metal Industrial Co. Ltd.	25,000	238,866
Sankyo Tateyama, Inc.	900	4,177
Sankyu, Inc.	347,000	22,319,967
Sanoh Industrial Co. Ltd.	369,400	2,095,480
Sansei Technologies, Inc.	15,400	261,773
Sanshin Electronics Co. Ltd.	204,100	4,227,746
Sanyo Chemical Industries Ltd.(2)	75,600	2,882,956
Sanyo Denki Co. Ltd.	51,300	1,675,541
Sanyo Electric Railway Co. Ltd.	18,300	244,508
Sanyo Shokai Ltd.	31,200	866,033
Sanyo Trading Co. Ltd.	6,600	79,591
Sato Corp.	593,900	9,499,367
Satori Electric Co. Ltd.	14,000	180,644
SAXA, Inc.	2,900	152,313
SBS Holdings, Inc.	130,100	3,558,510
Scroll Corp.	489,000	4,334,214
SEC Carbon Ltd.	1,000	19,196
Seed Co. Ltd.	5,000	18,157
Seibu Giken Co. Ltd.	9,400	152,611
Seika Corp.	262,600	4,813,128
Seikitokyu Kogyo Co. Ltd.	22,600	249,590
Seiko Group Corp.	523,500	44,246,268
Seino Holdings Co. Ltd.	80,800	1,378,181
Seiren Co. Ltd.	176,600	4,109,166
Senko Group Holdings Co. Ltd.(2)	2,317,900	29,233,184
Senshu Electric Co. Ltd.	14,800	609,828
Senshu Ikeda Holdings, Inc.	4,541,600	26,787,016
SERENDIP HOLDINGS Co. Ltd.(1)	19,400	214,494
Seven Bank Ltd.(2)	5,983,100	11,518,245
Shibaura Machine Co. Ltd.	282,000	8,326,037
Shibuya Corp.	10,600	252,614
Shikoku Bank Ltd.	277,600	4,350,192
Shikoku Kasei Holdings Corp.(2)	190,800	6,398,374
Shin Nippon Air Technologies Co. Ltd.	27,600	737,836
Shin Nippon Biomedical Laboratories Ltd.	17,200	188,214
Shinagawa Refra Co. Ltd.	219,000	3,504,849
Shindengen Electric Manufacturing Co. Ltd.	66,200	1,763,150
Shinko Shoji Co. Ltd.	101,400	701,618
Shinmaywa Industries Ltd.	1,059,100	18,461,192
Shinnihon Corp.	292,000	4,112,480
Shinsho Corp.	44,300	785,529
Shinwa Co. Ltd.	11,100	239,977
Ship Healthcare Holdings, Inc.	1,187,600	20,928,701
Shizuki Electric Co., Inc.(2)	40,200	276,116
Showa Sangyo Co. Ltd.	148,100	3,246,888
Siix Corp.	1,066,700	9,712,302

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Sintokogio Ltd.	74,700	$578,210
SK-Electronics Co. Ltd.	157,100	3,622,332
SKY Perfect JSAT Holdings, Inc.	1,569,600	28,857,830
Sodick Co. Ltd.	701,700	6,832,761
Soken Chemical & Engineering Co. Ltd.	123,300	2,598,628
Sotetsu Holdings, Inc.	165,700	3,119,315
Sparx Group Co. Ltd.	20,800	282,572
S-Pool, Inc.	390,900	661,787
SRA Holdings	12,800	414,761
Stanley Electric Co. Ltd.	775,700	16,357,754
Starts Corp., Inc.	409,900	14,018,918
Studio Alice Co. Ltd.	11,800	151,090
SUMCO Corp.	141,000	1,640,779
Sumida Corp.	1,163,300	9,316,012
Sumitomo Heavy Industries Ltd.	1,460,800	57,606,043
Sumitomo Osaka Cement Co. Ltd.	758,500	22,524,272
Sumitomo Rubber Industries Ltd.	1,246,100	22,119,186
Sumitomo Seika Chemicals Co. Ltd.(2)	110,800	5,068,544
Sumitomo Warehouse Co. Ltd.	118,500	3,068,854
Suncall Corp.(2)	448,600	3,470,543
Sun-Wa Technos Corp.(2)	6,900	153,490
SUNWELS Co. Ltd.(1)	23,300	40,019
Suzuken Co. Ltd.	263,300	11,106,742
Suzuki Co. Ltd.	186,200	3,671,248
T RAD Co. Ltd.	7,500	517,252
Tachi-S Co. Ltd.	515,800	7,751,258
Taihei Dengyo Kaisha Ltd.	1,500	30,080
Taiheiyo Cement Corp.	1,481,600	42,594,326
Taiho Kogyo Co. Ltd.	22,800	161,644
Taikisha Ltd.	418,200	10,506,246
Taisei Oncho Co. Ltd.	200	6,637
Taiyo Yuden Co. Ltd.(2)	215,700	6,584,255
Takamiya Co. Ltd.	1,600	4,447
Takaoka Toko Co. Ltd.	66,800	2,498,279
Takara Holdings, Inc.	496,900	5,182,926
Takara Standard Co. Ltd.	906,200	17,623,971
Takasago International Corp.	628,900	5,564,358
Takashimaya Co. Ltd.	4,513,400	57,309,225
Take & Give Needs Co. Ltd.	14,700	70,237
Takeuchi Manufacturing Co. Ltd.	232,300	11,156,436
Tamura Corp.	862,800	4,017,730
Tanseisha Co. Ltd.	249,900	2,596,976
Taoka Chemical Co. Ltd.	4,700	34,035
Tayca Corp.	500	5,834
Tazmo Co. Ltd.	223,200	3,663,810
Techno Horizon Co. Ltd.	87,800	594,737
Techno Ryowa Ltd.	145,900	7,217,229
Technoflex Corp.	35,200	571,709
Teijin Ltd.	4,627,200	51,390,864
Tekken Corp.	12,100	393,837
Tera Probe, Inc.	62,600	3,904,045
Terasaki Electric Co. Ltd.(2)	26,800	746,432
Tess Holdings Co. Ltd.	519,800	2,018,631

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
TKP Corp.(1)(2)	17,300	$228,407
Toa Corp.	19,400	227,753
Toa Corp.	1,355,600	36,632,489
Toagosei Co. Ltd.	97,700	1,202,915
TOBISHIMA HOLDINGS, Inc.	189,200	3,128,797
Tobu Railway Co. Ltd.	1,561,300	31,461,441
Toda Corp.	1,093,800	11,411,761
Toenec Corp.	807,100	12,359,632
Toho Bank Ltd.	302,400	1,404,954
Toho Co. Ltd.	230,000	1,997,721
Toho Holdings Co. Ltd.(2)	287,700	8,913,313
Toho Titanium Co. Ltd.	153,900	2,746,930
Tokai Carbon Co. Ltd.	5,104,700	36,446,235
Tokai Corp.	17,100	285,592
TOKAI Holdings Corp.	2,114,100	16,406,609
Tokai Rika Co. Ltd.	1,417,200	30,458,523
Tokushu Tokai Paper Co. Ltd.	23,800	257,846
Tokuyama Corp.	1,807,000	51,769,276
Tokyo Electron Device Ltd.	162,400	3,807,747
Tokyo Energy & Systems, Inc.	14,100	174,221
Tokyo Kiraboshi Financial Group, Inc.	671,300	50,133,664
Tokyo Rope Manufacturing Co. Ltd.	14,800	197,387
Tokyo Steel Manufacturing Co. Ltd.	422,100	4,375,453
Tokyo Tekko Co. Ltd.	205,200	8,414,882
Tokyotokeiba Co. Ltd.	118,300	4,520,879
Tokyu Construction Co. Ltd.	1,983,600	20,273,054
Toli Corp.	158,000	796,408
Tomen Devices Corp.	1,700	152,179
Tomoku Co. Ltd.	90,800	2,150,189
TOMONY Holdings, Inc.	3,594,800	22,578,292
Topre Corp.	1,022,100	19,686,823
Topy Industries Ltd.	198,400	4,610,064
Totech Corp.	70,000	2,046,618
Totetsu Kogyo Co. Ltd.	3,600	133,951
Towa Bank Ltd.	348,500	2,743,642
Towa Pharmaceutical Co. Ltd.	320,200	9,087,075
Toyo Gosei Co. Ltd.(2)	1,200	88,326
Toyo Kanetsu KK	76,600	1,512,371
Toyo Seikan Group Holdings Ltd.	508,500	13,283,479
Toyo Tanso Co. Ltd.(2)	58,000	2,354,072
Toyo Tire Corp.	1,362,800	41,996,073
Toyobo Co. Ltd.	1,675,400	19,800,421
Toyoda Gosei Co. Ltd.	1,896,000	61,612,187
Toyota Boshoku Corp.	1,691,200	34,585,831
TPR Co. Ltd.	1,146,600	10,335,613
Traders Holdings Co. Ltd.	161,200	1,184,622
Transaction Media Networks, Inc.(1)	1,200	2,571
Transcosmos, Inc.	74,700	1,961,158
TRE Holdings Corp.	1,033,640	11,875,638
Trusco Nakayama Corp.	443,600	7,170,509
TS Tech Co. Ltd.	116,800	1,504,543
Tsubaki Nakashima Co. Ltd.(1)	35,300	80,806
Tsubakimoto Chain Co.	734,200	12,568,448

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Tsuburaya Fields Holdings, Inc.	37,400	$371,468
Tsugami Corp.	754,200	19,037,351
Tsukada Global Holdings, Inc.	33,600	149,676
Tsukishima Holdings Co. Ltd.	9,400	209,634
Tsukuba Bank Ltd.(2)	1,026,000	4,641,729
Tsuzuki Denki Co. Ltd.	12,500	334,623
UACJ Corp.	3,271,900	57,821,683
Uchida Yoko Co. Ltd.	742,600	10,222,572
Unipres Corp.	1,159,800	10,953,152
United Arrows Ltd.	25,500	437,963
United Super Markets Holdings, Inc.	116,800	680,119
UNITED, Inc.	3,900	13,813
Unitika Ltd.(1)(2)	254,600	3,122,911
Ushio, Inc.	454,500	9,340,212
Valor Holdings Co. Ltd.	1,122,400	27,000,667
Vital KSK Holdings, Inc.	33,400	318,155
VT Holdings Co. Ltd.	950,600	3,490,517
Wacom Co. Ltd.	147,000	822,752
Wakita & Co. Ltd.	183,400	2,404,955
Warabeya Nichiyo Holdings Co. Ltd.	176,800	3,892,285
Wellnet Corp.	900	3,911
West Holdings Corp.	3,700	41,123
World Holdings Co. Ltd.	51,600	942,657
Xebio Holdings Co. Ltd.	36,000	258,377
Yahagi Construction Co. Ltd.	373,100	6,039,633
YAMABIKO Corp.	524,900	12,890,069
Yamae Group Holdings Co. Ltd.	345,700	6,749,002
Yamagata Bank Ltd.	900	15,711
Yamaichi Electronics Co. Ltd.	476,800	25,606,999
Yashima Denki Co. Ltd.	227,600	5,170,456
YE DIGITAL Corp.	2,500	13,255
Yellow Hat Ltd.	241,300	2,715,793
Yokogawa Bridge Holdings Corp.	596,200	12,250,968
Yokorei Co. Ltd.	569,300	5,210,588
Yokowo Co. Ltd.	158,800	3,377,803
Yondenko Corp.	83,600	1,127,609
Yorozu Corp.	600	4,255
Yuasa Trading Co. Ltd.	312,400	12,939,870
Yurtec Corp.	595,700	12,317,997
Yushiro, Inc.	10,200	210,342
Zacros Corp.	568,600	5,597,998
Zenhoren Co. Ltd.	7,100	48,089
Zenrin Co. Ltd.	201,700	1,331,919
Zeon Corp.	1,145,900	15,687,347
Zero Co. Ltd.	6,300	152,988
		6,405,949,750
Netherlands — 1.2%
Aalberts NV(2)	41,604	1,728,989
Alfen NV(1)(2)	294,568	3,149,916
AMG Critical Materials NV	249,416	9,854,633
ASR Nederland NV	185,391	13,471,025
Basic-Fit NV(1)(2)	613,830	22,810,368
Brunel International NV(2)	101,380	831,211

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
CM.com NV(1)(2)	672	$3,928
Constellium SE(1)	1,420,058	35,345,244
Corbion NV	258,721	5,956,149
Ferrari Group PLC	3,572	43,385
Flow Traders Ltd.(1)(2)	279	8,709
ForFarmers NV	110,626	840,055
Fugro NV(2)	1,590,983	20,178,712
InPost SA(1)(2)	175,474	3,149,742
Kendrion NV	13,477	254,863
Koninklijke BAM Groep NV	1,561,544	17,621,783
Koninklijke Heijmans NV, CVA	434,773	45,830,310
Koninklijke Vopak NV	364,065	20,011,546
Nedap NV	17,038	1,712,079
PostNL NV(2)	117,854	159,194
SBM Offshore NV	368,525	14,237,510
SIF Holding NV(1)(2)	13,519	115,810
Sligro Food Group NV	92,164	1,573,645
TKH Group NV, CVA	6,532	301,794
		219,190,600
New Zealand — 0.2%
Air New Zealand Ltd.	52,091,787	17,320,391
Eroad Ltd.(1)(2)	4,034,646	2,151,279
Fletcher Building Ltd.(1)(2)	3,169,549	6,671,167
KMD Brands Ltd.(1)	431,191	62,933
Oceania Healthcare Ltd.(1)(2)	3,282,020	1,632,172
SKYCITY Entertainment Group Ltd.(1)(2)	14,419,415	7,215,005
Warehouse Group Ltd.(1)	8,816	3,807
		35,056,754
Norway — 1.9%
2020 Bulkers Ltd.	178,423	2,527,103
ABG Sundal Collier Holding ASA	66,471	57,685
Aker Solutions ASA	607,791	2,635,986
Bluenord ASA(1)	105,749	5,733,021
BW LPG Ltd.	2,191,482	39,888,149
BW Offshore Ltd.	2,262,757	12,192,427
Cadeler AS(1)	153,518	986,329
DNO ASA	12,737,224	22,165,813
DOF Group ASA	394,110	5,243,897
Grieg Seafood ASA(1)	873,218	6,913,469
Hoegh Autoliners ASA	2,879,983	40,118,672
Kid ASA	138,925	1,814,312
Kitron ASA	53,799	601,803
Klaveness Combination Carriers ASA	33,900	327,189
Kongsberg Automotive ASA(1)	2,945,455	661,504
MPC Container Ships ASA	11,179,011	26,209,621
Nordic Mining ASA(1)	9,851	11,780
Norske Skog ASA(1)	1,457,995	4,613,567
Norwegian Air Shuttle ASA	17,614,324	30,788,252
Odfjell Drilling Ltd.	1,539,280	17,264,723
Odfjell SE, Class A	208,449	2,777,931
Odfjell Technology Ltd.	45	320
Panoro Energy ASA(1)	805,725	2,238,652
Petronor E&P ASA(1)	26,297	27,583

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Rana Gruber ASA	153,851	$1,258,849
Scatec ASA(1)	1,617,633	20,848,204
Sea1 offshore, Inc.(1)	223,899	637,791
Solstad Offshore ASA	111,828	659,628
SpareBank 1 Nord Norge	2,288,754	38,381,895
SpareBank 1 SMN	352,110	7,902,910
Sparebanken Norge	50,781	1,098,243
Stolt-Nielsen Ltd.	465,117	16,477,725
TGS ASA	3,427,132	40,972,198
Wallenius Wilhelmsen ASA	881,029	12,255,309
Zaptec ASA(1)	297,560	973,637
		367,266,177
Portugal — 0.2%
CTT-Correios de Portugal SA	2,951,219	24,907,513
Mota-Engil SGPS SA(2)	793,265	4,872,091
Navigator Co. SA(2)	455,868	1,852,419
NOS SGPS SA	651,221	3,964,275
Semapa-Sociedade de Investimento e Gestao	133,268	3,743,965
Teixeira Duarte SA(1)(2)	4,431,550	2,619,919
		41,960,182
Singapore — 1.7%
Aztech Global Ltd.	1,110,200	660,629
Banyan Tree Holdings Ltd.	39,500	20,406
Boustead Singapore Ltd.	564,100	978,965
BRC Asia Ltd.	3,800	13,827
Bumitama Agri Ltd.	7,650,300	7,976,168
China Aviation Oil Singapore Corp. Ltd.	6,609,400	10,530,641
China Sunsine Chemical Holdings Ltd.	3,099,900	1,859,965
CNMC Goldmine Holdings Ltd.	2,287,300	3,141,697
CSE Global Ltd.	4,141,250	4,319,367
Delfi Ltd.	478,400	400,943
First Resources Ltd.	14,171,300	26,480,501
Food Empire Holdings Ltd.	214,400	549,652
Geo Energy Resources Ltd.(2)	42,239,600	13,842,961
Global Resource Construction Ltd.	9,988,600	947,610
Golden Agri-Resources Ltd.	117,597,200	26,467,598
Hafnia Ltd.	6,956,715	51,943,791
Hong Fok Corp. Ltd.	100	65
Hong Leong Asia Ltd.	2,793,800	7,150,613
Hour Glass Ltd.	112,800	219,109
Hutchison Port Holdings Trust, U Shares	91,063,600	20,499,327
Indofood Agri Resources Ltd.	178,900	53,106
InnoTek Ltd.	458,500	266,386
ISDN Holdings Ltd.	1,490,164	489,436
Keppel Infrastructure Trust	6,844,600	2,977,171
LHN Ltd.(2)	5,400,789	2,707,209
Marco Polo Marine Ltd.(2)	69,477,900	8,509,436
Olam Group Ltd.(2)	12,071,100	8,740,692
Pan-United Corp. Ltd.	133,900	142,473
QAF Ltd.	42,700	34,077
Raffles Medical Group Ltd.	1,160,700	973,261
Rex International Holding Ltd.(1)(2)(3)	72,053,200	8,302,723
RH PetroGas Ltd.(1)(2)	10,651,100	1,393,897

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Riverstone Holdings Ltd.	19,900	$12,100
Samudera Shipping Line Ltd.	14,365,300	12,366,469
Tuan Sing Holdings Ltd.	53,716	15,513
Wee Hur Holdings Ltd.	21,841,800	13,656,038
Yangzijiang Financial Holding Ltd.	91,550,800	22,360,355
Yangzijiang Maritime Development Ltd.(1)	87,268,200	42,988,540
Yanlord Land Group Ltd.(1)(2)	20,055,700	12,264,673
		316,257,390
South Africa — 0.0%
Anglogold Ashanti PLC (New York)	4,384	560,144
Spain — 1.4%
Acerinox SA	2,404,026	38,231,890
Aedas Homes SA	27,568	777,468
Amper SA(1)	97,950	19,574
Atresmedia Corp. de Medios de Comunicacion SA(2)	713,733	4,365,610
Audax Renovables SA(1)(2)	10,379	16,602
Bankinter SA	2,293,643	38,059,213
Construcciones y Auxiliar de Ferrocarriles SA	186,708	13,012,509
Elecnor SA	62,312	2,125,033
Ence Energia y Celulosa SA(1)(2)	513,712	1,522,047
Ercros SA(1)	100,250	382,858
Gestamp Automocion SA	3,961,788	14,900,154
Grenergy Renovables SA(1)	93,230	12,076,618
Grupo Empresarial San Jose SA	14,373	157,816
Melia Hotels International SA	1,454,629	14,300,060
Miquel y Costas & Miquel SA	215	3,589
Obrascon Huarte Lain SA(1)(2)	8,000,593	3,782,148
Prosegur Cia de Seguridad SA	65,231	223,875
Sacyr SA	8,045,974	43,050,139
Solaria Energia y Medio Ambiente SA(1)	1,439,666	37,322,921
Tecnicas Reunidas SA(1)	382,303	16,645,893
Tubacex SA(2)	77,329	306,236
Tubos Reunidos SA(1)	29,396	10,200
Unicaja Banco SA	8,528,619	26,988,875
Vidrala SA	31,245	3,021,953
Viscofan SA	236	16,553
		271,319,834
Sweden — 4.1%
AcadeMedia AB	475,927	5,259,233
Alleima AB	3,145,529	28,645,004
Alligo AB, Class B	13,569	205,031
Apotea AB(1)	273,591	1,837,808
AQ Group AB	852,686	17,851,429
Arjo AB, B Shares(2)	24,615	73,537
Avanza Bank Holding AB(2)	50,126	1,826,669
Bahnhof AB, B Shares	18,870	115,459
Beijer Alma AB	66,559	1,826,845
BICO Group AB(1)	762	1,532
Bilia AB, A Shares	1,880,246	28,789,754
Billerud Aktiebolag	3,765,878	34,340,410
BioArctic AB(1)	102,741	3,514,412
Bonava AB, B Shares(1)	1,297,278	1,597,781
Boozt AB(1)(2)	902,548	9,114,706

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Bufab AB	853,032	$11,021,963
Bulten AB	2,600	12,412
Bure Equity AB	204,676	4,835,532
Byggmax Group AB	390,487	2,785,180
Cantargia AB(1)	5,294,426	2,787,934
Cibus Nordic Real Estate AB publ(2)	219,145	3,710,922
Cint Group AB(1)(2)	1,474,122	560,706
Clas Ohlson AB, B Shares	1,533,407	63,388,026
Cloetta AB, B Shares	1,206,312	6,998,989
Corem Property Group AB, B Shares	20,260,024	8,563,496
CTT Systems AB	713	10,876
Dios Fastigheter AB	2,603,729	20,250,252
Dynavox Group AB(1)	2,014,528	18,583,516
Electrolux AB, B Shares(1)(2)	1,805,814	15,158,872
Elekta AB, B Shares	178,572	1,143,228
Embracer Group AB(1)(2)	2,255,882	13,179,230
Engcon AB	19,737	145,722
G5 Entertainment AB	33,668	186,850
GomSpace Group AB(1)(2)	301,047	619,132
Granges AB	1,507,297	26,691,359
Gruvaktiebolaget Viscaria(1)	1,670,843	3,360,293
Hacksaw AB(1)(2)	680,345	4,382,906
Hanza AB	560,226	9,629,093
Haypp Group AB(1)(2)	15,083	220,141
Hemnet Group AB	382,724	4,938,724
Hexatronic Group AB(1)(2)	3,512,255	10,730,196
Hoist Finance AB	255,475	4,089,492
Intellego Technologies AB(1)(2)	338,292	1,308,279
INVISIO AB	15,948	550,027
JM AB	1,769,959	26,261,040
Kopparbergs Bryggeri AB, B Shares	11,841	151,532
Lime Technologies AB	69,660	1,416,823
Loomis AB	1,162,093	58,696,412
Maha Capital AB(1)(2)	217,365	270,171
Medcap AB(1)	49,148	2,665,852
MEKO AB	148,578	1,090,895
MIPS AB	21,129	593,236
Morrow Bank AB(1)	16,501	24,054
NCC AB, B Shares	2,709,784	66,043,524
Nelly Group AB(1)(2)	348,378	2,312,847
Net Insight AB, B Shares(1)	22,544	5,644
New Wave Group AB, B Shares	864,840	9,824,065
Nobia AB(1)(2)	5,543,454	1,507,642
Norion Bank AB(1)	264,610	1,673,794
Note AB	407,765	8,869,109
NP3 Fastigheter AB	158,599	4,757,323
Nyfosa AB	2,528,406	20,767,394
Ovzon AB(1)	600,103	3,988,818
Pandox AB	670,836	15,008,888
Paradox Interactive AB	943,647	12,922,616
Peab AB, Class B	4,879,641	57,313,142
Platzer Fastigheter Holding AB, B Shares	876,119	7,728,456
Plejd AB(1)	27,439	2,556,183

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
RaySearch Laboratories AB	475,516	$10,074,132
Rottneros AB(1)	12,445	3,140
Rusta AB	826,907	7,539,905
Rvrc Holding AB	1,044,157	7,849,596
Samhallsbyggnadsbolaget i Norden AB, D Shares(1)(2)	14,624	14,757
Saniona AB(1)	3,922,383	8,046,114
Scandi Standard AB	758,861	10,909,496
SkiStar AB	1,219,278	23,615,821
Storytel AB	1,943	17,099
TF Bank AB	130,316	2,271,814
Tobii AB(1)	2,188	406
Troax Group AB	240,817	2,691,115
Truecaller AB, B Shares	3,326,569	4,065,103
VBG Group AB, B Shares	2,146	88,510
Viaplay Group AB, B Shares(1)(2)	2,544,462	379,592
Wihlborgs Fastigheter AB	342,216	3,625,181
Zinzino AB, Class B(2)	335,982	5,726,976
		768,211,175
Switzerland — 3.7%
ALSO Holding AG	31,924	6,798,216
Arbonia AG(1)(2)	2,166	13,873
Ascom Holding AG	79,357	519,786
Autoneum Holding AG(2)	126,188	20,852,753
Basilea Pharmaceutica Ag Allschwil(1)	176,450	12,681,460
Bell Food Group AG	12,597	3,527,428
Bossard Holding AG, Class A(2)	6,196	1,331,180
Bucher Industries AG(2)	132,380	65,827,188
Burckhardt Compression Holding AG	36,867	27,542,725
Burkhalter Holding AG	13,155	2,782,804
Bystronic AG(2)	573	190,141
Cembra Money Bank AG	124,528	16,107,479
Cicor Technologies Ltd.(1)(2)	30,028	6,488,363
Cie Financiere Tradition SA, Class BR	1,804	633,932
COSMO Pharmaceuticals NV	134,311	19,790,251
Daetwyler Holding AG, Bearer Shares	95,818	20,825,944
DKSH Holding AG	392,733	31,710,416
dormakaba Holding AG	320,255	23,929,265
EFG International AG(1)	1,643,748	40,294,140
Emmi AG	26,252	27,670,626
Forbo Holding AG(2)	10,703	12,486,194
Georg Fischer AG(2)	646,176	40,835,083
Huber & Suhner AG	1,532	368,254
Implenia AG	284,869	26,697,303
Komax Holding AG(1)(2)	1,431	126,191
Leonteq AG(2)	131,817	1,960,353
Medmix AG(2)	5,837	71,586
Metall Zug AG, B Shares(2)	13	13,560
Mobimo Holding AG	2,023	1,053,218
Montana Aerospace AG(1)(2)	12,995	526,481
Newron Pharmaceuticals SpA(1)(2)	70,932	1,708,720
PolyPeptide Group AG(1)(2)	200,155	6,667,897
Schweiter Technologies AG(2)	3,213	1,082,329
SFS Group AG	232,097	36,867,277

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Siegfried Holding AG	264,394	$29,401,290
SKAN Group AG(2)	5,034	340,914
Stadler Rail AG(2)	551,868	14,680,610
Swiss Steel Holding AG(1)(2)	9,470	11,701
Swissquote Group Holding SA	145,889	77,839,468
Valiant Holding AG	280,121	60,690,512
Vetropack Holding AG(2)	74,703	2,202,982
Vontobel Holding AG	213,905	19,531,126
V-ZUG Holding AG(2)	347	18,265
Ypsomed Holding AG(2)	20,578	7,125,702
Zehnder Group AG(2)	146,767	15,549,964
		687,374,950
United Kingdom — 10.4%
4imprint Group PLC	159,717	8,482,181
Aberdeen Group PLC	196,090	581,044
AEP Plantations PLC	11,737	249,281
AltynGold PLC(1)	38,044	828,731
Anglo Asian Mining PLC(1)(2)	672,042	2,715,795
ASOS PLC(1)(2)	377,458	1,442,714
Aston Martin Lagonda Global Holdings PLC(1)(2)	1,788	1,117
Atalaya Mining Copper SA	1,945,214	26,808,407
Aviva PLC	433,693	3,996,668
Barratt Redrow PLC	1,678,641	8,218,380
Bellway PLC	450,683	16,849,124
Berkeley Group Holdings PLC	682,180	39,668,322
Big Technologies PLC(1)	29,834	44,218
Bodycote PLC	101,608	1,068,267
boohoo Group PLC(1)(2)	5,344,208	1,585,246
Burberry Group PLC(1)	2,776,880	43,413,206
Burford Capital Ltd. (London)	780	6,548
Central Asia Metals PLC	3,766,037	12,054,214
Clarkson PLC	15,136	865,344
Close Brothers Group PLC(1)	2,378,494	15,893,078
CMC Markets PLC	1,942,490	8,532,142
Coats Group PLC	24,008,357	30,153,940
Computacenter PLC	1,237,543	52,763,481
Conduit Holdings Ltd.	1,580	9,267
Costain Group PLC	8,792	22,000
Crest Nicholson Holdings PLC	203,856	418,401
DFS Furniture PLC(1)	211,053	537,417
Diversified Energy Co.	1,054,152	14,804,891
Dr. Martens PLC	684	635
Drax Group PLC	9,353,336	111,755,406
Dunelm Group PLC	805,947	10,961,083
easyJet PLC	5,501,200	34,391,085
Ecora Royalties PLC	928,253	1,791,372
Endeavour Mining PLC	959	69,005
Energean PLC	426,784	5,120,455
EnQuest PLC	29,866,540	6,854,599
FDM Group Holdings PLC	144,188	274,521
Ferrexpo PLC(1)	2,961,536	2,239,822
Firstgroup PLC	17,202,829	42,656,678
Foresight Group Holdings Ltd.	478,173	2,640,572

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Forterra PLC	1,527,761	$3,895,198
Foxtons Group PLC	426,737	281,680
Frasers Group PLC(1)(2)	1,832,370	17,332,371
Frontier Developments PLC(1)	250,101	1,330,011
Funding Circle Holdings PLC(1)(2)	124,769	243,387
Genel Energy PLC(1)	76,203	66,113
Georgia Capital PLC(1)	113,811	5,711,986
Goodwin PLC	2,780	898,544
Grafton Group PLC	1,162,707	15,524,385
Greggs PLC(2)	2,080,066	44,503,389
Gulf Keystone Petroleum Ltd.	2,591,180	7,301,393
Gulf Marine Services PLC(1)	656,327	201,815
Gym Group PLC(1)	414,955	996,483
Halfords Group PLC	3,008,666	6,016,716
Hays PLC	7,360	3,999
Hikma Pharmaceuticals PLC	339,103	6,014,007
Hill & Smith PLC	78,194	2,512,162
Hilton Food Group PLC	700,534	5,003,616
Hiscox Ltd.	259,718	5,411,141
Hochschild Mining PLC	8,207,996	89,271,436
Hollywood Bowl Group PLC	98,649	352,997
Howden Joinery Group PLC	5,485,590	71,480,476
Hunting PLC	1,207,486	8,408,713
Ibstock PLC	4,920,105	8,796,815
ICG PLC	734,798	16,540,491
IG Group Holdings PLC	1,829,408	32,088,590
Impax Asset Management Group PLC	245,463	483,826
Inchcape PLC	1,777,795	21,331,417
IntegraFin Holdings PLC	2,379	10,172
International Personal Finance PLC	391,686	1,308,154
Investec PLC	3,503,969	30,274,819
IP Group PLC(1)	416	315
IQE PLC(1)	246,889	62,347
J D Wetherspoon PLC(2)	1,604,359	15,599,513
J Sainsbury PLC	378,616	1,779,326
JD Sports Fashion PLC	20,385,133	22,456,772
JET2 PLC	2,633,479	44,499,340
Johnson Matthey PLC	3,419,328	92,811,421
Johnson Service Group PLC	6,997,490	13,779,491
Jubilee Metals Group PLC(1)(2)	3,403,665	201,078
Just Group PLC	368,169	1,076,085
Keller Group PLC	1,468,996	40,033,594
Lancashire Holdings Ltd.	623,353	5,621,234
Lion Finance Group PLC	689,322	107,632,765
Liontrust Asset Management PLC	264	961
Luceco PLC	12,243	29,177
Man Group PLC	8,603,212	30,996,709
Marex Group PLC	503,619	21,887,282
Marks & Spencer Group PLC	115,331	616,571
Marston's PLC(1)	5,028,374	4,077,334
McBride PLC	571,788	1,199,509
Mears Group PLC	990,668	4,752,657
Metals Exploration PLC(1)	815,743	173,573

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Mitchells & Butlers PLC(1)	2,935,772	$11,891,920
Mitie Group PLC	4,685,041	11,378,041
Molten Ventures PLC(1)	3,117	19,514
Morgan Advanced Materials PLC	2,193,584	7,128,376
Morgan Sindall Group PLC	136,652	9,119,872
MP Evans Group PLC	48,591	943,550
Ninety One PLC	4,120,341	13,940,406
On the Beach Group PLC	259,270	705,247
OSB Group PLC	6,218,640	51,093,344
Pagegroup PLC	5,403,066	13,737,955
Pan African Resources PLC	27,521,029	66,491,165
Paragon Banking Group PLC	3,568,910	41,094,621
Plus500 Ltd.	1,110,625	59,806,277
Polar Capital Holdings PLC	200,815	1,721,016
Prax Exploration & Production PLC(1)	1,669,848	54,549
PZ Cussons PLC	48,235	53,332
QinetiQ Group PLC	1,492,149	10,201,674
Quilter PLC	19,673,286	52,065,042
Rathbones Group PLC	85,353	2,596,849
Reach PLC	5,957,223	5,805,031
RHI Magnesita NV	153,783	6,894,486
RWS Holdings PLC	1,772,036	1,818,145
S4 Capital PLC(2)	6,408,304	1,779,722
Savills PLC	163,245	2,225,095
Secure Trust Bank PLC	3,572	73,172
Senior PLC	3,575,409	14,795,089
Serabi Gold PLC(1)	290,702	1,337,697
Serica Energy PLC	6,327,476	20,580,959
SIG PLC(1)	169,970	23,106
SigmaRoc PLC(1)	1,535,140	3,070,288
Smiths News PLC	172,265	153,809
Speedy Hire PLC	5,791,319	1,984,807
Spire Healthcare Group PLC	2,177,495	5,973,357
St. James's Place PLC	1,158,462	20,976,666
SThree PLC	1,687,763	3,957,468
Synthomer PLC(1)(2)	1,692	450
TBC Bank Group PLC	647,421	41,872,867
TP ICAP Group PLC	1,329,694	4,539,401
Travis Perkins PLC	57,626	540,174
Treatt PLC	260,902	739,524
TT Electronics PLC(1)	262,380	427,676
Vanquis Banking Group PLC(1)	2,682,396	4,323,756
Vertu Motors PLC	2,398,396	1,936,511
Vesuvius PLC	2,997,222	20,173,136
Victrex PLC	451,915	4,299,609
Volex PLC	331,556	2,163,887
Watches of Switzerland Group PLC(1)	2,524,796	17,369,817
Whitbread PLC	1,436,798	50,304,683
Wickes Group PLC	4,550,007	15,482,209
XP Power Ltd.(1)	19,102	356,566
Yellow Cake PLC(1)	237,318	2,030,885
Yu Group PLC(2)	32,781	786,853
Zigup PLC	5,402,339	29,896,026
		1,966,387,690

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
United States — 0.2%
Dauch Corp.(1)	61,404	$385,620
Indivior Pharmaceuticals, Inc.(1)	119,547	3,911,578
Ovintiv, Inc.	620,123	31,295,970
		35,593,168
TOTAL COMMON STOCKS (Cost $12,530,341,585)		18,775,703,667
WARRANTS — 0.0%
Australia — 0.0%
Magellan Financial Group Ltd.(1)(2)	7,122	71
Hong Kong — 0.0%
CSI Properties Ltd.(1)	4,000	14
Italy — 0.0%
Fincantieri SpA(1)(2)	637,623	1,190,246
Geox SpA(1)(2)	27,265	1,417
Webuild SpA(1)(2)	35,053	137,468
		1,329,131
TOTAL WARRANTS (Cost $—)		1,329,216
RIGHTS — 0.0%
Sweden — 0.0%
AcadeMedia AB(1)	475,927	29,576
Nobia AB(1)(2)	5,502,089	517,748
		547,324
United States — 0.0%
Resolute Forest Products, Inc.(1)	212,429	228,458
TOTAL RIGHTS (Cost $1,311,244)		775,782
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	13,197,844	13,197,844
State Street Navigator Securities Lending Government Money Market Portfolio(4)	208,082,462	208,082,462
TOTAL SHORT-TERM INVESTMENTS (Cost $221,280,306)		221,280,306
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $12,752,933,135)		18,999,088,971
OTHER ASSETS AND LIABILITIES — (0.9)%		(176,494,770)
TOTAL NET ASSETS — 100.0%		$18,822,594,201

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Materials	25.4%
Industrials	22.6%
Financials	13.9%
Consumer Discretionary	12.7%
Energy	10.1%
Information Technology	5.1%
Consumer Staples	3.3%
Health Care	1.9%
Utilities	1.8%
Communication Services	1.7%
Real Estate	1.2%
Short-Term Investments	1.2%
Other Assets and Liabilities	(0.9)%

Schedule of Investments - Avantis International Small Cap Value ETF

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $488,811,069. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $517,746,414, which includes securities collateral of $309,663,952.

AFFILIATED COMPANY TRANSACTIONS
If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended February 28, 2026 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
AT&S Austria Technologie & Systemtechnik AG(1)	$42,006	$12,806	$3,424	$76,626	$128,014	2,115	$(547)	—
Rex International Holding Ltd.(1)(2)	10,229	2	121	(1,807)	8,303	72,053	30	—
	$52,235	$12,808	$3,545	$74,819	$136,317	74,168	$(517)	—
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$157,077,498	$18,618,626,169	—
Warrants	—	1,329,216	—
Rights	228,458	547,324	—
Short-Term Investments	221,280,306	—	—
	$378,586,262	$18,620,502,709	—

See Notes to Financial Statements.

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 100.1%
Brazil — 4.6%
Allos SA	20,404	$129,911
Alpargatas SA, Preference Shares	8,100	24,016
Ambev SA, ADR(1)	102,551	324,061
Americanas SA(2)	92	101
Anima Holding SA	500	495
Armac Locacao Logistica E Servicos SA	100	115
Auren Energia SA	11,500	26,717
Automob Participacoes SA(2)	299	762
Axia Energia, ADR	20,004	241,648
Axia Energia, Class B Preference Shares	4,600	60,200
Axia Energia, Class C, ADR(2)	5,257	61,665
Axia Energia, Class C Preference Shares(2)	1,209	14,011
Azzas 2154 SA	3,228	16,447
B3 SA - Brasil Bolsa Balcao	38,700	135,278
Banco ABC Brasil SA(2)	563	2,955
Banco ABC Brasil SA, Preference Shares	8,526	45,204
Banco BMG SA, Preference Shares	11,600	11,450
Banco BMG SA, Preference Shares	957	932
Banco Bradesco SA	47,170	169,394
Banco Bradesco SA, ADR	167,790	686,261
Banco BTG Pactual SA	24,108	289,070
Banco do Brasil SA	84,000	442,899
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	10,200	36,968
Banco Santander Brasil SA, ADR(1)	10,639	69,260
BB Seguridade Participacoes SA	22,400	152,101
Bemobi Mobile Tech SA	2,600	12,187
Blau Farmaceutica SA	650	1,373
BR Advisory Partners Participacoes SA	6,500	24,585
C&A Modas SA	12,000	30,290
Caixa Seguridade Participacoes SA	4,000	13,982
Cia Brasileira de Distribuicao(2)	21,500	13,085
Cia de Saneamento de Minas Gerais Copasa MG	7,200	76,614
Cia De Sanena Do Parana	4,300	37,779
Cia De Sanena Do Parana, Preference Shares	45,400	76,073
Cia Energetica de Minas Gerais, ADR	105,394	249,784
Cia Paranaense de Energia - Copel	39,100	112,270
Cia Paranaense de Energia - Copel, ADR(1)	9,318	107,996
Construtora Tenda SA	5,200	30,663
CPFL Energia SA	1,800	17,630
Cruzeiro do Sul Educacional SA	200	261
Cury Construtora e Incorporadora SA	14,900	113,062
Cyrela Brazil Realty SA Empreendimentos e Participacoes	15,400	92,673
Cyrela Brazil Realty SA Empreendimentos e Participacoes, Preference Shares(2)	2,919	16,598
Desktop SA	100	260
Dexco SA	22,052	23,444
Dexxos Participacoes SA	112	165
Dimed SA Distribuidora da Medicamentos	800	2,512
Direcional Engenharia SA	15,600	49,875
EcoRodovias Infraestrutura e Logistica SA	49,100	102,577
Empreendimentos Pague Menos SA	3,200	4,344

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Energisa SA	7,150	$75,607
Equatorial SA	19,696	161,133
Even Construtora e Incorporadora SA	3,600	5,885
Ez Tec Empreendimentos e Participacoes SA	11,316	34,655
Fras-Le SA	4,700	22,315
Gerdau SA, ADR	36,288	146,604
GPS Participacoes e Empreendimentos SA	2,657	9,588
Grendene SA	22,000	21,843
Grupo Mateus SA	5,600	6,248
Grupo Multi SA	4,500	1,176
Grupo SBF SA	7,700	18,895
Guararapes Confeccoes SA	2,400	4,710
Hapvida Participacoes e Investimentos SA(2)	900	1,849
Hidrovias do Brasil SA(2)	34,529	27,615
Hospital Mater Dei SA	100	117
Iguatemi SA	12,400	70,484
Inter & Co., Inc., Class A	12,646	110,147
Iochpe Maxion SA	15,100	30,928
Irani Papel e Embalagem SA	16,000	30,555
Isa Energia Brasil SA, Preference Shares	15,200	84,680
Itau Unibanco Holding SA, ADR	53,213	481,578
JHSF Participacoes SA	30,400	58,944
Klabin SA	36,582	146,927
Lavvi Empreendimentos Imobiliarios SA	3,700	13,280
Light SA(2)	10,400	9,981
Localiza Rent a Car SA	9,196	91,144
Localiza Rent a Car SA, Preference Shares(2)	353	3,393
LOG Commercial Properties e Participacoes SA	1,100	6,098
Log-in Logistica Intermodal SA(2)	1,000	6,248
Lojas Quero-Quero SA(2)	1,900	801
Lojas Renner SA	55,470	169,661
M Dias Branco SA	3,500	15,887
Magazine Luiza SA	25,231	46,264
Mahle Metal Leve SA	5,600	39,445
Marcopolo SA	6,666	8,504
Marcopolo SA, Preference Shares	44,836	60,522
Marisa Lojas SA(2)	8,286	1,422
Mills Locacao Servicos e Logistica SA	14,800	43,564
Motiva Infraestrutura de Mobilidade SA	34,200	110,676
Moura Dubeux Engenharia SA	8,600	55,393
Movida Participacoes SA	26,100	75,095
MRV Engenharia e Participacoes SA(2)	38,300	76,503
Multiplan Empreendimentos Imobiliarios SA	2,900	19,867
Natura Cosmeticos SA(2)	6,200	11,030
Oceanpact Servicos Maritimos SA(2)	200	374
Odontoprev SA	17,320	49,360
Orizon Valorizacao de Residuos SA(2)	100	1,460
Pagseguro Digital Ltd., Class A	12,894	136,805
PBG SA(2)	2,400	1,512
Plano & Plano Desenvolvimento Imobiliario SA	7,400	22,114
Positivo Tecnologia SA	2,300	1,817
Raia Drogasil SA	40,522	198,243
Randoncorp SA, Preference Shares	11,400	14,832

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Rede D'Or Sao Luiz SA	4,655	$36,821
Romi SA	1,282	2,051
Rumo SA	27,400	85,410
Sao Martinho SA	12,300	43,115
Sendas Distribuidora SA, ADR(1)	6,172	56,474
Ser Educacional SA	1,100	2,654
Simpar SA	2,150	5,330
Smartfit Escola de Ginastica e Danca SA	10,316	40,749
StoneCo Ltd., A Shares(2)	3,265	54,852
Suzano SA, ADR(1)	29,566	334,983
SYN prop e tech SA	500	468
Tegma Gestao Logistica SA	3,600	27,696
Telefonica Brasil SA, ADR	10,163	171,856
TIM SA, ADR	8,703	239,158
TOTVS SA	2,300	16,986
Transmissora Alianca de Energia Eletrica SA	7,100	60,869
Trisul SA	4,160	6,054
Tupy SA(2)	5,300	14,009
Uniao Pet Participacoes SA(2)	38,200	22,578
Unifique Telecomunicacoes SA	220	228
Vale SA, ADR	15,567	267,441
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	4,200	17,762
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	54,100	46,855
Vivara Participacoes SA	900	5,521
VTEX, Class A(2)	957	3,283
Vulcabras SA	1,972	7,339
WEG SA	15,700	152,207
Wiz Co.	900	1,626
XP, Inc., Class A	17,206	370,445
YDUQS Participacoes SA	14,000	36,403
Zamp SA(2)	5,219	3,563
		9,130,567
Chile — 0.6%
Aguas Andinas SA, A Shares	36,888	15,599
Banco de Chile	630,440	130,025
Banco de Credito e Inversiones SA	1,582	108,387
Banco Santander Chile, ADR	3,281	111,259
CAP SA(2)	2,791	22,736
Cencosud SA	13,128	41,041
Cencosud Shopping SA	5,339	15,478
Cia Cervecerias Unidas SA, ADR(1)	4,819	64,286
Embotelladora Andina SA, Class B Preference Shares	12,263	59,070
Empresa Nacional de Telecomunicaciones SA	8,237	36,771
Empresas CMPC SA	30,298	44,903
Enel Americas SA	260,974	23,475
Falabella SA	15,473	114,946
Parque Arauco SA	21,404	101,617
Ripley Corp. SA	90,223	45,298
SMU SA	56,251	9,927
Sociedad Quimica y Minera de Chile SA, ADR(2)	2,104	160,535
Vina Concha y Toro SA	33,369	35,744
		1,141,097

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
China — 21.8%
361 Degrees International Ltd.	69,000	$49,746
3SBio, Inc.(2)	192,000	541,242
AAC Technologies Holdings, Inc.	77,000	366,010
Agile Group Holdings Ltd.(2)	160,000	5,912
Agora, Inc., ADR(2)	6,473	30,229
AK Medical Holdings Ltd.	2,000	1,644
Alibaba Group Holding Ltd., ADR	19,256	2,774,982
Alibaba Health Information Technology Ltd.(2)	20,000	14,216
A-Living Smart City Services Co. Ltd.	75,750	21,175
Anhui Expressway Co. Ltd., H Shares	28,000	49,463
ANTA Sports Products Ltd.	58,000	627,613
Anton Oilfield Services Group	206,000	32,637
Art Group Holdings Ltd.(2)	115,000	29,486
Ascletis Pharma, Inc.(1)(2)	43,000	86,700
AsiaInfo Technologies Ltd.(1)	30,000	27,781
ATRenew, Inc., ADR(2)	4,402	25,488
Autohome, Inc., ADR	2,376	45,572
BAIC Motor Corp. Ltd., H Shares(2)	154,000	35,735
Baidu, Inc., ADR(2)	640	79,642
Bairong, Inc.(2)	20,500	25,077
Bank of China Ltd., H Shares	590,000	349,132
Bank of Chongqing Co. Ltd., H Shares	38,500	37,619
Bank of Communications Co. Ltd., H Shares	200,000	175,034
Beijing Capital International Airport Co. Ltd., H Shares(2)	56,000	16,720
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares	250	436
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	8,000	8,857
BeOne Medicines Ltd., ADR(2)	194	61,496
BeOne Medicines Ltd., Class H(2)	2,900	71,591
Bilibili, Inc., ADR(2)	51	1,423
Blue Moon Group Holdings Ltd.(2)	61,000	22,345
BOC Aviation Ltd.	18,200	202,123
BOE Varitronix Ltd.	35,000	20,531
Bosideng International Holdings Ltd.	430,000	266,561
Brilliance China Automotive Holdings Ltd.(1)	266,000	141,420
BYD Co. Ltd., H Shares	28,000	337,543
BYD Electronic International Co. Ltd.	4,500	18,464
C&D International Investment Group Ltd.	52,339	101,206
Cathay Group Holdings, Inc.	1,000	112
Central China New Life Ltd.(2)	13,000	830
CGN Mining Co. Ltd.	75,000	47,026
Cheerwin Group Ltd.	500	151
China Automotive Systems, Inc.(2)	1,135	5,039
China Bohai Bank Co. Ltd., H Shares(2)	8,500	988
China Chunlai Education Group Co. Ltd.(1)(2)	26,000	9,182
China Cinda Asset Management Co. Ltd., H Shares(1)	414,000	66,482
China CITIC Bank Corp. Ltd., H Shares	257,000	236,465
China Communications Services Corp. Ltd., H Shares	212,000	120,347
China Conch Environment Protection Holdings Ltd.(2)	4,500	321
China Conch Venture Holdings Ltd.	56,500	95,802
China Construction Bank Corp., H Shares	1,899,000	1,932,031
China Datang Corp. Renewable Power Co. Ltd., H Shares	201,000	48,992
China Dongxiang Group Co. Ltd.(2)	16,000	969

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
China East Education Holdings Ltd.(2)	60,500	$50,192
China Education Group Holdings Ltd.(2)	74,088	27,320
China Everbright Bank Co. Ltd., H Shares	93,000	39,063
China Everbright Ltd.(1)	4,000	4,490
China Foods Ltd.	2,000	1,029
China Galaxy Securities Co. Ltd., H Shares	160,000	202,052
China Glass Holdings Ltd.(1)(2)	2,000	143
China Hanking Holdings Ltd.	79,000	41,289
China High Speed Transmission Equipment Group Co. Ltd.(1)(2)	10,000	2,626
China International Capital Corp. Ltd., H Shares	5,600	14,432
China Kepei Education Group Ltd.	18,000	3,077
China Lesso Group Holdings Ltd.	68,000	59,341
China Life Insurance Co. Ltd., Class H	229,555	920,888
China Literature Ltd.(2)	3,600	14,504
China Medical System Holdings Ltd.	86,000	159,843
China Meidong Auto Holdings Ltd.(1)	76,000	16,028
China Merchants Bank Co. Ltd., H Shares	101,000	628,290
China Merchants Port Holdings Co. Ltd.	62,000	138,384
China Minsheng Banking Corp. Ltd., H Shares	244,500	126,341
China New Higher Education Group Ltd.(2)	65,354	7,345
China Pacific Insurance Group Co. Ltd., H Shares	68,800	314,895
China Resources Beer Holdings Co. Ltd.	18,000	63,256
China Resources Beverage Holdings Co. Ltd.(1)	28,800	36,956
China Resources Land Ltd.	124,500	503,188
China Resources Medical Holdings Co. Ltd.(1)	21,000	8,228
China Resources Mixc Lifestyle Services Ltd.	30,800	186,720
China Sanjiang Fine Chemicals Co. Ltd.(2)	71,000	44,182
China Shineway Pharmaceutical Group Ltd.	28,000	33,527
China Starch Holdings Ltd.	35,000	791
China Taiping Insurance Holdings Co. Ltd.	114,000	331,960
China Tower Corp. Ltd., H Shares	253,000	360,000
China Vanke Co. Ltd., H Shares(1)(2)	109,800	52,703
China Yongda Automobiles Services Holdings Ltd.	87,000	16,896
Chongqing Rural Commercial Bank Co. Ltd., H Shares	88,000	66,225
Chow Tai Fook Jewellery Group Ltd.(1)	94,400	157,683
CITIC Securities Co. Ltd., H Shares	43,500	155,707
CMGE Technology Group Ltd.(2)	14,000	616
CMOC Group Ltd., H Shares	36,000	110,752
Concord New Energy Group Ltd.	660,000	24,934
Consun Pharmaceutical Group Ltd.	28,000	64,376
Contemporary Amperex Technology Co. Ltd., Class H(1)	500	31,595
COSCO SHIPPING Holdings Co. Ltd., Class H	36,500	70,829
COSCO SHIPPING International Hong Kong Co. Ltd.	16,000	15,872
COSCO SHIPPING Ports Ltd.	94,446	78,267
Country Garden Services Holdings Co. Ltd.	92,000	74,131
CSPC Pharmaceutical Group Ltd.	468,000	589,122
Damai Entertainment Holdings Ltd.(1)(2)	840,000	87,571
Digital China Holdings Ltd.(1)	25,000	8,482
Dongfeng Motor Group Co. Ltd., Class H(2)	72,000	90,072
DPC Dash Ltd.(2)	3,300	26,989
Dynagreen Environmental Protection Group Co. Ltd., H Shares	1,000	710
East Buy Holding Ltd.(1)(2)	6,000	19,476
Edvantage Group Holdings Ltd.	20,725	4,049

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Ever Sunshine Services Group Ltd.	84,000	$19,086
Evergrande Property Services Group Ltd.(2)	410,000	60,637
Excellence Commercial Property & Facilities Management Group Ltd.	13,000	1,311
FIH Mobile Ltd.(2)	35,500	100,057
FinVolution Group, ADR	13,697	76,977
First Tractor Co. Ltd., H Shares	14,000	17,806
Fu Shou Yuan International Group Ltd.(1)	84,000	28,427
Fuyao Glass Industry Group Co. Ltd., H Shares	15,600	129,453
Ganfeng Lithium Group Co. Ltd., H Shares(1)	5,080	44,528
Geely Automobile Holdings Ltd.	360,000	740,140
Gemdale Properties & Investment Corp. Ltd.(2)	696,000	13,858
Genertec Universal Medical Group Co. Ltd.	76,500	59,754
Genscript Biotech Corp.(2)	44,000	67,053
GF Securities Co. Ltd., H Shares(1)	38,000	83,450
Goldpac Group Ltd.	1,000	108
Goldwind Science & Technology Co. Ltd., H Shares	6,800	13,426
Grand Pharmaceutical Group Ltd.	4,000	4,006
Great Wall Motor Co. Ltd., H Shares	42,000	68,820
Greentown China Holdings Ltd.(1)	94,000	125,496
Greentown Management Holdings Co. Ltd.	89,000	32,109
Guangdong Investment Ltd.	54,000	52,600
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	202,800	14,205
Guoquan Food Shanghai Co. Ltd.	90,400	47,186
Guotai Haitong Securities Co. Ltd., H Shares	59,616	121,404
H World Group Ltd., ADR	9,389	514,517
Haidilao International Holding Ltd.(1)	13,000	29,181
Haier Smart Home Co. Ltd., H Shares	25,600	86,930
Haitian International Holdings Ltd.	34,000	109,872
Hangzhou Tigermed Consulting Co. Ltd., H Shares	500	3,005
Hansoh Pharmaceutical Group Co. Ltd.	10,000	44,520
Harbin Electric Co. Ltd., H Shares	16,000	57,419
Hello Group, Inc., ADR	6,364	41,175
Hengan International Group Co. Ltd.	53,000	197,176
Hisense Home Appliances Group Co. Ltd., H Shares	4,000	12,238
Huatai Securities Co. Ltd., H Shares	33,600	71,859
Industrial & Commercial Bank of China Ltd., H Shares	1,457,000	1,198,321
Ingdan, Inc.(2)	73,000	29,300
Inkeverse Group Ltd.(2)	136,000	12,640
Innovent Biologics, Inc.(2)	36,000	391,675
iQIYI, Inc., ADR(1)(2)	31,916	51,066
J&T Global Express Ltd.(2)	108,000	141,576
JD Health International, Inc.(2)	47,950	347,041
JD Logistics, Inc.(2)	109,900	156,222
JD.com, Inc., ADR	11,765	312,125
Jiangsu Expressway Co. Ltd., H Shares	20,000	26,020
Jiayin Group, Inc., ADR	1,143	7,407
Jinxin Fertility Group Ltd.(1)(2)	81,000	25,790
Jiumaojiu International Holdings Ltd.	92,000	24,071
JNBY Design Ltd.	25,500	70,090
JOYY, Inc., ADR	1,382	82,464
Kanzhun Ltd., ADR	3,075	49,446
KE Holdings, Inc., ADR(1)	8,894	146,306
Kingboard Laminates Holdings Ltd.	8,000	24,146

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Kingdee International Software Group Co. Ltd.(2)	22,000	$28,230
Kingsoft Corp. Ltd.	87,800	291,594
Kuaishou Technology	129,200	1,024,496
KWG Living Group Holdings Ltd.(1)(2)	34,000	917
Lenovo Group Ltd.	154,000	190,086
Leoch Energy, Inc.(2)	580	4,930
Leoch International Technology Ltd.	29,000	2,548
LexinFintech Holdings Ltd., ADR	12,976	37,501
Li Auto, Inc., ADR(2)	14,306	251,643
Li Ning Co. Ltd.	221,500	634,665
Lingbao Gold Group Co. Ltd., Class H	47,000	161,609
Linklogis, Inc., Class B	21,500	5,945
Logan Group Co. Ltd.(1)(2)	72,000	11,837
Longfor Group Holdings Ltd.(1)	141,963	179,739
Lonking Holdings Ltd.	7,000	3,055
Lufax Holding Ltd., ADR(2)	1,852	4,815
Luye Pharma Group Ltd.(2)	24,000	7,938
LVGEM China Real Estate Investment Co. Ltd.(2)	30,000	1,086
Maoyan Entertainment	24,200	19,693
Meitu, Inc.(2)	35,500	25,571
Meituan, Class B(2)	51,450	529,780
Midea Group Co. Ltd.	1,800	20,835
Midea Real Estate Holding Ltd.(2)	57,400	30,939
MINISO Group Holding Ltd., ADR(1)	3,783	68,170
Minth Group Ltd.	76,000	424,822
NetDragon Websoft Holdings Ltd.	15,000	17,264
NetEase Cloud Music, Inc.(2)	3,400	67,041
NetEase, Inc., ADR	8,513	978,740
New China Life Insurance Co. Ltd., H Shares	69,600	489,790
Newborn Town, Inc.(2)	48,000	57,850
Nexteer Automotive Group Ltd.	87,000	82,889
NIO, Inc., ADR(2)	17,936	87,348
Niu Technologies, ADR(2)	33	119
Noah Holdings Ltd., ADR	4,557	53,864
Nongfu Spring Co. Ltd., H Shares	50,800	306,488
Onewo, Inc., Class H	21,000	51,063
Orient Overseas International Ltd.(1)	9,000	171,885
PDD Holdings, Inc., ADR(2)	9,768	1,013,235
People's Insurance Co. Group of China Ltd., H Shares	272,000	222,190
Perennial Energy Holdings Ltd.(1)(2)	15,000	2,196
Pharmaron Beijing Co. Ltd., H Shares	375	945
PICC Property & Casualty Co. Ltd., H Shares	244,000	503,456
Ping An Healthcare & Technology Co. Ltd.(1)(2)	74,535	125,184
Ping An Insurance Group Co. of China Ltd., H Shares	150,000	1,297,596
Poly Property Group Co. Ltd.	244,000	65,717
Poly Property Services Co. Ltd., Class H	29,200	119,335
Pop Mart International Group Ltd.(1)	19,600	576,690
Postal Savings Bank of China Co. Ltd., H Shares	271,000	170,529
Precision Tsugami China Corp. Ltd.	14,000	79,470
Q Technology Group Co. Ltd.	16,000	18,095
Qfin Holdings, Inc., ADR	11,115	161,834
Radiance Holdings Group Co. Ltd.(1)(2)	31,000	6,518
Seazen Group Ltd.(2)	184,000	53,949

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	109,600	$71,312
Shanghai Chicmax Cosmetic Co. Ltd.	5,000	38,455
Shanghai Conant Optical Co. Ltd., Class H	20,000	157,647
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	500	1,277
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	9,500	14,121
Shenzhen Expressway Corp. Ltd., H Shares(1)	12,000	11,007
Shenzhen International Holdings Ltd.	110,298	128,493
Shenzhen Investment Ltd.(1)(2)	254,000	27,248
Shenzhou International Group Holdings Ltd.	45,600	366,718
Shimao Services Holdings Ltd.(2)	28,000	2,254
Shoucheng Holdings Ltd.(1)	70,000	19,639
Shui On Land Ltd.	358,500	30,170
Sichuan Expressway Co. Ltd., Class H	62,000	44,330
Sihuan Pharmaceutical Holdings Group Ltd.(1)	419,000	83,150
Sino Biopharmaceutical Ltd.	384,000	296,115
Sino-Ocean Group Holding Ltd.(1)(2)	338,500	3,924
Sinopharm Group Co. Ltd., H Shares	62,400	168,233
Sinotruk Hong Kong Ltd.	23,500	123,710
Skyworth Group Ltd.(2)	61,013	54,629
SOHO China Ltd.(2)	60,000	3,903
Sohu.com Ltd., ADR(2)	2,151	35,535
Sun Art Retail Group Ltd.	243,000	50,925
Sun King Technology Group Ltd.	2,000	484
Sunac Services Holdings Ltd.(1)	187,000	31,699
Sunny Optical Technology Group Co. Ltd.	12,500	92,436
Sunshine Lake Pharma Co. Ltd.(1)(2)	52	286
SY Holdings Group Ltd.(1)	52,500	71,253
TAL Education Group, ADR(2)	421	4,433
TCL Electronics Holdings Ltd.	2,000	3,130
Tencent Holdings Ltd.	68,500	4,506,877
Tencent Music Entertainment Group, ADR	8,104	118,318
Tianli International Holdings Ltd.(1)	112,000	35,759
Tianneng Power International Ltd.	20,000	19,039
Tomson Group Ltd.	48,000	16,450
Tong Ren Tang Technologies Co. Ltd., H Shares	2,000	1,119
Tongcheng Travel Holdings Ltd.	115,600	304,530
Topsports International Holdings Ltd.	216,000	86,633
TravelSky Technology Ltd., H Shares	17,000	23,263
Trip.com Group Ltd., ADR	4,592	241,631
Tsaker New Energy Tech Co. Ltd.	4,000	413
Tsingtao Brewery Co. Ltd., H Shares	32,000	216,495
Tuya, Inc., ADR	1,390	3,544
Up Fintech Holding Ltd., ADR(2)	126	985
Vipshop Holdings Ltd., ADR	24,678	429,891
Viva Biotech Holdings(2)	54,500	15,231
Vnet Group, Inc., ADR(1)(2)	4,945	53,307
Wasion Holdings Ltd.	50,000	177,209
Weibo Corp., ADR	8,965	89,022
Weichai Power Co. Ltd., H Shares	33,000	137,323
Wuling Motors Holdings Ltd.	10,000	637
WuXi AppTec Co. Ltd., H Shares	5,100	77,399
Wuxi Biologics Cayman, Inc.(2)	45,500	233,607
XD, Inc.	22,200	208,893

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	18,000	$23,582
Xinyi Energy Holdings Ltd.	181,335	29,371
XJ International Holdings Co. Ltd.(2)	212,000	4,876
XPeng, Inc., Class A, ADR(1)(2)	902	15,839
Xtep International Holdings Ltd.	149,907	101,912
Yadea Group Holdings Ltd.	38,000	55,304
Yeahka Ltd.(2)	2,800	2,894
Yidu Tech, Inc.(1)(2)	12,800	9,719
Yihai International Holding Ltd.	48,000	99,899
Yixin Group Ltd.(1)	184,500	64,954
Youdao, Inc., ADR(1)(2)	38	407
Yuexiu Property Co. Ltd.(1)	71,000	41,593
Yuexiu Services Group Ltd.	16,000	3,943
Yuexiu Transport Infrastructure Ltd.	80,000	46,986
Yum China Holdings, Inc.	20,552	1,128,510
Zengame Technology Holding Ltd.	28,000	8,469
Zhejiang Expressway Co. Ltd., H Shares	97,880	85,645
Zhejiang Leapmotor Technology Co. Ltd.(2)	29,600	154,375
ZhongAn Online P&C Insurance Co. Ltd., H Shares(2)	48,900	95,495
Zhongsheng Group Holdings Ltd.	80,500	106,398
Zhuguang Holdings Group Co. Ltd.(1)(2)	2,000	10
Zonqing Environmental Ltd.(1)(2)	12,000	1,578
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H(1)	7,800	10,400
ZTO Express Cayman, Inc., ADR	10,428	254,235
		43,564,729
Colombia — 0.2%
Cementos Argos SA	11,376	35,899
Grupo Cibest SA	2,627	59,066
Grupo Cibest SA, ADR	1,381	93,742
Grupo de Inversiones Suramericana SA	250	3,611
Interconexion Electrica SA ESP	17,794	132,886
Mineros SA	3,056	16,241
		341,445
Czech Republic — 0.1%
Komercni Banka AS	2,547	145,999
Moneta Money Bank AS	17,013	163,673
		309,672
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	93,059	248,145
Greece — 0.6%
Aegean Airlines SA	4,354	70,683
Aktor SA Holding Co. Technical & Energy Projects(2)	2,451	30,442
Alpha Bank SA	79,849	351,210
Athens International Airport SA	2,481	33,537
Eurobank SA	28,556	132,313
GEK TERNA SA	1,399	59,604
Hellenic Telecommunications Organization SA	2,656	55,171
Jumbo SA	2,572	75,356
LAMDA Development SA(2)	4,548	37,585
National Bank of Greece SA	11,080	180,235
Piraeus Bank SA(2)	27,530	264,139
		1,290,275

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Hong Kong — 0.0%
Brii Biosciences Ltd.(2)	50,500	$10,073
China Dili Group(2)	6,000	8
China General Education Group Ltd.(2)	1,000	360
China Rare Earth Holdings Ltd.(2)	2,000	89
China South City Holdings Ltd.(1)(2)	122,000	834
China Sunshine Paper Holdings Co. Ltd.	2,000	345
EVA Precision Industrial Holdings Ltd.	10,000	1,136
Jiayuan International Group Ltd.(2)	18,000	23
Jinchuan Group International Resources Co. Ltd.(1)(2)	203,000	4,152
Mobvista, Inc.(2)	3,000	4,537
NH Health(1)(2)	7,500	9
Redco Properties Group Ltd.(2)	10,000	215
		21,781
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	19,539	132,495
OTP Bank Nyrt	3,998	492,923
Richter Gedeon Nyrt	2,255	84,591
		710,009
India — 14.9%
360 ONE WAM Ltd.	2,310	28,059
3M India Ltd.	99	40,829
63 Moons Technologies Ltd.	2,692	17,912
Aarti Pharmalabs Ltd.	98	781
Aavas Financiers Ltd.(2)	2,382	33,697
ABB India Ltd.	811	54,174
Accelya Solutions India Ltd.	256	3,374
Action Construction Equipment Ltd.	844	8,229
Adani Green Energy Ltd.(2)	1,456	15,186
Aditya Birla Capital Ltd.(2)	15,565	58,961
Aditya Birla Fashion & Retail Ltd.(2)	168	124
Aditya Birla Lifestyle Brands Ltd.(2)	32,799	36,868
Aditya Birla Sun Life Asset Management Co. Ltd.	3,433	33,769
Advent Hotels International Pvt Ltd.(2)	718	1,528
Affle 3i Ltd.(2)	8	121
AIA Engineering Ltd.	190	8,046
Ajanta Pharma Ltd.	1,835	60,480
Alivus Life Sciences Ltd.	1,731	17,406
Allcargo Global Ltd.(2)	12,708	2,999
Allcargo Logistics Ltd.(2)	12,708	1,183
Allcargo Terminals Ltd.(2)	3,177	872
Alok Industries Ltd.(2)	2,218	350
Amara Raja Energy & Mobility Ltd.	7,413	68,893
Amber Enterprises India Ltd.(2)	859	75,354
Ambika Cotton Mills Ltd.	30	446
Anand Rathi Wealth Ltd.	1,106	37,399
Anant Raj Ltd.	6,542	38,165
Andhra Paper Ltd.	1,875	1,420
Andhra Sugars Ltd.	371	302
Apcotex Industries Ltd.	9	36
Apex Frozen Foods Ltd.	40	172
APL Apollo Tubes Ltd.	2,941	72,320
Apollo Hospitals Enterprise Ltd.	1,556	134,013

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Apollo Pipes Ltd.	3,771	$14,842
Apollo Tyres Ltd.	15,692	78,355
Aptech Ltd.	2,258	2,170
Aptus Value Housing Finance India Ltd.	8,172	21,944
Arman Financial Services Ltd.(2)	924	15,935
Arvind Fashions Ltd.	6,767	32,925
Arvind Ltd.	10,599	41,089
Asahi India Glass Ltd.	3,701	36,673
Ashapura Minechem Ltd.	143	832
Ashok Leyland Ltd.	173,626	403,183
Asian Granito India Ltd.(2)	544	426
Asian Paints Ltd.	8,368	218,976
Associated Alcohols & Breweries Ltd.	285	2,534
Aster DM Healthcare Ltd.	21,920	157,935
Astra Microwave Products Ltd.	1,301	13,853
Astral Ltd.	914	16,774
AstraZeneca Pharma India Ltd.	209	20,403
AU Small Finance Bank Ltd.	15,587	164,121
AurionPro Solutions Ltd.	1,212	11,869
Aurobindo Pharma Ltd.	9,075	122,124
Avadh Sugar & Energy Ltd.	127	521
Avenue Supermarts Ltd.(2)	585	24,809
AvenuesAI Ltd.(2)	13,216	2,418
Awfis Space Solutions Ltd.(2)	3,413	10,975
Axis Bank Ltd., GDR	10,066	758,056
Bajaj Auto Ltd.	1,338	146,795
Bajaj Consumer Care Ltd.(2)	4,128	17,937
Bajaj Finance Ltd.	52,348	574,107
Bajaj Finserv Ltd.	4,449	97,568
Bajaj Healthcare Ltd.	2,301	8,348
Bajaj Hindusthan Sugar Ltd.(2)	81,563	14,504
Bajel Projects Ltd.(2)	1,643	2,914
Balaji Amines Ltd.	542	6,475
Balaji Telefilms Ltd.(2)	116	138
Balkrishna Industries Ltd.	2,857	74,971
Balrampur Chini Mills Ltd.	8,145	42,191
Banco Products India Ltd.	3,496	23,981
Bandhan Bank Ltd.	46,631	93,376
Bank of Baroda	30,126	106,725
BASF India Ltd.	271	10,293
Bata India Ltd.	2,119	18,386
Bayer CropScience Ltd.	1,136	58,332
BEML Ltd.	2,660	49,194
Berger Paints India Ltd.	1,530	7,666
Best Agrolife Ltd.	6,285	1,118
BF Utilities Ltd.(2)	24	133
Bhansali Engineering Polymers Ltd.	10,475	9,379
Bharat Bijlee Ltd.	1,028	27,689
Bharat Electronics Ltd.	111,263	544,793
Bharat Forge Ltd.	6,564	138,192
Bharat Heavy Electricals Ltd.	28,271	82,380
Bharat Rasayan Ltd.	36	598
Biocon Ltd.	5,650	24,262

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
BirlaNu Ltd.	34	$564
Birlasoft Ltd.	10,359	44,513
BLS International Services Ltd.	2,730	8,384
Blue Dart Express Ltd.	381	23,807
Blue Star Ltd.	620	13,214
Bluspring Enterprises Ltd.(2)	2,161	1,213
Bodal Chemicals Ltd.(2)	231	119
Bombay Dyeing & Manufacturing Co. Ltd.	8,414	10,506
Brigade Enterprises Ltd.	4,742	36,194
Brightcom Group Ltd.(2)	76,861	9,043
Britannia Industries Ltd.	2,078	137,153
BSE Ltd.	12,721	379,533
Butterfly Gandhimathi Appliances Ltd.(2)	2	13
Camlin Fine Sciences Ltd.(2)	1,734	2,817
Can Fin Homes Ltd.	4,574	42,478
Canara Bank	71,303	123,441
Cantabil Retail India Ltd.	55	161
Capacit'e Infraprojects Ltd.(2)	1,314	3,511
Caplin Point Laboratories Ltd.	162	3,038
Carborundum Universal Ltd.	2,547	23,097
Care Ratings Ltd.	319	5,649
Cartrade Tech Ltd.(2)	1,321	26,162
Carysil Ltd.	145	1,428
Ceat Ltd.	2,512	97,548
Cemindia Projects Ltd.	8,363	53,021
Central Depository Services India Ltd.	2,642	37,013
Centum Electronics Ltd.	769	22,504
Century Enka Ltd.	40	191
Century Plyboards India Ltd.	2,473	20,001
Cera Sanitaryware Ltd.	121	6,507
CG Power & Industrial Solutions Ltd.	1,647	13,131
Chalet Hotels Ltd.	3,447	30,630
Chemcon Speciality Chemicals Ltd.(2)	474	857
Cholamandalam Financial Holdings Ltd.	1,312	23,591
Cholamandalam Investment & Finance Co. Ltd.	14,136	269,333
CIE Automotive India Ltd.	6,470	33,594
Cigniti Technologies Ltd.(2)	1,795	23,258
Cipla Ltd.	7,890	117,166
City Union Bank Ltd.	28,874	89,877
CMS Info Systems Ltd.	18,984	63,383
Cochin Shipyard Ltd.	9,019	147,934
Coffee Day Enterprises Ltd.(2)	3,695	1,232
Coforge Ltd.	3,468	45,401
Cohance Lifesciences Ltd.(2)	2,202	7,502
Colgate-Palmolive India Ltd.	2,675	66,335
Computer Age Management Services Ltd.	10,580	78,949
Confidence Petroleum India Ltd.	5,136	1,793
Coromandel International Ltd.	3,801	92,828
Cosmo First Ltd.	1,971	15,407
Craftsman Automation Ltd.	421	34,854
CreditAccess Grameen Ltd.(2)	6,855	95,468
CRISIL Ltd.	423	20,355
Crompton Greaves Consumer Electricals Ltd.	11,144	31,638

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
CSB Bank Ltd.(2)	5,637	$24,633
Cummins India Ltd.	958	51,662
Cyient Ltd.	4,174	42,083
Dabur India Ltd.	6,440	36,726
Dalmia Bharat Refractories Ltd.(2)	3	—
Dalmia Bharat Sugar & Industries Ltd.	176	585
Datamatics Global Services Ltd.	138	1,171
DB Corp. Ltd.	3,495	8,656
DCB Bank Ltd.	4,946	10,106
DCM Shriram Ltd.	2,490	28,385
DCW Ltd.	23,865	12,477
Deepak Nitrite Ltd.	2,121	36,839
DEN Networks Ltd.(2)	481	148
Devyani International Ltd.(2)	13,765	19,309
Digitide Solutions Ltd.(2)	2,161	2,339
Dish TV India Ltd.(2)	43,324	1,377
Dishman Carbogen Amcis Ltd.(2)	1,053	2,027
Divi's Laboratories Ltd.	1,034	72,982
Dixon Technologies India Ltd.	325	37,675
DLF Ltd.	6,193	41,150
D-Link India Ltd.	647	3,010
Dollar Industries Ltd.	80	258
Dr. Lal PathLabs Ltd.	2,944	45,445
Dr. Reddy's Laboratories Ltd., ADR	6,851	98,517
Dredging Corp. of India Ltd.(2)	199	2,082
eClerx Services Ltd.	1,747	61,022
Edelweiss Financial Services Ltd.	21,459	27,005
Eicher Motors Ltd.	1,446	127,418
EIH Ltd.	281	968
Elecon Engineering Co. Ltd.	7,044	32,265
Elgi Equipments Ltd.	12,817	75,440
Emami Ltd.	11,541	58,742
Embassy Developments Ltd.(2)	10,505	6,983
Endurance Technologies Ltd.	1,979	58,027
Engineers India Ltd.	8,267	20,166
Epack Durable Ltd.(2)	5,005	13,651
Epigral Ltd.	1,093	10,716
EPL Ltd.	17,228	41,206
Equitas Small Finance Bank Ltd.(2)	10,360	7,336
Escorts Kubota Ltd.	625	24,184
Eternal Ltd.(2)	40,253	108,930
Eveready Industries India Ltd.	4,637	16,917
Everest Industries Ltd.	196	839
Everest Kanto Cylinder Ltd.	75	93
Excel Industries Ltd.	24	252
Exide Industries Ltd.	15,288	56,234
Fairchem Organics Ltd.	46	300
FDC Ltd.	1,017	3,995
Federal Bank Ltd.	59,695	196,972
FIEM Industries Ltd.	1,062	25,468
Filatex India Ltd.	32,934	15,736
Fine Organic Industries Ltd.	763	39,510
Finolex Cables Ltd.	6,440	64,670
Finolex Industries Ltd.	13,028	26,541

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Firstsource Solutions Ltd.	332	$780
Five-Star Business Finance Ltd.	10,293	47,252
Force Motors Ltd.	544	145,813
Fortis Healthcare Ltd.	3,119	32,382
Fusion Finance Ltd.(2)	8,891	18,443
Gabriel India Ltd.	5,665	62,253
Galaxy Surfactants Ltd.	65	1,406
Ganesh Housing Ltd.	109	806
Ganesha Ecosphere Ltd.	327	2,776
Garden Reach Shipbuilders & Engineers Ltd.	1,194	31,944
Garware Hi-Tech Films Ltd.	1,181	55,132
Gateway Distriparks Ltd.	19,885	12,868
Genus Power Infrastructures Ltd.	942	2,722
Geojit Financial Services Ltd.	339	236
GHCL Textiles Ltd.	2,488	2,092
GIC Housing Finance Ltd.	2,493	4,234
Gillette India Ltd.	248	22,754
GlaxoSmithKline Pharmaceuticals Ltd.	848	24,012
Glenmark Pharmaceuticals Ltd.	10,695	251,321
Global Health Ltd.	1,771	22,172
Globus Spirits Ltd.	434	4,271
GMM Pfaudler Ltd.	3,289	33,739
GMR Airports Ltd.(2)	33,366	36,969
GNA Axles Ltd.	138	635
Godrej Consumer Products Ltd.	1,996	26,735
Godrej Properties Ltd.(2)	1,043	19,863
Gokaldas Exports Ltd.(2)	3,229	22,850
Gokul Agro Resources Ltd.(2)	11,294	21,076
Goodluck India Ltd.	231	2,990
Greenply Industries Ltd.	546	1,326
GTL Infrastructure Ltd.(2)	37,531	454
Gufic Biosciences Ltd.	77	240
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	4,509	22,615
Gujarat Pipavav Port Ltd.	16,587	32,241
Gulshan Chemfill Ltd.(2)	157	44
Hathway Cable & Datacom Ltd.(2)	5,258	621
Havells India Ltd.	2,428	37,301
HBL Engineering Ltd.	6,132	46,210
HCL Technologies Ltd.	17,511	268,032
HDFC Asset Management Co. Ltd.	6,256	185,681
HDFC Bank Ltd.	116,382	1,137,634
HDFC Life Insurance Co. Ltd.	6,057	47,655
HealthCare Global Enterprises Ltd.(2)	1,599	10,118
HEG Ltd.	4,849	30,792
Hero MotoCorp Ltd.	6,570	412,821
HFCL Ltd.	11,203	8,447
HG Infra Engineering Ltd.	1,134	6,752
Himadri Speciality Chemical Ltd., ADR	10,859	57,991
Himatsingka Seide Ltd.	231	254
Hinduja Global Solutions Ltd.(2)	241	999
Hindustan Aeronautics Ltd.	4,733	203,780
Hindustan Oil Exploration Co. Ltd.(2)	687	990
Hindustan Unilever Ltd.	10,150	260,966

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Hindware Home Innovation Ltd.(2)	2,181	$5,472
Hitachi Energy India Ltd.	14	3,938
Honda India Power Products Ltd.	209	4,884
Hubtown Ltd.(2)	5,143	12,138
ICICI Bank Ltd.	15,305	232,739
ICICI Bank Ltd., ADR	44,012	1,342,806
ICICI Lombard General Insurance Co. Ltd.	2,755	57,659
ICICI Prudential Life Insurance Co. Ltd.	1,582	11,390
IDFC First Bank Ltd.	143,650	116,121
IFCI Ltd.(2)	33,486	22,129
IIFL Capital Services Ltd.	17,671	56,165
IIFL Finance Ltd.	22,490	122,874
India Glycols Ltd.	3,106	32,869
IndiaMart InterMesh Ltd.	2,741	64,398
Indian Energy Exchange Ltd.	22,813	31,542
Indian Hotels Co. Ltd.	9,956	73,110
Indian Metals & Ferro Alloys Ltd.	35	488
Indian Railway Catering & Tourism Corp. Ltd.	1,720	10,786
Indo Count Industries Ltd.	6,323	18,558
Indo Rama Synthetics India Ltd.	481	188
IndoStar Capital Finance Ltd.(2)	5,181	12,783
Indraprastha Medical Corp. Ltd.	1,432	6,352
IndusInd Bank Ltd.(2)	26,775	281,739
Info Edge India Ltd.	5,195	58,844
Infosys Ltd., ADR(1)	45,318	654,392
Ingersoll Rand India Ltd.	118	5,202
Inox Wind Ltd.(2)	5,270	5,349
Insecticides India Ltd.	135	923
Intellect Design Arena Ltd.	3,093	23,776
IOL Chemicals & Pharmaceuticals Ltd.	1,290	1,039
ION Exchange India Ltd.	1,470	5,893
Ipca Laboratories Ltd.	3,566	60,025
IRB Infrastructure Developers Ltd.	31,598	14,501
ISGEC Heavy Engineering Ltd.	33	322
Jai Corp. Ltd.	1,548	1,885
Jain Irrigation Systems Ltd.(2)	8,727	3,375
Jammu & Kashmir Bank Ltd.	41,038	54,802
Jamna Auto Industries Ltd.	29,537	47,936
Jana Small Finance Bank Ltd.(2)	3,707	15,118
JB Chemicals & Pharmaceuticals Ltd.	2,513	56,692
Jindal Poly Films Ltd.	165	1,119
Jio Financial Services Ltd.	44,244	124,409
JK Tyre & Industries Ltd.	10,760	59,342
JM Financial Ltd.	23,843	33,503
Jubilant Foodworks Ltd.	5,680	32,485
Jubilant Pharmova Ltd.	2,883	27,473
Just Dial Ltd.(2)	2,151	13,003
Jyothy Labs Ltd.	831	2,322
Kansai Nerolac Paints Ltd.	8,884	19,877
Karnataka Bank Ltd.	13,192	29,443
Karur Vysya Bank Ltd.	43,513	156,110
KCP Ltd.	7,300	12,717
KEC International Ltd.	6,780	43,578

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
KEI Industries Ltd.	970	$54,222
Kellton Tech Solutions Ltd.(2)	595	126
Kennametal India Ltd.	93	2,474
Kiri Industries Ltd.(2)	1,143	5,702
Kirloskar Brothers Ltd.	1,810	31,533
Kirloskar Oil Engines Ltd.	5,917	90,692
Kitex Garments Ltd.	903	1,822
Kolte-Patil Developers Ltd.(2)	1,063	4,146
Kotak Mahindra Bank Ltd.	128,166	585,740
KPI Green Energy Ltd.	5,979	25,425
KPIT Technologies Ltd.	3,906	33,198
KPR Mill Ltd.	1,319	13,059
KRBL Ltd.	4,113	15,380
Krishna Institute of Medical Sciences Ltd.(2)	8,317	68,259
KRN Heat Exchanger & Refrigeration Ltd.(2)	2,005	22,040
KSB Ltd.	825	7,003
Kwality Wall's India Ltd.(2)	9,774	2,806
LA Opala RG Ltd.	598	1,358
Lemon Tree Hotels Ltd.(2)	409	512
LG Balakrishnan & Bros Ltd.	1,041	22,296
LIC Housing Finance Ltd.	22,960	135,894
Lodha Developers Ltd.	2,446	26,618
Lumax Auto Technologies Ltd.	732	14,153
Lupin Ltd.	6,741	171,337
LUX Industries Ltd.	48	476
Maharashtra Scooters Ltd.	188	27,425
Mahindra & Mahindra Financial Services Ltd.	30,925	127,359
Mahindra & Mahindra Ltd.	18,759	701,144
Mahindra Holidays & Resorts India Ltd.(2)	1,372	4,291
Mahindra Lifespace Developers Ltd.	302	1,190
Mahindra Logistics Ltd.	6,930	31,573
Maithan Alloys Ltd.	69	762
Man Industries India Ltd.(2)	316	1,606
Manali Petrochemicals Ltd.	1,472	898
Manappuram Finance Ltd.	54,375	169,167
Marico Ltd.	5,018	43,512
Maruti Suzuki India Ltd.	2,577	421,274
MAS Financial Services Ltd.	6,505	23,223
Mastek Ltd.	113	1,972
Max Financial Services Ltd.(2)	7,072	141,028
Max Healthcare Institute Ltd.	3,221	38,771
Mayur Uniquoters Ltd.	1,297	7,590
Mazagon Dock Shipbuilders Ltd.	1,722	42,123
Meghmani Organics Ltd.(2)	1,526	886
Metropolis Healthcare Ltd.	468	9,832
Minda Corp. Ltd.	5,462	33,404
Mirza International Ltd.(2)	663	251
Mishra Dhatu Nigam Ltd.	621	2,369
Mold-Tek Packaging Ltd.	61	387
Monte Carlo Fashions Ltd.	87	531
Motherson Sumi Wiring India Ltd.	154,119	73,324
Motilal Oswal Financial Services Ltd.	3,728	29,758
Mphasis Ltd.	5,412	136,809

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
MRF Ltd.	92	$142,661
MSTC Ltd.	182	916
Multi Commodity Exchange of India Ltd.	5,595	150,549
Muthoot Finance Ltd.	5,696	210,220
Narayana Hrudayalaya Ltd.	4,268	85,870
Natco Pharma Ltd.	3,355	36,498
National Fertilizers Ltd.	712	606
Navkar Corp. Ltd.(2)	1,587	1,645
Navneet Education Ltd.	1,113	1,797
NELCO Ltd.	265	1,813
NESCO Ltd.	1,967	24,314
Nestle India Ltd.	8,622	122,516
Network18 Media & Investments Ltd.(2)	68,622	25,170
Neuland Laboratories Ltd.	563	79,527
Newgen Software Technologies Ltd.	262	1,467
NHPC Ltd.	54,561	45,199
NIIT Learning Systems Ltd.	4,357	16,167
NIIT Ltd.	525	413
Nippon Life India Asset Management Ltd.	5,288	54,166
Nuvama Wealth Management Ltd.	6,050	82,853
Oberoi Realty Ltd.	2,503	41,951
Olectra Greentech Ltd.	242	2,656
Omaxe Ltd.(2)	298	259
One 97 Communications Ltd.(2)	6,461	78,125
Onesource Specialty Pharma Ltd.(2)	1,979	29,299
OnMobile Global Ltd.(2)	473	265
Optiemus Infracom Ltd.(2)	173	788
Oracle Financial Services Software Ltd.	776	59,386
Orient Electric Ltd.	8,140	16,578
Orient Paper & Industries Ltd.(2)	2,680	552
Page Industries Ltd.	230	81,267
Paisalo Digital Ltd.	31,562	12,366
Panama Petrochem Ltd.	251	778
Patel Engineering Ltd.(2)	22,887	6,946
PB Fintech Ltd.(2)	1,499	24,426
PC Jeweller Ltd.(2)	30,550	3,337
PDS Ltd.	771	2,584
Pearl Global Industries Ltd.	1,683	28,614
Pennar Industries Ltd.(2)	6,819	11,219
Persistent Systems Ltd.	3,021	157,656
PG Electroplast Ltd.	560	3,869
Phoenix Mills Ltd.	2,421	44,200
PI Industries Ltd.	2,794	95,876
Pidilite Industries Ltd.	1,606	26,362
Piramal Finance Ltd.(2)	4,812	92,181
Piramal Pharma Ltd.	13,297	22,855
Pitti Engineering Ltd.	2,368	23,738
PNB Housing Finance Ltd.	4,528	41,111
Pokarna Ltd.	1,018	10,207
Polycab India Ltd.	286	27,098
Polyplex Corp. Ltd.	991	9,245
Pondy Oxides & Chemicals Ltd.	1,854	23,408
Poonawalla Fincorp Ltd.(2)	10,214	51,108

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Power Finance Corp. Ltd.	56,655	$258,011
Power Grid Corp. of India Ltd.	111,307	366,003
Power Mech Projects Ltd.	616	14,119
Praj Industries Ltd.	5,232	18,304
Prakash Industries Ltd.	8,059	11,632
Prestige Estates Projects Ltd.	1,708	26,168
Pricol Ltd.	4,251	28,193
Prince Pipes & Fittings Ltd.	312	867
Procter & Gamble Health Ltd.	253	13,639
PSP Projects Ltd.(2)	400	3,185
PVR Inox Ltd.(2)	2,961	33,300
Quess Corp. Ltd.	7,678	16,529
Radico Khaitan Ltd.	866	25,224
Railtel Corp. of India Ltd.	9,487	32,764
Rainbow Children's Medicare Ltd.	2,449	32,091
Rajesh Exports Ltd.(2)	1,830	2,900
Rallis India Ltd.	2,626	7,997
Ramco Systems Ltd.(2)	27	132
Ramky Infrastructure Ltd.(2)	3,862	19,393
Raymond Lifestyle Ltd.(2)	1,248	12,095
Raymond Ltd.(2)	1,561	6,891
Raymond Realty Ltd.(2)	1,561	7,223
RBL Bank Ltd.	38,825	136,656
REC Ltd.	64,363	247,887
Redington Ltd.	25,460	78,608
Redtape Ltd.	2,652	3,427
Relaxo Footwears Ltd.	4,554	17,454
Reliance Industrial Infrastructure Ltd.	30	232
Religare Enterprises Ltd.(2)	7,629	17,768
Repco Home Finance Ltd.	6,156	25,798
Restaurant Brands Asia Ltd.(2)	5,972	4,176
Rico Auto Industries Ltd.	5,876	8,561
RITES Ltd.	5,048	11,889
RPG Life Sciences Ltd.	383	7,900
RSWM Ltd.(2)	288	476
Rupa & Co. Ltd.	235	358
Safari Industries India Ltd.	472	9,331
Saksoft Ltd.	653	1,021
SAMHI Hotels Ltd.(2)	17,613	31,446
Sammaan Capital Ltd.(2)	33,385	55,090
Samvardhana Motherson International Ltd.	185,695	272,529
Sandhar Technologies Ltd.	2,807	15,663
Sanghvi Movers Ltd.	3,320	9,542
Sanofi India Ltd.	283	12,351
Sansera Engineering Ltd.	2,407	62,064
Sapphire Foods India Ltd.(2)	8,456	19,021
Satia Industries Ltd.	1,711	1,246
Satin Creditcare Network Ltd.(2)	3,993	6,785
SBFC Finance Ltd.(2)	40,389	41,382
SBI Cards & Payment Services Ltd.(2)	9,479	80,845
SBI Life Insurance Co. Ltd.	2,373	53,176
Schaeffler India Ltd.	307	14,732
Schneider Electric Infrastructure Ltd.(2)	2,097	20,914

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
SEAMEC Ltd.(2)	1,176	$17,035
Servotech Renewable Power System Ltd.	14,134	11,750
Seshasayee Paper & Boards Ltd.	951	2,843
Shakti Pumps India Ltd.	294	1,666
Shankara Building Products Ltd.	97	115
Shankara Buildpro Ltd.(2)	97	1,033
Shanthi Gears Ltd.	393	1,945
Shipping Corp. of India Land & Assets Ltd.	3,065	1,544
Shoppers Stop Ltd.(2)	706	2,367
Shriram Finance Ltd.	65,497	778,738
Shriram Pistons & Rings Ltd.	1,443	49,470
Siemens Energy India Ltd.	499	16,097
Siemens Ltd.(2)	1,557	58,562
Siyaram Silk Mills Ltd.	139	814
SJS Enterprises Ltd.	1,363	26,441
SKF India Industrial Ltd.(2)	1,559	43,912
SKF India Ltd.	1,559	29,826
Sobha Ltd.	3,603	55,345
Som Distilleries & Breweries Ltd.(2)	1,480	1,309
Sona Blw Precision Forgings Ltd.	5,599	32,984
Sonata Software Ltd.	8,056	23,777
South Indian Bank Ltd.	16,624	7,526
Southern Petrochemical Industries Corp. Ltd.	22,193	16,994
Spandana Sphoorty Financial Ltd.(2)	269	750
Spandana Sphoorty Financial Ltd.(2)	65	91
Speciality Restaurants Ltd.	716	799
SRF Ltd.	893	25,195
State Bank of India, GDR	2,973	391,637
Steel Strips Wheels Ltd.	1,280	3,028
Sterlite Technologies Ltd.(2)	1,461	2,559
STL Networks Ltd.(2)	1,461	332
Stove Kraft Ltd.	129	692
Strides Pharma Science Ltd.	3,755	35,249
Sudarshan Chemical Industries Ltd.	2,315	22,344
Sumitomo Chemical India Ltd.	255	1,125
Sun Pharmaceutical Industries Ltd.	12,205	233,983
Sun TV Network Ltd.	8,765	62,516
Sundaram Finance Ltd.	138	8,371
Sundram Fasteners Ltd.	1,507	14,485
Sunflag Iron & Steel Co. Ltd.	4,345	11,766
Sunteck Realty Ltd.	4,389	19,377
Suprajit Engineering Ltd.	837	4,019
Supreme Industries Ltd.	1,952	85,434
Supreme Petrochem Ltd.	3,650	28,784
Suzlon Energy Ltd.(2)	69,387	32,606
Swaraj Engines Ltd.	636	25,168
Syngene International Ltd.	6,604	30,698
Tamil Nadu Newsprint & Papers Ltd.	2,474	3,725
Tamilnad Mercantile Bank Ltd.	3,283	24,157
Tamilnadu Petroproducts Ltd.	713	739
Tanla Platforms Ltd.	5,493	27,505
Tata Communications Ltd.	3,532	62,048
Tata Consultancy Services Ltd.	10,209	296,707

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Tata Consumer Products Ltd.	1,997	$25,058
Tata Elxsi Ltd.	1,195	59,421
Tata Investment Corp. Ltd.	4,290	31,055
Tata Motors Ltd./new(2)	7,541	41,977
Tata Motors Passenger Vehicles Ltd.	7,541	31,760
Tata Technologies Ltd.	3,192	20,593
Tata Teleservices Maharashtra Ltd.(2)	1,227	561
TCI Express Ltd.	160	960
TeamLease Services Ltd.(2)	66	886
Tech Mahindra Ltd.	12,674	189,662
Technocraft Industries India Ltd.	45	1,133
Tega Industries Ltd.	962	19,221
Tejas Networks Ltd.	62	297
Texmaco Rail & Engineering Ltd.	4,065	4,685
Thanga Mayil Jewellery Ltd.	698	30,410
Thermax Ltd.	827	28,366
Thirumalai Chemicals Ltd.(2)	663	1,395
Thomas Cook India Ltd.	9,872	11,191
Thyrocare Technologies Ltd.	951	4,129
Time Technoplast Ltd.	8,010	16,178
Timken India Ltd.	1,005	38,369
Tips Music Ltd.	2,733	16,165
Titagarh Rail System Ltd.	4,401	33,966
Titan Co. Ltd.	1,912	91,081
Torrent Pharmaceuticals Ltd.	1,521	72,548
Tourism Finance Corp. of India Ltd.	44,800	34,898
TransIndia Real Estate Ltd.(2)	3,177	852
Transport Corp. of India Ltd.	729	8,043
Transrail Lighting Ltd.	2,589	16,110
Trent Ltd.	1,857	79,792
Triveni Turbine Ltd.	2,044	10,989
TSF Investments Ltd.	5,580	24,658
TTK Prestige Ltd.	440	2,531
Tube Investments of India Ltd.	908	27,473
TV Today Network Ltd.	140	192
TVS Motor Co. Ltd.	1,206	51,365
TVS Motor Co. Ltd., Preference Shares(2)	4,824	530
TVS Srichakra Ltd.	149	6,454
TVS Supply Chain Solutions Ltd.(2)	13,217	16,722
Uflex Ltd.	2,752	14,584
Ugar Sugar Works Ltd.(2)	5,572	2,243
Ujjivan Small Finance Bank Ltd.(2)	103,405	66,020
Unichem Laboratories Ltd.(2)	1,194	4,553
Union Bank of India Ltd.	50,445	112,288
United Spirits Ltd.	4,049	61,485
UNO Minda Ltd.	1,849	24,170
UPL Ltd.	19,864	139,358
UTI Asset Management Co. Ltd.	2,244	24,396
VA Tech Wabag Ltd.	485	6,745
Vadilal Industries Ltd.	384	20,890
Vaibhav Global Ltd.	295	733
Valiant Organics Ltd.(2)	107	271
Valor Estate Ltd.(2)	7,177	8,997

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Vardhman Textiles Ltd.	4,955	$29,679
Varroc Engineering Ltd.	1,311	7,804
Varun Beverages Ltd.	13,850	68,833
Vedant Fashions Ltd.	1,119	4,802
Venky's India Ltd.	65	964
Vijaya Diagnostic Centre Ltd.	1,751	19,392
Vinati Organics Ltd.	1,041	16,905
VIP Industries Ltd.(2)	2,951	11,620
Visaka Industries Ltd.	1,090	734
Vishnu Chemicals Ltd.	520	2,876
Viyash Scientific Ltd.(2)	193	453
VL E-Governance & IT Solutions Ltd.(2)	1,063	182
V-Mart Retail Ltd.(2)	2,608	15,924
Voltamp Transformers Ltd.	388	38,887
Voltas Ltd.	1,511	25,936
VRL Logistics Ltd.	8,992	27,432
Welspun Corp. Ltd.	5,887	53,554
Welspun Enterprises Ltd.	4,869	26,007
Welspun Living Ltd.	11,785	16,314
Westlife Foodworld Ltd.	3,391	18,449
Whirlpool of India Ltd.	1,811	18,386
Windlas Biotech Ltd.	436	3,626
Wipro Ltd., ADR(1)	28,903	64,165
Wonderla Holidays Ltd.	85	446
Yes Bank Ltd.(2)	360,729	82,228
Zee Entertainment Enterprises Ltd.	46,637	44,887
Zee Media Corp. Ltd.(2)	1,302	122
Zen Technologies Ltd.	88	1,321
Zensar Technologies Ltd.	7,355	45,816
Zydus Lifesciences Ltd.	10,316	104,985
		29,776,810
Indonesia — 1.2%
Adaro Andalan Indonesia PT	98,700	54,387
Adi Sarana Armada Tbk. PT	33,000	2,339
Aspirasi Hidup Indonesia Tbk. PT	364,800	8,715
Astra Otoparts Tbk. PT	63,600	10,997
Bank BTPN Syariah Tbk. PT	193,400	13,252
Bank Central Asia Tbk. PT	604,500	258,115
Bank Jago Tbk. PT(2)	5,600	530
Bank KB Indonesia Tbk. PT(2)	53,500	230
Bank Mandiri Persero Tbk. PT	840,900	263,935
Bank Negara Indonesia Persero Tbk. PT	359,800	94,305
Bank Pan Indonesia Tbk. PT	102,300	6,557
Bank Pembangunan Daerah Jawa Timur Tbk. PT	54,800	1,929
Bank Rakyat Indonesia Persero Tbk. PT	1,324,600	308,260
Bank Tabungan Negara Persero Tbk. PT	538,978	44,612
BFI Finance Indonesia Tbk. PT	506,400	23,695
Blue Bird Tbk. PT	36,200	3,780
Buana Lintas Lautan Tbk. PT(2)	267,700	7,959
Bukalapak.com Tbk. PT(2)	3,892,100	33,873
Bumi Serpong Damai Tbk. PT(2)	256,000	12,650
Chandra Asri Pacific Tbk. PT	20,000	7,996
Ciputra Development Tbk. PT	502,100	23,048

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Cisarua Mountain Dairy Tbk. PT	70,800	$21,861
Clipan Finance Indonesia Tbk. PT	285,800	5,828
Darma Henwa Tbk. PT(2)	2,831,900	88,456
Dharma Polimetal Tbk. PT	126,400	8,065
Elang Mahkota Teknologi Tbk. PT	682,300	36,214
Erajaya Swasembada Tbk. PT	978,300	25,633
Gajah Tunggal Tbk. PT	189,300	12,589
Global Mediacom Tbk. PT(2)	409,300	3,419
GoTo Gojek Tokopedia Tbk. PT(2)	1,362,400	4,956
Indosat Tbk. PT	105,700	14,548
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	399,800	12,874
Jasa Marga Persero Tbk. PT	133,600	29,478
Kalbe Farma Tbk. PT	502,900	33,018
Kawasan Industri Jababeka Tbk. PT	1,880,200	23,076
Kencana Energi Lestari Tbk. PT	67,700	4,294
Kino Indonesia Tbk. PT	3,900	278
Lippo Cikarang Tbk. PT(2)	19,400	959
Lippo Karawaci Tbk. PT(2)	214,300	1,354
Map Aktif Adiperkasa PT	1,041,800	43,714
Mark Dynamics Indonesia Tbk. PT	12,800	615
Matahari Department Store Tbk. PT	222,300	25,347
MD Entertainment Tbk. PT(2)	19,140	9,584
Media Nusantara Citra Tbk. PT(2)	802,900	11,190
Medikaloka Hermina Tbk. PT	479,200	36,708
Mitra Adiperkasa Tbk. PT	724,800	58,020
Mitra Keluarga Karyasehat Tbk. PT	60,400	7,938
Mitra Pinasthika Mustika Tbk. PT	33,100	2,024
Pakuwon Jati Tbk. PT	294,400	6,422
Panin Financial Tbk. PT(2)	465,400	7,487
Petrosea Tbk. PT	200,200	72,998
Puradelta Lestari Tbk. PT	105,400	861
Samator Indo Gas Tbk. PT	20,100	3,947
Samudera Indonesia Tbk. PT	335,100	7,989
Sarana Menara Nusantara Tbk. PT	782,700	23,553
Sariguna Primatirta Tbk. PT	200,800	4,858
Steel Pipe Industry of Indonesia PT	19,100	591
Sumber Alfaria Trijaya Tbk. PT	113,300	11,268
Summarecon Agung Tbk. PT	593,500	13,297
Surya Citra Media Tbk. PT	1,422,600	23,327
Telkom Indonesia Persero Tbk. PT, ADR(1)	18,784	399,536
Temas Tbk. PT	308,500	2,537
Tower Bersama Infrastructure Tbk. PT	38,900	3,874
Unilever Indonesia Tbk. PT	130,800	18,553
Wijaya Karya Persero Tbk. PT(2)	131,100	—
XLSMART Telecom Sejahtera Tbk. PT	402,700	76,027
		2,380,329
Kuwait — 0.0%
National Bank of Kuwait SAKP	5,865	18,012
Malaysia — 1.4%
Aeon Co. M Bhd.	42,800	13,849
AEON Credit Service M Bhd.	1,000	1,490
AFFIN Bank Bhd.	30,083	20,627
Alliance Bank Malaysia Bhd.	40,682	52,683

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
AMMB Holdings Bhd.	107,200	$177,063
Ann Joo Resources Bhd.(2)	300	38
Astro Malaysia Holdings Bhd.(2)	35,300	723
Axiata Group Bhd.	130,800	76,579
Bank Islam Malaysia Bhd.	22,800	14,469
Berjaya Food Bhd.(2)	31,108	1,679
Bermaz Auto Bhd.	45,500	9,885
Bursa Malaysia Bhd.	18,600	42,964
Carlsberg Brewery Malaysia Bhd.	2,500	11,328
CELCOMDIGI Bhd.	91,200	74,745
CIMB Group Holdings Bhd.	150,931	311,658
Cypark Resources Bhd.(2)	24,100	4,054
D&O Green Technologies Bhd.(2)	100	12
Dayang Enterprise Holdings Bhd.	5,400	2,489
DRB-Hicom Bhd.	1,700	533
Dufu Technology Corp. Bhd.	2,100	869
Eco World Development Group Bhd.	7,800	4,508
Ekovest Bhd.(2)	137,000	8,798
Fraser & Neave Holdings Bhd.	1,000	8,974
Frontken Corp. Bhd.	13,400	12,900
Gamuda Bhd.	114,657	123,340
Greatech Technology Bhd.(2)	2,200	1,190
Hartalega Holdings Bhd.(2)	61,400	13,951
Heineken Malaysia Bhd.	6,500	41,121
Hengyuan Refining Co. Bhd.(2)	10,600	2,489
Hiap Teck Venture Bhd.	7,600	526
Hong Leong Bank Bhd.	11,100	66,393
Hong Leong Capital Bhd.	600	536
Hong Leong Financial Group Bhd.	2,000	10,948
IHH Healthcare Bhd.	23,300	54,478
Inari Amertron Bhd.	24,900	9,058
IOI Properties Group Bhd.	54,400	48,220
Iskandar Waterfront City Bhd.(2)	76,500	5,104
Johor Plantations Group Bhd.	85,500	34,056
Kelington Group Bhd.	38,100	53,453
Kossan Rubber Industries Bhd.	59,000	15,289
KPJ Healthcare Bhd.	83,600	62,843
KSL Holdings Bhd.	26,375	20,924
Lingkaran Trans Kota Holdings Bhd.(2)	10,400	11
Lotte Chemical Titan Holding Bhd.(2)	2,000	151
Mah Sing Group Bhd.	108,000	32,456
Malayan Banking Bhd.	76,000	233,518
Malaysian Pacific Industries Bhd.	7,300	59,756
Malaysian Resources Corp. Bhd.	70,200	5,592
Maxis Bhd.	32,200	32,101
MBSB Bhd.	55,700	10,226
Mieco Chipboard Bhd.(2)	700	116
Mr. DIY Group M Bhd.	140,800	64,772
Nationgate Holdings Bhd.	22,800	5,058
Nestle Malaysia Bhd.	1,800	50,824
NEXG Bhd.(2)	150,000	10,790
Pecca Group Bhd.	32,400	13,988
Pentamaster Corp. Bhd.(2)	1,100	930
Perak Transit Bhd.	11,250	765

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Petron Malaysia Refining & Marketing Bhd.	500	$534
Press Metal Aluminium Holdings Bhd.	16,800	30,764
Public Bank Bhd.	151,600	191,960
Ranhill Utilities Bhd.(2)	90,125	40,227
RHB Bank Bhd.	62,914	135,762
Scientex Bhd.	3,300	3,203
Shin Yang Group Bhd.	22,500	4,741
Signature International Bhd.	3,300	1,161
Sime Darby Bhd.	143,700	90,204
Sime Darby Property Bhd.	170,100	63,325
Southern Cable Group Bhd.	38,200	20,481
SP Setia Bhd. Group	119,500	28,062
Sunway Bhd.	23,500	35,334
Supermax Corp. Bhd.(2)	79,360	5,704
Swift Haulage Bhd.	2,100	224
Syarikat Takaful Malaysia Keluarga Bhd.	500	412
Telekom Malaysia Bhd.	21,300	40,775
TIME dotCom Bhd.	47,300	73,886
Top Glove Corp. Bhd.	32,000	4,765
UEM Sunrise Bhd.	56,400	8,324
Unisem M Bhd.	5,800	4,667
UWC Bhd.(2)	5,800	6,685
Velesto Energy Bhd.	700,600	54,973
ViTrox Corp. Bhd.	3,600	4,248
VS Industry Bhd.	163,296	14,476
Westports Holdings Bhd.	2,000	3,163
Zetrix Ai Bhd.	187,276	39,482
		2,845,432
Mexico — 2.0%
Alsea SAB de CV	15,742	55,602
America Movil SAB de CV, ADR	11,633	302,691
Arca Continental SAB de CV(1)	3,906	47,152
Banco del Bajio SA	87,477	291,709
Becle SAB de CV(1)	2,371	2,408
Bolsa Mexicana de Valores SAB de CV	9,554	21,036
Coca-Cola Femsa SAB de CV	4,880	54,266
Corp. Inmobiliaria Vesta SAB de CV	35,507	130,425
Fomento Economico Mexicano SAB de CV, ADR	1,426	160,168
Genomma Lab Internacional SAB de CV, Class B(1)	39,113	41,516
Gentera SAB de CV	116,449	338,015
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,532	187,149
Grupo Aeroportuario del Pacifico SAB de CV, ADR	993	258,935
Grupo Aeroportuario del Sureste SAB de CV, ADR	303	108,980
Grupo Bimbo SAB de CV, Series A(1)	23,572	85,682
Grupo Comercial Chedraui SA de CV	3,517	22,521
Grupo Financiero Banorte SAB de CV, Class O	60,394	686,735
Grupo Financiero Inbursa SAB de CV, Class O	24,092	61,356
Grupo Mexico SAB de CV, Series B	19,715	249,855
Grupo Televisa SAB, ADR	25,834	76,210
Grupo Traxion SAB de CV(1)(2)	23,646	18,261
Kimberly-Clark de Mexico SAB de CV, A Shares	50,062	125,547
La Comer SAB de CV(1)	37,389	84,582
Megacable Holdings SAB de CV	25,120	97,420

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Nemak SAB de CV(2)	157,215	$29,577
Orbia Advance Corp. SAB de CV(2)	44,850	52,918
Promotora y Operadora de Infraestructura SAB de CV	9,443	155,561
Qualitas Controladora SAB de CV(1)	8,469	82,615
Regional SAB de CV	212	1,981
Wal-Mart de Mexico SAB de CV	44,451	144,281
		3,975,154
Peru — 0.4%
Credicorp Ltd.	1,364	472,462
Intercorp Financial Services, Inc.	169	8,176
Southern Copper Corp.(1)	1,359	296,770
		777,408
Philippines — 0.5%
Apex Mining Co., Inc.	193,900	58,895
Ayala Land, Inc.	125,100	45,333
Bank of the Philippine Islands	31,178	62,711
BDO Unibank, Inc.	47,346	112,596
Century Pacific Food, Inc.	32,600	22,575
Converge Information & Communications Technology Solutions, Inc.	78,600	19,625
Globe Telecom, Inc.	516	15,577
GT Capital Holdings, Inc.	3,500	40,665
International Container Terminal Services, Inc.	16,680	207,932
JG Summit Holdings, Inc.	67,500	35,121
Jollibee Foods Corp.	10,640	39,518
LT Group, Inc.	24,300	6,582
Manila Water Co., Inc.	65,100	45,502
Megaworld Corp.	460,000	18,028
Metropolitan Bank & Trust Co.	65,250	87,136
Monde Nissin Corp.	25,900	2,960
PLDT, Inc., ADR	1,240	29,673
Puregold Price Club, Inc.	40,300	29,342
Robinsons Land Corp.	54,000	17,327
Robinsons Retail Holdings, Inc.	840	555
Security Bank Corp.	3,640	4,660
SM Investments Corp.	1,410	17,234
SM Prime Holdings, Inc.	75,800	28,239
Wilcon Depot, Inc.	23,900	2,830
		950,616
Poland — 1.2%
Alior Bank SA	7,883	264,341
Allegro.eu SA(2)	4,854	37,774
AmRest Holdings SE	2,608	9,064
Asseco Poland SA	631	31,179
Bank Handlowy w Warszawie SA	1,444	48,185
Bank Millennium SA(2)	39,621	192,690
Bank Polska Kasa Opieki SA	4,867	308,377
Benefit Systems SA(2)	139	150,376
Budimex SA	250	56,383
CD Projekt SA	799	54,261
Cyfrowy Polsat SA(2)	883	3,134
Diagnostyka SA	686	36,316
Dino Polska SA(2)	7,426	83,499
KRUK SA	234	30,352

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
LPP SA	21	$121,518
mBank SA(2)	249	72,368
Modivo SA(1)(2)	2,151	66,745
Orange Polska SA	59,523	233,653
Pepco Group NV	9,280	76,630
Powszechna Kasa Oszczednosci Bank Polski SA	9,291	240,717
Powszechny Zaklad Ubezpieczen SA	9,501	180,004
Santander Bank Polska SA	201	33,383
TEN Square Games SA	36	1,051
Text SA	490	5,214
Warsaw Stock Exchange	153	3,477
XTB SA	284	7,073
		2,347,764
Qatar — 0.0%
Qatar National Bank QPSC	3,928	20,854
Saudi Arabia — 0.4%
Al Rajhi Bank	2,755	73,884
Alinma Bank	12,267	91,116
Arab National Bank	14,039	77,015
Bank AlBilad	12,033	81,788
Banque Saudi Fransi	15,986	84,433
Riyad Bank	25,139	185,503
Saudi National Bank	8,087	89,603
Saudi Telecom Co.	7,138	79,517
		762,859
South Africa — 4.2%
Absa Group Ltd.	23,188	396,277
AECI Ltd.	10,571	73,076
Aspen Pharmacare Holdings Ltd.	12,162	103,467
Astral Foods Ltd.	159	2,783
AVI Ltd.	13,618	96,060
Bid Corp. Ltd.	3,540	93,632
Capitec Bank Holdings Ltd.	930	277,121
Clicks Group Ltd.	5,993	119,915
Coronation Fund Managers Ltd.	15,963	50,402
DataTec Ltd.	16,921	81,931
Dis-Chem Pharmacies Ltd.(1)	21,561	50,112
Discovery Ltd.	7,063	115,730
E Media Holdings Ltd.	7,648	1,076
FirstRand Ltd.	46,296	288,498
Fortress Real Estate Investments Ltd., Class B	38,031	62,693
Foschini Group Ltd.	16,198	88,211
Gold Fields Ltd., ADR	15,182	893,309
Grindrod Ltd.(1)	40,454	47,385
Impala Platinum Holdings Ltd.	25,667	570,210
Investec Ltd.	4,720	40,585
JSE Ltd.	2,986	31,323
Kumba Iron Ore Ltd.	2,049	47,361
Life Healthcare Group Holdings Ltd.	32,928	25,041
Merafe Resources Ltd.	32,945	2,440
Momentum Group Ltd.	85,018	216,027
Motus Holdings Ltd.	8,735	73,880
Mr. Price Group Ltd.	3,201	36,884

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
MTN Group Ltd.	43,702	$568,437
Naspers Ltd., N Shares	3,916	217,928
Nedbank Group Ltd.	11,232	222,196
NEPI Rockcastle NV(2)	18,558	172,568
Netcare Ltd.	81,861	88,273
Ninety One Ltd.	11,237	38,433
Northam Platinum Holdings Ltd.	10,767	294,734
Nutun Ltd.(2)	2,107	173
Oceana Group Ltd.	71	239
Old Mutual Ltd.	226,087	234,007
Omnia Holdings Ltd.	9,317	52,298
OUTsurance Group Ltd.	20,496	94,622
Pepkor Holdings Ltd.	16,083	26,777
Pick n Pay Stores Ltd.(1)(2)	10,029	12,200
PPC Ltd.	125,432	52,117
PSG Financial Services Ltd.(1)	9,043	16,063
Raubex Group Ltd.	11,616	41,724
Remgro Ltd.	18,929	230,417
Reunert Ltd.	2,829	11,677
Sanlam Ltd.	22,602	150,962
Santam Ltd.	1,596	43,899
Sappi Ltd.(1)(2)	11,060	11,692
Shoprite Holdings Ltd.	8,710	144,898
Sibanye Stillwater Ltd., ADR(2)	40,819	722,904
SPAR Group Ltd.(1)(2)	10,495	46,262
Standard Bank Group Ltd.	19,743	397,614
Super Group Ltd.	37,539	40,472
Telkom SA SOC Ltd.	26,678	107,971
Tiger Brands Ltd.	4,870	97,416
Truworths International Ltd.(1)	12,280	46,389
Valterra Platinum Ltd.	2,321	272,513
Vodacom Group Ltd.	14,018	143,055
Woolworths Holdings Ltd.	4,009	13,745
Zeda Ltd.	6,708	5,779
		8,505,883
South Korea — 19.1%
Aekyung Chemical Co. Ltd.(2)	845	6,145
Aekyung Industrial Co. Ltd.	22	246
Agabang & Co.(2)	104	358
Ahnlab, Inc.	19	861
Aju IB Investment Co. Ltd.	40	161
Alteogen, Inc.	164	46,459
Amorepacific Corp.	461	48,470
Amorepacific Holdings Corp.	1,312	28,565
APR Corp.	448	97,209
BGF Co. Ltd.	183	559
BGF retail Co. Ltd.	552	47,805
BH Co. Ltd.	1,386	18,589
Binggrae Co. Ltd.	682	38,792
BNK Financial Group, Inc.	12,589	174,310
Byucksan Corp.	247	343
C&C International Co. Ltd.(2)	137	2,927
Celltrion, Inc.	973	161,091

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Cheil Worldwide, Inc.	4,766	$72,670
Cheryong Electric Co. Ltd.	359	13,936
CJ CGV Co. Ltd.(2)	3,809	14,670
CJ CheilJedang Corp.	463	68,811
CJ ENM Co. Ltd.(2)	1,079	54,455
CJ Logistics Corp.	755	69,105
Classys, Inc.(2)	220	8,921
Com2uSCorp(2)	75	1,870
Coreana Cosmetics Co. Ltd.(2)	63	90
Cosmax, Inc.(2)	362	47,817
CosmoAM&T Co. Ltd.(2)	66	2,681
Coway Co. Ltd.(2)	3,292	187,037
CS Wind Corp.(2)	1,304	48,667
Cuckoo Homesys Co. Ltd.(2)	229	4,150
Daeduck Electronics Co. Ltd.	1,634	71,309
Daewoong Co. Ltd.	334	6,265
Danal Co. Ltd.(2)	122	718
Daou Data Corp.	1,042	19,212
DB HiTek Co. Ltd.	1,837	122,583
DB Insurance Co. Ltd.	2,427	308,339
DI Dong Il Corp.(2)	479	8,003
DL E&C Co. Ltd.(2)	1,079	38,314
DN Automotive Corp.	430	8,144
Dong-A Socio Holdings Co. Ltd.	158	12,824
DongKook Pharmaceutical Co. Ltd.	41	581
Dongwha Enterprise Co. Ltd.(2)	1,097	7,768
Dongwon Development Co. Ltd.	33	72
Doosan Bobcat, Inc.	1,157	52,172
Doosan Co. Ltd.	6	5,339
Doosan Enerbility Co. Ltd.(2)	2,829	209,078
Doosan Fuel Cell Co. Ltd.(2)	1,131	31,294
DoubleUGames Co. Ltd.(2)	272	10,014
Douzone Bizon Co. Ltd.	413	33,949
Dreamtech Co. Ltd.	427	2,313
Ecopro BM Co. Ltd.(2)	38	5,853
Ecopro HN Co. Ltd.	72	1,911
E-MART, Inc.	1,183	86,313
Eo Technics Co. Ltd.(2)	220	64,138
Eugene Technology Co. Ltd.	90	8,399
F&F Co. Ltd.	776	38,047
FutureCore Co. Ltd.(2)	436	3
Genexine, Inc.(2)	113	343
GOLFZON Co. Ltd.(2)	202	7,698
GS P&L Co. Ltd.	232	8,273
GS Retail Co. Ltd.	1,031	15,758
Hana Financial Group, Inc.	8,752	740,307
Hana Tour Service, Inc.	324	10,826
Handsome Co. Ltd.	153	2,526
Hanjin Logistics Corp.(2)	134	1,975
Hankook & Co. Co. Ltd.	1,873	40,752
Hankook Tire & Technology Co. Ltd.	3,929	199,012
Hanmi Semiconductor Co. Ltd.	839	189,080
Hanon Systems(2)	12,640	40,761

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Hansae Co. Ltd.	851	$8,455
Hansol Chemical Co. Ltd.	404	94,798
Hansol Technics Co. Ltd.	4,044	17,428
Hanssem Co. Ltd.(2)	358	12,359
Hanwha Engine(2)	2,569	96,383
Hanwha Galleria Corp.(2)	853	1,865
Hanwha General Insurance Co. Ltd.(2)	3,225	17,112
Hanwha Investment & Securities Co. Ltd.(2)	5,448	31,653
Hanwha Life Insurance Co. Ltd.(2)	13,083	45,060
Hanwha Solutions Corp.(2)	3,337	122,655
Hanwha Systems Co. Ltd.(2)	548	43,208
Hanwha Vision Co. Ltd.(2)	466	27,626
HD Construction Equipment Co. Ltd.	670	65,368
HD Hyundai Electric Co. Ltd.	648	473,076
HDC Hyundai Development Co-Engineering & Construction, E Shares	2,503	40,271
HD-Hyundai Marine Engine(2)	1,221	74,144
Helixmith Co. Ltd.(2)	119	530
Hite Jinro Co. Ltd.	2,565	31,682
HL Holdings Corp.	51	1,759
HL Mando Co. Ltd.	1,606	70,013
HLB, Inc.(2)	471	16,932
HMM Co. Ltd.	4,863	72,080
Hotel Shilla Co. Ltd.(2)	863	28,744
HPSP Co. Ltd.	1,143	35,661
HS Hyosung Advanced Materials Corp.(2)	280	48,838
HS Hyosung Corp.(2)	15	694
Hugel, Inc.(2)	52	9,762
Humedix Co. Ltd.	72	2,133
Hwaseung Enterprise Co. Ltd.	36	140
HYBE Co. Ltd.	148	39,790
Hyosung Chemical Corp.(2)	3	—
Hyosung Corp.	918	107,895
Hyosung Heavy Industries Corp.	87	170,537
Hyosung TNC Corp.	348	103,046
Hyundai Autoever Corp.	262	91,417
HYUNDAI Corp.	447	8,584
Hyundai Department Store Co. Ltd.	1,415	108,140
Hyundai Elevator Co. Ltd.	416	28,510
Hyundai Engineering & Construction Co. Ltd.	1,996	228,601
Hyundai Futurenet Co. Ltd.	86	207
Hyundai GF Holdings	506	5,634
Hyundai Glovis Co. Ltd.	2,077	418,204
Hyundai Green Food	269	2,981
Hyundai Home Shopping Network Corp.	59	3,488
Hyundai Marine & Fire Insurance Co. Ltd.(2)	2,817	67,268
Hyundai Motor Co.	2,661	1,247,541
Hyundai Rotem Co. Ltd.	2,210	353,341
Hyundai Wia Corp.	1,815	127,631
Iljin Electric Co. Ltd.	1,031	64,093
iM Financial Group Co. Ltd.	8,428	107,712
iMarketKorea, Inc.	319	1,752
Industrial Bank of Korea	7,623	136,520
Innocean Worldwide, Inc.	1,147	15,980
Innox Advanced Materials Co. Ltd.(2)	492	11,969

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Insun ENT Co. Ltd.(2)	304	$909
Interflex Co. Ltd.(2)	83	688
INTOPS Co. Ltd.	605	8,282
iNtRON Biotechnology, Inc.(2)	184	532
IS Dongseo Co. Ltd.(2)	786	16,984
ISU Chemical Co. Ltd.(2)	305	2,001
ISU Specialty Chemical(2)	1,190	95,213
IsuPetasys Co. Ltd.	1,936	172,389
JB Financial Group Co. Ltd.	5,346	117,883
Jusung Engineering Co. Ltd.	1,633	63,792
JYP Entertainment Corp.(2)	1,061	51,407
K Car Co. Ltd.	629	6,514
Kakao Corp.	2,307	99,823
Kakao Games Corp.(2)	78	793
KakaoBank Corp.	1,971	37,141
Kakaopay Corp.(2)	951	44,079
KB Financial Group, Inc., ADR	7,934	872,740
KC Co. Ltd.	71	1,728
KC Tech Co. Ltd.	77	2,633
KCC Corp.	202	91,445
KCC Glass Corp.	147	2,964
KEPCO Engineering & Construction Co., Inc.(2)	21	2,553
KEPCO Plant Service & Engineering Co. Ltd.(2)	643	27,706
KG Eco Solution Co. Ltd.(2)	1,102	5,014
KH Vatec Co. Ltd.	267	3,264
Kia Corp.	6,152	878,429
KIWOOM Securities Co. Ltd.	427	138,071
Koh Young Technology, Inc.	681	15,066
Kolmar Korea Co. Ltd.(2)	335	17,741
Kolon Industries, Inc.	850	39,984
KONA I Co. Ltd.(2)	820	38,029
Korea Investment Holdings Co. Ltd.	1,967	353,693
Korea Petrochemical Ind Co. Ltd.	256	33,765
Korea Real Estate Investment & Trust Co. Ltd.	1,631	1,825
Korean Air Lines Co. Ltd.(2)	4,073	79,372
Korean Reinsurance Co.	8,007	77,557
Krafton, Inc.	469	80,991
KT Corp.	1,216	54,112
KT Skylife Co. Ltd.(2)	319	1,131
Kum Yang Co. Ltd.(2)	480	826
Kumho Petrochemical Co. Ltd.(2)	518	55,187
Kumho Tire Co., Inc.(2)	8,646	41,904
LEENO Industrial, Inc.	1,668	123,568
LF Corp.	203	3,183
LG Display Co. Ltd., ADR(2)	28,860	146,032
LG Electronics, Inc.	3,252	328,989
LG Energy Solution Ltd.(2)	278	82,620
LG H&H Co. Ltd.	227	42,123
LG Innotek Co. Ltd.	826	183,005
LG Uplus Corp.	15,453	177,782
LOGEN Co. Ltd.(2)	408	596
Lotte Chemical Corp.	377	25,140
Lotte Chilsung Beverage Co. Ltd.	304	29,379

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
LOTTE Fine Chemical Co. Ltd.	1,282	$45,543
LOTTE Himart Co. Ltd.(2)	6	36
Lotte Innovate Co. Ltd.	27	446
Lotte Rental Co. Ltd.	1,523	35,753
Lotte Shopping Co. Ltd.	544	40,655
Lotte Wellfood Co. Ltd.	117	10,321
LS Corp.(2)	194	38,435
LS Electric Co. Ltd.	171	93,643
LVMC Holdings(2)	3,944	4,330
LX Hausys Ltd.(2)	49	1,082
LX Semicon Co. Ltd.	824	33,504
Maeil Dairies Co. Ltd.(2)	36	1,001
Mcnex Co. Ltd.	268	5,089
MegaStudyEdu Co. Ltd.(2)	330	11,014
Meritz Financial Group, Inc.(2)	3,251	286,784
Mirae Asset Securities Co. Ltd.	6,681	334,900
Misto Holdings Corp.	1,310	44,544
NAVER Corp.	1,332	235,304
NCSoft Corp.	188	30,153
Neowiz(2)	704	12,811
Netmarble Corp.	676	24,667
Nexen Tire Corp.	499	3,115
NEXTIN, Inc.	149	8,529
NH Investment & Securities Co. Ltd.	5,514	136,268
NHN Corp.(2)	602	15,865
NHN KCP Corp.	879	13,064
NICE Information Service Co. Ltd.	459	5,464
OCI Holdings Co. Ltd.	1,205	127,068
Otoki Corp.	114	31,468
Pan Ocean Co. Ltd.	10,419	38,223
Partron Co. Ltd.	1,043	6,233
Pearl Abyss Corp.(2)	43	1,603
PharmaResearch Co. Ltd.	43	10,443
PI Advanced Materials Co. Ltd.(2)	615	8,567
Pond Group Co. Ltd.	418	1,804
PSK, Inc.	981	43,786
Pulmuone Co. Ltd.	21	189
RFHIC Corp.(2)	31	1,224
S&S Tech Corp.	167	11,481
S-1 Corp.	658	40,090
Sam Young Electronics Co. Ltd.	51	437
Samsung Biologics Co. Ltd.(2)	84	103,638
Samsung C&T Corp.	812	197,879
Samsung Electro-Mechanics Co. Ltd.	1,188	371,297
Samsung Electronics Co. Ltd., GDR	2,703	9,804,063
Samsung Episholdings Co. Ltd.(2)	45	21,116
Samsung Fire & Marine Insurance Co. Ltd.	978	360,422
Samsung Heavy Industries Co. Ltd.(2)	33,947	683,292
Samsung Life Insurance Co. Ltd.	836	133,830
Samsung SDI Co. Ltd.(2)	520	168,581
Samsung SDS Co. Ltd.	634	85,919
Samsung Securities Co. Ltd.	3,523	261,770
Samwha Capacitor Co. Ltd.	47	1,764

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
SD Biosensor, Inc.(2)	1,269	$7,449
SeAH Steel Corp.	248	22,882
Sebang Co. Ltd.	290	3,186
Sebang Global Battery Co. Ltd.	282	13,504
Seegene, Inc.	882	16,091
Seobu T&D(2)	1,016	11,071
Seojin System Co. Ltd.(2)	300	9,924
SFA Engineering Corp.	338	7,952
SFA Semicon Co. Ltd.(2)	644	3,539
Shinhan Financial Group Co. Ltd., ADR	10,356	691,884
Shinsegae International, Inc.	226	2,089
Shinsegae, Inc.	625	159,835
SK Biopharmaceuticals Co. Ltd.(2)	313	26,058
SK Bioscience Co. Ltd.(2)	159	5,411
SK Chemicals Co. Ltd.	548	26,191
SK Eternix Co. Ltd.(2)	568	11,354
SK Hynix, Inc.	11,579	8,561,420
SK IE Technology Co. Ltd.(2)	301	5,670
SK Networks Co. Ltd.	4,954	19,801
SK Telecom Co. Ltd., ADR	3,511	106,524
SKC Co. Ltd.(2)	118	9,317
SL Corp.(2)	1,197	61,079
SM Entertainment Co. Ltd.	416	33,369
SNT Dynamics Co. Ltd.	1,015	39,462
Soop Co. Ltd.	354	17,463
ST Pharm Co. Ltd.(2)	36	3,806
STIC Investments, Inc.(2)	42	347
Studio Dragon Corp.(2)	518	16,071
Sun Kwang Co. Ltd.	52	810
Sungwoo Hitech Co. Ltd.	1,622	10,024
Taewoong Co. Ltd.(2)	105	2,588
Taihan Cable & Solution Co. Ltd.(2)	304	7,597
TES Co. Ltd.	1,545	79,269
TKG Huchems Co. Ltd.	432	5,699
Tongyang Life Insurance Co. Ltd.(2)	1,401	7,382
Value Added Technology Co. Ltd.(2)	33	627
Vidente Co. Ltd.(2)	312	—
VT Co. Ltd.(2)	910	10,964
Webzen, Inc.	98	894
WONIK IPS Co. Ltd.	501	43,748
Wonik QnC Corp.(2)	562	12,205
Woongjin Thinkbig Co. Ltd.	2,718	2,141
Woori Financial Group, Inc.	21,894	547,888
Woori Technology Investment Co. Ltd.(2)	1,267	6,935
W-Scope Chungju Plant Co. Ltd.(2)	317	2,208
YG Entertainment, Inc.	232	11,926
Youngone Corp.	1,572	105,543
Youngone Holdings Co. Ltd.	418	72,397
Yuhan Corp.	452	34,596
Zinus, Inc.	262	2,273
		38,246,853
Taiwan — 23.0%
Abico Avy Co. Ltd.	10,450	14,788
Ability Enterprise Co. Ltd.	1,119	2,856

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
AcBel Polytech, Inc.	1,299	$2,130
Accton Technology Corp.	10,000	440,053
Acer, Inc.	51,000	44,543
ACES Electronic Co. Ltd.	13,000	26,421
Acon Holding, Inc.(2)	5,000	1,048
Acter Group Corp. Ltd.	4,000	91,167
Advanced International Multitech Co. Ltd.	4,000	8,782
Advanced Wireless Semiconductor Co.	5,000	19,393
Advancetek Enterprise Co. Ltd.	19,000	17,414
Advantech Co. Ltd.	1,099	11,655
AIC, Inc.	1,000	14,340
Allied Supreme Corp.	1,000	7,801
Alltek Technology Corp.	21,080	24,613
Alltop Technology Co. Ltd.	1,000	9,410
Alpha Networks, Inc.(2)	8,000	7,870
Altek Corp.	23,561	29,644
Amazing Microelectronic Corp.	3,040	8,522
Ambassador Hotel	6,000	8,428
Ampak Technology, Inc.	2,000	4,884
Ampire Co. Ltd.	1,000	857
AMPOC Far-East Co. Ltd.	5,540	21,818
AmTRAN Technology Co. Ltd.	24,629	30,846
Anpec Electronics Corp.	1,000	7,504
Aopen, Inc.	1,000	1,568
Apacer Technology, Inc.	1,000	3,832
Apex International Co. Ltd.(2)	9,467	14,103
Arcadyan Technology Corp.	9,000	56,343
Ardentec Corp.	36,000	179,862
Argosy Research, Inc.	1,000	4,942
ASE Technology Holding Co. Ltd., ADR	25,110	609,922
Asia Optical Co., Inc.	10,000	47,871
Asia Polymer Corp.	9,000	4,001
Asia Tech Image, Inc.	3,000	7,364
Asia Vital Components Co. Ltd.	6,382	350,923
ASROCK, Inc.	2,000	14,516
Asustek Computer, Inc.	10,000	168,981
AUO Corp.	137,600	72,416
AURAS Technology Co. Ltd.	1,000	36,114
Avermedia Technologies	1,000	1,184
Axiomtek Co. Ltd.	4,000	10,296
Azurewave Technologies, Inc.	12,000	23,504
Bafang Yunji International Co. Ltd.	1,000	5,896
Bank of Kaohsiung Co. Ltd.	64,719	26,667
BenQ Materials Corp.	3,000	1,967
Bin Chuan Enterprise Co. Ltd.(2)	5,000	8,924
Bioteque Corp.	1,000	3,957
Bizlink Holding, Inc.	3,029	133,849
Brillian Network & Automation Integrated System Co. Ltd.	2,000	22,315
Capital Securities Corp.	56,000	57,127
Career Technology MFG. Co. Ltd.(2)	10,000	5,225
Caswell, Inc.	3,000	7,793
Catcher Technology Co. Ltd.	14,000	85,496
Cathay Financial Holding Co. Ltd.	207,611	526,499

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Cenra, Inc.	1,000	$1,091
Center Laboratories, Inc.(2)	2,309	3,228
Central Reinsurance Co. Ltd.	13,000	11,502
Chailease Holding Co. Ltd.(1)	53,174	176,143
Chang Hwa Commercial Bank Ltd.	131,036	90,491
Chang Wah Electromaterials, Inc.	3,000	4,136
Chang Wah Technology Co. Ltd.	1,000	1,577
Channel Well Technology Co. Ltd.	17,000	32,303
CHC Healthcare Group	7,000	7,388
CHC Resources Corp.	5,000	11,506
Chenbro Micom Co. Ltd.	3,000	86,472
Cheng Mei Materials Technology Corp.(2)	30,892	13,875
Cheng Shin Rubber Industry Co. Ltd.	57,000	57,084
Cheng Uei Precision Industry Co. Ltd.	6,000	7,583
Chenming Electronic Technology Corp.	6,000	21,377
Chicony Electronics Co. Ltd.	28,000	111,855
Chicony Power Technology Co. Ltd.	7,000	20,248
China Bills Finance Corp.	11,000	6,041
China Container Terminal Corp.	1,000	793
China General Plastics Corp.	3,000	1,186
China Man-Made Fiber Corp.(2)	47,000	10,714
China Metal Products	10,000	7,794
China Motor Corp.	4,000	7,622
China Steel Chemical Corp.	1,000	2,304
China Wire & Cable Co. Ltd.	1,000	1,233
Chinese Maritime Transport Ltd.	2,000	4,210
Chin-Poon Industrial Co. Ltd.	13,000	17,305
Chipbond Technology Corp.	13,000	23,394
ChipMOS Technologies, Inc.(2)	23,000	51,708
Chlitina Holding Ltd.(2)	1,000	3,496
Chong Hong Construction Co. Ltd.	6,000	14,470
Chroma ATE, Inc.	9,000	391,086
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	1,000	866
Chunghwa Precision Test Tech Co. Ltd.	1,000	117,701
Chunghwa Telecom Co. Ltd., ADR	1,765	76,319
Cleanaway Co. Ltd.	20,000	22,407
Clevo Co.	23,000	28,906
CMC Magnetics Corp.(2)	42,400	15,173
Collins Co. Ltd.	1,000	405
Compal Electronics, Inc.(1)	219,000	219,704
Compeq Manufacturing Co. Ltd.	34,000	219,841
Compucase Enterprise	7,000	15,966
Concord International Securities Co. Ltd.	16,963	14,754
Concord Securities Co. Ltd.	48,400	27,787
Contrel Technology Co. Ltd.	6,000	9,262
Coremax Corp.	2,000	4,940
Coretronic Corp.	10,000	28,247
Co-Tech Development Corp.	6,000	54,461
Creative Sensor, Inc.	5,400	10,289
CSBC Corp. Taiwan(2)	1,000	772
CTBC Financial Holding Co. Ltd.	388,000	690,197
CyberPower Systems, Inc.	2,000	12,358
Da-Li Development Co. Ltd.	7,188	10,860

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Darfon Electronics Corp.	6,000	$5,968
Darwin Precisions Corp.(2)	900	396
Daxin Materials Corp.	3,000	40,369
Delpha Construction Co. Ltd.	1,000	853
Delta Electronics, Inc.	6,000	270,563
Depo Auto Parts Ind Co. Ltd.	6,000	26,950
Dimerco Data System Corp.	4,000	14,074
Dimerco Express Corp.	6,300	15,855
D-Link Corp.(2)	3,000	1,492
Dynamic Holding Co. Ltd.	13,220	65,449
Dynapack International Technology Corp.	7,000	68,170
E Ink Holdings, Inc.	1,000	5,919
E.Sun Financial Holding Co. Ltd.	302,410	339,140
Eastech Holding Ltd.	6,000	18,904
Eclat Textile Co. Ltd.	4,000	53,853
Edom Technology Co. Ltd.(2)	11,000	13,963
Elan Microelectronics Corp.	4,000	15,476
Elite Advanced Laser Corp.	2,000	19,404
Elite Material Co. Ltd.	5,000	382,913
Elitegroup Computer Systems Co. Ltd.	11,000	9,599
eMemory Technology, Inc.	1,000	79,528
Emerging Display Technologies Corp.	1,000	742
Ennostar, Inc.(2)	28,000	33,927
Eson Precision Ind Co. Ltd.	5,000	13,510
Eternal Materials Co. Ltd.	24,850	54,365
Evergreen International Storage & Transport Corp.	14,000	24,941
Evergreen Marine Corp. Taiwan Ltd.	30,800	193,293
EVERGREEN Steel Corp.	7,000	23,012
Everlight Chemical Industrial Corp.	18,000	15,512
Everlight Electronics Co. Ltd.	15,000	28,070
Excelsior Medical Co. Ltd.	6,274	15,673
Far Eastern Department Stores Ltd.	45,000	32,693
Far Eastern International Bank	97,835	40,441
Far Eastern New Century Corp.	85,000	78,187
Far EasTone Telecommunications Co. Ltd.	24,934	73,278
Faraday Technology Corp.	3,000	15,977
Farglory F T Z Investment Holding Co. Ltd.	2,423	4,311
Farglory Land Development Co. Ltd.	11,000	23,877
Favite, Inc.	5,000	20,052
Feedback Technology Corp.	1,080	4,978
Feng TAY Enterprise Co. Ltd.	6,120	18,311
First Financial Holding Co. Ltd.	329,169	313,794
First Hi-Tec Enterprise Co. Ltd.	3,000	27,563
First Steamship Co. Ltd.(2)	16,000	2,758
FIT Holding Co. Ltd.	9,000	7,219
Fitipower Integrated Technology, Inc.	1,950	9,210
FLEXium Interconnect, Inc.(2)	12,000	24,585
Flytech Technology Co. Ltd.	5,000	14,872
FocalTech Systems Co. Ltd.(2)	11,000	18,538
Forcecon Tech Co. Ltd.	3,547	10,407
Formosa Advanced Technologies Co. Ltd.	8,000	18,018
Formosa Chemicals & Fibre Corp.	41,000	66,289
Formosa International Hotels Corp.	2,000	12,061

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Formosa Laboratories, Inc.	2,000	$3,616
Formosan Union Chemical Corp.	13,000	6,927
Foxconn Technology Co. Ltd.	47,000	88,563
Foxsemicon Integrated Technology, Inc.	2,000	19,895
Franbo Lines Corp.	1,000	642
Froch Enterprise Co. Ltd.	4,000	2,103
FSP Technology, Inc.	7,000	12,330
Fu Hua Innovation Co. Ltd.	41,850	22,806
Fubon Financial Holding Co. Ltd.	153,747	461,114
Fulgent Sun International Holding Co. Ltd.	3,118	9,309
Fulltech Fiber Glass Corp.(2)	9,706	33,647
Fusheng Precision Co. Ltd.	5,000	42,260
G Shank Enterprise Co. Ltd.	3,176	8,510
Gamania Digital Entertainment Co. Ltd.	3,000	5,050
Gemtek Technology Corp.	15,000	12,950
General Interface Solution GIS Holding Ltd.(2)	7,000	10,605
Genius Electronic Optical Co. Ltd.	2,000	28,061
GeoVision, Inc.	4,450	6,694
Getac Holdings Corp.	10,000	36,022
Giant Manufacturing Co. Ltd.	7,000	18,248
Gigabyte Technology Co. Ltd.	13,000	98,507
Global Brands Manufacture Ltd.	26,057	89,533
Global Mixed Mode Technology, Inc.	2,000	15,775
Global Unichip Corp.	2,000	175,136
Globaltek Fabrication Co. Ltd.	4,000	7,545
Globalwafers Co. Ltd.(2)	7,000	100,815
Gloria Material Technology Corp.	13,000	14,520
Gold Circuit Electronics Ltd.	8,800	228,599
Golden Long Teng Development Co. Ltd.	8,000	8,205
Gordon Auto Body Parts	1,000	984
Gourmet Master Co. Ltd.	2,000	4,561
Grand Fortune Securities Co. Ltd.	2,200	1,040
Grand Pacific Petrochemical(2)	38,352	16,745
Grand Process Technology Corp.	1,000	55,895
Grape King Bio Ltd.	4,000	15,860
Greatek Electronics, Inc.	26,000	79,193
Group Up Industrial Co. Ltd.	4,000	38,340
GTM Holdings Corp.	1,000	1,065
Hai Kwang Enterprise Corp.(2)	1,071	512
Hannstar Board Corp.	25,120	74,464
HannStar Display Corp.(2)	43,000	12,686
HannsTouch Holdings Co.(2)	12,000	3,972
HD Renewable Energy Co. Ltd.	2,284	7,878
Highwealth Construction Corp.	36,068	43,632
Hiroca Holdings Ltd.	1,000	592
Hitron Technology, Inc.(2)	5,000	4,719
Hiwin Technologies Corp.	2,030	14,729
Hiyes International Co. Ltd.	3,000	7,015
Ho Tung Chemical Corp.	43,000	13,724
Hocheng Corp.	8,000	4,839
Holy Stone Enterprise Co. Ltd.	5,050	19,069
Hon Hai Precision Industry Co. Ltd.	209,000	1,598,597
Hong Pu Real Estate Development Co. Ltd.	10,000	7,514

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Hong TAI Electric Industrial	1,000	$1,151
Horizon Securities Co. Ltd.	1,060	516
Hotai Finance Co. Ltd.	7,920	15,143
Hotai Motor Co. Ltd.	6,020	112,462
HTC Corp.(2)	49,000	70,501
Hu Lane Associate, Inc.	5,381	20,101
Hua Nan Financial Holdings Co. Ltd.	136,716	166,030
Huaku Development Co. Ltd.	5,775	19,942
Huang Hsiang Construction Corp.	1,000	1,203
Hung Sheng Construction Ltd.	10,000	6,390
Hwang Chang General Contractor Co. Ltd.	32,003	62,421
Ibase Technology, Inc.	1,000	1,362
IBF Financial Holdings Co. Ltd.	38,601	20,907
Ichia Technologies, Inc.	7,000	12,568
I-Chiun Precision Industry Co. Ltd.	8,324	36,750
IEI Integration Corp.	3,000	5,727
Infortrend Technology, Inc.	6,000	6,129
Innodisk Corp.	2,120	52,145
Innolux Corp.	221,248	187,761
Inpaq Technology Co. Ltd.	5,000	13,799
Insyde Software Corp.	2,400	14,689
Integrated Service Technology, Inc.	2,257	9,504
International Games System Co. Ltd.	5,000	110,626
Inventec Corp.	39,000	57,126
Iron Force Industrial Co. Ltd.	4,148	12,744
ITE Technology, Inc.(2)	12,000	46,849
ITEQ Corp.	16,000	71,533
Jarllytec Co. Ltd.	1,025	2,795
Jetwell Computer Co. Ltd.	2,240	12,955
Johnson Health Tech Co. Ltd.	3,000	12,946
JPC connectivity, Inc.	3,000	14,550
JPP Holding Co. Ltd.	3,000	25,347
Kaimei Electronic Corp.	5,800	17,366
Kaori Heat Treatment Co. Ltd.	1,000	27,523
KEE TAI Properties Co. Ltd.	9,135	3,138
Kenda Rubber Industrial Co. Ltd.	2,100	1,357
Kenmec Mechanical Engineering Co. Ltd.(2)	5,160	10,512
Kerry TJ Logistics Co. Ltd.	1,000	1,013
Keystone Microtech Corp.	1,000	28,895
Kindom Development Co. Ltd.	29,700	29,701
King Yuan Electronics Co. Ltd.	50,000	514,477
Kinik Co.(2)	1,000	16,505
Kinpo Electronics	57,000	46,289
Kinsus Interconnect Technology Corp.	6,000	59,289
KMC Kuei Meng International, Inc.	1,000	2,971
KNH Enterprise Co. Ltd.	2,000	1,060
Ko Ja Cayman Co. Ltd.	1,000	1,277
KS Terminals, Inc.	4,000	6,426
Kwong Lung Enterprise Co. Ltd.	1,000	1,516
Lanner Electronics, Inc.	3,180	6,218
Largan Precision Co. Ltd.	1,000	80,149
Lealea Enterprise Co. Ltd.(2)	8,320	1,700
LEE CHI Enterprises Co. Ltd.	1,000	396

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Lelon Electronics Corp.	4,000	$16,049
Lien Hwa Industrial Holdings Corp.	2,486	3,564
Lingsen Precision Industries Ltd.	22,000	19,910
Lintes Technology Co. Ltd.	2,000	11,029
Lite-On Technology Corp.	46,000	251,089
Long Bon International Co. Ltd.(2)	17,000	8,157
Longchen Paper & Packaging Co. Ltd.(2)	11,000	3,467
Longwell Co.	5,000	35,706
Lotes Co. Ltd.	1,025	57,570
Lotus Pharmaceutical Co. Ltd.	3,000	26,688
Lumax International Corp. Ltd.	7,000	29,450
Lung Yen Life Service Corp.(2)	7,000	11,817
Macroblock, Inc.	1,000	1,877
Macronix International Co. Ltd.(2)	39,000	133,470
Makalot Industrial Co. Ltd.	8,160	83,206
Marketech International Corp.	7,000	67,449
Materials Analysis Technology, Inc.	1,051	7,275
MediaTek, Inc.	31,000	1,909,586
Mega Financial Holding Co. Ltd.	215,967	277,830
Mercuries Life Insurance Co. Ltd.(2)	89,442	23,663
Merida Industry Co. Ltd.	5,000	11,950
Merry Electronics Co. Ltd.	5,075	15,259
Micro-Star International Co. Ltd.	18,000	53,777
Mildef Crete, Inc.	4,000	12,840
MIN AIK Technology Co. Ltd.	12,000	12,866
Mitac Holdings Corp.	31,900	80,176
momo.com, Inc.	1,050	6,437
MOSA Industrial Corp.(2)	13,331	8,294
Mosel Vitelic, Inc.	2,000	2,110
MPI Corp.	3,000	277,665
MSSCORPS Co. Ltd.	3,000	27,086
My Humble House Hospitality Management Consulting	3,000	3,229
Myson Century, Inc.	40,000	115,216
Namchow Holdings Co. Ltd.	12,000	14,660
Nan Pao Resins Chemical Co. Ltd.	2,000	20,909
Nan Ya Printed Circuit Board Corp.	4,000	69,410
Nanya Technology Corp.(2)	17,000	150,908
Netronix, Inc.	3,000	10,126
Nexcom International Co. Ltd.	8,000	17,784
Nichidenbo Corp.	6,000	19,032
Nidec Chaun-Choung Technology Corp.	1,000	4,947
Nien Hsing Textile Co. Ltd.	2,000	1,176
Nien Made Enterprise Co. Ltd.	4,000	51,216
Nova Technology Corp.	4,000	26,076
Novatek Microelectronics Corp.	9,000	112,379
Nuvoton Technology Corp.	8,000	18,392
O-Bank Co. Ltd.	22,000	6,890
Oneness Biotech Co. Ltd.(2)	143	270
Optimax Technology Corp.	8,000	5,897
Orient Semiconductor Electronics Ltd.	23,000	41,971
Oriental Union Chemical Corp.(2)	3,000	1,259
O-TA Precision Industry Co. Ltd.	3,000	6,677
Pan Jit International, Inc.	15,000	43,028

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Pan-International Industrial Corp.	17,000	$27,504
PCL Technologies, Inc.	3,000	16,372
Pegatron Corp.	80,000	187,245
Pegavision Corp.	2,000	18,926
Phison Electronics Corp.	3,000	177,232
Phoenix Silicon International Corp.	6,275	37,111
Pixart Imaging, Inc.	2,000	12,992
Planet Technology Corp.	2,000	7,730
Pou Chen Corp.	85,000	84,123
Powerchip Semiconductor Manufacturing Corp.(2)	63,000	150,546
Powertech Technology, Inc.	29,000	235,502
Poya International Co. Ltd.	1,030	16,596
President Chain Store Corp.	20,000	143,237
President Securities Corp.	35,200	36,067
Primax Electronics Ltd.	18,000	46,806
Prince Housing & Development Corp.	33,000	8,728
Promate Electronic Co. Ltd.	19,199	28,503
Prosperity Dielectrics Co. Ltd.	7,000	16,280
Qisda Corp.	12,300	10,120
Quanta Computer, Inc.	30,000	275,316
Quanta Storage, Inc.	9,000	28,533
Quintain Steel Co. Ltd.(2)	23,327	7,252
Radiant Opto-Electronics Corp.	15,000	58,316
Radium Life Tech Co. Ltd.(2)	34,947	12,253
Realtek Semiconductor Corp.	14,000	214,269
Rechi Precision Co. Ltd.	13,000	10,766
Rich Development Co. Ltd.	33,990	8,722
Ritek Corp.(2)	29,000	13,376
Rodex Fasteners Corp.	1,000	891
Roo Hsing Co. Ltd.(2)	263	87
Ruentex Development Co. Ltd.	4,050	3,816
Ruentex Industries Ltd.	18,000	30,575
San Fang Chemical Industry Co. Ltd.	14,000	15,729
San Far Property Ltd.	8,000	4,291
Sanyang Motor Co. Ltd.	10,000	19,124
Savior Lifetec Corp.	5,000	3,027
Scientech Corp.	1,000	11,694
ScinoPharm Taiwan Ltd.	1,000	682
SDI Corp.	1,000	2,730
Senao Networks, Inc.	3,000	13,562
Sercomm Corp.	13,000	34,228
Shanghai Commercial & Savings Bank Ltd.	161,905	206,840
Sharehope Medicine Co. Ltd.	1,146	863
Sheng Yu Steel Co. Ltd.	1,000	695
ShenMao Technology, Inc.	4,000	15,169
Shih Her Technologies, Inc.	3,220	19,678
Shih Wei Navigation Co. Ltd.(2)	8,000	4,482
Shin Foong Specialty & Applied Materials Co. Ltd.	1,000	1,074
Shin Ruenn Development Co. Ltd.	14,690	20,787
Shin Zu Shing Co. Ltd.	4,127	26,902
Shinkong Insurance Co. Ltd.	12,000	44,337
Shinkong Synthetic Fibers Corp.	27,000	13,359
Shiny Chemical Industrial Co. Ltd.	3,600	18,227

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Sigurd Microelectronics Corp.(2)	37,000	$176,464
Simplo Technology Co. Ltd.	8,000	84,886
Sinbon Electronics Co. Ltd.	4,000	30,934
Sino-American Silicon Products, Inc.(2)	1,000	3,735
Sinon Corp.	11,000	15,933
SinoPac Financial Holdings Co. Ltd.	343,991	362,862
Sinphar Pharmaceutical Co. Ltd.	1,134	1,118
Sitronix Technology Corp.	3,000	18,938
Siward Crystal Technology Co. Ltd.	3,000	2,869
Soft-World International Corp.	4,000	13,076
Solar Applied Materials Technology Corp.	1,000	1,969
Solomon Technology Corp.	2,000	8,365
Sonix Technology Co. Ltd.	1,000	1,399
Sporton International, Inc.	1,050	6,495
Sports Gear Co. Ltd.	1,000	3,184
St. Shine Optical Co. Ltd.	3,000	10,768
Standard Foods Corp.	21,000	20,140
Stark Technology, Inc.	4,000	18,812
Sunonwealth Electric Machine Industry Co. Ltd.	5,000	24,152
Sunplus Innovation Technology, Inc.	2,053	8,365
Sunrex Technology Corp.	2,000	2,790
Supreme Electronics Co. Ltd.	28,843	66,687
Symtek Automation Asia Co. Ltd.	2,080	9,931
Syncmold Enterprise Corp.	5,000	11,525
Synnex Technology International Corp.	45,000	103,384
Systex Corp.	4,000	14,636
T3EX Global Holdings Corp.	1,000	2,059
TAI Roun Products Co. Ltd.	1,000	423
Taichung Commercial Bank Co. Ltd.	125,359	84,616
TaiDoc Technology Corp.(2)	2,000	7,945
Taiflex Scientific Co. Ltd.	7,000	21,478
Tainan Spinning Co. Ltd.	31,000	13,306
Tai-Saw Technology Co. Ltd.	1,000	1,005
Taisun Enterprise Co. Ltd.	1,000	585
Taita Chemical Co. Ltd.	1,050	417
TAI-TECH Advanced Electronics Co. Ltd.	3,000	17,463
Taiwan Acceptance Corp.	7,850	18,531
Taiwan Business Bank	190,931	100,043
Taiwan Cooperative Financial Holding Co. Ltd.	38,482	29,377
Taiwan Fire & Marine Insurance Co. Ltd.	13,300	21,075
Taiwan FU Hsing Industrial Co. Ltd.	9,600	14,775
Taiwan Glass Industry Corp.(2)	5,000	9,622
Taiwan High Speed Rail Corp.	43,000	37,214
Taiwan Hon Chuan Enterprise Co. Ltd.	10,222	39,722
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	9,000	11,255
Taiwan Mask Corp.(2)	7,000	10,831
Taiwan Mobile Co. Ltd.(2)	3,000	10,312
Taiwan Navigation Co. Ltd.	4,000	3,984
Taiwan Paiho Ltd.	6,000	9,822
Taiwan PCB Techvest Co. Ltd.	6,000	7,391
Taiwan Sakura Corp.	4,000	11,050
Taiwan Secom Co. Ltd.	1,000	3,388
Taiwan Semiconductor Manufacturing Co. Ltd.	20,000	1,247,963

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	43,848	$16,424,585
Taiwan Steel Union Co. Ltd.	1,000	3,539
Taiwan Styrene Monomer(2)	1,000	297
Taiwan Surface Mounting Technology Corp.	7,000	22,607
Taiwan TEA Corp.(2)	9,000	3,752
Taiwan Union Technology Corp.	6,000	102,658
Tatung Co. Ltd.	16,150	19,242
Tatung System Technologies, Inc.	4,520	9,234
TBI Motion Technology Co. Ltd.(2)	14,000	22,952
TCI Co. Ltd.(2)	3,000	12,593
Team Group, Inc.	3,000	19,305
Teco Electric & Machinery Co. Ltd.	30,000	78,328
Test Research, Inc.	5,000	35,369
Tex-Ray Industrial Co. Ltd.(2)	1,000	242
Thinking Electronic Industrial Co. Ltd.	1,000	5,996
Thye Ming Industrial Co. Ltd.	4,303	9,588
Ton Yi Industrial Corp.	17,000	10,300
Tong Hsing Electronic Industries Ltd.(2)	3,770	21,157
Tong Yang Industry Co. Ltd.	7,000	22,214
Tong-Tai Machine & Tool Co. Ltd.(2)	15,000	15,918
Topco Scientific Co. Ltd.	6,086	67,328
Topkey Corp.	6,000	32,514
Topoint Technology Co. Ltd.	9,142	73,386
TPK Holding Co. Ltd.	14,000	19,041
Transcend Information, Inc.	6,000	39,787
Tripod Technology Corp.	25,000	308,806
TS Financial Holding Co. Ltd.	851,553	693,221
TS Financial Holding Co. Ltd., Preference Shares(2)	97,335	28,989
Tsann Kuen Enterprise Co. Ltd.	4,000	2,979
TSRC Corp.	13,000	8,472
TTY Biopharm Co. Ltd.	7,000	18,826
Tung Ho Steel Enterprise Corp.	12,000	28,180
Tung Thih Electronic Co. Ltd.	1,144	1,873
TXC Corp.	6,000	17,531
TYC Brother Industrial Co. Ltd.	7,000	9,792
Tycoons Group Enterprise(2)	702	204
Tyntek Corp.	1,000	616
TZE Shin International Co. Ltd.	1,100	513
UDE Corp.	4,000	14,945
Unimicron Technology Corp.	30,631	463,339
Union Bank of Taiwan	37,957	24,494
Uni-President Enterprises Corp.	108,000	249,712
Unitech Printed Circuit Board Corp.	21,000	42,724
United Microelectronics Corp.	183,000	378,601
United Orthopedic Corp.	3,000	10,350
United Renewable Energy Co. Ltd.(2)	3,000	2,096
Univacco Technology, Inc.	6,000	9,192
Universal Cement Corp.	10,200	9,760
UPC Technology Corp.(2)	28,000	9,934
USI Corp.	15,000	5,884
Utechzone Co. Ltd.	1,000	3,750
UVAT Technology Co. Ltd.	3,000	6,559
Vanguard International Semiconductor Corp.	32,464	137,628

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Ventec International Group Co. Ltd.	2,000	$6,487
VIA Labs, Inc.	2,000	5,151
Visco Vision, Inc.	2,000	12,079
VisEra Technologies Co. Ltd.	3,000	32,323
Vizionfocus, Inc.	2,000	11,611
Voltronic Power Technology Corp.	1,000	29,411
Wafer Works Corp.(2)	14,000	16,087
Wah Lee Industrial Corp.	1,000	4,111
Walsin Lihwa Corp.	43,627	50,695
Walsin Technology Corp.	5,000	24,589
Walton Advanced Engineering, Inc.	1,000	2,035
Wan Hai Lines Ltd.	25,150	61,470
We & Win Development Co. Ltd.(2)	1,000	333
Weikeng Industrial Co. Ltd.	14,000	14,186
Win Semiconductors Corp.	8,000	84,755
Winbond Electronics Corp.(2)	75,228	286,205
Winmate, Inc.	2,000	9,583
Winstek Semiconductor Co. Ltd.	2,000	9,522
Wisdom Marine Lines Co. Ltd.	10,000	23,155
Wistron Corp.	92,000	393,035
WITS Corp.	2,131	7,939
Wiwynn Corp.	2,000	251,342
WNC Corp.	15,071	89,236
Wowprime Corp.	7,398	51,753
WPG Holdings Ltd.	7,000	15,617
WT Microelectronics Co. Ltd.	13,395	78,067
WUS Printed Circuit Co. Ltd.	7,000	24,778
XinTec, Inc.	4,000	24,418
Xxentria Technology Materials Corp.	5,450	6,489
Yageo Corp.	3,796	35,558
Yang Ming Marine Transport Corp.	53,000	97,075
Yem Chio Co. Ltd.	2,040	889
Yeong Guan Energy Technology Group Co. Ltd.(2)	1,135	455
YFY, Inc.	26,000	21,387
Young Fast Optoelectronics Co. Ltd.(2)	6,000	11,692
Youngtek Electronics Corp.	6,000	14,425
Yuanta Financial Holding Co. Ltd.	302,545	471,472
Yulon Motor Co. Ltd.	17,952	17,598
Zenitron Corp.	11,000	19,374
Zhen Ding Technology Holding Ltd.	23,000	152,061
Zippy Technology Corp.	12,000	20,037
Zyxel Group Corp.	6,898	7,474
		45,928,004
Thailand — 1.4%
AAPICO Hitech PCL, NVDR	10,800	5,174
Advanced Info Service PCL, NVDR	20,500	250,504
Advanced Information Technology PCL, NVDR	17,600	2,822
AEON Thana Sinsap Thailand PCL, NVDR	4,400	13,868
Airports of Thailand PCL, NVDR	50,500	88,493
Amata Corp. PCL, NVDR	52,800	33,130
AP Thailand PCL, NVDR	175,700	51,984
Asia Plus Group Holdings PCL, NVDR	12,800	955
Asset World Corp. PCL, NVDR	53,900	4,329

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Bangkok Aviation Fuel Services PCL, NVDR	4,200	$1,302
Bangkok Chain Hospital PCL, NVDR	51,100	18,006
Bangkok Dusit Medical Services PCL, NVDR	129,800	90,389
Bangkok Expressway & Metro PCL, NVDR	129,700	26,274
Bangkok Life Assurance PCL, NVDR	9,100	6,265
BCPG PCL, NVDR	61,500	15,990
BEC World PCL, NVDR	22,100	1,579
Berli Jucker PCL, NVDR	5,800	2,994
BTS Group Holdings PCL, NVDR(2)	100,100	7,660
Bumrungrad Hospital PCL, NVDR	16,700	114,159
Cal-Comp Electronics Thailand PCL, NVDR	386,700	69,416
Carabao Group PCL, NVDR	16,500	24,126
Central Pattana PCL, NVDR	49,300	110,861
Central Plaza Hotel PCL, NVDR	41,100	53,134
Central Retail Corp. PCL, NVDR	45,200	30,039
Charoen Pokphand Foods PCL, NVDR	38,900	26,252
Chularat Hospital PCL, NVDR	167,900	8,892
Com7 PCL, NVDR	40,000	31,020
Country Group Holdings PCL, NVDR(2)	34,000	470
CP ALL PCL, NVDR	27,700	46,119
CP Axtra PCL, NVDR	29,462	15,926
Delta Electronics Thailand PCL, NVDR	29,900	267,779
Ditto Thailand PCL, NVDR	3,780	1,529
Dohome PCL, NVDR	1,492	187
Eastern Water Resources Development & Management PCL, NVDR	1,400	129
Erawan Group PCL, NVDR	176,000	18,090
Forth Corp. PCL, NVDR(2)	1,500	410
G J Steel PCL, NVDR(2)	247,700	798
Gulf Development PCL, NVDR(2)	22,860	45,577
Gunkul Engineering PCL, NVDR	406,800	32,443
Hana Microelectronics PCL, NVDR	16,000	9,346
Home Product Center PCL, NVDR	262,900	62,529
Humanica PCL, NVDR	1,500	266
Indorama Ventures PCL, NVDR	29,000	21,363
Interlink Communication PCL, NVDR	7,100	1,123
Jasmine International PCL, NVDR(2)	4,424	188
Jaymart Group Holdings PCL, NVDR	30,100	7,610
JMT Network Services PCL, NVDR	4,900	1,748
Kasikornbank PCL, NVDR	14,100	91,148
KCE Electronics PCL, NVDR	31,100	19,454
KGI Securities Thailand PCL, NVDR	22,000	3,170
Kiatnakin Phatra Bank PCL, NVDR	15,600	38,995
Krung Thai Bank PCL, NVDR	69,800	76,863
Krungthai Card PCL, NVDR	20,600	22,010
Land & Houses PCL, NVDR	239,300	33,529
LPN Development PCL, NVDR	5,100	268
Major Cineplex Group PCL, NVDR	59,200	15,246
MBK PCL, NVDR	21,900	14,439
MC Group PCL, NVDR	19,200	7,348
MCS Steel PCL, NVDR	10,700	3,268
Mega Lifesciences PCL, NVDR	22,900	28,016
Minor International PCL, NVDR	143,900	120,331
MK Restaurants Group PCL, NVDR	12,900	9,232

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Muangthai Capital PCL, NVDR	24,400	$28,995
Origin Property PCL, NVDR	5,000	344
Osotspa PCL, NVDR	60,800	33,583
Plan B Media PCL, NVDR	116,900	17,916
Polyplex Thailand PCL, NVDR	6,100	1,718
POSCO-Thainox PCL, NVDR(2)	15,200	196
Praram 9 Hospital PCL, NVDR	20,400	12,720
PRG Corp. PCL, NVDR	1,810	547
Pruksa Holding PCL, NVDR	32,700	4,187
Quality Houses PCL, NVDR	265,900	13,086
Rajthanee Hospital PCL, NVDR	6,100	2,764
Ramkhamhaeng Hospital PCL, NVDR(2)	4,400	2,624
Ratchthani Leasing PCL, NVDR	70,870	4,400
S Hotels & Resorts PCL, NVDR	25,300	1,593
S Kijchai Enterprise PCL, R Shares, NVDR	11,400	2,509
Sabina PCL, NVDR	14,200	7,763
Samart Corp. PCL, NVDR	111,700	23,543
Sansiri PCL, NVDR	367,500	18,438
Sappe PCL, NVDR	4,000	4,404
SC Asset Corp. PCL, NVDR	46,300	3,038
SCB X PCL, NVDR	5,200	24,828
Sena Development PCL, NVDR	1,800	110
Sermsang Power Corp. Co. Ltd., NVDR	41,097	4,471
Siam Global House PCL, NVDR	53,082	13,247
SISB PCL, NVDR	9,800	4,001
Somboon Advance Technology PCL, NVDR	11,700	6,206
Sri Trang Agro-Industry PCL, NVDR	43,800	20,679
Srisawad Corp. PCL, NVDR	19,682	18,188
Srithai Superware PCL, NVDR	93,300	3,150
Stecon Group PCL, NVDR(2)	106,300	44,429
Stella X PCL, NVDR(2)	17,100	88
STP & I PCL, NVDR(2)	27,900	5,379
Supalai PCL, NVDR	64,900	37,155
Super Energy Corp. PCL, NVDR(2)	530,200	2,048
Tata Steel Thailand PCL, NVDR(2)	6,300	150
Thai Vegetable Oil PCL, NVDR	1,240	985
Thai Wah PCL, NVDR	18,500	1,737
Thaicom PCL, NVDR(2)	43,500	16,492
Thanachart Capital PCL, NVDR	5,400	10,554
TIDLOR Holdings PCL, NVDR	57,044	36,515
Tisco Financial Group PCL, NVDR	5,300	19,518
TKS Technologies PCL, NVDR	8,300	1,855
TMBThanachart Bank PCL, NVDR	573,500	43,512
TOA Paint Thailand PCL, NVDR	9,100	4,632
True Corp. PCL, NVDR	165,291	77,032
TTW PCL, NVDR	9,200	2,781
VGI PCL, NVDR	144,153	5,434
WHA Corp. PCL, NVDR	115,800	16,226
Workpoint Entertainment PCL, NVDR(2)	200	25
Xspring Capital PCL, NVDR(2)	20,100	330
		2,712,689
Turkey — 0.7%
Akbank TAS	54,011	111,055

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Akfen Yenilenebilir Enerji AS(2)	41,812	$17,017
Aksigorta AS(2)	7,362	1,262
Alarko Holding AS(1)	3,850	8,990
Albaraka Turk Katilim Bankasi AS	127,302	26,554
Alkim Alkali Kimya AS(2)	2,294	915
Anadolu Anonim Turk Sigorta Sirketi	45,336	26,823
Anadolu Efes Biracilik Ve Malt Sanayii AS	42,214	18,253
Anadolu Hayat Emeklilik AS	2,010	5,138
Aselsan Elektronik Sanayi Ve Ticaret AS	9,058	66,435
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	8,625	36,907
BIM Birlesik Magazalar AS	6,608	100,647
Bogazici Beton Sanayi Ve Ticaret AS	618	289
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	494	1,019
Bursa Cimento Fabrikasi AS	30,541	4,406
Cemas Dokum Sanayi AS(2)	39,306	4,459
Coca-Cola Icecek AS	11,548	18,751
Destek Finans Faktoring AS(1)(2)	1,584	54,119
Dogus Otomotiv Servis ve Ticaret AS	2,506	12,462
EGE Gubre Sanayii AS	391	808
EGE Seramik Sanayi ve Ticaret AS(2)	2,218	155
Enerjisa Enerji AS	2,384	5,831
Enerya Enerji AS	25,826	5,894
Esenboga Elektrik Uretim AS(2)	12,831	1,125
Europap Tezol Kagit Sanayi VE Ticaret AS	2,053	701
Europen Endustri Insaat Sanayi VE Ticaret AS(2)	138,390	15,838
Fenerbahce Futbol AS(2)	4,055	291
Ford Otomotiv Sanayi AS	8,131	21,487
Galata Wind Enerji AS	2,846	1,676
Gipta Ofis Kirtasiye VE Promosyon Urunleri Imalat Sanayi AS	7,990	10,207
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	960	7,654
Goodyear Lastikleri TAS(2)	1,190	414
Gozde Girisim Sermayesi Yatirim Ortakligi AS(2)	18,260	10,561
GSD Holding AS(2)	17,144	1,789
Hektas Ticaret TAS(2)	1	—
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS(2)	20,857	3,759
Is Finansal Kiralama AS(2)	9,863	4,802
Is Yatirim Menkul Degerler AS	24,064	26,417
Isiklar Enerji ve Yapi Holding AS(2)	40,535	76,799
Jantsa Jant Sanayi Ve Ticaret AS	1,061	448
Karsan Otomotiv Sanayii Ve Ticaret AS(2)	1,448	351
Konya Kagit Sanayi VE Ticaret AS(2)	1,770	579
Kordsa Teknik Tekstil AS(2)	362	430
Logo Yazilim Sanayi Ve Ticaret AS	5,586	17,601
Marmara Holding AS(2)	152,770	8,740
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	21,922	22,678
MLP Saglik Hizmetleri AS(2)	2,359	23,556
Naturel Yenilenebilir Enerji Ticaret AS	5,795	1,057
Netas Telekomunikasyon AS(2)	611	807
Parsan Makina Parcalari Sanayii AS(2)	100	199
Penta Teknoloji Urunleri Dagitim Ticaret AS(2)	734	235
Polisan Holding AS	39,894	14,612
Qua Granite Hayal(2)	13,408	853
Ral Yatirim Holding AS(2)	4,690	16,698
Sasa Polyester Sanayi AS(1)(2)	302,046	16,966

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Segmen Kardesler Gida Uretim Ve Ambalaj Sanayi AS/Turkey	6,131	$6,632
Sekerbank Turk AS	217,375	60,482
Selcuk Ecza Deposu Ticaret ve Sanayi AS	6,494	12,570
Sok Marketler Ticaret AS(2)	9,371	13,631
TAB Gida Sanayi Ve Ticaret AS, Class A	2,207	13,085
TAV Havalimanlari Holding AS(1)(2)	9,848	69,323
Tekfen Holding AS	6,942	11,357
Teknosa Ic Ve Dis Ticaret AS(2)	554	285
Tofas Turk Otomobil Fabrikasi AS	1,939	14,063
Turcas Holding AS	978	1,058
Turk Traktor ve Ziraat Makineleri AS	1,061	12,343
Turkcell Iletisim Hizmetleri AS, ADR	9,560	64,434
Turkiye Halk Bankasi AS(2)	13,749	15,365
Turkiye Is Bankasi AS, C Shares	176,323	68,011
Turkiye Sigorta AS	55,020	15,292
Turkiye Sinai Kalkinma Bankasi AS(2)	66,623	19,711
Turkiye Vakiflar Bankasi TAO, D Shares(2)	52,454	49,151
Ulker Biskuvi Sanayi AS	7,771	21,861
Usak Seramik Sanayii AS(2)	484,928	18,246
Vakif Finansal Kiralama AS(2)	129,370	5,807
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	7,172	12,797
Vestel Beyaz Esya Sanayi ve Ticaret AS	23,385	4,288
Vestel Elektronik Sanayi ve Ticaret AS(2)	8,088	5,564
Yapi ve Kredi Bankasi AS(2)	88,045	86,963
Yigit Aku Malzemeleri Nakliyat Turizm Ins San Ve Tic AS(2)	3,211	1,741
Yunsa Yunlu Sanayi VE Ticare AS	14,664	3,008
		1,444,587
United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC	39,792	164,213
Abu Dhabi Islamic Bank PJSC	29,791	206,870
Abu Dhabi National Hotels	246,043	34,846
Aldar Properties PJSC	52,308	153,808
Deyaar Development PJSC	84,352	23,623
Dubai Islamic Bank PJSC	62,831	141,908
Emaar Development PJSC	51,993	273,896
Emaar Properties PJSC	157,542	695,298
Emirates NBD Bank PJSC	41,343	371,480
Emirates Telecommunications Group Co. PJSC	51,357	283,660
First Abu Dhabi Bank PJSC	38,087	203,382
RAK Properties PJSC(2)	112,935	43,040
Space42 PLC(2)	92,379	39,156
		2,635,180
United States — 0.1%
Coupang, Inc.(2)	9,265	176,776
TOTAL COMMON STOCKS (Cost $132,915,724)		200,262,930
WARRANTS — 0.0%
Malaysia — 0.0%
Berjaya Food Bhd.(2)	15,554	180
Eco World Development Group Bhd.(2)	360	98
Hengyuan Refining Co. Bhd.(2)	2,650	255
Supermax Corp. Bhd.(2)	3,768	68
Top Glove Corp. Bhd.(2)	1,600	57

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
VS Industry Bhd.(2)	15,360	$20
		678
Thailand — 0.0%
Jasmine International PCL, NVDR(2)	2,212	23
Kiatnakin Phatra Bank PCL, NVDR(2)	450	4
Origin Property PCL, NVDR(2)	1,025	12
Roctec Global PCL, NVDR(2)	5,800	2
TEAM Consulting Engineering & Management PCL, NVDR(2)	3,120	14
		55
TOTAL WARRANTS (Cost $—)		733
SHORT-TERM INVESTMENTS — 1.3%
Money Market Funds — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	474,995	474,995
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,008,782	2,008,782
TOTAL SHORT-TERM INVESTMENTS (Cost $2,483,777)		2,483,777
TOTAL INVESTMENT SECURITIES — 101.4% (Cost $135,399,501)		202,747,440
OTHER ASSETS AND LIABILITIES — (1.4)%		(2,743,402)
TOTAL NET ASSETS — 100.0%		$200,004,038

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	30.6%
Financials	25.6%
Consumer Discretionary	13.4%
Industrials	7.8%
Communication Services	7.1%
Materials	4.3%
Health Care	3.8%
Consumer Staples	3.4%
Real Estate	2.8%
Utilities	1.2%
Energy	0.1%
Short-Term Investments	1.3%
Other Assets and Liabilities	(1.4)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,622,147. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,893,705, which includes securities collateral of $2,884,923.

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$4,114,301	$5,016,266	—
Chile	336,080	805,017	—
China	9,343,210	34,221,519	—
Colombia	93,742	247,703	—
India	2,159,880	27,616,930	—
Indonesia	399,536	1,980,793	—
Mexico	1,094,133	2,881,021	—
Peru	777,408	—	—
Philippines	29,673	920,943	—
South Africa	1,616,213	6,889,670	—
South Korea	1,817,180	36,429,673	—
Taiwan	17,110,826	28,817,178	—
Turkey	64,434	1,380,153	—
United States	176,776	—	—
Other Countries	—	13,922,672	—
Warrants	—	733	—
Short-Term Investments	2,483,777	—	—
	$41,617,169	$161,130,271	—

See Notes to Financial Statements.

Schedule of Investments - Avantis Responsible International Equity ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.5%
Australia — 6.2%
Accent Group Ltd.	27,254	$22,430
Acrow Ltd.	39,475	26,961
Adairs Ltd.(1)	15,209	20,435
Aeris Resources Ltd.(2)	13,061	4,866
ALS Ltd.	8,590	156,261
Amotiv Ltd.	9,178	51,535
AMP Ltd.	169,118	156,229
Ansell Ltd.	2,218	51,376
ANZ Group Holdings Ltd.	70,472	2,005,683
ARB Corp. Ltd.(1)	7,288	133,087
ASX Ltd.	975	36,742
Atlas Arteria Ltd.	32,413	110,658
Aurizon Holdings Ltd.	140,869	415,946
Australian Clinical Labs Ltd.(1)	5,596	8,999
Australian Ethical Investment Ltd.	5,274	19,488
Australian Finance Group Ltd.	24,184	31,148
Baby Bunting Group Ltd.(2)	18,577	26,458
Bank of Queensland Ltd.	30,103	149,840
Bapcor Ltd.	12,325	7,622
Bapcor Ltd.(2)	9,062	5,611
Bega Cheese Ltd.	19,663	87,787
Bendigo & Adelaide Bank Ltd.	31,986	243,594
Black Cat Syndicate Ltd.(1)(2)	16,024	17,773
Brambles Ltd.	64,582	1,151,763
Bravura Solutions Ltd.	27,801	41,098
Breville Group Ltd.(1)	3,761	85,222
CAR Group Ltd.	5,356	101,114
Catalyst Metals Ltd.(2)	29,474	179,373
Cedar Woods Properties Ltd.	1,555	10,031
Cettire Ltd.(2)	2,092	481
Challenger Ltd.	50,288	319,379
Cleanaway Waste Management Ltd.	7,047	12,779
Cochlear Ltd.(1)	791	112,009
Codan Ltd.	3,543	89,387
Coles Group Ltd.	60,397	885,746
Commonwealth Bank of Australia	19,045	2,362,942
Computershare Ltd.	5,582	123,077
Credit Corp. Group Ltd.(1)	6,907	59,768
CSL Ltd.	2,316	242,454
Data#3 Ltd.(1)	15,294	75,702
Deterra Royalties Ltd.	12,761	39,185
Develop Global Ltd.(1)(2)	6,277	25,892
Dicker Data Ltd.	9,102	65,012
Domino's Pizza Enterprises Ltd.	673	9,732
DroneShield Ltd.(1)(2)	1,880	4,852
Eagers Automotive Ltd.	5,619	96,035
Elders Ltd.	7,771	40,121
Emeco Holdings Ltd.(2)	24,742	23,753
EML Payments Ltd.(2)	26,481	12,149
Endeavour Group Ltd.	135,025	375,126

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
EQT Holdings Ltd.	6	$93
Evolution Mining Ltd.	1,962	23,277
EVT Ltd.	9,013	85,266
Firefinch Ltd.(1)(2)	1,565	11
FleetPartners Group Ltd.	12,996	24,494
Flight Centre Travel Group Ltd.(1)	4,538	41,627
Fortescue Ltd.	77,539	1,164,730
GenusPlus Group Ltd.	6,487	35,871
Greatland Resources Ltd.(2)	50,403	505,704
Guzman y Gomez Ltd.(1)	69	947
Hansen Technologies Ltd.	7,586	28,629
Harvey Norman Holdings Ltd.	36,864	150,910
Healius Ltd.	57,929	28,283
Helia Group Ltd.	31,555	135,193
HUB24 Ltd.	1,863	129,435
Humm Group Ltd.	13,637	6,782
IDP Education Ltd.	11,755	38,899
Imdex Ltd.	23,432	70,788
Insurance Australia Group Ltd.	112,470	532,894
Invictus Energy Ltd.(2)	107,537	3,991
IPH Ltd.	5,174	13,167
IRESS Ltd.	3,072	16,317
James Hardie Industries PLC(2)	8,934	218,390
James Hardie Industries PLC(2)	1,823	44,390
JB Hi-Fi Ltd.	7,476	437,006
Kelsian Group Ltd.	22,114	71,252
Kingsgate Consolidated Ltd.(2)	22,358	112,468
Kogan.com Ltd.(1)	6,255	18,695
L1 Group Ltd.	29,684	26,199
Lendlease Corp. Ltd.	13,191	39,380
Lifestyle Communities Ltd.(2)	2,750	9,709
Lovisa Holdings Ltd.	3,852	65,476
Lycopodium Ltd.	3,218	32,748
Lynas Rare Earths Ltd.(1)(2)	18,493	245,111
Maas Group Holdings Ltd.	12,736	43,146
Macquarie Group Ltd.(1)	4,178	634,055
Magellan Financial Group Ltd.	21,414	128,754
Mayne Pharma Group Ltd.(2)	7,599	13,615
McMillan Shakespeare Ltd.(1)	6,252	71,494
Medibank Pvt Ltd.	124,508	388,040
Megaport Ltd.(2)	5,844	36,567
Metals X Ltd.(2)	56,547	57,484
Metro Mining Ltd.(2)	640,940	32,407
Mineral Resources Ltd.(1)(2)	12,982	561,090
Myer Holdings Ltd.(1)(2)	99,066	26,361
National Australia Bank Ltd.	49,848	1,737,331
Netwealth Group Ltd.	4,052	74,211
nib holdings Ltd.	80,074	365,071
Nick Scali Ltd.	6,268	83,032
Nine Entertainment Co. Holdings Ltd.	142,368	106,864
Nuix Ltd.(2)	12,858	17,453
OFX Group Ltd.(2)	12,426	5,881
Omni Bridgeway Ltd.(2)	9,598	10,819

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
oOh!media Ltd.	37,530	$27,333
Ora Banda Mining Ltd.(2)	2,738	2,531
Orora Ltd.	132,983	202,784
Pantoro Gold Ltd.(2)	77	317
Peninsula Energy Ltd.(1)(2)	72,165	38,497
Pepper Money Ltd.	3,761	6,474
Perpetual Ltd.	3,980	52,458
Praemium Ltd.	28,285	15,366
Premier Investments Ltd.	7,786	74,469
Pro Medicus Ltd.	1,346	124,219
PWR Holdings Ltd.	5,041	35,942
QBE Insurance Group Ltd.	52,455	814,594
Qube Holdings Ltd.	20,750	73,903
Ramsay Health Care Ltd.	2,503	76,837
REA Group Ltd.	994	117,598
Reece Ltd.	3,420	38,056
Regal Partners Ltd.	35,639	82,160
Reliance Worldwide Corp. Ltd.	32,756	77,652
Renascor Resources Ltd.(1)(2)	1,549	94
Resolute Mining Ltd.(2)	220,775	234,669
Ricegrowers Ltd.	6,907	64,992
Sandfire Resources Ltd.(2)	52	746
SEEK Ltd.	3,989	47,080
SGH Ltd.	8,831	293,050
Sigma Healthcare Ltd.(1)	88,170	177,721
Silver Mines Ltd.(1)(2)	117,130	19,596
Sims Ltd.	14,390	224,760
SiteMinder Ltd.(1)(2)	15,314	39,252
SmartGroup Corp. Ltd.	5,500	34,472
Solvar Ltd.	2,623	3,480
Sonic Healthcare Ltd.	1,654	28,069
Southern Cross Electrical Engineering Ltd.	19,440	41,352
Southern Cross Media Group Ltd.(1)	15,649	6,794
SRG Global Ltd.	56,723	117,144
Steadfast Group Ltd.	19,325	60,522
Suncorp Group Ltd.	54,347	565,668
Super Retail Group Ltd.	15,200	167,837
Technology One Ltd.	7,618	141,098
Telix Pharmaceuticals Ltd.(1)(2)	134	968
Telstra Group Ltd.	138,328	509,917
Transurban Group	16,685	170,099
Treasury Wine Estates Ltd.(1)	38,841	125,423
Tyro Payments Ltd.(1)(2)	59,946	37,303
Universal Store Holdings Ltd.	6,056	40,365
Vulcan Energy Resources Ltd.(2)	7,644	20,330
Webjet Group Ltd.	6,588	2,604
Wesfarmers Ltd.	14,867	842,262
Westpac Banking Corp.	64,077	1,936,988
WiseTech Global Ltd.(1)	1,522	51,525
Woolworths Group Ltd.	46,851	1,201,083
Xero Ltd.(2)	2,074	122,430
Zip Co. Ltd.(2)	3,731	5,069
		28,282,470

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Austria — 0.4%
ANDRITZ AG	1,009	$87,597
AT&S Austria Technologie & Systemtechnik AG(2)	2,412	145,996
BAWAG Group AG	1,671	258,809
CA Immobilien Anlagen AG	956	29,847
DO & Co. AG	225	57,510
Erste Group Bank AG	3,515	417,210
Eurotelesites AG(2)	448	2,556
Oesterreichische Post AG	1,947	80,624
Porr AG	353	16,268
Raiffeisen Bank International AG	5,035	250,138
Semperit AG Holding	78	1,243
Telekom Austria AG	1,903	21,461
UNIQA Insurance Group AG	4,745	93,779
Verbund AG	987	70,278
Vienna Insurance Group AG Wiener Versicherung Gruppe	803	62,637
Wienerberger AG	351	11,521
		1,607,474
Belgium — 1.1%
Ackermans & van Haaren NV	1,008	345,651
Ageas SA	4,843	359,480
AGFA-Gevaert NV(2)	4,158	2,346
Anheuser-Busch InBev SA, ADR	5,836	472,424
Argenx SE, ADR(2)	544	417,204
Azelis Group NV	2	20
Barco NV	5,733	73,435
Bekaert SA	2,114	109,105
bpost SA(1)(2)	5,911	14,955
Cie d'Entreprises CFE	308	4,427
Colruyt Group NV(1)	2,077	84,307
Deceuninck NV	11	30
D'ieteren Group	1,198	259,033
Elia Group SA(1)	1,224	194,474
Fagron(1)	4,145	111,481
Financiere de Tubize SA(1)	369	99,126
Gimv NV	2,201	121,720
KBC Group NV	7,135	966,314
Kinepolis Group NV(1)	849	27,279
Lotus Bakeries NV(1)	6	74,623
Melexis NV(1)	1,775	119,030
Ontex Group NV(1)(2)	4,958	27,156
Proximus SADP	4,834	39,865
Syensqo SA	145	8,267
UCB SA	1,971	592,056
Umicore SA	8,258	175,994
VGP NV(1)	675	87,606
		4,787,408
Canada — 11.8%
ADENTRA, Inc.	2,502	69,169
ADF Group, Inc.	3,181	24,463
AGF Management Ltd., Class B	5,737	86,304
Agnico Eagle Mines Ltd.	11,050	2,775,603
Aimia, Inc.(1)(2)	1,856	4,096

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Altus Group Ltd.(1)	810	$27,737
Amerigo Resources Ltd.	6,742	30,644
Aritzia, Inc.(2)	6,148	544,376
Atrium Mortgage Investment Corp.	1,008	8,772
AutoCanada, Inc.(2)	3,156	61,035
Avino Silver & Gold Mines Ltd.(1)(2)	5,143	49,467
B2Gold Corp.	82,601	507,457
Ballard Power Systems, Inc.(1)(2)	4,592	9,864
Bank of Montreal	11,873	1,708,727
Bank of Nova Scotia	25,868	1,962,407
BCE, Inc.	1,008	26,492
Bitfarms Ltd.(1)(2)	11,815	25,985
Black Diamond Group Ltd.	5,162	65,242
Bonterra Energy Corp.(2)	1,637	6,349
Boralex, Inc., A Shares	5,192	105,663
Boston Pizza Royalties Income Fund	432	8,082
Boyd Group, Inc.	999	174,372
Brookfield Asset Management Ltd., Class A	2,444	114,115
Brookfield Asset Management Ltd., Class A	1,419	66,338
Brookfield Corp.	7,626	334,436
Brookfield Renewable Corp.	4,126	176,075
Brookfield Renewable Corp. (New York)	2,904	124,088
Brookfield Wealth Solutions Ltd.	1,326	58,958
BRP, Inc.	1,568	114,963
CAE, Inc.(2)	8,153	241,772
Cambria Gold Mines, Inc.(2)	102	112
Cameco Corp.	6,903	816,690
Canaccord Genuity Group, Inc.	26	255
Canada Goose Holdings, Inc.(1)(2)	5,284	65,079
Canadian Imperial Bank of Commerce	24,938	2,519,121
Canadian National Railway Co.	5,506	617,868
Canadian Pacific Kansas City Ltd.	9,105	797,259
Canadian Tire Corp. Ltd., Class A	3,852	540,305
Canfor Corp.(2)	2,423	24,425
Cascades, Inc.	6,719	59,257
CCL Industries, Inc., Class B	4,381	304,732
Celestica, Inc. (Toronto)(2)	8,464	2,350,349
Centerra Gold, Inc.	15,516	326,120
CGI, Inc.	2,935	214,652
Cineplex, Inc.(1)(2)	1,008	7,855
Cogeco Communications, Inc.	1,546	82,012
Colliers International Group, Inc.	634	75,199
Computer Modelling Group Ltd.	5,693	16,987
Defi Technologies, Inc.(1)(2)	93,802	65,329
Definity Financial Corp.	2,910	145,665
Descartes Systems Group, Inc.(2)	1,544	102,122
Docebo, Inc.(2)	648	11,192
Dollarama, Inc.	6,392	941,052
Dorel Industries, Inc., Class B(1)(2)	2,062	2,661
DPM Metals, Inc.	759	32,863
DREAM Unlimited Corp., Class A	634	10,328
Eldorado Gold Corp.	10,466	486,068
Element Fleet Management Corp.	15,727	374,598

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Empire Co. Ltd., Class A	9,035	$320,453
Enghouse Systems Ltd.	898	11,653
EQB, Inc.	2,521	213,131
Exchange Income Corp.	1,315	104,772
Fairfax Financial Holdings Ltd.	757	1,302,919
Fiera Capital Corp.	737	3,155
Finning International, Inc.	12,555	846,419
Firm Capital Mortgage Investment Corp.	2,058	18,573
First Mining Gold Corp.(2)	122,908	57,667
FirstService Corp. (Toronto)	673	106,048
Fortuna Mining Corp.(2)	29,931	409,013
George Weston Ltd.	4,055	297,633
Gildan Activewear, Inc.	7,182	489,506
goeasy Ltd.	1,398	110,053
Great-West Lifeco, Inc.	6,268	302,820
Hudbay Minerals, Inc.	32,410	918,329
Hydro One Ltd.	14,853	638,307
iA Financial Corp., Inc.	6,067	689,985
IAMGOLD Corp.(2)	27,400	674,128
InPlay Oil Corp.	2,083	23,593
Intact Financial Corp.	4,144	800,060
Interfor Corp.(2)	2,657	19,401
IsoEnergy Ltd.(2)	2,598	30,645
Journey Energy, Inc.(2)	2,604	7,846
K-Bro Linen, Inc.	554	15,023
Kinaxis, Inc.(2)	959	91,052
Kinross Gold Corp.	35,907	1,327,247
Labrador Iron Ore Royalty Corp.	3,934	90,040
Laurentian Bank of Canada	1,773	52,239
Leon's Furniture Ltd.	2,340	48,874
Linamar Corp.	4,321	297,802
Loblaw Cos. Ltd.	17,292	801,437
Magna International, Inc.	21,197	1,336,574
Manulife Financial Corp.	45,594	1,623,475
MDA Space Ltd.(2)	12,013	348,311
Metro, Inc.	5,293	377,132
Mullen Group Ltd.	8,028	101,523
National Bank of Canada	11,798	1,646,556
Neo Performance Materials, Inc.	634	12,889
OceanaGold Corp.	14	595
Open Text Corp.	8,329	206,324
OR Royalties, Inc.	3,200	151,619
Pan American Silver Corp.	24,209	1,660,847
Pason Systems, Inc.	8,595	77,818
Pet Valu Holdings Ltd.	4,078	85,174
PHX Energy Services Corp.	3,387	29,921
Pizza Pizza Royalty Corp.	1,008	12,363
Polaris Renewable Energy, Inc.	965	8,482
Power Corp. of Canada	7,826	393,122
Propel Holdings, Inc.(1)	1,990	30,651
Quipt Home Medical Corp.(2)	6,138	22,184
RB Global, Inc.(1)	2,515	253,353
Real Matters, Inc.(1)(2)	5,721	26,213

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Restaurant Brands International, Inc.	4,486	$321,836
Restaurant Brands International, Inc.	4,398	315,381
Richelieu Hardware Ltd.	4,496	143,511
Rogers Communications, Inc., Class B	7,462	297,813
Royal Bank of Canada	18,788	3,141,365
Russel Metals, Inc.	5,041	177,537
Shopify, Inc., Class A(2)	7,003	845,412
Silvercorp Metals, Inc.	17,402	241,884
Spin Master Corp., VTG Shares	1,437	20,279
Sprott, Inc.	900	145,961
Stantec, Inc.	2,527	233,980
Stella-Jones, Inc.	2,231	153,106
StorageVault Canada, Inc.	6,942	25,192
Sun Life Financial, Inc.	13,667	895,737
Talon Metals Corp.(2)	7,632	46,999
Teck Resources Ltd., Class B	10,485	615,779
TELUS Corp.	14,273	195,671
TELUS Corp.(2)	106	1,446
Tenaz Energy Corp.(2)	1,425	49,017
TFI International, Inc.	2,219	265,115
Thomson Reuters Corp.	1,202	115,728
TMX Group Ltd.	9,040	304,923
Torex Gold Resources, Inc.	8,999	548,299
Toromont Industries Ltd.	2,988	463,736
Toronto-Dominion Bank	21,624	2,106,519
Total Energy Services, Inc.	4,194	55,651
TransAlta Corp.	10,500	144,331
Transcontinental, Inc., Class A	7,807	133,126
Triple Flag Precious Metals Corp.	1,514	62,600
Trisura Group Ltd.(1)(2)	18	616
Uranium Royalty Corp.(1)(2)	6,348	27,225
Valeura Energy, Inc.(2)	11,029	89,021
Wajax Corp.	2,062	47,497
West Fraser Timber Co. Ltd.	2,657	176,400
Western Copper & Gold Corp.(2)	12,171	41,847
Western Forest Products, Inc.(2)	560	5,764
Westshore Terminals Investment Corp.	3,442	80,748
Wheaton Precious Metals Corp.	2,959	482,165
Winpak Ltd.	2,101	74,210
WSP Global, Inc.	1,637	277,308
		53,398,890
China — 0.0%
Chow Tai Fook Jewellery Group Ltd.(1)	7,200	12,027
K Wah International Holdings Ltd.	7,000	2,527
		14,554
Denmark — 1.5%
AL Sydbank	4,757	426,516
Alm Brand AS	38,741	100,658
Bavarian Nordic AS(2)	1,110	34,587
Carlsberg AS, B Shares	319	49,626
cBrain AS	4	42
Chemometec AS	735	48,663
Coloplast AS, B Shares	241	18,673

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Danske Bank AS	18,375	$958,706
Demant AS(2)	526	16,405
DSV AS	781	201,593
FLSmidth & Co. AS	529	46,830
Genmab AS, ADR(2)	8,571	252,330
H Lundbeck AS	11,793	72,448
H Lundbeck AS, A Shares	1,174	6,438
ISS AS	1,286	45,733
Jyske Bank AS	2,524	378,284
Nilfisk Holding AS(2)	1,424	31,340
NKT AS(2)	2,773	358,427
Novo Nordisk AS, ADR	30,678	1,148,891
Novonesis Novozymes B, B Shares	6,852	407,514
Orsted AS(2)	16,564	390,227
Pandora AS	2,991	236,440
Ringkjoebing Landbobank AS	1,423	371,110
Rockwool AS, B Shares	3,840	127,325
Royal Unibrew AS	1,011	99,653
Solar AS, B Shares	305	9,600
SP Group AS	634	39,070
Sparekassen Sjaelland-Fyn AS	426	24,377
Tryg AS	2,958	73,245
Vestas Wind Systems AS	37,487	958,329
		6,933,080
Finland — 1.0%
Anora Group OYJ	306	1,499
Bittium OYJ	2,985	94,531
Citycon OYJ(2)	7,598	34,143
Elisa OYJ	2,093	107,505
Hiab OYJ, B Shares	3,314	190,413
Huhtamaki OYJ	2,119	79,144
Kalmar OYJ, B Shares	2,876	165,131
Kemira OYJ	6,711	162,627
Kesko OYJ, B Shares	8,280	204,035
Kojamo OYJ(2)	4,520	52,599
Kone OYJ, B Shares	3,502	264,027
Konecranes OYJ(1)	1,203	142,021
Lassila & Tikanoja OYJ(2)	414	3,715
Luotea PLC	422	1,228
Mandatum OYJ(1)	16,213	130,738
Marimekko OYJ	1,197	15,841
Metso OYJ	11,968	248,811
Nokia OYJ, ADR(1)	22,318	172,295
Nokian Renkaat OYJ(1)	8,901	111,979
Nordea Bank Abp	33,995	658,347
Orion OYJ, Class B	1,538	123,205
Outokumpu OYJ	16,828	113,624
Puuilo OYJ(1)	8,143	116,367
Raisio OYJ, V Shares	803	2,654
Sampo OYJ, A Shares	21,767	241,246
Sampo OYJ (XCSE), A Shares	14,603	161,692
Sanoma OYJ	627	6,773
Stora Enso OYJ, R Shares	21,136	286,703

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Taaleri PLC	408	$3,493
TietoEVRY OYJ	143	3,192
Tokmanni Group Corp.(1)	3,387	32,051
UPM-Kymmene OYJ	11,733	373,640
Valmet OYJ	899	30,102
Wartsila OYJ Abp	6,591	286,211
YIT OYJ(1)(2)	979	3,295
		4,624,877
France — 8.4%
Aeroports de Paris SA(1)	2,957	412,602
Airbus SE	6,166	1,338,965
Alstom SA(2)	6,500	216,235
Alten SA	2,127	159,174
Amundi SA	2,410	229,897
Antin Infrastructure Partners SA	4	45
Aperam SA	2,657	139,532
Arkema SA	2,626	191,239
Aubay	68	3,658
AXA SA	31,882	1,559,096
Ayvens SA	6,608	83,884
Beneteau SACA	1,224	11,585
BioMerieux	1,506	177,997
BNP Paribas SA	16,369	1,837,938
Bollore SE	5,542	32,373
Bureau Veritas SA	11,758	408,608
Caisse Regionale de Credit Agricole Mutuel Nord de France	784	25,313
Capgemini SE	881	111,338
Carrefour SA	34,585	655,916
Cie de Saint-Gobain SA	18,801	1,905,326
Cie des Alpes	1,229	42,134
Cie Generale des Etablissements Michelin SCA	30,660	1,239,927
Coface SA	8,186	151,421
Credit Agricole SA	21,272	469,962
Danone SA	2,624	225,661
Dassault Systemes SE	4,949	108,377
Derichebourg SA	7,935	88,024
Edenred SE	1,746	40,355
Elior Group SA	6,063	19,886
Elis SA	5,909	189,579
Equasens	143	5,990
EssilorLuxottica SA	1,460	386,443
Eurazeo SE	743	43,660
Euroapi SA(1)(2)	999	2,523
Eurofins Scientific SE	2,206	177,760
Euronext NV	547	90,374
Eutelsat Communications SACA(1)(2)	24,332	64,545
Forvia SE(2)	8,353	118,525
Genfit SA(2)	434	4,608
Getlink SE	17,275	375,080
GL Events SACA	459	18,379
Groupe LDLC(2)	62	1,090
Guerbet(1)(2)	99	1,563
Hermes International SCA	335	805,160

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
ID Logistics Group SACA(2)	222	$104,395
Interparfums SA	25	729
Ipsen SA	2,547	497,181
IPSOS SA	235	9,525
Jacquet Metals SACA	195	5,314
JCDecaux SE	6,615	136,379
Kaufman & Broad SA	1,080	41,387
Kering SA	2,331	781,674
Legrand SA	3,733	676,148
LISI SA	1,523	100,888
L'Oreal SA	2,531	1,185,890
Louis Hachette Group	15,828	32,047
Lumibird(2)	856	22,807
LVMH Moet Hennessy Louis Vuitton SE	3,855	2,463,423
Maisons du Monde SA(1)(2)	1,284	2,056
Manitou BF SA	192	5,332
Mersen SA	2,123	69,627
Metropole Television SA	2,290	31,292
Nacon SA(2)	13	4
Nexans SA	3,622	520,308
Nexity SA(1)(2)	1,865	20,951
Opmobility	4,975	99,554
Orange SA	86,529	1,864,055
Pernod Ricard SA	4,268	393,853
Planisware SA	1,430	27,157
Pluxee NV(1)	1,320	17,618
Publicis Groupe SA	2,012	179,159
Pullup Entertainment(1)	647	9,410
Remy Cointreau SA(1)	865	42,485
Renault SA	10,546	398,830
ReWorld Media SA	239	470
Rexel SA	10,478	453,780
Safran SA	7,593	3,057,995
Sanofi SA, ADR	30,538	1,485,979
Sartorius Stedim Biotech	429	92,708
Schneider Electric SE	2,399	784,017
SCOR SE	6,690	243,828
SEB SA	741	45,481
SES SA	40,927	304,697
SMCP SA(1)(2)	2,110	17,045
Societe BIC SA	1,297	83,402
Societe Generale SA	26,518	2,298,066
SOITEC(2)	1,530	73,779
Solutions 30 SE(1)(2)	10,458	10,853
Sopra Steria Group	107	16,546
SPIE SA	4,565	282,607
STIF SA(1)	138	9,955
STMicroelectronics NV, NY Shares	13,074	439,417
Sword Group(1)	439	16,205
Teleperformance SE	1,330	80,418
Television Francaise 1 SA	3,853	32,992
Thales SA	2,281	692,323
Ubisoft Entertainment SA(1)(2)	7,358	36,099

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Valeo SE	18,933	$273,033
Valneva SE(2)	6,494	36,486
Vinci SA	19,103	3,170,832
Virbac SACA	310	135,209
Vivendi SE	17,734	46,067
Voltalia SA(2)	3,868	32,189
Vusion(1)	742	104,311
X-Fab Silicon Foundries SE(2)	5,741	31,643
		38,299,657
Germany — 7.5%
Adesso SE	248	18,244
adidas AG	2,337	433,595
Allianz SE	4,386	1,969,653
Amadeus Fire AG	126	4,325
Aroundtown SA(2)	3,423	12,355
Atoss Software SE	448	46,514
Aumovio SE(2)	1,616	80,157
Aurubis AG	1,523	308,585
Auto1 Group SE(2)	5,627	113,015
BASF SE	8,566	490,662
Bayer AG	35,386	1,750,928
Bayerische Motoren Werke AG	5,310	556,506
Bayerische Motoren Werke AG, Preference Shares	792	82,653
BayWa AG(2)	393	1,473
Bechtle AG	4,527	181,895
Beiersdorf AG	1,143	144,585
Bertrandt AG(2)	87	1,976
Bijou Brigitte AG	355	19,344
Borussia Dortmund GmbH & Co. KGaA	4,619	17,123
Brenntag SE	4,488	276,036
CANCOM SE	978	27,473
Ceconomy AG(2)	4,265	22,757
Cewe Stiftung & Co. KGaA	438	51,875
Commerzbank AG	25,104	1,018,460
Continental AG	5,634	485,504
CTS Eventim AG & Co. KGaA	2,225	180,181
Daimler Truck Holding AG	14,754	744,400
Datagroup SE	20	1,717
Delivery Hero SE(2)	2,113	48,599
Dermapharm Holding SE	469	22,178
Deutsche Bank AG	34,341	1,216,358
Deutsche Boerse AG	2,001	546,859
Deutsche Pfandbriefbank AG	6,053	25,544
Deutsche Post AG	20,345	1,198,018
Deutsche Telekom AG	52,559	2,110,777
Deutz AG	6,958	102,273
Dr. Ing hc F Porsche AG, Preference Shares	1,177	57,381
Duerr AG	3,530	101,486
E.ON SE	38,894	904,705
ElringKlinger AG	742	3,822
Evonik Industries AG	10,466	181,974
Fielmann Group AG	1,318	71,835
flatexDEGIRO SE	5,379	194,893

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Fraport AG Frankfurt Airport Services Worldwide(2)	1,182	$115,656
Freenet AG	2,553	83,439
Fresenius Medical Care AG, ADR	5,160	121,054
Fresenius SE & Co. KGaA	4,514	270,599
GEA Group AG	5,399	418,604
GFT Technologies SE	306	5,684
Grand City Properties SA	1,630	21,348
Grenke AG	1,514	26,086
Hannover Rueck SE	1,413	428,170
Heidelberger Druckmaschinen AG(2)	1,974	3,310
HelloFresh SE(2)	8,118	46,055
Henkel AG & Co. KGaA	983	89,028
Henkel AG & Co. KGaA, Preference Shares	1,550	152,037
Hensoldt AG	1,990	174,572
HOCHTIEF AG	427	205,968
Hornbach Holding AG & Co. KGaA	739	74,747
HUGO BOSS AG	2,619	115,170
Infineon Technologies AG	31,135	1,678,015
Instone Real Estate Group SE	1,521	16,881
Jenoptik AG	1,679	55,461
JOST Werke SE	636	50,415
Jungheinrich AG, Preference Shares	3,716	140,093
KION Group AG	4,961	336,697
Kloeckner & Co. SE	3,176	41,116
Knorr-Bremse AG	2,879	376,822
Koenig & Bauer AG(2)	226	2,420
Kontron AG	3,044	83,892
Krones AG	882	138,101
Lang & Schwarz AG	752	21,403
Lanxess AG	2,092	47,030
LEG Immobilien SE	1,738	145,396
Mercedes-Benz Group AG	8,154	564,164
Merck KGaA	1,373	208,031
MTU Aero Engines AG	2,333	1,005,609
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,097	1,368,551
Mutares SE & Co. KGaA	671	24,581
Nagarro SE	189	12,459
Nemetschek SE	1,318	105,002
Nordex SE(2)	6,620	334,091
Norma Group SE	1,765	32,852
Patrizia SE	524	5,046
Pfeiffer Vacuum Technology AG	315	61,421
Porsche Automobil Holding SE, Preference Shares	5,078	214,709
ProCredit Holding AG	1,760	17,526
Puma SE	2,446	68,005
PVA TePla AG(2)	397	12,798
Qiagen NV	8,651	430,820
RENK Group AG	219	14,757
Rheinmetall AG	911	1,802,116
RTL Group SA	1,295	56,631
SAF-Holland SE	3,491	81,890
SAP SE, ADR	4,728	952,834
Sartorius AG, Preference Shares	235	66,517

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Schaeffler AG	4,965	$60,484
Schott Pharma AG & Co. KGaA	315	5,451
Scout24 SE	2,112	179,508
Secunet Security Networks AG	114	25,416
SGL Carbon SE(2)	1,327	6,100
Siemens AG	2,857	826,084
Siemens Energy AG	8,467	1,639,868
Siemens Healthineers AG	1,651	81,889
Siltronic AG	978	65,916
Sixt SE	880	68,220
Sixt SE, Preference Shares	1,089	70,332
SMA Solar Technology AG(2)	744	28,022
Stroeer SE & Co. KGaA	988	40,348
Symrise AG	3,094	282,635
TAG Immobilien AG	11,897	232,055
Talanx AG	2,982	375,077
TeamViewer SE(2)	4,703	25,608
Tkms AG& Co. KGaA(2)	530	60,137
United Internet AG	4,968	163,817
Verbio SE(2)	526	16,960
Volkswagen AG	325	38,835
Volkswagen AG, Preference Shares	2,185	259,798
Vonovia SE	12,989	440,424
Vossloh AG	382	36,875
Wacker Neuson SE	2,194	53,855
Wuestenrot & Wuerttembergische AG	1,319	25,768
Zalando SE(2)	9,992	242,903
		34,106,757
Hong Kong — 1.6%
AIA Group Ltd.	106,200	1,171,548
ASMPT Ltd.	9,700	138,278
Bank of East Asia Ltd.	81,917	159,199
BOC Hong Kong Holdings Ltd.	69,500	397,523
Budweiser Brewing Co. APAC Ltd.(1)	2,100	2,086
Chow Sang Sang Holdings International Ltd.	17,000	30,220
CK Asset Holdings Ltd.	59,500	377,514
CK Hutchison Holdings Ltd.	1,000	8,234
Comba Telecom Systems Holdings Ltd.	218,000	58,650
Cowell e Holdings, Inc.(2)	8,000	28,602
Deep Source Holdings Ltd.(2)	30,000	3,339
DFI Retail Group Holdings Ltd.	23,600	98,720
Dream International Ltd.	8,000	9,366
EC Healthcare(2)	3,000	219
Futu Holdings Ltd., ADR(2)	187	27,833
Giordano International Ltd.	160,000	31,315
Hang Lung Group Ltd.	82,000	175,783
Hang Lung Properties Ltd.	97,852	128,170
HBM Holdings Ltd.(1)(2)	10,000	15,561
HKT Trust & HKT Ltd.	126,000	198,621
Hong Kong Exchanges & Clearing Ltd.	10,900	582,332
Hongkong Land Holdings Ltd.	44,700	387,003
Hysan Development Co. Ltd.	81,000	225,754
IGG, Inc.	90,000	36,213

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Johnson Electric Holdings Ltd.	44,000	$173,838
JS Global Lifestyle Co. Ltd.(2)	91,000	21,057
Kerry Properties Ltd.	42,000	135,245
Luk Fook Holdings International Ltd.	5,000	18,799
Man Wah Holdings Ltd.	137,600	89,618
Modern Dental Group Ltd.	15,000	11,264
MTR Corp. Ltd.(1)	5,000	23,812
New World Development Co. Ltd.(1)(2)	95,000	131,540
Oriental Watch Holdings	8,000	3,497
PAX Global Technology Ltd.	80,000	49,647
Perfect Medical Health Management Ltd.	1,000	154
Sino Land Co. Ltd.	13,988	22,801
Stella International Holdings Ltd.	53,500	103,172
Sun Hung Kai Properties Ltd.	40,500	752,921
Swire Properties Ltd.	25,200	86,725
Techtronic Industries Co. Ltd.	47,500	769,295
Television Broadcasts Ltd.(2)	10,600	4,115
Texhong International Group Ltd.	3,500	2,995
VSTECS Holdings Ltd.	44,000	44,571
VTech Holdings Ltd.	10,000	82,365
Wharf Real Estate Investment Co. Ltd.	107,000	393,901
Yue Yuen Industrial Holdings Ltd.	80,000	189,877
		7,403,292
Ireland — 0.4%
AIB Group PLC	48,057	498,822
Bank of Ireland Group PLC	36,718	714,947
Cairn Homes PLC	33,427	94,031
Glanbia PLC	2,534	52,422
Glenveagh Properties PLC(2)	32,407	86,203
Kerry Group PLC, A Shares	1,001	88,944
Kingspan Group PLC	3,174	314,237
Origin Enterprises PLC	8,226	41,114
Uniphar PLC	7,618	36,614
		1,927,334
Israel — 1.3%
AFI Properties Ltd.(2)	23	1,659
Africa Israel Residences Ltd.	2	177
Airport City Ltd.(2)	2,769	48,632
Alony Hetz Properties & Investments Ltd.	7,041	82,741
Amos Luzon Development & Energy Group Ltd.	5,705	8,617
Amot Investments Ltd.	10,180	67,576
Analyst IMS Investment Management Services Ltd.	470	20,265
Argo Properties NV(2)	94	3,684
Aura Investments Ltd.	1,951	12,903
Ayalon Holdings Ltd.	2,410	100,352
Azrieli Group Ltd.	668	95,994
Bank Hapoalim BM	21,532	543,427
Bank Leumi Le-Israel BM	22,101	535,054
Bet Shemesh Engines Holdings 1997 Ltd.(2)	174	44,638
Big Shopping Centers Ltd.	408	98,317
Blue Square Real Estate Ltd.	210	28,252
Camtek Ltd.(2)	424	70,642
Ceragon Networks Ltd.(2)	9,958	22,605

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Check Point Software Technologies Ltd.(2)	1,103	$167,733
CyberArk Software Ltd.(2)	198	8,910
Danel Adir Yeoshua Ltd.	566	79,829
Delek Automotive Systems Ltd.	2,776	17,337
Delta Galil Ltd.	657	31,865
Direct Finance of Direct Group 2006 Ltd.	202	31,561
Electra Consumer Products 1970 Ltd.	189	5,114
Energix-Renewable Energies Ltd.	10,989	70,025
Enlight Renewable Energy Ltd.(2)	5,475	375,555
First International Bank Of Israel Ltd.	425	36,570
G City Ltd.	7,379	18,498
Gilat Satellite Networks Ltd.(2)	574	8,837
Global-e Online Ltd.(2)	1,326	46,370
Hilan Ltd.	584	37,395
ICL Group Ltd.	16,391	77,685
Isracard Ltd.	13,191	62,805
Israel Discount Bank Ltd., A Shares	36,750	444,784
Isras Holdings Ltd.(2)	4	416
Isras Investment Co. Ltd.	2	536
Ituran Location & Control Ltd.	956	45,888
Land Development Nimrodi Group Ltd.	1,120	13,888
Libra Insurance Co. Ltd.	3,065	16,642
Matrix IT Ltd.	873	26,348
Max Stock Ltd.	8,147	71,671
Melisron Ltd.	446	60,434
Mivtach Shamir Holdings Ltd.	313	42,980
Mizrahi Tefahot Bank Ltd.	9,071	679,622
Monday.com Ltd.(2)	306	22,228
Nano Dimension Ltd., ADR(2)	10,929	20,547
Neto Malinda Trading Ltd.	130	7,547
Nexxen International Ltd.(2)	2,654	17,092
Nice Ltd., ADR(2)	1,008	117,180
Norstar Holdings, Inc.	334	767
Nova Ltd.(2)	561	246,389
Orion Retail Properties Ltd.(2)	923	781
OY Nofar Energy Ltd.(2)	8	424
Perion Network Ltd.(2)	1,323	10,965
Phoenix Financial Ltd.	7,266	371,497
Priortech Ltd.(2)	308	27,122
Qualitau Ltd.	247	53,751
Retailors Ltd.	1,516	16,720
Summit Real Estate Holdings Ltd.	219	3,961
Tamar Petroleum Ltd.	637	6,655
Tel Aviv Stock Exchange Ltd.	2,874	140,177
Telsys Ltd.	310	22,270
Teva Pharmaceutical Industries Ltd., ADR(2)	12,736	431,241
Wix.com Ltd.(2)	313	22,054
YD More Investments Ltd.	3,411	43,341
ZIM Integrated Shipping Services Ltd.	386	11,128
		5,858,670
Italy — 2.7%
A2A SpA	1,640	4,784
ACEA SpA	4,044	125,393

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Amplifon SpA	1,199	$18,597
Arnoldo Mondadori Editore SpA	12,126	29,551
Azimut Holding SpA	7,705	317,530
Banca Generali SpA	2,617	168,689
Banca IFIS SpA	1,646	47,739
Banca Mediolanum SpA	6,239	133,818
Banca Monte dei Paschi di Siena SpA(1)	25,532	249,167
Banco BPM SpA	15,253	224,679
BFF Bank SpA(1)(2)	16,195	72,103
BPER Banca SpA	57,605	811,305
Brembo NV	14,401	170,712
Brunello Cucinelli SpA(1)	1,213	117,376
Cairo Communication SpA(2)	4,982	16,169
Cembre SpA	310	27,416
Credito Emiliano SpA	3,493	64,192
Danieli & C Officine Meccaniche SpA, Preference Shares	14	779
Davide Campari-Milano NV(1)	1,790	13,484
De' Longhi SpA	3,064	140,477
DiaSorin SpA(1)	24	2,014
Digital Bros SpA(1)(2)	329	4,494
doValue SpA(2)	1,715	4,985
Enav SpA	2,990	19,472
Enel SpA	78,285	941,373
ERG SpA(1)	1,538	45,319
Esprinet SpA	93	665
Ferrari NV	1,128	426,184
Fiera Milano SpA	2,121	20,999
Fila SpA	4,057	45,209
Fincantieri SpA(1)(2)	14,053	238,007
FinecoBank Banca Fineco SpA	20,096	472,941
Generali(1)	8,111	345,375
Geox SpA(2)	2,428	852
Haiki Cobat SpA Societa' Benefit(2)	1,200	826
Infrastrutture Wireless Italiane SpA	762	8,085
Intesa Sanpaolo SpA	139,216	955,237
Iveco Group NV(1)	13,447	304,610
Juventus Football Club SpA(1)(2)	9,663	26,707
Leonardo SpA	1,971	132,788
Maire SpA	4,897	88,631
MARR SpA	1,662	18,539
MFE-MediaForEurope NV, Class A	14,630	53,419
MFE-MediaForEurope NV, Class B	5,389	25,503
Moncler SpA	4,191	289,109
Nexi SpA(1)	684	2,794
Orsero SpA	416	9,615
OVS SpA	14,740	86,239
Piaggio & C SpA(1)	4,758	10,160
Poste Italiane SpA	16,043	429,791
Prysmian SpA	5,079	611,770
RAI Way SpA	4,493	32,720
Recordati Industria Chimica e Farmaceutica SpA	2,054	117,353
Safilo Group SpA(2)	23,838	52,956
Salvatore Ferragamo SpA(1)(2)	2,337	18,564

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Sanlorenzo SpA(1)	34	$1,338
Sesa SpA(1)	686	62,390
SOL SpA	1,260	76,819
Stellantis NV	26,197	212,559
Technogym SpA	4,807	105,416
Terna - Rete Elettrica Nazionale(1)	22,177	266,863
UniCredit SpA	31,980	2,723,012
Unipol Assicurazioni SpA	6,392	159,023
Webuild SpA(1)	33,313	129,575
Wiit SpA(1)	497	15,611
		12,349,871
Japan — 21.7%
& ST HD Co. Ltd.	1,200	23,014
A&D HOLON Holdings Co. Ltd.(1)	1,200	21,658
AD Works Group Co. Ltd.	9,800	29,162
Advantest Corp.	11,800	2,043,399
Aeon Co. Ltd.	46,675	664,485
Aeon Hokkaido Corp.	1,700	9,932
Aichi Financial Group, Inc.	700	29,537
AIMECHATEC Ltd.	200	23,304
Ain Holdings, Inc.	700	27,513
Aiphone Co. Ltd.	1,100	20,819
Air Water, Inc.	10,900	151,354
Airport Facilities Co. Ltd.(1)	1,800	12,092
Aisan Industry Co. Ltd.	200	2,936
Aisin Corp.	33,000	585,768
Ajinomoto Co., Inc.(1)	11,700	372,132
Akatsuki, Inc.	100	1,970
Akebono Brake Industry Co. Ltd.(2)	8,100	7,705
Alfresa Holdings Corp.	14,000	240,627
Alpen Co. Ltd.	100	1,423
Alps Alpine Co. Ltd.	17,800	266,479
ALSOK Co. Ltd.	10,200	83,798
Altech Corp.	700	11,847
Amano Corp.	500	13,101
Amvis Holdings, Inc.(1)	4,200	14,027
Anritsu Corp.	6,800	130,902
Anycolor, Inc.	800	19,815
AOKI Holdings, Inc.	1,700	19,704
Aoyama Trading Co. Ltd.	8,000	134,831
Aozora Bank Ltd.	3,500	63,254
Arata Corp.	2,100	41,403
ARCLANDS Corp.	7,900	99,039
ARE Holdings, Inc.	9,200	267,755
Arealink Co. Ltd.	1,600	13,123
Arisawa Manufacturing Co. Ltd.	300	5,076
Asahi Co. Ltd.	1,300	10,918
Asahi Group Holdings Ltd.	900	9,799
Asahi Intecc Co. Ltd.	10,100	217,695
Asahi Kasei Corp.	69,700	821,444
Asia Pile Holdings Corp.(1)	4,600	46,505
Asics Corp.	22,200	680,335
ASKUL Corp.	1,100	9,171

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Astellas Pharma, Inc.	87,600	$1,457,796
Atrae, Inc.	100	474
Aucnet, Inc.	1,000	15,635
Autobacs Seven Co. Ltd.	8,100	92,230
Avant Group Corp.	400	3,647
Azbil Corp.(1)	400	3,715
AZ-COM MARUWA Holdings, Inc.	1,500	9,501
Bandai Namco Holdings, Inc.	8,700	235,874
Bando Chemical Industries Ltd.	500	7,640
Base Co. Ltd.	100	2,143
BayCurrent, Inc.	2,400	69,690
Bell System24 Holdings, Inc.	2,000	19,051
Belluna Co. Ltd.	1,700	10,763
Bic Camera, Inc.	6,500	75,290
BIPROGY, Inc.	1,900	57,692
B-Lot Co. Ltd.	1,100	11,605
BML, Inc.	400	11,151
Bookoff Group Holdings Ltd.	1,000	12,216
Bridgestone Corp.	22,000	531,082
Broadleaf Co. Ltd.	3,900	17,960
Brother Industries Ltd.	11,700	241,676
Business Engineering Corp.	1,500	13,594
Canon Marketing Japan, Inc.	1,500	67,195
Capcom Co. Ltd.	4,600	104,468
Cawachi Ltd.	100	2,121
Celsys, Inc.(1)	300	2,589
Central Automotive Products Ltd.	2,100	30,506
Charm Care Corp. KK	1,400	13,070
Chiba Bank Ltd.	9,100	135,352
Chori Co. Ltd.	700	20,855
Chugai Pharmaceutical Co. Ltd.	8,800	593,387
Chugai Ro Co. Ltd.	400	13,223
Citizen Watch Co. Ltd.	18,200	222,720
Coca-Cola Bottlers Japan Holdings, Inc.	7,600	200,919
Computer Engineering & Consulting Ltd.	1,700	21,723
Comture Corp.	100	960
Cover Corp.(1)(2)	1,100	12,275
Credit Saison Co. Ltd.	8,800	267,947
Creek & River Co. Ltd.	100	952
Cresco Ltd.	2,300	22,637
Cross Cat Co. Ltd.	100	650
CyberAgent, Inc.	10,000	88,173
Cybozu, Inc.(1)	600	8,607
Daifuku Co. Ltd.	8,700	359,114
Daihatsu Infinearth Mfg Co. Ltd.	800	13,131
Daiichi Jitsugyo Co. Ltd.	300	6,857
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.(1)	2,500	44,947
Dai-ichi Life Holdings, Inc.	138,400	1,420,170
Daiichi Sankyo Co. Ltd.	21,800	429,351
Daiichikosho Co. Ltd.	8,000	88,994
Daikin Industries Ltd.	1,700	215,993
Daiseki Co. Ltd.	1,000	25,363
Daishinku Corp.	8,100	35,616

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Daito Trust Construction Co. Ltd.	6,500	$149,680
Daitron Co. Ltd.	1,800	34,676
Daiwa House Industry Co. Ltd.	17,400	627,905
Daiwa Securities Group, Inc.	30,700	322,635
Daiwabo Holdings Co. Ltd.	8,100	165,725
DCM Holdings Co. Ltd.	8,100	88,372
DeNA Co. Ltd.(1)	6,800	115,760
Densan System Holdings Co. Ltd.	800	15,908
Denso Corp.	21,900	314,219
Dentsu Group, Inc.(1)	200	3,774
Dentsu Soken, Inc.	600	7,584
Dexerials Corp.	19,200	316,683
Digital Arts, Inc.	400	14,420
Digital Hearts Holdings Co. Ltd.	100	574
Digital Holdings, Inc.	100	1,282
Digital Information Technologies Corp.	200	1,350
Dip Corp.	1,700	22,027
Disco Corp.	600	288,483
Doshisha Co. Ltd.	2,500	59,419
Double Standard, Inc.	100	971
DTS Corp.	9,400	68,726
Duskin Co. Ltd.	300	8,301
Ebara Corp.	30,300	1,064,239
EDION Corp.	8,100	116,403
Eisai Co. Ltd.(1)	1,100	37,033
Eizo Corp.(1)	2,700	39,777
Elan Corp.	100	493
Elecom Co. Ltd.	3,900	44,741
Endo Lighting Corp.	700	13,353
Enplas Corp.	600	54,519
Envipro Holdings, Inc.	100	646
ESPEC Corp.	700	17,299
F&M Co. Ltd.	100	1,497
FANUC Corp.	1,000	45,280
Fast Retailing Co. Ltd.	1,700	745,386
FCC Co. Ltd.	2,600	64,184
FFRI Security, Inc.(1)	300	15,758
Fintech Global, Inc.	18,800	18,638
First Bank of Toyama Ltd.	4,700	81,800
Fixstars Corp.(1)	900	8,919
Foster Electric Co. Ltd.(1)	2,300	45,998
FP Corp.	2,800	50,602
Freebit Co. Ltd.	1,000	10,235
Fuji Electric Co. Ltd.	8,100	717,942
Fuji Media Holdings, Inc.	1,600	36,730
Fuji Seal International, Inc.	4,000	73,702
Fujibo Holdings, Inc.	900	63,052
FUJIFILM Holdings Corp.	8,700	178,907
Fujikura Composites, Inc.	900	15,639
Fujitsu Ltd.	22,300	497,132
Fukui Computer Holdings, Inc.	200	4,402
Fukuyama Transporting Co. Ltd.	700	25,113
FULLCAST Holdings Co. Ltd.	300	3,244

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Funai Soken Holdings, Inc.	2,000	$14,831
Furuno Electric Co. Ltd.	1,400	70,949
Futaba Industrial Co. Ltd.	8,200	61,440
Future Corp.	1,600	18,638
Fuyo General Lease Co. Ltd.	4,000	118,890
G-7 Holdings, Inc.	300	2,903
GA Technologies Co. Ltd.	1,100	11,831
Gakken Holdings Co. Ltd.	600	4,099
Gakujo Co. Ltd.	100	1,219
Genky DrugStores Co. Ltd.	1,700	48,881
Geo Holdings Corp.	800	9,197
giftee, Inc.	900	5,963
GLOBERIDE, Inc.	1,400	21,199
Glory Ltd.(1)	7,900	210,265
GMO Payment Gateway, Inc.	1,000	51,858
Goldwin, Inc.	1,200	18,924
Greens Co. Ltd.	700	10,696
grems, Inc.	600	10,401
GS Yuasa Corp.(1)	7,000	248,644
G-Tekt Corp.	1,000	13,213
Gunze Ltd.	2,100	63,739
H.U. Group Holdings, Inc.	8,100	174,222
H2O Retailing Corp.	9,500	148,728
Hachijuni Nagano Bank Ltd.(1)	18,100	240,468
Hagiwara Electric Holdings Co. Ltd.	600	15,278
Hakuhodo DY Holdings, Inc.(1)	400	3,000
Hamakyorex Co. Ltd.	2,300	28,876
Hanwa Co. Ltd.	700	40,154
Happinet Corp.(1)	2,800	57,002
Haseko Corp.	10,100	220,655
Hioki EE Corp.	900	44,653
Hirose Electric Co. Ltd.(1)	500	74,469
Hitachi Construction Machinery Co. Ltd.	8,100	363,925
Hitachi Ltd.	3,800	124,402
Hochiki Corp.(1)	1,700	69,867
Hogy Medical Co. Ltd.	100	4,297
Hokko Chemical Industry Co. Ltd.	100	1,202
Honda Motor Co. Ltd., ADR(1)	24,824	748,692
H-One Co. Ltd.	1,400	13,272
Honeys Holdings Co. Ltd.	100	988
Horiba Ltd.	1,000	134,303
Hosiden Corp.	4,800	90,203
Hotland Holdings Co. Ltd.	100	1,250
Hoya Corp.	1,400	252,879
HS Holdings Co. Ltd.	8,100	67,542
Hulic Co. Ltd.	11,700	155,052
Ibiden Co. Ltd.	15,200	924,297
Ichigo, Inc.	9,000	25,533
Idec Corp.	500	10,572
IHI Corp.	7,000	191,503
Iida Group Holdings Co. Ltd.	5,900	104,842
I'll, Inc.	100	1,508
i-mobile Co. Ltd.	300	1,031

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Inaba Denki Sangyo Co. Ltd.	2,400	$44,124
Inabata & Co. Ltd.	1,500	41,843
Ines Corp.	200	2,719
Insource Co. Ltd.	400	1,861
Internet Initiative Japan, Inc.	4,400	64,146
Inui Global Logistics Co. Ltd.	200	2,110
IPS, Inc.	700	14,575
Iriso Electronics Co. Ltd.	1,500	36,812
Isetan Mitsukoshi Holdings Ltd.	10,900	213,969
ITmedia, Inc.	100	1,221
Itoki Corp.	1,800	41,470
IwaiCosmo Holdings, Inc.	2,200	55,420
Izumi Co. Ltd.	2,700	17,950
J Front Retailing Co. Ltd.	19,400	319,755
JAC Recruitment Co. Ltd.	800	4,592
Jaccs Co. Ltd.	1,200	33,997
Japan Airport Terminal Co. Ltd.	2,400	81,861
Japan Aviation Electronics Industry Ltd.	8,100	139,759
Japan Electronic Materials Corp.	1,400	71,726
Japan Engine Corp.	200	19,241
Japan Exchange Group, Inc.	24,000	326,614
Japan Lifeline Co. Ltd.	8,900	91,003
Japan Material Co. Ltd.	1,800	24,993
Japan Post Bank Co. Ltd.	23,900	467,892
Japan Post Holdings Co. Ltd.	51,700	673,271
Japan Post Insurance Co. Ltd.	8,800	287,240
Japan Pulp & Paper Co. Ltd.	8,300	61,374
Japan System Techniques Co. Ltd.	1,100	14,714
Japan Wool Textile Co. Ltd.	3,500	46,927
JBCC Holdings, Inc.	2,400	20,783
Jeol Ltd.(1)	3,500	153,861
JINS Holdings, Inc.	500	16,997
JINUSHI Co. Ltd.	100	2,185
J-Lease Co. Ltd.	200	1,848
J-Oil Mills, Inc.	800	10,742
Joshin Denki Co. Ltd.	1,800	32,788
Joyful Honda Co. Ltd.	1,100	15,540
JP-Holdings, Inc.	5,700	28,645
JSB Co. Ltd.	600	13,450
JTEKT Corp.	20,600	282,737
Justsystems Corp.	700	17,595
JVCKenwood Corp.	18,300	151,969
Kaga Electronics Co. Ltd.	3,200	89,185
Kakaku.com, Inc.	8,200	90,405
Kamigumi Co. Ltd.	900	33,517
Kanamoto Co. Ltd.	2,000	55,748
Kanematsu Corp.	16,000	251,522
Kanro, Inc.	1,500	13,677
Kao Corp.	8,100	345,881
KDDI Corp.	65,800	1,130,280
Keihanshin Building Co. Ltd.	2,100	29,219
KEIWA, Inc.	1,300	11,413
Keyence Corp.	200	84,290

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
KH Neochem Co. Ltd.	2,000	$39,858
Kibun Foods, Inc.	1,500	10,469
Kirin Holdings Co. Ltd.	14,400	249,951
Kitz Corp.	8,200	113,069
Koa Corp.	1,500	19,073
Kohnan Shoji Co. Ltd.	1,600	44,370
Kohoku Kogyo Co. Ltd.	500	13,914
Koito Manufacturing Co. Ltd.	8,600	155,026
Kojima Co. Ltd.	200	1,695
Komatsu Ltd.	23,900	1,147,208
Komatsu Wall Industry Co. Ltd.	700	13,686
KOMEDA Holdings Co. Ltd.	200	3,755
Komeri Co. Ltd.	1,900	44,571
Konica Minolta, Inc.	42,100	160,637
Konoike Transport Co. Ltd.	1,700	38,054
KRS Corp.	700	14,628
K's Holdings Corp.	8,500	93,120
Kubota Corp.	29,900	607,783
Kureha Corp.	1,100	34,493
Kurita Water Industries Ltd.	4,400	244,578
Kusuri No. Aoki Holdings Co. Ltd.	1,200	31,167
Kyocera Corp.	35,900	634,053
Kyowa Kirin Co. Ltd.	1,300	24,165
Kyushu Railway Co.	400	10,162
Lasertec Corp.(1)	3,000	646,809
Leopalace21 Corp.	10,700	50,964
Link & Motivation, Inc.	100	359
Lintec Corp.	300	10,468
Lion Corp.	8,200	96,427
Lixil Corp.	12,500	146,872
LY Corp.(1)	8,300	20,515
M3, Inc.(1)	1,000	10,948
Mabuchi Motor Co. Ltd.	16,000	188,310
Macbee Planet, Inc.	400	3,753
Macnica Holdings, Inc.	12,000	212,083
Maeda Kosen Co. Ltd.	1,000	13,701
Maezawa Industries, Inc.	800	11,452
Mani, Inc.	2,400	25,787
MarkLines Co. Ltd.	100	1,093
Marubun Corp.	2,200	17,926
Marui Group Co. Ltd.	13,300	270,462
Maruwa Co. Ltd.	200	78,250
Maruzen Showa Unyu Co. Ltd.	500	29,349
Matsuda Sangyo Co. Ltd.(1)	600	33,658
MatsukiyoCocokara & Co.	10,000	165,386
Maxell Ltd.	8,100	118,613
MCJ Co. Ltd.	8,300	121,735
Medical Data Vision Co. Ltd.	900	9,667
Medipal Holdings Corp.	8,900	174,410
Meidensha Corp.	1,100	54,819
MEIJI Holdings Co. Ltd.(1)	10,900	281,201
Meiko Electronics Co. Ltd.	2,100	294,358
MEITEC Group Holdings, Inc.	2,300	50,661

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Meiwa Corp.	300	$1,824
Menicon Co. Ltd.(1)	6,500	79,324
Mercari, Inc.(2)	2,700	63,898
Micronics Japan Co. Ltd.	8,100	628,570
MIMAKI ENGINEERING Co. Ltd.	900	10,711
Minebea Mitsumi, Inc.	9,600	205,821
Mirarth Holdings, Inc.	11,400	30,890
Miroku Jyoho Service Co. Ltd.	200	2,308
Mitsuba Corp.	2,700	25,282
Mitsubishi Electric Corp.	19,400	738,422
Mitsubishi Estate Co. Ltd.	21,000	708,189
Mitsubishi Gas Chemical Co., Inc.	3,000	83,790
Mitsubishi HC Capital, Inc.	52,600	509,788
Mitsubishi Heavy Industries Ltd.	58,800	1,874,420
Mitsubishi Logistics Corp.	10,600	97,163
Mitsubishi Motors Corp.	7,100	19,459
Mitsubishi Research Institute, Inc.	500	16,108
Mitsubishi Steel Manufacturing Co. Ltd.	1,200	16,300
Mitsubishi UFJ Financial Group, Inc., ADR(1)	107,503	2,003,856
Mitsui Chemicals, Inc.	22,400	341,058
Mitsui Fudosan Co. Ltd.	35,300	475,838
Mitsui-Soko Holdings Co. Ltd.(1)	8,700	208,248
MIXI, Inc.	100	1,718
Miyaji Engineering Group, Inc.(1)	1,100	13,655
Mizuho Financial Group, Inc., ADR(1)	190,245	1,687,473
Mizuno Corp.	900	23,378
MonotaRO Co. Ltd.(1)	8,000	106,361
Morinaga & Co. Ltd.	1,600	29,620
Morinaga Milk Industry Co. Ltd.	5,200	165,319
Moriya Transportation Engineering & Manufacturing Co. Ltd.	300	12,123
MS&AD Insurance Group Holdings, Inc.	31,200	869,432
m-up Holdings, Inc.	200	873
Murata Manufacturing Co. Ltd.	19,100	499,463
Musashi Seimitsu Industry Co. Ltd.	1,300	25,933
Nagano Keiki Co. Ltd.	1,200	23,926
Nagase & Co. Ltd.	8,100	256,526
Nakanishi, Inc.	1,700	29,676
NEC Capital Solutions Ltd.	600	16,830
NEC Corp.	38,800	1,075,663
Net Protections Holdings, Inc.(2)	5,800	20,009
Nexon Co. Ltd.	500	10,621
NGK Insulators Ltd.	12,800	374,927
NHK Spring Co. Ltd.	9,300	178,463
Nichicon Corp.	7,900	108,661
NIDEC Corp.	800	12,581
Nifco, Inc.	8,100	287,052
Nihon Dempa Kogyo Co. Ltd.(1)	2,300	19,563
Nihon Dengi Co. Ltd.(1)	500	38,996
Nihon House Holdings Co. Ltd.	200	416
Nihon M&A Center Holdings, Inc.	7,400	34,175
Nihon Seiko Co. Ltd.	200	15,473
Nikon Corp.(1)	8,100	103,326
Nintendo Co. Ltd.	1,800	101,807

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
NIPPON EXPRESS HOLDINGS, Inc.	12,800	$315,514
Nippon Parking Development Co. Ltd.	13,300	24,444
Nippon Seiki Co. Ltd.	4,000	73,048
Nippon Shinyaku Co. Ltd.	6,100	201,367
Nippon Soda Co. Ltd.(1)	1,500	40,182
Nippon Television Holdings, Inc.	2,100	45,711
Nipro Corp.	13,400	136,604
Nishikawa Rubber Co. Ltd.	900	26,145
Nishio Holdings Co. Ltd.	1,000	29,742
Nissan Chemical Corp.(1)	6,600	300,208
Nissan Motor Co. Ltd.(1)(2)	140,900	388,173
Nissha Co. Ltd.	8,100	70,566
Nissin Foods Holdings Co. Ltd.(1)	4,200	88,674
Niterra Co. Ltd.(1)	9,700	489,142
Nitori Holdings Co. Ltd.(1)	9,300	186,302
Nitta Corp.	600	18,194
Nitto Boseki Co. Ltd.	700	112,394
Nitto Denko Corp.(1)	22,400	519,466
Nohmi Bosai Ltd.	200	5,760
Nojima Corp.	22,900	171,019
NOK Corp.	1,800	38,288
Noritsu Koki Co. Ltd.	2,900	42,042
Noritz Corp.	1,800	28,034
NPR-RIKEN Corp.	1,600	46,679
NS Solutions Corp.(1)	1,000	25,769
NSD Co. Ltd.	1,200	21,906
NSK Ltd.	19,800	178,126
NTT, Inc.	569,400	557,063
Oat Agrio Co. Ltd.	100	1,537
Obic Co. Ltd.	500	13,466
Oji Holdings Corp.	18,900	119,068
Okamoto Machine Tool Works Ltd.	100	3,161
Oki Electric Industry Co. Ltd.	9,700	199,784
Olympus Corp.(1)	37,700	369,413
Omron Corp.	400	14,172
Ono Pharmaceutical Co. Ltd.	9,000	154,725
Onward Holdings Co. Ltd.	3,500	18,295
Open House Group Co. Ltd.	2,500	185,026
Open Up Group, Inc.	100	1,227
Optex Group Co. Ltd.	2,800	57,280
Oracle Corp.	500	30,184
Orient Corp.	8,300	61,086
Oriental Land Co. Ltd.(1)	500	9,008
ORIX Corp., ADR	40,959	1,456,092
Osaki Electric Co. Ltd.	2,900	32,291
Otsuka Corp.	8,300	167,394
Otsuka Holdings Co. Ltd.	7,900	544,391
Oyo Corp.	100	1,992
Pacific Industrial Co. Ltd.	8,100	155,844
Pack Corp.	2,600	22,294
PAL GROUP Holdings Co. Ltd.	2,400	25,206
PALTAC Corp.	200	6,470
Pan Pacific International Holdings Corp.	34,800	232,566

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Park24 Co. Ltd.	8,100	$116,466
Pasona Group, Inc.	200	2,621
Persol Holdings Co. Ltd.	53,900	86,131
PIA Corp.(2)	1,000	19,384
Pigeon Corp.	1,100	12,135
Pilot Corp.	1,300	40,578
Piolax, Inc.	200	2,303
Plus Alpha Consulting Co. Ltd.	1,800	25,805
Premium Group Co. Ltd.	1,900	22,433
Prestige International, Inc.	8,100	36,434
Pro-Ship, Inc.	1,000	9,533
PS Construction Co. Ltd.	1,100	24,091
Qol Holdings Co. Ltd.	1,000	12,594
Quick Co. Ltd.	300	1,808
Raccoon Holdings, Inc.	100	420
Rakus Co. Ltd.	600	3,354
Rakuten Group, Inc.(2)	10,300	54,681
Rasa Industries Ltd.	700	46,224
Recruit Holdings Co. Ltd.	11,500	500,426
Relo Group, Inc.	2,300	28,390
Renesas Electronics Corp.	8,100	152,756
Rengo Co. Ltd.	18,700	186,743
Resona Holdings, Inc.	43,300	528,339
Ricoh Co. Ltd.	22,000	206,691
Ricoh Leasing Co. Ltd.	1,400	57,469
Rinnai Corp.	3,400	88,551
Rion Co. Ltd.	100	1,949
Riso Kyoiku Group Corp.	8,100	10,465
Rohm Co. Ltd.	200	3,668
RYODEN Corp.	100	2,379
Ryohin Keikaku Co. Ltd.	22,100	504,333
Ryoyo Ryosan Holdings, Inc.	600	13,241
Sakai Moving Service Co. Ltd.	800	14,995
Sakura Internet, Inc.	500	9,662
Samco, Inc.	300	12,080
Sangetsu Corp.	1,700	36,493
Sanko Gosei Ltd.	1,800	12,374
Sankyu, Inc.	1,800	115,781
Sanrio Co. Ltd.(1)	4,100	150,320
Sansan, Inc.(2)	1,400	10,533
Sansei Technologies, Inc.	700	11,899
Sanshin Electronics Co. Ltd.	600	12,428
Santec Holdings Corp.	700	88,280
Santen Pharmaceutical Co. Ltd.	13,900	156,214
Sanwa Holdings Corp.	9,200	243,473
Sato Corp.(1)	1,500	23,992
SBI Holdings, Inc.(1)	27,000	577,495
SBS Holdings, Inc.	500	13,676
SCREEN Holdings Co. Ltd.(1)	1,000	145,777
Scroll Corp.	8,100	71,794
Secom Co. Ltd.	1,400	54,316
Seika Corp.	1,200	21,994
Seiko Epson Corp.	9,500	128,651

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Seiko Group Corp.	2,800	$236,656
Seino Holdings Co. Ltd.	8,600	146,688
Seiren Co. Ltd.	1,300	30,249
Sekisui Chemical Co. Ltd.	9,700	188,897
Sekisui House Ltd.	8,100	197,884
Senko Group Holdings Co. Ltd.(1)	10,300	129,903
Seria Co. Ltd.	500	13,938
SG Holdings Co. Ltd.(1)	9,900	100,411
Sharingtechnology, Inc.	1,400	11,038
Sharp Corp.(1)(2)	4,600	18,923
Shibaura Mechatronics Corp.(1)	4,500	165,608
SHIFT, Inc.(1)(2)	5,100	22,958
Shimadzu Corp.(1)	700	19,484
Shimamura Co. Ltd.	2,400	55,198
Shimano, Inc.	200	21,351
Shin Nippon Air Technologies Co. Ltd.	1,100	29,407
Shindengen Electric Manufacturing Co. Ltd.	1,000	26,634
Shinsho Corp.	300	5,320
Shionogi & Co. Ltd.	9,700	229,039
Ship Healthcare Holdings, Inc.	8,100	142,744
Shiseido Co. Ltd.	600	12,669
Shizuoka Financial Group, Inc.	5,100	102,524
SIGMAXYZ Holdings, Inc.	2,400	11,274
Siix Corp.	4,200	38,241
SK-Electronics Co. Ltd.	600	13,834
SKY Perfect JSAT Holdings, Inc.(1)	11,300	207,756
Skylark Holdings Co. Ltd.	8,100	186,379
Socionext, Inc.(1)	1,500	19,296
SoftBank Corp.(1)	167,600	229,244
SoftBank Group Corp.	77,400	1,981,900
Softcreate Holdings Corp.	200	2,646
Solasto Corp.	400	2,440
Sompo Holdings, Inc.(1)	31,300	1,241,815
Sony Financial Group, Inc., ADR(1)(2)	10,546	53,363
Sony Group Corp., ADR(1)	42,370	977,052
Sparx Group Co. Ltd.	1,600	21,736
S-Pool, Inc.	8,100	13,713
Square Enix Holdings Co. Ltd.	5,000	82,383
Stanley Electric Co. Ltd.(1)	8,800	185,572
Studio Alice Co. Ltd.	100	1,280
Subaru Corp.(1)	30,800	577,719
Sugi Holdings Co. Ltd.	5,900	135,331
Sumida Corp.	3,200	25,626
Sumitomo Chemical Co. Ltd.	79,100	288,953
Sumitomo Electric Industries Ltd.	31,600	2,088,102
Sumitomo Forestry Co. Ltd.	12,800	138,409
Sumitomo Mitsui Financial Group, Inc., ADR(1)	73,102	1,640,409
Sumitomo Mitsui Trust Group, Inc.	18,700	652,048
Sumitomo Realty & Development Co. Ltd.	18,600	628,798
Sumitomo Rubber Industries Ltd.	12,700	225,434
Sumitomo Warehouse Co. Ltd.	700	18,128
Suncall Corp.(1)	2,200	17,020
Sundrug Co. Ltd.	1,000	27,038

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Suntory Beverage & Food Ltd.	5,200	$163,528
Suzuken Co. Ltd.	1,800	75,929
Suzuki Co. Ltd.	1,300	25,632
Suzuki Motor Corp.	44,000	665,428
Sysmex Corp.(1)	8,700	82,136
System Support Holdings, Inc.	1,000	8,334
Systena Corp.	9,300	26,344
Syuppin Co. Ltd.(1)	2,600	22,687
T RAD Co. Ltd.(1)	300	20,690
T&D Holdings, Inc.(1)	8,100	218,153
Tachibana Eletech Co. Ltd.	700	15,265
Taiyo Yuden Co. Ltd.(1)	8,700	265,568
Takara & Co. Ltd.	200	5,534
Takashimaya Co. Ltd.	22,800	289,505
Takeda Pharmaceutical Co. Ltd., ADR(1)	15,478	290,213
Tamron Co. Ltd.	19,000	127,734
Tazmo Co. Ltd.	800	13,132
TBS Holdings, Inc.	1,200	45,407
TDK Corp.	52,500	811,041
TechMatrix Corp.	2,600	31,952
Techno Ryowa Ltd.	500	24,733
Teijin Ltd.	13,900	154,377
Tera Probe, Inc.	400	24,946
Terasaki Electric Co. Ltd.(1)	400	11,141
Terumo Corp.	1,000	13,530
Tess Holdings Co. Ltd.	4,100	15,922
TIS, Inc.	8,200	169,474
TKC Corp.	200	5,165
TOA ROAD Corp.	2,000	24,996
TOBISHIMA HOLDINGS, Inc.	900	14,883
Tocalo Co. Ltd.	1,900	37,889
Toho Co. Ltd.	1,500	15,031
Toho Co. Ltd.	2,400	20,846
Tokai Corp.	100	1,670
Tokio Marine Holdings, Inc.	49,100	2,039,204
Tokyo Century Corp.	10,000	145,971
Tokyo Electron Device Ltd.	1,400	32,825
Tokyo Electron Ltd.	7,700	2,166,584
Tokyo Metro Co. Ltd.	1,900	20,333
Tokyo Rope Manufacturing Co. Ltd.	1,300	17,338
Tokyo Seimitsu Co. Ltd.	1,400	154,087
Tokyo Tatemono Co. Ltd.	11,200	313,364
Tokyo Tekko Co. Ltd.	700	28,706
Tokyu Fudosan Holdings Corp.	34,000	341,972
Toli Corp.	2,600	13,105
Tomy Co. Ltd.(1)	8,400	154,363
TOPPAN Holdings, Inc.(1)	900	30,829
Toray Industries, Inc.(1)	41,000	351,092
Torex Semiconductor Ltd.	100	1,124
Toshiba TEC Corp.	1,100	23,146
Totech Corp.	1,200	35,085
TOTO Ltd.	7,800	303,970
Towa Bank Ltd.	2,000	15,745

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Towa Corp.	2,700	$51,671
Toyo Seikan Group Holdings Ltd.	9,000	235,106
Toyo Tanso Co. Ltd.(1)	700	28,411
Toyo Tire Corp.	10,200	314,323
Toyobo Co. Ltd.	8,100	95,728
Toyoda Gosei Co. Ltd.	8,100	263,217
Toyota Boshoku Corp.	6,600	134,973
Toyota Motor Corp., ADR(1)	13,171	3,192,387
Transaction Co. Ltd.	1,200	10,406
Transcosmos, Inc.	600	15,752
TRE Holdings Corp.	1,800	20,680
Treasure Factory Co. Ltd.	800	9,728
Trend Micro, Inc.	2,000	66,551
Tri Chemical Laboratories, Inc.(1)	2,300	55,636
Trusco Nakayama Corp.	1,700	27,479
TS Tech Co. Ltd.	8,100	104,339
TSI Holdings Co. Ltd.	7,600	55,898
Tsukuba Bank Ltd.(1)	8,100	36,645
Tsuruha Holdings, Inc.	18,075	304,713
Tsuzuki Denki Co. Ltd.	700	18,739
TV Asahi Holdings Corp.	400	8,659
Tv Tokyo Holdings Corp.	100	2,851
Uchida Yoko Co. Ltd.	4,000	55,064
Ulvac, Inc.	700	46,737
Unicharm Corp.	30,100	205,965
Unipres Corp.	8,100	76,496
United Arrows Ltd.	600	10,305
Unitika Ltd.(2)	7,800	95,674
Ushio, Inc.	1,300	26,716
USS Co. Ltd.	19,200	233,206
UT Group Co. Ltd.	10,700	14,723
V Technology Co. Ltd.	500	14,897
Valqua Ltd.(1)	300	10,307
Vector, Inc.	2,100	19,395
Vital KSK Holdings, Inc.	2,400	22,861
VT Holdings Co. Ltd.	7,500	27,539
Wacom Co. Ltd.	10,500	58,768
Wakachiku Construction Co. Ltd.	400	12,717
Wakita & Co. Ltd.	1,100	14,424
West Japan Railway Co.	10,800	232,325
Will Group, Inc.	100	829
Workman Co. Ltd.	600	29,821
World Co. Ltd.	6,000	63,470
Xebio Holdings Co. Ltd.	100	718
YAMABIKO Corp.	1,200	29,469
Yamada Holdings Co. Ltd.	30,600	113,557
Yamae Group Holdings Co. Ltd.	1,500	29,284
Yamaguchi Financial Group, Inc.(1)	8,500	149,398
Yamaha Corp.	300	2,325
Yamaha Motor Co. Ltd.(1)	49,000	389,646
Yamaichi Electronics Co. Ltd.	2,300	123,524
Yamami Co.	300	9,801
Yamatane Corp.	1,000	14,869

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Yamato Holdings Co. Ltd.	2,900	$35,522
Yashima Denki Co. Ltd.	2,000	45,435
Yaskawa Electric Corp.	1,900	66,852
Yellow Hat Ltd.	2,100	23,635
Yokogawa Electric Corp.	1,000	39,887
Yokohama Financial Group, Inc.	13,100	141,443
Yokohama Rubber Co. Ltd.	9,500	477,847
Yokorei Co. Ltd.	4,800	43,933
Yokowo Co. Ltd.	1,800	38,287
Yonex Co. Ltd.	2,200	52,244
Yuasa Trading Co. Ltd.	400	16,568
Zenkoku Hosho Co. Ltd.	2,900	59,718
Zenrin Co. Ltd.	1,800	11,886
ZIGExN Co. Ltd.	600	1,711
ZOZO, Inc.(1)	2,700	19,624
		98,563,596
Netherlands — 4.0%
Aalberts NV	4,156	172,716
ABN AMRO Bank NV, CVA	25,431	851,754
Acomo NV	990	31,587
Adyen NV(2)	469	550,760
Aegon Ltd.	48,560	364,200
AerCap Holdings NV	6,280	938,483
Akzo Nobel NV	5,814	408,427
Alfen NV(1)(2)	1,984	21,216
Allfunds Group PLC	3,083	30,678
Arcadis NV	1,082	38,267
ASM International NV	869	732,904
ASML Holding NV, NY Shares	2,858	4,145,701
ASR Nederland NV	9,373	681,068
BE Semiconductor Industries NV	887	198,766
Brunel International NV	126	1,033
Coca-Cola Europacific Partners PLC	4,960	547,733
Constellium SE(2)	10,753	267,642
Corbion NV	4,070	93,698
DSM-Firmenich AG	1,840	131,412
Ferrari Group PLC(1)	1,896	23,029
Flow Traders Ltd.(1)(2)	1,229	38,363
ForFarmers NV	4,095	31,096
Heineken Holding NV	224	19,404
Heineken NV	2,176	201,539
IMCD NV	240	23,122
ING Groep NV, ADR	70,077	2,016,115
InPost SA(1)(2)	11,010	197,628
Kendrion NV	1,233	23,317
Koninklijke Ahold Delhaize NV	25,079	1,239,248
Koninklijke BAM Groep NV	14,846	167,535
Koninklijke Heijmans NV, CVA	2,116	223,052
Koninklijke KPN NV	139,654	793,879
Koninklijke Philips NV, NY Shares(1)	10,428	333,696
Magnum Ice Cream Co. NV(2)	3,089	49,022
NN Group NV	13,633	1,118,145
Pharming Group NV(1)(2)	15,007	24,794

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
PostNL NV(1)	16,740	$22,612
Prosus NV	5,781	297,146
Randstad NV	1,325	43,688
SIF Holding NV(1)(2)	1,430	12,250
Signify NV	34	792
TKH Group NV, CVA	1,943	89,771
Universal Music Group NV(1)	8,121	182,864
Van Lanschot Kempen NV(1)	1,325	88,411
Wolters Kluwer NV	5,289	427,275
		17,895,838
New Zealand — 0.2%
Auckland International Airport Ltd.	19,007	104,551
Chorus Ltd.(1)	17,267	99,146
EBOS Group Ltd.	1,534	22,027
Eroad Ltd.(2)	15,055	8,027
Fisher & Paykel Healthcare Corp. Ltd.	6,804	166,339
Fletcher Building Ltd.(2)	66,328	139,605
Freightways Group Ltd.	3,433	29,520
Infratil Ltd.(1)	7,226	48,579
KMD Brands Ltd.(2)	13,647	1,992
Mercury NZ Ltd.	15,919	61,020
Meridian Energy Ltd.	19,993	67,783
Spark New Zealand Ltd.	54,232	74,155
TOWER Ltd.	9,982	11,110
		833,854
Norway — 0.7%
2020 Bulkers Ltd.	1,089	15,424
Aker ASA, A Shares	133	12,912
Atea ASA(2)	1,414	21,489
B2 Impact ASA	16,108	41,292
Bakkafrost P	112	5,370
Borregaard ASA	2,422	45,074
DNB Bank ASA	12,764	404,037
Elopak ASA	11,868	67,216
Europris ASA	5,066	48,440
Gjensidige Forsikring ASA	1,547	43,709
Kid ASA	2,748	35,888
Kitron ASA	10,777	120,553
Kongsberg Automotive ASA(2)	118,364	26,583
Kongsberg Gruppen ASA	4,857	196,958
Leroy Seafood Group ASA	1,074	5,605
Mowi ASA	5,966	140,937
Nordic Semiconductor ASA(2)	3,330	50,181
Norsk Hydro ASA	45,857	425,481
OKEA ASA(2)	1,973	6,036
Orkla ASA	5,366	73,461
Petronor E&P ASA(2)	214	224
Protector Forsikring ASA	34	1,851
Public Property Invest AS	4,988	12,219
Rana Gruber ASA	14	114
Salmar ASA	1,199	71,910
SATS ASA(2)	9,021	41,625
Scatec ASA(2)	9,125	117,604

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Sea1 offshore, Inc.(2)	40	$114
Solstad Offshore ASA	787	4,642
SpareBank 1 Nord Norge	9,427	158,089
Sparebank 1 Oestlandet	651	14,672
SpareBank 1 SMN	5,194	116,576
SpareBank 1 Sor-Norge ASA	8,829	196,160
Storebrand ASA	19,708	373,599
Telenor ASA	9,766	181,154
TGS ASA	4,944	59,107
TOMRA Systems ASA	212	2,628
Veidekke ASA	29	599
Vend Marketplaces ASA, B Shares	3,559	89,683
Wilh Wilhelmsen Holding ASA, Class A	338	27,528
		3,256,744
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares	490,955	515,671
Corticeira Amorim SGPS SA	3,319	26,812
CTT-Correios de Portugal SA	662	5,587
EDP Renovaveis SA(1)	3,205	50,633
Jeronimo Martins SGPS SA	4,519	118,764
Navigator Co. SA(1)	14,087	57,243
NOS SGPS SA	6,784	41,297
Sonae SGPS SA	46,094	109,768
		925,775
Singapore — 1.5%
Aztech Global Ltd.	11,800	7,022
Capitaland India Trust(1)	30,192	28,858
CapitaLand Investment Ltd.(1)	68,100	164,567
Centurion Corp. Ltd.	24,800	30,575
China Sunsine Chemical Holdings Ltd.	32,900	19,740
City Developments Ltd.	11,800	91,395
ComfortDelGro Corp. Ltd.	216,700	265,291
CSE Global Ltd.	82,800	86,361
DBS Group Holdings Ltd.	42,410	1,910,366
Grab Holdings Ltd., Class A(2)	35,208	148,578
Hafnia Ltd.	6,457	48,213
Hong Fok Corp. Ltd.	32,400	21,220
Hutchison Port Holdings Trust, U Shares	355,100	79,937
iFAST Corp. Ltd.	9,200	67,446
Netlink NBN Trust	86,000	67,273
Oversea-Chinese Banking Corp. Ltd.	64,600	1,093,237
Pan-United Corp. Ltd.	35,600	37,879
Propnex Ltd.	11,300	18,237
Samudera Shipping Line Ltd.	32,600	28,064
SATS Ltd.	45,080	139,452
Sea Ltd., ADR(2)	1,932	209,526
Sheng Siong Group Ltd.	54,800	113,889
Singapore Exchange Ltd.	31,600	453,796
Singapore Telecommunications Ltd.	73,500	292,424
Stamford Land Corp. Ltd.	9,400	3,607
StarHub Ltd.(1)	31,400	25,548
UMS Integration Ltd.(1)	17,274	19,741
United Overseas Bank Ltd.	33,100	965,774

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
UOL Group Ltd.	20,100	$179,124
Venture Corp. Ltd.	11,100	137,059
Wee Hur Holdings Ltd.	53,600	33,512
Yanlord Land Group Ltd.(1)(2)	31,200	19,080
Yoma Strategic Holdings Ltd.(2)	63,400	4,006
		6,810,797
South Africa — 0.0%
Valterra Platinum Ltd.	1,494	173,072
Spain — 3.1%
Acciona SA(1)	1,547	448,966
Acerinox SA(1)	8,874	141,126
ACS Actividades de Construccion y Servicios SA	521	67,227
Aena SME SA	19,041	600,138
Amadeus IT Group SA(1)	2,144	132,611
Atresmedia Corp. de Medios de Comunicacion SA(1)	3,772	23,072
Banco Bilbao Vizcaya Argentaria SA, ADR	116,366	2,691,546
Banco de Sabadell SA(1)	212,928	801,680
Banco Santander SA, ADR	159,451	1,970,814
Bankinter SA	31,983	530,705
CaixaBank SA	33,322	410,703
Cellnex Telecom SA	2,087	79,318
CIE Automotive SA(1)	112	4,197
Construcciones y Auxiliar de Ferrocarriles SA	1,080	75,270
Corp. ACCIONA Energias Renovables SA	787	20,454
Distribuidora Internacional de Alimentacion SA(2)	219	9,886
eDreams ODIGEO SA(2)	417	1,548
Ence Energia y Celulosa SA(1)(2)	4,703	13,934
Endesa SA	14,733	601,050
Ercros SA(2)	2,210	8,440
Ferrovial SE(1)	12,550	935,336
Fluidra SA(1)	450	12,053
Gestamp Automocion SA	11,580	43,552
Grenergy Renovables SA(2)	997	129,147
Grifols SA	3,380	42,405
Iberdrola SA	74,514	1,758,773
Industria de Diseno Textil SA	16,384	1,094,081
Laboratorios Farmaceuticos Rovi SA(1)	422	42,206
Mapfre SA	47,992	223,071
Melia Hotels International SA	7,909	77,751
Neinor Homes SA(2)	1,790	40,216
Prosegur Cash SA	7,154	5,421
Prosegur Cia de Seguridad SA(1)	4,407	15,125
Redeia Corp. SA	21,562	400,849
Sacyr SA	39,755	212,710
Solaria Energia y Medio Ambiente SA(2)	9,146	237,107
Viscofan SA	1,332	93,428
		13,995,916
Sweden — 3.4%
AcadeMedia AB	1,894	20,930
AddLife AB, B Shares(1)	533	9,088
Addnode Group AB	1,571	12,114
AddTech AB, B Shares	4,954	183,120
Alfa Laval AB	4,096	241,752

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Ambea AB	1,109	$15,951
AQ Group AB	4,188	87,678
Arjo AB, B Shares	8,773	26,209
Asmodee Group AB, Class B(2)	8,338	101,884
Assa Abloy AB, Class B	5,379	228,958
Atlas Copco AB, A Shares	26,249	564,727
Atlas Copco AB, B Shares	15,252	285,924
Atrium Ljungberg AB, B Shares(1)	4,592	17,976
Avanza Bank Holding AB(1)	7,560	275,498
Axfood AB	5,736	209,260
Beijer Ref AB	1,794	27,991
Bilia AB, A Shares	5,081	77,799
Billerud Aktiebolag	13,656	124,527
BioArctic AB(2)	3,683	125,983
BioGaia AB, B Shares	1,957	24,242
Boliden AB(2)	13,029	1,032,779
Bonava AB, B Shares(2)	4,071	5,014
Boozt AB(1)(2)	4,492	45,364
Bufab AB	7,368	95,201
Byggmax Group AB	6,128	43,708
Camurus AB(1)(2)	545	30,376
Castellum AB	7,565	100,620
Catena AB	1,077	59,360
Cibus Nordic Real Estate AB publ(1)	2,286	38,710
Cint Group AB(1)(2)	100	38
Clas Ohlson AB, B Shares	4,299	177,712
Cloetta AB, B Shares	10,624	61,640
Coffee Stain Group AB, Class B(1)(2)	8,190	15,076
Coor Service Management Holding AB	3,861	25,384
Corem Property Group AB, B Shares	9,986	4,221
Dios Fastigheter AB	2,733	21,256
Dynavox Group AB(1)(2)	7,911	72,977
Electrolux AB, B Shares(1)(2)	5,500	46,170
Electrolux Professional AB, B Shares	1,630	10,702
Elekta AB, B Shares	10,852	69,475
Embracer Group AB(1)(2)	8,338	48,712
Engcon AB	1,962	14,486
Epiroc AB, A Shares	15,197	456,525
Epiroc AB, B Shares	8,036	208,935
EQT AB	3,929	121,097
Essity AB, B Shares	17,331	550,510
Fabege AB	8,125	75,679
Fastighets AB Balder, B Shares(1)(2)	16,277	122,310
Fastighetsbolaget Emilshus AB, Class B(2)	201	1,224
G5 Entertainment AB	336	1,865
Getinge AB, B Shares	6,815	152,544
GomSpace Group AB(2)	15,626	32,136
Granges AB	7,915	140,160
H & M Hennes & Mauritz AB, B Shares	20,106	428,655
Hanza AB	2,273	39,068
Haypp Group AB(1)(2)	1,184	17,281
Hemnet Group AB	2,926	37,758
Hexagon AB, B Shares	7,817	88,928

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Hexatronic Group AB(2)	10,760	$32,873
Hoist Finance AB	2,354	37,681
Holmen AB, B Shares(1)	1,755	69,082
Hufvudstaden AB, A Shares	2,056	29,708
Husqvarna AB, B Shares	2,476	11,906
Industrivarden AB, A Shares	5,835	331,165
Indutrade AB	5,732	148,612
Instalco AB	440	1,709
Investment AB Latour, B Shares	956	24,306
INVISIO AB(1)	1,901	65,563
Inwido AB	2,214	41,281
JM AB	5,716	84,809
Loomis AB	5,034	254,263
Medcap AB(1)(2)	765	41,495
Medicover AB, B Shares(1)	1,151	27,755
MEKO AB	1,009	7,408
Millicom International Cellular SA	3,276	238,788
MIPS AB	679	19,064
Modern Times Group MTG AB, B Shares(2)	322	3,160
Mycronic AB(1)	5,510	124,887
NCAB Group AB(1)(2)	2,755	16,704
NCC AB, B Shares	3,275	79,819
Neobo Fastigheter AB(2)	1,435	3,331
New Wave Group AB, B Shares	4,620	52,480
Nobia AB(1)(2)	53,783	14,627
Nordnet AB publ(1)	8,027	253,328
Note AB	1,984	43,153
NP3 Fastigheter AB	1,506	45,174
Nyfosa AB	6,824	56,050
Pandox AB	3,487	78,016
Paradox Interactive AB	2,829	38,741
Platzer Fastigheter Holding AB, B Shares	1,346	11,873
Plejd AB(1)(2)	523	48,722
RaySearch Laboratories AB	2,860	60,591
Rusta AB(1)	2,890	26,352
Rvrc Holding AB	6,518	49,000
Samhallsbyggnadsbolaget i Norden AB(1)(2)	33,128	14,456
Samhallsbyggnadsbolaget i Norden AB, D Shares(2)	2,114	2,133
Sandvik AB	18,250	804,299
Scandic Hotels Group AB	7,987	75,673
Sdiptech AB, Class B(2)	589	12,692
Sectra AB, B Shares(1)	3,161	67,732
Securitas AB, B Shares	4,710	83,817
Sinch AB(1)(2)	21,206	53,529
Skandinaviska Enskilda Banken AB, A Shares	24,384	518,433
Skanska AB, B Shares	62	1,901
SKF AB, B Shares	14,602	417,394
SkiStar AB	4,162	80,613
Spotify Technology SA(2)	942	485,073
Storytel AB	3,660	32,209
Svenska Cellulosa AB SCA, B Shares	17,267	234,414
Svenska Handelsbanken AB, A Shares	36,804	588,396
Sweco AB, B Shares	1,180	18,840

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Swedbank AB, A Shares	23,896	$917,919
Synsam AB	1,065	8,164
Tele2 AB, B Shares	5,133	108,328
Telefonaktiebolaget LM Ericsson, ADR(1)	57,761	670,028
Telia Co. AB	83,014	426,178
Thule Group AB	1,746	45,066
Truecaller AB, B Shares	10,916	13,339
VBG Group AB, B Shares	665	27,427
Viaplay Group AB, B Shares(1)(2)	566	84
Vitec Software Group AB, B Shares(1)	960	25,423
Volvo Car AB, Class B(1)(2)	22,534	61,551
Wallenstam AB, B Shares	4,601	23,279
Wihlborgs Fastigheter AB	9,244	97,924
Zinzino AB, Class B(1)	2,306	39,307
		15,584,364
Switzerland — 7.9%
ABB Ltd.	11,903	1,108,600
Accelleron Industries AG	4,772	450,136
Adecco Group AG	257	7,225
Alcon AG	7,556	655,017
Allreal Holding AG	424	129,998
ams-OSRAM AG(2)	228	2,539
Ascom Holding AG	2,302	15,078
Autoneum Holding AG(1)	307	50,732
Bachem Holding AG, Class B(1)(2)	999	77,080
Banque Cantonale Vaudoise	782	119,635
Basler Kantonalbank	257	37,619
Belimo Holding AG	227	226,247
Bossard Holding AG, Class A	297	63,809
Bucher Industries AG	441	219,291
Calida Holding AG	131	2,196
Cembra Money Bank AG	2,550	329,838
Chocoladefabriken Lindt & Spruengli AG	1	164,725
Chocoladefabriken Lindt & Spruengli AG, Participation Certificate(1)	9	148,587
Cicor Technologies Ltd.(2)	197	42,567
Cie Financiere Richemont SA, Class A	7,242	1,476,337
Clariant AG(2)	11,084	121,640
Daetwyler Holding AG, Bearer Shares	352	76,507
DKSH Holding AG	1,675	135,244
dormakaba Holding AG	2,315	172,975
EFG International AG(2)	7,818	191,647
Flughafen Zurich AG	849	290,890
Forbo Holding AG(1)	92	107,328
Galderma Group AG	326	61,519
Galenica AG	1,329	165,934
Geberit AG	818	687,821
Georg Fischer AG	2,329	147,181
Givaudan SA	16	64,262
Helvetia Baloise Holding AG	2,610	677,764
Hiag Immobilien Holding AG(1)	229	40,414
Huber & Suhner AG	874	210,088
Idorsia Ltd.(2)	516	2,630
Implenia AG	467	43,766

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Inficon Holding AG(1)	959	$148,239
Interroll Holding AG	31	77,913
Intershop Holding AG	81	17,967
Julius Baer Group Ltd.	8,908	757,447
Kardex Holding AG	128	43,312
Kuehne & Nagel International AG	1,401	325,981
LEM Holding SA(2)	15	6,193
Leonteq AG(1)	422	6,276
Logitech International SA	3,810	349,542
Lonza Group AG	896	623,206
Medacta Group SA	2	413
Medmix AG	1,443	17,697
Mobilezone Holding AG(1)	1,746	35,180
Mobimo Holding AG	327	170,243
Montana Aerospace AG(2)	2	81
Nestle SA	12,550	1,371,218
Newron Pharmaceuticals SpA(2)	1,695	40,832
Novartis AG, ADR	25,526	4,304,194
OC Oerlikon Corp. AG Pfaeffikon	5,384	29,494
On Holding AG, Class A(2)	5,897	274,093
Partners Group Holding AG(1)	918	1,020,128
Peach Property Group AG(2)	341	2,569
PolyPeptide Group AG(2)	1,535	51,136
PSP Swiss Property AG	1,897	408,561
Roche Holding AG	11,603	5,521,884
Roche Holding AG, Bearer Shares	528	261,709
Sandoz Group AG	2,383	209,924
Schindler Holding AG	436	158,942
Schindler Holding AG, Bearer Participation Certificate	747	284,406
SGS SA	2,341	295,728
Siegfried Holding AG	1,659	184,485
SIG Group AG(1)(2)	47	765
Sika AG	3,478	718,391
SKAN Group AG	2	135
Softwareone Holding AG	2,722	23,905
Sonova Holding AG	233	60,744
St. Galler Kantonalbank AG	2	1,664
Straumann Holding AG	2,050	245,438
Sulzer AG	2	442
Swatch Group AG	1,354	67,395
Swatch Group AG, Bearer Shares	760	194,440
Swiss Life Holding AG	955	1,093,625
Swiss Prime Site AG	2,947	562,346
Swiss Re AG	8,254	1,453,028
Swisscom AG	864	810,432
Swissquote Group Holding SA	516	275,313
Tecan Group AG	362	64,140
Temenos AG	1,439	133,497
TX Group AG	193	40,380
UBS Group AG	46,313	1,918,748
Vontobel Holding AG	2,418	220,781

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Zehnder Group AG	855	$90,587
Zurich Insurance Group AG	2,860	2,157,368
		35,657,423
United Kingdom — 12.6%
3i Group PLC	31,001	1,384,997
4imprint Group PLC	2,700	143,390
Aberdeen Group PLC	159,077	471,369
Admiral Group PLC	11,312	451,909
Advanced Medical Solutions Group PLC	222	641
AG Barr PLC	2,960	27,725
Airtel Africa PLC	14,547	68,250
AJ Bell PLC	23,112	134,494
Antofagasta PLC	8,002	459,737
AO World PLC(2)	16,949	22,629
Ashmore Group PLC	11,564	37,084
Ashtead Group PLC	12,995	930,790
ASOS PLC(1)(2)	881	3,367
AstraZeneca PLC	12,093	2,520,786
Autotrader Group PLC	34,640	229,454
Aviva PLC	25,893	238,615
B&M European Value Retail SA	28,928	74,346
BAE Systems PLC	22,404	639,758
Barclays PLC, ADR	93,676	2,274,453
Barratt Redrow PLC	49,083	240,303
Beazley PLC	27,614	470,509
Bellway PLC	5,036	188,275
Berkeley Group Holdings PLC	3,403	197,882
Bloomsbury Publishing PLC(1)	5,276	32,792
Bodycote PLC	5,359	56,342
BT Group PLC	302,273	881,004
Bunzl PLC	2,221	65,532
Burberry Group PLC(2)	27,899	436,168
Bytes Technology Group PLC	9,972	40,593
Canal & SA	9,479	39,368
Central Asia Metals PLC	14,742	47,186
Centrica PLC	223,266	598,742
Chemring Group PLC	12,997	93,407
Clarkson PLC	977	55,856
Close Brothers Group PLC(2)	9,598	64,134
CMC Markets PLC	12,425	54,575
Coats Group PLC	163,082	204,827
Coca-Cola HBC AG(2)	7,714	500,726
Cohort PLC(1)	80	1,406
Compass Group PLC	18,229	558,235
Computacenter PLC	4,756	202,775
Conduit Holdings Ltd.	6,180	36,245
Convatec Group PLC	17,120	59,067
Crest Nicholson Holdings PLC	11,658	23,927
Croda International PLC	589	24,587
DFS Furniture PLC(2)	20,233	51,521
Diageo PLC, ADR	8,997	805,232
Domino's Pizza Group PLC	2,835	7,657
dotdigital group PLC	2,390	1,848

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Dr. Martens PLC	48,804	$45,311
Drax Group PLC	28,057	335,230
Dunelm Group PLC	8,067	109,713
Ecora Royalties PLC	13,088	25,258
Elementis PLC	22,305	49,930
Experian PLC	9,821	369,654
FDM Group Holdings PLC	10,575	20,134
Firstgroup PLC	57,766	143,238
Foresight Group Holdings Ltd.	6,507	35,933
Forterra PLC	11,513	29,354
Foxtons Group PLC	22,569	14,897
Frasers Group PLC(1)(2)	8,382	79,285
Frontier Developments PLC(2)	300	1,595
Funding Circle Holdings PLC(1)(2)	41,099	80,172
Games Workshop Group PLC	2,207	530,861
Gamma Communications PLC	5,203	62,821
Genus PLC	48	1,880
Georgia Capital PLC(2)	3,245	162,861
Grafton Group PLC	10,517	140,422
Greggs PLC(1)	9,634	206,121
GSK PLC, ADR	48,238	2,852,313
Gym Group PLC(2)	2,606	6,258
Haleon PLC, ADR(1)	31,663	350,509
Halfords Group PLC	16,945	33,887
Halma PLC	310	17,444
Hays PLC	72,248	39,260
Helios Towers PLC(2)	32,582	87,646
Hikma Pharmaceuticals PLC	9,428	167,206
Hilton Food Group PLC	3,690	26,356
Hiscox Ltd.	14,401	300,040
Hochschild Mining PLC	33,463	363,949
Hollywood Bowl Group PLC	12,737	45,577
Howden Joinery Group PLC	33,856	441,164
HSBC Holdings PLC, ADR	52,146	4,857,921
Ibstock PLC(1)	11,099	19,844
ICG PLC	10,994	247,478
IG Group Holdings PLC	14,598	256,055
IMI PLC	5,306	205,871
Impax Asset Management Group PLC	6,293	12,404
Inchcape PLC	13,364	160,352
Informa PLC	1,674	18,907
IntegraFin Holdings PLC	12,667	54,162
InterContinental Hotels Group PLC	1,179	162,018
International Personal Finance PLC	14,643	48,905
International Workplace Group PLC	25,861	77,625
Intertek Group PLC	3,319	211,487
Investec PLC	27,080	233,975
IP Group PLC(2)	61,223	46,315
ITV PLC	142,843	152,905
J D Wetherspoon PLC(1)	5,275	51,290
J Sainsbury PLC	62,195	292,289
JD Sports Fashion PLC	138,694	152,789
Johnson Matthey PLC	15,127	410,595

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Johnson Service Group PLC	42,321	$83,339
Jubilee Metals Group PLC(1)(2)	14,831	876
Jupiter Fund Management PLC	6,921	17,482
Just Group PLC	30,681	89,674
Kainos Group PLC	4,967	50,223
Kingfisher PLC	74,240	373,429
Lancashire Holdings Ltd.	17,817	160,669
Legal & General Group PLC	201,485	735,975
Lion Finance Group PLC	2,205	344,295
Liontrust Asset Management PLC	5,027	18,300
Lloyds Banking Group PLC, ADR(1)	331,659	1,840,707
London Stock Exchange Group PLC	1,618	192,774
M&G PLC	83,652	357,189
Man Group PLC	60,163	216,763
Marks & Spencer Group PLC	111,299	595,015
Marshalls PLC	2,287	5,525
Marston's PLC(2)	67,602	54,816
Me Group International PLC	9,574	17,652
Mears Group PLC	7,164	34,369
Metals Exploration PLC(2)	99,193	21,106
Metro Bank Holdings PLC(2)	1,080	1,812
Mitchells & Butlers PLC(2)	10,822	43,837
Molten Ventures PLC(2)	9,580	59,975
Mondi PLC	10,874	129,993
MONY Group PLC	18,451	42,777
Morgan Advanced Materials PLC	641	2,083
Morgan Sindall Group PLC	1,907	127,269
NatWest Group PLC, ADR(1)	71,228	1,182,385
Next 15 Group PLC(1)	4,316	17,629
Next PLC	4,952	902,450
Ninety One PLC	9,559	32,341
Ocado Group PLC(1)(2)	10,987	31,237
OSB Group PLC	18,618	152,968
Oxford Nanopore Technologies PLC(1)(2)	1,980	3,549
Pagegroup PLC	20,242	51,468
Paragon Banking Group PLC	10,143	116,793
PayPoint PLC	4,091	32,395
Pearson PLC, ADR	11,420	147,318
Pennon Group PLC	13,520	109,238
Persimmon PLC	5,705	115,710
Phoenix Group Holdings PLC	22,916	236,694
Pinewood Technologies Group PLC(1)(2)	335	1,310
Plus500 Ltd.	5,951	320,457
Polar Capital Holdings PLC	4,397	37,683
Pollen Street Group Ltd.	2,003	21,807
Prax Exploration & Production PLC(2)	44,885	1,466
Premier Foods PLC	15,489	41,164
Prudential PLC, ADR(1)	38,633	1,187,965
QinetiQ Group PLC	39,003	266,660
Quilter PLC	122,601	324,462
Rathbones Group PLC	5,254	159,852
Reach PLC	35,947	35,029
Reckitt Benckiser Group PLC	16,479	1,451,782

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
RELX PLC, ADR	17,057	$593,413
Renishaw PLC	341	19,725
Rentokil Initial PLC	7,483	46,232
Rightmove PLC	50,688	305,425
Rockhopper Exploration PLC(1)(2)	25,473	24,106
Rolls-Royce Holdings PLC	98,414	1,769,689
RS Group PLC	7,258	68,190
RWS Holdings PLC	3,760	3,858
Sage Group PLC	9,545	105,031
Schroders PLC	18,669	147,007
Senior PLC	1,592	6,588
Severn Trent PLC	12,765	563,439
SIG PLC(2)	58,593	7,965
Smith & Nephew PLC, ADR(1)	12,184	449,590
Smiths Group PLC	2,321	85,808
Softcat PLC	7,449	114,633
Speedy Hire PLC	14,429	4,945
Spirax Group PLC	523	55,729
Spire Healthcare Group PLC	174	477
SSE PLC	21,575	779,837
SSP Group PLC	30,580	84,735
St. James's Place PLC	31,572	571,685
Standard Chartered PLC	62,028	1,530,070
SThree PLC	4,263	9,996
Strix Group PLC(2)	2,386	1,562
Synthomer PLC(2)	1,708	454
Tatton Asset Management PLC	1,856	15,574
Taylor Wimpey PLC	142,044	215,618
TBC Bank Group PLC	2,607	168,611
Tesco PLC	170,269	1,102,242
THG PLC(1)(2)	14,604	6,848
TP ICAP Group PLC	14,731	50,290
Travis Perkins PLC	7,160	67,116
Trustpilot Group PLC(2)	14,981	29,646
TUI AG	17,266	163,804
Unilever PLC, ADR	13,982	1,031,173
United Utilities Group PLC	27,714	519,483
Vanquis Banking Group PLC(2)	18,235	29,393
Vertu Motors PLC	18,129	14,638
Vesuvius PLC	10,226	68,827
Victrex PLC	4,681	44,536
Vistry Group PLC(2)	14,022	131,412
Vodafone Group PLC, ADR	80,904	1,242,685
Volex PLC	2,058	13,431
Watches of Switzerland Group PLC(2)	18,966	130,480
Watkin Jones PLC(2)	2,654	1,229
Weir Group PLC	10,334	490,145
WH Smith PLC	3,055	28,444
Whitbread PLC	3,865	135,320
Wickes Group PLC	28,686	97,609
Wise PLC, Class A(2)	31,787	368,312
WPP PLC, ADR(1)	70	1,302
XP Power Ltd.(2)	1,197	22,344

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Yellow Cake PLC(2)	9,994	$85,525
Zigup PLC	20,528	113,600
		57,343,543
United States — 0.3%
Amrize Ltd.(2)	3,384	217,074
Atlassian Corp., Class A(2)	568	42,674
Dauch Corp.(2)	1,692	10,626
Gen Digital, Inc.	2	45
Golar LNG Ltd.	3,038	135,069
Newmont Corp.	4,220	536,183
Palo Alto Networks, Inc.(2)	435	64,780
Primo Brands Corp., Class A	2,500	56,700
Quanex Building Products Corp.	32	657
Royal Gold, Inc.	627	187,893
Smurfit Westrock PLC	4,081	191,848
Trilogy Metals, Inc.(1)(2)	4,000	17,536
		1,461,085
TOTAL COMMON STOCKS (Cost $341,224,648)		452,096,341
WARRANTS — 0.0%
Australia — 0.0%
Magellan Financial Group Ltd.(1)(2)	4	—
Canada — 0.0%
Constellation Software, Inc.(2)	144	1
Italy — 0.0%
Fincantieri SpA(2)	3,546	6,619
Haiki Cobat SpA Societa' Benefit(2)	18	1
Innovatec SpA(2)	18	—
		6,620
TOTAL WARRANTS (Cost $—)		6,621
RIGHTS — 0.0%
Sweden — 0.0%
AcadeMedia AB(2)	1,894	118
Nobia AB(1)(2)	53,783	5,061
		5,179
United States — 0.0%
Resolute Forest Products, Inc.(2)	1,220	1,312
TOTAL RIGHTS (Cost $11,170)		6,491
SHORT-TERM INVESTMENTS — 3.2%
Money Market Funds — 3.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	347,260	347,260
State Street Navigator Securities Lending Government Money Market Portfolio(3)	14,151,846	14,151,846
TOTAL SHORT-TERM INVESTMENTS (Cost $14,499,106)		14,499,106
TOTAL INVESTMENT SECURITIES — 102.7% (Cost $355,734,924)		466,608,559
OTHER ASSETS AND LIABILITIES — (2.7)%		(12,371,138)
TOTAL NET ASSETS — 100.0%		$454,237,421

Schedule of Investments - Avantis Responsible International Equity ETF

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	31.3%
Industrials	17.3%
Consumer Discretionary	12.4%
Information Technology	8.2%
Health Care	8.1%
Materials	7.0%
Consumer Staples	5.3%
Communication Services	4.5%
Utilities	2.5%
Real Estate	2.5%
Energy	0.4%
Short-Term Investments	3.2%
Other Assets and Liabilities	(2.7)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $24,625,430. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $25,808,651, which includes securities collateral of $11,656,805.

Schedule of Investments - Avantis Responsible International Equity ETF

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$44,390	$28,238,080	—
Belgium	889,628	3,897,780	—
Canada	505,807	52,893,083	—
Denmark	1,401,221	5,531,859	—
Finland	172,295	4,452,582	—
France	1,925,396	36,374,261	—
Germany	2,721,066	31,385,691	—
Hong Kong	27,833	7,375,459	—
Israel	932,976	4,925,694	—
Japan	12,049,537	86,514,059	—
Netherlands	8,662,592	9,233,246	—
Singapore	358,104	6,452,693	—
Spain	4,662,360	9,333,556	—
Sweden	1,393,889	14,190,475	—
Switzerland	6,497,035	29,160,388	—
United Kingdom	21,337,752	36,005,791	—
United States	679,621	781,464	—
Other Countries	—	21,088,678	—
Warrants	—	6,621	—
Rights	1,312	5,179	—
Short-Term Investments	14,499,106	—	—
	$78,761,920	$387,846,639	—

See Notes to Financial Statements.

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)
	Avantis Emerging Markets Equity ETF	Avantis Emerging Markets ex-China Equity ETF
Assets
Investment securities, at value	$21,991,743,596	$306,341,591
Investment made with cash collateral received for securities on loan, at value	195,561,182	3,194,321
Cash	9,405,086	18,950
Foreign currency holdings, at value	26,113,023	184,622
Receivable for investments sold	15,139	—
Dividends and interest receivable	27,025,508	550,441
Securities lending receivable	1,737,405	5,666
Other assets	8,547	111
	22,251,609,486	310,295,702

Liabilities
Payable for collateral received for securities on loan	195,561,182	3,194,321
Payable for investments purchased	63,583,530	4,393,120
Payable for capital shares redeemed	86,937	—
Accrued management fees	5,021,533	71,078
Accrued foreign taxes	73,559,124	255,852
	337,812,306	7,914,371

Net Assets	$21,913,797,180	$302,381,331

Shares outstanding (unlimited number of shares authorized)	247,400,000	4,020,000

Net Asset Value Per Share	$88.58	$75.22

Net Assets Consist of:
Capital paid in	$16,167,180,383	$229,674,257
Distributable earnings (loss)	5,746,616,797	72,707,074
	$21,913,797,180	$302,381,331

Investment securities, at cost	$15,911,728,896	$232,427,916
Investment securities on loan, at value	$1,153,053,524	$3,788,343
Investment made with cash collateral received for securities on loan, at cost	$195,561,182	$3,194,321
Foreign currency holdings, at cost	$26,109,385	$184,582

See Notes to Financial Statements.

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)
	Avantis Emerging Markets Small Cap Equity ETF	Avantis Emerging Markets Value ETF
Assets
Investment securities, at value	$109,561,092	$1,475,947,890
Investment made with cash collateral received for securities on loan, at value	1,574,268	10,418,647
Cash	—	17,862
Foreign currency holdings, at value	6,905	101,890
Receivable for investments sold	6,048	—
Dividends and interest receivable	149,861	2,763,694
Securities lending receivable	8,317	123,493
Other assets	37	—
	111,306,528	1,489,373,476

Liabilities
Payable for collateral received for securities on loan	1,574,268	10,418,647
Payable for investments purchased	6,036	77,365,714
Accrued management fees	33,467	333,088
Accrued foreign taxes	—	8,452,294
	1,613,771	96,569,743

Net Assets	$109,692,757	$1,392,803,733

Shares outstanding (unlimited number of shares authorized)	1,600,000	21,080,000

Net Asset Value Per Share	$68.56	$66.07

Net Assets Consist of:
Capital paid in	$98,049,439	$1,134,443,334
Distributable earnings (loss)	11,643,318	258,360,399
	$109,692,757	$1,392,803,733

Investment securities, at cost	$97,172,803	$1,170,839,271
Investment securities on loan, at value	$4,258,934	$81,505,734
Investment made with cash collateral received for securities on loan, at cost	$1,574,268	$10,418,647
Foreign currency holdings, at cost	$6,905	$101,520

See Notes to Financial Statements.

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)
	Avantis International Equity ETF	Avantis International Large Cap Value ETF
Assets
Investment securities, at value	$15,012,677,001	$1,217,843,882
Investment made with cash collateral received for securities on loan, at value	235,903,250	38,387,992
Foreign currency holdings, at value	313,654	28
Receivable for investments sold	42,543,398	—
Dividends and interest receivable	25,433,104	2,345,334
Securities lending receivable	180,794	16,712
	15,317,051,201	1,258,593,948

Liabilities
Payable for collateral received for securities on loan	235,903,250	38,387,992
Payable for investments purchased	55,133,442	—
Accrued management fees	2,494,501	224,525
	293,531,193	38,612,517

Net Assets	$15,023,520,008	$1,219,981,431

Shares outstanding (unlimited number of shares authorized)	162,800,000	15,150,000

Net Asset Value Per Share	$92.28	$80.53

Net Assets Consist of:
Capital paid in	$11,076,077,580	$911,157,025
Distributable earnings (loss)	3,947,442,428	308,824,406
	$15,023,520,008	$1,219,981,431

Investment securities, at cost	$10,875,969,286	$885,916,054
Investment securities on loan, at value	$435,633,108	$53,339,801
Investment made with cash collateral received for securities on loan, at cost	$235,903,250	$38,387,992
Foreign currency holdings, at cost	$313,761	$28

See Notes to Financial Statements.

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)
	Avantis International Small Cap Equity ETF	Avantis International Small Cap Value ETF
Assets
Investment securities, at value	$257,306,022	$18,654,689,935
Investment securities - affiliated, at value	—	136,316,574
Investment made with cash collateral received for securities on loan, at value	6,864,366	208,082,462
Foreign currency holdings, at value	13,147	4,711,166
Receivable for investments sold	66,403	13,395,983
Receivable for capital shares sold	—	9,838,147
Dividends and interest receivable	290,260	30,098,842
Securities lending receivable	12,216	398,174
	264,552,414	19,057,531,283

Liabilities
Payable for collateral received for securities on loan	6,864,366	208,082,462
Payable for investments purchased	10,373	21,924,773
Accrued management fees	55,750	4,929,847
	6,930,489	234,937,082

Net Assets	$257,621,925	$18,822,594,201

Shares outstanding (unlimited number of shares authorized)	3,240,000	170,730,000

Net Asset Value Per Share	$79.51	$110.25

Net Assets Consist of:
Capital paid in	$203,495,881	$12,713,560,933
Distributable earnings (loss)	54,126,044	6,109,033,268
	$257,621,925	$18,822,594,201

Investment securities, at cost	$203,403,585	$12,479,123,849
Investment securities on loan, at value	$14,619,349	$483,574,532
Investment securities - affiliated, at cost	—	$65,726,824
Investment securities on loan - affiliated, at value	—	$5,236,537
Investment made with cash collateral received for securities on loan, at cost	$6,864,366	$208,082,462
Foreign currency holdings, at cost	$13,153	$4,712,348

See Notes to Financial Statements.

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)
	Avantis Responsible Emerging Markets Equity ETF	Avantis Responsible International Equity ETF
Assets
Investment securities, at value	$200,738,658	$452,456,713
Investment made with cash collateral received for securities on loan, at value	2,008,782	14,151,846
Foreign currency holdings, at value	45,298	4,251
Receivable for investments sold	7,559	1,136,235
Dividends and interest receivable	298,357	714,129
Securities lending receivable	8,253	10,911
Other assets	4,191	—
	203,111,098	468,474,085

Liabilities
Payable for collateral received for securities on loan	2,008,782	14,151,846
Payable for investments purchased	15,347	6,146
Accrued management fees	49,101	78,672
Accrued foreign taxes	1,033,830	—
	3,107,060	14,236,664

Net Assets	$200,004,038	$454,237,421

Shares outstanding (unlimited number of shares authorized)	2,700,000	5,600,000

Net Asset Value Per Share	$74.08	$81.11

Net Assets Consist of:
Capital paid in	$136,722,175	$343,019,117
Distributable earnings (loss)	63,281,863	111,218,304
	$200,004,038	$454,237,421

Investment securities, at cost	$133,390,719	$341,583,078
Investment securities on loan, at value	$4,622,147	$24,625,430
Investment made with cash collateral received for securities on loan, at cost	$2,008,782	$14,151,846
Foreign currency holdings, at cost	$45,289	$4,242
See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)
	Avantis Emerging Markets Equity ETF	Avantis Emerging Markets ex-China Equity ETF
Investment Income (Loss)
Income:
Dividends	$134,569,798	$1,952,099
Securities lending, net	10,620,654	36,337
Interest	678,343	11,135
Less foreign taxes withheld	(15,143,746)	(237,790)
	130,725,049	1,761,781

Expenses:
Management fees	25,583,959	340,065
Trustees' fees and expenses	—	1,363
Other expenses	12,607	—
	25,596,566	341,428

Net investment income (loss)	105,128,483	1,420,353

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions*	(43,162,763)	(249,382)
Foreign currency translation transactions	(3,771,406)	(21,444)
	(46,934,169)	(270,826)

Change in net unrealized appreciation (depreciation) on:
Investments**	3,815,685,188	64,102,227
Translation of assets and liabilities in foreign currencies	209,988	8,109
	3,815,895,176	64,110,336

Net realized and unrealized gain (loss)	3,768,961,007	63,839,510

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,874,089,490	$65,259,863
*Net of foreign tax expenses paid (refunded)	$755,526	$(114)
**Includes (increase) decrease in accrued foreign taxes	$(22,976,482)	$(255,852)

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)
	Avantis Emerging Markets Small Cap Equity ETF	Avantis Emerging Markets Value ETF
Investment Income (Loss)
Income:
Dividends	$643,116	$9,432,183
Securities lending, net	44,014	587,273
Interest	6,562	78,376
Less foreign taxes withheld	(63,994)	(1,015,664)
	629,698	9,082,168

Expenses:
Management fees	145,334	1,630,219
Trustees' fees and expenses	457	—
Other expenses	—	3,083
	145,791	1,633,302

Net investment income (loss)	483,907	7,448,866

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions*	49,240	18,371,682
Foreign currency translation transactions	(15,531)	(311,456)
	33,709	18,060,226

Change in net unrealized appreciation (depreciation) on:
Investments**	8,138,752	163,302,761
Translation of assets and liabilities in foreign currencies	1,733	114,016
	8,140,485	163,416,777

Net realized and unrealized gain (loss)	8,174,194	181,477,003

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,658,101	$188,925,869
*Net of foreign tax expenses paid (refunded)	$(262)	$3,937
**Includes (increase) decrease in accrued foreign taxes	$76,149	$(2,856,279)

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)
	Avantis International Equity ETF	Avantis International Large Cap Value ETF
Investment Income (Loss)
Income:
Dividends	$101,531,806	$10,791,446
Securities lending, net	1,203,344	103,982
Interest	135,947	25,817
Less foreign taxes withheld	(8,631,140)	(921,406)
	94,239,957	9,999,839

Expenses:
Management fees	12,837,959	1,210,372
Other expenses	6,407	(33)
	12,844,366	1,210,339

Net investment income (loss)	81,395,591	8,789,500

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(58,355,633)	9,981,836
Foreign currency translation transactions	(523,158)	(21,675)
	(58,878,791)	9,960,161

Change in net unrealized appreciation (depreciation) on:
Investments	2,326,395,477	204,993,065
Translation of assets and liabilities in foreign currencies	122,501	24,723
	2,326,517,978	205,017,788

Net realized and unrealized gain (loss)	2,267,639,187	214,977,949

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,349,034,778	$223,767,449

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)
	Avantis International Small Cap Equity ETF	Avantis International Small Cap Value ETF
Investment Income (Loss)
Income:
Dividends	$1,569,728	$157,828,199
Securities lending, net	59,974	2,376,480
Interest	9,220	457,975
Less foreign taxes withheld	(129,531)	(13,440,250)
	1,509,391	147,222,404

Expenses:
Management fees	251,577	26,043,625
Trustees' fees and expenses	1,109	—
Other expenses	325	46,889
	253,011	26,090,514

Net investment income (loss)	1,256,380	121,131,890

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,033,768	319,891,786
Investments transactions - affiliated	—	(517,118)
Foreign currency translation transactions	42,902	(2,547,938)
	1,076,670	316,826,730

Change in net unrealized appreciation (depreciation) on:
Investments	36,120,828	3,679,856,827
Investments - affiliated	—	74,819,123
Translation of assets and liabilities in foreign currencies	472	178,270
	36,121,300	3,754,854,220

Net realized and unrealized gain (loss)	37,197,970	4,071,680,950

Net Increase (Decrease) in Net Assets Resulting from Operations	$38,454,350	$4,192,812,840

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)
	Avantis Responsible Emerging Markets Equity ETF	Avantis Responsible International Equity ETF
Investment Income (Loss)
Income:
Dividends	$1,472,177	$2,891,323
Securities lending, net	49,323	60,188
Interest	4,944	16,116
Less foreign taxes withheld	(166,276)	(243,745)
	1,360,168	2,723,882

Expenses:
Management fees	276,646	412,821
Trustees' fees and expenses	698	1,645
	277,344	414,466

Net investment income (loss)	1,082,824	2,309,416

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions*	159,484	3,082,129
Foreign currency translation transactions	(7,403)	3,866
	152,081	3,085,995

Change in net unrealized appreciation (depreciation) on:
Investments**	37,780,701	57,389,140
Translation of assets and liabilities in foreign currencies	3,425	3,169
	37,784,126	57,392,309

Net realized and unrealized gain (loss)	37,936,207	60,478,304

Net Increase (Decrease) in Net Assets Resulting from Operations	$39,019,031	$62,787,720
*Net of foreign tax expenses paid (refunded)	$3,700	—
**Includes (increase) decrease in accrued foreign taxes	$(161,453)	—

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2025
	Avantis Emerging Markets Equity ETF		Avantis Emerging Markets ex-China Equity ETF
Increase (Decrease) in Net Assets	February 28, 2026	August 31, 2025	February 28, 2026	August 31, 2025
Operations
Net investment income (loss)	$105,128,483	$233,546,141	$1,420,353	$2,420,324
Net realized gain (loss)	(46,934,169)	35,528,896	(270,826)	866,872
Change in net unrealized appreciation (depreciation)	3,815,895,176	1,450,372,858	64,110,336	8,808,106
Net increase (decrease) in net assets resulting from operations	3,874,089,490	1,719,447,895	65,259,863	12,095,302

Distributions to Shareholders
From earnings	(233,504,205)	(262,858,235)	(2,946,720)	(1,398,594)

Capital Share Transactions
Proceeds from shares sold	6,284,258,168	4,378,385,613	80,162,575	126,879,263
Payments for shares redeemed	(22,513,660)	(106,768,560)	—	(3,440,964)
Other capital	120,686	108,903	—	43,788
Net increase (decrease) in net assets from capital share transactions	6,261,865,194	4,271,725,956	80,162,575	123,482,087

Net increase (decrease) in net assets	9,902,450,479	5,728,315,616	142,475,718	134,178,795

Net Assets
Beginning of period	12,011,346,701	6,283,031,085	159,905,613	25,726,818
End of period	$21,913,797,180	$12,011,346,701	$302,381,331	$159,905,613

Transactions in Shares of the Funds
Sold	78,450,000	68,600,000	1,200,000	2,400,000
Redeemed	(300,000)	(1,550,000)	—	(60,000)
Net increase (decrease) in shares of the funds	78,150,000	67,050,000	1,200,000	2,340,000

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2025
	Avantis Emerging Markets Small Cap Equity ETF		Avantis Emerging Markets Value ETF
Increase (Decrease) in Net Assets	February 28, 2026	August 31, 2025	February 28, 2026	August 31, 2025
Operations
Net investment income (loss)	$483,907	$923,583	$7,448,866	$20,586,597
Net realized gain (loss)	33,709	1,994,574	18,060,226	6,930,591
Change in net unrealized appreciation (depreciation)	8,140,485	3,546,140	163,416,777	83,928,008
Net increase (decrease) in net assets resulting from operations	8,658,101	6,464,297	188,925,869	111,445,196

Distributions to Shareholders
From earnings	(1,089,270)	(924,500)	(16,378,908)	(25,106,776)

Capital Share Transactions
Proceeds from shares sold	48,807,484	31,263,274	503,944,690	282,419,162
Payments for shares redeemed	—	(5,907,075)	(60,186,352)	(93,077,868)
Other capital	20,969	25,341	36,773	151,171
Net increase (decrease) in net assets from capital share transactions	48,828,453	25,381,540	443,795,111	189,492,465

Net increase (decrease) in net assets	56,397,284	30,921,337	616,342,072	275,830,885

Net Assets
Beginning of period	53,295,473	22,374,136	776,461,661	500,630,776
End of period	$109,692,757	$53,295,473	$1,392,803,733	$776,461,661

Transactions in Shares of the Funds
Sold	750,000	550,000	8,120,000	5,680,000
Redeemed	—	(100,000)	(1,040,000)	(1,800,000)
Net increase (decrease) in shares of the funds	750,000	450,000	7,080,000	3,880,000

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2025
	Avantis International Equity ETF		Avantis International Large Cap Value ETF
Increase (Decrease) in Net Assets	February 28, 2026	August 31, 2025	February 28, 2026	August 31, 2025
Operations
Net investment income (loss)	$81,395,591	$187,770,253	$8,789,500	$19,387,213
Net realized gain (loss)	(58,878,791)	66,534,434	9,960,161	43,676,094
Change in net unrealized appreciation (depreciation)	2,326,517,978	1,010,590,285	205,017,788	86,365,541
Net increase (decrease) in net assets resulting from operations	2,349,034,778	1,264,894,972	223,767,449	149,428,848

Distributions to Shareholders
From earnings	(130,599,885)	(195,347,485)	(14,063,040)	(19,163,223)

Capital Share Transactions
Proceeds from shares sold	4,080,218,089	2,670,405,509	229,385,319	516,780,943
Payments for shares redeemed	(31,393,910)	(210,743,977)	(50,678,004)	(237,226,296)
Other capital	19,142	11,042	45,257	73,692
Net increase (decrease) in net assets from capital share transactions	4,048,843,321	2,459,672,574	178,752,572	279,628,339

Net increase (decrease) in net assets	6,267,278,214	3,529,220,061	388,456,981	409,893,964

Net Assets
Beginning of period	8,756,241,794	5,227,021,733	831,524,450	421,630,486
End of period	$15,023,520,008	$8,756,241,794	$1,219,981,431	$831,524,450

Transactions in Shares of the Funds
Sold	49,150,000	38,250,000	3,240,000	8,970,000
Redeemed	(400,000)	(3,200,000)	(750,000)	(3,930,000)
Net increase (decrease) in shares of the funds	48,750,000	35,050,000	2,490,000	5,040,000

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2025
	Avantis International Small Cap Equity ETF		Avantis International Small Cap Value ETF
Increase (Decrease) in Net Assets	February 28, 2026	August 31, 2025	February 28, 2026	August 31, 2025
Operations
Net investment income (loss)	$1,256,380	$1,991,278	$121,131,890	$281,710,662
Net realized gain (loss)	1,076,670	2,580,895	316,826,730	479,926,396
Change in net unrealized appreciation (depreciation)	36,121,300	15,316,672	3,754,854,220	1,599,115,603
Net increase (decrease) in net assets resulting from operations	38,454,350	19,888,845	4,192,812,840	2,360,752,661

Distributions to Shareholders
From earnings	(1,992,948)	(1,870,028)	(226,262,850)	(326,691,165)

Capital Share Transactions
Proceeds from shares sold	97,874,882	80,076,442	3,715,768,930	4,334,297,880
Payments for shares redeemed	(2,682,660)	(9,661,768)	(617,638,578)	(1,218,375,153)
Other capital	37,760	23,436	—	8,912
Net increase (decrease) in net assets from capital share transactions	95,229,982	70,438,110	3,098,130,352	3,115,931,639

Net increase (decrease) in net assets	131,691,384	88,456,927	7,064,680,342	5,149,993,135

Net Assets
Beginning of period	125,930,541	37,473,614	11,757,913,859	6,607,920,724
End of period	$257,621,925	$125,930,541	$18,822,594,201	$11,757,913,859

Transactions in Shares of the Funds
Sold	1,360,000	1,400,000	39,930,000	59,190,000
Redeemed	(40,000)	(160,000)	(6,600,000)	(17,280,000)
Net increase (decrease) in shares of the funds	1,320,000	1,240,000	33,330,000	41,910,000

See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2025
	Avantis Responsible Emerging Markets Equity ETF		Avantis Responsible International Equity ETF
Increase (Decrease) in Net Assets	February 28, 2026	August 31, 2025	February 28, 2026	August 31, 2025
Operations
Net investment income (loss)	$1,082,824	$2,646,058	$2,309,416	$4,648,411
Net realized gain (loss)	152,081	1,546,659	3,085,995	4,281,197
Change in net unrealized appreciation (depreciation)	37,784,126	16,303,389	57,392,309	24,579,655
Net increase (decrease) in net assets resulting from operations	39,019,031	20,496,106	62,787,720	33,509,263

Distributions to Shareholders
From earnings	(2,800,000)	(3,257,760)	(4,024,080)	(5,101,190)

Capital Share Transactions
Proceeds from shares sold	16,153,839	54,669,855	191,163,181	51,471,481
Payments for shares redeemed	—	(5,783,385)	(11,582,215)	(13,098,875)
Other capital	11,132	28,549	11,368	24,048
Net increase (decrease) in net assets from capital share transactions	16,164,971	48,915,019	179,592,334	38,396,654

Net increase (decrease) in net assets	52,384,002	66,153,365	238,355,974	66,804,727

Net Assets
Beginning of period	147,620,036	81,466,671	215,881,447	149,076,720
End of period	$200,004,038	$147,620,036	$454,237,421	$215,881,447

Transactions in Shares of the Funds
Sold	250,000	1,000,000	2,650,000	800,000
Redeemed	—	(100,000)	(150,000)	(200,000)
Net increase (decrease) in shares of the funds	250,000	900,000	2,500,000	600,000

See Notes to Financial Statements.

Notes to Financial Statements

FEBRUARY 28, 2026 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Delaware statutory trust. The financial statements herein relate to the following funds offered by the trust.

Fund Name	Ticker	Exchange
Avantis Emerging Markets Equity ETF	AVEM	NYSE Arca, Inc.
Avantis Emerging Markets ex-China Equity ETF	AVXC	The Nasdaq Stock Market LLC
Avantis Emerging Markets Small Cap Equity ETF	AVEE	NYSE Arca, Inc.
Avantis Emerging Markets Value ETF	AVES	NYSE Arca, Inc.
Avantis International Equity ETF	AVDE	NYSE Arca, Inc.
Avantis International Large Cap Value ETF	AVIV	NYSE Arca, Inc.
Avantis International Small Cap Equity ETF	AVDS	NYSE Arca, Inc
Avantis International Small Cap Value ETF	AVDV	NYSE Arca, Inc
Avantis Responsible Emerging Markets Equity ETF	AVSE	NYSE Arca, Inc
Avantis Responsible International Equity ETF	AVSD	NYSE Arca, Inc

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. A fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income, if any, are generally declared and paid quarterly. Prior to January 1, 2026, distributions from net investment income were declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee is as follows:

Annual Management Fee
Avantis Emerging Markets Equity ETF	0.33%
Avantis Emerging Markets ex-China Equity ETF	0.33%
Avantis Emerging Markets Small Cap Equity ETF	0.42%
Avantis Emerging Markets Value ETF	0.36%
Avantis International Equity ETF	0.23%
Avantis International Large Cap Value ETF	0.25%
Avantis International Small Cap Equity ETF	0.30%
Avantis International Small Cap Value ETF	0.36%
Avantis Responsible Emerging Markets Equity ETF	0.33%
Avantis Responsible International Equity ETF	0.23%

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Avantis Emerging Markets Small Cap Equity ETF	American Century ETF Trust	16%
Avantis Emerging Markets Value ETF	American Century ETF Trust	10%
Avantis International Large Cap Value ETF	American Century ETF Trust	20%
Avantis International Small Cap Equity ETF	American Century ETF Trust	7%

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Investment transactions, excluding short-term investments and in kind transactions, for the period ended February 28, 2026 were as follows:

	Avantis Emerging Markets Equity ETF	Avantis Emerging Markets ex-China Equity ETF	Avantis Emerging Markets Small Cap Equity ETF	Avantis Emerging Markets Value ETF	Avantis International Equity ETF
Purchases	$4,691,083,778	$49,313,954	$43,218,466	$435,177,589	$812,593,524
Sales	$254,683,840	$2,708,660	$486,435	$22,612,245	$506,861,798

	Avantis International Large Cap Value ETF	Avantis International Small Cap Equity ETF	Avantis International Small Cap Value ETF	Avantis Responsible Emerging Markets Equity ETF	Avantis Responsible International Equity ETF
Purchases	$150,582,524	$47,133,796	$1,679,555,443	$12,649,847	$45,218,363
Sales	$53,301,296	$6,374,178	$889,472,463	$632,238	$15,074,247

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended February 28, 2026 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Avantis Emerging Markets Equity ETF	$1,719,350,551	$22,209,497	$10,104,634
Avantis Emerging Markets ex-China Equity ETF	$31,628,936	—	—
Avantis Emerging Markets Small Cap Equity ETF	$5,578,602	—	—
Avantis Emerging Markets Value ETF	$82,867,136	$60,256,405	$23,502,790
Avantis International Equity ETF	$3,738,756,945	$31,131,804	$9,030,295
Avantis International Large Cap Value ETF	$127,782,221	$50,939,695	$15,784,215
Avantis International Small Cap Equity ETF	$57,035,481	$2,750,937	$1,317,131
Avantis International Small Cap Value ETF	$2,880,522,554	$619,745,198	$378,115,343
Avantis Responsible Emerging Markets Equity ETF	$2,276,206	—	—
Avantis Responsible International Equity ETF	$159,078,874	$11,650,198	$4,557,482
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

6. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Avantis Emerging Markets Equity ETF	Avantis Emerging Markets ex-China Equity ETF	Avantis Emerging Markets Small Cap Equity ETF	Avantis Emerging Markets Value ETF	Avantis International Equity ETF
Federal tax cost of investments	$16,128,261,904	$235,650,949	$98,748,857	$1,182,002,758	$11,114,292,971
Gross tax appreciation of investments	$6,673,673,155	$82,764,893	$19,353,973	$338,274,180	$4,393,127,680
Gross tax depreciation of investments	(614,630,281)	(8,879,930)	(6,967,470)	(33,910,401)	(258,840,400)
Net tax appreciation (depreciation) of investments	$6,059,042,874	$73,884,963	$12,386,503	$304,363,779	$4,134,287,280

	Avantis International Large Cap Value ETF	Avantis International Small Cap Equity ETF	Avantis International Small Cap Value ETF	Avantis Responsible Emerging Markets Equity ETF	Avantis Responsible International Equity ETF
Federal tax cost of investments	$924,477,487	$210,270,002	$12,761,223,701	$137,491,513	$355,790,254
Gross tax appreciation of investments	$343,189,608	$59,781,589	$6,551,321,917	$72,761,258	$120,341,476
Gross tax depreciation of investments	(11,435,221)	(5,881,203)	(313,456,647)	(7,505,331)	(9,523,171)
Net tax appreciation (depreciation) of investments	$331,754,387	$53,900,386	$6,237,865,270	$65,255,927	$110,818,305

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales and the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of August 31, 2025, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Avantis Emerging Markets Equity ETF	$(20,024,856)	$(54,383,979)
Avantis Emerging Markets ex-China Equity ETF	$(76,627)	—
Avantis Emerging Markets Small Cap Equity ETF	$(191,607)	$(67,541)
Avantis Emerging Markets Value ETF	$(20,978,024)	$(24,252,998)
Avantis International Equity ETF	$(36,820,084)	$(48,043,088)
Avantis International Large Cap Value ETF	$(15,634,177)	$(8,937,620)
Avantis International Small Cap Equity ETF	$(125,173)	$(90,082)
Avantis International Small Cap Value ETF	$(143,628,061)	$(178,977,337)
Avantis Responsible Emerging Markets Equity ETF	$(338,551)	$(646,713)
Avantis Responsible International Equity ETF	$(99,256)	$(571,433)

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Emerging Markets Equity ETF
2026(4)	$70.97	0.53	18.24	18.77	(1.16)	0.00(5)	$88.58	26.77%	0.33%	1.36%	2%	$21,913,797
2025	$61.48	1.77	9.74	11.51	(2.02)	0.00(5)	$70.97	19.19%	0.33%	2.79%	0%	$12,011,347
2024	$53.98	1.63	7.58	9.21	(1.71)	0.00(5)	$61.48	17.35%	0.33%	2.84%	2%	$6,283,031
2023	$51.66	1.90	1.88	3.78	(1.46)	0.00(5)	$53.98	7.45%	0.33%	3.62%	1%	$3,810,805
2022	$66.78	2.21	(15.63)	(13.42)	(1.73)	0.03	$51.66	(20.36)%	0.33%	3.80%	3%	$1,322,396
2021	$52.22	1.51	14.10	15.61	(1.09)	0.04	$66.78	30.08%	0.33%	2.34%	5%	$864,827

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Emerging Markets ex-China Equity ETF
2026(4)	$56.70	0.44	18.96	19.40	(0.88)	—	$75.22	34.56%	0.33%	1.38%	1%	$302,381
2025	$53.60	1.50	2.34	3.84	(0.77)	0.03	$56.70	7.33%	0.33%	2.83%	1%	$159,906
2024(5)	$49.65	0.71	3.47	4.18	(0.28)	0.05	$53.60	8.52%	0.33%	3.00%	4%	$25,727

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
(5)March 19, 2024 (fund inception) through August 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Emerging Markets Small Cap Equity ETF
2026(4)	$62.70	0.45	6.43	6.88	(1.04)	0.02	$68.56	11.20%	0.42%	1.40%	1%	$109,693
2025	$55.94	1.57	6.81	8.38	(1.66)	0.04	$62.70	15.51%	0.42%	2.77%	3%	$53,295
2024(5)	$50.52	1.58	4.41	5.99	(0.65)	0.08	$55.94	12.02%	0.42%	3.59%	2%	$22,374

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
(5)November 7, 2023 (fund inception) through August 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Emerging Markets Value ETF
2026(4)	$55.46	0.48	11.23	11.71	(1.10)	0.00(5)	$66.07	21.49%	0.36%	1.64%	2%	$1,392,804
2025	$49.47	1.72	6.42	8.14	(2.16)	0.01	$55.46	17.09%	0.36%	3.45%	12%	$776,462
2024	$43.83	1.62	5.80	7.42	(1.80)	0.02	$49.47	17.36%	0.36%	3.48%	17%	$500,631
2023	$42.06	1.79	1.47	3.26	(1.52)	0.03	$43.83	8.03%	0.36%	4.22%	23%	$289,260
2022(6)	$50.00	2.23	(9.45)	(7.22)	(0.80)	0.08	$42.06	(14.38)%	0.36%	5.26%	8%	$129,556

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
(5)Per-share amount was less than $0.005.
(6)September 28, 2021 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis International Equity ETF
2026(4)	$76.78	0.60	15.84	16.44	(0.94)	0.00(5)	$92.28	21.60%	0.23%	1.46%	4%	$15,023,520
2025	$66.16	2.06	10.66	12.72	(2.10)	0.00(5)	$76.78	19.64%	0.23%	3.03%	3%	$8,756,242
2024	$57.40	1.84	8.86	10.70	(1.94)	0.00(5)	$66.16	18.98%	0.23%	3.02%	3%	$5,227,022
2023	$50.57	1.89	6.52	8.41	(1.58)	0.00(5)	$57.40	16.73%	0.23%	3.41%	3%	$3,205,671
2022	$64.36	1.92	(13.92)	(12.00)	(1.81)	0.02	$50.57	(18.85)%	0.23%	3.30%	7%	$1,504,601
2021	$50.20	1.50	13.86	15.36	(1.24)	0.04	$64.36	30.86%	0.23%	2.51%	7%	$997,544

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis International Large Cap Value ETF
2026(4)	$65.68	0.64	15.24	15.88	(1.03)	0.00(5)	$80.53	24.40%	0.25%	1.82%	5%	$1,219,981
2025	$55.33	1.87	10.23	12.10	(1.76)	0.01	$65.68	22.37%	0.25%	3.24%	11%	$831,524
2024	$48.81	1.80	6.66	8.46	(1.94)	0.00(5)	$55.33	17.68%	0.25%	3.49%	16%	$421,630
2023	$41.94	1.96	6.36	8.32	(1.47)	0.02	$48.81	20.03%	0.25%	4.15%	21%	$251,856
2022(6)	$50.00	1.98	(8.93)	(6.95)	(1.17)	0.06	$41.94	(13.93)%	0.25%	4.61%	47%	$60,392

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
(5)Per-share amount was less than $0.005.
(6)September 28, 2021 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis International Small Cap Equity ETF
2026(4)	$65.59	0.52	14.25	14.77	(0.87)	0.02	$79.51	22.78%	0.30%	1.50%	4%	$257,622
2025	$55.11	1.71	10.31	12.02	(1.56)	0.02	$65.59	22.34%	0.30%	2.97%	6%	$125,931
2024	$48.71	1.48	6.08	7.56	(1.19)	0.03	$55.11	15.78%	0.30%	2.85%	7%	$37,474
2023(5)	$50.27	0.10	(1.72)	(1.62)	—	0.06	$48.71	(3.11)%	0.30%	1.65%	0%	$3,896

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
(5)July 18, 2023 (fund inception) through August 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis International Small Cap Value ETF
2026(4)	$85.57	0.78	25.32	26.10	(1.42)	—	$110.25	30.83%	0.36%	1.67%	6%	$18,822,594
2025	$69.20	2.58	16.86	19.44	(3.07)	0.00(5)	$85.57	29.11%	0.36%	3.57%	4%	$11,757,914
2024	$59.04	1.99	10.24	12.23	(2.07)	0.00(5)	$69.20	21.09%	0.36%	3.16%	8%	$6,607,921
2023	$53.12	2.22	5.62	7.84	(1.92)	0.00(5)	$59.04	14.97%	0.36%	3.90%	14%	$3,452,077
2022	$66.09	2.12	(13.19)	(11.07)	(1.92)	0.02	$53.12	(16.92)%	0.36%	3.52%	21%	$1,668,508
2021	$48.21	1.45	17.69	19.14	(1.28)	0.02	$66.09	39.98%	0.36%	2.37%	21%	$1,056,703

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Responsible Emerging Markets Equity ETF
2026(4)	$60.25	0.42	14.53	14.95	(1.12)	0.00(5)	$74.08	25.14%	0.33%	1.29%	0%	$200,004
2025	$52.56	1.39	8.00	9.39	(1.72)	0.02	$60.25	18.36%	0.33%	2.56%	2%	$147,620
2024	$45.92	1.25	6.95	8.20	(1.58)	0.02	$52.56	18.23%	0.33%	2.57%	5%	$81,467
2023	$43.38	1.31	1.97	3.28	(0.78)	0.04	$45.92	7.75%	0.33%	2.96%	7%	$57,404
2022(6)	$49.47	0.93	(7.00)	(6.07)	(0.14)	0.12	$43.38	(12.04)%	0.33%	4.89%	2%	$13,014

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
(5)Per-share amount was less than $0.005.
(6)March 28, 2022 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Responsible International Equity ETF
2026(4)	$69.64	0.47	11.75	12.22	(0.75)	0.00(5)	$81.11	17.65%	0.23%	1.29%	4%	$454,237
2025	$59.63	1.74	10.17	11.91	(1.91)	0.01	$69.64	20.42%	0.23%	2.82%	3%	$215,881
2024	$50.78	1.54	8.92	10.46	(1.61)	0.00(5)	$59.63	20.94%	0.23%	2.86%	5%	$149,077
2023	$44.83	1.55	5.49	7.04	(1.12)	0.03	$50.78	15.83%	0.23%	3.14%	8%	$101,551
2022(6)	$50.51	0.66	(6.10)	(5.44)	(0.30)	0.06	$44.83	(10.66)%	0.23%	3.01%	3%	$26,898

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
(5)Per-share amount was less than $0.005.
(6)March 15, 2022 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

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Semiannual Financial Statements and Other Information

February 28, 2026

Avantis® Core Fixed Income ETF (AVIG)
Avantis® Core Municipal Fixed Income ETF (AVMU)
Avantis® Credit ETF (AVGB)
Avantis® Short-Term Fixed Income ETF (AVSF)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit avantisinvestors.com/docs.

Schedule of Investments - Avantis Core Fixed Income ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 62.8%
Aerospace and Defense — 1.1%
General Dynamics Corp., 4.25%, 4/1/40	$2,056,000	$1,918,276
Lockheed Martin Corp., 4.70%, 12/15/31	2,713,000	2,812,974
Lockheed Martin Corp., 3.90%, 6/15/32	1,173,000	1,165,860
Lockheed Martin Corp., 5.25%, 1/15/33	2,345,000	2,496,873
Lockheed Martin Corp., 4.75%, 2/15/34	1,176,000	1,208,891
Lockheed Martin Corp., 4.80%, 8/15/34	1,339,000	1,371,121
Lockheed Martin Corp., 4.50%, 5/15/36	2,090,000	2,085,347
RTX Corp., 5.15%, 2/27/33	315,000	329,744
RTX Corp., 6.10%, 3/15/34	181,000	200,184
RTX Corp., 6.05%, 6/1/36	1,041,000	1,156,994
RTX Corp., 4.45%, 11/16/38	516,000	493,118
Textron, Inc., 3.90%, 9/17/29	1,295,000	1,288,514
Textron, Inc., 2.45%, 3/15/31	926,000	850,848
		17,378,744
Air Freight and Logistics — 0.4%
United Parcel Service, Inc., 4.875%, 3/3/33(1)	2,077,000	2,166,736
United Parcel Service, Inc., 5.15%, 5/22/34	650,000	684,643
United Parcel Service, Inc., 5.25%, 5/14/35(1)	960,000	1,009,289
United Parcel Service, Inc., 6.20%, 1/15/38	2,859,000	3,214,446
		7,075,114
Automobiles — 0.7%
American Honda Finance Corp., 4.80%, 3/5/30	2,094,000	2,145,043
American Honda Finance Corp., 5.05%, 7/10/31	4,628,000	4,800,317
American Honda Finance Corp., 4.90%, 1/10/34	440,000	447,127
Toyota Motor Credit Corp., 4.80%, 1/5/34	712,000	730,573
Toyota Motor Credit Corp., 5.35%, 1/9/35	3,215,000	3,404,441
Toyota Motor Credit Corp., 4.80%, 1/11/36	265,000	267,473
		11,794,974
Banks — 6.2%
African Development Bank, 0.875%, 3/23/26	24,000	23,956
African Development Bank, 4.375%, 11/3/27	1,040,000	1,055,601
African Development Bank, 3.50%, 9/18/29	1,205,000	1,205,859
Asian Development Bank, 1.00%, 4/14/26	496,000	494,368
Asian Development Bank, 2.00%, 4/24/26	600,000	598,401
Asian Development Bank, 3.625%, 8/28/29	1,833,000	1,843,482
Asian Development Bank, 0.75%, 10/8/30	785,000	693,593
Asian Development Bank, 3.875%, 9/28/32	1,000,000	1,009,300
Asian Infrastructure Investment Bank, 3.75%, 9/14/27	1,076,000	1,080,802
Asian Infrastructure Investment Bank, 4.00%, 1/18/28	1,099,000	1,110,364
Asian Infrastructure Investment Bank, 4.50%, 1/16/30	2,012,000	2,085,366
Banco Santander SA, 3.80%, 2/23/28	400,000	398,548
Bank of America Corp., 5.875%, 2/7/42	2,687,000	2,883,869
Bank of America Corp., VRN, 3.59%, 7/21/28	800,000	795,523
Bank of America Corp., VRN, 5.20%, 4/25/29	996,000	1,020,551
Bank of America Corp., VRN, 4.27%, 7/23/29	415,000	417,394
Bank of Montreal, 5.51%, 6/4/31	3,803,000	4,031,612
Bank of Nova Scotia, 5.45%, 8/1/29	2,367,000	2,478,977
Bank of Nova Scotia, 2.15%, 8/1/31	1,928,000	1,744,963
Bank of Nova Scotia, 5.65%, 2/1/34	1,249,000	1,338,769
2

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
Bank of Nova Scotia, VRN, 4.81%, 2/2/34	$1,000,000	$1,011,837
Barclays PLC, VRN, 5.37%, 2/25/31	500,000	519,107
Canadian Imperial Bank of Commerce, 3.60%, 4/7/32	3,128,000	3,017,093
Canadian Imperial Bank of Commerce, 6.09%, 10/3/33	1,628,000	1,787,286
Citibank NA, 5.57%, 4/30/34	1,859,000	1,977,385
Citigroup, Inc., 8.125%, 7/15/39	1,447,000	1,860,601
Citigroup, Inc., 5.875%, 1/30/42	1,458,000	1,544,091
Citigroup, Inc., VRN, 4.79%, 3/4/29	260,000	263,933
Citigroup, Inc., VRN, 4.91%, 5/24/33	600,000	612,527
Citizens Financial Group, Inc., 3.25%, 4/30/30	2,174,000	2,091,645
Cooperatieve Rabobank UA, 5.25%, 5/24/41	3,490,000	3,536,742
Council of Europe Development Bank, 0.875%, 9/22/26	1,023,000	1,007,189
Council of Europe Development Bank, 4.125%, 1/24/29	1,303,000	1,327,698
Council of Europe Development Bank, 4.50%, 1/15/30	1,121,000	1,160,502
European Bank for Reconstruction & Development, 4.125%, 1/25/29	800,000	815,165
European Investment Bank, 4.375%, 3/19/27	695,000	701,368
European Investment Bank, 3.25%, 11/15/27	1,000,000	997,387
European Investment Bank, 4.75%, 6/15/29	1,475,000	1,535,008
European Investment Bank, 0.75%, 9/23/30	1,125,000	995,715
European Investment Bank, 4.625%, 2/12/35	753,000	792,858
Fifth Third Bancorp, VRN, 6.34%, 7/27/29	900,000	946,520
HSBC Holdings PLC, VRN, 6.16%, 3/9/29	1,300,000	1,351,848
ING Groep NV, 4.05%, 4/9/29	1,000,000	1,001,603
ING Groep NV, VRN, 5.07%, 3/25/31	569,000	586,788
Inter-American Development Bank, 4.00%, 1/12/28	770,000	777,896
Inter-American Development Bank, 1.125%, 7/20/28	369,000	349,926
Inter-American Development Bank, 3.125%, 9/18/28	1,200,000	1,191,853
Inter-American Development Bank, 1.125%, 1/13/31	1,678,000	1,497,839
Inter-American Investment Corp., 4.75%, 9/19/28	515,000	530,852
International Bank for Reconstruction & Development, 1.75%, 10/23/29	1,946,000	1,832,803
International Bank for Reconstruction & Development, 0.875%, 5/14/30	2,319,000	2,082,485
International Finance Corp., 0.75%, 10/8/26	320,000	314,454
JPMorgan Chase & Co., 5.50%, 10/15/40	3,469,000	3,665,716
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	1,018,000	1,018,048
Kreditanstalt fuer Wiederaufbau, 3.625%, 4/1/26	597,000	596,860
Kreditanstalt fuer Wiederaufbau, 3.875%, 6/15/28	1,120,000	1,131,749
Kreditanstalt fuer Wiederaufbau, 4.75%, 10/29/30	1,425,000	1,501,362
Kreditanstalt fuer Wiederaufbau, 4.375%, 2/28/34	835,000	867,075
Landwirtschaftliche Rentenbank, Series 44, 3.875%, 6/14/28	1,390,000	1,403,844
Lloyds Banking Group PLC, 4.55%, 8/16/28	1,000,000	1,014,474
Lloyds Banking Group PLC, VRN, 5.46%, 1/5/28	615,000	622,642
Nordic Investment Bank, 3.75%, 5/9/30	850,000	857,292
Oesterreichische Kontrollbank AG, 4.75%, 5/21/27	980,000	995,246
Oesterreichische Kontrollbank AG, 4.50%, 1/24/30	1,430,000	1,481,622
PNC Financial Services Group, Inc., VRN, 5.07%, 1/24/34	1,000,000	1,033,712
Royal Bank of Canada, 3.875%, 5/4/32	1,208,000	1,189,059
Royal Bank of Canada, 5.00%, 2/1/33	1,536,000	1,594,117
Royal Bank of Canada, 5.00%, 5/2/33	1,297,000	1,345,558
Royal Bank of Canada, 5.15%, 2/1/34(1)	2,211,000	2,328,766
Royal Bank of Canada, VRN, 4.97%, 5/2/31	1,000,000	1,033,073
Santander Holdings USA, Inc., VRN, 6.50%, 3/9/29	414,000	431,044
Sumitomo Mitsui Financial Group, Inc., 5.85%, 7/13/30	270,000	288,638
3

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
Toronto-Dominion Bank, 4.99%, 4/5/29	$503,000	$518,493
Toronto-Dominion Bank, 3.20%, 3/10/32	2,048,000	1,932,345
Toronto-Dominion Bank, 4.46%, 6/8/32	1,604,000	1,619,414
Truist Financial Corp., VRN, 4.87%, 1/26/29	1,099,000	1,117,190
Truist Financial Corp., VRN, 5.07%, 5/20/31	1,463,000	1,510,261
Truist Financial Corp., VRN, 4.96%, 10/23/36	200,000	199,790
U.S. Bancorp, 1.375%, 7/22/30	1,609,000	1,441,005
U.S. Bancorp, VRN, 5.08%, 5/15/31	1,463,000	1,513,787
U.S. Bancorp, VRN, 4.84%, 2/1/34	1,000,000	1,015,036
Wells Fargo & Co., VRN, 4.97%, 4/23/29	1,112,000	1,133,816
Wells Fargo & Co., VRN, 5.15%, 4/23/31	500,000	517,714
		103,250,050
Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	2,543,000	2,550,528
Anheuser-Busch InBev Finance, Inc., 4.70%, 2/1/36	1,582,000	1,586,683
Anheuser-Busch InBev Worldwide, Inc., 4.90%, 1/23/31	480,000	500,389
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 6/15/34	338,000	352,095
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/38	986,000	948,988
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	1,128,000	1,473,328
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/39	811,000	851,489
Brown-Forman Corp., 4.75%, 4/15/33	1,920,000	1,968,988
Coca-Cola Co., 5.00%, 5/13/34	68,000	71,672
Constellation Brands, Inc., 4.80%, 5/1/30(1)	85,000	87,182
Constellation Brands, Inc., 2.25%, 8/1/31	335,000	301,378
Keurig Dr. Pepper, Inc., 3.20%, 5/1/30	649,000	622,503
PepsiCo, Inc., 5.00%, 2/7/35	985,000	1,020,456
		12,335,679
Biotechnology — 0.8%
AbbVie, Inc., 4.875%, 3/15/30	1,369,000	1,415,851
AbbVie, Inc., 4.55%, 3/15/35	2,080,000	2,071,664
AbbVie, Inc., 5.20%, 3/15/35	1,796,000	1,874,723
AbbVie, Inc., 4.50%, 5/14/35	2,855,000	2,829,282
AbbVie, Inc., 4.30%, 5/14/36	1,368,000	1,327,457
Amgen, Inc., 5.15%, 11/15/41	680,000	668,764
Biogen, Inc., 5.05%, 1/15/31	1,731,000	1,797,082
Gilead Sciences, Inc., 5.65%, 12/1/41	985,000	1,033,070
		13,017,893
Broadline Retail — 0.1%
Amazon.com, Inc., 2.10%, 5/12/31	500,000	455,525
eBay, Inc., 6.30%, 11/22/32	1,566,000	1,722,149
		2,177,674
Building Products — 0.1%
Carrier Global Corp., 5.90%, 3/15/34	456,000	493,505
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 9/15/30	921,000	835,553
		1,329,058
Capital Markets — 3.9%
Affiliated Managers Group, Inc., 5.50%, 8/20/34	5,174,000	5,303,118
Ameriprise Financial, Inc., 4.50%, 5/13/32	2,650,000	2,680,031
Ameriprise Financial, Inc., 5.15%, 5/15/33	2,225,000	2,311,579
BlackRock Funding, Inc., 5.00%, 3/14/34	2,889,000	3,006,089
Brookfield Finance, Inc., 4.35%, 4/15/30	1,623,000	1,626,747
Brookfield Finance, Inc., 2.72%, 4/15/31	5,050,000	4,658,605
4

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
Brookfield Finance, Inc., 5.33%, 1/15/36	$215,000	$214,701
Cboe Global Markets, Inc., 1.625%, 12/15/30	2,745,000	2,453,949
Cboe Global Markets, Inc., 3.00%, 3/16/32	3,394,000	3,177,110
Charles Schwab Corp., 3.20%, 1/25/28	730,000	724,112
Charles Schwab Corp., 2.75%, 10/1/29	832,000	800,419
Deutsche Bank AG, VRN, 6.72%, 1/18/29	1,150,000	1,202,973
Franklin Resources, Inc., 1.60%, 10/30/30	597,000	537,144
Goldman Sachs Group, Inc., 2.60%, 2/7/30	1,359,000	1,285,575
Goldman Sachs Group, Inc., 3.80%, 3/15/30	1,424,000	1,410,597
Goldman Sachs Group, Inc., VRN, 5.73%, 4/25/30	531,000	554,863
Goldman Sachs Group, Inc., VRN, 5.22%, 4/23/31	250,000	258,850
Goldman Sachs Group, Inc., VRN, 4.37%, 10/21/31	1,200,000	1,201,025
Intercontinental Exchange, Inc., 4.35%, 6/15/29	656,000	664,538
Intercontinental Exchange, Inc., 2.10%, 6/15/30	1,645,000	1,520,636
Intercontinental Exchange, Inc., 5.25%, 6/15/31	4,382,000	4,606,628
Intercontinental Exchange, Inc., 4.60%, 3/15/33	1,373,000	1,390,967
Intercontinental Exchange, Inc., 2.65%, 9/15/40	25,000	18,722
Lazard Group LLC, 6.00%, 3/15/31	1,621,000	1,732,978
LPL Holdings, Inc., 6.75%, 11/17/28	703,000	745,782
LPL Holdings, Inc., 5.75%, 6/15/35	2,513,000	2,568,399
Morgan Stanley, 3.125%, 7/27/26	279,000	278,090
Morgan Stanley, 7.25%, 4/1/32	4,308,000	4,984,524
Morgan Stanley, VRN, 1.51%, 7/20/27	632,000	626,186
Morgan Stanley, VRN, 5.16%, 4/20/29	665,000	680,164
Morgan Stanley, VRN, 3.62%, 4/1/31	550,000	537,887
Morgan Stanley, VRN, 5.19%, 4/17/31	445,000	461,067
Nasdaq, Inc., 5.55%, 2/15/34	2,892,000	3,048,964
Northern Trust Corp., 1.95%, 5/1/30	1,387,000	1,281,606
State Street Corp., 4.83%, 4/24/30	1,541,000	1,587,721
TPG Operating Group II LP, 5.875%, 3/5/34	1,220,000	1,264,032
UBS Americas, Inc., 7.125%, 7/15/32	2,443,000	2,819,555
		64,225,933
Chemicals — 0.5%
CF Industries, Inc., 5.15%, 3/15/34	2,145,000	2,186,279
Eastman Chemical Co., 5.625%, 2/20/34	472,000	493,032
EIDP, Inc., 5.125%, 5/15/32	1,731,000	1,799,311
Mosaic Co., 5.375%, 11/15/28	485,000	501,076
Mosaic Co., 5.45%, 11/15/33(1)	2,018,000	2,096,127
Nutrien Ltd., 2.95%, 5/13/30	672,000	641,834
RPM International, Inc., 4.55%, 3/1/29	1,234,000	1,253,096
		8,970,755
Commercial Services and Supplies — 0.6%
Eaton Capital ULC, 4.45%, 5/9/30	2,350,000	2,389,828
Republic Services, Inc., 4.75%, 7/15/30	1,686,000	1,733,938
Republic Services, Inc., 5.00%, 4/1/34	1,637,000	1,698,521
Waste Management, Inc., 4.80%, 3/15/32	2,487,000	2,575,161
Waste Management, Inc., 4.625%, 2/15/33	215,000	220,482
Waste Management, Inc., 4.875%, 2/15/34	1,626,000	1,684,469
		10,302,399
Communications Equipment — 0.3%
Cisco Systems, Inc., 4.95%, 2/24/32	550,000	573,001
Cisco Systems, Inc., 5.90%, 2/15/39	909,000	994,490
5

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
Cisco Systems, Inc., 5.50%, 1/15/40	$3,273,000	$3,437,920
Motorola Solutions, Inc., 5.55%, 8/15/35	425,000	447,721
		5,453,132
Construction and Engineering — 0.2%
Quanta Services, Inc., 2.90%, 10/1/30	2,731,000	2,584,355
Quanta Services, Inc., 2.35%, 1/15/32	959,000	857,539
		3,441,894
Consumer Finance — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	250,000	247,620
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.15%, 9/30/30	4,885,000	5,245,109
American Express Co., 4.05%, 5/3/29	1,000,000	1,008,748
American Express Co., VRN, 5.02%, 4/25/31	610,000	630,385
American Express Co., VRN, 4.80%, 10/24/36	960,000	951,133
Capital One Financial Corp., 6.70%, 11/29/32	4,975,000	5,538,135
Capital One Financial Corp., VRN, 6.31%, 6/8/29	900,000	942,132
Capital One Financial Corp., VRN, 5.27%, 5/10/33	900,000	924,553
		15,487,815
Consumer Staples Distribution & Retail — 1.2%
Kroger Co., 7.50%, 4/1/31	2,259,000	2,595,836
Sysco Corp., 5.375%, 9/21/35	6,654,000	6,951,496
Target Corp., 4.50%, 9/15/32(1)	1,601,000	1,638,624
Target Corp., 6.50%, 10/15/37	5,745,000	6,618,905
Walmart, Inc., 5.25%, 9/1/35	1,633,000	1,747,041
Walmart, Inc., 4.30%, 4/22/44	780,000	721,121
		20,273,023
Containers and Packaging — 0.1%
Packaging Corp. of America, 3.00%, 12/15/29	830,000	800,832
Sonoco Products Co., 2.85%, 2/1/32	494,000	453,911
		1,254,743
Diversified Consumer Services — 0.2%
Novant Health, Inc., 2.64%, 11/1/36	1,558,000	1,284,782
Trustees of Princeton University, 5.70%, 3/1/39	1,810,000	1,989,925
		3,274,707
Diversified REITs — 1.8%
Boston Properties LP, 2.75%, 10/1/26	373,000	370,132
Brixmor Operating Partnership LP, 5.20%, 4/1/32	2,480,000	2,562,598
ERP Operating LP, 2.50%, 2/15/30(1)	1,522,000	1,443,517
Essex Portfolio LP, 5.375%, 4/1/35	4,253,000	4,404,264
Extra Space Storage LP, 2.35%, 3/15/32	566,000	500,329
Invitation Homes Operating Partnership LP, 2.70%, 1/15/34	1,589,000	1,365,040
Prologis LP, 2.25%, 4/15/30	2,162,000	2,025,698
Prologis LP, 4.75%, 1/15/31	3,000,000	3,096,050
Prologis LP, 1.625%, 3/15/31	2,130,000	1,897,184
Prologis LP, 4.625%, 1/15/33	34,000	34,516
Prologis LP, 5.25%, 5/15/35	3,775,000	3,934,627
Simon Property Group LP, 4.375%, 10/1/30	340,000	344,443
Simon Property Group LP, 5.50%, 3/8/33	2,171,000	2,305,835
Simon Property Group LP, 6.25%, 1/15/34	1,151,000	1,274,638
Simon Property Group LP, 6.75%, 2/1/40	3,242,000	3,782,615
		29,341,486
Diversified Telecommunication Services — 0.7%
AT&T, Inc., 2.25%, 2/1/32	200,000	178,672
6

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
AT&T, Inc., 4.90%, 8/15/37	$200,000	$197,570
Comcast Corp., 2.65%, 2/1/30	1,069,000	1,017,837
Comcast Corp., 3.40%, 4/1/30	201,000	196,659
Comcast Corp., 4.25%, 10/15/30	539,000	543,884
Comcast Corp., 5.50%, 11/15/32	300,000	320,285
Comcast Corp., 7.05%, 3/15/33	280,000	323,603
Comcast Corp., 5.17%, 1/15/37(2)	271,000	272,971
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	832,000	976,452
Sprint Capital Corp., 8.75%, 3/15/32	666,000	814,291
Telefonica Emisiones SA, 7.05%, 6/20/36	485,000	549,077
Telefonica Europe BV, 8.25%, 9/15/30	484,000	559,583
Verizon Communications, Inc., 2.55%, 3/21/31	1,042,000	964,344
Verizon Communications, Inc., 2.36%, 3/15/32	128,000	114,334
Verizon Communications, Inc., 4.75%, 1/15/33	800,000	811,556
Verizon Communications, Inc., 5.05%, 5/9/33	290,000	300,901
Verizon Communications, Inc., 4.50%, 8/10/33	464,000	462,970
Verizon Communications, Inc., 6.40%, 9/15/33	1,681,000	1,880,217
Verizon Communications, Inc., 4.40%, 11/1/34	1,295,000	1,269,778
		11,754,984
Electric Utilities — 4.8%
AEP Texas, Inc., 5.40%, 6/1/33	2,031,000	2,117,442
AEP Texas, Inc., 5.70%, 5/15/34	385,000	408,161
Alabama Power Co., 5.85%, 11/15/33	1,155,000	1,250,602
Alabama Power Co., 6.00%, 3/1/39	2,643,000	2,890,886
American Electric Power Co., Inc., 2.30%, 3/1/30	829,000	774,296
American Electric Power Co., Inc., 5.95%, 11/1/32	1,004,000	1,085,743
Berkshire Hathaway Energy Co., 5.95%, 5/15/37	970,000	1,057,614
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	2,111,000	2,412,530
Commonwealth Edison Co., 5.90%, 3/15/36	2,794,000	3,047,844
Connecticut Light & Power Co., 4.95%, 8/15/34	2,021,000	2,058,697
Constellation Energy Generation LLC, 6.125%, 1/15/34	568,000	622,335
DTE Electric Co., 3.00%, 3/1/32	1,123,000	1,053,294
DTE Electric Co., 5.20%, 3/1/34	1,513,000	1,581,709
DTE Electric Co., Series C, 2.625%, 3/1/31	1,047,000	982,627
Duke Energy Ohio, Inc., 2.125%, 6/1/30	395,000	365,869
Duke Energy Ohio, Inc., 5.25%, 4/1/33	720,000	756,126
Entergy Louisiana LLC, 5.15%, 9/15/34	477,000	493,488
Eversource Energy, 5.50%, 1/1/34	285,000	295,927
Eversource Energy, 5.95%, 7/15/34	1,294,000	1,383,375
Exelon Corp., 5.125%, 3/15/31	1,876,000	1,955,394
Exelon Corp., 4.95%, 6/15/35	1,420,000	1,426,100
Florida Power & Light Co., 2.45%, 2/3/32	545,000	497,892
Florida Power & Light Co., 5.10%, 4/1/33	1,310,000	1,365,870
Florida Power & Light Co., 5.30%, 6/15/34	1,807,000	1,905,625
Florida Power & Light Co., 5.00%, 8/1/34	1,552,000	1,607,595
Georgia Power Co., 4.70%, 5/15/32	1,558,000	1,597,142
Georgia Power Co., 5.20%, 3/15/35	70,000	72,745
Georgia Power Co., 4.30%, 3/15/42	440,000	395,084
Louisville Gas & Electric Co., 5.45%, 4/15/33	400,000	422,889
MidAmerican Energy Co., 6.75%, 12/30/31	2,465,000	2,802,087
MidAmerican Energy Co., 5.35%, 1/15/34	420,000	442,532
Nevada Power Co., Series N, 6.65%, 4/1/36	3,181,000	3,619,769
7

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
NextEra Energy Capital Holdings, Inc., 2.25%, 6/1/30	$1,730,000	$1,605,970
NextEra Energy Capital Holdings, Inc., 5.00%, 7/15/32	235,000	242,606
Northern States Power Co., 6.25%, 6/1/36	4,223,000	4,731,343
NSTAR Electric Co., 4.85%, 3/1/30	380,000	391,202
Ohio Power Co., 2.60%, 4/1/30	400,000	377,997
Pacific Gas & Electric Co., 5.55%, 5/15/29	992,000	1,031,524
PacifiCorp, 2.70%, 9/15/30	1,025,000	956,453
PacifiCorp, 7.70%, 11/15/31	2,189,000	2,534,691
PPL Electric Utilities Corp., 5.00%, 5/15/33	1,560,000	1,613,719
PPL Electric Utilities Corp., 6.25%, 5/15/39	3,994,000	4,451,145
Public Service Co. of Colorado, 5.35%, 5/15/34	1,070,000	1,117,402
Public Service Co. of Colorado, 6.25%, 9/1/37	1,282,000	1,417,369
Public Service Electric & Gas Co., 4.90%, 12/15/32	1,790,000	1,853,004
Public Service Electric & Gas Co., 5.80%, 5/1/37	2,035,000	2,211,616
Puget Energy, Inc., 4.10%, 6/15/30	210,000	207,379
Southern Co., 5.70%, 3/15/34	1,170,000	1,244,848
Southern Co. Gas Capital Corp., 5.15%, 9/15/32	705,000	731,924
Virginia Electric & Power Co., 5.30%, 8/15/33	390,000	408,064
Virginia Electric & Power Co., 5.15%, 3/15/35	300,000	307,562
Virginia Electric & Power Co., Series B, 6.00%, 1/15/36	1,527,000	1,650,193
Wisconsin Electric Power Co., 5.00%, 5/15/29	390,000	402,692
Wisconsin Electric Power Co., 4.60%, 10/1/34	5,588,000	5,643,735
Xcel Energy, Inc., 5.45%, 8/15/33	1,050,000	1,096,459
		78,978,186
Electrical Equipment — 0.1%
Emerson Electric Co., 5.00%, 3/15/35	2,103,000	2,179,270
Electronic Equipment, Instruments and Components — 0.1%
Keysight Technologies, Inc., 3.00%, 10/30/29	300,000	290,133
Tyco Electronics Group SA, 5.00%, 5/9/35	659,000	675,670
		965,803
Energy Equipment and Services — 0.4%
Halliburton Co., 7.45%, 9/15/39	2,153,000	2,607,298
Schlumberger Holdings Corp., 4.85%, 5/15/33(1)(2)	485,000	494,769
Schlumberger Holdings Corp., 5.00%, 6/1/34(2)	3,685,000	3,785,397
		6,887,464
Entertainment — 0.5%
TWDC Enterprises 18 Corp., Series B, 7.00%, 3/1/32	2,410,000	2,765,055
Walt Disney Co., 6.55%, 3/15/33	2,066,000	2,362,044
Walt Disney Co., 6.40%, 12/15/35	2,688,000	3,061,819
		8,188,918
Financial Services — 1.8%
Apollo Global Management, Inc., 6.375%, 11/15/33	4,152,000	4,543,742
Corebridge Financial, Inc., 3.90%, 4/5/32	2,274,000	2,160,815
Corebridge Financial, Inc., 6.05%, 9/15/33	3,277,000	3,497,402
Corebridge Financial, Inc., 5.75%, 1/15/34	1,870,000	1,935,537
Equitable Holdings, Inc., 5.59%, 1/11/33	1,315,000	1,370,576
Fidelity National Information Services, Inc., 5.10%, 7/15/32	435,000	442,846
Mastercard, Inc., 2.00%, 11/18/31	1,375,000	1,238,870
National Rural Utilities Cooperative Finance Corp., 5.00%, 2/7/31	440,000	457,382
National Rural Utilities Cooperative Finance Corp., 8.00%, 3/1/32	2,329,000	2,800,781
National Rural Utilities Cooperative Finance Corp., 5.80%, 1/15/33	3,987,000	4,313,003
PayPal Holdings, Inc., 4.40%, 6/1/32	498,000	498,772
8

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
Visa, Inc., 4.15%, 12/14/35(1)	$6,126,000	$5,996,717
		29,256,443
Food Products — 1.3%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	2,936,000	2,859,671
Archer-Daniels-Midland Co., 2.90%, 3/1/32	975,000	907,213
Archer-Daniels-Midland Co., 5.94%, 10/1/32	1,795,000	1,966,906
Archer-Daniels-Midland Co., 4.50%, 8/15/33	1,057,000	1,070,758
Bunge Ltd. Finance Corp., 2.75%, 5/14/31	265,000	246,660
Conagra Brands, Inc., 8.25%, 9/15/30	1,102,000	1,268,134
General Mills, Inc., 2.25%, 10/14/31	1,105,000	992,691
General Mills, Inc., 4.95%, 3/29/33	100,000	102,287
Hershey Co., 4.50%, 5/4/33	2,324,000	2,369,283
Ingredion, Inc., 2.90%, 6/1/30	1,147,000	1,095,807
J.M. Smucker Co., 4.25%, 3/15/35	1,144,000	1,098,064
Kraft Heinz Foods Co., 4.25%, 3/1/31(1)	960,000	959,555
Kraft Heinz Foods Co., 5.20%, 3/15/32	1,806,000	1,872,856
Mars, Inc., 5.00%, 3/1/32(2)	2,507,000	2,597,565
Mondelez International, Inc., 1.50%, 2/4/31	1,494,000	1,316,990
		20,724,440
Gas Utilities — 0.1%
Southern California Gas Co., 2.55%, 2/1/30	1,104,000	1,048,565
Southern California Gas Co., 5.20%, 6/1/33	405,000	422,246
		1,470,811
Ground Transportation — 1.6%
Burlington Northern Santa Fe LLC, 5.75%, 5/1/40	1,871,000	2,005,031
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	855,000	843,490
Canadian National Railway Co., 3.85%, 8/5/32	2,481,000	2,433,880
Canadian National Railway Co., 6.25%, 8/1/34	6,632,000	7,430,512
Canadian Pacific Railway Co., 4.80%, 3/30/30	1,571,000	1,618,010
Canadian Pacific Railway Co., 5.20%, 3/30/35	1,736,000	1,821,388
CSX Corp., 4.10%, 11/15/32	741,000	739,075
CSX Corp., 5.20%, 11/15/33	405,000	426,398
CSX Corp., 4.75%, 5/30/42	355,000	335,638
JB Hunt Transport Services, Inc., 4.90%, 3/15/30	2,123,000	2,182,769
Uber Technologies, Inc., 4.80%, 9/15/34	2,986,000	2,996,239
Union Pacific Corp., 3.70%, 3/1/29	595,000	593,845
Union Pacific Corp., 2.80%, 2/14/32	1,360,000	1,266,121
Union Pacific Corp., 4.50%, 1/20/33	1,809,000	1,846,978
		26,539,374
Health Care Equipment and Supplies — 0.8%
Abbott Laboratories, 6.00%, 4/1/39	2,920,000	3,249,365
Boston Scientific Corp., 6.25%, 11/15/35	814,000	923,563
GE HealthCare Technologies, Inc., 5.86%, 3/15/30	1,185,000	1,259,758
Medtronic Global Holdings SCA, 4.50%, 3/30/33	750,000	757,961
Medtronic, Inc., 4.375%, 3/15/35	3,051,000	3,021,857
Smith & Nephew PLC, 2.03%, 10/14/30	744,000	675,913
Solventum Corp., 5.45%, 3/13/31	193,000	202,493
Zimmer Biomet Holdings, Inc., 5.50%, 2/19/35	2,582,000	2,703,105
		12,794,015
Health Care Providers and Services — 1.1%
Bon Secours Mercy Health, Inc., 3.46%, 6/1/30	480,000	469,877
Cigna Group, 5.40%, 3/15/33	1,043,000	1,097,915
9

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
Cigna Group, 5.25%, 2/15/34	$615,000	$638,252
Cigna Group, 4.80%, 8/15/38	5,366,000	5,204,325
CommonSpirit Health, 2.78%, 10/1/30	685,000	643,715
Elevance Health, Inc., 4.10%, 5/15/32	2,476,000	2,432,140
HCA, Inc., 4.125%, 6/15/29	1,194,000	1,195,487
HCA, Inc., 5.45%, 4/1/31	543,000	568,748
HCA, Inc., 3.625%, 3/15/32	1,717,000	1,636,517
HCA, Inc., 5.60%, 4/1/34	290,000	304,848
Humana, Inc., 2.15%, 2/3/32(1)	50,000	43,661
Humana, Inc., 5.875%, 3/1/33	767,000	803,192
Humana, Inc., 5.95%, 3/15/34	814,000	854,573
McKesson Corp., 4.95%, 5/30/32	165,000	172,132
UnitedHealth Group, Inc., 4.95%, 1/15/32	1,136,000	1,173,228
UnitedHealth Group, Inc., 4.50%, 4/15/33	320,000	319,699
		17,558,309
Health Care REITs — 0.9%
Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30	1,045,000	1,066,681
Alexandria Real Estate Equities, Inc., 3.375%, 8/15/31	1,938,000	1,825,819
Alexandria Real Estate Equities, Inc., 2.00%, 5/18/32	1,000,000	860,185
Alexandria Real Estate Equities, Inc., 2.95%, 3/15/34	1,064,000	926,342
Alexandria Real Estate Equities, Inc., 5.25%, 5/15/36	1,595,000	1,603,701
Healthpeak OP LLC, 5.25%, 12/15/32	620,000	641,253
Healthpeak OP LLC, 5.375%, 2/15/35	290,000	299,290
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	2,800,000	2,643,787
Welltower OP LLC, 4.50%, 7/1/30	3,387,000	3,450,236
Welltower OP LLC, 5.125%, 7/1/35	670,000	691,192
		14,008,486
Hotels, Restaurants and Leisure — 0.7%
Darden Restaurants, Inc., 6.30%, 10/10/33	492,000	541,332
Expedia Group, Inc., 3.25%, 2/15/30	1,061,000	1,018,445
Expedia Group, Inc., 2.95%, 3/15/31	595,000	553,109
Hyatt Hotels Corp., 5.75%, 3/30/32	1,919,000	2,027,605
Marriott International, Inc., 5.55%, 10/15/28	1,975,000	2,052,747
Marriott International, Inc., 5.10%, 4/15/32	2,665,000	2,777,157
McDonald's Corp., 4.70%, 12/9/35	1,421,000	1,437,723
McDonald's Corp., 6.30%, 3/1/38	1,560,000	1,752,389
		12,160,507
Household Durables — 0.4%
PulteGroup, Inc., 6.375%, 5/15/33	5,834,000	6,511,123
Household Products — 0.1%
Procter & Gamble Co., 5.55%, 3/5/37	1,791,000	1,964,509
Industrial Conglomerates — 1.2%
3M Co., 4.80%, 3/15/30	2,029,000	2,086,838
3M Co., 5.70%, 3/15/37	1,537,000	1,645,116
Eaton Corp., 4.15%, 3/15/33	2,664,000	2,659,610
Honeywell International, Inc., 5.00%, 2/15/33	1,416,000	1,477,555
Honeywell International, Inc., 4.50%, 1/15/34	166,000	166,980
Honeywell International, Inc., 5.00%, 3/1/35	3,524,000	3,636,704
Honeywell International, Inc., 5.70%, 3/15/36	1,500,000	1,623,789
Honeywell International, Inc., 5.70%, 3/15/37	4,431,000	4,810,817
Siemens Funding BV, 4.60%, 5/28/30(2)	1,500,000	1,537,564
		19,644,973
10

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
Insurance — 5.0%
Allstate Corp., 5.25%, 3/30/33	$2,398,000	$2,506,119
Allstate Corp., 5.95%, 4/1/36	3,420,000	3,710,208
American International Group, Inc., 5.125%, 3/27/33	1,503,000	1,549,887
Aon Corp., 2.80%, 5/15/30	2,149,000	2,037,675
Aon Corp./Aon Global Holdings PLC, 5.35%, 2/28/33	1,484,000	1,553,430
Chubb INA Holdings LLC, 5.00%, 3/15/34	2,229,000	2,295,105
Chubb INA Holdings LLC, Series 1, 6.50%, 5/15/38	8,240,000	9,459,638
Cincinnati Financial Corp., 6.125%, 11/1/34	4,750,000	5,143,938
Equitable Financial Life Global Funding, 5.00%, 3/27/30(2)	6,342,000	6,502,478
Hartford Insurance Group, Inc., 2.80%, 8/19/29	1,040,000	1,001,609
Hartford Insurance Group, Inc., 6.10%, 10/1/41	3,171,000	3,465,117
Marsh & McLennan Cos., Inc., 4.375%, 3/15/29	355,000	358,856
Marsh & McLennan Cos., Inc., 2.25%, 11/15/30	1,637,000	1,502,794
Marsh & McLennan Cos., Inc., 4.75%, 3/15/39	4,403,000	4,270,902
Principal Financial Group, Inc., 6.05%, 10/15/36	5,626,000	6,139,380
Progressive Corp., 6.625%, 3/1/29	745,000	802,992
Progressive Corp., 3.20%, 3/26/30	1,291,000	1,254,629
Progressive Corp., 6.25%, 12/1/32	2,654,000	2,952,710
Progressive Corp., 4.95%, 6/15/33	2,878,000	2,971,142
Prudential Financial, Inc., 5.20%, 3/14/35	2,637,000	2,703,057
Prudential Financial, Inc., 6.625%, 6/21/40	3,770,000	4,270,283
Prudential Financial, Inc., Series D, 5.70%, 12/14/36	1,673,000	1,769,539
Prudential Funding Asia PLC, 3.125%, 4/14/30	1,827,000	1,765,171
RenaissanceRe Holdings Ltd., 5.75%, 6/5/33	775,000	817,143
RenaissanceRe Holdings Ltd., 5.80%, 4/1/35	1,115,000	1,171,034
Travelers Cos., Inc., 6.25%, 6/15/37	7,989,000	8,955,244
Travelers Property Casualty Corp., 6.375%, 3/15/33	1,975,000	2,239,339
		83,169,419
Interactive Media and Services — 0.2%
Alphabet, Inc., 4.70%, 11/15/35	2,857,000	2,893,975
IT Services — 0.7%
International Business Machines Corp., 1.95%, 5/15/30	1,100,000	1,008,973
International Business Machines Corp., 5.00%, 2/10/32	245,000	252,446
International Business Machines Corp., 4.40%, 7/27/32	2,077,000	2,079,937
International Business Machines Corp., 5.60%, 11/30/39	2,794,000	2,910,050
Leidos, Inc., 4.375%, 5/15/30	2,137,000	2,145,286
Leidos, Inc., 5.75%, 3/15/33	145,000	154,021
VeriSign, Inc., 2.70%, 6/15/31	590,000	537,280
VeriSign, Inc., 5.25%, 6/1/32	2,960,000	3,031,217
		12,119,210
Life Sciences Tools and Services — 0.6%
Agilent Technologies, Inc., 2.75%, 9/15/29	560,000	536,856
Revvity, Inc., 3.30%, 9/15/29	1,369,000	1,328,660
Thermo Fisher Scientific, Inc., 4.98%, 8/10/30	2,597,000	2,702,800
Thermo Fisher Scientific, Inc., 4.20%, 3/1/31	500,000	503,895
Thermo Fisher Scientific, Inc., 4.95%, 11/21/32(1)	1,202,000	1,249,268
Thermo Fisher Scientific, Inc., 5.09%, 8/10/33	849,000	886,436
Thermo Fisher Scientific, Inc., 5.20%, 1/31/34(1)	527,000	554,067
Thermo Fisher Scientific, Inc., 5.40%, 8/10/43	1,999,000	2,047,108
		9,809,090
11

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
Machinery — 1.7%
Caterpillar, Inc., 5.20%, 5/15/35	$3,869,000	$4,054,641
Caterpillar, Inc., 5.20%, 5/27/41	2,501,000	2,563,614
Cummins, Inc., 4.70%, 2/15/31	6,065,000	6,243,026
Cummins, Inc., 5.15%, 2/20/34	2,408,000	2,512,859
Cummins, Inc., 5.30%, 5/9/35	1,950,000	2,045,916
IDEX Corp., 3.00%, 5/1/30	422,000	403,923
John Deere Capital Corp., 4.40%, 9/8/31	2,054,000	2,095,885
John Deere Capital Corp., 3.90%, 6/7/32	1,289,000	1,278,212
John Deere Capital Corp., 4.35%, 9/15/32	745,000	755,396
John Deere Capital Corp., Series 1, 5.05%, 6/12/34	623,000	649,399
John Deere Capital Corp., Series I, 5.15%, 9/8/33	1,265,000	1,337,881
Nordson Corp., 5.80%, 9/15/33	185,000	197,884
PACCAR Financial Corp., 5.00%, 3/22/34	2,918,000	3,037,534
Parker-Hannifin Corp., 4.20%, 11/21/34	838,000	827,867
		28,004,037
Media — 0.2%
Fox Corp., 5.48%, 1/25/39	1,942,000	1,932,231
Omnicom Group, Inc., 4.75%, 3/30/30	560,000	571,162
Omnicom Group, Inc., 5.375%, 6/15/33	410,000	424,330
		2,927,723
Metals and Mining — 0.9%
Barrick North America Finance LLC, 5.70%, 5/30/41	1,429,000	1,486,449
BHP Billiton Finance USA Ltd., 5.25%, 9/8/26	76,000	76,553
BHP Billiton Finance USA Ltd., 4.90%, 2/28/33	2,036,000	2,095,837
Freeport-McMoRan, Inc., 4.625%, 8/1/30	593,000	600,096
Freeport-McMoRan, Inc., 5.45%, 3/15/43	500,000	494,980
Kinross Gold Corp., 6.25%, 7/15/33	3,089,000	3,398,529
Newmont Corp., 5.875%, 4/1/35	2,472,000	2,691,794
Rio Tinto Finance USA PLC, 4.875%, 3/14/30	2,232,000	2,306,167
Steel Dynamics, Inc., 3.25%, 1/15/31	1,144,000	1,095,740
		14,246,145
Multi-Utilities — 0.7%
Consolidated Edison Co. of New York, Inc., Series 2005-A, 5.30%, 3/1/35	1,400,000	1,465,106
Consumers Energy Co., 4.625%, 5/15/33	3,441,000	3,493,715
Dominion Energy, Inc., 5.375%, 11/15/32	525,000	550,101
Dominion Energy, Inc., 5.95%, 6/15/35	1,869,000	2,011,146
NiSource, Inc., 3.60%, 5/1/30	970,000	951,911
San Diego Gas & Electric Co., 1.70%, 10/1/30	1,387,000	1,249,730
San Diego Gas & Electric Co., 5.40%, 4/15/35	1,717,000	1,789,939
Sempra, 6.00%, 10/15/39	640,000	676,358
		12,188,006
Oil, Gas and Consumable Fuels — 4.7%
Boardwalk Pipelines LP, 4.80%, 5/3/29	1,058,000	1,079,553
BP Capital Markets America, Inc., 4.87%, 11/25/29	1,961,000	2,026,094
BP Capital Markets America, Inc., 2.72%, 1/12/32	591,000	546,778
BP Capital Markets America, Inc., 4.81%, 2/13/33	1,061,000	1,087,833
BP Capital Markets America, Inc., 4.89%, 9/11/33	1,756,000	1,805,467
BP Capital Markets America, Inc., 4.99%, 4/10/34	1,205,000	1,241,153
BP Capital Markets America, Inc., 5.23%, 11/17/34	3,656,000	3,828,191
Canadian Natural Resources Ltd., 5.85%, 2/1/35	2,833,000	3,033,158
Cheniere Energy Partners LP, 5.95%, 6/30/33	260,000	278,976
12

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
Chevron USA, Inc., 4.85%, 10/15/35	$1,321,000	$1,357,510
Chevron USA, Inc., 6.00%, 3/1/41	4,074,000	4,542,572
ConocoPhillips, 6.50%, 2/1/39	2,117,000	2,417,210
ConocoPhillips Co., 6.80%, 3/15/32	225,000	251,607
ConocoPhillips Co., 6.60%, 10/1/37	992,000	1,136,667
DCP Midstream Operating LP, 8.125%, 8/16/30	3,397,000	3,957,786
Diamondback Energy, Inc., 5.15%, 1/30/30	680,000	706,089
Diamondback Energy, Inc., 5.40%, 4/18/34	541,000	562,757
Diamondback Energy, Inc., 5.55%, 4/1/35	1,821,000	1,906,149
Enbridge Energy Partners LP, Series B, 7.50%, 4/15/38	2,246,000	2,696,561
Enbridge, Inc., 5.70%, 3/8/33	430,000	457,146
Energy Transfer LP, 6.10%, 12/1/28	435,000	458,001
Energy Transfer LP, 5.25%, 4/15/29	185,000	191,112
Energy Transfer LP, 7.50%, 7/1/38	2,024,000	2,385,297
EOG Resources, Inc., 5.00%, 7/15/32	305,000	316,634
EQT Corp., 5.00%, 1/15/29	125,000	127,497
EQT Corp., 7.00%, 2/1/30	1,186,000	1,299,224
EQT Corp., 5.75%, 2/1/34	757,000	802,191
Equinor ASA, 7.25%, 9/23/27	1,205,000	1,269,925
Equinor ASA, 3.125%, 4/6/30	1,331,000	1,290,742
Exxon Mobil Corp., 4.23%, 3/19/40	850,000	793,181
Hess Corp., 7.30%, 8/15/31	950,000	1,099,317
Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	790,000	879,811
Kinder Morgan, Inc., 7.80%, 8/1/31	228,000	267,195
Kinder Morgan, Inc., 5.20%, 6/1/33	281,000	293,314
Kinder Morgan, Inc., 5.30%, 12/1/34	2,759,000	2,863,249
MPLX LP, 5.00%, 3/1/33	601,000	611,070
MPLX LP, 5.40%, 9/15/35	480,000	490,395
ONEOK, Inc., 3.40%, 9/1/29	219,000	214,218
ONEOK, Inc., 4.75%, 10/15/31	179,000	181,634
Phillips 66 Co., 5.30%, 6/30/33	1,005,000	1,044,911
Plains All American Pipeline LP/PAA Finance Corp., 6.65%, 1/15/37	3,893,000	4,315,433
Sabine Pass Liquefaction LLC, 5.90%, 9/15/37	1,385,656	1,476,410
Shell Finance U.S., Inc., 2.75%, 4/6/30	217,000	207,623
Shell Finance U.S., Inc., 4.75%, 1/6/36	4,300,000	4,334,877
Shell Finance U.S., Inc., 6.375%, 12/15/38(2)	991,000	1,124,623
Shell Finance U.S., Inc., 5.50%, 3/25/40(2)	805,000	840,702
Shell International Finance BV, 2.75%, 4/6/30	537,000	514,464
Shell International Finance BV, 5.50%, 3/25/40	400,000	421,536
Suncor Energy, Inc., 6.85%, 6/1/39	1,220,000	1,378,539
Targa Resources Corp., 4.90%, 9/15/30	300,000	308,173
Targa Resources Corp., 6.125%, 3/15/33	1,087,000	1,176,511
Targa Resources Corp., 6.50%, 3/30/34	860,000	952,854
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30	142,000	144,596
TransCanada PipeLines Ltd., 6.20%, 10/15/37	1,000,000	1,090,481
TransCanada PipeLines Ltd., 7.625%, 1/15/39	2,073,000	2,521,738
Valero Energy Corp., 5.15%, 2/15/30	2,497,000	2,588,633
Valero Energy Corp., 6.625%, 6/15/37	1,760,000	1,980,183
Williams Cos., Inc., 4.90%, 3/15/29	350,000	359,170
Williams Cos., Inc., 5.65%, 3/15/33	350,000	370,463
		77,905,184
13

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
Paper and Forest Products — 0.2%
Georgia-Pacific LLC, 8.875%, 5/15/31	$2,446,000	$2,982,631
Passenger Airlines — 0.0%
Southwest Airlines Co., 2.625%, 2/10/30(1)	526,000	493,818
United Airlines Pass-Through Trust, Class AA, 5.45%, 8/15/38	131,564	138,036
		631,854
Personal Care Products — 0.8%
Estee Lauder Cos., Inc., 4.65%, 5/15/33	473,000	480,711
Estee Lauder Cos., Inc., 5.00%, 2/14/34	2,150,000	2,221,307
Estee Lauder Cos., Inc., 6.00%, 5/15/37	2,982,000	3,295,220
Kenvue, Inc., 4.90%, 3/22/33	655,000	676,798
Unilever Capital Corp., 5.90%, 11/15/32	4,107,000	4,538,235
Unilever Capital Corp., 5.00%, 12/8/33	1,410,000	1,478,586
Unilever Capital Corp., 4.625%, 8/12/34	1,025,000	1,043,011
		13,733,868
Pharmaceuticals — 3.0%
Astrazeneca Finance LLC, 2.25%, 5/28/31	1,181,000	1,082,882
Astrazeneca Finance LLC, 4.875%, 3/3/33	1,365,000	1,420,685
Astrazeneca Finance LLC, 5.00%, 2/26/34	345,000	359,241
AstraZeneca PLC, 1.375%, 8/6/30	295,000	264,780
AstraZeneca PLC, 6.45%, 9/15/37	1,262,000	1,448,144
Bristol-Myers Squibb Co., 5.75%, 2/1/31	591,000	635,397
Bristol-Myers Squibb Co., 5.10%, 2/22/31	2,242,000	2,345,487
Bristol-Myers Squibb Co., 2.95%, 3/15/32	1,022,000	956,328
Bristol-Myers Squibb Co., 5.90%, 11/15/33	782,000	859,167
Bristol-Myers Squibb Co., 5.20%, 2/22/34	4,009,000	4,197,380
Eli Lilly & Co., 4.70%, 2/27/33	650,000	669,048
Eli Lilly & Co., 4.70%, 2/9/34	400,000	409,386
GlaxoSmithKline Capital, Inc., 4.50%, 4/15/30	2,522,000	2,579,721
GlaxoSmithKline Capital, Inc., 5.375%, 4/15/34	1,747,000	1,873,307
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	5,915,000	6,747,566
Johnson & Johnson, 3.625%, 3/3/37	1,105,000	1,018,784
Johnson & Johnson, 5.85%, 7/15/38	3,349,000	3,739,692
Merck & Co., Inc., 4.15%, 3/15/31	250,000	251,758
Merck & Co., Inc., 4.50%, 5/17/33	781,000	796,157
Merck & Co., Inc., 6.50%, 12/1/33	4,211,000	4,810,498
Merck & Co., Inc., 2.35%, 6/24/40	905,000	665,927
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	2,509,000	2,769,427
Novartis Capital Corp., 4.20%, 9/18/34	1,310,000	1,300,426
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	175,000	178,691
Pfizer, Inc., 4.00%, 12/15/36(1)	450,000	426,915
Pfizer, Inc., 7.20%, 3/15/39	1,020,000	1,232,731
Royalty Pharma PLC, 2.20%, 9/2/30	2,378,000	2,185,657
Royalty Pharma PLC, 2.15%, 9/2/31	485,000	433,639
Wyeth LLC, 6.50%, 2/1/34	1,573,000	1,782,643
Wyeth LLC, 5.95%, 4/1/37	1,760,000	1,925,777
		49,367,241
Professional Services — 0.5%
Automatic Data Processing, Inc., 4.45%, 9/9/34	795,000	794,858
Paychex, Inc., 5.35%, 4/15/32	2,488,000	2,552,746
Paychex, Inc., 1, 5.60%, 4/15/35	1,947,000	1,996,854
Verisk Analytics, Inc., 5.25%, 3/15/35	2,793,000	2,839,526
		8,183,984
14

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
Real Estate Management and Development — 0.3%
CBRE Services, Inc., 2.50%, 4/1/31	$3,327,000	$3,039,737
CBRE Services, Inc., 5.95%, 8/15/34	1,793,000	1,918,255
		4,957,992
Residential REITs — 1.1%
AvalonBay Communities, Inc., 3.30%, 6/1/29	195,000	191,514
AvalonBay Communities, Inc., 4.35%, 12/1/30	1,755,000	1,772,799
AvalonBay Communities, Inc., 5.00%, 2/15/33	4,058,000	4,206,274
AvalonBay Communities, Inc., 5.35%, 6/1/34	3,113,000	3,274,161
Camden Property Trust, 2.80%, 5/15/30	2,053,000	1,954,781
UDR, Inc., 3.00%, 8/15/31	2,435,000	2,283,738
UDR, Inc., 2.10%, 8/1/32	2,736,000	2,385,194
UDR, Inc., 1.90%, 3/15/33	2,159,000	1,814,541
		17,883,002
Retail REITs — 0.4%
Kimco Realty OP LLC, 2.80%, 10/1/26	280,000	278,243
Kimco Realty OP LLC, 6.40%, 3/1/34	465,000	518,342
Realty Income Corp., 4.00%, 7/15/29	490,000	490,769
Realty Income Corp., 3.25%, 1/15/31	1,379,000	1,324,839
Realty Income Corp., 5.625%, 10/13/32	1,507,000	1,611,585
Realty Income Corp., 5.125%, 4/15/35	2,203,000	2,267,564
		6,491,342
Semiconductors and Semiconductor Equipment — 1.4%
Advanced Micro Devices, Inc., 3.92%, 6/1/32(1)	886,000	878,848
Analog Devices, Inc., 5.05%, 4/1/34	1,065,000	1,113,857
Applied Materials, Inc., 5.85%, 6/15/41	3,861,000	4,190,589
Broadcom, Inc., 4.30%, 11/15/32	3,072,000	3,062,516
Broadcom, Inc., 2.60%, 2/15/33	776,000	691,031
Broadcom, Inc., 4.93%, 5/15/37(2)	1,879,000	1,880,270
KLA Corp., 4.65%, 7/15/32	2,323,000	2,382,986
KLA Corp., 4.70%, 2/1/34	530,000	538,255
Marvell Technology, Inc., 2.95%, 4/15/31	2,098,000	1,961,743
Marvell Technology, Inc., 5.45%, 7/15/35	465,000	484,286
Micron Technology, Inc., 5.875%, 2/9/33	550,000	592,516
NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, 1/15/33	280,000	286,642
QUALCOMM, Inc., 2.15%, 5/20/30	190,000	176,792
QUALCOMM, Inc., 4.25%, 5/20/32	654,000	658,617
QUALCOMM, Inc., 4.75%, 5/20/32	285,000	293,050
QUALCOMM, Inc., 4.65%, 5/20/35	2,128,000	2,153,532
Texas Instruments, Inc., 4.90%, 3/14/33	835,000	867,745
Texas Instruments, Inc., 4.85%, 2/8/34	771,000	796,467
		23,009,742
Software — 0.5%
Atlassian Corp., 5.50%, 5/15/34	180,000	179,720
Autodesk, Inc., 2.85%, 1/15/30	2,016,000	1,921,001
Intuit, Inc., 5.20%, 9/15/33	560,000	580,938
Microsoft Corp., 3.50%, 2/12/35(1)	1,148,000	1,091,470
Microsoft Corp., 3.45%, 8/8/36	2,058,000	1,901,425
Oracle Corp., 3.85%, 7/15/36	1,352,000	1,153,563
Oracle Corp., 6.50%, 4/15/38	1,000,000	1,037,096
		7,865,213
15

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
Specialized REITs — 0.8%
American Tower Corp., 2.90%, 1/15/30	$1,282,000	$1,225,411
American Tower Corp., 4.90%, 3/15/30	940,000	966,197
American Tower Corp., 2.10%, 6/15/30	171,000	157,064
American Tower Corp., 5.65%, 3/15/33	260,000	276,398
American Tower Corp., 5.55%, 7/15/33	1,091,000	1,152,388
American Tower Corp., 5.35%, 3/15/35	2,615,000	2,716,294
Crown Castle, Inc., 5.60%, 6/1/29	700,000	729,327
Crown Castle, Inc., 3.10%, 11/15/29	355,000	341,104
Crown Castle, Inc., 2.10%, 4/1/31	1,855,000	1,655,460
Crown Castle, Inc., 5.10%, 5/1/33	343,000	349,680
Public Storage Operating Co., 2.30%, 5/1/31	1,154,000	1,059,685
Public Storage Operating Co., 2.25%, 11/9/31	554,000	502,039
VICI Properties LP, 5.625%, 4/1/35	1,703,000	1,753,281
Weyerhaeuser Co., 4.00%, 11/15/29	540,000	537,663
		13,421,991
Specialty Retail — 1.0%
AutoZone, Inc., 4.75%, 2/1/33	735,000	744,092
AutoZone, Inc., 5.20%, 8/1/33	2,651,000	2,754,228
Home Depot, Inc., 4.75%, 6/25/29	294,000	302,841
Home Depot, Inc., 1.375%, 3/15/31	500,000	440,487
Home Depot, Inc., 4.85%, 6/25/31	1,300,000	1,355,156
Home Depot, Inc., 4.95%, 6/25/34	2,438,000	2,520,661
Home Depot, Inc., 5.875%, 12/16/36	4,259,000	4,662,864
Home Depot, Inc., 5.95%, 4/1/41	1,916,000	2,090,314
Lowe's Cos., Inc., 5.50%, 10/15/35	2,254,000	2,384,693
		17,255,336
Technology Hardware, Storage and Peripherals — 0.7%
Apple, Inc., 4.50%, 2/23/36(1)	775,000	793,577
Dell International LLC/EMC Corp., 6.20%, 7/15/30	125,000	134,336
Dell International LLC/EMC Corp., 5.75%, 2/1/33	1,988,000	2,111,663
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	781,000	792,254
Hewlett Packard Enterprise Co., 6.20%, 10/15/35(1)	2,074,000	2,249,160
HP, Inc., 2.65%, 6/17/31	365,000	330,773
HP, Inc., 4.20%, 4/15/32(1)	726,000	705,517
HP, Inc., 5.50%, 1/15/33(1)	822,000	844,914
NetApp, Inc., 5.50%, 3/17/32	2,915,000	3,039,477
		11,001,671
Transportation Infrastructure — 0.1%
Aon North America, Inc., 5.15%, 3/1/29	1,000,000	1,031,476
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.875%, 8/20/35	713,666	636,013
		1,667,489
Water Utilities — 0.3%
American Water Capital Corp., 2.30%, 6/1/31	2,054,000	1,881,029
American Water Capital Corp., 5.25%, 3/1/35	2,295,000	2,387,282
		4,268,311
Wireless Telecommunication Services — 0.6%
Rogers Communications, Inc., 5.30%, 2/15/34	850,000	868,929
T-Mobile USA, Inc., 2.55%, 2/15/31	1,308,000	1,211,076
T-Mobile USA, Inc., 2.25%, 11/15/31	1,341,000	1,204,615
T-Mobile USA, Inc., 5.125%, 5/15/32	1,679,000	1,744,562
Vodafone Group PLC, 6.25%, 11/30/32	800,000	881,423
16

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
Vodafone Group PLC, 6.15%, 2/27/37	$2,882,000	$3,178,955
Vodafone Group PLC, 5.00%, 5/30/38(1)	1,312,000	1,318,263
		10,407,823
TOTAL CORPORATE BONDS (Cost $1,020,909,922)		1,038,364,967
U.S. TREASURY SECURITIES — 24.0%
U.S. Treasury Bonds, 4.50%, 8/15/39	3,575,700	3,671,099
U.S. Treasury Bonds, 1.125%, 8/15/40	7,644,700	4,972,191
U.S. Treasury Bonds, 1.375%, 11/15/40	7,240,000	4,864,799
U.S. Treasury Bonds, 2.00%, 11/15/41	7,845,000	5,663,875
U.S. Treasury Bonds, 2.75%, 8/15/42	7,240,000	5,777,576
U.S. Treasury Bonds, 3.125%, 2/15/43	5,560,000	4,645,641
U.S. Treasury Bonds, 2.875%, 5/15/43	6,030,000	4,837,426
U.S. Treasury Bonds, 3.125%, 8/15/44	9,000,000	7,374,726
U.S. Treasury Bonds, 3.00%, 11/15/44	8,750,000	7,008,545
U.S. Treasury Bonds, 2.50%, 2/15/45	9,330,000	6,850,990
U.S. Treasury Bonds, 2.875%, 8/15/45	8,350,000	6,493,756
U.S. Treasury Notes, 4.50%, 3/31/26	13,700,000	13,707,848
U.S. Treasury Notes, 0.75%, 4/30/26	14,860,000	14,788,158
U.S. Treasury Notes, 4.875%, 4/30/26	10,040,000	10,058,847
U.S. Treasury Notes, 0.75%, 5/31/26	7,100,000	7,048,736
U.S. Treasury Notes, 0.875%, 6/30/26	5,050,000	5,003,787
U.S. Treasury Notes, 3.875%, 5/31/27	8,310,000	8,350,252
U.S. Treasury Notes, 3.875%, 7/15/28	14,010,000	14,165,697
U.S. Treasury Notes, 1.125%, 8/31/28	15,290,000	14,471,149
U.S. Treasury Notes, 1.25%, 9/30/28	17,090,000	16,195,779
U.S. Treasury Notes, 1.375%, 10/31/28	16,740,000	15,890,903
U.S. Treasury Notes, 1.50%, 11/30/28	16,510,000	15,699,978
U.S. Treasury Notes, 1.375%, 12/31/28	12,650,000	11,969,815
U.S. Treasury Notes, 3.50%, 1/15/29	16,000,000	16,050,625
U.S. Treasury Notes, 4.00%, 1/31/29	14,590,000	14,835,921
U.S. Treasury Notes, 2.625%, 2/15/29	12,340,000	12,075,606
U.S. Treasury Notes, 2.375%, 3/31/29	11,760,000	11,409,956
U.S. Treasury Notes, 4.50%, 5/31/29	10,720,000	11,076,984
U.S. Treasury Notes, 1.50%, 2/15/30	9,400,000	8,729,883
U.S. Treasury Notes, 0.625%, 5/15/30	11,220,000	9,980,321
U.S. Treasury Notes, 4.125%, 8/31/30(3)	10,210,000	10,473,227
U.S. Treasury Notes, 3.75%, 12/31/30	13,060,000	13,192,130
U.S. Treasury Notes, 4.25%, 2/28/31	11,645,000	12,025,055
U.S. Treasury Notes, 1.875%, 2/15/32	10,000,000	9,063,672
U.S. Treasury Notes, 2.875%, 5/15/32	12,270,000	11,738,460
U.S. Treasury Notes, 2.75%, 8/15/32	15,760,000	14,921,827
U.S. Treasury Notes, 3.50%, 2/15/33	10,560,000	10,416,450
U.S. Treasury Notes, 4.25%, 5/15/35	8,254,400	8,467,531
U.S. Treasury Notes, 4.25%, 8/15/35	7,500,000	7,687,500
U.S. Treasury Notes, 4.125%, 2/15/36	4,350,000	4,408,113
TOTAL U.S. TREASURY SECURITIES (Cost $391,284,024)		396,064,834
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 19.5%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 19.5%
GNMA, 3.50%, TBA(4)	17,500,000	16,373,221
GNMA, 3.50%, TBA	6,000,000	5,632,426
GNMA, 3.50%, TBA	6,000,000	5,612,270
17

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
GNMA, 4.50%, TBA	$7,500,000	$7,403,906
GNMA, 4.50%, TBA(4)	2,500,000	2,471,289
GNMA, 4.50%, TBA(4)	2,000,000	1,972,812
GNMA, 5.00%, TBA(4)	21,000,000	21,045,819
GNMA, 5.00%, TBA(4)	14,000,000	14,050,780
GNMA, 5.00%, TBA(4)	12,500,000	12,509,695
GNMA, 5.50%, TBA(4)	20,000,000	20,238,041
GNMA, 5.50%, TBA	10,000,000	10,129,177
UMBS, 2.00%, TBA(4)	6,000,000	5,592,698
UMBS, 2.00%, TBA	3,500,000	3,262,270
UMBS, 3.50%, TBA(4)	14,000,000	13,189,192
UMBS, 3.50%, TBA(4)	12,000,000	11,310,178
UMBS, 3.50%, TBA	5,000,000	4,890,756
UMBS, 4.00%, TBA(4)	40,000,000	38,764,721
UMBS, 4.00%, TBA	10,000,000	9,720,477
UMBS, 4.00%, TBA	6,000,000	5,949,585
UMBS, 4.00%, TBA	5,000,000	4,954,667
UMBS, 4.00%, TBA(4)	1,000,000	968,337
UMBS, 4.50%, TBA(4)	24,000,000	23,738,030
UMBS, 4.50%, TBA(4)	15,000,000	14,822,206
UMBS, 4.50%, TBA(4)	9,000,000	9,039,065
UMBS, 5.00%, TBA(4)	14,000,000	14,066,077
UMBS, 5.00%, TBA(4)	10,000,000	10,035,870
UMBS, 5.00%, TBA(4)	5,000,000	5,012,076
UMBS, 5.50%, TBA(4)	15,000,000	15,242,836
UMBS, 5.50%, TBA(4)	15,000,000	15,230,531
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $320,405,537)		323,229,008
U.S. GOVERNMENT AGENCY SECURITIES — 1.1%
Federal Farm Credit Banks Funding Corp., 4.375%, 6/23/26	750,000	751,472
Federal Farm Credit Banks Funding Corp., 3.625%, 9/15/26	1,000,000	999,815
FHLB, 1.05%, 8/13/26	500,000	494,427
FHLB, 4.00%, 10/9/26	450,000	451,096
FHLB, 4.625%, 11/17/26	1,450,000	1,460,015
FHLB, 1.25%, 12/21/26	1,250,000	1,227,920
FHLB, 3.25%, 6/9/28	500,000	499,061
FHLB, 3.25%, 11/16/28	820,000	818,268
FHLMC, 0.80%, 10/27/26	1,000,000	981,961
FHLMC, 6.75%, 9/15/29	260,000	288,799
FHLMC, 6.75%, 3/15/31	1,241,000	1,423,980
FHLMC, 6.25%, 7/15/32	949,000	1,084,491
FNMA, 2.125%, 4/24/26	957,000	954,716
FNMA, 1.875%, 9/24/26	1,457,000	1,442,547
FNMA, 6.25%, 5/15/29	485,000	526,527
FNMA, 7.25%, 5/15/30	610,000	699,491
FNMA, 6.625%, 11/15/30	597,000	677,011
Tennessee Valley Authority, 3.875%, 3/15/28	1,218,000	1,231,171
Tennessee Valley Authority, 7.125%, 5/1/30	1,092,000	1,242,271
Tennessee Valley Authority, 1.50%, 9/15/31	500,000	446,614
Tennessee Valley Authority, 4.875%, 5/15/35	650,000	686,129
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $18,209,457)		18,387,782
18

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Canada — 0.1%
Export Development Canada, 3.875%, 2/14/28	$1,045,000	$1,053,603
Export Development Canada, 4.125%, 2/13/29	665,000	678,113
		1,731,716
Sweden — 0.0%
Svensk Exportkredit AB, 2.25%, 3/22/27	450,000	444,034
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,159,404)		2,175,750
SHORT-TERM INVESTMENTS — 11.0%
Money Market Funds — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class(5)	1,437,215	1,437,215
State Street Navigator Securities Lending Government Money Market Portfolio(6)	17,312,698	17,312,698
		18,749,913
Treasury Bills(7) — 9.9%
U.S. Treasury Bills, 3.71%, 3/5/26	$10,000,000	9,996,963
U.S. Treasury Bills, 3.69%, 3/10/26	25,000,000	24,978,751
U.S. Treasury Bills, 3.72%, 3/26/26	11,000,000	10,973,406
U.S. Treasury Bills, 3.71%, 3/31/26	25,000,000	24,927,114
U.S. Treasury Bills, 3.72%, 4/2/26	20,000,000	19,937,656
U.S. Treasury Bills, 3.71%, 4/7/26	25,000,000	24,909,406
U.S. Treasury Bills, 3.70%, 4/9/26	10,000,000	9,961,815
U.S. Treasury Bills, 3.71%, 4/14/26	25,000,000	24,891,753
U.S. Treasury Bills, 3.72%, 4/16/26	11,000,000	10,950,266
U.S. Treasury Bills, 3.70%, 4/21/26	2,000,000	1,989,958
		163,517,088
TOTAL SHORT-TERM INVESTMENTS (Cost $182,249,689)		182,267,001
TOTAL INVESTMENT SECURITIES — 118.5% (Cost $1,935,218,033)		1,960,489,342
OTHER ASSETS AND LIABILITIES — (18.5)%		(306,636,871)
TOTAL NET ASSETS — 100.0%		$1,653,852,471

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	15	June 2026	$1,777,031	$15,908
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 45	Sell	1.00%	12/20/30	$30,000,000	$612,173	$28,886	$641,059
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

19

Schedule of Investments - Avantis Core Fixed Income ETF

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $16,787,859. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $19,036,339, which represented 1.2% of total net assets.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $883,159.
(4)Collateral has been received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of securities received was $1,176,613.
(5)Includes securities purchased with cash collateral received at the custodian bank for collateral requirements on forward commitments. At the period end, the aggregate value of cash deposits received was $943,221.
(6)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $17,312,698.
(7)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$1,038,364,967	—
U.S. Treasury Securities	—	396,064,834	—
U.S. Government Agency Mortgage-Backed Securities	—	323,229,008	—
U.S. Government Agency Securities	—	18,387,782	—
Sovereign Governments and Agencies	—	2,175,750	—
Short-Term Investments	$18,749,913	163,517,088	—
	$18,749,913	$1,941,739,429	—
Other Financial Instruments
Futures Contracts	$15,908	—	—
Swap Agreements	—	$641,059	—
	$15,908	$641,059	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Credit	Interest Rate	Total
Asset Derivatives:
Receivable for variation margin on futures contracts*	—	$8,906	$8,906
Liability Derivatives:
Payable for variation margin on swap agreements*	$30,631	—	$30,631
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

20

Schedule of Investments - Avantis Core Fixed Income ETF

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended February 28, 2026.

	Type of Risk Exposure
	Credit	Interest Rate	Total
Net realized gain (loss) on:
Futures contract transactions	—	$100,298	$100,298
Swap agreement transactions	$197,466	—	197,466
			$297,764
Change in net unrealized appreciation (depreciation) on:
Futures contracts	—	$4,799	$4,799
Swap agreements	$(120,425)	—	(120,425)
			$(115,626)

See Notes to Financial Statements.
21

Schedule of Investments - Avantis Core Municipal Fixed Income ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 98.6%
Alabama — 1.4%
Alabama Public School & College Authority Rev., 5.00%, 11/1/37	$200,000	$219,104
Alabama Public School & College Authority Rev., 4.00%, 11/1/38	150,000	154,831
Alabama Public School & College Authority Rev., 5.00%, 11/1/39	250,000	271,705
Alabama Public School & College Authority Rev., 4.00%, 11/1/40	700,000	715,913
Birmingham Regional Water Works Rev., 4.00%, 1/1/41	300,000	301,001
Jefferson County Sewer Rev., 5.00%, 10/1/31	200,000	225,182
Jefferson County Sewer Rev., 5.00%, 10/1/32	240,000	274,068
Jefferson County Sewer Rev., 5.00%, 10/1/33	45,000	51,981
		2,213,785
Arizona — 0.2%
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/35	70,000	73,238
Salt River Project Agricultural Improvement & Power District Rev., 4.00%, 1/1/39	200,000	205,486
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/39	65,000	67,503
		346,227
California — 11.1%
California Educational Facilities Authority Rev., (Chapman University), 4.00%, 4/1/47 (GA: Brandman University)	445,000	429,849
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/42	500,000	505,801
California Infrastructure & Economic Development Bank Rev., (University of California), 5.00%, 5/15/42	160,000	166,071
California State Public Works Board Rev., (State of California), 5.00%, 4/1/45	475,000	522,406
California State University Rev., 5.00%, 11/1/36	200,000	200,815
Coast Community College District GO, Capital Appreciation, 0.00%, 8/1/27 (AG)(1)	50,000	48,468
Eastern Municipal Water District Financing Authority Rev., (Eastern Municipal Water District), 4.00%, 7/1/38	60,000	62,878
Fresno Unified School District GO, 4.00%, 8/1/41	300,000	300,347
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 4.00%, 12/1/40	210,000	210,071
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 20), 4.00%, 10/1/42	300,000	300,623
Los Angeles Department of Airports Rev., 4.00%, 5/15/40	75,000	77,355
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	65,000	70,579
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/28	275,000	292,095
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/31	205,000	231,953
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/31	1,130,000	1,278,571
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/32	915,000	1,052,792
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/33	120,000	126,475
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/34	270,000	318,364
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/34	535,000	630,832
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/46	385,000	402,570
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/31	150,000	169,722
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/32	750,000	862,944
Los Angeles Department of Water & Power System Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/40	75,000	80,262
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/32	1,005,000	1,156,346
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/39	400,000	459,032
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/40	125,000	137,427
Los Angeles Unified School District GO, 3.00%, 7/1/35	45,000	45,246
22

Schedule of Investments - Avantis Core Municipal Fixed Income ETF

	Principal Amount/Shares	Value
Los Angeles Unified School District GO, 4.00%, 7/1/40	$70,000	$72,363
Los Angeles Unified School District GO, 3.00%, 7/1/45	150,000	125,050
Municipal Improvement Corp. of Los Angeles Rev., (City of Los Angeles CA), 5.00%, 11/1/31	180,000	183,068
Municipal Improvement Corp. of Los Angeles Rev., (City of Los Angeles CA), 4.00%, 11/1/33	225,000	226,656
Municipal Improvement Corp. of Los Angeles Rev., (City of Los Angeles CA), 4.00%, 11/1/35	100,000	100,500
Riverside County Transportation Commission Rev., 4.00%, 6/1/40	150,000	152,482
Riverside Unified School District GO, 4.00%, 8/1/42	675,000	677,561
Sacramento Municipal Utility District Rev., 5.00%, 8/15/39	50,000	54,038
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/42	250,000	251,051
Silicon Valley Clean Water Rev., 0.50%, 3/1/26	1,000,000	1,000,000
State of California GO, 5.00%, 4/1/26	120,000	120,287
State of California GO, 5.00%, 4/1/27	265,000	273,708
State of California GO, 3.00%, 9/1/29	260,000	260,093
State of California GO, 5.00%, 4/1/31	90,000	103,037
State of California GO, 5.00%, 9/1/31	50,000	50,728
State of California GO, 4.00%, 9/1/32	110,000	110,792
State of California GO, 4.00%, 9/1/33	60,000	60,404
State of California GO, 4.00%, 9/1/33	300,000	302,018
State of California GO, 4.00%, 9/1/33	455,000	458,061
State of California GO, 5.00%, 8/1/34	20,000	20,042
State of California GO, 3.00%, 10/1/35	300,000	302,095
State of California GO, 4.00%, 10/1/35	200,000	214,392
State of California GO, 4.00%, 3/1/36	140,000	147,658
State of California GO, 4.00%, 10/1/36	50,000	52,004
State of California GO, 4.00%, 8/1/37	100,000	101,368
State of California GO, 4.00%, 10/1/39	200,000	205,550
State of California GO, 4.00%, 9/1/43	210,000	216,037
Sweetwater Union High School District GO, 4.00%, 8/1/42	505,000	505,065
University of California Rev., 5.00%, 5/15/36	65,000	66,999
University of California Rev., 4.00%, 5/15/40	310,000	320,963
Vernon Electric System Rev., 5.00%, 4/1/28	575,000	603,742
		17,477,706
Colorado — 1.2%
E-470 Public Highway Authority Rev., Capital Appreciation, 0.00%, 9/1/30 (NPFG)(1)	80,000	71,575
State of Colorado COP, 5.00%, 3/15/32	130,000	133,530
State of Colorado COP, 4.00%, 12/15/35	50,000	52,418
State of Colorado COP, 4.00%, 12/15/40	1,500,000	1,549,795
University of Colorado Rev., 4.00%, 6/1/43	80,000	80,173
		1,887,491
Connecticut — 2.3%
Connecticut State Health & Educational Facilities Authority Rev., (Quinnipiac University), 4.125%, 7/1/41	275,000	275,090
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/42	400,000	407,045
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 4.00%, 7/1/45	350,000	340,484
State of Connecticut GO, 4.00%, 1/15/32	125,000	136,633
State of Connecticut GO, 5.00%, 10/15/34	50,000	50,776
State of Connecticut GO, 4.00%, 1/15/37	75,000	79,104
State of Connecticut GO, 4.00%, 1/15/38	170,000	178,060
State of Connecticut GO, 5.00%, 3/15/38	100,000	116,929
State of Connecticut GO, 4.00%, 4/15/38	225,000	230,693
State of Connecticut, Special Tax Rev., 5.00%, 9/1/28	55,000	55,764
State of Connecticut, Special Tax Rev., 4.00%, 5/1/36	665,000	695,076
State of Connecticut, Special Tax Rev., 4.00%, 11/1/39	70,000	72,629
23

Schedule of Investments - Avantis Core Municipal Fixed Income ETF

	Principal Amount/Shares	Value
State of Connecticut, Special Tax Rev., 3.125%, 5/1/40	$75,000	$71,268
State of Connecticut, Special Tax Rev., 4.00%, 5/1/40	500,000	515,272
State of Connecticut, Special Tax Rev., 5.00%, 5/1/41	210,000	228,231
University of Connecticut Rev., 4.00%, 4/15/38	95,000	96,479
		3,549,533
District of Columbia — 3.2%
District of Columbia GO, 5.00%, 6/1/35	265,000	272,830
District of Columbia GO, 5.00%, 6/1/36	100,000	102,822
District of Columbia GO, 4.00%, 6/1/37	100,000	101,007
District of Columbia GO, 5.00%, 6/1/37	100,000	102,668
District of Columbia Rev., 4.00%, 3/1/37	360,000	373,725
District of Columbia Rev., 5.00%, 3/1/38	100,000	107,807
District of Columbia Rev., 4.00%, 3/1/40	1,315,000	1,345,111
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/32	150,000	154,048
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/34	450,000	461,207
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/36	200,000	205,584
Washington Metropolitan Area Transit Authority Rev., 3.00%, 7/15/36	125,000	122,888
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/37	85,000	92,222
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/38	480,000	496,407
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/39	165,000	169,749
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/40	390,000	397,766
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/42	585,000	595,888
		5,101,729
Florida — 7.5%
Broward County Airport System Rev., 4.00%, 10/1/42	910,000	910,103
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/42	480,000	484,180
Cape Coral Water & Sewer Rev., 5.00%, 10/1/39	105,000	107,794
Central Florida Expressway Authority Rev., 4.00%, 7/1/31	100,000	100,442
Central Florida Expressway Authority Rev., 3.25%, 7/1/36	60,000	60,015
Central Florida Expressway Authority Rev., 4.00%, 7/1/37	150,000	150,375
Central Florida Expressway Authority Rev., 4.00%, 7/1/38	65,000	65,119
Central Florida Expressway Authority Rev., 4.00%, 7/1/39	250,000	250,452
Central Florida Expressway Authority Rev., 4.00%, 7/1/41	135,000	135,195
Florida Department of Management Services COP, 5.00%, 11/1/26	75,000	76,411
Florida Municipal Power Agency Rev., (Florida Municipal Power Agency All-Requirements Power Supply Project), 5.00%, 10/1/28	160,000	162,528
Fort Lauderdale Water & Sewer Rev., 4.00%, 9/1/43	275,000	275,788
Gainesville Utilities System Rev., 5.00%, 10/1/37	55,000	56,826
JEA Water & Sewer System Rev., 4.00%, 10/1/39	300,000	301,274
Lakeland Department of Electric Utilities Rev., 5.25%, 10/1/36	110,000	128,943
Miami Beach Rev., 5.00%, 9/1/40	2,500,000	2,503,139
Miami-Dade County GO, 5.00%, 7/1/38	100,000	100,656
Miami-Dade County GO, 4.00%, 7/1/42	500,000	500,110
Miami-Dade County Aviation Rev., 5.00%, 10/1/28	135,000	137,139
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 4.00%, 4/1/45	485,000	473,036
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/39	250,000	250,110
Miami-Dade County Transit System Rev., 4.00%, 7/1/38	295,000	295,694
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/27	100,000	104,581
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/35	920,000	935,607
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/36	500,000	507,508
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/38	140,000	141,703
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/46	650,000	621,318
24

Schedule of Investments - Avantis Core Municipal Fixed Income ETF

	Principal Amount/Shares	Value
Orange County Convention Center/Orlando Rev., 4.00%, 10/1/34	$115,000	$115,689
Orange County Convention Center/Orlando Rev., 4.00%, 10/1/36	50,000	50,234
Orange County Convention Center/Orlando Rev., 4.00%, 10/1/36	150,000	150,703
Orange County School Board COP, 5.00%, 8/1/34	55,000	65,135
Palm Beach County School District COP, 5.00%, 8/1/27	220,000	228,776
Port State Lucie Utility System Rev., 4.00%, 9/1/36	130,000	130,522
School Board of Miami-Dade County COP, 5.00%, 2/1/27	80,000	80,168
School Board of Miami-Dade County COP, 5.00%, 2/1/29	60,000	60,128
School Board of Miami-Dade County COP, 5.00%, 5/1/29	200,000	217,239
School Board of Miami-Dade County COP, 5.00%, 5/1/32	30,000	34,656
School District of Broward County COP, 5.00%, 7/1/27	235,000	243,134
Tampa-Hillsborough County Expressway Authority Rev., 4.00%, 7/1/42	650,000	653,260
		11,865,690
Georgia — 2.3%
Atlanta Water & Wastewater Rev., 5.00%, 11/1/40	1,150,000	1,153,559
DeKalb County Water & Sewerage Rev., 5.25%, 10/1/32 (AG)	75,000	76,293
Fulton County Water & Sewerage Rev., 3.00%, 1/1/40	150,000	140,445
Gwinnett County School District GO, 4.00%, 2/1/37	200,000	209,943
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/37	45,000	44,479
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/39	260,000	250,405
Private Colleges & Universities Authority Rev., (Emory University), 5.00%, 9/1/33	85,000	100,151
Private Colleges & Universities Authority Rev., (Emory University), 5.00%, 9/1/33	120,000	141,389
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/38	250,000	256,586
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 10/1/38	110,000	110,217
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/39	50,000	50,988
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/41	235,000	237,427
State of Georgia GO, 4.00%, 7/1/36	855,000	881,021
		3,652,903
Hawaii — 0.2%
City & County Honolulu Wastewater System Rev., 3.00%, 7/1/41	90,000	83,399
City & County Honolulu Wastewater System Rev., 4.00%, 7/1/42	160,000	161,048
State of Hawaii GO, 5.00%, 1/1/38	75,000	78,017
		322,464
Idaho — 0.3%
Idaho Housing & Finance Association Rev., 5.00%, 7/15/29	110,000	119,730
Idaho Housing & Finance Association Rev., 4.00%, 7/15/38	160,000	164,151
Idaho State Building Authority Rev., (State of Idaho Sales Tax), 5.00%, 6/1/34	110,000	131,215
		415,096
Illinois — 4.0%
Chicago O'Hare International Airport Rev., 4.00%, 1/1/37	100,000	102,619
Cook County Sales Tax Rev., 4.00%, 11/15/39	1,000,000	1,013,029
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/40	135,000	135,084
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 4.00%, 7/1/37	225,000	233,225
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 4.00%, 7/1/38	90,000	92,864
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/38	655,000	656,037
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/40	135,000	135,336
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/41	75,000	75,508
Illinois State Toll Highway Authority Rev., 4.00%, 1/1/42	135,000	136,040
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/43	190,000	204,942
Illinois State Toll Highway Authority Rev., 4.00%, 1/1/46	845,000	797,091
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/46	575,000	606,210
25

Schedule of Investments - Avantis Core Municipal Fixed Income ETF

	Principal Amount/Shares	Value
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), 4.00%, 12/15/42	$570,000	$563,238
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), 4.00%, 12/15/47	255,000	228,171
Northern Illinois Municipal Power Agency Rev., 4.00%, 12/1/41	100,000	100,233
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/27	55,000	56,237
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/35	215,000	251,392
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/37 (BAM)	150,000	160,832
Sales Tax Securitization Corp. Rev., 4.00%, 1/1/40 (BAM)	355,000	358,054
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/43	220,000	226,069
State of Illinois GO, 5.00%, 3/1/27	100,000	102,599
		6,234,810
Indiana — 0.5%
Indiana Finance Authority Rev., (CWA Authority, Inc.), 4.00%, 10/1/36	390,000	410,045
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/33	110,000	126,101
Indiana Municipal Power Agency Rev., 5.00%, 1/1/33	50,000	50,445
Indiana Municipal Power Agency Rev., 4.00%, 1/1/42	200,000	200,302
		786,893
Kentucky — 0.3%
Kentucky Asset Liability Commission Rev., 5.00%, 9/1/26	135,000	136,863
Kentucky State Property & Building Commission Rev., (Commonwealth of Kentucky), 5.00%, 4/1/35	265,000	316,261
		453,124
Louisiana — 0.7%
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/28	560,000	580,007
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/29	115,000	119,036
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/30	120,000	124,126
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/31	145,000	149,865
State of Louisiana GO, 5.00%, 8/1/27	75,000	75,877
		1,048,911
Maryland — 0.4%
State of Maryland GO, 5.00%, 3/15/27	305,000	314,361
State of Maryland Department of Transportation Rev., 2.125%, 10/1/31	270,000	260,272
		574,633
Massachusetts — 3.2%
Massachusetts GO, 5.00%, 2/1/35	50,000	51,246
Massachusetts GO, 3.00%, 7/1/35	100,000	100,507
Massachusetts GO, 4.00%, 12/1/39	50,000	50,145
Massachusetts GO, 4.00%, 11/1/40	275,000	282,805
Massachusetts GO, 3.00%, 4/1/41	710,000	647,566
Massachusetts GO, 5.00%, 11/1/41	55,000	56,876
Massachusetts GO, 4.00%, 4/1/42	645,000	645,007
Massachusetts GO, 5.00%, 11/1/45	75,000	79,378
Massachusetts GO, 5.00%, 1/1/49	445,000	470,383
Massachusetts GO, 5.00%, 11/1/50	75,000	77,559
Massachusetts Bay Transportation Authority Rev., Capital Appreciation, 0.00%, 7/1/31(1)	500,000	431,122
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/47	225,000	223,664
Massachusetts Development Finance Agency Rev., (Northeastern University), 5.00%, 10/1/41	135,000	150,103
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 5.00%, 2/15/33	500,000	588,709
Massachusetts Development Finance Agency Rev., (Suffolk University), 4.00%, 7/1/39	105,000	102,651
Massachusetts Development Finance Agency Rev., (Trustees of Boston University), 5.00%, 10/1/48	115,000	122,542
26

Schedule of Investments - Avantis Core Municipal Fixed Income ETF

	Principal Amount/Shares	Value
Massachusetts Water Resources Authority Rev., 4.00%, 8/1/40	$1,000,000	$1,001,873
		5,082,136
Michigan — 3.6%
Michigan State University Rev., 4.00%, 2/15/44	1,280,000	1,285,914
State of Michigan Trunk Line Rev., 4.00%, 11/15/36	910,000	962,763
State of Michigan Trunk Line Rev., 4.00%, 11/15/37	50,000	52,504
State of Michigan Trunk Line Rev., 4.00%, 11/15/39	500,000	517,465
State of Michigan Trunk Line Rev., 4.00%, 11/15/40	100,000	102,214
State of Michigan Trunk Line Rev., 4.00%, 11/15/41	945,000	967,494
State of Michigan Trunk Line Rev., 4.00%, 11/15/46	475,000	461,601
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/46	525,000	548,349
Wayne State University Rev., 4.00%, 11/15/48	900,000	840,935
		5,739,239
Minnesota — 0.3%
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/31	100,000	102,217
State of Minnesota Rev., 5.00%, 3/1/27	100,000	102,876
State of Minnesota Rev., 5.00%, 3/1/29	215,000	233,127
		438,220
Mississippi — 0.8%
State of Mississippi GO, 5.00%, 10/1/29	1,180,000	1,233,084
Nebraska — 0.5%
Omaha Public Power District Rev., 4.00%, 2/1/42	295,000	296,665
Omaha Public Power District Rev., 4.00%, 2/1/49	500,000	475,704
		772,369
Nevada — 0.7%
Clark County GO, 5.00%, 6/1/43	180,000	186,828
Clark County School District GO, 5.00%, 6/15/27	240,000	248,653
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/43	500,000	517,664
State of Nevada Highway Improvement Rev., 5.00%, 12/1/27	50,000	50,352
State of Nevada Highway Improvement Rev., 5.00%, 12/1/31	105,000	108,738
		1,112,235
New Jersey — 3.1%
Hudson County Improvement Authority Rev., (County of Hudson NJ), 4.00%, 10/1/46	100,000	99,142
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 5.00%, 11/1/26	50,000	50,924
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.25%, 6/15/26	95,000	95,072
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 6/15/42	645,000	661,872
New Jersey Economic Development Authority Rev., (State of New Jersey), 4.00%, 6/15/46	950,000	915,417
New Jersey Educational Facilities Authority Rev., (State of New Jersey), 5.00%, 9/1/36	55,000	55,550
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	680,000	684,832
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/27	35,000	36,733
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 4.25%, 6/15/40	850,000	888,039
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	470,000	481,235
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	130,000	151,704
New Jersey Turnpike Authority Rev., 4.00%, 1/1/35	95,000	97,182
New Jersey Turnpike Authority Rev., 4.00%, 1/1/43	200,000	200,729
South Jersey Transportation Authority Rev., 4.625%, 11/1/47	250,000	254,115
State of New Jersey GO, 4.00%, 6/1/30	100,000	107,562
State of New Jersey GO, 3.00%, 6/1/32	110,000	113,465
		4,893,573
New Mexico — 0.0%
State of New Mexico Severance Tax Permanent Fund Rev., 5.00%, 7/1/31	45,000	51,207
27

Schedule of Investments - Avantis Core Municipal Fixed Income ETF

	Principal Amount/Shares	Value
New York — 18.8%
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 5.00%, 3/15/31	$50,000	$50,105
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/34	150,000	157,935
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/37	65,000	67,096
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/37	85,000	85,038
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 5.00%, 3/15/38	200,000	219,688
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 5.00%, 3/15/39	60,000	63,474
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/41	100,000	101,199
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 5.00%, 3/15/41	400,000	434,924
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/47	170,000	162,101
Empire State Development Corp. Rev., (State of New York Sales Tax), 5.00%, 3/15/38	140,000	150,835
Empire State Development Corp. Rev., (State of New York Sales Tax), 4.00%, 3/15/39	1,390,000	1,427,877
Empire State Development Corp. Rev., (State of New York Sales Tax), 5.00%, 3/15/39	70,000	75,262
Empire State Development Corp. Rev., (State of New York Sales Tax), 5.00%, 3/15/41	110,000	117,632
Empire State Development Corp. Rev., (State of New York Sales Tax), 4.00%, 3/15/43	75,000	75,105
Empire State Development Corp. Rev., (State of New York Sales Tax), 4.00%, 3/15/43	900,000	902,789
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/35	100,000	102,432
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/37	160,000	163,570
Hudson Yards Infrastructure Corp. Rev., 4.00%, 2/15/44	610,000	597,330
Long Island Power Authority Rev., 5.00%, 9/1/33	55,000	58,675
Long Island Power Authority Rev., 5.00%, 9/1/34	195,000	234,764
Long Island Power Authority Rev., 5.00%, 9/1/38	100,000	105,533
Long Island Power Authority Rev., 5.00%, 9/1/41	325,000	327,940
Long Island Power Authority Rev., 5.00%, 9/1/42	195,000	200,202
Metropolitan Transportation Authority Rev., 5.00%, 11/15/27	110,000	115,232
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	200,000	210,187
Metropolitan Transportation Authority Rev., 5.00%, 11/15/35	365,000	370,003
Metropolitan Transportation Authority Rev., 3.375%, 11/15/37	130,000	120,860
Metropolitan Transportation Authority Rev., 4.00%, 11/15/41 (AG)	220,000	221,228
Metropolitan Transportation Authority Rev., 5.00%, 11/15/41	100,000	100,229
Metropolitan Transportation Authority Rev., 4.00%, 11/15/42	100,000	99,391
Metropolitan Transportation Authority Dedicated Tax Fund Rev., 5.00%, 11/15/35	510,000	524,703
Metropolitan Transportation Authority Dedicated Tax Fund Rev., 5.00%, 11/15/42	810,000	825,394
Metropolitan Transportation Authority Dedicated Tax Fund Rev., 5.00%, 11/15/47	600,000	608,108
Metropolitan Transportation Authority Dedicated Tax Fund Rev., Capital Appreciation, 0.00%, 11/15/30(1)	615,000	547,692
New York City GO, 5.00%, 8/1/32	1,630,000	1,885,096
New York City GO, 5.00%, 8/1/33	230,000	268,971
New York City GO, 4.00%, 8/1/35	250,000	250,107
New York City GO, 5.00%, 8/1/37	105,000	105,944
New York City GO, 4.00%, 8/1/39	360,000	360,395
New York City GO, 4.00%, 8/1/40	650,000	661,342
New York City GO, 4.00%, 8/1/41	400,000	406,149
New York City GO, 5.00%, 12/1/41	80,000	81,074
New York City GO, 5.00%, 9/1/42	185,000	200,777
New York City GO, 4.00%, 3/1/44	465,000	462,670
New York City Industrial Development Agency Rev., (Yankee Stadium LLC), 4.00%, 3/1/45 (AG)	100,000	98,320
New York City Transitional Finance Authority Building Aid Rev., (State of New York), 4.00%, 7/15/36 (ST AID WITHHLDG)	330,000	333,261
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/36	155,000	163,189
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/37	130,000	136,052
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/38	615,000	634,184
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 8/1/41	75,000	75,406
28

Schedule of Investments - Avantis Core Municipal Fixed Income ETF

	Principal Amount/Shares	Value
New York Convention Center Development Corp. Rev., (New York City Hotel Unit Fee), 5.00%, 11/15/40	$75,000	$75,065
New York State Dormitory Authority Rev., (Fordham University), 5.00%, 7/1/41	1,285,000	1,290,151
New York State Dormitory Authority Rev., (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/40	115,000	115,120
New York State Dormitory Authority Rev., (New School), 4.00%, 7/1/43	425,000	407,285
New York State Dormitory Authority Rev., (New School), 4.00%, 7/1/47	1,075,000	980,285
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/36	50,000	50,543
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/36	100,000	100,732
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/40	285,000	290,347
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/41	1,420,000	1,421,132
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/43	400,000	399,593
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/45	500,000	495,987
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 2/15/37	75,000	76,983
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/37	145,000	149,722
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 2/15/38	65,000	66,426
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 2/15/39	200,000	203,760
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/39	145,000	148,355
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 2/15/40	560,000	576,042
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/40	100,000	101,615
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 2/15/41	125,000	134,057
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 3.00%, 3/15/41	530,000	481,759
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 2/15/42	100,000	100,691
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/42	550,000	613,872
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/43	160,000	160,348
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/43	250,000	250,697
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 2/15/47	225,000	215,027
New York State Dormitory Authority Rev., (State of New York Sales Tax), 5.00%, 3/15/33	60,000	60,838
New York State Dormitory Authority Rev., (State of New York Sales Tax), 5.00%, 3/15/36	50,000	52,581
New York State Dormitory Authority Rev., (State of New York Sales Tax), 5.00%, 3/15/40	105,000	110,733
New York State Dormitory Authority Rev., (State of New York Sales Tax), 4.00%, 3/15/43	235,000	237,174
New York State Dormitory Authority Rev., (Trustees of Columbia University in the City of New York), 5.00%, 10/1/38	70,000	73,203
New York State Thruway Authority Rev., 4.00%, 1/1/38	100,000	104,360
New York State Thruway Authority Rev., 4.00%, 1/1/39	100,000	103,673
New York State Thruway Authority Rev., 4.00%, 1/1/40	35,000	36,024
New York State Thruway Authority Rev., 4.00%, 1/1/42	700,000	707,950
New York State Thruway Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/37	100,000	103,256
New York State Thruway Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/40	120,000	133,422
New York State Thruway Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/44	225,000	225,751
Port Authority of New York & New Jersey Rev., 5.375%, 3/1/28	30,000	31,209
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/34	425,000	451,460
Port Authority of New York & New Jersey Rev., 4.00%, 7/15/37	100,000	103,609
Port Authority of New York & New Jersey Rev., 4.00%, 7/15/41	1,000,000	1,024,628
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	150,000	155,185
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/33	105,000	108,485
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/34	95,000	98,090
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/37	200,000	205,942
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/38	50,000	51,402
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/41	100,000	100,263
Triborough Bridge & Tunnel Authority Rev., 3.00%, 11/15/47	100,000	78,200
Triborough Bridge & Tunnel Authority Rev., (Metropolitan Transportation Authority Payroll Mobility Tax), 4.00%, 11/15/31	125,000	137,361
Triborough Bridge & Tunnel Authority Rev., (Metropolitan Transportation Authority Payroll Mobility Tax), 5.00%, 11/15/34	145,000	175,097
Triborough Bridge & Tunnel Authority Rev., Capital Appreciation, 0.00%, 11/15/32(1)	255,000	211,777
		29,534,737
29

Schedule of Investments - Avantis Core Municipal Fixed Income ETF

	Principal Amount/Shares	Value
North Carolina — 0.2%
North Carolina Turnpike Authority Rev., Capital Appreciation, 0.00%, 1/1/41(1)	$500,000	$276,941
State of North Carolina Rev., 5.00%, 3/1/33	115,000	123,687
		400,628
Ohio — 3.9%
American Municipal Power, Inc. Rev., (American Municipal Power AMP Fremont Energy Center), 4.00%, 2/15/36	175,000	182,779
American Municipal Power, Inc. Rev., (American Municipal Power AMP Fremont Energy Center), 4.00%, 2/15/37	435,000	451,389
American Municipal Power, Inc. Rev., (American Municipal Power AMP Fremont Energy Center), 4.00%, 2/15/38	50,000	51,581
American Municipal Power, Inc. Rev., (American Municipal Power Prairie State Energy Campus), 5.00%, 2/15/33	90,000	98,275
American Municipal Power, Inc. Rev., (American Municipal Power Prairie State Energy Campus), 5.00%, 2/15/35	100,000	108,330
American Municipal Power, Inc. Rev., (American Municipal Power Prairie State Energy Campus), 4.00%, 2/15/36	325,000	336,699
Cincinnati City School District GO, 5.25%, 12/1/30 (NPFG)	30,000	34,056
Franklin Sales Tax Rev., 5.00%, 6/1/43	100,000	104,235
Hamilton County Sales Tax Rev., 4.00%, 12/1/31	200,000	202,350
Hamilton County Sales Tax Rev., 4.00%, 12/1/32	505,000	510,646
JobsOhio Beverage System Rev., 5.00%, 1/1/36	2,505,000	3,013,273
Ohio State University Rev., 4.00%, 12/1/43	700,000	708,085
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/36	75,000	81,222
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/39	100,000	108,047
Rickenbacker Port Authority Rev., 5.375%, 1/1/32	40,000	44,968
State of Ohio GO, 5.00%, 5/1/26	150,000	150,716
		6,186,651
Oklahoma — 0.9%
Canadian County Educational Facilities Authority Rev., (Canadian County Independent School District No. 69 Mustang), 3.00%, 9/1/29	105,000	105,141
Cleveland County Educational Facilities Authority Rev., (Cleveland County Independent School District No. 2 Moore), 4.00%, 6/1/31	230,000	242,845
Oklahoma County Independent School District No. 89 Oklahoma City GO, 3.00%, 7/1/26	150,000	150,372
Oklahoma Industries Authority Rev., (Oklahoma County Independent School District No. 89 Oklahoma City), 5.00%, 4/1/32	105,000	120,621
Oklahoma Industries Authority Rev., (Oklahoma County Independent School District No. 89 Oklahoma City), 5.00%, 4/1/33	485,000	564,257
Tulsa County Industrial Authority Rev., (Tulsa County Independent School District No. 11 Owasso), 5.00%, 9/1/32	205,000	234,329
		1,417,565
Oregon — 0.1%
Deschutes Public Library District GO, 3.00%, 12/1/41	100,000	91,714
Pennsylvania — 4.3%
Commonwealth Financing Authority Rev., (Commonwealth of Pennsylvania), 5.00%, 6/1/35	210,000	210,981
Delaware River Port Authority Rev., 5.00%, 1/1/40	715,000	756,006
Delaware Valley Regional Finance Authority Rev., 5.75%, 7/1/32	570,000	676,740
Northampton County General Purpose Authority Rev., (Lafayette College), 5.00%, 11/1/34	265,000	274,953
Pennsylvania COP, 5.00%, 7/1/43	100,000	102,719
Pennsylvania COP, 4.00%, 7/1/46	850,000	809,281
Pennsylvania GO, 5.00%, 8/15/26	60,000	60,802
Pennsylvania GO, 5.00%, 8/15/26	200,000	202,674
Pennsylvania GO, 5.00%, 1/1/27	135,000	138,261
Pennsylvania GO, 4.00%, 9/15/32	330,000	332,735
Pennsylvania GO, 3.00%, 9/15/36	80,000	79,248
Pennsylvania GO, 5.00%, 4/1/38	130,000	152,785
Pennsylvania Higher Educational Facilities Authority Rev., (Trustees of the University of Pennsylvania), 4.00%, 8/15/41	1,000,000	1,000,469
Pennsylvania Higher Educational Facilities Authority Rev., (Trustees of the University of Pennsylvania), 4.00%, 2/15/43	210,000	209,325
Philadelphia GO, 5.00%, 8/1/27	165,000	171,347
Philadelphia Authority for Industrial Development Rev., (St. Joseph's University), 4.00%, 11/1/45	795,000	723,594
30

Schedule of Investments - Avantis Core Municipal Fixed Income ETF

	Principal Amount/Shares	Value
Philadelphia Gas Works Co. Rev., 5.00%, 8/1/50 (AG)	$100,000	$103,147
Philadelphia Water & Wastewater Rev., 5.00%, 10/1/42	690,000	706,690
		6,711,757
Rhode Island — 0.8%
Rhode Island Commerce Corp. Rev., (State of Rhode Island), 5.00%, 6/15/26	75,000	75,554
Rhode Island Health & Educational Building Corp. Rev., (Brown University), 4.00%, 9/1/37	1,000,000	1,009,456
Rhode Island Health & Educational Building Corp. Rev., (University of Rhode Island), 4.00%, 9/15/47	215,000	198,088
		1,283,098
South Carolina — 0.6%
South Carolina Public Service Authority Rev., 5.00%, 12/1/30	120,000	120,775
South Carolina Public Service Authority Rev., 5.00%, 12/1/34	445,000	447,552
South Carolina Public Service Authority Rev., 5.00%, 12/1/37	100,000	101,463
South Carolina Public Service Authority Rev., 3.00%, 12/1/41	50,000	42,581
South Carolina Public Service Authority Rev., 4.00%, 12/1/42	60,000	60,462
South Carolina Public Service Authority Rev., 5.00%, 12/1/46	235,000	236,316
		1,009,149
Texas — 15.5%
Austin Community College District GO, 4.00%, 8/1/45	425,000	415,599
Bexar County GO, 4.00%, 6/15/41	75,000	75,071
Bexar County GO, 5.00%, 6/15/42	400,000	407,273
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/26	115,000	116,516
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/35	190,000	228,906
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/38	445,000	475,795
Central Texas Turnpike System Rev., 5.00%, 8/15/32	150,000	172,287
Central Texas Turnpike System Rev., 5.00%, 8/15/39	90,000	96,619
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/47 (PSF-GTD)	850,000	807,156
Dallas GO, 5.00%, 2/15/29	100,000	108,196
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/26	145,000	147,738
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/33	300,000	352,670
Dallas Fort Worth International Airport Rev., 4.00%, 11/1/41	330,000	339,251
Dallas Fort Worth International Airport Rev., 4.00%, 11/1/45	535,000	527,301
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/27	80,000	80,169
Dallas Waterworks & Sewer System Rev., 4.00%, 10/1/41	100,000	100,208
El Paso GO, 4.00%, 8/15/26, Prerefunded at 100% of Par(2)	10,000	10,082
El Paso GO, 4.00%, 8/15/41	40,000	39,999
El Paso GO, 4.00%, 8/15/42	590,000	585,497
El Paso GO, 4.00%, 8/15/47	300,000	285,800
El Paso GO, 4.00%, 8/15/47	400,000	381,067
Grand Parkway Transportation Corp. Rev., 4.00%, 10/1/45	1,730,000	1,687,345
Harris Toll Road Rev., 4.00%, 8/15/48	410,000	393,560
Hidalgo County GO, 4.00%, 8/15/43	500,000	502,088
Houston GO, 5.00%, 3/1/35	360,000	427,203
Houston Higher Education Finance Corp. Rev., (William Marsh Rice University), 5.00%, 5/15/34	120,000	142,873
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/44	1,000,000	1,015,299
North Texas Tollway Authority Rev., 5.00%, 1/1/34	170,000	200,289
North Texas Tollway Authority Rev., 5.00%, 1/1/35	185,000	220,183
North Texas Tollway Authority Rev., 5.00%, 1/1/43	400,000	413,331
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/37	50,000	51,108
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/44	500,000	500,412
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/30 (AG)(1)	100,000	90,876
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/29	130,000	131,429
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/30	230,000	232,474
31

Schedule of Investments - Avantis Core Municipal Fixed Income ETF

	Principal Amount/Shares	Value
San Antonio Electric & Gas Systems Rev., 4.00%, 2/1/34	$1,050,000	$1,054,490
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/36	140,000	167,596
San Antonio Public Facilities Corp. Rev., (City of San Antonio TX), 4.00%, 9/15/42	3,845,000	3,844,841
San Jacinto Community College District GO, 4.00%, 2/15/41	2,850,000	2,850,629
State of Texas GO, 5.00%, 10/1/30	55,000	57,524
State of Texas GO, 5.00%, 10/1/33	100,000	104,285
Tarrant Regional Water District Water Supply System Rev., 5.00%, 3/1/34	110,000	129,056
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 10/15/29	45,000	45,087
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/34	105,000	105,062
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/35	125,000	128,224
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 4/15/38	220,000	222,929
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/38	400,000	410,908
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 10/15/38	285,000	299,870
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/40	500,000	499,865
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/41	650,000	650,002
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.75%, 10/15/43	500,000	534,572
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/45	450,000	449,556
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.125%, 10/15/47	900,000	884,679
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 3.00%, 10/15/39	150,000	137,930
Texas Water Development Board Rev., (Texas Water Development Board State Revolving Fund), 4.50%, 10/15/45	115,000	119,484
		24,458,259
Utah — 0.9%
Intermountain Power Agency Rev., 5.00%, 7/1/29	105,000	114,327
Intermountain Power Agency Rev., 5.00%, 7/1/29	110,000	119,771
Intermountain Power Agency Rev., 5.00%, 7/1/30	175,000	194,732
Intermountain Power Agency Rev., 5.00%, 7/1/31	475,000	538,981
Intermountain Power Agency Rev., 5.00%, 7/1/32	45,000	51,948
Salt Lake City Airport Rev., 5.00%, 7/1/42	150,000	153,148
State of Utah GO, 5.00%, 7/1/26	135,000	136,281
Utah Transit Authority Rev., 5.25%, 6/15/32 (AG)	40,000	45,433
		1,354,621
Vermont — 0.5%
University of Vermont & State Agricultural College Rev., 4.00%, 10/1/40	825,000	825,052
Virginia — 0.4%
Virginia College Building Authority Rev., (Commonwealth of Virginia), 5.00%, 2/1/31	70,000	71,717
Virginia College Building Authority Rev., (Commonwealth of Virginia), 3.00%, 2/1/35	80,000	80,276
Virginia Commonwealth Transportation Board Rev., 5.00%, 3/15/26	95,000	95,098
Virginia Commonwealth Transportation Board Rev., (Commonwealth of Virginia), 5.00%, 5/15/33	50,000	52,222
Virginia Public Building Authority Rev., (Commonwealth of Virginia), 5.00%, 8/1/27	110,000	114,514
Virginia Resources Authority Rev., 4.00%, 11/1/41	150,000	150,368
		564,195
Washington — 3.6%
Central Puget Sound Regional Transit Authority Rev., (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax), 5.00%, 11/1/36	50,000	55,977
Central Puget Sound Regional Transit Authority Rev., (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax), 4.00%, 11/1/40	150,000	154,254
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	510,000	592,325
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/38	125,000	133,814
Energy Northwest Rev., (Bonneville Power Administration), 4.00%, 7/1/42	1,105,000	1,130,275
King County Sewer Rev., 4.00%, 7/1/31	125,000	125,664
Seattle Municipal Light & Power Rev., 4.00%, 7/1/41	640,000	656,755
Seattle Municipal Light & Power Rev., 4.00%, 7/1/43	1,000,000	1,014,457
State of Washington GO, 5.00%, 8/1/27	135,000	140,539
32

Schedule of Investments - Avantis Core Municipal Fixed Income ETF

	Principal Amount/Shares	Value
State of Washington GO, 5.00%, 8/1/28	$50,000	$50,616
State of Washington GO, 5.00%, 8/1/32	255,000	265,209
State of Washington GO, 5.00%, 8/1/36	55,000	55,563
State of Washington GO, 5.00%, 2/1/40	40,000	43,080
State of Washington GO, 5.00%, 2/1/40	100,000	101,922
State of Washington GO, 5.00%, 8/1/40	265,000	282,792
University of Washington Rev., 4.00%, 12/1/41	875,000	875,740
		5,678,982
West Virginia — 0.2%
State of West Virginia GO, 5.00%, 12/1/41	70,000	72,746
State of West Virginia GO, 4.00%, 12/1/42	210,000	211,208
		283,954
Wisconsin — 0.1%
Wisconsin Health & Educational Facilities Authority Rev., (Medical College of Wisconsin, Inc.), 5.00%, 12/1/41	135,000	136,262
TOTAL MUNICIPAL SECURITIES (Cost $153,185,092)		155,189,682
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
BlackRock Liquidity Funds MuniCash (Cost $556,855)	556,801	556,856
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $153,741,947)		155,746,538
OTHER ASSETS AND LIABILITIES — 1.1%		1,671,942
TOTAL NET ASSETS — 100.0%		$157,418,480

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
BAM	–	Build America Mutual Assurance Corp.
COP	–	Certificates of Participation
GA	–	Guaranty Agreement
GO	–	General Obligation
NPFG	–	National Public Finance Guarantee Corp.
PSF-GTD	–	Permanent School Fund
ST AID WITHHLDG	–	State Aid Withholding
(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$155,189,682	—
Short-Term Investments	$556,856	—	—
	$556,856	$155,189,682	—

See Notes to Financial Statements.
33

Schedule of Investments - Avantis Credit ETF
FEBRUARY 28, 2026 (UNAUDITED)

		Principal Amount	Value
CORPORATE BONDS — 94.4%
Aerospace and Defense — 1.7%
Airbus SE, 1.375%, 5/13/31	EUR	100,000	$110,227
General Electric Co., 6.75%, 3/15/32		$100,000	114,328
			224,555
Automobiles — 3.4%
American Honda Finance Corp., 4.80%, 3/5/30		100,000	102,437
BMW U.S. Capital LLC, 3.375%, 2/2/34	EUR	90,000	106,584
Mercedes-Benz International Finance BV, 3.25%, 11/15/30	EUR	100,000	120,406
Toyota Motor Credit Corp., 5.10%, 3/21/31		$100,000	104,666
			434,093
Banks — 12.5%
Bank of Montreal, 2.65%, 3/8/27		150,000	148,447
Bank of Montreal, 4.42%, 7/17/29	CAD	100,000	76,192
BNP Paribas SA, 1.25%, 7/13/31	GBP	100,000	112,629
BPCE SA, 4.375%, 7/13/28	EUR	100,000	122,688
Canadian Imperial Bank of Commerce, 3.45%, 4/7/27		$150,000	149,593
Credit Agricole SA, VRN, 3.125%, 1/26/29	EUR	100,000	119,313
HSBC Holdings PLC, VRN, 3.02%, 6/15/27	EUR	100,000	118,395
ING Bank NV, 4.125%, 10/2/26	EUR	100,000	119,461
Lloyds Banking Group PLC, VRN, 3.875%, 5/14/32	EUR	100,000	122,278
Royal Bank of Canada, 5.15%, 2/1/34		$100,000	105,326
Sumitomo Mitsui Financial Group, Inc., 3.45%, 1/11/27		150,000	149,578
Toronto-Dominion Bank, 5.30%, 1/30/32		100,000	105,292
Truist Financial Corp., VRN, 4.96%, 10/23/36		30,000	29,968
UniCredit SpA, 4.00%, 3/5/34	EUR	100,000	123,086
			1,602,246
Beverages — 0.8%
Coca-Cola Co., 3.45%, 3/25/30		$110,000	108,785
Biotechnology — 2.4%
AbbVie, Inc., 4.95%, 3/15/31		200,000	208,268
Amgen, Inc., 5.25%, 3/2/33		100,000	104,737
			313,005
Broadline Retail — 0.8%
eBay, Inc., 1.40%, 5/10/26		100,000	99,508
Capital Markets — 6.2%
Brookfield Finance, Inc., 5.33%, 1/15/36		30,000	29,958
Charles Schwab Corp., 3.30%, 4/1/27		150,000	149,199
Goldman Sachs Group, Inc., 0.75%, 3/23/32	EUR	50,000	51,334
Goldman Sachs Group, Inc., VRN, 3.50%, 1/23/33	EUR	90,000	107,282
Intercontinental Exchange, Inc., 3.625%, 9/1/28		$150,000	149,101
LPL Holdings, Inc., 5.75%, 6/15/35		100,000	102,204
Morgan Stanley, VRN, 0.50%, 2/7/31	EUR	100,000	107,154
Nasdaq, Inc., 5.55%, 2/15/34		$100,000	105,428
			801,660
Chemicals — 1.9%
BASF SE, 3.125%, 6/29/28	EUR	200,000	239,755
Commercial Services and Supplies — 0.7%
Waste Management, Inc., 1.15%, 3/15/28		$100,000	95,055
Communications Equipment — 1.6%
Cisco Systems, Inc., 5.05%, 2/26/34		200,000	207,651
34

Schedule of Investments - Avantis Credit ETF

		Principal Amount	Value
Construction and Engineering — 1.8%
Bouygues SA, 1.125%, 7/24/28	EUR	100,000	$114,838
Vinci SA, 1.75%, 9/26/30	EUR	100,000	113,131
			227,969
Consumer Finance — 1.4%
American Express Co., VRN, 4.80%, 10/24/36		$40,000	39,631
Andrew W Mellon Foundation, 0.95%, 8/1/27		150,000	144,403
			184,034
Consumer Staples Distribution & Retail — 0.8%
Tesco Corporate Treasury Services PLC, 0.375%, 7/27/29	EUR	100,000	109,400
Diversified REITs — 4.8%
Boston Properties LP, 4.50%, 12/1/28		$100,000	100,918
Host Hotels & Resorts LP, 5.50%, 4/15/35		50,000	51,022
Mid-America Apartments LP, 1.10%, 9/15/26		110,000	108,298
Prologis LP, 5.00%, 3/15/34		100,000	102,897
Simon Property Group LP, 4.75%, 9/26/34		110,000	110,803
Ventas Realty LP, 4.00%, 3/1/28		150,000	149,985
			623,923
Diversified Telecommunication Services — 2.3%
AT&T, Inc., 2.60%, 12/17/29	EUR	100,000	117,165
Bell Telephone Co. of Canada or Bell Canada, 4.55%, 2/9/30	CAD	140,000	106,904
British Telecommunications PLC, 5.75%, 12/7/28	GBP	50,000	70,312
			294,381
Electric Utilities — 1.7%
Enel Finance International NV, 3.875%, 3/9/29	EUR	100,000	122,193
Southern Co., 3.70%, 4/30/30		$100,000	98,518
			220,711
Electrical Equipment — 0.7%
Emerson Electric Co., 1.80%, 10/15/27		100,000	97,167
Financial Services — 1.9%
Berkshire Hathaway, Inc., 1.125%, 3/16/27	EUR	100,000	116,788
Nykredit Realkredit AS, 4.00%, 7/17/28	EUR	100,000	121,896
			238,684
Food Products — 3.2%
Conagra Brands, Inc., 5.30%, 10/1/26		$100,000	100,623
Hershey Co., 4.95%, 2/24/32		100,000	104,500
Kraft Heinz Foods Co., 3.75%, 4/1/30		110,000	108,353
Mars, Inc., 4.55%, 4/20/28(1)		100,000	101,409
			414,885
Health Care Equipment and Supplies — 1.9%
Becton Dickinson Euro Finance SARL, 3.55%, 9/13/29	EUR	100,000	121,083
Medtronic Global Holdings SCA, 3.00%, 10/15/28	EUR	100,000	119,398
			240,481
Health Care Providers and Services — 3.4%
Elevance Health, Inc., 4.75%, 2/15/30		$100,000	102,410
Humana, Inc., 5.375%, 4/15/31		125,000	128,859
UnitedHealth Group, Inc., 4.90%, 4/15/31		100,000	103,408
Universal Health Services, Inc., 4.625%, 10/15/29		100,000	101,180
			435,857
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc., 4.75%, 4/15/35		75,000	73,121
Industrial Conglomerates — 1.9%
Siemens Financieringsmaatschappij NV, 3.00%, 11/22/28	EUR	200,000	240,357
35

Schedule of Investments - Avantis Credit ETF

		Principal Amount	Value
Insurance — 4.7%
Athene Global Funding, 5.58%, 1/9/29(1)		$100,000	$102,275
Chubb INA Holdings LLC, 4.65%, 8/15/29		200,000	205,392
Fairfax Financial Holdings Ltd., 3.95%, 3/3/31	CAD	150,000	111,441
MetLife, Inc., 5.70%, 6/15/35		$55,000	58,799
Prudential Financial, Inc., 5.20%, 3/14/35		125,000	128,131
			606,038
Interactive Media and Services — 1.2%
Alphabet, Inc., 4.375%, 11/15/32		75,000	76,045
Alphabet, Inc., 4.70%, 11/15/35		75,000	75,971
			152,016
Machinery — 1.2%
Caterpillar Financial Services Corp., 4.40%, 10/15/27		50,000	50,583
Caterpillar Financial Services Corp., 4.70%, 11/15/29		100,000	102,956
			153,539
Media — 0.7%
Videotron Ltd., 3.125%, 1/15/31	CAD	120,000	86,545
Metals and Mining — 0.8%
Freeport-McMoRan, Inc., 4.625%, 8/1/30		$100,000	101,197
Multi-Utilities — 0.9%
Engie SA, 1.375%, 2/28/29	EUR	100,000	114,098
Oil, Gas and Consumable Fuels — 8.3%
BP Capital Markets America, Inc., 4.70%, 4/10/29		$100,000	102,559
Chevron USA, Inc., 4.69%, 4/15/30		100,000	103,094
ConocoPhillips Co., 5.00%, 1/15/35		100,000	102,943
Enbridge, Inc., 5.30%, 4/5/29		100,000	103,665
Energy Transfer LP, 5.25%, 4/15/29		100,000	103,304
Exxon Mobil Corp., 2.61%, 10/15/30		150,000	142,499
Inter Pipeline Ltd./AB, 5.76%, 2/17/28	CAD	130,000	99,696
Kinder Morgan, Inc., 5.40%, 2/1/34		$100,000	105,053
TotalEnergies Capital International SA, 0.75%, 7/12/28	EUR	100,000	113,521
Williams Cos., Inc., 2.60%, 3/15/31		$100,000	92,565
			1,068,899
Personal Care Products — 0.8%
Unilever Finance Netherlands BV, 1.625%, 2/12/33	EUR	100,000	107,759
Pharmaceuticals — 5.1%
AstraZeneca PLC, 3.75%, 3/3/32	EUR	100,000	123,296
Bayer AG, 4.625%, 5/26/33	EUR	75,000	95,139
GlaxoSmithKline Capital, Inc., 3.875%, 5/15/28		$200,000	200,877
Novo Nordisk Finance Netherlands BV, 3.375%, 5/21/34	EUR	200,000	237,190
			656,502
Semiconductors and Semiconductor Equipment — 0.9%
Infineon Technologies AG, 1.625%, 6/24/29	EUR	100,000	114,161
Software — 1.6%
Microsoft Corp., 3.30%, 2/6/27		$150,000	149,554
Oracle Corp., 5.20%, 9/26/35		55,000	53,169
			202,723
Specialized REITs — 3.3%
American Tower Corp., 3.80%, 8/15/29		100,000	99,222
Equinix, Inc., 3.20%, 11/18/29		110,000	106,354
VICI Properties LP, 5.125%, 5/15/32		100,000	101,471
Weyerhaeuser Co., 7.375%, 3/15/32		100,000	114,634
			421,681
36

Schedule of Investments - Avantis Credit ETF

		Principal Amount	Value
Specialty Retail — 1.8%
AutoZone, Inc., 4.00%, 4/15/30		$125,000	$124,509
Richemont International Holding SA, 1.50%, 3/26/30	EUR	100,000	112,691
			237,200
Technology Hardware, Storage and Peripherals — 1.0%
Hewlett Packard Enterprise Co., 4.55%, 10/15/29		$125,000	126,523
Textiles, Apparel and Luxury Goods — 1.8%
LVMH Moet Hennessy Louis Vuitton SE, 3.50%, 9/7/33	EUR	100,000	121,574
NIKE, Inc., 2.85%, 3/27/30		$110,000	105,829
			227,403
Water Utilities — 1.0%
American Water Capital Corp., 4.45%, 6/1/32		125,000	126,251
Wireless Telecommunication Services — 0.9%
Vodafone Group PLC, 1.625%, 11/24/30	EUR	100,000	111,964
TOTAL CORPORATE BONDS (Cost $11,820,960)			12,141,782
SHORT-TERM INVESTMENTS — 4.3%
Treasury Bills(2) — 4.3%
U.S. Treasury Bills, 3.97%, 3/5/26		$200,000	199,939
U.S. Treasury Bills, 3.67%, 4/16/26(3)		200,000	199,096
U.S. Treasury Bills, 3.70%, 5/14/26		150,000	148,910
			547,945
TOTAL SHORT-TERM INVESTMENTS (Cost $547,950)			547,945
TOTAL INVESTMENT SECURITIES — 98.7% (Cost $12,368,910)			12,689,727
OTHER ASSETS AND LIABILITIES — 1.3%			164,921
TOTAL NET ASSETS — 100.0%			$12,854,648

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	487,844	CAD	664,760	Morgan Stanley	5/29/26	$(1,297)
USD	4,184,770	EUR	3,528,491	Morgan Stanley	5/29/26	(1,729)
USD	186,985	GBP	137,889	Morgan Stanley	5/29/26	1,105
						$(1,921)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	2	June 2026	$233,469	$1,027
U.S. Treasury 5-Year Notes	4	June 2026	440,562	1,430
			$674,031	$2,457
^Amount represents value and unrealized appreciation (depreciation).

37

Schedule of Investments - Avantis Credit ETF

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 45	Sell	5.00%	12/20/30	$643,500	$45,530	$4,427	$49,957
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $203,684, which represented 1.6% of total net assets.
(2)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $187,092.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$12,141,782	—
Short-Term Investments	—	547,945	—
	—	$12,689,727	—
Other Financial Instruments
Futures Contracts	$2,457	—	—
Swap Agreements	—	$49,957	—
Forward Foreign Currency Exchange Contracts	—	1,105	—
	$2,457	$51,062	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$3,026	—

38

Schedule of Investments - Avantis Credit ETF

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Total
Asset Derivatives:
Receivable for variation margin on futures contracts*	—	—	$2,344	$2,344
Unrealized appreciation on forward foreign currency exchange contracts	—	$1,105	—	1,105
				$3,449
Liability Derivatives:
Payable for variation margin on swap agreements*	$3,019	—	—	$3,019
Unrealized depreciation on forward foreign currency exchange contracts	—	$3,026	—	3,026
				$6,045
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended February 28, 2026.

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Total
Net realized gain (loss) on:
Forward foreign currency exchange transactions	—	$(11,031)	—	$(11,031)
Futures contract transactions	—	—	$3,303	3,303
Swap agreement transactions	$24,325	—	—	24,325
				$16,597
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	—	$12,355	—	$12,355
Futures contracts	—	—	$850	850
Swap agreements	$(16,707)	—	—	(16,707)
				$(3,502)

See Notes to Financial Statements.
39

Schedule of Investments - Avantis Short-Term Fixed Income ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 77.2%
Aerospace and Defense — 1.0%
General Dynamics Corp., 3.625%, 4/1/30	$202,000	$199,949
Howmet Aerospace, Inc., 3.00%, 1/15/29	527,000	514,519
L3Harris Technologies, Inc., 4.40%, 6/15/28	701,000	706,507
L3Harris Technologies, Inc., 5.05%, 6/1/29	2,092,000	2,159,023
Lockheed Martin Corp., 4.50%, 2/15/29	2,684,000	2,738,229
Northrop Grumman Corp., 4.60%, 2/1/29	100,000	102,035
RTX Corp., 4.125%, 11/16/28	382,000	384,432
RTX Corp., 5.75%, 1/15/29	396,000	416,386
		7,221,080
Air Freight and Logistics — 0.0%
FedEx Corp., 3.10%, 8/5/29	125,000	121,410
United Parcel Service, Inc., 3.40%, 3/15/29	195,000	193,455
		314,865
Automobiles — 1.7%
American Honda Finance Corp., 4.55%, 3/3/28	1,888,000	1,912,800
American Honda Finance Corp., 4.90%, 3/13/29	943,000	967,524
American Honda Finance Corp., 4.80%, 3/5/30	1,839,000	1,883,827
General Motors Co., 5.35%, 4/15/28	105,000	107,613
General Motors Co., 5.00%, 10/1/28	900,000	918,610
General Motors Financial Co., Inc., 5.00%, 4/9/27	400,000	404,174
General Motors Financial Co., Inc., 2.70%, 8/20/27	942,000	925,125
General Motors Financial Co., Inc., 5.45%, 7/15/30	525,000	548,817
Toyota Motor Corp., 2.76%, 7/2/29	1,263,000	1,221,728
Toyota Motor Credit Corp., 5.25%, 9/11/28	492,000	509,839
Toyota Motor Credit Corp., 5.05%, 5/16/29	1,278,000	1,324,438
Toyota Motor Credit Corp., 4.55%, 8/9/29	2,043,000	2,089,655
		12,814,150
Banks — 11.1%
African Development Bank, 0.875%, 7/22/26	796,000	787,426
Asian Development Bank, 4.375%, 1/14/28	320,000	325,537
Asian Infrastructure Investment Bank, 3.75%, 9/14/27	1,223,000	1,228,458
Banco Bilbao Vizcaya Argentaria SA, 5.38%, 3/13/29	460,000	478,745
Banco Santander SA, 3.49%, 5/28/30	1,400,000	1,360,962
Bank of America Corp., VRN, 5.20%, 4/25/29	1,583,000	1,622,021
Bank of America Corp., VRN, 4.62%, 5/9/29	995,000	1,009,226
Bank of America NA, 5.53%, 8/18/26	1,000,000	1,006,181
Bank of Montreal, 5.30%, 6/5/26	408,000	409,410
Bank of Montreal, 5.72%, 9/25/28	3,550,000	3,704,069
Bank of Nova Scotia, 5.45%, 8/1/29	4,140,000	4,335,854
Bank of Nova Scotia, 4.85%, 2/1/30	225,000	231,707
Barclays PLC, VRN, 4.94%, 9/10/30	500,000	511,713
Barclays PLC, VRN, 5.37%, 2/25/31	300,000	311,464
Canadian Imperial Bank of Commerce, 5.26%, 4/8/29	3,615,000	3,752,759
Citibank NA, 4.84%, 8/6/29	1,300,000	1,335,668
Citigroup, Inc., 3.40%, 5/1/26	401,000	400,626
Citigroup, Inc., VRN, 4.54%, 9/19/30	1,318,000	1,333,769
Citizens Financial Group, Inc., 3.25%, 4/30/30	2,103,000	2,023,334
Citizens Financial Group, Inc., VRN, 5.25%, 3/5/31	1,937,000	1,998,560
Commonwealth Bank of Australia, 5.32%, 3/13/26	3,000,000	2,999,757
Cooperatieve Rabobank UA, 4.80%, 1/9/29	2,717,000	2,794,269
40

Schedule of Investments - Avantis Short-Term Fixed Income ETF

	Principal Amount/Shares	Value
European Bank for Reconstruction & Development, 4.125%, 1/25/29	$100,000	$101,896
European Investment Bank, 1.375%, 3/15/27	179,000	175,149
European Investment Bank, 4.375%, 3/19/27	1,570,000	1,584,385
Fifth Third Bancorp, VRN, 6.34%, 7/27/29	922,000	969,657
HSBC Holdings PLC, 4.95%, 3/31/30	2,150,000	2,216,784
HSBC Holdings PLC, VRN, 4.76%, 6/9/28	225,000	226,925
HSBC Holdings PLC, VRN, 2.21%, 8/17/29	580,000	554,657
HSBC Holdings PLC, VRN, 2.85%, 6/4/31	300,000	283,359
Huntington National Bank, 5.65%, 1/10/30	1,500,000	1,580,311
ING Groep NV, VRN, 5.07%, 3/25/31	750,000	773,447
Inter-American Development Bank, 3.125%, 9/18/28	224,000	222,479
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	1,017,000	1,017,048
JPMorgan Chase & Co., VRN, 4.20%, 7/23/29	673,000	675,989
JPMorgan Chase & Co., VRN, 5.58%, 4/22/30	613,000	640,315
JPMorgan Chase & Co., VRN, 3.70%, 5/6/30	571,000	565,715
JPMorgan Chase & Co., VRN, 4.60%, 10/22/30	748,000	761,959
KeyCorp, 4.10%, 4/30/28	426,000	427,380
KeyCorp, 2.55%, 10/1/29	2,172,000	2,066,450
Kreditanstalt fuer Wiederaufbau, 3.50%, 8/27/27	994,000	995,562
Kreditanstalt fuer Wiederaufbau, 3.875%, 6/15/28	1,270,000	1,283,323
Lloyds Banking Group PLC, 4.55%, 8/16/28	1,500,000	1,521,711
Mitsubishi UFJ Financial Group, Inc., 2.56%, 2/25/30	2,255,000	2,129,211
Mitsubishi UFJ Financial Group, Inc., 2.05%, 7/17/30	640,000	588,228
National Bank of Canada, 4.50%, 10/10/29	2,055,000	2,089,307
NatWest Group PLC, VRN, 4.89%, 5/18/29	1,000,000	1,018,388
Nordic Investment Bank, 3.75%, 5/9/30	200,000	201,716
Oesterreichische Kontrollbank AG, 4.00%, 5/28/28	976,000	987,978
PNC Financial Services Group, Inc., 3.45%, 4/23/29	2,106,000	2,085,491
PNC Financial Services Group, Inc., 2.55%, 1/22/30	1,580,000	1,498,971
PNC Financial Services Group, Inc., VRN, 5.22%, 1/29/31	445,000	462,900
Royal Bank of Canada, VRN, 4.97%, 5/2/31(1)	973,000	1,005,180
Royal Bank of Canada, VRN, 4.70%, 8/6/31	1,000,000	1,022,100
Santander Holdings USA, Inc., VRN, 6.50%, 3/9/29	300,000	312,351
Santander Holdings USA, Inc., VRN, 6.17%, 1/9/30	290,000	302,925
Santander Holdings USA, Inc., VRN, 5.35%, 9/6/30	360,000	370,464
Sumitomo Mitsui Financial Group, Inc., 2.63%, 7/14/26	1,091,000	1,086,187
Sumitomo Mitsui Financial Group, Inc., 5.72%, 9/14/28	1,190,000	1,240,983
Sumitomo Mitsui Financial Group, Inc., 4.31%, 10/16/28	539,000	544,551
Sumitomo Mitsui Financial Group, Inc., 2.47%, 1/14/29	500,000	481,140
Toronto-Dominion Bank, 5.53%, 7/17/26	465,000	467,790
Toronto-Dominion Bank, 5.52%, 7/17/28	250,000	259,098
Toronto-Dominion Bank, 4.99%, 4/5/29	2,745,000	2,829,550
Truist Financial Corp., VRN, 4.87%, 1/26/29	967,000	983,005
Truist Financial Corp., VRN, 5.07%, 5/20/31	1,746,000	1,802,403
U.S. Bancorp, 1.375%, 7/22/30	1,473,000	1,319,205
U.S. Bancorp, VRN, 5.38%, 1/23/30	367,000	380,783
U.S. Bancorp, VRN, 5.08%, 5/15/31	973,000	1,006,777
Wells Fargo & Co., 4.15%, 1/24/29	3,119,000	3,138,928
Wells Fargo & Co., VRN, 5.15%, 4/23/31	300,000	310,628
Wells Fargo Bank NA, 5.45%, 8/7/26	315,000	316,753
Westpac Banking Corp., 3.35%, 3/8/27	211,000	210,407
Westpac Banking Corp., 4.35%, 7/1/30	145,000	147,819
		83,207,233
41

Schedule of Investments - Avantis Short-Term Fixed Income ETF

	Principal Amount/Shares	Value
Beverages — 0.4%
Constellation Brands, Inc., 4.35%, 5/9/27	$210,000	$211,054
Constellation Brands, Inc., 4.65%, 11/15/28	861,000	874,916
Constellation Brands, Inc., 3.15%, 8/1/29	633,000	615,450
Keurig Dr. Pepper, Inc., 3.95%, 4/15/29	406,000	403,814
Pepsico Singapore Financing I Pte. Ltd., 4.55%, 2/16/29	433,000	442,690
PepsiCo, Inc., 4.50%, 7/17/29	190,000	194,505
		2,742,429
Biotechnology — 0.5%
AbbVie, Inc., 4.65%, 3/15/28	1,656,000	1,685,829
AbbVie, Inc., 4.80%, 3/15/29	409,000	420,285
AbbVie, Inc., 4.875%, 3/15/30	1,818,000	1,880,217
		3,986,331
Building Products — 0.6%
Owens Corning, 3.95%, 8/15/29	2,844,000	2,835,772
Trane Technologies Financing Ltd., 3.80%, 3/21/29	1,918,000	1,920,136
		4,755,908
Capital Markets — 7.7%
Affiliated Managers Group, Inc., 3.30%, 6/15/30	3,480,000	3,342,881
Ameriprise Financial, Inc., 5.70%, 12/15/28	4,625,000	4,842,037
Ares Management Corp., 6.375%, 11/10/28	2,148,000	2,254,286
Blackrock, Inc., 3.25%, 4/30/29	2,698,000	2,657,344
Blackstone Reg Finance Co. LLC, 4.30%, 11/3/30	3,560,000	3,553,999
Brookfield Finance, Inc., 3.90%, 1/25/28	2,986,000	2,980,791
Cboe Global Markets, Inc., 1.625%, 12/15/30	3,500,000	3,128,897
Charles Schwab Corp., 5.875%, 8/24/26	1,130,000	1,139,120
Charles Schwab Corp., 3.25%, 5/22/29	2,403,000	2,362,677
Deutsche Bank AG, VRN, 6.72%, 1/18/29	1,050,000	1,098,367
Deutsche Bank AG, VRN, 4.47%, 12/10/31	1,000,000	1,005,948
Goldman Sachs Group, Inc., 3.80%, 3/15/30	525,000	520,059
Goldman Sachs Group, Inc., VRN, 5.05%, 7/23/30	764,000	783,898
Goldman Sachs Group, Inc., VRN, 4.37%, 10/21/31	973,000	973,831
Intercontinental Exchange, Inc., 3.625%, 9/1/28	402,000	399,591
Intercontinental Exchange, Inc., 4.35%, 6/15/29	776,000	786,099
Intercontinental Exchange, Inc., 2.10%, 6/15/30	4,085,000	3,776,168
Lazard Group LLC, 4.50%, 9/19/28	3,225,000	3,248,001
LPL Holdings, Inc., 5.70%, 5/20/27	2,123,000	2,158,647
LPL Holdings, Inc., 5.20%, 3/15/30	1,624,000	1,659,210
Morgan Stanley, VRN, 5.16%, 4/20/29	1,017,000	1,040,191
Morgan Stanley, VRN, 2.70%, 1/22/31	495,000	468,463
Morgan Stanley, VRN, 3.62%, 4/1/31	1,023,000	1,000,470
Nasdaq, Inc., 3.85%, 6/30/26(1)	2,399,000	2,398,664
Northern Trust Corp., 4.15%, 11/19/30	3,337,000	3,367,949
S&P Global, Inc., 2.50%, 12/1/29(1)	2,300,000	2,187,391
State Street Corp., 4.83%, 4/24/30	2,134,000	2,198,701
UBS Group AG, 4.55%, 4/17/26	2,000,000	2,001,302
		57,334,982
Chemicals — 1.1%
Air Products & Chemicals, Inc., 4.60%, 2/8/29	280,000	286,506
Eastman Chemical Co., 5.00%, 8/1/29	1,685,000	1,730,193
Ecolab, Inc., 1.30%, 1/30/31	1,000,000	881,228
Mosaic Co., 5.375%, 11/15/28	1,988,000	2,053,896
42

Schedule of Investments - Avantis Short-Term Fixed Income ETF

	Principal Amount/Shares	Value
Mosaic Co., 4.35%, 1/15/29	$2,410,000	$2,431,135
Nutrien Ltd., 4.90%, 3/27/28	294,000	299,400
Nutrien Ltd., 4.20%, 4/1/29	379,000	380,755
RPM International, Inc., 4.55%, 3/1/29	430,000	436,654
		8,499,767
Commercial Services and Supplies — 0.8%
Eaton Capital ULC, 4.45%, 5/9/30	1,125,000	1,144,066
Republic Services, Inc., 4.875%, 4/1/29	219,000	225,213
Republic Services, Inc., 4.75%, 7/15/30	1,657,000	1,704,114
Veralto Corp., 5.35%, 9/18/28	235,000	242,743
Waste Connections, Inc., 3.50%, 5/1/29	291,000	289,069
Waste Management, Inc., 4.875%, 2/15/29	1,900,000	1,956,364
Waste Management, Inc., 4.65%, 3/15/30	462,000	474,378
		6,035,947
Communications Equipment — 0.5%
Cisco Systems, Inc., 4.85%, 2/26/29	2,972,000	3,061,054
Motorola Solutions, Inc., 5.00%, 4/15/29	753,000	774,734
		3,835,788
Construction Materials — 0.4%
Vulcan Materials Co., 4.95%, 12/1/29	2,910,000	3,000,907
Consumer Finance — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/6/28	1,400,000	1,450,133
American Express Co., 4.05%, 5/3/29	1,787,000	1,802,632
American Express Co., VRN, 5.28%, 7/27/29	190,000	195,783
Capital One Financial Corp., 3.75%, 3/9/27	303,000	302,671
Capital One Financial Corp., 3.80%, 1/31/28	132,000	131,671
Capital One Financial Corp., VRN, 5.47%, 2/1/29	399,000	409,179
Capital One Financial Corp., VRN, 6.31%, 6/8/29	1,466,000	1,534,628
Capital One Financial Corp., VRN, 5.25%, 7/26/30	320,000	330,751
		6,157,448
Consumer Staples Distribution & Retail — 0.8%
Dollar Tree, Inc., 4.20%, 5/15/28	421,000	422,791
Kroger Co., 4.50%, 1/15/29	466,000	474,195
Sysco Corp., 5.75%, 1/17/29	151,000	158,419
Target Corp., 3.375%, 4/15/29	5,072,000	5,018,872
		6,074,277
Containers and Packaging — 0.3%
Amcor Flexibles North America, Inc., 4.80%, 3/17/28	1,869,000	1,903,875
WRKCo, Inc., 4.90%, 3/15/29	181,000	185,388
		2,089,263
Diversified REITs — 6.4%
Boston Properties LP, 2.75%, 10/1/26	1,206,000	1,196,729
Boston Properties LP, 4.50%, 12/1/28	2,174,000	2,193,958
Brixmor Operating Partnership LP, 3.90%, 3/15/27	350,000	349,675
Brixmor Operating Partnership LP, 4.125%, 5/15/29	2,912,000	2,917,961
Digital Realty Trust LP, 4.45%, 7/15/28	1,894,000	1,914,033
Digital Realty Trust LP, 3.60%, 7/1/29	2,167,000	2,140,138
ERP Operating LP, 2.50%, 2/15/30(1)	1,410,000	1,337,292
Essex Portfolio LP, 3.375%, 4/15/26	671,000	670,256
Essex Portfolio LP, 3.00%, 1/15/30	3,443,000	3,299,891
Federal Realty OP LP, 3.25%, 7/15/27	1,624,000	1,610,480
Federal Realty OP LP, 5.375%, 5/1/28	155,000	159,330
43

Schedule of Investments - Avantis Short-Term Fixed Income ETF

	Principal Amount/Shares	Value
Host Hotels & Resorts LP, 3.375%, 12/15/29	$973,000	$943,088
Host Hotels & Resorts LP, 3.50%, 9/15/30	2,087,000	2,000,004
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	2,956,000	2,815,135
Invitation Homes Operating Partnership LP, 5.45%, 8/15/30	1,455,000	1,516,312
Mid-America Apartments LP, 2.75%, 3/15/30	4,043,000	3,864,008
Prologis LP, 4.00%, 9/15/28	727,000	729,790
Prologis LP, 4.375%, 2/1/29	3,540,000	3,587,134
Rexford Industrial Realty LP, 5.00%, 6/15/28	994,000	1,011,062
Simon Property Group LP, 2.45%, 9/13/29	4,744,000	4,511,439
Simon Property Group LP, 4.375%, 10/1/30	1,455,000	1,474,012
Ventas Realty LP, 3.25%, 10/15/26	1,445,000	1,438,281
Ventas Realty LP, 3.85%, 4/1/27	803,000	801,809
Ventas Realty LP, 4.40%, 1/15/29	1,740,000	1,757,589
WP Carey, Inc., 4.25%, 10/1/26	1,098,000	1,098,529
WP Carey, Inc., 4.65%, 7/15/30	2,137,000	2,171,648
		47,509,583
Diversified Telecommunication Services — 0.3%
AT&T, Inc., 4.10%, 2/15/28	165,000	165,571
AT&T, Inc., 4.35%, 3/1/29	254,000	256,894
Sprint Capital Corp., 6.875%, 11/15/28	1,541,000	1,653,402
Verizon Communications, Inc., 7.75%, 12/1/30	245,000	282,941
		2,358,808
Electric Utilities — 3.4%
AEP Texas, Inc., 5.45%, 5/15/29	1,722,000	1,796,153
American Electric Power Co., Inc., 5.20%, 1/15/29	770,000	796,841
American Electric Power Co., Inc., Series J, 4.30%, 12/1/28	205,000	207,057
CenterPoint Energy Houston Electric LLC, 5.20%, 10/1/28	140,000	144,721
Commonwealth Edison Co., 2.95%, 8/15/27	2,350,000	2,326,411
Constellation Energy Generation LLC, 5.60%, 3/1/28	511,000	527,209
Duke Energy Carolinas LLC, 3.95%, 11/15/28	806,000	809,969
Emera U.S. Finance LP, 3.55%, 6/15/26	2,850,000	2,844,498
Entergy Texas, Inc., 4.00%, 3/30/29	492,000	493,611
Florida Power & Light Co., 5.15%, 6/15/29	255,000	265,619
Interstate Power & Light Co., 4.10%, 9/26/28	150,000	150,694
Interstate Power & Light Co., 3.60%, 4/1/29	465,000	461,400
Nevada Power Co., 3.70%, 5/1/29	1,988,000	1,975,903
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	165,000	157,976
NextEra Energy Capital Holdings, Inc., 3.50%, 4/1/29	944,000	931,502
NSTAR Electric Co., 4.85%, 3/1/30	2,104,000	2,166,025
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/29	1,855,000	1,948,508
Pacific Gas & Electric Co., 6.10%, 1/15/29	82,000	86,137
Pacific Gas & Electric Co., 5.55%, 5/15/29	1,101,000	1,144,866
PacifiCorp, 5.10%, 2/15/29	295,000	303,470
Public Service Electric & Gas Co., 3.20%, 5/15/29	2,010,000	1,973,626
Southern California Edison Co., 5.25%, 3/15/30	755,000	780,519
Southern Co., 5.50%, 3/15/29	105,000	109,468
Wisconsin Electric Power Co., 5.00%, 5/15/29	995,000	1,027,381
Wisconsin Public Service Corp., 4.55%, 12/1/29	2,300,000	2,348,259
		25,777,823
Electronic Equipment, Instruments and Components — 0.9%
Amphenol Corp., 4.125%, 11/15/30	3,990,000	4,011,692
Avnet, Inc., 4.625%, 4/15/26	693,000	692,984
44

Schedule of Investments - Avantis Short-Term Fixed Income ETF

	Principal Amount/Shares	Value
Jabil, Inc., 1.70%, 4/15/26	$1,174,000	$1,170,294
Jabil, Inc., 3.95%, 1/12/28	200,000	199,691
Jabil, Inc., 5.45%, 2/1/29	335,000	347,140
		6,421,801
Energy Equipment and Services — 0.0%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.14%, 11/7/29	185,000	180,489
Entertainment — 0.1%
Netflix, Inc., 5.875%, 11/15/28	728,000	766,034
Financial Services — 1.7%
Block Financial LLC, 2.50%, 7/15/28	109,000	103,912
Corebridge Financial, Inc., 3.85%, 4/5/29	2,410,000	2,383,729
Equitable Holdings, Inc., 4.35%, 4/20/28	785,000	789,369
Fiserv, Inc., 4.20%, 10/1/28	186,000	186,118
Global Payments, Inc., 4.95%, 8/15/27	488,000	492,134
Mastercard, Inc., 2.95%, 6/1/29	3,941,000	3,842,789
National Rural Utilities Cooperative Finance Corp., 3.70%, 3/15/29	1,558,000	1,551,643
National Rural Utilities Cooperative Finance Corp., 5.15%, 6/15/29	1,983,000	2,056,673
UBS AG, 5.65%, 9/11/28	1,200,000	1,252,271
Voya Financial, Inc., 3.65%, 6/15/26	359,000	358,661
		13,017,299
Food Products — 1.3%
Conagra Brands, Inc., 7.00%, 10/1/28	1,222,000	1,307,297
Conagra Brands, Inc., 4.85%, 11/1/28	287,000	291,131
General Mills, Inc., 5.50%, 10/17/28	200,000	207,511
J.M. Smucker Co., 5.90%, 11/15/28	150,000	157,351
Kellanova, 2.10%, 6/1/30	3,590,000	3,329,365
Kraft Heinz Foods Co., 4.625%, 1/30/29	644,000	655,153
Mars, Inc., 4.80%, 3/1/30(2)	1,920,000	1,974,128
Tyson Foods, Inc., 4.35%, 3/1/29	717,000	723,962
Tyson Foods, Inc., 5.40%, 3/15/29	819,000	849,689
		9,495,587
Gas Utilities — 0.0%
Spire, Inc., 5.30%, 3/1/26	100,000	100,000
Ground Transportation — 0.4%
JB Hunt Transport Services, Inc., 4.90%, 3/15/30	2,325,000	2,390,456
Union Pacific Corp., 3.70%, 3/1/29	387,000	386,248
Union Pacific Corp., 2.40%, 2/5/30	569,000	538,405
		3,315,109
Health Care Equipment and Supplies — 1.0%
Baxter International, Inc., 2.27%, 12/1/28	1,937,000	1,831,876
Baxter International, Inc., 4.45%, 2/15/29	973,000	977,348
Baxter International, Inc., 4.90%, 12/15/30	973,000	979,528
Solventum Corp., 5.45%, 2/25/27	97,000	98,321
Solventum Corp., 5.40%, 3/1/29	412,000	427,308
Zimmer Biomet Holdings, Inc., 5.05%, 2/19/30	2,735,000	2,830,563
		7,144,944
Health Care Providers and Services — 1.6%
Cardinal Health, Inc., 5.125%, 2/15/29	1,287,000	1,327,640
Cigna Group, 4.375%, 10/15/28	778,000	786,240
Cigna Group, 5.00%, 5/15/29	279,000	287,541
CVS Health Corp., 5.00%, 1/30/29	408,000	418,927
Elevance Health, Inc., 4.10%, 3/1/28	965,000	968,218
45

Schedule of Investments - Avantis Short-Term Fixed Income ETF

	Principal Amount/Shares	Value
Elevance Health, Inc., 5.15%, 6/15/29	$2,152,000	$2,226,032
HCA, Inc., 5.20%, 6/1/28	523,000	536,170
Humana, Inc., 5.75%, 3/1/28	100,000	102,766
Humana, Inc., 3.70%, 3/23/29	879,000	864,749
Humana, Inc., 4.875%, 4/1/30	1,488,000	1,509,374
IQVIA, Inc., 6.25%, 2/1/29	2,109,000	2,217,831
UnitedHealth Group, Inc., 4.60%, 4/15/27	402,000	405,251
		11,650,739
Health Care REITs — 1.2%
Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27	150,000	149,787
Alexandria Real Estate Equities, Inc., 4.70%, 7/1/30	1,156,000	1,174,600
Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30	1,937,000	1,977,188
Omega Healthcare Investors, Inc., 4.75%, 1/15/28	588,000	594,060
Omega Healthcare Investors, Inc., 5.20%, 7/1/30	500,000	512,947
Welltower OP LLC, 4.50%, 7/1/30	4,130,000	4,207,107
		8,615,689
Hotels, Restaurants and Leisure — 0.9%
Booking Holdings, Inc., 3.60%, 6/1/26	1,949,000	1,947,256
Expedia Group, Inc., 3.80%, 2/15/28	1,393,000	1,386,693
Hyatt Hotels Corp., 4.375%, 9/15/28	250,000	251,666
Hyatt Hotels Corp., 5.25%, 6/30/29	177,000	182,953
Marriott International, Inc., 5.45%, 9/15/26	150,000	150,976
Marriott International, Inc., 5.55%, 10/15/28	350,000	363,778
McDonald's Corp., 4.60%, 5/15/30	1,656,000	1,694,779
Starbucks Corp., 3.55%, 8/15/29	512,000	506,624
		6,484,725
Household Durables — 0.3%
Mohawk Industries, Inc., 5.85%, 9/18/28	734,000	765,348
PulteGroup, Inc., 5.00%, 1/15/27	1,234,000	1,240,320
		2,005,668
Industrial Conglomerates — 0.9%
3M Co., 4.80%, 3/15/30	927,000	953,424
Honeywell International, Inc., 2.70%, 8/15/29	542,000	522,015
Pentair Finance SARL, 4.50%, 7/1/29	2,056,000	2,076,547
Siemens Funding BV, 4.60%, 5/28/30(2)	3,275,000	3,357,014
		6,909,000
Insurance — 4.9%
Aon Corp., 3.75%, 5/2/29	1,164,000	1,154,513
Assurant, Inc., 4.90%, 3/27/28	2,793,000	2,829,888
Athene Holding Ltd., 6.15%, 4/3/30	1,455,000	1,525,718
AXIS Specialty Finance LLC, 3.90%, 7/15/29	1,981,000	1,972,691
Berkshire Hathaway Finance Corp., 1.85%, 3/12/30	325,000	301,793
Chubb INA Holdings LLC, 4.65%, 8/15/29	2,387,000	2,451,357
Equitable Financial Life Global Funding, 5.00%, 3/27/30(2)	2,174,000	2,229,011
Fairfax Financial Holdings Ltd., 4.85%, 4/17/28	1,769,000	1,796,298
Fairfax Financial Holdings Ltd., 4.625%, 4/29/30	500,000	506,318
Fidelity National Financial, Inc., 3.40%, 6/15/30	3,780,000	3,601,285
Lincoln National Corp., 3.80%, 3/1/28	1,440,000	1,427,312
Marsh & McLennan Cos., Inc., 3.75%, 3/14/26	4,240,000	4,238,510
Marsh & McLennan Cos., Inc., 4.375%, 3/15/29	265,000	267,879
Pacific Life Global Funding II, 4.45%, 5/1/28(2)	1,923,000	1,944,248
Principal Financial Group, Inc., 3.70%, 5/15/29	1,689,000	1,673,717
46

Schedule of Investments - Avantis Short-Term Fixed Income ETF

	Principal Amount/Shares	Value
Progressive Corp., 4.00%, 3/1/29	$1,298,000	$1,304,685
Progressive Corp., 6.625%, 3/1/29	3,612,000	3,893,162
Prudential Funding Asia PLC, 3.125%, 4/14/30	1,500,000	1,449,237
Reinsurance Group of America, Inc., 3.90%, 5/15/29	125,000	124,385
RenaissanceRe Finance, Inc., 3.45%, 7/1/27	1,876,000	1,865,605
		36,557,612
Interactive Media and Services — 1.0%
Alphabet, Inc., 4.10%, 11/15/30	3,137,000	3,166,117
Meta Platforms, Inc., 4.80%, 5/15/30	135,000	139,666
Meta Platforms, Inc., 4.20%, 11/15/30	4,110,000	4,147,139
		7,452,922
IT Services — 0.4%
CDW LLC/CDW Finance Corp., 4.25%, 4/1/28	496,000	494,010
IBM International Capital Pte. Ltd., 4.60%, 2/5/29	1,100,000	1,120,835
International Business Machines Corp., 3.50%, 5/15/29	1,650,000	1,627,149
		3,241,994
Life Sciences Tools and Services — 0.8%
Illumina, Inc., 4.75%, 12/12/30	1,937,000	1,968,293
Thermo Fisher Scientific, Inc., 5.00%, 1/31/29	3,585,000	3,704,136
		5,672,429
Machinery — 2.6%
CNH Industrial Capital LLC, 5.50%, 1/12/29	2,209,000	2,293,162
Cummins, Inc., 4.90%, 2/20/29	4,232,000	4,366,542
Cummins, Inc., 1.50%, 9/1/30	1,214,000	1,096,704
Deere & Co., 5.375%, 10/16/29	519,000	547,931
IDEX Corp., 4.95%, 9/1/29	622,000	638,992
Ingersoll Rand, Inc., 5.18%, 6/15/29	1,658,000	1,720,497
John Deere Capital Corp., 4.50%, 1/16/29	355,000	362,821
John Deere Capital Corp., 2.80%, 7/18/29	338,000	327,681
John Deere Capital Corp., 4.375%, 10/15/30	3,020,000	3,074,254
Otis Worldwide Corp., 5.25%, 8/16/28	143,000	147,587
PACCAR Financial Corp., 4.60%, 1/31/29	816,000	837,277
PACCAR Financial Corp., 4.00%, 9/26/29	2,770,000	2,791,388
PACCAR Financial Corp., 4.55%, 5/8/30	1,465,000	1,501,128
		19,705,964
Media — 0.1%
Fox Corp., 4.71%, 1/25/29	446,000	452,911
Metals and Mining — 0.6%
ArcelorMittal SA, 4.25%, 7/16/29	177,000	178,094
BHP Billiton Finance USA Ltd., 5.10%, 9/8/28	345,000	355,719
BHP Billiton Finance USA Ltd., 5.25%, 9/8/30	973,000	1,021,804
Freeport-McMoRan, Inc., 4.25%, 3/1/30	2,350,000	2,354,967
Rio Tinto Finance USA Ltd., 7.125%, 7/15/28	292,000	313,889
		4,224,473
Multi-Utilities — 1.2%
Ameren Corp., 5.00%, 1/15/29	1,462,000	1,503,565
CenterPoint Energy, Inc., 5.40%, 6/1/29	2,369,000	2,466,102
Consumers Energy Co., 4.60%, 5/30/29	1,775,000	1,816,563
Consumers Energy Co., 4.70%, 1/15/30	1,421,000	1,460,071
National Grid PLC, 5.60%, 6/12/28	320,000	331,337
Sempra, 5.40%, 8/1/26	1,433,000	1,439,661
		9,017,299
47

Schedule of Investments - Avantis Short-Term Fixed Income ETF

	Principal Amount/Shares	Value
Oil, Gas and Consumable Fuels — 5.3%
Boardwalk Pipelines LP, 4.45%, 7/15/27	$867,000	$871,047
BP Capital Markets America, Inc., 3.94%, 9/21/28	624,000	626,736
BP Capital Markets America, Inc., 4.70%, 4/10/29	1,707,000	1,750,684
BP Capital Markets America, Inc., 4.87%, 11/25/29	1,876,000	1,938,273
Cheniere Energy, Inc., 4.625%, 10/15/28	678,000	677,984
Chevron USA, Inc., 4.69%, 4/15/30	2,550,000	2,628,909
ConocoPhillips Co., 6.95%, 4/15/29	160,000	174,557
ConocoPhillips Co., 4.70%, 1/15/30	4,170,000	4,272,809
DCP Midstream Operating LP, 5.625%, 7/15/27	568,000	579,190
DCP Midstream Operating LP, 5.125%, 5/15/29	1,310,000	1,348,149
Devon Energy Corp., 5.25%, 10/15/27	430,000	430,012
Devon Energy Corp., 4.50%, 1/15/30	224,000	226,197
Enbridge, Inc., 4.25%, 12/1/26	971,000	972,371
Enbridge, Inc., 6.00%, 11/15/28	170,000	179,117
Enbridge, Inc., 4.20%, 11/20/28	1,937,000	1,949,318
Enbridge, Inc., 5.30%, 4/5/29	495,000	513,143
Energy Transfer LP, 6.05%, 12/1/26	403,000	408,422
Energy Transfer LP, 5.50%, 6/1/27	906,000	919,963
Energy Transfer LP, 4.00%, 10/1/27	195,000	195,306
Energy Transfer LP, 5.55%, 2/15/28	819,000	843,320
Energy Transfer LP, 4.95%, 5/15/28	431,000	439,347
Enterprise Products Operating LLC, 3.125%, 7/31/29	300,000	293,129
Equinor ASA, 7.25%, 9/23/27	956,000	1,007,509
Kinder Morgan, Inc., 5.00%, 2/1/29	948,000	976,810
Kinder Morgan, Inc., 5.15%, 6/1/30	589,000	613,104
MPLX LP, 1.75%, 3/1/26	150,000	150,000
MPLX LP, 4.25%, 12/1/27	213,000	214,054
MPLX LP, 4.80%, 2/15/29	1,262,000	1,286,720
ONEOK, Inc., 4.55%, 7/15/28	553,000	559,176
ONEOK, Inc., 5.65%, 11/1/28	991,000	1,031,387
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29	1,291,000	1,266,399
Plains All American Pipeline LP/PAA Finance Corp., 4.70%, 1/15/31	1,937,000	1,968,023
Sabine Pass Liquefaction LLC, 4.20%, 3/15/28	1,028,000	1,032,633
Targa Resources Corp., 5.20%, 7/1/27	783,000	795,770
Targa Resources Corp., 6.15%, 3/1/29	803,000	850,140
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 1/15/28	486,000	486,284
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	201,000	216,286
TotalEnergies Capital International SA, 3.46%, 2/19/29	606,000	601,125
Valero Energy Corp., 5.15%, 2/15/30	2,353,000	2,439,349
Williams Cos., Inc., 5.30%, 8/15/28	300,000	309,792
Woodside Finance Ltd., 4.90%, 5/19/28	1,445,000	1,471,627
		39,514,171
Paper and Forest Products — 0.3%
Georgia-Pacific LLC, 7.75%, 11/15/29	1,887,000	2,132,760
Passenger Airlines — 0.0%
American Airlines Pass-Through Trust, Class AA, 3.58%, 7/15/29	183,647	182,058
United Airlines Pass-Through Trust, Class A, 5.875%, 4/15/29	35,817	36,702
		218,760
Personal Care Products — 0.0%
Estee Lauder Cos., Inc., 4.375%, 5/15/28	150,000	151,702
48

Schedule of Investments - Avantis Short-Term Fixed Income ETF

	Principal Amount/Shares	Value
Pharmaceuticals — 1.8%
Astrazeneca Finance LLC, 4.85%, 2/26/29	$1,887,000	$1,944,680
Bristol-Myers Squibb Co., 3.40%, 7/26/29	459,000	452,672
Eli Lilly & Co., 3.375%, 3/15/29	280,000	277,471
Eli Lilly & Co., 4.20%, 8/14/29	2,613,000	2,649,472
GlaxoSmithKline Capital PLC, 3.375%, 6/1/29	1,579,000	1,558,747
GlaxoSmithKline Capital, Inc., 4.50%, 4/15/30	1,618,000	1,655,031
Merck & Co., Inc., 3.40%, 3/7/29	473,000	468,725
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 5/19/28	1,191,000	1,208,711
Pharmacia LLC, 6.60%, 12/1/28	3,000,000	3,216,012
		13,431,521
Professional Services — 0.3%
Paychex, Inc., 5.10%, 4/15/30	1,915,000	1,956,157
Real Estate Management and Development — 0.4%
CBRE Services, Inc., 5.50%, 4/1/29	2,108,000	2,191,294
CBRE Services, Inc., 4.80%, 6/15/30	224,000	228,547
Jones Lang LaSalle, Inc., 6.875%, 12/1/28	451,000	482,593
		2,902,434
Residential REITs — 2.1%
AvalonBay Communities, Inc., 2.95%, 5/11/26	1,200,000	1,197,739
AvalonBay Communities, Inc., 3.30%, 6/1/29	1,994,000	1,958,350
AvalonBay Communities, Inc., 2.30%, 3/1/30	1,734,000	1,625,189
AvalonBay Communities, Inc., 4.35%, 12/1/30	973,000	982,868
Camden Property Trust, 4.10%, 10/15/28	1,345,000	1,353,047
Camden Property Trust, 3.15%, 7/1/29	973,000	947,463
Camden Property Trust, 2.80%, 5/15/30	3,280,000	3,123,079
UDR, Inc., 3.50%, 7/1/27	787,000	783,117
UDR, Inc., 4.40%, 1/26/29	1,958,000	1,978,758
UDR, Inc., 3.20%, 1/15/30	1,656,000	1,608,108
		15,557,718
Retail REITs — 0.4%
NNN REIT, Inc., 3.50%, 10/15/27	766,000	762,152
Realty Income Corp., 3.25%, 6/15/29	591,000	579,110
Realty Income Corp., 3.20%, 2/15/31	1,500,000	1,434,370
		2,775,632
Semiconductors and Semiconductor Equipment — 1.5%
Broadcom, Inc., 5.05%, 7/12/29	1,316,000	1,361,851
Broadcom, Inc., 4.35%, 2/15/30	1,290,000	1,306,383
Broadcom, Inc., 5.05%, 4/15/30	2,057,000	2,132,752
Intel Corp., 5.125%, 2/10/30	601,000	620,516
KLA Corp., 4.10%, 3/15/29	2,099,000	2,112,042
Marvell Technology, Inc., 1.65%, 4/15/26	363,000	361,961
Marvell Technology, Inc., 4.875%, 6/22/28	165,000	168,265
Marvell Technology, Inc., 5.75%, 2/15/29	2,283,000	2,386,881
QUALCOMM, Inc., 4.50%, 5/20/30	967,000	986,513
Texas Instruments, Inc., 4.60%, 2/8/29	25,000	25,620
		11,462,784
Software — 0.1%
Atlassian Corp., 5.25%, 5/15/29	309,000	314,534
Intuit, Inc., 5.125%, 9/15/28	325,000	334,600
Trimble, Inc., 4.90%, 6/15/28	382,000	385,664
		1,034,798
49

Schedule of Investments - Avantis Short-Term Fixed Income ETF

	Principal Amount/Shares	Value
Specialized REITs — 1.7%
American Tower Corp., 3.55%, 7/15/27	$920,000	$915,790
American Tower Corp., 5.50%, 3/15/28	323,000	332,428
American Tower Corp., 5.25%, 7/15/28	100,000	102,921
American Tower Corp., 5.80%, 11/15/28	320,000	334,481
American Tower Corp., 3.95%, 3/15/29	582,000	580,408
American Tower Corp., 5.00%, 1/31/30	105,000	108,200
American Tower Corp., 4.90%, 3/15/30	1,270,000	1,305,394
Crown Castle, Inc., 4.00%, 3/1/27	230,000	230,089
Crown Castle, Inc., 5.00%, 1/11/28	115,000	117,054
Crown Castle, Inc., 4.80%, 9/1/28	309,000	314,350
Crown Castle, Inc., 5.60%, 6/1/29	1,950,000	2,031,698
Equinix, Inc., 1.45%, 5/15/26	749,000	744,967
Public Storage Operating Co., 1.85%, 5/1/28	352,000	337,830
Public Storage Operating Co., 5.125%, 1/15/29(1)	1,130,000	1,171,384
VICI Properties LP, 4.75%, 4/1/28	1,433,000	1,447,671
Weyerhaeuser Co., 4.00%, 11/15/29	2,850,000	2,837,664
		12,912,329
Specialty Retail — 1.3%
AutoZone, Inc., 4.00%, 4/15/30	590,000	587,684
Home Depot, Inc., 4.90%, 4/15/29	1,473,000	1,519,737
Home Depot, Inc., 2.95%, 6/15/29	1,566,000	1,527,263
Home Depot, Inc., 4.75%, 6/25/29	1,397,000	1,439,011
Lowe's Cos., Inc., 1.70%, 9/15/28	643,000	609,614
Lowe's Cos., Inc., 3.65%, 4/5/29	398,000	394,886
TJX Cos., Inc., 3.875%, 4/15/30	3,510,000	3,514,005
		9,592,200
Technology Hardware, Storage and Peripherals — 0.9%
Apple, Inc., 3.25%, 8/8/29	380,000	375,774
Apple, Inc., 1.65%, 5/11/30	1,813,000	1,665,168
Dell International LLC/EMC Corp., 6.02%, 6/15/26	164,000	164,116
Dell International LLC/EMC Corp., 4.90%, 10/1/26	488,000	489,766
Dell International LLC/EMC Corp., 4.75%, 4/1/28	959,000	974,485
Dell International LLC/EMC Corp., 5.30%, 10/1/29	704,000	730,811
HP, Inc., 3.00%, 6/17/27	325,000	321,039
HP, Inc., 4.00%, 4/15/29	1,935,000	1,924,502
		6,645,661
Textiles, Apparel and Luxury Goods — 0.6%
Ralph Lauren Corp., 2.95%, 6/15/30	4,894,000	4,689,584
Trading Companies and Distributors — 0.3%
Air Lease Corp., 1.875%, 8/15/26	2,505,000	2,479,847
Transportation Infrastructure — 0.3%
Aon North America, Inc., 5.15%, 3/1/29	2,510,000	2,589,006
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc., 4.80%, 7/15/28	433,000	441,557
T-Mobile USA, Inc., 2.40%, 3/15/29	746,000	712,868
		1,154,425
TOTAL CORPORATE BONDS (Cost $569,058,033)		577,350,766
U.S. TREASURY SECURITIES — 20.0%
U.S. Treasury Notes, 4.50%, 3/31/26	10,140,000	10,145,809
U.S. Treasury Notes, 4.875%, 4/30/26	5,612,900	5,623,437
50

Schedule of Investments - Avantis Short-Term Fixed Income ETF

	Principal Amount/Shares	Value
U.S. Treasury Notes, 3.625%, 5/15/26	$5,500,000	$5,499,143
U.S. Treasury Notes, 0.75%, 5/31/26	5,740,000	5,698,555
U.S. Treasury Notes, 4.625%, 6/30/26	3,432,000	3,442,875
U.S. Treasury Notes, 3.75%, 8/31/26	4,430,000	4,431,842
U.S. Treasury Notes, 3.875%, 7/31/27	3,280,000	3,299,283
U.S. Treasury Notes, 0.625%, 11/30/27	4,863,700	4,636,854
U.S. Treasury Notes, 0.75%, 1/31/28	5,092,000	4,845,257
U.S. Treasury Notes, 1.125%, 2/29/28	5,649,800	5,405,490
U.S. Treasury Notes, 1.25%, 4/30/28	5,600,000	5,353,031
U.S. Treasury Notes, 1.25%, 6/30/28	4,842,800	4,613,997
U.S. Treasury Notes, 1.00%, 7/31/28	4,464,200	4,220,413
U.S. Treasury Notes, 1.25%, 9/30/28	5,770,000	5,468,089
U.S. Treasury Notes, 3.125%, 11/15/28	6,504,700	6,461,505
U.S. Treasury Notes, 1.375%, 12/31/28	7,482,000	7,079,696
U.S. Treasury Notes, 3.50%, 1/15/29	7,490,000	7,513,699
U.S. Treasury Notes, 1.75%, 1/31/29(3)	7,098,300	6,777,490
U.S. Treasury Notes, 1.875%, 2/28/29	6,729,800	6,440,498
U.S. Treasury Notes, 2.375%, 3/31/29	6,440,000	6,248,309
U.S. Treasury Notes, 2.75%, 5/31/29	7,347,000	7,199,056
U.S. Treasury Notes, 4.25%, 6/30/29	3,790,000	3,889,117
U.S. Treasury Notes, 2.625%, 7/31/29	6,170,000	6,014,304
U.S. Treasury Notes, 3.875%, 9/30/29	5,370,000	5,448,767
U.S. Treasury Notes, 4.00%, 3/31/30	4,750,000	4,845,742
U.S. Treasury Notes, 0.625%, 8/15/30	5,750,000	5,075,947
U.S. Treasury Notes, 4.375%, 11/30/30	3,570,000	3,703,248
TOTAL U.S. TREASURY SECURITIES (Cost $148,026,539)		149,381,453
U.S. GOVERNMENT AGENCY SECURITIES — 1.5%
Federal Farm Credit Banks Funding Corp., 4.50%, 3/2/26	197,000	197,000
Federal Farm Credit Banks Funding Corp., 4.375%, 6/23/26	967,000	968,899
Federal Farm Credit Banks Funding Corp., 3.625%, 9/15/26	1,445,000	1,444,733
FHLB, 1.05%, 8/13/26	500,000	494,427
FHLB, 4.625%, 11/17/26	1,480,000	1,490,222
FHLB, 1.25%, 12/21/26	1,000,000	982,336
FHLB, 4.00%, 3/10/27	1,500,000	1,507,385
FHLB, 3.25%, 6/9/28	500,000	499,061
FHLB, 4.00%, 6/30/28	100,000	101,461
FHLB, 3.25%, 11/16/28	150,000	149,683
FHLMC, 0.80%, 10/27/26	723,000	709,958
FNMA, 1.875%, 9/24/26	1,445,000	1,430,666
Tennessee Valley Authority, Series A, 2.875%, 2/1/27	100,000	99,383
Tennessee Valley Authority, 3.875%, 3/15/28	915,000	924,894
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $10,967,390)		11,000,108
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Canada — 0.1%
Export Development Canada, 3.75%, 9/7/27	490,000	492,274
Export Development Canada, 3.875%, 2/14/28	300,000	302,470
		794,744
Sweden — 0.0%
Svensk Exportkredit AB, 2.25%, 3/22/27	350,000	345,360
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,129,684)		1,140,104
51

Schedule of Investments - Avantis Short-Term Fixed Income ETF

	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	818,795	$818,795
State Street Navigator Securities Lending Government Money Market Portfolio(4)	2,422,965	2,422,965
TOTAL SHORT-TERM INVESTMENTS (Cost $3,241,760)		3,241,760
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $732,423,406)		742,114,191
OTHER ASSETS AND LIABILITIES — 0.8%		6,139,876
TOTAL NET ASSETS — 100.0%		$748,254,067

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,359,809. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $9,504,401, which represented 1.3% of total net assets.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $169,646.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,422,965.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$577,350,766	—
U.S. Treasury Securities	—	149,381,453	—
U.S. Government Agency Securities	—	11,000,108	—
Sovereign Governments and Agencies	—	1,140,104	—
Short-Term Investments	$3,241,760	—	—
	$3,241,760	$738,872,431	—

See Notes to Financial Statements.
52

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)
	Avantis Core Fixed Income ETF	Avantis Core Municipal Fixed Income ETF
Assets
Investment securities, at value	$1,943,176,644	$155,746,538
Investment made with cash collateral received for securities on loan, at value	17,312,698	—
Cash	14,660,000	—
Receivable for investments sold	76,378,183	—
Receivable for variation margin on futures contracts	8,906	—
Interest receivable	17,977,527	1,689,564
Securities lending receivable	3,950	—
	2,069,517,908	157,436,102

Liabilities
Payable for collateral received for forward commitments	943,221	—
Payable for collateral received for securities on loan	17,312,698	—
Payable for investments purchased	397,192,043	—
Payable for variation margin on swap agreements	30,631	—
Accrued management fees	186,844	17,622
	415,665,437	17,622

Net Assets	$1,653,852,471	$157,418,480

Shares outstanding (unlimited number of shares authorized)	38,900,000	3,350,000

Net Asset Value Per Share	$42.52	$46.99

Net Assets Consist of:
Capital paid in	$1,642,666,802	$155,866,619
Distributable earnings (loss)	11,185,669	1,551,861
	$1,653,852,471	$157,418,480

Investment securities, at cost	$1,917,905,335	$153,741,947
Investment securities on loan, at value	$16,787,859	—
Investment made with cash collateral received for securities on loan, at cost	$17,312,698	—

See Notes to Financial Statements.
53

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)
	Avantis Credit ETF	Avantis Short-Term Fixed Income ETF
Assets
Investment securities, at value	$12,689,727	$739,691,226
Investment made with cash collateral received for securities on loan, at value	—	2,422,965
Cash	5,081	11,196,635
Receivable for investments sold	—	3,401,853
Receivable for variation margin on futures contracts	2,344	—
Unrealized appreciation on forward foreign currency exchange contracts	1,105	—
Interest receivable	164,267	8,233,655
Securities lending receivable	—	1,572
	12,862,524	764,947,906

Liabilities
Payable for collateral received for securities on loan	—	2,422,965
Payable for investments purchased	—	14,188,287
Payable for variation margin on swap agreements	3,019	—
Unrealized depreciation on forward foreign currency exchange contracts	3,026	—
Accrued management fees	1,831	82,587
	7,876	16,693,839

Net Assets	$12,854,648	$748,254,067

Shares outstanding (unlimited number of shares authorized)	250,000	15,800,000

Net Asset Value Per Share	$51.42	$47.36

Net Assets Consist of:
Capital paid in	$12,538,966	$738,515,820
Distributable earnings (loss)	315,682	9,738,247
	$12,854,648	$748,254,067

Investment securities, at cost	$12,368,910	$730,000,441
Investment securities on loan, at value	—	$2,359,809
Investment made with cash collateral received for securities on loan, at cost	—	$2,422,965

See Notes to Financial Statements.
54

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)
	Avantis Core Fixed Income ETF	Avantis Core Municipal Fixed Income ETF
Investment Income (Loss)
Income:
Interest	$32,477,286	$2,761,210
Securities lending, net	18,592	—
	32,495,878	2,761,210
Expenses:
Management fees	1,085,459	111,082
Interest expenses	17,302	—
	1,102,761	111,082

Net investment income (loss)	31,393,117	2,650,128

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	6,871,288	(222,877)
Futures contract transactions	100,298	—
Swap agreement transactions	197,466	—
	7,169,052	(222,877)

Change in net unrealized appreciation (depreciation) on:
Investments	17,413,475	7,893,169
Futures contracts	4,799	—
Swap agreements	(120,425)	—
	17,297,849	7,893,169

Net realized and unrealized gain (loss)	24,466,901	7,670,292

Net Increase (Decrease) in Net Assets Resulting from Operations	$55,860,018	$10,320,420

See Notes to Financial Statements.
55

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)
	Avantis Credit ETF	Avantis Short-Term Fixed Income ETF
Investment Income (Loss)
Income:
Interest	$258,242	$15,030,226
Securities lending, net	—	8,548
	258,242	15,038,774
Expenses:
Management fees	11,453	508,112
Interest expenses	1,051	—
Trustees' fees and expenses	90	—
	12,594	508,112

Net investment income (loss)	245,648	14,530,662

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	3,878	1,430,477
Forward foreign currency exchange contract transactions	(11,031)	—
Futures contract transactions	3,303	—
Swap agreement transactions	24,325	—
Foreign currency translation transactions	997	—
	21,472	1,430,477

Change in net unrealized appreciation (depreciation) on:
Investments	108,340	1,319,353
Forward foreign currency exchange contracts	12,355	—
Futures contracts	850	—
Swap agreements	(16,707)	—
Translation of assets and liabilities in foreign currencies	226	—
	105,064	1,319,353

Net realized and unrealized gain (loss)	126,536	2,749,830

Net Increase (Decrease) in Net Assets Resulting from Operations	$372,184	$17,280,492

See Notes to Financial Statements.
56

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2025
	Avantis Core Fixed Income ETF		Avantis Core Municipal Fixed Income ETF
Increase (Decrease) in Net Assets	February 28, 2026	August 31, 2025	February 28, 2026	August 31, 2025
Operations
Net investment income (loss)	$31,393,117	$46,269,718	$2,650,128	$5,304,020
Net realized gain (loss)	7,169,052	(5,296,353)	(222,877)	(183,837)
Change in net unrealized appreciation (depreciation)	17,297,849	2,448,546	7,893,169	(6,253,846)
Net increase (decrease) in net assets resulting from operations	55,860,018	43,421,911	10,320,420	(1,133,663)

Distributions to Shareholders
From earnings	(30,916,935)	(44,957,870)	(2,661,645)	(5,183,560)

Capital Share Transactions
Proceeds from shares sold	530,731,816	521,099,100	9,297,895	11,595,570
Payments for shares redeemed	(116,347,560)	(92,680,290)	(6,915,680)	(2,237,810)
Other capital	7,510	9,845	47,414	28,786
Net increase (decrease) in net assets from capital share transactions	414,391,766	428,428,655	2,429,629	9,386,546

Net increase (decrease) in net assets	439,334,849	426,892,696	10,088,404	3,069,323

Net Assets
Beginning of period	1,214,517,622	787,624,926	147,330,076	144,260,753
End of period	$1,653,852,471	$1,214,517,622	$157,418,480	$147,330,076

Transactions in Shares of the Funds
Sold	12,600,000	12,550,000	200,000	250,000
Redeemed	(2,750,000)	(2,250,000)	(150,000)	(50,000)
Net increase (decrease) in shares of the funds	9,850,000	10,300,000	50,000	200,000

See Notes to Financial Statements.
57

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2025 (EXCEPT AS NOTED)
	Avantis Credit ETF		Avantis Short-Term Fixed Income ETF
Increase (Decrease) in Net Assets	February 28, 2026	August 31, 2025(1)	February 28, 2026	August 31, 2025
Operations
Net investment income (loss)	$245,648	$169,367	$14,530,662	$25,628,374
Net realized gain (loss)	21,472	(23,982)	1,430,477	52,739
Change in net unrealized appreciation (depreciation)	105,064	221,533	1,319,353	4,846,413
Net increase (decrease) in net assets resulting from operations	372,184	366,918	17,280,492	30,527,526

Distributions to Shareholders
From earnings	(345,900)	(77,520)	(14,784,980)	(24,656,640)

Capital Share Transactions
Proceeds from shares sold	—	12,538,700	103,764,480	273,045,985
Payments for shares redeemed	—	—	(25,952,315)	(18,625,150)
Other capital	—	266	1,058	4,037
Net increase (decrease) in net assets from capital share transactions	—	12,538,966	77,813,223	254,424,872

Net increase (decrease) in net assets	26,284	12,828,364	80,308,735	260,295,758

Net Assets
Beginning of period	12,828,364	—	667,945,332	407,649,574
End of period	$12,854,648	$12,828,364	$748,254,067	$667,945,332

Transactions in Shares of the Funds
Sold	—	250,000	2,200,000	5,850,000
Redeemed	—	—	(550,000)	(400,000)
Net increase (decrease) in shares of the funds	—	250,000	1,650,000	5,450,000
(1)April 15, 2025 (fund inception) through August 31, 2025.

See Notes to Financial Statements.
58

Notes to Financial Statements

FEBRUARY 28, 2026 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Delaware statutory trust. The financial statements herein relate to the following funds offered by the trust.

Fund Name	Ticker	Exchange
Avantis Core Fixed Income ETF	AVIG	NYSE Arca, Inc.
Avantis Core Municipal Fixed Income ETF	AVMU	NYSE Arca, Inc.
Avantis Credit ETF	AVGB	The Nasdaq Stock Market LLC
Avantis Short-Term Fixed Income ETF	AVSF	NYSE Arca, Inc.

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities, convertible bonds and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

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•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Forward Commitments — A fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. A fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, a fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net realized gains, if any, are generally declared and paid annually. Distributions from net investment income, if any, are generally declared and paid as follows:

Avantis Core Fixed Income ETF	Monthly
Avantis Core Municipal Fixed Income ETF	Monthly
Avantis Credit ETF	Quarterly
Avantis Short-Term Fixed Income ETF	Monthly

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

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3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee is as follows:

Annual Management Fee
Avantis Core Fixed Income ETF	0.15%
Avantis Core Municipal Fixed Income ETF	0.15%
Avantis Credit ETF	0.18%
Avantis Short-Term Fixed Income ETF	0.15%

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Avantis Credit ETF	American Century Investment Management, Inc. (ACIM)	20%

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Investment transactions, including TBA transactions and excluding short-term investments and in kind transactions, for the period ended February 28, 2026 were as follows:

	Avantis Core Fixed Income ETF	Avantis Core Municipal Fixed Income ETF	Avantis Credit ETF	Avantis Short-Term Fixed Income ETF
Purchases of U.S. Treasury and Government Agency obligations	$1,904,089,957	—	—	$46,138,435
Purchases of other investment securities	$114,921,005	$19,870,548	$594,650	$96,305,067
Total Purchases	$2,019,010,962	$19,870,548	$594,650	$142,443,502

Sales of U.S. Treasury and Government Agency obligations	$1,738,558,636	—	—	$29,334,869
Sales of other investment securities	$60,144,627	$18,076,659	$760,617	$93,914,583
Total Sales	$1,798,703,263	$18,076,659	$760,617	$123,249,452

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended February 28, 2026 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Avantis Core Fixed Income ETF	$422,019,121	$109,271,851	$2,463,051
Avantis Short-Term Fixed Income ETF	$101,602,965	$25,337,212	$407,685
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

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5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

6. Derivative Instruments

A fund may invest in various types of derivative instruments as permitted by its investment objectives and policies. The following is a summary of the primary underlying risks and derivative strategies used during the period. The Schedule of Investments provides additional information on the value and effect of a fund’s derivative instruments activity.

Credit Risk — The funds may be subject to credit risk in the normal course of pursuing their investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The average notional exposure to credit risk derivative instruments held during the period was as follows:

Avantis Core Fixed Income ETF	$28,666,667
Avantis Credit ETF	$647,833

Foreign Currency Risk — The funds may be subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was as follows:

Avantis Credit ETF	$4,770,665

Interest Rate Risk — The funds may be subject to interest rate risk in the normal course of pursuing their investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The average notional exposure to interest rate risk derivative instruments held during the period was as follows:

	Futures Contracts Purchased	Futures Contracts Sold
Avantis Core Fixed Income ETF	$3,206,484	—
Avantis Credit ETF	$859,177	—

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7. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Avantis Core Fixed Income ETF	Avantis Core Municipal Fixed Income ETF	Avantis Credit ETF	Avantis Short-Term Fixed Income ETF
Federal tax cost of investments	$1,935,612,500	$153,741,947	$12,368,910	$732,438,915
Gross tax appreciation of investments	$26,139,911	$2,747,045	$321,027	$9,713,526
Gross tax depreciation of investments	(1,263,069)	(742,454)	(210)	(38,250)
Net tax appreciation (depreciation) of investments	$24,876,842	$2,004,591	$320,817	$9,675,276

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2025, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Avantis Core Fixed Income ETF	$(12,589,150)	$(12,736,838)
Avantis Core Municipal Fixed Income ETF	$(2,886)	$(688,469)
Avantis Short-Term Fixed Income ETF	$(1,471,362)	$(2,204,856)
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Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Portfolio Turnover Rate (excluding TBA transactions)(3)	Net Assets, End of Period (in thousands)
Avantis Core Fixed Income ETF
2026(4)	$41.81	0.91	0.71	1.62	(0.91)	0.00(5)	$42.52	3.93%	0.15%	4.34%	122%	10%	$1,653,852
2025	$42.01	1.88	(0.22)	1.66	(1.86)	0.00(5)	$41.81	4.10%	0.15%	4.57%	332%	49%	$1,214,518
2024	$40.81	1.90	1.17	3.07	(1.87)	0.00(5)	$42.01	7.77%	0.15%	4.66%	324%	27%	$787,625
2023	$42.59	1.62	(1.92)	(0.30)	(1.48)	0.00(5)	$40.81	(0.67)%	0.15%	3.91%	346%	27%	$514,217
2022	$49.67	0.94	(7.28)	(6.34)	(0.74)	0.00(5)	$42.59	(12.86)%	0.15%	2.09%	382%	31%	$249,132
2021(6)	$50.00	0.51	(0.43)	0.08	(0.41)	0.00(5)	$49.67	0.15%	0.15%	1.17%	185%	23%	$69,534

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
(5)Per-share amount was less than $0.005.
(6)October 13, 2020 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Core Municipal Fixed Income ETF
2026(4)	$44.65	0.82	2.34	3.16	(0.83)	0.01	$46.99	7.16%	0.15%	3.58%	12%	$157,418
2025	$46.54	1.63	(1.93)	(0.30)	(1.60)	0.01	$44.65	(0.66)%	0.15%	3.59%	16%	$147,330
2024	$45.66	1.49	0.77	2.26	(1.40)	0.02	$46.54	5.10%	0.15%	3.23%	19%	$144,261
2023	$45.62	1.11	(0.13)	0.98	(0.98)	0.04	$45.66	2.22%	0.15%	2.42%	6%	$86,746
2022	$50.25	0.48	(4.69)	(4.21)	(0.44)	0.02	$45.62	(8.36)%	0.15%	1.01%	2%	$36,499
2021(5)	$50.00	0.26	0.17	0.43	(0.21)	0.03	$50.25	0.93%	0.15%	0.70%	14%	$27,637

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
(5)December 8, 2020 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Credit ETF
2026(4)	$51.31	0.98	0.51	1.49	(1.38)	—	$51.42	2.95%	0.20%	3.86%	5%	$12,855
2025(5)	$50.00	0.77	0.93	1.70	(0.39)	0.00(6)	$51.31	3.41%	0.19%	4.04%	2%	$12,828

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
(5)April 15, 2025 (fund inception) through August 31, 2025.
(6)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Short-Term Fixed Income ETF
2026(4)	$47.20	1.00	0.19	1.19	(1.03)	0.00(5)	$47.36	2.55%	0.15%	4.29%	20%	$748,254
2025	$46.86	2.06	0.29	2.35	(2.01)	0.00(5)	$47.20	5.18%	0.15%	4.41%	57%	$667,945
2024	$45.84	2.04	0.97	3.01	(1.99)	0.00(5)	$46.86	6.74%	0.15%	4.44%	39%	$407,650
2023	$46.60	1.70	(0.96)	0.74	(1.50)	0.00(5)	$45.84	1.63%	0.15%	3.69%	59%	$247,554
2022	$50.00	0.57	(3.52)	(2.95)	(0.45)	0.00(5)	$46.60	(5.92)%	0.15%	1.18%	38%	$86,202
2021(6)	$50.00	0.18	(0.02)	0.16	(0.16)	0.00(5)	$50.00	0.33%	0.15%	0.40%	49%	$32,499

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2026 (unaudited).
(5)Per-share amount was less than $0.005.
(6)October 13, 2020 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

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Semiannual Financial Statements and Other Information

February 28, 2026

Avantis® U.S. Equity Fund
Institutional Class (AVUSX)
G Class (AVUNX)
Avantis® U.S. Large Cap Value Fund
Institutional Class (AVLVX)
G Class (ALCEX)
Avantis® U.S. Small Cap Equity Fund
Institutional Class (AVSCX)
G Class (AVSBX)
Avantis® U.S. Small Cap Value Fund
Institutional Class (AVUVX)
G Class (AVCNX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit avantisinvestors.com/docs.

Schedule of Investments - Avantis U.S. Equity Fund
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.5%
Aerospace and Defense — 1.5%
AerSale Corp.(1)	423	$3,299
Astronics Corp.(1)	1,788	144,149
ATI, Inc.(1)	2,483	406,194
Boeing Co.(1)	3,825	870,302
BWX Technologies, Inc.	2,456	505,887
Carpenter Technology Corp.	708	281,834
Curtiss-Wright Corp.	316	221,304
Ducommun, Inc.(1)	60	7,415
General Dynamics Corp.	1,221	435,958
General Electric Co.	5,144	1,760,586
Hexcel Corp.	847	78,508
Howmet Aerospace, Inc.	1,832	480,955
Huntington Ingalls Industries, Inc.	329	146,247
Lockheed Martin Corp.	2,042	1,343,799
National Presto Industries, Inc.	69	9,104
Northrop Grumman Corp.	623	451,289
RTX Corp.	6,183	1,252,800
Textron, Inc.	2,659	262,310
TransDigm Group, Inc.	251	327,000
Woodward, Inc.	723	279,628
		9,268,568
Air Freight and Logistics — 0.7%
CH Robinson Worldwide, Inc.	666	123,376
Expeditors International of Washington, Inc.	5,094	738,783
FedEx Corp.	5,105	1,975,635
Hub Group, Inc., Class A	1,908	82,178
Radiant Logistics, Inc.(1)	2,544	18,876
United Parcel Service, Inc., Class B	10,460	1,212,942
		4,151,790
Automobile Components — 0.5%
Aptiv PLC(1)	6,597	485,143
Autoliv, Inc.	3,045	360,893
BorgWarner, Inc.	9,535	548,930
Dana, Inc.	8,036	275,153
Dauch Corp.(1)	6,871	45,349
Dorman Products, Inc.(1)	885	104,306
Gentex Corp.	6,753	158,020
Gentherm, Inc.(1)	666	21,825
Goodyear Tire & Rubber Co.(1)	14,708	121,341
LCI Industries	686	91,375
Lear Corp.	2,446	321,037
Motorcar Parts of America, Inc.(1)	156	1,613
Patrick Industries, Inc.(2)	1,063	131,589
Phinia, Inc.	1,657	120,348
Standard Motor Products, Inc.	592	23,491
Stoneridge, Inc.(1)	725	5,720
Visteon Corp.	1,257	120,257
XPEL, Inc.(1)	319	13,596
		2,949,986
2

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Automobiles — 1.4%
Ford Motor Co.	107,839	$1,519,452
General Motors Co.	24,458	1,925,089
Harley-Davidson, Inc.	3,120	56,160
Rivian Automotive, Inc., Class A(1)	9,165	140,499
Tesla, Inc.(1)	11,948	4,809,190
Thor Industries, Inc.	1,279	122,950
Winnebago Industries, Inc.	367	14,640
		8,587,980
Banks — 4.9%
1st Source Corp.	469	31,428
ACNB Corp.	183	9,223
Amalgamated Financial Corp.	900	34,641
Amerant Bancorp, Inc.	576	12,298
Ameris Bancorp	1,262	98,007
Arrow Financial Corp.	423	14,090
Associated Banc-Corp.	3,584	94,653
Atlantic Union Bankshares Corp.	3,420	126,745
Axos Financial, Inc.(1)	1,655	143,687
Banc of California, Inc.	2,365	43,682
BancFirst Corp.	538	59,180
Bancorp, Inc.(1)	2,579	135,372
Bank First Corp.	230	30,974
Bank of America Corp.	51,067	2,544,669
Bank of Hawaii Corp.	925	70,087
Bank of Marin Bancorp	216	5,376
Bank of NT Butterfield & Son Ltd.	2,378	120,683
Bank OZK	3,542	164,916
BankUnited, Inc.	1,765	82,426
Banner Corp.	771	45,373
Bar Harbor Bankshares	333	10,743
BayCom Corp.	257	7,556
BCB Bancorp, Inc.	395	3,160
Beacon Financial Corp.	2,051	60,997
Blue Foundry Bancorp(1)	692	9,121
BOK Financial Corp.	417	52,425
Bridgewater Bancshares, Inc.(1)	539	9,853
Burke & Herbert Financial Services Corp.	318	20,492
Business First Bancshares, Inc.(2)	765	20,885
Byline Bancorp, Inc.	798	24,898
California BanCorp	849	15,545
Camden National Corp.	301	13,894
Capital City Bank Group, Inc.	250	10,711
Carter Bankshares, Inc.(1)	878	18,298
Cathay General Bancorp	1,576	78,343
Central Pacific Financial Corp.	762	24,270
ChoiceOne Financial Services, Inc.	293	8,386
Citigroup, Inc.	17,019	1,875,324
Citizens & Northern Corp.	141	3,167
Citizens Financial Group, Inc.	6,684	402,310
City Holding Co.	333	39,950
Civista Bancshares, Inc.	146	3,476
CNB Financial Corp.	513	14,369
3

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Columbia Banking System, Inc.	7,956	$226,348
Columbia Financial, Inc.(1)	641	11,474
Commerce Bancshares, Inc.	2,526	128,801
Community Financial System, Inc.	578	34,998
Community Trust Bancorp, Inc.	377	22,635
Community West Bancshares	256	5,947
ConnectOne Bancorp, Inc.	1,347	35,736
Cullen/Frost Bankers, Inc.	1,331	183,971
Customers Bancorp, Inc.(1)	688	46,399
CVB Financial Corp.	2,572	49,460
Dime Community Bancshares, Inc.	1,198	38,755
Eagle Bancorp, Inc.	617	15,703
East West Bancorp, Inc.	4,948	541,559
Eastern Bankshares, Inc.	4,108	80,352
Enterprise Financial Services Corp.	988	56,415
Equity Bancshares, Inc., Class A	395	17,728
Esquire Financial Holdings, Inc.	235	23,730
Farmers & Merchants Bancorp, Inc.	341	8,818
Farmers National Banc Corp.	739	9,555
FB Financial Corp.	998	54,581
Fifth Third Bancorp	15,481	765,845
Financial Institutions, Inc.	432	13,556
First BanCorp	8,457	178,696
First Bancorp, Inc.	46	1,272
First Bancorp/Southern Pines NC	927	52,644
First Busey Corp.	1,779	45,115
First Business Financial Services, Inc.	198	10,821
First Citizens BancShares, Inc., Class A	185	351,158
First Commonwealth Financial Corp.	2,006	35,165
First Community Bankshares, Inc.	379	14,830
First Financial Bancorp	1,723	48,365
First Financial Bankshares, Inc.	1,733	53,602
First Financial Corp.	239	15,143
First Foundation, Inc.(1)	801	4,702
First Hawaiian, Inc.	2,915	72,175
First Horizon Corp.	9,207	219,035
First Internet Bancorp	180	3,650
First Interstate BancSystem, Inc., Class A	1,473	50,981
First Merchants Corp.	1,043	40,760
First Mid Bancshares, Inc.	443	18,167
Five Star Bancorp	198	7,708
Flushing Financial Corp.	610	9,412
FNB Corp.	8,331	141,544
FS Bancorp, Inc.	94	3,714
Fulton Financial Corp.	4,781	97,771
German American Bancorp, Inc.	831	34,354
Glacier Bancorp, Inc.	1,152	52,404
Great Southern Bancorp, Inc.	239	14,706
Hancock Whitney Corp.	1,625	106,941
Hanmi Financial Corp.	896	23,395
HBT Financial, Inc.	508	13,696
Heritage Commerce Corp.	2,242	27,868
Heritage Financial Corp.	586	15,476
4

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Hilltop Holdings, Inc.	1,198	$44,841
Hingham Institution For Savings	20	5,582
Home Bancorp, Inc.	154	9,101
Home BancShares, Inc.	3,486	95,726
HomeTrust Bancshares, Inc.	131	5,520
Hope Bancorp, Inc.	2,169	24,423
Horizon Bancorp, Inc.	721	12,142
Huntington Bancshares, Inc.	39,159	657,871
Independent Bank Corp.	964	75,259
Independent Bank Corp. (Michigan)	992	34,472
International Bancshares Corp.	1,722	115,563
JPMorgan Chase & Co.	25,682	7,712,305
Kearny Financial Corp.	1,841	14,084
KeyCorp	17,284	358,470
Lakeland Financial Corp.	554	32,182
Live Oak Bancshares, Inc.	1,070	38,809
M&T Bank Corp.	2,135	463,252
Mercantile Bank Corp.	747	38,590
Metrocity Bankshares, Inc.	574	16,129
Metropolitan Bank Holding Corp.	265	22,300
Mid Penn Bancorp, Inc.	208	6,691
Midland States Bancorp, Inc.	701	15,513
MVB Financial Corp.	97	2,619
National Bank Holdings Corp., Class A	656	26,233
NBT Bancorp, Inc.	817	34,902
Nicolet Bankshares, Inc.	459	70,117
Northeast Bank	375	41,580
Northfield Bancorp, Inc.	845	11,272
Northrim BanCorp, Inc.	341	8,010
Northwest Bancshares, Inc.	2,349	29,245
OceanFirst Financial Corp.	929	16,778
OFG Bancorp	2,153	86,292
Old National Bancorp	7,308	168,815
Old Second Bancorp, Inc.	2,104	41,302
Orange County Bancorp, Inc.	90	2,989
Origin Bancorp, Inc.	833	34,653
Orrstown Financial Services, Inc.	279	10,027
Park National Corp.	299	49,194
Parke Bancorp, Inc.	160	4,458
Pathward Financial, Inc.	1,279	116,120
PCB Bancorp	413	9,235
Peapack-Gladstone Financial Corp.	526	17,616
Peoples Bancorp, Inc.	1,224	39,498
Peoples Financial Services Corp.	202	10,827
Pinnacle Financial Partners, Inc.	2,289	207,750
PNC Financial Services Group, Inc.	4,908	1,042,214
Popular, Inc.	1,496	202,499
Preferred Bank	609	53,421
Primis Financial Corp.	210	2,774
Prosperity Bancshares, Inc.	974	68,540
Provident Financial Services, Inc.	3,406	71,662
QCR Holdings, Inc.	339	29,324
RBB Bancorp	397	8,536
5

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Red River Bancshares, Inc.	138	$12,241
Regions Financial Corp.	16,257	452,432
Renasant Corp.	1,972	74,246
Republic Bancorp, Inc., Class A	275	18,975
S&T Bancorp, Inc.	705	29,476
Seacoast Banking Corp. of Florida	2,022	62,925
ServisFirst Bancshares, Inc.	1,231	99,723
Shore Bancshares, Inc.	294	5,463
Sierra Bancorp	379	13,636
Simmons First National Corp., Class A	3,019	60,108
SmartFinancial, Inc.	388	15,213
South Plains Financial, Inc.	473	19,374
Southern First Bancshares, Inc.(1)	148	8,264
Southern Missouri Bancorp, Inc.	262	16,220
Southside Bancshares, Inc.	893	27,969
Southstate Bank Corp.	1,711	168,824
Stellar Bancorp, Inc.	793	29,864
Stock Yards Bancorp, Inc.	473	30,338
Texas Capital Bancshares, Inc.(1)	807	76,907
TFS Financial Corp.	385	5,398
Third Coast Bancshares, Inc.(1)	271	10,734
Timberland Bancorp, Inc.	209	7,959
Tompkins Financial Corp.	201	15,419
Towne Bank	1,407	48,204
TriCo Bancshares	791	37,794
Triumph Financial, Inc.(1)	212	11,842
Truist Financial Corp.	13,478	664,600
TrustCo Bank Corp.	684	29,665
Trustmark Corp.	966	41,142
U.S. Bancorp	19,574	1,069,915
UMB Financial Corp.	1,576	182,627
United Bankshares, Inc.	1,488	61,454
United Community Banks, Inc.	2,110	67,879
Unity Bancorp, Inc.	222	11,808
Univest Financial Corp.	642	21,539
Valley National Bancorp	10,171	128,256
WaFd, Inc.	1,852	57,708
Washington Trust Bancorp, Inc.	329	11,084
Webster Financial Corp.	3,486	251,445
Wells Fargo & Co.	30,728	2,502,796
WesBanco, Inc.	1,790	62,417
West BanCorp, Inc.	333	8,109
Westamerica Bancorporation	1,186	60,071
Western Alliance Bancorp	2,846	228,591
Wintrust Financial Corp.	1,817	261,757
WSFS Financial Corp.	1,029	65,352
Zions Bancorp NA	5,418	310,343
		30,508,752
Beverages — 0.8%
Boston Beer Co., Inc., Class A(1)	128	29,028
Brown-Forman Corp., Class A	315	9,248
Brown-Forman Corp., Class B(2)	1,900	54,834
Celsius Holdings, Inc.(1)	1,657	88,832
6

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Coca-Cola Co.	15,521	$1,265,893
Coca-Cola Consolidated, Inc.	1,894	383,345
Constellation Brands, Inc., Class A	1,494	235,843
Keurig Dr. Pepper, Inc.	3,634	110,037
Molson Coors Beverage Co., Class B	4,527	221,778
Monster Beverage Corp.(1)	9,056	772,477
National Beverage Corp.(1)	1,158	42,093
PepsiCo, Inc.	11,320	1,921,457
		5,134,865
Biotechnology — 2.1%
4D Molecular Therapeutics, Inc.(1)	881	8,510
AbbVie, Inc.	7,737	1,795,603
Agios Pharmaceuticals, Inc.(1)	805	24,335
Alkermes PLC(1)	6,213	187,011
Amgen, Inc.	4,588	1,780,878
Anika Therapeutics, Inc.(1)	12	172
Arrowhead Pharmaceuticals, Inc.(1)	358	22,651
Aurinia Pharmaceuticals, Inc.(1)	2,858	40,498
Beam Therapeutics, Inc.(1)	967	27,521
Biogen, Inc.(1)	3,556	682,112
BioMarin Pharmaceutical, Inc.(1)	1,683	103,892
Catalyst Pharmaceuticals, Inc.(1)	5,519	127,379
Celldex Therapeutics, Inc.(1)	634	19,077
CRISPR Therapeutics AG(1)(2)	775	46,608
Cullinan Therapeutics, Inc.(1)	1,389	21,529
Denali Therapeutics, Inc.(1)	562	11,903
Emergent BioSolutions, Inc.(1)	873	7,115
Engene Holdings, Inc.(1)	749	7,572
Entrada Therapeutics, Inc.(1)	1,020	12,169
Erasca, Inc.(1)	3,583	48,944
Exelixis, Inc.(1)	10,998	484,572
Gilead Sciences, Inc.	24,954	3,716,898
GRAIL, Inc.(1)	1,456	77,503
Halozyme Therapeutics, Inc.(1)	2,660	184,950
Ideaya Biosciences, Inc.(1)	1,203	38,737
Incyte Corp.(1)	1,413	143,095
MiMedx Group, Inc.(1)	2,030	9,927
Moderna, Inc.(1)	1,871	100,229
Monte Rosa Therapeutics, Inc.(1)	3,352	59,498
Myriad Genetics, Inc.(1)	919	4,237
Neurocrine Biosciences, Inc.(1)	968	128,018
Nkarta, Inc.(1)(2)	523	1,412
Nuvalent, Inc., Class A(1)	122	12,438
Olema Pharmaceuticals, Inc.(1)	1,067	25,821
Organogenesis Holdings, Inc.(1)	518	1,663
Oruka Therapeutics, Inc.(1)	504	17,343
PDL BioPharma, Inc.(1)	752	8
Puma Biotechnology, Inc.(1)(2)	2,416	13,771
Regeneron Pharmaceuticals, Inc.	983	768,382
Relay Therapeutics, Inc.(1)	2,575	26,419
Rigel Pharmaceuticals, Inc.(1)	895	31,092
Roivant Sciences Ltd.(1)	3,999	115,731
Solid Biosciences, Inc.(1)	1,052	6,533
7

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
United Therapeutics Corp.(1)	1,196	$602,664
Vanda Pharmaceuticals, Inc.(1)	654	5,827
Vaxcyte, Inc.(1)	1,283	79,212
Vertex Pharmaceuticals, Inc.(1)	2,489	1,236,610
Vir Biotechnology, Inc.(1)	3,699	33,624
Voyager Therapeutics, Inc.(1)	2,070	8,487
Xencor, Inc.(1)	799	10,203
		12,920,383
Broadline Retail — 3.6%
Amazon.com, Inc.(1)	101,375	21,288,750
Dillard's, Inc., Class A	146	88,007
eBay, Inc.	3,602	327,278
Kohl's Corp.	3,888	63,647
Macy's, Inc.	7,186	142,139
MercadoLibre, Inc.(1)	262	460,486
Ollie's Bargain Outlet Holdings, Inc.(1)	933	99,924
		22,470,231
Building Products — 0.7%
A.O. Smith Corp.	3,273	255,294
Advanced Drainage Systems, Inc.	2,319	397,338
American Woodmark Corp.(1)	362	18,136
Apogee Enterprises, Inc.	1,203	47,903
Armstrong World Industries, Inc.	1,942	336,937
AZZ, Inc.	513	69,758
Carlisle Cos., Inc.	682	269,233
Fortune Brands Innovations, Inc.	789	42,874
Gibraltar Industries, Inc.(1)	1,180	53,666
Griffon Corp.	1,178	100,413
Hayward Holdings, Inc.(1)	1,496	23,936
Insteel Industries, Inc.	877	32,695
Janus International Group, Inc.(1)	1,711	11,909
Johnson Controls International PLC	2,221	320,490
Lennox International, Inc.	977	556,831
Owens Corning	3,153	384,887
Quanex Building Products Corp.	1,916	39,336
Simpson Manufacturing Co., Inc.	1,137	220,089
Tecnoglass, Inc.	1,308	59,593
Trane Technologies PLC	1,996	922,791
Trex Co., Inc.(1)	2,589	107,236
UFP Industries, Inc.	1,676	172,477
Zurn Elkay Water Solutions Corp.	1,831	93,344
		4,537,166
Capital Markets — 3.4%
Affiliated Managers Group, Inc.	82	25,107
Ameriprise Financial, Inc.	2,685	1,262,272
Artisan Partners Asset Management, Inc., Class A	3,020	121,646
Bank of New York Mellon Corp.	9,280	1,105,248
BGC Group, Inc., Class A	3,739	35,595
Blackrock, Inc.	950	1,010,068
Blackstone, Inc.	3,956	448,492
Carlyle Group, Inc.	3,817	198,446
Cboe Global Markets, Inc.	599	179,532
Charles Schwab Corp.	18,670	1,777,384
8

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
CME Group, Inc.	3,163	$1,010,578
Cohen & Steers, Inc.	622	41,593
Coinbase Global, Inc., Class A(1)	1,476	259,555
Diamond Hill Investment Group, Inc.	119	20,453
Evercore, Inc., Class A	495	152,876
FactSet Research Systems, Inc.	406	88,025
Federated Hermes, Inc.	1,365	76,454
Franklin Resources, Inc.	4,192	111,256
Goldman Sachs Group, Inc.	3,247	2,791,024
Hamilton Lane, Inc., Class A	691	72,514
Houlihan Lokey, Inc.	595	97,443
Interactive Brokers Group, Inc., Class A	1,795	127,786
Intercontinental Exchange, Inc.	2,048	336,138
Invesco Ltd.	5,178	135,974
Janus Henderson Group PLC	2,703	140,826
Jefferies Financial Group, Inc.	2,775	123,210
KKR & Co., Inc.	5,813	509,684
LPL Financial Holdings, Inc.	2,071	622,087
MarketAxess Holdings, Inc.	781	149,952
Moody's Corp.	1,218	581,705
Morgan Stanley	15,116	2,516,965
MSCI, Inc.	190	108,648
Northern Trust Corp.	5,535	792,003
Oppenheimer Holdings, Inc., Class A	272	23,471
Piper Sandler Cos.	349	103,147
Raymond James Financial, Inc.	3,556	544,352
Robinhood Markets, Inc., Class A(1)	5,420	411,107
S&P Global, Inc.	1,150	508,162
SEI Investments Co.	2,648	215,335
State Street Corp.	4,178	537,374
Stifel Financial Corp.	4,687	347,109
StoneX Group, Inc.(1)	1,727	220,192
T. Rowe Price Group, Inc.	5,093	481,951
Tradeweb Markets, Inc., Class A	926	114,134
Victory Capital Holdings, Inc., Class A	622	43,030
Virtu Financial, Inc., Class A	1,801	74,579
Virtus Investment Partners, Inc.	271	37,496
WisdomTree, Inc.(2)	4,981	85,225
		20,777,203
Chemicals — 1.3%
AdvanSix, Inc.	1,022	18,222
Air Products & Chemicals, Inc.	3,154	869,463
Albemarle Corp.	1,416	252,997
American Vanguard Corp.(1)	829	3,822
Ashland, Inc.	672	41,906
Avient Corp.	1,324	54,377
Axalta Coating Systems Ltd.(1)	1,767	59,035
Balchem Corp.	170	30,843
Cabot Corp.	2,256	171,772
CF Industries Holdings, Inc.	5,778	575,142
Core Molding Technologies, Inc.(1)	485	8,851
Corteva, Inc.	8,211	657,865
Dow, Inc.	7,267	223,315
9

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
DuPont de Nemours, Inc.	4,350	$217,674
Eastman Chemical Co.	1,956	147,698
Ecolab, Inc.	992	305,883
Ecovyst, Inc.(1)	2,683	30,237
FMC Corp.	2,787	41,080
Hawkins, Inc.	495	73,804
HB Fuller Co.	698	45,873
Huntsman Corp.	4,082	51,637
Ingevity Corp.(1)	1,768	127,349
Innospec, Inc.	486	37,218
International Flavors & Fragrances, Inc.	1,640	134,857
Intrepid Potash, Inc.(1)	207	7,653
Koppers Holdings, Inc.(2)	489	18,484
Kronos Worldwide, Inc.	602	3,498
Linde PLC	2,935	1,491,215
LSB Industries, Inc.(1)	2,683	31,176
LyondellBasell Industries NV, Class A	6,434	370,084
Mativ Holdings, Inc.	1,978	21,442
Minerals Technologies, Inc.	680	48,022
Mosaic Co.	7,627	212,336
NewMarket Corp.	445	278,574
Olin Corp.	3,196	81,083
Orion SA	1,743	9,918
PPG Industries, Inc.	2,242	276,371
Quaker Chemical Corp.	236	34,699
RPM International, Inc.	2,346	267,726
Sherwin-Williams Co.	2,157	782,107
Stepan Co.	387	19,694
Tronox Holdings PLC, Class A	3,398	25,417
Valhi, Inc.(2)	155	2,165
Westlake Corp.	1,098	115,707
		8,278,291
Commercial Services and Supplies — 0.5%
ACCO Brands Corp.	4,971	20,232
Brady Corp., Class A	767	70,825
Brink's Co.	668	78,002
Cintas Corp.	3,354	674,590
Civeo Corp.(1)	690	19,106
Clean Harbors, Inc.(1)	737	216,088
Copart, Inc.(1)	9,450	359,950
Ennis, Inc.	941	19,865
Healthcare Services Group, Inc.(1)	4,288	93,350
HNI Corp.	2,764	124,269
Interface, Inc.	2,982	93,903
MSA Safety, Inc.	471	92,038
Quad/Graphics, Inc.	1,134	7,836
Republic Services, Inc.	813	186,177
Rollins, Inc.	3,077	187,359
UniFirst Corp.	302	70,916
Veralto Corp.	871	84,862
Waste Connections, Inc.	624	107,409
Waste Management, Inc.	3,436	827,526
		3,334,303
10

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Communications Equipment — 0.7%
Arista Networks, Inc.(1)	8,940	$1,193,490
Aviat Networks, Inc.(1)	642	16,076
BK Technologies Corp.(1)	132	11,496
Ciena Corp.(1)	1,461	509,451
Cisco Systems, Inc.	13,251	1,052,924
F5, Inc.(1)	486	131,881
Harmonic, Inc.(1)	2,755	29,286
Motorola Solutions, Inc.	1,627	784,637
NETGEAR, Inc.(1)	1,681	34,662
Ubiquiti, Inc.	70	53,689
Viasat, Inc.(1)	6,005	274,909
		4,092,501
Construction and Engineering — 0.8%
Argan, Inc.	291	131,314
Centuri Holdings, Inc.(1)	1,528	47,368
Comfort Systems USA, Inc.	891	1,273,569
Dycom Industries, Inc.(1)	1,318	553,586
EMCOR Group, Inc.	1,389	1,006,497
Fluor Corp.(1)	1,663	86,992
Granite Construction, Inc.	1,926	258,970
Great Lakes Dredge & Dock Corp.(1)	3,394	57,528
IES Holdings, Inc.(1)	305	151,082
MasTec, Inc.(1)	715	213,084
Matrix Service Co.(1)	1,438	15,804
NWPX Infrastructure, Inc.(1)	174	13,502
Primoris Services Corp.	2,094	315,608
Quanta Services, Inc.	1,030	579,972
Sterling Infrastructure, Inc.(1)	220	94,189
Tutor Perini Corp.	682	51,402
Valmont Industries, Inc.	748	344,028
WillScot Holdings Corp.	2,323	50,200
		5,244,695
Construction Materials — 0.4%
CRH PLC	7,577	909,089
Eagle Materials, Inc.	1,479	331,000
Martin Marietta Materials, Inc.	713	482,394
U.S. Lime & Minerals, Inc.	463	52,856
Vulcan Materials Co.	1,617	501,270
		2,276,609
Consumer Finance — 1.0%
Ally Financial, Inc.	10,750	423,980
American Express Co.	7,851	2,425,174
Atlanticus Holdings Corp.(1)	298	15,588
Bread Financial Holdings, Inc.	1,218	86,307
Capital One Financial Corp.	5,903	1,154,863
Consumer Portfolio Services, Inc.(1)	528	4,277
EZCORP, Inc., Class A(1)	990	26,265
FirstCash Holdings, Inc.	437	84,249
Green Dot Corp., Class A(1)	2,643	30,553
LendingClub Corp.(1)	2,037	30,372
Medallion Financial Corp.	1,634	16,487
Navient Corp.	1,608	14,134
11

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Nelnet, Inc., Class A	324	$41,945
OneMain Holdings, Inc.	4,834	265,967
PRA Group, Inc.(1)	811	12,773
PROG Holdings, Inc.	575	20,246
Regional Management Corp.	269	8,560
SLM Corp.	9,192	172,258
SoFi Technologies, Inc.(1)	10,817	192,110
Synchrony Financial	12,187	842,244
World Acceptance Corp.(1)	123	16,590
		5,884,942
Consumer Staples Distribution & Retail — 2.8%
Albertsons Cos., Inc., Class A	1,785	31,952
Andersons, Inc.	1,570	102,505
BJ's Wholesale Club Holdings, Inc.(1)	5,385	531,984
Casey's General Stores, Inc.	734	503,223
Costco Wholesale Corp.	5,679	5,740,276
Dollar General Corp.	7,379	1,152,895
Dollar Tree, Inc.(1)	7,594	960,489
Grocery Outlet Holding Corp.(1)	1,380	13,634
Ingles Markets, Inc., Class A	615	52,336
Kroger Co.	18,514	1,263,395
Natural Grocers by Vitamin Cottage, Inc.	753	20,354
Performance Food Group Co.(1)	1,811	175,776
PriceSmart, Inc.	1,085	167,763
Sprouts Farmers Market, Inc.(1)	3,779	279,155
Sysco Corp.	3,083	281,046
Target Corp.	11,630	1,323,378
United Natural Foods, Inc.(1)	3,151	120,400
Village Super Market, Inc., Class A	471	18,440
Walmart, Inc.	35,859	4,588,159
Weis Markets, Inc.	694	47,025
		17,374,185
Containers and Packaging — 0.4%
AptarGroup, Inc.	1,721	247,325
Avery Dennison Corp.	931	182,802
Ball Corp.	2,510	168,496
Crown Holdings, Inc.	591	67,729
Graphic Packaging Holding Co.	11,449	140,021
International Paper Co.	7,571	329,717
Packaging Corp. of America	2,890	670,885
Sealed Air Corp.	1,505	63,029
Smurfit Westrock PLC	6,972	327,754
TriMas Corp.	560	21,885
		2,219,643
Distributors — 0.1%
Genuine Parts Co.	1,479	176,386
Gold.com, Inc.	755	43,390
LKQ Corp.	1,286	42,579
Pool Corp.	717	162,888
		425,243
Diversified Consumer Services — 0.2%
ADT, Inc.	952	7,635
American Public Education, Inc.(1)	803	36,793
12

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Covista, Inc.(1)	851	$83,398
Frontdoor, Inc.(1)	1,197	82,078
Graham Holdings Co., Class B	56	58,980
Grand Canyon Education, Inc.(1)	1,248	198,519
Laureate Education, Inc., Class A(1)	3,894	125,932
Lincoln Educational Services Corp.(1)	1,293	46,858
OneSpaWorld Holdings Ltd.	1,781	38,345
Perdoceo Education Corp.	1,890	63,032
Service Corp. International	1,120	94,282
Strategic Education, Inc.	184	15,140
Universal Technical Institute, Inc.(1)	3,097	112,111
		963,103
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	68,856	1,928,657
ATN International, Inc.	292	8,415
Comcast Corp., Class A	54,138	1,676,112
GCI Liberty, Inc., Class A(1)	122	4,848
GCI Liberty, Inc., Class C(1)	1,221	48,046
Globalstar, Inc.(1)	2,495	155,364
IDT Corp., Class B	709	36,124
Iridium Communications, Inc.	4,792	114,768
Shenandoah Telecommunications Co.(2)	1,301	17,733
Verizon Communications, Inc.	71,671	3,593,584
		7,583,651
Electric Utilities — 1.7%
Alliant Energy Corp.	1,154	83,480
American Electric Power Co., Inc.	8,186	1,095,450
Constellation Energy Corp.	2,546	839,874
Duke Energy Corp.	5,165	675,840
Edison International	6,228	465,481
Entergy Corp.	7,471	800,219
Evergy, Inc.	4,456	372,789
Eversource Energy	7,794	593,981
Exelon Corp.	16,268	804,778
FirstEnergy Corp.	5,099	260,865
IDACORP, Inc.	980	141,091
NextEra Energy, Inc.	6,379	598,159
NRG Energy, Inc.	2,260	404,450
OGE Energy Corp.	4,920	241,769
Otter Tail Corp.	984	83,738
PG&E Corp.	35,188	668,572
Pinnacle West Capital Corp.	3,197	320,659
Portland General Electric Co.	2,791	150,602
PPL Corp.	10,503	409,407
Southern Co.	5,324	518,451
Xcel Energy, Inc.	8,383	698,807
		10,228,462
Electrical Equipment — 1.1%
Acuity, Inc.	519	156,525
AMETEK, Inc.	1,596	381,795
Atkore, Inc.	1,646	106,513
Eaton Corp. PLC	2,190	823,265
Emerson Electric Co.	2,570	387,427
13

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
GE Vernova, Inc.	2,748	$2,400,653
Generac Holdings, Inc.(1)	550	123,954
Hubbell, Inc.	355	181,629
Nextpower, Inc., Class A(1)	7,254	762,395
nVent Electric PLC	700	82,852
Powell Industries, Inc.	236	123,570
Preformed Line Products Co.	193	48,954
Rockwell Automation, Inc.	286	116,531
Shoals Technologies Group, Inc., Class A(1)	3,432	20,352
Sunrun, Inc.(1)	1,452	19,239
Vertiv Holdings Co., Class A	4,941	1,259,411
		6,995,065
Electronic Equipment, Instruments and Components — 1.4%
Amphenol Corp., Class A	5,691	831,227
Arrow Electronics, Inc.(1)	1,934	294,277
Avnet, Inc.	3,684	242,554
Badger Meter, Inc.	298	45,424
Belden, Inc.	192	27,514
Benchmark Electronics, Inc.	727	42,028
CDW Corp.	1,082	132,696
Cognex Corp.	2,008	109,235
Corning, Inc.	9,760	1,467,709
CTS Corp.	635	33,439
Daktronics, Inc.(1)	2,256	58,160
ePlus, Inc.	1,050	84,693
Fabrinet(1)	381	207,885
Flex Ltd.(1)	14,510	914,420
Ingram Micro Holding Corp.(2)	305	6,310
IPG Photonics Corp.(1)	575	75,653
Itron, Inc.(1)	84	7,892
Jabil, Inc.	3,637	963,769
Keysight Technologies, Inc.(1)	1,567	481,586
Kimball Electronics, Inc.(1)	1,233	30,813
Knowles Corp.(1)	817	22,198
Littelfuse, Inc.	570	200,902
Methode Electronics, Inc.	787	6,658
Napco Security Technologies, Inc.	978	45,585
PC Connection, Inc.	485	29,561
Plexus Corp.(1)	1,144	222,085
Rogers Corp.(1)	273	29,438
Sanmina Corp.(1)	1,595	247,640
ScanSource, Inc.(1)	1,030	37,883
TD SYNNEX Corp.	1,201	188,329
TE Connectivity PLC	3,452	794,478
Teledyne Technologies, Inc.(1)	122	83,094
TTM Technologies, Inc.(1)	2,917	304,068
Vishay Intertechnology, Inc.	2,586	48,410
Vishay Precision Group, Inc.(1)	355	16,355
Vontier Corp.	1,733	70,914
		8,404,882
Energy Equipment and Services — 1.0%
Archrock, Inc.	7,897	279,001
Baker Hughes Co.	11,376	742,398
14

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Bristow Group, Inc.(1)	1,003	$47,843
Cactus, Inc., Class A	216	11,664
Core Laboratories, Inc.	556	9,780
DMC Global, Inc.(1)	704	4,147
Expro Group Holdings NV(1)	2,285	40,810
Halliburton Co.	21,935	789,660
Helix Energy Solutions Group, Inc.(1)	4,214	38,727
Helmerich & Payne, Inc.	4,405	155,144
Innovex International, Inc.(1)	644	16,969
Kodiak Gas Services, Inc.	2,034	110,995
Liberty Energy, Inc., Class A	8,813	247,557
Nabors Industries Ltd.(1)	510	39,841
Noble Corp. PLC(2)	1,648	74,869
NOV, Inc.	10,078	204,180
Oceaneering International, Inc.(1)	6,003	213,106
Oil States International, Inc.(1)	2,239	29,308
Patterson-UTI Energy, Inc.	14,919	126,961
ProFrac Holding Corp., Class A(1)	1,415	7,004
ProPetro Holding Corp.(1)	5,955	72,234
Ranger Energy Services, Inc.	1,148	19,998
RPC, Inc.	5,234	30,410
SEACOR Marine Holdings, Inc.(1)	200	1,532
Select Water Solutions, Inc., Class A	2,428	33,191
SLB Ltd.	22,147	1,137,027
TechnipFMC PLC	15,844	1,050,616
TETRA Technologies, Inc.(1)	5,086	44,045
Tidewater, Inc.(1)	2,193	174,168
Transocean Ltd.(1)	14,545	94,252
Valaris Ltd.(1)	1,430	137,065
Weatherford International PLC	3,528	372,063
		6,356,565
Entertainment — 1.2%
Cinemark Holdings, Inc.	1,746	49,307
Electronic Arts, Inc.	346	69,397
IMAX Corp.(1)	1,815	77,736
Live Nation Entertainment, Inc.(1)	1,562	253,263
Marcus Corp.	1,005	16,914
Netflix, Inc.(1)	35,836	3,448,857
ROBLOX Corp., Class A(1)	68	4,669
Roku, Inc.(1)	1,452	142,891
Sphere Entertainment Co.(1)	745	88,663
Take-Two Interactive Software, Inc.(1)	1,495	316,163
Walt Disney Co.	14,583	1,546,381
Warner Bros Discovery, Inc.(1)	42,102	1,186,013
		7,200,254
Financial Services — 2.6%
Acacia Research Corp.(1)(2)	1,723	7,219
Affirm Holdings, Inc.(1)	1,614	75,826
Alerus Financial Corp.	301	7,176
Apollo Global Management, Inc.	5,279	552,183
Berkshire Hathaway, Inc., Class B(1)	9,220	4,655,639
Block, Inc.(1)	1,994	127,018
Cannae Holdings, Inc.	1,879	22,924
15

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Cass Information Systems, Inc.	488	$21,657
Corebridge Financial, Inc.	11,982	309,615
Corpay, Inc.(1)	496	161,250
Enact Holdings, Inc.	1,119	46,819
Essent Group Ltd.	2,364	143,826
Euronet Worldwide, Inc.(1)	439	30,532
Federal Agricultural Mortgage Corp., Class C	443	69,843
Finance of America Cos., Inc., Class A(1)(2)	464	8,978
International Money Express, Inc.(1)	987	15,575
Jack Henry & Associates, Inc.	1,118	181,630
Jackson Financial, Inc., Class A	3,562	389,968
Marqeta, Inc., Class A(1)	3,658	14,047
Mastercard, Inc., Class A	6,598	3,412,552
Merchants Bancorp	723	30,568
MGIC Investment Corp.	10,275	272,596
NewtekOne, Inc.	1,732	21,269
NMI Holdings, Inc., Class A(1)	3,444	135,384
Onity Group, Inc.(1)	281	11,777
Payoneer Global, Inc.(1)	15,669	67,690
PayPal Holdings, Inc.	6,458	298,424
PennyMac Financial Services, Inc.	697	64,075
Radian Group, Inc.	3,458	119,370
Visa, Inc., Class A	13,464	4,310,365
Voya Financial, Inc.	1,685	112,693
Waterstone Financial, Inc.	705	12,556
Western Union Co.	4,907	47,254
		15,758,298
Food Products — 0.6%
Archer-Daniels-Midland Co.	10,330	713,183
B&G Foods, Inc.(2)	3,081	16,360
Bunge Global SA	1,847	222,841
Calavo Growers, Inc.	812	21,794
Cal-Maine Foods, Inc.(2)	2,172	189,203
Darling Ingredients, Inc.(1)	3,015	160,277
Flowers Foods, Inc.	5,420	53,550
Fresh Del Monte Produce, Inc.	519	22,281
Hershey Co.	3,680	869,510
Hormel Foods Corp.	1,492	38,195
Ingredion, Inc.	2,858	335,701
J&J Snack Foods Corp.	261	22,723
J.M. Smucker Co.	24	2,783
John B Sanfilippo & Son, Inc.	353	29,161
Kraft Heinz Co.	9,295	228,750
Lamb Weston Holdings, Inc.	2,572	123,945
Marzetti Co.	198	32,539
Mission Produce, Inc.(1)	291	4,129
Mondelez International, Inc., Class A	5,614	345,710
Pilgrim's Pride Corp.	1,909	82,392
Seaboard Corp.	4	20,531
Seneca Foods Corp., Class A(1)	258	35,857
Tootsie Roll Industries, Inc.	410	17,314
Tyson Foods, Inc., Class A	3,545	230,389
Vital Farms, Inc.(1)	84	1,772
		3,820,890
16

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Gas Utilities — 0.2%
Atmos Energy Corp.	866	$161,760
MDU Resources Group, Inc.	8,507	175,925
National Fuel Gas Co.	2,711	246,782
New Jersey Resources Corp.	1,751	94,974
Northwest Natural Holding Co.	1,195	63,383
ONE Gas, Inc.	1,448	126,613
Southwest Gas Holdings, Inc.	1,480	130,492
UGI Corp.	3,176	118,814
		1,118,743
Ground Transportation — 1.9%
ArcBest Corp.	1,062	109,025
Covenant Logistics Group, Inc.	867	25,524
CSX Corp.	47,601	2,032,087
Heartland Express, Inc.	1,486	16,391
JB Hunt Transport Services, Inc.	2,832	661,017
Knight-Swift Transportation Holdings, Inc.	2,465	155,098
Landstar System, Inc.	1,554	253,224
Lyft, Inc., Class A(1)	13,204	182,743
Marten Transport Ltd.	2,561	34,804
Norfolk Southern Corp.	5,318	1,673,787
Old Dominion Freight Line, Inc.	5,673	1,151,903
PAMT Corp.(1)	2	20
Ryder System, Inc.	2,119	469,486
Saia, Inc.(1)	731	296,340
Schneider National, Inc., Class B	1,571	44,585
Uber Technologies, Inc.(1)	16,524	1,246,240
U-Haul Holding Co.(1)(2)	182	9,220
U-Haul Holding Co.	2,432	114,693
Union Pacific Corp.	11,702	3,100,796
Universal Logistics Holdings, Inc.	301	5,006
Werner Enterprises, Inc.	2,812	98,673
XPO, Inc.(1)	1,082	227,729
		11,908,391
Health Care Equipment and Supplies — 1.4%
Abbott Laboratories	11,438	1,330,811
Align Technology, Inc.(1)	790	150,179
AngioDynamics, Inc.(1)	481	5,503
Avanos Medical, Inc.(1)	438	6,176
Baxter International, Inc.	6,090	124,053
Becton Dickinson & Co.	471	83,122
Bioventus, Inc., Class A(1)	2,072	18,192
Boston Scientific Corp.(1)	8,064	619,718
CONMED Corp.	147	6,762
Cooper Cos., Inc.(1)	2,245	187,839
Dentsply Sirona, Inc.	1,999	29,345
Dexcom, Inc.(1)	5,458	400,781
Edwards Lifesciences Corp.(1)	4,447	384,532
Electromed, Inc.(1)	263	6,233
Globus Medical, Inc., Class A(1)	2,725	260,128
Haemonetics Corp.(1)	1,540	97,513
Hologic, Inc.(1)	2,225	167,676
IDEXX Laboratories, Inc.(1)	1,115	732,254
17

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Inogen, Inc.(1)	116	$708
Insulet Corp.(1)	344	84,834
Integra LifeSciences Holdings Corp.(1)	3,606	41,036
Intuitive Surgical, Inc.(1)	2,264	1,139,947
Lantheus Holdings, Inc.(1)	3,091	231,547
LivaNova PLC(1)	2,833	200,010
Masimo Corp.(1)	2,045	358,591
Medtronic PLC	6,307	615,942
Omnicell, Inc.(1)	626	25,729
OraSure Technologies, Inc.(1)	1,165	3,670
Orthofix Medical, Inc.(1)	898	12,150
Penumbra, Inc.(1)	132	45,459
QuidelOrtho Corp.(1)	2,870	65,264
ResMed, Inc.	1,278	327,500
Shoulder Innovations, Inc.(1)	377	5,112
STERIS PLC	1,076	271,528
Stryker Corp.	1,558	603,663
Teleflex, Inc.	534	65,180
Utah Medical Products, Inc.	76	5,062
Varex Imaging Corp.(1)	439	5,782
Zimmer Biomet Holdings, Inc.	2,291	225,526
		8,945,057
Health Care Providers and Services — 1.1%
Acadia Healthcare Co., Inc.(1)	610	14,298
Alignment Healthcare, Inc.(1)	2,111	40,574
AMN Healthcare Services, Inc.(1)	1,034	20,142
Cardinal Health, Inc.	580	132,953
Castle Biosciences, Inc.(1)	259	7,659
Cencora, Inc.	1,751	651,617
Centene Corp.(1)	19,406	870,941
Chemed Corp.	160	65,602
Cigna Group	630	182,587
Concentra Group Holdings Parent, Inc.	308	7,380
CorVel Corp.(1)	883	45,545
Cross Country Healthcare, Inc.(1)	1,719	14,955
CVS Health Corp.	4,492	358,911
Elevance Health, Inc.	2,992	957,440
Encompass Health Corp.	2,054	221,586
Ensign Group, Inc.	1,235	264,500
Fulgent Genetics, Inc.(1)	630	9,658
HCA Healthcare, Inc.	872	461,898
Hims & Hers Health, Inc.(1)(2)	3,784	54,944
Humana, Inc.	935	178,155
InfuSystem Holdings, Inc.(1)	186	1,631
Labcorp Holdings, Inc.	724	209,323
McKesson Corp.	652	643,765
Molina Healthcare, Inc.(1)	368	56,690
National HealthCare Corp.	252	41,202
National Research Corp.(2)	478	6,410
Nutex Health, Inc.(1)	277	30,597
PACS Group, Inc.(1)	972	35,488
UnitedHealth Group, Inc.	3,190	935,531
Universal Health Services, Inc., Class B	2,008	413,849
		6,935,831
18

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Health Care Technology — 0.0%
Doximity, Inc., Class A(1)	258	$6,329
HealthStream, Inc.	162	3,439
Teladoc Health, Inc.(1)	1,223	6,433
Veeva Systems, Inc., Class A(1)	1,249	227,331
		243,532
Hotels, Restaurants and Leisure — 1.8%
Accel Entertainment, Inc.(1)	2,676	30,399
Airbnb, Inc., Class A(1)	3,834	518,012
BJ's Restaurants, Inc.(1)	959	36,433
Bloomin' Brands, Inc.	3,593	21,989
Booking Holdings, Inc.	158	669,817
Boyd Gaming Corp.	2,949	245,445
Brinker International, Inc.(1)	470	69,654
Carnival Corp.	32,609	1,028,814
Cheesecake Factory, Inc.	2,379	154,112
Chipotle Mexican Grill, Inc.(1)	21,903	815,230
Churchill Downs, Inc.	1,032	94,872
Cracker Barrel Old Country Store, Inc.	1,349	44,139
Darden Restaurants, Inc.	2,218	474,319
Dave & Buster's Entertainment, Inc.(1)	821	12,085
DoorDash, Inc., Class A(1)	1,437	253,588
Dutch Bros, Inc., Class A(1)	793	42,513
Expedia Group, Inc.	767	165,434
Golden Entertainment, Inc.	1,017	29,391
Hilton Worldwide Holdings, Inc.	922	287,461
Las Vegas Sands Corp.	8,824	500,497
Life Time Group Holdings, Inc.(1)	3,395	91,665
Marriott International, Inc., Class A	983	335,921
McDonald's Corp.	3,346	1,141,187
MGM Resorts International(1)	691	25,470
Monarch Casino & Resort, Inc.	383	36,806
Norwegian Cruise Line Holdings Ltd.(1)	20,896	518,012
RCI Hospitality Holdings, Inc.(2)	328	7,259
Red Rock Resorts, Inc., Class A	1,393	84,346
Royal Caribbean Cruises Ltd.	5,762	1,791,752
Shake Shack, Inc., Class A(1)	634	60,870
Starbucks Corp.	5,760	564,595
Super Group SGHC Ltd.	7,475	79,983
Target Hospitality Corp.(1)	1,351	10,524
Texas Roadhouse, Inc.	2,813	514,413
Vail Resorts, Inc.	295	40,064
Viking Holdings Ltd.(1)	2,486	193,958
Wendy's Co.(2)	2,143	16,415
Wyndham Hotels & Resorts, Inc.	576	47,117
Yum! Brands, Inc.	808	135,873
		11,190,434
Household Durables — 0.8%
Bassett Furniture Industries, Inc.	153	2,290
Cavco Industries, Inc.(1)	237	136,811
Century Communities, Inc.	397	26,690
Cricut, Inc., Class A(2)	1,665	7,160
DR Horton, Inc.	4,243	680,535
19

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Ethan Allen Interiors, Inc.	1,097	$24,990
Garmin Ltd.	1,568	396,437
Green Brick Partners, Inc.(1)	305	22,466
Helen of Troy Ltd.(1)	741	13,071
Hooker Furnishings Corp.(2)	98	1,405
Hovnanian Enterprises, Inc., Class A(1)	286	35,927
Installed Building Products, Inc.	857	280,890
KB Home	1,358	86,342
La-Z-Boy, Inc.	1,321	47,186
Legacy Housing Corp.(1)	651	14,270
Leggett & Platt, Inc.	5,783	67,545
Lennar Corp., B Shares	148	15,796
Lennar Corp., Class A	3,663	418,901
LGI Homes, Inc.(1)	305	15,829
Lifetime Brands, Inc.	241	798
M/I Homes, Inc.(1)	627	89,134
Meritage Homes Corp.	990	74,666
Mohawk Industries, Inc.(1)	1,417	177,508
NVR, Inc.(1)	102	766,815
PulteGroup, Inc.	4,041	554,425
SharkNinja, Inc.(1)	1,005	123,484
Sonos, Inc.(1)	1,548	23,839
Taylor Morrison Home Corp.(1)	1,303	85,855
Toll Brothers, Inc.	2,032	319,512
TopBuild Corp.(1)	209	93,695
Tri Pointe Homes, Inc.(1)	1,832	84,822
Universal Electronics, Inc.(1)	58	219
		4,689,313
Household Products — 0.7%
Central Garden & Pet Co.(1)	407	15,950
Central Garden & Pet Co., Class A(1)	2,229	76,990
Church & Dwight Co., Inc.	2,361	247,575
Colgate-Palmolive Co.	10,861	1,076,760
Energizer Holdings, Inc.	987	21,309
Kimberly-Clark Corp.	3,601	401,295
Oil-Dri Corp. of America	536	36,362
Procter & Gamble Co.	14,009	2,342,305
Reynolds Consumer Products, Inc.	56	1,389
Spectrum Brands Holdings, Inc.	321	25,160
WD-40 Co.	301	71,698
		4,316,793
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	11,152	192,707
Clearway Energy, Inc., Class A	596	21,468
Clearway Energy, Inc., Class C	1,602	61,373
Hallador Energy Co.(1)	1,114	20,252
Montauk Renewables, Inc.(1)(2)	1,281	1,973
Ormat Technologies, Inc.	736	76,323
Talen Energy Corp.(1)	1,978	733,779
Vistra Corp.	5,653	983,000
XPLR Infrastructure LP(1)	921	9,753
		2,100,628
20

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Industrial Conglomerates — 0.2%
3M Co.	1,504	$248,641
Honeywell International, Inc.	4,640	1,130,258
		1,378,899
Insurance — 3.6%
Aflac, Inc.	8,634	975,038
Allstate Corp.	6,547	1,404,462
American Coastal Insurance Corp., Class C	1,172	13,349
American Financial Group, Inc.	2,530	336,439
American International Group, Inc.	14,425	1,161,068
AMERISAFE, Inc.	500	16,265
Aon PLC, Class A	968	324,735
Arch Capital Group Ltd.(1)	7,928	793,989
Arthur J Gallagher & Co.	226	51,573
Assurant, Inc.	2,230	511,986
Assured Guaranty Ltd.	1,153	99,400
Axis Capital Holdings Ltd.	3,835	405,436
Brighthouse Financial, Inc.(1)	3,017	180,960
Chubb Ltd.	3,512	1,197,100
Cincinnati Financial Corp.	1,782	292,212
CNA Financial Corp.	247	11,861
CNO Financial Group, Inc.	4,744	198,347
Employers Holdings, Inc.	801	33,121
Erie Indemnity Co., Class A(2)	240	64,666
Everest Group Ltd.	711	238,533
F&G Annuities & Life, Inc.	1,012	22,922
Fidelis Insurance Holdings Ltd.	150	2,859
Fidelity National Financial, Inc.	3,299	174,451
First American Financial Corp.	2,195	153,891
Genworth Financial, Inc., Class A(1)	7,687	64,878
Globe Life, Inc.	3,109	451,613
Greenlight Capital Re Ltd., Class A(1)	534	7,578
Hamilton Insurance Group Ltd., Class B(1)	1,293	40,846
Hanover Insurance Group, Inc.	1,093	197,429
Hartford Insurance Group, Inc.	8,969	1,263,104
HCI Group, Inc.	590	104,088
Heritage Insurance Holdings, Inc.(1)	1,359	37,875
Horace Mann Educators Corp.	751	32,676
Investors Title Co.	32	7,389
James River Group Holdings, Inc.	495	3,465
Kemper Corp.	883	28,539
Kinsale Capital Group, Inc.	431	167,948
Lincoln National Corp.	2,827	96,966
Loews Corp.	3,526	387,931
Markel Group, Inc.(1)	188	389,624
Marsh & McLennan Cos., Inc.	2,271	424,087
Mercury General Corp.	1,285	116,395
MetLife, Inc.	13,746	990,674
Octave Specialty Group, Inc.(1)	2,030	10,861
Old Republic International Corp.	5,679	243,459
Oscar Health, Inc., Class A(1)	11,340	154,678
Palomar Holdings, Inc.(1)	1,223	151,297
Primerica, Inc.	1,468	372,373
21

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Principal Financial Group, Inc.	6,099	$581,967
ProAssurance Corp.(1)	893	21,923
Progressive Corp.	11,319	2,418,418
Prudential Financial, Inc.	8,287	815,275
Reinsurance Group of America, Inc.	1,388	299,433
RenaissanceRe Holdings Ltd.	1,996	603,710
RLI Corp.	1,307	81,452
Safety Insurance Group, Inc.	275	21,348
Selective Insurance Group, Inc.	1,059	88,998
SiriusPoint Ltd.(1)	6,447	136,290
Skyward Specialty Insurance Group, Inc.(1)	1,134	52,697
Travelers Cos., Inc.	5,862	1,809,248
United Fire Group, Inc.	510	19,819
Universal Insurance Holdings, Inc.	1,088	38,265
Unum Group	2,980	213,755
W.R. Berkley Corp.	5,546	397,648
White Mountains Insurance Group Ltd.	45	99,923
		22,110,605
Interactive Media and Services — 6.9%
Alphabet, Inc., Class A	49,129	15,316,457
Alphabet, Inc., Class C	39,362	12,258,508
Cargurus, Inc.(1)	2,410	73,987
Cars.com, Inc.(1)	2,804	23,946
EverQuote, Inc., Class A(1)	1,187	18,754
IAC, Inc.(1)	1,371	52,537
Match Group, Inc.	1	32
Meta Platforms, Inc., Class A	23,027	14,925,641
Pinterest, Inc., Class A(1)	3,818	65,402
Yelp, Inc.(1)	2,637	58,779
Ziff Davis, Inc.(1)	444	12,023
		42,806,066
IT Services — 0.7%
Accenture PLC, Class A	3,989	832,584
Akamai Technologies, Inc.(1)	1,755	172,674
Amdocs Ltd.	865	60,377
Cloudflare, Inc., Class A(1)	950	163,581
Cognizant Technology Solutions Corp., Class A	7,328	472,143
DXC Technology Co.(1)	9,946	125,220
EPAM Systems, Inc.(1)	573	80,793
Gartner, Inc.(1)	793	124,660
GoDaddy, Inc., Class A(1)	2,064	179,898
International Business Machines Corp.	5,761	1,383,850
Kyndryl Holdings, Inc.(1)	11,329	139,687
Okta, Inc.(1)	230	16,675
Snowflake, Inc., Class A(1)	796	134,054
Twilio, Inc., Class A(1)	1,283	155,192
VeriSign, Inc.	165	37,610
		4,078,998
Leisure Products — 0.2%
Acushnet Holdings Corp.	1,139	116,554
American Outdoor Brands, Inc.(1)(2)	204	1,856
Brunswick Corp.	1,293	102,949
Callaway Golf Co.(1)	5,061	71,158
22

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Clarus Corp.	169	$534
Hasbro, Inc.	992	98,793
Malibu Boats, Inc., Class A(1)	694	20,168
Marine Products Corp.	660	5,009
MasterCraft Boat Holdings, Inc.(1)	449	9,746
Mattel, Inc.(1)	11,924	202,112
Polaris, Inc.	2,229	135,389
Smith & Wesson Brands, Inc.	1,417	16,862
Sturm Ruger & Co., Inc.	673	25,197
YETI Holdings, Inc.(1)	3,872	169,245
		975,572
Life Sciences Tools and Services — 0.5%
10X Genomics, Inc., Class A(1)	1,233	28,421
AbCellera Biologics, Inc.(1)(2)	6,089	21,981
Agilent Technologies, Inc.	1,237	150,147
Azenta, Inc.(1)	450	12,141
Bio-Rad Laboratories, Inc., Class A(1)	221	61,535
Bio-Techne Corp.	942	55,578
Charles River Laboratories International, Inc.(1)	289	51,584
CryoPort, Inc.(1)	891	7,502
Cytek Biosciences, Inc.(1)	1,657	7,423
Danaher Corp.	3,058	644,137
Ginkgo Bioworks Holdings, Inc.(1)	635	4,286
Illumina, Inc.(1)	3,018	405,800
IQVIA Holdings, Inc.(1)	552	98,703
Medpace Holdings, Inc.(1)	401	181,156
Mettler-Toledo International, Inc.(1)	46	62,868
OmniAb, Inc.(1)	182	1
OmniAb, Inc.(1)	182	1
Pacific Biosciences of California, Inc.(1)(2)	990	1,663
Quanterix Corp.(1)	909	5,954
Repligen Corp.(1)	355	45,699
Seer, Inc.(1)	1,560	2,683
Sotera Health Co.(1)	747	12,139
Thermo Fisher Scientific, Inc.	1,231	641,487
Waters Corp.(1)	791	252,630
West Pharmaceutical Services, Inc.	785	199,657
		2,955,176
Machinery — 3.0%
AGCO Corp.	1,890	257,985
Alamo Group, Inc.	93	19,858
Albany International Corp., Class A	725	41,796
Allison Transmission Holdings, Inc.	880	110,264
Astec Industries, Inc.	1,100	68,299
Atmus Filtration Technologies, Inc.	3,701	238,826
Blue Bird Corp.(1)	1,738	101,273
Caterpillar, Inc.	7,570	5,623,223
Crane Co.	474	95,051
Cummins, Inc.	2,018	1,178,250
Deere & Co.	3,984	2,508,765
Donaldson Co., Inc.	2,782	258,058
Douglas Dynamics, Inc.	864	39,675
Dover Corp.	658	148,379
23

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Enerpac Tool Group Corp.	1,096	$44,717
Enpro, Inc.	323	83,544
ESCO Technologies, Inc.	338	93,724
Flowserve Corp.	1,584	140,216
Franklin Electric Co., Inc.	769	76,608
Gates Industrial Corp. PLC(1)	1,546	42,623
Gorman-Rupp Co.	435	27,940
Graco, Inc.	3,448	323,836
Greenbrier Cos., Inc.	1,452	81,922
Hillman Solutions Corp.(1)	3,849	31,562
Hyster-Yale, Inc.	373	13,738
Illinois Tool Works, Inc.	2,963	861,137
Ingersoll Rand, Inc.	581	54,695
ITT, Inc.	911	184,396
JBT Marel Corp.	582	89,628
Kadant, Inc.	160	54,267
Kennametal, Inc.	3,283	132,239
Lincoln Electric Holdings, Inc.	1,318	378,332
Lindsay Corp.	365	49,165
Luxfer Holdings PLC	1,418	18,250
Manitowoc Co., Inc.(1)	1,056	15,576
Middleby Corp.(1)	232	39,176
Miller Industries, Inc.	442	18,577
Mueller Industries, Inc.	3,260	384,550
Mueller Water Products, Inc., Class A	7,770	232,556
Omega Flex, Inc.	52	1,868
Oshkosh Corp.	1,437	244,319
Otis Worldwide Corp.	949	87,839
PACCAR, Inc.	6,970	878,847
Parker-Hannifin Corp.	819	826,518
Park-Ohio Holdings Corp.	802	20,643
Proto Labs, Inc.(1)	269	16,700
RBC Bearings, Inc.(1)	213	122,671
Snap-on, Inc.	986	379,827
Tennant Co.	792	48,336
Terex Corp.	5,171	355,713
Timken Co.	1,714	185,763
Titan International, Inc.(1)	2,683	26,106
Toro Co.	4,301	425,197
Trinity Industries, Inc.	3,896	133,165
Watts Water Technologies, Inc., Class A	530	174,232
Westinghouse Air Brake Technologies Corp.	461	121,681
Worthington Enterprises, Inc.	1,235	69,172
Xylem, Inc.	1,257	162,857
		18,444,130
Marine Transportation — 0.1%
Genco Shipping & Trading Ltd.	1,310	31,505
Kirby Corp.(1)	1,735	225,203
Matson, Inc.	1,797	298,536
Pangaea Logistics Solutions Ltd.	1,346	12,585
		567,829
Media — 0.3%
AMC Networks, Inc., Class A(1)	1,178	9,624
24

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Boston Omaha Corp., Class A(1)	186	$2,297
Cable One, Inc.(1)	218	20,917
Charter Communications, Inc., Class A(1)	960	225,245
EchoStar Corp., Class A(1)	1,223	141,293
Entravision Communications Corp., Class A	1,583	4,907
Fox Corp., Class A	4,525	254,939
Fox Corp., Class B	2,828	146,292
Gambling.com Group Ltd.(1)	950	4,142
Liberty Broadband Corp., Class A(1)	302	16,483
Liberty Broadband Corp., Class C(1)	1,851	101,083
New York Times Co., Class A	4,377	349,241
News Corp., Class A	3,986	96,820
News Corp., Class B	1,333	35,698
Nexstar Media Group, Inc., Class A	337	84,594
Paramount Skydance Corp., Class B	6,342	85,680
PubMatic, Inc., Class A(1)	1,472	11,923
Scholastic Corp.(2)	706	24,548
Thryv Holdings, Inc.(1)	379	879
Trade Desk, Inc., Class A(1)	1,819	43,329
USA TODAY Co., Inc.(1)	2,804	16,684
		1,676,618
Metals and Mining — 1.2%
Alcoa Corp.	2,801	173,886
Alpha Metallurgical Resources, Inc.(1)	650	105,722
Century Aluminum Co.(1)	894	46,095
Cleveland-Cliffs, Inc.(1)	12,496	133,207
Coeur Mining, Inc.(1)	3,322	90,192
Commercial Metals Co.	4,945	362,468
Compass Minerals International, Inc.(1)(2)	2,795	70,434
Freeport-McMoRan, Inc.	33,949	2,311,248
Hecla Mining Co.	7,606	189,465
Kaiser Aluminum Corp.	840	109,318
Materion Corp.	212	34,569
McEwen, Inc.(1)	1,930	54,716
Metallus, Inc.(1)	1,410	23,970
Newmont Corp.	10,940	1,422,200
Nucor Corp.	4,075	720,786
Reliance, Inc.	889	280,604
Royal Gold, Inc.	1,120	335,765
Ryerson Holding Corp.	2,413	63,124
Steel Dynamics, Inc.	2,630	507,932
SunCoke Energy, Inc.	4,132	23,552
Tredegar Corp.(1)	786	7,215
Warrior Met Coal, Inc.	1,119	93,146
Worthington Steel, Inc.	1,285	53,405
		7,213,019
Multi-Utilities — 0.5%
Ameren Corp.	1,293	146,471
Avista Corp.	1,575	63,977
CenterPoint Energy, Inc.	10,402	452,487
CMS Energy Corp.	5,646	440,783
Consolidated Edison, Inc.	4,877	548,760
Dominion Energy, Inc.	2,948	186,137
25

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
DTE Energy Co.	3,074	$455,690
NiSource, Inc.	1,664	78,707
Northwestern Energy Group, Inc.	1,351	94,516
Public Service Enterprise Group, Inc.	1,466	126,179
Sempra	4,083	393,070
Unitil Corp.	459	24,010
		3,010,787
Oil, Gas and Consumable Fuels — 6.0%
Amplify Energy Corp.(1)	1,916	10,998
Antero Midstream Corp.	12,124	272,547
Antero Resources Corp.(1)	5,904	217,326
APA Corp.	13,771	418,225
Ardmore Shipping Corp.	1,988	32,563
BKV Corp.(1)	344	10,778
California Resources Corp.	3,884	228,535
Centrus Energy Corp., Class A(1)(2)	919	186,180
Cheniere Energy, Inc.	6,096	1,437,010
Chevron Corp.	17,386	3,247,009
Chord Energy Corp.	1,616	175,126
Clean Energy Fuels Corp.(1)	3,155	7,130
CNX Resources Corp.(1)	3,279	136,997
Comstock Resources, Inc.(1)(2)	3,461	67,870
ConocoPhillips	26,790	3,039,593
Core Natural Resources, Inc.	1,508	123,777
Coterra Energy, Inc.	23,618	722,475
Crescent Energy Co., Class A	5,390	62,847
CVR Energy, Inc.(1)	1,926	46,532
Delek U.S. Holdings, Inc.	624	23,781
Devon Energy Corp.	23,399	1,018,558
Diamondback Energy, Inc.	4,151	722,606
Dorian LPG Ltd.	1,795	66,397
DT Midstream, Inc.	2,008	278,791
Encore Energy Corp.(1)(2)	2,273	6,137
EOG Resources, Inc.	15,273	1,895,074
EQT Corp.	12,741	782,552
Evolution Petroleum Corp.	2,352	10,513
Expand Energy Corp.	3,275	353,438
Exxon Mobil Corp.	47,778	7,286,145
FutureFuel Corp.	1,152	4,977
Granite Ridge Resources, Inc.(2)	3,870	19,582
Green Plains, Inc.(1)	1,029	14,128
Gulfport Energy Corp.(1)	367	76,578
Hess Midstream LP, Class A	6,320	244,458
HF Sinclair Corp.	3,042	152,130
HighPeak Energy, Inc.	538	2,803
International Seaways, Inc.	2,305	174,097
Kimbell Royalty Partners LP	3,938	56,471
Kinder Morgan, Inc.	16,318	542,900
Magnolia Oil & Gas Corp., Class A	9,118	253,663
Marathon Petroleum Corp.	4,324	857,060
Matador Resources Co.	4,496	231,094
Murphy Oil Corp.	6,475	214,646
Northern Oil & Gas, Inc.	4,818	132,929
26

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Occidental Petroleum Corp.	22,174	$1,176,996
ONEOK, Inc.	10,440	864,119
Ovintiv, Inc.	11,486	581,077
Par Pacific Holdings, Inc.(1)	855	36,483
PBF Energy, Inc., Class A	2,605	92,738
Peabody Energy Corp.	5,195	163,850
Permian Resources Corp.	28,040	512,852
Phillips 66	7,419	1,144,974
Plains GP Holdings LP, Class A(1)	3,577	80,626
Range Resources Corp.	9,656	398,600
REX American Resources Corp.(1)	751	26,706
Riley Exploration Permian, Inc.	392	11,305
SandRidge Energy, Inc.	1,377	24,139
SM Energy Co.	11,861	274,345
Talos Energy, Inc.(1)	6,275	76,869
Targa Resources Corp.	7,082	1,669,936
Teekay Tankers Ltd., Class A	1,478	115,683
Texas Pacific Land Corp.	1,029	539,494
VAALCO Energy, Inc.	4,701	24,210
Valero Energy Corp.	4,503	921,494
Vitesse Energy, Inc.	1,119	21,608
Western Midstream Partners LP	100	4,159
Williams Cos., Inc.	28,453	2,126,008
World Kinect Corp.	646	16,118
		36,769,415
Paper and Forest Products — 0.0%
Clearwater Paper Corp.(1)	822	12,322
Louisiana-Pacific Corp.	2,566	217,443
Mercer International, Inc.(2)	1,682	3,027
Sylvamo Corp.	1,339	61,996
		294,788
Passenger Airlines — 0.5%
Alaska Air Group, Inc.(1)	5,272	272,035
Allegiant Travel Co.(1)	770	78,656
Delta Air Lines, Inc.	18,597	1,221,823
JetBlue Airways Corp.(1)	5,244	29,052
SkyWest, Inc.(1)	2,066	215,029
Southwest Airlines Co.	7,831	385,755
Sun Country Airlines Holdings, Inc.(1)	2,958	58,213
United Airlines Holdings, Inc.(1)	10,171	1,081,177
		3,341,740
Personal Care Products — 0.1%
Edgewell Personal Care Co.	436	9,915
Estee Lauder Cos., Inc., Class A	4,008	438,756
Interparfums, Inc.	532	53,615
Kenvue, Inc.	8,959	171,296
Lifevantage Corp.(2)	546	2,539
Medifast, Inc.(1)(2)	343	3,612
Nature's Sunshine Products, Inc.(1)	765	21,175
Nu Skin Enterprises, Inc., Class A	2,671	22,650
USANA Health Sciences, Inc.(1)	295	6,348
		729,906
27

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Pharmaceuticals — 2.8%
Amphastar Pharmaceuticals, Inc.(1)	1,114	$22,536
ANI Pharmaceuticals, Inc.(1)	264	19,510
Atea Pharmaceuticals, Inc.(1)	2,417	11,311
BioAge Labs, Inc.(1)	1,167	25,989
Bristol-Myers Squibb Co.	19,323	1,205,175
Collegium Pharmaceutical, Inc.(1)	1,540	64,172
Elanco Animal Health, Inc.(1)	5,029	132,766
Eli Lilly & Co.	4,412	4,641,380
Enliven Therapeutics, Inc.(1)	319	9,471
Fulcrum Therapeutics, Inc.(1)	750	6,285
Harmony Biosciences Holdings, Inc.(1)	2,054	58,621
Innoviva, Inc.(1)	3,151	72,347
Jazz Pharmaceuticals PLC(1)	2,731	518,945
Johnson & Johnson	16,378	4,068,786
Merck & Co., Inc.	22,734	2,814,924
Organon & Co.	1,008	7,348
Pacira BioSciences, Inc.(1)	609	13,343
Perrigo Co. PLC	1,314	17,371
Pfizer, Inc.	55,339	1,530,123
Prestige Consumer Healthcare, Inc.(1)	789	54,678
Royalty Pharma PLC, Class A	5,902	272,731
Septerna, Inc.(1)	531	15,410
SIGA Technologies, Inc.	1,483	9,595
Supernus Pharmaceuticals, Inc.(1)	830	45,426
Theravance Biopharma, Inc.(1)	59	1,077
Ventyx Biosciences, Inc.(1)	1,213	16,946
Viatris, Inc.	41,326	616,997
Zoetis, Inc.	7,756	1,016,812
		17,290,075
Professional Services — 0.4%
Automatic Data Processing, Inc.	1,878	402,568
Booz Allen Hamilton Holding Corp.	1,507	118,797
Broadridge Financial Solutions, Inc.	900	167,283
Clarivate PLC(1)(2)	7,114	16,362
Conduent, Inc.(1)	9,152	13,362
CRA International, Inc.	295	50,935
CSG Systems International, Inc.	541	43,226
ExlService Holdings, Inc.(1)	1,119	34,969
Exponent, Inc.	1,581	115,065
Franklin Covey Co.(1)	390	5,078
FTI Consulting, Inc.(1)	132	21,704
Genpact Ltd.	940	37,337
IBEX Holdings Ltd.(1)	544	15,722
Insperity, Inc.	1,025	22,765
KBR, Inc.	841	35,515
Kelly Services, Inc., Class A(2)	903	8,768
Kforce, Inc.	610	16,482
Korn Ferry	1,339	83,915
Legalzoom.com, Inc.(1)	1,742	12,246
ManpowerGroup, Inc.	738	20,642
Paychex, Inc.	2,822	264,280
Paycom Software, Inc.	1,217	153,135
28

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Paylocity Holding Corp.(1)	504	$53,671
Resources Connection, Inc.	976	3,670
Robert Half, Inc.	3,996	97,582
TaskUS, Inc., Class A(1)(2)	634	6,733
TriNet Group, Inc.	467	17,783
TrueBlue, Inc.(1)	829	3,507
Upwork, Inc.(1)	4,672	62,698
Verisk Analytics, Inc.	2,021	419,499
Verra Mobility Corp.(1)	1,779	29,727
		2,355,026
Real Estate Management and Development — 0.1%
CBRE Group, Inc., Class A(1)	727	107,349
CoStar Group, Inc.(1)	2,835	126,526
Douglas Elliman, Inc.(1)	3,450	7,866
Five Point Holdings LLC, Class A(1)	844	4,659
Forestar Group, Inc.(1)	729	20,937
FRP Holdings, Inc.(1)	27	646
Howard Hughes Holdings, Inc.(1)	1,172	84,818
Jones Lang LaSalle, Inc.(1)	395	124,642
Kennedy-Wilson Holdings, Inc.	2,571	27,973
Marcus & Millichap, Inc.	909	24,007
Opendoor Technologies, Inc.(1)(2)	13,941	75,560
RE/MAX Holdings, Inc., Class A(1)	432	2,717
Seaport Entertainment Group, Inc.(1)(2)	104	2,429
St. Joe Co.	549	39,621
Zillow Group, Inc., Class A(1)	243	10,886
Zillow Group, Inc., Class C(1)	1,001	44,665
		705,301
Semiconductors and Semiconductor Equipment — 10.2%
ACM Research, Inc., Class A(1)	835	46,493
Advanced Micro Devices, Inc.(1)	9,787	1,959,455
Alpha & Omega Semiconductor Ltd.(1)	429	9,013
Amkor Technology, Inc.	4,007	191,615
Analog Devices, Inc.	3,245	1,154,539
Applied Materials, Inc.	11,460	4,266,558
Axcelis Technologies, Inc.(1)	1,203	99,380
Broadcom, Inc.	18,359	5,866,618
CEVA, Inc.(1)	247	5,152
Cirrus Logic, Inc.(1)	1,367	192,911
Cohu, Inc.(1)	1,149	34,700
Diodes, Inc.(1)	597	40,733
First Solar, Inc.(1)	1,603	316,112
GLOBALFOUNDRIES, Inc.(1)	1,283	61,007
Ichor Holdings Ltd.(1)	442	21,017
Intel Corp.(1)	39,057	1,781,390
KLA Corp.	1,681	2,562,769
Kulicke & Soffa Industries, Inc.	421	29,352
Lam Research Corp.	20,022	4,682,946
MACOM Technology Solutions Holdings, Inc.(1)	168	41,684
Magnachip Semiconductor Corp.(1)	401	1,103
Marvell Technology, Inc.	3,157	257,895
Micron Technology, Inc.	17,628	7,269,258
Monolithic Power Systems, Inc.	269	307,397
29

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
NVE Corp.(2)	173	$11,909
NVIDIA Corp.	149,779	26,539,341
NXP Semiconductors NV	818	185,694
ON Semiconductor Corp.(1)	11,683	776,686
Onto Innovation, Inc.(1)	487	105,138
Penguin Solutions, Inc.(1)	2,801	58,205
Photronics, Inc.(1)	3,186	119,252
Qorvo, Inc.(1)	1,512	125,345
QUALCOMM, Inc.	8,650	1,231,414
Rambus, Inc.(1)	954	95,076
SkyWater Technology, Inc.(1)	664	19,561
Skyworks Solutions, Inc.	4,043	240,882
Synaptics, Inc.(1)	339	27,615
Teradyne, Inc.	2,841	909,205
Texas Instruments, Inc.	7,068	1,499,194
Ultra Clean Holdings, Inc.(1)	393	23,847
Universal Display Corp.	601	64,121
		63,231,582
Software — 5.5%
A10 Networks, Inc.	3,546	68,296
Adeia, Inc.	4,778	98,857
Adobe, Inc.(1)	2,886	757,315
Appfolio, Inc., Class A(1)	181	32,175
AppLovin Corp., Class A(1)	2,969	1,290,832
Autodesk, Inc.(1)	1,745	429,043
Cadence Design Systems, Inc.(1)	1,732	522,025
Cipher Digital, Inc.(1)(2)	10,809	168,620
Clear Secure, Inc., Class A	2,524	122,767
Commvault Systems, Inc.(1)	626	53,260
Confluent, Inc., Class A(1)	749	22,972
Crowdstrike Holdings, Inc., Class A(1)	1,074	399,506
Datadog, Inc., Class A(1)	879	98,413
Docusign, Inc.(1)	1,331	59,988
Dolby Laboratories, Inc., Class A	1,015	67,569
Dynatrace, Inc.(1)	422	15,158
Fair Isaac Corp.(1)	40	56,374
Fortinet, Inc.(1)	11,196	884,820
HubSpot, Inc.(1)	14	3,703
InterDigital, Inc.	960	351,869
Intuit, Inc.	1,259	514,969
LiveRamp Holdings, Inc.(1)	965	26,219
Manhattan Associates, Inc.(1)	913	123,648
Microsoft Corp.	55,310	21,722,449
OneSpan, Inc.	1,405	15,511
Oracle Corp.	11,065	1,608,851
Pagaya Technologies Ltd., Class A(1)	2,556	28,602
Palantir Technologies, Inc., Class A(1)	7,800	1,070,082
Palo Alto Networks, Inc.(1)	4,301	640,505
Pegasystems, Inc.	3,810	166,611
Progress Software Corp.(1)	428	17,925
Qualys, Inc.(1)	1,559	144,161
Riot Platforms, Inc.(1)(2)	4,310	70,210
Salesforce, Inc.	4,009	780,913
30

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
ServiceNow, Inc.(1)	6,002	$648,276
Strategy, Inc., Class A(1)	2,432	314,944
Synopsys, Inc.(1)	933	386,262
UiPath, Inc., Class A(1)	4,039	43,338
Workday, Inc., Class A(1)	968	129,480
Xperi, Inc.(1)	702	4,303
Zoom Communications, Inc., Class A(1)	2,287	169,101
		34,129,922
Specialty Retail — 2.8%
1-800-Flowers.com, Inc., Class A(1)(2)	566	1,970
Abercrombie & Fitch Co., Class A(1)	2,404	235,111
Academy Sports & Outdoors, Inc.	2,533	152,309
Advance Auto Parts, Inc.(2)	1,271	67,579
American Eagle Outfitters, Inc.	9,327	229,164
America's Car-Mart, Inc.(1)	189	3,772
Arhaus, Inc.(1)	1,338	11,039
Arko Corp.	2,250	14,468
Asbury Automotive Group, Inc.(1)	582	124,420
AutoNation, Inc.(1)	265	51,717
AutoZone, Inc.(1)	64	240,357
Best Buy Co., Inc.	5,678	351,866
Buckle, Inc.	1,582	84,716
Build-A-Bear Workshop, Inc.	742	36,106
Burlington Stores, Inc.(1)	2,362	724,827
Caleres, Inc.	2,002	23,804
CarMax, Inc.(1)	4,132	178,378
Carvana Co.(1)	463	154,716
Cato Corp., Class A(1)	405	1,219
Chewy, Inc., Class A(1)	3,171	86,949
Citi Trends, Inc.(1)	207	9,808
Designer Brands, Inc., Class A(2)	2,379	16,939
Dick's Sporting Goods, Inc.	484	98,557
Five Below, Inc.(1)	2,213	494,672
Floor & Decor Holdings, Inc., Class A(1)	2,408	166,369
GameStop Corp., Class A(1)	96	2,307
Gap, Inc.	11,235	315,029
Genesco, Inc.(1)	446	12,149
Group 1 Automotive, Inc.	381	124,107
Haverty Furniture Cos., Inc.	368	8,762
Home Depot, Inc.	7,306	2,781,540
Lands' End, Inc.(1)	110	1,768
Lithia Motors, Inc.	421	117,703
Lowe's Cos., Inc.	2,787	737,357
MarineMax, Inc.(1)	573	17,477
Murphy USA, Inc.	782	305,559
National Vision Holdings, Inc.(1)	390	10,518
O'Reilly Automotive, Inc.(1)	4,509	423,305
Penske Automotive Group, Inc.	311	48,989
PetMed Express, Inc.(1)(2)	188	515
Ross Stores, Inc.	8,449	1,737,452
Sally Beauty Holdings, Inc.(1)	5,686	91,374
Shoe Carnival, Inc.	328	6,622
Signet Jewelers Ltd.	1,900	182,761
31

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Sonic Automotive, Inc., Class A	339	$21,262
TJX Cos., Inc.	19,814	3,203,131
Tractor Supply Co.	17,154	889,263
Ulta Beauty, Inc.(1)	1,543	1,056,631
Upbound Group, Inc.	2,462	52,810
Urban Outfitters, Inc.(1)	2,470	163,514
Valvoline, Inc.(1)	2,080	78,624
Victoria's Secret & Co.(1)	4,033	252,869
Williams-Sonoma, Inc.	4,414	907,739
Zumiez, Inc.(1)	427	11,196
		17,123,165
Technology Hardware, Storage and Peripherals — 5.3%
Apple, Inc.	110,629	29,225,969
Dell Technologies, Inc., Class C	1,390	205,831
Diebold Nixdorf, Inc.(1)	1,159	92,720
Eastman Kodak Co.(1)	1,343	9,831
Immersion Corp.	1,301	7,949
NetApp, Inc.	2,398	237,474
Pure Storage, Inc., Class A(1)	2,173	139,550
Sandisk Corp.(1)	2,052	1,303,759
Seagate Technology Holdings PLC	372	151,717
Super Micro Computer, Inc.(1)	6,680	216,365
Western Digital Corp.	5,033	1,407,730
		32,998,895
Textiles, Apparel and Luxury Goods — 0.7%
Carter's, Inc.	1,722	57,773
Columbia Sportswear Co.	1,131	70,054
Crocs, Inc.(1)	2,639	239,384
Deckers Outdoor Corp.(1)	4,787	561,371
G-III Apparel Group Ltd.	1,542	47,170
Lakeland Industries, Inc.(2)	83	761
Levi Strauss & Co., Class A	4,418	97,903
Lululemon Athletica, Inc.(1)	3,888	719,941
Movado Group, Inc.	409	10,205
NIKE, Inc., Class B	12,990	807,718
Oxford Industries, Inc.(2)	622	24,625
PVH Corp.	1,392	95,491
Ralph Lauren Corp.	1,287	466,666
Rocky Brands, Inc.	74	3,345
Tapestry, Inc.	3,845	597,782
Under Armour, Inc., Class A(1)(2)	8,698	64,539
Under Armour, Inc., Class C(1)	5,671	41,001
Unifi, Inc.(1)	263	1,034
VF Corp.	20,440	396,945
Wolverine World Wide, Inc.	696	12,298
		4,316,006
Trading Companies and Distributors — 0.8%
Air Lease Corp.	3,014	195,428
Alta Equipment Group, Inc.	451	3,112
Applied Industrial Technologies, Inc.	784	221,543
BlueLinx Holdings, Inc.(1)	453	29,862
Boise Cascade Co.	895	74,052
DNOW, Inc.(1)	7,017	82,660
Fastenal Co.	18,092	832,956
GATX Corp.	1,488	274,045
32

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Global Industrial Co.	435	$14,346
Herc Holdings, Inc.	437	61,088
Hudson Technologies, Inc.(1)	1,762	12,528
Karat Packaging, Inc.	423	10,427
McGrath RentCorp	287	31,843
MSC Industrial Direct Co., Inc., Class A	1,032	96,843
NPK International, Inc.(1)	3,297	47,576
QXO, Inc.(1)	4,502	107,823
Rush Enterprises, Inc., Class A	1,827	129,662
Rush Enterprises, Inc., Class B	15	970
SiteOne Landscape Supply, Inc.(1)	670	95,736
Titan Machinery, Inc.(1)	1,323	25,785
United Rentals, Inc.	1,150	966,000
Watsco, Inc.	393	164,011
WESCO International, Inc.	704	203,808
WW Grainger, Inc.	1,231	1,409,162
		5,091,266
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp.(1)	767	6,734
Water Utilities — 0.0%
Artesian Resources Corp., Class A	130	4,404
Wireless Telecommunication Services — 0.3%
Array Digital Infrastructure, Inc.	552	26,899
Gogo, Inc.(1)	3,352	14,179
Telephone & Data Systems, Inc.	2,199	98,405
T-Mobile U.S., Inc.	6,713	1,457,325
		1,596,808
TOTAL COMMON STOCKS (Cost $438,167,930)		614,399,960
RIGHTS — 0.0%
Biotechnology — 0.0%
Chinook Therapeutics, Inc.(1)	1,501	15
iTeos Therapeutics, Inc.(1)	1,269	13
Mirati Therapeutics, Inc.(1)	667	467
Sage Therapeutics, Inc.(1)	1,513	272
Verve Therapeutics, Inc.(1)	1,431	901
		1,668
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1)	443	452
TOTAL RIGHTS (Cost $2,092)		2,120
WARRANTS — 0.0%
Real Estate Management and Development — 0.0%
Opendoor Technologies, Inc.(1)(2)	465	391
Specialty Retail — 0.0%
GameStop Corp.(1)	14	60
TOTAL WARRANTS (Cost $—)		451
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio(3) (Cost $1,235,993)	1,235,993	1,235,993
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $439,406,015)		615,638,524
OTHER ASSETS AND LIABILITIES — 0.3%		1,799,478
TOTAL NET ASSETS — 100.0%		$617,438,002
33

Schedule of Investments - Avantis U.S. Equity Fund

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	4	March 2026	$1,377,800	$(13,706)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,432,009. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,525,817, which includes securities collateral of $1,289,824.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities and other financial instruments were classified as Level 1.

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Equity
Liability Derivatives:
Payable for variation margin on futures contracts*	$6,245
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended February 28, 2026.

Type of Risk Exposure
Equity
Net realized gain (loss) on:
Futures contract transactions	$54,325
Change in net unrealized appreciation (depreciation) on:
Futures contracts	$(13,706)

See Notes to Financial Statements.
34

Schedule of Investments - Avantis U.S. Large Cap Value Fund
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.6%
Aerospace and Defense — 0.6%
ATI, Inc.(1)	24,345	$3,982,599
Air Freight and Logistics — 2.3%
Expeditors International of Washington, Inc.	15,566	2,257,537
FedEx Corp.	23,327	9,027,549
United Parcel Service, Inc., Class B	45,786	5,309,344
		16,594,430
Automobile Components — 0.9%
Aptiv PLC(1)	31,425	2,310,994
Autoliv, Inc.	12,812	1,518,478
BorgWarner, Inc.	40,859	2,352,253
Lear Corp.	2,267	297,544
		6,479,269
Automobiles — 1.0%
General Motors Co.	94,218	7,415,899
Banks — 2.2%
East West Bancorp, Inc.	17,660	1,932,887
First Citizens BancShares, Inc., Class A	462	876,945
JPMorgan Chase & Co.	38,233	11,481,370
Wintrust Financial Corp.	3,876	558,377
Zions Bancorp NA	18,787	1,076,119
		15,925,698
Beverages — 0.7%
Coca-Cola Consolidated, Inc.	10,672	2,160,013
Constellation Brands, Inc., Class A	12,633	1,994,246
Molson Coors Beverage Co., Class B	11,564	566,520
		4,720,779
Biotechnology — 2.4%
Arrowhead Pharmaceuticals, Inc.(1)	22,179	1,403,265
Exelixis, Inc.(1)	35,224	1,551,969
Gilead Sciences, Inc.	84,251	12,549,187
United Therapeutics Corp.(1)	2,655	1,337,855
		16,842,276
Broadline Retail — 2.3%
Amazon.com, Inc.(1)	76,004	15,960,840
Dillard's, Inc., Class A	512	308,628
Macy's, Inc.	18,401	363,972
		16,633,440
Building Products — 0.9%
A.O. Smith Corp.	16,747	1,306,266
Advanced Drainage Systems, Inc.	12,841	2,200,177
Armstrong World Industries, Inc.	7,655	1,328,143
Lennox International, Inc.	2,011	1,146,149
Owens Corning	5,518	673,582
		6,654,317
Capital Markets — 2.2%
Ameriprise Financial, Inc.	5,856	2,753,023
Galaxy Digital, Inc., Class A(1)(2)	42,820	881,664
LPL Financial Holdings, Inc.	8,958	2,690,804
Morgan Stanley	43,367	7,221,039
Northern Trust Corp.	13,838	1,980,079
		15,526,609
35

Schedule of Investments - Avantis U.S. Large Cap Value Fund

	Shares	Value
Chemicals — 0.8%
Cabot Corp.	4,495	$342,249
CF Industries Holdings, Inc.	16,231	1,615,634
LyondellBasell Industries NV, Class A	15,586	896,507
NewMarket Corp.	1,441	902,080
Solstice Advanced Materials, Inc.	22,101	1,735,150
		5,491,620
Construction and Engineering — 1.4%
Dycom Industries, Inc.(1)	5,472	2,298,349
EMCOR Group, Inc.	4,806	3,482,524
IES Holdings, Inc.(1)	1,550	767,793
Primoris Services Corp.	10,720	1,615,718
Valmont Industries, Inc.	3,627	1,668,166
		9,832,550
Construction Materials — 0.1%
Eagle Materials, Inc.	3,125	699,375
Consumer Finance — 2.1%
Ally Financial, Inc.	46,866	1,848,395
American Express Co.	25,706	7,940,583
OneMain Holdings, Inc.	21,853	1,202,352
SLM Corp.	24,588	460,779
Synchrony Financial	54,541	3,769,329
		15,221,438
Consumer Staples Distribution & Retail — 5.7%
BJ's Wholesale Club Holdings, Inc.(1)	13,351	1,318,945
Costco Wholesale Corp.	16,566	16,744,747
Dollar General Corp.	27,486	4,294,413
Dollar Tree, Inc.(1)	29,949	3,787,949
Kroger Co.	61,019	4,163,937
Sprouts Farmers Market, Inc.(1)	9,778	722,301
Target Corp.	50,158	5,707,479
Walmart, Inc.	29,957	3,832,998
		40,572,769
Containers and Packaging — 0.7%
Graphic Packaging Holding Co.	25,765	315,106
Packaging Corp. of America	11,799	2,739,020
Smurfit Westrock PLC	44,987	2,114,839
		5,168,965
Diversified Telecommunication Services — 2.5%
Comcast Corp., Class A	136,333	4,220,869
Globalstar, Inc.(1)	12,240	762,185
Verizon Communications, Inc.	260,443	13,058,612
		18,041,666
Electrical Equipment — 0.4%
Nextpower, Inc., Class A(1)	24,885	2,615,413
Electronic Equipment, Instruments and Components — 0.6%
Flex Ltd.(1)	56,759	3,576,952
Sanmina Corp.(1)	5,210	808,905
		4,385,857
Energy Equipment and Services — 1.4%
Halliburton Co.	112,694	4,056,984
NOV, Inc.	43,364	878,555
TechnipFMC PLC	63,875	4,235,551
36

Schedule of Investments - Avantis U.S. Large Cap Value Fund

	Shares	Value
Weatherford International PLC	5,643	$595,111
		9,766,201
Entertainment — 1.6%
Netflix, Inc.(1)	119,187	11,470,557
Financial Services — 2.0%
Corebridge Financial, Inc.	35,878	927,088
Jackson Financial, Inc., Class A	13,913	1,523,195
MGIC Investment Corp.	18,747	497,358
PayPal Holdings, Inc.	19,131	884,043
Visa, Inc., Class A	33,335	10,671,867
		14,503,551
Food Products — 1.2%
Archer-Daniels-Midland Co.	60,140	4,152,066
Hershey Co.	9,505	2,245,841
Ingredion, Inc.	7,548	886,588
Lamb Weston Holdings, Inc.	27,224	1,311,925
Pilgrim's Pride Corp.	5,214	225,036
		8,821,456
Ground Transportation — 4.5%
CSX Corp.	199,454	8,514,691
JB Hunt Transport Services, Inc.	11,152	2,602,988
Norfolk Southern Corp.	13,496	4,247,731
Old Dominion Freight Line, Inc.	11,471	2,329,187
Ryder System, Inc.	7,640	1,692,718
U-Haul Holding Co.	3,462	163,268
Union Pacific Corp.	46,199	12,241,811
		31,792,394
Health Care Equipment and Supplies — 0.1%
Lantheus Holdings, Inc.(1)	5,759	431,407
Masimo Corp.(1)	3,078	539,727
		971,134
Health Care Providers and Services — 0.5%
Centene Corp.(1)	42,265	1,896,853
Universal Health Services, Inc., Class B	8,423	1,735,980
		3,632,833
Hotels, Restaurants and Leisure — 2.5%
Boyd Gaming Corp.	8,495	707,039
Brinker International, Inc.(1)	3,024	448,157
Carnival Corp.	77,339	2,440,045
Chipotle Mexican Grill, Inc.(1)	57,676	2,146,701
Las Vegas Sands Corp.	39,734	2,253,713
Norwegian Cruise Line Holdings Ltd.(1)	69,841	1,731,358
Royal Caribbean Cruises Ltd.	22,471	6,987,582
Texas Roadhouse, Inc.	6,979	1,276,250
		17,990,845
Household Durables — 1.4%
Installed Building Products, Inc.	1,755	575,219
Lennar Corp., B Shares	1,443	154,011
Lennar Corp., Class A	32,761	3,746,548
NVR, Inc.(1)	345	2,593,638
PulteGroup, Inc.	19,707	2,703,800
		9,773,216
37

Schedule of Investments - Avantis U.S. Large Cap Value Fund

	Shares	Value
Independent Power and Renewable Electricity Producers — 0.4%
Talen Energy Corp.(1)	8,444	$3,132,471
Insurance — 7.5%
Allstate Corp.	30,075	6,451,689
American Financial Group, Inc.	5,125	681,523
American International Group, Inc.	26,548	2,136,849
Arch Capital Group Ltd.(1)	33,341	3,339,101
Assurant, Inc.	9,310	2,137,483
Axis Capital Holdings Ltd.	10,366	1,095,894
Globe Life, Inc.	13,309	1,933,265
Hanover Insurance Group, Inc.	2,750	496,733
Hartford Insurance Group, Inc.	39,750	5,597,992
Lincoln National Corp.	29,841	1,023,546
MetLife, Inc.	45,391	3,271,329
Primerica, Inc.	4,220	1,070,445
Principal Financial Group, Inc.	33,071	3,155,635
Progressive Corp.	31,429	6,715,120
Prudential Financial, Inc.	37,261	3,665,737
RenaissanceRe Holdings Ltd.	8,361	2,528,868
Travelers Cos., Inc.	26,537	8,190,380
		53,491,589
Interactive Media and Services — 2.1%
Meta Platforms, Inc., Class A	22,708	14,718,871
Leisure Products — 0.1%
Mattel, Inc.(1)	32,174	545,349
Machinery — 4.1%
AGCO Corp.	9,955	1,358,857
Caterpillar, Inc.	26,892	19,976,184
Cummins, Inc.	7,794	4,550,683
Mueller Industries, Inc.	14,055	1,657,928
Toro Co.	18,460	1,824,956
		29,368,608
Media — 0.5%
Fox Corp., Class A	24,911	1,403,486
Fox Corp., Class B	18,434	953,591
Paramount Skydance Corp., Class B	110,812	1,497,070
		3,854,147
Metals and Mining — 1.2%
Freeport-McMoRan, Inc.	126,956	8,643,164
Oil, Gas and Consumable Fuels — 12.5%
Antero Midstream Corp.	40,729	915,588
APA Corp.	71,882	2,183,056
Cheniere Energy, Inc.	17,492	4,123,389
Chord Energy Corp.	3,203	347,109
Comstock Resources, Inc.(1)	4,995	97,952
ConocoPhillips	100,589	11,412,828
Coterra Energy, Inc.	121,060	3,703,226
Devon Energy Corp.	87,246	3,797,818
Diamondback Energy, Inc.	17,254	3,003,576
EOG Resources, Inc.	42,478	5,270,670
EQT Corp.	27,593	1,694,762
Expand Energy Corp.	32,815	3,541,395
Exxon Mobil Corp.	133,122	20,301,105
38

Schedule of Investments - Avantis U.S. Large Cap Value Fund

	Shares	Value
Hess Midstream LP, Class A	16,733	$647,233
HF Sinclair Corp.	4,702	235,147
Magnolia Oil & Gas Corp., Class A	11,204	311,695
Matador Resources Co.	12,970	666,658
Murphy Oil Corp.	9,577	317,478
Occidental Petroleum Corp.	77,344	4,105,420
ONEOK, Inc.	41,730	3,453,992
Ovintiv, Inc.	37,378	1,890,953
Permian Resources Corp.	88,607	1,620,622
Range Resources Corp.	31,868	1,315,511
Targa Resources Corp.	27,584	6,504,307
Williams Cos., Inc.	106,168	7,932,873
		89,394,363
Passenger Airlines — 1.4%
Alaska Air Group, Inc.(1)	12,478	643,865
Delta Air Lines, Inc.	75,336	4,949,575
United Airlines Holdings, Inc.(1)	41,513	4,412,832
		10,006,272
Personal Care Products — 0.3%
Estee Lauder Cos., Inc., Class A	21,173	2,317,808
Pharmaceuticals — 3.3%
Jazz Pharmaceuticals PLC(1)	10,100	1,919,202
Merck & Co., Inc.	148,861	18,431,969
Viatris, Inc.	205,600	3,069,608
		23,420,779
Professional Services — 0.0%
Paycom Software, Inc.	188	23,656
Semiconductors and Semiconductor Equipment — 8.4%
Amkor Technology, Inc.	25,684	1,228,209
Applied Materials, Inc.	30,514	11,360,362
KLA Corp.	2,617	3,989,747
Lam Research Corp.	72,848	17,038,419
Micron Technology, Inc.	60,629	25,001,581
ON Semiconductor Corp.(1)	25,954	1,725,422
		60,343,740
Software — 2.2%
InterDigital, Inc.(2)	5,165	1,893,128
Microsoft Corp.	32,685	12,836,707
Pegasystems, Inc.	14,036	613,794
Qualys, Inc.(1)	1,860	171,994
		15,515,623
Specialty Retail — 6.3%
Abercrombie & Fitch Co., Class A(1)	4,263	416,921
AutoNation, Inc.(1)	7,705	1,503,708
Best Buy Co., Inc.	33,711	2,089,071
Burlington Stores, Inc.(1)	10,841	3,326,778
CarMax, Inc.(1)	638	27,542
Five Below, Inc.(1)	8,475	1,894,417
Gap, Inc.	45,013	1,262,164
Lithia Motors, Inc.	2,463	688,605
Murphy USA, Inc.	2,031	793,593
Ross Stores, Inc.	38,235	7,862,645
TJX Cos., Inc.	82,654	13,361,846
39

Schedule of Investments - Avantis U.S. Large Cap Value Fund

	Shares	Value
Tractor Supply Co.	79,981	$4,146,215
Ulta Beauty, Inc.(1)	6,411	4,390,189
Urban Outfitters, Inc.(1)	5,299	350,794
Williams-Sonoma, Inc.	14,578	2,997,966
		45,112,454
Technology Hardware, Storage and Peripherals — 2.3%
Apple, Inc.	61,057	16,130,038
Textiles, Apparel and Luxury Goods — 0.9%
Deckers Outdoor Corp.(1)	10,990	1,288,797
Levi Strauss & Co., Class A(2)	15,936	353,142
Lululemon Athletica, Inc.(1)	8,096	1,499,137
Ralph Lauren Corp.	4,720	1,711,472
VF Corp.	77,984	1,514,449
		6,366,997
Trading Companies and Distributors — 0.7%
WW Grainger, Inc.	4,612	5,279,495
Wireless Telecommunication Services — 0.4%
T-Mobile U.S., Inc.	14,601	3,169,731
TOTAL COMMON STOCKS (Cost $574,612,728)		712,362,311
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,791,821	3,791,821
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,304,931	1,304,931
TOTAL SHORT-TERM INVESTMENTS (Cost $5,096,752)		5,096,752
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $579,709,480)		717,459,063
OTHER ASSETS AND LIABILITIES — (0.3)%		(2,116,885)
TOTAL NET ASSETS — 100.0%		$715,342,178

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	3	March 2026	$1,033,350	$1,443
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,158,411. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,264,153, which includes securities collateral of $959,222.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities and other financial instruments were classified as Level 1.

40

Schedule of Investments - Avantis U.S. Large Cap Value Fund

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Equity
Liability Derivatives:
Payable for variation margin on futures contracts*	$4,684
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended February 28, 2026.

Type of Risk Exposure
Equity
Net realized gain (loss) on:
Futures contract transactions	$185,980

Change in net unrealized appreciation (depreciation) on:
Futures contracts	$(77,751)

See Notes to Financial Statements.
41

Schedule of Investments - Avantis U.S. Small Cap Equity Fund
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.5%
Aerospace and Defense — 1.3%
AAR Corp.(1)	3,605	$422,398
AerSale Corp.(1)	2,509	19,570
Astronics Corp.(1)	2,978	240,086
Cadre Holdings, Inc.	2,456	109,022
Ducommun, Inc.(1)	1,116	137,926
Innovative Solutions & Support, Inc.(1)	1,295	33,592
National Presto Industries, Inc.	705	93,018
Park Aerospace Corp.	2,220	58,652
V2X, Inc.(1)	2,074	144,662
Virgin Galactic Holdings, Inc.(1)(2)	2,627	6,699
VSE Corp.	1,553	352,640
		1,618,265
Air Freight and Logistics — 0.3%
Forward Air Corp.(1)	2,624	66,361
Hub Group, Inc., Class A	5,411	233,052
Radiant Logistics, Inc.(1)	4,471	33,175
		332,588
Automobile Components — 1.9%
Adient PLC(1)	7,209	175,323
Dana, Inc.	12,495	427,829
Fox Factory Holding Corp.(1)	1,916	32,265
Gentherm, Inc.(1)	2,821	92,444
Goodyear Tire & Rubber Co.(1)	22,008	181,566
Holley, Inc.(1)	5,181	21,138
LCI Industries	2,250	299,700
Motorcar Parts of America, Inc.(1)	2,547	26,336
Patrick Industries, Inc.	2,881	356,639
Phinia, Inc.	3,076	223,410
Solid Power, Inc.(1)	17,549	62,123
Standard Motor Products, Inc.	1,995	79,162
Stoneridge, Inc.(1)	554	4,371
Strattec Security Corp.(1)	418	36,784
Visteon Corp.	3,101	296,673
XPEL, Inc.(1)	2,258	96,236
		2,411,999
Automobiles — 0.2%
Harley-Davidson, Inc.(2)	8,989	161,802
Winnebago Industries, Inc.	1,711	68,252
		230,054
Banks — 15.1%
1st Source Corp.	1,286	86,175
ACNB Corp.	1,021	51,458
Amalgamated Financial Corp.	1,306	50,268
Amerant Bancorp, Inc.	3,125	66,719
Arrow Financial Corp.	1,515	50,465
Associated Banc-Corp.	7,877	208,032
Banc of California, Inc.	14,813	273,596
BancFirst Corp.	1,678	184,580
Bancorp, Inc.(1)	4,673	245,286
Bank First Corp.	737	99,252
42

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Bank of Hawaii Corp.	4,322	$327,478
Bank of Marin Bancorp	1,815	45,175
Bank of NT Butterfield & Son Ltd.	3,769	191,277
Bank7 Corp.	538	21,886
BankUnited, Inc.	8,055	376,168
Bankwell Financial Group, Inc.	584	27,273
Banner Corp.	2,798	164,662
Bar Harbor Bankshares	1,832	59,100
BayCom Corp.	118	3,469
Beacon Financial Corp.	6,370	189,444
Blue Ridge Bankshares, Inc.	8,878	36,045
Bridgewater Bancshares, Inc.(1)	2,209	40,381
Burke & Herbert Financial Services Corp.	937	60,380
Business First Bancshares, Inc.(2)	3,092	84,412
Byline Bancorp, Inc.	2,073	64,678
C&F Financial Corp.	459	33,424
California BanCorp	2,955	54,106
Camden National Corp.	1,250	57,700
Capital Bancorp, Inc.	765	22,499
Capital City Bank Group, Inc.	1,005	43,059
Capitol Federal Financial, Inc.	12,213	87,689
Carter Bankshares, Inc.(1)	2,227	46,411
Cathay General Bancorp	5,935	295,029
Central Pacific Financial Corp.	2,036	64,847
Chemung Financial Corp.	547	30,369
ChoiceOne Financial Services, Inc.	1,741	49,827
Citizens & Northern Corp.	1,456	32,702
Citizens Financial Services, Inc.	426	25,586
City Holding Co.	1,069	128,248
Civista Bancshares, Inc.	1,592	37,906
CNB Financial Corp.	2,671	74,815
Coastal Financial Corp.(1)	957	71,000
Colony Bankcorp, Inc.	2,128	42,198
Columbia Financial, Inc.(1)	3,074	55,025
Community Financial System, Inc.	4,711	285,251
Community Trust Bancorp, Inc.	1,072	64,363
Community West Bancshares	2,074	48,179
ConnectOne Bancorp, Inc.	4,495	119,252
Customers Bancorp, Inc.(1)	2,566	173,051
CVB Financial Corp.	14,375	276,431
Dime Community Bancshares, Inc.	3,841	124,256
Eagle Bancorp, Inc.	2,134	54,310
Eastern Bankshares, Inc.	13,884	271,571
Enterprise Financial Services Corp.	3,032	173,127
Equity Bancshares, Inc., Class A	1,250	56,100
Esquire Financial Holdings, Inc.	492	49,682
Farmers National Banc Corp.(2)	2,721	35,183
FB Bancorp, Inc.(1)	2,178	28,684
FB Financial Corp.	4,321	236,315
Financial Institutions, Inc.	1,502	47,133
First BanCorp	14,323	302,645
First Bancorp, Inc.	690	19,079
First Bancorp/Southern Pines NC	3,458	196,380
43

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
First Bank	2,735	$43,541
First Busey Corp.	7,219	183,074
First Business Financial Services, Inc.	581	31,752
First Commonwealth Financial Corp.	7,726	135,437
First Community Bankshares, Inc.	1,374	53,765
First Community Corp.	732	21,096
First Financial Bancorp	10,264	288,110
First Financial Bankshares, Inc.	455	14,073
First Financial Corp.	735	46,570
First Foundation, Inc.(1)	8,322	48,850
First Hawaiian, Inc.	11,509	284,963
First Internet Bancorp	809	16,407
First Interstate BancSystem, Inc., Class A	7,718	267,120
First Merchants Corp.	4,730	184,848
First Mid Bancshares, Inc.	1,581	64,837
First United Corp.	670	23,765
Firstsun Capital Bancorp(1)(2)	1,406	51,277
Five Star Bancorp	1,097	42,706
Flushing Financial Corp.	3,248	50,117
Franklin Financial Services Corp.	383	19,717
FS Bancorp, Inc.	102	4,030
Fulton Financial Corp.	14,372	293,907
GBank Financial Holdings, Inc.(1)(2)	841	25,407
German American Bancorp, Inc.	3,219	133,073
Great Southern Bancorp, Inc.	621	38,210
Greene County Bancorp, Inc.	22	486
Hanmi Financial Corp.	2,304	60,157
HBT Financial, Inc.	949	25,585
Heritage Commerce Corp.	4,528	56,283
Heritage Financial Corp.	3,465	91,511
Hilltop Holdings, Inc.	3,079	115,247
Hingham Institution For Savings(2)	165	46,055
Home Bancorp, Inc.	460	27,186
HomeTrust Bancshares, Inc.	1,132	47,702
Hope Bancorp, Inc.	9,495	106,914
Horizon Bancorp, Inc.	3,804	64,059
Independent Bank Corp.	3,841	299,867
Independent Bank Corp. (Michigan)	1,577	54,801
International Bancshares Corp.	4,447	298,438
Investar Holding Corp.	500	14,115
Kearny Financial Corp.	5,689	43,521
Lakeland Financial Corp.	2,269	131,806
Live Oak Bancshares, Inc.	3,172	115,048
Mercantile Bank Corp.	1,667	86,117
Meridian Corp.	1,436	27,916
Metrocity Bankshares, Inc.	1,425	40,042
Metropolitan Bank Holding Corp.	680	57,222
Mid Penn Bancorp, Inc.	2,262	72,769
Midland States Bancorp, Inc.	1,411	31,225
MVB Financial Corp.	898	24,246
National Bank Holdings Corp., Class A	3,395	135,766
NB Bancorp, Inc.	2,606	55,612
NBT Bancorp, Inc.	4,258	181,902
44

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Nicolet Bankshares, Inc.	1,363	$208,212
Northeast Bank	456	50,561
Northfield Bancorp, Inc.	3,767	50,252
Northpointe Bancshares, Inc.	2,205	39,822
Northrim BanCorp, Inc.	2,484	58,349
Northwest Bancshares, Inc.	12,129	151,006
OceanFirst Financial Corp.	5,250	94,815
OFG Bancorp	3,811	152,745
Old Second Bancorp, Inc.	3,884	76,243
Orange County Bancorp, Inc.	200	6,642
Origin Bancorp, Inc.	2,738	113,901
Orrstown Financial Services, Inc.	1,421	51,071
Park National Corp.	1,645	270,652
Pathward Financial, Inc.	1,508	136,911
Peapack-Gladstone Financial Corp.	1,223	40,958
Peoples Bancorp, Inc.	3,270	105,523
Peoples Financial Services Corp.(2)	1,124	60,246
Ponce Financial Group, Inc.(1)	1,854	30,127
Preferred Bank	979	85,878
Primis Financial Corp.	2,396	31,651
Provident Financial Services, Inc.	14,221	299,210
QCR Holdings, Inc.	1,244	107,606
RBB Bancorp	1,432	30,788
Red River Bancshares, Inc.	442	39,205
Renasant Corp.	7,281	274,130
Republic Bancorp, Inc., Class A	726	50,094
S&T Bancorp, Inc.	3,251	135,924
Seacoast Banking Corp. of Florida	10,028	312,071
ServisFirst Bancshares, Inc.	4,654	377,021
Shore Bancshares, Inc.	2,390	44,406
Sierra Bancorp	839	30,187
Simmons First National Corp., Class A	15,259	303,807
SmartFinancial, Inc.	1,646	64,540
South Plains Financial, Inc.	1,498	61,358
Southern First Bancshares, Inc.(1)	487	27,194
Southern Missouri Bancorp, Inc.	1,198	74,168
Southside Bancshares, Inc.	2,191	68,622
Stellar Bancorp, Inc.	3,435	129,362
Stock Yards Bancorp, Inc.	2,084	133,668
Texas Capital Bancshares, Inc.(1)	4,272	407,122
TFS Financial Corp.	4,110	57,622
Third Coast Bancshares, Inc.(1)	871	34,500
Tompkins Financial Corp.	876	67,198
Towne Bank	8,277	283,570
TriCo Bancshares	2,522	120,501
Triumph Financial, Inc.(1)	777	43,403
TrustCo Bank Corp.	1,456	63,147
Trustmark Corp.	5,346	227,686
United Community Banks, Inc.	11,007	354,095
Unity Bancorp, Inc.	551	29,308
Univest Financial Corp.	2,148	72,065
WaFd, Inc.	8,130	253,331
Washington Trust Bancorp, Inc.	1,263	42,550
45

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
WesBanco, Inc.	9,767	$340,575
West BanCorp, Inc.	800	19,480
Westamerica Bancorporation	1,896	96,032
WSFS Financial Corp.	5,037	319,900
		18,710,352
Beverages — 0.4%
Boston Beer Co., Inc., Class A(1)	764	173,260
MGP Ingredients, Inc.	566	10,754
Vita Coco Co., Inc.(1)	4,427	257,032
Zevia PBC, Class A(1)	4,368	5,853
		446,899
Biotechnology — 4.5%
4D Molecular Therapeutics, Inc.(1)(2)	6,116	59,081
Absci Corp.(1)(2)	6,018	16,489
ACADIA Pharmaceuticals, Inc.(1)	10,884	267,311
ADMA Biologics, Inc.(1)	17,190	267,648
Agios Pharmaceuticals, Inc.(1)	5,379	162,607
Akebia Therapeutics, Inc.(1)	22,202	29,085
Aligos Therapeutics, Inc.(1)(2)	332	2,334
Anika Therapeutics, Inc.(1)	845	12,134
Arcturus Therapeutics Holdings, Inc.(1)(2)	2,285	18,806
ArriVent Biopharma, Inc.(1)	3,206	73,642
Assembly Biosciences, Inc.(1)	1,166	34,793
Aurinia Pharmaceuticals, Inc.(1)	10,567	149,734
Beam Therapeutics, Inc.(1)	8,821	251,046
Bicara Therapeutics, Inc.(1)(2)	3,817	64,049
Black Diamond Therapeutics, Inc.(1)	4,591	11,340
C4 Therapeutics, Inc.(1)	9,345	25,232
Cabaletta Bio, Inc.(1)(2)	9,741	32,340
CareDx, Inc.(1)	2,981	55,924
Catalyst Pharmaceuticals, Inc.(1)	12,998	299,994
Celldex Therapeutics, Inc.(1)	6,190	186,257
Compass Therapeutics, Inc.(1)	13,584	76,750
CRISPR Therapeutics AG(1)(2)	4,345	261,308
Cullinan Therapeutics, Inc.(1)	4,935	76,492
Day One Biopharmaceuticals, Inc.(1)	7,689	81,503
Denali Therapeutics, Inc.(1)	11,253	238,339
Design Therapeutics, Inc.(1)	2,109	22,018
Dianthus Therapeutics, Inc.(1)	4,001	220,815
Emergent BioSolutions, Inc.(1)	3,910	31,866
Engene Holdings, Inc.(1)	5,902	59,669
Entrada Therapeutics, Inc.(1)	3,003	35,826
Erasca, Inc.(1)	24,381	333,044
GRAIL, Inc.(1)	2,575	137,067
Ideaya Biosciences, Inc.(1)	8,811	283,714
Instil Bio, Inc.(1)(2)	404	3,596
Intellia Therapeutics, Inc.(1)(2)	12,275	169,149
Iovance Biotherapeutics, Inc.(1)	32,662	126,075
Janux Therapeutics, Inc.(1)	3,642	49,568
Keros Therapeutics, Inc.(1)	970	13,764
Kura Oncology, Inc.(1)	371	3,239
Kyverna Therapeutics, Inc.(1)(2)	3,361	27,594
Larimar Therapeutics, Inc.(1)	1,554	8,252
46

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
MiMedx Group, Inc.(1)	8,617	$42,137
Monte Rosa Therapeutics, Inc.(1)(2)	7,037	124,907
Myriad Genetics, Inc.(1)	9,331	43,016
Neurogene, Inc.(1)	1,009	23,701
Nkarta, Inc.(1)	404	1,091
Organogenesis Holdings, Inc.(1)	8,063	25,882
ORIC Pharmaceuticals, Inc.(1)	7,991	107,479
Oruka Therapeutics, Inc.(1)	4,675	160,867
Protara Therapeutics, Inc.(1)	3,240	20,606
Prothena Corp. PLC(1)	5,452	47,269
Puma Biotechnology, Inc.(1)(2)	6,469	36,873
Relay Therapeutics, Inc.(1)	18,208	186,814
Rigel Pharmaceuticals, Inc.(1)	1,854	64,408
Sagimet Biosciences, Inc., Class A(1)	3,012	17,199
Solid Biosciences, Inc.(1)	6,211	38,570
Tyra Biosciences, Inc.(1)(2)	2,647	88,172
Upstream Bio, Inc.(1)	5,295	40,666
Vanda Pharmaceuticals, Inc.(1)	7,009	62,450
Vir Biotechnology, Inc.(1)	12,219	111,071
Voyager Therapeutics, Inc.(1)	2,141	8,778
Xencor, Inc.(1)	7,453	95,175
Zura Bio Ltd.(1)	2,102	13,915
		5,640,540
Broadline Retail — 0.2%
1stdibs.com, Inc.(1)	113	544
Contextlogic Holdings, Inc.(1)(2)	2,618	21,180
Kohl's Corp.	12,325	201,760
Savers Value Village, Inc.(1)	2,745	25,885
		249,369
Building Products — 1.4%
American Woodmark Corp.(1)	1,509	75,601
Apogee Enterprises, Inc.	1,994	79,401
AZZ, Inc.	2,149	292,221
Gibraltar Industries, Inc.(1)	2,248	102,239
Griffon Corp.	3,909	333,203
Hayward Holdings, Inc.(1)	18,362	293,792
Insteel Industries, Inc.	1,531	57,076
Janus International Group, Inc.(1)	9,404	65,452
JELD-WEN Holding, Inc.(1)	1,023	2,005
Masterbrand, Inc.(1)	9,299	94,106
Quanex Building Products Corp.	2,881	59,147
Tecnoglass, Inc.	510	23,235
Trex Co., Inc.(1)	5,972	247,360
		1,724,838
Capital Markets — 1.1%
Acadian Asset Management, Inc.	2,890	155,655
Artisan Partners Asset Management, Inc., Class A	6,246	251,589
Bullish(1)(2)	1,994	62,592
Diamond Hill Investment Group, Inc.	170	29,218
DigitalBridge Group, Inc.	14,617	225,832
Federated Hermes, Inc.	6,886	385,685
Oppenheimer Holdings, Inc., Class A	672	57,987
Virtus Investment Partners, Inc.	489	67,658
47

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
WisdomTree, Inc.(2)	9,774	$167,233
		1,403,449
Chemicals — 2.9%
AdvanSix, Inc.	2,607	46,483
American Vanguard Corp.(1)	2,260	10,419
Arq, Inc.(1)	3,610	12,671
Ashland, Inc.	3,421	213,334
Aspen Aerogels, Inc.(1)	1,026	3,201
Avient Corp.	3,205	131,629
Cabot Corp.	4,119	313,621
Chemours Co.	10,341	188,620
Core Molding Technologies, Inc.(1)	751	13,706
Ecovyst, Inc.(1)	8,671	97,722
Flotek Industries, Inc.(1)(2)	2,242	34,415
FMC Corp.	4,808	70,870
Hawkins, Inc.	2,018	300,884
HB Fuller Co.	4,516	296,792
Huntsman Corp.	8,544	108,082
Ingevity Corp.(1)	3,328	239,716
Innospec, Inc.	1,939	148,489
Intrepid Potash, Inc.(1)	1,306	48,283
Koppers Holdings, Inc.(2)	1,426	53,903
Kronos Worldwide, Inc.	1,629	9,464
LSB Industries, Inc.(1)	5,241	60,900
Mativ Holdings, Inc.	5,945	64,444
Minerals Technologies, Inc.	2,358	166,522
Northern Technologies International Corp.	28	249
Olin Corp.(2)	10,312	261,615
Orion SA	4,868	27,699
Perimeter Solutions, Inc.(1)	10,123	237,688
Quaker Chemical Corp.	1,217	178,935
Rayonier Advanced Materials, Inc.(1)	6,698	63,430
Stepan Co.	1,515	77,098
Tronox Holdings PLC, Class A	8,357	62,510
Valhi, Inc.	85	1,187
		3,544,581
Commercial Services and Supplies — 1.7%
ACCO Brands Corp.	9,125	37,139
Brady Corp., Class A	3,771	348,214
BrightView Holdings, Inc.(1)	7,176	98,957
Civeo Corp.(1)(2)	1,156	32,010
Deluxe Corp.	5,374	149,129
Ennis, Inc.	3,189	67,320
Enviri Corp.(1)	7,619	144,228
Healthcare Services Group, Inc.(1)	6,311	137,390
HNI Corp.	5,219	234,646
Interface, Inc.	4,516	142,209
Liquidity Services, Inc.(1)	2,410	76,180
MillerKnoll, Inc.	5,158	103,882
OPENLANE, Inc.(1)	11,591	330,459
Quad/Graphics, Inc.	4,346	30,031
UniFirst Corp.	794	186,447
Virco Mfg. Corp.(2)	583	3,702
		2,121,943
48

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Communications Equipment — 1.7%
ADTRAN Holdings, Inc.(1)	5,312	$54,183
Applied Optoelectronics, Inc.(1)	6,477	545,558
Aviat Networks, Inc.(1)	1,479	37,034
BK Technologies Corp.(1)	411	35,794
Clearfield, Inc.(1)	1,221	38,388
Digi International, Inc.(1)	2,721	132,839
Extreme Networks, Inc.(1)	12,007	167,858
Harmonic, Inc.(1)	10,016	106,470
Lantronix, Inc.(1)	3,140	18,777
NETGEAR, Inc.(1)	2,034	41,941
NetScout Systems, Inc.(1)	5,222	152,535
Ribbon Communications, Inc.(1)	8,714	19,432
Viasat, Inc.(1)	8,514	389,771
Viavi Solutions, Inc.(1)	14,365	426,784
		2,167,364
Construction and Engineering — 1.5%
Ameresco, Inc., Class A(1)	3,185	97,015
Argan, Inc.	729	328,961
Centuri Holdings, Inc.(1)	8,211	254,541
Concrete Pumping Holdings, Inc.(1)	2,795	18,838
Great Lakes Dredge & Dock Corp.(1)	6,593	111,751
Limbach Holdings, Inc.(1)(2)	695	63,537
Matrix Service Co.(1)	3,052	33,542
MYR Group, Inc.(1)	1,431	386,313
NWPX Infrastructure, Inc.(1)	1,021	79,230
Orion Group Holdings, Inc.(1)	3,733	51,254
Tutor Perini Corp.	5,212	392,828
WillScot Holdings Corp.(2)	4,005	86,548
		1,904,358
Construction Materials — 0.1%
Smith-Midland Corp.(1)(2)	8	307
U.S. Lime & Minerals, Inc.	985	112,448
		112,755
Consumer Finance — 1.3%
Atlanticus Holdings Corp.(1)	376	19,669
Bread Financial Holdings, Inc.	4,883	346,009
Dave, Inc.(1)	1,051	203,127
Encore Capital Group, Inc.(1)	1,447	98,816
Enova International, Inc.(1)	2,037	283,245
EZCORP, Inc., Class A(1)	4,891	129,758
Green Dot Corp., Class A(1)	5,053	58,413
LendingClub Corp.(1)	10,388	154,885
LendingTree, Inc.(1)	1,011	37,781
Navient Corp.	5,218	45,866
NerdWallet, Inc., Class A(1)	3,748	40,666
Oportun Financial Corp.(1)	4,402	22,802
OppFi, Inc.	3,015	27,678
PRA Group, Inc.(1)	2,859	45,029
PROG Holdings, Inc.	2,935	103,341
Regional Management Corp.	559	17,787
World Acceptance Corp.(1)	178	24,009
		1,658,881
49

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Consumer Staples Distribution & Retail — 1.1%
Andersons, Inc.	3,063	$199,983
Chefs' Warehouse, Inc.(1)	2,763	197,251
Grocery Outlet Holding Corp.(1)	7,640	75,483
Ingles Markets, Inc., Class A	1,121	95,397
Natural Grocers by Vitamin Cottage, Inc.	949	25,651
PriceSmart, Inc.	2,609	403,404
United Natural Foods, Inc.(1)	5,746	219,555
Village Super Market, Inc., Class A	1,208	47,293
Weis Markets, Inc.	1,056	71,555
		1,335,572
Containers and Packaging — 0.6%
Greif, Inc., Class A	2,520	183,128
Greif, Inc., Class B	266	23,243
Myers Industries, Inc.	4,032	90,196
O-I Glass, Inc.(1)	11,404	152,814
Sonoco Products Co.	3,329	187,989
TriMas Corp.	3,303	129,081
		766,451
Distributors — 0.1%
Gold.com, Inc.	1,031	59,252
Diversified Consumer Services — 2.0%
American Public Education, Inc.(1)	1,135	52,006
Carriage Services, Inc.	1,449	66,755
Coursera, Inc.(1)	13,645	87,464
Covista, Inc.(1)	3,163	309,974
Driven Brands Holdings, Inc.(1)	7,104	78,144
European Wax Center, Inc., Class A(1)	3,069	17,555
Frontdoor, Inc.(1)	6,461	443,031
Graham Holdings Co., Class B	82	86,363
Grand Canyon Education, Inc.(1)	1,050	167,023
Laureate Education, Inc., Class A(1)	7,268	235,047
Lincoln Educational Services Corp.(1)	2,080	75,379
Matthews International Corp., Class A	2,984	78,867
McGraw Hill, Inc.(1)	1,233	17,262
Mister Car Wash, Inc.(1)	13,797	98,235
OneSpaWorld Holdings Ltd.	8,654	186,321
Perdoceo Education Corp.	5,419	180,724
Strategic Education, Inc.	1,879	154,604
Universal Technical Institute, Inc.(1)	3,838	138,936
		2,473,690
Diversified Telecommunication Services — 0.6%
ATN International, Inc.	219	6,312
GCI Liberty, Inc., Class A(1)	152	6,040
GCI Liberty, Inc., Class C(1)	1,533	60,323
IDT Corp., Class B	1,553	79,125
Iridium Communications, Inc.	7,084	169,662
Liberty Global Ltd., Class A(1)	15,415	196,387
Liberty Global Ltd., Class C(1)	13,851	170,367
Liberty Latin America Ltd., Class A(1)	1,271	9,965
Liberty Latin America Ltd., Class C(1)	5,257	41,741
Shenandoah Telecommunications Co.	4,681	63,802
		803,724
50

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Electric Utilities — 0.6%
Hawaiian Electric Industries, Inc.(1)	15,820	$245,052
MGE Energy, Inc.	2,334	191,435
Otter Tail Corp.	3,795	322,954
		759,441
Electrical Equipment — 1.4%
Allient, Inc.	1,635	107,648
Atkore, Inc.	2,994	193,742
FuelCell Energy, Inc.(1)	5,190	42,247
LSI Industries, Inc.	3,830	82,804
Plug Power, Inc.(1)(2)	152,752	273,426
Powell Industries, Inc.	498	260,753
Power Solutions International, Inc.(1)(2)	529	44,171
Preformed Line Products Co.	174	44,135
Shoals Technologies Group, Inc., Class A(1)	17,532	103,965
Sunrun, Inc.(1)	8,641	114,493
Thermon Group Holdings, Inc.(1)	2,133	108,314
Ultralife Corp.(1)	37	210
Vicor Corp.(1)	1,780	358,492
		1,734,400
Electronic Equipment, Instruments and Components — 3.2%
908 Devices, Inc.(1)(2)	623	4,299
Avnet, Inc.	7,453	490,705
Badger Meter, Inc.	1,554	236,876
Belden, Inc.	2,950	422,735
Benchmark Electronics, Inc.	2,751	159,035
Climb Global Solutions, Inc.	441	41,754
Crane NXT Co.(2)	4,442	214,504
CTS Corp.	2,204	116,063
Daktronics, Inc.(1)	3,179	81,955
ePlus, Inc.	2,392	192,939
Insight Enterprises, Inc.(1)	1,082	90,412
IPG Photonics Corp.(1)	2,345	308,532
Kimball Electronics, Inc.(1)	2,611	65,249
Knowles Corp.(1)	7,026	190,896
Methode Electronics, Inc.	4,197	35,507
M-Tron Industries, Inc.(1)	298	18,860
Napco Security Technologies, Inc.	3,201	149,199
Novanta, Inc.(1)	984	132,279
PC Connection, Inc.	1,252	76,309
Plexus Corp.(1)	2,468	479,113
Richardson Electronics Ltd.	1,498	18,395
Rogers Corp.(1)	1,452	156,569
ScanSource, Inc.(1)	1,634	60,098
Vishay Intertechnology, Inc.	10,261	192,086
Vishay Precision Group, Inc.(1)	1,425	65,650
		4,000,019
Energy Equipment and Services — 3.4%
Atlas Energy Solutions, Inc.(2)	5,672	54,621
Bristow Group, Inc.(1)	1,969	93,921
Cactus, Inc., Class A	2,044	110,376
Core Laboratories, Inc.	2,602	45,769
DMC Global, Inc.(1)	266	1,567
51

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Energy Services of America Corp.	1,327	$20,728
Expro Group Holdings NV(1)	10,264	183,315
Forum Energy Technologies, Inc.(1)	1,135	65,864
Geospace Technologies Corp.(1)(2)	1,287	11,802
Helix Energy Solutions Group, Inc.(1)	13,846	127,245
Helmerich & Payne, Inc.	9,704	341,775
Innovex International, Inc.(1)	3,438	90,591
Kodiak Gas Services, Inc.	6,968	380,244
Liberty Energy, Inc., Class A	15,291	429,524
Nabors Industries Ltd.(1)	1,449	113,196
National Energy Services Reunited Corp.(1)	5,848	146,492
Natural Gas Services Group, Inc.	1,632	62,440
Oceaneering International, Inc.(1)	11,169	396,500
Oil States International, Inc.(1)	6,004	78,592
Patterson-UTI Energy, Inc.	29,659	252,398
ProFrac Holding Corp., Class A(1)	1,579	7,816
ProPetro Holding Corp.(1)	10,221	123,981
Ranger Energy Services, Inc.	1,811	31,548
RPC, Inc.	12,430	72,218
SEACOR Marine Holdings, Inc.(1)	810	6,205
Seadrill Ltd.(1)	5,204	228,352
Select Water Solutions, Inc., Class A	7,744	105,860
Solaris Energy Infrastructure, Inc., Class A	2,875	142,686
TETRA Technologies, Inc.(1)	13,228	114,554
Tidewater, Inc.(1)	3,966	314,980
		4,155,160
Entertainment — 0.6%
Cinemark Holdings, Inc.	5,438	153,569
IMAX Corp.(1)	3,922	167,979
Marcus Corp.	2,413	40,611
Skillz, Inc.(1)(2)	213	716
Sphere Entertainment Co.(1)	3,289	391,424
		754,299
Financial Services — 2.1%
Acacia Research Corp.(1)	1,380	5,782
Alerus Financial Corp.	1,770	42,197
Cannae Holdings, Inc.	3,764	45,921
Cass Information Systems, Inc.	1,371	60,845
Euronet Worldwide, Inc.(1)	1,233	85,755
EVERTEC, Inc.	5,904	167,142
Federal Agricultural Mortgage Corp., Class C	710	111,938
Finance of America Cos., Inc., Class A(1)(2)	871	16,854
Flywire Corp.(1)	10,486	129,083
HA Sustainable Infrastructure Capital, Inc.	9,808	358,188
International Money Express, Inc.(1)	2,887	45,557
Marqeta, Inc., Class A(1)	36,242	139,169
Merchants Bancorp	1,635	69,128
NCR Atleos Corp.(1)	7,985	353,576
NewtekOne, Inc.	3,016	37,036
NMI Holdings, Inc., Class A(1)	8,061	316,878
Onity Group, Inc.(1)	789	33,067
Paymentus Holdings, Inc., Class A(1)	2,049	50,139
Payoneer Global, Inc.(1)	22,951	99,148
52

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Radian Group, Inc.	1,098	$37,903
Remitly Global, Inc.(1)	4,268	71,276
Repay Holdings Corp.(1)	9,129	25,379
Velocity Financial, Inc.(1)	1,080	20,077
Walker & Dunlop, Inc.	2,870	132,049
Waterstone Financial, Inc.	1,419	25,272
Western Union Co.	16,000	154,080
		2,633,439
Food Products — 1.0%
Alico, Inc.	694	28,648
B&G Foods, Inc.	6,070	32,232
Calavo Growers, Inc.	1,709	45,869
Flowers Foods, Inc.	4,745	46,881
Fresh Del Monte Produce, Inc.	3,070	131,795
Freshpet, Inc.(1)	2,882	243,385
J&J Snack Foods Corp.	1,067	92,893
John B Sanfilippo & Son, Inc.	947	78,232
Lifeway Foods, Inc.(1)	604	13,385
Limoneira Co.	1,908	26,884
Marzetti Co.	366	60,148
Mission Produce, Inc.(1)	2,803	39,774
Seaboard Corp.	19	97,521
Seneca Foods Corp., Class A(1)	339	47,114
Tootsie Roll Industries, Inc.(2)	1,964	82,940
Utz Brands, Inc.	6,223	57,812
Vital Farms, Inc.(1)	3,486	73,520
		1,199,033
Gas Utilities — 0.7%
MDU Resources Group, Inc.	10,474	216,603
New Jersey Resources Corp.	6,751	366,174
Northwest Natural Holding Co.	3,470	184,049
ONE Gas, Inc.	1,300	113,672
Star Group LP	45	578
		881,076
Ground Transportation — 0.6%
ArcBest Corp.	2,046	210,043
Covenant Logistics Group, Inc.	1,609	47,369
Heartland Express, Inc.	4,804	52,988
Marten Transport Ltd.	5,390	73,250
RXO, Inc.(1)	8,823	140,815
Schneider National, Inc., Class B	3,135	88,971
Universal Logistics Holdings, Inc.(2)	646	10,743
Werner Enterprises, Inc.	4,819	169,099
		793,278
Health Care Equipment and Supplies — 3.7%
Acme United Corp.	9	405
AngioDynamics, Inc.(1)	4,841	55,381
Avanos Medical, Inc.(1)	1,865	26,296
Beta Bionics, Inc.(1)(2)	3,919	49,497
Bioventus, Inc., Class A(1)	4,466	39,211
Butterfly Network, Inc.(1)(2)	5,500	20,845
CONMED Corp.	3,018	138,828
Dentsply Sirona, Inc.	17,765	260,790
53

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Electromed, Inc.(1)	681	$16,140
Enovis Corp.(1)	4,208	107,178
Envista Holdings Corp.(1)	14,456	422,260
Haemonetics Corp.(1)	5,000	316,600
ICU Medical, Inc.(1)	1,321	198,916
Inogen, Inc.(1)	2,116	12,908
Integra LifeSciences Holdings Corp.(1)	6,531	74,323
iRadimed Corp.	921	95,351
Kewaunee Scientific Corp.(1)	340	14,107
Lantheus Holdings, Inc.(1)	5,092	381,442
LeMaitre Vascular, Inc.	2,091	226,204
LivaNova PLC(1)	6,049	427,059
Merit Medical Systems, Inc.(1)	3,491	269,435
Neogen Corp.(1)	17,813	200,040
Omnicell, Inc.(1)	3,360	138,096
OraSure Technologies, Inc.(1)	8,199	25,827
Orthofix Medical, Inc.(1)	2,554	34,556
OrthoPediatrics Corp.(1)	1,466	28,103
Pulmonx Corp.(1)	35	55
QuidelOrtho Corp.(1)	5,335	121,318
Sensus Healthcare, Inc.(1)(2)	1,242	5,105
SI-BONE, Inc.(1)	3,970	61,614
STAAR Surgical Co.(1)	503	10,010
Tactile Systems Technology, Inc.(1)	2,597	76,066
Teleflex, Inc.	1,599	195,174
TransMedics Group, Inc.(1)(2)	2,350	341,361
UFP Technologies, Inc.(1)	485	102,131
Utah Medical Products, Inc.	395	26,311
Varex Imaging Corp.(1)	5,274	69,459
		4,588,402
Health Care Providers and Services — 1.3%
Acadia Healthcare Co., Inc.(1)(2)	8,046	188,598
AdaptHealth Corp.(1)	10,854	99,314
Alignment Healthcare, Inc.(1)	11,108	213,496
AMN Healthcare Services, Inc.(1)	994	19,363
Ardent Health, Inc.(1)	2,330	21,879
Astrana Health, Inc.(1)	3,416	69,447
Castle Biosciences, Inc.(1)	2,626	77,651
Concentra Group Holdings Parent, Inc.	9,992	239,408
Cross Country Healthcare, Inc.(1)	765	6,655
Fulgent Genetics, Inc.(1)	1,243	19,055
InfuSystem Holdings, Inc.(1)	2,562	22,469
Joint Corp.(1)(2)	41	361
National HealthCare Corp.	988	161,538
National Research Corp.(2)	883	11,841
NeoGenomics, Inc.(1)	11,308	111,158
Nutex Health, Inc.(1)(2)	231	25,516
Pediatrix Medical Group, Inc.(1)	7,040	139,744
Pennant Group, Inc.(1)	1,270	42,812
Progyny, Inc.(1)	5,998	106,105
Strata Critical Medical, Inc.(1)	6,337	27,122
Talkspace, Inc.(1)	4,173	20,114
		1,623,646
54

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Health Care Technology — 0.1%
American Well Corp., Class A(1)	1,413	$8,054
GoodRx Holdings, Inc., Class A(1)(2)	937	1,752
Health Catalyst, Inc.(1)(2)	5,627	9,116
HealthStream, Inc.	1,544	32,779
Teladoc Health, Inc.(1)	13,490	70,957
TruBridge, Inc.(1)	2,185	42,149
		164,807
Hotels, Restaurants and Leisure — 2.1%
Accel Entertainment, Inc.(1)	4,450	50,552
Biglari Holdings, Inc., Class A(1)	6	11,935
Biglari Holdings, Inc., Class B(1)	75	29,084
BJ's Restaurants, Inc.(1)	1,667	63,329
Bloomin' Brands, Inc.	5,431	33,238
Caesars Entertainment, Inc.(1)	8,481	212,449
Cheesecake Factory, Inc.	4,301	278,619
Cracker Barrel Old Country Store, Inc.(2)	1,790	58,569
Dave & Buster's Entertainment, Inc.(1)	2,523	37,139
El Pollo Loco Holdings, Inc.(1)	2,325	25,715
First Watch Restaurant Group, Inc.(1)	5,521	68,792
Full House Resorts, Inc.(1)(2)	3,479	7,810
Global Business Travel Group I(1)(2)	14,995	82,023
Golden Entertainment, Inc.	2,067	59,736
Hilton Grand Vacations, Inc.(1)	5,820	261,667
Marriott Vacations Worldwide Corp.	3,006	195,420
Monarch Casino & Resort, Inc.	1,184	113,782
Penn Entertainment, Inc.(1)	11,537	180,439
Portillo's, Inc., Class A(1)(2)	7,395	39,489
Pursuit Attractions & Hospitality, Inc.(1)	2,351	81,721
RCI Hospitality Holdings, Inc.(2)	1,019	22,550
Rush Street Interactive, Inc.(1)	8,317	164,261
Shake Shack, Inc., Class A(1)	1,211	116,268
Super Group SGHC Ltd.	5,749	61,514
Target Hospitality Corp.(1)	3,133	24,406
Vail Resorts, Inc.	2,000	271,620
Wendy's Co.	11,334	86,818
		2,638,945
Household Durables — 2.7%
Beazer Homes USA, Inc.(1)	2,124	54,332
Cavco Industries, Inc.(1)	448	258,612
Century Communities, Inc.	2,211	148,645
Champion Homes, Inc.(1)	4,237	396,075
Cricut, Inc., Class A(2)	5,030	21,629
Dream Finders Homes, Inc., Class A(1)(2)	1,204	21,756
Ethan Allen Interiors, Inc.	1,837	41,847
Flexsteel Industries, Inc.	423	21,772
Green Brick Partners, Inc.(1)	2,847	209,710
Hamilton Beach Brands Holding Co., Class A	575	10,948
Helen of Troy Ltd.(1)	2,851	50,292
Hooker Furnishings Corp.	966	13,852
Hovnanian Enterprises, Inc., Class A(1)	438	55,021
KB Home	5,070	322,351
La-Z-Boy, Inc.	3,533	126,199
55

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Legacy Housing Corp.(1)	1,101	$24,134
Leggett & Platt, Inc.	11,954	139,623
LGI Homes, Inc.(1)	1,374	71,311
Lifetime Brands, Inc.	51	169
Lovesac Co.(1)	1,540	19,681
M/I Homes, Inc.(1)	2,310	328,390
Newell Brands, Inc.	31,333	142,565
Sonos, Inc.(1)	10,475	161,315
Tri Pointe Homes, Inc.(1)	7,842	363,084
Universal Electronics, Inc.(1)	491	1,851
Whirlpool Corp.	4,125	282,274
		3,287,438
Household Products — 0.5%
Central Garden & Pet Co.(1)	613	24,023
Central Garden & Pet Co., Class A(1)	3,879	133,981
Energizer Holdings, Inc.	6,100	131,699
Oil-Dri Corp. of America	862	58,478
Reynolds Consumer Products, Inc.	1,631	40,465
Spectrum Brands Holdings, Inc.	1,768	138,576
WD-40 Co.	583	138,871
		666,093
Independent Power and Renewable Electricity Producers — 0.1%
Hallador Energy Co.(1)	3,754	68,248
Montauk Renewables, Inc.(1)(2)	2,452	3,776
XPLR Infrastructure LP(1)	6,834	72,372
		144,396
Insurance — 2.8%
American Coastal Insurance Corp., Class C	1,541	17,552
AMERISAFE, Inc.	1,423	46,290
Brighthouse Financial, Inc.(1)	1,536	92,129
CNO Financial Group, Inc.	7,839	327,749
Donegal Group, Inc., Class A	1,180	20,792
eHealth, Inc.(1)(2)	3,328	4,326
Employers Holdings, Inc.	1,780	73,603
Fidelis Insurance Holdings Ltd.	4,615	87,962
Genworth Financial, Inc., Class A(1)	40,101	338,452
GoHealth, Inc., Class A(1)(2)	614	841
Greenlight Capital Re Ltd., Class A(1)	2,521	35,773
Hamilton Insurance Group Ltd., Class B(1)	4,114	129,961
HCI Group, Inc.	890	157,014
Heritage Insurance Holdings, Inc.(1)	2,086	58,137
Hippo Holdings, Inc.(1)	2,400	69,024
Horace Mann Educators Corp.	3,414	148,543
Investors Title Co.	134	30,941
James River Group Holdings, Inc.	4,185	29,295
Kingstone Cos., Inc.(2)	1,743	28,725
Mercury General Corp.	1,981	179,439
Octave Specialty Group, Inc.(1)	4,664	24,952
Oscar Health, Inc., Class A(1)	20,098	274,137
Palomar Holdings, Inc.(1)	2,434	301,110
ProAssurance Corp.(1)	3,837	94,198
Root, Inc., Class A(1)	812	42,127
Safety Insurance Group, Inc.	1,095	85,005
56

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
SiriusPoint Ltd.(1)	8,230	$173,982
Skyward Specialty Insurance Group, Inc.(1)	2,753	127,932
Slide Insurance Holdings, Inc.(1)	1,986	37,734
Stewart Information Services Corp.	2,385	169,311
Tiptree, Inc.	2,781	47,360
Trupanion, Inc.(1)	2,549	67,651
United Fire Group, Inc.	1,431	55,609
Universal Insurance Holdings, Inc.	1,979	69,601
		3,447,257
Interactive Media and Services — 0.8%
Cargurus, Inc.(1)	6,155	188,958
Cars.com, Inc.(1)	4,522	38,618
EverQuote, Inc., Class A(1)	2,660	42,028
IAC, Inc.(1)	4,890	187,385
Shutterstock, Inc.	672	11,290
Taboola.com Ltd.(1)	12,879	40,826
TripAdvisor, Inc.(1)	11,368	114,930
Webtoon Entertainment, Inc.(1)(2)	5,760	64,800
Yelp, Inc.(1)	4,733	105,499
Ziff Davis, Inc.(1)	3,048	82,540
ZoomInfo Technologies, Inc.(1)	22,876	142,060
		1,018,934
IT Services — 0.1%
ASGN, Inc.(1)	1,419	60,875
CSP, Inc.(2)	324	2,919
DXC Technology Co.(1)	5,823	73,312
Hackett Group, Inc.	3,261	44,545
		181,651
Leisure Products — 0.9%
American Outdoor Brands, Inc.(1)	1,754	15,961
Callaway Golf Co.(1)	11,014	154,857
Clarus Corp.	1,628	5,144
Funko, Inc., Class A(1)	3,907	19,535
JAKKS Pacific, Inc.	1,079	23,587
Johnson Outdoors, Inc., Class A	489	23,712
Latham Group, Inc.(1)	4,022	26,988
Malibu Boats, Inc., Class A(1)	1,431	41,585
MasterCraft Boat Holdings, Inc.(1)	2,093	45,429
Polaris, Inc.	5,487	333,280
Smith & Wesson Brands, Inc.	4,134	49,195
Sturm Ruger & Co., Inc.	1,118	41,858
YETI Holdings, Inc.(1)	7,136	311,914
		1,093,045
Life Sciences Tools and Services — 0.7%
10X Genomics, Inc., Class A(1)	10,138	233,681
Azenta, Inc.(1)	3,046	82,181
CryoPort, Inc.(1)	4,331	36,467
Cytek Biosciences, Inc.(1)	12,847	57,555
Ginkgo Bioworks Holdings, Inc.(1)(2)	3,726	25,150
Mesa Laboratories, Inc.	655	63,253
Personalis, Inc.(1)(2)	3,492	31,638
Quanterix Corp.(1)	2,354	15,419
Sotera Health Co.(1)	16,737	271,976
		817,320
57

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Machinery — 3.6%
Aebi Schmidt Holding AG	3,952	$56,988
AirJoule Technologies Corp.(1)(2)	1,682	5,433
Alamo Group, Inc.	712	152,033
Albany International Corp., Class A	2,250	129,712
Astec Industries, Inc.	1,832	113,749
Atmus Filtration Technologies, Inc.	7,614	491,331
Blue Bird Corp.(1)	2,403	140,023
CECO Environmental Corp.(1)	2,854	172,524
Columbus McKinnon Corp.	3,317	62,957
Douglas Dynamics, Inc.	1,717	78,845
Eastern Co.(2)	3	56
Enerpac Tool Group Corp.	4,015	163,812
Enpro, Inc.	49	12,674
Franklin Electric Co., Inc.	1,166	116,157
Gorman-Rupp Co.	2,191	140,728
Graham Corp.(1)	1,267	102,906
Greenbrier Cos., Inc.	2,906	163,956
Helios Technologies, Inc.	2,940	209,681
Hillman Solutions Corp.(1)	14,590	119,638
Hyster-Yale, Inc.	1,059	39,003
Kadant, Inc.	750	254,377
Kennametal, Inc.	6,992	281,638
L.B. Foster Co., Class A(1)	1,189	36,538
Lindsay Corp.	827	111,397
Luxfer Holdings PLC	2,853	36,718
Manitowoc Co., Inc.(1)	3,553	52,407
Mayville Engineering Co., Inc.(1)	871	18,291
Microvast Holdings, Inc.(1)(2)	22,019	49,322
Miller Industries, Inc.	1,191	50,058
Mueller Water Products, Inc., Class A	14,560	435,781
Omega Flex, Inc.	263	9,450
Park-Ohio Holdings Corp.	342	8,803
Proto Labs, Inc.(1)	2,267	140,735
Taylor Devices, Inc.(1)(2)	246	21,584
Tennant Co.	1,631	99,540
Titan International, Inc.(1)	5,067	49,302
Trinity Industries, Inc.	5,594	191,203
Wabash National Corp.	1,556	15,793
Worthington Enterprises, Inc.	3,309	185,337
		4,520,480
Marine Transportation — 0.3%
Costamare Bulkers Holdings Ltd.(1)	726	13,852
Genco Shipping & Trading Ltd.	3,754	90,284
Matson, Inc.	1,073	178,257
Pangaea Logistics Solutions Ltd.	2,782	26,012
		308,405
Media — 0.8%
AMC Networks, Inc., Class A(1)	3,828	31,275
Boston Omaha Corp., Class A(1)	2,824	34,876
Cable One, Inc.(1)	480	46,056
DoubleVerify Holdings, Inc.(1)	14,158	149,225
Emerald Holding, Inc.(2)	2,670	11,134
58

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
EW Scripps Co., Class A(1)	6,573	$27,278
Gambling.com Group Ltd.(1)	1,719	7,495
Gray Media, Inc.	8,951	46,456
Ibotta, Inc., Class A(1)(2)	1,789	44,671
John Wiley & Sons, Inc., Class A	3,868	119,985
Magnite, Inc.(1)	14,088	191,879
National CineMedia, Inc.	7,316	26,045
NIQ Global Intelligence PLC(1)(2)	811	10,811
PubMatic, Inc., Class A(1)	4,935	39,973
Scholastic Corp.	1,017	35,361
Sinclair, Inc.	3,896	63,661
Stagwell, Inc.(1)(2)	8,468	40,816
TechTarget, Inc.(1)	75	263
Thryv Holdings, Inc.(1)	4,969	11,528
USA TODAY Co., Inc.(1)	14,736	87,679
		1,026,467
Metals and Mining — 1.7%
Alpha Metallurgical Resources, Inc.(1)	804	130,771
Century Aluminum Co.(1)	6,856	353,495
Compass Minerals International, Inc.(1)(2)	4,210	106,092
Kaiser Aluminum Corp.	1,433	186,491
Materion Corp.	2,328	379,604
McEwen, Inc.(1)	5,111	144,897
Metallus, Inc.(1)	2,780	47,260
Ramaco Resources, Inc., Class A(1)(2)	1,974	29,886
Ramaco Resources, Inc., Class B(2)	419	4,936
Ryerson Holding Corp.	4,881	127,687
SunCoke Energy, Inc.	8,822	50,285
Tredegar Corp.(1)	3,086	28,329
Warrior Met Coal, Inc.	5,132	427,188
Worthington Steel, Inc.	2,855	118,654
		2,135,575
Multi-Utilities — 0.5%
Avista Corp.	8,422	342,101
Northwestern Energy Group, Inc.	3,584	250,737
Unitil Corp.	1,623	84,899
		677,737
Oil, Gas and Consumable Fuels — 4.8%
Amplify Energy Corp.(1)	3,055	17,536
Ardmore Shipping Corp.	3,857	63,178
BKV Corp.(1)	1,852	58,023
California Resources Corp.	5,826	342,802
Centrus Energy Corp., Class A(1)	1,022	207,047
Clean Energy Fuels Corp.(1)	15,742	35,577
Comstock, Inc.(1)(2)	2,919	9,049
Core Natural Resources, Inc.	493	40,465
Crescent Energy Co., Class A	20,922	243,951
CVR Energy, Inc.(1)	3,125	75,500
Delek U.S. Holdings, Inc.	6,263	238,683
Dorian LPG Ltd.	3,685	136,308
Encore Energy Corp.(1)	18,867	50,941
Evolution Petroleum Corp.	3,007	13,441
Excelerate Energy, Inc., Class A	2,114	85,088
59

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
FutureFuel Corp.	2,720	$11,750
Gevo, Inc.(1)	20,126	36,629
Golar LNG Ltd.	8,582	381,556
Gran Tierra Energy, Inc.(1)(2)	3,739	22,584
Granite Ridge Resources, Inc.(2)	6,652	33,659
Green Plains, Inc.(1)	5,683	78,028
Gulfport Energy Corp.(1)	879	183,412
HighPeak Energy, Inc.	2,325	12,113
International Seaways, Inc.	4,399	332,256
Kimbell Royalty Partners LP	6,553	93,970
Magnolia Oil & Gas Corp., Class A	5,310	147,724
Murphy Oil Corp.	10,604	351,523
Northern Oil & Gas, Inc.	6,905	190,509
Par Pacific Holdings, Inc.(1)	3,774	161,037
PBF Energy, Inc., Class A	8,065	287,114
Peabody Energy Corp.	13,803	435,347
Plains GP Holdings LP, Class A(1)	16,163	364,314
PrimeEnergy Resources Corp.(1)	19	3,779
REX American Resources Corp.(1)	2,492	88,616
Riley Exploration Permian, Inc.	981	28,292
SandRidge Energy, Inc.	3,287	57,621
SM Energy Co.	20,330	470,233
Summit Midstream Corp.(1)	1,327	39,160
Talos Energy, Inc.(1)	11,673	142,994
Tamboran Resources Corp.(1)(2)	1,803	57,155
Teekay Tankers Ltd., Class A	2,251	176,186
VAALCO Energy, Inc.	9,094	46,834
Vitesse Energy, Inc.(2)	3,107	59,996
World Kinect Corp.	4,195	104,665
		6,016,645
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	1,361	20,401
Mercer International, Inc.	4,446	8,003
Sylvamo Corp.	2,638	122,140
		150,544
Passenger Airlines — 0.6%
Allegiant Travel Co.(1)	1,241	126,768
Frontier Group Holdings, Inc.(1)(2)	5,960	26,462
JetBlue Airways Corp.(1)	22,535	124,844
SkyWest, Inc.(1)	3,820	397,586
Sun Country Airlines Holdings, Inc.(1)	4,149	81,652
		757,312
Personal Care Products — 0.3%
Edgewell Personal Care Co.	4,903	111,494
Honest Co., Inc.(1)(2)	12,483	34,952
Interparfums, Inc.	376	37,893
Lifevantage Corp.(2)	1,530	7,115
Medifast, Inc.(1)(2)	892	9,393
Nature's Sunshine Products, Inc.(1)	36	996
Niagen Bioscience, Inc.(1)	9,352	47,228
Nu Skin Enterprises, Inc., Class A	5,252	44,537
USANA Health Sciences, Inc.(1)	890	19,153
		312,761
60

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Pharmaceuticals — 2.3%
Aclaris Therapeutics, Inc.(1)	6,541	$18,773
Alumis, Inc.(1)	8,723	258,986
Amphastar Pharmaceuticals, Inc.(1)	3,318	67,123
ANI Pharmaceuticals, Inc.(1)	1,513	111,811
Arvinas, Inc.(1)	6,199	82,261
Atea Pharmaceuticals, Inc.(1)	6,599	30,883
Collegium Pharmaceutical, Inc.(1)	2,789	116,218
Contineum Therapeutics, Inc., Class A(1)(2)	2,401	36,831
Edgewise Therapeutics, Inc.(1)	6,929	210,919
Enliven Therapeutics, Inc.(1)	4,322	128,320
Fulcrum Therapeutics, Inc.(1)	3,621	30,344
Harmony Biosciences Holdings, Inc.(1)	3,795	108,309
Innoviva, Inc.(1)	5,813	133,466
Ligand Pharmaceuticals, Inc.(1)	1,931	382,937
MBX Biosciences, Inc.(1)	3,264	106,243
Neumora Therapeutics, Inc.(1)	4,145	14,466
Organon & Co.	21,630	157,683
Pacira BioSciences, Inc.(1)	3,384	74,143
Perrigo Co. PLC	5,613	74,204
Rapport Therapeutics, Inc.(1)(2)	3,399	98,673
Septerna, Inc.(1)	3,298	95,708
SIGA Technologies, Inc.	4,736	30,642
Supernus Pharmaceuticals, Inc.(1)	6,098	333,743
Theravance Biopharma, Inc.(1)	3,256	59,422
Third Harmonic Bio, Inc.(1)(2)	544	16
Ventyx Biosciences, Inc.(1)	7,112	99,355
		2,861,479
Professional Services — 2.0%
Asure Software, Inc.(1)	3,217	29,403
BlackSky Technology, Inc.(1)(2)	2,748	51,800
Clarivate PLC(1)(2)	18,424	42,375
Concentrix Corp.	1,473	48,314
Conduent, Inc.(1)	16,724	24,417
CRA International, Inc.	581	100,315
CSG Systems International, Inc.	2,281	182,252
ExlService Holdings, Inc.(1)	5,098	159,313
Exponent, Inc.	2,371	172,561
Franklin Covey Co.(1)	1,387	18,059
Huron Consulting Group, Inc.(1)	1,836	259,610
IBEX Holdings Ltd.(1)	1,338	38,668
Innodata, Inc.(1)(2)	2,962	130,832
Insperity, Inc.	1,829	40,622
Kelly Services, Inc., Class A(2)	1,043	10,128
Kforce, Inc.	1,476	39,882
Korn Ferry	4,694	294,173
Legalzoom.com, Inc.(1)	15,242	107,151
ManpowerGroup, Inc.	2,358	65,953
Mistras Group, Inc.(1)	2,154	32,913
RCM Technologies, Inc.(1)	6	113
Resources Connection, Inc.	2,593	9,750
Robert Half, Inc.	1,314	32,088
Skillsoft Corp.(1)(2)	523	2,191
61

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
TaskUS, Inc., Class A(1)(2)	2,418	$25,679
TriNet Group, Inc.	669	25,476
TrueBlue, Inc.(1)	2,959	12,517
Upwork, Inc.(1)	10,272	137,850
Verra Mobility Corp.(1)	13,703	228,977
Willdan Group, Inc.(1)	1,447	128,986
		2,452,368
Real Estate Management and Development — 0.8%
Cushman & Wakefield Ltd.(1)	23,992	321,733
Douglas Elliman, Inc.(1)	4,572	10,424
Five Point Holdings LLC, Class A(1)	8,138	44,922
Forestar Group, Inc.(1)	1,642	47,158
FRP Holdings, Inc.(1)	1,170	28,010
Howard Hughes Holdings, Inc.(1)	515	37,271
Kennedy-Wilson Holdings, Inc.	10,072	109,583
Marcus & Millichap, Inc.	2,977	78,623
RMR Group, Inc., Class A	1,095	17,936
Seritage Growth Properties, Class A(1)(2)	2,270	6,719
St. Joe Co.	3,144	226,902
Tejon Ranch Co.(1)	1,950	34,339
		963,620
Semiconductors and Semiconductor Equipment — 2.7%
ACM Research, Inc., Class A(1)	5,256	292,654
Alpha & Omega Semiconductor Ltd.(1)	1,892	39,751
Axcelis Technologies, Inc.(1)	2,859	236,182
CEVA, Inc.(1)	3,067	63,978
Cohu, Inc.(1)	4,387	132,487
Diodes, Inc.(1)	4,108	280,289
FormFactor, Inc.(1)	4,760	470,669
Ichor Holdings Ltd.(1)	4,071	193,576
inTEST Corp.(1)	20	233
Kulicke & Soffa Industries, Inc.	3,372	235,096
Magnachip Semiconductor Corp.(1)	1,295	3,561
NVE Corp.(2)	593	40,822
Photronics, Inc.(1)	4,439	166,152
Power Integrations, Inc.	2,717	130,199
QuickLogic Corp.(1)	35	288
SkyWater Technology, Inc.(1)	3,830	112,832
SolarEdge Technologies, Inc.(1)(2)	6,286	222,524
Synaptics, Inc.(1)	3,347	272,647
Ultra Clean Holdings, Inc.(1)	4,311	261,591
Veeco Instruments, Inc.(1)	5,284	161,479
		3,317,010
Software — 2.9%
8x8, Inc.(1)	18,346	39,261
A10 Networks, Inc.	6,319	121,704
ACI Worldwide, Inc.(1)	3,752	148,879
Adeia, Inc.	8,100	167,589
Alarm.com Holdings, Inc.(1)	3,965	189,725
Bill Holdings, Inc.(1)	4,053	180,399
Bit Digital, Inc.(1)(2)	33,826	56,490
Blackbaud, Inc.(1)	4,218	204,742
BlackLine, Inc.(1)	3,880	136,770
62

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Cerence, Inc.(1)(2)	118	$933
Cleanspark, Inc.(1)	5,963	59,332
Clear Secure, Inc., Class A	5,686	276,567
CS Disco, Inc.(1)	55	179
Daily Journal Corp.(1)(2)	137	69,803
Digital Turbine, Inc.(1)	10,440	42,386
EverCommerce, Inc.(1)(2)	1,877	21,548
Five9, Inc.(1)	2,110	36,798
LiveRamp Holdings, Inc.(1)	5,971	162,232
MARA Holdings, Inc.(1)(2)	28,661	256,229
Mitek Systems, Inc.(1)	3,241	47,254
N-able, Inc.(1)	6,131	26,976
ON24, Inc.(1)	4,291	34,371
OneSpan, Inc.	2,733	30,172
Pagaya Technologies Ltd., Class A(1)(2)	5,624	62,933
Progress Software Corp.(1)	3,167	132,634
Qualys, Inc.(1)	2,701	249,762
Rapid7, Inc.(1)	5,212	32,419
Red Violet, Inc.(1)	1,430	61,933
ReposiTrak, Inc.(2)	1,427	12,415
Riot Platforms, Inc.(1)(2)	19,192	312,638
Silvaco Group, Inc.(1)(2)	145	487
Tenable Holdings, Inc.(1)	6,830	131,341
Teradata Corp.(1)	6,962	219,233
Vertex, Inc., Class A(1)	184	2,664
Xperi, Inc.(1)	5,286	32,403
		3,561,201
Specialty Retail — 2.8%
1-800-Flowers.com, Inc., Class A(1)(2)	1,947	6,776
Abercrombie & Fitch Co., Class A(1)	4,142	405,088
Academy Sports & Outdoors, Inc.	6,055	364,087
Advance Auto Parts, Inc.(2)	6,519	346,615
American Eagle Outfitters, Inc.	14,628	359,410
America's Car-Mart, Inc.(1)	885	17,665
Arhaus, Inc.(1)	5,588	46,101
Arko Corp.	6,055	38,934
Asbury Automotive Group, Inc.(1)	453	96,842
Barnes & Noble Education, Inc.(1)(2)	1,785	15,440
Buckle, Inc.	3,455	185,015
Build-A-Bear Workshop, Inc.	1,426	69,389
Caleres, Inc.	1,358	16,147
Citi Trends, Inc.(1)	644	30,513
Designer Brands, Inc., Class A(2)	1,877	13,364
Genesco, Inc.(1)	1,527	41,595
Haverty Furniture Cos., Inc.	1,749	41,644
J Jill, Inc.(2)	919	15,871
Lands' End, Inc.(1)	1,005	16,150
MarineMax, Inc.(1)	1,964	59,902
Monro, Inc.	2,396	51,586
National Vision Holdings, Inc.(1)	6,177	166,594
OneWater Marine, Inc., Class A(1)(2)	270	3,074
Petco Health & Wellness Co., Inc.(1)	188	479
Revolve Group, Inc.(1)	143	3,598
63

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Sally Beauty Holdings, Inc.(1)	7,466	$119,979
Shoe Carnival, Inc.	1,366	27,579
Signet Jewelers Ltd.	2,564	246,631
Sonic Automotive, Inc., Class A	1,440	90,317
Stitch Fix, Inc., Class A(1)	11,282	37,569
Upbound Group, Inc.	3,758	80,609
Victoria's Secret & Co.(1)	7,573	474,827
Zumiez, Inc.(1)	726	19,036
		3,508,426
Technology Hardware, Storage and Peripherals — 0.3%
Corsair Gaming, Inc.(1)	6,400	35,136
Diebold Nixdorf, Inc.(1)	2,139	171,120
Eastman Kodak Co.(1)	8,436	61,751
Immersion Corp.	3,497	21,367
Xerox Holdings Corp.(2)	10,910	19,638
		309,012
Textiles, Apparel and Luxury Goods — 1.7%
Carter's, Inc.	3,219	107,997
Columbia Sportswear Co.	428	26,510
Crocs, Inc.(1)	641	58,145
Ermenegildo Zegna NV(2)	5,348	60,272
Figs, Inc., Class A(1)	10,548	162,967
G-III Apparel Group Ltd.	2,894	88,527
Gildan Activewear, Inc.	3,802	258,878
Kontoor Brands, Inc.	4,136	269,709
Lakeland Industries, Inc.(2)	886	8,125
Movado Group, Inc.	1,917	47,829
Oxford Industries, Inc.(2)	1,635	64,730
PVH Corp.	4,344	297,998
Rocky Brands, Inc.	394	17,809
Steven Madden Ltd.	6,988	252,267
Superior Group of Cos., Inc.	1,464	14,537
Under Armour, Inc., Class A(1)(2)	19,347	143,555
Under Armour, Inc., Class C(1)	11,594	83,825
Vera Bradley, Inc.(1)	67	177
Wolverine World Wide, Inc.	7,190	127,047
		2,090,904
Trading Companies and Distributors — 1.3%
Alta Equipment Group, Inc.	3,504	24,177
BlueLinx Holdings, Inc.(1)	841	55,439
Boise Cascade Co.	1,424	117,822
Custom Truck One Source, Inc.(1)	8,502	60,874
DNOW, Inc.(1)	7,086	83,473
DXP Enterprises, Inc.(1)	1,037	143,593
Global Industrial Co.	1,313	43,303
Herc Holdings, Inc.	2,497	349,056
Hudson Technologies, Inc.(1)	3,609	25,660
Karat Packaging, Inc.	772	19,030
NPK International, Inc.(1)	6,456	93,160
Rush Enterprises, Inc., Class A	5,599	397,361
Rush Enterprises, Inc., Class B	218	14,094
Titan Machinery, Inc.(1)	2,928	57,067
Willis Lease Finance Corp.	341	69,465
		1,553,574
64

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp.(1)(2)	2,442	$21,441
Water Utilities — 0.5%
American States Water Co.	2,900	216,137
Artesian Resources Corp., Class A	620	21,006
California Water Service Group	6,272	282,742
Consolidated Water Co. Ltd.	1,470	55,639
		575,524
Wireless Telecommunication Services — 0.1%
Gogo, Inc.(1)	7,935	33,565
Spok Holdings, Inc.	2,115	25,676
		59,241
TOTAL COMMON STOCKS (Cost $108,451,227)		123,478,729
RIGHTS — 0.0%
Biotechnology — 0.0%
89bio, Inc.(1)(2)	16,239	5,521
Cargo Therapeutics, Inc.(1)(2)	3,540	36
iTeos Therapeutics, Inc.(1)	1,232	12
Sage Therapeutics, Inc.(1)	6,879	1,238
Verve Therapeutics, Inc.(1)	10,456	6,587
		13,394
Software — 0.0%
Gen Digital, Inc.(1)	1,147	1,457
TOTAL RIGHTS (Cost $17,820)		14,851
SHORT-TERM INVESTMENTS — 2.8%
Money Market Funds — 2.8%
State Street Navigator Securities Lending Government Money Market Portfolio(3) (Cost $3,493,511)	3,493,511	3,493,511
TOTAL INVESTMENT SECURITIES — 102.3% (Cost $111,962,558)		126,987,091
OTHER ASSETS AND LIABILITIES — (2.3)%		(2,873,733)
TOTAL NET ASSETS — 100.0%		$124,113,358

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	1	March 2026	$131,735	$4,028
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,549,537. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,776,553, which includes securities collateral of $2,283,042.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities and other financial instruments were classified as Level 1.

65

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Equity
Liability Derivatives:
Payable for variation margin on futures contracts*	$2,312
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended February 28, 2026.

Type of Risk Exposure
Equity
Net realized gain (loss) on:
Futures contract transactions	$97,059

Change in net unrealized appreciation (depreciation) on:
Futures contracts	$4,028

See Notes to Financial Statements.
66

Schedule of Investments - Avantis U.S. Small Cap Value Fund
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.3%
Aerospace and Defense — 0.4%
AerSale Corp.(1)	13,057	$101,845
Astronics Corp.(1)	44,491	3,586,864
Ducommun, Inc.(1)	7,518	929,150
Innovative Solutions & Support, Inc.(1)	24,232	628,578
		5,246,437
Automobile Components — 3.2%
Dana, Inc.	246,026	8,423,930
Dauch Corp.(1)	168,659	1,113,149
Fox Factory Holding Corp.(1)	720	12,125
Gentex Corp.	299,987	7,019,696
Gentherm, Inc.(1)	33,817	1,108,183
Goodyear Tire & Rubber Co.(1)	644,843	5,319,955
LCI Industries	33,607	4,476,453
Lear Corp.	71,640	9,402,750
Motorcar Parts of America, Inc.(1)	27,082	280,028
Phinia, Inc.	65,997	4,793,362
Stoneridge, Inc.(1)	12,530	98,862
Strattec Security Corp.(1)	6,119	538,472
Visteon Corp.	48,805	4,669,174
		47,256,139
Automobiles — 0.5%
Harley-Davidson, Inc.	175,945	3,167,010
Thor Industries, Inc.	41,370	3,976,898
		7,143,908
Banks — 12.9%
1st Source Corp.	23,254	1,558,251
ACNB Corp.	3,573	180,079
Amalgamated Financial Corp.	28,349	1,091,153
Amerant Bancorp, Inc.	30,830	658,221
Ameris Bancorp	33,118	2,571,944
Ames National Corp.	1,518	41,001
Arrow Financial Corp.	6,524	217,314
Associated Banc-Corp.	174,742	4,614,936
Avidbank Holdings, Inc.(1)	2,814	81,268
Axos Financial, Inc.(1)	92,532	8,033,628
Banc of California, Inc.	202,113	3,733,027
BancFirst Corp.	619	68,090
Bancorp, Inc.(1)	66,837	3,508,274
Bank of Hawaii Corp.	40,958	3,103,388
Bank of NT Butterfield & Son Ltd.	79,669	4,043,202
Bank OZK	154,507	7,193,846
Bank7 Corp.	1,206	49,060
BankUnited, Inc.	107,823	5,035,334
Bankwell Financial Group, Inc.	865	40,396
Banner Corp.	30,266	1,781,154
Bar Harbor Bankshares	2,729	88,038
BayCom Corp.	2,322	68,267
BCB Bancorp, Inc.	3,352	26,816
Bridgewater Bancshares, Inc.(1)	17,901	327,230
Burke & Herbert Financial Services Corp.	18,691	1,204,448
67

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
Business First Bancshares, Inc.(2)	30,099	$821,703
Byline Bancorp, Inc.	36,398	1,135,618
C&F Financial Corp.	1,032	75,150
California BanCorp	27,498	503,488
Camden National Corp.	1,686	77,826
Capital Bancorp, Inc.	4,733	139,198
Capital City Bank Group, Inc.	13,723	587,962
Capitol Federal Financial, Inc.	85,039	610,580
Carter Bankshares, Inc.(1)	9,131	190,290
Cathay General Bancorp	69,546	3,457,132
CB Financial Services, Inc.	235	8,180
Central Pacific Financial Corp.	33,124	1,054,999
CF Bankshares, Inc.	537	16,228
Chemung Financial Corp.	170	9,438
Citizens Financial Services, Inc.	1,191	71,531
City Holding Co.	6,514	781,485
Civista Bancshares, Inc.	472	11,238
CNB Financial Corp.	20,275	567,903
Colony Bankcorp, Inc.	7,128	141,348
Columbia Banking System, Inc.	294,804	8,387,145
Community Trust Bancorp, Inc.	19,495	1,170,480
Community West Bancshares	14,387	334,210
ConnectOne Bancorp, Inc.	17,999	477,513
Customers Bancorp, Inc.(1)	41,010	2,765,714
Dime Community Bancshares, Inc.	21,445	693,746
Eagle Bancorp Montana, Inc.	3,158	68,529
Enterprise Financial Services Corp.	48,411	2,764,268
Equity Bancshares, Inc., Class A	3,874	173,865
Esquire Financial Holdings, Inc.	10,934	1,104,115
Farmers National Banc Corp.(2)	3,353	43,354
First BanCorp	218,577	4,618,532
First Bancorp, Inc.	553	15,290
First Bancorp/Southern Pines NC	233	13,232
First Bank	16,122	256,662
First Busey Corp.	60,013	1,521,930
First Business Financial Services, Inc.	7,904	431,954
First Commonwealth Financial Corp.	46,730	819,177
First Community Corp.	913	26,313
First Financial Bancorp	11,959	335,689
First Financial Corp.	12,384	784,650
First Internet Bancorp	162	3,285
First Merchants Corp.	23,417	915,136
First Mid Bancshares, Inc.	19,161	785,793
First United Corp.	1,471	52,176
First Western Financial, Inc.(1)	900	22,761
Firstsun Capital Bancorp(1)	8,210	299,419
Five Star Bancorp	16,322	635,415
Franklin Financial Services Corp.	146	7,516
FS Bancorp, Inc.	2,284	90,241
Fulton Financial Corp.	263,801	5,394,730
FVCBankcorp, Inc.	737	11,379
Glacier Bancorp, Inc.	342	15,558
Great Southern Bancorp, Inc.	10,907	671,108
68

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
Greene County Bancorp, Inc.	120	$2,648
Hancock Whitney Corp.	94,624	6,227,205
Hanmi Financial Corp.	34,422	898,758
Hawthorn Bancshares, Inc.	617	20,355
HBT Financial, Inc.	7,700	207,592
Heritage Commerce Corp.	29,509	366,797
Hilltop Holdings, Inc.	32,379	1,211,946
Hingham Institution For Savings	920	256,790
Home Bancorp, Inc.	4,977	294,141
HomeTrust Bancshares, Inc.	17,140	722,280
Hope Bancorp, Inc.	150,363	1,693,087
Horizon Bancorp, Inc.	743	12,512
Huntington Bancshares, Inc.	201,724	3,388,963
Independent Bank Corp. (Michigan)	24,469	850,298
International Bancshares Corp.	77,995	5,234,244
Investar Holding Corp.	2,860	80,738
Kearny Financial Corp.	17,555	134,296
Landmark Bancorp, Inc.	235	6,519
LCNB Corp.	1,307	22,206
LINKBANCORP, Inc.	3,244	28,061
Mechanics Bancorp	1,028	14,659
Mercantile Bank Corp.	22,192	1,146,439
Meridian Corp.	4,960	96,422
Metrocity Bankshares, Inc.	23,552	661,811
Metropolitan Bank Holding Corp.	13,657	1,149,237
Mid Penn Bancorp, Inc.	4,603	148,079
Midland States Bancorp, Inc.	13,122	290,390
MVB Financial Corp.	2,840	76,680
National Bank Holdings Corp., Class A	11,640	465,484
NB Bancorp, Inc.	11,169	238,346
Nicolet Bankshares, Inc.	4,425	675,963
Northeast Bank	9,918	1,099,708
Northfield Bancorp, Inc.	17,511	233,597
Northpointe Bancshares, Inc.	24,086	434,993
Northrim BanCorp, Inc.	29,612	695,586
Northwest Bancshares, Inc.	65,371	813,869
Oak Valley Bancorp	1,226	39,232
OceanFirst Financial Corp.	50,153	905,763
OFG Bancorp	68,773	2,756,422
Old Second Bancorp, Inc.	61,195	1,201,258
OP Bancorp	1,343	17,943
Orange County Bancorp, Inc.	8,348	277,237
Origin Bancorp, Inc.	29,484	1,226,534
Orrstown Financial Services, Inc.	29,273	1,052,072
Parke Bancorp, Inc.	5,725	159,499
Pathward Financial, Inc.	30,829	2,798,965
PCB Bancorp	3,694	82,598
Peapack-Gladstone Financial Corp.	8,435	282,488
Peoples Bancorp of North Carolina, Inc.	588	22,468
Peoples Bancorp, Inc.	37,882	1,222,452
Peoples Financial Services Corp.	5,511	295,390
Pinnacle Financial Partners, Inc.	76,544	6,947,133
Plumas Bancorp	3,374	169,712
69

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
Popular, Inc.	35,223	$4,767,785
Preferred Bank	17,733	1,555,539
Provident Financial Services, Inc.	171,621	3,610,906
QCR Holdings, Inc.	16,626	1,438,149
RBB Bancorp	7,610	163,615
Red River Bancshares, Inc.	3,433	304,507
Republic Bancorp, Inc., Class A	11,147	769,143
Riverview Bancorp, Inc.	2,994	16,018
S&T Bancorp, Inc.	36,810	1,539,026
SB Financial Group, Inc.	134	2,782
Shore Bancshares, Inc.	36,496	678,096
Sierra Bancorp	10,292	370,306
SmartFinancial, Inc.	7,953	311,837
South Plains Financial, Inc.	14,518	594,657
Southern First Bancshares, Inc.(1)	1,448	80,856
Southern Missouri Bancorp, Inc.	10,360	641,388
Southside Bancshares, Inc.	16,249	508,919
Stellar Bancorp, Inc.	20,721	780,353
Texas Capital Bancshares, Inc.(1)	69,125	6,587,613
Third Coast Bancshares, Inc.(1)	14,521	575,177
Timberland Bancorp, Inc.	2,190	83,395
Tompkins Financial Corp.	12,798	981,735
TriCo Bancshares	22,503	1,075,193
TrustCo Bank Corp.	16,189	702,117
Trustmark Corp.	58,444	2,489,130
Union Bankshares, Inc.(2)	156	3,627
United Community Banks, Inc.	276	8,879
United Security Bancshares	700	7,273
Unity Bancorp, Inc.	8,224	437,435
Univest Financial Corp.	27,245	914,070
USCB Financial Holdings, Inc.	2,189	41,438
Valley National Bancorp	291,484	3,675,613
WaFd, Inc.	88,795	2,766,852
West BanCorp, Inc.	9,721	236,706
Westamerica Bancorporation	37,053	1,876,734
Wintrust Financial Corp.	5,185	746,951
WSFS Financial Corp.	21,628	1,373,594
Zions Bancorp NA	28,824	1,651,039
		189,016,865
Beverages — 0.3%
Boston Beer Co., Inc., Class A(1)	18,139	4,113,562
Coca-Cola Consolidated, Inc.	104	21,050
MGP Ingredients, Inc.	7,096	134,824
		4,269,436
Biotechnology — 1.3%
Alkermes PLC(1)	282,308	8,497,471
Anika Therapeutics, Inc.(1)	2,971	42,663
Catalyst Pharmaceuticals, Inc.(1)	128,172	2,958,210
Emergent BioSolutions, Inc.(1)	133,507	1,088,082
Kura Oncology, Inc.(1)	110,679	966,228
Monte Rosa Therapeutics, Inc.(1)	203,697	3,615,622
Puma Biotechnology, Inc.(1)	59,317	338,107
Rigel Pharmaceuticals, Inc.(1)	36,778	1,277,668
70

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
Seres Therapeutics, Inc.(1)	1,176	$10,278
XBiotech, Inc.(1)	282	637
		18,794,966
Broadline Retail — 1.1%
Dillard's, Inc., Class A	2,962	1,785,464
Kohl's Corp.	262,820	4,302,363
Macy's, Inc.	492,588	9,743,391
		15,831,218
Building Products — 0.3%
Apogee Enterprises, Inc.	37,048	1,475,251
Insteel Industries, Inc.	1,367	50,962
JELD-WEN Holding, Inc.(1)	40,066	78,529
Quanex Building Products Corp.	49,447	1,015,147
Tecnoglass, Inc.	32,542	1,482,614
		4,102,503
Capital Markets — 1.1%
Diamond Hill Investment Group, Inc.	3,089	530,906
Oppenheimer Holdings, Inc., Class A	13,490	1,164,052
StoneX Group, Inc.(1)	75,130	9,579,075
Victory Capital Holdings, Inc., Class A	5,521	381,943
Virtus Investment Partners, Inc.	8,922	1,234,448
WisdomTree, Inc.(2)	206,215	3,528,339
		16,418,763
Chemicals — 2.0%
AdvanSix, Inc.	35,731	637,084
American Vanguard Corp.(1)	5,366	24,737
Ascent Industries Co.(1)	2,200	37,752
Aspen Aerogels, Inc.(1)	126,817	395,669
Cabot Corp.	94,482	7,193,859
Chemours Co.	206,097	3,759,209
Core Molding Technologies, Inc.(1)	7,002	127,786
FMC Corp.	165,343	2,437,156
Huntsman Corp.	202,164	2,557,375
Intrepid Potash, Inc.(1)	14,378	531,555
Koppers Holdings, Inc.	22,550	852,390
Kronos Worldwide, Inc.	1,953	11,347
LSB Industries, Inc.(1)	77,817	904,234
Mativ Holdings, Inc.	108,922	1,180,714
NewMarket Corp.	8,585	5,374,296
Orion SA	73,325	417,219
Rayonier Advanced Materials, Inc.(1)	121,472	1,150,340
Stepan Co.	27,478	1,398,355
Tronox Holdings PLC, Class A	69,683	521,229
Valhi, Inc.	749	10,464
		29,522,770
Commercial Services and Supplies — 0.7%
ACCO Brands Corp.	129,281	526,174
Civeo Corp.(1)	17,829	493,685
Ennis, Inc.	38,164	805,642
Healthcare Services Group, Inc.(1)	154,816	3,370,344
HNI Corp.	26,470	1,190,091
Interface, Inc.	114,293	3,599,087
Virco Mfg. Corp.(2)	25,345	160,941
		10,145,964
71

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
Communications Equipment — 0.9%
Aviat Networks, Inc.(1)	3,477	$87,064
BK Technologies Corp.(1)	991	86,306
Harmonic, Inc.(1)	24,612	261,626
Viasat, Inc.(1)	287,976	13,183,541
		13,618,537
Construction and Engineering — 2.9%
Ameresco, Inc., Class A(1)	61,413	1,870,640
Everus Construction Group, Inc.(1)	39,092	4,725,050
Fluor Corp.(1)	54,084	2,829,134
Granite Construction, Inc.	65,347	8,786,558
Great Lakes Dredge & Dock Corp.(1)	135,265	2,292,742
IES Holdings, Inc.(1)	9,389	4,650,841
Matrix Service Co.(1)	41,103	451,722
NWPX Infrastructure, Inc.(1)	5,523	428,585
Primoris Services Corp.	70,198	10,580,242
Tutor Perini Corp.	79,457	5,988,674
		42,604,188
Construction Materials — 0.0%
Titan America SA(1)	4,931	89,350
Consumer Finance — 2.5%
Atlanticus Holdings Corp.(1)	7,071	369,884
Bread Financial Holdings, Inc.	71,608	5,074,143
Consumer Portfolio Services, Inc.(1)	6,386	51,727
Credit Acceptance Corp.(1)(2)	7,198	3,405,950
Green Dot Corp., Class A(1)	112,292	1,298,095
Jefferson Capital, Inc.	31,333	646,400
LendingClub Corp.(1)	193,338	2,882,669
Medallion Financial Corp.	1,917	19,342
Navient Corp.	88,171	775,023
Nelnet, Inc., Class A	16,248	2,103,466
NerdWallet, Inc., Class A(1)	13,055	141,647
OneMain Holdings, Inc.	193,545	10,648,846
Oportun Financial Corp.(1)	43,360	224,605
PRA Group, Inc.(1)	34,606	545,044
PROG Holdings, Inc.	64,937	2,286,432
Regional Management Corp.	8,978	285,680
SLM Corp.	254,988	4,778,475
World Acceptance Corp.(1)	4,001	539,655
		36,077,083
Consumer Staples Distribution & Retail — 1.7%
Andersons, Inc.	84,878	5,541,685
HF Foods Group, Inc.(1)(2)	1,687	3,526
Ingles Markets, Inc., Class A	32,476	2,763,708
Natural Grocers by Vitamin Cottage, Inc.	21,172	572,279
PriceSmart, Inc.	51,092	7,899,845
United Natural Foods, Inc.(1)	164,877	6,299,950
Village Super Market, Inc., Class A	13,762	538,782
Weis Markets, Inc.	28,491	1,930,550
		25,550,325
Containers and Packaging — 0.1%
Greif, Inc., Class A	24,291	1,765,227
Greif, Inc., Class B	738	64,486
		1,829,713
72

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
Distributors — 0.3%
GigaCloud Technology, Inc., Class A(1)	39,946	$1,771,206
Gold.com, Inc.	50,965	2,928,958
Weyco Group, Inc.	419	13,102
		4,713,266
Diversified Consumer Services — 0.7%
American Public Education, Inc.(1)	27,063	1,240,027
Grand Canyon Education, Inc.(1)	30	4,772
Laureate Education, Inc., Class A(1)	132	4,269
Lincoln Educational Services Corp.(1)	57,864	2,096,991
Perdoceo Education Corp.	103,267	3,443,954
Universal Technical Institute, Inc.(1)	89,898	3,254,308
		10,044,321
Diversified Telecommunication Services — 1.2%
ATN International, Inc.	16,168	465,962
GCI Liberty, Inc., Class A(1)	7,907	314,224
GCI Liberty, Inc., Class C(1)	79,905	3,144,262
Globalstar, Inc.(1)	42,821	2,666,464
Iridium Communications, Inc.	143,859	3,445,423
Liberty Global Ltd., Class A(1)	250,723	3,194,211
Liberty Global Ltd., Class C(1)	224,338	2,759,357
Shenandoah Telecommunications Co.(2)	67,090	914,437
		16,904,340
Electrical Equipment — 1.0%
Atkore, Inc.	76,014	4,918,866
EnerSys	24,391	4,052,565
Powell Industries, Inc.	6,993	3,661,535
Preformed Line Products Co.	851	215,856
Shoals Technologies Group, Inc., Class A(1)	245,612	1,456,479
		14,305,301
Electronic Equipment, Instruments and Components — 2.9%
Arrow Electronics, Inc.(1)	69,408	10,561,121
Avnet, Inc.	114,810	7,559,090
Benchmark Electronics, Inc.	59,417	3,434,897
Daktronics, Inc.(1)	65,969	1,700,681
ePlus, Inc.	44,706	3,605,986
Ingram Micro Holding Corp.	3,879	80,257
Kimball Electronics, Inc.(1)	57,289	1,431,652
Methode Electronics, Inc.	33,901	286,802
Plexus Corp.(1)	42,427	8,236,354
Sanmina Corp.(1)	18,931	2,939,227
ScanSource, Inc.(1)	8,555	314,653
Vishay Intertechnology, Inc.	140,980	2,639,146
Vishay Precision Group, Inc.(1)	2,949	135,860
		42,925,726
Energy Equipment and Services — 7.4%
Archrock, Inc.	197,376	6,973,294
Bristow Group, Inc.(1)	40,052	1,910,480
Core Laboratories, Inc.	9,250	162,708
Energy Services of America Corp.	2,036	31,802
Expro Group Holdings NV(1)	133,814	2,389,918
Forum Energy Technologies, Inc.(1)	12,616	732,107
Helix Energy Solutions Group, Inc.(1)	215,420	1,979,710
73

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
Helmerich & Payne, Inc.	146,911	$5,174,205
Innovex International, Inc.(1)	13,815	364,025
Kodiak Gas Services, Inc.	93,622	5,108,953
Liberty Energy, Inc., Class A	273,453	7,681,295
Nabors Industries Ltd.(1)	13,794	1,077,587
Natural Gas Services Group, Inc.	16,617	635,766
Noble Corp. PLC	193,069	8,771,125
NOV, Inc.	427,656	8,664,311
Oceaneering International, Inc.(1)	129,577	4,599,984
Oil States International, Inc.(1)	76,679	1,003,728
Patterson-UTI Energy, Inc.	626,822	5,334,255
ProFrac Holding Corp., Class A(1)	34,444	170,498
ProPetro Holding Corp.(1)	164,251	1,992,365
Ranger Energy Services, Inc.	23,514	409,614
RPC, Inc.	189,612	1,101,646
Seadrill Ltd.(1)	88,464	3,881,800
Select Water Solutions, Inc., Class A	186,392	2,547,979
TETRA Technologies, Inc.(1)	203,914	1,765,895
Tidewater, Inc.(1)	65,046	5,165,953
Transocean Ltd.(1)	1,272,603	8,246,467
Valaris Ltd.(1)	90,071	8,633,305
Weatherford International PLC	107,006	11,284,853
		107,795,628
Entertainment — 0.1%
IMAX Corp.(1)	14,411	617,223
Marcus Corp.	40,269	677,727
Starz Entertainment Corp.(1)	161	1,771
		1,296,721
Financial Services — 3.4%
Acacia Research Corp.(1)	6,117	25,630
Alerus Financial Corp.	18,787	447,882
Cass Information Systems, Inc.	54	2,396
Enact Holdings, Inc.	32,672	1,366,996
Essent Group Ltd.	136,127	8,281,967
Federal Agricultural Mortgage Corp., Class C	13,967	2,202,037
Finance of America Cos., Inc., Class A(1)	8,131	157,335
International Money Express, Inc.(1)	33,403	527,099
Jackson Financial, Inc., Class A	72,454	7,932,264
Merchants Bancorp	29,468	1,245,907
MGIC Investment Corp.	331,011	8,781,722
NMI Holdings, Inc., Class A(1)	109,628	4,309,477
Onity Group, Inc.(1)	7,447	312,104
Payoneer Global, Inc.(1)	344,518	1,488,318
PennyMac Financial Services, Inc.	23,818	2,189,589
Radian Group, Inc.	203,217	7,015,051
Velocity Financial, Inc.(1)	11,271	209,528
Voya Financial, Inc.	49,208	3,291,031
Waterstone Financial, Inc.	5,837	103,957
		49,890,290
Food Products — 1.3%
Cal-Maine Foods, Inc.	81,890	7,133,438
Dole PLC	122,687	1,967,900
Fresh Del Monte Produce, Inc.	78,323	3,362,406
74

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
J&J Snack Foods Corp.	10,784	$938,855
John B Sanfilippo & Son, Inc.	10,768	889,544
Mission Produce, Inc.(1)	79,102	1,122,457
Pilgrim's Pride Corp.	5	216
Seaboard Corp.	414	2,124,938
Seneca Foods Corp., Class A(1)	10,312	1,433,162
		18,972,916
Ground Transportation — 2.2%
ArcBest Corp.	46,023	4,724,721
Covenant Logistics Group, Inc.	20,992	618,004
Heartland Express, Inc.	84,388	930,800
Lyft, Inc., Class A(1)	587,346	8,128,869
Marten Transport Ltd.	103,627	1,408,291
PAMT Corp.(1)	17	171
Ryder System, Inc.	43,886	9,723,382
Schneider National, Inc., Class B	70,860	2,011,007
Universal Logistics Holdings, Inc.(2)	9,525	158,401
Werner Enterprises, Inc.	125,995	4,421,164
		32,124,810
Health Care Equipment and Supplies — 1.5%
Acme United Corp.	1,973	88,805
Bioventus, Inc., Class A(1)	12,830	112,647
FONAR Corp.(1)	475	8,835
Kewaunee Scientific Corp.(1)	3,650	151,439
Lantheus Holdings, Inc.(1)	126,059	9,443,080
LivaNova PLC(1)	87,137	6,151,872
Novocure Ltd.(1)	88,397	1,208,387
Pro-Dex, Inc.(1)(2)	100	4,431
QuidelOrtho Corp.(1)	157,469	3,580,845
Tactile Systems Technology, Inc.(1)	38,232	1,119,815
Utah Medical Products, Inc.	197	13,122
Varex Imaging Corp.(1)	40,715	536,217
		22,419,495
Health Care Providers and Services — 0.6%
Acadia Healthcare Co., Inc.(1)(2)	4,708	110,356
Brookdale Senior Living, Inc.(1)	321,102	4,912,861
Cross Country Healthcare, Inc.(1)	30,885	268,699
InfuSystem Holdings, Inc.(1)	4,885	42,841
National HealthCare Corp.	1,184	193,584
Nutex Health, Inc.(1)(2)	12,252	1,353,356
PACS Group, Inc.(1)	66,816	2,439,452
		9,321,149
Health Care Technology — 0.1%
CareCloud, Inc.(1)	6,610	16,194
Teladoc Health, Inc.(1)	189,107	994,703
		1,010,897
Hotels, Restaurants and Leisure — 1.5%
Accel Entertainment, Inc.(1)	78,247	888,886
BJ's Restaurants, Inc.(1)	44,946	1,707,498
Bloomin' Brands, Inc.	119,691	732,509
Boyd Gaming Corp.	64,066	5,332,213
Cheesecake Factory, Inc.	54,515	3,531,482
Cracker Barrel Old Country Store, Inc.	46,684	1,527,500
75

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
Golden Entertainment, Inc.	25,359	$732,875
Life Time Group Holdings, Inc.(1)	114,354	3,087,558
Monarch Casino & Resort, Inc.	22,283	2,141,396
ONE Group Hospitality, Inc.(1)	4,532	9,155
RCI Hospitality Holdings, Inc.(2)	10,689	236,548
Super Group SGHC Ltd.	196,863	2,106,434
Target Hospitality Corp.(1)	32,691	254,663
		22,288,717
Household Durables — 1.7%
Bassett Furniture Industries, Inc.	2,036	30,479
Century Communities, Inc.	43,011	2,891,630
Cricut, Inc., Class A	77,653	333,908
Ethan Allen Interiors, Inc.	34,281	780,921
Flexsteel Industries, Inc.	2,695	138,712
Hamilton Beach Brands Holding Co., Class A	2,217	42,212
Hovnanian Enterprises, Inc., Class A(1)	6,500	816,530
La-Z-Boy, Inc.	78,145	2,791,339
Legacy Housing Corp.(1)	3,900	85,488
Leggett & Platt, Inc.	113,068	1,320,634
Lifetime Brands, Inc.	1,029	3,406
M/I Homes, Inc.(1)	28,728	4,083,972
Taylor Morrison Home Corp.(1)	113,796	7,498,018
Tri Pointe Homes, Inc.(1)	86,224	3,992,171
Universal Electronics, Inc.(1)	3,515	13,252
		24,822,672
Household Products — 0.6%
Central Garden & Pet Co.(1)	13,656	535,179
Central Garden & Pet Co., Class A(1)	84,810	2,929,337
Oil-Dri Corp. of America	14,752	1,000,776
Spectrum Brands Holdings, Inc.	53,997	4,232,285
		8,697,577
Independent Power and Renewable Electricity Producers — 0.2%
Hallador Energy Co.(1)	71,411	1,298,252
Montauk Renewables, Inc.(1)	44,200	68,068
XPLR Infrastructure LP(1)	105,116	1,113,178
		2,479,498
Insurance — 6.0%
American Coastal Insurance Corp., Class C	17,574	200,168
American Integrity Insurance Group, Inc.(1)	7,563	153,983
Assured Guaranty Ltd.	51,924	4,476,368
Axis Capital Holdings Ltd.	49,411	5,223,731
Brighthouse Financial, Inc.(1)	124,427	7,463,131
CNO Financial Group, Inc.	148,255	6,198,542
Donegal Group, Inc., Class A	19,555	344,559
Employers Holdings, Inc.	29,743	1,229,873
F&G Annuities & Life, Inc.	16,386	371,143
Fidelis Insurance Holdings Ltd.	89,599	1,707,757
First American Financial Corp.	67,630	4,741,539
Genworth Financial, Inc., Class A(1)	468,042	3,950,274
Greenlight Capital Re Ltd., Class A(1)	11,602	164,632
Hanover Insurance Group, Inc.	52,137	9,417,506
HCI Group, Inc.	17,715	3,125,280
Heritage Insurance Holdings, Inc.(1)	45,914	1,279,623
76

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
Horace Mann Educators Corp.	64,911	$2,824,278
Kemper Corp.	15,869	512,886
Kingstone Cos., Inc.	9,960	164,141
Mercury General Corp.	37,552	3,401,460
NI Holdings, Inc.(1)	1,243	16,507
Oscar Health, Inc., Class A(1)	340,175	4,639,987
Palomar Holdings, Inc.(1)	36,860	4,559,951
Primerica, Inc.	1,586	402,305
ProAssurance Corp.(1)	30,735	754,544
Selective Insurance Group, Inc.	94,695	7,958,168
SiriusPoint Ltd.(1)	211,799	4,477,431
Skyward Specialty Insurance Group, Inc.(1)	59,055	2,744,286
Slide Insurance Holdings, Inc.(1)	134,470	2,554,930
United Fire Group, Inc.	27,545	1,070,399
Universal Insurance Holdings, Inc.	43,465	1,528,664
		87,658,046
Interactive Media and Services — 0.3%
Cargurus, Inc.(1)	29,491	905,374
Cars.com, Inc.(1)	101,866	869,935
Yelp, Inc.(1)	103,759	2,312,788
		4,088,097
IT Services — 0.3%
DXC Technology Co.(1)	408,010	5,136,846
Leisure Products — 1.9%
American Outdoor Brands, Inc.(1)	786	7,153
Brunswick Corp.	122,829	9,779,645
Callaway Golf Co.(1)	303,217	4,263,231
Clarus Corp.	15,909	50,272
Escalade, Inc.	413	5,947
Funko, Inc., Class A(1)	5,273	26,365
JAKKS Pacific, Inc.	6,972	152,408
Johnson Outdoors, Inc., Class A	903	43,786
Latham Group, Inc.(1)	2,328	15,621
Malibu Boats, Inc., Class A(1)	23,856	693,255
MasterCraft Boat Holdings, Inc.(1)	15,391	334,062
Polaris, Inc.	97,562	5,925,916
Sturm Ruger & Co., Inc.	18,866	706,343
YETI Holdings, Inc.(1)	125,369	5,479,879
		27,483,883
Life Sciences Tools and Services — 0.0%
OmniAb, Inc.(1)	2,677	18
OmniAb, Inc.(1)	2,677	9
		27
Machinery — 3.2%
Alamo Group, Inc.	14,563	3,109,637
Albany International Corp., Class A	18,823	1,085,146
Astec Industries, Inc.	35,852	2,226,051
Blue Bird Corp.(1)	51,593	3,006,324
Douglas Dynamics, Inc.	8,221	377,508
Graham Corp.(1)	382	31,026
Greenbrier Cos., Inc.	71,880	4,055,470
Hyster-Yale, Inc.	14,543	535,619
Kennametal, Inc.	136,852	5,512,399
77

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
Lindsay Corp.	12,540	$1,689,138
Luxfer Holdings PLC	41,690	536,550
Mayville Engineering Co., Inc.(1)	5,295	111,195
Microvast Holdings, Inc.(1)(2)	278,596	624,055
Mueller Industries, Inc.	5,591	659,514
Mueller Water Products, Inc., Class A	153,053	4,580,876
Park-Ohio Holdings Corp.	10,456	269,137
Perma-Pipe International Holdings, Inc.(1)	1,168	37,808
Taylor Devices, Inc.(1)	921	80,809
Tennant Co.	32,344	1,973,954
Terex Corp.	125,063	8,603,084
Titan International, Inc.(1)	42,030	408,952
Trinity Industries, Inc.	146,940	5,022,409
Wabash National Corp.	57,918	587,868
Worthington Enterprises, Inc.	20,185	1,130,562
		46,255,091
Marine Transportation — 1.6%
Costamare Bulkers Holdings Ltd.(1)	1,294	24,689
Costamare, Inc.	72,111	1,266,990
Genco Shipping & Trading Ltd.	70,257	1,689,681
Kirby Corp.(1)	72,532	9,414,654
Matson, Inc.	64,835	10,771,039
Safe Bulkers, Inc.	59,963	393,357
		23,560,410
Media — 0.2%
AMC Networks, Inc., Class A(1)	51,176	418,108
Cable One, Inc.(1)	7,887	756,758
Gambling.com Group Ltd.(1)(2)	16,027	69,878
PubMatic, Inc., Class A(1)	50	405
Scholastic Corp.	34,285	1,192,089
		2,437,238
Metals and Mining — 2.6%
Alpha Metallurgical Resources, Inc.(1)	17,724	2,882,809
Caledonia Mining Corp. PLC	26,106	828,604
Century Aluminum Co.(1)	80,012	4,125,419
Commercial Metals Co.	117,813	8,635,693
Compass Minerals International, Inc.(1)	78,926	1,988,935
Ferroglobe PLC	136,010	695,011
Kaiser Aluminum Corp.	27,853	3,624,789
Materion Corp.	31,278	5,100,191
Metallus, Inc.(1)	60,781	1,033,277
Ramaco Resources, Inc., Class B(2)	1,579	18,601
Ryerson Holding Corp.	74,552	1,950,280
SunCoke Energy, Inc.	169,758	967,621
Warrior Met Coal, Inc.	57,019	4,746,261
Worthington Steel, Inc.	26,312	1,093,527
		37,691,018
Oil, Gas and Consumable Fuels — 8.9%
Amplify Energy Corp.(1)	52,838	303,290
Antero Midstream Corp.	102,879	2,312,720
Ardmore Shipping Corp.	67,977	1,113,463
BKV Corp.(1)	23,529	737,164
California Resources Corp.	125,317	7,373,652
78

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
Centrus Energy Corp., Class A(1)(2)	12,811	$2,595,381
Chord Energy Corp.	83,180	9,014,217
CNX Resources Corp.(1)	172,268	7,197,357
Comstock Resources, Inc.(1)	89,694	1,758,899
Core Natural Resources, Inc.	43,966	3,608,729
Crescent Energy Co., Class A	443,819	5,174,930
DHT Holdings, Inc.	162,564	3,168,372
Dorian LPG Ltd.	89,405	3,307,091
Epsilon Energy Ltd.	2,724	13,947
Evolution Petroleum Corp.	14,420	64,457
FutureFuel Corp.	29,967	129,457
Gran Tierra Energy, Inc.(1)(2)	58,223	351,667
Granite Ridge Resources, Inc.	110,787	560,582
Gulfport Energy Corp.(1)	5,563	1,160,776
HighPeak Energy, Inc.(2)	41,225	214,782
International Seaways, Inc.	82,392	6,223,068
Kimbell Royalty Partners LP	151,938	2,178,791
Magnolia Oil & Gas Corp., Class A	229,621	6,388,056
Matador Resources Co.	187,646	9,645,004
Murphy Oil Corp.	198,929	6,594,496
NACCO Industries, Inc., Class A	2,354	135,073
Navigator Holdings Ltd.	3,392	71,300
Nordic American Tankers Ltd.	446,899	2,560,731
Northern Oil & Gas, Inc.	177,093	4,885,996
Par Pacific Holdings, Inc.(1)	64,831	2,766,339
Peabody Energy Corp.	201,412	6,352,534
PrimeEnergy Resources Corp.(1)(2)	1,894	376,717
REX American Resources Corp.(1)	12,946	460,360
Riley Exploration Permian, Inc.	29,969	864,306
SandRidge Energy, Inc.	44,285	776,316
Scorpio Tankers, Inc.	81,953	6,480,843
SFL Corp. Ltd.	242,412	2,668,956
SM Energy Co.	362,071	8,374,702
Talos Energy, Inc.(1)	245,978	3,013,231
Teekay Corp. Ltd.	117,906	1,526,883
Teekay Tankers Ltd., Class A	38,038	2,977,234
VAALCO Energy, Inc.	184,385	949,583
Vitesse Energy, Inc.(2)	50,568	976,468
World Kinect Corp.	83,820	2,091,309
		129,499,229
Paper and Forest Products — 0.8%
Louisiana-Pacific Corp.	100,846	8,545,690
Mercer International, Inc.	41,831	75,296
Sylvamo Corp.	54,852	2,539,647
		11,160,633
Passenger Airlines — 1.7%
Alaska Air Group, Inc.(1)	183,170	9,451,572
Allegiant Travel Co.(1)	44,045	4,499,197
Frontier Group Holdings, Inc.(1)	194,215	862,315
SkyWest, Inc.(1)	77,043	8,018,635
Sun Country Airlines Holdings, Inc.(1)	130,639	2,570,975
		25,402,694
Personal Care Products — 0.1%
Medifast, Inc.(1)(2)	10,077	106,111
79

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
Nature's Sunshine Products, Inc.(1)	26,545	$734,765
Nu Skin Enterprises, Inc., Class A	83,339	706,715
USANA Health Sciences, Inc.(1)	552	11,879
		1,559,470
Pharmaceuticals — 0.8%
Amphastar Pharmaceuticals, Inc.(1)	61,528	1,244,711
ANI Pharmaceuticals, Inc.(1)	15,709	1,160,895
Harmony Biosciences Holdings, Inc.(1)	105,111	2,999,868
Innoviva, Inc.(1)	132,888	3,051,109
Pacira BioSciences, Inc.(1)	89,817	1,967,890
Prestige Consumer Healthcare, Inc.(1)	16,100	1,115,730
SIGA Technologies, Inc.	50,406	326,127
		11,866,330
Professional Services — 0.3%
Clarivate PLC(1)	452,880	1,041,624
Conduent, Inc.(1)	194,120	283,415
IBEX Holdings Ltd.(1)	17,260	498,814
Kelly Services, Inc., Class A	26,133	253,752
Kforce, Inc.	20,339	549,560
ManpowerGroup, Inc.	17,320	484,440
TrueBlue, Inc.(1)	14,314	60,548
Upwork, Inc.(1)	124,006	1,664,161
		4,836,314
Real Estate Management and Development — 0.7%
AMREP Corp.(1)	100	2,526
Douglas Elliman, Inc.(1)	47,199	107,614
Forestar Group, Inc.(1)	30,545	877,252
Howard Hughes Holdings, Inc.(1)	58,754	4,252,027
Opendoor Technologies, Inc.(1)	965,546	5,233,259
		10,472,678
Semiconductors and Semiconductor Equipment — 0.9%
Amkor Technology, Inc.	122,877	5,875,978
Photronics, Inc.(1)	133,452	4,995,109
SkyWater Technology, Inc.(1)	90,833	2,675,940
		13,547,027
Software — 0.4%
InterDigital, Inc.	11,170	4,094,140
Pagaya Technologies Ltd., Class A(1)	117,497	1,314,792
		5,408,932
Specialty Retail — 5.1%
Abercrombie & Fitch Co., Class A(1)	69,097	6,757,687
Academy Sports & Outdoors, Inc.	97,816	5,881,676
Advance Auto Parts, Inc.(2)	109,847	5,840,565
American Eagle Outfitters, Inc.	237,237	5,828,913
Arhaus, Inc.(1)	54,576	450,252
Buckle, Inc.	48,258	2,584,216
Build-A-Bear Workshop, Inc.	22,469	1,093,341
Caleres, Inc.	47,972	570,387
CarMax, Inc.(1)	86,740	3,744,566
Citi Trends, Inc.(1)	2,718	128,779
Designer Brands, Inc., Class A	64,581	459,817
Duluth Holdings, Inc., Class B(1)	5,416	11,644
Five Below, Inc.(1)	65,948	14,741,356
80

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
Haverty Furniture Cos., Inc.	17,133	$407,937
Lands' End, Inc.(1)	15,354	246,739
MarineMax, Inc.(1)	35,752	1,090,436
Sally Beauty Holdings, Inc.(1)	180,165	2,895,251
Shoe Carnival, Inc.	26,998	545,090
Signet Jewelers Ltd.	72,573	6,980,797
Sonic Automotive, Inc., Class A	15,377	964,445
Tile Shop Holdings, Inc.(1)	13,719	45,959
Urban Outfitters, Inc.(1)	85,026	5,628,721
Victoria's Secret & Co.(1)	130,461	8,179,905
		75,078,479
Technology Hardware, Storage and Peripherals — 0.2%
Diebold Nixdorf, Inc.(1)	40,004	3,200,320
Textiles, Apparel and Luxury Goods — 1.9%
Carter's, Inc.	64,621	2,168,035
Columbia Sportswear Co.	28,620	1,772,723
Crocs, Inc.(1)	76,206	6,912,646
Ermenegildo Zegna NV(2)	31,597	356,098
Fossil Group, Inc.(1)	37,413	175,093
G-III Apparel Group Ltd.	74,043	2,264,975
Movado Group, Inc.	18,561	463,097
Oxford Industries, Inc.	25,344	1,003,369
PVH Corp.	75,096	5,151,586
Rocky Brands, Inc.	8,769	396,359
Superior Group of Cos., Inc.	14,433	143,320
Unifi, Inc.(1)	4,426	17,394
Vera Bradley, Inc.(1)	9,946	26,257
VF Corp.	327,233	6,354,865
		27,205,817
Trading Companies and Distributors — 2.3%
Air Lease Corp.	128,621	8,339,786
Boise Cascade Co.	4,394	363,560
DNOW, Inc.(1)	121,038	1,425,828
GATX Corp.	66,514	12,249,883
Global Industrial Co.	32	1,055
Hudson Technologies, Inc.(1)	71,176	506,061
Karat Packaging, Inc.	6,112	150,661
NPK International, Inc.(1)	147,274	2,125,164
Rush Enterprises, Inc., Class A	104,101	7,388,048
Rush Enterprises, Inc., Class B	8,082	522,501
Titan Machinery, Inc.(1)	43,597	849,705
		33,922,252
Wireless Telecommunication Services — 0.5%
Array Digital Infrastructure, Inc.	23,081	1,124,737
Telephone & Data Systems, Inc.	152,095	6,806,251
		7,930,988
TOTAL COMMON STOCKS (Cost $1,160,568,287)		1,452,933,308
WARRANTS — 0.0%
Real Estate Management and Development — 0.0%
Opendoor Technologies, Inc.(1)(2) (Cost $—)	32,184	27,067
81

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
RIGHTS — 0.0%
Software — 0.0%
Gen Digital, Inc.(1) (Cost $46,543)	11,934	$15,156
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,848,703	9,848,703
State Street Navigator Securities Lending Government Money Market Portfolio(3)	13,111,156	13,111,156
TOTAL SHORT-TERM INVESTMENTS (Cost $22,959,859)		22,959,859
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $1,183,574,689)		1,475,935,390
OTHER ASSETS AND LIABILITIES — (0.9)%		(13,336,324)
TOTAL NET ASSETS — 100.0%		$1,462,599,066

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	27	March 2026	$3,556,845	$108,768
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $15,343,715. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $15,765,925, which includes securities collateral of $2,654,769.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities and other financial instruments were classified as Level 1.

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Equity
Liability Derivatives:
Payable for variation margin on futures contracts*	$62,412
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended February 28, 2026.

Type of Risk Exposure
Equity
Net realized gain (loss) on:
Futures contract transactions	$711,556

Change in net unrealized appreciation (depreciation) on:
Futures contracts	$(180,536)

See Notes to Financial Statements.
82

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)
	Avantis U.S. Equity Fund	Avantis U.S. Large Cap Value Fund
Assets
Investment securities, at value	$614,402,531	$716,154,132
Investment made with cash collateral received for securities on loan, at value	1,235,993	1,304,931
Cash	4,214,469	—
Deposits with broker for futures contracts	96,819	72,614
Receivable for investments sold	307,595,409	—
Receivable for capital shares sold	400,778	3,466,048
Dividends and interest receivable	917,237	877,126
Securities lending receivable	596	476
	928,863,832	721,875,327

Liabilities
Payable for collateral received for securities on loan	1,235,993	1,304,931
Payable for investments purchased	—	804,954
Payable for capital shares redeemed	310,103,660	4,340,802
Payable for variation margin on futures contracts	6,245	4,684
Accrued management fees	79,932	77,778
	311,425,830	6,533,149

Net Assets	$617,438,002	$715,342,178

Net Assets Consist of:
Capital paid in	$267,025,982	$556,374,179
Distributable earnings (loss)	350,412,020	158,967,999
	$617,438,002	$715,342,178

Investment securities, at cost	$438,170,022	$578,404,549
Investment securities on loan, at value	$2,432,009	$2,158,411
Investment made with cash collateral received for securities on loan, at cost	$1,235,993	$1,304,931

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis U.S. Equity Fund
Institutional Class	$384,296,432	17,579,440	$21.86
G Class	$233,141,570	10,657,268	$21.88
Avantis U.S. Large Cap Value Fund
Institutional Class	$685,411,824	39,026,460	$17.56
G Class	$29,930,354	1,704,306	$17.56

See Notes to Financial Statements.
83

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)
	Avantis U.S. Small Cap Equity Fund	Avantis U.S. Small Cap Value Fund
Assets
Investment securities, at value	$123,493,580	$1,462,824,234
Investment made with cash collateral received for securities on loan, at value	3,493,511	13,111,156
Cash	450,252	—
Deposits with broker for futures contracts	10,652	287,601
Receivable for investments sold	—	26,290
Receivable for capital shares sold	146,326	1,128,683
Dividends and interest receivable	78,022	1,153,767
Securities lending receivable	2,477	4,756
	127,674,820	1,478,536,487

Liabilities
Payable for collateral received for securities on loan	3,493,511	13,111,156
Payable for investments purchased	—	518,334
Payable for capital shares redeemed	41,021	1,981,723
Payable for variation margin on futures contracts	2,312	62,412
Accrued management fees	24,618	263,796
	3,561,462	15,937,421

Net Assets	$124,113,358	$1,462,599,066

Net Assets Consist of:
Capital paid in	$106,046,379	$1,159,446,857
Distributable earnings (loss)	18,066,979	303,152,209
	$124,113,358	$1,462,599,066

Investment securities, at cost	$108,469,047	$1,170,463,533
Investment securities on loan, at value	$5,549,537	$15,343,715
Investment made with cash collateral received for securities on loan, at cost	$3,493,511	$13,111,156

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis U.S. Small Cap Equity Fund
Institutional Class	$123,439,611	9,739,244	$12.67
G Class	$673,747	53,121	$12.68
Avantis U.S. Small Cap Value Fund
Institutional Class	$1,386,260,519	72,220,498	$19.19
G Class	$76,338,547	3,975,191	$19.20

See Notes to Financial Statements.
84

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)
	Avantis U.S. Equity Fund	Avantis U.S. Large Cap Value Fund
Investment Income (Loss)
Income:
Dividends	$6,084,194	$4,545,668
Interest	39,154	71,366
Securities lending, net	6,488	2,280
Less foreign taxes withheld	(1,512)	—
	6,128,324	4,619,314

Expenses:
Management fees	684,407	401,910
Trustees' fees and expenses	3,749	—
Other expenses	326	463
	688,482	402,373
Fees waived - G Class	(162,531)	(18,187)
	525,951	384,186

Net investment income (loss)	5,602,373	4,235,128

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	181,447,010	19,215,672
Futures contract transactions	54,325	185,980
	181,501,335	19,401,652

Change in net unrealized appreciation (depreciation) on:
Investments	(93,067,419)	83,553,919
Futures contracts	(13,706)	(77,751)
	(93,081,125)	83,476,168

Net realized and unrealized gain (loss)	88,420,210	102,877,820

Net Increase (Decrease) in Net Assets Resulting from Operations	$94,022,583	$107,112,948

See Notes to Financial Statements.
85

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)
	Avantis U.S. Small Cap Equity Fund	Avantis U.S. Small Cap Value Fund
Investment Income (Loss)
Income:
Dividends	$735,526	$10,819,298
Interest	20,197	159,499
Securities lending, net	17,696	70,825
Less foreign taxes withheld	(807)	(17,995)
	772,612	11,031,627

Expenses:
Management fees	136,198	1,556,784
Trustees' fees and expenses	760	—
Other expenses	295	1,550
	137,253	1,558,334
Fees waived - G Class	(771)	(31,552)
	136,482	1,526,782

Net investment income (loss)	636,130	9,504,845

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	7,419,926	45,544,990
Futures contract transactions	97,059	711,556
	7,516,985	46,256,546

Change in net unrealized appreciation (depreciation) on:
Investments	8,097,456	112,304,396
Futures contracts	4,028	(180,536)
	8,101,484	112,123,860

Net realized and unrealized gain (loss)	15,618,469	158,380,406

Net Increase (Decrease) in Net Assets Resulting from Operations	$16,254,599	$167,885,251

See Notes to Financial Statements.
86

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2025
	Avantis U.S. Equity Fund		Avantis U.S. Large Cap Value Fund
Increase (Decrease) in Net Assets	February 28, 2026	August 31, 2025	February 28, 2026	August 31, 2025
Operations
Net investment income (loss)	$5,602,373	$11,066,760	$4,235,128	$6,648,715
Net realized gain (loss)	181,501,335	7,126,914	19,401,652	16,922,427
Change in net unrealized appreciation (depreciation)	(93,081,125)	93,902,248	83,476,168	10,044,990
Net increase (decrease) in net assets resulting from operations	94,022,583	112,095,922	107,112,948	33,616,132

Distributions to Shareholders
From earnings:
Institutional Class	(18,391,933)	(9,401,422)	(18,293,160)	(4,696,440)
G Class	(5,774,343)	(844,462)	(939,957)	(274,779)
Decrease in net assets from distributions	(24,166,276)	(10,245,884)	(19,233,117)	(4,971,219)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(397,950,095)	97,852,441	260,058,198	40,185,733

Net increase (decrease) in net assets	(328,093,788)	199,702,479	347,938,029	68,830,646

Net Assets
Beginning of period	945,531,790	745,829,311	367,404,149	298,573,503
End of period	$617,438,002	$945,531,790	$715,342,178	$367,404,149

See Notes to Financial Statements.
87

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2025
	Avantis U.S. Small Cap Equity Fund		Avantis U.S. Small Cap Value Fund
Increase (Decrease) in Net Assets	February 28, 2026	August 31, 2025	February 28, 2026	August 31, 2025
Operations
Net investment income (loss)	$636,130	$904,490	$9,504,845	$18,656,665
Net realized gain (loss)	7,516,985	164,630	46,256,546	27,502,138
Change in net unrealized appreciation (depreciation)	8,101,484	6,725,430	112,123,860	28,014,758
Net increase (decrease) in net assets resulting from operations	16,254,599	7,794,550	167,885,251	74,173,561

Distributions to Shareholders
From earnings:
Institutional Class	(5,991,466)	(128,687)	(79,664,046)	(38,207,104)
G Class	(33,049)	(3,465)	(1,676,341)	(214,273)
Decrease in net assets from distributions	(6,024,515)	(132,152)	(81,340,387)	(38,421,377)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	7,066,844	96,946,979	167,283,719	311,798,428

Net increase (decrease) in net assets	17,296,928	104,609,377	253,828,583	347,550,612

Net Assets
Beginning of period	106,816,430	2,207,053	1,208,770,483	861,219,871
End of period	$124,113,358	$106,816,430	$1,462,599,066	$1,208,770,483

See Notes to Financial Statements.
88

Notes to Financial Statements

FEBRUARY 28, 2026 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Delaware statutory trust. The financial statements herein relate to the following funds and the respective share classes offered by the trust.

Avantis U.S. Equity Fund	Institutional, G
Avantis U.S. Large Cap Value Fund	Institutional, G
Avantis U.S. Small Cap Equity Fund	Institutional, G
Avantis U.S. Small Cap Value Fund	Institutional, G

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

89

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income —  Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.
90

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the funds' distributor, American Century Investment Services, Inc., and the funds' transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears.  The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The annual management fee including any waiver impacts for the period ended February 28, 2026 are as follows:

	Annual Management Fee
	Institutional Class	G Class	G Class (before waiver)
Avantis U.S. Equity Fund	0.15%	0.00%	0.15%
Avantis U.S. Large Cap Value Fund	0.15%	0.00%	0.15%
Avantis U.S. Small Cap Equity Fund	0.25%	0.00%	0.25%
Avantis U.S. Small Cap Value Fund	0.25%	0.00%	0.25%

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Avantis U.S. Equity Fund	American Century Asset Allocation Portfolios, Inc.	25%

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Investment transactions, excluding short-term investments and in kind transactions, for the period ended February 28, 2026 were as follows:

	Avantis U.S. Equity Fund	Avantis U.S. Large Cap Value Fund	Avantis U.S. Small Cap Equity Fund	Avantis U.S. Small Cap Value Fund
Purchases	$20,913,733	$391,508,242	$48,259,820	$352,598,996
Sales	$128,230,851	$145,459,771	$44,484,975	$241,665,130

For the period ended February 28, 2026, Avantis U.S. Equity Fund incurred net realized gains of $157,259,921 from redemptions in kind. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.
91

5. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2026		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Avantis U.S. Equity Fund
Institutional Class
Sold	998,006	$21,013,727	3,761,067	$67,124,002
Issued in reinvestment of distributions	877,754	18,345,052	485,916	9,378,192
Redeemed	(18,620,427)	(403,873,272)	(8,281,500)	(153,861,214)
	(16,744,667)	(364,514,493)	(4,034,517)	(77,359,020)
G Class
Sold	1,670,551	35,734,228	12,512,695	237,016,743
Issued in reinvestment of distributions	276,152	5,774,343	43,732	844,462
Redeemed	(3,594,196)	(74,944,173)	(3,308,366)	(62,649,744)
	(1,647,493)	(33,435,602)	9,248,061	175,211,461
Net increase (decrease)	(18,392,160)	$(397,950,095)	5,213,544	$97,852,441

	Six months ended February 28, 2026		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Avantis U.S. Large Cap Value Fund
Institutional Class
Sold	17,790,484	$280,796,207	15,911,377	$226,765,092
Issued in reinvestment of distributions	1,167,515	18,283,279	313,531	4,693,551
Redeemed	(2,893,191)	(46,822,655)	(13,407,952)	(191,536,276)
	16,064,808	252,256,831	2,816,956	39,922,367
G Class
Sold	669,831	10,375,525	356,454	5,098,016
Issued in reinvestment of distributions	60,061	939,957	18,355	274,779
Redeemed	(214,669)	(3,514,115)	(356,218)	(5,109,429)
	515,223	7,801,367	18,591	263,366
Net increase (decrease)	16,580,031	$260,058,198	2,835,547	$40,185,733

	Six months ended February 28, 2026		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Avantis U.S. Small Cap Equity Fund
Institutional Class
Sold	2,701,411	$31,655,737	10,301,002	$111,384,332
Issued in reinvestment of distributions	512,529	5,991,466	10,980	128,687
Redeemed	(2,559,352)	(30,613,408)	(1,377,326)	(14,569,505)
	654,588	7,033,795	8,934,656	96,943,514
G Class
Issued in reinvestment of distributions	2,825	33,049	296	3,465
Net increase (decrease)	657,413	$7,066,844	8,934,952	$96,946,979

92

	Six months ended February 28, 2026		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Avantis U.S. Small Cap Value Fund
Institutional Class
Sold	13,179,549	$243,888,364	33,523,247	$562,660,075
Issued in reinvestment of distributions	4,377,229	76,338,876	2,013,603	36,828,797
Redeemed	(11,347,646)	(205,301,006)	(18,371,858)	(304,359,917)
	6,209,132	114,926,234	17,164,992	295,128,955
G Class
Sold	2,811,829	54,162,416	1,249,180	21,401,215
Issued in reinvestment of distributions	96,121	1,676,340	11,722	214,273
Redeemed	(190,856)	(3,481,271)	(289,340)	(4,946,015)
	2,717,094	52,357,485	971,562	16,669,473
Net increase (decrease)	8,926,226	$167,283,719	18,136,554	$311,798,428

6. Derivative Instruments

A fund may invest in various types of derivative instruments as permitted by its investment objectives and policies. The following is a summary of the primary underlying risks and derivative strategies used during the period. The Schedule of Investments provides additional information on the value and effect of a fund’s derivative instruments activity.

Equity Price Risk — The funds may be subject to equity price risk in the normal course of pursuing their investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The average notional exposure to equity price risk derivative instruments held during the period was as follows:

Futures Contracts Purchased
Avantis U.S. Equity Fund	$1,377,800
Avantis U.S. Large Cap Value Fund	$1,201,090
Avantis U.S. Small Cap Equity Fund	$250,788
Avantis U.S. Small Cap Value Fund	$2,902,019

7. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

93

As of period end, the components of investments for federal income tax purposes were as follows:

	Avantis U.S. Equity Fund	Avantis U.S. Large Cap Value Fund	Avantis U.S. Small Cap Equity Fund	Avantis U.S. Small Cap Value Fund
Federal tax cost of investments	$439,732,758	$579,777,492	$111,986,027	$1,184,209,258
Gross tax appreciation of investments	$203,954,213	$153,595,905	$23,112,265	$361,869,398
Gross tax depreciation of investments	(28,048,447)	(15,914,334)	(8,111,201)	(70,143,266)
Net tax appreciation (depreciation) of investments	$175,905,766	$137,681,571	$15,001,064	$291,726,132

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales.

94

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis U.S. Equity Fund
Institutional Class
2026(3)	$20.27	0.12	2.02	2.14	(0.24)	(0.31)	(0.55)	$21.86	10.70%	0.15%	0.15%	1.19%	1.19%	2%	$384,296
2025	$18.01	0.25	2.26	2.51	(0.25)	—	(0.25)	$20.27	14.02%	0.15%	0.15%	1.32%	1.32%	16%	$695,745
2024	$14.74	0.23	3.23	3.46	(0.19)	—	(0.19)	$18.01	23.72%	0.15%	0.15%	1.46%	1.46%	10%	$690,706
2023	$13.23	0.24	1.48	1.72	(0.21)	—	(0.21)	$14.74	13.19%	0.15%	0.15%	1.79%	1.79%	7%	$585,425
2022	$14.93	0.22	(1.78)	(1.56)	(0.10)	(0.04)	(0.14)	$13.23	(10.57)%	0.15%	0.15%	1.52%	1.52%	4%	$338,381
2021	$10.92	0.18	3.95	4.13	(0.09)	(0.03)	(0.12)	$14.93	38.03%	0.15%	0.15%	1.37%	1.37%	3%	$212,075
G Class
2026(3)	$20.30	0.14	2.02	2.16	(0.27)	(0.31)	(0.58)	$21.88	10.80%	0.00%	0.15%	1.34%	1.19%	2%	$233,142
2025	$18.03	0.27	2.28	2.55	(0.28)	—	(0.28)	$20.30	14.23%	0.00%	0.15%	1.47%	1.32%	16%	$249,786
2024	$14.76	0.26	3.22	3.48	(0.21)	—	(0.21)	$18.03	23.88%	0.00%	0.15%	1.61%	1.46%	10%	$55,123
2023	$13.26	0.26	1.47	1.73	(0.23)	—	(0.23)	$14.76	13.26%	0.00%	0.15%	1.94%	1.79%	7%	$34,692
2022	$14.95	0.25	(1.78)	(1.53)	(0.12)	(0.04)	(0.16)	$13.26	(10.36)%	0.00%	0.15%	1.67%	1.52%	4%	$25,097
2021(4)	$12.80	0.14	2.01	2.15	—	—	—	$14.95	16.80%	0.00%	0.15%	1.55%	1.40%	3%(5)	$1,663

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2026 (unaudited).
(4)January 20, 2021 (commencement of sale) through August 31, 2021.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis U.S. Large Cap Value Fund
Institutional Class
2026(3)	$15.21	0.13	2.75	2.88	(0.18)	(0.35)	(0.53)	$17.56	19.32%	0.15%	0.15%	1.57%	1.57%	27%	$685,412
2025	$14.01	0.26	1.17	1.43	(0.23)	—	(0.23)	$15.21	10.23%	0.15%	0.15%	1.79%	1.79%	57%	$349,300
2024	$11.70	0.25	2.26	2.51	(0.20)	—	(0.20)	$14.01	21.77%	0.15%	0.15%	1.95%	1.95%	17%	$282,164
2023	$10.48	0.26	1.07	1.33	(0.11)	—	(0.11)	$11.70	12.76%	0.16%	0.16%	2.34%	2.34%	40%	$141,271
2022(4)	$10.00	0.08	0.40	0.48	—	—	—	$10.48	4.80%	0.15%	0.15%	3.59%	3.59%	0%	$80,581
G Class
2026(3)	$15.23	0.13	2.75	2.88	(0.20)	(0.35)	(0.55)	$17.56	19.34%	0.00%	0.15%	1.72%	1.57%	27%	$29,930
2025	$14.02	0.28	1.18	1.46	(0.25)	—	(0.25)	$15.23	10.46%	0.00%	0.15%	1.94%	1.79%	57%	$18,104
2024	$11.71	0.27	2.25	2.52	(0.21)	—	(0.21)	$14.02	21.94%	0.00%	0.15%	2.10%	1.95%	17%	$16,409
2023	$10.48	0.27	1.08	1.35	(0.12)	—	(0.12)	$11.71	12.95%	0.01%	0.16%	2.49%	2.34%	40%	$13,355
2022(4)	$10.00	0.05	0.43	0.48	—	—	—	$10.48	4.80%	0.00%	0.15%	3.74%	3.59%	0%	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2026 (unaudited).
(4)June 21, 2022 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis U.S. Small Cap Equity Fund
Institutional Class
2026(3)	$11.69	0.07	1.54	1.61	(0.14)	(0.49)	(0.63)	$12.67	14.19%	0.25%	0.25%	1.17%	1.17%	40%	$123,440
2025	$11.03	0.15	0.56	0.71	(0.05)	—	(0.05)	$11.69	6.47%	0.25%	0.25%	1.43%	1.43%	15%	$106,227
2024(4)	$10.00	0.03	1.00	1.03	—	—	—	$11.03	10.30%	0.25%	0.25%	1.42%	1.42%	0%	$1,655
G Class
2026(3)	$11.71	0.08	1.55	1.63	(0.17)	(0.49)	(0.66)	$12.68	14.36%	0.00%	0.25%	1.42%	1.17%	40%	$674
2025	$11.04	0.17	0.57	0.74	(0.07)	—	(0.07)	$11.71	6.70%	0.00%	0.25%	1.68%	1.43%	15%	$589
2024(4)	$10.00	0.03	1.01	1.04	—	—	—	$11.04	10.40%	0.00%	0.25%	1.67%	1.42%	0%	$552

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2026 (unaudited).
(4)June 20, 2024 (fund inception) through August 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis U.S. Small Cap Value Fund
Institutional Class
2026(3)	$17.97	0.14	2.32	2.46	(0.28)	(0.96)	(1.24)	$19.19	14.33%	0.25%	0.25%	1.52%	1.52%	19%	$1,386,261
2025	$17.53	0.31	0.83	1.14	(0.24)	(0.46)	(0.70)	$17.97	6.44%	0.25%	0.25%	1.84%	1.84%	20%	$1,186,127
2024	$14.89	0.30	2.60	2.90	(0.26)	—	(0.26)	$17.53	19.76%	0.25%	0.25%	1.85%	1.85%	21%	$856,189
2023	$14.27	0.29	1.42	1.71	(0.25)	(0.84)	(1.09)	$14.89	12.59%	0.25%	0.25%	2.06%	2.06%	22%	$427,244
2022	$15.20	0.25	(0.29)	(0.04)	(0.19)	(0.70)	(0.89)	$14.27	(0.61)%	0.25%	0.25%	1.70%	1.70%	45%	$368,198
2021	$9.03	0.24	6.01	6.25	(0.08)	—(4)	(0.08)	$15.20	69.57%	0.25%	0.25%	1.81%	1.81%	37%	$260,196
G Class
2026(3)	$18.00	0.17	2.31	2.48	(0.32)	(0.96)	(1.28)	$19.20	14.48%	0.00%	0.25%	1.77%	1.52%	19%	$76,339
2025	$17.56	0.34	0.85	1.19	(0.29)	(0.46)	(0.75)	$18.00	6.71%	0.00%	0.25%	2.09%	1.84%	20%	$22,644
2024	$14.92	0.34	2.59	2.93	(0.29)	—	(0.29)	$17.56	20.03%	0.00%	0.25%	2.10%	1.85%	21%	$5,031
2023	$14.29	0.32	1.44	1.76	(0.29)	(0.84)	(1.13)	$14.92	12.94%	0.00%	0.25%	2.31%	2.06%	22%	$3,200
2022	$15.22	0.28	(0.28)	—	(0.23)	(0.70)	(0.93)	$14.29	(0.37)%	0.00%	0.25%	1.95%	1.70%	45%	$2,304
2021(5)	$12.82	0.18	2.22	2.40	—	—	—	$15.22	18.72%	0.00%	0.25%	2.00%	1.75%	37%(6)	$161

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2026 (unaudited).
(4)Per-share amount was less than $0.005.
(5)January 20, 2021 (commencement of sale) through August 31, 2021.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

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Semiannual Financial Statements and Other Information

February 28, 2026

Avantis® Emerging Markets Equity Fund
Institutional Class (AVEEX)
G Class (AVENX)
Avantis® International Equity Fund
Institutional Class (AVDEX)
G Class (AVDNX)
Avantis® International Small Cap Value Fund
Institutional Class (AVDVX)
G Class (AVANX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit avantisinvestors.com/docs.

Schedule of Investments - Avantis Emerging Markets Equity Fund
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.1%
Brazil — 4.5%
Allos SA	65,561	$417,421
Ambev SA, ADR(1)	162,318	512,925
Ambipar Participacoes e Empreendimentos SA(2)	19,400	908
Anima Holding SA	600	595
Aura Minerals, Inc.	4,393	370,989
Auren Energia SA	64,902	150,782
Automob Participacoes SA(2)	1,984	5,058
Axia Energia, ADR	90,355	1,091,488
Axia Energia, Class B Preference Shares	12,900	168,821
Axia Energia, Class C, ADR(1)(2)	20,089	235,644
Axia Energia, Class C Preference Shares(2)	4,625	53,598
Azzas 2154 SA	30,200	153,872
B3 SA - Brasil Bolsa Balcao	133,300	465,958
Banco ABC Brasil SA(2)	1,348	7,076
Banco ABC Brasil SA, Preference Shares	19,292	102,284
Banco BMG SA, Preference Shares	20,300	20,037
Banco Bradesco SA	137,959	495,431
Banco Bradesco SA, ADR	461,064	1,885,752
Banco BTG Pactual SA	76,768	920,497
Banco do Brasil SA	107,620	567,438
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	53,300	193,175
Banco Mercantil do Brasil SA, Preference Shares	800	12,812
Banco Santander Brasil SA, ADR(1)	28,959	188,523
BB Seguridade Participacoes SA	62,200	422,351
BR Advisory Partners Participacoes SA	19,100	72,242
BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,400	39,019
Braskem SA, Class A, ADR(2)	13,074	50,073
Brava Energia(2)	109,939	401,455
Caixa Seguridade Participacoes SA	14,000	48,938
Camil Alimentos SA	39,600	53,068
Cia Brasileira de Aluminio(2)	42,653	84,699
Cia Brasileira de Distribuicao(2)	52,900	32,195
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	19,200	31,460
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	29,378	881,634
Cia de Saneamento de Minas Gerais Copasa MG	52,100	554,385
Cia De Sanena Do Parana, Preference Shares	182,300	305,463
Cia Energetica de Minas Gerais, ADR	241,774	573,004
Cia Paranaense de Energia - Copel	103,000	295,750
Cia Paranaense de Energia - Copel, ADR	6,132	71,070
Cia Siderurgica Nacional SA, ADR(2)	74,734	125,553
CPFL Energia SA	15,800	154,748
Cristal Pigmentos do Brasil SA, Preference Shares(2)	200	726
Cury Construtora e Incorporadora SA	44,700	339,185
Cyrela Brazil Realty SA Empreendimentos e Participacoes	57,800	347,826
Cyrela Brazil Realty SA Empreendimentos e Participacoes, Preference Shares(2)	10,957	62,303
Dexco SA	119,770	127,328
Dexxos Participacoes SA	4,050	5,980
Dimed SA Distribuidora da Medicamentos	12,700	39,885
EcoRodovias Infraestrutura e Logistica SA	146,400	305,851
Embraer SA, ADR	16,491	1,190,980
2

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Empreendimentos Pague Menos SA	32,402	$43,991
Energisa SA	78,590	831,047
Eneva SA(2)	42,000	174,423
Engie Brasil Energia SA	14,840	96,975
Equatorial SA	81,175	664,094
Eucatex SA Industria e Comercio, Preference Shares	3,000	12,629
Even Construtora e Incorporadora SA	34,800	56,886
Ez Tec Empreendimentos e Participacoes SA	20,726	63,474
Fras-Le SA	16,400	77,865
Gerdau SA, ADR	163,664	661,203
Grazziotin SA, Preference Shares	232	1,245
Grendene SA	46,400	46,070
Grupo Multi SA	62,800	16,415
Grupo SBF SA	29,300	71,900
Guararapes Confeccoes SA	19,100	37,481
Iguatemi SA	39,437	224,167
Inter & Co., Inc., Class A	47,627	414,831
Iochpe Maxion SA	40,800	83,566
Irani Papel e Embalagem SA	5,300	10,121
IRB-Brasil Resseguros SA(2)	14,647	177,084
Isa Energia Brasil SA, Preference Shares	58,100	323,678
Itau Unibanco Holding SA, ADR	212,021	1,918,790
Jalles Machado SA(2)	18,157	10,661
JBS NV, BDR(2)	34,900	589,757
JHSF Participacoes SA	84,900	164,616
JSL SA	18,100	27,786
Kepler Weber SA	37,300	70,358
Klabin SA	218,867	879,054
Light SA(2)	15,600	14,972
Localiza Rent a Car SA	43,248	428,642
Localiza Rent a Car SA, Preference Shares(2)	1,663	15,983
LOG Commercial Properties e Participacoes SA	9,100	50,448
Log-in Logistica Intermodal SA(2)	5,558	34,726
Lojas Quero-Quero SA(2)	43,536	18,343
Lojas Renner SA	136,587	417,767
M Dias Branco SA	7,800	35,405
Magazine Luiza SA	113,835	208,729
Mahle Metal Leve SA	11,600	81,708
Marcopolo SA	20,680	26,382
Marcopolo SA, Preference Shares	122,210	164,965
Marisa Lojas SA(2)	7,757	1,332
MBRF Global Foods Co. SA	13,043	52,666
Metalurgica Gerdau SA, Preference Shares	117,063	212,593
Mills Locacao Servicos e Logistica SA	12,849	37,821
Minerva SA	60,100	61,196
Motiva Infraestrutura de Mobilidade SA	217,200	702,887
Moura Dubeux Engenharia SA	9,100	58,614
Movida Participacoes SA	66,600	191,622
MRV Engenharia e Participacoes SA(2)	85,800	171,382
Multiplan Empreendimentos Imobiliarios SA	18,400	126,052
Natura Cosmeticos SA(2)	24,178	43,012
NU Holdings Ltd., Class A(2)	6,751	101,130
Oceanpact Servicos Maritimos SA(2)	13,400	25,067
3

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Odontoprev SA	55,660	$158,625
Pagseguro Digital Ltd., Class A	28,413	301,462
PBG SA(2)	18,400	11,593
Petroleo Brasileiro SA - Petrobras, ADR	92,953	1,545,808
Petroleo Brasileiro SA - Petrobras, ADR, Preference Shares	115,925	1,785,245
Petroreconcavo SA	27,600	66,651
Porto Seguro SA	3,800	38,878
Positivo Tecnologia SA	18,500	14,615
PRIO SA(2)	102,800	1,077,229
Profarma Distribuidora de Produtos Farmaceuticos SA	1,200	2,109
Raia Drogasil SA	212,772	1,040,929
Raizen SA, Preference Shares(2)	182,400	22,415
Rede D'Or Sao Luiz SA	17,010	134,547
Romi SA	7,778	12,441
Rumo SA	44,500	138,713
Sao Carlos Empreendimentos e Participacoes SA	100	292
Sao Martinho SA	37,100	130,047
Ser Educacional SA	25,500	61,530
Simpar SA	29,750	73,758
SLC Agricola SA	28,507	91,641
Smartfit Escola de Ginastica e Danca SA	16,499	65,172
StoneCo Ltd., A Shares(2)	10,828	181,910
Suzano SA, ADR(1)	78,919	894,152
SYN prop e tech SA	7,800	7,303
Taurus Armas SA, Preference Shares	11,660	13,260
Tegma Gestao Logistica SA	4,500	34,620
Telefonica Brasil SA, ADR	26,079	440,996
TIM SA, ADR(1)	18,131	498,240
TOTVS SA	12,900	95,269
Trisul SA	20,021	29,134
Tupy SA(2)	14,700	38,854
Ultrapar Participacoes SA, ADR	142,929	721,791
Uniao Pet Participacoes SA(2)	93,200	55,086
Unipar Carbocloro SA, Class B Preference Shares	6,100	84,340
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares(2)	71,700	98,183
Vale SA, ADR	250,865	4,309,861
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	17,600	74,431
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	153,400	132,858
Vibra Energia SA	215,058	1,245,923
Vulcabras SA	1,744	6,491
WEG SA	30,900	299,567
Wiz Co.	15,300	27,636
XP, Inc., Class A	66,068	1,422,444
YDUQS Participacoes SA	19,100	49,664
Zamp SA(2)	16,028	10,943
		43,218,522
Chile — 0.6%
Banco de Chile	2,959,390	610,361
Banco de Credito e Inversiones SA	7,809	535,014
Banco Itau Chile SA	4,740	113,486
Banco Santander Chile, ADR	19,104	647,817
Besalco SA	2,057	3,207
CAP SA(2)	15,673	127,674
4

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Cencosud SA	42,171	$131,836
Cencosud Shopping SA	29,082	84,311
Cia Cervecerias Unidas SA, ADR(1)	3,927	52,386
Cia Sud Americana de Vapores SA	3,721,444	202,041
Colbun SA	1,170,058	194,837
Embotelladora Andina SA, Class B Preference Shares	49,724	239,517
Empresa Nacional de Telecomunicaciones SA	47,942	214,017
Empresas CMPC SA	136,824	202,781
Empresas Copec SA	40,808	336,855
Enel Americas SA	3,085,442	277,544
Enel Chile SA	2,820,356	236,110
Engie Energia Chile SA	125,063	214,400
Falabella SA	69,740	518,086
Parque Arauco SA	20,518	97,410
Plaza SA	19,325	91,257
Ripley Corp. SA	222,768	111,843
Salfacorp SA	4,009	6,114
Sociedad Quimica y Minera de Chile SA, ADR(2)	10,854	828,160
SONDA SA	1,402	479
Vina Concha y Toro SA	72,733	77,910
		6,155,453
China — 22.4%
361 Degrees International Ltd.	194,000	139,865
3SBio, Inc.(2)	243,500	686,419
AAC Technologies Holdings, Inc.	227,000	1,079,017
Agile Group Holdings Ltd.(2)	766,000	28,305
Agora, Inc., ADR(2)	16,639	77,704
Agricultural Bank of China Ltd., H Shares	2,241,000	1,517,372
Air China Ltd., H Shares(2)	28,000	24,285
Ajisen China Holdings Ltd.	4,000	470
AK Medical Holdings Ltd.	70,000	57,523
Akeso, Inc.(2)	80,000	1,089,893
Alibaba Group Holding Ltd., ADR(1)	71,047	10,238,583
Alibaba Health Information Technology Ltd.(1)(2)	74,000	52,598
A-Living Smart City Services Co. Ltd.	175,250	48,989
Aluminum Corp. of China Ltd., H Shares	532,000	959,328
Angang Steel Co. Ltd., H Shares(2)	4,000	1,095
Anhui Conch Cement Co. Ltd., H Shares	144,000	451,242
Anhui Expressway Co. Ltd., H Shares	102,000	180,187
ANTA Sports Products Ltd.	164,000	1,774,631
Anton Oilfield Services Group	520,000	82,384
Art Group Holdings Ltd.(2)	50,000	12,820
AsiaInfo Technologies Ltd.(1)	43,600	40,375
Atour Lifestyle Holdings Ltd., ADR	8,541	335,405
Autohome, Inc., ADR	5,218	100,081
BAIC Motor Corp. Ltd., H Shares(2)	648,500	150,481
Baidu, Inc., ADR(1)(2)	6,314	785,714
BAIOO Family Interactive Ltd.	74,000	3,965
Bairong, Inc.(2)	58,500	71,561
Bank of China Ltd., H Shares	6,278,000	3,715,001
Bank of Chongqing Co. Ltd., H Shares	165,500	161,712
Bank of Communications Co. Ltd., H Shares	883,000	772,777
BBMG Corp., H Shares(1)	541,000	58,703
5

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Beauty Farm Medical & Health Industry, Inc.	5,000	$16,796
Beijing Capital International Airport Co. Ltd., H Shares(2)	94,000	28,066
Beijing Enterprises Holdings Ltd.	54,000	242,861
Beijing Jingneng Clean Energy Co. Ltd., H Shares	512,000	154,973
Beijing North Star Co. Ltd., H Shares(2)	4,000	413
BeOne Medicines Ltd., ADR(2)	885	280,536
BOC Aviation Ltd.	70,900	787,392
BOE Varitronix Ltd.(1)	138,000	80,951
Bosideng International Holdings Ltd.	1,126,000	698,019
Brilliance China Automotive Holdings Ltd.(1)	984,000	523,147
BYD Co. Ltd., H Shares	138,200	1,666,014
BYD Electronic International Co. Ltd.(1)	140,000	574,451
C&D Property Management Group Co. Ltd.	12,000	4,010
CALB Group Co. Ltd.(2)	30,200	99,833
Cathay Group Holdings, Inc.	12,000	1,348
Central China New Life Ltd.(2)	62,000	3,959
Chaowei Power Holdings Ltd.	36,000	6,522
Cheetah Mobile, Inc., ADR(2)	61	375
Chervon Holdings Ltd.(1)	50,700	158,111
China Aircraft Leasing Group Holdings Ltd.	1,000	603
China Beststudy Education Group	17,000	7,427
China BlueChemical Ltd., H Shares	358,000	133,418
China Bohai Bank Co. Ltd., H Shares(2)	215,000	24,982
China Chunlai Education Group Co. Ltd.(2)	44,000	15,538
China Cinda Asset Management Co. Ltd., H Shares(1)	1,306,000	209,725
China CITIC Bank Corp. Ltd., H Shares	1,161,000	1,068,232
China Coal Energy Co. Ltd., H Shares	320,000	531,421
China Communications Services Corp. Ltd., H Shares	750,000	425,755
China Conch Environment Protection Holdings Ltd.(2)	5,500	392
China Conch Venture Holdings Ltd.	342,500	580,748
China Construction Bank Corp., H Shares	8,956,000	9,111,778
China Datang Corp. Renewable Power Co. Ltd., H Shares	756,000	184,268
China Dongxiang Group Co. Ltd.(2)	210,000	12,714
China East Education Holdings Ltd.(2)	210,000	174,221
China Eastern Airlines Corp. Ltd., H Shares(2)	14,000	9,920
China Education Group Holdings Ltd.(2)	350,841	129,374
China Everbright Bank Co. Ltd., H Shares	462,000	194,053
China Everbright Environment Group Ltd.	809,000	529,440
China Everbright Greentech Ltd.	104,000	11,962
China Everbright Ltd.(1)	216,000	242,459
China Feihe Ltd.	811,000	393,359
China Foods Ltd.	32,000	16,457
China Galaxy Securities Co. Ltd., H Shares	480,500	606,789
China Gas Holdings Ltd.	182,000	188,293
China Glass Holdings Ltd.(1)(2)	118,000	8,448
China High Speed Transmission Equipment Group Co. Ltd.(1)(2)	51,000	13,392
China Hongqiao Group Ltd.	610,000	2,751,392
China International Capital Corp. Ltd., H Shares	402,800	1,038,081
China Isotope & Radiation Corp.	2,200	5,822
China Kepei Education Group Ltd.	68,000	11,623
China Lesso Group Holdings Ltd.	429,000	374,372
China Life Insurance Co. Ltd., Class H	803,580	3,223,659
China Lilang Ltd.	24,000	10,211
6

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
China Longyuan Power Group Corp. Ltd., H Shares	617,000	$596,034
China Medical System Holdings Ltd.	344,000	639,373
China Meidong Auto Holdings Ltd.	294,000	62,005
China Mengniu Dairy Co. Ltd.	238,000	490,432
China Merchants Bank Co. Ltd., H Shares(1)	439,000	2,730,886
China Merchants Land Ltd.(2)	40,000	1,453
China Merchants Port Holdings Co. Ltd.	209,814	468,306
China Minsheng Banking Corp. Ltd., H Shares	876,500	452,915
China Modern Dairy Holdings Ltd.(1)	552,000	99,973
China National Building Material Co. Ltd., H Shares	788,832	683,947
China New Higher Education Group Ltd.(2)	299,101	33,614
China Nonferrous Mining Corp. Ltd.	411,000	785,585
China Oilfield Services Ltd., Class H	268,000	346,077
China Oriental Group Co. Ltd.	26,000	5,175
China Overseas Land & Investment Ltd.	670,000	1,223,995
China Pacific Insurance Group Co. Ltd., H Shares	380,400	1,741,075
China Petroleum & Chemical Corp., Class H	2,676,300	1,862,353
China Power International Development Ltd.	1,240,000	519,380
China Railway Group Ltd., H Shares	990,000	655,130
China Railway Signal & Communication Corp. Ltd., H Shares	31,000	14,567
China Renaissance Holdings Ltd.(2)	32,700	16,989
China Resources Beer Holdings Co. Ltd.	257,500	904,911
China Resources Beverage Holdings Co. Ltd.(1)	80,400	103,170
China Resources Building Materials Technology Holdings Ltd.	732,000	175,532
China Resources Gas Group Ltd.	18,200	48,767
China Resources Land Ltd.	427,000	1,725,793
China Resources Medical Holdings Co. Ltd.(1)	91,000	35,655
China Resources Mixc Lifestyle Services Ltd.	79,000	478,926
China Resources Pharmaceutical Group Ltd.	139,500	81,081
China Resources Power Holdings Co. Ltd.(1)	582,000	1,387,508
China Sanjiang Fine Chemicals Co. Ltd.(2)	48,000	29,869
China Shenhua Energy Co. Ltd., H Shares	332,000	1,903,518
China Shineway Pharmaceutical Group Ltd.	117,000	140,094
China Starch Holdings Ltd.	515,000	11,639
China State Construction International Holdings Ltd.	100,000	118,769
China Suntien Green Energy Corp. Ltd., H Shares(1)	162,000	86,821
China Taiping Insurance Holdings Co. Ltd.	393,200	1,144,970
China Tobacco International HK Co. Ltd.	5,000	27,657
China Tower Corp. Ltd., H Shares	861,600	1,225,993
China Traditional Chinese Medicine Holdings Co. Ltd.	662,000	170,791
China Travel International Investment Hong Kong Ltd.(2)	318,000	53,932
China Vanke Co. Ltd., H Shares(1)(2)	97,700	46,895
China Water Affairs Group Ltd.(1)	120,000	80,405
China Xinhua Education Group Ltd.(2)	17,000	1,237
China XLX Fertiliser Ltd.	234,000	353,808
China Yongda Automobiles Services Holdings Ltd.	460,500	89,431
China Youran Dairy Group Ltd.(1)(2)	513,000	330,835
China Yuhua Education Corp. Ltd.(2)	328,000	22,583
Chongqing Rural Commercial Bank Co. Ltd., H Shares	147,000	110,626
Chow Tai Fook Jewellery Group Ltd.(1)	214,200	357,794
CIFI Holdings Group Co. Ltd.(1)(2)	282,880	3,101
CIMC Enric Holdings Ltd.	170,000	277,721
CITIC Ltd.	514,000	819,377
7

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
CITIC Securities Co. Ltd., H Shares	70,825	$253,516
CMGE Technology Group Ltd.(2)	110,000	4,838
CMOC Group Ltd., H Shares	354,000	1,089,058
COFCO Joycome Foods Ltd.(2)	974,000	192,673
Concord New Energy Group Ltd.	1,440,000	54,401
Contemporary Amperex Technology Co. Ltd., Class H(1)	4,000	252,762
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(1)	48,000	115,193
COSCO SHIPPING Holdings Co. Ltd., Class H(1)	427,549	829,674
COSCO SHIPPING International Hong Kong Co. Ltd.	50,000	49,600
COSCO SHIPPING Ports Ltd.	300,154	248,737
Country Garden Services Holdings Co. Ltd.	613,000	493,936
CSPC Pharmaceutical Group Ltd.	1,539,200	1,937,556
CSSC Hong Kong Shipping Co. Ltd.(1)	460,000	147,941
Damai Entertainment Holdings Ltd.(1)(2)	4,030,000	420,134
Daqo New Energy Corp., ADR(2)	16,280	392,674
Datang International Power Generation Co. Ltd., H Shares(1)	6,000	2,031
Digital China Holdings Ltd.(1)	152,000	51,570
Dongfeng Motor Group Co. Ltd., Class H(2)	356,000	445,356
Dongyue Group Ltd.	133,000	238,014
DPC Dash Ltd.(2)	11,400	93,234
Dynagreen Environmental Protection Group Co. Ltd., H Shares	17,000	12,064
Edvantage Group Holdings Ltd.	92,754	18,120
ENN Energy Holdings Ltd.	39,300	344,797
Essex Bio-technology Ltd.	21,000	11,329
Ever Sunshine Services Group Ltd.	90,000	20,449
Evergrande Property Services Group Ltd.(2)	1,287,500	190,416
Excellence Commercial Property & Facilities Management Group Ltd.	65,000	6,555
Far East Horizon Ltd.	545,000	538,583
FIH Mobile Ltd.(2)	81,400	229,428
FinVolution Group, ADR	45,665	256,637
First Tractor Co. Ltd., H Shares(1)	12,000	15,263
Flat Glass Group Co. Ltd., H Shares(2)	4,000	5,540
Fosun International Ltd.(1)	320,000	157,999
Fountain SET Holdings Ltd.	6,000	505
Fu Shou Yuan International Group Ltd.	314,000	106,261
Fufeng Group Ltd.	517,000	536,950
Fuyao Glass Industry Group Co. Ltd., H Shares	92,400	766,762
Ganfeng Lithium Group Co. Ltd., H Shares(1)	16,480	144,455
Gaotu Techedu, Inc., ADR(1)(2)	7,991	17,500
GCL Technology Holdings Ltd.(2)	2,540,000	388,364
GDS Holdings Ltd., Class A(1)(2)	62,400	323,259
Geely Automobile Holdings Ltd.	1,097,000	2,255,372
Gemdale Properties & Investment Corp. Ltd.(2)	1,556,000	30,980
Genertec Universal Medical Group Co. Ltd.	209,000	163,250
GF Securities Co. Ltd., H Shares(1)	111,600	245,079
Giant Biogene Holding Co. Ltd.(1)	53,200	216,596
GOME Retail Holdings Ltd.(2)	1,993,000	3,796
Goodbaby International Holdings Ltd.	263,000	35,501
Grand Pharmaceutical Group Ltd.(1)	329,500	329,989
Great Wall Motor Co. Ltd., H Shares	133,500	218,751
Greentown China Holdings Ltd.(1)	259,500	346,450
Greentown Management Holdings Co. Ltd.(1)	181,000	65,300
Guangdong Investment Ltd.	456,000	444,176
8

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Guangzhou Automobile Group Co. Ltd., H Shares	152,000	$72,319
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	754,000	52,814
Guoquan Food Shanghai Co. Ltd.	54,000	28,186
Guotai Haitong Securities Co. Ltd., H Shares	150,648	306,785
H World Group Ltd., ADR	26,060	1,428,088
Haichang Ocean Park Holdings Ltd.(2)	937,000	63,568
Haidilao International Holding Ltd.(1)	247,000	554,446
Haier Smart Home Co. Ltd., H Shares	279,600	949,439
Haitian International Holdings Ltd.	98,000	316,690
Hangzhou Tigermed Consulting Co. Ltd., H Shares	1,700	10,219
Hansoh Pharmaceutical Group Co. Ltd.	56,000	249,311
Harbin Electric Co. Ltd., H Shares	172,000	617,259
Hello Group, Inc., ADR	23,901	154,639
Hengan International Group Co. Ltd.	192,000	714,299
Hi Sun Technology China Ltd.(2)	57,000	3,464
High Templar Tech Ltd., ADR(2)	37,345	100,458
Hisense Home Appliances Group Co. Ltd., H Shares	39,000	119,325
Hopson Development Holdings Ltd.(2)	42,163	17,340
Hua Hong Semiconductor Ltd.(1)(2)	71,000	874,714
Huabao International Holdings Ltd.	110,000	63,646
Huadian Power International Corp. Ltd., H Shares	30,000	17,135
Huaneng Power International, Inc., H Shares	700,000	538,943
Huatai Securities Co. Ltd., H Shares(1)	126,800	271,180
Hygeia Healthcare Holdings Co. Ltd.(1)(2)	6,000	10,162
iDreamSky Technology Holdings Ltd.(1)(2)	222,400	15,617
Industrial & Commercial Bank of China Ltd., H Shares	5,651,000	4,647,709
Ingdan, Inc.(2)	66,000	26,490
Inkeverse Group Ltd.(2)	578,000	53,721
Innovent Biologics, Inc.(2)	107,000	1,164,147
iQIYI, Inc., ADR(2)	147,242	235,587
J&T Global Express Ltd.(2)	345,000	452,257
JD Health International, Inc.(2)	121,100	876,469
JD Logistics, Inc.(2)	534,400	759,644
JD.com, Inc., ADR	33,915	899,765
JD.com, Inc., Class A	4,138	54,935
Jiangsu Expressway Co. Ltd., H Shares	212,000	275,807
Jiangxi Copper Co. Ltd., H Shares	149,000	864,337
Jinxin Fertility Group Ltd.(1)(2)	391,500	124,649
Jiumaojiu International Holdings Ltd.	431,000	112,768
JNBY Design Ltd.	70,500	193,779
JOYY, Inc., ADR	4,883	291,369
Jutal Offshore Oil Services Ltd.	44,333	2,884
Kanzhun Ltd., ADR	3,034	48,787
KE Holdings, Inc., ADR	19,568	321,894
Kinetic Development Group Ltd.	892,000	234,667
Kingboard Holdings Ltd.	199,500	1,030,202
Kingboard Laminates Holdings Ltd.	228,500	689,672
Kingdee International Software Group Co. Ltd.(2)	101,000	129,602
Kingsoft Cloud Holdings Ltd.(1)(2)	102,000	92,739
Kingsoft Corp. Ltd.	210,400	698,762
Kuaishou Technology	381,300	3,023,531
Kunlun Energy Co. Ltd.	256,000	274,418
KWG Group Holdings Ltd.(1)(2)	217,000	5,245
9

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
KWG Living Group Holdings Ltd.(1)(2)	143,500	$3,871
Lee & Man Paper Manufacturing Ltd.	218,000	107,547
Legend Biotech Corp., ADR(2)	725	13,775
Lenovo Group Ltd.	460,000	567,788
LexinFintech Holdings Ltd., ADR(1)	10,933	31,596
Li Auto, Inc., ADR(2)	21,315	374,931
Li Ning Co. Ltd.	552,500	1,583,080
Lingbao Gold Group Co. Ltd., Class H	163,700	562,881
Linklogis, Inc., Class B	302,500	83,646
Logan Group Co. Ltd.(1)(2)	433,000	71,185
Longfor Group Holdings Ltd.(1)	396,108	501,513
Lonking Holdings Ltd.	719,000	313,814
Luye Pharma Group Ltd.(2)	526,500	174,136
LVGEM China Real Estate Investment Co. Ltd.(2)	218,000	7,888
Maanshan Iron & Steel Co. Ltd., H Shares(2)	228,000	79,623
Meitu, Inc.(2)	45,000	32,413
Meituan, Class B(2)	266,410	2,743,223
Metallurgical Corp. of China Ltd., H Shares	5,000	1,229
Microport Cardioflow Medtech Corp.(2)	9,000	4,049
Midea Group Co. Ltd.	10,800	125,013
Midea Real Estate Holding Ltd.(1)(2)	119,400	64,358
Ming Yuan Cloud Group Holdings Ltd.(2)	32,000	10,572
MINISO Group Holding Ltd., ADR(1)	11,647	209,879
Minth Group Ltd.	244,000	1,363,903
MMG Ltd.(2)	1,409,600	1,935,348
NetDragon Websoft Holdings Ltd.	59,500	68,480
NetEase Cloud Music, Inc.(1)(2)	9,500	187,320
NetEase, Inc., ADR	31,204	3,587,524
New China Life Insurance Co. Ltd., H Shares	179,300	1,261,772
New Oriental Education & Technology Group, Inc., ADR	6,226	340,251
Newborn Town, Inc.(2)	262,000	315,763
Nexteer Automotive Group Ltd.	361,000	343,940
Nine Dragons Paper Holdings Ltd.(2)	331,000	372,336
NIO, Inc., ADR(2)	79,558	387,447
Noah Holdings Ltd., ADR	16,363	193,411
Nongfu Spring Co. Ltd., H Shares	190,800	1,151,139
Onewo, Inc., Class H	63,800	155,133
Orient Overseas International Ltd.(1)	25,000	477,458
PDD Holdings, Inc., ADR(2)	61,541	6,383,648
People's Insurance Co. Group of China Ltd., H Shares	1,086,000	887,128
Perennial Energy Holdings Ltd.(2)	40,000	5,857
PetroChina Co. Ltd., Class H	1,882,400	2,292,709
Pharmaron Beijing Co. Ltd., H Shares	5,850	14,740
PICC Property & Casualty Co. Ltd., H Shares	660,000	1,361,807
Ping An Healthcare & Technology Co. Ltd.(1)(2)	356,559	598,853
Ping An Insurance Group Co. of China Ltd., H Shares	648,006	5,605,666
Poly Property Group Co. Ltd.(1)	591,362	159,273
Poly Property Services Co. Ltd., Class H	56,200	229,680
Pop Mart International Group Ltd.	60,400	1,777,146
Postal Savings Bank of China Co. Ltd., H Shares	876,000	551,230
Pou Sheng International Holdings Ltd.	90,000	5,253
Powerlong Commercial Management Holdings Ltd.(2)	8,500	2,696
Precision Tsugami China Corp. Ltd.	57,000	323,558
10

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
PW Medtech Group Ltd.	7,000	$1,198
Q Technology Group Co. Ltd.	150,000	169,643
Qfin Holdings, Inc., ADR	20,555	299,281
Qingling Motors Co. Ltd., H Shares(2)	6,000	766
Qyuns Therapeutics Co. Ltd., Class H(2)	6,000	12,995
Radiance Holdings Group Co. Ltd.(1)(2)	182,000	38,267
Sany Heavy Equipment International Holdings Co. Ltd.	60,000	120,654
Scholar Education Group(1)	51,000	12,964
Seazen Group Ltd.(2)	936,000	274,436
Shandong BoAn Biotechnology Co. Ltd., Class H(1)(2)	41,800	39,591
Shandong Gold Mining Co. Ltd., H Shares	27,000	142,445
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	158,800	103,324
Shanghai Chicmax Cosmetic Co. Ltd.(1)	15,000	115,366
Shanghai Conant Optical Co. Ltd., Class H	36,500	287,706
Shanghai Electric Group Co. Ltd., H Shares(2)	40,000	24,142
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	15,500	39,577
Shanghai Haohai Biological Technology Co. Ltd., H Shares	280	910
Shanghai Henlius Biotech, Inc., Class H(2)	17,000	145,495
Shanghai Industrial Holdings Ltd.	114,000	223,516
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	49,200	73,134
Shenzhen Expressway Corp. Ltd., H Shares	72,000	66,040
Shenzhen International Holdings Ltd.	380,580	443,362
Shenzhen Investment Ltd.(2)	268,000	28,750
Shenzhou International Group Holdings Ltd.	133,000	1,069,594
Shimao Services Holdings Ltd.(2)	49,000	3,945
Shoucheng Holdings Ltd.	113,200	31,758
Shougang Fushan Resources Group Ltd.	392,666	168,955
Shui On Land Ltd.	909,000	76,498
Sichuan Expressway Co. Ltd., Class H	74,000	52,910
Simcere Pharmaceutical Group Ltd.	188,000	298,869
Sino Biopharmaceutical Ltd.	1,691,000	1,303,985
Sinopec Engineering Group Co. Ltd., H Shares	593,500	600,065
Sinopec Kantons Holdings Ltd.(1)	82,000	45,236
Sinopec Shanghai Petrochemical Co. Ltd., Class H	36,500	7,466
Sinopharm Group Co. Ltd., H Shares	271,200	731,166
Sinotrans Ltd., H Shares	4,000	2,681
Sinotruk Hong Kong Ltd.	197,000	1,037,062
Skyworth Group Ltd.(1)(2)	241,538	216,265
SOHO China Ltd.(2)	54,500	3,546
Sohu.com Ltd., ADR(2)	6,119	101,086
South Manganese Investment Ltd.(2)	210,000	13,638
SSY Group Ltd.(1)	320,000	110,496
Sun Art Retail Group Ltd.	1,061,500	222,458
Sun King Technology Group Ltd.	2,000	484
Sunac Services Holdings Ltd.(1)	632,386	107,199
Sunny Optical Technology Group Co. Ltd.	50,100	370,485
Sunshine Lake Pharma Co. Ltd.(1)(2)	24,831	136,388
TAL Education Group, ADR(2)	27,476	289,322
Tencent Holdings Ltd.	295,000	19,409,179
Tencent Music Entertainment Group, ADR	50,872	742,731
Tiangong International Co. Ltd.(1)	202,000	108,749
Tianjin Port Development Holdings Ltd.	12,000	1,087
Tianli International Holdings Ltd.(1)	405,000	129,306
11

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Tianneng Power International Ltd.(1)	246,000	$234,174
Tingyi Cayman Islands Holding Corp.	468,000	781,536
Tong Ren Tang Technologies Co. Ltd., H Shares	71,000	39,710
Tongcheng Travel Holdings Ltd.	337,200	888,302
Tongda Group Holdings Ltd.(2)	14,900	6,693
Tongdao Liepin Group	12,800	5,270
Topsports International Holdings Ltd.	344,000	137,972
TravelSky Technology Ltd., H Shares	88,000	120,422
Trip.com Group Ltd., ADR	14,698	773,409
Tsaker New Energy Tech Co. Ltd.	72,500	7,489
Tsingtao Brewery Co. Ltd., H Shares	116,000	784,795
Tuhu Car, Inc.(2)	62,800	115,419
Uni-President China Holdings Ltd.	173,000	170,775
Up Fintech Holding Ltd., ADR(2)	30,551	238,909
Vipshop Holdings Ltd., ADR	84,773	1,476,746
Viva Biotech Holdings(2)	313,500	87,612
Want Want China Holdings Ltd.	1,249,000	781,742
Weibo Corp., ADR(1)	25,940	257,584
Weichai Power Co. Ltd., H Shares	103,000	428,615
Weilong Delicious Global Holdings Ltd.(1)	72,600	108,474
West China Cement Ltd.(1)	540,000	208,070
Wuling Motors Holdings Ltd.	160,000	10,190
WuXi AppTec Co. Ltd., H Shares	48,207	731,601
Wuxi Biologics Cayman, Inc.(2)	504,000	2,587,650
XD, Inc.	70,400	662,436
Xiabuxiabu Catering Management China Holdings Co. Ltd.(2)	132,500	12,509
Xiaomi Corp., Class B(2)	413,400	1,828,431
Xin Point Holdings Ltd.	12,000	6,081
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	80,000	104,807
Xinte Energy Co. Ltd., H Shares(2)	74,400	67,765
Xinyi Energy Holdings Ltd.(1)	493,805	79,983
Xinyi Solar Holdings Ltd.(1)	505,230	222,595
XJ International Holdings Co. Ltd.(2)	1,008,000	23,185
Xtep International Holdings Ltd.	585,871	398,295
Xunlei Ltd., ADR(1)(2)	887	5,074
Yadea Group Holdings Ltd.	124,000	180,466
Yankuang Energy Group Co. Ltd., H Shares	193,300	345,466
Yidu Tech, Inc.(2)	96,500	73,269
Yihai International Holding Ltd.	208,000	432,895
Yiren Digital Ltd., ADR	6,125	23,887
Yixin Group Ltd.(1)	462,000	162,648
Youdao, Inc., ADR(1)(2)	1,984	21,268
Youzan Technology Ltd.(2)	1,520,000	24,577
Yuexiu Property Co. Ltd.(1)	396,800	232,451
Yuexiu Services Group Ltd.	72,500	17,865
Yuexiu Transport Infrastructure Ltd.	198,000	116,289
Yum China Holdings, Inc.	24,785	1,360,944
ZCZL Industrial Technology Group Co. Ltd., H Shares	6,400	19,169
Zengame Technology Holding Ltd.	102,000	30,852
Zhaojin Mining Industry Co. Ltd., H Shares	341,000	1,503,132
Zhejiang Expressway Co. Ltd., H Shares	248,400	217,349
Zhihu, Inc., ADR(2)	4,484	14,887
Zhongsheng Group Holdings Ltd.	326,000	430,878
12

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Zhou Hei Ya International Holdings Co. Ltd.	177,000	$35,473
Zhuguang Holdings Group Co. Ltd.(1)(2)	600,000	3,073
Zhuzhou CRRC Times Electric Co. Ltd., Class H	96,200	544,641
Zijin Mining Group Co. Ltd., H Shares	604,000	3,457,211
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H(1)	114,200	152,263
ZTO Express Cayman, Inc., ADR	58,473	1,425,572
		214,225,814
Colombia — 0.2%
BAC Holding International Corp.	3,792	440
Banco Davivienda SA, Preference Shares	1,532	11,531
Cementos Argos SA	28,505	89,952
Corp. Financiera Colombiana SA(2)	3,119	14,631
Ecopetrol SA, ADR(1)	7,007	83,313
Grupo Argos SA	60,349	265,394
Grupo Aval Acciones y Valores SA, Preference Shares	3,792	769
Grupo Cibest SA	12,549	282,152
Grupo Cibest SA, ADR	5,620	381,486
Grupo de Inversiones Suramericana SA	12,131	175,240
Interconexion Electrica SA ESP	40,461	302,163
Mineros SA	20,536	109,138
		1,716,209
Czech Republic — 0.1%
CEZ AS	11,399	647,433
Komercni Banka AS	5,431	311,316
Moneta Money Bank AS	52,198	502,168
		1,460,917
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	369,086	984,181
Greece — 0.7%
Aegean Airlines SA	18,435	299,277
Aktor SA Holding Co. Technical & Energy Projects(2)	14,102	175,151
Alpha Bank SA	229,360	1,008,822
Athens International Airport SA	7,996	108,086
Eurobank SA	201,651	934,342
Fourlis Holdings SA	301	1,619
Hellenic Telecommunications Organization SA	7,470	155,168
HELLENiQ ENERGY Holdings SA	12,550	131,043
Jumbo SA(1)	10,631	311,472
LAMDA Development SA(2)	19,803	163,654
Motor Oil Hellas Corinth Refineries SA	15,527	674,008
National Bank of Greece SA	53,254	866,266
OPAP Holding SA	9,531	178,162
Optima bank SA(1)	4,646	53,648
Piraeus Bank SA(2)	128,968	1,237,395
Public Power Corp. SA	15,145	338,930
Titan SA	5,890	365,479
Viohalco SA	2,419	45,193
		7,047,715
Hong Kong — 0.1%
Asia Cement China Holdings Corp.(2)	43,000	12,944
Baozun, Inc., ADR(2)	1,003	2,518
Baozun, Inc., Class A(2)	1,700	1,469
Central China Management Co. Ltd.(2)	18,000	225
13

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
China Harmony Auto Holding Ltd.(2)	28,500	$3,499
China Maple Leaf Educational Systems Ltd.(2)	42,000	1,713
China Oil & Gas Group Ltd.(2)	40,000	880
China Rare Earth Holdings Ltd.(2)	68,000	3,042
China Shengmu Organic Milk Ltd.(2)	55,000	2,420
China Shuifa Singyes Energy Holdings Ltd.(2)	66,000	1,929
China South City Holdings Ltd.(1)(2)	148,000	1,012
China Sunshine Paper Holdings Co. Ltd.	69,000	11,897
China Zhongwang Holdings Ltd.(1)(2)	81,088	104
Coolpad Group Ltd.(2)	9,300	781
Dawnrays Pharmaceutical Holdings Ltd.	7,000	1,067
EVA Precision Industrial Holdings Ltd.	114,000	12,949
Hebei Construction Group Corp. Ltd., H Shares(2)	3,000	150
Homeland Interactive Technology Ltd.(2)	24,000	4,080
Honliv Healthcare Management Group Co. Ltd.(2)	20,000	4,145
IMAX China Holding, Inc.(2)	4,700	4,938
JH Educational Technology, Inc.(2)	14,000	2,399
Jiayuan International Group Ltd.(2)	52,000	66
Jinchuan Group International Resources Co. Ltd.(1)(2)	703,000	14,377
Lee & Man Chemical Co. Ltd.	4,000	3,130
Minsheng Education Group Co. Ltd.(2)	34,000	825
Mobvista, Inc.(2)	115,000	173,914
Pacific Millennium Packaging Group Corp.	2,000	644
Powerlong Real Estate Holdings Ltd.(2)	62,000	1,973
Prinx Chengshan Holdings Ltd.	6,000	6,218
Redco Properties Group Ltd.(1)(2)	22,000	474
Road King Infrastructure Ltd.(2)	5,000	428
Shanghai Industrial Urban Development Group Ltd.(2)	1,600	61
Shanghai Pioneer Holding Ltd.	22,000	6,328
Trigiant Group Ltd.(2)	6,000	644
Truly International Holdings Ltd.	256,000	32,300
United Strength Power Holdings Ltd.	2,000	391
Venus MedTech Hangzhou, Inc., H Shares(2)	9,000	3,156
Viva Goods Co. Ltd.(2)	24,000	2,022
Wharf Holdings Ltd.(1)	73,000	241,543
Yincheng International Holding Co. Ltd.(2)	4,000	1
		562,656
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	52,061	353,028
MOL Hungarian Oil & Gas PLC	42,592	471,452
OTP Bank Nyrt	14,455	1,782,191
Richter Gedeon Nyrt	6,461	242,371
		2,849,042
India — 13.6%
20 Microns Ltd.	5,667	10,896
360 ONE WAM Ltd.	10,948	132,983
3M India Ltd.	187	77,122
63 Moons Technologies Ltd.	4,379	29,137
Aarti Drugs Ltd.	4,275	17,282
Aarti Industries Ltd.	21,152	104,085
Aarti Pharmalabs Ltd.	8,346	66,524
Aavas Financiers Ltd.(2)	6,784	95,971
ABB India Ltd.	2,252	150,431
14

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
ACC Ltd.	6,924	$121,295
Accelya Solutions India Ltd.	926	12,204
Action Construction Equipment Ltd.	7,994	77,940
Adani Energy Solutions Ltd.(2)	13,550	150,784
Adani Enterprises Ltd.	8,518	202,706
Adani Enterprises Ltd.(2)	1,022	19,393
Adani Green Energy Ltd.(2)	6,990	72,906
Adani Ports & Special Economic Zone Ltd.	43,977	736,205
Adani Power Ltd.(2)	273,085	421,323
Adani Total Gas Ltd.	8,578	48,369
Aditya Birla Capital Ltd.(2)	66,865	253,289
Aditya Birla Sun Life Asset Management Co. Ltd.	16,335	160,681
Agarwal Industrial Corp. Ltd.	1,367	8,271
AGI Greenpac Ltd.	7,217	42,503
AIA Engineering Ltd.	2,717	115,060
Ajanta Pharma Ltd.	7,126	234,865
Alembic Ltd.	9,345	9,433
Alembic Pharmaceuticals Ltd.	8,197	64,208
Alivus Life Sciences Ltd.	5,884	59,166
Alkyl Amines Chemicals	545	8,909
Allcargo Global Ltd.(2)	39,128	9,234
Allcargo Logistics Ltd.(2)	39,128	3,641
Allcargo Terminals Ltd.(2)	9,782	2,685
Allied Digital Services Ltd.	9,140	11,862
Alok Industries Ltd.(2)	30,788	4,857
Amara Raja Energy & Mobility Ltd.	20,664	192,043
Ambuja Cements Ltd.	25,656	141,002
Anand Rathi Wealth Ltd.	1,798	60,799
Andhra Paper Ltd.	16,070	12,169
Andhra Sugars Ltd.	20,345	16,542
Angel One Ltd.	125,560	322,528
Antelopus Selan Energy Ltd.(2)	1,229	6,964
Anup Engineering Ltd.	2,895	50,140
Apar Industries Ltd.	375	46,153
APL Apollo Tubes Ltd.	12,471	306,664
Apollo Hospitals Enterprise Ltd.	5,000	430,634
Apollo Tyres Ltd.	65,347	326,299
Aptus Value Housing Finance India Ltd.	31,655	85,004
Archean Chemical Industries Ltd.	14,564	92,369
Arvind Fashions Ltd.	18,421	89,629
Arvind Ltd.	33,494	129,846
Arvind SmartSpaces Ltd.	2,390	14,390
Asahi India Glass Ltd.	13,935	138,083
Ashok Leyland Ltd.	411,406	955,339
Ashoka Buildcon Ltd.(2)	52,270	74,947
Asian Paints Ltd.	17,466	457,056
Astral Ltd.	2,185	40,100
Atul Ltd.	1,013	74,286
AU Small Finance Bank Ltd.	28,817	303,425
Aurobindo Pharma Ltd.	28,578	384,580
Aurum Proptech Ltd.(2)	376	742
Avanti Feeds Ltd.	9,135	129,644
Avenue Supermarts Ltd.(2)	2,943	124,810
15

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
AWL Agri Business Ltd.(2)	25,903	$53,903
Axis Bank Ltd., GDR	34,119	2,569,452
Bajaj Auto Ltd.	4,070	446,528
Bajaj Consumer Care Ltd.(2)	15,148	65,823
Bajaj Finance Ltd.	135,911	1,490,552
Bajaj Finserv Ltd.	21,573	473,101
Bajaj Healthcare Ltd.	4,557	16,532
Bajaj Hindusthan Sugar Ltd.(2)	221,576	39,403
Bajel Projects Ltd.(2)	5,663	10,043
Balaji Amines Ltd.	1,730	20,666
Balkrishna Industries Ltd.	8,777	230,320
Balrampur Chini Mills Ltd.	18,717	96,953
Banco Products India Ltd.	2,002	13,733
Bandhan Bank Ltd.	137,932	276,201
Bank of Baroda	110,705	392,185
Bank of Maharashtra	85,420	70,254
BASF India Ltd.	1,301	49,414
Bata India Ltd.	9,595	83,253
Bayer CropScience Ltd.	2,286	117,383
Berger Paints India Ltd.	8,059	40,381
Best Agrolife Ltd.	26,400	4,697
Bhansali Engineering Polymers Ltd.	21,758	19,483
Bharat Bijlee Ltd.	1,734	46,705
Bharat Electronics Ltd.	154,146	754,768
Bharat Forge Ltd.	21,353	449,545
Bharat Heavy Electricals Ltd.	73,597	214,457
Bharat Petroleum Corp. Ltd.	205,907	872,334
Bharat Rasayan Ltd.	868	14,426
Bharti Airtel Ltd.	26,351	545,592
Bharti Airtel Ltd.	1,882	30,576
Biocon Ltd.	11,885	51,037
Birla Corp. Ltd.	2,240	24,626
BirlaNu Ltd.	531	8,803
Birlasoft Ltd.	44,349	190,571
Bliss Gvs Pharma Ltd.	23,549	54,914
BLS International Services Ltd.	11,482	35,261
Blue Dart Express Ltd.	1,074	67,110
Blue Star Ltd.	8,341	177,773
Bluspring Enterprises Ltd.(2)	6,356	3,567
Bombay Burmah Trading Co.	4,932	91,927
Bombay Dyeing & Manufacturing Co. Ltd.	27,868	34,798
Bosch Ltd.	143	57,275
Brigade Enterprises Ltd.	5,777	44,094
Brightcom Group Ltd.(2)	188,567	22,186
Britannia Industries Ltd.	8,076	533,035
BSE Ltd.	5,906	176,206
Camlin Fine Sciences Ltd.(2)	22,666	36,820
Campus Activewear Ltd.	17,472	49,892
Can Fin Homes Ltd.	24,030	223,160
Canara Bank	217,684	376,857
Capacit'e Infraprojects Ltd.(2)	13,971	37,334
Carborundum Universal Ltd.	4,834	43,836
Care Ratings Ltd.	1,529	27,076
16

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Carysil Ltd.	1,860	$18,318
Castrol India Ltd.	72,396	148,794
Ceat Ltd.	6,233	242,044
Cemindia Projects Ltd.	23,620	149,750
Central Depository Services India Ltd.	7,705	107,942
Century Plyboards India Ltd.	183	1,480
Cera Sanitaryware Ltd.	402	21,618
CESC Ltd.	62,905	109,431
CG Power & Industrial Solutions Ltd.	27,275	217,451
Chalet Hotels Ltd.	11,252	99,987
Chambal Fertilisers & Chemicals Ltd.	40,425	205,393
Chemcon Speciality Chemicals Ltd.(2)	561	1,014
Chemplast Sanmar Ltd.(2)	17,320	46,911
Chennai Petroleum Corp. Ltd.	12,992	137,441
Cholamandalam Financial Holdings Ltd.	8,542	153,590
Cholamandalam Investment & Finance Co. Ltd.	46,829	892,233
CIE Automotive India Ltd.	11,356	58,963
Cigniti Technologies Ltd.(2)	6,204	80,385
Cipla Ltd.	33,201	493,034
City Union Bank Ltd.	70,886	220,650
CMS Info Systems Ltd.	45,867	153,138
Coal India Ltd.	221,500	1,049,352
Cochin Shipyard Ltd.	5,900	96,775
Coforge Ltd.	14,526	190,166
Cohance Lifesciences Ltd.(2)	8,004	27,269
Colgate-Palmolive India Ltd.	13,085	324,482
Computer Age Management Services Ltd.	28,820	215,059
Container Corp. of India Ltd.	14,748	80,431
Coromandel International Ltd.	22,622	552,472
Cosmo First Ltd.	5,636	44,055
Craftsman Automation Ltd.	3,000	248,365
CreditAccess Grameen Ltd.(2)	5,896	82,113
CRISIL Ltd.	1,033	49,708
Crompton Greaves Consumer Electricals Ltd.	42,692	121,202
Cummins India Ltd.	7,999	431,361
Cyient Ltd.	12,879	129,849
Dabur India Ltd.	25,853	147,436
Dalmia Bharat Ltd.	5,784	126,707
Dalmia Bharat Refractories Ltd.(2)	33	4
Dalmia Bharat Sugar & Industries Ltd.	1,638	5,441
DAM Capital Advisors Ltd.	12,699	21,000
Datamatics Global Services Ltd.	5,211	44,230
DB Corp. Ltd.	13,014	32,231
DCB Bank Ltd.	38,727	79,128
DCM Shriram Fine Chemicals Ltd.(2)	6,912	2,425
DCM Shriram Industries Ltd.	6,912	2,762
DCM Shriram International Ltd.(2)	6,912	4,837
DCM Shriram Ltd.	6,921	78,897
DCW Ltd.	38,894	20,334
Deepak Fertilisers & Petrochemicals Corp. Ltd.	4,777	52,362
Deepak Nitrite Ltd.	5,774	100,286
Delta Corp. Ltd.	3,208	2,161
Devyani International Ltd.(2)	51,787	72,646
17

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Digitide Solutions Ltd.(2)	6,356	$6,880
Dilip Buildcon Ltd.	10,399	47,582
Dish TV India Ltd.(2)	221,711	7,048
Dishman Carbogen Amcis Ltd.(2)	11,349	21,843
Divi's Laboratories Ltd.	3,904	275,553
Dixon Technologies India Ltd.	2,520	292,130
DLF Ltd.	25,071	166,585
D-Link India Ltd.	5,282	24,570
Dr. Lal PathLabs Ltd.	4,912	75,824
Dr. Reddy's Laboratories Ltd., ADR	29,889	429,804
Dwarikesh Sugar Industries Ltd.	31,044	12,737
E2E Networks Ltd.(2)	375	10,655
eClerx Services Ltd.	7,072	247,022
Edelweiss Financial Services Ltd.	128,351	161,521
Eicher Motors Ltd.	5,646	497,513
EID Parry India Ltd.(2)	23,743	226,092
EIH Ltd.	23,266	80,183
Elecon Engineering Co. Ltd.	16,414	75,185
Electrosteel Castings Ltd.	36,739	27,946
Emami Ltd.	34,735	176,796
Embassy Developments Ltd.(2)	46,013	30,588
Endurance Technologies Ltd.	3,250	95,294
Engineers India Ltd.	77,086	188,036
Epack Durable Ltd.(2)	14,162	38,626
Epigral Ltd.	2,722	26,687
EPL Ltd.	46,019	110,069
Equitas Small Finance Bank Ltd.(2)	112,358	79,561
Escorts Kubota Ltd.	1,598	61,834
Ester Industries Ltd.	7,600	8,839
Eternal Ltd.(2)	91,136	246,626
Eveready Industries India Ltd.	9,278	33,849
Everest Industries Ltd.	1,312	5,616
Everest Kanto Cylinder Ltd.	12,621	15,572
Excel Industries Ltd.	1,451	15,206
Exide Industries Ltd.	50,863	187,091
FDC Ltd.	1,453	5,707
Federal Bank Ltd.	249,215	822,318
Federal-Mogul Goetze India Ltd.(2)	5,784	25,886
FIEM Industries Ltd.	1,560	37,410
Filatex India Ltd.	43,459	20,765
Fine Organic Industries Ltd.	1,901	98,438
Fineotex Chemical Ltd.	59,570	15,469
Finolex Cables Ltd.	7,205	72,352
Finolex Industries Ltd.	51,489	104,894
Five-Star Business Finance Ltd.	27,693	127,130
Force Motors Ltd.	1,521	407,687
Fortis Healthcare Ltd.	12,310	127,803
G R Infraprojects Ltd.	4,953	51,993
Gabriel India Ltd.	10,034	110,265
GAIL India Ltd.	118,569	221,249
Galaxy Surfactants Ltd.	260	5,624
Garware Technical Fibres Ltd.	8,469	59,897
Gateway Distriparks Ltd.	25,998	16,824
18

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
GE Vernova T&D India Ltd.	6,299	$266,591
Geojit Financial Services Ltd.	25,322	17,596
GHCL Ltd.	11,424	60,140
GHCL Textiles Ltd.	5,163	4,342
GIC Housing Finance Ltd.	7,865	13,357
Gillette India Ltd.	1,040	95,420
Gland Pharma Ltd.	3,180	63,881
GlaxoSmithKline Pharmaceuticals Ltd.	1,424	40,322
Glenmark Pharmaceuticals Ltd.	5,271	123,863
Global Health Ltd.	6,568	82,228
Globus Spirits Ltd.	1,530	15,056
GM Breweries Ltd.	2,182	23,909
GMM Pfaudler Ltd.	5,881	60,329
GMR Airports Ltd.(2)	115,370	127,827
GMR Power & Urban Infra Ltd.(2)	12,421	16,474
GNA Axles Ltd.	1,572	7,238
Go Fashion India Ltd.(2)	1,423	4,857
Godawari Power & Ispat Ltd.	63,770	186,792
Godrej Agrovet Ltd.	8,470	59,682
Godrej Consumer Products Ltd.	6,465	86,593
Godrej Properties Ltd.(2)	3,460	65,892
Gokul Agro Resources Ltd.(2)	34,108	63,650
Granules India Ltd.	14,660	94,158
Graphite India Ltd.	10,458	82,605
Grasim Industries Ltd.	12,195	375,521
Great Eastern Shipping Co. Ltd.	29,918	440,512
Greaves Cotton Ltd.	35,619	59,919
Greenpanel Industries Ltd.(2)	7,398	16,773
Greenply Industries Ltd.	13,704	33,272
Grindwell Norton Ltd.	1,853	33,872
Gujarat Alkalies & Chemicals Ltd.	3,254	17,100
Gujarat Ambuja Exports Ltd.	30,364	47,101
Gujarat Fluorochemicals Ltd.	757	29,039
Gujarat Industries Power Co. Ltd.	9,040	14,054
Gujarat Mineral Development Corp. Ltd.	9,795	61,379
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	12,684	63,618
Gujarat Pipavav Port Ltd.	57,229	111,241
Gujarat State Fertilizers & Chemicals Ltd.	38,670	71,965
Gujarat State Petronet Ltd.	63,517	212,826
Gulf Oil Lubricants India Ltd.	5,694	69,180
Hathway Cable & Datacom Ltd.(2)	53,179	6,280
Havells India Ltd.	17,068	262,213
HCL Technologies Ltd.	75,792	1,160,111
HDFC Asset Management Co. Ltd.	19,482	578,234
HDFC Bank Ltd.	451,459	4,413,012
HDFC Life Insurance Co. Ltd.	28,671	225,575
HEG Ltd.	12,544	79,657
HeidelbergCement India Ltd.	18,473	33,240
Heritage Foods Ltd.	14,642	51,310
Hero MotoCorp Ltd.	15,685	985,556
Hexaware Technologies Ltd.	22,746	118,650
HFCL Ltd.	55,288	41,685
HG Infra Engineering Ltd.	4,795	28,552
19

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Hikal Ltd.	6,930	$15,009
Himadri Speciality Chemical Ltd., ADR	30,894	164,984
Himatsingka Seide Ltd.	16,480	18,151
Hindalco Industries Ltd.	156,150	1,589,162
Hinduja Global Solutions Ltd.(2)	630	2,612
Hindustan Aeronautics Ltd.	4,725	203,435
Hindustan Construction Co. Ltd.(2)	72,973	13,981
Hindustan Oil Exploration Co. Ltd.(2)	12,291	17,715
Hindustan Petroleum Corp. Ltd.	173,666	837,647
Hindustan Unilever Ltd.	29,043	746,723
Hitachi Energy India Ltd.	989	278,159
HI-Tech Pipes Ltd.	26,394	25,596
Honda India Power Products Ltd.	797	18,623
Housing & Urban Development Corp. Ltd.	16,313	33,512
Huhtamaki India Ltd.	5,133	9,968
I G Petrochemicals Ltd.	1,499	5,971
ICICI Bank Ltd., ADR	146,987	4,484,573
ICICI Lombard General Insurance Co. Ltd.	7,483	156,610
ICICI Prudential Life Insurance Co. Ltd.	9,480	68,256
IDFC First Bank Ltd.	549,216	443,965
IFCI Ltd.(2)	52,682	34,815
IIFL Capital Services Ltd.	43,723	138,967
IIFL Finance Ltd.	71,101	388,461
India Cements Ltd.(2)	19,560	87,143
India Glycols Ltd.	9,348	98,925
India Shelter Finance Corp. Ltd.	2,795	22,555
Indiabulls Ltd.(2)	147,414	16,970
IndiaMart InterMesh Ltd.	6,771	159,081
Indian Bank	32,035	349,120
Indian Energy Exchange Ltd.	51,181	70,765
Indian Hotels Co. Ltd.	34,514	253,446
Indian Hume Pipe Co. Ltd.	4,662	17,055
Indian Metals & Ferro Alloys Ltd.	3,462	48,224
Indian Oil Corp. Ltd.	271,128	558,842
Indian Railway Catering & Tourism Corp. Ltd.	9,660	60,579
Indian Renewable Energy Development Agency Ltd.(2)	32,696	43,996
Indo Count Industries Ltd.	10,682	31,352
Indraprastha Gas Ltd.	55,046	103,509
Indraprastha Medical Corp. Ltd.	16,933	75,115
Indus Towers Ltd.(2)	176,045	882,025
IndusInd Bank Ltd.(2)	74,180	780,556
Info Edge India Ltd.	19,177	217,217
Infosys Ltd., ADR(1)	256,985	3,710,863
Ingersoll Rand India Ltd.	307	13,533
INOX India Ltd.	3,112	39,828
Intellect Design Arena Ltd.	14,395	110,655
InterGlobe Aviation Ltd.	13,896	739,377
IOL Chemicals & Pharmaceuticals Ltd.	29,965	24,138
ION Exchange India Ltd.	5,549	22,244
IRB Infrastructure Developers Ltd.	335,640	154,037
IRCON International Ltd.	39,977	63,272
ISGEC Heavy Engineering Ltd.	8,502	83,049
J Kumar Infraprojects Ltd.	6,357	36,943
20

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Jagran Prakashan Ltd.	9,956	$6,945
Jai Balaji Industries Ltd.(2)	26,950	20,470
Jai Corp. Ltd.	9,007	10,970
Jain Irrigation Systems Ltd.(2)	59,660	23,073
Jaiprakash Associates Ltd.(2)	47,432	1,486
Jaiprakash Power Ventures Ltd.(2)	699,678	117,309
Jammu & Kashmir Bank Ltd.	107,723	143,853
Jamna Auto Industries Ltd.	52,330	84,928
Jash Engineering Ltd.	5,310	23,372
JB Chemicals & Pharmaceuticals Ltd.	14,139	318,968
Jindal Drilling & Industries Ltd.	2,127	10,422
Jindal Poly Films Ltd.	1,475	10,005
Jindal Saw Ltd.	53,281	108,730
Jindal Stainless Ltd.	56,432	482,430
Jindal Steel Ltd.	37,888	518,801
Jio Financial Services Ltd.	191,278	537,850
JK Cement Ltd.	4,664	290,278
JK Lakshmi Cement Ltd.	14,332	112,621
JK Paper Ltd.	25,337	100,931
JK Tyre & Industries Ltd.	22,186	122,357
JM Financial Ltd.	103,344	145,214
JSW Energy Ltd.	42,000	225,307
JSW Steel Ltd.	21,879	304,733
Jubilant Foodworks Ltd.	22,574	129,105
Jubilant Ingrevia Ltd.	12,275	79,104
Jubilant Pharmova Ltd.	7,752	73,871
Just Dial Ltd.(2)	979	5,918
Jyoti Structures Ltd.(2)	168,125	23,229
Kajaria Ceramics Ltd.	16,006	168,514
Kalpataru Projects International Ltd.	13,804	188,322
Kalyan Jewellers India Ltd.	4,962	22,403
Kalyani Steels Ltd.	2,407	19,845
Kansai Nerolac Paints Ltd.	14,918	33,377
Karnataka Bank Ltd.	37,244	83,123
Karur Vysya Bank Ltd.	129,112	463,212
Kaveri Seed Co. Ltd.	5,784	49,201
KCP Ltd.	19,748	34,401
KEC International Ltd.	37,089	238,389
Kellton Tech Solutions Ltd.(2)	38,405	8,120
Kennametal India Ltd.	279	7,421
Kfin Technologies Ltd.	7,063	74,404
Kiri Industries Ltd.(2)	8,250	41,156
Kirloskar Brothers Ltd.	2,915	50,784
Kirloskar Ferrous Industries Ltd.	11,193	48,923
Kirloskar Oil Engines Ltd.	20,773	318,396
KNR Constructions Ltd.	38,774	56,514
Kolte-Patil Developers Ltd.(2)	1,397	5,448
Kopran Ltd.	1,454	2,112
Kotak Mahindra Bank Ltd.	339,630	1,552,166
KPIT Technologies Ltd.	15,137	128,655
KPR Mill Ltd.	5,470	54,158
KRBL Ltd.	8,855	33,112
Krishna Institute of Medical Sciences Ltd.(2)	15,587	127,925
21

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Kwality Wall's India Ltd.(2)	29,043	$8,338
L&T Finance Ltd.	138,701	433,343
L&T Technology Services Ltd.	955	36,895
LA Opala RG Ltd.	4,256	9,662
Larsen & Toubro Ltd.	24,156	1,136,439
Laxmi Organic Industries Ltd.	22,759	31,570
LG Balakrishnan & Bros Ltd.	4,509	96,575
LIC Housing Finance Ltd.	48,332	286,063
Lincoln Pharmaceuticals Ltd.	1,473	10,224
Linde India Ltd.	348	25,783
Lloyds Metals & Energy Ltd.	10,764	146,150
Lodha Developers Ltd.	10,590	115,245
LT Foods Ltd.	21,706	96,243
LTIMindtree Ltd.	5,066	249,256
Lupin Ltd.	17,797	452,350
LUX Industries Ltd.	1,558	15,452
Mahanagar Gas Ltd.	15,132	203,086
Maharashtra Scooters Ltd.	356	51,932
Maharashtra Seamless Ltd.	14,871	91,849
Mahindra & Mahindra Financial Services Ltd.	85,818	353,426
Mahindra & Mahindra Ltd.	37,941	1,418,099
Mahindra Holidays & Resorts India Ltd.(2)	11,646	36,421
Mahindra Logistics Ltd.	4,485	20,433
Maithan Alloys Ltd.	2,266	25,018
Man Infraconstruction Ltd.	17,927	20,956
Manali Petrochemicals Ltd.	9,199	5,609
Manappuram Finance Ltd.	161,805	503,393
Mangalam Cement Ltd.	4,384	43,915
Mankind Pharma Ltd.	8,430	208,578
Marico Ltd.	34,196	296,517
Marksans Pharma Ltd.	42,291	81,247
Maruti Suzuki India Ltd.	4,220	689,862
MAS Financial Services Ltd.	4,887	17,447
Matrimony.com Ltd.	293	1,302
Max Financial Services Ltd.(2)	25,739	513,280
Max Healthcare Institute Ltd.	18,740	225,571
Mayur Uniquoters Ltd.	3,364	19,686
Mazagon Dock Shipbuilders Ltd.	4,276	104,598
Medplus Health Services Ltd.(2)	9,426	87,896
Meghmani Organics Ltd.(2)	29,589	17,185
Metropolis Healthcare Ltd.	1,019	21,407
Minda Corp. Ltd.	8,086	49,451
Mirza International Ltd.(2)	9,808	3,707
MOIL Ltd.	7,182	24,290
Monarch Networth Capital Ltd.	3,201	9,855
Motherson Sumi Wiring India Ltd.	235,813	112,191
Motilal Oswal Financial Services Ltd.	33,965	271,122
Mphasis Ltd.	18,792	475,041
MRF Ltd.	329	510,167
Mrs Bectors Food Specialities Ltd.	7,485	17,178
Multi Commodity Exchange of India Ltd.	14,890	400,656
Muthoot Finance Ltd.	15,724	580,320
Narayana Hrudayalaya Ltd.	15,781	317,507
22

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Natco Pharma Ltd.	16,139	$175,570
National Aluminium Co. Ltd.	175,175	683,492
National Fertilizers Ltd.	10,348	8,808
Nava Ltd.	43,208	282,949
Navin Fluorine International Ltd.	7,125	490,768
NCC Ltd.	106,551	179,193
NESCO Ltd.	1,414	17,479
Nestle India Ltd.	35,185	499,967
Network18 Media & Investments Ltd.(2)	137,865	50,567
Neuland Laboratories Ltd.	759	107,213
Newgen Software Technologies Ltd.	7,611	42,619
NHPC Ltd.	231,840	192,061
NIIT Learning Systems Ltd.	7,767	28,820
NIIT Ltd.	9,326	7,345
Nippon Life India Asset Management Ltd.	20,520	210,191
Nitin Spinners Ltd.	3,812	15,928
NLC India Ltd.	40,252	115,225
NMDC Ltd.	537,979	484,116
NOCIL Ltd.	17,520	27,841
Northern Arc Capital Ltd.(2)	14,639	40,619
NTPC Ltd.	279,631	1,175,355
Nucleus Software Exports Ltd.	1,557	13,593
Nuvama Wealth Management Ltd.	15,600	213,636
Oberoi Realty Ltd.	9,619	161,218
Oil & Natural Gas Corp. Ltd.	270,546	833,821
Oil India Ltd.	89,978	479,783
One 97 Communications Ltd.(2)	18,464	223,263
OnMobile Global Ltd.(2)	3,493	1,955
Oracle Financial Services Software Ltd.	3,204	245,197
Orient Cement Ltd.	10,027	16,997
Orient Electric Ltd.	31,070	63,278
Orient Green Power Co. Ltd.(2)	182,034	19,789
Page Industries Ltd.	613	216,595
Paisalo Digital Ltd.	72,148	28,268
Panama Petrochem Ltd.	4,381	13,572
Paradeep Phosphates Ltd.	139,495	186,836
Patel Engineering Ltd.(2)	59,060	17,923
PB Fintech Ltd.(2)	6,905	112,516
PC Jeweller Ltd.(2)	244,100	26,665
Pennar Industries Ltd.(2)	21,103	34,721
Persistent Systems Ltd.	7,627	398,028
Petronet LNG Ltd.	170,862	607,511
Phoenix Mills Ltd.	9,365	170,977
PI Industries Ltd.	8,669	297,475
Pidilite Industries Ltd.	15,580	255,741
Piramal Finance Ltd.(2)	14,151	271,084
Piramal Pharma Ltd.	50,878	87,449
PIX Transmissions Ltd.	2,307	36,848
PNB Housing Finance Ltd.	22,550	204,737
PNC Infratech Ltd.	17,907	40,717
Pokarna Ltd.	3,522	35,312
Polycab India Ltd.	1,929	182,767
Polyplex Corp. Ltd.	3,736	34,852
23

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Poonawalla Fincorp Ltd.(2)	8,485	$42,457
Power Finance Corp. Ltd.	166,731	759,304
Power Grid Corp. of India Ltd.	301,760	992,255
Power Mech Projects Ltd.	1,510	34,609
Prakash Industries Ltd.	29,875	43,122
Prakash Pipes Ltd.	3,503	7,894
Precision Camshafts Ltd.	8,326	12,478
Prestige Estates Projects Ltd.	8,021	122,891
Pricol Ltd.	15,569	103,254
Prince Pipes & Fittings Ltd.	10,830	30,096
Prism Johnson Ltd.(2)	20,331	28,097
Privi Speciality Chemicals Ltd.	2,429	81,320
Prudent Corporate Advisory Services Ltd.	1,266	32,728
PSP Projects Ltd.(2)	2,983	23,753
PTC India Ltd.	56,480	103,411
Pudumjee Paper Products Ltd.	10,757	9,831
Punjab National Bank	135,752	193,325
Quess Corp. Ltd.	3,069	6,607
R Systems International Ltd.	4,643	14,757
Railtel Corp. of India Ltd.	23,973	82,792
Rain Industries Ltd.	50,160	82,032
Rainbow Children's Medicare Ltd.	10,147	132,964
Rajesh Exports Ltd.(2)	5,055	8,012
Rallis India Ltd.	2,331	7,099
Ramco Cements Ltd.	28,996	360,017
Ramco Industries Ltd.	5,549	17,765
Ramkrishna Forgings Ltd.	14,795	89,842
Ramky Infrastructure Ltd.(2)	5,433	27,282
Rashtriya Chemicals & Fertilizers Ltd.	39,385	54,995
Ratnamani Metals & Tubes Ltd.	2,566	69,267
RattanIndia Power Ltd.(2)	123,095	11,253
Raymond Lifestyle Ltd.(2)	1	10
Raymond Ltd.(2)	7,599	33,546
Raymond Realty Ltd.(2)	7,599	35,161
RBL Bank Ltd.	83,585	294,202
REC Ltd.	148,289	571,119
Redington Ltd.	87,916	271,443
Relaxo Footwears Ltd.	466	1,786
Reliance Industrial Infrastructure Ltd.	626	4,845
Reliance Industries Ltd., GDR	87,585	5,358,539
Reliance Infrastructure Ltd.(2)	38,258	38,071
Reliance Power Ltd.(2)	508,308	134,362
Religare Enterprises Ltd.(2)	31,562	73,508
Repco Home Finance Ltd.	8,841	37,050
Rico Auto Industries Ltd.	24,063	35,058
RITES Ltd.	18,982	44,705
RPG Life Sciences Ltd.	1,162	23,969
Rupa & Co. Ltd.	2,495	3,801
SAMHI Hotels Ltd.(2)	20,812	37,157
Sammaan Capital Ltd.(2)	107,910	178,067
Samvardhana Motherson International Ltd.	357,282	524,354
Sandhar Technologies Ltd.	3,964	22,119
Sanghvi Movers Ltd.	7,262	20,872
24

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Sanofi India Ltd.	976	$42,595
Sansera Engineering Ltd.	13,129	338,528
Sapphire Foods India Ltd.(2)	33,682	75,763
Sarda Energy & Minerals Ltd.	24,382	147,954
Saregama India Ltd.	1,980	7,246
SBFC Finance Ltd.(2)	95,684	98,036
SBI Cards & Payment Services Ltd.(2)	35,104	299,398
SBI Life Insurance Co. Ltd.	11,654	261,150
Schaeffler India Ltd.	875	41,990
Schneider Electric Infrastructure Ltd.(2)	4,184	41,729
SEAMEC Ltd.(2)	2,359	34,172
Servotech Renewable Power System Ltd.	11,152	9,271
Sharda Cropchem Ltd.	4,645	61,049
Share India Securities Ltd.	16,719	24,159
Shipping Corp. of India Land & Assets Ltd.	5,563	2,802
Shipping Corp. of India Ltd.	36,362	105,296
Shoppers Stop Ltd.(2)	2,091	7,011
Shree Cement Ltd.	961	275,465
Shree Renuka Sugars Ltd.(2)	13,699	3,664
Shriram Finance Ltd.	162,950	1,937,422
Shriram Pistons & Rings Ltd.	2,729	93,558
Shyam Metalics & Energy Ltd.	15,545	147,246
Siemens Energy India Ltd.	2,965	95,647
Siemens Ltd.(2)	2,965	111,521
Siyaram Silk Mills Ltd.	3,903	22,844
SJS Enterprises Ltd.	232	4,501
SKF India Industrial Ltd.(2)	3,332	93,851
SKF India Ltd.	3,332	63,746
SMC Global Securities Ltd.	20,728	17,548
Sobha Ltd.	9,655	148,309
Solar Industries India Ltd.	1,815	269,825
Solara Active Pharma Sciences Ltd.(2)	3,164	16,094
South Indian Bank Ltd.	308,995	139,886
Southern Petrochemical Industries Corp. Ltd.	17,726	13,573
Spandana Sphoorty Financial Ltd.(2)	2,425	6,758
Spandana Sphoorty Financial Ltd.(2)	591	826
SpiceJet Ltd.(2)	31,227	5,534
SRF Ltd.	8,805	248,426
Star Cement Ltd.	27,251	64,298
State Bank of India, GDR	13,077	1,722,650
Steel Strips Wheels Ltd.	10,643	25,180
Sterling Tools Ltd.	6,076	14,891
Sterlite Technologies Ltd.(2)	13,985	24,492
STL Networks Ltd.(2)	13,985	3,178
Stove Kraft Ltd.	4,034	21,630
Sudarshan Chemical Industries Ltd.	8,677	83,751
Sula Vineyards Ltd.	5,406	10,182
Sumitomo Chemical India Ltd.	4,396	19,402
Sun Pharmaceutical Industries Ltd.	30,085	576,763
Sun TV Network Ltd.	19,960	142,364
Sundaram Finance Ltd.	4,110	249,296
Sundram Fasteners Ltd.	6,323	60,777
Sunflag Iron & Steel Co. Ltd.	6,118	16,567
25

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Sunteck Realty Ltd.	3,995	$17,638
Supreme Industries Ltd.	4,667	204,262
Supreme Petrochem Ltd.	13,676	107,850
Surya Roshni Ltd.	20,466	50,412
Suryoday Small Finance Bank Ltd.(2)	13,374	19,433
Suzlon Energy Ltd.(2)	310,060	145,701
Swan Corp. Ltd.	3,528	14,849
Swaraj Engines Ltd.	1,257	49,742
Syngene International Ltd.	24,696	114,798
TAJGVK Hotels & Resorts Ltd.	4,746	18,683
Tamil Nadu Newsprint & Papers Ltd.	7,235	10,892
Tamilnadu Petroproducts Ltd.	7,021	7,274
Tanla Platforms Ltd.	11,719	58,681
Tata Chemicals Ltd.	18,243	144,035
Tata Communications Ltd.	12,690	222,930
Tata Consultancy Services Ltd.	55,232	1,605,224
Tata Consumer Products Ltd.	10,750	134,888
Tata Elxsi Ltd.	5,109	254,044
Tata Investment Corp. Ltd.	16,030	116,040
Tata Motors Ltd./new(2)	132,439	737,219
Tata Motors Passenger Vehicles Ltd.	132,439	557,789
Tata Power Co. Ltd.	66,073	274,700
Tata Steel Ltd.	787,907	1,842,216
Tata Technologies Ltd.	34,517	222,680
Tata Teleservices Maharashtra Ltd.(2)	18,159	8,309
TCI Express Ltd.	457	2,741
TeamLease Services Ltd.(2)	194	2,603
Tech Mahindra Ltd.	58,736	878,965
Thermax Ltd.	2,239	76,799
Thirumalai Chemicals Ltd.(2)	10,204	21,471
Thyrocare Technologies Ltd.	9,510	41,286
Time Technoplast Ltd.	24,064	48,604
Tips Music Ltd.	8,489	50,211
Titan Co. Ltd.	9,629	458,691
Torrent Pharmaceuticals Ltd.	9,046	431,473
Torrent Power Ltd.	13,079	225,696
Tourism Finance Corp. of India Ltd.	82,910	64,585
TransIndia Real Estate Ltd.(2)	9,782	2,622
Transport Corp. of India Ltd.	1,642	18,115
Trent Ltd.	5,307	228,034
Trident Ltd.	188,086	53,028
Triveni Engineering & Industries Ltd.	12,778	55,489
TTK Prestige Ltd.	2,696	15,509
Tube Investments of India Ltd.	4,500	136,153
TV Today Network Ltd.	2,282	3,131
TVS Motor Co. Ltd.	3,946	168,065
TVS Motor Co. Ltd., Preference Shares(2)	15,784	1,735
Uflex Ltd.	10,549	55,904
Ujjivan Small Finance Bank Ltd.(2)	138,471	88,408
UltraTech Cement Ltd.	3,742	521,736
Union Bank of India Ltd.	193,333	430,348
United Spirits Ltd.	15,196	230,753
UNO Minda Ltd.	9,825	128,432
26

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
UPL Ltd.	45,604	$319,939
Usha Martin Ltd.	23,690	109,219
UTI Asset Management Co. Ltd.	9,790	106,433
Vaibhav Global Ltd.	1,025	2,546
Valiant Organics Ltd.(2)	1,671	4,239
Vardhman Textiles Ltd.	23,963	143,530
Varroc Engineering Ltd.	8,583	51,094
Varun Beverages Ltd.	62,524	310,739
Vedant Fashions Ltd.	5,139	22,052
Vedanta Ltd.	164,536	1,301,353
Veedol Corp. Ltd.	360	5,511
Venky's India Ltd.	238	3,530
V-Guard Industries Ltd.	15,534	53,590
Vijaya Diagnostic Centre Ltd.	7,454	82,550
Vimta Labs Ltd.	4,634	22,981
Vinati Organics Ltd.	654	10,620
VIP Industries Ltd.(2)	11,408	44,920
Vishnu Chemicals Ltd.	3,320	18,365
VL E-Governance & IT Solutions Ltd.(2)	10,240	1,754
V-Mart Retail Ltd.(2)	8,056	49,187
Vodafone Idea Ltd.(2)	232,783	27,145
Voltamp Transformers Ltd.	484	48,509
Voltas Ltd.	5,043	86,561
VRL Logistics Ltd.	12,044	36,743
WAAREE Energies Ltd.	7,495	223,252
Waaree Renewable Technologies Ltd.(2)	3,549	33,319
Welspun Corp. Ltd.	23,565	214,372
Welspun Enterprises Ltd.	9,136	48,799
Welspun Living Ltd.	41,434	57,358
West Coast Paper Mills Ltd.	5,873	27,249
Westlife Foodworld Ltd.	3,809	20,723
Windlas Biotech Ltd.	2,099	17,459
Wipro Ltd., ADR(1)	224,363	498,086
Wonderla Holidays Ltd.	1,940	10,178
Yes Bank Ltd.(2)	1,931,402	440,260
Zee Entertainment Enterprises Ltd.	166,803	160,545
Zensar Technologies Ltd.	22,776	141,878
Zydus Lifesciences Ltd.	9,481	96,488
		129,732,989
Indonesia — 1.3%
ABM Investama Tbk. PT	109,100	18,741
Adaro Andalan Indonesia PT	480,633	264,846
Adhi Karya Persero Tbk. PT(2)	245,413	3,547
Adi Sarana Armada Tbk. PT	73,600	5,216
Agung Podomoro Land Tbk. PT(2)	80,200	717
Alam Sutera Realty Tbk. PT(2)	2,581,000	25,362
Alamtri Minerals Indonesia Tbk. PT	1,405,900	175,596
Alamtri Resources Indonesia Tbk. PT	2,428,500	338,603
Amman Mineral Internasional PT(2)	313,800	143,148
Aneka Tambang Tbk. PT	921,400	239,576
Astra Agro Lestari Tbk. PT	40,600	18,151
Astra International Tbk. PT	1,890,700	752,306
Astra Otoparts Tbk. PT	140,800	24,346
27

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Bank BTPN Syariah Tbk. PT	433,300	$29,691
Bank Central Asia Tbk. PT	1,546,200	660,212
Bank China Construction Bank Indonesia Tbk. PT(2)	357,900	1,558
Bank Mandiri Persero Tbk. PT	2,793,500	876,801
Bank Negara Indonesia Persero Tbk. PT	1,089,600	285,587
Bank Pan Indonesia Tbk. PT	266,100	17,057
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	248,200	12,286
Bank Pembangunan Daerah Jawa Timur Tbk. PT	113,500	3,995
Bank Rakyat Indonesia Persero Tbk. PT	3,417,397	795,294
Bank Syariah Indonesia Tbk. PT	68,639	9,649
Bank Tabungan Negara Persero Tbk. PT	736,545	60,965
Barito Pacific Tbk. PT(2)	799,015	94,762
BFI Finance Indonesia Tbk. PT	1,086,800	50,852
Blue Bird Tbk. PT	139,500	14,568
Buana Lintas Lautan Tbk. PT(2)	553,700	16,461
Bukalapak.com Tbk. PT(2)	8,500,100	73,976
Bukit Asam Persero Tbk. PT	883,100	136,876
Buma Internasional Grup Tbk. PT(2)	1,482,300	26,339
Bumi Resources Minerals Tbk. PT(2)	5,563,500	321,594
Bumi Resources Tbk. PT(2)	6,997,500	107,364
Bumi Serpong Damai Tbk. PT(2)	732,100	36,175
Chandra Asri Pacific Tbk. PT	151,800	60,691
Charoen Pokphand Indonesia Tbk. PT	239,100	60,573
Ciputra Development Tbk. PT	1,125,200	51,650
Cisarua Mountain Dairy Tbk. PT	64,600	19,947
Dharma Polimetal Tbk. PT	280,300	17,885
Dharma Satya Nusantara Tbk. PT	1,502,300	123,633
Dian Swastatika Sentosa Tbk. PT(2)	48,700	229,084
Elang Mahkota Teknologi Tbk. PT	3,179,300	168,746
Elnusa Tbk. PT	960,900	48,843
Energi Mega Persada Tbk. PT(2)	3,988,800	420,166
ESSA Industries Indonesia Tbk. PT	1,274,800	49,047
Gajah Tunggal Tbk. PT	529,400	35,207
Global Mediacom Tbk. PT(2)	881,800	7,366
GoTo Gojek Tokopedia Tbk. PT(2)	9,758,100	35,500
Indah Kiat Pulp & Paper Tbk. PT	444,500	306,745
Indika Energy Tbk. PT	1,364,500	298,162
Indo Tambangraya Megah Tbk. PT	88,900	120,684
Indocement Tunggal Prakarsa Tbk. PT	101,100	37,343
Indofood CBP Sukses Makmur Tbk. PT	52,300	24,471
Indofood Sukses Makmur Tbk. PT	147,200	56,602
Indosat Tbk. PT	412,000	56,706
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	1,000,352	32,214
Japfa Comfeed Indonesia Tbk. PT	1,115,500	158,156
Jasa Marga Persero Tbk. PT	201,300	44,415
Kalbe Farma Tbk. PT	887,100	58,242
Kawasan Industri Jababeka Tbk. PT	2,945,700	36,153
Lippo Karawaci Tbk. PT(2)	5,142,600	32,493
Malindo Feedmill Tbk. PT	13,400	631
Map Aktif Adiperkasa PT	1,832,300	76,883
Mark Dynamics Indonesia Tbk. PT	299,900	14,416
Matahari Department Store Tbk. PT	145,500	16,590
MD Entertainment Tbk. PT(2)	54,400	27,239
28

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Medco Energi Internasional Tbk. PT	1,380,640	$142,167
Media Nusantara Citra Tbk. PT(2)	1,273,900	17,754
Medikaloka Hermina Tbk. PT	1,063,600	81,474
Merdeka Copper Gold Tbk. PT(2)	237,551	53,136
Mitra Adiperkasa Tbk. PT	1,722,400	137,878
Mitra Keluarga Karyasehat Tbk. PT	115,400	15,166
Mitra Pinasthika Mustika Tbk. PT	157,800	9,651
MNC Tourism Indonesia Tbk. PT(2)	4,059,500	29,771
Pabrik Kertas Tjiwi Kimia Tbk. PT	201,400	131,703
Pakuwon Jati Tbk. PT	1,083,400	23,634
Panin Financial Tbk. PT(2)	1,773,800	28,536
Perusahaan Gas Negara Persero Tbk. PT	899,200	128,126
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	609,500	42,700
PP Persero Tbk. PT(2)	159,800	3,349
Puradelta Lestari Tbk. PT	105,100	858
Rimo International Lestari Tbk. PT(2)	329,900	—
Salim Ivomas Pratama Tbk. PT	44,700	1,611
Samator Indo Gas Tbk. PT	86,700	17,023
Samudera Indonesia Tbk. PT	1,064,000	25,366
Sarana Menara Nusantara Tbk. PT	1,772,400	53,336
Sawit Sumbermas Sarana Tbk. PT	1,100	103
Selamat Sempurna Tbk. PT	231,100	25,153
Semen Indonesia Persero Tbk. PT	508,407	88,463
Siloam International Hospitals Tbk. PT(2)	246,200	39,349
Sri Rejeki Isman Tbk. PT(2)	54,600	—
Steel Pipe Industry of Indonesia PT	274,200	8,491
Sumber Alfaria Trijaya Tbk. PT	1,598,700	158,990
Sumber Tani Agung Resources Tbk. PT	174,800	12,149
Summarecon Agung Tbk. PT	1,703,100	38,156
Surya Semesta Internusa Tbk. PT	2,414,900	199,150
Telkom Indonesia Persero Tbk. PT, ADR(1)	47,167	1,003,242
Temas Tbk. PT	1,259,000	10,354
Timah Tbk. PT	751,000	205,701
Triputra Agro Persada PT	1,607,900	155,894
Tunas Baru Lampung Tbk. PT	24,900	1,003
Unilever Indonesia Tbk. PT	696,500	98,793
United Tractors Tbk. PT	215,300	366,707
Vale Indonesia Tbk. PT	352,064	165,526
Waskita Karya Persero Tbk. PT(2)	384,292	—
Wijaya Karya Persero Tbk. PT(2)	437,400	—
XLSMART Telecom Sejahtera Tbk. PT	1,036,895	195,760
		12,084,923
Kuwait — 0.6%
A'ayan Leasing & Investment Co. KSCP	164,186	120,609
A'ayan Real Estate Co. SAK	72,762	33,808
Agility Public Warehousing Co. KSCC	487,694	219,154
Al Ahli Bank of Kuwait KSCP	290,504	289,844
Ali Alghanim Sons Automotive Co. KSCC	12,968	49,339
Beyout Holding Co. KPSC	30,250	37,689
Boubyan Bank KSCP	42,566	94,303
Boursa Kuwait Securities Co. KPSC	5,540	56,137
Commercial Real Estate Co. KSC	151,713	100,295
First Investment Co. KSCP(2)	137,126	49,408
Gulf Bank KSCP	108,092	119,379
Humansoft Holding Co. KSC	9,214	78,738
KAMCO Investment Co. KSC	52,544	36,865
29

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Kuwait Finance House KSCP	620,653	$1,626,920
Kuwait Financial Centre SAK	89,201	39,459
Kuwait International Bank KSCP	187,958	171,134
Kuwait Telecommunications Co.	72,141	154,052
Mabanee Co. KPSC	43,607	139,408
Mobile Telecommunications Co. KSCP	223,319	394,450
National Bank of Kuwait SAKP	367,286	1,127,994
National Industries Group Holding SAK	131,597	108,117
National Investments Co. KSCP	137,034	124,130
Noor Financial Investment Co. KSC	14,871	19,595
Salhia Real Estate Co. KSCP	79,910	97,864
Sokouk Holding Co. KSCP(2)	116,043	25,251
United Real Estate Co. SAKP(2)	147,257	134,371
Warba Bank KSCP	104,772	98,646
		5,546,959
Malaysia — 1.4%
7-Eleven Malaysia Holdings Bhd., Class B	3,000	1,534
Aeon Co. M Bhd.(1)	118,600	38,375
AEON Credit Service M Bhd.	1,000	1,490
AFFIN Bank Bhd.	91,305	62,605
AirAsia X Bhd.(2)	12,798	6,505
Alliance Bank Malaysia Bhd.	196,705	254,730
AMMB Holdings Bhd.	334,300	552,164
Ann Joo Resources Bhd.(2)	20,750	2,658
Astro Malaysia Holdings Bhd.(2)	23,800	488
Axiata Group Bhd.(1)	287,200	168,145
Bank Islam Malaysia Bhd.	90,700	57,561
Berjaya Corp. Bhd.(2)	871,449	60,461
Berjaya Food Bhd.(2)	32,373	1,748
Bumi Armada Bhd.	545,900	44,259
Bursa Malaysia Bhd.	54,000	124,734
Cahya Mata Sarawak Bhd.	168,500	57,084
Capital A Bhd.(2)	33,100	4,846
Carlsberg Brewery Malaysia Bhd.	7,800	35,342
CELCOMDIGI Bhd.	257,700	211,202
CIMB Group Holdings Bhd.	530,850	1,096,155
Coastal Contracts Bhd.	3,400	1,092
CSC Steel Holdings Bhd.	18,100	6,933
Cypark Resources Bhd.(2)	15,400	2,590
Dagang NeXchange Bhd.(2)	779,600	53,144
Dayang Enterprise Holdings Bhd.	67,300	31,017
Dialog Group Bhd.	69,000	31,245
DRB-Hicom Bhd.	87,800	27,514
Dufu Technology Corp. Bhd.	43,100	17,834
Eastern & Oriental Bhd.(2)	140,400	26,671
Econpile Holdings Bhd.(2)	5,500	317
EG Industries Bhd.	65,200	18,878
Ekovest Bhd.(2)	323,900	20,801
Farm Fresh Bhd.	57,300	38,583
Fraser & Neave Holdings Bhd.	5,300	47,561
Frontken Corp. Bhd.	54,000	51,987
Gamuda Bhd.	400,706	431,053
Gas Malaysia Bhd.	23,000	28,351
Genting Bhd.	189,800	137,895
30

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Genting Plantations Bhd.	6,300	$8,271
Globetronics Technology Bhd.(2)	12,200	796
HAP Seng Consolidated Bhd.	16,900	12,374
Hartalega Holdings Bhd.(2)	202,400	45,989
Heineken Malaysia Bhd.	11,600	73,386
Hengyuan Refining Co. Bhd.(2)	10,600	2,489
Hextar Global Bhd.	92,620	19,046
Hiap Teck Venture Bhd.	125,000	8,654
Hibiscus Petroleum Bhd.	121,720	50,147
Hong Leong Bank Bhd.	35,500	212,337
Hong Leong Financial Group Bhd.	8,500	46,528
Hong Leong Industries Bhd.	400	1,922
IHH Healthcare Bhd.	59,000	137,949
IJM Corp. Bhd.	232,100	149,518
Inari Amertron Bhd.	54,200	19,718
IOI Corp. Bhd.	75,900	77,176
IOI Properties Group Bhd.	165,800	146,966
JAKS Resources Bhd.(2)	11,180	274
Jaya Tiasa Holdings Bhd.	303,800	86,612
Johor Plantations Group Bhd.	217,700	86,713
Kelington Group Bhd.	88,800	124,583
Kossan Rubber Industries Bhd.	136,100	35,268
KPJ Healthcare Bhd.(1)	246,800	185,521
KSL Holdings Bhd.	138,400	109,797
Kuala Lumpur Kepong Bhd.	48,201	235,112
Land & General Bhd.	29,900	1,151
LBS Bina Group Bhd.	8,961	1,082
Leong Hup International Bhd.	220,000	43,229
Lii Hen Industries Bhd.	4,200	334
Lotte Chemical Titan Holding Bhd.(2)	20,000	1,512
Luxchem Corp. Bhd.	20,900	2,044
Mah Sing Group Bhd.	346,700	104,189
Malakoff Corp. Bhd.	213,500	43,032
Malayan Banking Bhd.	247,549	760,620
Malayan Cement Bhd.	91,200	201,458
Malayan Flour Mills Bhd.	143,700	24,733
Malaysia Marine & Heavy Engineering Holdings Bhd.(2)	4,700	441
Malaysia Smelting Corp. Bhd.	53,200	26,351
Malaysian Pacific Industries Bhd.	1,800	14,734
Malaysian Resources Corp. Bhd.	281,800	22,449
Matrix Concepts Holdings Bhd.	36,700	13,300
Maxis Bhd.	190,700	190,116
MBM Resources Bhd.	13,400	17,182
MBSB Bhd.	316,800	58,164
Media Prima Bhd.	58,500	4,574
Mega First Corp. Bhd.	58,900	46,696
MISC Bhd.	64,900	134,566
MKH Bhd.	2,900	741
MKH Oil Palm East Kalimantan Bhd.	414	63
Mr. DIY Group M Bhd.	192,500	88,556
Muhibbah Engineering M Bhd.	2,000	280
Naim Holdings Bhd.(2)	4,300	778
Nestle Malaysia Bhd.	4,700	132,708
31

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
OCK Group Bhd.	7,100	$675
OSK Holdings Bhd.	9,900	4,322
Padini Holdings Bhd.	9,450	4,517
Paramount Corp. Bhd.	3,400	943
Pentamaster Corp. Bhd.(2)	2,000	1,690
Perak Transit Bhd.	8,349	568
Petronas Chemicals Group Bhd.	100,800	77,726
Petronas Dagangan Bhd.	26,700	150,818
Petronas Gas Bhd.	48,400	223,185
Poh Huat Resources Holdings Bhd.	2,800	629
PPB Group Bhd.	61,400	171,536
Press Metal Aluminium Holdings Bhd.	188,200	344,630
Public Bank Bhd.	617,000	781,264
QL Resources Bhd.	90,325	94,670
Ranhill Utilities Bhd.(2)	83,848	37,425
RHB Bank Bhd.	164,575	355,135
Sam Engineering & Equipment M Bhd.	2,400	2,053
Sarawak Oil Palms Bhd.	31,800	31,448
SD Guthrie Bhd.	140,700	207,864
Sime Darby Bhd.	453,600	284,735
Sime Darby Property Bhd.	421,600	156,954
SKP Resources Bhd.	150,100	18,883
SP Setia Bhd. Group	356,100	83,622
Sports Toto Bhd.	7,686	2,686
Sunway Bhd.	84,000	126,301
Sunway Construction Group Bhd.	47,400	85,883
Supermax Corp. Bhd.(2)	249,651	17,945
Ta Ann Holdings Bhd.	26,400	31,395
Tanco Holdings Bhd.(2)	54,900	22,434
Telekom Malaysia Bhd.	97,300	186,264
Tenaga Nasional Bhd.	297,500	1,098,655
Thong Guan Industries Bhd.	2,400	727
TIME dotCom Bhd.	180,100	281,331
Tiong NAM Logistics Holdings Bhd.(2)	27,572	5,801
Tropicana Corp. Bhd.(2)	4,807	1,545
TSH Resources Bhd.(2)	77,200	24,196
Uchi Technologies Bhd.	7,500	5,878
UEM Sunrise Bhd.	100,000	14,758
Unisem M Bhd.	51,700	41,597
United Plantations Bhd.	26,250	198,984
Vantris Energy Bhd.(2)	2,160	194
Velesto Energy Bhd.	1,303,300	102,265
ViTrox Corp. Bhd.	8,000	9,440
VS Industry Bhd.	573,652	50,852
Wasco Bhd.	16,200	4,164
WCT Holdings Bhd.(2)	295,846	41,049
Westports Holdings Bhd.	39,054	61,764
YTL Corp. Bhd.	99,696	47,069
YTL Power International Bhd.	196,800	142,865
		13,209,115
Mexico — 1.9%
Alpek SAB de CV(1)(2)	291,457	139,281
Alsea SAB de CV	24,100	85,124
32

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
America Movil SAB de CV, ADR	49,125	$1,278,233
Arca Continental SAB de CV(1)	6,800	82,088
Banco del Bajio SA(1)	227,077	757,231
Becle SAB de CV(1)	4,400	4,468
Cemex SAB de CV, ADR	102,939	1,287,767
Coca-Cola Femsa SAB de CV	30,145	335,215
Consorcio ARA SAB de CV	4,900	1,337
Controladora Vuela Cia de Aviacion SAB de CV, ADR(2)	29,112	250,945
Corp. Inmobiliaria Vesta SAB de CV(1)	130,600	479,721
Fomento Economico Mexicano SAB de CV, ADR	3,506	393,794
GCC SAB de CV	30,855	359,449
Gentera SAB de CV	306,649	890,105
Gruma SAB de CV, B Shares(1)	26,332	474,777
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	5,632	688,005
Grupo Aeroportuario del Pacifico SAB de CV, ADR	2,296	598,705
Grupo Aeroportuario del Sureste SAB de CV, ADR(1)	788	283,420
Grupo Bimbo SAB de CV, Series A(1)	74,800	271,889
Grupo Carso SAB de CV, Series A1(1)	23,000	180,199
Grupo Comercial Chedraui SA de CV(1)	29,017	185,809
Grupo Financiero Banorte SAB de CV, Class O	193,496	2,200,228
Grupo Financiero Inbursa SAB de CV, Class O	162,050	412,700
Grupo GICSA SAB de CV(2)	8,000	1,389
Grupo Industrial Saltillo SAB de CV(2)	1,789	1,349
Grupo Mexico SAB de CV, Series B	143,394	1,817,279
Grupo Televisa SAB, ADR	89,925	265,279
Industrias Penoles SAB de CV(2)	12,420	790,619
Kimberly-Clark de Mexico SAB de CV, A Shares	161,800	405,768
La Comer SAB de CV(1)	66,456	150,338
Megacable Holdings SAB de CV	268,213	1,040,178
Nemak SAB de CV(2)	615,840	115,859
Ollamani SAB(2)	13,476	59,469
Promotora de Hoteles Norte 19 SAB de CV(1)(2)	1,300	485
Promotora y Operadora de Infraestructura SAB de CV	12,615	207,816
Qualitas Controladora SAB de CV(1)	35,900	350,203
Regional SAB de CV	26,600	248,593
Sigma Foods SAB de CV, Class A(1)	505,598	566,603
Wal-Mart de Mexico SAB de CV	252,597	819,892
		18,481,609
Peru — 0.5%
Cia de Minas Buenaventura SAA, ADR	52,265	2,282,413
Credicorp Ltd.	3,329	1,153,099
Intercorp Financial Services, Inc.	910	44,026
Southern Copper Corp.	4,566	996,864
		4,476,402
Philippines — 0.5%
Aboitiz Equity Ventures, Inc.	79,690	47,282
Aboitiz Power Corp.	12,100	9,296
ACEN Corp.	44,822	2,182
Alliance Global Group, Inc.	166,000	24,778
Ayala Corp.	13,920	144,782
Ayala Land, Inc.	928,900	336,608
AyalaLand Logistics Holdings Corp.(2)	17,000	398
Bank of the Philippine Islands	81,108	163,139
33

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
BDO Unibank, Inc.	181,937	$432,674
Cebu Air, Inc.(2)	6,390	4,196
Century Pacific Food, Inc.	223,200	154,563
Converge Information & Communications Technology Solutions, Inc.	468,000	116,853
Cosco Capital, Inc.	51,700	6,508
DigiPlus Interactive Corp.	187,600	52,307
DMCI Holdings, Inc.	574,500	96,171
DoubleDragon Corp.(2)	2,700	431
East West Banking Corp.	5,400	1,261
Filinvest Land, Inc.	41,000	575
First Gen Corp.	22,000	7,000
Ginebra San Miguel, Inc.	1,300	6,619
Global Ferronickel Holdings, Inc.(2)	171,000	7,056
Globe Telecom, Inc.	1,865	56,300
International Container Terminal Services, Inc.	55,840	696,099
JG Summit Holdings, Inc.	230,403	119,880
Jollibee Foods Corp.	36,470	135,454
LT Group, Inc.	95,500	25,869
Manila Electric Co.	22,390	247,638
Manila Water Co., Inc.	73,600	51,443
Megaworld Corp.	712,000	27,904
Metropolitan Bank & Trust Co.	254,700	340,129
Monde Nissin Corp.	76,200	8,708
Nickel Asia Corp.	273,100	25,799
Petron Corp.	75,000	3,657
PLDT, Inc., ADR(1)	8,087	193,522
Puregold Price Club, Inc.	221,400	161,201
Robinsons Land Corp.	81,300	26,086
Robinsons Retail Holdings, Inc.	22,090	14,603
Security Bank Corp.	98,660	126,315
Semirara Mining & Power Corp.	244,600	118,720
Shell Pilipinas Corp.(2)	1,600	319
SM Investments Corp.	5,725	69,973
SM Prime Holdings, Inc.	695,700	259,179
Synergy Grid & Development Phils, Inc.	162,300	56,226
Universal Robina Corp.	106,350	147,463
Vista Land & Lifescapes, Inc.	62,800	1,275
Wilcon Depot, Inc.	81,300	9,626
		4,538,067
Poland — 1.3%
Alior Bank SA	16,584	556,112
Allegro.eu SA(2)	23,007	179,040
AmRest Holdings SE	2,830	9,835
Asseco Poland SA	3,041	150,264
Bank Handlowy w Warszawie SA	1,613	53,824
Bank Millennium SA(2)	111,365	541,606
Bank Polska Kasa Opieki SA	15,293	968,976
Benefit Systems SA(2)	313	338,616
Budimex SA	1,197	269,963
CD Projekt SA	1,805	122,579
Cyfrowy Polsat SA(1)(2)	7,422	26,345
Diagnostyka SA	3,380	178,933
Dino Polska SA(2)	31,380	352,840
34

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Enea SA	30,056	$207,813
Eurocash SA(1)(2)	8,571	15,179
Grupa Azoty SA(1)(2)	11,398	52,856
Grupa Kety SA	1,963	594,392
Jastrzebska Spolka Weglowa SA(1)(2)	7,794	59,236
KGHM Polska Miedz SA(2)	10,705	1,009,503
KRUK SA	3,296	427,519
LPP SA	96	555,510
Lubelski Wegiel Bogdanka SA(2)	109	614
mBank SA(2)	502	145,899
Mercator Medical SA(2)	146	1,663
Orange Polska SA	157,116	616,746
ORLEN SA	50,183	1,616,354
Pepco Group NV	37,235	307,470
PGE Polska Grupa Energetyczna SA(2)	110,971	350,462
PKP Cargo SA(2)	196	748
Powszechna Kasa Oszczednosci Bank Polski SA	39,300	1,018,210
Powszechny Zaklad Ubezpieczen SA	33,069	626,519
Santander Bank Polska SA	1,307	217,075
Tauron Polska Energia SA(2)	68,486	225,473
Text SA(1)	2,426	25,815
Zabka Group SA(2)	41,920	262,316
		12,086,305
Qatar — 0.5%
Baladna(2)	209,420	71,555
Barwa Real Estate Co.	112,567	79,188
Commercial Bank PSQC	102,215	136,074
Doha Bank QPSC(2)	620,164	502,639
Dukhan Bank	158,332	155,568
Estithmar Holding QPSC(2)	43,069	44,895
Gulf International Services QSC	50,434	36,042
Industries Qatar QSC	28,537	94,692
Mazaya Real Estate Development QPSC(2)	182,100	29,621
Nebras Energy	6,830	27,691
Ooredoo QPSC	118,654	441,808
Qatar Fuel QSC	30,783	125,148
Qatar Gas Transport Co. Ltd.	152,069	205,684
Qatar International Islamic Bank QSC	34,089	105,645
Qatar Islamic Bank QPSC	80,757	525,376
Qatar National Bank QPSC	367,686	1,952,020
Qatar Navigation QSC	66,050	203,003
Vodafone Qatar PQSC(2)	39,181	28,644
		4,765,293
Russia(3) — 0.0%
Gazprom PJSC(2)	309,544	—
Globaltrans Investment PLC, GDR(2)	19,562	2
GMK Norilskiy Nickel PAO(2)	84,900	1
LUKOIL PJSC(2)	14,461	—
Magnit PJSC(2)	1,613	—
Mechel PJSC(2)	7,372	—
MMC Norilsk Nickel PJSC, ADR(2)	3	—
Mobile TeleSystems PJSC, ADR(2)	11,495	1
Novatek PJSC	8,700	—
Novolipetsk Steel PJSC(2)	60,580	—
O'Key Group SA, GDR(2)	1,578	—
PhosAgro PJSC	2,275	—
35

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
PhosAgro PJSC, GDR(2)	44	$—
PhosAgro PJSC, GDR(2)	2	—
Ros Agro PLC, GDR(2)	3,053	—
Rosneft Oil Co. PJSC(2)	36,427	—
Severstal PAO, GDR(2)	6,837	1
Tatneft PJSC	61,368	—
VK IPJSC, GDR(2)	87	—
VTB Bank PJSC(2)	77,279	—
X5 Retail Group NV, GDR(2)	2,570	—
		5
Saudi Arabia — 2.4%
Abdullah Al Othaim Markets Co.	21,617	35,383
Ades Holding Co.	78,754	375,065
Al Babtain Power & Telecommunication Co.	11,019	183,991
Al Majed for Oud Co.	1,276	56,425
Al Moammar Information Systems Co.	2,042	83,950
Al Rajhi Bank	119,521	3,205,328
Al Rajhi Co. for Co-operative Insurance(2)	536	10,624
Alaseel Co.	26,309	24,791
Aldrees Petroleum & Transport Services Co.	4,990	155,413
Alinma Bank	169,652	1,260,134
Almarai Co. JSC	46,318	492,453
Amlak International Finance Co.(2)	7,232	19,848
Arab National Bank	132,003	724,140
Arabian Centres Co.	41,718	201,205
Arabian Contracting Services Co.(2)	2,410	68,008
Arabian Drilling Co.	7,616	181,792
Arabian Internet & Communications Services Co.	1,171	58,292
Arriyadh Development Co.	1,988	9,561
Astra Industrial Group Co.	4,085	139,153
Bank AlBilad	105,142	714,652
Bank Al-Jazira	69,979	215,082
Banque Saudi Fransi	191,434	1,011,089
Bupa Arabia for Cooperative Insurance Co.	2,830	134,022
Co. for Cooperative Insurance	7,236	261,396
Dallah Healthcare Co.	1,609	42,548
Dar Al Arkan Real Estate Development Co.(2)	30,121	160,383
Derayah Financial Co.	4,334	26,531
Dr. Sulaiman Al Habib Medical Services Group Co.	3,609	222,172
East Pipes Integrated Co. for Industry	2,913	108,918
Electrical Industries Co.	64,717	254,088
Elm Co.	662	112,853
Etihad Etisalat Co.	37,995	650,371
Etihad GO Telecom Co.	1,907	43,812
flynas Co. SJSC(2)	5,536	86,128
Jabal Omar Development Co.(2)	38,330	151,941
Jarir Marketing Co.	52,679	196,402
Lumi Rental Co.(2)	1,994	20,589
Mobile Telecommunications Co. Saudi Arabia	32,603	99,798
Mouwasat Medical Services Co.	7,696	130,569
National Agriculture Development Co.(2)	9,869	45,169
Rasan Information Technology Co.(2)	3,008	104,028
Retal Urban Development Co.	12,812	45,760
Riyad Bank	166,500	1,228,618
SABIC Agri-Nutrients Co.	12,473	411,115
SAL Saudi Logistics Services	3,486	150,285
36

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Saudi Arabian Mining Co.(2)	52,864	$987,098
Saudi Arabian Oil Co.	258,566	1,723,221
Saudi Automotive Services Co.(2)	2,988	42,160
Saudi Awwal Bank	94,661	861,829
Saudi Basic Industries Corp.	25,279	365,332
Saudi Chemical Co. Holding	30,642	60,083
Saudi Electricity Co.	61,673	222,173
Saudi Investment Bank	91,893	330,354
Saudi Kayan Petrochemical Co.(2)	78,283	100,335
Saudi Manpower Solutions Co.	33,337	47,166
Saudi National Bank	235,605	2,610,471
Saudi Pharmaceutical Industries & Medical Appliances Corp.(2)	19,380	144,881
Saudi Research & Media Group(2)	1,019	22,194
Saudi Tadawul Group Holding Co.	1,360	49,554
Saudi Telecom Co.	58,811	655,155
Saudia Dairy & Foodstuff Co.	826	43,866
Savola Group(2)	22,092	132,639
Seera Group Holding(2)	16,710	102,228
SHL Finance Co.(2)	5,213	22,612
Specialized Medical Co.	7,957	39,493
Sustained Infrastructure Holding Co.	14,959	106,717
Theeb Rent A Car Co.	5,082	43,046
United Electronics Co.	4,413	97,220
United International Holding Co.(2)	766	27,499
United International Transportation Co.	6,910	74,429
Yamama Cement Co.	5,161	33,672
		22,859,302
Singapore — 0.0%
Super Hi International Holding Ltd.(1)(2)	7,200	12,316
South Africa — 3.9%
Absa Group Ltd.	99,028	1,692,365
AECI Ltd.	29,722	205,464
African Rainbow Minerals Ltd.	20,993	330,661
Alexander Forbes Group Holdings Ltd.	4,775	2,465
Anglogold Ashanti PLC (New York)	12,830	1,639,289
Aspen Pharmacare Holdings Ltd.	26,280	223,575
Astral Foods Ltd.	8,941	156,474
AVI Ltd.	49,814	351,385
Bid Corp. Ltd.	14,383	380,428
Bidvest Group Ltd.	15,569	246,609
Capitec Bank Holdings Ltd.	3,412	1,016,706
City Lodge Hotels Ltd.	2,646	798
Clicks Group Ltd.	23,186	463,931
Coronation Fund Managers Ltd.	43,348	136,869
DataTec Ltd.	44,779	216,819
Dis-Chem Pharmacies Ltd.(1)	70,189	163,134
Discovery Ltd.	27,565	451,665
E Media Holdings Ltd.(1)	18,968	2,668
Exxaro Resources Ltd.	40,015	497,913
Famous Brands Ltd.	293	1,034
FirstRand Ltd.	318,850	1,986,942
Fortress Real Estate Investments Ltd., Class B	203,722	335,828
Foschini Group Ltd.(1)	66,389	361,541
Gold Fields Ltd., ADR	49,504	2,912,815
Harmony Gold Mining Co. Ltd., ADR	49,229	1,119,960
Impala Platinum Holdings Ltd.	59,158	1,314,235
37

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Investec Ltd.	18,763	$161,333
KAL Group Ltd.	177	518
KAP Ltd.(2)	178,079	24,211
Kumba Iron Ore Ltd.	10,085	233,105
Lewis Group Ltd.	508	2,876
Life Healthcare Group Holdings Ltd.	77,566	58,988
Metair Investments Ltd.(2)	1,914	573
Momentum Group Ltd.	221,197	562,051
Motus Holdings Ltd.	28,124	237,872
Mpact Ltd.	965	1,339
Mr. Price Group Ltd.	27,419	315,940
MTN Group Ltd.	180,554	2,348,487
Naspers Ltd., N Shares	16,165	899,593
Nedbank Group Ltd.	39,590	783,186
NEPI Rockcastle NV(2)	68,855	640,270
Netcare Ltd.	295,935	319,114
Ninety One Ltd.	25,549	87,384
Northam Platinum Holdings Ltd.	42,883	1,173,872
Oceana Group Ltd.	464	1,561
Old Mutual Ltd.	883,166	914,104
Omnia Holdings Ltd.	38,217	214,518
OUTsurance Group Ltd.	74,531	344,082
Pepkor Holdings Ltd.	56,274	93,692
Pick n Pay Stores Ltd.(2)	16,039	19,511
PPC Ltd.	125,428	52,115
PSG Financial Services Ltd.	3,499	6,215
Raubex Group Ltd.	2,320	8,333
Reinet Investments SCA	19,998	704,082
Remgro Ltd.	77,548	943,970
RFG Holdings Ltd.	1,040	1,664
Sanlam Ltd.	102,134	682,167
Santam Ltd.	4,100	112,772
Sappi Ltd.(1)(2)	171,105	180,879
Sasol Ltd., ADR(2)	122,979	1,096,973
Shoprite Holdings Ltd.	38,318	637,451
Sibanye Stillwater Ltd., ADR(2)	118,379	2,096,492
Southern Sun Ltd.	3,866	2,612
SPAR Group Ltd.(1)(2)	42,312	186,512
Standard Bank Group Ltd.	71,922	1,448,473
Sun International Ltd.	37,424	103,914
Telkom SA SOC Ltd.	97,821	395,902
Thungela Resources Ltd.	38,104	266,812
Tsogo Sun Ltd.	3,616	1,694
Valterra Platinum Ltd.	12,591	1,478,335
Vodacom Group Ltd.	50,427	514,614
Woolworths Holdings Ltd.	69,395	237,919
Zeda Ltd.	24,857	21,415
Zeder Investments Ltd.(2)	8,750	694
		36,831,762
South Korea — 17.1%
Able C&C Co. Ltd.	5,008	40,017
Advanced Process Systems Corp.(2)	1,624	25,984
Aekyung Industrial Co. Ltd.	1,099	12,280
Agabang & Co.(2)	2,113	7,282
38

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Alteogen, Inc.	691	$195,750
Amorepacific Corp.	893	93,890
Amorepacific Holdings Corp.	1,483	32,288
Ananti, Inc.(2)	12,188	72,878
APR Corp.	2,215	480,621
Aprogen, Inc.(2)	145	40
Asiana Airlines, Inc.(2)	11,655	62,847
BGF Co. Ltd.	616	1,883
BGF retail Co. Ltd.	2,080	180,133
BH Co. Ltd.	7,962	106,783
Binggrae Co. Ltd.	616	35,038
BNK Financial Group, Inc.	42,164	583,812
Boditech Med, Inc.	953	8,816
Bukwang Pharmaceutical Co. Ltd.	694	2,705
Byucksan Corp.	2,612	3,623
Celltrion Pharm, Inc.	295	14,709
Celltrion, Inc.	3,944	652,974
CG Invites Co. Ltd.(2)	1,166	1,177
Cheil Worldwide, Inc.	9,040	137,838
Cheryong Electric Co. Ltd.	636	24,689
Chong Kun Dang Pharmaceutical Corp.	1,678	108,827
Chongkundang Holdings Corp.(2)	42	1,522
Chunbo Co. Ltd.(2)	75	2,811
CJ CGV Co. Ltd.(2)	16,596	63,919
CJ CheilJedang Corp.	1,797	267,069
CJ Corp.	2,466	374,708
CJ ENM Co. Ltd.(2)	3,381	170,631
CJ Logistics Corp.	2,468	225,894
Classys, Inc.(2)	1,624	65,855
CMG Pharmaceutical Co. Ltd.(2)	803	1,103
Com2uSCorp(2)	114	2,842
Cosmax, Inc.(2)	1,243	164,189
COSON Co. Ltd.(2)	179	1
Coway Co. Ltd.(2)	7,144	405,891
Cuckoo Homesys Co. Ltd.(2)	704	12,758
Daea TI Co. Ltd.(2)	824	2,693
Daeduck Electronics Co. Ltd.	6,484	282,968
Daesang Corp.	6,004	94,071
Daewon Pharmaceutical Co. Ltd.	395	3,136
Daewoo Engineering & Construction Co. Ltd.(2)	26,080	184,418
Daewoong Co. Ltd.	2,806	52,634
Daewoong Pharmaceutical Co. Ltd.	323	39,494
Daishin Securities Co. Ltd.	4,161	129,975
Daol Investment & Securities Co. Ltd.	5,885	19,186
Daou Data Corp.	2,016	37,171
Daou Technology, Inc.	4,238	160,263
Dawonsys Co. Ltd.(2)	62	129
DB HiTek Co. Ltd.	8,598	573,745
DB Insurance Co. Ltd.	3,829	486,456
DB Securities Co. Ltd.	1,678	18,271
Dentium Co. Ltd.(2)	478	16,758
DI Dong Il Corp.(2)	1,500	25,062
DIO Corp.(2)	562	6,963
39

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
DL E&C Co. Ltd.(2)	3,996	$141,895
DL Holdings Co. Ltd.(2)	2,862	102,859
Dong-A Socio Holdings Co. Ltd.	125	10,146
Dong-A ST Co. Ltd.	235	8,551
Dongjin Semichem Co. Ltd.	4,044	154,644
DongKook Pharmaceutical Co. Ltd.	415	5,884
Dongkuk CM Co. Ltd.	3,531	14,639
Dongkuk Holdings Co. Ltd.	1,881	12,887
Dongkuk Steel Mill Co. Ltd.	5,859	41,796
Dongsuh Cos., Inc.	1,309	24,918
Dongwha Enterprise Co. Ltd.(2)	1,985	14,055
Dongwha Pharm Co. Ltd.(2)	1,215	5,323
Dongwon Development Co. Ltd.	641	1,395
Dongwon Industries Co. Ltd.	2,097	62,625
Dongwon Systems Corp.	1,115	20,459
Doosan Bobcat, Inc.	5,079	229,026
Doosan Co. Ltd.	193	171,729
Doosan Enerbility Co. Ltd.(2)	11,514	850,945
Doosan Fuel Cell Co. Ltd.(2)	10,079	278,875
Doosan Tesna, Inc.	1,960	92,909
DoubleUGames Co. Ltd.(2)	1,011	37,220
Douzone Bizon Co. Ltd.	1,500	123,300
Dreamtech Co. Ltd.	3,650	19,771
Ecopro BM Co. Ltd.(2)	3,490	537,540
Ecopro Co. Ltd.(2)	1,652	212,136
E-MART, Inc.	4,052	295,639
ENF Technology Co. Ltd.	240	9,770
Eo Technics Co. Ltd.(2)	446	130,026
Eoflow Co. Ltd.(2)	486	126
Eugene Corp.	3,001	9,926
Eugene Investment & Securities Co. Ltd.	12,570	46,363
Eugene Technology Co. Ltd.	502	46,847
F&F Co. Ltd.	3,455	169,399
F&F Holdings Co. Ltd.	27	403
Genexine, Inc.(2)	105	319
Giantstep, Inc.(2)	170	429
GOLFZON Co. Ltd.(2)	964	36,735
Gradiant Corp.	604	4,598
Grand Korea Leisure Co. Ltd.	2,462	22,399
Green Cross Holdings Corp.(2)	435	4,807
GS Engineering & Construction Corp.	9,964	155,090
GS Holdings Corp.	10,616	507,368
GS P&L Co. Ltd.	1,215	43,328
GS Retail Co. Ltd.	10,708	163,661
HAESUNG DS Co. Ltd.	1,458	65,544
Han Kuk Carbon Co. Ltd.(2)	9,743	283,932
Hana Financial Group, Inc.	33,391	2,824,451
Hana Materials, Inc.	919	39,893
Hana Tour Service, Inc.	2,000	66,826
Handsome Co. Ltd.	2,251	37,166
Hanil Cement Co. Ltd.	4,766	60,217
Hanjin Kal Corp.(2)	1,137	123,235
Hanjin Logistics Corp.(2)	337	4,967
40

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Hankook & Co. Co. Ltd.	5,320	$115,750
Hankook Shell Oil Co. Ltd.	40	14,116
Hankook Tire & Technology Co. Ltd.	10,703	542,130
Hanmi Pharm Co. Ltd.(2)	392	161,504
Hanmi Science Co. Ltd.(2)	1,621	49,167
Hanmi Semiconductor Co. Ltd.	2,620	590,453
Hanon Systems(2)	46,228	149,073
Hansae Co. Ltd.	3,078	30,582
Hansol Chemical Co. Ltd.	375	87,994
Hansol Paper Co. Ltd.	1,067	6,553
Hansol Technics Co. Ltd.	1,045	4,504
Hanwha Aerospace Co. Ltd.	1,807	1,502,128
Hanwha Corp.(2)	7,191	682,856
Hanwha Corp., Preference Shares(2)	729	28,439
Hanwha Engine(2)	8,516	319,501
Hanwha Galleria Corp.(2)	4,395	9,610
Hanwha General Insurance Co. Ltd.(2)	20,132	106,824
Hanwha Investment & Securities Co. Ltd.(2)	17,784	103,324
Hanwha Life Insurance Co. Ltd.(2)	50,857	175,160
Hanwha Ocean Co. Ltd.(2)	3,322	325,950
Hanwha Solutions Corp.(2)	7,663	281,662
Hanwha Systems Co. Ltd.(2)	2,295	180,952
Harim Holdings Co. Ltd.	14,160	159,097
HD Construction Equipment Co. Ltd.	5,953	580,804
HD Hyundai Co. Ltd.	8,290	1,686,389
HD Hyundai Electric Co. Ltd.	2,052	1,498,074
HD Hyundai Heavy Industries Co. Ltd.	1,989	832,943
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	6,002	1,877,457
HDC Holdings Co. Ltd.	1,750	30,029
HDC Hyundai Development Co-Engineering & Construction, E Shares	8,404	135,211
Hite Jinro Co. Ltd.	7,717	95,317
HL Holdings Corp.	590	20,349
HL Mando Co. Ltd.	7,097	309,393
HLB Global Co. Ltd.(2)	807	1,104
HLB, Inc.(2)	2,476	89,008
HMM Co. Ltd.	32,234	477,774
HPSP Co. Ltd.	3,911	122,020
HS Hyosung Advanced Materials Corp.(2)	537	93,665
HS Hyosung Corp.(2)	149	6,893
HS Industries Co. Ltd.	1,315	3,210
Hugel, Inc.(2)	376	70,585
Humasis Co. Ltd.(2)	24,352	13,418
Humedix Co. Ltd.	1,466	43,429
Huons Co. Ltd.	129	2,559
Huons Global Co. Ltd.	141	6,195
Hwa Shin Co. Ltd.(2)	3,147	34,034
Hwaseung Enterprise Co. Ltd.	315	1,223
HYBE Co. Ltd.	1,078	289,822
Hyosung Chemical Corp.(2)	216	15
Hyosung Corp.	2,581	303,353
Hyosung Heavy Industries Corp.	343	672,346
Hyosung TNC Corp.	842	249,324
Hyundai Autoever Corp.	426	148,640
41

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
HYUNDAI Corp.	337	$6,472
Hyundai Department Store Co. Ltd.	3,666	280,170
Hyundai Elevator Co. Ltd.	1,340	91,836
Hyundai Engineering & Construction Co. Ltd.	6,782	776,739
Hyundai Futurenet Co. Ltd.	2,521	6,073
Hyundai GF Holdings	8,292	92,319
Hyundai Glovis Co. Ltd.	7,479	1,505,898
Hyundai Home Shopping Network Corp.	644	38,076
Hyundai Marine & Fire Insurance Co. Ltd.(2)	11,766	280,964
Hyundai Mobis Co. Ltd.	2,842	1,021,564
Hyundai Motor Co.	16,179	7,585,108
Hyundai Rotem Co. Ltd.	2,746	439,038
Hyundai Steel Co.	18,563	598,661
Hyundai Wia Corp.	4,198	295,204
ICD Co. Ltd.(2)	1,590	5,974
Iljin Diamond Co. Ltd.	93	1,012
Iljin Electric Co. Ltd.	4,548	282,729
Ilyang Pharmaceutical Co. Ltd.	2,125	14,458
iM Financial Group Co. Ltd.	25,554	326,585
iMarketKorea, Inc.	2,108	11,576
Industrial Bank of Korea	43,024	770,514
Innocean Worldwide, Inc.	2,711	37,770
Innox Advanced Materials Co. Ltd.(2)	2,944	71,620
Inscobee, Inc.(2)	756	242
Insun ENT Co. Ltd.(2)	1,650	4,934
Interflex Co. Ltd.(2)	276	2,286
INTOPS Co. Ltd.	2,663	36,457
IS Dongseo Co. Ltd.(2)	2,292	49,526
IsuPetasys Co. Ltd.	3,959	352,525
JB Financial Group Co. Ltd.	18,874	416,184
Jeil Pharmaceutical Co. Ltd.(2)	24	263
Jin Air Co. Ltd.(2)	3,532	17,331
Jusung Engineering Co. Ltd.	6,544	255,636
JW Holdings Corp.(2)	418	1,211
JW Pharmaceutical Corp.(2)	2,496	62,877
JYP Entertainment Corp.(2)	1,575	76,311
Kakao Corp.	10,091	436,635
Kakao Games Corp.(2)	699	7,104
KakaoBank Corp.	10,319	194,451
Kakaopay Corp.(2)	1,481	68,644
Kangwon Land, Inc.	4,323	57,195
KB Financial Group, Inc., ADR(1)	20,888	2,297,680
KC Co. Ltd.	1,373	33,423
KC Tech Co. Ltd.	493	16,856
KCC Corp.	631	285,653
KCC Glass Corp.	1,172	23,630
KEPCO Engineering & Construction Co., Inc.(2)	229	27,841
KEPCO Plant Service & Engineering Co. Ltd.(2)	1,697	73,122
KG Dongbusteel	14,012	58,893
KG Eco Solution Co. Ltd.(2)	2,450	11,147
Kginicis Co. Ltd.	1,731	13,862
KH Vatec Co. Ltd.	1,906	23,300
Kia Corp.	28,743	4,104,143
42

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
KISCO Corp.	1,358	$9,613
KIWOOM Securities Co. Ltd.	2,424	783,806
KMW Co. Ltd.(2)	276	3,596
Kolmar BNH Co. Ltd.(2)	169	1,642
Kolmar Korea Co. Ltd.(2)	626	33,153
Kolon Industries, Inc.	4,414	207,636
Komipharm International Co. Ltd.(2)	203	1,269
KONA I Co. Ltd.(2)	548	25,415
Korea Aerospace Industries Ltd.	3,982	529,124
Korea Circuit Co. Ltd.	1,642	67,446
Korea Electric Power Corp., ADR	20,470	399,165
Korea Electric Terminal Co. Ltd.	1,846	103,737
Korea Gas Corp.	4,155	119,048
Korea Investment Holdings Co. Ltd.	8,268	1,486,699
Korea Line Corp.(2)	28,143	42,444
Korea Petrochemical Ind Co. Ltd.	318	41,942
Korea Real Estate Investment & Trust Co. Ltd.	3,951	4,421
Korea United Pharm, Inc.	247	3,440
Korean Air Lines Co. Ltd.(2)	34,122	664,944
Korean Reinsurance Co.	41,775	404,641
Krafton, Inc.	1,412	243,835
KT Skylife Co. Ltd.(2)	1,686	5,979
Kum Yang Co. Ltd.(2)	2,158	3,713
Kumho Petrochemical Co. Ltd.(2)	2,434	259,315
Kumho Tire Co., Inc.(2)	23,563	114,202
Kwang Dong Pharmaceutical Co. Ltd.	671	4,452
Kyobo Securities Co. Ltd.	138	1,401
Kyung Dong Navien Co. Ltd.	1,521	67,843
LB Semicon, Inc.(2)	1,686	5,866
LEENO Industrial, Inc.	3,190	236,320
LF Corp.	3,890	60,992
LG Chem Ltd.	2,669	776,086
LG Corp.	5,769	431,689
LG Display Co. Ltd., ADR(2)	108,307	548,033
LG Electronics, Inc.	14,467	1,463,557
LG Energy Solution Ltd.(2)	1,763	523,952
LG H&H Co. Ltd.	1,026	190,387
LG HelloVision Co. Ltd.(2)	1,238	2,095
LG Innotek Co. Ltd.	4,120	912,811
LG Uplus Corp.	51,640	594,103
LIG Nex1 Co. Ltd.(2)	1,606	566,947
LigaChem Biosciences, Inc.(2)	1,071	142,641
LOGEN Co. Ltd.(2)	549	802
Lotte Chemical Corp.	1,486	99,093
Lotte Chilsung Beverage Co. Ltd.	1,206	116,549
Lotte Corp.	6,249	155,533
Lotte Energy Materials Corp.(2)	319	9,930
LOTTE Fine Chemical Co. Ltd.	4,744	168,532
LOTTE Himart Co. Ltd.(2)	116	693
Lotte Innovate Co. Ltd.	464	7,673
Lotte Rental Co. Ltd.	4,409	103,503
Lotte Shopping Co. Ltd.	2,429	181,526
Lotte Wellfood Co. Ltd.	557	49,136
43

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
LS Corp.(2)	3,242	$642,304
LS Electric Co. Ltd.	817	447,404
LVMC Holdings(2)	14,008	15,379
LX Hausys Ltd.(2)	634	14,000
LX Holdings Corp.	3,787	23,937
LX International Corp.	9,238	273,612
LX Semicon Co. Ltd.	2,539	103,236
Maeil Dairies Co. Ltd.(2)	252	7,004
Mcnex Co. Ltd.	2,204	41,855
MegaStudyEdu Co. Ltd.(2)	1,482	49,464
Meritz Financial Group, Inc.(2)	6,354	560,513
Mirae Asset Life Insurance Co. Ltd.(2)	2,237	20,759
Mirae Asset Securities Co. Ltd.	26,938	1,350,327
Misto Holdings Corp.	4,154	141,248
Miwon Commercial Co. Ltd.	26	2,563
Myoung Shin Industrial Co. Ltd.(2)	9,928	78,812
Namhae Chemical Corp.	960	4,918
Namsun Aluminum Co. Ltd.(2)	4,341	3,519
NAVER Corp.	4,855	857,657
NCSoft Corp.	813	130,397
Neowiz(2)	1,144	20,818
NEPES Corp.(2)	2,001	26,163
Netmarble Corp.	1,462	53,348
Nexen Tire Corp.	6,561	40,958
NH Investment & Securities Co. Ltd.	21,461	530,368
NHN Corp.(2)	2,154	56,766
NHN KCP Corp.	1,223	18,177
NICE Holdings Co. Ltd.	1,626	16,937
NICE Information Service Co. Ltd.	1,931	22,988
NongShim Co. Ltd.(2)	507	151,439
OCI Co. Ltd.	124	7,570
OCI Holdings Co. Ltd.	3,336	351,782
OptoElectronics Solutions Co. Ltd.(2)	81	1,107
Orion Corp.(2)	2,206	204,566
Orion Holdings Corp.(2)	4,385	72,656
Otoki Corp.	415	114,553
Pan Ocean Co. Ltd.	74,389	272,900
Paradise Co. Ltd.	5,924	82,321
Park Systems Corp.	544	109,232
Partron Co. Ltd.	7,816	46,708
People & Technology, Inc.	3,121	118,679
Peptron, Inc.	542	107,319
PI Advanced Materials Co. Ltd.(2)	1,520	21,173
Pond Group Co. Ltd.	562	2,425
Poongsan Corp.(2)	1,383	111,122
POSCO Future M Co. Ltd.(2)	2,385	409,403
POSCO Holdings, Inc., ADR(1)	19,012	1,323,045
Posco International Corp.	6,485	326,165
PSK, Inc.	3,362	150,061
Pulmuone Co. Ltd.	627	5,640
Rainbow Robotics(2)	75	44,846
S-1 Corp.	2,950	179,734
Sam Chun Dang Pharm Co. Ltd.	485	278,323
44

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Samchully Co. Ltd.	65	$6,897
Samjin Pharmaceutical Co. Ltd.	249	3,268
Samsung Biologics Co. Ltd.(2)	318	392,343
Samsung C&T Corp.	2,826	688,678
Samsung Card Co. Ltd.	448	19,618
Samsung E&A Co. Ltd.	30,634	774,523
Samsung Electro-Mechanics Co. Ltd.	3,938	1,230,782
Samsung Electronics Co. Ltd., GDR	9,310	33,768,340
Samsung Episholdings Co. Ltd.(2)	170	79,771
Samsung Fire & Marine Insurance Co. Ltd.	2,082	767,279
Samsung Heavy Industries Co. Ltd.(2)	23,305	469,088
Samsung Life Insurance Co. Ltd.	6,365	1,018,937
Samsung Pharmaceutical Co. Ltd.(2)	723	1,002
Samsung SDI Co. Ltd.(2)	2,380	771,584
Samsung SDS Co. Ltd.	3,082	417,669
Samsung Securities Co. Ltd.	13,295	987,860
Samwha Capacitor Co. Ltd.	200	7,507
Samyang Biopharmaceuticals Corp.(2)	187	12,623
Samyang Corp.	176	6,252
Samyang Foods Co. Ltd.	392	332,758
Samyang Holdings Corp.	176	9,128
SD Biosensor, Inc.(2)	3,414	20,040
SeAH Besteel Holdings Corp.	5,352	257,482
SeAH Steel Corp.	339	31,278
SeAH Steel Holdings Corp.	253	24,976
Sebang Global Battery Co. Ltd.	1,135	54,350
Seegene, Inc.	4,156	75,819
Seobu T&D(2)	2,019	22,000
Seoul Semiconductor Co. Ltd.(2)	5,788	46,349
Seoul Viosys Co. Ltd.(2)	377	1,077
Seoyon E-Hwa Co. Ltd.(2)	2,819	32,564
SFA Engineering Corp.	912	21,457
SFA Semicon Co. Ltd.(2)	6,325	34,760
Shin Poong Pharmaceutical Co. Ltd.(2)	78	661
Shinhan Financial Group Co. Ltd., ADR(1)	38,961	2,602,984
Shinsegae International, Inc.	1,719	15,886
Shinsegae, Inc.	2,080	531,931
Shinyoung Securities Co. Ltd.	132	20,738
SK Biopharmaceuticals Co. Ltd.(2)	1,017	84,669
SK Chemicals Co. Ltd.	1,075	51,379
SK Discovery Co. Ltd.	1,593	66,254
SK Gas Ltd.	126	20,403
SK Hynix, Inc.	44,343	32,786,859
SK IE Technology Co. Ltd.(2)	232	4,370
SK Innovation Co. Ltd.	3,859	342,696
SK Networks Co. Ltd.	27,148	108,510
SK Securities Co. Ltd.	31,975	47,269
SK Telecom Co. Ltd., ADR(1)	12,034	365,112
SK, Inc.	3,032	846,599
SL Corp.(2)	4,538	231,560
SM Entertainment Co. Ltd.	586	47,005
SNT Dynamics Co. Ltd.	3,449	134,095
SNT Motiv Co. Ltd.	2,310	59,849
45

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
S-Oil Corp.(2)	11,475	$876,885
Songwon Industrial Co. Ltd.	1,219	8,166
Soop Co. Ltd.	200	9,866
Soulbrain Co. Ltd.	444	137,772
Soulbrain Holdings Co. Ltd.	101	3,909
SPC Samlip Co. Ltd.(2)	100	3,728
STIC Investments, Inc.(2)	700	5,788
Studio Dragon Corp.(2)	3,366	104,428
STX Engine Co. Ltd.(2)	1,304	29,928
Suheung Co. Ltd.	280	4,349
Sun Kwang Co. Ltd.	157	2,444
Sung Kwang Bend Co. Ltd.	2,419	58,923
Sungwoo Hitech Co. Ltd.	10,589	65,437
Taeyoung Engineering & Construction Co. Ltd.(2)	572	744
TES Co. Ltd.	1,403	71,983
TK Corp.(2)	3,338	65,268
TKG Huchems Co. Ltd.	3,057	40,329
Tokai Carbon Korea Co. Ltd.	493	77,229
Tongyang Life Insurance Co. Ltd.(2)	13,306	70,112
Toptec Co. Ltd.	247	830
TY Holdings Co. Ltd.(2)	1,322	2,822
Unid Co. Ltd.(2)	981	55,955
Value Added Technology Co. Ltd.(2)	1,055	20,058
Vieworks Co. Ltd.	344	6,233
VT Co. Ltd.(2)	4,098	49,374
Webzen, Inc.	5,817	53,086
WiSoL Co. Ltd.(2)	935	4,668
Wonik Holdings Co. Ltd.(2)	908	22,126
WONIK IPS Co. Ltd.	1,371	119,717
Wonik Materials Co. Ltd.	174	5,640
Wonik QnC Corp.(2)	1,985	43,108
Woongjin Thinkbig Co. Ltd.	2,317	1,825
Woori Financial Group, Inc.	100,671	2,519,251
Woori Technology Investment Co. Ltd.(2)	6,780	37,109
Youngone Corp.	3,736	250,834
Youngone Holdings Co. Ltd.	1,095	189,652
Yuanta Securities Korea Co. Ltd.	8,160	29,503
Yuhan Corp.	2,263	173,207
Zinus, Inc.	380	3,297
		162,993,136
Taiwan — 21.7%
Abico Avy Co. Ltd.	35,550	50,309
Accton Technology Corp.	21,000	924,111
Acer Cyber Security, Inc.	3,000	15,773
Acer E-Enabling Service Business, Inc.	2,000	13,086
Acer, Inc.	62,000	54,150
ACES Electronic Co. Ltd.(1)	27,514	55,919
Acon Holding, Inc.(2)	69,000	14,458
Acter Group Corp. Ltd.(1)	24,000	547,004
ADATA Technology Co. Ltd.	96,000	859,215
Advanced Analog Technology, Inc.	2,000	2,961
Advanced Ceramic X Corp.	12,000	60,024
Advanced International Multitech Co. Ltd.	22,000	48,300
46

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Advanced Power Electronics Corp.	16,000	$49,738
Advanced Wireless Semiconductor Co.	27,000	104,722
Advancetek Enterprise Co. Ltd.	69,000	63,242
Advantech Co. Ltd.	6,708	71,141
AGV Products Corp.	14,000	4,699
AIC, Inc.	8,000	114,723
Airtac International Group	12,046	460,900
Alchip Technologies Ltd.	7,000	766,250
Alcor Micro Corp.(2)	3,196	12,192
All Ring Tech Co. Ltd.	10,000	172,448
Alltek Technology Corp.	34,000	39,698
Alltop Technology Co. Ltd.	5,500	51,753
Alpha Networks, Inc.(2)	26,773	26,339
Altek Corp.	29,654	37,311
Amazing Microelectronic Corp.	23,000	64,474
Ambassador Hotel	11,000	15,451
Ampak Technology, Inc.	11,000	26,860
Ampire Co. Ltd.	2,000	1,715
AMPOC Far-East Co. Ltd.	3,324	13,091
AmTRAN Technology Co. Ltd.	68,827	86,201
Anderson Industrial Corp.	38,000	28,356
Anji Technology Co. Ltd.(2)	25,099	29,554
Anpec Electronics Corp.	16,000	120,060
Apacer Technology, Inc.	1,000	3,832
APAQ Technology Co. Ltd.	7,000	41,634
APCB, Inc.	2,000	994
Apex International Co. Ltd.(1)(2)	18,934	28,205
Arcadyan Technology Corp.	44,000	275,453
Ardentec Corp.	142,000	709,457
Argosy Research, Inc.	18,155	89,713
ASE Technology Holding Co. Ltd., ADR	254,319	6,177,409
Asia Cement Corp.	189,000	216,404
Asia Optical Co., Inc.(1)	41,000	196,272
Asia Polymer Corp.	74,353	33,055
Asia Tech Image, Inc.	10,000	24,548
Asia Vital Components Co. Ltd.	23,910	1,314,726
ASolid Technology Co. Ltd.(2)	16,000	45,480
ASPEED Technology, Inc.	1,000	308,663
Asustek Computer, Inc.	26,000	439,350
Aten International Co. Ltd.	2,000	3,873
Audix Corp.	1,000	2,152
AUO Corp.(1)	1,094,640	576,090
AURAS Technology Co. Ltd.	5,000	180,571
Aurona Industries, Inc.	22,000	48,504
Axiomtek Co. Ltd.	7,000	18,017
Azurewave Technologies, Inc.	32,000	62,678
Bafang Yunji International Co. Ltd.	10,000	58,962
Bank of Kaohsiung Co. Ltd.	74,389	30,651
Basso Industry Corp.	17,000	18,370
BES Engineering Corp.(2)	172,249	95,203
Bioteque Corp.	8,000	31,653
Bizlink Holding, Inc.	13,128	580,114
Bonny Worldwide Ltd.	5,000	27,156
47

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Brave C&H Supply Co. Ltd.	5,000	$11,057
Brighton-Best International Taiwan, Inc.	31,000	33,579
Brillian Network & Automation Integrated System Co. Ltd.	11,000	122,733
C Sun Manufacturing Ltd.	354	3,582
Capital Futures Corp.	13,801	23,410
Capital Securities Corp.	272,000	277,476
Career Technology MFG. Co. Ltd.(2)	55,023	28,751
Catcher Technology Co. Ltd.	60,000	366,413
Cathay Financial Holding Co. Ltd.	1,014,893	2,573,759
Cayman Engley Industrial Co. Ltd.(2)	2,000	1,737
Cenra, Inc.	14,500	15,818
Central Reinsurance Co. Ltd.	84,975	75,181
Century Iron & Steel Industrial Co. Ltd.	23,000	93,911
Chailease Holding Co. Ltd.	16,278	53,922
Chain Chon Industrial Co. Ltd.	41,000	14,405
ChainQui Construction Development Co. Ltd.(2)	2,200	1,022
Chaintech Technology Corp.	17,000	15,311
Champion Building Materials Co. Ltd.	22,500	6,447
Chang Hwa Commercial Bank Ltd.	863,984	596,654
Chang Wah Electromaterials, Inc.	105,000	144,766
Chang Wah Technology Co. Ltd.	114,000	179,782
Channel Well Technology Co. Ltd.	48,000	91,209
Chant Sincere Co. Ltd.	18,000	28,918
Charoen Pokphand Enterprise	36,000	175,652
CHC Healthcare Group	9,000	9,499
CHC Resources Corp.	17,000	39,121
Chen Full International Co. Ltd.	4,000	5,334
Chenbro Micom Co. Ltd.	19,000	547,653
Cheng Loong Corp.	71,000	41,617
Cheng Mei Materials Technology Corp.(2)	93,789	42,124
Cheng Shin Rubber Industry Co. Ltd.	199,000	199,294
Cheng Uei Precision Industry Co. Ltd.	13,000	16,431
Chia Chang Co. Ltd.	5,000	6,143
Chia Hsin Cement Corp.	2,040	922
Chicony Electronics Co. Ltd.	63,000	251,673
Chicony Power Technology Co. Ltd.	16,000	46,282
Chien Kuo Construction Co. Ltd.	26,400	27,910
China Airlines Ltd.	602,000	402,299
China Bills Finance Corp.	46,000	25,261
China Electric Manufacturing Corp.	28,000	11,890
China General Plastics Corp.	26,805	10,597
China Man-Made Fiber Corp.(2)	82,000	18,692
China Metal Products	44,000	34,296
China Motor Corp.	29,000	55,261
China Petrochemical Development Corp.(2)	464,690	123,143
China Steel Chemical Corp.	8,000	18,432
China Steel Corp.(1)	937,000	619,932
China Wire & Cable Co. Ltd.	22,000	27,135
Chinese Maritime Transport Ltd.	26,000	54,733
Ching Feng Home Fashions Co. Ltd.	1,025	624
Chin-Poon Industrial Co. Ltd.	81,000	107,823
Chipbond Technology Corp.	118,000	212,343
ChipMOS Technologies, Inc.(2)	217,000	487,850
48

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Chlitina Holding Ltd.(2)	4,120	$14,403
Chong Hong Construction Co. Ltd.	37,000	89,230
Chroma ATE, Inc.	18,000	782,171
Chun Yuan Steel Industry Co. Ltd.	122,000	88,886
Chung Hwa Pulp Corp.(2)	19,000	7,587
Chung-Hsin Electric & Machinery Manufacturing Corp.	95,000	531,054
Chunghwa Telecom Co. Ltd., ADR	19,679	850,920
Cleanaway Co. Ltd.(1)	110,000	123,237
Clevo Co.	73,000	91,747
CMC Magnetics Corp.(2)	163,280	58,429
Compal Electronics, Inc.(1)	448,000	449,441
Compeq Manufacturing Co. Ltd.	217,000	1,403,106
Concord International Securities Co. Ltd.	65,135	56,653
Concord Securities Co. Ltd.	140,721	80,789
Continental Holdings Corp.	56,000	39,980
Contrel Technology Co. Ltd.	28,000	43,222
Coremax Corp.	9,086	22,442
Creative Sensor, Inc.	6,000	11,433
Cryomax Cooling System Corp.	1,578	2,161
CTBC Financial Holding Co. Ltd.	1,457,000	2,591,796
CTCI Corp.	136,000	136,044
CviLux Corp.	21,900	69,193
CyberPower Systems, Inc.	12,000	74,150
DA CIN Construction Co. Ltd.	36,000	84,606
Darfon Electronics Corp.	36,000	35,807
Darwin Precisions Corp.(2)	83,700	36,796
Daxin Materials Corp.	2,000	26,912
De Licacy Industrial Co. Ltd.	34,452	12,099
Delta Electronics, Inc.	60,000	2,705,629
Depo Auto Parts Ind Co. Ltd.	20,000	89,834
DFI, Inc.	10,000	19,642
Dimerco Express Corp.	13,102	32,973
DingZing Advanced Materials, Inc.	4,000	11,577
D-Link Corp.(2)	42,000	20,889
DONPON PRECISION, Inc.	7,000	11,035
Dyaco International, Inc.	1,050	632
E Ink Holdings, Inc.	24,000	142,054
E.Sun Financial Holding Co. Ltd.	814,544	913,476
Eastech Holding Ltd.	12,000	37,809
Eastern Media International Corp.	47,815	31,374
Eclat Textile Co. Ltd.	16,000	215,412
ECOVE Environment Corp.	3,000	28,750
Edimax Technology Co. Ltd.	43,000	24,306
Edom Technology Co. Ltd.(2)	62,000	78,700
Elan Microelectronics Corp.(1)	49,000	189,581
E-Lead Electronic Co. Ltd.	8,000	11,510
Elite Advanced Laser Corp.	8,000	77,617
Elite Material Co. Ltd.	11,000	842,409
Elitegroup Computer Systems Co. Ltd.	35,000	30,543
eMemory Technology, Inc.	4,000	318,114
Emerging Display Technologies Corp.	25,000	18,545
Ennostar, Inc.(2)	124,325	150,643
EOI Investment Holdings Co. Ltd.	2,000	1,122
49

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Eson Precision Ind Co. Ltd.	36,000	$97,274
Eternal Materials Co. Ltd.	128,100	280,250
Eva Airways Corp.	489,000	592,063
Evergreen International Storage & Transport Corp.	73,000	130,047
Evergreen Marine Corp. Taiwan Ltd.	171,800	1,078,172
EVERGREEN Steel Corp.	23,000	75,610
Everlight Chemical Industrial Corp.	65,000	56,017
Everlight Electronics Co. Ltd.	25,000	46,783
Excelsior Medical Co. Ltd.	25,597	63,943
Far Eastern Department Stores Ltd.	148,000	107,524
Far Eastern International Bank	489,938	202,522
Far Eastern New Century Corp.	585,000	538,108
Far EasTone Telecommunications Co. Ltd.	181,674	533,920
Faraday Technology Corp.	14,540	77,438
Farglory Land Development Co. Ltd.	27,000	58,606
Feedback Technology Corp.	8,240	37,984
Feng Hsin Steel Co. Ltd.	54,000	116,889
Feng TAY Enterprise Co. Ltd.(1)	43,344	129,683
Firich Enterprises Co. Ltd.	9,918	7,372
First Financial Holding Co. Ltd.	785,875	749,167
First Insurance Co. Ltd.	50,000	43,761
First Steamship Co. Ltd.(2)	79,350	13,680
FIT Holding Co. Ltd.	6,000	4,813
Fitipower Integrated Technology, Inc.	10,693	50,501
Fittech Co. Ltd.(2)	253	1,061
FLEXium Interconnect, Inc.(2)	48,000	98,338
FocalTech Systems Co. Ltd.(2)	30,000	50,559
Forcecon Tech Co. Ltd.	5,750	16,871
Forest Water Environment Engineering Co. Ltd.	16,512	20,341
Formosa Advanced Technologies Co. Ltd.	5,000	11,261
Formosa Chemicals & Fibre Corp.	110,000	177,848
Formosa International Hotels Corp.	7,000	42,212
Formosa Laboratories, Inc.	12,000	21,698
Formosa Petrochemical Corp.	10,000	17,530
Formosa Plastics Corp.	106,000	173,878
Formosa Sumco Technology Corp.(1)	10,000	43,545
Formosa Taffeta Co. Ltd.	87,000	50,674
Formosan Rubber Group, Inc.	11,700	9,666
Formosan Union Chemical Corp.	54,000	28,772
Fortune Electric Co. Ltd.	13,200	445,252
Founding Construction & Development Co. Ltd.	26,000	12,089
Foxconn Technology Co. Ltd.	111,000	209,159
Foxsemicon Integrated Technology, Inc.	7,000	69,632
Franbo Lines Corp.	52,966	34,018
Froch Enterprise Co. Ltd.	33,000	17,346
FSP Technology, Inc.	13,000	22,898
Fu Chun Shin Machinery Manufacture Co. Ltd.	45,000	35,477
Fu Hua Innovation Co. Ltd.	148,319	80,826
Fubon Financial Holding Co. Ltd.	842,673	2,527,322
Fulgent Sun International Holding Co. Ltd.	9,437	28,174
Full Wang International Development Co. Ltd.	1,552	829
Fusheng Precision Co. Ltd.	19,000	160,588
Galaxy Software Services Corp.	5,250	20,788
50

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
GEM Services, Inc.	16,000	$42,508
Gemtek Technology Corp.	118,000	101,876
General Interface Solution GIS Holding Ltd.(2)	40,000	60,602
Genesys Logic, Inc.	3,000	9,610
Genius Electronic Optical Co. Ltd.(1)	23,000	322,702
GeoVision, Inc.	11,570	17,403
Getac Holdings Corp.	43,000	154,896
Giant Manufacturing Co. Ltd.	48,217	125,696
Giantplus Technology Co. Ltd.(2)	41,000	17,149
Gigabyte Technology Co. Ltd.	22,000	166,704
Global Lighting Technologies, Inc.	5,000	6,208
Global Mixed Mode Technology, Inc.	6,000	47,325
Global PMX Co. Ltd.	13,000	51,583
Global Unichip Corp.	4,000	350,272
Globalwafers Co. Ltd.(1)(2)	38,000	547,284
Globe Union Industrial Corp.	53,000	16,804
Gloria Material Technology Corp.	89,000	99,409
Gold Circuit Electronics Ltd.	35,100	911,799
Golden Long Teng Development Co. Ltd.	11,000	11,282
Goldsun Building Materials Co. Ltd.	75,990	90,118
Gordon Auto Body Parts	33,000	32,466
Gourmet Master Co. Ltd.	33,000	75,259
Grand Fortune Securities Co. Ltd.	54,269	25,661
Grand Pacific Petrochemical(2)	134,857	58,879
Grand Process Technology Corp.	1,000	55,895
Grape King Bio Ltd.	17,000	67,405
Great Tree Pharmacy Co. Ltd.	5,290	14,646
Great Wall Enterprise Co. Ltd.	74,304	120,899
Greatek Electronics, Inc.	98,000	298,495
GTM Holdings Corp.	2,000	2,130
Hai Kwang Enterprise Corp.(1)(2)	48,552	23,192
Hannstar Board Corp.	81,076	240,336
HannStar Display Corp.(2)	252,000	74,344
HannsTouch Holdings Co.(2)	113,000	37,407
Hanpin Electron Co. Ltd.	15,000	22,769
Harmony Electronics Corp.	5,000	4,449
Heran Co. Ltd.	2,400	4,599
Highwealth Construction Corp.(1)	94,462	114,273
Hi-Lai Foods Co. Ltd.	4,000	20,507
HIM International Music, Inc.	8,000	24,183
Hiroca Holdings Ltd.	4,000	2,368
Hitron Technology, Inc.(2)	41,000	38,692
Ho Tung Chemical Corp.	146,000	46,599
Hocheng Corp.	66,140	40,003
Holy Stone Enterprise Co. Ltd.	45,500	171,807
Hon Hai Precision Industry Co. Ltd.	669,000	5,117,040
Hong Ho Precision Textile Co. Ltd.	21,000	10,828
Hong Pu Real Estate Development Co. Ltd.	40,000	30,056
Hong TAI Electric Industrial	19,000	21,872
Horizon Securities Co. Ltd.	19,080	9,282
Hota Industrial Manufacturing Co. Ltd.	2,147	4,134
Hotai Finance Co. Ltd.	21,780	41,643
Hotai Motor Co. Ltd.	29,180	545,122
51

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Hsin Ba Ba Corp.	10,207	$13,365
Hsing TA Cement Co.	2,000	1,011
HTC Corp.(1)(2)	106,000	152,512
Hu Lane Associate, Inc.	5,407	20,198
Hua Jung Components Co. Ltd.	39,000	36,026
Hua Nan Financial Holdings Co. Ltd.	659,819	801,295
Huang Hsiang Construction Corp.	15,777	18,984
Hung Ching Development & Construction Co. Ltd.	2,000	2,066
Hung Sheng Construction Ltd.	82,920	52,984
Hwang Chang General Contractor Co. Ltd.(1)	14,518	28,317
IBF Financial Holdings Co. Ltd.	250,710	135,789
IEI Integration Corp.	16,000	30,545
IKKA Holdings Cayman Ltd.	7,334	16,455
In Win Development, Inc.	6,000	14,380
Infortrend Technology, Inc.	23,000	23,493
Innolux Corp.(1)	2,005,524	1,701,976
Inpaq Technology Co. Ltd.	22,853	63,068
Integrated Service Technology, Inc.	15,805	66,553
Interactive Digital Technologies, Inc.	8,000	21,610
International CSRC Investment Holdings Co.(2)	89,000	37,274
International Games System Co. Ltd.(1)	17,000	376,127
Inventec Corp.	79,000	115,717
Iron Force Industrial Co. Ltd.	8,296	25,488
I-Sheng Electric Wire & Cable Co. Ltd.	1,000	1,540
ITE Technology, Inc.(2)	24,000	93,699
ITEQ Corp.	63,000	281,661
Jarllytec Co. Ltd.(1)	7,175	19,565
Jean Co. Ltd.	28,386	18,071
Jentech Precision Industrial Co. Ltd.	2,000	195,033
Jih Lin Technology Co. Ltd.	2,000	3,226
Jiin Yeeh Ding Enterprise Co. Ltd.	23,000	76,965
Jinan Acetate Chemical Co. Ltd.(1)	134,170	200,998
Johnson Health Tech Co. Ltd.	18,000	77,676
Joinsoon Electronics Manufacturing Co. Ltd.(2)	1,549	785
JPC connectivity, Inc.	9,000	43,651
K Laser Technology, Inc.	2,000	1,058
Kaimei Electronic Corp.	28,400	85,034
Kedge Construction Co. Ltd.	14,840	41,447
KEE TAI Properties Co. Ltd.	42,630	14,642
Kenda Rubber Industrial Co. Ltd.	37,892	24,491
Kenturn Nano Tec Co. Ltd.	7,000	9,080
Kerry TJ Logistics Co. Ltd.	23,000	23,289
Keystone Microtech Corp.	5,000	144,475
KGI Financial Holding Co. Ltd.	683,527	477,579
KGI Financial Holding Co. Ltd., Preference Shares	80,081	20,670
KHGEARS International Ltd.	1,000	5,778
Kindom Development Co. Ltd.	98,340	98,342
King Polytechnic Engineering Co. Ltd.	12,793	21,466
King Slide Works Co. Ltd.(1)	2,000	215,230
King Yuan Electronics Co. Ltd.	260,000	2,675,282
Kinpo Electronics	387,000	314,281
Kinsus Interconnect Technology Corp.(1)	68,000	671,946
KMC Kuei Meng International, Inc.	2,000	5,941
52

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
KNH Enterprise Co. Ltd.	4,000	$2,120
KS Terminals, Inc.	3,000	4,819
Kuang Hong Arts Management, Inc.	6,000	27,724
Kung Long Batteries Industrial Co. Ltd.	11,000	44,119
Kung Sing Engineering Corp.(2)	132,400	109,955
Kuo Toong International Co. Ltd.	9,000	15,301
Kuo Yang Construction Co. Ltd.(2)	25,000	15,141
L&K Engineering Co. Ltd.	46,918	866,433
Lanner Electronics, Inc.	18,180	35,547
Largan Precision Co. Ltd.	10,000	801,492
Lealea Enterprise Co. Ltd.(2)	23,920	4,887
Lelon Electronics Corp.	29,000	116,355
Lemtech Holdings Co. Ltd.	9,450	29,501
Li Peng Enterprise Co. Ltd.(2)	126,000	22,218
Lien Hwa Industrial Holdings Corp.	1,623	2,326
Lingsen Precision Industries Ltd.	32,000	28,960
Lintes Technology Co. Ltd.	4,000	22,058
Lion Travel Service Co. Ltd.	19,000	106,328
Lite-On Technology Corp.	136,000	742,349
Liton Technology Corp.	14,000	21,208
Long Bon International Co. Ltd.(2)	101,000	48,461
Long Da Construction & Development Corp.	2,000	2,059
Longchen Paper & Packaging Co. Ltd.(2)	70,591	22,250
Lotes Co. Ltd.	8,142	457,303
Lotus Pharmaceutical Co. Ltd.	36,000	320,260
Loyalty Founder Enterprise Co. Ltd.	14,000	13,099
Lucky Cement Corp.	9,000	4,406
Lumax International Corp. Ltd.	15,000	63,108
Lung Yen Life Service Corp.(2)	23,000	38,826
Macauto Industrial Co. Ltd.	2,000	3,527
Macroblock, Inc.	3,000	5,631
Macronix International Co. Ltd.(2)	75,000	256,672
Makalot Industrial Co. Ltd.	13,320	135,821
Marketech International Corp.(1)	24,000	231,253
Materials Analysis Technology, Inc.	8,414	58,240
MediaTek, Inc.	54,000	3,326,376
Mega Financial Holding Co. Ltd.	615,247	791,481
Meiloon Industrial Co.	25,600	19,930
Mercuries & Associates Holding Ltd.(2)	70,504	37,143
Mercuries Life Insurance Co. Ltd.(2)	563,250	149,016
Merida Industry Co. Ltd.	34,000	81,263
Micro-Star International Co. Ltd.	19,000	56,764
Mildef Crete, Inc.	9,000	28,891
MIN AIK Technology Co. Ltd.	36,000	38,598
Mitac Holdings Corp.(1)	99,924	251,145
Mobiletron Electronics Co. Ltd.(2)	1,000	981
momo.com, Inc.	8,191	50,212
MOSA Industrial Corp.(2)	41,834	26,026
Motech Industries, Inc.	45,000	47,070
MPI Corp.	1,000	92,555
MSSCORPS Co. Ltd.	10,000	90,287
My Humble House Hospitality Management Consulting	13,000	13,992
Nak Sealing Technologies Corp.	6,000	22,728
53

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Namchow Holdings Co. Ltd.	27,000	$32,986
Nan Ren Lake Leisure Amusement Co. Ltd.(2)	2,000	566
Nan Ya Plastics Corp.	160,000	464,204
Nan Ya Printed Circuit Board Corp.	19,000	329,696
Nantex Industry Co. Ltd.	29,000	25,261
Nanya Technology Corp.(2)	77,000	683,525
Netronix, Inc.	18,000	60,754
New Era Electronics Co. Ltd.	12,000	24,069
Nexcom International Co. Ltd.(1)	19,000	42,238
Nidec Chaun-Choung Technology Corp.	3,000	14,840
Nien Made Enterprise Co. Ltd.(1)	14,000	179,256
Niko Semiconductor Co. Ltd.	22,876	36,571
Nishoku Technology, Inc.	2,000	7,609
Nova Technology Corp.	2,000	13,038
Novatek Microelectronics Corp.	38,000	474,491
O-Bank Co. Ltd.	149,000	46,661
Ocean Plastics Co. Ltd.	9,000	9,688
Optimax Technology Corp.	16,000	11,795
Orient Semiconductor Electronics Ltd.	67,000	122,263
Oriental Union Chemical Corp.(2)	36,000	15,111
O-TA Precision Industry Co. Ltd.	10,000	22,255
Pacific Construction Co.	57,000	16,468
Pacific Hospital Supply Co. Ltd.	3,000	7,780
PADAUK Technology Co. Ltd.	2,662	8,095
Paiho Shih Holdings Corp.	48,300	35,659
Pan Jit International, Inc.(1)	46,000	131,951
Pan-International Industrial Corp.(1)	45,000	72,804
Parade Technologies Ltd.	1,000	17,258
Pegatron Corp.	263,000	615,568
Pegavision Corp.	7,171	67,860
PharmaEngine, Inc.	15,000	31,136
PharmaEssentia Corp.	4,438	102,501
Phison Electronics Corp.	3,000	177,232
Phoenix Silicon International Corp.	48,449	286,534
Phoenix Tours International, Inc.	11,550	18,421
Pixart Imaging, Inc.	17,000	110,430
Planet Technology Corp.	5,000	19,325
Podak Co. Ltd.	10,500	15,839
Posiflex Technology, Inc.	1,000	5,546
Pou Chen Corp.	230,000	227,628
Power Wind Health Industry, Inc.	1,050	4,788
Powerchip Semiconductor Manufacturing Corp.(2)	158,000	377,559
Powertech Technology, Inc.(1)	200,000	1,624,153
Poya International Co. Ltd.	7,191	115,864
President Chain Store Corp.	43,000	307,959
President Securities Corp.	211,696	216,908
Primax Electronics Ltd.	121,000	314,638
Prince Housing & Development Corp.	180,000	47,608
Promate Electronic Co. Ltd.(1)	43,199	64,134
Prosperity Dielectrics Co. Ltd.	21,000	48,839
Qisda Corp.	48,380	39,804
Qualipoly Chemical Corp.	2,000	13,689
Quang Viet Enterprise Co. Ltd.	1,073	2,349
54

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Quanta Computer, Inc.	184,000	$1,688,603
Radiant Opto-Electronics Corp.	29,000	112,745
Radium Life Tech Co. Ltd.(2)	128,601	45,091
Raydium Semiconductor Corp.	17,000	126,157
Realtek Semiconductor Corp.(1)	38,000	581,588
Rechi Precision Co. Ltd.	62,000	51,344
Rexon Industrial Corp. Ltd.	24,000	20,176
Rich Development Co. Ltd.	165,430	42,452
RiTdisplay Corp.	4,785	5,938
Ritek Corp.(2)	16,000	7,380
Roo Hsing Co. Ltd.(2)	790	260
Ruby Tech Corp.	13,000	25,629
Ruentex Development Co. Ltd.	220,880	208,136
Ruentex Engineering & Construction Co.	18,806	104,499
Ruentex Industries Ltd.	108,235	183,852
Ruentex Materials Co. Ltd.	1,000	876
Sampo Corp.	9,000	7,015
San Fang Chemical Industry Co. Ltd.	52,000	58,422
San Far Property Ltd.	2,316	1,242
San Shing Fastech Corp.	3,000	5,831
Sanyang Motor Co. Ltd.	10,000	19,124
Scientech Corp.	2,000	23,387
SDI Corp.	4,000	10,920
Senao Networks, Inc.	3,000	13,562
Sensortek Technology Corp.	1,000	5,518
Sercomm Corp.	47,000	123,749
Sesoda Corp.	55,000	63,774
Shanghai Commercial & Savings Bank Ltd.	294,001	375,598
Shan-Loong Transportation Co. Ltd.	2,000	868
Sheng Yu Steel Co. Ltd.	2,000	1,390
Shih Her Technologies, Inc.	4,293	26,235
Shih Wei Navigation Co. Ltd.(2)	16,457	9,219
Shin Foong Specialty & Applied Materials Co. Ltd.	3,000	3,222
Shin Zu Shing Co. Ltd.	19,829	129,257
Shining Building Business Co. Ltd.(2)	22,000	6,333
Shinkong Insurance Co. Ltd.	35,000	129,315
Shinkong Synthetic Fibers Corp.	163,000	80,651
Shiny Chemical Industrial Co. Ltd.	21,332	108,004
Shuttle, Inc.	27,000	13,778
Sigurd Microelectronics Corp.(2)	155,000	739,239
Silicon Integrated Systems Corp.	9,174	15,914
Simplo Technology Co. Ltd.	43,000	456,263
Sinbon Electronics Co. Ltd.	16,000	123,735
Sincere Navigation Corp.	55,000	59,074
Singatron Enterprise Co. Ltd.	8,000	9,701
Sino-American Silicon Products, Inc.(2)	24,000	89,632
Sinon Corp.	70,000	101,394
SinoPac Financial Holdings Co. Ltd.	967,317	1,020,383
Sinopower Semiconductor, Inc.	6,000	27,737
Sinyi Realty, Inc.	6,000	4,234
Sirtec International Co. Ltd.	1,000	814
Sitronix Technology Corp.	7,000	44,188
Siward Crystal Technology Co. Ltd.	26,000	24,867
55

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Solteam, Inc.	5,332	$8,304
Sonix Technology Co. Ltd.	12,000	16,793
Speed Tech Corp.	40,000	46,387
Sporton International, Inc.	7,402	45,789
Sports Gear Co. Ltd.	5,000	15,921
St. Shine Optical Co. Ltd.	8,000	28,714
Standard Foods Corp.	20,000	19,181
Stark Technology, Inc.	13,000	61,139
Sunjuice Holdings Co. Ltd.	1,000	4,986
Sunny Friend Environmental Technology Co. Ltd.	10,248	25,825
Sunonwealth Electric Machine Industry Co. Ltd.	67,000	323,641
Sunplus Innovation Technology, Inc.	5,133	20,914
Sunrex Technology Corp.	24,000	33,480
Sunspring Metal Corp.	39,000	27,730
Superalloy Industrial Co. Ltd.	14,000	19,517
Supreme Electronics Co. Ltd.	196,000	453,165
Swancor Holding Co. Ltd.	8,000	30,863
Sweeten Real Estate Development Co. Ltd.	2,595	2,192
Symtek Automation Asia Co. Ltd.	8,643	41,267
Syncmold Enterprise Corp.	9,000	20,745
Synnex Technology International Corp.(1)	219,000	503,137
Systex Corp.	4,000	14,636
T3EX Global Holdings Corp.	3,121	6,426
TA Chen Stainless Pipe	206,490	243,158
Tah Hsin Industrial Corp.	2,145	4,482
TA-I Technology Co. Ltd.	38,000	88,030
Tai Tung Communication Co. Ltd.	47,000	31,653
Taichung Commercial Bank Co. Ltd.	638,704	431,116
TaiDoc Technology Corp.(2)	9,000	35,754
Taiflex Scientific Co. Ltd.	23,103	70,887
Taimide Tech, Inc.	22,000	44,483
Tainan Spinning Co. Ltd.	160,000	68,678
Tai-Saw Technology Co. Ltd.	20,000	20,103
Taisun Enterprise Co. Ltd.	2,000	1,170
Taita Chemical Co. Ltd.	9,343	3,709
TAI-TECH Advanced Electronics Co. Ltd.	7,000	40,746
Taiwan Acceptance Corp.	33,856	79,921
Taiwan Business Bank	1,346,990	705,787
Taiwan Cooperative Financial Holding Co. Ltd.	543,586	414,969
Taiwan FamilyMart Co. Ltd.	1,000	6,264
Taiwan Fertilizer Co. Ltd.	72,000	107,649
Taiwan Fire & Marine Insurance Co. Ltd.	15,400	24,403
Taiwan FU Hsing Industrial Co. Ltd.	26,400	40,630
Taiwan Glass Industry Corp.(2)	103,000	198,221
Taiwan High Speed Rail Corp.	337,000	291,655
Taiwan Hon Chuan Enterprise Co. Ltd.	36,067	140,154
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	35,000	43,771
Taiwan Land Development Corp.(2)	21,000	7
Taiwan Mobile Co. Ltd.(2)	51,000	175,305
Taiwan Navigation Co. Ltd.	37,000	36,848
Taiwan Paiho Ltd.	73,000	119,496
Taiwan PCB Techvest Co. Ltd.	38,000	46,809
Taiwan Sakura Corp.	17,000	46,964
56

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Taiwan Secom Co. Ltd.	37,000	$125,360
Taiwan Semiconductor Co. Ltd.	15,000	29,230
Taiwan Semiconductor Manufacturing Co. Ltd.	185,000	11,543,660
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	187,655	70,291,814
Taiwan Shin Kong Security Co. Ltd.	1,010	1,322
Taiwan Styrene Monomer(2)	2,000	594
Taiwan Surface Mounting Technology Corp.	24,000	77,509
Taiwan Takisawa Technology Co. Ltd.	10,000	12,563
Taiwan TEA Corp.(2)	29,000	12,091
Taiyen Biotech Co. Ltd.	6,000	6,100
Tatung Co. Ltd.	108,300	129,035
Tatung System Technologies, Inc.	14,690	30,012
TBI Motion Technology Co. Ltd.(2)	22,000	36,068
TCC Group Holdings Co. Ltd.	627,858	528,687
TCI Co. Ltd.(2)	29,000	121,734
Te Chang Construction Co. Ltd.	1,000	2,133
Team Group, Inc.	5,000	32,175
Teco Electric & Machinery Co. Ltd.	69,000	180,154
Teco Image Systems Co. Ltd.	19,000	13,272
Tera Autotech Corp.	1,081	955
Test Research, Inc.	32,000	226,362
Test Rite International Co. Ltd.	2,000	1,327
Tex-Ray Industrial Co. Ltd.(2)	12,000	2,908
Thinking Electronic Industrial Co. Ltd.	9,000	53,962
Thye Ming Industrial Co. Ltd.	18,503	41,228
Ton Yi Industrial Corp.	112,000	67,858
Tong Hsing Electronic Industries Ltd.(2)	19,890	111,623
Tong Yang Industry Co. Ltd.	73,000	231,664
Top Union Electronics Corp.	11,733	10,898
Topco Scientific Co. Ltd.	37,000	409,325
Topkey Corp.	16,000	86,704
Topoint Technology Co. Ltd.(1)	28,442	228,315
TPK Holding Co. Ltd.	41,000	55,764
Tripod Technology Corp.	109,000	1,346,396
Trusval Technology Co. Ltd.	4,299	36,707
TS Financial Holding Co. Ltd.	2,887,706	2,350,784
TS Financial Holding Co. Ltd., Preference Shares(2)	182,013	54,208
Tsann Kuen Enterprise Co. Ltd.	8,419	6,271
TSEC Corp.(2)	194,000	277,585
TSRC Corp.	103,000	67,121
Ttet Union Corp.	2,000	9,701
TTFB Co. Ltd.	3,633	19,686
TTY Biopharm Co. Ltd.	17,000	45,721
Tung Ho Steel Enterprise Corp.	97,770	229,596
Tung Thih Electronic Co. Ltd.	16,536	27,072
TXC Corp.	50,000	146,092
TYC Brother Industrial Co. Ltd.	44,000	61,550
Tyntek Corp.	14,000	8,630
UDE Corp.(1)	27,000	100,880
U-Ming Marine Transport Corp.(1)	63,000	133,422
Unimicron Technology Corp.	57,263	866,187
Union Bank of Taiwan	260,149	167,879
Union Insurance Co. Ltd.	16,100	15,915
57

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Uni-President Enterprises Corp.	347,000	$802,316
Unitech Printed Circuit Board Corp.(1)	130,497	265,496
United Integrated Services Co. Ltd.	4,000	142,175
United Microelectronics Corp.(1)	2,005,000	4,148,056
United Orthopedic Corp.	11,000	37,951
United Renewable Energy Co. Ltd.(2)	76,285	53,300
Univacco Technology, Inc.	18,000	27,575
Universal Cement Corp.	73,759	70,580
Universal Microelectronics Co. Ltd.(2)	26,000	46,530
Universal Vision Biotechnology Co. Ltd.	3,339	14,569
UPC Technology Corp.(2)	63,000	22,352
Userjoy Technology Co. Ltd.	4,851	10,503
USI Corp.	105,000	41,186
Utechzone Co. Ltd.	10,000	37,497
UVAT Technology Co. Ltd.	8,000	17,489
Vanguard International Semiconductor Corp.	225,733	956,972
Ventec International Group Co. Ltd.	10,000	32,433
Viking Tech Corp.	24,000	48,439
Visual Photonics Epitaxy Co. Ltd.	9,000	61,615
Voltronic Power Technology Corp.	4,000	117,644
Wafer Works Corp.(2)	74,139	85,190
Wah Hong Industrial Corp.	16,000	20,850
Wah Lee Industrial Corp.	46,100	189,504
Walsin Lihwa Corp.(1)	213,461	248,042
Walsin Technology Corp.	39,000	191,793
Walton Advanced Engineering, Inc.(1)	100,000	203,472
Wan Hai Lines Ltd.	141,785	346,543
WEI Chih Steel Industrial Co. Ltd.(2)	13,000	8,014
Wei Chuan Foods Corp.	9,000	4,203
Weikeng Industrial Co. Ltd.	36,000	36,479
Well Shin Technology Co. Ltd.	18,000	29,764
Wendell Industrial Co. Ltd.	6,000	30,063
Wholetech System Hitech Ltd.	13,000	57,665
Win Semiconductors Corp.	95,000	1,006,464
Winbond Electronics Corp.(2)	257,428	979,384
Winmate, Inc.	6,000	28,748
Winstek Semiconductor Co. Ltd.	18,000	85,695
Wisdom Marine Lines Co. Ltd.	82,047	189,980
Wistron Corp.	187,000	798,887
WITS Corp.	2,000	7,451
Wiwynn Corp.	4,000	502,685
WNC Corp.	103,000	609,865
Wonderful Hi-Tech Co. Ltd.	15,000	24,287
Wowprime Corp.	21,293	148,957
WPG Holdings Ltd.	78,000	174,017
WT Microelectronics Co. Ltd.(1)	153,058	892,035
WUS Printed Circuit Co. Ltd.	27,800	98,405
XAVi Technologies Corp.	8,000	10,458
XinTec, Inc.	30,000	183,138
Xxentria Technology Materials Corp.	9,810	11,680
Yageo Corp.	59,320	555,663
Yang Ming Marine Transport Corp.(1)	287,000	525,668
Yankey Engineering Co. Ltd.	15,396	333,800
58

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
YC INOX Co. Ltd.(2)	49,668	$33,006
YCC Parts Manufacturing Co. Ltd.	1,000	1,409
Yea Shin International Development Co. Ltd.	6,803	5,365
Yem Chio Co. Ltd.	14,046	6,119
Yen Sun Technology Corp.	14,000	23,791
Yeong Guan Energy Technology Group Co. Ltd.(2)	15,128	6,059
YFY, Inc.	82,000	67,451
Yi Jinn Industrial Co. Ltd.	7,350	3,764
Yieh Phui Enterprise Co. Ltd.(2)	177,228	82,711
Yonyu Plastics Co. Ltd.	1,000	599
Young Fast Optoelectronics Co. Ltd.(2)	20,000	38,975
Youngtek Electronics Corp.	22,000	52,891
Yuanta Financial Holding Co. Ltd.	556,583	867,354
Yuanta Futures Co. Ltd.	11,910	36,115
Yulon Motor Co. Ltd.	66,784	65,465
Zeng Hsing Industrial Co. Ltd.	2,148	6,765
Zenitron Corp.	24,000	42,270
Zhen Ding Technology Holding Ltd.	152,000	1,004,928
Zig Sheng Industrial Co. Ltd.(2)	22,000	5,864
Zinwell Corp.(2)	18,000	25,539
Zippy Technology Corp.(1)	22,000	36,735
Zyxel Group Corp.	17,947	19,447
		207,250,345
Thailand — 1.3%
AAPICO Hitech PCL, NVDR	31,090	14,896
Advanced Info Service PCL, NVDR	78,400	958,025
AEON Thana Sinsap Thailand PCL, NVDR	9,800	30,888
Airports of Thailand PCL, NVDR	191,000	334,696
Amata Corp. PCL, NVDR	128,300	80,503
AP Thailand PCL, NVDR	293,500	86,838
Asia Aviation PCL, NVDR(2)	902,600	37,730
Asia Plus Group Holdings PCL, NVDR	240,200	17,922
Asia Sermkij Leasing PCL, NVDR	2,400	733
Asian Sea Corp. PCL, NVDR	9,900	2,420
Asset World Corp. PCL, NVDR	171,600	13,783
B Grimm Power PCL, NVDR	40,900	20,115
Bangchak Corp. PCL, NVDR	155,500	188,854
Bangkok Airways PCL, NVDR	120,000	69,015
Bangkok Aviation Fuel Services PCL, NVDR	1,000	310
Bangkok Bank PCL, NVDR	9,600	54,790
Bangkok Dusit Medical Services PCL, NVDR	398,100	277,224
Bangkok Expressway & Metro PCL, NVDR	764,000	154,768
Bangkok Land PCL, NVDR	666,800	10,287
Bangkok Life Assurance PCL, NVDR	79,500	54,734
Banpu PCL, NVDR	1,140,366	209,015
BEC World PCL, NVDR	74,300	5,307
Berli Jucker PCL, NVDR	15,100	7,795
BG Container Glass PCL, NVDR	20,000	2,781
Bumrungrad Hospital PCL, NVDR	37,700	257,712
Cal-Comp Electronics Thailand PCL, NVDR	129,096	23,174
Carabao Group PCL, NVDR	37,100	54,247
Central Pattana PCL, NVDR	119,900	269,619
Central Retail Corp. PCL, NVDR	183,341	121,843
59

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Charoen Pokphand Foods PCL, NVDR	333,200	$224,863
Chularat Hospital PCL, NVDR	762,900	40,405
CK Power PCL, NVDR	141,800	11,486
Com7 PCL, NVDR	199,100	154,403
CP ALL PCL, NVDR	138,800	231,095
CP Axtra PCL, NVDR	29,863	16,142
Delta Electronics Thailand PCL, NVDR	115,800	1,037,083
Dhipaya Group Holdings PCL, NVDR	5,900	3,927
Diamond Building Products PCL, NVDR	5,000	829
Dohome PCL, NVDR	5,293	662
Dynasty Ceramic PCL, NVDR	269,300	10,829
Eastern Polymer Group PCL, NVDR	42,400	5,316
Eastern Water Resources Development & Management PCL, NVDR	2,900	267
Electricity Generating PCL, NVDR	34,400	136,760
Energy Absolute PCL, NVDR(2)	3,385,000	328,436
Erawan Group PCL, NVDR	480,760	49,414
GFPT PCL, NVDR	87,200	27,348
Global Power Synergy PCL, NVDR	239,500	334,385
Gulf Development PCL, NVDR(2)	146,445	291,973
Gunkul Engineering PCL, NVDR	800,100	63,809
Haad Thip PCL, NVDR	2,800	1,450
Home Product Center PCL, NVDR	518,100	123,226
Ichitan Group PCL, NVDR	112,900	53,736
Indorama Ventures PCL, NVDR	77,100	56,797
Interlink Communication PCL, NVDR	21,100	3,337
IRPC PCL, NVDR(2)	5,696,500	260,205
Italian-Thai Development PCL, NVDR(2)	149,800	1,154
Jasmine International PCL, NVDR(2)	53,400	2,267
Kasikornbank PCL, NVDR	46,000	297,363
KCE Electronics PCL, NVDR	141,600	88,577
KGI Securities Thailand PCL, NVDR	97,400	14,036
Khon Kaen Sugar Industry PCL, NVDR	55,500	2,373
Kiatnakin Phatra Bank PCL, NVDR	41,800	104,487
Krung Thai Bank PCL, NVDR	328,900	362,181
Krungthai Card PCL, NVDR	88,700	94,773
LPN Development PCL, NVDR	37,300	1,956
Major Cineplex Group PCL, NVDR	139,000	35,798
MBK PCL, NVDR	40,252	26,538
MC Group PCL, NVDR	79,500	30,423
MCS Steel PCL, NVDR	9,400	2,871
Mega Lifesciences PCL, NVDR	61,600	75,363
Minor International PCL, NVDR	318,366	266,223
MK Restaurants Group PCL, NVDR	26,500	18,965
Muangthai Capital PCL, NVDR	94,400	112,177
Osotspa PCL, NVDR	92,900	51,313
Plan B Media PCL, NVDR	261,604	40,093
Polyplex Thailand PCL, NVDR	13,000	3,662
Precious Shipping PCL, NVDR	121,600	30,286
Premier Marketing PCL, NVDR	3,900	1,548
PRG Corp. PCL, NVDR	8,530	2,578
Prima Marine PCL, NVDR	238,400	60,143
Pruksa Holding PCL, NVDR	61,600	7,888
PTG Energy PCL, NVDR	241,000	77,494
60

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
PTT Exploration & Production PCL, NVDR	85,000	$375,973
PTT Global Chemical PCL, NVDR	349,300	317,110
PTT Oil & Retail Business PCL, NVDR	199,100	85,731
PTT PCL, NVDR	642,000	764,071
Quality Houses PCL, NVDR	618,800	30,453
R&B Food Supply PCL, NVDR	8,900	1,013
Rajthanee Hospital PCL, NVDR	10,300	4,667
Ratch Group PCL, NVDR	119,200	118,855
Ratchthani Leasing PCL, NVDR	189,915	11,791
Regional Container Lines PCL, NVDR	105,400	104,202
Rojana Industrial Park PCL, NVDR	102,000	17,054
S Hotels & Resorts PCL, NVDR	188,700	11,884
Sabina PCL, NVDR	22,900	12,519
Sansiri PCL, NVDR	1,852,500	92,944
Sappe PCL, NVDR	15,800	17,395
SC Asset Corp. PCL, NVDR	164,100	10,768
SCB X PCL, NVDR	25,300	120,799
Sermsang Power Corp. Co. Ltd., NVDR	99,915	10,869
Siam Cement PCL, NVDR	68,600	496,325
Siamgas & Petrochemicals PCL, NVDR	27,100	6,672
Singha Estate PCL, NVDR	20,100	388
Somboon Advance Technology PCL, NVDR	36,500	19,362
SPCG PCL, NVDR	13,200	3,929
Sri Trang Agro-Industry PCL, NVDR	120,000	56,656
Srisawad Capital 1969 PCL, NVDR	22,889	847
Srisawad Corp. PCL, NVDR	77,077	71,227
Srivichai Vejvivat PCL, NVDR	9,900	2,865
Star Petroleum Refining PCL, NVDR	115,900	28,395
STP & I PCL, NVDR(2)	59,900	11,548
Supalai PCL, NVDR	169,500	97,039
Super Energy Corp. PCL, NVDR(2)	1,374,500	5,308
Susco PCL, NVDR	160,100	11,324
Taokaenoi Food & Marketing PCL, Class R, NVDR	75,200	10,692
Thai Airways International PCL, NVDR(2)	6,800	1,499
Thai Oil PCL, NVDR	104,300	183,972
Thai Union Group PCL, NVDR	474,800	189,217
Thai Vegetable Oil PCL, NVDR	36,960	29,364
Thaifoods Group PCL, NVDR	231,210	48,322
Thanachart Capital PCL, NVDR	35,000	68,405
Thonburi Healthcare Group PCL, NVDR(2)	12,180	3,648
Thoresen Thai Agencies PCL, NVDR	181,300	29,160
TIDLOR Holdings PCL, NVDR	207,059	132,541
Tipco Asphalt PCL, NVDR	53,400	23,894
Tisco Financial Group PCL, NVDR	19,600	72,181
TKS Technologies PCL, NVDR	15,200	3,398
TMBThanachart Bank PCL, NVDR	1,760,700	133,585
TOA Paint Thailand PCL, NVDR	35,000	17,816
TPI Polene PCL, NVDR	546,000	13,853
TPI Polene Power PCL, NVDR	54,800	3,454
True Corp. PCL, NVDR	712,158	331,891
TTW PCL, NVDR	14,400	4,354
Unique Engineering & Construction PCL, NVDR	4,000	401
Univanich Palm Oil PCL, NVDR	80,500	37,288
61

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Workpoint Entertainment PCL, NVDR(2)	14,600	$1,845
		12,901,500
Turkey — 0.7%
Adese Gayrimenkul Yatirim AS(2)	3,337,390	82,757
Afyon Cimento Sanayi TAS	45,120	14,944
AG Anadolu Grubu Holding AS	18,630	14,337
Agesa Hayat ve Emeklilik AS	4,804	24,690
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS(2)	67,543	38,262
Akbank TAS	233,060	479,209
Akcansa Cimento AS	3,799	18,194
Akenerji Elektrik Uretim AS(2)	46,296	11,104
Akfen Yenilenebilir Enerji AS(2)	37,132	15,112
Aksa Enerji Uretim AS(2)	15,862	24,267
Aksigorta AS(2)	126,861	21,747
Alarko Holding AS(1)	21,181	49,461
Albaraka Turk Katilim Bankasi AS	433,395	90,402
Anadolu Anonim Turk Sigorta Sirketi	133,464	78,965
Anadolu Efes Biracilik Ve Malt Sanayii AS(1)	133,670	57,797
Anadolu Hayat Emeklilik AS	8,394	21,456
Aselsan Elektronik Sanayi Ve Ticaret AS	70,187	514,778
Bera Holding AS(2)	107,853	42,361
Besler Gida Ve Kimya Sanayi Ve Ticaret AS(2)	41,113	13,777
BIM Birlesik Magazalar AS	17,069	259,979
Bursa Cimento Fabrikasi AS	149,295	21,538
Buyuk Sefler Gida Turizm Tekstil Danismanlik Organizasyon Egitim Sanayi VE Ticar	57,295	10,170
Cemtas Celik Makina Sanayi Ve Ticaret AS	3,609	902
Cimsa Cimento Sanayi VE Ticaret AS(1)	15,955	18,599
Coca-Cola Icecek AS	36,117	58,643
Destek Finans Faktoring AS(1)(2)	1,497	51,147
Dogan Sirketler Grubu Holding AS(1)	109,048	50,014
Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS(2)	40,181	4,212
Dogus Otomotiv Servis ve Ticaret AS	6,500	32,323
Efor Yatirim Sanayi Ticaret AS	264,426	129,169
EGE Gubre Sanayii AS	10,306	21,305
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	17,191	44,992
Enerya Enerji AS	254,606	58,109
Eregli Demir ve Celik Fabrikalari TAS(1)	277,374	206,630
Ford Otomotiv Sanayi AS(1)	23,800	62,894
Gipta Ofis Kirtasiye VE Promosyon Urunleri Imalat Sanayi AS	10,698	13,666
Girsim Elektrik Sanayi Taahut Ve Ticaret AS(2)	7,372	7,736
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	2,699	21,520
Gozde Girisim Sermayesi Yatirim Ortakligi AS(2)	26,414	15,277
GSD Holding AS(2)	140,853	14,697
Gubre Fabrikalari TAS(2)	8,699	105,518
Haci Omer Sabanci Holding AS(1)	191,712	440,653
HUN Yenilenebilir Enerji Uretim AS(2)	176,704	12,882
Ihlas Holding AS(2)	241,740	11,669
Is Finansal Kiralama AS(2)	109,545	53,335
Is Yatirim Menkul Degerler AS	67,687	74,306
Isiklar Enerji ve Yapi Holding AS(2)	84,719	160,512
Jantsa Jant Sanayi Ve Ticaret AS	27,439	11,576
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A(2)	17,876	12,430
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B(2)	11,042	9,048
62

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)(2)	25,765	$19,123
Kartonsan Karton Sanayi ve Ticaret AS(2)	321	558
Katilimevim Tasarruf Finansman AS	203,423	186,224
KOC Holding AS	46,188	210,113
Logo Yazilim Sanayi Ve Ticaret AS	13,289	41,873
Marmara Holding AS(2)	292,461	16,732
Mavi Giyim Sanayi Ve Ticaret AS, B Shares(1)	47,368	49,001
Menderes Tekstil Sanayi ve Ticaret AS(2)	29,472	10,110
MLP Saglik Hizmetleri AS(2)	6,501	64,917
Naturelgaz Sanayi ve Ticaret AS	277,372	72,079
NET Holding AS(2)	51,653	53,757
Nuh Cimento Sanayi AS	3,524	21,810
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)(2)	104,778	14,047
Osmanli Yatirim Menkul Degerler AS	26,147	4,928
Oyak Cimento Fabrikalari AS(1)	80,783	45,129
Pegasus Hava Tasimaciligi AS(1)(2)	22,424	100,456
Petkim Petrokimya Holding AS(1)(2)	96,883	38,178
Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	28,008	14,194
Polisan Holding AS	73,544	26,937
Qua Granite Hayal(2)	133,792	8,508
Ral Yatirim Holding AS(2)	9,000	32,043
Sasa Polyester Sanayi AS(1)(2)	249,144	13,994
Segmen Kardesler Gida Uretim Ve Ambalaj Sanayi AS/Turkey	26,925	29,127
Sekerbank Turk AS	362,719	100,922
Selcuk Ecza Deposu Ticaret ve Sanayi AS	15,486	29,974
Sok Marketler Ticaret AS(1)(2)	20,100	29,237
TAB Gida Sanayi Ve Ticaret AS, Class A	6,809	40,371
TAV Havalimanlari Holding AS(2)	28,580	201,183
Tekfen Holding AS	5,305	8,679
Trust Anadolu Metal Madencilik Isletmeleri AS(2)	10,865	41,780
Tukas Gida Sanayi ve Ticaret AS(2)	265,975	14,742
Turk Altin Isletmeleri AS(1)(2)	38,142	53,020
Turk Hava Yollari AO	31,589	221,421
Turkcell Iletisim Hizmetleri AS, ADR	43,376	292,354
Turkiye Halk Bankasi AS(1)(2)	30,178	33,725
Turkiye Is Bankasi AS, C Shares	474,504	183,025
Turkiye Petrol Rafinerileri AS(1)	55,685	277,327
Turkiye Sigorta AS	247,282	68,731
Turkiye Sinai Kalkinma Bankasi AS(2)	232,812	68,879
Turkiye Sise ve Cam Fabrikalari AS(1)	106,325	108,779
Turkiye Vakiflar Bankasi TAO, D Shares(1)(2)	198,741	186,226
Usak Seramik Sanayii AS(2)	377,520	14,205
Vestel Beyaz Esya Sanayi ve Ticaret AS	34,840	6,388
Vestel Elektronik Sanayi ve Ticaret AS(1)(2)	23,545	16,198
Yapi ve Kredi Bankasi AS(2)	248,820	245,762
YEO Teknoloji Enerji VE Endustri AS(2)	9,363	8,639
Yigit Aku Malzemeleri Nakliyat Turizm Ins San Ve Tic AS(2)	19,027	10,314
Zorlu Enerji Elektrik Uretim AS(2)	118,717	9,109
		6,953,899
United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	137,868	568,951
Abu Dhabi Islamic Bank PJSC	62,138	431,488
Abu Dhabi National Oil Co. for Distribution PJSC	390,425	424,911
63

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
ADNOC Drilling Co. PJSC	250,703	$349,364
Adnoc Gas PLC	293,377	271,510
ADNOC Logistics & Services	187,856	280,061
Agility Global PLC	376,350	141,293
Air Arabia PJSC	505,137	744,246
Ajman Bank PJSC	22,698	9,826
Aldar Properties PJSC	150,338	442,059
Dana Gas PJSC	1,366,911	350,207
Deyaar Development PJSC	256,476	71,828
Dubai Electricity & Water Authority PJSC	406,562	332,224
Dubai Investments PJSC	302,477	330,449
Dubai Islamic Bank PJSC	197,097	445,157
Dubai Taxi Co. PJSC	68,708	50,419
Emaar Development PJSC	201,752	1,062,818
Emaar Properties PJSC	566,410	2,499,802
Emirates NBD Bank PJSC	163,353	1,467,778
Emirates Telecommunications Group Co. PJSC	178,543	986,146
First Abu Dhabi Bank PJSC	130,835	698,650
GFH Financial Group BSC	745,359	423,913
National Central Cooling Co. PJSC	118,666	98,537
NMDC Energy	32,896	23,996
Parkin Co. PJSC	77,540	124,438
RAK Properties PJSC(2)	221,391	84,374
Salik Co. PJSC	252,398	439,979
Sharjah Islamic Bank	245,323	250,578
Union Properties PJSC(2)	457,303	112,756
		13,517,758
United Kingdom — 0.0%
Metlen Energy & Metals PLC(1)(2)	3,495	148,345
Metlen Energy & Metals PLC(1)(2)	4,788	200,806
		349,151
United States — 0.0%
Canadian Solar, Inc.(1)(2)	621	10,998
TOTAL COMMON STOCKS (Cost $666,525,318)		946,822,343
WARRANTS — 0.0%
Brazil — 0.0%
Gol Linhas Aereas Inteligentes SA(2)	11,284	5
Malaysia — 0.0%
Ann Joo Resources Bhd.(2)	4,150	123
Berjaya Corp. Bhd.(2)	287,578	5,174
Berjaya Food Bhd.(2)	16,186	187
Dagang NeXchange Bhd.(2)	259,866	10,018
Hengyuan Refining Co. Bhd.(2)	2,650	255
NEXG Bhd.(2)	108,150	3,335
Perak Transit Bhd.(2)	2,086	21
PESTEC International Bhd.(2)	2,962	42
Supermax Corp. Bhd.(2)	12,482	225
Top Glove Corp. Bhd.(2)	12,335	444
VS Industry Bhd.(2)	56,910	73
YTL Corp. Bhd.(2)	19,939	3,225
YTL Power International Bhd.(2)	39,360	8,624
		31,746
64

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Thailand — 0.0%
Energy Absolute PCL, NVDR(2)	10,533	$230
Jasmine International PCL, NVDR(2)	185,337	1,906
Kiatnakin Phatra Bank PCL, NVDR(2)	2,092	17
Noble Development PCL, NVDR(2)	20,400	164
Roctec Global PCL, NVDR(2)	149,200	48
VGI PCL, NVDR(2)	6,660	4
		2,369
TOTAL WARRANTS (Cost $13,275)		34,120
SHORT-TERM INVESTMENTS — 3.1%
Money Market Funds — 3.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	11,492,586	11,492,586
State Street Navigator Securities Lending Government Money Market Portfolio(4)	17,745,441	17,745,441
TOTAL SHORT-TERM INVESTMENTS (Cost $29,238,027)		29,238,027
TOTAL INVESTMENT SECURITIES — 102.2% (Cost $695,776,620)		976,094,490
OTHER ASSETS AND LIABILITIES — (2.2)%		(20,805,707)
TOTAL NET ASSETS — 100.0%		$955,288,783

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	26.9%
Financials	21.6%
Consumer Discretionary	10.4%
Materials	9.4%
Industrials	9.2%
Communication Services	6.0%
Energy	4.2%
Consumer Staples	3.7%
Health Care	3.0%
Utilities	2.6%
Real Estate	2.1%
Short-Term Investments	3.1%
Other Assets and Liabilities	(2.2)%

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	10	March 2026	$3,444,500	$(38,156)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
BDR	–	Brazilian Depository Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $52,226,646. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $55,149,689, which includes securities collateral of $37,404,248.
65

Schedule of Investments - Avantis Emerging Markets Equity Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$22,375,498	$20,843,024	—
Chile	1,528,363	4,627,090	—
China	34,518,958	179,706,856	—
Colombia	464,799	1,251,410	—
Hong Kong	2,518	560,138	—
India	9,123,326	120,609,663	—
Indonesia	1,003,242	11,081,681	—
Mexico	5,046,148	13,435,461	—
Peru	4,476,402	—	—
Philippines	193,522	4,344,545	—
South Africa	8,865,529	27,966,233	—
South Korea	7,536,019	155,457,117	—
Taiwan	77,320,143	129,930,202	—
Turkey	292,354	6,661,545	—
United States	10,998	—	—
Other Countries	—	97,589,559	—
Warrants	—	34,120	—
Short-Term Investments	29,238,027	—	—
	$201,995,846	$774,098,644	—

Liabilities
Other Financial Instruments
Futures Contracts	$38,156	—	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Equity
Liability Derivatives:
Payable for variation margin on futures contracts*	$15,613
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended February 28, 2026.

Type of Risk Exposure
Equity
Net realized gain (loss) on:
Futures contract transactions	$235,466
Change in net unrealized appreciation (depreciation) on:
Futures contracts	$(86,398)

See Notes to Financial Statements.
66

Schedule of Investments - Avantis International Equity Fund
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.8%
Australia — 6.4%
29Metals Ltd.(1)	172,405	$49,504
Accent Group Ltd.(2)	11,453	9,426
Adairs Ltd.(2)	13,144	17,660
Aeris Resources Ltd.(1)(2)	140,569	52,375
AGL Energy Ltd.	22,808	160,577
AIC Mines Ltd.(1)	102,870	50,412
Alkane Resources Ltd.(1)	15,781	19,709
Alkane Resources Ltd.(1)	30,712	37,601
Alliance Aviation Services Ltd.	1,918	922
ALS Ltd.	8,757	159,299
Amotiv Ltd.	6,541	36,728
AMP Ltd.	140,092	129,416
Amplitude Energy Ltd.(1)(2)	37,212	67,440
Ampol Ltd.	18,876	378,981
ANZ Group Holdings Ltd.	75,197	2,140,159
APA Group	34,416	225,250
Appen Ltd.(1)(2)	22,130	29,307
Aristocrat Leisure Ltd.	5,719	195,514
ARN Media Ltd.	1,854	461
ASX Ltd.(2)	1,086	40,925
Atlas Arteria Ltd.	50,707	173,114
Aurelia Metals Ltd.(1)	247,075	53,662
Aurizon Holdings Ltd.	183,824	542,779
Aussie Broadband Ltd.	5,692	20,549
Austal Ltd.(1)	18,666	68,511
Australian Agricultural Co. Ltd.(1)	2,182	2,128
Australian Clinical Labs Ltd.(2)	12,589	20,245
Australian Ethical Investment Ltd.	5,963	22,034
Australian Finance Group Ltd.(2)	17,166	22,109
Australian Strategic Materials Ltd.(1)	18,274	21,773
Baby Bunting Group Ltd.(1)(2)	12,266	17,470
Bank of Queensland Ltd.	38,386	191,069
Beach Energy Ltd.(2)	200,537	156,691
Bega Cheese Ltd.	12,933	57,741
Bellevue Gold Ltd.(1)	57,243	76,058
Bendigo & Adelaide Bank Ltd.	26,610	202,652
BHP Group Ltd., ADR	78,494	6,402,756
Black Cat Syndicate Ltd.(1)	20,453	22,685
BlueScope Steel Ltd.	33,616	669,658
Boss Energy Ltd.(1)(2)	25,677	29,903
Brambles Ltd.	48,098	857,785
Bravura Solutions Ltd.	19,562	28,918
Breville Group Ltd.(2)	1,595	36,142
Capricorn Metals Ltd.(1)	15,040	160,597
CAR Group Ltd.	3,074	58,033
Catalyst Metals Ltd.(1)(2)	20,966	127,595
Cedar Woods Properties Ltd.	6,562	42,331
Challenger Ltd.	56,307	357,606
Champion Iron Ltd.(2)	55,232	210,699
Cleanaway Waste Management Ltd.	35,519	64,410
67

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Coast Entertainment Holdings Ltd.(1)(2)	1,272	$526
Cobram Estate Olives Ltd.(2)	9,435	21,348
Cochlear Ltd.(2)	754	106,770
Codan Ltd.	1,149	28,988
Coles Group Ltd.	64,885	951,564
Collins Foods Ltd.	7,170	51,225
Commonwealth Bank of Australia	14,835	1,840,601
Computershare Ltd.	10,130	223,356
Coronado Global Resources, Inc.	22,324	4,997
Credit Corp. Group Ltd.(2)	8,379	72,505
CSL Ltd.	1,931	202,150
Cuscal Ltd.	18,877	56,697
Data#3 Ltd.	15,393	76,192
Deep Yellow Ltd.(1)	23,459	43,851
Deterra Royalties Ltd.	36,273	111,383
Develop Global Ltd.(1)	8,372	34,533
Dicker Data Ltd.	9,638	68,840
Domino's Pizza Enterprises Ltd.(2)	4,641	67,109
Downer EDI Ltd.	8,094	49,463
Dyno Nobel Ltd.	175,504	414,433
Eagers Automotive Ltd.	8,654	147,907
Elders Ltd.	5,401	27,885
Elsight Ltd.(1)	12,377	41,508
Emeco Holdings Ltd.(1)	29,942	28,745
Emerald Resources NL(1)	26,176	134,396
Endeavour Group Ltd.(2)	122,237	339,599
Evolution Mining Ltd.	122,855	1,457,558
EVT Ltd.	5,522	52,240
Fenix Resources Ltd.	63,030	18,184
FireFly Metals Ltd.(1)	16,226	25,175
FleetPartners Group Ltd.	5,402	10,181
Flight Centre Travel Group Ltd.(2)	12,821	117,608
Fortescue Ltd.	70,408	1,057,614
Galan Lithium Ltd.(1)	81,413	23,995
Generation Development Group Ltd.	16,516	54,618
Genesis Minerals Ltd.(1)	58,847	313,158
GenusPlus Group Ltd.	10,309	57,006
GR Engineering Services Ltd.	7,920	28,593
GrainCorp Ltd., A Shares	31,537	138,214
Grange Resources Ltd.(1)(2)	38,316	6,277
Greatland Resources Ltd.(1)	31,377	314,812
GWA Group Ltd.	16,157	27,456
Hansen Technologies Ltd.	2,687	10,140
Harvey Norman Holdings Ltd.	25,322	103,661
Healius Ltd.(2)	34,862	17,021
Helia Group Ltd.	37,245	159,571
Hillgrove Resources Ltd.(1)	615,796	21,428
HMC Capital Ltd.	21,778	43,055
HUB24 Ltd.	1,506	104,631
Humm Group Ltd.(2)	743	370
IDP Education Ltd.(2)	21,166	70,041
IGO Ltd.(1)	16,706	102,183
Iluka Resources Ltd.(2)	33,280	159,666
68

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Imdex Ltd.	21,822	$65,925
Inghams Group Ltd.(2)	54,797	80,306
Insurance Australia Group Ltd.	61,617	291,948
Invictus Energy Ltd.(1)	167,652	6,222
ioneer Ltd.(1)	209,828	22,399
IRESS Ltd.	3,422	18,176
James Hardie Industries PLC(1)	5,516	134,837
JB Hi-Fi Ltd.	4,393	256,791
Judo Capital Holdings Ltd.(1)	73,066	89,538
Jumbo Interactive Ltd.(2)	3,703	25,517
Jupiter Mines Ltd.(2)	20,273	4,330
Karoon Energy Ltd.(2)	87,612	96,711
Kelsian Group Ltd.	8,701	28,035
Kingsgate Consolidated Ltd.(1)	13,740	69,117
Kogan.com Ltd.(2)	10,415	31,129
Lendlease Corp. Ltd.	37,306	111,371
Leo Lithium Ltd.(1)(2)	33,200	236
Lifestyle Communities Ltd.(1)(2)	6,150	21,712
Lovisa Holdings Ltd.(2)	3,347	56,892
Lynas Rare Earths Ltd.(1)(2)	10,025	132,874
Maas Group Holdings Ltd.	6,414	21,729
Macmahon Holdings Ltd.	202,100	107,288
Macquarie Group Ltd.(2)	5,725	868,828
Macquarie Technology Group Ltd.(1)(2)	1,479	71,343
Mader Group Ltd.	3,584	21,321
Magellan Financial Group Ltd.	11,176	67,197
Mayne Pharma Group Ltd.(1)	2,120	3,798
McMillan Shakespeare Ltd.(2)	5,901	67,481
Medibank Pvt Ltd.(2)	110,559	344,567
Megaport Ltd.(1)	3,680	23,026
Metals X Ltd.(1)	129,440	131,585
Metcash Ltd.	32,632	76,598
Metro Mining Ltd.(1)	406,800	20,569
MGX Resources Ltd.(1)(2)	15,532	5,250
Mineral Resources Ltd.(1)(2)	7,719	333,620
Minerals 260 Ltd.(1)	123,621	61,655
Monadelphous Group Ltd.	5,760	132,922
Myer Holdings Ltd.(1)(2)	55,715	14,826
MyState Ltd.	613	1,984
National Australia Bank Ltd.	80,590	2,808,769
Navigator Global Investments Ltd.	57,454	103,375
Netwealth Group Ltd.(2)	4,015	73,534
Neuren Pharmaceuticals Ltd.(1)	9,025	83,620
New Hope Corp. Ltd.(2)	49,709	165,675
NEXTDC Ltd.(1)(2)	13,056	128,839
nib holdings Ltd.	21,141	96,385
Nick Scali Ltd.(2)	5,750	76,170
Nickel Industries Ltd.(1)	145,212	104,093
Nine Entertainment Co. Holdings Ltd.	80,268	60,251
Northern Star Resources Ltd.	69,376	1,520,704
NRW Holdings Ltd.	48,354	224,665
Nufarm Ltd.(1)(2)	19,284	28,262
Objective Corp. Ltd.(2)	1,721	15,861
69

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
OFX Group Ltd.(1)(2)	3,710	$1,756
Omni Bridgeway Ltd.(1)	6,182	6,969
oOh!media Ltd.	23,654	17,227
Ora Banda Mining Ltd.(1)	151,076	139,673
Orica Ltd.	20,853	362,021
Origin Energy Ltd.	74,200	641,825
Orora Ltd.(2)	119,190	181,751
Pacific Current Group Ltd.	220	1,570
Paladin Energy Ltd.(1)(2)	1,291	12,171
Pantoro Gold Ltd.(1)	20,228	83,338
Peet Ltd.	1,161	1,783
Peninsula Energy Ltd.(1)	38,513	20,545
Perenti Ltd.	128,026	214,081
Perpetual Ltd.	2,367	31,198
Perseus Mining Ltd.	130,858	562,487
PLS Group Ltd.(1)(2)	100,445	369,628
Premier Investments Ltd.	2,657	25,413
Pro Medicus Ltd.	1,273	117,482
PWR Holdings Ltd.(2)	5,389	38,423
Qantas Airways Ltd.	31,459	222,651
QBE Insurance Group Ltd.	75,610	1,174,177
Qube Holdings Ltd.	39,527	140,778
Ramelius Resources Ltd.	170,315	559,545
Ramsay Health Care Ltd.(2)	2,561	78,617
REA Group Ltd.(2)	1,012	119,727
Redox Ltd.	14,786	33,563
Reece Ltd.(2)	8,747	97,332
Regal Partners Ltd.(2)	11,095	25,578
Regis Healthcare Ltd.	3,946	19,511
Regis Resources Ltd.	98,278	665,196
Reliance Worldwide Corp. Ltd.(2)	12,146	28,794
Resimac Group Ltd.	2,359	1,954
Resolute Mining Ltd.(1)	332,348	353,263
Ricegrowers Ltd.(2)	5,329	50,144
Ridley Corp. Ltd.	11,048	22,638
Rio Tinto Ltd.	12,158	1,445,343
Sandfire Resources Ltd.(1)	42,149	604,583
Santos Ltd.	133,702	644,331
SEEK Ltd.	1,698	20,040
Select Harvests Ltd.(1)	24,358	69,830
Service Stream Ltd.	23,939	35,424
SGH Ltd.	8,045	266,967
Sigma Healthcare Ltd.	10,395	20,953
Silex Systems Ltd.(1)(2)	5,455	26,805
Sims Ltd.	18,407	287,502
SiteMinder Ltd.(1)(2)	7,630	19,557
SKS Technologies Group Ltd.	7,879	24,839
SmartGroup Corp. Ltd.	7,261	45,510
Solvar Ltd.(2)	3,577	4,746
Sonic Healthcare Ltd.	6,932	117,639
South32 Ltd.	318,089	1,042,022
Southern Cross Media Group Ltd.(2)	9,621	4,177
SRG Global Ltd.	48,358	99,868
70

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
St Barbara Ltd.(1)(2)	181,414	$107,418
Stanmore Resources Ltd.	55,996	105,056
Star Entertainment Group Ltd.(1)	932,152	82,911
Steadfast Group Ltd.	4,527	14,178
Strike Energy Ltd.(1)	55,541	3,821
Suncorp Group Ltd.	30,605	318,551
Super Retail Group Ltd.	7,016	77,470
Supply Network Ltd.(2)	891	22,511
Syrah Resources Ltd.(1)(2)	110,993	18,583
Technology One Ltd.	6,041	111,890
Telstra Group Ltd.	154,843	570,796
TPG Telecom Ltd.	527	1,477
Transurban Group	19,904	202,915
Treasury Wine Estates Ltd.(2)	12,456	40,222
Tuas Ltd.(1)	7,128	32,654
Tyro Payments Ltd.(1)(2)	35,551	22,122
Universal Store Holdings Ltd.	6,987	46,570
Vault Minerals Ltd.(1)	113,761	478,401
Ventia Services Group Pty. Ltd.	45,040	187,768
Viva Energy Group Ltd.(2)	70,369	88,660
Wagners Holding Co. Ltd.(2)	7,412	24,421
Washington H Soul Pattinson & Co. Ltd.(2)	12,782	347,726
Webjet Group Ltd.	4,563	1,804
Wesfarmers Ltd.	24,849	1,407,774
West African Resources Ltd.(1)	58,822	146,889
Westgold Resources Ltd.	31,395	174,286
Westgold Resources Ltd. (Toronto)	14,134	78,439
Westpac Banking Corp.	86,194	2,605,564
Whitehaven Coal Ltd.	99,966	555,106
Wildcat Resources Ltd.(1)	93,158	31,132
WiseTech Global Ltd.(2)	2,149	72,751
Woodside Energy Group Ltd.(2)	99,920	2,040,065
Woodside Energy Group Ltd., ADR(2)	5,413	110,858
Woolworths Group Ltd.	47,371	1,214,414
Worley Ltd.	1,148	9,245
Xero Ltd.(1)	1,742	102,832
Yancoal Australia Ltd.(2)	40,396	168,339
		56,398,816
Austria — 0.3%
ANDRITZ AG	2,462	213,740
AT&S Austria Technologie & Systemtechnik AG(1)	3,665	221,839
BAWAG Group AG	2,593	401,611
CA Immobilien Anlagen AG	2,294	71,621
CPI Europe AG(1)	996	18,892
Erste Group Bank AG	3,036	360,356
EVN AG	3,482	121,184
Lenzing AG(1)	740	21,360
Oesterreichische Post AG	2,160	89,444
OMV AG	4,367	282,895
Palfinger AG	442	20,247
Porr AG	2,414	111,250
Raiffeisen Bank International AG	5,338	265,191
SBO AG	809	34,033
71

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Semperit AG Holding	239	$3,807
Telekom Austria AG	2,467	27,821
UNIQA Insurance Group AG	4,528	89,490
Verbund AG	551	39,233
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,074	161,781
voestalpine AG	6,480	370,851
Wienerberger AG	3,342	109,694
		3,036,340
Belgium — 1.0%
Ackermans & van Haaren NV	1,017	348,738
Ageas SA	4,617	342,704
AGFA-Gevaert NV(1)	2,083	1,175
Anheuser-Busch InBev SA, ADR(2)	9,586	775,987
Argenx SE, ADR(1)	1,739	1,333,674
Barco NV	4,545	58,218
Bekaert SA	2,576	132,949
bpost SA(1)	3,655	9,247
Cie d'Entreprises CFE	208	2,990
CMB Tech NV	19,550	286,395
Colruyt Group NV(2)	1,857	75,377
Deceuninck NV	1,645	4,482
Deme Group NV(2)	696	161,617
D'ieteren Group	910	196,761
Elia Group SA(2)	1,707	271,215
EVS Broadcast Equipment SA	842	33,872
Fagron(2)	7,955	213,953
Financiere de Tubize SA(2)	1,181	317,258
Galapagos NV, ADR(1)(2)	1,419	47,764
Gimv NV	1,644	90,916
Ion Beam Applications(2)	3,276	59,467
KBC Ancora	3,292	292,485
KBC Group NV	9,909	1,342,005
Kinepolis Group NV(2)	579	18,604
Lotus Bakeries NV(2)	36	447,738
Ontex Group NV(1)(2)	4,593	25,156
Proximus SADP	7,731	63,756
Recticel SA	2,018	27,400
Solvay SA	5,056	166,076
Syensqo SA	3,400	193,853
Tessenderlo Group SA	1,257	39,753
UCB SA	3,732	1,121,031
Umicore SA	16,073	342,546
VGP NV	640	83,063
		8,928,225
Canada — 11.7%
5N Plus, Inc.(1)	5,500	119,592
ADENTRA, Inc.	2,800	77,408
Advantage Energy Ltd.(1)	21,700	166,085
Aecon Group, Inc.	4,160	115,921
AGF Management Ltd., Class B	5,900	88,756
Agnico Eagle Mines Ltd.	9,875	2,480,460
Air Canada(1)	3,900	58,984
Alamos Gold, Inc., Class A	22,894	1,240,829
72

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Algoma Steel Group, Inc.	3,600	$16,495
Alimentation Couche-Tard, Inc.	15,500	940,647
Allied Gold Corp.(1)	6,400	202,597
AltaGas Ltd.	4,600	156,340
Altius Minerals Corp.	1,900	67,124
Americas Gold & Silver Corp.(1)	12,500	122,704
Amerigo Resources Ltd.	22,800	103,633
Andean Precious Metals Corp.(1)	4,100	31,560
ARC Resources Ltd.	23,788	441,213
Aris Mining Corp.(1)	18,100	410,022
Aritzia, Inc.(1)	5,800	513,562
Atco Ltd., Class I	3,400	161,669
Athabasca Oil Corp.(1)	54,500	352,399
AtkinsRealis Group, Inc.	2,900	201,015
Atrium Mortgage Investment Corp.(2)	2,900	25,236
AutoCanada, Inc.(1)	2,200	42,547
B2Gold Corp.	134,843	828,404
Badger Infrastructure Solutions Ltd.	3,500	187,592
Ballard Power Systems, Inc.(1)(2)	18,500	39,738
Bank of Montreal	11,741	1,689,730
Bank of Nova Scotia	30,950	2,347,939
Barrick Mining Corp.(2)	57,351	2,909,910
Bausch Health Cos., Inc.(1)	3,520	20,877
Baytex Energy Corp.	99,350	381,653
BCE, Inc.	3,000	78,846
Birchcliff Energy Ltd.	24,327	122,166
Bird Construction, Inc.	4,500	104,974
Black Diamond Group Ltd.	6,900	87,208
Bombardier, Inc., Class B(1)	984	203,350
Bonterra Energy Corp.(1)(2)	1,100	4,266
Boralex, Inc., A Shares(2)	3,000	61,053
Boyd Group, Inc.	699	122,008
Brookfield Asset Management Ltd., Class A(2)	2,515	117,430
Brookfield Asset Management Ltd., Class A(2)	2,363	110,470
Brookfield Business Corp., Class A(2)	600	20,639
Brookfield Corp.	12,825	562,437
Brookfield Infrastructure Corp., Class A(2)	553	27,584
Brookfield Infrastructure Corp. (Toronto), Class A	1,400	69,813
Brookfield Renewable Corp.	3,600	153,628
Brookfield Renewable Corp. (New York)(2)	2,106	89,989
Brookfield Wealth Solutions Ltd.	1,716	76,299
BRP, Inc.	2,200	161,301
CAE, Inc.(1)	10,700	317,301
Calfrac Well Services Ltd.(1)(2)	1,600	6,627
Cameco Corp.	4,800	567,885
Canacol Energy Ltd.(1)(2)	319	268
Canada Goose Holdings, Inc.(1)(2)	5,600	68,971
Canada Packers, Inc.(2)	1,360	18,784
Canadian Imperial Bank of Commerce	22,975	2,320,828
Canadian National Railway Co.	14,232	1,597,077
Canadian Natural Resources Ltd.	69,100	3,022,761
Canadian Pacific Kansas City Ltd.	6,900	604,183
Canadian Tire Corp. Ltd., Class A(2)	3,800	533,011
73

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Canadian Utilities Ltd., A Shares	8,800	$306,892
Canfor Corp.(1)	1,800	18,145
Capital Power Corp.	7,700	361,446
Capstone Copper Corp.(1)	43,700	452,041
Cardinal Energy Ltd.	17,000	123,009
Cargojet, Inc.(2)	300	20,986
Cascades, Inc.	10,300	90,839
CCL Industries, Inc., Class B	4,200	292,142
Celestica, Inc. (Toronto)(1)	3,400	944,138
Cenovus Energy, Inc.	70,082	1,561,374
Centerra Gold, Inc.	24,600	517,050
CES Energy Solutions Corp.	21,800	268,974
CGI, Inc.	2,200	160,897
Chorus Aviation, Inc.(2)	1,471	26,680
Cineplex, Inc.(1)(2)	2,300	17,924
Cogeco Communications, Inc.	1,600	84,877
Colliers International Group, Inc.	600	71,166
Computer Modelling Group Ltd.	2,700	8,056
Constellation Software, Inc.	200	369,585
Defi Technologies, Inc.(1)(2)	64,500	44,921
Definity Financial Corp.	2,900	145,165
Dexterra Group, Inc.	2,500	23,899
Discovery Silver Corp.(1)	61,100	504,818
Docebo, Inc.(1)	400	6,909
Dollarama, Inc.	3,900	574,171
Dorel Industries, Inc., Class B(1)(2)	500	645
DPM Metals, Inc.	23,900	1,034,811
DREAM Unlimited Corp., Class A	400	6,516
ECN Capital Corp.	12,800	28,715
Eldorado Gold Corp.	23,400	1,086,756
Element Fleet Management Corp.	9,700	231,042
Emera, Inc.	14,500	754,419
Empire Co. Ltd., Class A	6,200	219,901
Enbridge, Inc.(2)	17,500	929,750
Enerflex Ltd.	17,100	383,733
Enghouse Systems Ltd.	1,100	14,274
Ensign Energy Services, Inc.(1)(2)	19,400	51,485
EQB, Inc.	1,600	135,268
Equinox Gold Corp. (Toronto)(1)	39,783	746,633
ERO Copper Corp.(1)	13,700	468,635
Evertz Technologies Ltd.	400	4,762
Exchange Income Corp.	2,100	167,316
Exco Technologies Ltd.	100	568
Extendicare, Inc.(2)	5,800	113,019
Fairfax Financial Holdings Ltd.(2)	600	1,032,697
Fiera Capital Corp.(2)	3,000	12,844
Finning International, Inc.	12,600	849,453
Firm Capital Mortgage Investment Corp.	600	5,415
First Majestic Silver Corp.(2)	17,400	556,678
First Mining Gold Corp.(1)	6,000	2,815
First Quantum Minerals Ltd.(1)	52,800	1,580,845
FirstService Corp. (Toronto)	800	126,060
Foran Mining Corp.(1)	16,800	90,401
74

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Fortis, Inc.	5,779	$332,450
Fortuna Mining Corp.(1)	37,899	517,897
Franco-Nevada Corp.	2,500	698,728
Freehold Royalties Ltd.(2)	16,100	207,616
Frontera Energy Corp.	4,677	39,088
G Mining Ventures Corp.(1)	5,700	233,424
Galiano Gold, Inc.(1)	35,950	125,451
GDI Integrated Facility Services, Inc.(1)	800	21,436
George Weston Ltd.	5,000	366,995
GFL Environmental, Inc.	1,600	70,707
Gibson Energy, Inc.	8,400	180,495
Gildan Activewear, Inc.	6,200	422,575
goeasy Ltd.	1,000	78,721
GoGold Resources, Inc.(1)	26,000	69,763
Great-West Lifeco, Inc.(2)	3,100	149,767
Greenfire Resources Ltd.(1)	4,000	23,723
Groupe Dynamite, Inc.	800	52,063
Headwater Exploration, Inc.	29,500	271,632
High Liner Foods, Inc.	100	1,190
Hudbay Minerals, Inc.	40,662	1,152,147
Hydro One Ltd.	8,700	373,882
i-80 Gold Corp.(1)	23,500	49,100
iA Financial Corp., Inc.	6,400	727,856
IAMGOLD Corp.(1)	23,500	578,175
IGM Financial, Inc.	2,800	139,297
Imperial Metals Corp.(1)	14,300	108,190
Imperial Oil Ltd.	6,973	815,617
Information Services Corp.	600	21,562
InPlay Oil Corp.	1,900	21,520
Intact Financial Corp.	2,700	521,275
Interfor Corp.(1)(2)	1,700	12,413
International Petroleum Corp.(1)(2)	4,927	112,443
Ivanhoe Mines Ltd., Class A(1)(2)	16,200	185,272
Jaguar Mining, Inc.(1)	7,800	52,951
K92 Mining, Inc.(1)	25,700	619,491
Kelt Exploration Ltd.(1)	18,600	118,359
Keyera Corp.	9,800	374,024
Kinross Gold Corp.	65,500	2,421,106
Knight Therapeutics, Inc.(1)	2,400	11,049
Labrador Iron Ore Royalty Corp.	3,800	86,973
Largo, Inc.(1)(2)	600	1,021
Laurentian Bank of Canada	2,000	58,927
Leon's Furniture Ltd.	1,300	27,152
Linamar Corp.	4,400	303,247
Loblaw Cos. Ltd.	16,200	750,826
Lumine Group, Inc.(1)	300	4,669
Lundin Gold, Inc.	6,100	574,962
Lundin Mining Corp.	36,400	1,159,741
Magna International, Inc.(2)	20,200	1,273,708
Major Drilling Group International, Inc.(1)	5,771	77,085
Manulife Financial Corp.	28,500	1,014,805
Martinrea International, Inc.	9,000	70,665
Mattr Corp.(1)	2,800	17,530
75

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
MCAN Mortgage Corp.(2)	1,900	$34,335
MDA Space Ltd.(1)	8,800	255,152
Medical Facilities Corp.	1,800	22,433
Meren Energy, Inc.(2)	24,400	38,996
Methanex Corp.(2)	6,500	327,943
Metro, Inc.	3,600	256,504
Montage Gold Corp.(1)	17,500	218,101
MTY Food Group, Inc.(2)	900	27,316
Mullen Group Ltd.(2)	9,900	125,197
National Bank of Canada	10,255	1,431,212
Neo Performance Materials, Inc.	2,500	50,823
New Gold, Inc.(1)	80,300	1,078,477
North American Construction Group Ltd.	3,700	61,954
North West Co., Inc.	4,200	172,366
Northern Dynasty Minerals Ltd.(1)(2)	27,400	42,384
Northland Power, Inc.	17,880	286,541
Nutrien Ltd.	26,000	1,955,456
Obsidian Energy Ltd.(1)(2)	6,900	54,227
OceanaGold Corp.	25,533	1,085,861
Onex Corp.	1,800	133,847
Open Text Corp.(2)	3,000	74,315
Orezone Gold Corp.(1)	78,500	158,260
Orla Mining Ltd.	28,400	614,200
Osisko Metals, Inc.(1)	101,300	115,109
Pan American Silver Corp.	27,262	1,870,297
Paramount Resources Ltd., A Shares(2)	6,000	118,764
Parex Resources, Inc.	12,100	189,300
Pason Systems, Inc.	9,700	87,823
Pembina Pipeline Corp.(2)	17,300	760,335
Pet Valu Holdings Ltd.	2,700	56,393
PetroTal Corp.(2)	60,500	17,741
Peyto Exploration & Development Corp.(2)	23,600	457,277
PHX Energy Services Corp.	6,400	56,538
Pine Cliff Energy Ltd.	6,700	3,487
Polaris Renewable Energy, Inc.	400	3,516
Power Corp. of Canada	6,605	331,787
Precision Drilling Corp.(1)	1,700	147,461
Premium Brands Holdings Corp.	2,700	209,836
Propel Holdings, Inc.(2)	1,400	21,564
Quarterhill, Inc.(1)(2)	400	279
Quebecor, Inc., Class B	6,500	268,806
RB Global, Inc.	2,800	282,063
Real Matters, Inc.(1)(2)	8,050	36,885
Restaurant Brands International, Inc.	7,800	559,589
Restaurant Brands International, Inc.	2,613	187,378
RFA Financial, Inc.(1)	2,200	37,934
Richelieu Hardware Ltd.	3,300	105,335
Rogers Communications, Inc., Class B	9,300	371,168
Rogers Sugar, Inc.(2)	4,800	23,190
Royal Bank of Canada	24,600	4,113,135
Russel Metals, Inc.	3,000	105,656
Saputo, Inc.	14,300	456,451
Saturn Oil & Gas, Inc.(1)(2)	19,700	48,093
76

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Savaria Corp.	2,200	$40,724
Secure Waste Infrastructure Corp.	15,500	214,992
Shopify, Inc., Class A(1)	6,500	784,689
Silvercorp Metals, Inc.	31,600	439,233
South Bow Corp.	10,857	349,099
Spartan Delta Corp.(1)	23,800	191,056
SSR Mining, Inc.(1)	12,709	408,742
Stantec, Inc.	2,400	222,221
Stella-Jones, Inc.	5,100	349,995
Steppe Gold Ltd.(1)	13,800	18,413
Strathcona Resources Ltd.	1,771	38,691
Sun Life Financial, Inc.(2)	17,700	1,160,060
Suncor Energy, Inc.	48,866	2,760,255
SunOpta, Inc.(1)(2)	4,100	26,391
Superior Plus Corp.	7,100	34,197
Surge Energy, Inc.(2)	9,900	58,570
Talon Metals Corp.(1)	6,400	39,412
Tamarack Valley Energy Ltd.	65,500	489,311
Taseko Mines Ltd.(1)	31,300	278,798
TC Energy Corp.	11,286	725,207
Teck Resources Ltd., Class B	8,300	487,455
TELUS Corp.	10,012	137,256
TELUS Corp.(1)	134	1,837
Tenaz Energy Corp.(1)	1,400	48,157
TFI International, Inc.	2,700	322,583
Thomson Reuters Corp.	700	67,396
Timbercreek Financial Corp.(2)	5,400	26,762
TMX Group Ltd.	5,200	175,398
Topaz Energy Corp.	9,300	212,447
Torex Gold Resources, Inc.	6,138	373,981
Toromont Industries Ltd.	4,900	760,478
Toronto-Dominion Bank	38,965	3,795,806
Total Energy Services, Inc.	5,400	71,654
Tourmaline Oil Corp.	27,787	1,304,556
TransAlta Corp.	11,900	163,575
Transcontinental, Inc., Class A	3,960	67,527
Trican Well Service Ltd.	22,400	106,905
Triple Flag Precious Metals Corp.(2)	1,700	70,291
Trisura Group Ltd.(1)	4,800	164,193
Uranium Royalty Corp.(1)(2)	4,800	20,586
Valeura Energy, Inc.(1)	11,600	93,630
Vermilion Energy, Inc.	19,533	209,786
VersaBank	200	3,321
Wajax Corp.	2,900	66,800
Wesdome Gold Mines Ltd.(1)	19,300	379,477
West Fraser Timber Co. Ltd.	1,572	104,366
Western Forest Products, Inc.(1)(2)	166	1,709
Westshore Terminals Investment Corp.	3,900	91,492
Wheaton Precious Metals Corp.	6,400	1,042,871
Whitecap Resources, Inc.(2)	96,053	959,086
Winpak Ltd.(2)	2,200	77,707
WSP Global, Inc.	1,500	254,100
		102,948,453
77

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
China — 0.0%
K Wah International Holdings Ltd.	11,000	$3,971
Denmark — 1.5%
AL Sydbank	3,195	286,466
ALK-Abello AS(1)	2,976	103,651
Alm Brand AS	36,227	94,126
AP Moller - Maersk AS, A Shares	134	328,222
AP Moller - Maersk AS, B Shares	180	446,913
Bang & Olufsen AS(1)	1,614	2,573
Bavarian Nordic AS(1)	2,405	74,939
Carlsberg AS, B Shares	691	107,497
Chemometec AS	1,028	68,062
Coloplast AS, B Shares	598	46,335
D/S Norden AS	3,499	156,899
Danske Bank AS	14,590	761,226
Demant AS(1)	632	19,711
Dfds AS(1)	2,528	41,345
DSV AS	2,211	570,706
FLSmidth & Co. AS	2,673	236,627
Genmab AS, ADR(1)	35,483	1,044,619
GN Store Nord AS(1)	1,706	25,142
H Lundbeck AS, A Shares	981	5,380
H&H International AS, B Shares(1)	331	4,438
ISS AS	2,083	74,076
Jyske Bank AS	2,576	386,078
Nilfisk Holding AS(1)	2,476	54,494
NKT AS(1)	6,806	879,718
Novo Nordisk AS, ADR	81,027	3,034,461
Novonesis Novozymes B, B Shares	4,001	237,954
Orsted AS(1)	20,016	471,552
Pandora AS	2,919	230,748
Per Aarsleff Holding AS	2,949	373,353
Ringkjoebing Landbobank AS	1,376	358,852
Rockwool AS, B Shares	4,780	158,493
Royal Unibrew AS	1,906	187,871
Schouw & Co. AS	877	93,697
Solar AS, B Shares	136	4,280
SP Group AS	565	34,818
TORM PLC, Class A	5,410	158,763
Tryg AS	5,603	138,740
Vestas Wind Systems AS	73,957	1,890,659
Zealand Pharma AS(1)	5,106	295,560
		13,489,044
Finland — 1.0%
Aktia Bank OYJ	500	7,519
Bittium OYJ	2,431	76,986
Citycon OYJ(1)(2)	15,589	70,052
Elisa OYJ(2)	2,390	122,760
Finnair OYJ(1)(2)	8,875	36,419
Fortum OYJ	20,246	473,384
Hiab OYJ, B Shares	2,146	123,303
Huhtamaki OYJ	3,015	112,610
Kalmar OYJ, B Shares	3,121	179,198
78

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Kemira OYJ(2)	8,463	$205,083
Kesko OYJ, B Shares	13,329	328,452
Kojamo OYJ(1)	4,915	57,196
Kone OYJ, B Shares(2)	8,469	638,505
Konecranes OYJ	2,817	332,562
Mandatum OYJ	13,826	111,490
Marimekko OYJ(2)	1,820	24,086
Metsa Board OYJ, Class B(2)	4,677	17,360
Metso OYJ	24,485	509,037
Neste OYJ	15,487	387,002
Nokia OYJ, ADR	72,431	559,167
Nokian Renkaat OYJ(2)	23,337	293,592
Nordea Bank Abp	31,702	613,941
Olvi OYJ, A Shares	524	21,309
Oriola OYJ, B Shares	441	559
Orion OYJ, Class B	2,295	183,846
Outokumpu OYJ	18,103	122,233
Puuilo OYJ	6,139	87,729
Sampo OYJ, A Shares	8,970	99,415
Sanoma OYJ	490	5,293
Stora Enso OYJ, R Shares(2)	67,933	921,488
Tokmanni Group Corp.(2)	2,347	22,210
UPM-Kymmene OYJ	37,519	1,194,800
Valmet OYJ(2)	3,712	124,293
Wartsila OYJ Abp	22,004	955,515
YIT OYJ(1)(2)	5,343	17,982
		9,036,376
France — 8.1%
Accor SA	7,246	420,595
Aeroports de Paris SA(2)	2,531	353,160
Air France-KLM(1)	2,062	29,817
Air Liquide SA	7,825	1,645,404
Airbus SE	9,425	2,046,666
AKWEL SADIR	46	407
Alstom SA(1)	11,323	376,681
Alten SA	2,102	157,303
Amundi SA	1,850	176,477
Antin Infrastructure Partners SA(2)	3,356	38,130
Aperam SA(2)	1,478	77,617
ArcelorMittal SA, NY Shares	28,518	1,858,233
Arkema SA	2,469	179,806
AXA SA	32,074	1,568,486
Ayvens SA	4,580	58,140
Beneteau SACA(2)	1,248	11,812
BioMerieux	2,439	288,270
BNP Paribas SA	29,490	3,311,186
Bollore SE	32,402	189,275
Bonduelle SCA(2)	188	1,981
Bouygues SA	9,433	583,772
Bureau Veritas SA	23,748	825,278
Caisse Regionale de Credit Agricole Mutuel Nord de France	726	23,440
Capgemini SE	2,071	261,726
Carrefour SA	27,674	524,847
79

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Cie de Saint-Gobain SA	13,541	$1,372,269
Cie des Alpes	2,576	88,314
Cie Generale des Etablissements Michelin SCA	43,765	1,769,909
Clariane SE(1)	6,274	29,958
Coface SA	6,350	117,460
Credit Agricole SA	43,312	956,891
Danone SA	6,535	562,003
Dassault Aviation SA	911	365,893
Dassault Systemes SE	5,892	129,027
Derichebourg SA	12,147	134,748
Edenred SE	2,925	67,605
Eiffage SA	7,657	1,320,392
Elis SA	4,222	135,455
Emeis SA(1)	11,249	203,352
Engie SA	88,111	3,010,143
EssilorLuxottica SA	2,257	597,398
Etablissements Maurel et Prom SA	8,764	93,397
Eurazeo SE	1,694	99,543
Euroapi SA(1)(2)	956	2,415
Eurofins Scientific SE	3,600	290,089
Euronext NV	766	126,556
Eutelsat Communications SACA(1)	34,261	90,884
Exail Technologies SA(1)(2)	841	123,620
FDJ UNITED	5,776	175,213
Forvia SE(1)	13,395	190,069
Gaztransport Et Technigaz SA	4,619	1,054,878
Getlink SE	14,896	323,426
GL Events SACA	554	22,182
Hermes International SCA	705	1,694,442
ID Logistics Group SACA(1)	273	128,377
Imerys SA	1,514	43,658
Infotel SA	51	2,182
Interparfums SA	926	26,989
Ipsen SA	4,801	937,167
Jacquet Metals SACA	231	6,295
JCDecaux SE	10,214	210,579
Kaufman & Broad SA	1,861	71,317
Kering SA	4,526	1,517,742
Legrand SA	5,603	1,014,855
LISI SA	1,056	69,953
L'Oreal SA	4,939	2,314,149
LVMH Moet Hennessy Louis Vuitton SE	7,102	4,538,322
Maisons du Monde SA(1)(2)	672	1,076
Manitou BF SA	1,011	28,077
Mersen SA	2,688	88,157
Metropole Television SA	937	12,804
Nacon SA(1)	39	12
Nanobiotix SA(1)	772	23,544
Nexans SA	4,519	649,164
Nexity SA(1)(2)	2,710	30,444
North Atlantic Energies(2)	282	12,946
Opmobility	10,013	200,368
Orange SA	106,550	2,295,358
80

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Pernod Ricard SA(2)	4,719	$435,471
Publicis Groupe SA	3,265	290,732
Pullup Entertainment(2)	53	771
Remy Cointreau SA(2)	753	36,984
Renault SA	25,859	977,938
Rexel SA	8,206	355,385
Robertet SA	91	93,932
Rubis SCA	5,736	246,715
Safran SA	12,031	4,845,350
Sanofi SA, ADR	23,328	1,135,140
Sartorius Stedim Biotech	472	102,000
Schneider Electric SE	5,355	1,750,066
SCOR SE	14,968	545,534
SEB SA	778	47,752
SES SA	59,914	446,053
SMCP SA(1)(2)	3,936	31,795
Societe BIC SA	1,334	85,781
Societe Generale SA	30,396	2,634,135
Sodexo SA(2)	985	53,916
SOITEC(1)	672	32,405
Solutions 30 SE(1)	9,666	10,031
SPIE SA	5,555	343,895
STMicroelectronics NV, NY Shares	27,491	923,972
Technip Energies NV	7,218	312,748
Teleperformance SE	1,784	107,869
Television Francaise 1 SA	3,355	28,728
Thales SA	4,177	1,267,791
TotalEnergies SE	48,815	3,921,797
Trigano SA	991	196,120
Ubisoft Entertainment SA(1)	5,384	26,414
Valeo SE	26,460	381,580
Vallourec SACA	26,849	628,179
Veolia Environnement SA	10,560	447,181
Vicat SACA	1,376	115,323
Vinci SA	20,543	3,409,852
Virbac SACA	253	110,348
Viridien(1)	137	17,750
Vivendi SE	15,829	41,118
Voltalia SA(1)	2,444	20,339
Vusion	469	65,932
X-Fab Silicon Foundries SE(1)	3,679	20,278
		70,924,675
Germany — 7.4%
1&1 AG	1,822	51,951
2G Energy AG	1,635	73,631
7C Solarparken AG(1)	2,864	5,458
Adesso SE	275	20,231
adidas AG	8,726	1,618,979
AIXTRON SE	4,231	136,861
Allianz SE	9,796	4,399,160
Alzchem Group AG	738	129,056
Amadeus Fire AG	60	2,060
Aroundtown SA(1)	32,838	118,524
81

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Atoss Software SE	974	$101,126
Aumovio SE(1)	4,740	235,113
Aurubis AG	1,022	207,074
Auto1 Group SE(1)	3,489	70,075
BASF SE	24,337	1,394,027
Bayer AG	44,454	2,199,620
Bayerische Motoren Werke AG	12,743	1,335,510
Bayerische Motoren Werke AG, Preference Shares	2,474	258,186
BayWa AG(1)	1,242	4,655
Bechtle AG	4,408	177,114
Beiersdorf AG	5,663	716,346
Bertrandt AG(1)	99	2,249
Bijou Brigitte AG	397	21,633
Bilfinger SE	3,168	443,553
Borussia Dortmund GmbH & Co. KGaA	4,118	15,265
BRANICKS Group AG(1)	312	696
Brenntag SE	5,102	313,800
CANCOM SE	1,139	31,995
Cewe Stiftung & Co. KGaA	691	81,840
Commerzbank AG	28,336	1,149,581
Continental AG	11,987	1,032,967
CTS Eventim AG & Co. KGaA	2,157	174,674
Daimler Truck Holding AG	37,147	1,874,219
Delivery Hero SE(1)	6,023	138,528
Deutsche Bank AG	46,490	1,646,676
Deutsche Beteiligungs AG	902	26,681
Deutsche Boerse AG	2,597	709,742
Deutsche Lufthansa AG	62,674	669,449
Deutsche Pfandbriefbank AG	6,123	25,839
Deutsche Post AG	43,787	2,578,403
Deutsche Rohstoff AG	720	61,732
Deutsche Telekom AG	67,668	2,717,557
Deutz AG	17,839	262,210
Douglas AG(1)	2,847	39,470
Dr. Ing hc F Porsche AG, Preference Shares	7,053	343,845
Draegerwerk AG & Co. KGaA	78	6,940
Draegerwerk AG & Co. KGaA, Preference Shares	416	44,096
Duerr AG	6,875	197,654
E.ON SE	72,978	1,697,526
Elmos Semiconductor SE	444	76,478
ElringKlinger AG	121	623
Evonik Industries AG	8,171	142,071
Fielmann Group AG	1,569	85,515
flatexDEGIRO SE	12,360	447,830
Formycon AG(1)	715	19,354
Fraport AG Frankfurt Airport Services Worldwide(1)	3,357	328,475
Fresenius Medical Care AG, ADR	4,192	98,344
Fresenius SE & Co. KGaA	3,788	227,077
Friedrich Vorwerk Group SE	744	70,516
FUCHS SE, Preference Shares	7,196	310,753
GEA Group AG	9,812	760,760
Grand City Properties SA	1,895	24,819
Grenke AG	746	12,853
82

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Hannover Rueck SE	4,262	$1,291,480
Heidelberg Materials AG	4,569	1,017,939
Heidelberger Druckmaschinen AG(1)	38,644	64,792
HelloFresh SE(1)	11,184	63,448
Henkel AG & Co. KGaA	2,484	224,971
Henkel AG & Co. KGaA, Preference Shares	3,832	375,875
Hensoldt AG	4,145	363,619
HOCHTIEF AG	490	236,357
Hornbach Holding AG & Co. KGaA	641	64,834
HUGO BOSS AG	3,107	136,630
Indus Holding AG	2,605	93,917
Infineon Technologies AG	40,060	2,159,027
Init Innovation in Traffic Systems SE	382	20,034
Instone Real Estate Group SE	786	8,724
Jenoptik AG	4,943	163,278
JOST Werke SE	2,017	159,886
Jungheinrich AG, Preference Shares	7,158	269,856
K&S AG	10,427	184,611
KION Group AG	7,249	491,980
Kloeckner & Co. SE	7,936	102,739
Knorr-Bremse AG	5,329	697,493
Koenig & Bauer AG(1)	246	2,634
Kontron AG	4,530	124,845
Krones AG	1,621	253,811
KSB SE & Co. KGaA, Preference Shares	15	19,068
KWS Saat SE & Co. KGaA	122	9,321
Lang & Schwarz AG	141	4,013
Lanxess AG	2,893	65,037
LEG Immobilien SE	1,908	159,618
Leifheit AG	4	71
MBB SE	99	23,824
Medios AG(1)	1,012	20,227
Mercedes-Benz Group AG	25,253	1,747,220
Merck KGaA	2,786	422,123
MLP SE	786	6,726
MTU Aero Engines AG	610	262,933
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,792	3,127,370
Mutares SE & Co. KGaA	2,071	75,869
Nagarro SE	669	44,100
Nemetschek SE	1,240	98,788
Norma Group SE	4,097	76,257
Patrizia SE	2,402	23,131
Porsche Automobil Holding SE, Preference Shares	9,852	416,563
ProCredit Holding AG	1,811	18,034
Puma SE	5,482	152,414
Qiagen NV	8,655	431,019
Rational AG	433	375,285
RENK Group AG	8,329	561,239
Rheinmetall AG	760	1,503,412
RTL Group SA	1,103	48,235
RWE AG	39,181	2,520,461
SAF-Holland SE	6,190	145,202
Salzgitter AG	2,426	154,840
83

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
SAP SE, ADR	5,262	$1,060,451
Sartorius AG, Preference Shares	535	151,432
Schaeffler AG	25,089	305,636
Schott Pharma AG & Co. KGaA	1,526	26,409
Scout24 SE	1,923	163,444
Secunet Security Networks AG	91	20,288
SGL Carbon SE(1)	8,373	38,492
Siemens AG	5,592	1,616,892
Siemens Energy AG	18,060	3,497,818
Siemens Healthineers AG	5,721	283,759
Siltronic AG	860	57,963
Sixt SE	975	75,585
Sixt SE, Preference Shares	1,190	76,854
SMA Solar Technology AG(1)	2,470	93,031
Steico SE	77	2,292
STO SE & Co. KGaA, Preference Shares	157	22,833
STRATEC SE	559	13,985
Stroeer SE & Co. KGaA	1,036	42,308
Suedzucker AG	7,230	86,488
Symrise AG	7,345	670,962
TAG Immobilien AG	9,962	194,312
Talanx AG	4,342	546,139
TeamViewer SE(1)	3,705	20,174
thyssenkrupp AG	42,247	521,297
Tkms AG& Co. KGaA(1)	1,718	194,933
UmweltBank AG(1)	260	1,171
Uniper SE(1)	92	3,789
United Internet AG	8,974	295,913
Villeroy & Boch AG, Preference Shares	155	3,575
Volkswagen AG	355	42,420
Volkswagen AG, Preference Shares	2,716	322,934
Vonovia SE	19,019	644,887
Wacker Chemie AG	1,009	96,234
Wacker Neuson SE	2,869	70,423
Washtec AG	108	6,514
Westwing Group SE(1)	1,125	23,825
Wuestenrot & Wuerttembergische AG	2,316	45,245
Zalando SE(1)	9,672	235,124
		64,830,056
Hong Kong — 1.7%
AIA Group Ltd.	176,668	1,948,917
ASMPT Ltd.	7,100	101,214
AustAsia Group Ltd.(1)	2,080	631
Bank of East Asia Ltd.	91,982	178,759
BOC Hong Kong Holdings Ltd.	85,000	486,179
Budweiser Brewing Co. APAC Ltd.	14,200	14,104
Cafe de Coral Holdings Ltd.(2)	16,000	9,459
Chow Sang Sang Holdings International Ltd.	37,000	65,774
CITIC Telecom International Holdings Ltd.	25,000	8,370
CK Asset Holdings Ltd.	96,406	611,675
CK Hutchison Holdings Ltd.	81,500	671,055
CK Infrastructure Holdings Ltd.	11,500	97,516
CLP Holdings Ltd.	67,000	634,897
84

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Comba Telecom Systems Holdings Ltd.	184,000	$49,503
Cowell e Holdings, Inc.(1)	15,000	53,628
Dah Sing Banking Group Ltd.	40,400	67,569
Dah Sing Financial Holdings Ltd.	13,600	73,822
Deep Source Holdings Ltd.(1)	560,000	62,332
DFI Retail Group Holdings Ltd.	27,800	116,289
Dream International Ltd.	16,000	18,732
E-Commodities Holdings Ltd.	82,000	8,893
Emperor Watch & Jewellery Ltd.	300,000	13,355
Fairwood Holdings Ltd.	2,000	1,160
Far East Consortium International Ltd.(1)	16,500	1,897
First Pacific Co. Ltd.	24,000	19,384
Futu Holdings Ltd., ADR(1)	705	104,932
Galaxy Entertainment Group Ltd.	37,000	196,882
Giordano International Ltd.	52,000	10,177
G-Resources Group Ltd.	18,000	25,448
Guotai Junan International Holdings Ltd.(2)	40,000	14,293
Hang Lung Group Ltd.	74,000	158,634
Hang Lung Properties Ltd.	148,176	194,086
Hao Tian International Construction Investment Group Ltd.(1)	192,000	1,399
Henderson Land Development Co. Ltd.	35,000	158,208
HK Electric Investments & HK Electric Investments Ltd.(2)	28,500	25,533
HKBN Ltd.	45,000	42,390
HKT Trust & HKT Ltd.	83,000	130,838
Hong Kong & China Gas Co. Ltd.	52,332	50,843
Hong Kong Exchanges & Clearing Ltd.	14,900	796,032
Hong Kong Technology Venture Co. Ltd.	27,000	5,030
Hongkong & Shanghai Hotels Ltd.(1)	1,000	866
Hongkong Land Holdings Ltd.	30,100	260,600
Hutchison Telecommunications Hong Kong Holdings Ltd.	20,000	3,015
Hysan Development Co. Ltd.	66,000	183,948
IGG, Inc.	43,000	17,302
Impro Precision Industries Ltd.(2)	51,000	56,686
Jardine Matheson Holdings Ltd.	4,500	370,981
Johnson Electric Holdings Ltd.	40,500	160,010
Karrie International Holdings Ltd.	56,000	19,220
Kerry Properties Ltd.	60,000	193,207
KLN Logistics Group Ltd.	728	659
Luk Fook Holdings International Ltd.	12,000	45,118
Man Wah Holdings Ltd.	106,000	69,037
Melco Resorts & Entertainment Ltd., ADR(1)	2,192	13,021
MGM China Holdings Ltd.	800	1,279
Mobvista, Inc.(1)	43,000	65,029
Modern Dental Group Ltd.	6,000	4,506
MTR Corp. Ltd.(2)	23,000	109,535
New World Development Co. Ltd.(1)	149,000	206,309
Oriental Watch Holdings	24,828	10,854
Pacific Basin Shipping Ltd.	459,000	202,902
Pacific Textiles Holdings Ltd.	12,000	2,038
PAX Global Technology Ltd.	53,000	32,891
PCCW Ltd.	27,024	20,508
Perfect Medical Health Management Ltd.	7,000	1,080
Power Assets Holdings Ltd.	59,000	478,202
85

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Sa Sa International Holdings Ltd.(2)	4,000	$316
Sands China Ltd.	29,200	65,969
Shangri-La Asia Ltd.	10,000	6,501
Shenwan Hongyuan HK Ltd.(1)	85,000	13,722
Shun Tak Holdings Ltd.(1)(2)	58,000	5,038
Singamas Container Holdings Ltd.	96,000	8,343
Sino Land Co. Ltd.	126,408	206,046
SITC International Holdings Co. Ltd.	82,000	349,788
SJM Holdings Ltd.(1)(2)	223,500	68,771
Stella International Holdings Ltd.	25,000	48,211
Sun Hung Kai & Co. Ltd.	10,000	5,645
Sun Hung Kai Properties Ltd.	56,500	1,050,371
Swire Pacific Ltd., Class A	19,000	204,097
Swire Properties Ltd.	12,600	43,362
Techtronic Industries Co. Ltd.	56,000	906,958
Texhong International Group Ltd.	4,000	3,423
Texwinca Holdings Ltd.	4,000	607
Time Interconnect Technology Ltd.	44,000	109,365
United Energy Group Ltd.	1,082,000	90,286
United Laboratories International Holdings Ltd.(2)	70,000	116,397
Value Partners Group Ltd.	10,000	3,043
Vitasoy International Holdings Ltd.(2)	44,000	40,023
VSTECS Holdings Ltd.	58,000	58,753
VTech Holdings Ltd.	15,000	123,548
WH Group Ltd.	519,423	652,991
Wharf Holdings Ltd.	30,000	99,264
Wharf Real Estate Investment Co. Ltd.	126,000	463,846
Wynn Macau Ltd.	7,600	5,530
Xinyi Glass Holdings Ltd.(2)	116,446	154,008
Yue Yuen Industrial Holdings Ltd.	74,000	175,636
		14,838,500
Ireland — 0.3%
AIB Group PLC	78,918	819,153
Bank of Ireland Group PLC	36,987	720,185
FBD Holdings PLC	510	10,201
Glanbia PLC	16,754	346,596
Glenveagh Properties PLC(1)	20,778	55,270
Kerry Group PLC, A Shares	888	78,904
Kingspan Group PLC	2,598	257,211
Origin Enterprises PLC	6,048	30,228
Ryanair Holdings PLC	23,816	769,616
Uniphar PLC	8,040	38,642
		3,126,006
Israel — 1.3%
AFI Properties Ltd.(1)	174	12,541
Africa Israel Residences Ltd.	154	13,592
Airport City Ltd.(1)	3,476	61,049
Alony Hetz Properties & Investments Ltd.	6,326	74,339
Altshuler Shaham Finance Ltd.	7,910	14,072
Amot Investments Ltd.	8,168	54,220
Analyst IMS Investment Management Services Ltd.	624	26,905
Argo Properties NV(1)	1,196	46,868
Ashdod Refinery Ltd.(1)	298	5,423
86

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Ashtrom Group Ltd.	462	$10,035
Ayalon Holdings Ltd.	1,413	58,837
Azrieli Group Ltd.	424	60,930
Bank Hapoalim BM	40,446	1,020,781
Bank Leumi Le-Israel BM	36,096	873,867
Bezeq The Israeli Telecommunication Corp. Ltd.	170,867	450,563
Big Shopping Centers Ltd.	568	136,873
Blue Square Real Estate Ltd.	456	61,348
Camtek Ltd.(1)	402	66,976
Carasso Motors Ltd.(1)	1,555	17,683
Cellcom Israel Ltd.	8,479	98,836
Cellebrite DI Ltd.(1)	1,339	17,862
Ceragon Networks Ltd.(1)	7,875	17,876
Check Point Software Technologies Ltd.(1)	666	101,279
Clal Insurance Enterprises Holdings Ltd.	3,468	259,402
CyberArk Software Ltd.(1)	220	9,900
Danel Adir Yeoshua Ltd.	372	52,467
Danya Cebus Ltd.	455	25,560
Delek Automotive Systems Ltd.	1,513	9,449
Delek Group Ltd.	462	141,744
Delta Galil Ltd.	312	15,132
Delta Israel Brands Ltd.	659	22,243
Direct Finance of Direct Group 2006 Ltd.	93	14,531
Doral Group Renewable Energy Resources Ltd.(1)	4,213	81,001
Duniec Brothers Ltd.	223	18,395
El Al Israel Airlines	31,785	158,497
Elbit Systems Ltd.	306	236,337
Electra Consumer Products 1970 Ltd.	158	4,275
Electra Ltd.	3,226	97,978
Enlight Renewable Energy Ltd.(1)	4,976	341,326
Equital Ltd.(1)	507	23,334
Etoro Group Ltd., Class A(1)	483	14,814
Fattal Holdings 1998 Ltd.(1)	362	70,997
FIBI Holdings Ltd.	1,250	130,643
First International Bank Of Israel Ltd.	2,840	244,371
FMS Enterprises Migun Ltd.	310	26,922
Fox Wizel Ltd.	263	23,777
G City Ltd.	5,721	14,342
Gav-Yam Lands Corp. Ltd.	433	5,071
Global-e Online Ltd.(1)	527	18,429
Harel Insurance Investments & Financial Services Ltd.	5,745	302,283
Hilan Ltd.	534	34,194
IBI Investment House Ltd.	238	28,125
ICL Group Ltd.	16,500	78,202
IDI Insurance Co. Ltd.	1,117	81,539
Inmode Ltd.(1)	2,552	35,090
Inrom Construction Industries Ltd.	1,146	7,325
Isracard Ltd.	4,656	22,166
Israel Canada TR Ltd.	16,829	105,445
Israel Corp. Ltd.	142	36,695
Israel Discount Bank Ltd., A Shares	35,519	429,885
Israel Shipyards Industries Ltd.	414	20,009
Isras Holdings Ltd.(1)	133	13,826
87

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Isras Investment Co. Ltd.	115	$30,836
Isrotel Ltd.	785	41,045
Ituran Location & Control Ltd.	1,780	85,440
Kamada Ltd.	160	1,394
Kenon Holdings Ltd.	648	51,272
Kvutzat Acro Ltd.	1,226	18,156
Lahav L.R. Real Estate Ltd.	8,187	25,647
Land Development Nimrodi Group Ltd.	808	10,019
M Yochananof & Sons Ltd.	518	59,812
Malam - Team Ltd.(1)	319	9,504
Malam-Team Holding Ltd.(1)	104	5,284
Matrix IT Ltd.	3,062	92,412
Max Stock Ltd.	6,460	56,830
Mediterranean Towers Ltd.	327	1,610
Mega Or Holdings Ltd.	564	91,886
Melisron Ltd.	469	63,550
Menora Mivtachim Holdings Ltd.	1,115	159,518
Migdal Insurance & Financial Holdings Ltd.(1)	19,709	106,757
Mivne Real Estate KD Ltd.	25,115	104,196
Mivtach Shamir Holdings Ltd.	231	31,720
Mizrahi Tefahot Bank Ltd.	3,542	265,375
Monday.com Ltd.(1)	252	18,305
Neto Malinda Trading Ltd.	370	21,481
Next Vision Stabilized Systems Ltd.	777	88,642
Nexxen International Ltd.(1)	2,395	15,424
Nice Ltd., ADR(1)	610	70,913
Nova Ltd.(1)	378	166,016
Novolog Ltd.	5,599	2,167
Oddity Tech Ltd., Class A(1)	1,172	13,794
OG Rimon Consulting Ltd.(1)	902	32,662
Oil Refineries Ltd.	263,236	85,813
One Software Technologies Ltd.	3,007	58,052
OPC Energy Ltd.(1)	1,617	51,048
Orion Retail Properties Ltd.(1)	691	585
Partner Communications Co. Ltd.	15,524	189,945
Paz Retail & Energy Ltd.	586	143,975
Perion Network Ltd.(1)	533	4,418
Phoenix Financial Ltd.	10,938	559,240
Qualitau Ltd.	214	46,570
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	494	63,507
Retailors Ltd.	194	2,140
RP Optical Lab Ltd.(1)	2,121	23,264
Scope Metals Group Ltd.	181	11,798
Shikun & Binui Ltd.(1)	1	4
Shikun & Binui Soltec Renewable Energy(1)	19,153	19,027
Shufersal Ltd.	8,991	126,066
SimilarWeb Ltd.(1)	2,158	5,589
Strauss Group Ltd.	2,852	125,785
Summit Real Estate Holdings Ltd.	2,634	47,646
Tamar Petroleum Ltd.	2,297	23,997
Tel Aviv Stock Exchange Ltd.	5,076	247,578
Tera Light Ltd.(1)	69	362
Teva Pharmaceutical Industries Ltd., ADR(1)	22,512	762,256
88

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Tower Semiconductor Ltd.(1)	1,869	$236,860
Wix.com Ltd.(1)	439	30,932
YD More Investments Ltd.	2,156	27,395
ZIM Integrated Shipping Services Ltd.	9,515	274,317
		11,468,312
Italy — 2.7%
A2A SpA	166,381	485,367
ACEA SpA	6,844	212,213
Amplifon SpA	1,006	15,603
Arnoldo Mondadori Editore SpA	10,118	24,658
Avio SpA	2,460	103,210
Azimut Holding SpA	13,405	552,433
Banca Generali SpA	6,023	388,236
Banca IFIS SpA	3,374	97,857
Banca Mediolanum SpA	20,909	448,468
Banca Monte dei Paschi di Siena SpA(2)	44,370	433,006
Banca Popolare di Sondrio SpA	8,612	174,067
Banco BPM SpA	25,745	379,228
Banco di Desio e della Brianza SpA	3,580	38,493
BFF Bank SpA(1)(2)	11,658	51,904
BPER Banca SpA	33,338	469,530
Brembo NV	15,053	178,441
Brunello Cucinelli SpA(2)	1,093	105,764
Buzzi SpA	1,417	81,695
Cementir Holding NV	699	13,156
CIR SpA-Compagnie Industriali(1)	36,559	31,274
Credito Emiliano SpA	7,088	130,259
d'Amico International Shipping SA	7,970	73,234
Danieli & C Officine Meccaniche SpA(2)	1,352	107,934
Danieli & C Officine Meccaniche SpA, Preference Shares	4,813	267,759
Davide Campari-Milano NV	2,453	18,478
De' Longhi SpA	2,128	97,564
Digital Value SpA(2)	81	2,752
doValue SpA(1)	805	2,340
El.En. SpA(2)	1,494	24,937
Enav SpA	4,093	26,655
Enel SpA	158,420	1,904,992
Eni SpA, ADR(2)	41,092	1,928,858
ERG SpA(2)	6,232	183,631
Esprinet SpA	5,004	35,763
Ferrari NV	1,072	405,025
Ferretti SpA(2)	16,229	74,158
Fiera Milano SpA	2,481	24,563
Fila SpA(2)	4,458	49,677
Fincantieri SpA(1)(2)	12,003	203,288
Fine Foods & Pharmaceuticals NTM	1,488	20,267
FinecoBank Banca Fineco SpA	48,644	1,144,792
Generali	5,487	233,642
Hera SpA	94,255	492,141
Infrastrutture Wireless Italiane SpA(2)	943	10,006
Intercos SpA	3,851	56,188
Intesa Sanpaolo SpA	336,748	2,310,613
Iren SpA	45,547	152,661
89

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Italgas SpA	23,497	$302,820
Iveco Group NV(2)	12,972	293,850
Leonardo SpA	4,135	278,579
Maire SpA	16,051	290,508
MARR SpA(2)	1,757	19,599
Mediobanca Banca di Credito Finanziario SpA	8,044	174,289
Moncler SpA	6,738	464,809
NewPrinces SpA(1)	1,192	29,737
Nexi SpA(2)	13,621	55,636
Orsero SpA	1,062	24,545
OVS SpA	21,508	125,837
Piaggio & C SpA(2)	5,336	11,394
Poste Italiane SpA	21,720	581,878
Prysmian SpA	9,274	1,117,062
RAI Way SpA	6,420	46,753
Recordati Industria Chimica e Farmaceutica SpA	2,805	160,261
Reply SpA	416	44,507
Safilo Group SpA(1)	32,002	71,093
Saipem SpA(2)	149,083	626,831
Salvatore Ferragamo SpA(1)(2)	7,967	63,287
Sesa SpA(2)	544	49,476
Snam SpA	48,136	373,766
Sogefi SpA	5,517	19,966
Stellantis NV	20,661	167,640
Tamburi Investment Partners SpA(2)	2,033	22,813
Technogym SpA	14,344	314,560
Telecom Italia SpA(1)	49,767	37,343
Telecom Italia SpA, Preference Shares(1)	37,591	32,868
Tenaris SA, ADR	2,231	121,366
Terna - Rete Elettrica Nazionale	88,717	1,067,558
TREVI - Finanziaria Industriale SpA(1)	35,154	33,313
UniCredit SpA	24,661	2,099,819
Unipol Assicurazioni SpA	5,271	131,135
Webuild SpA(2)	33,093	128,719
Wiit SpA(2)	882	27,704
		23,678,101
Japan — 22.5%
& ST HD Co. Ltd.(2)	2,100	40,275
77 Bank Ltd.	5,000	314,266
A&D HOLON Holdings Co. Ltd.(2)	3,400	61,364
ABC-Mart, Inc.(2)	2,000	33,618
Acom Co. Ltd.	12,500	40,989
AD Works Group Co. Ltd.(2)	6,300	18,747
ADEKA Corp.(2)	4,500	138,093
Ad-sol Nissin Corp.	1,800	20,749
Advantest Corp.	17,200	2,978,514
Adventure, Inc.	200	2,439
Aeon Co. Ltd.(2)	64,030	911,557
Aeon Fantasy Co. Ltd.	900	15,113
AEON Financial Service Co. Ltd.(2)	12,000	135,546
AGC, Inc.	15,600	691,876
Aica Kogyo Co. Ltd.	2,200	55,979
Aichi Financial Group, Inc.	3,466	146,250
90

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Aichi Steel Corp.	3,600	$80,647
Aida Engineering Ltd.	2,900	22,073
Aiful Corp.	35,900	118,900
AIMECHATEC Ltd.	400	46,609
Ain Holdings, Inc.	1,000	39,304
Air Water, Inc.	9,700	134,691
Airport Facilities Co. Ltd.(2)	2,800	18,810
Aisan Industry Co. Ltd.	2,700	39,632
Aisin Corp.	33,900	601,743
Ajinomoto Co., Inc.(2)	7,200	229,004
Akatsuki, Inc.	100	1,970
Akita Bank Ltd.	1,600	57,409
Alconix Corp.(2)	3,600	76,069
Alfresa Holdings Corp.	17,300	297,346
Allied Telesis Holdings KK	10,600	20,111
Alpen Co. Ltd.(2)	400	5,693
Alps Alpine Co. Ltd.	16,900	253,005
ALSOK Co. Ltd.	8,500	69,832
Altech Corp.	300	5,077
Amada Co. Ltd.	22,800	379,079
Amano Corp.	1,300	34,063
Amvis Holdings, Inc.	5,400	18,034
ANA Holdings, Inc.	6,900	150,453
Anest Iwata Corp.	1,900	21,334
Anicom Holdings, Inc.	4,100	32,318
Anritsu Corp.	4,300	82,776
Anycolor, Inc.	1,600	39,630
AOKI Holdings, Inc.	2,600	30,135
Aoyama Trading Co. Ltd.	3,600	60,674
Aozora Bank Ltd.(2)	6,800	122,894
Appier Group, Inc.	1,900	10,048
Arata Corp.	1,100	21,687
ARCLANDS Corp.(2)	5,322	66,720
Arcs Co. Ltd.(2)	4,100	102,389
ARE Holdings, Inc.	10,900	317,231
Arealink Co. Ltd.	2,600	21,326
Argo Graphics, Inc.	4,900	50,277
Arisawa Manufacturing Co. Ltd.	3,600	60,913
Artience Co. Ltd.	3,700	104,212
As One Corp.	1,900	27,712
Asahi Co. Ltd.	300	2,520
Asahi Diamond Industrial Co. Ltd.(2)	4,400	46,342
Asahi Group Holdings Ltd.	4,800	52,261
Asahi Intecc Co. Ltd.	7,200	155,189
Asahi Kasei Corp.	78,600	926,335
Asahi Kogyosha Co. Ltd.	1,900	57,977
Asahi Yukizai Corp.(2)	500	16,239
Asanuma Corp.	7,800	57,355
Asia Pile Holdings Corp.(2)	4,900	49,538
Asics Corp.	16,200	496,461
ASKA Pharmaceutical Holdings Co. Ltd.	500	7,978
ASKUL Corp.	1,100	9,171
Astellas Pharma, Inc.	93,600	1,557,645
91

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Astena Holdings Co. Ltd.	1,500	$4,896
Aucnet, Inc.	2,000	31,271
Autobacs Seven Co. Ltd.	5,600	63,764
Avant Group Corp.	3,500	31,915
Awa Bank Ltd.	2,800	107,178
Axial Retailing, Inc.	5,100	42,592
Azbil Corp.(2)	8,600	79,871
AZ-COM MARUWA Holdings, Inc.(2)	3,300	20,902
Bandai Namco Holdings, Inc.	10,300	279,253
Bando Chemical Industries Ltd.	2,300	35,146
Bank of Iwate Ltd.	1,500	68,083
Bank of Nagoya Ltd.	3,400	128,697
Bank of Saga Ltd.	1,600	53,010
Bank of the Ryukyus Ltd.(2)	4,800	75,230
Base Co. Ltd.	300	6,428
BayCurrent, Inc.(2)	2,800	81,305
Belc Co. Ltd.(2)	800	41,306
Belluna Co. Ltd.	800	5,065
Bic Camera, Inc.(2)	8,300	96,140
BIPROGY, Inc.	3,300	100,202
Blue Zones Holdings Co. Ltd.	2,000	123,325
BML, Inc.	1,700	47,393
Bridgestone Corp.	40,200	970,431
Brother Industries Ltd.	19,900	411,055
Buffalo, Inc.	700	23,629
Business Engineering Corp.	2,800	25,375
C Uyemura & Co. Ltd.	700	97,001
Calbee, Inc.	1,300	25,715
Canon Marketing Japan, Inc.	2,400	107,511
Canon, Inc.(2)	14,900	450,305
Capcom Co. Ltd.	3,600	81,757
Carlit Co. Ltd.(2)	3,100	60,085
Cawachi Ltd.	1,400	29,690
CCI Group, Inc.(2)	20,000	134,748
Celsys, Inc.(2)	900	7,767
Central Automotive Products Ltd.	3,800	55,201
Central Glass Co. Ltd.	2,500	70,591
Central Japan Railway Co.	35,900	1,059,611
Charm Care Corp. KK	2,500	23,339
Chiba Bank Ltd.	26,200	389,694
Chiba Kogyo Bank Ltd.(2)	3,100	48,619
Chiyoda Corp.(1)	18,700	158,250
Chori Co. Ltd.	1,000	29,793
Chubu Electric Power Co., Inc.	25,100	423,914
Chubu Shiryo Co. Ltd.	400	5,087
Chubu Steel Plate Co. Ltd.(2)	1,400	21,387
Chudenko Corp.	1,100	36,166
Chugai Pharmaceutical Co. Ltd.	11,100	748,476
Chugai Ro Co. Ltd.	700	23,141
Chugin Financial Group, Inc.	10,000	205,206
Chugoku Electric Power Co., Inc.(2)	25,300	176,244
Chugoku Marine Paints Ltd.	1,300	39,069
Chuo Spring Co. Ltd.(2)	1,000	21,667
92

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Citizen Watch Co. Ltd.	20,600	$252,090
CKD Corp.	5,900	208,811
CMK Corp.	4,300	17,232
Coca-Cola Bottlers Japan Holdings, Inc.	8,500	224,711
Colowide Co. Ltd.(2)	1,200	14,422
Computer Engineering & Consulting Ltd.	1,900	24,278
Comture Corp.	1,600	15,356
Cosmo Energy Holdings Co. Ltd.	9,500	293,584
Cosmos Pharmaceutical Corp.	1,000	44,415
Cover Corp.(1)(2)	1,100	12,275
Create Restaurants Holdings, Inc.(2)	4,800	22,650
Create SD Holdings Co. Ltd.	1,300	28,294
Credit Saison Co. Ltd.(2)	11,200	341,023
Creek & River Co. Ltd.	500	4,758
Cresco Ltd.	1,700	16,732
CTI Engineering Co. Ltd.	1,600	35,746
Curves Holdings Co. Ltd.	3,800	19,891
CyberAgent, Inc.	7,700	67,893
Cybozu, Inc.(2)	700	10,041
Dai Nippon Printing Co. Ltd.	10,900	226,526
Daicel Corp.	23,700	248,786
Dai-Dan Co. Ltd.(2)	6,300	147,419
Daido Metal Co. Ltd.(2)	3,200	25,098
Daido Steel Co. Ltd.(2)	16,400	249,948
Daiei Kankyo Co. Ltd.	1,500	37,139
Daifuku Co. Ltd.(2)	9,900	408,647
Daihatsu Infinearth Mfg Co. Ltd.	1,400	22,979
Daihen Corp.	1,000	93,019
Daiichi Jitsugyo Co. Ltd.	1,500	34,283
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.(2)	1,900	34,159
Dai-ichi Life Holdings, Inc.	133,700	1,371,942
Daiichi Sankyo Co. Ltd.	17,400	342,693
Daiichikosho Co. Ltd.	3,200	35,598
Daiki Aluminium Industry Co. Ltd.	2,700	25,760
Daikin Industries Ltd.	3,300	419,281
Daikoku Denki Co. Ltd.	600	10,325
Daikokutenbussan Co. Ltd.(2)	600	21,367
Daikyonishikawa Corp.	5,100	30,804
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	1,200	38,747
Daio Paper Corp.	10,600	79,559
Daiseki Co. Ltd.(2)	1,560	39,566
Daishi Hokuetsu Financial Group, Inc.	18,200	237,429
Daishinku Corp.	1,400	6,156
Daisue Construction Co. Ltd.	1,200	34,215
Daito Pharmaceutical Co. Ltd.	2,740	25,788
Daito Trust Construction Co. Ltd.(2)	8,000	184,222
Daitron Co. Ltd.	1,600	30,823
Daiwa House Industry Co. Ltd.	10,000	360,865
Daiwa Securities Group, Inc.	54,400	571,706
Daiwabo Holdings Co. Ltd.	4,900	100,253
DCM Holdings Co. Ltd.(2)	6,400	69,825
DeNA Co. Ltd.(2)	7,000	119,165
Denka Co. Ltd.(2)	10,400	244,831
93

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Denso Corp.	35,600	$510,786
Dentsu Group, Inc.	6,800	128,322
Dentsu Soken, Inc.	1,200	15,167
Denyo Co. Ltd.	1,200	29,948
Dexerials Corp.	11,400	188,030
DIC Corp.	8,400	238,363
Digital Arts, Inc.	300	10,815
Dip Corp.(2)	1,600	20,731
Disco Corp.	1,400	673,128
DKS Co. Ltd.	900	71,178
DMG Mori Co. Ltd.	3,600	71,289
Doshisha Co. Ltd.	2,700	64,173
Doutor Nichires Holdings Co. Ltd.(2)	1,400	26,863
Dowa Holdings Co. Ltd.	3,800	280,683
DTS Corp.	7,500	54,835
Duskin Co. Ltd.	800	22,136
DyDo Group Holdings, Inc.(2)	1,300	21,646
Eagle Industry Co. Ltd.(2)	2,400	52,570
East Japan Railway Co.	45,500	1,123,872
Ebara Corp.(2)	16,200	568,999
EDION Corp.	7,200	103,470
Ehime Bank Ltd.	4,000	48,396
Eisai Co. Ltd.(2)	1,400	47,133
Eizo Corp.(2)	1,200	17,679
Elecom Co. Ltd.	2,100	24,091
Electric Power Development Co. Ltd.(2)	14,300	341,517
Endo Lighting Corp.	1,200	22,890
ENEOS Holdings, Inc.	170,000	1,621,910
Enplas Corp.	700	63,606
eRex Co. Ltd.	3,700	17,439
ESPEC Corp.	2,100	51,897
Eternal Hospitality Group Co. Ltd.	900	21,431
Exedy Corp.	2,600	102,991
EXEO Group, Inc.	15,300	293,176
FANUC Corp.	12,200	552,417
Fast Retailing Co. Ltd.	3,300	1,446,927
FCC Co. Ltd.	4,800	118,493
Ferrotec Corp.(2)	3,000	121,749
FFRI Security, Inc.(2)	400	21,011
FIDEA Holdings Co. Ltd.	1,400	19,613
Financial Partners Group Co. Ltd.	3,600	48,186
Fintech Global, Inc.	21,100	20,918
First Bank of Toyama Ltd.(2)	5,600	97,464
Fixstars Corp.(2)	800	7,928
Food & Life Cos. Ltd.	4,200	271,047
Foster Electric Co. Ltd.(2)	1,700	33,998
FP Corp.	3,800	68,674
France Bed Holdings Co. Ltd.	200	1,752
Fudo Tetra Corp.	1,500	38,220
Fuji Co. Ltd.(2)	1,600	21,505
Fuji Corp. /Aichi(2)	2,900	112,750
Fuji Electric Co. Ltd.	3,900	345,676
Fuji Kyuko Co. Ltd.	1,600	24,525
94

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Fuji Media Holdings, Inc.	1,600	$36,730
Fuji Pharma Co. Ltd.(2)	1,900	29,218
Fuji Seal International, Inc.	2,500	46,064
Fujibo Holdings, Inc.	1,100	77,064
Fujicco Co. Ltd.	200	2,108
FUJIFILM Holdings Corp.	9,800	201,527
Fujikura Composites, Inc.	2,300	39,966
Fujikura Ltd.	4,800	819,612
Fujimi, Inc.	5,100	107,412
Fujita Kanko, Inc.	3,900	58,755
Fujitsu Ltd.	34,500	769,105
Fujiya Co. Ltd.	300	4,847
Fukuda Corp.	700	35,224
Fukuda Denshi Co. Ltd.	1,500	96,506
Fukui Bank Ltd.(2)	2,300	51,910
Fukui Computer Holdings, Inc.	500	11,006
Fukuoka Financial Group, Inc.	10,600	463,648
Fukuyama Transporting Co. Ltd.	1,000	35,876
FULLCAST Holdings Co. Ltd.	700	7,569
Funai Soken Holdings, Inc.	3,800	28,179
Furukawa Co. Ltd.	1,900	70,850
Furukawa Electric Co. Ltd.	4,400	788,350
Furuno Electric Co. Ltd.(2)	2,100	106,424
Furuya Metal Co. Ltd.	2,500	122,350
Furyu Corp.	700	5,636
Fuso Chemical Co. Ltd.(2)	2,400	146,991
Futaba Industrial Co. Ltd.	4,100	30,720
Future Corp.	2,200	25,628
Fuyo General Lease Co. Ltd.	3,900	115,917
G-7 Holdings, Inc.	2,300	22,260
GA Technologies Co. Ltd.	1,800	19,361
Gakken Holdings Co. Ltd.	1,500	10,248
Galilei Co. Ltd.	400	10,013
Genki Global Dining Concepts Corp.	1,200	23,119
Genky DrugStores Co. Ltd.	1,300	37,379
Geo Holdings Corp.	1,900	21,842
Gift Holdings, Inc.	1,000	26,930
Giken Ltd.	2,000	31,531
GLOBERIDE, Inc.	400	6,057
Glory Ltd.	4,100	109,125
GLtechno Holdings, Inc.	900	23,277
GMO Financial Holdings, Inc.	1,200	7,328
GMO internet group, Inc.	2,400	46,099
GMO Payment Gateway, Inc.	3,000	155,575
Godo Steel Ltd.(2)	700	18,180
Goldcrest Co. Ltd.	500	10,691
Goldwin, Inc.	1,800	28,386
GS Yuasa Corp.	7,700	273,509
GSI Creos Corp.	1,300	23,287
G-Tekt Corp.	900	11,892
Gunma Bank Ltd.	25,000	361,396
Gunze Ltd.	1,700	51,598
H.U. Group Holdings, Inc.	3,300	70,979
95

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
H2O Retailing Corp.	7,200	$112,720
Hachijuni Nagano Bank Ltd.	23,300	309,553
Hagiwara Electric Holdings Co. Ltd.	1,500	38,195
Hakuhodo DY Holdings, Inc.	13,500	101,234
Hakuto Co. Ltd.(2)	900	25,511
Halows Co. Ltd.	600	18,860
Hamakyorex Co. Ltd.	6,700	84,118
Hankyu Hanshin Holdings, Inc.(2)	3,500	102,137
Hanwa Co. Ltd.	1,800	103,253
Happinet Corp.(2)	2,200	44,787
Haseko Corp.	5,200	113,605
Hazama Ando Corp.	9,000	123,259
Heiwa Corp.(2)	2,000	25,853
Heiwado Co. Ltd.(2)	2,000	38,538
Hibiya Engineering Ltd.	700	29,304
Hiday Hidaka Corp.(2)	1,000	20,168
Hikari Tsushin, Inc.(2)	200	56,543
HI-LEX Corp.	1,200	30,685
Hioki EE Corp.	1,000	49,614
Hirata Corp.	3,500	68,294
Hirogin Holdings, Inc.	19,100	236,211
Hirose Electric Co. Ltd.(2)	900	134,044
HIS Co. Ltd.	3,300	27,030
Hitachi Construction Machinery Co. Ltd.(2)	7,600	341,460
Hitachi Ltd.	69,300	2,268,694
Hochiki Corp.(2)	1,500	61,647
Hodogaya Chemical Co. Ltd.	1,500	22,948
Hokkaido Electric Power Co., Inc.(2)	11,100	87,476
Hokkaido Gas Co. Ltd.	3,600	21,089
Hokko Chemical Industry Co. Ltd.	2,000	24,034
Hokuetsu Corp.(2)	3,800	25,185
Hokuhoku Financial Group, Inc.	8,700	347,511
Hokuriku Electric Power Co.	14,300	101,322
Hokuto Corp.	2,300	29,628
Honda Motor Co. Ltd., ADR(2)	26,556	800,929
H-One Co. Ltd.	2,300	21,804
Horiba Ltd.	3,100	416,341
Hoshizaki Corp.	600	21,085
Hosiden Corp.	5,300	99,599
House Foods Group, Inc.	3,000	59,326
Hoya Corp.	4,484	809,935
HS Holdings Co. Ltd.	200	1,668
Hulic Co. Ltd.	3,900	51,684
Hyakugo Bank Ltd.	18,200	197,645
Hyakujushi Bank Ltd.	2,300	143,471
Ibiden Co. Ltd.	6,200	377,016
Icom, Inc.	200	4,083
Idec Corp.	1,900	40,173
Idemitsu Kosan Co. Ltd.	28,000	267,718
IHI Corp.	43,700	1,195,528
Iida Group Holdings Co. Ltd.	5,200	92,403
Iino Kaiun Kaisha Ltd.(2)	9,500	101,148
IMV Corp.	1,000	26,094
96

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Inaba Denki Sangyo Co. Ltd.	10,000	$183,850
Inabata & Co. Ltd.	3,800	106,002
Infomart Corp.(2)	14,300	36,988
INFRONEER Holdings, Inc.	22,584	377,999
Innotech Corp.	1,800	33,565
Inpex Corp.	40,600	991,156
Insource Co. Ltd.	1,600	7,446
Intage Holdings, Inc.	200	2,182
Integral Corp.	800	16,761
Internet Initiative Japan, Inc.	3,900	56,857
Inui Global Logistics Co. Ltd.	1,900	20,042
IR Japan Holdings Ltd.	100	524
Iriso Electronics Co. Ltd.	2,100	51,537
Iseki & Co. Ltd.(2)	1,800	24,553
Isetan Mitsukoshi Holdings Ltd.(2)	13,500	265,007
Ishihara Sangyo Kaisha Ltd.	3,700	92,634
Istyle, Inc.(2)	6,100	18,923
Isuzu Motors Ltd.(2)	38,000	708,242
Ito En Ltd.	4,500	87,576
ITOCHU Corp.	62,200	900,583
Itochu Enex Co. Ltd.	3,700	49,429
Itochu-Shokuhin Co. Ltd.	400	33,599
Itoham Yonekyu Holdings, Inc.	1,820	75,174
Itoki Corp.	3,300	76,028
IwaiCosmo Holdings, Inc.	2,700	68,016
Iwatani Corp.	17,500	230,680
Iyogin Holdings, Inc.	10,400	225,410
Izumi Co. Ltd.(2)	6,600	43,879
J Front Retailing Co. Ltd.(2)	12,900	212,621
J Trust Co. Ltd.	10,500	36,200
JAC Recruitment Co. Ltd.	3,900	22,384
Jaccs Co. Ltd.	1,700	48,163
JAFCO Group Co. Ltd.(2)	2,100	33,288
Japan Airlines Co. Ltd.	6,500	134,301
Japan Airport Terminal Co. Ltd.	3,500	119,380
Japan Aviation Electronics Industry Ltd.	4,000	69,017
Japan Business Systems, Inc.	2,300	24,384
Japan Electronic Materials Corp.	1,800	92,220
Japan Elevator Service Holdings Co. Ltd.	3,600	37,412
Japan Exchange Group, Inc.	30,400	413,712
Japan Lifeline Co. Ltd.	4,600	47,035
Japan Material Co. Ltd.	6,100	84,700
Japan Petroleum Exploration Co. Ltd.	15,100	231,143
Japan Post Bank Co. Ltd.	46,100	902,502
Japan Post Holdings Co. Ltd.	47,600	619,878
Japan Post Insurance Co. Ltd.	8,700	283,976
Japan Pulp & Paper Co. Ltd.	10,500	77,641
Japan Steel Works Ltd.(2)	600	38,995
Japan Wool Textile Co. Ltd.	3,400	45,587
JBCC Holdings, Inc.	2,100	18,185
JCU Corp.	1,800	80,162
JDC Corp.	200	896
Jeol Ltd.(2)	4,100	180,237
97

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
JFE Holdings, Inc.(2)	45,200	$636,285
JINS Holdings, Inc.(2)	600	20,397
JM Holdings Co. Ltd.	3,500	38,792
J-Oil Mills, Inc.	1,500	20,140
Joshin Denki Co. Ltd.	3,100	56,468
Joyful Honda Co. Ltd.	2,100	29,666
JP-Holdings, Inc.	5,600	28,142
JSB Co. Ltd.	400	8,967
JSP Corp.	2,600	48,531
JTEKT Corp.	23,800	326,657
Juki Corp.	1,000	4,924
Juroku Financial Group, Inc.	2,700	177,689
Justsystems Corp.	600	15,081
JVCKenwood Corp.	9,700	80,552
JX Advanced Metals Corp.	22,800	605,096
Kaga Electronics Co. Ltd.	4,000	111,482
Kajima Corp.	4,200	192,068
Kakaku.com, Inc.	5,000	55,125
Kamei Corp.	2,600	56,497
Kamigumi Co. Ltd.	2,800	104,276
Kanadevia Corp.	16,300	113,351
Kanamoto Co. Ltd.	3,900	108,708
Kandenko Co. Ltd.	6,300	281,482
Kaneka Corp.	2,500	84,501
Kanematsu Corp.	18,600	292,395
Kanro, Inc.	1,600	14,588
Kansai Electric Power Co., Inc.	16,800	303,438
Kansai Paint Co. Ltd.(2)	9,000	159,254
Kanto Denka Kogyo Co. Ltd.	4,700	53,027
Kao Corp.	4,000	170,806
Kato Sangyo Co. Ltd.	1,200	52,543
Kawada Technologies, Inc.	1,200	42,383
Kawasaki Heavy Industries Ltd.	8,400	976,737
Kawasaki Kisen Kaisha Ltd.(2)	10,000	160,768
KDDI Corp.(2)	59,100	1,015,191
KeePer Technical Laboratory Co. Ltd.	300	7,014
Keihan Holdings Co. Ltd.	4,500	99,847
Keihanshin Building Co. Ltd.	1,900	26,436
Keikyu Corp.	12,400	124,208
Keio Corp.	5,500	147,713
Keisei Electric Railway Co. Ltd.(2)	5,200	45,150
KEIWA, Inc.	400	3,512
Keiyo Bank Ltd.	8,500	122,278
Kewpie Corp.	1,900	54,517
Keyence Corp.	1,600	674,322
KH Neochem Co. Ltd.	1,200	23,915
Kikkoman Corp.(2)	21,800	209,625
Kinden Corp.	4,800	260,249
Kintetsu Group Holdings Co. Ltd.(2)	18,200	385,208
Kioxia Holdings Corp.(1)	5,500	743,294
Kirin Holdings Co. Ltd.	27,900	484,280
Kissei Pharmaceutical Co. Ltd.	400	12,847
Kita-Nippon Bank Ltd.	700	23,713
98

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Kitanotatsujin Corp.(2)	200	$174
Kitz Corp.	6,400	88,249
Kiyo Bank Ltd.	5,600	153,275
Koa Corp.	2,100	26,703
Koatsu Gas Kogyo Co. Ltd.	200	1,461
Kobe Bussan Co. Ltd.	1,200	28,554
Kobe Steel Ltd.(2)	35,100	510,772
Kodensha Co. Ltd.	600	26,446
Kohnan Shoji Co. Ltd.(2)	1,100	30,505
Koito Manufacturing Co. Ltd.	14,900	268,592
Kojima Co. Ltd.	1,100	9,322
Kokusai Electric Corp.	5,700	233,916
Kokuyo Co. Ltd.	2,000	11,800
Komatsu Ltd.	30,100	1,444,811
Komeri Co. Ltd.	2,600	60,992
Komori Corp.	4,500	52,377
Konami Group Corp.	1,100	146,787
Konica Minolta, Inc.	45,100	172,084
Konishi Co. Ltd.	3,500	31,003
Konoike Transport Co. Ltd.	2,300	51,485
Kosaido Holdings Co. Ltd.	7,900	24,994
Koshidaka Holdings Co. Ltd.(2)	4,000	29,955
Kotobuki Spirits Co. Ltd.	3,300	42,023
KPP Group Holdings Co. Ltd.	5,700	34,087
Krosaki Harima Corp.	1,100	29,580
KRS Corp.(2)	900	18,807
K's Holdings Corp.	13,200	144,609
Kubota Corp.	42,000	853,742
Kumiai Chemical Industry Co. Ltd.(2)	3,700	17,396
Kurabo Industries Ltd.(2)	800	51,439
Kuraray Co. Ltd.	10,800	127,815
Kureha Corp.	2,900	90,936
Kurita Water Industries Ltd.	7,400	411,335
Kusuri No. Aoki Holdings Co. Ltd.(2)	2,100	54,542
KYB Corp.	3,300	111,524
Kyocera Corp.	29,300	517,486
Kyodo Printing Co. Ltd.	1,900	21,383
Kyoei Steel Ltd.	1,500	25,484
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,800	62,748
Kyokuto Securities Co. Ltd.	2,000	24,302
Kyokuyo Co. Ltd.	900	31,327
Kyorin Pharmaceutical Co. Ltd.	2,900	32,086
Kyoto Financial Group, Inc.	10,900	269,972
Kyowa Kirin Co. Ltd.	4,200	78,070
Kyushu Electric Power Co., Inc.	25,400	327,388
Kyushu Financial Group, Inc.	23,600	201,676
Kyushu Railway Co.	6,800	172,747
Lasertec Corp.(2)	3,700	797,731
LEC, Inc.	400	3,098
Leopalace21 Corp.	9,300	44,296
Life Corp.	3,200	55,630
Lifedrink Co., Inc.(2)	2,400	18,769
Lintec Corp.	4,800	167,490
99

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Lion Corp.	2,400	$28,222
LITALICO, Inc.	500	4,308
Lixil Corp.	12,100	142,172
LY Corp.(2)	25,100	62,041
M&A Capital Partners Co. Ltd.	1,100	26,302
M3, Inc.(2)	3,100	33,940
Mabuchi Motor Co. Ltd.	15,100	177,717
Macnica Holdings, Inc.(2)	15,100	266,871
Maeda Kosen Co. Ltd.	1,700	23,292
Makino Milling Machine Co. Ltd.	600	44,657
Makita Corp.	5,100	197,337
Mani, Inc.(2)	200	2,149
MarkLines Co. Ltd.	400	4,374
Mars Group Holdings Corp.	1,200	24,308
Marubeni Corp.	15,900	608,457
Marubun Corp.	2,700	22,000
Maruchiyo Yamaokaya Corp.(2)	900	23,013
Marudai Food Co. Ltd.(2)	1,600	24,598
Maruha Nichiro Corp.	14,900	151,254
Marui Group Co. Ltd.	6,700	136,248
Maruichi Steel Tube Ltd.	11,500	119,651
Marumae Co. Ltd.	900	20,502
Marusan Securities Co. Ltd.	4,500	32,194
Maruwa Co. Ltd.	200	78,250
Maruzen Showa Unyu Co. Ltd.	1,300	76,308
Matsuda Sangyo Co. Ltd.(2)	1,200	67,316
Matsui Securities Co. Ltd.	9,000	55,055
MatsukiyoCocokara & Co.	8,300	137,270
Matsuyafoods Holdings Co. Ltd.(2)	500	19,305
Maxell Ltd.	4,600	67,361
Mazda Motor Corp.(2)	42,400	375,458
McDonald's Holdings Co. Japan Ltd.(2)	3,200	152,259
MCJ Co. Ltd.	7,500	110,001
Mebuki Financial Group, Inc.	47,400	406,555
Media Do Co. Ltd.	200	2,117
Medipal Holdings Corp.	14,600	286,110
Megachips Corp.	800	46,716
Megmilk Snow Brand Co. Ltd.(2)	2,600	58,320
Meidensha Corp.	2,200	109,639
MEIJI Holdings Co. Ltd.(2)	10,300	265,722
Meiko Electronics Co. Ltd.	1,700	238,290
MEITEC Group Holdings, Inc.	5,800	127,754
Menicon Co. Ltd.(2)	7,200	87,867
Mercari, Inc.(1)	10,200	241,393
METAWATER Co. Ltd.	2,800	75,338
Micronics Japan Co. Ltd.	2,800	217,283
MIMAKI ENGINEERING Co. Ltd.	1,500	17,851
Minebea Mitsumi, Inc.	18,300	392,346
Mirait One Corp.	9,100	236,477
Mirarth Holdings, Inc.	7,600	20,593
Miroku Jyoho Service Co. Ltd.	200	2,308
MISUMI Group, Inc.	15,400	310,058
Mito Securities Co. Ltd.	5,000	21,854
100

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Mitsuba Corp.(2)	3,300	$30,900
Mitsubishi Chemical Group Corp.	76,700	569,170
Mitsubishi Corp.	20,900	705,282
Mitsubishi Electric Corp.	25,200	959,188
Mitsubishi Estate Co. Ltd.	13,500	455,264
Mitsubishi Gas Chemical Co., Inc.	7,900	220,647
Mitsubishi HC Capital, Inc.	62,530	606,027
Mitsubishi Heavy Industries Ltd.	82,400	2,626,738
Mitsubishi Kakoki Kaisha Ltd.	1,900	46,209
Mitsubishi Materials Corp.	13,700	525,695
Mitsubishi Motors Corp.	20,900	57,281
Mitsubishi Research Institute, Inc.	400	12,886
Mitsubishi Steel Manufacturing Co. Ltd.	1,600	21,733
Mitsubishi UFJ Financial Group, Inc., ADR(2)	174,173	3,246,585
Mitsuboshi Belting Ltd.	1,500	41,257
Mitsui & Co. Ltd.	23,500	881,008
Mitsui Chemicals, Inc.	32,100	488,748
Mitsui DM Sugar Co. Ltd.	1,000	22,724
Mitsui E&S Co. Ltd.(2)	6,200	310,765
Mitsui Fudosan Co. Ltd.	95,200	1,283,279
Mitsui High-Tec, Inc.(2)	5,200	29,069
Mitsui Kinzoku Co. Ltd.	4,100	963,443
Mitsui Matsushima Holdings Co. Ltd.(2)	2,500	24,152
Mitsui OSK Lines Ltd.(2)	9,700	359,915
Mitsui-Soko Holdings Co. Ltd.(2)	3,000	71,810
Mitsuuroko Group Holdings Co. Ltd.	1,800	27,037
Miura Co. Ltd.	8,200	168,958
MIXI, Inc.	300	5,154
Miyaji Engineering Group, Inc.(2)	2,000	24,827
Miyazaki Bank Ltd.	1,500	93,234
Mizuho Financial Group, Inc., ADR(2)	302,559	2,683,698
Mizuho Leasing Co. Ltd.	11,000	107,619
Mochida Pharmaceutical Co. Ltd.	1,000	25,387
Modec, Inc.	3,300	283,647
Monex Group, Inc.	5,200	24,863
Monogatari Corp.	1,900	60,895
MonotaRO Co. Ltd.(2)	4,400	58,498
Morinaga & Co. Ltd.	3,400	62,943
Morinaga Milk Industry Co. Ltd.	7,300	232,083
Moriroku Co. Ltd.	400	6,815
Morita Holdings Corp.	3,100	59,307
Moriya Transportation Engineering & Manufacturing Co. Ltd.	600	24,246
MOS Food Services, Inc.	1,700	46,545
MrMax Holdings Ltd.	400	2,046
MS&AD Insurance Group Holdings, Inc.	52,000	1,449,053
MTG Co. Ltd.	600	22,024
m-up Holdings, Inc.	1,800	7,855
Murata Manufacturing Co. Ltd.	40,000	1,045,997
Musashi Seimitsu Industry Co. Ltd.	3,200	63,835
Musashino Bank Ltd.	2,800	116,707
Nachi-Fujikoshi Corp.	1,700	58,432
Nagano Keiki Co. Ltd.	2,400	47,852
Nagase & Co. Ltd.	5,000	158,349
101

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Nagoya Railroad Co. Ltd.(2)	14,500	$171,260
Namura Shipbuilding Co. Ltd.(2)	5,600	198,645
Nankai Electric Railway Co. Ltd.	7,600	151,656
Nanto Bank Ltd.	2,300	112,444
NEC Corp.	23,000	637,635
Neturen Co. Ltd.	2,200	21,211
Nexon Co. Ltd.	1,200	25,490
Nextage Co. Ltd.	4,300	105,669
NGK Insulators Ltd.	22,500	659,052
NH Foods Ltd.	5,900	270,506
NHK Spring Co. Ltd.	8,900	170,787
Nichias Corp.(2)	1,500	92,314
Nichicon Corp.	3,300	45,390
Nichiha Corp.	1,300	30,906
Nichirei Corp.	14,000	190,622
NIDEC Corp.	15,846	249,199
Nifco, Inc.	5,500	194,912
Nihon Dempa Kogyo Co. Ltd.(2)	3,700	31,472
Nihon Dengi Co. Ltd.(2)	1,400	109,190
Nihon Flush Co. Ltd.	400	2,199
Nihon Kohden Corp.	15,100	168,457
Nihon M&A Center Holdings, Inc.(2)	12,500	57,727
Nihon Nohyaku Co. Ltd.(2)	3,400	23,744
Nihon Parkerizing Co. Ltd.	4,700	48,126
Nikkiso Co. Ltd.	4,600	72,067
Nikon Corp.	7,200	91,845
Nintendo Co. Ltd.	5,200	294,109
Nippn Corp.	4,800	88,127
Nippon Avionics Co. Ltd.	800	37,988
Nippon Carbide Industries Co., Inc.	1,300	26,296
Nippon Carbon Co. Ltd.	1,100	35,533
Nippon Chemi-Con Corp.(1)	3,100	37,353
Nippon Coke & Engineering Co. Ltd.(1)	7,500	6,671
Nippon Denko Co. Ltd.	12,900	38,728
Nippon Densetsu Kogyo Co. Ltd.	2,100	70,904
Nippon Dry-Chemical Co. Ltd.	700	56,103
Nippon Electric Glass Co. Ltd.	5,600	246,059
NIPPON EXPRESS HOLDINGS, Inc.	17,000	419,043
Nippon Gas Co. Ltd.	4,000	80,073
Nippon Kayaku Co. Ltd.	9,400	120,630
Nippon Kodoshi Corp.	1,100	30,096
Nippon Light Metal Holdings Co. Ltd.	7,260	144,802
Nippon Paint Holdings Co. Ltd.(2)	2,500	18,516
Nippon Paper Industries Co. Ltd.	6,800	57,359
Nippon Parking Development Co. Ltd.	3,300	6,065
Nippon Rietec Co. Ltd.	1,500	30,873
Nippon Sanso Holdings Corp.(2)	1,100	42,201
Nippon Seiki Co. Ltd.	5,300	96,789
Nippon Sharyo Ltd.	900	24,485
Nippon Sheet Glass Co. Ltd.(1)	8,400	32,653
Nippon Shinyaku Co. Ltd.	6,500	214,571
Nippon Shokubai Co. Ltd.	9,400	153,110
Nippon Signal Co. Ltd.	5,300	61,068
102

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Nippon Soda Co. Ltd.	2,300	$61,612
Nippon Steel Corp.(2)	257,100	1,044,465
Nippon Television Holdings, Inc.	1,600	34,828
Nippon Thompson Co. Ltd.	5,900	40,481
Nippon Yakin Kogyo Co. Ltd.	1,700	57,710
Nippon Yusen KK(2)	10,200	350,230
Nipro Corp.	9,600	97,866
Nishikawa Rubber Co. Ltd.	1,200	34,859
Nishimatsu Construction Co. Ltd.	1,600	70,351
Nishi-Nippon Financial Holdings, Inc.	10,000	284,678
Nishi-Nippon Railroad Co. Ltd.	5,800	120,854
Nishio Holdings Co. Ltd.	2,500	74,355
Nissan Chemical Corp.(2)	6,200	282,013
Nissan Motor Co. Ltd.(1)(2)	163,400	450,159
Nissan Shatai Co. Ltd.	4,400	31,108
Nissei ASB Machine Co. Ltd.	500	29,599
Nissha Co. Ltd.	700	6,098
Nisshin Oillio Group Ltd.	1,100	42,986
Nisshin Seifun Group, Inc.	17,900	250,405
Nisshinbo Holdings, Inc.	17,600	197,319
Nissin Foods Holdings Co. Ltd.(2)	7,100	149,902
Nissui Corp.	26,200	260,064
Niterra Co. Ltd.	9,600	484,099
Nitori Holdings Co. Ltd.(2)	11,100	222,360
Nitta Corp.	1,500	45,484
Nittetsu Mining Co. Ltd.(2)	6,200	165,919
Nitto Boseki Co. Ltd.(2)	1,100	176,619
Nitto Denko Corp.	29,400	681,799
Nitto Kogyo Corp.	2,500	77,713
Nittoc Construction Co. Ltd.	2,500	23,405
Nittoku Co. Ltd.	1,700	29,094
Noevir Holdings Co. Ltd.	100	3,017
NOF Corp.	13,600	272,933
Nohmi Bosai Ltd.	800	23,040
Nojima Corp.	18,800	140,400
NOK Corp.	6,200	131,881
Nomura Co. Ltd.(2)	8,000	75,050
Nomura Micro Science Co. Ltd.(2)	3,500	78,853
Noritake Co. Ltd.	1,100	49,276
Noritsu Koki Co. Ltd.(2)	3,000	43,492
Noritz Corp.	3,300	51,396
North Pacific Bank Ltd.	24,900	174,594
NPR-RIKEN Corp.	2,400	70,018
NS Solutions Corp.(2)	2,000	51,537
NS United Kaiun Kaisha Ltd.	1,500	73,404
NSD Co. Ltd.	1,500	27,383
NSK Ltd.	25,600	230,304
NTN Corp.(2)	63,200	170,882
NTT, Inc.	485,500	474,981
Obayashi Corp.	13,000	367,002
Obic Co. Ltd.	500	13,466
Odakyu Electric Railway Co. Ltd.	7,400	85,038
Ogaki Kyoritsu Bank Ltd.(2)	3,500	152,906
103

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Ohsho Food Service Corp.(2)	1,200	$24,966
Oiles Corp.	1,700	29,200
Oisix ra daichi, Inc.	1,600	14,584
Oita Bank Ltd.	1,300	83,389
Oji Holdings Corp.	35,100	221,126
Okamoto Industries, Inc.	600	23,520
Okamoto Machine Tool Works Ltd.	200	6,321
Okamura Corp.	3,600	62,989
Okasan Securities Group, Inc.	11,900	75,810
Oki Electric Industry Co. Ltd.	10,300	212,141
Okinawa Cellular Telephone Co.	2,600	55,818
Okinawa Electric Power Co., Inc.	4,200	31,979
Okinawa Financial Group, Inc.	1,800	69,202
OKUMA Corp.	3,100	92,476
Okumura Corp.	3,100	144,898
Okura Industrial Co. Ltd.	400	13,408
Okuwa Co. Ltd.	100	566
Olympus Corp.(2)	29,500	289,063
Omron Corp.	700	24,801
Ono Pharmaceutical Co. Ltd.	26,600	457,298
Open House Group Co. Ltd.	2,900	214,630
Optex Group Co. Ltd.	3,100	63,417
Optim Corp.(1)	200	596
Optorun Co. Ltd.	2,800	60,695
Oracle Corp.	700	42,257
Organo Corp.(2)	1,200	132,926
Orient Corp.	8,740	64,324
Oriental Land Co. Ltd.(2)	2,500	45,041
Oriental Shiraishi Corp.	9,700	27,009
ORIX Corp., ADR(2)	37,445	1,331,170
Osaka Gas Co. Ltd.	6,200	258,813
Osaka Organic Chemical Industry Ltd.	1,800	54,355
Osaka Steel Co. Ltd.(2)	2,200	36,720
OSAKA Titanium Technologies Co. Ltd.(2)	1,300	25,633
Osaki Electric Co. Ltd.	2,600	28,951
OSG Corp.	5,400	101,154
Otsuka Corp.	11,400	229,915
Otsuka Holdings Co. Ltd.	8,200	565,064
Oyo Corp.	1,000	19,916
Pacific Industrial Co. Ltd.	3,600	69,264
Pacific Metals Co. Ltd.	1,300	31,725
Pack Corp.(2)	2,900	24,867
PAL GROUP Holdings Co. Ltd.(2)	5,000	52,513
PALTAC Corp.	1,000	32,351
Pan Pacific International Holdings Corp.	32,500	217,195
Panasonic Holdings Corp.	66,400	1,070,770
Park24 Co. Ltd.	13,100	188,358
Pasona Group, Inc.(2)	800	10,485
Pegasus Co. Ltd.	1,200	6,525
Penta-Ocean Construction Co. Ltd.	18,500	251,433
Persol Holdings Co. Ltd.	76,100	121,606
PIA Corp.(1)	900	17,445
Pigeon Corp.	3,300	36,404
104

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
PILLAR Corp.(2)	900	$48,783
Pilot Corp.	1,500	46,821
Piolax, Inc.	700	8,060
Pole To Win Holdings, Inc.	100	209
Premium Group Co. Ltd.	1,800	21,252
Press Kogyo Co. Ltd.	10,300	66,242
Prestige International, Inc.	8,900	40,033
Prima Meat Packers Ltd.	1,800	33,485
Procrea Holdings, Inc.	2,700	51,461
PS Construction Co. Ltd.	1,700	37,231
Qol Holdings Co. Ltd.	1,600	20,150
Quick Co. Ltd.	1,800	10,845
Raccoon Holdings, Inc.	300	1,259
Raito Kogyo Co. Ltd.	3,300	92,057
Raiznext Corp.(2)	700	11,782
Raksul, Inc.	4,200	51,257
Rakus Co. Ltd.	800	4,473
Rakuten Bank Ltd.(1)	2,400	97,640
Rakuten Group, Inc.(1)	20,400	108,300
Rasa Corp.	1,400	21,212
Rasa Industries Ltd.(2)	900	59,430
Recruit Holdings Co. Ltd.	12,500	543,941
Relo Group, Inc.	3,700	45,671
Renesas Electronics Corp.	5,700	107,495
Rengo Co. Ltd.(2)	22,700	226,688
RENOVA, Inc.(1)	4,200	19,821
Resona Holdings, Inc.	71,784	875,895
Resonac Holdings Corp.	6,700	508,807
Resorttrust, Inc.	9,800	121,595
Restar Corp.(2)	2,700	54,385
Retail Partners Co. Ltd.	500	4,400
Rheon Automatic Machinery Co. Ltd.	2,600	26,943
Ricoh Co. Ltd.	41,500	389,895
Ricoh Leasing Co. Ltd.	1,600	65,679
Riken Keiki Co. Ltd.(2)	1,600	37,043
Riken Technos Corp.	4,400	51,921
Riken Vitamin Co. Ltd.	500	9,926
Rinnai Corp.	7,300	190,124
Riso Kyoiku Group Corp.(2)	1,600	2,067
Rohm Co. Ltd.(2)	12,200	223,745
Rohto Pharmaceutical Co. Ltd.	1,900	29,769
Rorze Corp.(2)	9,200	194,953
Round One Corp.(2)	10,800	74,297
Royal Holdings Co. Ltd.(2)	2,400	23,555
RS Technologies Co. Ltd.(2)	1,000	26,446
Ryobi Ltd.	2,300	44,462
Ryohin Keikaku Co. Ltd.(2)	13,600	310,359
Ryoyo Ryosan Holdings, Inc.	3,400	75,035
S Foods, Inc.(2)	1,300	26,645
S&B Foods, Inc.	1,000	29,594
Sagami Holdings Corp.	1,700	20,675
Saibu Gas Holdings Co. Ltd.	2,000	33,304
Saizeriya Co. Ltd.	2,900	130,176
105

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Sakai Chemical Industry Co. Ltd.	1,800	$47,835
Sakai Moving Service Co. Ltd.	1,300	24,366
Sakata INX Corp.(2)	2,700	46,308
Sakata Seed Corp.	900	25,407
Sakura Internet, Inc.(2)	900	17,391
Sala Corp.	2,000	15,653
San ju San Financial Group, Inc.	2,200	88,711
San-A Co. Ltd.	2,900	57,721
San-Ai Obbli Co. Ltd.	4,200	69,032
Sangetsu Corp.	2,200	47,226
San-In Godo Bank Ltd.	12,000	135,652
Sanki Engineering Co. Ltd.	2,600	130,991
Sanko Gosei Ltd.	3,200	21,997
Sankyo Co. Ltd.	9,100	128,283
Sankyu, Inc.	2,600	167,239
Sanoh Industrial Co. Ltd.	3,300	18,720
Sanrio Co. Ltd.(2)	3,300	120,990
Sansan, Inc.(1)	700	5,267
Sansei Technologies, Inc.	1,100	18,698
Sanshin Electronics Co. Ltd.	1,300	26,928
Santec Holdings Corp.	400	50,446
Santen Pharmaceutical Co. Ltd.	8,300	93,279
Sanwa Holdings Corp.	5,400	142,908
Sanyo Chemical Industries Ltd.(2)	1,600	61,015
Sanyo Denki Co. Ltd.	600	19,597
Sapporo Holdings Ltd.	8,500	96,679
Sato Corp.(2)	3,200	51,184
SBI Holdings, Inc.(2)	30,500	652,355
SBS Holdings, Inc.	2,300	62,910
SCREEN Holdings Co. Ltd.(2)	4,600	670,575
Scroll Corp.	4,200	37,226
Secom Co. Ltd.	4,400	170,709
Seibu Giken Co. Ltd.	1,300	21,106
Seibu Holdings, Inc.	7,500	222,646
Seika Corp.	2,400	43,989
Seikagaku Corp.	700	3,522
Seikitokyu Kogyo Co. Ltd.(2)	2,200	24,296
Seiko Epson Corp.(2)	27,000	365,640
Seiko Group Corp.	2,600	219,752
Seino Holdings Co. Ltd.	3,900	66,521
Seiren Co. Ltd.	2,900	67,478
Sekisui Chemical Co. Ltd.(2)	10,900	212,266
Sekisui House Ltd.	2,500	61,075
Sekisui Jushi Corp.	100	1,589
Senko Group Holdings Co. Ltd.	9,000	113,507
Senshu Electric Co. Ltd.	400	16,482
Senshu Ikeda Holdings, Inc.	19,400	114,424
Seria Co. Ltd.	1,100	30,664
Seven & i Holdings Co. Ltd.(2)	20,600	290,512
Seven Bank Ltd.(2)	35,100	67,572
SG Holdings Co. Ltd.(2)	9,400	95,340
Shibaura Machine Co. Ltd.	900	26,572
Shibaura Mechatronics Corp.(2)	3,000	110,405
106

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Shibusawa Logistics Corp.	2,300	$20,855
Shibuya Corp.	100	2,383
SHIFT, Inc.(1)(2)	6,200	27,910
Shiga Bank Ltd.	2,300	132,829
Shikoku Bank Ltd.	3,000	47,012
Shikoku Electric Power Co., Inc.	11,200	126,867
Shikoku Kasei Holdings Corp.(2)	1,600	53,655
Shimadzu Corp.(2)	1,100	30,618
Shimamura Co. Ltd.(2)	2,400	55,198
Shimano, Inc.	600	64,053
Shimizu Corp.	22,700	507,371
Shin Nippon Air Technologies Co. Ltd.	2,300	61,486
Shin Nippon Biomedical Laboratories Ltd.	1,800	19,697
Shinagawa Refra Co. Ltd.(2)	3,200	51,212
Shindengen Electric Manufacturing Co. Ltd.	800	21,307
Shin-Etsu Chemical Co. Ltd.	33,600	1,322,884
Shin-Etsu Polymer Co. Ltd.	3,000	42,864
Shinmaywa Industries Ltd.	6,700	116,788
Shinnihon Corp.	1,900	26,759
Shinsho Corp.	1,200	21,278
Shinwa Co. Ltd.	600	12,972
Shionogi & Co. Ltd.	16,600	391,964
Ship Healthcare Holdings, Inc.(2)	8,500	149,793
Shiseido Co. Ltd.	14,500	306,162
Shizuoka Financial Group, Inc.(2)	20,000	402,055
SHO-BOND Holdings Co. Ltd.	2,000	18,789
Shoei Co. Ltd.	3,500	40,291
Showa Sangyo Co. Ltd.	2,300	50,424
SIGMAXYZ Holdings, Inc.	1,800	8,455
Siix Corp.	2,900	26,405
Sinfonia Technology Co. Ltd.	1,600	134,272
Sinko Industries Ltd.	600	5,495
Sintokogio Ltd.	200	1,548
SK-Electronics Co. Ltd.	800	18,446
SKY Perfect JSAT Holdings, Inc.	7,900	145,245
Skylark Holdings Co. Ltd.	7,200	165,670
SMC Corp.	753	360,200
Sodick Co. Ltd.	4,900	47,713
SoftBank Corp.	271,700	371,632
SoftBank Group Corp.	86,700	2,220,035
Sojitz Corp.	5,940	268,737
Soken Chemical & Engineering Co. Ltd.	2,500	52,689
Solasto Corp.	7,600	46,366
Sompo Holdings, Inc.	42,100	1,670,300
Sony Financial Group, Inc., ADR(1)(2)	5,769	29,191
Sony Group Corp., ADR	28,847	665,212
Sotetsu Holdings, Inc.	5,000	94,125
Sparx Group Co. Ltd.	1,920	26,084
S-Pool, Inc.	1,600	2,709
Square Enix Holdings Co. Ltd.	5,700	93,917
SRA Holdings	1,400	45,364
St. Marc Holdings Co. Ltd.	1,400	28,030
Stanley Electric Co. Ltd.(2)	7,200	151,832
107

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Starts Corp., Inc.	1,600	$54,721
Starzen Co. Ltd.	2,900	25,522
Stella Chemifa Corp.(2)	1,100	39,458
Strike Co. Ltd.	400	11,819
Subaru Corp.	36,800	690,261
Sugi Holdings Co. Ltd.(2)	5,100	116,981
SUMCO Corp.	29,600	344,447
Sumida Corp.	4,400	35,236
Sumitomo Bakelite Co. Ltd.	3,000	115,316
Sumitomo Chemical Co. Ltd.	131,400	480,005
Sumitomo Corp.	21,700	921,450
Sumitomo Electric Industries Ltd.	28,200	1,863,433
Sumitomo Forestry Co. Ltd.	17,700	191,394
Sumitomo Heavy Industries Ltd.	9,500	374,629
Sumitomo Metal Mining Co. Ltd.	12,800	1,039,591
Sumitomo Mitsui Financial Group, Inc., ADR(2)	133,001	2,984,542
Sumitomo Mitsui Trust Group, Inc.	27,100	944,947
Sumitomo Osaka Cement Co. Ltd.	3,400	100,966
Sumitomo Pharma Co. Ltd.(1)	800	12,946
Sumitomo Realty & Development Co. Ltd.	8,400	283,973
Sumitomo Rubber Industries Ltd.	20,700	367,440
Sumitomo Seika Chemicals Co. Ltd.(2)	1,100	50,319
Sumitomo Warehouse Co. Ltd.	3,300	85,462
Suncall Corp.(2)	2,800	21,662
Sundrug Co. Ltd.	1,900	51,373
Suntory Beverage & Food Ltd.	7,600	239,003
Sun-Wa Technos Corp.	2,000	44,490
Suruga Bank Ltd.	8,800	119,424
Suzuken Co. Ltd.	4,600	194,041
Suzuki Co. Ltd.	1,300	25,632
Suzuki Motor Corp.	77,800	1,176,598
SWCC Corp.	2,200	216,426
Sysmex Corp.	3,600	33,987
Systena Corp.	21,400	60,618
Syuppin Co. Ltd.(2)	600	5,236
T Hasegawa Co. Ltd.	1,400	26,192
T RAD Co. Ltd.(2)	500	34,483
T&D Holdings, Inc.	10,400	280,097
Tachibana Eletech Co. Ltd.	1,400	30,529
Tachi-S Co. Ltd.	3,800	57,105
Tadano Ltd.	7,400	69,696
Taiheiyo Cement Corp.	11,400	327,737
Taisei Corp.	4,000	519,744
Taiyo Holdings Co. Ltd.(2)	6,000	206,095
Taiyo Yuden Co. Ltd.(2)	9,900	302,198
Takamatsu Construction Group Co. Ltd.	100	2,707
Takaoka Toko Co. Ltd.	1,200	44,879
Takara & Co. Ltd.	900	24,901
Takara Standard Co. Ltd.	4,500	87,517
Takasago International Corp.	4,500	39,815
Takasago Thermal Engineering Co. Ltd.	3,000	100,669
Takashimaya Co. Ltd.(2)	26,800	340,295
Takeda Pharmaceutical Co. Ltd., ADR(2)	17,330	324,937
108

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Takeuchi Manufacturing Co. Ltd.(2)	3,100	$148,881
Takuma Co. Ltd.	4,000	77,999
Tamron Co. Ltd.	10,200	68,573
Tamura Corp.	6,300	29,337
Tanseisha Co. Ltd.	3,400	35,333
Tazmo Co. Ltd.	1,400	22,981
TBS Holdings, Inc.	600	22,703
TDK Corp.	62,600	967,070
TechMatrix Corp.	4,200	51,615
Techno Ryowa Ltd.	1,400	69,254
Teijin Ltd.	20,700	229,899
Teikoku Electric Manufacturing Co. Ltd.	400	8,771
Tekken Corp.	900	29,294
Tera Probe, Inc.	800	49,892
Terumo Corp.	3,800	51,416
Tess Holdings Co. Ltd.	5,900	22,913
TIS, Inc.	5,600	115,739
TKC Corp.	600	15,495
Toa Corp.	1,900	22,306
Toa Corp.	6,700	181,055
Toagosei Co. Ltd.	7,600	93,574
TOBISHIMA HOLDINGS, Inc.	1,600	26,459
Tobu Railway Co. Ltd.	13,100	263,975
Tocalo Co. Ltd.	5,700	113,668
Tochigi Bank Ltd.	8,100	52,596
Toda Corp.	23,800	248,309
Toenec Corp.	2,500	38,284
Toho Bank Ltd.	20,500	95,243
Toho Co. Ltd.(2)	3,500	35,072
Toho Co. Ltd.	3,100	26,926
Toho Holdings Co. Ltd.	1,600	49,570
Toho Titanium Co. Ltd.	4,000	71,395
Tohoku Electric Power Co., Inc.(2)	18,900	156,638
Tokai Carbon Co. Ltd.	18,000	128,515
Tokai Corp.	200	3,340
TOKAI Holdings Corp.	11,200	86,918
Tokai Rika Co. Ltd.	6,300	135,400
Tokai Tokyo Financial Holdings, Inc.	17,200	91,262
Token Corp.	300	28,851
Tokio Marine Holdings, Inc.	31,900	1,324,859
Tokushu Tokai Paper Co. Ltd.	2,200	23,834
Tokuyama Corp.	3,900	111,732
Tokyo Century Corp.	7,700	112,398
Tokyo Electric Power Co. Holdings, Inc.(1)	54,600	244,086
Tokyo Electron Device Ltd.(2)	2,700	63,306
Tokyo Electron Ltd.	6,700	1,885,210
Tokyo Energy & Systems, Inc.	2,100	25,948
Tokyo Gas Co. Ltd.	7,500	368,169
Tokyo Kiraboshi Financial Group, Inc.	2,900	216,576
Tokyo Metro Co. Ltd.	9,400	100,595
Tokyo Ohka Kogyo Co. Ltd.	2,300	135,022
Tokyo Rope Manufacturing Co. Ltd.	1,700	22,673
Tokyo Seimitsu Co. Ltd.	2,900	319,179
109

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Tokyo Steel Manufacturing Co. Ltd.	3,600	$37,317
Tokyo Tatemono Co. Ltd.	7,700	215,438
Tokyo Tekko Co. Ltd.	800	32,807
Tokyotokeiba Co. Ltd.	1,500	57,323
Tokyu Construction Co. Ltd.	11,400	116,512
Tokyu Corp.(2)	16,800	214,689
Tokyu Fudosan Holdings Corp.	23,700	238,374
Tomen Devices Corp.	600	53,710
Tomoku Co. Ltd.	1,100	26,049
TOMONY Holdings, Inc.	14,700	92,328
Tomy Co. Ltd.(2)	2,800	51,454
TOPPAN Holdings, Inc.(2)	7,300	250,059
Topre Corp.	4,500	86,675
Topy Industries Ltd.	1,300	30,207
Toray Industries, Inc.	74,400	637,103
Toridoll Holdings Corp.(2)	1,900	51,900
Toshiba TEC Corp.	1,600	33,667
Tosoh Corp.	22,800	398,456
Totech Corp.	2,600	76,017
Totetsu Kogyo Co. Ltd.	1,100	40,930
TOTO Ltd.	11,000	428,676
Towa Bank Ltd.	3,400	26,767
Towa Pharmaceutical Co. Ltd.	2,900	82,300
Toyo Kanetsu KK	1,600	31,590
Toyo Seikan Group Holdings Ltd.	9,500	248,167
Toyo Suisan Kaisha Ltd.	2,500	196,656
Toyo Tire Corp.	10,200	314,323
Toyobo Co. Ltd.	8,600	101,638
Toyoda Gosei Co. Ltd.	9,600	311,960
Toyota Boshoku Corp.	8,800	179,964
Toyota Industries Corp.(2)	4,200	543,935
Toyota Motor Corp., ADR(2)	23,961	5,807,667
Toyota Tsusho Corp.	15,500	692,859
TPR Co. Ltd.	3,600	32,451
Transcosmos, Inc.	1,900	49,882
TRE Holdings Corp.	5,968	68,567
Trend Micro, Inc.	3,000	99,826
Trial Holdings, Inc.	2,100	62,901
Trusco Nakayama Corp.	3,600	58,192
TS Tech Co. Ltd.	3,300	42,508
Tsubakimoto Chain Co.	6,300	107,847
Tsubakimoto Kogyo Co. Ltd.	1,100	22,060
Tsuburaya Fields Holdings, Inc.(2)	2,700	26,817
Tsugami Corp.	5,500	138,830
Tsukishima Holdings Co. Ltd.	2,700	60,214
Tsukuba Bank Ltd.(2)	12,800	57,909
Tsuruha Holdings, Inc.(2)	9,505	160,238
TV Asahi Holdings Corp.	400	8,659
UACJ Corp.	16,700	295,126
UBE Corp.	8,100	149,792
Uchida Yoko Co. Ltd.	2,500	34,415
U-Next Holdings Co. Ltd.(2)	1,500	17,888
Unicharm Corp.(2)	24,400	166,962
110

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Unipres Corp.	4,800	$45,331
UNISOL Holdings Corp.	500	7,535
United Arrows Ltd.	1,200	20,610
United Super Markets Holdings, Inc.(2)	4,100	23,874
Unitika Ltd.(1)(2)	5,300	65,010
Universal Entertainment Corp.(1)(2)	100	476
Ushio, Inc.	4,500	92,477
USS Co. Ltd.	13,900	168,831
UT Group Co. Ltd.	36,300	49,948
Valor Holdings Co. Ltd.	4,500	108,253
ValueCommerce Co. Ltd.	200	570
Vector, Inc.	3,600	33,249
Vision, Inc.(2)	2,400	20,279
Visional, Inc.(1)	900	42,379
Vital KSK Holdings, Inc.	3,300	31,435
VT Holdings Co. Ltd.	6,300	23,133
Wacom Co. Ltd.	13,900	77,798
Wakita & Co. Ltd.(2)	2,300	30,160
Warabeya Nichiyo Holdings Co. Ltd.(2)	1,200	26,418
West Holdings Corp.(2)	2,300	25,563
West Japan Railway Co.	14,100	303,314
World Co. Ltd.	3,000	31,735
World Holdings Co. Ltd.	1,100	20,095
Xebio Holdings Co. Ltd.	800	5,742
Yahagi Construction Co. Ltd.	2,600	42,088
Yakult Honsha Co. Ltd.(2)	3,100	51,950
YAKUODO Holdings Co. Ltd.	200	2,669
YAMABIKO Corp.	3,800	93,317
Yamada Holdings Co. Ltd.	40,300	149,554
Yamae Group Holdings Co. Ltd.	1,200	23,427
Yamagata Bank Ltd.	2,600	45,387
Yamaguchi Financial Group, Inc.	13,000	228,490
Yamaha Corp.	34,300	265,815
Yamaha Motor Co. Ltd.(2)	68,500	544,710
Yamaichi Electronics Co. Ltd.	2,100	112,783
Yamanashi Chuo Bank Ltd.	2,700	95,034
Yamatane Corp.(2)	1,000	14,869
Yamato Holdings Co. Ltd.	4,500	55,121
Yamato Kogyo Co. Ltd.	200	16,638
Yamazaki Baking Co. Ltd.	6,100	137,089
Yamazen Corp.	1,900	18,669
Yashima Denki Co. Ltd.	1,600	36,348
Yaskawa Electric Corp.(2)	11,400	401,109
Yokogawa Bridge Holdings Corp.	2,500	51,371
Yokogawa Electric Corp.	10,800	430,779
Yokohama Financial Group, Inc.	49,700	536,618
Yokohama Rubber Co. Ltd.	8,500	427,547
Yokorei Co. Ltd.	5,600	51,255
Yokowo Co. Ltd.	1,700	36,160
Yondenko Corp.	1,700	22,930
Yonex Co. Ltd.	2,300	54,619
Yoshinoya Holdings Co. Ltd.(2)	1,600	31,695
Yotai Refractories Co. Ltd.	200	2,577
111

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Yuasa Trading Co. Ltd.	1,800	$74,558
Yurtec Corp.	2,400	49,628
Zacros Corp.	5,800	57,102
Zenkoku Hosho Co. Ltd.	2,800	57,659
Zenrin Co. Ltd.	3,200	21,131
Zensho Holdings Co. Ltd.(2)	2,700	171,387
Zeon Corp.	16,500	225,885
ZERIA Pharmaceutical Co. Ltd.	700	10,100
ZOZO, Inc.(2)	8,800	63,961
		197,241,390
Netherlands — 4.1%
Aalberts NV	10,436	433,702
ABN AMRO Bank NV, CVA	43,790	1,466,648
Adyen NV(1)	1,135	1,332,862
Aegon Ltd.	70,126	525,944
AerCap Holdings NV	13,182	1,969,919
Akzo Nobel NV	14,732	1,034,906
Alfen NV(1)(2)	1,492	15,954
AMG Critical Materials NV	4,045	159,821
Arcadis NV	1,373	48,559
ASM International NV	953	803,748
ASML Holding NV, NY Shares	8,198	11,890,241
ASR Nederland NV	16,733	1,215,866
Basic-Fit NV(1)	7,448	276,773
BE Semiconductor Industries NV	1,563	350,249
Brunel International NV(2)	841	6,895
Coca-Cola Europacific Partners PLC	4,137	456,849
Constellium SE(1)	14,039	349,431
Corbion NV	7,296	167,965
CSG NV(1)	2,809	105,647
CVC Capital Partners PLC(2)	4,590	65,492
DSM-Firmenich AG	2,295	163,908
Ferrari Group PLC	1,521	18,474
ForFarmers NV	3,705	28,134
Fugro NV	4,982	63,188
Heineken Holding NV	291	25,208
Heineken NV	2,960	274,152
IMCD NV	405	39,018
ING Groep NV, ADR	130,892	3,765,763
InPost SA(1)	30,088	540,077
JDE Peet's NV	810	30,367
Kendrion NV	2,492	47,126
Koninklijke Ahold Delhaize NV	29,948	1,479,844
Koninklijke BAM Groep NV	31,292	353,125
Koninklijke Heijmans NV, CVA	3,379	356,187
Koninklijke KPN NV	229,915	1,306,978
Koninklijke Philips NV, NY Shares	8,151	260,832
Koninklijke Vopak NV	5,261	289,181
Magnum Ice Cream Co. NV(1)	3,088	49,007
Nedap NV	499	50,142
NN Group NV	25,224	2,068,811
OCI NV(1)	4,456	19,096
PostNL NV(2)	33,148	44,776
112

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Prosus NV	10,149	$521,663
SBM Offshore NV	18,346	708,775
SIF Holding NV(1)(2)	290	2,484
Sligro Food Group NV	2,337	39,903
TKH Group NV, CVA	4,860	224,543
Universal Music Group NV(2)	11,924	268,497
Wolters Kluwer NV	3,333	269,258
		35,985,988
New Zealand — 0.2%
Air New Zealand Ltd.	55,807	18,556
Auckland International Airport Ltd.	41,323	227,304
Channel Infrastructure NZ Ltd.(2)	29,425	50,829
Chorus Ltd.	10,602	60,876
Contact Energy Ltd.	38,963	217,197
EBOS Group Ltd.	1,070	15,364
Eroad Ltd.(1)	13,360	7,124
Fisher & Paykel Healthcare Corp. Ltd.	8,306	203,058
Fletcher Building Ltd.(1)	72,247	152,063
Freightways Group Ltd.	9,231	79,375
Genesis Energy Ltd.	11,169	15,331
Hallenstein Glasson Holdings Ltd.	237	1,433
Infratil Ltd.(2)	5,254	35,322
KMD Brands Ltd.(1)	10,227	1,493
Mercury NZ Ltd.	10,385	39,807
Meridian Energy Ltd.	21,967	74,476
Oceania Healthcare Ltd.(1)	10,328	5,136
Ryman Healthcare Ltd.(1)(2)	50,032	74,531
Sanford Ltd.	585	2,808
Scales Corp. Ltd.	162	612
SKYCITY Entertainment Group Ltd.(1)	17,623	8,818
Spark New Zealand Ltd.	70,560	96,482
TOWER Ltd.	10,389	11,563
		1,399,558
Norway — 0.8%
2020 Bulkers Ltd.	909	12,875
Aker ASA, A Shares	587	56,988
Aker BP ASA	3,466	105,306
Aker Solutions ASA	20,772	90,088
Austevoll Seafood ASA	3,307	34,161
B2 Impact ASA	13,354	34,233
Bluenord ASA(1)	1,387	75,194
Bonheur ASA	230	6,095
Bouvet ASA	260	1,346
BW LPG Ltd.	6,057	110,246
BW Offshore Ltd.	9,977	53,759
Cadeler AS(1)	13,367	85,881
DNB Bank ASA	16,307	516,188
DNO ASA	12,184	21,203
DOF Group ASA	11,901	158,351
Elmera Group ASA	637	2,222
Elopak ASA	9,934	56,262
Entra ASA	613	7,478
Equinor ASA, ADR	18,850	562,296
113

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Europris ASA	4,952	$47,350
FLEX LNG Ltd.(1)	624	17,048
Frontline PLC	3,623	137,493
Gjensidige Forsikring ASA	1,821	51,451
Grieg Seafood ASA(1)	3,615	28,621
Hoegh Autoliners ASA	6,353	88,498
Kid ASA	2,644	34,530
Kitron ASA	13,188	147,523
Klaveness Combination Carriers ASA	2,123	20,452
Kongsberg Automotive ASA(1)	17,100	3,840
Kongsberg Gruppen ASA	8,303	336,698
Leroy Seafood Group ASA	2,204	11,503
Mowi ASA	7,296	172,356
MPC Container Ships ASA	31,286	73,351
NEL ASA(1)	85,047	18,342
Norbit ASA	935	20,409
Norsk Hydro ASA	52,622	488,249
Norske Skog ASA(1)	1,236	3,911
Norwegian Air Shuttle ASA	42,254	73,856
Odfjell Drilling Ltd.	9,950	111,600
Odfjell SE, Class A	1,626	21,669
Orkla ASA	4,566	62,509
Panoro Energy ASA(1)	3,234	8,985
Petronor E&P ASA(1)	206	216
Protector Forsikring ASA	1,285	69,953
Rana Gruber ASA	2,438	19,948
Salmar ASA	304	18,232
SATS ASA(1)	11,820	54,540
Scatec ASA(1)	9,277	119,563
Solstad Offshore ASA	4,554	26,862
SpareBank 1 Nord Norge	7,177	120,357
Sparebank 1 Oestlandet	2,594	58,464
SpareBank 1 SMN	6,884	154,508
SpareBank 1 Sor-Norge ASA	6,447	143,238
Sparebanken More	150	1,781
Sparebanken Norge	955	20,654
Stolt-Nielsen Ltd.	2,227	78,896
Storebrand ASA	19,807	375,476
Subsea 7 SA	13,948	404,603
Telenor ASA	4,840	89,779
TGS ASA	23,234	277,768
TOMRA Systems ASA	3,846	47,671
Veidekke ASA	669	13,811
Vend Marketplaces ASA, B Shares	2,912	73,379
Wallenius Wilhelmsen ASA	6,745	93,825
Wilh Wilhelmsen Holding ASA, Class A	806	65,643
Yara International ASA	6,691	338,713
		6,638,296
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares	388,657	408,223
Corticeira Amorim SGPS SA	399	3,223
CTT-Correios de Portugal SA	3,038	25,640
EDP Renovaveis SA(2)	14,339	226,530
114

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
EDP SA	47,592	$253,216
Galp Energia SGPS SA	8,760	190,082
Jeronimo Martins SGPS SA	3,594	94,454
Navigator Co. SA(2)	7,527	30,586
NOS SGPS SA	9,056	55,128
REN - Redes Energeticas Nacionais SGPS SA	40,887	185,792
Semapa-Sociedade de Investimento e Gestao	830	23,318
Sonae SGPS SA	23,224	55,305
Teixeira Duarte SA(1)	30,156	17,828
		1,569,325
Singapore — 1.5%
AEM Holdings Ltd.(1)	14,000	31,976
Bumitama Agri Ltd.	42,600	44,415
Capitaland India Trust(2)	38,605	36,899
CapitaLand Investment Ltd.(2)	74,900	181,000
China Aviation Oil Singapore Corp. Ltd.	46,600	74,247
China Sunsine Chemical Holdings Ltd.	36,100	21,660
City Developments Ltd.	29,400	227,714
CNMC Goldmine Holdings Ltd.	42,900	58,925
ComfortDelGro Corp. Ltd.	196,000	239,950
DBS Group Holdings Ltd.	60,967	2,746,270
Delfi Ltd.	35,600	29,836
Far East Orchard Ltd.	3,900	3,970
Food Empire Holdings Ltd.	25,000	64,092
Frencken Group Ltd.	52,300	89,044
Geo Energy Resources Ltd.	147,600	48,372
Golden Agri-Resources Ltd.	463,300	104,275
Grab Holdings Ltd., Class A(1)	43,503	183,583
Hafnia Ltd.	27,476	205,155
Haw Par Corp. Ltd.	2,700	35,586
Hong Fok Corp. Ltd.	15,800	10,348
Hong Leong Asia Ltd.	20,500	52,469
Hour Glass Ltd.	8,700	16,899
Hutchison Port Holdings Trust, U Shares	440,600	99,183
iFAST Corp. Ltd.	18,900	138,557
Jardine Cycle & Carriage Ltd.	2,500	69,786
Keppel Infrastructure Trust	619,300	269,375
Keppel Ltd.	98,000	1,012,204
LHN Ltd.(2)	24,500	12,281
Olam Group Ltd.	44,000	31,860
Oversea-Chinese Banking Corp. Ltd.	98,524	1,667,339
Propnex Ltd.	13,800	22,271
QAF Ltd.	5,200	4,150
Riverstone Holdings Ltd.(2)	108,900	66,217
Samudera Shipping Line Ltd.	19,300	16,615
SATS Ltd.	37,309	115,413
Sea Ltd., ADR(1)	3,193	346,281
Seatrium Ltd.(2)	39,219	74,220
Sembcorp Industries Ltd.(2)	17,500	84,495
Sheng Siong Group Ltd.	79,500	165,223
Singapore Airlines Ltd.	39,800	225,716
Singapore Exchange Ltd.	21,300	305,881
Singapore Technologies Engineering Ltd.	47,200	371,413
115

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Singapore Telecommunications Ltd.	109,800	$436,846
StarHub Ltd.(2)	4,500	3,661
Straits Trading Co. Ltd.	6,700	9,258
United Overseas Bank Ltd.	39,000	1,137,921
UOL Group Ltd.	34,800	310,125
Venture Corp. Ltd.	21,800	269,180
Wee Hur Holdings Ltd.	52,200	32,637
Wilmar International Ltd.	54,100	150,403
Wing Tai Holdings Ltd.	4,300	5,707
Yangzijiang Financial Holding Ltd.	163,100	39,835
Yangzijiang Maritime Development Ltd.(1)	163,100	80,343
Yangzijiang Shipbuilding Holdings Ltd.	277,800	949,512
Yanlord Land Group Ltd.(1)	84,700	51,797
		13,082,390
South Africa — 0.0%
Valterra Platinum Ltd.	2,157	249,877
Spain — 3.0%
Acciona SA(2)	2,195	637,027
Acerinox SA(2)	8,308	132,124
ACS Actividades de Construccion y Servicios SA	3,507	452,525
Aedas Homes SA	706	19,911
Aena SME SA	18,790	592,227
Almirall SA(2)	2,161	32,884
Amadeus IT Group SA	2,870	177,515
Atresmedia Corp. de Medios de Comunicacion SA(2)	1,279	7,823
Banco Bilbao Vizcaya Argentaria SA, ADR	271,979	6,290,874
Banco de Sabadell SA	217,278	818,058
Banco Santander SA, ADR	272,260	3,365,134
Bankinter SA	20,206	335,285
CaixaBank SA	59,954	738,949
Cellnex Telecom SA(2)	4,384	166,617
Construcciones y Auxiliar de Ferrocarriles SA	1,179	82,170
Corp. ACCIONA Energias Renovables SA	664	17,257
Distribuidora Internacional de Alimentacion SA(1)	423	19,094
Ebro Foods SA	526	12,045
Elecnor SA	4,039	137,742
Enagas SA	16,710	303,002
Endesa SA	26,127	1,065,882
Ercros SA(1)	5,101	19,481
Ferrovial SE(2)	10,904	812,661
Gestamp Automocion SA	12,115	45,564
Grenergy Renovables SA(1)	2,190	283,683
Grifols SA(2)	3,928	49,281
Grupo Empresarial San Jose SA	2,684	29,471
Iberdrola SA	143,710	3,392,024
Indra Sistemas SA(2)	389	28,742
Industria de Diseno Textil SA	14,764	985,901
International Consolidated Airlines Group SA	65,002	367,619
Logista Integral SA(2)	613	23,360
Mapfre SA	52,874	245,763
Melia Hotels International SA	6,765	66,505
Miquel y Costas & Miquel SA	78	1,302
Naturgy Energy Group SA	2,310	71,787
116

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Neinor Homes SA(1)	1,125	$25,276
Obrascon Huarte Lain SA(1)(2)	79,233	37,456
Prosegur Cash SA(2)	3,818	2,893
Prosegur Cia de Seguridad SA	6,467	22,195
Redeia Corp. SA	16,942	314,960
Repsol SA	128,534	2,908,798
Sacyr SA	43,434	232,394
Solaria Energia y Medio Ambiente SA(1)	9,144	237,056
Tecnicas Reunidas SA(1)	5,233	227,851
Tubacex SA(2)	5,431	21,508
Unicaja Banco SA	47,295	149,665
Vidrala SA	1,240	119,930
Viscofan SA	1,759	123,378
		26,250,649
Sweden — 3.4%
AAK AB(2)	4,570	125,084
AcadeMedia AB	5,186	57,308
AddLife AB, B Shares(2)	2,004	34,170
Addnode Group AB(2)	6,167	47,552
AddTech AB, B Shares	7,746	286,323
AFRY AB	3,825	57,161
Alfa Laval AB	7,592	448,092
Alleima AB(2)	12,806	116,619
Ambea AB	5,026	72,289
Annehem Fastigheter AB, B Shares(1)	226	440
Apotea AB(1)(2)	2,993	20,105
AQ Group AB(2)	4,117	86,192
Arjo AB, B Shares	10,674	31,888
Asker Healthcare Group AB(1)	2,831	20,112
Asmodee Group AB, Class B(1)	5,426	66,302
Assa Abloy AB, Class B	11,021	469,110
Atlas Copco AB, A Shares	76,583	1,647,626
Atlas Copco AB, B Shares	44,502	834,263
Atrium Ljungberg AB, B Shares(2)	11,750	45,997
Attendo AB	7,859	90,665
Avanza Bank Holding AB(2)	10,192	371,412
Axfood AB(2)	7,928	289,228
Beijer Ref AB(2)	7,587	118,375
Better Collective AS(1)(2)	847	12,006
Bilia AB, A Shares	9,370	143,471
Billerud Aktiebolag(2)	21,087	192,289
BioArctic AB(1)(2)	5,177	177,087
BioGaia AB, B Shares	2,701	33,458
Boliden AB(1)	22,135	1,754,591
Bonava AB, B Shares(1)	11,151	13,734
Boozt AB(1)(2)	6,107	61,674
Bufab AB	1,519	19,627
Bure Equity AB(2)	2,072	48,952
Byggmax Group AB	5,694	40,613
Camurus AB(1)	400	22,294
Cantargia AB(1)	35,058	18,461
Castellum AB	17,840	237,285
Catena AB	2,783	153,389
117

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Cibus Nordic Real Estate AB publ(2)	2,750	$46,568
Cint Group AB(1)(2)	3,046	1,159
Clas Ohlson AB, B Shares	3,652	150,966
Cloetta AB, B Shares	14,476	83,989
Coffee Stain Group AB, Class B(1)(2)	7,742	14,251
Coor Service Management Holding AB	4,685	30,802
Corem Property Group AB, B Shares(2)	71,365	30,165
CTT Systems AB	656	10,006
Dios Fastigheter AB	10,185	79,213
Dynavox Group AB(1)	6,964	64,241
Electrolux AB, B Shares(1)(2)	9,317	78,211
Electrolux Professional AB, B Shares	10,233	67,185
Elekta AB, B Shares(2)	6,921	44,309
Embracer Group AB(1)(2)	7,742	45,230
Enity Holding AB(1)	2,001	18,304
Eolus AB, B Shares	472	1,919
Epiroc AB, A Shares	24,820	745,605
Epiroc AB, B Shares	14,687	381,861
EQT AB	8,757	269,901
Essity AB, B Shares	29,440	935,146
Evolution AB	379	22,827
Fabege AB	10,888	101,415
Fastighets AB Balder, B Shares(1)(2)	31,417	236,077
Fastighetsbolaget Emilshus AB, Class B(1)	11	67
G5 Entertainment AB(2)	124	688
GARO AB(1)	383	563
Getinge AB, B Shares	1,811	40,537
GomSpace Group AB(1)(2)	10,781	22,172
Granges AB	6,466	114,501
Gruvaktiebolaget Viscaria(1)	29,219	58,763
H & M Hennes & Mauritz AB, B Shares(2)	29,158	621,642
Hanza AB	3,499	60,140
Haypp Group AB(1)(2)	1,609	23,484
Hemnet Group AB(2)	2,850	36,777
Hexagon AB, B Shares	14,361	163,374
Hexatronic Group AB(1)(2)	25,425	77,675
Hexpol AB	5,532	47,507
Hoist Finance AB	4,217	67,503
Holmen AB, B Shares(2)	2,485	97,817
Hufvudstaden AB, A Shares	6,634	95,857
Husqvarna AB, B Shares	26,385	126,875
Industrivarden AB, A Shares	3,638	206,474
Indutrade AB(2)	13,277	344,229
Intea Fastigheter AB	3,409	28,989
Investment AB Latour, B Shares(2)	700	17,797
INVISIO AB(2)	2,722	93,879
JM AB(2)	9,857	146,249
Kopparbergs Bryggeri AB, B Shares	454	5,810
Lagercrantz Group AB, B Shares	3,072	74,929
Lifco AB, B Shares(2)	3,737	132,592
Lime Technologies AB	685	13,932
Lindab International AB(2)	2,022	38,739
Logistea AB, Class B(2)	12,080	19,660
118

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Loomis AB	4,682	$236,484
Maha Capital AB(1)(2)	2,600	3,232
Medcap AB(1)(2)	410	22,239
Medicover AB, B Shares(2)	2,235	53,894
MEKO AB	2,220	16,300
Millicom International Cellular SA	4,829	351,986
Morrow Bank AB(1)	13,859	20,203
Munters Group AB	8,153	170,259
Mycronic AB	8,796	199,365
NCAB Group AB(1)(2)	4,736	28,715
NCC AB, B Shares	11,724	285,740
Neobo Fastigheter AB(1)	1,126	2,613
Net Insight AB, B Shares(1)	1	—
New Wave Group AB, B Shares(2)	6,100	69,292
Nibe Industrier AB, B Shares(2)	17,464	71,359
Nobia AB(1)(2)	55,479	15,089
Nolato AB, B Shares	12,023	69,341
Nordnet AB publ	8,026	253,296
Norion Bank AB(1)	3,857	24,398
Note AB(2)	2,242	48,765
NP3 Fastigheter AB(2)	1,710	51,293
Nyfosa AB(2)	7,630	62,670
Orron Energy AB(1)(2)	793	618
Ovzon AB(1)	8,204	54,531
Pandox AB(2)	7,085	158,516
Paradox Interactive AB(2)	2,170	29,717
Peab AB, Class B	18,728	219,967
Platzer Fastigheter Holding AB, B Shares(2)	3,306	29,163
Plejd AB(1)	707	65,863
Proact IT Group AB	345	3,985
Ratos AB, B Shares	9,275	38,427
RaySearch Laboratories AB(2)	2,525	53,494
Rusta AB	8,422	76,793
Rvrc Holding AB	6,327	47,564
Saab AB, Class B	7,665	559,675
Sagax AB, B Shares(2)	507	10,731
Samhallsbyggnadsbolaget i Norden AB(1)(2)	11,270	4,918
Sandvik AB	21,731	957,711
Saniona AB(1)	27,729	56,881
Scandi Standard AB	3,833	55,104
Scandic Hotels Group AB	11,708	110,928
Sdiptech AB, Class B(1)	2,001	43,119
Sectra AB, B Shares(2)	2,920	62,568
Securitas AB, B Shares	11,343	201,856
Sinch AB(1)(2)	21,789	55,000
Skandinaviska Enskilda Banken AB, A Shares(2)	38,313	814,580
Skanska AB, B Shares	11,492	352,309
SKF AB, B Shares	24,135	689,892
SkiStar AB	4,621	89,503
Solid Forsakring AB(2)	189	2,270
Spotify Technology SA(1)	1,238	637,496
SSAB AB, A Shares	15,682	139,976
SSAB AB, B Shares	49,152	433,996
Storytel AB	2,274	20,012
119

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Sveafastigheter AB(1)(2)	4,749	$19,567
Svenska Cellulosa AB SCA, B Shares(2)	20,346	276,214
Svenska Handelsbanken AB, A Shares	51,953	830,588
Sweco AB, B Shares	4,049	64,645
Swedbank AB, A Shares(2)	27,201	1,044,874
Swedish Orphan Biovitrum AB(1)	1,162	50,775
Synsam AB(2)	3,205	24,569
Tele2 AB, B Shares	23,649	499,092
Telefonaktiebolaget LM Ericsson, ADR(2)	143,711	1,667,048
Telia Co. AB	121,167	622,048
TF Bank AB(2)	3,718	64,816
Trelleborg AB, B Shares	7,208	315,957
Troax Group AB(2)	3,213	35,905
Truecaller AB, B Shares(2)	11,972	14,630
VBG Group AB, B Shares(2)	560	23,097
Viaplay Group AB, B Shares(1)(2)	422	63
Vitec Software Group AB, B Shares(2)	386	10,222
Volvo AB, A Shares	2,916	113,504
Volvo AB, B Shares	23,132	900,029
Volvo Car AB, Class B(1)(2)	13,446	36,727
Wallenstam AB, B Shares(2)	13,786	69,751
Wihlborgs Fastigheter AB	11,818	125,191
Zinzino AB, Class B(2)	1,854	31,602
		29,478,425
Switzerland — 7.7%
ABB Ltd.	13,790	1,284,348
Accelleron Industries AG	8,739	824,338
Alcon AG	4,874	422,519
Allreal Holding AG	1,244	381,409
APG SGA SA	83	22,946
Arbonia AG(1)	3,283	21,027
Aryzta AG(1)(2)	1,142	82,168
Ascom Holding AG	5,642	36,955
Autoneum Holding AG	352	58,169
Avolta AG(1)	6,491	426,714
Bachem Holding AG, Class B(1)(2)	1,790	138,111
Banque Cantonale Vaudoise(2)	2,683	410,461
Barry Callebaut AG(2)	392	736,790
Basilea Pharmaceutica Ag Allschwil(1)	1,914	137,559
Basler Kantonalbank	488	71,432
Belimo Holding AG	446	444,520
Bell Food Group AG	60	16,801
Bellevue Group AG	89	1,023
BKW AG	289	56,788
Bossard Holding AG, Class A	258	55,430
Bucher Industries AG	428	212,827
Burckhardt Compression Holding AG	297	221,884
Burkhalter Holding AG	770	162,886
Bystronic AG	14	4,646
Cembra Money Bank AG	3,149	407,318
Cham Swiss Properties AG	20	689
Chocoladefabriken Lindt & Spruengli AG	2	329,450
Chocoladefabriken Lindt & Spruengli AG, Participation Certificate	17	280,664
120

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Cicor Technologies Ltd.(1)	187	$40,406
Cie Financiere Richemont SA, Class A	16,698	3,404,015
Cie Financiere Tradition SA, Class BR	194	68,172
Clariant AG(1)	10,848	119,050
Coltene Holding AG(1)(2)	73	5,431
COSMO Pharmaceuticals NV	1,142	168,270
Daetwyler Holding AG, Bearer Shares	1,262	274,294
DKSH Holding AG	3,711	299,637
dormakaba Holding AG	2,690	200,995
EFG International AG(1)	11,488	281,612
Emmi AG	244	257,185
EMS-Chemie Holding AG(2)	218	180,857
Flughafen Zurich AG	1,945	666,409
Forbo Holding AG(2)	114	132,993
Fundamenta Real Estate AG	318	7,856
Galderma Group AG	1,076	203,052
Geberit AG	2,528	2,125,686
Georg Fischer AG(2)	4,489	283,682
Givaudan SA	65	261,065
Gurit Holding AG, Bearer Shares(1)	60	2,151
Helvetia Baloise Holding AG	2,566	666,338
Hiag Immobilien Holding AG	308	54,356
Holcim AG(1)	31,913	2,933,801
Huber & Suhner AG	1,711	411,281
Idorsia Ltd.(1)	580	2,957
Implenia AG	2,599	243,573
Inficon Holding AG	1,506	232,793
Interroll Holding AG	55	138,232
Intershop Holding AG	273	60,557
Julius Baer Group Ltd.	16,880	1,435,305
Kardex Holding AG	273	92,376
Komax Holding AG(1)(2)	256	22,575
Kuehne & Nagel International AG(2)	2,880	670,111
Landis & Gyr Group AG(1)	647	44,170
LEM Holding SA(1)	23	9,496
Leonteq AG(2)	434	6,454
Liechtensteinische Landesbank AG	79	9,574
Logitech International SA	7,823	717,708
Lonza Group AG	1,759	1,223,459
Medacta Group SA(2)	446	92,158
Medmix AG	3,056	37,479
Metall Zug AG, B Shares(2)	4	4,172
Mobilezone Holding AG	1,771	35,684
Mobimo Holding AG	689	358,708
Montana Aerospace AG(1)	3,106	125,837
Nestle SA	30,768	3,361,724
Newron Pharmaceuticals SpA(1)	2,358	56,803
Novartis AG, ADR(2)	34,967	5,896,136
OC Oerlikon Corp. AG Pfaeffikon	17,666	96,776
On Holding AG, Class A(1)	7,593	352,923
Partners Group Holding AG	1,242	1,380,174
Peach Property Group AG(1)	336	2,531
PolyPeptide Group AG(1)	2,539	84,583
121

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
PSP Swiss Property AG	3,499	$753,587
R&S Group Holding AG(1)(2)	2,299	74,148
Roche Holding AG	20,332	9,676,027
Roche Holding AG, Bearer Shares	920	456,007
Sandoz Group AG	3,991	351,576
Schindler Holding AG	1,058	385,690
Schindler Holding AG, Bearer Participation Certificate	1,834	698,261
Schweiter Technologies AG	75	25,264
Schweizerische Nationalbank(2)	2	8,882
SFS Group AG	2,030	322,454
SGS SA	10,498	1,326,165
Siegfried Holding AG	5,555	617,730
Sika AG	3,938	813,406
SKAN Group AG	662	44,832
Softwareone Holding AG(2)	1,972	17,318
Sonova Holding AG	357	93,072
St. Galler Kantonalbank AG	94	78,189
Straumann Holding AG(2)	5,437	650,948
Sulzer AG	1,383	305,465
Swatch Group AG	1,119	55,698
Swatch Group AG, Bearer Shares(2)	653	167,065
Swiss Life Holding AG	1,055	1,208,141
Swiss Prime Site AG	5,545	1,058,095
Swiss Re AG(2)	6,913	1,216,959
Swisscom AG	1,416	1,328,208
Swissquote Group Holding SA	446	237,964
Tecan Group AG	371	65,734
Temenos AG	4,244	393,718
TX Group AG	184	38,497
UBS Group AG	93,581	3,877,061
Valiant Holding AG	1,662	360,086
VAT Group AG	617	435,161
Vetropack Holding AG	591	17,429
Vontobel Holding AG	2,935	267,987
VP Bank AG, Class A	24	2,710
VZ Holding AG	197	37,039
V-ZUG Holding AG(2)	38	2,000
Ypsomed Holding AG(2)	56	19,392
Zehnder Group AG	1,023	108,387
Zurich Insurance Group AG	3,412	2,573,756
		67,263,602
United Kingdom — 12.6%
3i Group PLC	14,301	638,910
4imprint Group PLC	3,585	190,391
Aberdeen Group PLC	248,406	736,065
Admiral Group PLC	13,340	532,926
AEP Plantations PLC	1,607	34,131
AG Barr PLC	685	6,416
Airtel Africa PLC	37,080	173,969
AJ Bell PLC	18,165	105,706
AltynGold PLC(1)	1,825	39,755
Anglo American PLC	43,610	2,175,815
Antofagasta PLC	11,827	679,494
122

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
AO World PLC(1)	14,268	$19,049
Ashmore Group PLC(2)	8,522	27,328
Ashtead Group PLC	21,622	1,548,715
ASOS PLC(1)(2)	2,037	7,786
Associated British Foods PLC	8,532	227,227
Aston Martin Lagonda Global Holdings PLC(1)(2)	3,975	2,484
AstraZeneca PLC	20,109	4,191,721
Atalaya Mining Copper SA	9,799	135,047
Autotrader Group PLC	37,262	246,822
Avation PLC	285	551
Aviva PLC	31,889	293,871
B&M European Value Retail SA	27,589	70,905
Babcock International Group PLC	14,081	257,225
BAE Systems PLC	29,439	840,647
Balfour Beatty PLC	41,886	429,095
Barclays PLC, ADR	121,503	2,950,093
Barratt Redrow PLC	81,754	400,256
Beazley PLC	42,597	725,801
Bellway PLC	7,886	294,824
Berkeley Group Holdings PLC	5,896	342,849
Big Technologies PLC(1)	13,586	20,136
Bloomsbury Publishing PLC	3,095	19,237
Bodycote PLC	4,049	42,570
boohoo Group PLC(1)(2)	39,860	11,824
BP PLC, ADR	113,361	4,405,209
Breedon Group PLC	13,937	67,075
BT Group PLC	286,530	835,120
Bunzl PLC	1,783	52,609
Burberry Group PLC(1)	28,674	448,284
Burford Capital Ltd. (London)	4,035	33,875
Bytes Technology Group PLC(2)	13,031	53,045
Canal & SA	15,829	65,740
Capricorn Energy PLC(1)	3,073	10,744
Carnival PLC, ADR	10,087	317,438
Central Asia Metals PLC	29,526	94,506
Centrica PLC	396,123	1,062,301
Cerillion PLC	1,242	25,931
Chesnara PLC	4,818	21,121
Clarkson PLC	707	40,420
Close Brothers Group PLC(1)	12,404	82,883
CMC Markets PLC	10,517	46,195
Coats Group PLC	243,002	305,205
Coca-Cola HBC AG(1)	12,862	834,889
Compass Group PLC	26,385	808,000
Computacenter PLC	5,698	242,938
Conduit Holdings Ltd.	13,078	76,702
Convatec Group PLC	13,316	45,943
Costain Group PLC	29,754	74,453
Crest Nicholson Holdings PLC(2)	9,099	18,675
Croda International PLC	2,371	98,972
CVS Group PLC	3,814	68,400
DCC PLC	2,688	187,440
DFS Furniture PLC(1)	9,527	24,259
123

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Diageo PLC, ADR(2)	14,012	$1,254,074
Diploma PLC	1,578	120,536
Diversified Energy Co.	4,927	69,197
Domino's Pizza Group PLC	1,387	3,746
Dr. Martens PLC(2)	63,742	59,180
Drax Group PLC	48,004	573,561
Dunelm Group PLC	10,858	147,672
easyJet PLC	19,633	122,737
Ecora Royalties PLC	24,204	46,710
Endeavour Mining PLC	1,938	139,448
EnQuest PLC	140,837	32,323
Experian PLC	5,839	219,775
FDM Group Holdings PLC	2,832	5,392
Ferrexpo PLC(1)	15,137	11,448
Fevertree Drinks PLC	2,653	33,978
Firstgroup PLC(2)	59,495	147,526
Foresight Group Holdings Ltd.	11,752	64,897
Forterra PLC	7,139	18,202
Frasers Group PLC(1)	10,020	94,779
Fresnillo PLC	20,103	1,147,062
Frontier Developments PLC(1)	65	346
Funding Circle Holdings PLC(1)(2)	20,908	40,785
Galliford Try Holdings PLC	7,813	57,773
Games Workshop Group PLC	2,747	660,750
Gamma Communications PLC	4,919	59,392
Genel Energy PLC(1)	8,674	7,526
Georgia Capital PLC(1)	5,138	257,868
Glencore PLC(1)	495,613	3,581,108
Goodwin PLC	323	104,399
Greencore Group PLC	19,364	70,459
Greggs PLC(2)	14,888	318,531
GSK PLC, ADR(2)	81,677	4,829,561
Gulf Keystone Petroleum Ltd.	10,676	30,083
Gulf Marine Services PLC(1)	114,766	35,289
Gym Group PLC(1)	20,627	49,534
Haleon PLC, ADR(2)	62,072	687,137
Halfords Group PLC	24,340	48,675
Halma PLC	5,565	313,140
Harbour Energy PLC	15,191	52,104
Hays PLC	36,679	19,931
Headlam Group PLC(1)	1,141	638
Helios Towers PLC(1)	89,972	242,025
Hikma Pharmaceuticals PLC	4,871	86,387
Hill & Smith PLC	5,811	186,692
Hilton Food Group PLC	5,159	36,849
Hiscox Ltd.	9,524	198,429
Hochschild Mining PLC	48,980	532,714
Hollywood Bowl Group PLC	23,736	84,935
Howden Joinery Group PLC	40,700	530,345
HSBC Holdings PLC, ADR(2)	64,400	5,999,504
Hunting PLC	21,321	148,476
Ibstock PLC(2)	12,744	22,785
ICG PLC	8,268	186,115
124

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
IG Group Holdings PLC	4,504	$79,002
IMI PLC	7,397	287,001
Impax Asset Management Group PLC	2,916	5,748
Inchcape PLC	19,228	230,713
Informa PLC	10,281	116,116
IntegraFin Holdings PLC	8,026	34,318
InterContinental Hotels Group PLC	2,155	296,141
International Personal Finance PLC	14,608	48,788
International Workplace Group PLC	23,879	71,676
Intertek Group PLC	3,215	204,860
Investec PLC	37,502	324,023
IP Group PLC(1)	56,009	42,371
J D Wetherspoon PLC(2)	9,577	93,119
J Sainsbury PLC	87,140	409,519
James Halstead PLC	11,541	20,219
JD Sports Fashion PLC	182,356	200,888
JET2 PLC	9,165	154,866
Johnson Matthey PLC	22,229	603,366
Johnson Service Group PLC	60,798	119,724
Jubilee Metals Group PLC(1)(2)	357,059	21,094
Jupiter Fund Management PLC	7,591	19,174
Just Group PLC	27,621	80,731
Kainos Group PLC	9,759	98,677
Keller Group PLC	11,809	321,823
Kingfisher PLC	160,852	809,090
Knights Group Holdings PLC(2)	100	212
Lancashire Holdings Ltd.	15,994	144,230
Legal & General Group PLC	491,167	1,794,112
Lion Finance Group PLC	4,167	650,648
Liontrust Asset Management PLC	2,711	9,869
Lloyds Banking Group PLC, ADR(2)	592,835	3,290,234
London Stock Exchange Group PLC	2,376	283,085
M&G PLC	47,545	203,014
Man Group PLC	53,277	191,953
Marex Group PLC	4,418	192,006
Marks & Spencer Group PLC	213,207	1,139,825
Marshalls PLC	1,809	4,371
Marston's PLC(1)	85,708	69,498
McBride PLC	15,056	31,585
Me Group International PLC	14,615	26,946
Mears Group PLC	10,049	48,209
Melrose Industries PLC	16,865	128,330
Metals Exploration PLC(1)	159,966	34,037
Mitchells & Butlers PLC(1)	16,206	65,646
Mitie Group PLC	71,514	173,678
Molten Ventures PLC(1)	15,083	94,426
Mondi PLC	4,221	50,460
MONY Group PLC	25,741	59,678
Moonpig Group PLC	12,400	37,092
Morgan Advanced Materials PLC	38,897	126,402
Mortgage Advice Bureau Holdings Ltd.	524	4,537
Motorpoint group PLC	72	134
National Grid PLC, ADR(2)	22,919	2,149,115
125

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
NatWest Group PLC, ADR(2)	145,549	$2,416,113
Next 15 Group PLC(2)	6,766	27,636
Next PLC	8,003	1,458,463
Ninety One PLC	35,691	120,754
Norcros PLC	2,404	11,575
Ocado Group PLC(1)(2)	886	2,519
On the Beach Group PLC	5,273	14,343
OSB Group PLC	29,740	244,349
Oxford Instruments PLC	2,341	82,984
Pagegroup PLC	15,349	39,027
Pan African Resources PLC	97,930	236,600
Paragon Banking Group PLC	13,105	150,899
PayPoint PLC(2)	2,412	19,100
Pearson PLC, ADR	5,145	66,370
Pennon Group PLC	56,589	457,225
Persimmon PLC	15,575	315,896
Phoenix Group Holdings PLC	28,564	295,030
Playtech PLC	3,187	15,137
Plus500 Ltd.	8,532	459,441
Polar Capital Holdings PLC	15,606	133,746
Pollen Street Group Ltd.	1,861	20,261
Prax Exploration & Production PLC(1)	154,073	5,033
Premier Foods PLC	10,225	27,174
Prudential PLC, ADR(2)	76,054	2,338,660
PureTech Health PLC(1)	13,280	21,977
PZ Cussons PLC	7,423	8,207
QinetiQ Group PLC	57,751	394,838
Quilter PLC	193,990	513,391
Rathbones Group PLC	909	27,656
Reach PLC	31,263	30,464
Reckitt Benckiser Group PLC	32,392	2,853,700
RELX PLC, ADR	17,682	615,157
Renishaw PLC	80	4,627
Rentokil Initial PLC	25,994	160,600
RHI Magnesita NV	2,849	127,728
Rightmove PLC	39,067	235,402
Rio Tinto PLC, ADR	29,670	2,947,418
Rolls-Royce Holdings PLC	242,495	4,360,565
Rotork PLC	27,082	140,205
RS Group PLC	22,590	212,237
RWS Holdings PLC	20,183	20,708
Saga PLC(1)	9,135	67,269
Sage Group PLC	19,446	213,979
Savannah Energy PLC(1)	44,665	5,916
Schroders PLC	12,666	99,737
Secure Trust Bank PLC	1,620	33,185
Senior PLC	63,047	260,889
Serabi Gold PLC(1)	10,430	47,995
Serco Group PLC	42,989	174,944
Serica Energy PLC	24,758	80,529
Severn Trent PLC	21,124	932,400
Shell PLC, ADR	77,674	6,486,556
SIG PLC(1)	1,703	231
126

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Smith & Nephew PLC, ADR(2)	4,573	$168,744
Smiths Group PLC	12,682	468,858
Softcat PLC	7,507	115,525
Speedy Hire PLC	6,740	2,310
Spirax Group PLC	1,623	172,942
Spire Healthcare Group PLC	16,825	46,155
SSE PLC	19,276	696,738
SSP Group PLC	58,221	161,326
St. James's Place PLC	60,248	1,090,931
Standard Chartered PLC	80,202	1,978,375
SThree PLC	5,787	13,569
Synthomer PLC(1)(2)	6,745	1,792
Tatton Asset Management PLC	2,800	23,495
Taylor Wimpey PLC	229,133	347,816
TBC Bank Group PLC	2,175	140,671
Tesco PLC	63,092	408,428
Topps Tiles PLC	1,038	573
TP ICAP Group PLC	32,066	109,469
Travis Perkins PLC	15,720	147,356
Treatt PLC(2)	5,081	14,402
Trustpilot Group PLC(1)	47,786	94,564
TUI AG	12,237	116,093
Tullow Oil PLC(1)(2)	13,780	1,999
Unilever PLC, ADR	17,418	1,284,577
United Utilities Group PLC	49,918	935,683
Vanquis Banking Group PLC(1)	22,240	35,849
Vertu Motors PLC	18,946	15,297
Vesuvius PLC	16,465	110,819
Victrex PLC	6,322	60,149
Vistry Group PLC(1)	17,411	163,173
Vodafone Group PLC, ADR	89,826	1,379,727
Volex PLC	12,518	81,698
Vp PLC	87	552
Watches of Switzerland Group PLC(1)	22,093	151,993
Watkin Jones PLC(1)	3,373	1,562
Weir Group PLC	10,969	520,263
WH Smith PLC	2,791	25,986
Whitbread PLC	6,737	235,874
Wickes Group PLC	36,378	123,783
Wise PLC, Class A(1)	26,154	303,043
XP Power Ltd.(1)	1,599	29,848
Yellow Cake PLC(1)	22,412	191,794
Young & Co.'s Brewery PLC, Class A	1,740	20,707
Zigup PLC	33,907	187,638
		110,575,911
United States — 0.4%
Alcoa Corp.	424	26,723
Amrize Ltd.(1)	10,090	647,245
CRH PLC	6,618	794,028
Dauch Corp.(1)	5,882	36,939
Gen Digital, Inc.	12	271
Indivior Pharmaceuticals, Inc.(1)	3,418	111,837
Newmont Corp.	6,802	864,245
127

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Ovintiv, Inc.	2,426	$122,434
Palo Alto Networks, Inc.(1)	484	72,077
Primo Brands Corp., Class A	1,200	27,216
Royal Gold, Inc.	456	136,704
Seadrill Ltd.(1)	869	38,132
Smurfit Westrock PLC	6,148	289,017
Sunococorp LLC	1,081	64,741
Viemed Healthcare, Inc.(1)	200	1,740
		3,233,349
TOTAL COMMON STOCKS (Cost $678,932,504)		875,675,635
RIGHTS — 0.0%
New Zealand — 0.0%
Genesis Energy Ltd.(1)	1,413	180
Sweden — 0.0%
AcadeMedia AB(1)	2,113	131
Nobia AB(1)(2)	55,479	5,221
		5,352
United States — 0.0%
Resolute Forest Products, Inc.(1)	2,300	2,473
TOTAL RIGHTS (Cost $11,804)		8,005
WARRANTS — 0.0%
Australia — 0.0%
Magellan Financial Group Ltd.(1)(2)	79	1
Canada — 0.0%
Constellation Software, Inc.(1)	100	1
Italy — 0.0%
Fincantieri SpA(1)(2)	3,222	6,014
TOTAL WARRANTS (Cost $—)		6,016
SHORT-TERM INVESTMENTS — 6.3%
Money Market Funds — 6.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,189,274	7,189,274
State Street Navigator Securities Lending Government Money Market Portfolio(3)	47,792,083	47,792,083
TOTAL SHORT-TERM INVESTMENTS (Cost $54,981,357)		54,981,357
TOTAL INVESTMENT SECURITIES — 106.1% (Cost $733,925,665)		930,671,013
OTHER ASSETS AND LIABILITIES — (6.1)%		(53,414,392)
TOTAL NET ASSETS — 100.0%		$877,256,621

128

Schedule of Investments - Avantis International Equity Fund

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	23.0%
Industrials	19.7%
Materials	13.8%
Consumer Discretionary	9.7%
Energy	6.7%
Health Care	6.6%
Information Technology	6.3%
Consumer Staples	4.9%
Utilities	4.3%
Communication Services	3.0%
Real Estate	1.8%
Short-Term Investments	6.3%
Other Assets and Liabilities	(6.1)%

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	6	March 2026	$2,066,700	$(4,540)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $76,599,987. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $79,972,276, which includes securities collateral of $32,180,193.

129

Schedule of Investments - Avantis International Equity Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$6,513,614	$49,885,202	—
Belgium	2,157,425	6,770,800	—
Canada	415,421	102,533,032	—
Denmark	4,079,080	9,409,964	—
Finland	559,167	8,477,209	—
France	7,839,142	63,085,533	—
Germany	3,236,490	61,593,566	—
Hong Kong	117,953	14,720,547	—
Israel	1,492,220	9,976,092	—
Italy	2,050,224	21,627,877	—
Japan	17,873,931	179,367,459	—
Netherlands	19,267,986	16,718,002	—
Norway	716,837	5,921,459	—
Singapore	529,864	12,552,526	—
Spain	9,656,008	16,594,641	—
Sweden	2,656,530	26,821,895	—
Switzerland	10,126,120	57,137,482	—
United Kingdom	47,969,414	62,606,497	—
United States	1,535,763	1,697,586	—
Other Countries	—	9,385,077	—
Rights	2,473	5,532	—
Warrants	—	6,016	—
Short-Term Investments	54,981,357	—	—
	$193,777,019	$736,893,994	—

Liabilities
Other Financial Instruments
Futures Contracts	$4,540	—	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Equity
Liability Derivatives:
Payable for variation margin on futures contracts*	$9,368
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended February 28, 2026.

Type of Risk Exposure
Equity
Net realized gain (loss) on:
Futures contract transactions	$45,119
Change in net unrealized appreciation (depreciation) on:
Futures contracts	$(63,935)

See Notes to Financial Statements.
130

Schedule of Investments - Avantis International Small Cap Value Fund
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 100.0%
Australia — 10.1%
29Metals Ltd.(1)	136,603	$39,224
Adairs Ltd.(2)	33,819	45,439
Aeris Resources Ltd.(1)(2)	67,237	25,052
Alliance Aviation Services Ltd.	9,551	4,593
Amplitude Energy Ltd.(1)(2)	59,384	107,623
Aurelia Metals Ltd.(1)	386,629	83,972
Aurizon Holdings Ltd.	388,987	1,148,567
Australian Agricultural Co. Ltd.(1)	38,261	37,310
Australian Finance Group Ltd.	74,626	96,116
Bank of Queensland Ltd.	296,192	1,474,318
Beach Energy Ltd.(2)	1,966,156	1,536,274
Bendigo & Adelaide Bank Ltd.	106,968	814,630
Bravura Solutions Ltd.	50,978	75,360
Capricorn Metals Ltd.(1)	99,291	1,060,229
Catalyst Metals Ltd.(1)	190,012	1,156,377
Challenger Ltd.	359,065	2,280,422
Champion Iron Ltd.(2)	312,036	1,190,357
Coast Entertainment Holdings Ltd.(1)	93,560	38,691
Coronado Global Resources, Inc.	260,622	58,341
Dyno Nobel Ltd.	623,817	1,473,074
Elders Ltd.	1,270	6,557
Emeco Holdings Ltd.(1)	88,013	84,494
Emerald Resources NL(1)	55,960	287,317
EML Payments Ltd.(1)	3,043	1,396
EVT Ltd.	35,373	334,642
FleetPartners Group Ltd.	76,422	144,036
GenusPlus Group Ltd.	11,109	61,430
GrainCorp Ltd., A Shares	43,151	189,113
Grange Resources Ltd.(1)	222,445	36,444
GWA Group Ltd.	3,958	6,726
Harvey Norman Holdings Ltd.	22,994	94,130
Helia Group Ltd.	326,671	1,399,578
HUB24 Ltd.	126	8,754
Humm Group Ltd.(2)	50,226	24,979
Iluka Resources Ltd.(2)	360,679	1,730,409
Inghams Group Ltd.(2)	374,841	549,337
Karoon Energy Ltd.(2)	994,535	1,097,828
L1 Group Ltd.(2)	120,224	106,108
Leo Lithium Ltd.(1)(2)	183,575	1,306
Macmahon Holdings Ltd.	201,489	106,964
Macquarie Technology Group Ltd.(1)(2)	2,350	113,358
Magellan Financial Group Ltd.	106,014	637,419
Metals X Ltd.(1)	302,924	307,944
MGX Resources Ltd.(1)(2)	54,215	18,324
Mineral Resources Ltd.(1)(2)	35,778	1,546,347
Monadelphous Group Ltd.	72,904	1,682,389
Myer Holdings Ltd.(1)(2)	436,588	116,176
New Hope Corp. Ltd.(2)	474,065	1,580,011
Nickel Industries Ltd.(1)	309,043	221,532
NRW Holdings Ltd.	366,176	1,701,349
131

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Nufarm Ltd.(1)(2)	304,793	$446,692
OFX Group Ltd.(1)	32,997	15,618
Ora Banda Mining Ltd.(1)	332,931	307,801
Orora Ltd.	449,104	684,833
Pacific Current Group Ltd.	868	6,195
Perenti Ltd.	692,924	1,158,684
Perseus Mining Ltd.	1,250,073	5,373,380
Premier Investments Ltd.	17,111	163,657
Ramelius Resources Ltd.	1,180,857	3,879,533
Regis Resources Ltd.	851,563	5,763,812
Resimac Group Ltd.	17,203	14,248
Resolute Mining Ltd.(1)	2,465,223	2,620,362
Ricegrowers Ltd.(2)	4,325	40,696
Ridley Corp. Ltd.	51,219	104,951
Sandfire Resources Ltd.(1)	284,384	4,079,189
Sims Ltd.	105,064	1,641,015
Southern Cross Media Group Ltd.(2)	33,053	14,349
SRG Global Ltd.	201,617	416,377
St Barbara Ltd.(1)	229,669	135,991
Stanmore Resources Ltd.	221,517	415,596
Star Entertainment Group Ltd.(1)	1,258,884	111,973
Super Retail Group Ltd.	124,404	1,373,657
Ten Sixty Four Ltd.(1)	4,832	34
Terracom Ltd.(1)(2)	194,588	9,149
Tyro Payments Ltd.(1)(2)	106,005	65,964
Universal Store Holdings Ltd.	9,488	63,240
Vault Minerals Ltd.(1)	280,967	1,181,555
Viva Energy Group Ltd.(2)	378,133	476,421
West African Resources Ltd.(1)	1,198,433	2,992,690
Westgold Resources Ltd.	150,223	833,948
Whitehaven Coal Ltd.	688,535	3,823,397
		65,157,373
Austria — 1.3%
AT&S Austria Technologie & Systemtechnik AG(1)	66,336	4,015,263
CPI Europe AG(1)	21,442	406,719
Lenzing AG(1)	45,878	1,324,267
Oesterreichische Post AG	7,891	326,760
Porr AG	40,903	1,885,021
Semperit AG Holding	4,585	73,035
UNIQA Insurance Group AG	28,006	553,503
		8,584,568
Belgium — 1.3%
Barco NV	20,813	266,599
Bekaert SA	36,122	1,864,283
bpost SA(1)	1,050	2,657
Cie d'Entreprises CFE	3,893	55,955
Deceuninck NV	1,622	4,419
Deme Group NV	933	216,650
EVS Broadcast Equipment SA	1,791	72,049
Gimv NV	4,146	229,282
Ion Beam Applications(2)	2,420	43,928
Jensen-Group NV	250	19,841
KBC Ancora	5,579	495,679
132

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Kinepolis Group NV(2)	4,009	$128,814
Proximus SADP	132,607	1,093,582
Solvay SA	45,115	1,481,911
Tessenderlo Group SA	10,618	335,799
Umicore SA	97,116	2,069,726
		8,381,174
Canada — 10.6%
ADENTRA, Inc.	7,330	202,642
Advantage Energy Ltd.(1)	98,100	750,826
Aecon Group, Inc.	500	13,933
Alaris Equity Partners Income	1,400	22,960
Algoma Central Corp.	200	3,495
Allied Gold Corp.(1)	27,100	857,870
Amerigo Resources Ltd.	53,132	241,500
Aris Mining Corp.(1)	47,300	1,071,493
Athabasca Oil Corp.(1)	270,200	1,747,124
AutoCanada, Inc.(1)	5,600	108,301
B2Gold Corp.	786,052	4,829,087
Badger Infrastructure Solutions Ltd.	7,800	418,062
Baytex Energy Corp.	314,849	1,209,493
Birchcliff Energy Ltd.	53,215	267,236
Bonterra Energy Corp.(1)(2)	5,800	22,493
Boston Pizza Royalties Income Fund	446	8,344
Brookfield Wealth Solutions Ltd.	5,250	233,432
Calfrac Well Services Ltd.(1)(2)	4,100	16,983
Canacol Energy Ltd.(1)(2)	3,101	2,609
Canada Goose Holdings, Inc.(1)	3,233	39,818
Cardinal Energy Ltd.	76,900	556,433
Cascades, Inc.	47,200	416,272
Centerra Gold, Inc.	106,187	2,231,869
CES Energy Solutions Corp.	89,620	1,105,755
Chorus Aviation, Inc.(2)	1,223	22,182
Discovery Silver Corp.(1)	45,200	373,450
Doman Building Materials Group Ltd.	2,200	16,822
Dorel Industries, Inc., Class B(1)(2)	877	1,132
Eldorado Gold Corp.	95,700	4,444,555
Empire Co. Ltd., Class A	9,700	344,039
Enerflex Ltd.	76,086	1,707,410
Ensign Energy Services, Inc.(1)(2)	30,100	79,881
ERO Copper Corp.(1)	58,600	2,004,528
Evertz Technologies Ltd.	200	2,381
Finning International, Inc.	63,900	4,307,939
Fortuna Mining Corp.(1)	173,700	2,373,643
Frontera Energy Corp.	7,694	64,302
Galiano Gold, Inc.(1)	34,266	119,575
goeasy Ltd.(2)	2,330	183,421
Headwater Exploration, Inc.	135,510	1,247,759
Hudbay Minerals, Inc.	173,125	4,905,452
Hut 8 Corp.(1)	234	12,454
iA Financial Corp., Inc.	75	8,530
Imperial Metals Corp.(1)	11,666	88,261
International Petroleum Corp.(1)(2)	28,502	650,465
Jaguar Mining, Inc.(1)	5,341	36,258
133

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Journey Energy, Inc.(1)	520	$1,567
K92 Mining, Inc.(1)	50,500	1,217,287
Kelt Exploration Ltd.(1)	29,700	188,993
Laurentian Bank of Canada	8,327	245,344
Linamar Corp.	14,200	978,661
Lithium Argentina AG(1)	7,900	63,823
Logan Energy Corp.(1)(2)	71,900	41,641
Martinrea International, Inc.	42,160	331,024
Mullen Group Ltd.(2)	22,700	287,068
New Gold, Inc.(1)	392,670	5,273,791
North American Construction Group Ltd.	14,249	238,589
North West Co., Inc.	6,300	258,549
Northland Power, Inc.	89,200	1,429,502
OceanaGold Corp.	138,933	5,908,510
Orezone Gold Corp.(1)	92,282	186,046
Osisko Metals, Inc.(1)	40,000	45,453
Paramount Resources Ltd., A Shares(2)	53,600	1,060,958
Parex Resources, Inc.	54,100	846,372
PetroTal Corp.(2)	367,500	107,767
Peyto Exploration & Development Corp.(2)	113,100	2,191,439
PHX Energy Services Corp.	3,700	32,686
Pizza Pizza Royalty Corp.(2)	300	3,679
Precision Drilling Corp.(1)	5,910	512,643
Real Matters, Inc.(1)(2)	14,527	66,562
Rogers Sugar, Inc.	14,835	71,671
Saturn Oil & Gas, Inc.(1)	4,900	11,962
South Bow Corp.	17,500	562,699
Spartan Delta Corp.(1)(2)	40,300	323,511
Spin Master Corp., VTG Shares	3,200	45,160
Stella-Jones, Inc.	4,700	322,545
SunOpta, Inc.(1)	3,200	20,597
Surge Energy, Inc.(2)	68,800	407,035
Tamarack Valley Energy Ltd.	346,400	2,587,747
Taseko Mines Ltd.(1)	23,000	204,868
Torex Gold Resources, Inc.	8,098	493,402
Total Energy Services, Inc.	7,000	92,885
Transcontinental, Inc., Class A	800	13,642
Trican Well Service Ltd.	99,105	472,984
Valeura Energy, Inc.(1)(2)	65,200	526,265
Vermilion Energy, Inc.	84,200	904,314
Wajax Corp.	2,575	59,313
Wesdome Gold Mines Ltd.(1)	12,055	237,026
Western Forest Products, Inc.(1)(2)	1,156	11,899
Westshore Terminals Investment Corp.	3,800	89,146
		68,349,094
China — 0.0%
China Gold International Resources Corp. Ltd.(2)	2,500	66,896
Ever Sunshine Services Group Ltd.	266,000	60,438
K Wah International Holdings Ltd.	166,000	59,929
LK Technology Holdings Ltd.	250	107
		187,370
Denmark — 1.7%
AL Sydbank	31,282	2,804,764
134

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
D/S Norden AS	18,945	$849,513
Dfds AS(1)	14,597	238,733
FLSmidth & Co. AS	1,923	170,233
H&H International AS, B Shares(1)	1,425	19,107
Harboes Bryggeri AS, Class B	336	6,178
Jyske Bank AS	3,019	452,472
Nilfisk Holding AS(1)	2,671	58,785
NKT AS(1)	23,906	3,089,998
NTG Nordic Transport Group AS(1)	232	6,255
Per Aarsleff Holding AS	12,821	1,623,180
Schouw & Co. AS	2,725	291,133
Solar AS, B Shares	3,968	124,890
TORM PLC, Class A	22,581	662,668
Zealand Pharma AS(1)	4,937	285,778
		10,683,687
Finland — 1.0%
Aspo OYJ	1,402	11,461
Atria OYJ	343	7,257
Bittium OYJ	1,625	51,461
Citycon OYJ(1)	46,434	208,659
Finnair OYJ(1)(2)	153,751	630,923
Harvia OYJ(2)	2,492	108,796
Hiab OYJ, B Shares	6,491	372,955
Incap OYJ(1)(2)	1,674	20,425
Kalmar OYJ, B Shares	14,875	854,074
Kemira OYJ(2)	13,444	325,788
Lassila & Tikanoja OYJ(1)	14,024	125,838
Luotea PLC	14,024	40,797
Marimekko OYJ	10,569	139,869
Nokian Renkaat OYJ(2)	100,216	1,260,773
Outokumpu OYJ	173,081	1,168,658
Puuilo OYJ	79,938	1,142,347
Talenom OYJ	3,181	9,431
Verkkokauppa.com OYJ(1)	249	1,064
YIT OYJ(1)(2)	1,678	5,647
		6,486,223
France — 3.0%
AKWEL SADIR	113	999
Antin Infrastructure Partners SA	1,193	13,554
Arkema SA	11,634	847,249
Catana Group	4,546	14,457
Cie des Alpes	21,654	742,370
Clariane SE(1)	31,774	151,721
Coface SA	66,976	1,238,893
Derichebourg SA	112,467	1,247,607
Emeis SA(1)	24,079	435,284
Etablissements Maurel et Prom SA	65,205	694,884
Euroapi SA(1)	31,710	80,090
Genfit SA(1)	3,937	41,801
Guerbet(1)(2)	63	995
ID Logistics Group SACA(1)	30	14,107
Jacquet Metals SACA	893	24,335
Kaufman & Broad SA	11,089	424,950
135

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Maisons du Monde SA(1)(2)	12,783	$20,470
Manitou BF SA	4,237	117,667
Mersen SA	17,622	577,939
Metropole Television SA	3,611	49,343
Nexans SA	228	32,753
Nexity SA(1)(2)	16,608	186,571
North Atlantic Energies	1,404	64,454
Opmobility	50,819	1,016,928
OVH Groupe SA(1)(2)	4,613	50,449
Pullup Entertainment(2)	1,787	25,989
ReWorld Media SA	1,855	3,648
SES SA	335,272	2,496,064
SMCP SA(1)(2)	38,210	308,665
Solutions 30 SE(1)	45,934	47,668
Synergie SE	96	3,215
Television Francaise 1 SA(2)	43,894	375,854
Trigano SA	634	125,469
Ubisoft Entertainment SA(1)(2)	79,591	390,475
Valeo SE	181,489	2,617,255
Vallourec SACA(2)	116,997	2,737,347
Vicat SACA	10,201	854,952
Vusion(2)	4,618	649,203
X-Fab Silicon Foundries SE(1)	57,321	315,940
		19,041,614
Germany — 3.4%
2G Energy AG	5,689	256,200
7C Solarparken AG(1)	5,130	9,777
Alzchem Group AG	3,342	584,424
Aurubis AG	5,082	1,029,696
Baader Bank AG	2,427	20,582
Bijou Brigitte AG	517	28,172
Borussia Dortmund GmbH & Co. KGaA	39,622	146,879
CANCOM SE	320	8,989
Cewe Stiftung & Co. KGaA	2,659	314,923
Deutsche Rohstoff AG	583	49,986
Draegerwerk AG & Co. KGaA	622	55,342
Draegerwerk AG & Co. KGaA, Preference Shares	2,357	249,839
Einhell Germany AG, Preference Shares	715	71,360
Elmos Semiconductor SE	3,370	580,478
flatexDEGIRO SE	54,297	1,967,300
Friedrich Vorwerk Group SE	5,371	509,059
Gesco SE	473	8,452
Grand City Properties SA	4,066	53,253
Heidelberger Druckmaschinen AG(1)	189,120	317,084
HelloFresh SE(1)	6,419	36,416
Hornbach Holding AG & Co. KGaA	6,519	659,369
HUGO BOSS AG	28,340	1,246,250
Indus Holding AG	6,340	228,573
Instone Real Estate Group SE	1,059	11,753
JOST Werke SE	4,048	320,882
Jungheinrich AG, Preference Shares	35,468	1,337,141
Kloeckner & Co. SE	38,173	494,184
Koenig & Bauer AG(1)	6,503	69,635
136

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Kontron AG(2)	25,013	$689,351
Krones AG	2,045	320,200
KSB SE & Co. KGaA	1	1,350
KSB SE & Co. KGaA, Preference Shares	69	87,711
Lang & Schwarz AG	2,492	70,926
Lanxess AG	50,171	1,127,884
Multitude AG	937	6,966
Mutares SE & Co. KGaA	10,033	367,549
Norma Group SE	18,384	342,181
ProCredit Holding AG	7,223	71,927
SAF-Holland SE	35,384	830,021
Salzgitter AG	9,786	624,593
Schaeffler AG	76,463	931,476
Sixt SE	9,709	752,669
Sixt SE, Preference Shares	11,804	762,345
SMA Solar Technology AG(1)	8,550	322,030
Steico SE	1,810	53,876
STO SE & Co. KGaA, Preference Shares	1,138	165,504
Suedzucker AG	44,896	537,062
thyssenkrupp AG	222,457	2,744,955
Tkms AG& Co. KGaA(1)	3,632	412,105
Villeroy & Boch AG, Preference Shares	195	4,498
Vossloh AG	192	18,534
Wacker Neuson SE	5,013	123,051
Wuestenrot & Wuerttembergische AG	829	16,195
		22,050,957
Hong Kong — 1.4%
Analogue Holdings Ltd.	12,000	1,591
AustAsia Group Ltd.(1)	7,812	2,371
Cafe de Coral Holdings Ltd.(2)	332,000	196,276
Chow Sang Sang Holdings International Ltd.	124,000	220,432
Crystal International Group Ltd.	15,500	14,729
Dah Sing Banking Group Ltd.	192,800	322,460
Dah Sing Financial Holdings Ltd.	101,200	549,326
Deep Source Holdings Ltd.(1)	1,430,000	159,170
Dickson Concepts International Ltd.	10,000	7,388
Eagle Nice International Holdings Ltd.	2,000	881
E-Commodities Holdings Ltd.	1,440,000	156,162
Great Eagle Holdings Ltd.	9,000	20,536
Hang Lung Group Ltd.	238,000	510,200
IGG, Inc.	84,000	33,799
Impro Precision Industries Ltd.(2)	166,000	184,506
International Housewares Retail Co. Ltd.	10,000	983
Johnson Electric Holdings Ltd.	381,906	1,508,856
JS Global Lifestyle Co. Ltd.(1)	65,000	15,041
Karrie International Holdings Ltd.	20,000	6,864
Man Wah Holdings Ltd.	513,600	334,503
Midland Holdings Ltd.(1)	156,000	66,761
Minmetals Land Ltd.(1)	4,000	511
Oriental Watch Holdings	52,000	22,733
Pacific Basin Shipping Ltd.	3,591,000	1,587,412
PAX Global Technology Ltd.	1,000	621
Regina Miracle International Holdings Ltd.	25,000	7,572
137

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Shun Tak Holdings Ltd.(1)	406,000	$35,263
Singamas Container Holdings Ltd.	268,000	23,290
SJM Holdings Ltd.(1)(2)	2,228,000	685,558
SmarTone Telecommunications Holdings Ltd.	92,000	61,943
Stella International Holdings Ltd.	22,500	43,390
Sun Hung Kai & Co. Ltd.	38,000	21,451
Tai Hing Group Holdings Ltd.	50,000	7,083
Ten Pao Group Holdings Ltd.	80,000	28,596
Texhong International Group Ltd.	102,000	87,295
Texwinca Holdings Ltd.	26,000	3,947
Truly International Holdings Ltd.	218,000	27,505
United Energy Group Ltd.	6,848,000	571,420
United Laboratories International Holdings Ltd.(2)	252,000	419,028
VSTECS Holdings Ltd.	550,000	557,138
Yue Yuen Industrial Holdings Ltd.	263,000	624,221
		9,128,812
Ireland — 0.2%
FBD Holdings PLC	2,442	48,845
Glenveagh Properties PLC(1)	372,675	991,317
Origin Enterprises PLC	11,585	57,902
Permanent TSB Group Holdings PLC(1)	4,574	17,207
		1,115,271
Israel — 4.0%
Adgar Investment & Development Ltd.(1)	786	1,076
Africa Israel Residences Ltd.	193	17,034
Alony Hetz Properties & Investments Ltd.	14,496	170,348
Amot Investments Ltd.	21,541	142,991
Ashdod Refinery Ltd.(1)	1,929	35,101
Bezeq The Israeli Telecommunication Corp. Ltd.	405,386	1,068,972
Big Shopping Centers Ltd.	614	147,958
Blue Square Real Estate Ltd.	1,167	157,003
Cellcom Israel Ltd.	11,701	136,393
Clal Insurance Enterprises Holdings Ltd.	35,583	2,661,559
Delek Automotive Systems Ltd.	704	4,397
Delek Group Ltd.	5,943	1,823,345
Delta Galil Ltd.	2,662	129,110
Direct Finance of Direct Group 2006 Ltd.	198	30,936
Dor Alon Energy in Israel 1988 Ltd.	81	4,794
Doral Group Renewable Energy Resources Ltd.(1)	27,226	523,460
El Al Israel Airlines	96,639	481,894
Elco Ltd.	345	16,714
Energix-Renewable Energies Ltd.	189	1,204
Enlight Renewable Energy Ltd.(1)	29,700	2,037,256
Equital Ltd.(1)	6,646	305,888
Fattal Holdings 1998 Ltd.(1)	3,348	656,625
FIBI Holdings Ltd.	9,053	946,167
First International Bank Of Israel Ltd.	1,495	128,639
Fox Wizel Ltd.	827	74,765
G City Ltd.	41,479	103,983
Harel Insurance Investments & Financial Services Ltd.	46,657	2,454,939
IDI Insurance Co. Ltd.	3,480	254,034
Inmode Ltd.(1)	4,280	58,850
Isracard Ltd.	46,515	221,466
138

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Israel Canada TR Ltd.	55,926	$350,413
Israel Corp. Ltd.	1,752	452,750
Isras Holdings Ltd.(1)	163	16,944
Isras Investment Co. Ltd.	520	139,430
Land Development Nimrodi Group Ltd.	2,361	29,276
M Yochananof & Sons Ltd.	465	53,693
Malam-Team Holding Ltd.(1)	163	8,282
Menora Mivtachim Holdings Ltd.	9,781	1,399,320
Migdal Insurance & Financial Holdings Ltd.(1)	189,271	1,025,220
Mivne Real Estate KD Ltd.	34,520	143,215
Mizrahi Tefahot Bank Ltd.	1	37
Naphtha Israel Petroleum Corp. Ltd.(1)	2,351	18,847
Neto Malinda Trading Ltd.	1,470	85,342
Nexxen International Ltd.(1)	2,976	19,165
Norstar Holdings, Inc.	1,824	4,188
Oil Refineries Ltd.	1,783,064	581,263
Orion Retail Properties Ltd.(1)	5,277	4,464
Partner Communications Co. Ltd.	65,087	796,378
Perion Network Ltd.(1)	573	4,749
Phoenix Financial Ltd.	51,902	2,653,655
Property & Building Corp. Ltd.	90	10,102
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	92	11,827
Scope Metals Group Ltd.	69	4,498
Shikun & Binui Ltd.(1)	71	374
Shufersal Ltd.	112,222	1,573,502
Summit Real Estate Holdings Ltd.	8,339	150,843
Tadiran Group Ltd.	102	6,483
Tamar Petroleum Ltd.	4,695	49,049
Tera Light Ltd.(1)	1,388	7,291
Victory Supermarket Chain Ltd.	265	4,599
YH Dimri Construction & Development Ltd.	35	4,981
ZIM Integrated Shipping Services Ltd.	58,921	1,698,692
		26,105,773
Italy — 2.6%
Aquafil SpA(1)	14,237	24,489
Arnoldo Mondadori Editore SpA	27,447	66,889
Azimut Holding SpA	64,424	2,654,975
Banca IFIS SpA	1,964	56,962
Banca Sistema SpA(1)	33,424	62,612
Banco di Desio e della Brianza SpA	8,206	88,232
BasicNet SpA	1,033	8,150
BFF Bank SpA(1)	63,451	282,496
Brembo NV(2)	28,629	339,373
Credito Emiliano SpA	57,026	1,047,990
d'Amico International Shipping SA(2)	78,261	719,116
Danieli & C Officine Meccaniche SpA, Preference Shares	273	15,188
Emak SpA	6,148	6,574
ERG SpA	60,494	1,782,508
Eurogroup Laminations SpA(2)	1,972	3,262
Ferretti SpA(2)	83,663	382,297
Fila SpA(2)	13,924	155,160
Fincantieri SpA(1)	51,474	871,784
Gefran SpA	300	3,944
139

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Geox SpA(1)(2)	48,891	$17,149
Iveco Group NV(2)	47,702	1,080,577
MFE-MediaForEurope NV, Class A	164,999	602,468
MFE-MediaForEurope NV, Class B(2)	58,688	277,731
NewPrinces SpA(1)	15,387	383,866
Orsero SpA	1,264	29,213
OVS SpA	184,882	1,081,691
Safilo Group SpA(1)	165,929	368,613
Saipem SpA(2)	666,008	2,800,282
Salvatore Ferragamo SpA(1)	37,239	295,812
TREVI - Finanziaria Industriale SpA(1)	164,595	155,977
Webuild SpA(2)	312,635	1,216,031
		16,881,411
Japan — 34.0%
& ST HD Co. Ltd.(2)	7,800	149,592
77 Bank Ltd.	21,300	1,338,771
AD Works Group Co. Ltd.(2)	40,300	119,919
ADEKA Corp.(2)	5,400	165,712
AEON Financial Service Co. Ltd.(2)	73,000	824,569
Aeon Hokkaido Corp.	6,500	37,974
AFC-HD AMS Life Science Co. Ltd.	1,300	7,551
Ahresty Corp.	9,900	59,687
Aichi Corp.	7,500	70,342
Aichi Steel Corp.	21,600	483,884
Aiful Corp.	26,600	88,098
Airman Corp.	1,000	14,457
Airport Facilities Co. Ltd.(2)	400	2,687
Aisan Industry Co. Ltd.	43,700	641,447
Akebono Brake Industry Co. Ltd.(1)(2)	6,200	5,897
Alconix Corp.(2)	20,700	437,398
Alfresa Holdings Corp.	24,900	427,972
Alinco, Inc.	200	1,519
Allied Telesis Holdings KK(2)	43,600	82,721
Alps Alpine Co. Ltd.	150,300	2,250,097
Amuse, Inc.	400	5,388
AOKI Holdings, Inc.	25,900	300,193
Arakawa Chemical Industries Ltd.	1,500	14,923
Arata Corp.	18,700	368,680
ARCLANDS Corp.(2)	48,400	606,772
Arcs Co. Ltd.(2)	29,000	724,215
ARE Holdings, Inc.	5,800	168,802
Artience Co. Ltd.	10,400	292,921
Asahi Co. Ltd.	5,500	46,192
Asahi Yukizai Corp.(2)	2,400	77,946
Asanuma Corp.	59,600	438,250
Asia Pile Holdings Corp.(2)	8,700	87,955
Autobacs Seven Co. Ltd.	200	2,277
Awa Bank Ltd.	7,900	302,396
Axial Retailing, Inc.	55,500	463,506
Bando Chemical Industries Ltd.	9,900	151,279
Bank of Nagoya Ltd.	21,000	794,895
Bank of Saga Ltd.	6,400	212,042
Bank of the Ryukyus Ltd.(2)	12,300	192,777
140

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Belc Co. Ltd.(2)	3,700	$191,039
Belluna Co. Ltd.	6,600	41,787
BML, Inc.	700	19,515
Bookoff Group Holdings Ltd.	2,800	34,205
Bunka Shutter Co. Ltd.	1,100	15,177
Carlit Co. Ltd.(2)	6,200	120,170
Cawachi Ltd.	1,600	33,932
Central Glass Co. Ltd.	16,600	468,727
Chiba Kogyo Bank Ltd.(2)	2,000	31,367
Chori Co. Ltd.	300	8,938
Chubu Shiryo Co. Ltd.	1,600	20,348
Chubu Steel Plate Co. Ltd.(2)	4,000	61,106
Chuetsu Pulp & Paper Co. Ltd.	2,700	35,189
Chuo Spring Co. Ltd.(2)	1,300	28,167
Citizen Watch Co. Ltd.	37,500	458,901
CKD Corp.	27,900	987,431
CMK Corp.	48,200	193,161
Cosmo Energy Holdings Co. Ltd.	21,800	673,698
Credit Saison Co. Ltd.	46,300	1,409,766
CTI Engineering Co. Ltd.	3,200	71,492
Daicel Corp.	188,500	1,978,738
Daido Metal Co. Ltd.(2)	8,100	63,528
Daido Steel Co. Ltd.(2)	89,400	1,362,524
Daihatsu Infinearth Mfg Co. Ltd.	3,300	54,164
Daiichi Jitsugyo Co. Ltd.	1,400	31,997
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.(2)	200	3,596
Daiki Aluminium Industry Co. Ltd.	1,100	10,495
Daikoku Denki Co. Ltd.	3,200	55,069
Daikokutenbussan Co. Ltd.	1,100	39,172
Daikyonishikawa Corp.	5,100	30,804
Daio Paper Corp.	92,600	695,016
Daishi Hokuetsu Financial Group, Inc.	72,000	939,278
Daishinku Corp.	1,500	6,596
Daito Pharmaceutical Co. Ltd.	2,100	19,765
Daitron Co. Ltd.	8,200	157,969
Daiwabo Holdings Co. Ltd.	31,000	634,255
DCM Holdings Co. Ltd.(2)	4,400	48,005
Denka Co. Ltd.(2)	61,800	1,454,862
Densan System Holdings Co. Ltd.	400	7,954
DIC Corp.	70,500	2,000,544
DKS Co. Ltd.(2)	3,400	268,894
Doshisha Co. Ltd.	1,200	28,521
Dowa Holdings Co. Ltd.	2,000	147,728
Eagle Industry Co. Ltd.(2)	7,100	155,518
Eco's Co. Ltd.	100	1,969
EDION Corp.	52,900	760,215
Ehime Bank Ltd.(2)	8,800	106,472
Eizo Corp.	100	1,473
EJ Holdings, Inc.	1,100	13,628
Electric Power Development Co. Ltd.(2)	60,900	1,454,432
Endo Lighting Corp.	8,900	169,769
eRex Co. Ltd.	26,400	124,427
ERI Holdings Co. Ltd.	400	12,208
141

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Exedy Corp.	13,600	$538,721
FCC Co. Ltd.	30,400	750,458
Feed One Co. Ltd.	600	5,119
Ferrotec Corp.(2)	41,400	1,680,139
FIDEA Holdings Co. Ltd.	3,420	47,911
First Bank of Toyama Ltd.(2)	35,300	614,373
Foster Electric Co. Ltd.(2)	12,100	241,989
France Bed Holdings Co. Ltd.	3,100	27,154
Fudo Tetra Corp.	9,500	242,058
Fuji Co. Ltd.(2)	1,800	24,193
Fuji Seal International, Inc.	25,200	464,324
Fujibo Holdings, Inc.	5,300	371,308
Fujikura Composites, Inc.	4,600	79,932
FuKoKu Co. Ltd.	2,900	37,392
Fukuyama Transporting Co. Ltd.	400	14,350
Furukawa Co. Ltd.	20,100	749,520
Furukawa Electric Co. Ltd.	31,100	5,572,201
Furuno Electric Co. Ltd.(2)	13,200	668,950
Fuso Chemical Co. Ltd.(2)	16,600	1,016,690
Futaba Industrial Co. Ltd.	35,900	268,986
Fuyo General Lease Co. Ltd.	45,300	1,346,424
Gakken Holdings Co. Ltd.	2,000	13,664
Gamecard Holdings, Inc.	1,700	32,074
Gecoss Corp.	400	4,941
Genky DrugStores Co. Ltd.	9,100	261,656
Geo Holdings Corp.	21,500	247,157
GLOBERIDE, Inc.	1,100	16,656
Glory Ltd.(2)	43,700	1,163,113
Godo Steel Ltd.(2)	2,100	54,541
Good Com Asset Co. Ltd.(2)	3,200	31,879
GS Yuasa Corp.	81,400	2,891,379
G-Tekt Corp.	13,300	175,737
Gunma Bank Ltd.	81,700	1,181,042
Gunze Ltd.	7,600	230,675
H2O Retailing Corp.	75,300	1,178,866
Hagihara Industries, Inc.	4,200	49,872
Hakudo Co. Ltd.	1,200	20,626
Halows Co. Ltd.	4,300	135,165
Hamakyorex Co. Ltd.	22,800	286,254
Hanwa Co. Ltd.	11,300	648,196
Hazama Ando Corp.	156,900	2,148,818
Heiwa Corp.(2)	9,400	121,510
Heiwado Co. Ltd.(2)	29,700	572,283
HI-LEX Corp.	1,400	35,799
Hino Motors Ltd.(1)	252,000	737,626
Hirano Tecseed Co. Ltd.(2)	800	9,799
Hirogin Holdings, Inc.	16,300	201,583
Hodogaya Chemical Co. Ltd.	4,200	64,254
Hokko Chemical Industry Co. Ltd.	1,000	12,017
Hokuhoku Financial Group, Inc.	53,900	2,152,973
H-One Co. Ltd.	9,300	88,163
HS Holdings Co. Ltd.	900	7,505
Hyakugo Bank Ltd.	59,400	645,062
142

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Hyakujushi Bank Ltd.	4,300	$268,229
Ichikoh Industries Ltd.	4,500	16,408
Ichinen Holdings Co. Ltd.	6,900	96,460
Iino Kaiun Kaisha Ltd.(2)	84,700	901,814
i-mobile Co. Ltd.	7,500	25,773
Inabata & Co. Ltd.	18,100	504,904
INFRONEER Holdings, Inc.	193,100	3,232,005
Innotech Corp.	1,800	33,565
Internet Initiative Japan, Inc.	900	13,121
Inui Global Logistics Co. Ltd.(2)	13,700	144,516
Iriso Electronics Co. Ltd.	17,000	417,206
Ishihara Sangyo Kaisha Ltd.	32,200	806,166
Ito En Ltd.	64,500	1,255,252
Ito En Ltd., Preference Shares	15,300	178,109
Itochu Enex Co. Ltd.	22,800	304,587
Itochu-Shokuhin Co. Ltd.	2,200	184,794
IwaiCosmo Holdings, Inc.	11,500	289,697
Iwatani Corp.	55,100	726,313
Iyogin Holdings, Inc.	8,400	182,062
Izumi Co. Ltd.(2)	57,300	380,947
J Trust Co. Ltd.	15,700	54,127
Jaccs Co. Ltd.	20,100	569,458
JAFCO Group Co. Ltd.(2)	800	12,681
Japan Aviation Electronics Industry Ltd.	18,600	320,929
Japan Cash Machine Co. Ltd.	7,900	63,473
Japan Electronic Materials Corp.	8,100	414,988
Japan Petroleum Exploration Co. Ltd.	115,900	1,774,139
Japan Pulp & Paper Co. Ltd.	52,600	388,946
Japan Transcity Corp.	7,000	60,799
Japan Wool Textile Co. Ltd.	1,300	17,430
JM Holdings Co. Ltd.	5,800	64,284
J-Oil Mills, Inc.	10,800	145,011
Joshin Denki Co. Ltd.	2,300	41,896
JSB Co. Ltd.	2,200	49,316
JSP Corp.	5,600	104,527
JTEKT Corp.	171,400	2,352,482
Juroku Financial Group, Inc.	11,800	776,567
JVCKenwood Corp.	123,200	1,023,094
Kaga Electronics Co. Ltd.	37,800	1,053,501
Kamei Corp.	6,600	143,415
Kanadevia Corp.	133,700	929,756
Kanamoto Co. Ltd.	37,000	1,031,334
Kaneka Corp.	33,300	1,125,551
Kanematsu Corp.	141,800	2,229,118
Kanto Denka Kogyo Co. Ltd.	31,100	350,879
Kato Sangyo Co. Ltd.	8,700	380,938
Kawada Technologies, Inc.	8,500	300,215
Keihan Holdings Co. Ltd.	25,700	570,236
Keihanshin Building Co. Ltd.	200	2,783
Keiyo Bank Ltd.	19,400	279,082
Kenko Mayonnaise Co. Ltd.	2,000	29,629
KH Neochem Co. Ltd.	13,400	267,048
Kintetsu Group Holdings Co. Ltd.(2)	29,300	620,143
143

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Kitz Corp.	56,400	$777,692
Kiyo Bank Ltd.	24,100	659,630
Koatsu Gas Kogyo Co. Ltd.	3,900	28,481
Koei Chemical Co. Ltd.	200	3,010
Kohnan Shoji Co. Ltd.(2)	17,200	476,981
Kojima Co. Ltd.	7,400	62,711
Komeri Co. Ltd.	14,000	328,419
Komori Corp.	20,400	237,442
Konica Minolta, Inc.	25,600	97,680
Konishi Co. Ltd.	8,700	77,066
Konoike Transport Co. Ltd.	20,700	463,365
KPP Group Holdings Co. Ltd.	34,200	204,522
KRS Corp.(2)	3,100	64,780
K's Holdings Corp.	58,500	640,882
Kumagai Gumi Co. Ltd.	7,300	94,169
Kurabo Industries Ltd.(2)	6,100	392,221
Kuraray Co. Ltd.	104,500	1,236,729
Kureha Corp.	23,300	730,623
KYB Corp.	31,100	1,051,034
Kyoei Steel Ltd.	12,700	215,765
Kyokuyo Co. Ltd.	8,300	288,907
Kyushu Leasing Service Co. Ltd.	1,800	17,476
Lacto Japan Co. Ltd.(2)	400	9,776
Life Corp.	28,300	491,980
Look Holdings, Inc.	1,000	16,264
Macnica Holdings, Inc.(2)	50,800	897,817
Mamiya-Op Co. Ltd.	400	3,848
Mars Group Holdings Corp.	4,700	95,205
Marudai Food Co. Ltd.(2)	6,400	98,393
Maruha Nichiro Corp.	133,200	1,352,152
Maruzen Showa Unyu Co. Ltd.	2,500	146,747
Matsuda Sangyo Co. Ltd.(2)	300	16,829
Maxell Ltd.	3,800	55,646
MCJ Co. Ltd.	4,200	61,601
Mebuki Financial Group, Inc.	220,900	1,894,683
Megachips Corp.	200	11,679
Megmilk Snow Brand Co. Ltd.(2)	27,000	605,633
Meidensha Corp.	500	24,918
Meiji Shipping Group Co. Ltd.	4,400	21,674
Meiko Electronics Co. Ltd.	900	126,153
Meisei Industrial Co. Ltd.	800	10,378
Meiwa Corp.	1,600	9,730
METAWATER Co. Ltd.	2,200	59,194
MIMAKI ENGINEERING Co. Ltd.	13,600	161,851
Ministop Co. Ltd.	800	9,706
Miraial Co. Ltd.	1,700	14,827
Mirait One Corp.	52,900	1,374,684
Mitsuba Corp.(2)	24,600	230,344
Mitsubishi Materials Corp.	44,000	1,688,362
Mitsubishi Paper Mills Ltd.(2)	3,300	18,052
Mitsubishi Research Institute, Inc.	200	6,443
Mitsubishi Steel Manufacturing Co. Ltd.	3,400	46,182
Mitsui E&S Co. Ltd.(2)	29,200	1,463,601
144

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Mitsui High-Tec, Inc.	32,100	$179,444
Mitsui Kinzoku Co. Ltd.	30,000	7,049,580
Mitsui-Soko Holdings Co. Ltd.(2)	17,400	416,495
Miyaji Engineering Group, Inc.(2)	18,200	225,922
Miyazaki Bank Ltd.	6,400	397,800
Mizuho Leasing Co. Ltd.	80,000	782,686
Mizuho Medy Co. Ltd.	2,800	34,563
Modec, Inc.	31,000	2,664,560
Moriroku Co. Ltd.	6,200	105,627
Morita Holdings Corp.	5,600	107,136
Mugen Estate Co. Ltd.	6,300	104,094
Musashi Seimitsu Industry Co. Ltd.	33,200	662,287
Musashino Bank Ltd.	15,700	654,395
Nachi-Fujikoshi Corp.	12,300	422,770
Nafco Co. Ltd.	1,100	16,353
Nagase & Co. Ltd.	12,700	402,207
Nagoya Railroad Co. Ltd.(2)	187,200	2,211,023
Namura Shipbuilding Co. Ltd.(2)	54,500	1,933,240
Nankai Electric Railway Co. Ltd.	52,600	1,049,619
Nanto Bank Ltd.	22,300	1,090,222
Nasu Denki Tekko Co. Ltd.	100	13,032
NEC Capital Solutions Ltd.(2)	4,200	117,812
NHK Spring Co. Ltd.	38,000	729,204
Nichicon Corp.	700	9,628
Nichirin Co. Ltd.	2,700	75,582
Nihon Dempa Kogyo Co. Ltd.(2)	8,800	74,851
Nihon Dengi Co. Ltd.(2)	200	15,599
Nihon Flush Co. Ltd.	400	2,199
Nihon House Holdings Co. Ltd.	7,900	16,436
Nihon Nohyaku Co. Ltd.(2)	21,400	149,450
Nihon Tokushu Toryo Co. Ltd.	500	8,138
Nikkiso Co. Ltd.	48,600	761,400
Nippon Beet Sugar Manufacturing Co. Ltd.	200	5,786
Nippon Carbide Industries Co., Inc.	2,400	48,547
Nippon Chemical Industrial Co. Ltd.	2,800	64,387
Nippon Chemi-Con Corp.(1)	2,000	24,099
Nippon Coke & Engineering Co. Ltd.(1)	122,200	108,692
Nippon Concrete Industries Co. Ltd.	2,500	5,767
Nippon Denko Co. Ltd.	29,300	87,964
Nippon Densetsu Kogyo Co. Ltd.	400	13,505
Nippon Light Metal Holdings Co. Ltd.	47,200	941,414
Nippon Paper Industries Co. Ltd.	134,800	1,137,051
Nippon Seiki Co. Ltd.	7,600	138,792
Nippon Shinyaku Co. Ltd.	8,400	277,292
Nippon Shokubai Co. Ltd.	73,000	1,189,047
Nippon Signal Co. Ltd.	1,600	18,436
Nippon Yakin Kogyo Co. Ltd.	12,400	420,945
Nipro Corp.	78,000	795,160
Nishikawa Rubber Co. Ltd.	3,100	90,054
Nishi-Nippon Financial Holdings, Inc.	49,700	1,414,849
Nishi-Nippon Railroad Co. Ltd.	16,500	343,809
Nishio Holdings Co. Ltd.	19,900	591,862
Nissan Shatai Co. Ltd.	46,400	328,043
145

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Nissei ASB Machine Co. Ltd.	500	$29,599
Nissui Corp.	156,300	1,551,452
Nittetsu Mining Co. Ltd.(2)	59,500	1,592,289
Nojima Corp.	117,900	880,487
NOK Corp.	48,700	1,035,900
Nomura Micro Science Co. Ltd.(2)	9,800	220,789
Noritsu Koki Co. Ltd.	6,100	88,434
North Pacific Bank Ltd.	71,300	499,940
NPR-RIKEN Corp.	4,800	140,036
NS United Kaiun Kaisha Ltd.	11,300	552,977
NSK Ltd.	10,000	89,962
NTN Corp.(2)	558,900	1,511,171
Ogaki Kyoritsu Bank Ltd.(2)	3,800	166,012
Oisix ra daichi, Inc.	6,900	62,895
Oki Electric Industry Co. Ltd.	116,000	2,389,166
Okinawa Cellular Telephone Co.	12,300	264,064
Okinawa Financial Group, Inc.	5,800	222,984
Okura Industrial Co. Ltd.	5,200	174,301
Okuwa Co. Ltd.	2,200	12,452
Olympic Group Corp.	500	1,464
Orient Corp.	47,370	348,633
Osaka Steel Co. Ltd.(2)	14,500	242,017
OSG Corp.	73,000	1,367,455
Pacific Industrial Co. Ltd.	28,600	550,265
Pack Corp.(2)	1,800	15,434
PAL GROUP Holdings Co. Ltd.(2)	2,900	30,458
Penta-Ocean Construction Co. Ltd.	328,400	4,463,283
PILLAR Corp.(2)	200	10,841
Press Kogyo Co. Ltd.	53,100	341,498
Prima Meat Packers Ltd.	7,100	132,081
PS Construction Co. Ltd.	20,600	451,151
Raito Kogyo Co. Ltd.	300	8,369
Raiznext Corp.(2)	700	11,782
Rasa Industries Ltd.(2)	2,700	178,291
Rengo Co. Ltd.(2)	171,900	1,716,636
Resorttrust, Inc.	13,200	163,781
Restar Corp.	10,100	203,439
Retail Partners Co. Ltd.	2,700	23,759
Ricoh Leasing Co. Ltd.	11,600	476,170
Riken Technos Corp.	12,400	146,323
Ryobi Ltd.	19,800	382,758
RYODEN Corp.	1,000	23,790
S Foods, Inc.(2)	900	18,446
Sakai Chemical Industry Co. Ltd.	10,300	273,725
Sakura Internet, Inc.(2)	300	5,797
Sala Corp.	13,400	104,873
San Holdings, Inc.	800	7,750
San ju San Financial Group, Inc.	12,700	512,104
San-A Co. Ltd.	500	9,952
San-Ai Obbli Co. Ltd.	11,700	192,303
San-In Godo Bank Ltd.	43,100	487,215
SANIX HOLDINGS, Inc.(1)	1,600	2,179
Sanki Engineering Co. Ltd.	28,100	1,415,716
146

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Sanko Gosei Ltd.	1,200	$8,249
Sankyo Frontier Co. Ltd.	400	5,823
Sankyo Tateyama, Inc.	7,600	35,273
Sankyu, Inc.	25,700	1,653,093
Sanoh Industrial Co. Ltd.	16,400	93,032
Sansha Electric Manufacturing Co. Ltd.	2,000	14,319
Sanshin Electronics Co. Ltd.	7,700	159,498
Sanyo Trading Co. Ltd.	5,800	69,943
Sato Corp.	21,000	335,893
SBI Leasing Services Co. Ltd.(2)	2,000	83,545
SBS Holdings, Inc.	11,300	309,079
Scroll Corp.	5,900	52,294
SEC Carbon Ltd.	2,000	38,392
Seed Co. Ltd.	1,600	5,810
Seika Corp.	11,400	208,948
Seiko Group Corp.	16,800	1,419,938
Sekisui Kasei Co. Ltd.(1)	2,100	7,328
SEMITEC Corp.	800	15,280
Senko Group Holdings Co. Ltd.	134,400	1,695,043
Senshu Electric Co. Ltd.	400	16,482
Senshu Ikeda Holdings, Inc.	204,100	1,203,811
Shibaura Machine Co. Ltd.	15,100	445,827
Shibusawa Logistics Corp.	400	3,627
Shibuya Corp.	3,000	71,494
Shikoku Bank Ltd.	11,400	178,646
Shikoku Kasei Holdings Corp.(2)	4,300	144,198
Shin Nippon Air Technologies Co. Ltd.	800	21,387
Shin Nippon Biomedical Laboratories Ltd.	1,000	10,943
Shinagawa Refra Co. Ltd.	8,700	139,234
Shinmaywa Industries Ltd.	62,100	1,082,466
Shinnihon Corp.	20,500	288,719
Shinsho Corp.	7,500	132,990
Shinwa Co. Ltd.	400	8,648
Ship Healthcare Holdings, Inc.	33,100	583,311
Showa Sangyo Co. Ltd.	9,700	212,659
Siix Corp.	36,400	331,422
SK-Electronics Co. Ltd.	4,600	106,064
SKY Perfect JSAT Holdings, Inc.	92,300	1,696,979
Soda Nikka Co. Ltd.	4,000	31,386
Sodick Co. Ltd.	34,300	333,994
Soken Chemical & Engineering Co. Ltd.	1,600	33,721
Sotetsu Holdings, Inc.	9,500	178,838
Starts Corp., Inc.	15,300	523,273
Stella Chemifa Corp.(2)	500	17,936
Studio Alice Co. Ltd.(2)	700	8,963
Subaru Enterprise Co. Ltd.	500	11,718
Sumida Corp.	35,200	281,891
Sumitomo Heavy Industries Ltd.	21,300	839,957
Sumitomo Osaka Cement Co. Ltd.	27,300	810,696
Sumitomo Rubber Industries Ltd.	3,400	60,352
Sumitomo Seika Chemicals Co. Ltd.(2)	5,900	269,895
Sumitomo Warehouse Co. Ltd.	600	15,538
Suzuki Co. Ltd.	4,100	80,838
147

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
T RAD Co. Ltd.(2)	1,600	$110,347
Tachibana Eletech Co. Ltd.	200	4,361
Tachikawa Corp.	400	6,720
Tachi-S Co. Ltd.	3,500	52,597
Taiheiyo Cement Corp.	53,300	1,532,315
Taiho Kogyo Co. Ltd.	1,500	10,634
Taisei Oncho Co. Ltd.	700	23,228
Takamatsu Construction Group Co. Ltd.	400	10,827
Takamiya Co. Ltd.	1,000	2,780
Takaoka Toko Co. Ltd.(2)	5,000	186,997
Takara Standard Co. Ltd.	36,200	704,025
Takasago International Corp.	63,300	560,063
Takashimaya Co. Ltd.(2)	204,100	2,591,575
Take & Give Needs Co. Ltd.	2,600	12,423
Tamron Co. Ltd.	6,800	45,715
Tamura Corp.	34,600	161,119
Tanseisha Co. Ltd.	6,900	71,705
Tazmo Co. Ltd.	4,400	72,226
Techno Ryowa Ltd.	1,100	54,414
Teijin Ltd.	155,800	1,730,355
Tekken Corp.	200	6,510
Tera Probe, Inc.	3,600	224,514
Tess Holdings Co. Ltd.	30,900	119,999
Tigers Polymer Corp.	900	7,438
Toa Corp.	24,300	656,661
TOA ROAD Corp.	1,400	17,497
Toagosei Co. Ltd.	18,700	230,241
Toenec Corp.	49,800	762,619
Toho Co. Ltd.	8,400	72,960
Toho Titanium Co. Ltd.	24,900	444,435
Tokai Carbon Co. Ltd.	214,800	1,533,616
TOKAI Holdings Corp.	88,300	685,258
Tokai Rika Co. Ltd.	32,000	687,745
Tokuyama Corp.(2)	69,900	2,002,586
Tokyo Kiraboshi Financial Group, Inc.	25,600	1,911,845
Tokyo Steel Manufacturing Co. Ltd.	16,800	174,147
Tokyo Tekko Co. Ltd.	5,700	233,747
Tokyotokeiba Co. Ltd.	3,400	129,932
Tokyu Construction Co. Ltd.	91,200	932,094
Toli Corp.	1,800	9,073
Tomoku Co. Ltd.	4,900	116,034
TOMONY Holdings, Inc.	164,700	1,034,451
Topre Corp.	32,200	620,209
Topy Industries Ltd.	7,900	183,566
Torishima Pump Manufacturing Co. Ltd.(2)	400	6,801
Toshiba TEC Corp.	5,400	113,628
Totech Corp.	9,100	266,060
Totetsu Kogyo Co. Ltd.	400	14,883
Towa Pharmaceutical Co. Ltd.	5,300	150,411
Toyo Seikan Group Holdings Ltd.	28,100	734,053
Toyo Tire Corp.	73,500	2,264,977
Toyobo Co. Ltd.	72,800	860,374
Toyoda Gosei Co. Ltd.	54,000	1,754,777
148

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Toyota Boshoku Corp.	64,700	$1,323,145
TPR Co. Ltd.	23,600	212,734
Traders Holdings Co. Ltd.	4,600	33,804
TRE Holdings Corp.	41,724	479,373
Trusco Nakayama Corp.	17,100	276,411
TS Tech Co. Ltd.	5,200	66,983
Tsubakimoto Chain Co.	32,100	549,506
Tsuburaya Fields Holdings, Inc.(2)	1,200	11,919
Tsugami Corp.	25,600	646,190
Tsukuba Bank Ltd.(2)	18,800	85,053
Tsuzuki Denki Co. Ltd.	300	8,031
Tv Tokyo Holdings Corp.	1,000	28,513
UACJ Corp.	116,400	2,057,044
UBE Corp.	10,200	188,627
Uchida Yoko Co. Ltd.	38,500	529,988
UEX Ltd.	3,400	19,096
Unipres Corp.	23,400	220,990
UNITED, Inc.(2)	800	2,833
Valor Holdings Co. Ltd.	42,100	1,012,766
Vertex Corp.	6,000	68,956
Vital KSK Holdings, Inc.	3,500	33,340
VT Holdings Co. Ltd.	41,800	153,486
Wacom Co. Ltd.	32,500	181,901
Wakita & Co. Ltd.(2)	1,200	15,736
Warabeya Nichiyo Holdings Co. Ltd.(2)	8,900	195,935
Wellnet Corp.	5,000	21,729
Xebio Holdings Co. Ltd.	4,400	31,579
YAMABIKO Corp.	16,200	397,826
Yamada Holdings Co. Ltd.	3,100	11,504
Yamae Group Holdings Co. Ltd.	7,800	152,277
Yamaichi Electronics Co. Ltd.	16,000	859,295
Yellow Hat Ltd.	5,400	60,776
Yokogawa Bridge Holdings Corp.	37,700	774,675
Yokohama Rubber Co. Ltd.	9,900	497,967
Yokorei Co. Ltd.	11,100	101,594
Yorozu Corp.	1,600	11,347
Yuasa Trading Co. Ltd.	11,600	480,482
Yurtec Corp.	38,000	785,771
Yushiro, Inc.	1,500	30,933
Zacros Corp.	35,600	350,490
Zenrin Co. Ltd.	32,600	215,273
Zeon Corp.	9,000	123,210
		220,010,962
Netherlands — 1.0%
Alfen NV(1)(2)	9,550	102,121
AMG Critical Materials NV	8,553	337,936
ASR Nederland NV	3,156	229,324
Basic-Fit NV(1)	23,886	887,621
Brunel International NV(2)	6,098	49,997
Constellium SE(1)	73,320	1,824,935
Corbion NV	16,668	383,723
ForFarmers NV	2,391	18,156
Fugro NV	29,380	372,632
149

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Koninklijke BAM Groep NV	24,423	$275,610
Koninklijke Heijmans NV, CVA	12,794	1,348,642
Koninklijke Vopak NV	11,099	610,078
Nedap NV	966	97,069
SIF Holding NV(1)(2)	1,046	8,961
Sligro Food Group NV	7,505	128,143
Van Lanschot Kempen NV	474	31,628
		6,706,576
New Zealand — 0.3%
Air New Zealand Ltd.	2,125,454	706,708
Channel Infrastructure NZ Ltd.(2)	5,917	10,221
Eroad Ltd.(1)	14,799	7,891
Fletcher Building Ltd.(1)	208,231	438,278
KMD Brands Ltd.(1)	13,702	2,000
Oceania Healthcare Ltd.(1)	371,672	184,835
PGG Wrightson Ltd.	3,178	4,290
SKY Network Television Ltd.	10,714	21,651
SKYCITY Entertainment Group Ltd.(1)	917,820	459,247
Warehouse Group Ltd.(1)	4,116	1,778
		1,836,899
Norway — 1.9%
2020 Bulkers Ltd.	17,002	240,809
ABG Sundal Collier Holding ASA	52,525	45,582
Aker Solutions ASA	146,672	636,116
Bluenord ASA(1)	1,154	62,562
BW LPG Ltd.	59,792	1,088,301
BW Offshore Ltd.	38,296	206,351
DNO ASA	168,088	292,513
Grieg Seafood ASA(1)	19,591	155,107
Hoegh Autoliners ASA	77,662	1,081,845
Kid ASA	6,221	81,244
Klaveness Combination Carriers ASA	3,076	29,688
Kongsberg Automotive ASA(1)	103,514	23,248
MPC Container Ships ASA	285,447	669,242
Nordic Mining ASA(1)	20,818	24,894
Norske Skog ASA(1)	38,365	121,399
Norwegian Air Shuttle ASA	686,523	1,199,980
Odfjell Drilling Ltd.	15,262	171,180
Odfjell SE, Class A	16,842	224,448
Odfjell Technology Ltd.	6,441	45,835
OKEA ASA(1)	3,401	10,405
Panoro Energy ASA(1)	67,352	187,133
Rana Gruber ASA	14,305	117,047
Scatec ASA(1)	109,258	1,408,127
Sea1 offshore, Inc.(1)	27,088	77,162
Solstad Maritime Holding AS	5,177	13,653
SpareBank 1 Nord Norge	59,349	995,270
SpareBank 1 SMN	10,155	227,923
SpareBank 1 Sor-Norge ASA	622	13,819
Sparebanken More	1,335	15,854
Sparebanken Norge	2,820	60,988
Stolt-Nielsen Ltd.	14,441	511,602
TGS ASA	123,497	1,476,437
150

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Wallenius Wilhelmsen ASA	36,719	$510,770
		12,026,534
Portugal — 0.2%
CTT-Correios de Portugal SA	102,473	864,845
Ibersol SGPS SA	9	122
Semapa-Sociedade de Investimento e Gestao	16,865	473,797
Sonae SGPS SA	6,934	16,513
Teixeira Duarte SA(1)	143,034	84,561
		1,439,838
Singapore — 1.7%
Aztech Global Ltd.	26,200	15,590
BRC Asia Ltd.	5,500	20,012
Bumitama Agri Ltd.	356,400	371,581
Centurion Corp. Ltd.	10,500	12,945
China Sunsine Chemical Holdings Ltd.	78,400	47,041
CNMC Goldmine Holdings Ltd.	147,400	202,460
First Resources Ltd.	590,000	1,102,474
Frencken Group Ltd.	10,000	17,026
Geo Energy Resources Ltd.	1,536,800	503,647
Golden Agri-Resources Ltd.	3,868,200	870,616
Hafnia Ltd.	60,098	448,735
Hong Fok Corp. Ltd.	54,400	35,629
Hong Leong Asia Ltd.	89,300	228,560
Hour Glass Ltd.	33,400	64,878
Hutchison Port Holdings Trust, U Shares	4,750,400	1,069,363
InnoTek Ltd.	9,200	5,345
ISDN Holdings Ltd.	43,305	14,223
Keppel Infrastructure Trust	164,700	71,639
LHN Ltd.(2)	43,700	21,905
Marco Polo Marine Ltd.	743,400	91,049
Olam Group Ltd.	233,200	168,860
OUE Ltd.	15,900	14,706
Rex International Holding Ltd.(1)	2,506,100	288,779
RH PetroGas Ltd.(1)	232,700	30,453
Riverstone Holdings Ltd.(2)	22,600	13,742
Samudera Shipping Line Ltd.	662,200	570,060
Sing Holdings Ltd.	11,800	6,713
Singapore Post Ltd.(2)	10,800	3,198
Tuan Sing Holdings Ltd.	13,487	3,895
Wee Hur Holdings Ltd.	1,128,800	705,754
Yangzijiang Financial Holding Ltd.	3,919,100	957,200
Yangzijiang Maritime Development Ltd.(1)	4,207,600	2,072,675
Yangzijiang Shipbuilding Holdings Ltd.	216,700	740,674
Yanlord Land Group Ltd.(1)	439,500	268,768
		11,060,195
Spain — 1.4%
Atresmedia Corp. de Medios de Comunicacion SA(2)	8,914	54,523
Audax Renovables SA(1)(2)	10,126	16,197
Bankinter SA	148,404	2,462,519
Construcciones y Auxiliar de Ferrocarriles SA	6,874	479,079
Ercros SA(1)	12,875	49,170
Gestamp Automocion SA	76,669	288,350
Grenergy Renovables SA(1)	4,861	629,673
151

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	5,557	$8,322
Melia Hotels International SA	29,468	289,692
Miquel y Costas & Miquel SA	1,852	30,911
Neinor Homes SA(1)	2,259	50,753
Obrascon Huarte Lain SA(1)(2)	399,698	188,951
Prosegur Cia de Seguridad SA	23,862	81,895
Sacyr SA	275,662	1,474,935
Solaria Energia y Medio Ambiente SA(1)	4,873	126,331
Soltec Power Holdings SA(1)(2)	5,373	4,931
Tecnicas Reunidas SA(1)	25,367	1,104,507
Unicaja Banco SA	437,668	1,385,003
Vidrala SA	2,476	239,474
		8,965,216
Sweden — 4.2%
AcadeMedia AB	26,613	294,087
Alleima AB(2)	127,563	1,161,662
Alligo AB, Class B	7,001	105,787
Annehem Fastigheter AB, B Shares(1)	682	1,328
AQ Group AB	30,450	637,487
Arjo AB, B Shares	23,662	70,690
Atrium Ljungberg AB, B Shares(2)	2,960	11,587
Avanza Bank Holding AB	3,731	135,963
Better Collective AS(1)(2)	1,154	16,358
BICO Group AB(1)	291	585
Bilia AB, A Shares	47,081	720,890
Billerud Aktiebolag	118,109	1,077,016
Bonava AB, B Shares(1)	81,040	99,812
Boozt AB(1)(2)	15,190	153,402
Bufab AB	45,961	593,859
Bulten AB	1,926	9,195
Bure Equity AB(2)	12,675	299,451
Byggmax Group AB	16,922	120,697
Cint Group AB(1)(2)	51,829	19,714
Clas Ohlson AB, B Shares	31,976	1,321,825
Cloetta AB, B Shares	44,069	255,687
Coffee Stain Group AB, Class B(1)(2)	121,269	223,232
Corem Property Group AB, B Shares(2)	491,149	207,599
Dios Fastigheter AB	86,830	675,312
Dynavox Group AB(1)	83,088	766,466
Elanders AB, B Shares	400	2,208
Electrolux AB, B Shares(1)(2)	160,556	1,347,784
Electrolux Professional AB, B Shares	2,474	16,243
Embracer Group AB(1)(2)	121,269	708,473
Fastighetsbolaget Emilshus AB, Class B(1)	1,161	7,072
G5 Entertainment AB(2)	3,291	18,264
Granges AB	51,580	913,384
Gruvaktiebolaget Viscaria(1)	27,539	55,385
Hanza AB	18,874	324,404
Haypp Group AB(1)(2)	2,850	41,596
Hemnet Group AB(2)	15,232	196,556
Hexatronic Group AB(1)(2)	74,057	226,250
Hoist Finance AB	27,835	445,566
Hufvudstaden AB, A Shares	437	6,314
152

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
INVISIO AB(2)	2,634	$90,843
JM AB(2)	63,232	938,179
Lime Technologies AB	1,612	32,787
Loomis AB	48,084	2,428,685
Maha Capital AB(1)(2)	15,860	19,713
Medcap AB(1)	2,039	110,598
MEKO AB	355	2,606
NCC AB, B Shares	79,012	1,925,700
Nelly Group AB(1)(2)	11,973	79,488
Net Insight AB, B Shares(1)	16,083	4,026
New Wave Group AB, B Shares	63,055	716,267
Nobia AB(1)(2)	157,900	42,944
Nolato AB, B Shares	1,403	8,092
Norion Bank AB(1)	18,091	114,435
Note AB(2)	18,669	406,061
NP3 Fastigheter AB(2)	9,293	278,752
Nyfosa AB(2)	75,900	623,415
Pandox AB	34,844	779,579
Paradox Interactive AB	27,158	371,911
Peab AB, Class B	149,969	1,761,440
Platzer Fastigheter Holding AB, B Shares	32,168	283,762
Plejd AB(1)	439	40,897
RaySearch Laboratories AB(2)	28,900	612,266
Rusta AB(2)	36,044	328,656
Rvrc Holding AB	34,629	260,328
Samhallsbyggnadsbolaget i Norden AB, D Shares(1)	21,491	21,686
Saniona AB(1)	96,783	198,534
Scandi Standard AB	23,842	342,756
SkiStar AB	35,477	687,143
Solid Forsakring AB(2)	3,718	44,649
Stendorren Fastigheter AB(1)	511	11,348
Storytel AB(2)	715	6,292
TF Bank AB	2,223	38,754
Troax Group AB(2)	2,486	27,781
Truecaller AB, B Shares(2)	100,404	122,695
Yubico AB(1)(2)	1,054	5,931
Zinzino AB, Class B(2)	12,907	220,006
		27,278,195
Switzerland — 3.8%
ALSO Holding AG(2)	1,928	410,568
Arbonia AG(1)	12,201	78,144
Ascom Holding AG	110	720
Autoneum Holding AG	3,138	518,559
Basilea Pharmaceutica Ag Allschwil(1)	8,868	637,343
Bell Food Group AG	1,040	291,222
Bellevue Group AG(2)	642	7,377
Bossard Holding AG, Class A	806	173,165
Bucher Industries AG	4,922	2,447,510
Burckhardt Compression Holding AG	1,340	1,001,092
Burkhalter Holding AG	2,286	483,580
Bystronic AG	49	16,260
Cembra Money Bank AG	5,999	775,960
Cicor Technologies Ltd.(1)	2,082	449,873
153

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Clariant AG(1)	508	$5,575
Coltene Holding AG(1)(2)	127	9,449
COSMO Pharmaceuticals NV	4,495	662,322
Daetwyler Holding AG, Bearer Shares(2)	2,829	614,880
DKSH Holding AG	3,002	242,390
dormakaba Holding AG	13,110	979,572
EFG International AG(1)	65,958	1,616,866
Emmi AG	1,320	1,391,331
Feintool International Holding AG(1)	531	7,226
Forbo Holding AG(2)	677	789,793
Georg Fischer AG	14,424	911,524
Gurit Holding AG, Bearer Shares(1)	8	287
Implenia AG	14,383	1,347,944
Interroll Holding AG	58	145,772
Komax Holding AG(1)(2)	108	9,524
Leonteq AG(2)	895	13,310
Medmix AG	3,185	39,062
Montana Aerospace AG(1)	3,984	161,408
Phoenix Mecano AG	17	9,541
PolyPeptide Group AG(1)	5,203	173,331
Schweiter Technologies AG	388	130,701
Sensirion Holding AG(1)(2)	128	9,321
SFS Group AG	2,304	365,977
Siegfried Holding AG	8,304	923,426
St. Galler Kantonalbank AG	370	307,764
Stadler Rail AG	21,080	560,763
Swissquote Group Holding SA	3,392	1,809,811
TX Group AG	52	10,880
Valiant Holding AG	9,754	2,113,284
Vetropack Holding AG	1,359	40,077
Vontobel Holding AG	18,285	1,669,557
V-ZUG Holding AG(2)	209	11,001
Zehnder Group AG	3,167	335,544
		24,710,586
United Kingdom — 10.5%
4imprint Group PLC	4,561	242,224
Aberdeen Group PLC	13,048	38,663
AEP Plantations PLC	1,317	27,972
Anglo Asian Mining PLC(1)(2)	5,959	24,081
ASOS PLC(1)(2)	21,089	80,606
Atalaya Mining Copper SA	56,453	778,020
Berkeley Group Holdings PLC	17,392	1,011,333
Bodycote PLC	13,210	138,885
boohoo Group PLC(1)(2)	284,798	84,479
Burberry Group PLC(1)	15,678	245,107
Capricorn Energy PLC(1)	4,539	15,870
Central Asia Metals PLC	132,783	425,008
Close Brothers Group PLC(1)	118,447	791,462
CMC Markets PLC	54,551	239,608
Coats Group PLC	1,045,627	1,313,283
Computacenter PLC	50,415	2,149,478
DFS Furniture PLC(1)	45,978	117,077
Diversified Energy Co.	60,930	855,723
154

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Dr. Martens PLC(2)	277,082	$257,252
Drax Group PLC	325,454	3,888,585
Dunelm Group PLC	59,704	811,990
easyJet PLC	135,187	845,130
Ecora Royalties PLC	39,689	76,593
Endeavour Mining PLC	20	1,439
Energean PLC(2)	64,192	770,161
EnQuest PLC	910,160	208,889
Essentra PLC	7,635	10,951
Everplay Group PLC	5,140	20,635
Ferrexpo PLC(1)	83,361	63,046
Firstgroup PLC(2)	617,859	1,532,063
Foresight Group Holdings Ltd.	6,852	37,838
Forterra PLC	33,107	84,410
Frasers Group PLC(1)	56,102	530,668
Funding Circle Holdings PLC(1)	4,878	9,516
Games Workshop Group PLC	267	64,223
Genel Energy PLC(1)	30,223	26,221
Georgia Capital PLC(1)	13,152	660,077
Greggs PLC(2)	57,585	1,232,041
Gulf Keystone Petroleum Ltd.	138,079	389,077
Gulf Marine Services PLC(1)	63,232	19,443
Halfords Group PLC	129,115	258,204
Hilton Food Group PLC	69,826	498,737
Hochschild Mining PLC	307,062	3,339,654
Howden Joinery Group PLC	68,591	893,781
Hunting PLC	71,533	498,143
Ibstock PLC	53,032	94,818
IG Design Group PLC(1)	4,688	3,982
IG Group Holdings PLC	5,430	95,244
Impax Asset Management Group PLC	35,751	70,468
Inchcape PLC	142,921	1,714,881
International Personal Finance PLC	57,547	192,196
J D Wetherspoon PLC(2)	77,815	756,611
JET2 PLC	84,976	1,435,886
Johnson Matthey PLC	132,209	3,588,572
Johnson Service Group PLC	280,832	553,016
Jubilee Metals Group PLC(1)(2)	2,770	164
Keller Group PLC	66,413	1,809,910
Lancashire Holdings Ltd.	116,772	1,053,019
Lion Finance Group PLC	21,447	3,348,798
Liontrust Asset Management PLC	1,042	3,793
Marex Group PLC	43,867	1,906,460
Marston's PLC(1)	117,354	95,158
McBride PLC	55,566	116,567
Me Group International PLC	131,339	242,150
Mears Group PLC	63,395	304,133
Mitchells & Butlers PLC(1)	172,854	700,179
Molten Ventures PLC(1)	3,195	20,002
Morgan Advanced Materials PLC	119,020	386,773
Motorpoint group PLC	61	113
MP Evans Group PLC	5,541	107,596
Ninety One PLC	87,765	296,937
155

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
OSB Group PLC	263,110	$2,161,754
Pagegroup PLC	185,937	472,768
Pan African Resources PLC	992,263	2,397,320
Paragon Banking Group PLC	139,443	1,605,632
Plus500 Ltd.	50,454	2,716,908
Polar Capital Holdings PLC	17,603	150,860
PZ Cussons PLC	4,899	5,417
QinetiQ Group PLC	59,411	406,187
Quilter PLC	1,185,880	3,138,413
Rathbones Group PLC	383	11,653
Reach PLC	256,931	250,367
RHI Magnesita NV	10,717	480,471
S4 Capital PLC(2)	99,847	27,730
Secure Trust Bank PLC	1,418	29,047
Senior PLC	40,338	166,919
Serica Energy PLC	290,293	944,217
SIG PLC(1)	76,887	10,452
Speedy Hire PLC	138,940	47,618
Spire Healthcare Group PLC	73,716	202,219
St. James's Place PLC	6,912	125,158
SThree PLC	63,429	148,728
Tate & Lyle PLC	619	3,138
TBC Bank Group PLC	31,905	2,063,501
TP ICAP Group PLC	70,295	239,978
Vanquis Banking Group PLC(1)	9,059	14,602
Vertu Motors PLC	50,582	40,841
Vesuvius PLC	131,198	883,043
Victrex PLC	30,715	292,229
Volex PLC	22,526	147,015
Vp PLC	235	1,490
Watches of Switzerland Group PLC(1)	80,804	555,907
Watkin Jones PLC(1)	84,435	39,101
Whitbread PLC	47,612	1,666,975
Wickes Group PLC	260,740	887,214
Xaar PLC(1)	533	845
Young & Co.'s Brewery PLC, Class A	1,845	21,957
Yu Group PLC(2)	2,736	65,673
Zigup PLC	177,470	982,102
Zotefoams PLC	4,721	27,345
		67,937,866
United States — 0.4%
Dauch Corp.(1)	1,671	10,494
Golar LNG Ltd.	29,554	1,313,971
Indivior Pharmaceuticals, Inc.(1)	809	26,470
Ovintiv, Inc.	17,474	881,867
		2,232,802
TOTAL COMMON STOCKS (Cost $394,587,856)		646,358,996
WARRANTS — 0.0%
Hong Kong — 0.0%
CSI Properties Ltd.(1)	17,500	60
Italy — 0.0%
Fincantieri SpA(1)	27,855	51,997
156

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Geox SpA(1)	14,375	$747
Webuild SpA(1)(2)	6,684	26,213
		78,957
TOTAL WARRANTS (Cost $—)		79,017
RIGHTS — 0.0%
Sweden — 0.0%
AcadeMedia AB(1)	26,613	1,654
Nobia AB(1)(2)	157,900	14,858
		16,512
United States — 0.0%
Resolute Forest Products, Inc.(1)	10,100	10,862
TOTAL RIGHTS (Cost $37,142)		27,374
SHORT-TERM INVESTMENTS — 5.5%
Money Market Funds — 5.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,186,936	1,186,936
State Street Navigator Securities Lending Government Money Market Portfolio(3)	34,642,207	34,642,207
TOTAL SHORT-TERM INVESTMENTS (Cost $35,829,143)		35,829,143
TOTAL INVESTMENT SECURITIES — 105.5% (Cost $430,454,141)		682,294,530
OTHER ASSETS AND LIABILITIES — (5.5)%		(35,759,776)
TOTAL NET ASSETS — 100.0%		$646,534,754

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Materials	25.2%
Industrials	23.3%
Financials	15.3%
Consumer Discretionary	12.5%
Energy	9.4%
Information Technology	4.4%
Consumer Staples	3.5%
Utilities	2.1%
Communication Services	1.9%
Health Care	1.2%
Real Estate	1.2%
Short-Term Investments	5.5%
Other Assets and Liabilities	(5.5)%

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $61,802,233. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $65,539,438, which includes securities collateral of $30,897,231.
157

Schedule of Investments - Avantis International Small Cap Value Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$6,848,543	$639,510,453	—
Warrants	—	79,017	—
Rights	10,862	16,512	—
Short-Term Investments	35,829,143	—	—
	$42,688,548	$639,605,982	—

DERIVATIVE INSTRUMENTS
As of period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended February 28, 2026.

Type of Risk Exposure
Equity
Net realized gain (loss) on:
Futures contract transactions	$479,990

Change in net unrealized appreciation (depreciation) on:
Futures contracts	$(53,255)

See Notes to Financial Statements.
158

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)
	Avantis Emerging Markets Equity Fund	Avantis International Equity Fund
Assets
Investment securities, at value	$958,349,049	$882,878,930
Investment made with cash collateral received for securities on loan, at value	17,745,441	47,792,083
Cash	—	2,935
Foreign currency holdings, at value	4,250,254	4,133
Deposits with broker for futures contracts	242,048	145,229
Receivable for investments sold	—	21,220
Receivable for capital shares sold	6,121,931	1,692,624
Dividends and interest receivable	1,487,152	1,291,502
Securities lending receivable	64,573	22,934
	988,260,448	933,851,590

Liabilities
Disbursements in excess of demand deposit cash	1,086,235	—
Payable for collateral received for securities on loan	17,745,441	47,792,083
Payable for investments purchased	5,994,656	2,381,781
Payable for capital shares redeemed	3,624,705	6,339,734
Payable for variation margin on futures contracts	15,613	9,368
Accrued management fees	207,316	72,003
Accrued foreign taxes	4,297,699	—
	32,971,665	56,594,969

Net Assets	$955,288,783	$877,256,621

Net Assets Consist of:
Capital paid in	$689,531,453	$681,881,766
Distributable earnings (loss)	265,757,330	195,374,855
	$955,288,783	$877,256,621

Investment securities, at cost	$678,031,179	$686,133,582
Investment securities on loan, at value	$52,226,646	$76,599,987
Investment made with cash collateral received for securities on loan, at cost	$17,745,441	$47,792,083
Foreign currency holdings, at cost	$4,250,193	$4,141

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis Emerging Markets Equity Fund
Institutional Class	$858,352,417	50,976,415	$16.84
G Class	$96,936,366	5,751,073	$16.86
Avantis International Equity Fund
Institutional Class	$428,944,008	24,704,021	$17.36
G Class	$448,312,613	25,816,731	$17.37

See Notes to Financial Statements.
159

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)
Avantis International Small Cap Value Fund
Assets
Investment securities, at value	$647,652,323
Investment made with cash collateral received for securities on loan, at value	34,642,207
Cash	1,275
Foreign currency holdings, at value	20,366
Receivable for capital shares sold	628,344
Dividends and interest receivable	1,315,804
Securities lending receivable	19,807
684,280,126

Liabilities
Payable for collateral received for securities on loan	34,642,207
Payable for capital shares redeemed	2,930,218
Accrued management fees	172,947
37,745,372

Net Assets	$646,534,754

Net Assets Consist of:
Capital paid in	$384,689,015
Distributable earnings (loss)	261,845,739
$646,534,754

Investment securities, at cost	$395,811,934
Investment securities on loan, at value	$61,802,233
Investment made with cash collateral received for securities on loan, at cost	$34,642,207
Foreign currency holdings, at cost	$20,385

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis International Small Cap Value Fund
Institutional Class	$646,521,926	33,689,183	$19.19
G Class	$12,828	668	$19.20

See Notes to Financial Statements.
160

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)
	Avantis Emerging Markets Equity Fund	Avantis International Equity Fund
Investment Income (Loss)
Income:
Dividends	$6,702,888	$4,690,603
Securities lending, net	473,448	173,218
Interest	102,109	113,041
Less foreign taxes withheld	(739,673)	(409,711)
	6,538,772	4,567,151

Expenses:
Management fees	1,221,972	580,526
Other expenses	1,039	11,372
	1,223,011	591,898
Fees waived - G Class	(60,152)	(180,089)
	1,162,859	411,809

Net investment income (loss)	5,375,913	4,155,342

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions*	4,574,279	4,947,232
Futures contract transactions	235,466	45,119
Foreign currency translation transactions	(239,274)	(218,046)
	4,570,471	4,774,305

Change in net unrealized appreciation (depreciation) on:
Investments**	161,450,688	96,167,087
Futures contracts	(86,398)	(63,935)
Translation of assets and liabilities in foreign currencies	(478)	7,470
	161,363,812	96,110,622

Net realized and unrealized gain (loss)	165,934,283	100,884,927

Net Increase (Decrease) in Net Assets Resulting from Operations	$171,310,196	$105,040,269

*Net of foreign tax expenses paid (refunded)	$382,141	—
**Includes (increase) decrease in accrued foreign taxes	$(489,877)	—

See Notes to Financial Statements.
161

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)
Avantis International Small Cap Value Fund
Investment Income (Loss)
Income:
Dividends	$6,397,847
Securities lending, net	139,255
Interest	64,153
Less foreign taxes withheld	(526,675)
6,074,580

Expenses:
Management fees	1,001,892
Other expenses	1,794
1,003,686
Fees waived - G Class	(19)
1,003,667

Net investment income (loss)	5,070,913

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	26,983,267
Futures contract transactions	479,990
Foreign currency translation transactions	(136,695)
27,326,562

Change in net unrealized appreciation (depreciation) on:
Investments	122,780,957
Futures contracts	(53,255)
Translation of assets and liabilities in foreign currencies	9,500
122,737,202

Net realized and unrealized gain (loss)	150,063,764

Net Increase (Decrease) in Net Assets Resulting from Operations	$155,134,677

See Notes to Financial Statements.
162

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2025
	Avantis Emerging Markets Equity Fund		Avantis International Equity Fund
Increase (Decrease) in Net Assets	February 28, 2026	August 31, 2025	February 28, 2026	August 31, 2025
Operations
Net investment income (loss)	$5,375,913	$15,276,387	$4,155,342	$9,450,232
Net realized gain (loss)	4,570,471	8,872,287	4,774,305	1,667,205
Change in net unrealized appreciation (depreciation)	161,363,812	79,060,208	96,110,622	50,042,433
Net increase (decrease) in net assets resulting from operations	171,310,196	103,208,882	105,040,269	61,159,870

Distributions to Shareholders
From earnings:
Institutional Class	(24,009,886)	(14,085,684)	(11,062,834)	(7,720,203)
G Class	(1,301,875)	(244,005)	(5,388,542)	(834,565)
Decrease in net assets from distributions	(25,311,761)	(14,329,689)	(16,451,376)	(8,554,768)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	165,530,513	73,097,198	379,209,169	103,222,394

Net increase (decrease) in net assets	311,528,948	161,976,391	467,798,062	155,827,496

Net Assets
Beginning of period	643,759,835	481,783,444	409,458,559	253,631,063
End of period	$955,288,783	$643,759,835	$877,256,621	$409,458,559

See Notes to Financial Statements.
163

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2025
	Avantis International Small Cap Value Fund
Increase (Decrease) in Net Assets	February 28, 2026	August 31, 2025
Operations
Net investment income (loss)	$5,070,913	$15,093,604
Net realized gain (loss)	27,326,562	32,675,640
Change in net unrealized appreciation (depreciation)	122,737,202	72,148,406
Net increase (decrease) in net assets resulting from operations	155,134,677	119,917,650

Distributions to Shareholders
From earnings:
Institutional Class	(54,307,253)	(15,522,243)
G Class	(1,068)	(333)
Decrease in net assets from distributions	(54,308,321)	(15,522,576)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	18,740,705	54,978,904

Net increase (decrease) in net assets	119,567,061	159,373,978

Net Assets
Beginning of period	526,967,693	367,593,715
End of period	$646,534,754	$526,967,693

See Notes to Financial Statements.
164

Notes to Financial Statements

FEBRUARY 28, 2026 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Delaware statutory trust. The financial statements herein relate to the following funds and the respective share classes offered by the trust.

Avantis Emerging Markets Equity Fund	Institutional, G
Avantis International Equity Fund	Institutional, G
Avantis International Small Cap Value Fund	Institutional, G

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.
165

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. A fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income —  Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

166

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the funds' distributor, American Century Investment Services, Inc., and the funds' transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears.  The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The annual management fee including any waiver impacts for the period ended February 28, 2026 are as follows:

	Annual Management Fee
	Institutional Class	G Class	G Class (before waiver)
Avantis Emerging Markets Equity Fund	0.33%	0.00%	0.33%
Avantis International Equity Fund	0.23%	0.00%	0.23%
Avantis International Small Cap Value Fund	0.36%	0.00%	0.36%

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Avantis International Equity Fund	American Century Asset Allocation Portfolios, Inc.	13%

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Investment transactions, excluding short-term investments, for the period ended February 28, 2026 were as follows:

	Avantis Emerging Markets Equity Fund	Avantis International Equity Fund	Avantis International Small Cap Value Fund
Purchases	$160,585,704	$393,859,019	$45,216,206
Sales	$22,833,276	$24,546,153	$69,055,626

5. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2026		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Avantis Emerging Markets Equity Fund
Institutional Class
Sold	12,085,535	$183,590,147	20,309,338	$246,218,797
Issued in reinvestment of distributions	1,562,716	22,675,006	1,171,119	13,971,449
Redeemed	(6,440,883)	(97,200,941)	(16,613,629)	(209,789,120)
	7,207,368	109,064,212	4,866,828	50,401,126
G Class
Sold	3,717,852	62,234,225	2,350,441	29,329,414
Issued in reinvestment of distributions	89,722	1,301,875	20,453	244,005
Redeemed	(467,355)	(7,069,799)	(551,918)	(6,877,347)
	3,340,219	56,466,301	1,818,976	22,696,072
Net increase (decrease)	10,547,587	$165,530,513	6,685,804	$73,097,198

167

	Six months ended February 28, 2026		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Avantis International Equity Fund
Institutional Class
Sold	5,547,687	$88,596,074	5,625,052	$72,885,463
Issued in reinvestment of distributions	722,595	10,911,181	634,300	7,713,094
Redeemed	(2,662,253)	(41,963,304)	(3,222,599)	(41,353,809)
	3,608,029	57,543,951	3,036,753	39,244,748
G Class
Sold	20,237,012	338,961,512	7,131,737	91,661,100
Issued in reinvestment of distributions	357,093	5,388,542	68,632	834,565
Redeemed	(1,441,745)	(22,684,836)	(2,219,049)	(28,518,019)
	19,152,360	321,665,218	4,981,320	63,977,646
Net increase (decrease)	22,760,389	$379,209,169	8,018,073	$103,222,394

Avantis International Small Cap Value Fund
Institutional Class
Sold	4,170,835	$72,046,720	15,115,381	$205,642,685
Issued in reinvestment of distributions	3,417,207	54,265,240	1,228,632	15,517,621
Redeemed	(6,321,284)	(107,572,323)	(11,649,947)	(166,181,735)
	1,266,758	18,739,637	4,694,066	54,978,571
G Class
Issued in reinvestment of distributions	67	1,068	26	333
Net increase (decrease)	1,266,825	$18,740,705	4,694,092	$54,978,904

6. Derivative Instruments

A fund may invest in various types of derivative instruments as permitted by its investment objectives and policies. The following is a summary of the primary underlying risks and derivative strategies used during the period. The Schedule of Investments provides additional information on the value and effect of a fund’s derivative instruments activity.

Equity Price Risk — The funds may be subject to equity price risk in the normal course of pursuing their investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The average notional exposure to equity price risk derivative instruments held during the period was as follows:

Futures Contracts Purchased
Avantis Emerging Markets Equity Fund	$1,998,950
Avantis International Equity Fund	$1,548,129
Avantis International Small Cap Value Fund	$1,555,765

7. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

168

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Avantis Emerging Markets Equity Fund	Avantis International Equity Fund	Avantis International Small Cap Value Fund
Federal tax cost of investments	$708,190,092	$734,216,084	$439,462,604
Gross tax appreciation of investments	$311,486,897	$210,086,750	$258,319,186
Gross tax depreciation of investments	(43,582,499)	(13,631,821)	(15,487,260)
Net tax appreciation (depreciation) of investments	$267,904,398	$196,454,929	$242,831,926

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales and the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

169

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis Emerging Markets Equity Fund
Institutional Class
2026(3)	$13.94	0.11	3.31	3.42	(0.46)	(0.06)	(0.52)	$16.84	25.11%	0.33%	0.33%	1.44%	1.44%	3%	$858,352
2025	$12.20	0.33	1.75	2.08	(0.34)	—	(0.34)	$13.94	17.51%	0.33%	0.33%	2.64%	2.64%	22%	$610,066
2024	$10.72	0.32	1.55	1.87	(0.39)	—	(0.39)	$12.20	18.01%	0.33%	0.33%	2.83%	2.83%	10%	$474,544
2023	$10.35	0.35	0.37	0.72	(0.35)	—	(0.35)	$10.72	7.19%	0.34%	0.34%	3.36%	3.36%	13%	$301,211
2022	$13.35	0.44	(3.20)	(2.76)	(0.24)	—	(0.24)	$10.35	(20.98)%	0.33%	0.33%	3.84%	3.84%	4%	$238,858
2021	$10.32	0.29	2.93	3.22	(0.19)	—	(0.19)	$13.35	31.29%	0.33%	0.33%	2.29%	2.29%	9%	$118,866
G Class
2026(3)	$13.98	0.14	3.30	3.44	(0.50)	(0.06)	(0.56)	$16.86	25.31%	0.00%	0.33%	1.77%	1.44%	3%	$96,936
2025	$12.23	0.41	1.72	2.13	(0.38)	—	(0.38)	$13.98	17.95%	0.00%	0.33%	2.97%	2.64%	22%	$33,694
2024	$10.75	0.36	1.54	1.90	(0.42)	—	(0.42)	$12.23	18.36%	0.00%	0.33%	3.16%	2.83%	10%	$7,239
2023	$10.38	0.39	0.36	0.75	(0.38)	—	(0.38)	$10.75	7.53%	0.01%	0.34%	3.69%	3.36%	13%	$4,505
2022	$13.38	0.53	(3.25)	(2.72)	(0.28)	—	(0.28)	$10.38	(20.69)%	0.00%	0.33%	4.17%	3.84%	4%	$2,757
2021(4)	$13.16	0.31	(0.09)	0.22	—	—	—	$13.38	1.67%	0.00%	0.33%	3.75%	3.42%	9%(5)	$189

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2026 (unaudited).
(4)January 20, 2021 (commencement of sale) through August 31, 2021.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis International Equity Fund
Institutional Class
2026(3)	$14.74	0.12	2.99	3.11	(0.40)	(0.09)	(0.49)	$17.36	21.54%	0.23%	0.23%	1.58%	1.58%	5%	$428,944
2025	$12.85	0.40	1.92	2.32	(0.41)	(0.02)	(0.43)	$14.74	18.82%	0.23%	0.23%	3.03%	3.03%	6%	$311,057
2024	$11.16	0.35	1.70	2.05	(0.36)	—	(0.36)	$12.85	18.99%	0.23%	0.23%	3.02%	3.02%	10%	$231,981
2023	$9.80	0.36	1.22	1.58	(0.22)	—	(0.22)	$11.16	16.40%	0.23%	0.23%	3.36%	3.36%	7%	$182,313
2022	$12.51	0.37	(2.66)	(2.29)	(0.30)	(0.12)	(0.42)	$9.80	(18.92)%	0.23%	0.23%	3.31%	3.31%	6%	$122,850
2021	$9.78	0.27	2.64	2.91	(0.18)	—	(0.18)	$12.51	30.11%	0.23%	0.23%	2.35%	2.35%	13%	$77,422
G Class
2026(3)	$14.77	0.14	2.99	3.13	(0.44)	(0.09)	(0.53)	$17.37	21.73%	0.00%	0.23%	1.81%	1.58%	5%	$448,313
2025	$12.86	0.42	1.95	2.37	(0.44)	(0.02)	(0.46)	$14.77	19.16%	0.00%	0.23%	3.26%	3.03%	6%	$98,401
2024	$11.18	0.38	1.69	2.07	(0.39)	—	(0.39)	$12.86	19.14%	0.00%	0.23%	3.25%	3.02%	10%	$21,650
2023	$9.81	0.38	1.24	1.62	(0.25)	—	(0.25)	$11.18	16.76%	0.00%	0.23%	3.59%	3.36%	7%	$13,508
2022	$12.52	0.44	(2.71)	(2.27)	(0.32)	(0.12)	(0.44)	$9.81	(18.72)%	0.00%	0.23%	3.54%	3.31%	6%	$9,867
2021(4)	$11.35	0.21	0.96	1.17	—	—	—	$12.52	10.31%	0.00%	0.23%	2.79%	2.56%	13%(5)	$656

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2026 (unaudited).
(4)January 20, 2021 (commencement of sale) through August 31, 2021.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis International Small Cap Value Fund
Institutional Class
2026(3)	$16.25	0.15	4.51	4.66	(0.60)	(1.12)	(1.72)	$19.19	30.84%	0.36%	0.36%	1.82%	1.82%	8%	$646,522
2025	$13.26	0.48	3.04	3.52	(0.52)	(0.01)	(0.53)	$16.25	27.71%	0.36%	0.36%	3.51%	3.51%	31%	$526,958
2024	$11.39	0.40	1.88	2.28	(0.41)	—	(0.41)	$13.26	20.77%	0.36%	0.36%	3.39%	3.39%	26%	$367,586
2023	$10.23	0.44	1.07	1.51	(0.35)	—	(0.35)	$11.39	15.08%	0.36%	0.36%	4.04%	4.04%	29%	$232,941
2022	$12.75	0.38	(2.39)	(2.01)	(0.30)	(0.21)	(0.51)	$10.23	(16.31)%	0.36%	0.36%	3.31%	3.31%	44%	$151,813
2021	$9.32	0.27	3.31	3.58	(0.15)	—	(0.15)	$12.75	38.73%	0.36%	0.36%	2.33%	2.33%	34%	$131,702
G Class
2026(3)	$16.29	0.18	4.51	4.69	(0.66)	(1.12)	(1.78)	$19.20	31.06%	0.00%	0.36%	2.18%	1.82%	8%	$13
2025	$13.29	0.52	3.06	3.58	(0.57)	(0.01)	(0.58)	$16.29	28.19%	0.00%	0.36%	3.87%	3.51%	31%	$10
2024	$11.42	0.45	1.87	2.32	(0.45)	—	(0.45)	$13.29	21.16%	0.00%	0.36%	3.75%	3.39%	26%	$8
2023	$10.26	0.46	1.09	1.55	(0.39)	—	(0.39)	$11.42	15.46%	0.00%	0.36%	4.40%	4.04%	29%	$6
2022	$12.77	0.42	(2.38)	(1.96)	(0.34)	(0.21)	(0.55)	$10.26	(15.92)%	0.00%	0.36%	3.67%	3.31%	44%	$5
2021(4)	$11.31	0.21	1.25	1.46	—	—	—	$12.77	12.91%	0.00%	0.36%	2.82%	2.46%	34%(5)	$6

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2026 (unaudited).
(4)January 20, 2021 (commencement of sale) through August 31, 2021.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Contact Us	avantisinvestors.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-928-2684
This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2026 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-97503 2604

Semiannual Financial Statements and Other Information

February 28, 2026

Avantis® Core Fixed Income Fund
Institutional Class (AVIGX)
G Class (AVBNX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit avantisinvestors.com/docs.

Schedule of Investments - Avantis Core Fixed Income Fund
FEBRUARY 28, 2026 (UNAUDITED)

	Principal Amount/Shares	Value
CORPORATE BONDS — 61.0%
Aerospace and Defense — 0.6%
Lockheed Martin Corp., 4.75%, 2/15/34	$300,000	$308,391
Lockheed Martin Corp., 4.50%, 5/15/36	650,000	648,553
RTX Corp., 5.15%, 2/27/33	250,000	261,701
Textron, Inc., 5.50%, 5/15/35	450,000	474,574
		1,693,219
Air Freight and Logistics — 0.4%
United Parcel Service, Inc., 5.15%, 5/22/34	700,000	737,308
United Parcel Service, Inc., 6.20%, 1/15/38	400,000	449,730
		1,187,038
Automobiles — 0.5%
American Honda Finance Corp., 5.05%, 7/10/31	350,000	363,032
Toyota Motor Credit Corp., 4.60%, 10/10/31	975,000	997,796
Toyota Motor Credit Corp., 4.70%, 1/12/33	250,000	256,068
		1,616,896
Banks — 5.3%
African Development Bank, 0.875%, 3/23/26	100,000	99,816
African Development Bank, 3.50%, 9/18/29	100,000	100,071
Asian Development Bank, 2.00%, 4/24/26	200,000	199,467
Asian Development Bank, 2.375%, 8/10/27	16,000	15,767
Asian Development Bank, 3.625%, 8/28/29	100,000	100,572
Asian Development Bank, 4.125%, 5/30/30	250,000	256,070
Asian Development Bank, 4.375%, 3/22/35(1)	250,000	258,496
Asian Infrastructure Investment Bank, 4.50%, 1/16/30	100,000	103,646
Banco Santander SA, 3.80%, 2/23/28	200,000	199,274
Banco Santander SA, 4.38%, 4/12/28	600,000	604,340
Bank of America Corp., VRN, 2.97%, 2/4/33	300,000	277,403
Bank of Montreal, 2.65%, 3/8/27	500,000	494,824
Bank of Montreal, 5.51%, 6/4/31	150,000	159,017
Bank of Nova Scotia, 5.45%, 8/1/29	600,000	628,385
Bank of Nova Scotia, 4.85%, 2/1/30	200,000	205,962
Barclays PLC, VRN, 5.37%, 2/25/31	200,000	207,643
Barclays PLC, VRN, 5.79%, 2/25/36	400,000	419,210
Canadian Imperial Bank of Commerce, 3.60%, 4/7/32	1,200,000	1,157,452
Citibank NA, 5.57%, 4/30/34	300,000	319,105
Citigroup, Inc., VRN, 4.91%, 5/24/33	100,000	102,088
Council of Europe Development Bank, 4.125%, 1/24/29	100,000	101,895
Council of Europe Development Bank, 4.50%, 1/15/30	100,000	103,524
European Bank for Reconstruction & Development, 4.125%, 1/25/29	200,000	203,791
European Investment Bank, 3.25%, 11/15/27	250,000	249,347
European Investment Bank, 4.50%, 10/16/28	100,000	102,765
European Investment Bank, 3.625%, 7/15/30	250,000	251,313
European Investment Bank, 4.625%, 2/12/35	250,000	263,233
Fifth Third Bancorp, VRN, 6.34%, 7/27/29	200,000	210,338
HSBC Holdings PLC, VRN, 6.16%, 3/9/29	200,000	207,977
ING Groep NV, VRN, 5.07%, 3/25/31	250,000	257,815
ING Groep NV, VRN, 6.11%, 9/11/34	800,000	872,246
Inter-American Development Bank, 4.00%, 1/12/28	350,000	353,589
Inter-American Development Bank, 3.125%, 9/18/28	50,000	49,661
Inter-American Development Bank, 1.125%, 1/13/31	150,000	133,895
2

Schedule of Investments - Avantis Core Fixed Income Fund

	Principal Amount/Shares	Value
International Bank for Reconstruction & Development, 4.00%, 1/10/31	$156,000	$159,184
International Bank for Reconstruction & Development, 4.625%, 1/15/32(1)	250,000	262,919
JPMorgan Chase & Co., 6.40%, 5/15/38	750,000	852,997
JPMorgan Chase & Co., VRN, 2.96%, 1/25/33	250,000	231,940
JPMorgan Chase & Co., VRN, 4.59%, 4/26/33	200,000	202,151
Kreditanstalt fuer Wiederaufbau, 3.625%, 4/1/26	100,000	99,976
Kreditanstalt fuer Wiederaufbau, 4.75%, 10/29/30	250,000	263,397
Kreditanstalt fuer Wiederaufbau, 4.375%, 2/28/34	150,000	155,762
Lloyds Banking Group PLC, 4.55%, 8/16/28	625,000	634,046
Mitsubishi UFJ Financial Group, Inc., 3.68%, 2/22/27	500,000	499,587
Nordic Investment Bank, 3.75%, 5/9/30	200,000	201,716
PNC Financial Services Group, Inc., VRN, 5.37%, 7/21/36	1,125,000	1,166,806
Royal Bank of Canada, 5.00%, 5/2/33	500,000	518,719
Toronto-Dominion Bank, 4.46%, 6/8/32	400,000	403,844
Truist Financial Corp., VRN, 5.07%, 5/20/31	250,000	258,076
Truist Financial Corp., VRN, 4.96%, 10/23/36	270,000	269,717
Wells Fargo & Co., VRN, 5.15%, 4/23/31	200,000	207,085
Wells Fargo & Co., VRN, 3.35%, 3/2/33	300,000	281,795
		15,939,714
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc., 4.70%, 2/1/36	250,000	250,740
Brown-Forman Corp., 4.75%, 4/15/33	500,000	512,757
Constellation Brands, Inc., 4.90%, 5/1/33	300,000	305,712
Pepsico Singapore Financing I Pte. Ltd., 4.70%, 2/16/34	500,000	509,115
		1,578,324
Biotechnology — 1.0%
AbbVie, Inc., 4.875%, 3/15/30	100,000	103,422
AbbVie, Inc., 4.55%, 3/15/35	250,000	248,998
AbbVie, Inc., 5.20%, 3/15/35	750,000	782,874
Amgen, Inc., 2.30%, 2/25/31	500,000	459,744
Biogen, Inc., 2.25%, 5/1/30	78,000	72,374
Biogen, Inc., 5.05%, 1/15/31	150,000	155,727
Gilead Sciences, Inc., 5.10%, 6/15/35	1,000,000	1,035,624
		2,858,763
Broadline Retail — 0.3%
Amazon.com, Inc., 2.10%, 5/12/31	500,000	455,525
Amazon.com, Inc., 4.65%, 11/20/35	500,000	503,051
		958,576
Building Products — 0.0%
Owens Corning, 3.875%, 6/1/30	150,000	148,514
Capital Markets — 5.0%
Affiliated Managers Group, Inc., 5.50%, 8/20/34	650,000	666,221
Ameriprise Financial, Inc., 5.20%, 4/15/35	625,000	636,324
Ares Management Corp., 6.375%, 11/10/28	450,000	472,267
Blackrock, Inc., 2.40%, 4/30/30	525,000	496,015
Blackrock, Inc., 2.10%, 2/25/32	75,000	66,921
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 1/30/32	125,000	110,525
Brookfield Finance, Inc., 4.35%, 4/15/30	575,000	576,327
Brookfield Finance, Inc., 2.72%, 4/15/31	300,000	276,749
Brookfield Finance, Inc., 5.33%, 1/15/36	270,000	269,624
Charles Schwab Corp., 2.30%, 5/13/31	1,600,000	1,465,676
Charles Schwab Corp., 1.95%, 12/1/31	120,000	106,501
3

Schedule of Investments - Avantis Core Fixed Income Fund

	Principal Amount/Shares	Value
CME Group, Inc., 4.40%, 3/15/30	$1,100,000	$1,120,774
Deutsche Bank AG, VRN, 6.72%, 1/18/29	200,000	209,213
Goldman Sachs Group, Inc., 3.80%, 3/15/30	150,000	148,588
Goldman Sachs Group, Inc., VRN, 5.73%, 4/25/30	450,000	470,223
Goldman Sachs Group, Inc., VRN, 3.10%, 2/24/33	150,000	139,219
Intercontinental Exchange, Inc., 4.35%, 6/15/29	725,000	734,435
Intercontinental Exchange, Inc., 5.25%, 6/15/31	1,125,000	1,182,669
Intercontinental Exchange, Inc., 4.60%, 3/15/33	100,000	101,309
Lazard Group LLC, 6.00%, 3/15/31	350,000	374,178
LPL Holdings, Inc., 6.75%, 11/17/28	200,000	212,171
LPL Holdings, Inc., 5.75%, 6/15/35	675,000	689,880
Morgan Stanley, 3.125%, 7/27/26	500,000	498,369
Morgan Stanley, 7.25%, 4/1/32	200,000	231,408
Morgan Stanley, VRN, 5.25%, 4/21/34	700,000	725,473
MSCI, Inc., 5.25%, 9/1/35	500,000	500,816
Nasdaq, Inc., 5.55%, 2/15/34	262,000	276,220
Northern Trust Corp., 1.95%, 5/1/30	200,000	184,803
S&P Global, Inc., 4.25%, 1/15/31(2)	725,000	728,578
S&P Global, Inc., 2.90%, 3/1/32	600,000	558,218
S&P Global, Inc., 5.25%, 9/15/33	450,000	475,415
State Street Corp., 4.83%, 4/24/30	200,000	206,064
		14,911,173
Chemicals — 0.1%
CF Industries, Inc., 5.15%, 3/15/34	138,000	140,656
EIDP, Inc., 5.125%, 5/15/32	150,000	155,919
		296,575
Commercial Services and Supplies — 1.6%
Eaton Capital ULC, 4.45%, 5/9/30	1,050,000	1,067,795
RELX Capital, Inc., 5.25%, 3/27/35	625,000	643,851
Republic Services, Inc., 4.75%, 7/15/30	113,000	116,213
Republic Services, Inc., 5.00%, 12/15/33	1,125,000	1,173,096
Republic Services, Inc., 5.00%, 4/1/34	300,000	311,274
Waste Management, Inc., 4.875%, 2/15/34	300,000	310,788
Waste Management, Inc., 4.95%, 3/15/35	1,125,000	1,157,585
		4,780,602
Communications Equipment — 0.5%
Cisco Systems, Inc., 5.10%, 2/24/35	1,425,000	1,479,523
Cisco Systems, Inc., 5.90%, 2/15/39	150,000	164,107
		1,643,630
Construction Materials — 0.2%
Vulcan Materials Co., 5.35%, 12/1/34	475,000	496,371
Consumer Finance — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/6/28	400,000	414,324
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.15%, 9/30/30	300,000	322,115
Capital One Financial Corp., 6.70%, 11/29/32	250,000	278,298
Capital One Financial Corp., VRN, 6.31%, 6/8/29	100,000	104,681
Capital One Financial Corp., VRN, 5.27%, 5/10/33	300,000	308,185
		1,427,603
Consumer Staples Distribution & Retail — 1.1%
Sysco Corp., 5.375%, 9/21/35	825,000	861,885
Target Corp., 4.50%, 9/15/32(1)	550,000	562,925
Target Corp., 5.00%, 4/15/35(1)	500,000	513,499
4

Schedule of Investments - Avantis Core Fixed Income Fund

	Principal Amount/Shares	Value
Target Corp., 7.00%, 1/15/38	$250,000	$298,065
Walmart, Inc., 4.90%, 4/28/35	500,000	519,006
Walmart, Inc., 5.25%, 9/1/35	400,000	427,934
		3,183,314
Containers and Packaging — 0.2%
Amcor Flexibles North America, Inc., 5.10%, 3/17/30	550,000	569,693
Diversified REITs — 3.7%
Boston Properties LP, 6.75%, 12/1/27	450,000	469,729
Brixmor Operating Partnership LP, 5.20%, 4/1/32	200,000	206,661
Brixmor Operating Partnership LP, 5.75%, 2/15/35	450,000	477,214
ERP Operating LP, 3.00%, 7/1/29	825,000	802,245
ERP Operating LP, 4.65%, 9/15/34	575,000	576,661
Essex Portfolio LP, 4.00%, 3/1/29	325,000	324,460
Essex Portfolio LP, 5.375%, 4/1/35	500,000	517,783
Federal Realty OP LP, 3.50%, 6/1/30	400,000	388,935
Host Hotels & Resorts LP, 2.90%, 12/15/31	300,000	274,528
Host Hotels & Resorts LP, 5.50%, 4/15/35	850,000	867,380
Invitation Homes Operating Partnership LP, 4.15%, 4/15/32	900,000	876,492
Mid-America Apartments LP, 4.95%, 3/1/35	775,000	786,642
Prologis LP, 2.25%, 4/15/30	115,000	107,750
Prologis LP, 4.75%, 1/15/31	1,000,000	1,032,017
Prologis LP, 5.125%, 1/15/34	150,000	155,536
Prologis LP, 5.25%, 5/15/35	800,000	833,828
Simon Property Group LP, 2.20%, 2/1/31	200,000	182,650
Simon Property Group LP, 6.25%, 1/15/34	400,000	442,967
Simon Property Group LP, 5.125%, 10/1/35	700,000	717,169
WP Carey, Inc., 4.65%, 7/15/30	875,000	889,187
		10,929,834
Diversified Telecommunication Services — 0.7%
AT&T, Inc., 2.75%, 6/1/31	120,000	111,850
Comcast Corp., 4.25%, 10/15/30	210,000	211,902
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	750,000	880,215
Telefonica Europe BV, 8.25%, 9/15/30	500,000	578,082
Verizon Communications, Inc., 4.75%, 1/15/33	200,000	202,889
Verizon Communications, Inc., 4.50%, 8/10/33	150,000	149,667
		2,134,605
Electric Utilities — 3.2%
Alabama Power Co., 5.10%, 4/2/35	625,000	648,055
American Electric Power Co., Inc., 5.95%, 11/1/32	350,000	378,496
Arizona Public Service Co., 5.70%, 8/15/34	250,000	265,126
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	120,000	137,141
Connecticut Light & Power Co., 4.95%, 8/15/34	750,000	763,989
Constellation Energy Generation LLC, 6.25%, 10/1/39	200,000	220,058
DTE Electric Co., Series C, 2.625%, 3/1/31	66,000	61,942
Duke Energy Carolinas LLC, 6.10%, 6/1/37	100,000	109,680
Duke Energy Corp., 5.45%, 6/15/34	650,000	683,012
Duke Energy Florida LLC, 6.40%, 6/15/38	575,000	646,537
Exelon Corp., 5.125%, 3/15/31	150,000	156,348
Florida Power & Light Co., 5.30%, 6/15/34	100,000	105,458
Georgia Power Co., 4.85%, 3/15/31	750,000	775,319
Georgia Power Co., 4.95%, 5/17/33	475,000	490,744
NextEra Energy Capital Holdings, Inc., 5.05%, 3/15/30	550,000	570,316
5

Schedule of Investments - Avantis Core Fixed Income Fund

	Principal Amount/Shares	Value
Pacific Gas & Electric Co., 5.55%, 5/15/29	$200,000	$207,969
PacifiCorp, 6.25%, 10/15/37	750,000	799,832
PPL Electric Utilities Corp., 4.85%, 2/15/34	100,000	102,380
Public Service Electric & Gas Co., 4.65%, 3/15/33	625,000	632,623
Puget Energy, Inc., 4.22%, 3/15/32	400,000	391,160
Southern Co., 3.70%, 4/30/30	150,000	147,777
Southwestern Public Service Co., 5.30%, 5/15/35	650,000	671,555
Virginia Electric & Power Co., 5.00%, 1/15/34	250,000	255,140
Wisconsin Electric Power Co., 4.60%, 10/1/34	200,000	201,995
		9,422,652
Electrical Equipment — 0.1%
Emerson Electric Co., 5.00%, 3/15/35	200,000	207,253
Electronic Equipment, Instruments and Components — 0.8%
Amphenol Corp., 4.125%, 11/15/30	500,000	502,718
Flex Ltd., 4.875%, 5/12/30	1,150,000	1,170,130
TD SYNNEX Corp., 2.65%, 8/9/31	200,000	181,164
Tyco Electronics Group SA, 4.50%, 2/9/31	500,000	508,983
		2,362,995
Energy Equipment and Services — 0.9%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.49%, 5/1/30	800,000	813,678
Halliburton Co., 4.85%, 11/15/35	825,000	825,186
Schlumberger Holdings Corp., 4.85%, 5/15/33(1)(2)	600,000	612,085
Schlumberger Holdings Corp., 5.00%, 6/1/34(2)	350,000	359,536
		2,610,485
Entertainment — 0.2%
Take-Two Interactive Software, Inc., 4.00%, 4/14/32	400,000	390,542
Walt Disney Co., 6.40%, 12/15/35	225,000	256,291
		646,833
Financial Services — 1.7%
Apollo Global Management, Inc., 5.15%, 8/12/35	500,000	495,624
Corebridge Financial, Inc., 3.85%, 4/5/29	500,000	494,549
Corebridge Financial, Inc., 3.90%, 4/5/32	600,000	570,136
Corebridge Financial, Inc., 5.75%, 1/15/34	250,000	258,762
Fiserv, Inc., 5.45%, 3/15/34	315,000	321,296
Mastercard, Inc., 4.875%, 5/9/34	1,400,000	1,445,024
National Rural Utilities Cooperative Finance Corp., 4.02%, 11/1/32	500,000	494,314
National Rural Utilities Cooperative Finance Corp., 5.00%, 8/15/34	200,000	206,496
Visa, Inc., 2.05%, 4/15/30	250,000	233,749
Visa, Inc., 4.15%, 12/14/35(1)	500,000	489,448
		5,009,398
Food Products — 1.3%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	66,000	64,284
Archer-Daniels-Midland Co., 2.90%, 3/1/32	1,100,000	1,023,522
Bunge Ltd. Finance Corp., 2.75%, 5/14/31	100,000	93,079
General Mills, Inc., 4.95%, 3/29/33	200,000	204,573
General Mills, Inc., 5.25%, 1/30/35	850,000	873,566
Hershey Co., 4.50%, 5/4/33	500,000	509,743
J.M. Smucker Co., 4.25%, 3/15/35	800,000	767,877
Kraft Heinz Foods Co., 5.20%, 3/15/32	150,000	155,553
Mars, Inc., 5.00%, 3/1/32(2)	250,000	259,031
		3,951,228
6

Schedule of Investments - Avantis Core Fixed Income Fund

	Principal Amount/Shares	Value
Ground Transportation — 1.3%
Burlington Northern Santa Fe LLC, 5.75%, 5/1/40	$450,000	$482,236
Canadian National Railway Co., 6.25%, 8/1/34	200,000	224,081
Canadian National Railway Co., 4.375%, 9/18/34	650,000	647,168
Canadian National Railway Co., 6.375%, 11/15/37	200,000	227,673
Canadian Pacific Railway Co., 4.80%, 3/30/30	175,000	180,237
CSX Corp., 6.15%, 5/1/37	75,000	83,422
JB Hunt Transport Services, Inc., 4.90%, 3/15/30	750,000	771,115
Ryder System, Inc., 6.60%, 12/1/33	250,000	282,343
Uber Technologies, Inc., 4.80%, 9/15/34	150,000	150,514
Union Pacific Corp., 2.80%, 2/14/32	450,000	418,937
Union Pacific Corp., 4.50%, 1/20/33	475,000	484,972
		3,952,698
Health Care Equipment and Supplies — 1.0%
Abbott Laboratories, 4.75%, 11/30/36	1,370,000	1,384,158
Medtronic Global Holdings SCA, 4.50%, 3/30/33	500,000	505,307
Medtronic, Inc., 4.375%, 3/15/35	875,000	866,642
Zimmer Biomet Holdings, Inc., 5.50%, 2/19/35	240,000	251,257
		3,007,364
Health Care Providers and Services — 1.0%
Cardinal Health, Inc., 5.45%, 2/15/34	375,000	394,573
Cigna Group, 5.40%, 3/15/33	100,000	105,265
Elevance Health, Inc., 2.875%, 9/15/29	675,000	649,670
HCA, Inc., 3.625%, 3/15/32	200,000	190,625
HCA, Inc., 5.50%, 6/1/33	250,000	262,128
HCA, Inc., 5.75%, 3/1/35	600,000	635,362
Humana, Inc., 2.15%, 2/3/32(1)	200,000	174,646
Universal Health Services, Inc., 2.65%, 10/15/30	500,000	460,394
		2,872,663
Health Care REITs — 0.9%
Alexandria Real Estate Equities, Inc., 2.00%, 5/18/32	250,000	215,046
Alexandria Real Estate Equities, Inc., 5.25%, 5/15/36	500,000	502,728
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	400,000	377,684
Welltower OP LLC, 4.50%, 7/1/30	400,000	407,468
Welltower OP LLC, 2.80%, 6/1/31	1,250,000	1,171,689
		2,674,615
Hotels, Restaurants and Leisure — 0.3%
Expedia Group, Inc., 2.95%, 3/15/31	500,000	464,797
Hyatt Hotels Corp., 5.75%, 3/30/32	150,000	158,489
Marriott International, Inc., 4.625%, 6/15/30	75,000	76,466
Marriott International, Inc., 5.10%, 4/15/32	150,000	156,313
		856,065
Household Durables — 0.4%
PulteGroup, Inc., 6.00%, 2/15/35	500,000	542,535
Toll Brothers Finance Corp., 5.60%, 6/15/35(1)	750,000	794,096
		1,336,631
Industrial Conglomerates — 1.2%
3M Co., 4.80%, 3/15/30	200,000	205,701
Eaton Corp., 4.15%, 3/15/33	900,000	898,517
Honeywell International, Inc., 4.95%, 9/1/31	825,000	862,449
Honeywell International, Inc., 4.75%, 2/1/32	125,000	128,824
Honeywell International, Inc., 5.00%, 2/15/33	450,000	469,562
7

Schedule of Investments - Avantis Core Fixed Income Fund

	Principal Amount/Shares	Value
Honeywell International, Inc., 4.50%, 1/15/34	$500,000	$502,951
Pentair Finance SARL, 5.90%, 7/15/32	400,000	429,668
		3,497,672
Insurance — 3.5%
Allstate Corp., 5.25%, 3/30/33	250,000	261,272
Allstate Corp., 5.95%, 4/1/36	465,000	504,458
American International Group, Inc., 5.125%, 3/27/33	500,000	515,598
American International Group, Inc., 5.45%, 5/7/35	700,000	730,455
Aon Corp./Aon Global Holdings PLC, 5.35%, 2/28/33	1,050,000	1,099,125
Arthur J Gallagher & Co., 6.50%, 2/15/34	350,000	386,092
Chubb INA Holdings LLC, 4.90%, 8/15/35	1,150,000	1,165,970
Chubb INA Holdings LLC, 6.00%, 5/11/37	725,000	795,468
Equitable Financial Life Global Funding, 5.00%, 3/27/30(2)	150,000	153,796
Marsh & McLennan Cos., Inc., 4.85%, 11/15/31	700,000	720,530
Marsh & McLennan Cos., Inc., 4.75%, 3/15/39	400,000	387,999
MetLife, Inc., 5.375%, 7/15/33	825,000	869,982
Prudential Financial, Inc., 5.20%, 3/14/35	150,000	153,758
Prudential Financial, Inc., Series D, 5.70%, 12/14/36	575,000	608,180
Prudential Funding Asia PLC, 3.625%, 3/24/32	250,000	242,231
RenaissanceRe Holdings Ltd., 5.80%, 4/1/35	500,000	525,128
Travelers Cos., Inc., 6.25%, 6/15/37	1,250,000	1,401,183
		10,521,225
IT Services — 0.8%
Accenture Capital, Inc., 4.50%, 10/4/34	1,175,000	1,162,947
International Business Machines Corp., 5.20%, 2/10/35(1)	500,000	516,331
VeriSign, Inc., 2.70%, 6/15/31	450,000	409,790
VeriSign, Inc., 5.25%, 6/1/32	250,000	256,015
		2,345,083
Life Sciences Tools and Services — 0.6%
Thermo Fisher Scientific, Inc., 4.98%, 8/10/30	100,000	104,074
Thermo Fisher Scientific, Inc., 4.20%, 3/1/31	500,000	503,895
Thermo Fisher Scientific, Inc., 5.20%, 1/31/34(1)	500,000	525,680
Thermo Fisher Scientific, Inc., 4.79%, 10/7/35	550,000	555,204
Thermo Fisher Scientific, Inc., 5.40%, 8/10/43	225,000	230,415
		1,919,268
Machinery — 1.7%
Caterpillar, Inc., 5.20%, 5/15/35	925,000	969,383
Cummins, Inc., 4.70%, 2/15/31	925,000	952,151
Cummins, Inc., 5.15%, 2/20/34	250,000	260,886
Cummins, Inc., 5.30%, 5/9/35	825,000	865,580
Deere Funding Canada Corp., 4.15%, 10/9/30	200,000	201,298
Ingersoll Rand, Inc., 5.70%, 8/14/33	250,000	267,611
Ingersoll Rand, Inc., 5.45%, 6/15/34	456,000	479,116
John Deere Capital Corp., 3.90%, 6/7/32	625,000	619,769
PACCAR Financial Corp., 4.00%, 9/26/29	500,000	503,861
		5,119,655
Media — 0.2%
Fox Corp., 6.50%, 10/13/33	450,000	494,057
Metals and Mining — 1.3%
Barrick Mining Corp., 6.45%, 10/15/35	100,000	111,857
BHP Billiton Finance USA Ltd., 5.30%, 2/21/35	775,000	813,045
Kinross Gold Corp., 6.25%, 7/15/33	133,000	146,327
8

Schedule of Investments - Avantis Core Fixed Income Fund

	Principal Amount/Shares	Value
Nucor Corp., 5.10%, 6/1/35	$400,000	$413,859
Nucor Corp., 6.40%, 12/1/37	400,000	453,602
Rio Tinto Finance USA PLC, 4.875%, 3/14/30	175,000	180,815
Southern Copper Corp., 7.50%, 7/27/35	350,000	417,335
Steel Dynamics, Inc., 3.25%, 1/15/31	100,000	95,782
Steel Dynamics, Inc., 5.25%, 5/15/35(1)	475,000	488,350
Vale Overseas Ltd., 3.75%, 7/8/30	750,000	728,606
		3,849,578
Multi-Utilities — 1.1%
Ameren Corp., 5.375%, 3/15/35	475,000	490,698
Consumers Energy Co., 3.60%, 8/15/32	400,000	386,436
Consumers Energy Co., 4.625%, 5/15/33	200,000	203,064
Dominion Energy, Inc., 5.95%, 6/15/35	100,000	107,605
DTE Energy Co., 5.20%, 4/1/30	825,000	858,104
DTE Energy Co., 5.85%, 6/1/34	200,000	215,189
Public Service Enterprise Group, Inc., 4.90%, 3/15/30	700,000	720,940
San Diego Gas & Electric Co., 5.40%, 4/15/35	150,000	156,372
		3,138,408
Oil, Gas and Consumable Fuels — 3.5%
Boardwalk Pipelines LP, 3.60%, 9/1/32	925,000	875,284
BP Capital Markets America, Inc., 4.89%, 9/11/33	260,000	267,324
BP Capital Markets America, Inc., 5.23%, 11/17/34	750,000	785,324
Canadian Natural Resources Ltd., 5.85%, 2/1/35	110,000	117,772
Chevron USA, Inc., 4.82%, 4/15/32	950,000	989,026
Chevron USA, Inc., 6.00%, 3/1/41	248,000	276,524
ConocoPhillips Co., 6.60%, 10/1/37	100,000	114,583
DCP Midstream Operating LP, 3.25%, 2/15/32	875,000	815,177
Diamondback Energy, Inc., 5.55%, 4/1/35	200,000	209,352
Energy Transfer LP, 5.25%, 4/15/29	650,000	671,476
Enterprise Products Operating LLC, 4.85%, 1/31/34	300,000	306,912
Enterprise Products Operating LLC, 5.20%, 1/15/36	850,000	876,648
Kinder Morgan Energy Partners LP, 7.75%, 3/15/32	250,000	293,050
Kinder Morgan, Inc., 5.30%, 12/1/34	850,000	882,117
MPLX LP, 5.40%, 4/1/35	850,000	870,427
ONEOK, Inc., 6.00%, 6/15/35	60,000	63,945
Plains All American Pipeline LP/PAA Finance Corp., 5.70%, 9/15/34	825,000	862,078
Sabine Pass Liquefaction LLC, 4.50%, 5/15/30	68,000	68,777
Valero Energy Corp., 5.15%, 2/15/30	175,000	181,422
Williams Cos., Inc., 5.60%, 3/15/35	825,000	867,420
		10,394,638
Personal Care Products — 0.9%
Estee Lauder Cos., Inc., 4.65%, 5/15/33	300,000	304,891
Kenvue, Inc., 4.90%, 3/22/33	600,000	619,968
Unilever Capital Corp., 4.625%, 8/12/34	1,700,000	1,735,007
		2,659,866
Pharmaceuticals — 3.3%
Astrazeneca Finance LLC, 4.90%, 3/3/30	400,000	414,770
AstraZeneca PLC, 6.45%, 9/15/37	1,400,000	1,606,499
Bristol-Myers Squibb Co., 5.10%, 2/22/31	400,000	418,463
Bristol-Myers Squibb Co., 2.95%, 3/15/32	225,000	210,542
Bristol-Myers Squibb Co., 4.125%, 6/15/39	1,600,000	1,471,539
Eli Lilly & Co., 4.75%, 2/12/30	650,000	672,041
9

Schedule of Investments - Avantis Core Fixed Income Fund

	Principal Amount/Shares	Value
Eli Lilly & Co., 4.90%, 10/15/35	$850,000	$870,865
GlaxoSmithKline Capital, Inc., 4.50%, 4/15/30	250,000	255,722
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	686,000	782,558
Merck & Co., Inc., 4.15%, 3/15/31	250,000	251,758
Merck & Co., Inc., 4.75%, 12/4/35	1,150,000	1,160,914
Novartis Capital Corp., 4.20%, 9/18/34	250,000	248,173
Pfizer, Inc., 4.50%, 11/15/32	500,000	508,573
Pfizer, Inc., 7.20%, 3/15/39	700,000	845,992
Royalty Pharma PLC, 2.20%, 9/2/30	73,000	67,095
		9,785,504
Professional Services — 0.2%
Paychex, Inc., 5.35%, 4/15/32	150,000	153,903
Paychex, Inc., 1, 5.60%, 4/15/35(1)	150,000	153,841
Verisk Analytics, Inc., 5.25%, 3/15/35	250,000	254,165
		561,909
Real Estate Management and Development — 0.3%
CBRE Services, Inc., 2.50%, 4/1/31	400,000	365,463
CBRE Services, Inc., 5.95%, 8/15/34	325,000	347,704
First Industrial LP, 5.25%, 1/15/31	250,000	257,141
		970,308
Residential REITs — 1.1%
AvalonBay Communities, Inc., 3.30%, 6/1/29	75,000	73,659
AvalonBay Communities, Inc., 4.35%, 12/1/30	200,000	202,028
AvalonBay Communities, Inc., 2.45%, 1/15/31	1,600,000	1,483,490
AvalonBay Communities, Inc., 5.35%, 6/1/34	200,000	210,354
UDR, Inc., 3.20%, 1/15/30	264,000	256,365
UDR, Inc., 3.00%, 8/15/31	875,000	820,645
UDR, Inc., 5.125%, 9/1/34	200,000	204,365
		3,250,906
Retail REITs — 0.4%
Kimco Realty OP LLC, 4.60%, 2/1/33	175,000	176,944
Realty Income Corp., 4.50%, 2/1/33	900,000	902,151
Realty Income Corp., 5.125%, 4/15/35	75,000	77,198
		1,156,293
Semiconductors and Semiconductor Equipment — 2.2%
Applied Materials, Inc., 5.10%, 10/1/35	150,000	156,184
Broadcom, Inc., 2.45%, 2/15/31	350,000	323,603
Broadcom, Inc., 5.15%, 11/15/31	825,000	864,065
Broadcom, Inc., 4.30%, 11/15/32	760,000	757,654
Intel Corp., 3.90%, 3/25/30	725,000	717,372
KLA Corp., 4.65%, 7/15/32	1,675,000	1,718,253
NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, 1/15/33	120,000	122,847
QUALCOMM, Inc., 4.75%, 5/20/32	1,400,000	1,439,543
Texas Instruments, Inc., 4.90%, 3/14/33	400,000	415,686
		6,515,207
Software — 0.3%
Autodesk, Inc., 2.85%, 1/15/30	150,000	142,932
Oracle Corp., 6.50%, 4/15/38	250,000	259,274
Salesforce, Inc., 1.95%, 7/15/31	500,000	444,820
		847,026
Specialized REITs — 1.2%
American Tower Corp., 2.90%, 1/15/30	100,000	95,586
10

Schedule of Investments - Avantis Core Fixed Income Fund

	Principal Amount/Shares	Value
American Tower Corp., 4.90%, 3/15/30	$550,000	$565,328
American Tower Corp., 5.35%, 3/15/35	200,000	207,747
Crown Castle, Inc., 5.60%, 6/1/29	150,000	156,285
Crown Castle, Inc., 3.30%, 7/1/30	150,000	143,732
Public Storage Operating Co., 2.30%, 5/1/31	1,600,000	1,469,234
VICI Properties LP, 5.625%, 4/1/35	75,000	77,214
Weyerhaeuser Co., 4.00%, 4/15/30	875,000	868,226
		3,583,352
Specialty Retail — 0.8%
AutoZone, Inc., 4.00%, 4/15/30	150,000	149,411
Home Depot, Inc., 1.375%, 3/15/31	500,000	440,487
Home Depot, Inc., 4.95%, 6/25/34	1,125,000	1,163,144
Home Depot, Inc., 4.65%, 9/15/35	500,000	500,775
		2,253,817
Technology Hardware, Storage and Peripherals — 0.3%
Dell International LLC/EMC Corp., 5.75%, 2/1/33	150,000	159,331
Dell International LLC/EMC Corp., 5.40%, 4/15/34	475,000	491,922
NetApp, Inc., 5.50%, 3/17/32	250,000	260,675
		911,928
Textiles, Apparel and Luxury Goods — 0.3%
Ralph Lauren Corp., 5.00%, 6/15/32	850,000	884,882
Trading Companies and Distributors — 0.2%
Air Lease Corp., 5.20%, 7/15/31	700,000	718,791
Water Utilities — 0.0%
American Water Capital Corp., 5.25%, 3/1/35	150,000	156,031
Wireless Telecommunication Services — 0.3%
T-Mobile USA, Inc., 5.125%, 5/15/32	150,000	155,857
Vodafone Group PLC, 6.15%, 2/27/37	630,000	694,914
		850,771
TOTAL CORPORATE BONDS (Cost $178,681,776)		181,651,499
U.S. TREASURY SECURITIES — 25.4%
U.S. Treasury Bonds, 6.125%, 11/15/27	250,000	261,172
U.S. Treasury Bonds, 5.25%, 11/15/28	750,000	786,182
U.S. Treasury Bonds, 1.125%, 5/15/40	2,150,000	1,412,029
U.S. Treasury Bonds, 1.125%, 8/15/40	3,000,000	1,951,230
U.S. Treasury Bonds, 1.375%, 11/15/40	950,000	638,337
U.S. Treasury Bonds, 1.875%, 2/15/41	600,000	433,371
U.S. Treasury Bonds, 1.75%, 8/15/41	3,300,000	2,305,166
U.S. Treasury Bonds, 2.375%, 2/15/42	750,000	570,513
U.S. Treasury Bonds, 2.75%, 11/15/42	940,000	746,272
U.S. Treasury Bonds, 2.875%, 5/15/43	1,050,000	842,338
U.S. Treasury Bonds, 3.625%, 2/15/44	1,250,000	1,108,545
U.S. Treasury Bonds, 3.125%, 8/15/44	1,175,000	962,812
U.S. Treasury Bonds, 2.50%, 2/15/45	1,650,000	1,211,590
U.S. Treasury Bonds, 2.50%, 2/15/46	3,000,000	2,169,141
U.S. Treasury Notes, 4.50%, 3/31/26	2,000,000	2,001,146
U.S. Treasury Notes, 0.75%, 4/30/26	1,850,000	1,841,056
U.S. Treasury Notes, 4.875%, 4/30/26	500,000	500,939
U.S. Treasury Notes, 0.75%, 5/31/26	2,000,000	1,985,559
U.S. Treasury Notes, 4.625%, 6/30/26	2,000,000	2,006,337
U.S. Treasury Notes, 1.50%, 8/15/26	635,000	628,824
11

Schedule of Investments - Avantis Core Fixed Income Fund

	Principal Amount/Shares	Value
U.S. Treasury Notes, 3.75%, 8/31/26	$450,000	$450,187
U.S. Treasury Notes, 4.625%, 10/15/26	750,000	754,564
U.S. Treasury Notes, 3.875%, 5/31/27	750,000	753,633
U.S. Treasury Notes, 0.75%, 1/31/28	800,000	761,234
U.S. Treasury Notes, 1.125%, 2/29/28	800,000	765,406
U.S. Treasury Notes, 1.25%, 6/30/28	1,300,000	1,238,580
U.S. Treasury Notes, 3.875%, 7/15/28	1,300,000	1,314,447
U.S. Treasury Notes, 1.125%, 8/31/28	1,500,000	1,419,668
U.S. Treasury Notes, 1.25%, 9/30/28	2,200,000	2,084,887
U.S. Treasury Notes, 3.50%, 11/15/28	1,800,000	1,805,273
U.S. Treasury Notes, 1.50%, 11/30/28	2,000,000	1,901,875
U.S. Treasury Notes, 1.375%, 12/31/28	2,100,000	1,987,084
U.S. Treasury Notes, 1.75%, 1/31/29	2,100,000	2,005,090
U.S. Treasury Notes, 4.00%, 1/31/29	1,000,000	1,016,855
U.S. Treasury Notes, 2.625%, 2/15/29	2,100,000	2,055,006
U.S. Treasury Notes, 4.25%, 2/28/29	1,100,000	1,126,641
U.S. Treasury Notes, 2.375%, 3/31/29	2,000,000	1,940,469
U.S. Treasury Notes, 4.00%, 7/31/29	1,050,000	1,069,605
U.S. Treasury Notes, 3.75%, 6/30/30	1,375,000	1,389,582
U.S. Treasury Notes, 4.875%, 10/31/30	650,000	688,010
U.S. Treasury Notes, 0.875%, 11/15/30	2,200,000	1,950,824
U.S. Treasury Notes, 3.75%, 12/31/30(3)	1,620,000	1,636,390
U.S. Treasury Notes, 4.00%, 1/31/31	1,500,000	1,531,816
U.S. Treasury Notes, 4.25%, 2/28/31	2,150,000	2,220,169
U.S. Treasury Notes, 1.625%, 5/15/31	1,900,000	1,727,033
U.S. Treasury Notes, 1.25%, 8/15/31	1,150,000	1,018,132
U.S. Treasury Notes, 1.375%, 11/15/31	1,250,000	1,106,909
U.S. Treasury Notes, 1.875%, 2/15/32	600,000	543,820
U.S. Treasury Notes, 2.75%, 8/15/32	2,100,000	1,988,314
U.S. Treasury Notes, 3.75%, 10/31/32	1,500,000	1,504,453
U.S. Treasury Notes, 3.875%, 12/31/32	500,000	505,000
U.S. Treasury Notes, 3.50%, 2/15/33	1,700,000	1,676,891
U.S. Treasury Notes, 3.875%, 8/15/33	1,750,000	1,762,920
U.S. Treasury Notes, 4.25%, 11/15/34	1,000,000	1,027,559
U.S. Treasury Notes, 4.625%, 2/15/35	950,000	1,002,380
U.S. Treasury Notes, 4.25%, 5/15/35	900,000	923,238
U.S. Treasury Notes, 4.25%, 8/15/35	450,000	461,250
U.S. Treasury Notes, 4.125%, 2/15/36	2,250,000	2,280,059
TOTAL U.S. TREASURY SECURITIES (Cost $74,908,167)		75,757,812
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 19.5%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 19.5%
GNMA, 3.50%, TBA	4,000,000	3,742,450
GNMA, 3.50%, TBA	750,000	704,053
GNMA, 3.50%, TBA	750,000	701,534
GNMA, 4.50%, TBA	750,000	740,391
GNMA, 4.50%, TBA	500,000	494,258
GNMA, 4.50%, TBA	250,000	246,601
GNMA, 5.00%, TBA	5,500,000	5,512,000
GNMA, 5.00%, TBA	2,500,000	2,509,068
GNMA, 5.00%, TBA	1,000,000	1,000,776
GNMA, 5.50%, TBA	3,500,000	3,545,212
12

Schedule of Investments - Avantis Core Fixed Income Fund

	Principal Amount/Shares	Value
GNMA, 5.50%, TBA	$2,000,000	$2,023,804
UMBS, 2.00%, TBA	1,000,000	932,116
UMBS, 2.00%, TBA	500,000	466,039
UMBS, 3.50%, TBA	2,000,000	1,885,030
UMBS, 3.50%, TBA	2,000,000	1,884,170
UMBS, 3.50%, TBA	1,250,000	1,222,689
UMBS, 4.00%, TBA	8,500,000	8,237,503
UMBS, 4.00%, TBA	1,250,000	1,215,060
UMBS, 4.00%, TBA	750,000	743,698
UMBS, 4.00%, TBA	500,000	495,467
UMBS, 4.50%, TBA	5,500,000	5,439,965
UMBS, 4.50%, TBA	2,000,000	2,008,681
UMBS, 4.50%, TBA	1,500,000	1,482,221
UMBS, 5.00%, TBA	3,000,000	3,010,761
UMBS, 5.00%, TBA	2,000,000	2,009,440
UMBS, 5.00%, TBA	500,000	501,207
UMBS, 5.50%, TBA	3,500,000	3,556,662
UMBS, 5.50%, TBA	1,750,000	1,776,895
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $57,739,590)		58,087,751
U.S. GOVERNMENT AGENCY SECURITIES — 0.8%
Federal Farm Credit Banks Funding Corp., 4.375%, 6/23/26	250,000	250,491
Federal Farm Credit Banks Funding Corp., 4.50%, 8/14/26	235,000	235,816
FHLB, 4.625%, 11/17/26	250,000	251,727
FHLB, 1.25%, 12/21/26	250,000	245,584
FHLB, 3.25%, 6/9/28	250,000	249,530
FHLMC, 0.80%, 10/27/26	250,000	245,490
FHLMC, 6.75%, 3/15/31	250,000	286,862
FNMA, 6.625%, 11/15/30	300,000	340,207
Tennessee Valley Authority, 3.875%, 3/15/28	250,000	252,703
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $2,334,483)		2,358,410
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Canada — 0.1%
Export Development Canada, 3.875%, 2/14/28	100,000	100,823
Export Development Canada, 4.125%, 2/13/29	100,000	101,972
		202,795
Sweden — 0.1%
Svensk Exportkredit AB, 2.25%, 3/22/27	200,000	197,348
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $397,225)		400,143
SHORT-TERM INVESTMENTS — 12.9%
Money Market Funds — 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,523,233	4,523,233
State Street Navigator Securities Lending Government Money Market Portfolio(4)	4,564,053	4,564,053
		9,087,286
Treasury Bills(5) — 9.9%
U.S. Treasury Bills, 3.71%, 3/5/26	$3,000,000	2,999,089
U.S. Treasury Bills, 3.72%, 3/10/26	3,000,000	2,997,585
U.S. Treasury Bills, 3.72%, 3/31/26	3,000,000	2,991,254
U.S. Treasury Bills, 3.72%, 4/2/26	2,500,000	2,492,207
U.S. Treasury Bills, 3.71%, 4/7/26	5,000,000	4,981,881
13

Schedule of Investments - Avantis Core Fixed Income Fund

	Principal Amount/Shares	Value
U.S. Treasury Bills, 3.72%, 4/9/26	$5,000,000	$4,980,908
U.S. Treasury Bills, 3.71%, 4/14/26	5,000,000	4,978,351
U.S. Treasury Bills, 3.71%, 4/21/26	3,000,000	2,984,937
		29,406,212
TOTAL SHORT-TERM INVESTMENTS (Cost $38,493,510)		38,493,498
TOTAL INVESTMENT SECURITIES — 119.8% (Cost $352,554,751)		356,749,113
OTHER ASSETS AND LIABILITIES — (19.8)%		(58,856,247)
TOTAL NET ASSETS — 100.0%		$297,892,866

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	2	June 2026	$236,938	$1,809
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 45	Sell	1.00%	12/20/30	$3,600,000	$73,916	$3,111	$77,027
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,422,257. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $2,113,026, which represented 0.7% of total net assets.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $330,473.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,564,053.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

14

Schedule of Investments - Avantis Core Fixed Income Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$181,651,499	—
U.S. Treasury Securities	—	75,757,812	—
U.S. Government Agency Mortgage-Backed Securities	—	58,087,751	—
U.S. Government Agency Securities	—	2,358,410	—
Sovereign Governments and Agencies	—	400,143	—
Short-Term Investments	$9,087,286	29,406,212	—
	$9,087,286	$347,661,827	—
Other Financial Instruments
Futures Contracts	$1,809	—	—
Swap Agreements	—	$77,027	—
	$1,809	$77,027	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Credit	Interest Rate	Total
Asset Derivatives:
Receivable for variation margin on futures contracts*	—	$1,188	$1,188
Liability Derivatives:
Payable for variation margin on swap agreements*	$3,676	—	$3,676
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended February 28, 2026.

	Type of Risk Exposure
	Credit	Interest Rate	Total
Net realized gain (loss) on:
Futures contract transactions	—	$12,687	$12,687
Swap agreement transactions	$19,635	—	19,635
			$32,322
Change in net unrealized appreciation (depreciation) on:
Futures contracts	—	$328	$328
Swap agreements	$(10,052)	—	(10,052)
			$(9,724)
See Notes to Financial Statements.
15

Statement of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)
Avantis Core Fixed Income Fund
Assets
Investment securities, at value	$352,185,060
Investment made with cash collateral received for securities on loan, at value	4,564,053
Cash	1,259,193
Receivable for investments sold	8,456,122
Receivable for capital shares sold	347,383
Receivable for variation margin on futures contracts	1,188
Interest receivable	3,021,688
Securities lending receivable	4,378
369,839,065

Liabilities
Payable for collateral received for securities on loan	4,564,053
Payable for investments purchased	66,976,972
Payable for capital shares redeemed	400,095
Payable for variation margin on swap agreements	3,676
Accrued management fees	1,403
71,946,199

Net Assets	$297,892,866

Net Assets Consist of:
Capital paid in	$297,452,233
Distributable earnings (loss)	440,633
$297,892,866

Investment securities, at cost	$347,990,698
Investment securities on loan, at value	$4,422,257
Investment made with cash collateral received for securities on loan, at cost	$4,564,053

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis Core Fixed Income Fund
Institutional Class	$11,970,153	1,392,869	$8.59
G Class	$285,922,713	33,250,210	$8.60

See Notes to Financial Statements.
16

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)
Avantis Core Fixed Income Fund
Investment Income (Loss)
Income:
Interest	$3,864,448
Securities lending, net	13,971
3,878,419
Expenses:
Management fees	127,547
Interest expenses	3,866
131,413
Fees waived - G Class	(119,038)
12,375

Net investment income (loss)	3,866,044

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	868,036
Futures contract transactions	12,687
Swap agreement transactions	19,635
900,358

Change in net unrealized appreciation (depreciation) on:
Investments	2,348,980
Futures contracts	328
Swap agreements	(10,052)
2,339,256

Net realized and unrealized gain (loss)	3,239,614

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,105,658

See Notes to Financial Statements.
17

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2025
	Avantis Core Fixed Income Fund
Increase (Decrease) in Net Assets	February 28, 2026	August 31, 2025
Operations
Net investment income (loss)	$3,866,044	$4,261,581
Net realized gain (loss)	900,358	(517,113)
Change in net unrealized appreciation (depreciation)	2,339,256	1,576,706
Net increase (decrease) in net assets resulting from operations	7,105,658	5,321,174

Distributions to Shareholders
From earnings:
Institutional Class	(250,179)	(415,713)
G Class	(3,626,446)	(3,856,783)
Decrease in net assets from distributions	(3,876,625)	(4,272,496)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	130,655,842	98,686,846

Net increase (decrease) in net assets	133,884,875	99,735,524

Net Assets
Beginning of period	164,007,991	64,272,467
End of period	$297,892,866	$164,007,991

See Notes to Financial Statements.
18

Notes to Financial Statements

FEBRUARY 28, 2026 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Delaware statutory trust. The financial statements herein relate to the following fund and the respective share classes offered by the trust.

Avantis Core Fixed Income Fund	Institutional, G

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). A fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities, convertible bonds and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

19

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Forward Commitments — A fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. A fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, a fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income, if any, are generally declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the fund's distributor, American Century Investment Services, Inc., and the fund's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of
20

managing and operating a fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The annual management fee including any waiver impacts for the period ended February 28, 2026 are as follows:

	Annual Management Fee
	Institutional Class	G Class	G Class (before waiver)
Avantis Core Fixed Income Fund	0.15%	0.00%	0.15%

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Avantis Core Fixed Income Fund	American Century Asset Allocation Portfolios, Inc.	54%

4. Investment Transactions

Investment transactions, including TBA transactions and excluding short-term investments, for the period ended February 28, 2026 were as follows:

Avantis Core Fixed Income Fund
Purchases of U.S. Treasury and Government Agency obligations	$266,342,069
Purchases of other investment securities	$90,165,939
Total Purchases	$356,508,008

Sales of U.S. Treasury and Government Agency obligations	$207,424,661
Sales of other investment securities	$11,250,622
Total Sales	$218,675,283

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2026		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Avantis Core Fixed Income Fund
Institutional Class
Sold	212,386	$1,809,437	503,234	$4,204,562
Issued in reinvestment of distributions	29,154	248,576	49,648	415,713
Redeemed	(146,651)	(1,249,906)	(211,360)	(1,768,591)
	94,889	808,107	341,522	2,851,684
G Class
Sold	17,130,403	146,776,740	14,867,717	124,047,686
Issued in reinvestment of distributions	425,055	3,626,432	460,012	3,856,783
Redeemed	(2,410,299)	(20,555,437)	(3,828,774)	(32,069,307)
	15,145,159	129,847,735	11,498,955	95,835,162
Net increase (decrease)	15,240,048	$130,655,842	11,840,477	$98,686,846

6. Derivative Instruments

A fund may invest in various types of derivative instruments as permitted by its investment objectives and policies. The following is a summary of the primary underlying risks and derivative strategies used during the period. The Schedule of Investments provides additional information on the value and effect of a fund’s derivative instruments activity.
21

Credit Risk — The fund may be subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The average notional exposure to credit risk derivative instruments held during the period was as follows:

Avantis Core Fixed Income Fund	$3,600,000

Interest Rate Risk — The fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The average notional exposure to interest rate risk derivative instruments held during the period was as follows:

	Futures Contracts Purchased	Futures Contracts Sold
Avantis Core Fixed Income Fund	$427,531	—

7. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Avantis Core Fixed Income Fund
Federal tax cost of investments	$352,604,126
Gross tax appreciation of investments	$4,329,343
Gross tax depreciation of investments	(184,356)
Net tax appreciation (depreciation) of investments	$4,144,987

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales.

22

As of August 31, 2025, the fund had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Avantis Core Fixed Income Fund	$(2,421,044)	$(2,179,725)
23

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Portfolio Turnover Rate (excluding TBA transactions)	Net Assets, End of Period (in thousands)
Avantis Core Fixed Income Fund
Institutional Class
2026(3)	$8.45	0.19	0.14	0.33	(0.19)	—	(0.19)	$8.59	3.90%	0.15%	0.15%	4.43%	4.43%	113%	12%	$11,970
2025	$8.49	0.38	(0.04)	0.34	(0.38)	—	(0.38)	$8.45	4.14%	0.15%	0.15%	4.53%	4.53%	319%	56%	$10,966
2024	$8.25	0.37	0.24	0.61	(0.37)	—	(0.37)	$8.49	7.57%	0.15%	0.15%	4.47%	4.47%	325%	44%	$8,124
2023	$8.60	0.30	(0.35)	(0.05)	(0.30)	—	(0.30)	$8.25	(0.57)%	0.16%	0.16%	3.60%	3.60%	345%	33%	$4,433
2022	$10.09	0.18	(1.49)	(1.31)	(0.17)	(0.01)	(0.18)	$8.60	(13.01)%	0.15%	0.15%	2.08%	2.08%	481%	119%	$5,090
2021(4)	$10.00	0.06	0.10	0.16	(0.07)	—	(0.07)	$10.09	1.56%	0.15%	0.15%	1.26%	1.26%	113%	4%	$13,973
G Class
2026(3)	$8.45	0.19	0.15	0.34	(0.19)	—	(0.19)	$8.60	4.10%	0.00%	0.15%	4.58%	4.43%	113%	12%	$285,923
2025	$8.50	0.39	(0.05)	0.34	(0.39)	—	(0.39)	$8.45	4.18%	0.00%	0.15%	4.68%	4.53%	319%	56%	$153,042
2024	$8.26	0.38	0.24	0.62	(0.38)	—	(0.38)	$8.50	7.73%	0.00%	0.15%	4.62%	4.47%	325%	44%	$56,148
2023	$8.60	0.31	(0.34)	(0.03)	(0.31)	—	(0.31)	$8.26	(0.30)%	0.01%	0.16%	3.75%	3.60%	345%	33%	$38,646
2022	$10.09	0.21	(1.50)	(1.29)	(0.19)	(0.01)	(0.20)	$8.60	(12.88)%	0.00%	0.15%	2.23%	2.08%	481%	119%	$27,893
2021(4)	$10.00	0.07	0.09	0.16	(0.07)	—	(0.07)	$10.09	1.64%	0.00%	0.15%	1.41%	1.26%	113%	4%	$2,893

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2026 (unaudited).
(4)February 24, 2021 (fund inception) through August 31, 2021.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Contact Us	avantisinvestors.com
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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2026 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-96961 2604

Semiannual Financial Statements and Other Information

February 28, 2026

Avantis® All Equity Markets ETF (AVGE)
Avantis® All Equity Markets Value ETF (AVGV)
Avantis® All International Markets Equity ETF (AVNM)
Avantis® All International Markets Value ETF (AVNV)
Avantis® Moderate Allocation ETF (AVMA)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit avantisinvestors.com/docs.

Schedule of Investments - Avantis All Equity Markets ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
UNDERLYING FUNDS(1) — 99.9%
Domestic Equity Funds — 68.8%
Avantis Real Estate ETF	490,766	$23,338,377
Avantis U.S. Equity ETF	2,894,280	337,125,734
Avantis U.S. Large Cap Value ETF	1,466,191	122,837,482
Avantis U.S. Mid Cap Equity ETF	146,432	11,184,476
Avantis U.S. Mid Cap Value ETF	146,825	11,351,041
Avantis U.S. Small Cap Equity ETF	423,747	27,191,845
Avantis U.S. Small Cap Value ETF	252,454	28,522,253
		561,551,208
International Equity Funds — 31.1%
Avantis Emerging Markets Equity ETF	624,686	55,409,648
Avantis Emerging Markets Small Cap Equity ETF	113,021	7,760,022
Avantis Emerging Markets Value ETF	446,535	29,542,756
Avantis International Equity ETF	1,008,427	92,976,970
Avantis International Large Cap Value ETF	590,904	47,591,408
Avantis International Small Cap Equity ETF	116,473	9,251,450
Avantis International Small Cap Value ETF	100,659	11,081,549
		253,613,803
TOTAL UNDERLYING FUNDS (Cost $597,557,391)		815,165,011
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $721,741)	721,741	721,741
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $598,279,132)		815,886,752
OTHER ASSETS AND LIABILITIES — 0.0%		(13,734)
TOTAL NET ASSETS — 100.0%		$815,873,018

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
2

Schedule of Investments - Avantis All Equity Markets Value ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
UNDERLYING FUNDS(1) — 99.9%
Domestic Equity Funds — 60.1%
Avantis U.S. Large Cap Value ETF(2)	1,222,076	$102,385,528
Avantis U.S. Mid Cap Value ETF	268,442	20,753,251
Avantis U.S. Small Cap Value ETF	440,540	49,772,209
		172,910,988
International Equity Funds — 39.8%
Avantis Emerging Markets Value ETF	468,623	31,004,098
Avantis International Large Cap Value ETF	672,734	54,181,996
Avantis International Small Cap Value ETF	267,752	29,476,818
		114,662,912
TOTAL UNDERLYING FUNDS (Cost $233,893,940)		287,573,900
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	298,095	298,095
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,547,721	1,547,721
TOTAL SHORT-TERM INVESTMENTS (Cost $1,845,816)		1,845,816
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $235,739,756)		289,419,716
OTHER ASSETS AND LIABILITIES — (0.5)%		(1,546,958)
TOTAL NET ASSETS — 100.0%		$287,872,758

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,516,586. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,547,721.

See Notes to Financial Statements.
3

Schedule of Investments - Avantis All International Markets Equity ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
UNDERLYING FUNDS(1) — 99.9%
International Equity Funds — 99.9%
Avantis Emerging Markets Equity ETF	1,202,065	$106,623,166
Avantis Emerging Markets Small Cap Equity ETF(2)	140,840	9,670,074
Avantis Emerging Markets Value ETF	931,349	61,618,050
Avantis International Equity ETF	2,568,580	236,823,076
Avantis International Large Cap Value ETF	1,502,363	121,000,316
Avantis International Small Cap Equity ETF(2)	115,633	9,184,729
Avantis International Small Cap Value ETF	418,964	46,123,747
		591,043,158
TOTAL UNDERLYING FUNDS (Cost $448,593,811)		591,043,158
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	399,181	399,181
State Street Navigator Securities Lending Government Money Market Portfolio(3)	111,975	111,975
TOTAL SHORT-TERM INVESTMENTS (Cost $511,156)		511,156
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $449,104,967)		591,554,314
OTHER ASSETS AND LIABILITIES — 0.0%		(115,512)
TOTAL NET ASSETS — 100.0%		$591,438,802

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $305,873. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $311,977, which includes securities collateral of $200,002.

See Notes to Financial Statements.
4

Schedule of Investments - Avantis All International Markets Value ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
UNDERLYING FUNDS(1) — 99.9%
International Equity Funds — 99.9%
Avantis Emerging Markets Value ETF	209,401	$13,853,970
Avantis International Large Cap Value ETF	267,928	21,578,921
Avantis International Small Cap Value ETF	110,473	12,161,973
		47,594,864
TOTAL UNDERLYING FUNDS (Cost $43,064,721)		47,594,864
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $50,272)	50,272	50,272
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $43,114,993)		47,645,136
OTHER ASSETS AND LIABILITIES — 0.0%		(862)
TOTAL NET ASSETS — 100.0%		$47,644,274

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
5

Schedule of Investments - Avantis Moderate Allocation ETF
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value
UNDERLYING FUNDS(1) — 99.9%
Domestic Equity Funds — 48.0%
Avantis Real Estate ETF	23,316	$1,108,792
Avantis U.S. Equity ETF	150,629	17,545,266
Avantis U.S. Large Cap Value ETF	75,991	6,366,526
Avantis U.S. Mid Cap Equity ETF	7,904	603,708
Avantis U.S. Mid Cap Value ETF	7,958	615,233
Avantis U.S. Small Cap Equity ETF(2)	23,317	1,496,252
Avantis U.S. Small Cap Value ETF	13,130	1,483,427
		29,219,204
Domestic Fixed Income Funds — 30.3%
Avantis Core Fixed Income ETF	292,702	12,439,835
Avantis Short-Term Fixed Income ETF(2)	127,748	6,050,784
		18,490,619
International Equity Funds — 21.6%
Avantis Emerging Markets Equity ETF	33,158	2,941,115
Avantis Emerging Markets Small Cap Equity ETF(2)	5,794	397,816
Avantis Emerging Markets Value ETF	22,170	1,466,767
Avantis International Equity ETF	52,378	4,829,252
Avantis International Large Cap Value ETF	31,165	2,510,029
Avantis International Small Cap Equity ETF	5,679	451,083
Avantis International Small Cap Value ETF	5,191	571,477
		13,167,539
TOTAL UNDERLYING FUNDS (Cost $52,946,640)		60,877,362
SHORT-TERM INVESTMENTS — 1.8%
Money Market Funds — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	51,415	51,415
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,033,475	1,033,475
TOTAL SHORT-TERM INVESTMENTS (Cost $1,084,890)		1,084,890
TOTAL INVESTMENT SECURITIES — 101.7% (Cost $54,031,530)		61,962,252
OTHER ASSETS AND LIABILITIES — (1.7)%		(1,031,620)
TOTAL NET ASSETS — 100.0%		$60,930,632

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,011,367. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,033,475.

See Notes to Financial Statements.
6

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)
	Avantis All Equity Markets ETF	Avantis All Equity Markets Value ETF
Assets
Investment securities - affiliated, at value	$815,165,011	$287,573,900
Investment securities, at value	721,741	298,095
Investment made with cash collateral received for securities on loan, at value	—	1,547,721
Interest receivable	2,169	809
Securities lending receivable	2,189	6,057
	815,891,110	289,426,582

Liabilities
Payable for collateral received for securities on loan	—	1,547,721
Accrued management fees	18,092	6,103
	18,092	1,553,824

Net Assets	$815,873,018	$287,872,758

Shares outstanding (unlimited number of shares authorized)	8,757,500	3,517,500

Net Asset Value Per Share	$93.16	$81.84

Net Assets Consist of:
Capital paid in	$597,570,315	$234,313,902
Distributable earnings (loss)	218,302,703	53,558,856
	$815,873,018	$287,872,758

Investment securities - affiliated, at cost	$597,557,391	$233,893,940
Investment securities on loan - affiliated, at value	—	$1,516,586
Investment securities, at cost	$721,741	$298,095
Investment made with cash collateral received for securities on loan, at cost	—	$1,547,721

See Notes to Financial Statements.
7

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)
	Avantis All International Markets Equity ETF	Avantis All International Markets Value ETF
Assets
Investment securities - affiliated, at value	$591,043,158	$47,594,864
Investment securities, at value	399,181	50,272
Investment made with cash collateral received for securities on loan, at value	111,975	—
Interest receivable	1,501	126
Securities lending receivable	7,956	—
	591,563,771	47,645,262

Liabilities
Payable for collateral received for securities on loan	111,975	—
Accrued management fees	12,994	988
	124,969	988

Net Assets	$591,438,802	$47,644,274

Shares outstanding (unlimited number of shares authorized)	7,110,000	557,500

Net Asset Value Per Share	$83.18	$85.46

Net Assets Consist of:
Capital paid in	$447,276,729	$40,110,758
Distributable earnings (loss)	144,162,073	7,533,516
	$591,438,802	$47,644,274

Investment securities - affiliated, at cost	$448,593,811	$43,064,721
Investment securities on loan - affiliated, at value	$305,873	—
Investment securities, at cost	$399,181	$50,272
Investment made with cash collateral received for securities on loan, at cost	$111,975	—

See Notes to Financial Statements.
8

Statements of Assets and Liabilities

FEBRUARY 28, 2026 (UNAUDITED)
Avantis Moderate Allocation ETF
Assets
Investment securities - affiliated, at value	$60,877,362
Investment securities, at value	51,415
Investment made with cash collateral received for securities on loan, at value	1,033,475
Interest receivable	168
Securities lending receivable	3,043
61,965,463

Liabilities
Payable for collateral received for securities on loan	1,033,475
Accrued management fees	1,356
1,034,831

Net Assets	$60,930,632

Shares outstanding (unlimited number of shares authorized)	865,000

Net Asset Value Per Share	$70.44

Net Assets Consist of:
Capital paid in	$52,543,823
Distributable earnings (loss)	8,386,809
$60,930,632

Investment securities - affiliated, at cost	$52,946,640
Investment securities on loan - affiliated, at value	$1,011,367
Investment securities, at cost	$51,415
Investment made with cash collateral received for securities on loan, at cost	$1,033,475

See Notes to Financial Statements.
9

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)
	Avantis All Equity Markets ETF	Avantis All Equity Markets Value ETF
Investment Income (Loss)
Income:
Income distributions from underlying funds	$5,851,973	$1,965,567
Securities lending, net	17,056	36,907
Interest	13,104	3,912
	5,882,133	2,006,386

Expenses:
Management fees	167,978	48,730
Trustees' fees and expenses	—	1,284
	167,978	50,014
Fees waived	(67,191)	(19,492)
	100,787	30,522

Net investment income (loss)	5,781,346	1,975,864

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on sales of investments in underlying funds	1,080,150	—
Change in net unrealized appreciation (depreciation) on investments in underlying funds	92,490,955	35,639,624

Net realized and unrealized gain (loss)	93,571,105	35,639,624

Net Increase (Decrease) in Net Assets Resulting from Operations	$99,352,451	$37,615,488

See Notes to Financial Statements.
10

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)
	Avantis All International Markets Equity ETF	Avantis All International Markets Value ETF
Investment Income (Loss)
Income:
Income distributions from underlying funds	$5,979,423	$445,310
Securities lending, net	40,603	—
Interest	9,846	647
	6,029,872	445,957

Expenses:
Management fees	109,041	7,080
Trustees' fees and expenses	2,901	180
	111,942	7,260
Fees waived	(43,617)	(2,832)
	68,325	4,428

Net investment income (loss)	5,961,547	441,529

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on sales of investments in underlying funds	1,713,681	3,004,778
Change in net unrealized appreciation (depreciation) on investments in underlying funds	92,056,264	3,557,895

Net realized and unrealized gain (loss)	93,769,945	6,562,673

Net Increase (Decrease) in Net Assets Resulting from Operations	$99,731,492	$7,004,202

See Notes to Financial Statements.
11

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED)
Avantis Moderate Allocation ETF
Investment Income (Loss)
Income:
Income distributions from underlying funds	$621,450
Securities lending, net	9,911
Interest	1,161
632,522

Expenses:
Management fees	12,212
Trustees' fees and expenses	329
12,541
Fees waived	(4,885)
7,656

Net investment income (loss)	624,866

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on sales of investments in underlying funds	385,834
Change in net unrealized appreciation (depreciation) on investments in underlying funds	4,682,939

Net realized and unrealized gain (loss)	5,068,773

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,693,639

See Notes to Financial Statements.
12

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2025
	Avantis All Equity Markets ETF		Avantis All Equity Markets Value ETF
Increase (Decrease) in Net Assets	February 28, 2026	August 31, 2025	February 28, 2026	August 31, 2025
Operations
Net investment income (loss)	$5,781,346	$9,754,915	$1,975,864	$3,356,009
Net realized gain (loss)	1,080,150	7,433,892	—	8,687,396
Change in net unrealized appreciation (depreciation)	92,490,955	57,531,970	35,639,624	7,830,613
Net increase (decrease) in net assets resulting from operations	99,352,451	74,720,777	37,615,488	19,874,018

Distributions to Shareholders
From earnings	(5,800,112)	(9,762,351)	(1,976,338)	(3,359,528)

Capital Share Transactions
Proceeds from shares sold	128,701,823	138,168,777	92,223,159	97,869,464
Payments for shares redeemed	(2,993,462)	(25,355,092)	—	(50,546,318)
Net increase (decrease) in net assets from capital share transactions	125,708,361	112,813,685	92,223,159	47,323,146

Net increase (decrease) in net assets	219,260,700	177,772,111	127,862,309	63,837,636

Net Assets
Beginning of period	596,612,318	418,840,207	160,010,449	96,172,813
End of period	$815,873,018	$596,612,318	$287,872,758	$160,010,449

Transactions in Shares of the Funds
Sold	1,465,000	1,880,000	1,205,000	1,560,000
Redeemed	(35,000)	(335,000)	—	(807,500)
Net increase (decrease) in shares of the funds	1,430,000	1,545,000	1,205,000	752,500

See Notes to Financial Statements.
13

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2025
	Avantis All International Markets Equity ETF		Avantis All International Markets Value ETF
Increase (Decrease) in Net Assets	February 28, 2026	August 31, 2025	February 28, 2026	August 31, 2025
Operations
Net investment income (loss)	$5,961,547	$5,975,580	$441,529	$695,618
Net realized gain (loss)	1,713,681	1,222,500	3,004,778	4,880,592
Change in net unrealized appreciation (depreciation)	92,056,264	47,403,535	3,557,895	725,603
Net increase (decrease) in net assets resulting from operations	99,731,492	54,601,615	7,004,202	6,301,813

Distributions to Shareholders
From earnings	(5,962,502)	(5,985,579)	(442,934)	(696,590)

Capital Share Transactions
Proceeds from shares sold	163,048,247	256,995,434	56,913,996	52,591,393
Payments for shares redeemed	(6,553,803)	(6,982,049)	(35,831,511)	(41,292,696)
Net increase (decrease) in net assets from capital share transactions	156,494,444	250,013,385	21,082,485	11,298,697

Net increase (decrease) in net assets	250,263,434	298,629,421	27,643,753	16,903,920

Net Assets
Beginning of period	341,175,368	42,545,947	20,000,521	3,096,601
End of period	$591,438,802	$341,175,368	$47,644,274	$20,000,521

Transactions in Shares of the Funds
Sold	2,205,000	4,382,500	752,500	865,000
Redeemed	(92,500)	(112,500)	(482,500)	(630,000)
Net increase (decrease) in shares of the funds	2,112,500	4,270,000	270,000	235,000

See Notes to Financial Statements.
14

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2026 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2025
	Avantis Moderate Allocation ETF
Increase (Decrease) in Net Assets	February 28, 2026	August 31, 2025
Operations
Net investment income (loss)	$624,866	$799,568
Net realized gain (loss)	385,834	519,286
Change in net unrealized appreciation (depreciation)	4,682,939	2,111,356
Net increase (decrease) in net assets resulting from operations	5,693,639	3,430,210

Distributions to Shareholders
From earnings	(589,261)	(729,366)

Capital Share Transactions
Proceeds from shares sold	17,556,065	26,773,961
Payments for shares redeemed	(2,283,183)	(5,083,468)
Net increase (decrease) in net assets from capital share transactions	15,272,882	21,690,493

Net increase (decrease) in net assets	20,377,260	24,391,337

Net Assets
Beginning of period	40,553,372	16,162,035
End of period	$60,930,632	$40,553,372

Transactions in Shares of the Funds
Sold	265,000	447,500
Redeemed	(35,000)	(87,500)
Net increase (decrease) in shares of the funds	230,000	360,000

See Notes to Financial Statements.
15

Notes to Financial Statements

FEBRUARY 28, 2026 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Delaware statutory trust. Each fund operates as a fund of funds, meaning that it seeks to achieve its objective by investing in other Avantis exchange-traded funds (the underlying funds) that represent a variety of asset classes and investment styles. Additional information and attributes of each underlying fund are available at avantisinvestors.com. The financial statements herein relate to the following funds offered by the trust.

Fund Name	Ticker	Exchange
Avantis All Equity Markets ETF	AVGE	NYSE Arca, Inc.
Avantis All Equity Markets Value ETF	AVGV	NYSE Arca, Inc.
Avantis All International Markets Equity ETF	AVNM	NYSE Arca, Inc.
Avantis All International Markets Value ETF	AVNV	NYSE Arca, Inc.
Avantis Moderate Allocation ETF	AVMA	NYSE Arca, Inc.

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds' investment securities were classified as Level 1. The Schedule of Investments provides additional information on a fund's portfolio holdings.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss). Interest income less foreign taxes withheld, if any, is recorded on the
16

accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income, if any, are generally declared and paid quarterly. Prior to January 1, 2026, distributions from net investment income were declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.  ACIM serves as the investment advisor for the underlying funds.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.  During the period ended February 28, 2026, the investment advisor agreed to waive 0.02% of each fund's management fee. The investment advisor expects this waiver to continue until December 31, 2026 and cannot terminate it prior to such date without the approval of the Board of Trustees.

The annual management fee and the effective annual management fee after waiver for the period ended February 28, 2026 are as follows:

	Annual Management Fee	Effective Annual Management Fee
		After Waiver
Avantis All Equity Markets ETF	0.05%	0.03%
Avantis All Equity Markets Value ETF	0.05%	0.03%
Avantis All International Markets Equity ETF	0.05%	0.03%
Avantis All International Markets Value ETF	0.05%	0.03%
Avantis Moderate Allocation ETF	0.05%	0.03%

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Acquired Fund Fees and Expenses — A fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

17

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

4. Investment Transactions

Investment transactions, excluding short-term investments and in kind transactions, for the period ended February 28, 2026 were as follows:

	Avantis All Equity Markets ETF	Avantis All Equity Markets Value ETF	Avantis All International Markets Equity ETF	Avantis All International Markets Value ETF	Avantis Moderate Allocation ETF
Purchases	$6,137,011	$2,346,997	$6,349,845	$520,570	$783,187
Sales	—	—	—	—	—

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended February 28, 2026 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Avantis All Equity Markets ETF	$122,196,459	$2,983,934	$1,080,150
Avantis All Equity Markets Value ETF	$89,682,331	—	—
Avantis All International Markets Equity ETF	$156,519,167	$6,536,894	$1,713,681
Avantis All International Markets Value ETF	$56,290,583	$35,764,889	$3,004,778
Avantis Moderate Allocation ETF	$16,786,549	$2,272,538	$385,834
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

6. Risk Factors

The overall risk profile of a fund will be impacted by the underlying funds’ investment strategies, including the investment vehicles and techniques utilized to manage each portfolio. The net asset value of a fund will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Avantis All Equity Markets ETF	Avantis All Equity Markets Value ETF	Avantis All International Markets Equity ETF
Federal tax cost of investments	$598,370,346	$235,739,966	$449,104,967
Gross tax appreciation of investments	$217,516,406	$53,679,750	$142,449,347
Gross tax depreciation of investments	—	—	—
Net tax appreciation (depreciation) of investments	$217,516,406	$53,679,750	$142,449,347

18

	Avantis All International Markets Value ETF	Avantis Moderate Allocation ETF
Federal tax cost of investments	$43,114,993	$54,031,530
Gross tax appreciation of investments	$4,530,143	$7,930,722
Gross tax depreciation of investments	—	—
Net tax appreciation (depreciation) of investments	$4,530,143	$7,930,722

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2025, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Avantis All Equity Markets ETF	$(275,087)	—
Avantis All Equity Markets Value ETF	$(120,419)	—

8. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

19

9. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended February 28, 2026 follows:

Fund/Underlying Fund	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(1)
Avantis All Equity Markets ETF (Amounts in thousands)
Avantis Real Estate ETF	$15,543	$6,513	$73	$1,355	$23,338	491	$9	$435
Avantis U.S. Equity ETF	258,863	52,834	777	26,206	337,126	2,894	511	1,543
Avantis U.S. Large Cap Value ETF	86,759	20,187	289	16,181	122,838	1,466	153	593
Avantis U.S. Mid Cap Equity ETF	8,132	2,147	30	935	11,184	146	11	49
Avantis U.S. Mid Cap Value ETF	8,224	2,082	29	1,074	11,351	147	11	52
Avantis U.S. Small Cap Equity ETF	19,676	4,888	70	2,698	27,192	424	29	132
Avantis U.S. Small Cap Value ETF	21,309	4,272	72	3,013	28,522	252	32	186
Avantis Emerging Markets Equity ETF	37,603	7,871	123	10,059	55,410	625	66	661
Avantis Emerging Markets Small Cap Equity ETF	5,963	1,207	23	613	7,760	113	5	106
Avantis Emerging Markets Value ETF	21,212	4,022	71	4,380	29,543	447	32	450
Avantis International Equity ETF	65,842	13,149	203	14,189	92,977	1,008	127	866
Avantis International Large Cap Value ETF	33,096	6,560	100	8,035	47,591	591	67	554
Avantis International Small Cap Equity ETF	6,497	1,303	23	1,474	9,251	116	10	93
Avantis International Small Cap Value ETF	7,525	1,298	20	2,279	11,082	101	17	132
	$596,244	$128,333	$1,903	$92,491	$815,165	8,821	$1,080	$5,852
(1)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(1)
Avantis All Equity Markets Value ETF (Amounts in thousands)
Avantis U.S. Large Cap Value ETF(2)	$56,639	$34,013	—	$11,734	$102,386	1,222	—	$403
Avantis U.S. Mid Cap Value ETF	12,066	6,960	—	1,727	20,753	268	—	79
Avantis U.S. Small Cap Value ETF	28,123	17,124	—	4,525	49,772	441	—	255
Avantis Emerging Markets Value ETF	17,081	9,850	—	4,073	31,004	469	—	392
Avantis International Large Cap Value ETF	29,986	16,053	—	8,143	54,182	673	—	536
Avantis International Small Cap Value ETF	16,010	8,029	—	5,438	29,477	268	—	301
	$159,905	$92,029	—	$35,640	$287,574	3,341	—	$1,966
(1)Distributions received includes distributions from net investment income and from capital gains, if any.
(2)Security, or a portion thereof, is on loan.

Fund/Underlying Fund	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(1)
Avantis All International Markets Equity ETF (Amounts in thousands)
Avantis Emerging Markets Equity ETF	$61,108	$28,109	$855	$18,261	$106,623	1,202	$341	$1,172
Avantis Emerging Markets Small Cap Equity ETF(2)	—	8,863	22	829	9,670	141	—	31
Avantis Emerging Markets Value ETF	39,201	14,152	546	8,811	61,618	931	185	884
Avantis International Equity ETF	139,800	64,785	1,997	34,235	236,823	2,569	667	2,019
Avantis International Large Cap Value ETF	70,309	32,295	996	19,392	121,000	1,502	348	1,292
Avantis International Small Cap Equity ETF(2)	—	8,129	25	1,081	9,185	116	1	36
Avantis International Small Cap Value ETF	30,523	6,536	382	9,447	46,124	419	172	545
	$340,941	$162,869	$4,823	$92,056	$591,043	6,880	$1,714	$5,979
(1)Distributions received includes distributions from net investment income and from capital gains, if any.
(2)Security, or a portion thereof, is on loan.

Fund/Underlying Fund	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(1)
Avantis All International Markets Value ETF (Amounts in thousands)
Avantis Emerging Markets Value ETF	$5,717	$16,814	$9,636	$959	$13,854	209	$640	$148
Avantis International Large Cap Value ETF	9,277	25,847	15,094	1,549	21,579	268	1,410	189
Avantis International Small Cap Value ETF	4,992	14,150	8,030	1,050	12,162	110	955	108
	$19,986	$56,811	$32,760	$3,558	$47,595	587	$3,005	$445
(1)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(1)
Avantis Moderate Allocation ETF (Amounts in thousands)
Avantis Real Estate ETF	$750	$335	$38	$62	$1,109	23	$3	$23
Avantis U.S. Equity ETF	11,994	4,848	506	1,209	17,545	151	169	77
Avantis U.S. Large Cap Value ETF	4,051	1,689	178	805	6,367	76	47	30
Avantis U.S. Mid Cap Equity ETF	408	165	18	49	604	8	4	3
Avantis U.S. Mid Cap Value ETF	411	165	18	57	615	8	4	3
Avantis U.S. Small Cap Equity ETF(2)	1,001	394	46	147	1,496	23	9	7
Avantis U.S. Small Cap Value ETF	983	390	46	156	1,483	13	8	9
Avantis Core Fixed Income ETF	8,535	4,210	466	161	12,440	293	18	217
Avantis Short-Term Fixed Income ETF(2)	4,134	2,125	225	17	6,051	128	6	105
Avantis Emerging Markets Equity ETF	1,793	721	76	503	2,941	33	28	35
Avantis Emerging Markets Small Cap Equity ETF(2)	270	110	12	30	398	6	3	5
Avantis Emerging Markets Value ETF	932	370	40	205	1,467	22	11	22
Avantis International Equity ETF	3,050	1,207	127	699	4,829	52	43	45
Avantis International Large Cap Value ETF	1,570	604	66	402	2,510	31	23	29
Avantis International Small Cap Equity ETF	275	119	12	69	451	6	3	4
Avantis International Small Cap Value ETF	354	118	13	112	571	5	7	7
	$40,511	$17,570	$1,887	$4,683	$60,877	878	$386	$621
(1)Distributions received includes distributions from net investment income and from capital gains, if any.
(2)Security, or a portion thereof, is on loan.

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate(4)	Net Assets, End of Period (in thousands)
Avantis All Equity Markets ETF
2026(5)	$81.42	0.74	11.73	12.47	(0.73)	$93.16	15.41%	0.03%	0.05%	1.72%	1.70%	0%	$815,873
2025	$72.43	1.49	8.96	10.45	(1.46)	$81.42	14.64%	0.03%	0.05%	2.00%	1.98%	0%	$596,612
2024	$60.97	1.33	11.44	12.77	(1.31)	$72.43	21.16%	0.03%	0.05%	2.02%	2.00%	2%	$418,840
2023(6)	$50.01	1.07	10.88	11.95	(0.99)	$60.97	24.04%	0.03%	0.05%	1.98%	1.96%	2%	$219,809

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets and ratio of operating expenses before expense waiver to average net assets does not include any fees and expenses of the underlying funds.
(4)Excludes securities received or delivered in kind.
(5)Six months ended February 28, 2026 (unaudited).
(6)September 27, 2022 (fund inception) through August 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate(4)	Net Assets, End of Period (in thousands)
Avantis All Equity Markets Value ETF
2026(5)	$69.19	0.74	12.64	13.38	(0.73)	$81.84	19.47%	0.03%	0.05%	2.03%	2.01%	0%	$287,873
2025	$61.65	1.64	7.37	9.01	(1.47)	$69.19	14.89%	0.03%	0.05%	2.60%	2.58%	0%	$160,010
2024	$52.59	1.39	8.98	10.37	(1.31)	$61.65	19.95%	0.03%	0.05%	2.42%	2.40%	8%	$96,173
2023(6)	$50.62	—(7)	1.97	1.97	—	$52.59	3.89%	0.03%	0.05%	(0.03)%	(0.05)%	0%	$18,405

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets and ratio of operating expenses before expense waiver to average net assets does not include any fees and expenses of the underlying funds.
(4)Excludes securities received or delivered in kind.
(5)Six months ended February 28, 2026 (unaudited).
(6)June 27, 2023 (fund inception) through August 31, 2023.
(7)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate(4)	Net Assets, End of Period (in thousands)
Avantis All International Markets Equity ETF
2026(5)	$68.27	1.00	14.92	15.92	(1.01)	$83.18	23.56%	0.03%	0.05%	2.73%	2.71%	0%	$591,439
2025	$58.48	2.40	9.39	11.79	(2.00)	$68.27	20.71%	0.03%	0.05%	3.85%	3.83%	0%	$341,175
2024	$51.18	1.74	7.40	9.14	(1.84)	$58.48	18.20%	0.03%	0.05%	3.14%	3.12%	0%	$42,546
2023(6)	$50.43	—(7)	0.75	0.75	—	$51.18	1.50%	0.03%	0.05%	(0.03)%	(0.05)%	0%	$640

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets and ratio of operating expenses before expense waiver to average net assets does not include any fees and expenses of the underlying funds.
(4)Excludes securities received or delivered in kind.
(5)Six months ended February 28, 2026 (unaudited).
(6)June 27, 2023 (fund inception) through August 31, 2023.
(7)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate(4)	Net Assets, End of Period (in thousands)
Avantis All International Markets Value ETF
2026(5)	$69.57	1.17	15.97	17.14	(1.25)	$85.46	24.93%	0.03%	0.05%	3.12%	3.10%	0%	$47,644
2025	$58.98	2.16	10.68	12.84	(2.25)	$69.57	22.44%	0.03%	0.05%	3.56%	3.54%	0%	$20,001
2024	$51.50	1.91	7.25	9.16	(1.68)	$58.98	18.11%	0.03%	0.05%	3.44%	3.42%	0%	$3,097
2023(6)	$50.37	—(7)	1.13	1.13	—	$51.50	2.26%	0.03%	0.05%	(0.03)%	(0.05)%	0%	$386

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets and ratio of operating expenses before expense waiver to average net assets does not include any fees and expenses of the underlying funds.
(4)Excludes securities received or delivered in kind.
(5)Six months ended February 28, 2026 (unaudited).
(6)June 27, 2023 (fund inception) through August 31, 2023.
(7)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate(4)	Net Assets, End of Period (in thousands)
Avantis Moderate Allocation ETF
2026(5)	$63.86	0.85	6.48	7.33	(0.75)	$70.44	11.55%	0.03%	0.05%	2.56%	2.54%	0%	$60,931
2025	$58.77	1.68	4.90	6.58	(1.49)	$63.86	11.40%	0.03%	0.05%	2.80%	2.78%	0%	$40,553
2024	$51.44	1.43	7.06	8.49	(1.16)	$58.77	16.68%	0.03%	0.05%	2.58%	2.56%	0%	$16,162
2023(6)	$50.39	0.06	0.99	1.05	—	$51.44	2.09%	0.03%	0.05%	0.69%	0.67%	0%	$2,058

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets and ratio of operating expenses before expense waiver to average net assets does not include any fees and expenses of the underlying funds.
(4)Excludes securities received or delivered in kind.
(5)Six months ended February 28, 2026 (unaudited).
(6)June 27, 2023 (fund inception) through August 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2026 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-98025 2604

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

A statement regarding the basis for the board of directors’ approval of the investment advisory contract for American Century Small Cap Growth Insights ETF, American Century Small Cap Value ETF and Avantis Total Equity Markets ETF is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Not applicable for semiannual report filings.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century ETF Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	April 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	April 27, 2026

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	April 27, 2026